UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: February 28, 2019

Date of reporting period: May 31, 2018

Item 1.	Schedules of Investments.

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
WPP Finance 2010
5.13%, 09/07/42	$ 55	$ 54,546
5.63%, 11/15/43	229	242,463
		297,009
Aerospace & Defense — 1.7%
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	125	114,190
3.55%, 03/01/38 (Call 09/01/37)(a)	130	126,182
3.65%, 03/01/47 (Call 09/01/46)	200	190,910
5.88%, 02/15/40	250	317,920
6.63%, 02/15/38	16	21,676
6.88%, 03/15/39	182	254,502
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/14/42)(a)	300	287,568
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	175	181,552
5.05%, 04/27/45 (Call 10/27/44)	200	213,204
6.15%, 12/15/40	100	121,618
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	150	141,945
3.80%, 03/01/45 (Call 09/01/44)	350	325,763
4.07%, 12/15/42	325	316,748
4.09%, 09/15/52 (Call 03/15/52)	500	478,280
4.50%, 05/15/36 (Call 11/15/35)	250	262,865
4.70%, 05/15/46 (Call 11/15/45)	600	641,172
Series B, 6.15%, 09/01/36	250	313,235
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	345	317,231
4.03%, 10/15/47 (Call 04/15/47)	675	636,619
4.75%, 06/01/43	250	263,125
5.05%, 11/15/40	100	108,039
Northrop Grumman Systems Corp., 7.75%, 02/15/31	250	335,423
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)(a)	100	105,193
4.70%, 12/15/41	250	281,378
4.88%, 10/15/40	137	156,473
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	350	336,994
4.80%, 12/15/43 (Call 06/15/43)	211	215,207
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	670	590,082
4.05%, 05/04/47 (Call 11/04/46)(a)	250	230,793
4.15%, 05/15/45 (Call 11/16/44)(a)	400	376,056
4.50%, 06/01/42	990	978,991
5.40%, 05/01/35	121	132,404
5.70%, 04/15/40	280	320,704
6.05%, 06/01/36	100	116,890
6.13%, 07/15/38	200	238,492
6.70%, 08/01/28	500	604,510
7.50%, 09/15/29	164	210,033
		10,863,967
Agriculture — 1.4%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	250	223,855
4.25%, 08/09/42	550	518,875
4.50%, 05/02/43	350	343,714
5.38%, 01/31/44	650	710,476
Security	Par(000)	Value
Agriculture (continued)
Archer-Daniels-Midland Co.
4.02%, 04/16/43	$ 599	$ 586,505
4.54%, 03/26/42	378	400,457
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)(b)	1,000	957,270
4.54%, 08/15/47 (Call 02/15/47)(a)(b)	1,000	946,720
Philip Morris International Inc.
3.88%, 08/21/42	76	69,350
4.13%, 03/04/43	325	307,976
4.25%, 11/10/44	600	581,076
4.38%, 11/15/41	436	429,582
4.50%, 03/20/42	100	99,613
4.88%, 11/15/43	200	209,146
6.38%, 05/16/38	625	771,981
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	225	247,300
5.85%, 08/15/45 (Call 02/12/45)	800	895,152
6.15%, 09/15/43	100	115,742
7.25%, 06/15/37	203	260,216
		8,675,006
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	79	75,987
Series 2016-3, Class AA, 3.00%, 04/15/30	379	358,101
United Airlines Pass Through Trust, Series 2016-2, Class AA, 2.88%, 04/07/30	487	454,457
		888,545
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	200	179,744
3.63%, 05/01/43 (Call 11/01/42)	300	282,846
3.88%, 11/01/45 (Call 05/01/45)	175	170,401
VF Corp., 6.45%, 11/01/37	125	159,406
		792,397
Auto Manufacturers — 0.9%
Daimler Finance North America LLC, 8.50%, 01/18/31	575	830,168
Ford Motor Co.
4.75%, 01/15/43	800	718,664
5.29%, 12/08/46 (Call 06/08/46)(a)	550	530,607
6.63%, 10/01/28	16	18,052
7.40%, 11/01/46(a)	114	141,256
7.45%, 07/16/31	650	774,956
General Motors Co.
5.00%, 04/01/35	400	390,168
5.15%, 04/01/38 (Call 10/01/37)	150	146,262
5.20%, 04/01/45	400	379,408
5.40%, 04/01/48 (Call 10/01/47)	250	245,930
6.25%, 10/02/43	400	428,228
6.60%, 04/01/36 (Call 10/01/35)	600	668,718
6.75%, 04/01/46 (Call 10/01/45)	400	455,020
		5,727,437
Auto Parts & Equiptment — 0.1%
Aptiv PLC, 4.40%, 10/01/46 (Call 04/01/46)	150	142,075
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	185	178,925
		321,000
Banks — 7.7%
Bank of America Corp.
3.95%, 01/23/49 (Call 01/23/48)(c)(d)	400	369,508
4.24%, 04/24/38 (Call 04/24/37)(c)(d)	500	492,645

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
4.44%, 01/20/48 (Call 01/20/47)(c)(d)	$ 800	$ 802,464
4.88%, 04/01/44	150	159,416
5.00%, 01/21/44	800	865,672
5.88%, 02/07/42	650	781,592
6.11%, 01/29/37	1,050	1,229,833
7.75%, 05/14/38	600	827,202
Series L, 4.75%, 04/21/45	8	8,162
Bank of America N.A., 6.00%, 10/15/36	350	427,200
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)(a)	135	123,939
3.30%, 08/23/29 (Call 05/23/29)	150	140,928
Barclays PLC
4.95%, 01/10/47	500	468,610
5.25%, 08/17/45(a)	400	391,080
Citigroup Inc.
4.13%, 07/25/28(a)	575	554,611
4.28%, 04/24/48 (Call 10/24/47)(c)(d)	325	312,273
4.65%, 07/30/45	475	480,159
4.75%, 05/18/46(a)	700	686,609
5.30%, 05/06/44	300	317,421
5.88%, 01/30/42	350	414,929
6.00%, 10/31/33	200	227,072
6.13%, 08/25/36	282	325,197
6.63%, 06/15/32	525	626,104
6.68%, 09/13/43	375	465,705
8.13%, 07/15/39	750	1,081,620
Cooperatieve Rabobank UA
5.25%, 05/24/41	625	721,856
5.25%, 08/04/45	541	575,110
5.75%, 12/01/43(a)	350	398,101
Credit Suisse Group Funding Guernsey Ltd., 4.88%, 05/15/45(a)	536	539,645
Fifth Third Bancorp., 8.25%, 03/01/38	300	418,209
First Republic Bank/CA, 4.38%, 08/01/46 (Call 02/01/46)	250	243,793
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	575	666,747
Goldman Sachs Group Inc. (The)
3.81%, 04/23/29 (Call 04/23/28)(c)(d)	850	813,144
4.02%, 10/31/38 (Call 10/31/37)(c)(d)	1,025	943,205
4.41%, 04/23/39 (Call 04/23/38)(c)(d)	500	481,945
4.75%, 10/21/45 (Call 04/21/45)	650	657,163
4.80%, 07/08/44 (Call 01/08/44)	550	558,151
5.15%, 05/22/45	740	761,638
6.13%, 02/15/33	850	991,295
6.25%, 02/01/41	900	1,074,699
6.75%, 10/01/37	2,100	2,528,400
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35	350	396,386
HSBC Holdings PLC
5.25%, 03/14/44	550	570,883
6.10%, 01/14/42	225	279,693
6.50%, 05/02/36	800	954,648
6.50%, 09/15/37	800	959,648
6.80%, 06/01/38	750	929,610
7.63%, 05/17/32	300	386,010
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(c)(d)	750	698,137
3.96%, 11/15/48 (Call 11/15/47)(c)(d)	750	690,435
4.03%, 07/24/48 (Call 07/24/47)(c)(d)	709	657,335
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	750	726,090
4.85%, 02/01/44	200	213,052
4.95%, 06/01/45	775	803,404
Security	Par(000)	Value
Banks (continued)
5.40%, 01/06/42	$ 675	$ 766,638
5.50%, 10/15/40	587	672,637
5.60%, 07/15/41	710	824,061
5.63%, 08/16/43	475	534,988
6.40%, 05/15/38	825	1,033,717
KfW
0.00%, 04/18/36(e)	450	257,706
0.00%, 06/29/37(e)	750	415,125
Lloyds Banking Group PLC
4.34%, 01/09/48	600	524,496
5.30%, 12/01/45	200	202,158
Morgan Stanley
4.30%, 01/27/45	1,000	963,300
4.38%, 01/22/47	950	923,685
4.46%, 04/22/39 (Call 04/22/38)(c)(d)	250	249,090
6.38%, 07/24/42	800	996,800
7.25%, 04/01/32	600	771,258
Regions Financial Corp., 7.38%, 12/10/37	235	310,691
Wells Fargo & Co.
3.90%, 05/01/45	900	838,296
4.40%, 06/14/46	900	839,493
4.65%, 11/04/44	600	582,186
4.75%, 12/07/46	750	740,812
4.90%, 11/17/45	750	760,897
5.38%, 02/07/35	300	336,867
5.38%, 11/02/43	625	667,994
5.50%, 08/01/35	400	436,048
5.61%, 01/15/44	1,020	1,122,296
Wells Fargo Capital X, 5.95%, 12/01/86	200	214,346
		49,203,968
Beverages — 2.9%
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	200	184,930
4.63%, 02/01/44	445	446,962
4.70%, 02/01/36 (Call 08/01/35)	2,350	2,419,865
4.90%, 02/01/46 (Call 08/01/45)	3,850	4,012,316
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	600	535,218
4.38%, 04/15/38 (Call 10/15/37)	165	163,621
4.44%, 10/06/48 (Call 04/06/48)	498	486,680
4.60%, 04/15/48 (Call 10/15/47)	1,350	1,351,445
4.95%, 01/15/42(a)	750	792,120
8.00%, 11/15/39	136	196,540
8.20%, 01/15/39	600	876,198
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	118	126,732
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	271	306,073
Constellation Brands Inc.
4.10%, 02/15/48 (Call 08/15/47)(a)	125	113,635
4.50%, 05/09/47 (Call 11/09/46)	200	193,662
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)(a)	136	133,881
5.88%, 09/30/36	350	433,062
Diageo Investment Corp.
4.25%, 05/11/42	250	260,850
7.45%, 04/15/35	11	15,622
Dr Pepper Snapple Group Inc., 4.50%, 11/15/45 (Call 05/15/45)(b)	250	232,630
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	364	359,654
Maple Escrow Subsidiary Inc., 4.99%, 05/25/38 (Call 11/25/37)(b)	500	506,935

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Beverages (continued)
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	$ 450	$ 402,633
5.00%, 05/01/42	650	653,354
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	605	546,987
3.60%, 08/13/42	400	375,440
4.00%, 03/05/42	207	206,480
4.00%, 05/02/47 (Call 11/02/46)(a)	300	297,846
4.25%, 10/22/44 (Call 04/22/44)	350	359,814
4.45%, 04/14/46 (Call 10/14/45)(a)	225	239,072
4.60%, 07/17/45 (Call 01/17/45)	250	270,890
4.88%, 11/01/40	200	225,848
5.50%, 01/15/40	246	298,883
Pepsi-Cola Metropolitan Bottling Co. Inc., Series B, 7.00%, 03/01/29	351	451,814
		18,477,692
Biotechnology — 1.7%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)(a)	1,100	1,074,095
4.56%, 06/15/48 (Call 12/15/47)	750	745,920
4.66%, 06/15/51 (Call 12/15/50)(a)	1,575	1,586,891
4.95%, 10/01/41	150	157,977
5.15%, 11/15/41 (Call 05/15/41)	175	189,165
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	350	369,492
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	700	745,108
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	250	226,770
4.55%, 02/20/48 (Call 08/20/47)	250	233,758
4.63%, 05/15/44 (Call 11/15/43)(a)	500	474,715
5.00%, 08/15/45 (Call 02/15/45)(a)	800	799,520
5.25%, 08/15/43	450	463,640
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	50	48,156
4.15%, 03/01/47 (Call 09/01/46)(a)	650	625,644
4.50%, 02/01/45 (Call 08/01/44)	650	653,367
4.60%, 09/01/35 (Call 03/01/35)	450	466,969
4.75%, 03/01/46 (Call 09/01/45)	775	805,984
4.80%, 04/01/44 (Call 10/01/43)	600	628,902
5.65%, 12/01/41 (Call 06/01/41)	450	522,360
		10,818,433
Building Materials — 0.3%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)(a)	175	171,428
4.63%, 07/02/44 (Call 01/02/44)(f)	225	224,735
4.95%, 07/02/64 (Call 01/02/64)(f)	107	105,748
5.13%, 09/14/45 (Call 03/14/45)	250	267,198
6.00%, 01/15/36	100	116,550
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	300	267,018
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	150	137,181
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	300	255,909
7.00%, 12/01/36	173	211,411
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	200	184,876
4.70%, 03/01/48 (Call 09/01/47)(b)	250	238,140
		2,180,194
Chemicals — 1.4%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	110	117,808
Security	Par(000)	Value
Chemicals (continued)
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	$ 225	$ 220,662
4.38%, 11/15/42 (Call 05/15/42)	400	386,956
4.63%, 10/01/44 (Call 04/01/44)	251	252,074
5.25%, 11/15/41 (Call 08/15/41)	300	325,152
7.38%, 11/01/29	333	425,591
9.40%, 05/15/39	300	471,417
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	275	276,644
4.80%, 09/01/42 (Call 03/01/42)	208	213,527
EI du Pont de Nemours & Co.
4.15%, 02/15/43(a)	248	234,457
4.90%, 01/15/41	345	359,928
5.60%, 12/15/36	11	12,794
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	200	181,744
Lubrizol Corp. (The), 6.50%, 10/01/34	120	158,795
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	375	380,985
5.25%, 07/15/43(a)	275	291,995
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)(a)	380	360,422
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	150	148,236
Monsanto Co.
3.95%, 04/15/45 (Call 10/15/44)	150	132,837
4.20%, 07/15/34 (Call 01/15/34)	350	337,442
4.40%, 07/15/44 (Call 01/15/44)(a)	475	451,150
4.65%, 11/15/43 (Call 05/15/43)	24	23,360
4.70%, 07/15/64 (Call 01/15/64)	250	226,070
Mosaic Co. (The)
5.45%, 11/15/33 (Call 05/15/33)(a)	208	214,142
5.63%, 11/15/43 (Call 05/15/43)	200	203,810
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	87	82,011
4.90%, 06/01/43 (Call 12/01/42)	250	255,753
5.25%, 01/15/45 (Call 07/15/44)	254	270,911
5.63%, 12/01/40	100	112,446
5.88%, 12/01/36	101	114,893
6.13%, 01/15/41 (Call 07/15/40)	225	262,327
Praxair Inc., 3.55%, 11/07/42 (Call 05/07/42)(a)	300	286,179
Rohm & Haas Co., 7.85%, 07/15/29	100	131,869
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	150	136,874
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)(a)	200	182,610
4.50%, 06/01/47 (Call 12/01/46)(a)	500	490,745
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	105	99,095
5.00%, 08/15/46 (Call 02/15/46)	225	232,628
		9,066,339
Commercial Services — 0.8%
California Institute of Technology
4.32%, 08/01/45	12	12,809
4.70%, 11/01/11	100	106,495
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	200	215,420
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	400	385,468
5.50%, 12/08/41	41	49,034
George Washington University (The)
4.87%, 09/15/45	16	18,000
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	500	505,000

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Commercial Services (continued)
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	$ 11	$ 11,251
Massachusetts Institute of Technology
3.96%, 07/01/38	9	9,293
4.68%, 07/01/14	400	441,020
5.60%, 07/01/11	375	485,719
Moody's Corp., 5.25%, 07/15/44	250	284,942
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	375	344,542
3.30%, 07/15/56 (Call 01/15/56)	250	226,735
Princeton University, 5.70%, 03/01/39	350	448,623
S&P Global Inc.
4.50%, 05/15/48 (Call 11/15/47)	100	101,806
6.55%, 11/15/37	161	207,260
University of Notre Dame du Lac, Series 2015, 3.44%, 02/15/45	9	8,681
University of Southern California
3.03%, 10/01/39	275	250,869
5.25%, 10/01/11	250	297,595
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	111	117,597
Western Union Co. (The), 6.20%, 11/17/36	175	178,567
William Marsh Rice University, 3.57%, 05/15/45	451	441,818
		5,148,544
Computers — 1.7%
Apple Inc.
3.45%, 02/09/45	750	680,160
3.75%, 09/12/47 (Call 03/12/47)	400	381,288
3.75%, 11/13/47 (Call 05/13/47)	500	478,650
3.85%, 05/04/43	750	728,602
3.85%, 08/04/46 (Call 02/04/46)	800	775,336
4.25%, 02/09/47 (Call 08/09/46)	400	412,312
4.38%, 05/13/45	750	785,122
4.45%, 05/06/44	425	451,503
4.50%, 02/23/36 (Call 08/23/35)	500	547,050
4.65%, 02/23/46 (Call 08/23/45)	1,300	1,421,212
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(b)	600	705,444
8.35%, 07/15/46 (Call 01/15/46)(b)	700	852,565
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	250	258,920
6.35%, 10/15/45 (Call 04/15/45)(a)	550	557,018
HP Inc., 6.00%, 09/15/41(a)	350	360,532
International Business Machines Corp.
4.00%, 06/20/42	425	422,798
4.70%, 02/19/46	325	359,691
5.60%, 11/30/39	300	362,364
5.88%, 11/29/32	241	295,599
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	100	92,242
		10,928,408
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	175	167,193
4.00%, 08/15/45	250	251,675
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	125	128,805
4.38%, 06/15/45 (Call 12/15/44)	250	265,575
6.00%, 05/15/37	150	187,736
Procter & Gamble Co. (The), 3.50%, 10/25/47	300	282,072
Unilever Capital Corp., 5.90%, 11/15/32	425	527,854
		1,810,910
Security	Par(000)	Value
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	$ 250	$ 228,682
4.20%, 05/15/47 (Call 11/15/46)	150	147,722
4.60%, 06/15/45 (Call 12/15/44)	150	155,867
		532,271
Diversified Financial Services — 1.5%
American Express Co., 4.05%, 12/03/42(a)	250	245,963
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	350	339,790
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	100	120,217
Credit Suisse USA Inc., 7.13%, 07/15/32	368	474,746
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,050	3,891,726
Invesco Finance PLC, 5.38%, 11/30/43	41	47,435
Jefferies Group LLC
6.25%, 01/15/36	100	104,177
6.50%, 01/20/43	150	157,527
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	350	316,746
Legg Mason Inc., 5.63%, 01/15/44	250	266,995
Mastercard Inc.
3.80%, 11/21/46 (Call 05/21/46)	150	149,468
3.95%, 02/26/48 (Call 08/26/47)(a)	145	148,684
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	50	50,961
Series C, 8.00%, 03/01/32	271	381,641
Raymond James Financial Inc., 4.95%, 07/15/46	250	262,868
Visa Inc.
3.65%, 09/15/47 (Call 03/15/47)(a)	300	285,687
4.15%, 12/14/35 (Call 06/14/35)(a)	650	683,371
4.30%, 12/14/45 (Call 06/14/45)	1,250	1,321,462
		9,249,464
Electric — 9.3%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	300	282,660
4.00%, 12/01/46 (Call 06/01/46)(a)	150	146,927
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	150	143,315
3.85%, 12/01/42	50	48,598
4.15%, 08/15/44 (Call 02/15/44)	302	307,560
4.30%, 01/02/46 (Call 07/02/45)	325	340,837
6.00%, 03/01/39	270	336,374
6.13%, 05/15/38	200	251,298
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)(a)	225	215,039
4.15%, 03/15/46 (Call 09/15/45)	350	360,010
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	11	11,346
4.45%, 06/01/45 (Call 12/01/44)	200	207,392
7.00%, 04/01/38	100	134,372
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	275	259,446
4.50%, 04/01/42 (Call 10/01/41)	251	265,832
5.05%, 09/01/41 (Call 03/01/41)	100	113,255
Berkshire Hathaway Energy Co.
4.50%, 02/01/45 (Call 08/01/44)(a)	400	418,248
5.15%, 11/15/43 (Call 05/15/43)	370	423,398
5.95%, 05/15/37	350	436,366
6.13%, 04/01/36	1,250	1,578,687
Black Hills Corp., 4.20%, 09/15/46 (Call 03/15/46)	150	146,916

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	$ 325	$ 305,357
3.95%, 03/01/48 (Call 09/01/47)	140	139,654
4.50%, 04/01/44 (Call 10/01/43)(a)	200	217,100
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	150	148,707
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	150	162,513
Commonwealth Edison Co.
3.70%, 03/01/45 (Call 09/01/44)	200	189,856
3.80%, 10/01/42 (Call 04/01/42)	311	300,255
4.35%, 11/15/45 (Call 05/15/45)	100	104,486
4.60%, 08/15/43 (Call 02/15/43)	233	253,537
4.70%, 01/15/44 (Call 04/15/43)	261	285,991
5.90%, 03/15/36	400	494,908
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	250	239,285
3.95%, 03/01/43 (Call 09/01/42)(a)	450	438,750
4.30%, 12/01/56 (Call 06/01/56)	130	130,553
4.45%, 03/15/44 (Call 09/15/43)	476	497,925
4.50%, 12/01/45 (Call 06/01/45)	207	218,770
4.50%, 05/15/58 (Call 11/15/57)	100	102,536
5.70%, 06/15/40	235	286,752
Series 05-A, 5.30%, 03/01/35	100	114,418
Series 06-A, 5.85%, 03/15/36	375	455,475
Series 06-B, 6.20%, 06/15/36	311	393,259
Series 07-A, 6.30%, 08/15/37	8	10,245
Series 08-B, 6.75%, 04/01/38	200	269,270
Series 09-C, 5.50%, 12/01/39	200	237,392
Series 12-A, 4.20%, 03/15/42	8	8,095
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	150	144,291
Consumers Energy Co.
3.25%, 08/15/46 (Call 02/15/46)	200	176,874
3.95%, 05/15/43 (Call 11/15/42)	75	75,557
4.05%, 05/15/48 (Call 11/15/47)	100	101,691
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	250	253,427
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	75	77,664
6.30%, 03/15/33	275	330,635
7.00%, 06/15/38	230	297,066
Series B, 5.95%, 06/15/35	375	438,004
Series C, 4.05%, 09/15/42 (Call 03/15/42)	155	146,078
Series C, 4.90%, 08/01/41 (Call 02/01/41)	62	65,206
Series F, 5.25%, 08/01/33	375	409,350
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	316	301,913
3.70%, 06/01/46 (Call 12/01/45)	135	128,469
4.30%, 07/01/44 (Call 01/01/44)	103	107,915
Series A, 4.00%, 04/01/43 (Call 10/01/42)(a)	208	208,139
Series A, 4.05%, 05/15/48 (Call 11/15/47)	90	90,283
DTE Energy Co., 6.38%, 04/15/33	135	164,589
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	250	238,483
3.75%, 06/01/45 (Call 12/01/44)	315	301,301
3.88%, 03/15/46 (Call 09/15/45)	250	245,413
3.95%, 03/15/48 (Call 09/15/47)	250	248,478
4.00%, 09/30/42 (Call 03/30/42)	250	250,557
4.25%, 12/15/41 (Call 06/15/41)	300	312,759
5.30%, 02/15/40(a)	510	602,213
6.00%, 01/15/38	57	72,316
Security	Par(000)	Value
Electric (continued)
6.05%, 04/15/38	$ 300	$ 382,014
6.10%, 06/01/37	350	439,918
6.45%, 10/15/32	86	109,004
Series A, 6.00%, 12/01/28(a)	16	19,004
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	250	225,900
4.80%, 12/15/45 (Call 06/15/45)(a)	351	376,139
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	230	206,933
3.85%, 11/15/42 (Call 05/15/42)	280	274,235
5.65%, 04/01/40	100	123,540
6.35%, 09/15/37	100	131,718
6.40%, 06/15/38	200	264,792
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	100	95,502
6.12%, 10/15/35	250	312,020
6.35%, 08/15/38	46	60,244
6.45%, 04/01/39	300	402,201
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	300	285,186
4.10%, 05/15/42 (Call 11/15/41)	150	151,613
4.10%, 03/15/43 (Call 09/15/42)	186	188,245
4.15%, 12/01/44 (Call 06/01/44)	300	305,934
4.20%, 08/15/45 (Call 02/15/45)	250	256,905
4.38%, 03/30/44 (Call 09/30/43)(a)	300	316,023
6.30%, 04/01/38	250	331,982
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	200	204,442
6.00%, 05/15/35	150	175,721
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)(a)	450	450,931
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)(a)	150	139,202
4.95%, 01/15/45 (Call 01/15/25)	100	101,497
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	250	249,010
4.95%, 06/15/35 (Call 12/15/34)	375	407,857
5.10%, 06/15/45 (Call 12/15/44)	69	75,235
5.63%, 06/15/35	300	349,263
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	450	459,738
5.75%, 10/01/41 (Call 04/01/41)	20	20,556
6.25%, 10/01/39	325	352,732
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	375	392,362
Series C, 7.38%, 11/15/31	450	591,745
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	525	502,493
3.80%, 12/15/42 (Call 06/15/42)	200	196,012
4.05%, 06/01/42 (Call 12/01/41)	200	202,900
4.05%, 10/01/44 (Call 04/01/44)	400	404,568
4.13%, 02/01/42 (Call 08/01/41)	225	230,283
4.13%, 06/01/48 (Call 12/01/47)	100	102,589
4.95%, 06/01/35	200	225,484
5.25%, 02/01/41 (Call 08/01/40)	200	233,180
5.65%, 02/01/37	96	117,097
5.69%, 03/01/40	124	153,651
5.95%, 02/01/38	350	443,299
Georgia Power Co.
4.30%, 03/15/42	475	485,835
4.30%, 03/15/43	21	21,414

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Series 10-C, 4.75%, 09/01/40	$ 263	$ 284,232
Iberdrola International BV, 6.75%, 07/15/36	150	189,512
Indiana Michigan Power Co.
6.05%, 03/15/37	105	129,258
Series K, 4.55%, 03/15/46 (Call 09/15/45)	300	318,198
Interstate Power & Light Co.
3.70%, 09/15/46 (Call 03/15/46)	325	302,016
6.25%, 07/15/39	5	6,330
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	229	240,494
Kansas City Power & Light Co.
4.20%, 03/15/48 (Call 09/15/47)	225	223,031
5.30%, 10/01/41 (Call 04/01/41)	250	284,632
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	214	249,421
MidAmerican Energy Co.
3.65%, 08/01/48 (Call 02/01/48)	450	425,767
4.25%, 05/01/46 (Call 11/01/45)	111	115,651
4.40%, 10/15/44 (Call 04/15/44)	225	239,033
4.80%, 09/15/43 (Call 03/15/43)	200	223,542
5.75%, 11/01/35	11	13,301
6.75%, 12/30/31	11	14,205
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	250	238,490
Nevada Power Co., 6.65%, 04/01/36	100	130,760
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)(a)	350	321,730
3.60%, 05/15/46 (Call 11/15/45)	50	47,215
4.00%, 08/15/45 (Call 02/15/45)	90	90,373
4.13%, 05/15/44 (Call 11/15/43)	7	7,238
5.35%, 11/01/39	5	5,901
6.25%, 06/01/36	106	137,530
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	161	163,661
NSTAR Electric Co.
4.40%, 03/01/44 (Call 09/01/43)	100	105,986
5.50%, 03/15/40	241	289,472
Oglethorpe Power Corp.
5.25%, 09/01/50(a)	25	27,018
5.38%, 11/01/40	175	198,632
5.95%, 11/01/39(a)	5	6,034
Ohio Edison Co., 6.88%, 07/15/36	200	264,310
Ohio Power Co., 4.15%, 04/01/48 (Call 10/01/47)(a)	250	252,657
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	200	203,256
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47 (Call 03/30/47)	100	96,757
4.55%, 12/01/41 (Call 06/01/41)(a)	150	161,843
5.25%, 09/30/40	305	358,204
5.30%, 06/01/42 (Call 12/01/41)	225	267,480
7.25%, 01/15/33	200	270,548
Pacific Gas & Electric Co.
3.95%, 12/01/47 (Call 06/01/47)(a)	300	269,316
4.00%, 12/01/46 (Call 06/01/46)	350	317,240
4.25%, 03/15/46 (Call 09/15/45)	11	10,318
4.30%, 03/15/45 (Call 09/15/44)	107	101,808
4.45%, 04/15/42 (Call 10/15/41)	200	194,346
4.60%, 06/15/43 (Call 12/15/42)	13	12,796
4.75%, 02/15/44 (Call 08/15/43)	225	226,787
5.13%, 11/15/43 (Call 05/15/43)(a)	300	316,665
5.40%, 01/15/40	275	300,553
5.80%, 03/01/37(a)	466	529,879
6.05%, 03/01/34(a)	750	870,525
Security	Par(000)	Value
Electric (continued)
6.25%, 03/01/39	$ 400	$ 478,804
6.35%, 02/15/38	71	86,095
PacifiCorp
4.10%, 02/01/42 (Call 08/01/41)	245	250,336
6.00%, 01/15/39	300	380,889
6.10%, 08/01/36	105	132,903
6.25%, 10/15/37	50	64,976
6.35%, 07/15/38	150	197,120
PECO Energy Co.
3.90%, 03/01/48 (Call 09/01/47)	250	248,078
4.15%, 10/01/44 (Call 04/01/44)	200	205,292
5.95%, 10/01/36	111	139,830
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	116	117,755
6.50%, 11/15/37	175	231,212
PPL Capital Funding Inc.
4.00%, 09/15/47 (Call 03/15/47)	250	235,200
4.70%, 06/01/43 (Call 12/01/42)	50	51,744
5.00%, 03/15/44 (Call 09/15/43)	300	321,468
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	200	198,848
6.25%, 05/15/39	61	80,442
Progress Energy Inc., 7.75%, 03/01/31	34	45,679
PSEG Power LLC, 8.63%, 04/15/31	200	264,088
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	200	188,660
3.80%, 06/15/47 (Call 12/15/46)	300	292,095
4.30%, 03/15/44 (Call 09/15/43)	300	315,156
6.25%, 09/01/37(a)	60	78,509
6.50%, 08/01/38	100	132,612
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	220	205,724
3.65%, 09/01/42 (Call 03/01/42)	75	71,327
3.80%, 03/01/46 (Call 09/01/45)	225	219,123
3.95%, 05/01/42 (Call 11/01/41)	200	199,976
4.05%, 05/01/48 (Call 11/01/47)	100	101,087
5.50%, 03/01/40(a)	107	129,629
5.80%, 05/01/37	100	123,149
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)(a)	111	115,985
5.64%, 04/15/41 (Call 10/15/40)	235	285,379
5.76%, 10/01/39	200	246,434
5.80%, 03/15/40	56	68,601
6.27%, 03/15/37	5	6,398
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	100	101,866
4.50%, 08/15/40	100	107,543
6.00%, 06/01/39	163	207,996
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	200	192,100
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	435	404,341
4.00%, 02/01/48 (Call 08/01/47)	450	417,807
6.00%, 10/15/39	250	303,052
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)(a)	250	230,233
4.35%, 02/01/42 (Call 08/01/41)	100	96,026
4.50%, 06/01/64 (Call 12/01/63)	250	228,883
4.60%, 06/15/43 (Call 12/15/42)	116	114,563
5.10%, 06/01/65 (Call 12/01/64)	150	152,403

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
5.30%, 05/15/33(a)	$ 5	$ 5,330
6.05%, 01/15/38	248	286,323
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	400	393,152
4.05%, 03/15/42 (Call 09/15/41)	50	49,404
4.50%, 09/01/40 (Call 03/01/40)	48	49,926
4.65%, 10/01/43 (Call 04/01/43)	350	377,751
5.50%, 03/15/40	217	254,940
5.63%, 02/01/36	75	89,613
5.75%, 04/01/35	105	124,160
6.00%, 01/15/34	266	321,903
6.05%, 03/15/39	150	187,787
6.65%, 04/01/29	250	305,267
Series 05-E, 5.35%, 07/15/35	300	341,976
Series 06-E, 5.55%, 01/15/37	130	152,673
Series 08-A, 5.95%, 02/01/38	150	183,998
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	205	194,650
Series C, 3.60%, 02/01/45 (Call 08/01/44)(a)	200	181,882
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	250	248,790
4.40%, 07/01/46 (Call 01/01/46)	300	300,447
Southern Power Co., 5.15%, 09/15/41	325	335,114
Southwestern Electric Power Co.
6.20%, 03/15/40	100	124,653
Series J, 3.90%, 04/01/45 (Call 10/01/44)	300	284,826
Series L, 3.85%, 02/01/48 (Call 08/01/47)	100	93,832
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	250	224,818
3.70%, 08/15/47 (Call 02/15/47)	250	237,240
4.50%, 08/15/41 (Call 02/15/41)	100	106,469
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	75	74,287
4.35%, 05/15/44 (Call 11/15/43)	150	151,557
Toledo Edison Co. (The), 6.15%, 05/15/37	200	246,622
TransAlta Corp., 6.50%, 03/15/40	100	98,239
Union Electric Co.
3.90%, 09/15/42 (Call 03/15/42)	250	246,765
8.45%, 03/15/39	111	169,959
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	116	113,991
4.45%, 02/15/44 (Call 08/15/43)	300	313,737
8.88%, 11/15/38	300	483,264
Series A, 6.00%, 05/15/37	470	581,470
Series B, 4.20%, 05/15/45 (Call 11/15/44)	7	7,044
Series B, 6.00%, 01/15/36	250	309,887
Series D, 4.65%, 08/15/43 (Call 02/15/43)(a)	71	76,174
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)(a)	5	5,055
4.13%, 03/01/42 (Call 09/01/41)	300	304,947
4.25%, 12/01/45 (Call 06/01/45)	200	207,488
Wisconsin Power & Light Co., 6.38%, 08/15/37	140	182,903
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	205	226,379
Xcel Energy Inc., 6.50%, 07/01/36	50	65,321
		59,213,164
Electronics — 0.3%
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	250	221,922
4.75%, 03/15/42(a)	100	104,428
5.75%, 08/15/40	200	234,380
Security	Par(000)	Value
Electronics (continued)
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	$ 225	$ 217,841
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)	501	494,121
Koninklijke Philips NV, 5.00%, 03/15/42	419	464,273
Tyco Electronics Group SA, 7.13%, 10/01/37	200	273,560
		2,010,525
Environmental Control — 0.1%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	250	245,802
4.10%, 03/01/45 (Call 09/01/44)	413	410,448
7.00%, 07/15/28	18	22,524
		678,774
Food — 1.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	11	12,998
Campbell Soup Co.
3.80%, 08/02/42(a)	6	4,742
4.80%, 03/15/48 (Call 09/15/47)(a)	300	274,128
Conagra Brands Inc.
7.00%, 10/01/28	150	179,522
8.25%, 09/15/30	100	132,617
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	5	4,533
4.70%, 04/17/48 (Call 10/17/47)(a)	250	242,032
5.40%, 06/15/40	401	421,447
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	100	89,411
JM Smucker Co. (The)
4.25%, 03/15/35	400	390,060
4.38%, 03/15/45	100	95,081
Kellogg Co.
4.50%, 04/01/46	175	168,242
Series B, 7.45%, 04/01/31	275	353,301
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	447,092
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,060	948,106
5.00%, 07/15/35 (Call 01/15/35)(a)	350	350,560
5.00%, 06/04/42	750	734,850
5.20%, 07/15/45 (Call 01/15/45)(a)	750	750,487
6.50%, 02/09/40	250	289,402
6.88%, 01/26/39	300	357,408
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	100	85,075
4.45%, 02/01/47 (Call 08/01/46)(a)	225	206,708
5.00%, 04/15/42 (Call 10/15/41)	100	99,048
5.15%, 08/01/43 (Call 02/01/43)	250	253,452
5.40%, 07/15/40 (Call 01/15/40)	200	207,520
6.90%, 04/15/38	300	367,869
7.50%, 04/01/31	150	188,484
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	200	190,664
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	250	244,557
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	150	146,522
4.50%, 04/01/46 (Call 10/01/45)	226	223,496
4.85%, 10/01/45 (Call 04/01/45)	100	103,532
5.38%, 09/21/35	258	294,177
Tyson Foods Inc.
4.88%, 08/15/34 (Call 02/15/34)	376	385,893
5.15%, 08/15/44 (Call 02/15/44)	295	310,181
		9,553,197

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Forest Products & Paper — 0.4%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)(a)(b)	$ 200	$ 196,302
Georgia-Pacific LLC
7.75%, 11/15/29	250	335,510
8.88%, 05/15/31	14	20,647
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	276	253,387
4.40%, 08/15/47 (Call 02/15/47)	525	486,580
4.80%, 06/15/44 (Call 12/15/43)	200	196,108
5.00%, 09/15/35 (Call 03/15/35)	50	51,749
5.15%, 05/15/46 (Call 11/15/45)	175	180,264
6.00%, 11/15/41 (Call 05/15/41)(a)	325	368,904
7.30%, 11/15/39(a)	330	423,473
		2,512,924
Gas — 0.7%
Atmos Energy Corp.
4.13%, 10/15/44 (Call 04/15/44)	400	403,412
4.15%, 01/15/43 (Call 07/15/42)	100	100,862
5.50%, 06/15/41 (Call 12/15/40)	5	5,948
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	165	157,111
5.85%, 01/15/41 (Call 07/15/40)	100	121,694
Dominion Energy Gas Holdings LLC
4.60%, 12/15/44 (Call 06/15/44)	225	230,116
4.80%, 11/01/43 (Call 05/01/43)	115	121,916
KeySpan Corp., 5.80%, 04/01/35	180	209,873
NiSource Inc.
4.80%, 02/15/44 (Call 08/15/43)	415	437,398
5.25%, 02/15/43 (Call 08/15/42)	475	525,255
5.65%, 02/01/45 (Call 08/01/44)	276	319,285
5.95%, 06/15/41 (Call 12/15/40)	200	234,880
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	225	241,848
Piedmont Natural Gas Co. Inc., 4.65%, 08/01/43 (Call 02/01/43)	153	164,839
Southern California Gas Co., 3.75%, 09/15/42 (Call 03/15/42)	5	4,837
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	250	233,175
4.40%, 06/01/43 (Call 12/01/42)	6	6,015
4.40%, 05/30/47 (Call 11/30/46)	90	90,498
5.88%, 03/15/41 (Call 09/15/40)	450	533,673
Southwest Gas Corp., 3.80%, 09/29/46 (Call 03/29/46)	100	93,423
		4,236,058
Hand & Machine Tools — 0.1%
Snap-On Inc., 4.10%, 03/01/48 (Call 09/01/47)	195	196,314
Stanley Black & Decker Inc., 5.20%, 09/01/40	200	226,262
		422,576
Health Care - Products — 1.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	850	899,903
4.75%, 04/15/43 (Call 10/15/42)	350	369,551
4.90%, 11/30/46 (Call 05/30/46)(a)	900	974,970
5.30%, 05/27/40	400	448,872
6.00%, 04/01/39	250	300,105
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	200	172,504
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	500	494,525
4.69%, 12/15/44 (Call 06/15/44)	500	486,790
5.00%, 11/12/40	100	103,262
Security	Par(000)	Value
Health Care - Products (continued)
Boston Scientific Corp.
7.00%, 11/15/35	$ 100	$ 129,483
7.38%, 01/15/40	150	202,525
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	100	105,794
Medtronic Inc.
4.38%, 03/15/35	1,000	1,049,690
4.50%, 03/15/42 (Call 09/15/41)	86	90,537
4.63%, 03/15/44 (Call 09/15/43)	350	376,621
4.63%, 03/15/45(a)	1,300	1,404,741
5.55%, 03/15/40	300	355,650
6.50%, 03/15/39	100	132,052
Stryker Corp.
4.10%, 04/01/43 (Call 10/01/42)	350	343,252
4.38%, 05/15/44 (Call 12/15/43)	100	101,036
4.63%, 03/15/46 (Call 09/15/45)	250	264,790
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)(a)	300	287,025
5.30%, 02/01/44 (Call 08/01/43)(a)	150	167,748
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 07/15/45)	50	47,665
5.75%, 11/30/39	150	169,322
		9,478,413
Health Care - Services — 2.1%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	285	255,548
4.13%, 11/15/42 (Call 05/15/42)	200	188,782
4.50%, 05/15/42 (Call 11/15/41)	250	248,818
4.75%, 03/15/44 (Call 09/15/43)	225	229,538
6.63%, 06/15/36	200	250,296
6.75%, 12/15/37(a)	85	109,967
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	500	468,440
4.55%, 03/01/48 (Call 09/01/47)	250	241,218
4.63%, 05/15/42	600	586,626
4.65%, 01/15/43	300	293,586
4.65%, 08/15/44 (Call 02/15/44)	200	197,080
5.10%, 01/15/44	375	390,922
Ascension Health
3.95%, 11/15/46	508	504,495
4.85%, 11/15/53	11	12,260
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	250	243,873
4.19%, 11/15/45 (Call 05/15/45)	16	16,240
Catholic Health Initiatives, 4.35%, 11/01/42	400	363,440
Cigna Corp., 3.88%, 10/15/47 (Call 04/15/47)	425	370,349
Dignity Health
4.50%, 11/01/42	100	95,227
5.27%, 11/01/64	100	102,327
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	200	199,288
4.80%, 03/15/47 (Call 09/14/46)	175	180,868
4.95%, 10/01/44 (Call 04/01/44)	250	261,817
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	60	58,534
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	650	664,475
4.88%, 04/01/42	100	112,580
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	398	390,530
Mayo Clinic, Series 2013, 4.00%, 11/15/47	11	10,819

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Services (continued)
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/55	$ 300	$ 312,738
4.13%, 07/01/52	25	25,597
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	21	20,766
4.06%, 08/01/56(a)	350	330,008
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	400	367,824
Providence St Joseph Health Obligated Group, Series I, 3.74%, 10/01/47	250	234,320
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)(a)	22	22,257
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	250	243,368
Texas Health Resources, 4.33%, 11/15/55	9	9,011
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)(a)	250	234,375
3.95%, 10/15/42 (Call 04/15/42)	82	79,592
4.20%, 01/15/47 (Call 07/15/46)	250	251,497
4.25%, 03/15/43 (Call 09/15/42)	450	454,437
4.25%, 04/15/47 (Call 10/15/46)	276	279,925
4.38%, 03/15/42 (Call 09/15/41)	200	205,966
4.63%, 07/15/35	200	215,918
4.63%, 11/15/41 (Call 05/15/41)	100	107,090
4.75%, 07/15/45	700	763,518
5.70%, 10/15/40 (Call 04/15/40)	100	122,061
5.80%, 03/15/36	500	605,900
5.95%, 02/15/41 (Call 08/15/40)	275	344,575
6.50%, 06/15/37	100	131,382
6.63%, 11/15/37	111	147,086
6.88%, 02/15/38	500	677,645
		13,234,799
Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	100	94,306
Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	150	130,920
3.90%, 05/04/47 (Call 11/04/46)	250	246,617
5.30%, 03/01/41	6	7,098
6.63%, 08/01/37	275	373,233
		757,868
Housewares — 0.1%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	200	203,626
5.50%, 04/01/46 (Call 10/01/45)	600	608,286
		811,912
Insurance — 3.6%
ACE Capital Trust II, 9.70%, 04/01/30	100	142,201
Aflac Inc., 4.00%, 10/15/46 (Call 04/15/46)	250	238,572
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	125	128,783
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	45	44,964
4.50%, 06/15/43	400	417,164
5.35%, 06/01/33	68	76,416
5.55%, 05/09/35	376	437,198
5.95%, 04/01/36	50	60,049
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	200	193,970
Security	Par(000)	Value
Insurance (continued)
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	$ 500	$ 454,555
4.38%, 01/15/55 (Call 07/15/54)	425	377,502
4.50%, 07/16/44 (Call 01/16/44)	375	358,466
4.70%, 07/10/35 (Call 01/10/35)	475	474,957
4.75%, 04/01/48 (Call 10/01/47)	250	247,657
4.80%, 07/10/45 (Call 01/10/45)	250	249,450
6.25%, 05/01/36	400	467,728
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	200	197,816
4.75%, 05/15/45 (Call 11/15/44)(a)	246	246,831
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	470	510,970
Assurant Inc., 6.75%, 02/15/34	100	118,181
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(b)	500	477,175
AXA SA, 8.60%, 12/15/30	300	399,966
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43(a)	118	121,455
4.40%, 05/15/42	325	338,383
5.75%, 01/15/40	250	303,772
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	425	451,188
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	575	504,396
Chubb Corp. (The), 6.00%, 05/11/37	460	571,343
Chubb INA Holdings Inc.
4.15%, 03/13/43	350	351,578
4.35%, 11/03/45 (Call 05/03/45)	600	623,682
Cincinnati Financial Corp., 6.92%, 05/15/28	11	13,543
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44(a)	200	201,924
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	14	13,612
4.40%, 03/15/48 (Call 09/15/47)	220	218,361
5.95%, 10/15/36	200	236,488
6.10%, 10/01/41	200	244,428
Lincoln National Corp.
6.15%, 04/07/36	175	203,334
6.30%, 10/09/37	16	19,316
7.00%, 06/15/40	395	512,173
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	200	189,628
6.00%, 02/01/35	150	176,576
Manulife Financial Corp., 5.38%, 03/04/46(a)	300	343,776
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	100	93,213
5.00%, 04/05/46	150	158,127
Marsh & McLennan Companies Inc.
4.20%, 03/01/48 (Call 09/01/47)	185	181,624
4.35%, 01/30/47 (Call 07/30/46)	172	172,144
5.88%, 08/01/33	150	176,210
MetLife Inc.
4.05%, 03/01/45	300	285,234
4.13%, 08/13/42	400	384,848
4.60%, 05/13/46 (Call 12/13/45)(a)	350	361,651
4.72%, 12/15/44	250	262,697
4.88%, 11/13/43	400	427,464
5.70%, 06/15/35	450	522,333
6.40%, 12/15/66 (Call 12/15/31)	445	479,194
6.50%, 12/15/32	475	596,676
10.75%, 08/01/69 (Call 08/01/39)	16	24,865

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Insurance (continued)
Principal Financial Group Inc.
4.35%, 05/15/43	$ 300	$ 297,201
4.63%, 09/15/42	5	5,136
6.05%, 10/15/36	191	230,046
Progressive Corp. (The)
3.70%, 01/26/45	150	139,508
4.13%, 04/15/47 (Call 10/15/46)	476	472,754
4.20%, 03/15/48 (Call 09/15/47)(a)	150	150,828
4.35%, 04/25/44	136	138,815
6.25%, 12/01/32	100	121,774
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	400	370,028
3.94%, 12/07/49 (Call 06/07/49)	455	420,475
4.42%, 03/27/48 (Call 09/27/47)(a)	250	252,795
4.60%, 05/15/44	300	310,575
5.70%, 12/14/36	300	355,437
6.63%, 06/21/40	5	6,514
Sompo International Holdings Ltd., 7.00%, 07/15/34	175	212,544
Transatlantic Holdings Inc., 8.00%, 11/30/39	150	206,118
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	200	187,018
4.00%, 05/30/47 (Call 11/30/46)	350	341,355
4.05%, 03/07/48 (Call 09/07/47)	210	205,970
4.30%, 08/25/45 (Call 02/25/45)	175	179,303
4.60%, 08/01/43	66	70,700
5.35%, 11/01/40	200	235,730
6.25%, 06/15/37	425	541,029
6.75%, 06/20/36	50	66,166
Travelers Property Casualty Corp., 6.38%, 03/15/33	110	137,698
Unum Group, 5.75%, 08/15/42	210	229,784
Voya Financial Inc.
4.80%, 06/15/46	100	99,751
5.70%, 07/15/43	200	224,156
WR Berkley Corp., 4.75%, 08/01/44	50	50,638
XLIT Ltd., 5.50%, 03/31/45	226	239,754
		22,585,407
Internet — 0.9%
Alibaba Group Holding Ltd.
4.00%, 12/06/37 (Call 06/06/37)	300	284,232
4.20%, 12/06/47 (Call 06/06/47)	700	666,855
4.50%, 11/28/34 (Call 05/28/34)	600	609,978
Amazon.com Inc.
4.05%, 08/22/47 (Call 02/22/47)(b)	1,250	1,249,787
4.25%, 08/22/57 (Call 02/22/57)(b)	900	905,058
4.80%, 12/05/34 (Call 06/05/34)	860	958,470
4.95%, 12/05/44 (Call 06/05/44)	560	637,851
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	350	308,991
		5,621,222
Iron & Steel — 0.5%
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	199	225,803
6.40%, 12/01/37	246	313,146
Vale Overseas Ltd.
6.88%, 11/21/36(a)	850	956,148
6.88%, 11/10/39	525	597,041
8.25%, 01/17/34	255	319,806
Vale SA, 5.63%, 09/11/42	705	708,285
		3,120,229
Security	Par(000)	Value
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	$ 100	$ 98,265
Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	357	364,540
Caterpillar Inc.
3.80%, 08/15/42	610	592,304
4.30%, 05/15/44 (Call 11/15/43)	100	105,089
4.75%, 05/15/64 (Call 11/15/63)	225	240,743
5.20%, 05/27/41	425	497,722
5.30%, 09/15/35(a)	11	12,888
6.05%, 08/15/36	111	140,585
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	150	167,751
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	590	587,310
5.38%, 10/16/29(a)	200	229,250
7.13%, 03/03/31	101	132,041
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	200	196,910
		3,267,133
Manufacturing — 1.4%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	250	217,182
3.63%, 10/15/47 (Call 04/15/47)(a)	155	148,059
3.88%, 06/15/44	150	148,784
5.70%, 03/15/37	150	184,978
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	45	42,984
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	300	344,709
Eaton Corp.
4.00%, 11/02/32	800	795,672
4.15%, 11/02/42	100	97,933
General Electric Co.
4.13%, 10/09/42	725	667,029
4.50%, 03/11/44(a)	800	777,032
5.88%, 01/14/38	950	1,086,068
6.15%, 08/07/37	350	410,893
6.88%, 01/10/39	700	893,039
Series A, 6.75%, 03/15/32	1,100	1,359,985
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	450	447,813
4.88%, 09/15/41 (Call 03/15/41)	200	227,000
Ingersoll-Rand Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)(a)	150	146,882
5.75%, 06/15/43	216	252,418
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	140	143,671
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	300	300,126
4.20%, 11/21/34 (Call 05/21/34)	100	102,859
4.45%, 11/21/44 (Call 05/21/44)	200	210,904
Series A, 6.25%, 05/15/38	100	127,955
		9,133,975
Media — 4.8%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	200	210,564
4.95%, 10/15/45 (Call 04/15/45)(a)	200	216,638
5.40%, 10/01/43	300	342,684
6.15%, 03/01/37	450	546,165
6.15%, 02/15/41	250	305,033
6.20%, 12/15/34	500	601,715
6.40%, 12/15/35	302	373,357
6.55%, 03/15/33	275	341,927

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media (continued)
6.65%, 11/15/37	$ 350	$ 445,525
6.90%, 08/15/39	11	14,404
7.75%, 12/01/45	350	522,889
7.85%, 03/01/39	200	284,208
8.15%, 10/17/36	100	142,995
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	200	187,470
4.85%, 07/01/42 (Call 01/01/42)	250	240,750
4.90%, 08/15/44 (Call 02/15/44)	225	217,811
5.50%, 05/15/33	150	158,492
5.90%, 10/15/40 (Call 04/15/40)	50	55,082
7.88%, 07/30/30	200	251,306
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	500	485,215
5.38%, 05/01/47 (Call 11/01/46)	800	744,584
5.75%, 04/01/48 (Call 10/01/47)	295	288,127
6.38%, 10/23/35 (Call 04/23/35)	750	800,640
6.48%, 10/23/45 (Call 04/23/45)	1,250	1,332,887
6.83%, 10/23/55 (Call 04/23/55)	250	273,850
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	850	719,567
3.40%, 07/15/46 (Call 01/15/46)(a)	400	325,480
3.90%, 03/01/38 (Call 09/01/37)	250	229,350
3.97%, 11/01/47 (Call 05/01/47)(a)	911	804,550
4.00%, 11/01/49 (Call 05/01/49)	785	692,237
4.05%, 11/01/52 (Call 05/01/52)	350	308,486
4.20%, 08/15/34 (Call 02/15/34)	850	820,556
4.25%, 01/15/33(a)	900	886,770
4.40%, 08/15/35 (Call 02/25/35)	500	490,670
4.50%, 01/15/43	400	383,628
4.60%, 08/15/45 (Call 02/15/45)	760	742,482
4.65%, 07/15/42	660	651,552
4.75%, 03/01/44	600	595,920
5.65%, 06/15/35	111	124,724
6.40%, 05/15/38	47	57,000
6.50%, 11/15/35	475	574,883
7.05%, 03/15/33	161	204,549
Discovery Communications LLC
4.88%, 04/01/43	225	209,230
4.95%, 05/15/42	175	164,743
5.00%, 09/20/37 (Call 03/20/37)	360	348,689
5.20%, 09/20/47 (Call 03/20/47)(a)	400	386,952
6.35%, 06/01/40	400	437,860
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	250	224,038
6.13%, 01/31/46 (Call 06/30/45)	400	419,824
6.63%, 01/15/40	300	333,699
NBCUniversal Media LLC
4.45%, 01/15/43	500	479,890
5.95%, 04/01/41	700	812,595
Thomson Reuters Corp.
5.50%, 08/15/35	150	160,047
5.65%, 11/23/43 (Call 05/23/43)	125	137,516
5.85%, 04/15/40(a)	350	392,094
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	550	467,709
5.50%, 09/01/41 (Call 03/01/41)	350	339,661
5.88%, 11/15/40 (Call 05/15/40)	400	402,700
6.55%, 05/01/37(a)	350	382,032
Security	Par(000)	Value
Media (continued)
6.75%, 06/15/39	$ 275	$ 306,576
7.30%, 07/01/38	700	823,284
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	450	580,504
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	300	282,762
4.85%, 07/15/45 (Call 01/15/45)	350	340,245
4.90%, 06/15/42	175	170,363
5.35%, 12/15/43	325	335,585
5.38%, 10/15/41	250	260,090
6.10%, 07/15/40	350	395,696
6.25%, 03/29/41	200	229,594
Viacom Inc.
4.38%, 03/15/43	350	300,622
5.25%, 04/01/44 (Call 10/01/43)	200	192,842
5.85%, 09/01/43 (Call 03/01/43)	450	463,716
6.88%, 04/30/36	400	447,344
Walt Disney Co. (The)
3.00%, 07/30/46	125	102,881
3.70%, 12/01/42	200	186,756
4.13%, 06/01/44(a)	300	299,460
4.38%, 08/16/41	250	261,335
7.00%, 03/01/32	200	267,214
Series E, 4.13%, 12/01/41	200	199,774
		30,542,644
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	166	162,351
4.38%, 06/15/45 (Call 12/15/44)	86	90,273
		252,624
Mining — 1.2%
Barrick Gold Corp., 5.25%, 04/01/42	300	321,411
Barrick North America Finance LLC
5.70%, 05/30/41	225	253,040
5.75%, 05/01/43	380	436,324
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	325	374,787
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	375	378,022
5.00%, 09/30/43(a)	875	996,914
Goldcorp Inc., 5.45%, 06/09/44 (Call 12/09/43)	161	172,162
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	365	374,786
5.88%, 04/01/35(a)	125	144,806
6.25%, 10/01/39	375	444,949
Rio Tinto Alcan Inc.
5.75%, 06/01/35	11	13,067
6.13%, 12/15/33	11	13,528
7.25%, 03/15/31	275	350,476
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40(a)	325	373,175
7.13%, 07/15/28	200	254,230
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	338	337,246
4.75%, 03/22/42 (Call 09/22/41)(a)	330	358,868
Southern Copper Corp.
5.25%, 11/08/42	575	578,404
5.88%, 04/23/45	450	487,152
6.75%, 04/16/40	400	470,152
7.50%, 07/27/35	300	371,412

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mining (continued)
Vale Canada Ltd., 7.20%, 09/15/32	$ 100	$ 110,046
		7,614,957
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39(a)	50	51,393
Oil & Gas — 7.0%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	425	535,117
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	325	309,959
6.20%, 03/15/40	250	290,590
6.45%, 09/15/36	650	772,291
6.60%, 03/15/46 (Call 09/15/45)	420	523,908
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	340	313,205
4.75%, 04/15/43 (Call 10/15/42)	600	589,494
5.10%, 09/01/40 (Call 03/01/40)	450	458,055
6.00%, 01/15/37	500	562,700
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)(a)	350	351,162
Burlington Resources Finance Co.
7.20%, 08/15/31	300	391,356
7.40%, 12/01/31	300	398,091
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)(a)	300	317,208
5.85%, 02/01/35	150	171,117
6.25%, 03/15/38	425	513,353
6.45%, 06/30/33	200	238,718
7.20%, 01/15/32	300	376,977
Cenovus Energy Inc.
5.25%, 06/15/37 (Call 12/15/36)(a)	550	546,667
5.40%, 06/15/47 (Call 12/15/46)	725	722,114
6.75%, 11/15/39	250	282,245
CNOOC Nexen Finance 2014 ULC, 4.88%, 04/30/44	400	424,920
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	250	258,058
Conoco Funding Co., 7.25%, 10/15/31	300	392,385
ConocoPhillips
5.90%, 10/15/32	13	15,388
6.50%, 02/01/39	850	1,105,680
ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	100	122,617
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	250	254,813
4.30%, 11/15/44 (Call 05/15/44)	200	207,866
5.95%, 03/15/46 (Call 09/15/45)	175	222,595
ConocoPhillips Holding Co., 6.95%, 04/15/29	700	877,254
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	250	246,940
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	500	505,825
5.00%, 06/15/45 (Call 12/15/44)	400	421,360
5.60%, 07/15/41 (Call 01/15/41)	425	476,646
Ecopetrol SA
5.88%, 05/28/45	575	551,293
7.38%, 09/18/43	475	534,503
Encana Corp.
6.50%, 08/15/34	500	596,750
6.50%, 02/01/38	400	484,232
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	300	293,778
Equinor ASA
3.95%, 05/15/43	500	492,835
4.25%, 11/23/41	100	102,827
Security	Par(000)	Value
Oil & Gas (continued)
4.80%, 11/08/43	$ 300	$ 334,128
5.10%, 08/17/40	230	263,042
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)(a)	250	234,548
4.11%, 03/01/46 (Call 09/01/45)(a)	975	1,001,530
Hess Corp.
5.60%, 02/15/41	400	409,532
5.80%, 04/01/47 (Call 10/01/46)(a)	250	263,730
6.00%, 01/15/40	200	209,282
7.13%, 03/15/33	225	264,589
7.30%, 08/15/31	500	592,195
Kerr-McGee Corp., 7.88%, 09/15/31	14	18,032
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	200	214,694
6.60%, 10/01/37	400	488,688
6.80%, 03/15/32	26	31,077
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	300	297,402
5.00%, 09/15/54 (Call 03/15/54)	200	195,232
6.50%, 03/01/41 (Call 09/01/40)	400	483,936
Nexen Energy ULC
6.40%, 05/15/37	600	742,452
7.50%, 07/30/39	400	558,692
7.88%, 03/15/32	160	217,136
Noble Energy Inc.
5.05%, 11/15/44 (Call 05/15/44)	325	339,534
5.25%, 11/15/43 (Call 05/15/43)	450	479,628
6.00%, 03/01/41 (Call 09/01/40)	350	399,864
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	400	396,308
4.40%, 04/15/46 (Call 10/15/45)(a)	415	427,774
4.63%, 06/15/45 (Call 12/15/44)	475	503,842
Petro-Canada
5.35%, 07/15/33	125	139,163
5.95%, 05/15/35	11	13,100
6.80%, 05/15/38	500	656,420
Petroleos Mexicanos
5.50%, 06/27/44	1,100	916,509
5.63%, 01/23/46	975	823,261
6.38%, 01/23/45	1,350	1,225,125
6.50%, 06/02/41	1,300	1,208,948
6.63%, 06/15/35	1,200	1,162,392
6.63%, 06/15/38	300	286,200
6.75%, 09/21/47	1,650	1,556,758
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	450	468,031
4.88%, 11/15/44 (Call 05/15/44)	960	1,018,886
5.88%, 05/01/42	240	285,250
Shell International Finance BV
3.75%, 09/12/46	595	566,071
4.00%, 05/10/46	950	931,712
4.13%, 05/11/35	565	577,752
4.38%, 05/11/45	950	988,484
4.55%, 08/12/43	450	477,405
5.50%, 03/25/40	300	356,835
6.38%, 12/15/38	1,000	1,313,200
Suncor Energy Inc.
4.00%, 11/15/47 (Call 05/15/47)(a)	85	82,019
5.95%, 12/01/34	150	178,970
6.50%, 06/15/38	400	512,004

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
6.85%, 06/01/39	$ 475	$ 631,303
Tosco Corp., 8.13%, 02/15/30	61	82,350
Valero Energy Corp.
4.90%, 03/15/45(a)	250	262,302
6.63%, 06/15/37	575	714,949
7.50%, 04/15/32	200	258,910
		44,314,068
Oil & Gas Services — 0.6%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	415	446,963
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	455	416,607
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	350	350,942
4.75%, 08/01/43 (Call 02/01/43)	350	363,898
4.85%, 11/15/35 (Call 05/15/35)	775	817,594
5.00%, 11/15/45 (Call 05/15/45)	500	541,275
6.70%, 09/15/38	21	26,657
7.45%, 09/15/39	375	511,905
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	400	348,900
		3,824,741
Packaging & Containers — 0.1%
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	128	146,642
WestRock MWV LLC
7.95%, 02/15/31	36	48,569
8.20%, 01/15/30	275	366,350
		561,561
Pharmaceuticals — 5.2%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	400	388,324
4.40%, 11/06/42	950	914,023
4.45%, 05/14/46 (Call 11/14/45)	600	578,610
4.50%, 05/14/35 (Call 11/14/34)	900	896,868
4.70%, 05/14/45 (Call 11/14/44)	900	907,974
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	1,200	1,151,592
4.75%, 03/15/45 (Call 09/15/44)	445	428,820
4.85%, 06/15/44 (Call 12/15/43)	500	484,465
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	250	229,330
4.30%, 12/15/47 (Call 06/15/47)	150	137,345
AstraZeneca PLC
4.00%, 09/18/42	525	500,897
4.38%, 11/16/45	400	401,600
6.45%, 09/15/37	700	884,261
Bristol-Myers Squibb Co.
3.25%, 08/01/42	49	43,232
4.50%, 03/01/44 (Call 09/01/43)	330	356,169
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)(a)	150	135,911
4.50%, 11/15/44 (Call 05/15/44)	200	185,664
4.60%, 03/15/43	400	375,304
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	1,900	1,891,735
4.88%, 07/20/35 (Call 01/20/35)	500	507,225
5.05%, 03/25/48 (Call 09/25/47)	2,750	2,823,947
5.13%, 07/20/45 (Call 01/20/45)	1,250	1,293,212
5.30%, 12/05/43 (Call 06/05/43)	173	182,775
Security	Par(000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	$ 225	$ 216,342
3.95%, 05/15/47 (Call 11/15/46)	305	304,963
5.55%, 03/15/37	166	201,693
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	350	341,177
6.13%, 11/15/41	350	404,649
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43(a)	205	208,793
5.38%, 04/15/34	200	229,420
6.38%, 05/15/38	1,000	1,307,230
Johnson & Johnson
3.50%, 01/15/48 (Call 07/15/47)	400	380,284
3.55%, 03/01/36 (Call 09/01/35)	550	539,462
3.70%, 03/01/46 (Call 09/01/45)	825	814,044
3.75%, 03/03/47 (Call 09/03/46)	450	447,449
4.38%, 12/05/33 (Call 06/05/33)(a)	550	594,357
4.50%, 09/01/40	350	385,203
4.50%, 12/05/43 (Call 06/05/43)	300	333,714
4.85%, 05/15/41	11	12,593
4.95%, 05/15/33	261	298,039
5.85%, 07/15/38	213	273,837
5.95%, 08/15/37	200	260,012
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)(a)	153	160,304
5.90%, 11/01/39	175	212,102
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	11	10,450
3.70%, 02/10/45 (Call 08/10/44)(a)	950	913,235
4.15%, 05/18/43	650	671,008
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	300	298,383
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	410	400,627
Novartis Capital Corp.
3.70%, 09/21/42	25	24,549
4.00%, 11/20/45 (Call 05/20/45)	650	661,836
4.40%, 05/06/44(a)	600	653,700
Perrigo Finance Unlimited Co., 4.90%, 12/15/44 (Call 06/15/44)	162	155,032
Pfizer Inc.
4.00%, 12/15/36	260	263,731
4.13%, 12/15/46(a)	430	436,343
4.30%, 06/15/43	300	310,737
4.40%, 05/15/44	350	368,708
5.60%, 09/15/40	100	123,614
7.20%, 03/15/39	1,000	1,414,890
Pharmacia LLC, 6.60%, 12/01/28	500	622,545
Wyeth LLC
5.95%, 04/01/37	925	1,152,559
6.00%, 02/15/36	21	26,055
6.50%, 02/01/34	43	55,030
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	170	158,620
4.70%, 02/01/43 (Call 08/01/42)	490	506,993
		32,853,595
Pipelines — 4.2%
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)	100	95,986
5.85%, 11/15/43 (Call 05/15/43)	100	99,391
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	175	199,274

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines (continued)
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)(a)	$ 125	$ 115,554
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	200	213,808
Series B, 7.50%, 04/15/38	300	387,726
Enbridge Inc.
4.50%, 06/10/44 (Call 12/10/43)	200	191,672
5.50%, 12/01/46 (Call 05/29/46)(a)	250	274,860
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	170	157,413
5.15%, 02/01/43 (Call 08/01/42)	200	180,060
5.15%, 03/15/45 (Call 09/15/44)	500	452,095
5.30%, 04/15/47 (Call 10/15/46)(a)	400	370,112
6.05%, 06/01/41 (Call 12/01/40)(a)	50	50,553
6.13%, 12/15/45 (Call 06/15/45)	385	392,292
6.50%, 02/01/42 (Call 08/01/41)	150	159,626
6.63%, 10/15/36	135	146,119
7.50%, 07/01/38	275	321,456
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	150	134,646
5.45%, 06/01/47 (Call 12/01/46)	200	188,352
5.60%, 04/01/44 (Call 10/01/43)	100	95,973
Enterprise Products Operating LLC
4.25%, 02/15/48 (Call 08/15/47)	250	237,125
4.45%, 02/15/43 (Call 08/15/42)	525	508,767
4.85%, 08/15/42 (Call 02/15/42)	325	333,791
4.85%, 03/15/44 (Call 09/15/43)	550	563,651
4.90%, 05/15/46 (Call 12/15/45)	450	465,696
4.95%, 10/15/54 (Call 04/15/54)	200	203,890
5.10%, 02/15/45 (Call 08/15/44)	500	530,575
5.70%, 02/15/42	200	228,254
5.95%, 02/01/41	250	291,330
6.13%, 10/15/39	145	171,651
7.55%, 04/15/38	150	201,854
Series D, 6.88%, 03/01/33	200	249,716
Series H, 6.65%, 10/15/34	111	137,509
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	250	230,217
5.00%, 08/15/42 (Call 02/15/42)	250	240,152
5.00%, 03/01/43 (Call 09/01/42)	100	95,513
5.40%, 09/01/44 (Call 03/01/44)	210	210,076
5.50%, 03/01/44 (Call 09/01/43)	400	408,484
5.80%, 03/15/35	400	426,952
6.38%, 03/01/41	230	257,404
6.55%, 09/15/40	100	111,536
6.95%, 01/15/38	500	590,690
7.30%, 08/15/33	36	43,441
7.40%, 03/15/31	118	141,240
7.50%, 11/15/40	300	369,564
7.75%, 03/15/32	100	124,096
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	405	393,931
5.20%, 03/01/48 (Call 09/01/47)	250	247,782
5.30%, 12/01/34 (Call 06/01/34)	475	480,781
5.55%, 06/01/45 (Call 12/01/44)	600	624,186
7.75%, 01/15/32	325	404,862
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)(a)	130	123,900
4.25%, 09/15/46 (Call 03/15/46)	200	194,172
5.15%, 10/15/43 (Call 04/15/43)	250	271,865
Security	Par(000)	Value
Pipelines (continued)
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	$ 700	$ 669,333
4.70%, 04/15/48 (Call 10/15/47)	600	578,304
5.20%, 03/01/47 (Call 09/01/46)	350	359,429
ONEOK Inc., 4.95%, 07/13/47 (Call 01/06/47)	250	254,060
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	225	257,652
6.20%, 09/15/43 (Call 03/15/43)	125	145,108
6.65%, 10/01/36	150	179,504
6.85%, 10/15/37	300	368,253
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	350	348,236
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	250	223,088
4.90%, 02/15/45 (Call 08/15/44)	200	184,330
5.15%, 06/01/42 (Call 12/01/41)	300	283,089
6.65%, 01/15/37	275	302,134
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	300	286,521
5.95%, 09/25/43 (Call 03/25/43)	150	171,738
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43 (Call 07/15/42)	250	219,860
5.30%, 04/01/44 (Call 10/01/43)	250	231,832
5.40%, 10/01/47 (Call 04/01/47)	600	563,808
6.10%, 02/15/42	175	177,294
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	275	326,989
Texas Eastern Transmission LP, 7.00%, 07/15/32	200	247,204
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	725	734,410
4.75%, 05/15/38 (Call 11/15/37)	100	102,347
4.88%, 05/15/48 (Call 11/15/47)	500	515,605
5.00%, 10/16/43 (Call 04/16/43)(a)	360	374,998
5.60%, 03/31/34	200	221,596
5.85%, 03/15/36	100	113,859
6.10%, 06/01/40	274	320,432
6.20%, 10/15/37	200	235,788
7.25%, 08/15/38	300	391,806
7.63%, 01/15/39	200	269,460
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	350	340,959
4.60%, 03/15/48 (Call 09/15/47)(b)	215	210,326
5.40%, 08/15/41 (Call 02/15/41)	76	82,702
Western Gas Partners LP, 5.45%, 04/01/44 (Call 10/01/43)	300	301,134
Williams Partners LP
4.90%, 01/15/45 (Call 07/15/44)	225	219,256
5.10%, 09/15/45 (Call 03/15/45)	550	553,432
5.40%, 03/04/44 (Call 09/04/43)	175	181,755
5.80%, 11/15/43 (Call 05/15/43)	50	54,160
6.30%, 04/15/40	435	495,739
		26,439,151
Real Estate Investment Trusts — 0.6%
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	195	182,112
4.15%, 07/01/47 (Call 01/01/47)	150	145,458
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)	100	101,792
4.50%, 06/01/45 (Call 12/01/44)	315	320,500
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	100	98,137
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	167	170,190
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	150	189,303

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	$ 14	$ 13,789
Kimco Realty Corp.
4.25%, 04/01/45 (Call 10/01/44)	250	228,390
4.45%, 09/01/47 (Call 03/01/47)	245	230,721
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	200	204,042
Regency Centers LP, 4.40%, 02/01/47 (Call 08/01/46)	200	191,918
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)(a)	14	13,637
4.25%, 11/30/46 (Call 05/30/46)	80	78,277
4.75%, 03/15/42 (Call 09/15/41)	235	246,447
6.75%, 02/01/40 (Call 11/01/39)	385	499,826
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	147	138,464
5.70%, 09/30/43 (Call 03/30/43)	11	12,380
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	195	237,875
Weyerhaeuser Co., 7.38%, 03/15/32	400	516,552
		3,819,810
Retail — 2.6%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	200	159,342
5.17%, 08/01/44 (Call 02/01/44)(a)	289	218,140
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	75	69,885
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	550	482,064
4.20%, 04/01/43 (Call 10/01/42)	171	174,678
4.25%, 04/01/46 (Call 10/01/45)	400	412,012
4.40%, 03/15/45 (Call 09/15/44)	500	525,690
4.88%, 02/15/44 (Call 08/15/43)	525	588,252
5.40%, 09/15/40 (Call 03/15/40)	21	24,920
5.88%, 12/16/36	1,300	1,634,334
5.95%, 04/01/41 (Call 10/01/40)	500	632,835
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	100	96,192
Lowe's Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	400	367,812
4.05%, 05/03/47 (Call 11/03/46)	550	532,763
4.25%, 09/15/44 (Call 03/15/44)	300	300,972
4.38%, 09/15/45 (Call 03/15/45)	350	357,157
4.65%, 04/15/42 (Call 10/15/41)	300	319,197
Macy's Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	125	107,425
6.90%, 04/01/29	150	162,150
McDonald's Corp.
3.63%, 05/01/43	11	9,793
3.70%, 02/15/42	250	226,270
4.45%, 03/01/47 (Call 09/01/46)	75	75,941
4.60%, 05/26/45 (Call 11/26/44)	250	256,833
4.70%, 12/09/35 (Call 06/09/35)	700	745,591
4.88%, 07/15/40	6	6,457
4.88%, 12/09/45 (Call 06/09/45)	750	803,145
5.70%, 02/01/39	275	324,283
6.30%, 10/15/37	300	375,189
6.30%, 03/01/38	225	282,703
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	150	138,167
QVC Inc., 5.45%, 08/15/34 (Call 02/15/34)	175	162,720
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	100	95,211
4.30%, 06/15/45 (Call 12/10/44)	100	104,046
Target Corp.
3.63%, 04/15/46	425	383,193
3.90%, 11/15/47 (Call 05/15/47)	400	377,324
Security	Par(000)	Value
Retail (continued)
4.00%, 07/01/42	$ 700	$ 676,543
Walgreen Co., 4.40%, 09/15/42	250	230,150
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)(a)	150	145,335
4.65%, 06/01/46 (Call 12/01/45)(a)	250	238,565
4.80%, 11/18/44 (Call 05/18/44)	525	511,345
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)(a)	500	479,385
4.00%, 04/11/43 (Call 10/11/42)	650	655,401
4.30%, 04/22/44 (Call 10/22/43)(a)	750	793,035
5.25%, 09/01/35	250	296,277
5.63%, 04/15/41	1,000	1,248,430
		16,807,152
Semiconductors — 0.9%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)	200	220,714
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	295	303,127
5.10%, 10/01/35 (Call 04/01/35)	250	280,190
5.85%, 06/15/41	200	241,786
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)(b)	1,475	1,411,708
4.00%, 12/15/32	300	309,810
4.10%, 05/19/46 (Call 11/19/45)	800	815,288
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)(a)	600	566,478
4.65%, 05/20/35 (Call 11/20/34)	400	407,912
4.80%, 05/20/45 (Call 11/20/44)	450	458,649
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	500	522,045
		5,537,707
Software — 3.0%
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	250	235,630
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	950	918,051
3.50%, 02/12/35 (Call 08/12/34)	775	757,950
3.50%, 11/15/42	500	471,730
3.70%, 08/08/46 (Call 02/08/46)	950	923,761
3.75%, 05/01/43 (Call 11/01/42)	200	196,222
3.75%, 02/12/45 (Call 08/12/44)	450	441,536
3.95%, 08/08/56 (Call 02/08/56)	900	889,335
4.00%, 02/12/55 (Call 08/12/54)	825	825,206
4.10%, 02/06/37 (Call 08/06/36)	705	741,018
4.20%, 11/03/35 (Call 05/03/35)	400	425,508
4.45%, 11/03/45 (Call 05/03/45)(a)	1,000	1,093,770
4.50%, 10/01/40	415	454,338
4.50%, 02/06/57 (Call 08/06/56)	700	764,323
4.75%, 11/03/55 (Call 05/03/55)	450	510,548
4.88%, 12/15/43 (Call 06/15/43)	300	344,589
5.20%, 06/01/39	322	381,676
5.30%, 02/08/41	450	545,387
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	760	809,499
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	300	288,285
3.80%, 11/15/37 (Call 05/15/37)(a)	400	391,136
3.85%, 07/15/36 (Call 01/15/36)	600	591,672
3.90%, 05/15/35 (Call 11/15/34)	450	448,488
4.00%, 07/15/46 (Call 01/15/46)	750	735,308
4.00%, 11/15/47 (Call 05/15/47)	700	686,546
4.13%, 05/15/45 (Call 11/15/44)(a)	850	846,906

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Software (continued)
4.30%, 07/08/34 (Call 01/08/34)	$ 825	$ 863,527
4.38%, 05/15/55 (Call 11/15/54)	404	407,046
4.50%, 07/08/44 (Call 01/08/44)	450	475,344
5.38%, 07/15/40	975	1,150,802
6.13%, 07/08/39	400	508,436
6.50%, 04/15/38	65	85,328
		19,208,901
Telecommunications — 7.3%
America Movil SAB de CV
4.38%, 07/16/42(a)	443	436,687
6.13%, 11/15/37	125	146,651
6.13%, 03/30/40	900	1,068,165
6.38%, 03/01/35	165	197,027
AT&T Inc.
4.30%, 02/15/30 (Call 11/15/29)(b)	500	483,090
4.30%, 12/15/42 (Call 06/15/42)	800	707,168
4.35%, 06/15/45 (Call 12/15/44)	800	700,128
4.50%, 05/15/35 (Call 11/15/34)	800	758,624
4.50%, 03/09/48 (Call 09/09/47)	1,250	1,110,475
4.55%, 03/09/49 (Call 09/09/48)	1,125	1,003,387
4.75%, 05/15/46 (Call 11/15/45)	1,300	1,201,291
4.80%, 06/15/44 (Call 12/15/43)	1,200	1,114,008
5.15%, 03/15/42	666	657,888
5.15%, 11/15/46 (Call 05/15/46)(b)	750	733,898
5.15%, 02/15/50 (Call 08/14/49)(b)	1,250	1,214,837
5.25%, 03/01/37 (Call 09/01/36)	800	813,712
5.35%, 09/01/40	650	660,251
5.45%, 03/01/47 (Call 09/01/46)	750	764,535
5.65%, 02/15/47 (Call 08/15/46)	750	784,155
5.70%, 03/01/57 (Call 09/01/56)	600	621,372
6.00%, 08/15/40 (Call 05/15/40)	384	419,770
6.35%, 03/15/40	325	366,789
6.38%, 03/01/41	500	563,485
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)(a)	60	60,513
British Telecommunications PLC, 9.13%, 12/15/30	1,000	1,435,020
Cisco Systems Inc.
5.50%, 01/15/40	750	915,007
5.90%, 02/15/39	700	882,812
Deutsche Telekom International Finance BV
8.75%, 06/15/30	1,200	1,660,440
9.25%, 06/01/32	219	320,360
Juniper Networks Inc., 5.95%, 03/15/41	200	204,868
Koninklijke KPN NV, 8.38%, 10/01/30	350	466,242
Motorola Solutions Inc., 5.50%, 09/01/44	200	194,822
Orange SA
5.38%, 01/13/42	200	222,322
5.50%, 02/06/44 (Call 08/06/43)	325	368,495
9.00%, 03/01/31	800	1,139,608
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)	400	390,092
4.50%, 03/15/43 (Call 09/15/42)	150	150,063
5.00%, 03/15/44 (Call 09/15/43)	425	449,905
5.45%, 10/01/43 (Call 04/01/43)	21	23,469
7.50%, 08/15/38	200	273,966
Telefonica Emisiones SAU
4.67%, 03/06/38	210	201,172
5.21%, 03/08/47(a)	1,200	1,195,872
7.05%, 06/20/36	750	927,705
Telefonica Europe BV, 8.25%, 09/15/30	500	665,920
Security	Par(000)	Value
Telecommunications (continued)
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	$ 601	$ 514,865
4.13%, 08/15/46	495	429,947
4.27%, 01/15/36	1,250	1,167,325
4.40%, 11/01/34 (Call 05/01/34)	1,350	1,298,767
4.50%, 08/10/33	750	739,575
4.52%, 09/15/48	1,700	1,569,321
4.67%, 03/15/55	1,750	1,584,747
4.75%, 11/01/41	515	500,899
4.81%, 03/15/39(a)	850	832,762
4.86%, 08/21/46	1,650	1,601,440
5.01%, 04/15/49	1,350	1,332,949
5.01%, 08/21/54	1,825	1,755,832
5.50%, 03/16/47	780	827,401
6.55%, 09/15/43	500	602,160
Vodafone Group PLC
4.38%, 02/19/43	850	773,755
5.00%, 05/30/38	500	498,810
5.25%, 05/30/48	965	977,043
6.15%, 02/27/37	250	281,140
6.25%, 11/30/32	325	371,508
7.88%, 02/15/30	250	318,278
		46,654,590
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	201	191,631
6.35%, 03/15/40	200	223,872
		415,503
Transportation — 3.0%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)(a)	390	375,379
4.05%, 06/15/48 (Call 12/15/47)	250	247,092
4.15%, 04/01/45 (Call 10/01/44)	275	275,289
4.38%, 09/01/42 (Call 03/01/42)	250	257,852
4.40%, 03/15/42 (Call 09/15/41)	500	517,710
4.45%, 03/15/43 (Call 09/15/42)	11	11,453
4.55%, 09/01/44 (Call 03/01/44)	400	419,872
4.70%, 09/01/45 (Call 03/01/45)	275	296,255
4.90%, 04/01/44 (Call 10/01/43)	200	220,748
4.95%, 09/15/41 (Call 03/15/41)	114	126,111
5.05%, 03/01/41 (Call 09/01/40)	56	62,792
5.15%, 09/01/43 (Call 03/01/43)	173	197,848
5.40%, 06/01/41 (Call 12/01/40)(a)	375	436,669
5.75%, 05/01/40 (Call 11/01/39)	300	366,564
6.15%, 05/01/37	195	243,793
6.20%, 08/15/36	300	378,471
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	250	217,638
3.65%, 02/03/48 (Call 08/03/47)	100	93,962
6.20%, 06/01/36	50	63,465
6.25%, 08/01/34	111	140,921
6.38%, 11/15/37	175	227,614
6.90%, 07/15/28(a)	300	375,384
Canadian Pacific Railway Co.
4.80%, 09/15/35 (Call 03/15/35)	197	211,247
4.80%, 08/01/45 (Call 02/01/45)	100	108,211
5.95%, 05/15/37	16	19,684
6.13%, 09/15/15 (Call 03/15/15)	200	247,236
7.13%, 10/15/31	650	837,148

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Transportation (continued)
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	$ 250	$ 226,205
3.95%, 05/01/50 (Call 11/01/49)	50	45,278
4.10%, 03/15/44 (Call 09/15/43)(a)	275	261,225
4.25%, 11/01/66 (Call 05/01/66)	300	266,970
4.30%, 03/01/48 (Call 09/01/47)	250	244,117
4.40%, 03/01/43 (Call 09/01/42)	200	198,942
4.50%, 08/01/54 (Call 02/01/54)	400	388,712
4.75%, 05/30/42 (Call 11/30/41)	250	263,095
5.50%, 04/15/41 (Call 10/15/40)	70	79,753
6.00%, 10/01/36	450	540,432
6.15%, 05/01/37	105	128,013
6.22%, 04/30/40	105	129,407
FedEx Corp.
3.88%, 08/01/42	150	137,256
3.90%, 02/01/35(a)	300	285,378
4.05%, 02/15/48 (Call 08/15/47)	400	369,572
4.10%, 04/15/43	152	143,030
4.10%, 02/01/45	350	325,752
4.55%, 04/01/46 (Call 10/01/45)	400	396,576
4.75%, 11/15/45 (Call 05/15/45)	450	458,703
4.90%, 01/15/34	200	212,066
5.10%, 01/15/44	301	322,476
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	100	94,053
4.70%, 05/01/48 (Call 11/01/47)	100	98,989
4.95%, 08/15/45 (Call 02/15/45)	200	206,198
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	200	188,984
3.95%, 10/01/42 (Call 04/01/42)	40	37,969
4.05%, 08/15/52 (Call 02/15/52)	250	236,342
4.15%, 02/28/48 (Call 08/28/47)(a)	400	391,200
4.45%, 06/15/45 (Call 12/15/44)	175	178,225
4.65%, 01/15/46 (Call 07/15/45)	50	52,283
4.84%, 10/01/41	400	428,956
Union Pacific Corp.
3.35%, 08/15/46 (Call 02/15/46)	150	130,154
3.38%, 02/01/35 (Call 08/01/34)	200	185,162
3.60%, 09/15/37 (Call 03/15/37)	445	420,454
3.88%, 02/01/55 (Call 08/01/54)	400	363,064
4.00%, 04/15/47 (Call 10/15/46)	250	243,172
4.05%, 11/15/45 (Call 05/15/45)(a)	225	219,571
4.05%, 03/01/46 (Call 09/01/45)	200	195,792
4.15%, 01/15/45 (Call 07/15/44)	75	74,393
4.30%, 06/15/42 (Call 12/15/41)	250	251,090
4.38%, 11/15/65 (Call 05/15/65)	96	91,234
4.75%, 09/15/41 (Call 03/15/41)	158	169,888
4.82%, 02/01/44 (Call 08/01/43)	220	239,353
6.63%, 02/01/29	250	305,185
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	110	97,809
3.63%, 10/01/42(a)	105	98,090
4.88%, 11/15/40 (Call 05/15/40)	330	368,016
6.20%, 01/15/38	810	1,032,078
		18,797,070
Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)(a)	150	159,023
Security	Par(000)	Value
Water — 0.2%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	$ 200	$ 187,220
4.00%, 12/01/46 (Call 06/01/46)	95	93,246
4.30%, 12/01/42 (Call 06/01/42)	16	16,442
4.30%, 09/01/45 (Call 03/01/45)	350	359,387
6.59%, 10/15/37	239	315,623
United Utilities PLC, 6.88%, 08/15/28	150	182,102
Veolia Environnement SA, 6.75%, 06/01/38	150	186,882
		1,340,902
Total Corporate Bonds & Notes — 86.6% (Cost: $573,001,089)		551,007,723
Foreign Government Obligations(g)
Canada — 0.2%
Hydro-Quebec, 9.50%, 11/15/30	200	314,124
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	600	827,724
		1,141,848
Chile — 0.1%
Chile Government International Bond
3.63%, 10/30/42	250	231,940
3.86%, 06/21/47(a)	500	474,550
		706,490
Colombia — 0.7%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)(a)	1,450	1,404,934
5.63%, 02/26/44 (Call 08/26/43)	700	736,127
6.13%, 01/18/41	800	890,192
7.38%, 09/18/37	500	621,150
10.38%, 01/28/33	350	536,659
		4,189,062
Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	550	766,579
Indonesia — 0.1%
Indonesia Government International Bond, 4.35%, 01/11/48(a)	600	552,348
Isreal — 0.2%
Israel Government International Bond
4.13%, 01/17/48	400	377,208
4.50%, 01/30/43	600	607,650
		984,858
Italy — 0.1%
Republic of Italy Government International Bond, 5.38%, 06/15/33	600	633,660
Mexico — 1.3%
Mexico Government International Bond
4.35%, 01/15/47	700	611,982
4.60%, 01/23/46	1,000	904,190
4.60%, 02/10/48	750	678,900
4.75%, 03/08/44	1,250	1,158,525
5.55%, 01/21/45	1,100	1,136,597
5.75%, 10/12/10	1,000	964,610
6.05%, 01/11/40(a)	1,350	1,468,381
6.75%, 09/27/34	600	715,296

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mexico (continued)
7.50%, 04/08/33	$ 300	$ 382,599
8.30%, 08/15/31	400	576,644
		8,597,724
Panama — 0.3%
Panama Government International Bond
4.50%, 05/15/47(a)	800	781,800
4.50%, 04/16/50 (Call 10/16/49)	200	194,378
6.70%, 01/26/36	800	984,720
		1,960,898
Peru — 0.4%
Peruvian Government International Bond
5.63%, 11/18/50(a)	875	1,013,285
6.55%, 03/14/37	500	626,925
8.75%, 11/21/33(a)	700	1,025,038
		2,665,248
Philippines — 0.9%
Philippine Government International Bond
3.70%, 02/02/42	800	748,904
3.95%, 01/20/40(a)	750	728,040
5.00%, 01/13/37	800	870,384
6.38%, 01/15/32	600	727,008
6.38%, 10/23/34	800	986,592
7.75%, 01/14/31	700	934,150
9.50%, 02/02/30	300	442,128
		5,437,206
South Korea — 0.1%
Korea International Bond, 4.13%, 06/10/44(a)	500	534,700
Supranational — 0.2%
Asian Development Bank, 5.82%, 06/16/28	310	374,421
European Investment Bank, 4.88%, 02/15/36	300	371,181
Inter-American Development Bank
3.20%, 08/07/42	100	99,261
3.88%, 10/28/41	250	277,355
4.38%, 01/24/44	150	179,445
International Bank for Reconstruction & Development, 4.75%, 02/15/35	200	244,692
		1,546,355
Uruguay — 0.3%
Uruguay Government International Bond
4.13%, 11/20/45	300	270,024
5.10%, 06/18/50(a)	1,400	1,389,402
7.63%, 03/21/36	400	515,104
		2,174,530
Total Foreign Government Obligations — 5.0% (Cost: $34,229,266)		31,891,506
Municipal Debt Obligations
California — 2.4%
Alameda County Joint Powers Authority RB BAB, Series A, 7.05%, 12/01/44	135	196,124
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	400	557,964
Series S-1, 7.04%, 04/01/50	500	747,600
Series S-3, 6.91%, 10/01/50	100	148,505
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	220	319,979
Security	Par(000)	Value
California (continued)
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	$ 250	$ 322,243
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	300	441,261
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	300	366,081
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	200	296,784
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 6.60%, 07/01/50	350	512,999
Series D, 6.57%, 07/01/45	200	286,334
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	750	909,630
Series RY, 6.76%, 07/01/34	390	514,262
Regents of the University of California Medical Center Pooled Revenue RB BAB, Series H, 6.55%, 05/15/48	350	473,277
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	200	266,086
San Diego County Water Authority Financing Corp. RB BAB, Series B, 6.14%, 05/01/49	300	403,926
State of California GO BAB
7.30%, 10/01/39	800	1,139,472
7.35%, 11/01/39	550	787,121
7.50%, 04/01/34	1,000	1,411,750
7.55%, 04/01/39	1,000	1,490,160
7.60%, 11/01/40	550	834,003
7.63%, 03/01/40	300	447,162
7.95%, 03/01/36 (Call 03/01/20)	750	813,127
University of California RB, Series AD, 4.86%, 05/15/12	450	473,243
University of California RB BAB
5.77%, 05/15/43	200	248,246
5.95%, 05/15/45	400	509,976
		14,917,315
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	200	231,464
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14	100	109,173
Georgia — 0.2%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	350	440,962
Project P, Series 2010-A, 7.06%, 04/01/57	500	599,630
		1,040,592
Illinois — 0.8%
Chicago Transit Authority RB
Series A, 6.90%, 12/01/40	600	791,076
Series B, 6.90%, 12/01/40	225	295,094
Chicago Transit Authority RB BAB, Series B, 6.20%, 12/01/40	120	150,768
County of Cook IL GO BAB, 6.23%, 11/15/34	200	247,352
Illinois State Toll Highway Authority RB BAB, 6.18%, 01/01/34	150	186,912
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	350	434,889
State of Illinois GO, 5.10%, 06/01/33	2,900	2,792,961
State of Illinois GO BAB, Series 3, 6.73%, 04/01/35	300	315,897
		5,214,949

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Kansas — 0.0%
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	$ 150	$ 164,811
Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	145	192,685
Maryland — 0.1%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	200	253,474
Massachusetts — 0.2%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	240	268,150
Series E, 5.46%, 12/01/39	450	548,649
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	240	301,416
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	300	368,943
		1,487,158
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	120	174,272
New Jersey — 0.6%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	675	819,841
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	725	1,028,601
Series F, 7.41%, 01/01/40	650	954,070
New Jersey Transportation Trust Fund Authority RB BAB, Series C, 5.75%, 12/15/28	700	778,477
Rutgers The State University of New Jersey RB BAB, 5.67%, 05/01/40	200	235,516
		3,816,505
New York — 1.0%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	185	223,243
Series F1, 6.27%, 12/01/37	325	417,173
Metropolitan Transportation Authority RB BAB
Series 2010-A, 6.67%, 11/15/39	225	304,398
Series A, 5.87%, 11/15/39	300	370,188
Series E, 6.81%, 11/15/40	200	271,722
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	200	240,382
5.57%, 11/01/38	250	301,330
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	275	341,165
5.75%, 06/15/41	275	351,497
5.88%, 06/15/44	200	261,166
6.01%, 06/15/42	200	263,244
New York State Dormitory Authority RB BAB, 5.63%, 03/15/39	350	416,546
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	650	768,020
Series 174, 4.46%, 10/01/62	835	903,612
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	500	543,070
Series 192, 4.81%, 10/15/65	300	343,461
		6,320,217
Security	Par/Shares (000)	Value
Ohio — 0.3%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	$ 600	$ 979,080
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	300	295,998
Series A, 4.80%, 12/31/99	200	215,272
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	200	229,292
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	400	438,900
		2,158,542
Oregon — 0.1%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	226,488
Series B, 5.68%, 06/30/28 (NPFGC)	350	398,573
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	175	217,047
		842,108
Pennsylvania — 0.1%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38(a)	350	359,083
Texas — 0.8%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	380	440,473
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.43%, 02/01/42	200	219,846
5.81%, 02/01/41	240	300,103
Dallas Area Rapid Transit RB BAB, 6.00%, 12/01/44	425	555,743
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	100	132,005
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	200	245,588
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	550	592,185
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	200	287,292
State of Texas GO BAB
5.52%, 04/01/39	425	527,977
Series A, 4.68%, 04/01/40	200	220,182
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	700	801,815
University of Texas System (The) RB BAB, Series B, 6.28%, 08/15/41 (Call 08/15/19)	370	383,372
		4,706,581
Washington — 0.1%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	150	183,733
State of Washington GO BAB, Series F, 5.14%, 08/01/40	240	286,990
		470,723
Total Municipal Debt Obligations — 6.7% (Cost: $42,381,881)		42,459,652

Short-Term Investments
Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(h)(i)(j)	53,024	53,034,141

iShares® 10+ Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares(000)	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(h)(i)	8,862	$ 8,862,406
		61,896,547
Total Short-Term Investments — 9.7% (Cost: $61,886,195)		61,896,547
Total Investments in Securities — 108.0% (Cost: $711,498,431)		687,255,428
Other Assets, Less Liabilities — (8.0)%		(50,649,023)
Net Assets — 100.0%		$ 636,606,405

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Zero-coupon bond.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Investments are denominated in U.S. dollars.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	79,862	(26,838)	53,024	$53,034,141	$52,982 (a)	$ (983)	$ 4,497
BlackRock Cash Funds: Treasury, SL Agency Shares	11,712	(2,850)	8,862	8,862,406	21,320	—	—
				$61,896,547	$74,302	$ (983)	$ 4,497

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$551,007,723	$ —	$551,007,723
Foreign Government Obligations	—	31,891,506	—	31,891,506
Municipal Debt Obligations	—	42,459,652	—	42,459,652
Money Market Funds	61,896,547	—	—	61,896,547
	$ 61,896,547	$625,358,881	$ —	$687,255,428
Portfolio Abbreviations - Fixed Income
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund
RB	Revenue Bond

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc.
4.45%, 08/15/20	$ 10,660	$ 10,965,409
6.25%, 07/15/19	10,700	11,073,216
		22,038,625
Aerospace & Defense — 1.8%
Boeing Capital Corp., 4.70%, 10/27/19(a)	5,350	5,503,010
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)(a)	10,000	9,757,800
4.88%, 02/15/20	8,939	9,271,799
General Dynamics Corp.
2.88%, 05/11/20(a)	15,000	14,994,450
3.00%, 05/11/21(a)	12,855	12,836,746
Harris Corp., 2.70%, 04/27/20 (Call 03/27/20)(a)	11,830	11,728,617
L3 Technologies Inc.
4.75%, 07/15/20(a)	11,047	11,409,673
5.20%, 10/15/19	4,065	4,191,625
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)(a)	11,755	11,627,811
4.25%, 11/15/19(a)	10,810	11,044,145
Northrop Grumman Corp.
2.08%, 10/15/20	17,952	17,578,060
5.05%, 08/01/19	1,197	1,227,835
Raytheon Co.
3.13%, 10/15/20(a)	16,162	16,277,720
4.40%, 02/15/20	5,410	5,561,155
Rockwell Collins Inc., 1.95%, 07/15/19	2,910	2,878,426
United Technologies Corp.
1.50%, 11/01/19(a)	12,490	12,290,285
1.90%, 05/04/20(a)	19,245	18,906,865
4.50%, 04/15/20(a)	16,350	16,840,663
		193,926,685
Agriculture — 1.1%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)(a)	20,865	20,790,721
9.25%, 08/06/19	6,761	7,259,150
Archer-Daniels-Midland Co., 4.48%, 03/01/21(a)	1,500	1,560,165
BAT Capital Corp., 2.30%, 08/14/20(a)(b)	17,045	16,703,589
Bunge Ltd. Finance Corp., 3.50%, 11/24/20 (Call 10/24/20)(a)	4,480	4,486,989
Philip Morris International Inc.
1.88%, 11/01/19	7,800	7,707,492
2.00%, 02/21/20(a)	13,300	13,113,933
4.50%, 03/26/20(a)	10,844	11,152,620
Reynolds American Inc.
3.25%, 06/12/20(a)	21,999	22,018,579
6.88%, 05/01/20(a)	11,370	12,133,495
		116,926,733
Airlines — 0.3%
Continental Airlines Inc. Pass Through Trust, Series 2009-2, Class A, 7.25%, 11/10/19	914	962,338
Delta Air Lines Inc.
2.88%, 03/13/20(a)	14,890	14,811,679
3.40%, 04/19/21	6,785	6,779,776
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)(a)	7,891	7,803,331
2.75%, 11/06/19 (Call 10/06/19)	2,850	2,843,986
		33,201,110
Security	Par(000)	Value
Auto Manufacturers — 3.6%
American Honda Finance Corp.
1.20%, 07/12/19	$ 9,185	$ 9,034,550
1.95%, 07/20/20(a)	4,510	4,420,973
2.00%, 11/13/19	7,500	7,418,925
2.00%, 02/14/20	6,690	6,593,798
2.15%, 03/13/20	850	839,826
2.25%, 08/15/19	8,953	8,907,161
2.45%, 09/24/20(a)	10,055	9,946,808
2.65%, 02/12/21(a)	17,500	17,381,700
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,200	1,185,300
2.34%, 11/02/20(a)	12,400	12,114,180
2.43%, 06/12/20(a)	13,850	13,615,658
2.46%, 03/27/20(a)	11,050	10,896,405
2.60%, 11/04/19(a)	14,481	14,404,540
2.68%, 01/09/20(a)	17,060	16,940,409
3.16%, 08/04/20(a)	14,150	14,100,899
3.47%, 04/05/21(a)	20,200	20,148,288
8.13%, 01/15/20(a)	7,955	8,565,705
General Motors Financial Co. Inc.
2.35%, 10/04/19(a)	16,414	16,294,506
2.45%, 11/06/20	10,400	10,181,288
2.65%, 04/13/20(a)	15,820	15,669,235
3.15%, 01/15/20 (Call 12/15/19)(a)	12,921	12,931,595
3.20%, 07/13/20 (Call 06/13/20)(a)	11,188	11,166,855
3.50%, 07/10/19	450	452,952
3.55%, 04/09/21(a)	12,230	12,253,482
3.70%, 11/24/20 (Call 10/24/20)(a)	8,700	8,766,903
4.20%, 03/01/21 (Call 02/01/21)(a)	12,887	13,126,054
PACCAR Financial Corp.
1.20%, 08/12/19	665	653,934
1.95%, 02/27/20(a)	1,175	1,159,173
2.80%, 03/01/21	10,000	9,956,300
3.10%, 05/10/21	8,990	9,018,948
Toyota Motor Credit Corp.
1.55%, 10/18/19	13,630	13,420,507
1.95%, 04/17/20(a)	13,450	13,245,695
2.13%, 07/18/19(a)	9,427	9,399,379
2.15%, 03/12/20(a)	20,150	19,920,088
2.20%, 01/10/20	7,500	7,435,725
2.95%, 04/13/21(a)	25,200	25,211,592
4.50%, 06/17/20	3,564	3,679,188
		390,458,524
Auto Parts & Equiptment — 0.1%
Aptiv PLC, 3.15%, 11/19/20 (Call 10/19/20)	5,675	5,652,130
Banks — 33.9%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	9,475	9,285,974
3.30%, 05/17/21	7,250	7,273,490
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	12,400	12,238,800
2.05%, 09/23/19(a)	13,300	13,162,478
2.25%, 11/09/20	8,000	7,832,160
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	11,795	11,712,199
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	8,358	8,174,876
2.37%, 07/21/21 (Call 07/21/20)(c)(d)	225	220,977
2.63%, 10/19/20(a)	29,125	28,890,252

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
2.63%, 04/19/21(a)	$ 38,500	$ 37,902,480
2.74%, 01/23/22 (Call 01/23/21)(c)(d)	5,000	4,925,500
3.50%, 05/17/22 (Call 05/17/21)(c)(d)	10,000	10,027,500
5.63%, 07/01/20(a)	47,145	49,527,237
Series L, 2.25%, 04/21/20(a)	31,639	31,208,710
Bank of Montreal
1.50%, 07/18/19(a)	7,655	7,555,485
1.75%, 09/11/19(a)	3,295	3,255,757
2.10%, 12/12/19(a)	7,635	7,557,047
2.10%, 06/15/20(a)	20,250	19,899,472
Series D, 3.10%, 04/13/21	10,000	9,980,500
Bank of New York Mellon Corp. (The)
2.30%, 09/11/19 (Call 08/11/19)(a)	9,702	9,654,557
2.45%, 11/27/20 (Call 10/27/20)(a)	16,628	16,423,974
2.50%, 04/15/21 (Call 03/15/21)(a)	10,661	10,504,710
2.60%, 08/17/20 (Call 07/17/20)(a)	19,333	19,187,616
4.60%, 01/15/20	258	265,180
Series G, 2.15%, 02/24/20 (Call 01/24/20)(a)	5,700	5,640,150
Bank of Nova Scotia (The)
2.15%, 07/14/20(a)	10,175	9,991,748
2.35%, 10/21/20(a)	11,155	10,964,026
2.45%, 03/22/21(a)	19,401	19,010,652
2.50%, 01/08/21(a)	15,000	14,762,550
3.13%, 04/20/21(a)	7,850	7,834,065
4.38%, 01/13/21(a)	3,250	3,352,050
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)(a)	15,640	15,327,044
5.14%, 10/14/20(a)	10,589	10,909,317
Barclays PLC
2.75%, 11/08/19(a)	26,629	26,490,263
2.88%, 06/08/20	17,095	16,929,008
3.25%, 01/12/21(a)	7,167	7,089,811
BB&T Corp.
2.15%, 02/01/21 (Call 01/01/21)(a)	3,875	3,788,123
2.45%, 01/15/20 (Call 12/15/19)(a)	17,284	17,169,580
2.63%, 06/29/20 (Call 05/29/20)(a)	15,546	15,443,707
BNP Paribas SA
2.38%, 05/21/20(a)	22,715	22,462,863
5.00%, 01/15/21	17,050	17,825,263
BPCE SA
2.25%, 01/27/20	5,000	4,932,450
2.50%, 07/15/19	13,300	13,239,618
Branch Banking & Trust Co.
2.10%, 01/15/20 (Call 12/15/19)	16,000	15,782,080
2.25%, 06/01/20 (Call 05/01/20)	7,000	6,896,190
Canadian Imperial Bank of Commerce
1.60%, 09/06/19(a)	11,100	10,933,167
2.10%, 10/05/20(a)	10,825	10,586,201
2.70%, 02/02/21(a)	15,250	15,057,240
Capital One Financial Corp.
2.50%, 05/12/20 (Call 04/12/20)	14,550	14,354,012
3.45%, 04/30/21 (Call 03/30/21)	12,500	12,509,250
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	10,500	10,355,835
2.35%, 01/31/20 (Call 12/31/19)	10,250	10,125,360
2.40%, 09/05/19 (Call 08/05/19)(a)	37,000	36,759,870
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)(a)	15,600	15,421,224
2.10%, 06/12/20 (Call 05/12/20)	27,250	26,729,525
2.13%, 10/20/20 (Call 09/20/20)(a)	25,550	24,970,270
Security	Par(000)	Value
Banks (continued)
2.85%, 02/12/21 (Call 01/12/21)(a)	$ 20,000	$ 19,822,800
3.05%, 05/01/20 (Call 04/01/20)(a)	20,000	20,019,800
Citigroup Inc.
2.40%, 02/18/20	15,737	15,584,508
2.45%, 01/10/20 (Call 12/10/19)	17,234	17,087,511
2.50%, 07/29/19	10,652	10,626,435
2.65%, 10/26/20(a)	21,625	21,330,684
2.70%, 03/30/21(a)	35,756	35,169,602
5.38%, 08/09/20(a)	10,415	10,900,131
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)(a)	8,165	8,012,559
2.25%, 03/02/20 (Call 02/03/20)	10,535	10,369,811
2.25%, 10/30/20 (Call 09/30/20)(a)	12,925	12,645,174
2.45%, 12/04/19 (Call 11/04/19)	5,500	5,456,275
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	16,520	16,409,646
2.30%, 03/12/20	6,250	6,175,313
2.40%, 11/02/20(a)	10,741	10,567,533
Compass Bank, 2.75%, 09/29/19 (Call 08/29/19)	2,250	2,237,625
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	9,150	8,996,280
2.25%, 01/14/20	16,460	16,272,685
2.50%, 01/19/21(a)	10,000	9,832,200
3.13%, 04/26/21	19,975	19,928,258
Credit Suisse AG/New York NY
4.38%, 08/05/20(a)	15,695	16,135,088
5.30%, 08/13/19	9,302	9,571,944
5.40%, 01/14/20(a)	8,480	8,779,683
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20(a)	21,265	21,107,852
3.13%, 12/10/20(a)	18,514	18,425,318
3.45%, 04/16/21	21,590	21,638,146
Deutsche Bank AG, 2.95%, 08/20/20(a)	9,471	9,303,553
Deutsche Bank AG/New York NY
2.70%, 07/13/20(a)	20,100	19,685,940
3.15%, 01/22/21(a)	15,200	14,905,424
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)(a)	14,425	14,404,228
3.20%, 08/09/21 (Call 07/09/21)	5,000	4,944,000
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)(a)	9,030	8,888,590
2.20%, 10/30/20 (Call 09/30/20)(a)	5,265	5,152,645
First Horizon National Corp., 3.50%, 12/15/20 (Call 11/15/20)	1,400	1,405,642
First Tennessee Bank N.A., 2.95%, 12/01/19 (Call 11/01/19)	5,650	5,625,705
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19(a)	3,755	3,721,881
2.30%, 12/13/19 (Call 11/13/19)(a)	12,745	12,632,971
2.55%, 10/23/19(a)	25,627	25,531,411
2.60%, 04/23/20 (Call 03/23/20)(a)	19,942	19,751,953
2.60%, 12/27/20 (Call 12/27/19)(a)	22,932	22,602,926
2.75%, 09/15/20 (Call 08/15/20)(a)	22,959	22,755,583
2.88%, 02/25/21 (Call 01/25/21)(a)	7,184	7,107,921
5.38%, 03/15/20(a)	37,898	39,429,458
Series D, 6.00%, 06/15/20(a)	29,251	30,901,926
HSBC Bank USA N.A., 4.88%, 08/24/20	11,340	11,740,075

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
HSBC Holdings PLC
2.95%, 05/25/21	$ 10,000	$ 9,877,600
3.40%, 03/08/21(a)	34,547	34,625,767
5.10%, 04/05/21(a)	31,856	33,383,814
HSBC USA Inc.
2.35%, 03/05/20(a)	37,246	36,834,804
2.38%, 11/13/19(a)	800	793,960
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	8,775	8,672,420
3.25%, 05/14/21 (Call 04/14/21)	14,850	14,850,149
Industrial & Commercial Bank of China Ltd./New York, 3.23%, 11/13/19	300	299,781
JPMorgan Chase & Co.
2.20%, 10/22/19(a)	22,311	22,153,038
2.25%, 01/23/20 (Call 12/23/19)(a)	42,318	41,886,356
2.55%, 10/29/20 (Call 09/29/20)(a)	29,240	28,867,775
2.75%, 06/23/20 (Call 05/23/20)	41,619	41,314,765
4.25%, 10/15/20(a)	33,687	34,538,944
4.40%, 07/22/20(a)	17,225	17,712,123
4.95%, 03/25/20(a)	19,979	20,670,273
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)(a)	14,253	14,054,883
2.60%, 02/01/21 (Call 02/01/20)(c)(d)	15,000	14,897,250
3.09%, 04/26/21 (Call 04/26/20)(c)(d)	15,000	14,995,350
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	5,165	5,093,361
2.25%, 03/16/20	12,000	11,836,080
2.50%, 12/15/19(a)	12,440	12,371,082
2.50%, 11/22/21(a)	5,000	4,881,750
KfW
1.00%, 07/15/19	17,505	17,232,972
1.25%, 09/30/19	49,251	48,471,357
1.50%, 09/09/19(a)	35,145	34,729,586
1.50%, 04/20/20	53,710	52,656,747
1.63%, 05/29/20	57,300	56,230,209
1.63%, 03/15/21	16,375	15,902,745
1.75%, 10/15/19	14,100	13,962,102
1.75%, 03/31/20	45,250	44,588,445
1.88%, 06/30/20	38,730	38,164,155
1.88%, 12/15/20	45,000	44,126,550
2.75%, 09/08/20	48,510	48,632,245
4.00%, 01/27/20	37,370	38,243,337
Korea Development Bank (The)
1.38%, 09/12/19	350	342,969
2.50%, 03/11/20	5,200	5,141,032
Landwirtschaftliche Rentenbank, Series 29, 1.38%, 10/23/19	725	714,364
Lloyds Bank PLC
2.70%, 08/17/20(a)	14,040	13,920,660
3.30%, 05/07/21(a)	15,000	14,991,150
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)(a)	5,545	5,430,329
2.10%, 02/06/20 (Call 01/06/20)	15,645	15,405,319
2.25%, 07/25/19 (Call 06/25/19)	18,675	18,551,371
2.63%, 01/25/21 (Call 12/25/20)	7,500	7,404,525
Mitsubishi UFJ Financial Group Inc., 2.95%, 03/01/21	20,200	20,035,572
Morgan Stanley
2.38%, 07/23/19(a)	8,565	8,530,140
2.50%, 04/21/21	20,200	19,777,820
2.65%, 01/27/20	35,811	35,607,594
Security	Par(000)	Value
Banks (continued)
2.80%, 06/16/20(a)	$ 30,700	$ 30,475,583
5.50%, 01/26/20(a)	32,372	33,669,470
5.50%, 07/24/20(a)	1,525	1,599,237
5.63%, 09/23/19	32,557	33,705,611
5.75%, 01/25/21(a)	8,875	9,431,463
MUFG Americas Holdings Corp., 2.25%, 02/10/20 (Call 01/10/20)	3,223	3,177,942
National Australia Bank Ltd./New York
1.38%, 07/12/19	2,350	2,316,372
2.13%, 05/22/20(a)	10,945	10,762,875
2.25%, 01/10/20	15,250	15,079,963
2.50%, 01/12/21	16,175	15,907,304
2.63%, 07/23/20	14,830	14,693,712
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	15,850	15,571,199
2.20%, 11/02/20 (Call 10/02/20)(a)	15,000	14,654,400
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	3,407	3,340,734
1.75%, 01/24/20	31,145	30,747,901
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)(e)	6,800	6,701,264
2.00%, 05/19/20 (Call 04/19/20)(a)(e)	18,345	18,009,470
2.25%, 07/02/19 (Call 06/02/19)(e)	11,500	11,446,640
2.30%, 06/01/20 (Call 05/02/20)(a)(e)	23,596	23,285,241
2.40%, 10/18/19 (Call 09/18/19)(a)(e)	13,250	13,179,643
2.45%, 11/05/20 (Call 10/06/20)(a)(e)	4,500	4,434,615
2.60%, 07/21/20 (Call 06/21/20)(a)(e)	5,000	4,958,750
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20(a)(e)	5,000	5,135,250
5.13%, 02/08/20(e)	4,200	4,354,182
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	6,750	6,651,518
Royal Bank of Canada
1.50%, 07/29/19	9,317	9,200,910
2.13%, 03/02/20(a)	12,557	12,383,965
2.15%, 03/06/20(a)	15,835	15,628,195
2.15%, 10/26/20(a)	15,950	15,607,075
2.35%, 10/30/20(a)	13,500	13,276,710
2.50%, 01/19/21(a)	5,200	5,122,052
3.20%, 04/30/21(a)	25,200	25,255,692
Santander Holdings USA Inc., 2.65%, 04/17/20 (Call 03/17/20)	21,000	20,832,840
Santander UK Group Holdings PLC
2.88%, 10/16/20	1,027	1,016,709
3.13%, 01/08/21	5,000	4,949,750
Santander UK PLC
2.13%, 11/03/20(a)	11,600	11,301,068
2.35%, 09/10/19	2,709	2,690,687
2.38%, 03/16/20	12,313	12,155,763
2.50%, 01/05/21	7,350	7,202,927
3.40%, 06/01/21	10,000	10,001,600
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19(a)	10,000	9,830,800
2.30%, 03/11/20	10,000	9,870,700
2.63%, 03/15/21	14,948	14,716,007
State Street Corp.
1.95%, 05/19/21(a)	6,785	6,616,528
2.55%, 08/18/20(a)	15,129	15,044,126

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
Sumitomo Mitsui Banking Corp.
2.09%, 10/18/19(a)	$ 15,000	$ 14,822,850
2.45%, 01/16/20	21,611	21,387,974
2.51%, 01/17/20	15,000	14,866,200
2.65%, 07/23/20(a)	3,050	3,016,572
Sumitomo Mitsui Financial Group Inc., 2.93%, 03/09/21(a)	25,254	25,018,633
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)(a)	5,520	5,461,378
2.59%, 01/29/21 (Call 01/29/20)(a)(c)(d)	10,000	9,927,300
SunTrust Banks Inc., 2.90%, 03/03/21 (Call 02/03/21)(a)	2,940	2,913,364
Svenska Handelsbanken AB
1.50%, 09/06/19	15,500	15,263,470
1.95%, 09/08/20	5,240	5,109,786
2.40%, 10/01/20(a)	13,211	13,004,644
3.35%, 05/24/21	8,255	8,291,735
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)(a)	9,880	9,910,628
Toronto-Dominion Bank (The)
1.45%, 08/13/19	9,315	9,182,354
1.85%, 09/11/20	10,810	10,553,587
1.90%, 10/24/19	10,475	10,369,726
2.13%, 07/02/19	9,990	9,943,547
2.13%, 04/07/21(a)	15,000	14,584,800
2.25%, 11/05/19(a)	14,715	14,633,920
2.50%, 12/14/20(a)	25,588	25,259,706
2.55%, 01/25/21(a)	15,600	15,410,616
U.S. Bancorp., 2.35%, 01/29/21 (Call 12/29/20)(a)	10,200	10,045,674
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	2,556	2,519,194
2.13%, 10/28/19 (Call 09/28/19)(a)	24,465	24,264,876
3.10%, 05/21/21 (Call 05/21/20)(c)(d)	8,000	8,014,240
UBS AG/Stamford CT
2.35%, 03/26/20(a)	9,274	9,166,885
2.38%, 08/14/19	30,106	29,962,093
4.88%, 08/04/20	9,005	9,317,654
Wells Fargo & Co.
2.50%, 03/04/21(a)	35,450	34,747,026
2.55%, 12/07/20	19,375	19,102,975
2.60%, 07/22/20(a)	35,620	35,216,425
4.60%, 04/01/21(a)	25,000	25,857,750
Series N, 2.15%, 01/30/20(a)	22,718	22,424,711
Wells Fargo Bank N.A.
2.15%, 12/06/19(a)	22,375	22,162,885
2.40%, 01/15/20(a)	15,500	15,376,620
2.60%, 01/15/21	16,300	16,060,390
Westpac Banking Corp.
1.60%, 08/19/19	6,090	6,003,705
2.15%, 03/06/20	24,450	24,113,568
2.30%, 05/26/20(a)	21,075	20,831,373
2.60%, 11/23/20	18,977	18,750,415
2.65%, 01/25/21(a)	10,000	9,875,200
3.05%, 05/15/20	12,500	12,531,375
4.88%, 11/19/19	13,762	14,156,144
		3,692,737,167
Beverages — 2.0%
Anheuser-Busch InBev Finance Inc., 2.65%, 02/01/21 (Call 01/01/21)(a)	85,000	84,212,050
Anheuser-Busch InBev Worldwide Inc.
5.00%, 04/15/20(a)	5,150	5,372,428
6.88%, 11/15/19	11,407	12,063,587
Security	Par(000)	Value
Beverages (continued)
Coca-Cola Co. (The)
1.88%, 10/27/20	$ 23,997	$ 23,519,700
2.45%, 11/01/20(a)	8,704	8,652,995
3.15%, 11/15/20(a)	1,002	1,012,541
Coca-Cola Femsa SAB de CV, 4.63%, 02/15/20	5,000	5,120,500
Constellation Brands Inc., 3.88%, 11/15/19(a)	5,802	5,880,269
Diageo Capital PLC
3.00%, 05/18/20	2,680	2,688,790
4.83%, 07/15/20	1,425	1,480,290
Maple Escrow Subsidiary Inc., 3.55%, 05/25/21(b)	5,300	5,327,189
Molson Coors Brewing Co.
1.45%, 07/15/19	8,680	8,535,044
2.25%, 03/15/20 (Call 02/15/20)(a)	10,170	10,019,281
PepsiCo Inc.
1.35%, 10/04/19	9,600	9,455,232
1.85%, 04/30/20 (Call 03/30/20)(a)	4,815	4,743,738
2.15%, 10/14/20 (Call 09/14/20)	10,575	10,429,594
3.13%, 11/01/20(a)	11,958	12,072,318
4.50%, 01/15/20(a)	12,415	12,785,588
		223,371,134
Biotechnology — 1.3%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)(a)	9,144	9,012,967
2.20%, 05/11/20(a)	17,479	17,243,208
3.45%, 10/01/20(a)	10,380	10,489,198
4.50%, 03/15/20(a)	775	797,622
Baxalta Inc., 2.88%, 06/23/20 (Call 05/23/20)	21,122	20,918,806
Biogen Inc., 2.90%, 09/15/20(a)	19,360	19,286,432
Celgene Corp.
2.88%, 08/15/20(a)	16,256	16,159,927
2.88%, 02/19/21(a)	12,675	12,540,138
3.95%, 10/15/20	5,900	6,002,955
Gilead Sciences Inc.
1.85%, 09/20/19(a)	3,770	3,731,282
2.35%, 02/01/20(a)	10,750	10,675,395
2.55%, 09/01/20(a)	16,564	16,436,126
		143,294,056
Chemicals — 0.8%
Air Products & Chemicals Inc., 4.38%, 08/21/19	675	687,015
Eastman Chemical Co., 2.70%, 01/15/20 (Call 12/15/19)(a)	13,433	13,370,671
EI du Pont de Nemours & Co.
2.20%, 05/01/20	18,723	18,488,588
3.63%, 01/15/21(a)	5,250	5,334,525
4.63%, 01/15/20(a)	6,180	6,360,518
Monsanto Co., 2.13%, 07/15/19	6,903	6,848,949
PPG Industries Inc., 2.30%, 11/15/19 (Call 10/15/19)	1,900	1,887,650
Praxair Inc.
2.25%, 09/24/20(a)	5,150	5,077,848
3.00%, 09/01/21(a)	3,906	3,902,485
4.50%, 08/15/19	3,270	3,344,785
Sherwin-Williams Co. (The), 2.25%, 05/15/20	23,850	23,487,957
		88,790,991
Commercial Services — 0.2%
Ecolab Inc., 2.25%, 01/12/20	14,143	14,005,388
Moody's Corp.
2.75%, 07/15/19 (Call 06/15/19)	3,324	3,318,316
5.50%, 09/01/20	3,245	3,407,672
		20,731,376

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Computers — 2.4%
Apple Inc.
1.10%, 08/02/19	$ 8,695	$ 8,562,662
1.50%, 09/12/19(a)	6,325	6,251,567
1.55%, 02/07/20	20,198	19,845,545
1.80%, 05/11/20(a)	21,850	21,514,384
1.90%, 02/07/20(a)	11,700	11,574,576
2.00%, 05/06/20(a)	20,252	20,025,583
2.00%, 11/13/20(a)	5,725	5,631,568
2.25%, 02/23/21 (Call 01/23/21)(a)	30,580	30,144,847
2.85%, 05/06/21	36,825	36,900,491
DXC Technology Co., 2.88%, 03/27/20	560	556,662
Hewlett Packard Enterprise Co., 3.60%, 10/15/20 (Call 09/15/20)	46,160	46,562,977
IBM Credit LLC
1.63%, 09/06/19(a)	7,275	7,185,445
2.65%, 02/05/21(a)	15,375	15,272,910
International Business Machines Corp.
1.63%, 05/15/20(a)	22,192	21,716,869
1.90%, 01/27/20(a)	8,750	8,640,012
		260,386,098
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	5,000	4,827,100
1.80%, 02/07/20	11,490	11,312,594
Procter & Gamble Co. (The)
1.75%, 10/25/19	7,500	7,422,000
1.90%, 11/01/19(a)	10,173	10,084,088
1.90%, 10/23/20(a)	7,650	7,511,765
Unilever Capital Corp.
1.80%, 05/05/20	12,110	11,900,376
2.75%, 03/22/21	20,000	19,919,600
		72,977,523
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 10/30/20(a)	13,390	13,727,026
Air Lease Corp.
2.13%, 01/15/20(a)	3,055	3,002,057
2.50%, 03/01/21(a)	5,455	5,340,718
3.38%, 06/01/21 (Call 05/01/21)(a)	5,675	5,658,372
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)(a)	20,000	19,557,600
3.38%, 05/17/21 (Call 04/17/21)	15,000	15,030,300
American Express Credit Corp.
2.60%, 09/14/20 (Call 08/14/20)(a)	13,791	13,671,708
1.70%, 10/30/19 (Call 09/30/19)(a)	19,700	19,427,943
2.20%, 03/03/20 (Call 02/01/20)(a)	14,491	14,309,138
2.25%, 08/15/19	11,740	11,694,214
2.38%, 05/26/20 (Call 04/25/20)(a)	30,654	30,280,328
Ameriprise Financial Inc., 5.30%, 03/15/20(a)	6,200	6,439,072
Capital One Bank USA N.A., 8.80%, 07/15/19	500	529,860
Charles Schwab Corp. (The), 3.25%, 05/21/21 (Call 04/21/21)	11,625	11,687,659
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20(a)	76,291	74,717,117
Intercontinental Exchange Inc., 2.75%, 12/01/20 (Call 11/01/20)(a)	4,443	4,419,452
International Lease Finance Corp., 8.25%, 12/15/20(a)	1,715	1,906,137
Jefferies Group LLC, 8.50%, 07/15/19	2,290	2,423,370
Security	Par(000)	Value
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	$ 6,050	$ 5,951,808
2.30%, 11/15/19 (Call 10/15/19)	9,395	9,331,865
2.30%, 11/01/20 (Call 10/01/20)(a)	5,500	5,412,605
2.90%, 03/15/21	10,000	9,948,200
Nomura Holdings Inc., 6.70%, 03/04/20(a)	5,100	5,401,971
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)(a)	9,071	9,003,421
3.00%, 08/15/19 (Call 07/15/19)	10,551	10,549,839
TD Ameritrade Holding Corp., 5.60%, 12/01/19	560	581,594
Visa Inc., 2.20%, 12/14/20 (Call 11/14/20)	20,923	20,587,395
		330,590,769
Electric — 3.2%
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)(a)	6,450	6,376,664
American Electric Power Co. Inc., 2.15%, 11/13/20	10,105	9,899,464
Berkshire Hathaway Energy Co., 2.38%, 01/15/21	2,495	2,449,841
CMS Energy Corp., 8.75%, 06/15/19	2,705	2,851,151
Commonwealth Edison Co., 3.40%, 09/01/21 (Call 06/01/21)	5,145	5,183,999
Consolidated Edison Inc.
2.00%, 03/15/20	4,810	4,730,250
2.00%, 05/15/21 (Call 04/15/21)	9,990	9,662,128
Consumers Energy Co., 6.70%, 09/15/19	670	701,309
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)(a)	5,683	5,636,684
2.58%, 07/01/20(a)	14,945	14,757,141
2.96%, 07/01/19(f)	4,330	4,325,064
Series B, 1.60%, 08/15/19	7,894	7,768,170
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)	4,760	4,813,026
DTE Energy Co., 1.50%, 10/01/19	6,484	6,359,183
Duke Energy Carolinas LLC
3.90%, 06/15/21 (Call 03/15/21)	5,881	6,016,145
4.30%, 06/15/20(a)	2,911	2,991,227
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)(a)	10,000	9,554,800
5.05%, 09/15/19	7,525	7,718,693
Duke Energy Indiana LLC, 3.75%, 07/15/20	3,085	3,136,581
Edison International, 2.13%, 04/15/20(a)	8,475	8,320,501
Emera U.S. Finance LP, 2.70%, 06/15/21 (Call 05/15/21)	5,000	4,895,350
Entergy Arkansas Inc., 3.75%, 02/15/21 (Call 11/15/20)	3,980	4,039,700
Entergy Corp., 5.13%, 09/15/20 (Call 06/15/20)(a)	2,313	2,399,136
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)(a)	2,700	2,653,614
4.50%, 11/15/19	2,310	2,359,157
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)(a)	14,447	14,365,808
5.15%, 12/01/20 (Call 09/01/20)(a)	10,000	10,400,700
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)(a)	12,401	12,380,290
5.20%, 10/01/19	7,126	7,331,870
Georgia Power Co.
2.00%, 03/30/20(a)	5,000	4,920,550
Series C, 2.00%, 09/08/20(a)	4,305	4,213,217
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	5,639	5,684,789
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	1,470	1,488,963
Nevada Power Co., 2.75%, 04/15/20	7,500	7,488,900
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	4,525	4,493,370
2.70%, 09/15/19 (Call 08/15/19)	10,850	10,814,954

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Northern States Power Co./MN, 2.20%, 08/15/20 (Call 07/15/20)	$ 3,945	$ 3,882,393
NV Energy Inc., 6.25%, 11/15/20	8,497	9,114,392
Ohio Power Co., Series M, 5.38%, 10/01/21	10,000	10,698,600
Pacific Gas & Electric Co., 3.50%, 10/01/20 (Call 07/01/20)(a)	11,312	11,358,945
Pinnacle West Capital Corp., 2.25%, 11/30/20(a)	5,375	5,252,235
PSEG Power LLC, 5.13%, 04/15/20	1,601	1,655,962
Public Service Electric & Gas Co., 1.90%, 03/15/21 (Call 02/15/21)	1,735	1,682,777
Public Service Enterprise Group Inc., 1.60%, 11/15/19(a)	7,290	7,142,232
Sempra Energy
1.63%, 10/07/19	2,389	2,345,640
2.40%, 02/01/20	4,585	4,534,840
2.40%, 03/15/20 (Call 02/15/20)(a)	10,889	10,761,054
2.85%, 11/15/20 (Call 10/15/20)(a)	5,000	4,959,650
Southern California Edison Co., 2.90%, 03/01/21(a)	5,200	5,183,100
Southern Co. (The)
1.85%, 07/01/19(a)	1,930	1,911,144
2.15%, 09/01/19 (Call 08/01/19)	6,550	6,489,281
Southern Power Co., Series D, 1.95%, 12/15/19(a)	12,110	11,925,444
TECO Finance Inc., 5.15%, 03/15/20	3,805	3,929,842
WEC Energy Group Inc., 2.45%, 06/15/20 (Call 05/15/20)	6,254	6,179,828
Xcel Energy Inc., 4.70%, 05/15/20 (Call 11/15/19)	12,117	12,414,715
		344,604,463
Electrical Components & Equiptment — 0.2%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)(a)	12,000	11,834,160
4.25%, 11/15/20(a)	5,000	5,150,500
4.88%, 10/15/19	85	87,406
		17,072,066
Electronics — 0.4%
Amphenol Corp., 2.20%, 04/01/20(a)	4,430	4,371,435
Corning Inc., 4.25%, 08/15/20(a)	5,000	5,111,800
Flex Ltd., 4.63%, 02/15/20	5,000	5,091,500
Honeywell International Inc.
1.40%, 10/30/19(a)	21,200	20,855,712
1.80%, 10/30/19	3,310	3,275,245
		38,705,692
Engineering & Construction — 0.0%
ABB Treasury Center USA Inc., 4.00%, 06/15/21(b)	5,000	5,130,650
Environmental Control — 0.2%
Republic Services Inc.
5.00%, 03/01/20	5,170	5,345,935
5.50%, 09/15/19	9,878	10,195,084
Waste Management Inc., 4.75%, 06/30/20(a)	9,633	9,990,095
		25,531,114
Food — 1.6%
Campbell Soup Co., 3.30%, 03/15/21	8,625	8,592,656
General Mills Inc.
2.20%, 10/21/19	8,555	8,470,733
3.20%, 04/16/21	7,090	7,082,697
Hershey Co. (The)
2.90%, 05/15/20	2,985	2,991,179
3.10%, 05/15/21	7,500	7,539,150
JM Smucker Co. (The), 2.50%, 03/15/20	14,100	13,972,677
Security	Par(000)	Value
Food (continued)
Kellogg Co.
3.25%, 05/14/21	$ 11,495	$ 11,525,002
4.00%, 12/15/20(a)	7,000	7,161,210
4.15%, 11/15/19	6,162	6,268,911
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)(a)	21,855	21,727,148
5.38%, 02/10/20	10,989	11,419,110
Kroger Co. (The)
1.50%, 09/30/19	5,280	5,180,261
3.30%, 01/15/21 (Call 12/15/20)	5,225	5,240,518
6.15%, 01/15/20	7,560	7,932,784
Mondelez International Inc.
3.00%, 05/07/20	12,500	12,510,500
5.38%, 02/10/20(a)	6,000	6,229,140
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)(a)	7,000	6,862,380
2.60%, 10/01/20 (Call 09/01/20)(a)	15,815	15,697,653
Tyson Foods Inc., 2.65%, 08/15/19 (Call 07/15/19)	6,462	6,449,528
		172,853,237
Gas — 0.1%
Dominion Energy Gas Holdings LLC, 2.50%, 12/15/19 (Call 11/15/19)(a)	10,875	10,793,111
Health Care - Products — 1.4%
Abbott Laboratories
2.00%, 03/15/20(a)	10,532	10,370,966
2.35%, 11/22/19	20,454	20,315,526
2.80%, 09/15/20 (Call 08/15/20)(a)	4,900	4,870,502
Becton Dickinson and Co.
2.40%, 06/05/20(a)	4,250	4,181,065
2.68%, 12/15/19(a)	9,314	9,266,033
3.25%, 11/12/20(a)	3,363	3,352,440
Boston Scientific Corp.
2.85%, 05/15/20(a)	15,000	14,905,200
6.00%, 01/15/20	8,118	8,474,705
Danaher Corp., 2.40%, 09/15/20 (Call 08/15/20)(a)	1,900	1,884,116
Medtronic Inc., 2.50%, 03/15/20(a)	40,932	40,742,076
Stryker Corp., 2.63%, 03/15/21 (Call 02/15/21)(a)	5,250	5,192,723
Thermo Fisher Scientific Inc., 4.50%, 03/01/21(a)	5,500	5,700,475
Zimmer Biomet Holdings Inc., 2.70%, 04/01/20 (Call 03/01/20)	25,336	25,152,567
		154,408,394
Health Care - Services — 0.7%
Anthem Inc.
2.25%, 08/15/19	3,533	3,505,831
2.50%, 11/21/20(a)	9,895	9,746,575
4.35%, 08/15/20(a)	2,475	2,538,484
Humana Inc.
2.50%, 12/15/20(a)	3,539	3,476,678
2.63%, 10/01/19(a)	4,407	4,386,596
Laboratory Corp. of America Holdings, 2.63%, 02/01/20(a)	1,680	1,670,071
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)(a)	4,701	4,657,328
4.70%, 04/01/21	7,304	7,565,702
4.75%, 01/30/20	7,184	7,380,985

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
1.95%, 10/15/20(a)	$ 5,125	$ 5,019,989
2.30%, 12/15/19(a)	11,900	11,827,053
2.70%, 07/15/20(a)	12,135	12,100,294
		73,875,586
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)(a)	2,575	2,527,955
3.88%, 01/15/20 (Call 12/15/19)	600	603,558
FS Investment Corp.
4.00%, 07/15/19	5,000	5,006,950
4.25%, 01/15/20 (Call 12/15/19)	800	802,688
Prospect Capital Corp., 5.00%, 07/15/19	3,160	3,204,335
		12,145,486
Home Builders — 0.1%
DR Horton Inc.
2.55%, 12/01/20(a)	7,559	7,428,381
4.00%, 02/15/20(a)	1,665	1,689,292
		9,117,673
Home Furnishings — 0.0%
Whirlpool Corp., 4.85%, 06/15/21	1,663	1,733,495
Housewares — 0.0%
Newell Brands Inc., 4.70%, 08/15/20	3,870	3,972,981
Insurance — 0.8%
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	12,337	12,264,458
3.30%, 03/01/21 (Call 02/01/21)(a)	11,120	11,129,563
6.40%, 12/15/20(a)	5,000	5,386,350
AXIS Specialty Finance LLC, 5.88%, 06/01/20	5,000	5,239,650
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	4,785	4,716,862
2.90%, 10/15/20	1,000	1,006,440
Berkshire Hathaway Inc.
2.10%, 08/14/19	5,091	5,067,378
2.20%, 03/15/21 (Call 02/15/21)	1,375	1,357,689
Lincoln National Corp., 6.25%, 02/15/20	1,410	1,479,189
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	3,921	3,896,258
2.35%, 03/06/20 (Call 02/06/20)	4,850	4,793,643
MetLife Inc., 4.75%, 02/08/21(a)	13,696	14,237,677
Protective Life Corp., 7.38%, 10/15/19(a)	2,250	2,380,050
Prudential Financial Inc.
2.35%, 08/15/19	3,707	3,688,465
5.38%, 06/21/20(a)	5,065	5,299,357
Travelers Companies Inc. (The), 3.90%, 11/01/20	3,480	3,555,342
WR Berkley Corp., 5.38%, 09/15/20	1,000	1,045,840
		86,544,211
Internet — 0.6%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (Call 10/28/19)(a)	21,000	20,873,370
Amazon.com Inc.
1.90%, 08/21/20(a)(b)	12,130	11,896,740
2.60%, 12/05/19 (Call 11/05/19)(a)	11,425	11,439,053
Baidu Inc., 3.00%, 06/30/20	5,000	4,968,000
Security	Par(000)	Value
Internet (continued)
eBay Inc.
2.15%, 06/05/20(a)	$ 2,395	$ 2,351,411
2.20%, 08/01/19 (Call 07/01/19)	17,470	17,344,041
		68,872,615
Leisure Time — 0.0%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/20	2,350	2,310,896
Machinery — 1.1%
ABB Finance USA Inc., 2.80%, 04/03/20	7,170	7,171,075
Caterpillar Financial Services Corp.
1.85%, 09/04/20(a)	7,970	7,784,937
2.00%, 11/29/19	7,500	7,426,950
2.10%, 01/10/20(a)	11,100	10,992,330
2.25%, 12/01/19(a)	5,500	5,460,840
2.90%, 03/15/21(a)	10,675	10,638,918
2.95%, 05/15/20	12,700	12,709,525
CNH Industrial Capital LLC, 4.88%, 04/01/21	2,500	2,580,025
John Deere Capital Corp.
1.25%, 10/09/19	11,880	11,651,666
1.70%, 01/15/20	586	576,097
1.95%, 06/22/20	9,680	9,511,858
2.20%, 03/13/20	6,290	6,223,641
2.30%, 09/16/19(a)	4,252	4,233,589
2.35%, 01/08/21(a)	6,490	6,399,984
2.38%, 07/14/20(a)	10,000	9,897,300
2.88%, 03/12/21(a)	5,000	4,986,100
Roper Technologies Inc., 6.25%, 09/01/19(a)	2,960	3,079,525
		121,324,360
Manufacturing — 0.7%
3M Co., 2.00%, 08/07/20(a)	10,000	9,861,500
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)(a)	1,125	1,114,436
5.30%, 02/11/21(a)	15,450	16,219,719
5.50%, 01/08/20(a)	11,392	11,844,604
6.00%, 08/07/19	11,079	11,500,667
Ingersoll-Rand Global Holding Co. Ltd., 2.90%, 02/21/21	17,500	17,392,375
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	6,040	5,993,311
Pall Corp., 5.00%, 06/15/20	3,000	3,125,280
		77,051,892
Media — 1.9%
21st Century Fox America Inc., 4.50%, 02/15/21	5,500	5,690,630
CBS Corp., 4.30%, 02/15/21 (Call 11/15/20)	5,000	5,123,850
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.58%, 07/23/20 (Call 06/23/20)(a)	13,564	13,589,636
Comcast Corp.
5.15%, 03/01/20(a)	20,003	20,740,911
5.70%, 07/01/19	12,680	13,084,111
Discovery Communications LLC
2.20%, 09/20/19	1,660	1,644,313
2.75%, 11/15/19 (Call 10/15/19)(a)(b)	12,250	12,190,710
5.05%, 06/01/20	5,500	5,695,965
NBCUniversal Media LLC
4.38%, 04/01/21	19,865	20,510,414
5.15%, 04/30/20(a)	24,048	24,994,289
Thomson Reuters Corp., 4.70%, 10/15/19(a)	2,475	2,530,910
Time Warner Cable LLC, 5.00%, 02/01/20(a)	13,600	13,946,664

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media (continued)
Time Warner Inc.
4.75%, 03/29/21(a)	$ 7,488	$ 7,780,781
4.88%, 03/15/20(a)	25,204	26,022,626
Viacom Inc., 4.50%, 03/01/21(a)	5,000	5,116,550
Walt Disney Co. (The)
0.88%, 07/12/19	5,760	5,658,566
1.80%, 06/05/20(a)	8,400	8,238,804
1.95%, 03/04/20(a)	8,310	8,208,452
2.15%, 09/17/20	2,410	2,373,778
		203,141,960
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 2.25%, 06/15/20 (Call 05/15/20)(a)	6,367	6,301,484
Mining — 0.0%
Newmont Mining Corp., 5.13%, 10/01/19	479	491,885
Southern Copper Corp., 5.38%, 04/16/20(a)	4,275	4,451,857
		4,943,742
Office & Business Equipment — 0.1%
Xerox Corp.
2.80%, 05/15/20(a)	4,620	4,561,742
5.63%, 12/15/19	5,500	5,687,330
		10,249,072
Oil & Gas — 3.9%
BP Capital Markets PLC
1.77%, 09/19/19(a)	2,890	2,856,967
2.32%, 02/13/20	25,492	25,276,593
2.52%, 01/15/20(a)	16,737	16,671,558
4.50%, 10/01/20(a)	21,713	22,488,154
4.74%, 03/11/21(a)	3,506	3,671,343
Cenovus Energy Inc., 5.70%, 10/15/19	12,520	12,883,706
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)(a)	24,136	23,849,988
1.99%, 03/03/20(a)	10,048	9,933,654
2.19%, 11/15/19 (Call 10/15/19)(a)	3,475	3,453,038
2.42%, 11/17/20 (Call 10/17/20)(a)	13,850	13,731,583
2.43%, 06/24/20 (Call 05/24/20)(a)	11,504	11,434,746
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20(a)	10,275	10,153,344
Ecopetrol SA, 7.63%, 07/23/19	16,825	17,570,684
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)(a)	1,492	1,503,682
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)(a)	11,865	11,759,164
4.10%, 02/01/21(a)	4,900	5,015,493
4.40%, 06/01/20	10,000	10,258,300
Equinor ASA
2.25%, 11/08/19	7,495	7,452,803
2.90%, 11/08/20	10,000	10,023,100
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)(a)	15,890	15,702,339
2.22%, 03/01/21 (Call 02/01/21)	10,475	10,318,608
Husky Energy Inc., 7.25%, 12/15/19(a)	9,453	10,032,374
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	6,557	6,592,277
5.13%, 03/01/21	7,526	7,884,689
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/21 (Call 11/01/20)(a)	5,200	5,342,428
Security	Par(000)	Value
Oil & Gas (continued)
Petroleos Mexicanos
5.50%, 01/21/21	$ 15,325	$ 15,752,721
6.00%, 03/05/20(a)	2,482	2,572,866
6.38%, 02/04/21(a)	10,000	10,460,000
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	525	528,140
7.50%, 01/15/20	530	566,369
Shell International Finance BV
1.38%, 09/12/19(a)	7,560	7,444,105
2.13%, 05/11/20(a)	21,527	21,280,085
2.25%, 11/10/20(a)	1,933	1,908,432
4.30%, 09/22/19(a)	18,018	18,421,063
4.38%, 03/25/20(a)	17,733	18,229,347
Total Capital International SA, 2.75%, 06/19/21(a)	5,000	4,971,350
Total Capital SA
4.13%, 01/28/21	8,817	9,077,454
4.45%, 06/24/20	21,529	22,223,741
Valero Energy Corp., 6.13%, 02/01/20	11,960	12,536,711
		421,832,999
Packaging & Containers — 0.1%
Packaging Corp. of America, 2.45%, 12/15/20	4,834	4,749,163
WestRock RKT Co., 3.50%, 03/01/20(a)	11,287	11,338,243
		16,087,406
Pharmaceuticals — 3.7%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	23,174	22,601,834
2.50%, 05/14/20 (Call 04/14/20)(a)	47,452	47,017,814
Allergan Funding SCS, 3.00%, 03/12/20 (Call 02/12/20)	39,051	38,855,745
AstraZeneca PLC
1.95%, 09/18/19(a)	14,081	13,934,558
2.38%, 11/16/20(a)	22,352	21,998,838
Cardinal Health Inc.
2.40%, 11/15/19(a)	10,915	10,814,145
4.63%, 12/15/20(a)	2,710	2,796,286
CVS Health Corp.
2.25%, 08/12/19 (Call 07/12/19)	13,989	13,890,657
2.80%, 07/20/20 (Call 06/20/20)(a)	50,590	50,251,553
3.13%, 03/09/20	10,000	10,011,100
3.35%, 03/09/21(a)	10,240	10,263,757
Express Scripts Holding Co., 2.60%, 11/30/20(a)	10,000	9,821,900
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21(a)	15,200	15,257,456
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)(a)	5,250	5,105,993
1.88%, 12/05/19(a)	3,750	3,716,850
1.95%, 11/10/20	5,350	5,266,914
Mead Johnson Nutrition Co., 4.90%, 11/01/19	11,345	11,665,837
Medco Health Solutions Inc., 4.13%, 09/15/20(a)	1,890	1,922,905
Merck & Co. Inc., 1.85%, 02/10/20	23,448	23,162,403
Mylan NV
2.50%, 06/07/19(a)	3,084	3,064,787
3.75%, 12/15/20 (Call 11/15/20)(a)	7,048	7,089,090
Novartis Capital Corp.
1.80%, 02/14/20(a)	15,220	15,003,572
4.40%, 04/24/20(a)	4,617	4,756,710
Pfizer Inc., 1.70%, 12/15/19(a)	14,774	14,580,165
Sanofi, 4.00%, 03/29/21(a)	10,200	10,514,976
Shire Acquisitions Investments Ireland DAC, 1.90%, 09/23/19(a)	29,180	28,769,146
		402,134,991

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines — 1.6%
Boardwalk Pipelines LP, 5.75%, 09/15/19	$ 1,563	$ 1,609,421
Buckeye Partners LP, 4.88%, 02/01/21 (Call 11/01/20)	700	715,673
Columbia Pipeline Group Inc., 3.30%, 06/01/20 (Call 05/01/20)	5,266	5,258,628
Enbridge Energy Partners LP
4.38%, 10/15/20 (Call 09/15/20)	10,734	10,948,680
5.20%, 03/15/20	6,050	6,240,151
Energy Transfer Partners LP, 4.15%, 10/01/20 (Call 08/01/20)	8,172	8,303,978
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.75%, 09/01/20 (Call 06/01/20)	4,575	4,773,555
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	9,637	9,597,296
2.80%, 02/15/21(a)	7,400	7,328,886
5.20%, 09/01/20(a)	14,383	15,066,336
5.25%, 01/31/20	8,802	9,120,984
Kinder Morgan Energy Partners LP
6.50%, 04/01/20	3,580	3,780,015
6.85%, 02/15/20	15,519	16,426,551
Kinder Morgan Inc./DE, 3.05%, 12/01/19 (Call 11/01/19)	19,945	19,956,568
Magellan Midstream Partners LP, 6.55%, 07/15/19	6,304	6,540,652
ONEOK Partners LP, 3.80%, 03/15/20 (Call 02/15/20)	1,000	1,008,040
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	1,995	1,978,980
5.75%, 01/15/20(a)	1,425	1,478,965
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21 (Call 11/01/20)	5,775	6,059,823
TransCanada PipeLines Ltd.
2.13%, 11/15/19	11,725	11,590,397
3.80%, 10/01/20(a)	12,240	12,421,642
Williams Partners LP, 5.25%, 03/15/20	18,948	19,601,706
		179,806,927
Real Estate Investment Trusts — 0.5%
American Tower Corp., 2.80%, 06/01/20 (Call 05/01/20)(a)	13,345	13,240,909
Boston Properties LP, 5.88%, 10/15/19 (Call 07/17/19)	2,059	2,128,244
Crown Castle International Corp., 3.40%, 02/15/21 (Call 01/15/21)(a)	5,100	5,105,661
Digital Realty Trust LP
5.25%, 03/15/21 (Call 12/15/20)	6,205	6,500,048
5.88%, 02/01/20 (Call 11/03/19)	7,345	7,622,347
ERP Operating LP, 2.38%, 07/01/19 (Call 06/01/19)	2,811	2,794,837
Hospitality Properties Trust, 4.25%, 02/15/21 (Call 11/15/20)	4,605	4,667,858
Kimco Realty Corp., 6.88%, 10/01/19	3,769	3,950,402
Simon Property Group LP, 4.38%, 03/01/21 (Call 12/01/20)(a)	5,000	5,153,950
VEREIT Operating Partnership LP, 4.13%, 06/01/21 (Call 05/01/21)	2,500	2,540,550
Weyerhaeuser Co., 7.38%, 10/01/19	1,550	1,637,250
		55,342,056
Retail — 1.5%
AutoNation Inc., 5.50%, 02/01/20	2,075	2,146,629
AutoZone Inc., 4.00%, 11/15/20 (Call 08/15/20)	4,500	4,586,490
Costco Wholesale Corp.
1.70%, 12/15/19(a)	10,839	10,693,541
1.75%, 02/15/20	4,199	4,134,125
Security	Par(000)	Value
Retail (continued)
Home Depot Inc. (The)
1.80%, 06/05/20	$ 11,150	$ 10,966,917
2.00%, 04/01/21 (Call 03/01/21)(a)	17,135	16,765,055
4.40%, 04/01/21 (Call 01/01/21)(a)	11,977	12,415,238
McDonald's Corp.
2.20%, 05/26/20 (Call 04/26/20)(a)	8,650	8,548,017
2.75%, 12/09/20 (Call 11/09/20)(a)	10,532	10,509,672
3.50%, 07/15/20(a)	10,325	10,465,110
Starbucks Corp., 2.20%, 11/22/20	6,005	5,911,983
Target Corp., 3.88%, 07/15/20(a)	14,548	14,889,733
Walgreens Boots Alliance Inc., 2.70%, 11/18/19 (Call 10/18/19)(a)	16,125	16,108,069
Walmart Inc.
1.75%, 10/09/19	8,125	8,046,594
1.90%, 12/15/20(a)	10,175	9,993,681
3.63%, 07/08/20	13,856	14,141,572
		160,322,426
Semiconductors — 1.3%
Analog Devices Inc.
2.85%, 03/12/20	1,725	1,721,308
2.95%, 01/12/21(a)	14,245	14,194,288
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)(a)	5,000	4,966,150
4.30%, 06/15/21(a)	8,000	8,291,680
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21(a)	5,000	4,847,250
2.38%, 01/15/20	39,615	39,141,997
Intel Corp.
1.85%, 05/11/20(a)	4,450	4,388,590
2.45%, 07/29/20	15,521	15,441,688
Lam Research Corp., 2.75%, 03/15/20 (Call 02/15/20)	650	647,686
QUALCOMM Inc.
2.10%, 05/20/20(a)	25,565	25,540,969
2.25%, 05/20/20(a)	15,229	15,011,682
Texas Instruments Inc.
1.65%, 08/03/19	7,699	7,619,392
1.75%, 05/01/20 (Call 04/01/20)(a)	3,116	3,058,977
		144,871,657
Software — 1.6%
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)(a)	1,470	1,469,794
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	1,725	1,727,915
5.38%, 12/01/19	100	103,384
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)(a)	5,700	5,780,541
Fidelity National Information Services Inc., 3.63%, 10/15/20 (Call 09/15/20)(a)	16,045	16,235,615
Fiserv Inc., 2.70%, 06/01/20 (Call 05/01/20)(a)	8,490	8,437,702
Microsoft Corp.
1.10%, 08/08/19(a)	22,536	22,182,635
1.85%, 02/06/20(a)	17,795	17,595,874
1.85%, 02/12/20 (Call 01/12/20)	15,865	15,687,471
2.00%, 11/03/20 (Call 10/03/20)(a)	11,730	11,552,642
3.00%, 10/01/20(a)	12,842	12,948,075
Oracle Corp.
2.25%, 10/08/19(a)	35,186	35,052,997
3.88%, 07/15/20(a)	10,301	10,564,294
5.00%, 07/08/19	10,208	10,484,126
VMware Inc., 2.30%, 08/21/20	9,099	8,888,722
		178,711,787

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Telecommunications — 3.1%
America Movil SAB de CV
5.00%, 10/16/19	$ 1,100	$ 1,129,568
5.00%, 03/30/20(a)	30,195	31,137,990
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	37,026	36,576,875
2.80%, 02/17/21 (Call 01/17/21)(a)	8,400	8,301,720
5.00%, 03/01/21	15,300	15,982,227
5.20%, 03/15/20(a)	10,490	10,880,228
5.88%, 10/01/19(a)	8,995	9,346,794
Cisco Systems Inc.
1.40%, 09/20/19(a)	10,495	10,332,852
2.20%, 02/28/21(a)	20,425	20,087,375
2.45%, 06/15/20(a)	20,082	19,995,045
4.45%, 01/15/20(a)	32,808	33,760,416
Deutsche Telekom International Finance BV
2.23%, 01/17/20(a)(b)	6,000	5,921,520
6.00%, 07/08/19	2,176	2,250,854
Juniper Networks Inc., 3.30%, 06/15/20 (Call 05/15/20)	5,475	5,463,010
Orange SA
1.63%, 11/03/19(a)	22,925	22,519,457
5.38%, 07/08/19(a)	14,780	15,195,614
Telefonica Emisiones SAU
5.13%, 04/27/20	18,118	18,801,048
5.46%, 02/16/21	18,325	19,355,598
5.88%, 07/15/19	1,850	1,910,365
Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	2,200	2,278,650
Verizon Communications Inc.
1.38%, 08/15/19(a)	5,085	5,005,420
2.63%, 02/21/20(a)	11,825	11,771,551
3.45%, 03/15/21(a)	5,758	5,814,486
4.60%, 04/01/21(a)	19,492	20,271,680
		334,090,343
Transportation — 0.9%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	6,262	6,418,926
Canadian National Railway Co.
2.40%, 02/03/20(a)	11,600	11,530,168
2.85%, 12/15/21 (Call 09/15/21)	5,000	4,962,850
FedEx Corp., 2.30%, 02/01/20(a)	7,494	7,425,430
Norfolk Southern Railway Co., 9.75%, 06/15/20(a)	17,425	19,701,576
Ryder System Inc.
2.45%, 11/15/18 (Call 10/15/18)(a)	250	249,740
2.45%, 09/03/19 (Call 08/03/19)	5,212	5,176,975
2.65%, 03/02/20 (Call 02/02/20)	5,150	5,114,517
2.88%, 09/01/20 (Call 08/01/20)(a)	4,136	4,107,296
Union Pacific Corp., 2.25%, 06/19/20 (Call 05/19/20)(a)	3,500	3,462,410
United Parcel Service Inc., 3.13%, 01/15/21(a)	6,191	6,243,004
United Parcel Service of America Inc., 8.38%, 04/01/20	17,865	19,606,480
		93,999,372
Total Corporate Bonds & Notes — 82.9% (Cost: $9,143,981,074)		9,032,967,065
Foreign Government Obligations(g)
Canada — 1.6%
Export Development Canada
1.00%, 09/13/19	23,535	23,110,899
1.63%, 01/17/20	19,540	19,263,509
1.63%, 06/01/20(a)	5,000	4,905,100
1.75%, 08/19/19	3,185	3,158,724
Security	Par(000)	Value
Canada (continued)
1.75%, 07/21/20(a)	$ 10,435	$ 10,253,014
Province of Alberta Canada, 1.90%, 12/06/19(a)	22,520	22,284,891
Province of Ontario Canada
1.65%, 09/27/19	1,100	1,087,185
1.88%, 05/21/20(a)	15,050	14,803,782
2.55%, 02/12/21(a)	40,100	39,783,611
4.00%, 10/07/19	9,075	9,244,703
4.40%, 04/14/20	20,000	20,618,800
Province of Quebec Canada, 3.50%, 07/29/20	10,350	10,520,464
		179,034,682
Colombia — 0.1%
Colombia Government International Bond, 11.75%, 02/25/20	8,600	9,801,678
Germany — 0.4%
FMS Wertmanagement
1.00%, 08/16/19	12,370	12,155,752
1.75%, 01/24/20	11,150	11,004,938
1.75%, 03/17/20(a)	15,600	15,369,432
		38,530,122
Hungary — 0.1%
Hungary Government International Bond, 6.25%, 01/29/20	15,750	16,482,532
Japan — 0.8%
Japan Bank for International Cooperation
1.50%, 07/21/21	15,200	14,518,432
2.13%, 06/01/20	10,400	10,261,992
2.13%, 07/21/20	20,200	19,903,262
2.13%, 11/16/20	25,000	24,547,500
2.25%, 02/24/20	12,910	12,799,103
		82,030,289
Mexico — 0.2%
Mexico Government International Bond, 3.50%, 01/21/21	19,250	19,222,280
Panama — 0.1%
Panama Government International Bond, 5.20%, 01/30/20	10,350	10,715,045
Philippines — 0.1%
Philippine Government International Bond, 6.50%, 01/20/20	10,320	10,890,593
Poland — 0.1%
Republic of Poland Government International Bond, 6.38%, 07/15/19	13,300	13,824,153
South Korea — 0.4%
Export-Import Bank of Korea
1.50%, 10/21/19	5,000	4,897,000
2.13%, 01/25/20(a)	1,180	1,160,908
2.25%, 01/21/20	10,000	9,861,600
4.00%, 01/29/21	10,000	10,162,900
5.13%, 06/29/20	15,525	16,109,516
		42,191,924
Supranational — 10.8%
African Development Bank
1.13%, 09/20/19	8,355	8,214,051
1.38%, 02/12/20	1,975	1,937,337
1.88%, 03/16/20	28,650	28,314,795

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Supranational (continued)
Asian Development Bank
1.38%, 03/23/20	$ 15,000	$ 14,694,600
1.50%, 01/22/20	23,300	22,922,773
1.63%, 05/05/20	40,180	39,475,243
1.63%, 08/26/20(a)	10,950	10,720,050
1.75%, 01/10/20	38,675	38,213,607
2.25%, 01/20/21	35,855	35,469,200
Council of Europe Development Bank
1.63%, 03/10/20	15,000	14,756,100
1.88%, 01/27/20	17,205	17,020,218
European Bank for Reconstruction & Development
0.88%, 07/22/19	38,110	37,441,932
1.13%, 08/24/20	8,540	8,264,073
1.50%, 03/16/20	10,000	9,817,200
1.63%, 05/05/20	975	957,811
1.75%, 11/26/19	2,000	1,978,820
2.00%, 02/01/21	10,000	9,821,400
European Investment Bank
1.13%, 08/15/19	17,675	17,402,451
1.25%, 12/16/19(a)	51,510	50,542,642
1.38%, 06/15/20(a)	53,360	52,071,356
1.63%, 03/16/20	37,875	37,265,591
1.63%, 08/14/20	20,515	20,079,056
1.63%, 12/15/20(a)	45,000	43,846,200
1.75%, 05/15/20(a)	34,200	33,655,878
2.00%, 03/15/21	15,500	15,201,005
2.88%, 09/15/20(a)	35,000	35,176,050
4.00%, 02/16/21	15,150	15,654,495
Inter-American Development Bank
1.13%, 09/12/19	1,400	1,376,774
1.38%, 07/15/20(a)	10,600	10,337,968
1.63%, 05/12/20	47,285	46,450,893
1.75%, 10/15/19	9,425	9,337,913
1.88%, 06/16/20	35,600	35,102,312
1.88%, 03/15/21(a)	16,125	15,778,958
2.13%, 11/09/20	25,000	24,697,250
3.88%, 09/17/19	1,300	1,323,413
3.88%, 02/14/20	1,970	2,013,892
Series GDP, 1.25%, 10/15/19	22,440	22,080,062
International Bank for Reconstruction & Development
0.88%, 08/15/19(a)	25,050	24,595,843
1.13%, 11/27/19	28,305	27,747,391
1.25%, 07/26/19(a)	27,355	27,000,753
1.38%, 03/30/20	44,575	43,665,670
1.63%, 09/04/20(a)	77,210	75,583,185
1.63%, 03/09/21(a)	15,050	14,634,470
1.88%, 10/07/19	25,930	25,733,969
1.88%, 04/21/20	51,580	50,961,040
2.13%, 11/01/20	15,000	14,824,500
International Finance Corp.
1.63%, 07/16/20	20,900	20,487,643
1.75%, 09/16/19	21,100	20,918,751
Security	Par/Shares (000)	Value
Supranational (continued)
1.75%, 03/30/20	$ 11,300	$ 11,139,766
2.25%, 01/25/21	15,005	14,853,299
Nordic Investment Bank
1.63%, 11/20/20	11,000	10,732,040
2.25%, 02/01/21	10,250	10,136,738
		1,182,428,427
Sweden — 0.4%
Svensk Exportkredit AB
1.13%, 08/28/19	17,100	16,813,917
1.75%, 05/18/20	14,705	14,454,868
1.75%, 08/28/20	11,250	11,014,425
		42,283,210
Total Foreign Government Obligations — 15.1% (Cost: $1,670,857,967)		1,647,434,935

Short-Term Investments
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(h)(i)	563,892	564,004,367
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(h)	126,294	126,294,045
		690,298,412
Total Short-Term Investments — 6.4% (Cost: $690,188,919)		690,298,412
Total Investments in Securities — 104.4% (Cost: $11,505,027,960)		11,370,700,412
Other Assets, Less Liabilities — (4.4)%		(475,148,472)
Net Assets — 100.0%		$ 10,895,551,940

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Investments are denominated in U.S. dollars.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® 1-3 Year Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	764,250	—	(200,358) (a)	563,892	$564,004,367	$ 672,005(b)	$ (22,918)	$ 76,338
BlackRock Cash Funds: Treasury, SL Agency Shares	84,450	41,844 (a)	—	126,294	126,294,045	333,308	—	—
PNC Bank N.A.
1.45%, 07/29/19	6,800	—	—	6,800	6,701,264	31,030	—	22,792
1.95%, 03/04/19	9,900	—	(9,900)	—	—	7,404	(74,516)	62,146
2.00%, 05/19/20	18,095	250	—	18,345	18,009,470	88,528	—	4,072
2.25%, 07/02/19	11,500	—	—	11,500	11,446,640	43,430	—	43,568
2.30%, 06/01/20	23,596	—	—	23,596	23,285,241	120,063	—	(24,735)
2.40%, 10/18/19	13,250	—	—	13,250	13,179,643	55,981	—	34,119
2.45%, 11/05/20	4,000	500	—	4,500	4,434,615	24,099	—	(4,762)
2.60%, 07/21/20	5,000	—	—	5,000	4,958,750	28,199	—	1,151
PNC Financial Services Group Inc. (The)
4.38%, 08/11/20	5,000	—	—	5,000	5,135,250	29,251	—	(7,613)
5.13%, 02/08/20	5,025	—	(825)	4,200	4,354,182	23,425	(15,440)	26,082
6.70%, 06/10/19	1,100	—	(1,100)	—	—	4,170	(15,286)	18,629
6.88%, 05/15/19	500	—	(500)	—	—	2,202	(3,585)	4,994
					$781,803,467	$1,463,095	$ (131,745)	$ 256,781

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$ 9,032,967,065	$ —	$ 9,032,967,065
Foreign Government Obligations	—	1,647,434,935	—	1,647,434,935
Money Market Funds	690,298,412	—	—	690,298,412
	$ 690,298,412	$10,680,402,000	$ —	$ 11,370,700,412

iShares® 1-3 Year Treasury Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Obligations
U.S. Government Obligations — 96.0%
U.S. Treasury Note/Bond
0.75%, 07/15/19	$ 294,630	$ 289,589,063
0.75%, 08/15/19	5,405	5,304,629
0.88%, 09/15/19	4,765	4,676,773
1.00%, 09/30/19	2,202	2,163,809
1.00%, 10/15/19	183,135	179,801,372
1.00%, 11/15/19	112,797	110,624,777
1.13%, 03/31/20	6,762	6,608,006
1.13%, 04/30/20	82,462	80,490,643
1.13%, 02/28/21	153,951	148,286,083
1.13%, 08/31/21	17,990	17,180,450
1.25%, 03/31/19	15,641	15,515,750
1.25%, 04/30/19	58,626	58,092,412
1.25%, 06/30/19	30,682	30,345,217
1.25%, 02/29/20	22,719	22,275,269
1.25%, 03/31/21	774,992	748,139,736
1.38%, 07/31/19	112,663	111,470,356
1.38%, 09/30/19	86,911	85,821,218
1.38%, 12/15/19	84,480	83,219,400
1.38%, 01/15/20	281,746	277,277,683
1.38%, 02/15/20	112,991	111,075,450
1.38%, 02/29/20	355,860	349,645,957
1.38%, 03/31/20	145,717	143,053,111
1.38%, 04/30/20	488,357	478,952,314
1.38%, 05/31/20	421,582	413,002,149
1.38%, 08/31/20	6,954	6,789,386
1.38%, 09/30/20	28,930	28,219,181
1.38%, 10/31/20	2,716	2,645,766
1.38%, 01/31/21	146,086	141,840,376
1.38%, 04/30/21	455,288	440,544,495
1.50%, 05/31/19	337,342	334,799,155
1.50%, 11/30/19	60,481	59,706,087
1.50%, 04/15/20	2,123	2,087,838
1.50%, 05/15/20	234,269	230,205,897
1.50%, 05/31/20	537,171	527,560,678
1.50%, 06/15/20	313,192	307,503,162
1.50%, 07/15/20	256,026	251,095,500
1.63%, 03/31/19	10,966	10,910,313
1.63%, 04/30/19	14,656	14,572,415
1.63%, 06/30/19	117,552	116,720,871
1.63%, 07/31/19	309,722	307,290,199
1.63%, 08/31/19	162,065	160,653,261
1.63%, 12/31/19	293,992	290,604,201
1.63%, 03/15/20	108,670	107,205,502
Security	Par/Shares (000)	Value
U.S. Government Obligations (continued)
1.63%, 06/30/20	$ 608,084	$ 598,226,387
1.63%, 07/31/20	55,243	54,291,353
1.63%, 11/30/20	251,862	246,627,993
1.75%, 09/30/19	338,760	336,153,137
1.75%, 12/31/20	132,066	129,605,239
1.88%, 06/30/20	206,638	204,353,681
2.00%, 07/31/20	490,785	486,164,721
2.00%, 09/30/20	147,505	145,937,759
2.00%, 11/30/20	462,170	456,699,784
2.00%, 02/28/21	83,356	82,222,879
2.13%, 08/31/20	793,054	787,230,010
2.13%, 01/31/21	271,600	268,884,000
2.25%, 03/31/21	243,104	241,280,720
2.25%, 04/30/21	657,550	652,412,891
2.38%, 12/31/20	254,110	253,315,906
2.38%, 03/15/21	28,080	27,970,312
2.63%, 08/15/20	30,939	31,056,230
2.63%, 11/15/20	378,709	379,907,258
3.13%, 05/15/19	1,620	1,632,909
3.38%, 11/15/19	4,636	4,702,461
3.50%, 05/15/20	370,057	377,602,692
3.63%, 08/15/19	373,725	379,535,258
3.63%, 02/15/20	4,636	4,731,074
8.75%, 08/15/20	97,112	110,184,186
		13,374,294,750
Total U.S. Government Obligations — 96.0% (Cost: $13,488,065,133)		13,374,294,750

Short-Term Investments
Money Market Funds — 4.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	659,813	659,812,815
Total Short-Term Investments — 4.7% (Cost: $659,812,815)		659,812,815
Total Investments in Securities — 100.7% (Cost: $14,147,877,948)		14,034,107,565
Other Assets, Less Liabilities — (0.7)%		(93,239,440)
Net Assets — 100.0%		$ 13,940,868,125

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	60,794	599,019	659,813	$659,812,815	$511,705	$ —	$ —

iShares® 1-3 Year Treasury Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$ —	$13,374,294,750	$ —	$13,374,294,750
Money Market Funds	659,812,815	—	—	659,812,815
	$ 659,812,815	$13,374,294,750	$ —	$14,034,107,565

iShares® 3-7 Year Treasury Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Obligations
U.S. Government Obligations — 100.4%
U.S. Treasury Note/Bond
1.13%, 08/31/21	$ 400,005	$ 382,004,775
1.38%, 06/30/23	28,656	26,888,601
1.38%, 08/31/23	10,356	9,692,164
1.50%, 01/31/22	177,961	171,099,769
1.50%, 02/28/23	14,344	13,606,068
1.63%, 11/15/22	7,192	6,884,935
1.63%, 04/30/23	91,480	87,098,585
1.75%, 11/30/21	15,815	15,372,057
1.75%, 02/28/22	101,215	98,111,337
1.75%, 03/31/22	131,325	127,205,704
1.75%, 04/30/22	27,159	26,278,454
1.75%, 05/31/22	51,567	49,862,872
1.75%, 06/30/22	58,780	56,800,767
1.75%, 09/30/22	29,554	28,476,895
1.75%, 01/31/23	10,472	10,058,438
1.75%, 05/15/23	400,650	383,559,773
1.88%, 01/31/22	215,877	210,378,883
1.88%, 02/28/22	27,860	27,132,037
1.88%, 03/31/22	179,495	174,677,888
1.88%, 04/30/22	600,279	583,700,981
1.88%, 08/31/22	65,081	63,087,894
1.88%, 09/30/22	122,975	119,141,638
2.00%, 05/31/21	94,167	92,695,641
2.00%, 08/31/21	257,558	252,940,065
2.00%, 10/31/21	221,820	217,565,561
2.00%, 12/31/21	47,660	46,680,736
2.00%, 10/31/22	55,323	53,849,161
2.00%, 11/30/22	5,600	5,448,187
2.00%, 02/15/23	67,593	65,641,780
2.00%, 05/31/24	18,185	17,447,655
2.00%, 06/30/24	51,484	49,356,263
2.00%, 02/15/25	476,681	454,392,440
2.13%, 06/30/21	32,233	31,826,977
2.13%, 08/15/21	241,207	237,909,247
2.13%, 09/30/21	60,714	59,824,733
2.13%, 06/30/22	80,555	78,991,100
2.13%, 12/31/22	4,982	4,868,737
Security	Par/Shares (000)	Value
U.S. Government Obligations (continued)
2.13%, 11/30/23	$ 236,637	$ 229,713,520
2.13%, 02/29/24	142,872	138,368,377
2.13%, 03/31/24	23,221	22,471,760
2.13%, 07/31/24	24,000	23,064,375
2.13%, 09/30/24	24,000	23,028,750
2.13%, 05/15/25	291,447	279,493,121
2.25%, 04/30/21	329,737	327,160,930
2.25%, 07/31/21	101,473	100,505,835
2.25%, 12/31/23	93,083	90,879,550
2.25%, 01/31/24	23,902	23,320,322
2.25%, 11/15/24	353,072	342,521,217
2.38%, 08/15/24	517,843	506,899,522
2.50%, 05/15/24	385,088	380,169,102
2.63%, 02/28/23	3,205	3,200,994
2.75%, 11/15/23	93,842	94,113,262
2.75%, 02/15/24	566,058	567,185,695
2.75%, 02/28/25	7,231	7,225,351
7.13%, 02/15/23	11,647	13,938,997
		7,513,819,478
Total U.S. Government Obligations — 100.4% (Cost: $7,711,686,822)		7,513,819,478

Short-Term Investments
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	64,755	64,755,000
Total Short-Term Investments — 0.9% (Cost: $64,755,000)		64,755,000
Total Investments in Securities — 101.3% (Cost: $7,776,441,822)		7,578,574,478
Other Assets, Less Liabilities — (1.3)%		(98,864,859)
Net Assets — 100.0%		$ 7,479,709,619

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	44,585	20,170	64,755	$64,755,000	$79,584	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® 3-7 Year Treasury Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$ —	$7,513,819,478	$ —	$7,513,819,478
Money Market Funds	64,755,000	—	—	64,755,000
	$ 64,755,000	$7,513,819,478	$ —	$7,578,574,478

iShares® 7-10 Year Treasury Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Obligations
U.S. Government Obligations — 100.9%
U.S. Treasury Note/Bond
1.50%, 08/15/26	$ 249,457	$ 225,417,801
1.63%, 02/15/26	1,450,760	1,332,602,586
1.63%, 05/15/26	1,223,017	1,119,777,170
2.00%, 08/15/25	336,736	319,622,592
2.00%, 11/15/26	761,696	714,476,797
2.25%, 11/15/25	1,309,565	1,261,940,283
2.25%, 02/15/27	996,527	952,072,548
2.25%, 08/15/27	826,211	787,159,148
2.25%, 11/15/27	43,581	41,470,045
2.38%, 05/15/27	1,550,260	1,494,789,470
5.50%, 08/15/28	26,000	31,934,297
		8,281,262,737
Total U.S. Government Obligations — 100.9% (Cost: $8,622,075,076)		8,281,262,737
Security	Shares(000)	Value
Short-Term Investments
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	52,581	$ 52,581,312
Total Short-Term Investments — 0.7% (Cost: $52,581,312)		52,581,312
Total Investments in Securities — 101.6% (Cost: $8,674,656,388)		8,333,844,049
Other Assets, Less Liabilities — (1.6)%		(129,684,138)
Net Assets — 100.0%		$ 8,204,159,911

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,151	15,430	52,581	$52,581,312	$59,656	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$ —	$8,281,262,737	$ —	$8,281,262,737
Money Market Funds	52,581,312	—	—	52,581,312
	$ 52,581,312	$8,281,262,737	$ —	$8,333,844,049

iShares® 10-20 Year Treasury Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Obligations
U.S. Government Obligations — 97.6%
U.S. Treasury Note/Bond
2.25%, 02/15/27	$ 521	$ 498,141
2.38%, 05/15/27	20,472	19,739,872
4.25%, 05/15/39	4,689	5,665,081
4.38%, 02/15/38	64,715	79,030,666
4.38%, 11/15/39	11,534	14,192,227
4.50%, 02/15/36	85,608	104,929,625
5.00%, 05/15/37	56,298	73,673,017
5.25%, 11/15/28	28,546	34,767,892
5.25%, 02/15/29	31,533	38,524,579
5.38%, 02/15/31	48,708	61,779,249
5.50%, 08/15/28	973	1,201,978
6.13%, 08/15/29	49,481	65,011,068
6.25%, 05/15/30	49,251	66,172,218
		565,185,613
Total U.S. Government Obligations — 97.6% (Cost: $592,468,484)		565,185,613
Security	Shares(000)	Value
Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	4,813	$ 4,812,648
Total Short-Term Investments — 0.8% (Cost: $4,812,648)		4,812,648
Total Investments in Securities — 98.4% (Cost: $597,281,132)		569,998,261
Other Assets, Less Liabilities — 1.6%		9,055,229
Net Assets — 100.0%		$ 579,053,490

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	9,827	(5,014)	4,813	$4,812,648	$14,475	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$ —	$565,185,613	$ —	$565,185,613
Money Market Funds	4,812,648	—	—	4,812,648
	$ 4,812,648	$565,185,613	$ —	$569,998,261

iShares 20+ Year Treasury Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.8%
U.S. Treasury Note/Bond
2.50%, 02/15/45	$ 641,415	$ 584,740,424
2.50%, 02/15/46	513,913	467,099,192
2.50%, 05/15/46	428,748	389,423,406
2.75%, 08/15/42	220,050	211,789,626
2.75%, 11/15/42	209,853	201,868,844
2.88%, 05/15/43	430,430	422,897,966
2.88%, 08/15/45	356,990	349,919,728
2.88%, 11/15/46	312,980	306,292,888
3.00%, 11/15/44	278,742	279,907,055
3.00%, 05/15/45	28,402	28,516,073
3.00%, 11/15/45	512,523	514,324,836
3.00%, 02/15/47	302,523	303,480,301
3.00%, 05/15/47	225,500	226,081,166
3.13%, 11/15/41	5,183	5,327,355
3.13%, 02/15/43	201,489	206,904,222
3.13%, 08/15/44	439,288	451,025,329
3.38%, 05/15/44	139,578	149,604,931
3.63%, 08/15/43	221,978	247,513,695
3.75%, 08/15/41	7,645	8,664,007
3.75%, 11/15/43	100,227	114,046,908
3.88%, 08/15/40	205,805	237,126,179
4.25%, 05/15/39	82,461	99,626,538
4.25%, 11/15/40	260,443	316,153,264
4.38%, 02/15/38	22,312	27,247,170
Security	Par/Shares (000)	Value
U.S. Government Obligations (continued)
4.38%, 11/15/39	$ 91,590	$ 112,698,141
4.38%, 05/15/40	3,824	4,712,412
4.50%, 02/15/36	2,550	3,126,156
4.50%, 05/15/38	20,148	25,019,599
4.63%, 02/15/40	205,849	261,781,524
5.00%, 05/15/37	11,145	14,585,236
		6,571,504,171
Total U.S. Government Obligations — 98.8% (Cost: $7,047,049,782)		6,571,504,171

Short-Term Investments
Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	76,133	76,132,994
Total Short-Term Investments — 1.1% (Cost: $76,132,994)		76,132,994
Total Investments in Securities — 99.9% (Cost: $7,123,182,776)		6,647,637,165
Other Assets, Less Liabilities — 0.1%		5,771,125
Net Assets — 100.0%		$ 6,653,408,290

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	110,138	(34,005)	76,133	$76,132,994	$221,617	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$ —	$6,571,504,171	$ —	$6,571,504,171
Money Market Funds	76,132,994	—	—	76,132,994
	$ 76,132,994	$6,571,504,171	$ —	$6,647,637,165

iShares® Agency Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Foreign Government Obligations(a)
Iraq — 1.2%
Iraq Government AID Bond, 2.15%, 01/18/22	$ 5,250	$ 5,146,260
Isreal — 8.5%
Israel Government AID Bond
0.00%, 09/15/20(b)	4	3,741
5.50%, 09/18/23	31,596	35,488,628
		35,492,369
Tunisia — 0.9%
Tunisia Government AID Bond, 1.42%, 08/05/21	3,860	3,696,721
Ukraine — 0.3%
Ukraine Government AID Bond, 1.85%, 05/29/20	1,500	1,478,340
Total Foreign Government Obligations — 10.9% (Cost: $47,007,790)		45,813,690
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 87.3%
Fannie Mae Principal STRIPS, 0.00%, 03/23/28(b)	100	71,164
Federal Farm Credit Banks
2.35%, 02/12/21	800	795,240
2.38%, 03/27/20	800	798,440
2.50%, 04/09/26	4	3,855
2.54%, 04/05/21	29,000	28,950,700
3.35%, 03/23/33	100	98,482
3.39%, 03/20/34	100	98,718
5.13%, 07/09/29	267	303,814
5.41%, 04/17/36	250	311,817
Federal Home Loan Banks
0.88%, 08/05/19	2,000	1,965,580
1.38%, 11/15/19	995	980,961
1.50%, 10/21/19	910	899,153
1.75%, 06/12/20	2,000	1,972,080
1.80%, 08/28/20 (Call 08/28/18)	1,500	1,471,500
1.88%, 11/29/21	2,000	1,950,360
2.25%, 01/29/21 (Call 07/29/19)	700	691,915
2.30%, 01/26/21 (Call 07/26/18)	700	692,783
2.38%, 12/13/19	12,000	11,998,200
2.38%, 03/30/20	2,800	2,797,228
2.38%, 03/12/21	1,000	994,430
2.50%, 12/10/27	10,980	10,437,039
3.00%, 09/11/26	2,000	1,989,560
3.13%, 12/11/20	700	709,604
3.38%, 06/12/20	775	788,004
3.63%, 03/12/21	750	770,782
4.00%, 09/01/28	810	863,363
4.13%, 12/13/19	350	358,890
4.13%, 03/13/20	48,000	49,382,880
5.00%, 09/28/29	4,005	4,638,351
5.50%, 07/15/36	4,130	5,422,194
5.63%, 03/14/36	500	659,970
Federal Home Loan Mortgage Corp.
0.00%, 11/29/19(b)	4,477	4,305,665
1.13%, 08/12/21	3,190	3,045,174
1.38%, 08/15/19	14,955	14,784,214
1.38%, 04/20/20	1,500	1,470,600
1.50%, 01/17/20	500	492,525
1.63%, 09/29/20	1,000	980,170
Security	Par(000)	Value
U.S. Government Agency Obligations (continued)
1.80%, 04/13/20 (Call 07/13/18)	$ 665	$ 654,746
1.88%, 11/17/20	3,600	3,541,824
2.38%, 02/16/21	20,000	19,899,600
2.38%, 01/13/22	1,689	1,672,161
2.50%, 04/23/20	4,500	4,502,160
6.25%, 07/15/32	17	22,872
6.75%, 09/15/29	151	202,459
6.75%, 03/15/31	2,431	3,337,058
Federal National Mortgage Association
0.00%, 10/09/19(b)	52,249	50,556,132
1.00%, 10/24/19	7,082	6,948,575
1.25%, 08/17/21	6,009	5,757,163
1.38%, 02/26/21	1,600	1,550,944
1.50%, 06/22/20	500	490,345
1.63%, 01/21/20	5,391	5,324,205
1.75%, 11/26/19	1,000	990,310
1.88%, 04/05/22	85	82,549
1.88%, 09/24/26	500	457,615
2.00%, 10/05/22	1,600	1,553,744
2.20%, 01/27/21 (Call 07/27/18)	500	493,670
2.63%, 09/06/24	450	444,249
5.63%, 07/15/37	394	527,582
6.03%, 10/08/27	1,620	1,994,998
6.09%, 09/27/27	700	865,816
6.21%, 08/06/38	2,166	3,115,878
6.25%, 05/15/29	4,220	5,425,316
6.32%, 12/20/27	292	365,321
6.63%, 11/15/30	9,573	12,963,661
7.13%, 01/15/30	110	152,098
7.25%, 05/15/30	9,849	13,846,709
8.28%, 01/10/25	3	3,938
Financing Corp.
8.60%, 09/26/19	4,753	5,118,506
10.35%, 08/03/18	3,135	3,176,790
Series E, 9.65%, 11/02/18	380	391,446
Financing Corp. Principal STRIPS
0.00%, 08/03/18(b)	53	52,798
0.00%, 11/02/18(b)	287	284,443
0.00%, 12/27/18(b)	30	29,608
0.00%, 03/07/19(b)	4,105	4,035,215
0.00%, 09/26/19(b)	1,782	1,722,481
Navient Solutions Inc., 0.00%, 10/03/22(b)	5,797	5,032,434
NCUA Guaranteed Notes, Series A4, 3.00%, 06/12/19	504	507,331
Private Export Funding Corp.
Series HH, 1.45%, 08/15/19	1,513	1,492,953
Series KK, 3.55%, 01/15/24	5,045	5,198,570
Series Z, 4.38%, 03/15/19	475	481,721
Residual Funding Corp. Principal STRIPS
0.00%, 07/15/20(b)	9,091	8,598,359
0.00%, 10/15/20(b)	5,940	5,583,422
0.00%, 01/15/21(b)	3,595	3,355,573
Resolution Funding Corp., Series B, 9.38%, 10/15/20	1,000	1,151,350
Tennessee Valley Authority
2.25%, 03/15/20	5,345	5,325,330
2.88%, 09/15/24	6	5,988
5.25%, 09/15/39	2,000	2,558,040
5.88%, 04/01/36	3,540	4,708,483
Tennessee Valley Authority Principal Strip, 0.00%, 11/01/25(b)	200	157,992
		365,657,936

iShares® Agency Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par/Shares (000)	Value
U.S. Government Obligations — 1.2%
U.S. Treasury Note/Bond, 2.75%, 08/15/47	$ 5,080	$ 4,844,634
Total U.S. Government & Agency Obligations — 88.5% (Cost: $374,245,469)		370,502,570

Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	3,284	3,283,569
Total Short-Term Investments — 0.8% (Cost: $3,283,569)		3,283,569
Total Investments in Securities — 100.2% (Cost: $424,536,828)		419,599,829
Other Assets, Less Liabilities — (0.2)%		(1,010,628)
Net Assets — 100.0%		$ 418,589,201
(a)	Investments are denominated in U.S. dollars.
(b)	Zero-coupon bond.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	305	2,979	3,284	$3,283,569	$14,587	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$ —	$ 45,813,690	$ —	$ 45,813,690
U.S. Government & Agency Obligations	—	370,502,570	—	370,502,570
Money Market Funds	3,283,569	—	—	3,283,569
	$ 3,283,569	$416,316,260	$ —	$419,599,829
Portfolio Abbreviations - Fixed Income
STRIPS	Separate Trading of Registered Interest & Principal of Securities

iShares® California Muni Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Municipal Debt Obligations
California — 99.6%
Acalanes Union High School District GO
Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$ 200	$ 186,494
Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	2,580	404,157
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,239,460
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	683,058
Alameda County Transportation Commission RB, 4.00%, 03/01/22	535	578,806
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,000	637,680
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	934,700
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/35 (Call 10/01/21)	290	315,305
5.00%, 10/01/35 (PR 10/01/21)	210	232,449
5.00%, 10/01/41 (Call 10/01/21)	575	623,059
5.00%, 10/01/41 (PR 10/01/21)	425	470,433
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 04/01/20)(b)(c)	1,300	1,291,043
2.00%, 04/01/53 (Put 04/01/24)(b)(c)	1,500	1,465,140
2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,050	1,052,677
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	1,200	1,170,432
2.85%, 04/01/47 (Put 04/01/25)(b)(c)	750	769,680
2.95%, 04/01/47 (Put 04/01/26)(b)(c)	750	772,447
4.00%, 04/01/29 (Call 04/01/27)	500	551,550
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,296,264
4.00%, 04/01/37 (Call 04/01/27)	2,000	2,131,600
4.00%, 04/01/47 (Call 04/01/27)	2,000	2,101,660
4.00%, 04/01/49 (Call 04/01/27)	500	524,635
5.00%, 04/01/19	210	216,140
5.00%, 04/01/28	400	495,272
Series C, 1.88%, 04/01/47 (Put 04/01/19)(b)(c)	2,875	2,877,702
Series E, 2.00%, 04/01/34 (Put 04/01/21)(b)(c)	1,000	1,002,030
Series F-1, 5.00%, 04/01/21	205	223,874
Series F-1, 5.00%, 04/01/25 (PR 04/01/19)	380	391,176
Series F-1, 5.00%, 04/01/27 (Call 04/01/22)	1,000	1,113,040
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,200	1,331,892
Series F-1, 5.00%, 04/01/28 (PR 04/01/19)	375	386,029
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,350	1,492,087
Series F-1, 5.00%, 04/01/34 (PR 04/01/19)	1,695	1,744,850
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,150	3,477,190
Series F-1, 5.00%, 04/01/56 (Call 04/01/27)	1,405	1,600,365
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	1,000	1,030,430
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	1,140	1,175,853
Series F-1, 5.25%, 04/01/27 (PR 04/01/19)	120	123,774
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	500	517,255
Series F-2, 4.00%, 04/01/20	500	521,490
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	695	748,376
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	500	574,110
Series S-4, 5.00%, 04/01/38 (PR 04/01/23)	545	625,780
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	2,009,385
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	250	289,933
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	1,000	1,159,730
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	2,835	3,145,546
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	350	393,425
Security	Par(000)	Value
California (continued)
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	$ 1,000	$ 1,112,905
5.00%, 10/01/49 (Call 04/01/26)	250	286,320
5.25%, 04/01/40	175	233,676
Series T-1, 5.00%, 03/15/39	220	283,281
Series U-3, 5.00%, 06/01/43	1,640	2,155,354
Series U-5, 5.00%, 05/01/21	2,030	2,222,302
Series U-6, 5.00%, 05/01/45	2,010	2,668,114
Series U-7, 5.00%, 06/01/46	2,150	2,866,874
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/20	500	538,635
5.00%, 10/01/21	1,000	1,106,220
5.00%, 10/01/22	800	906,400
5.00%, 07/01/23 (ETM) (AGM)	250	288,633
5.00%, 10/01/28 (Call 04/01/28)	500	616,615
5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	990,363
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,683,593
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	909,386
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,180,320
Series A, 4.00%, 10/01/45 (Call 10/01/26)	500	525,280
Series A, 5.00%, 10/01/41 (Call 10/01/26)	700	821,002
California Municipal Finance Authority RB
5.00%, 06/01/42 (Call 06/01/27)	500	583,015
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,183,630
Series A, 1.04%, 08/01/28 (Put 06/07/18)(b)(c)	500	500,000
California State Public Works Board RB
6.00%, 11/01/34 (PR 11/01/19)	360	382,172
Series A, 5.00%, 12/01/19 (AMBAC)	140	144,260
Series A, 5.00%, 04/01/20	350	370,986
Series A, 5.00%, 04/01/24 (Call 04/01/22)	1,000	1,115,000
Series A, 5.00%, 04/01/26 (Call 04/01/22)	325	360,594
Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,250	1,453,037
Series A, 5.00%, 09/01/29 (Call 09/01/24)	300	345,705
Series A, 5.00%, 04/01/30 (Call 04/01/22)	1,500	1,653,225
Series A, 5.00%, 04/01/32 (Call 04/01/22)	405	445,589
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,145,480
Series A, 5.00%, 04/01/34 (Call 04/01/22)	510	558,950
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,136,180
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,000	1,093,300
Series A, 5.00%, 03/01/38 (Call 03/01/23)	695	768,607
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,275	1,436,109
Series A-1, 5.75%, 03/01/30 (PR 03/01/20)	375	401,816
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,255,820
Series C, 4.00%, 10/01/20	270	284,156
Series C, 5.00%, 06/01/19	3,925	4,058,921
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	384,771
Series D, 5.00%, 12/01/27 (Call 12/01/21)	975	1,072,822
Series D, 5.00%, 12/01/31 (Call 12/01/21)	1,000	1,095,370
Series E, 5.00%, 09/01/20	2,665	2,858,772
Series E, 5.00%, 10/01/26	1,000	1,199,280
Series E, 5.00%, 06/01/28 (Call 06/01/23)	895	1,010,598
Series E, 5.00%, 04/01/34 (PR 04/01/19)	370	380,726
Series F, 5.00%, 05/01/19	525	541,459
Series F, 5.00%, 09/01/20	375	402,266
Series F, 5.00%, 05/01/23	3,595	4,113,039
Series F, 5.00%, 05/01/26 (Call 05/01/25)	1,125	1,321,897
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	408,335
Series G, 5.00%, 01/01/21	1,360	1,471,153
Series G, 5.00%, 12/01/31 (PR 12/01/21)	500	555,705
Series G, 5.00%, 11/01/37 (Call 11/01/22)	1,000	1,106,360

iShares® California Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Series G-1, 5.00%, 10/01/21 (PR 10/01/19)	$ 100	$ 104,573
Series G-1, 5.13%, 10/01/22 (PR 10/01/19)	275	288,024
Series G-1, 5.25%, 10/01/23 (PR 10/01/19)	105	110,144
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	5,000	5,277,650
Series I, 5.00%, 11/01/23	475	548,749
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,000	2,240,680
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	780	829,959
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	180	192,677
Series A, 4.00%, 11/01/35 (Call 05/01/26)	670	711,506
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,594,739
Series A, 4.00%, 11/01/38 (Call 05/01/26)	210	221,802
Series A, 4.00%, 11/01/43 (Call 11/01/25)	200	210,070
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	978,880
Series A, 5.00%, 11/01/23	1,000	1,160,270
Series A, 5.00%, 11/01/24 (Call 11/01/21)	750	825,585
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,000	1,121,480
Series A, 5.00%, 11/01/27 (Call 11/01/24)	400	469,728
Series A, 5.00%, 11/01/29 (Call 11/01/24)	200	233,428
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,000	1,195,790
Series A, 5.00%, 11/01/30 (Call 11/01/25)	1,000	1,184,420
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	625,534
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	600,145
Series A, 5.00%, 11/01/32 (Call 05/01/26)	2,490	2,943,927
Series A, 5.00%, 11/01/33 (Call 07/02/18) (AGM)	25	25,071
Series A, 5.00%, 11/01/33 (Call 11/01/24)	1,000	1,156,780
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	588,485
Series A, 5.00%, 11/01/35 (Call 11/01/25)	1,325	1,551,628
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	532,629
Series A, 5.00%, 11/01/37 (Call 11/01/21)	2,410	2,613,018
Series A, 5.00%, 11/01/37 (Call 11/01/22)	325	359,710
Series A, 5.00%, 11/01/37 (Call 05/01/27)	1,555	1,833,765
Series A, 5.00%, 11/01/39 (Call 07/02/18) (AGM)	10	10,028
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	571,035
Series A, 5.00%, 11/01/43 (Call 11/01/25)	165	189,369
Series A, 5.00%, 11/01/44 (Call 11/01/24)	1,290	1,464,305
Series A, 5.00%, 11/01/45 (Call 05/01/26)	2,260	2,619,159
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,200	1,372,908
Series A, 5.00%, 11/01/47 (Call 05/01/27)	1,900	2,212,835
Series A, 5.25%, 11/01/34 (PR 05/01/19)	250	258,585
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	200	211,186
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	1,245	1,358,407
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	279,678
Centinela Valley Union High School District GO, Series B, 4.00%, 08/01/50 (Call 08/01/26) (AGM)	300	311,634
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	258,825
Series A, 5.00%, 08/01/39 (Call 08/01/24)	790	891,949
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,070,360
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,066,630
5.00%, 08/01/31 (Call 08/01/23)	300	341,211
Series A, 4.00%, 08/01/19	1,000	1,029,050
Series A, 4.00%, 08/01/20	500	525,240
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	1,049,250
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	522,580
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 04/01/19)	400	410,660
Security	Par(000)	Value
California (continued)
City & County of San Francisco CA GO
Series C, 5.00%, 06/15/19	$ 2,000	$ 2,071,520
Series R1, 5.00%, 06/15/18	500	500,575
Series R1, 5.00%, 06/15/19	395	409,125
Series R1, 5.00%, 06/15/20	500	534,350
Series R1, 5.00%, 06/15/21	400	439,324
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	500	572,215
City of Long Beach CA Harbor Revenue RB
Series C, 4.00%, 11/15/18	150	151,833
Series C, 5.00%, 11/15/18	3,045	3,095,730
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,000	1,156,760
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	630	656,611
Series B, 5.00%, 09/01/20	2,820	3,025,691
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	530,235
Series A, 5.00%, 06/01/19	910	941,786
Series A, 5.00%, 06/01/20	725	773,865
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,757,793
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,435	2,720,212
Series B, 5.00%, 06/01/22	250	281,400
Series B, 5.00%, 06/01/23	435	500,720
Series B, 5.00%, 06/01/30 (Call 06/01/22)	170	189,196
Series B, 5.00%, 06/01/31 (Call 06/01/22)	5,930	6,594,753
Series B, 5.00%, 06/01/32 (Call 06/01/22)	500	555,645
Series C, 5.00%, 06/01/45 (Call 06/01/25)	1,915	2,179,538
City of Los Angeles Department of Airports RB
Series A, 5.00%, 05/15/26 (Call 05/15/20)	500	531,665
Series A, 5.00%, 05/15/27 (Call 05/15/20)	245	260,467
Series A, 5.00%, 05/15/28 (Call 05/15/20)	800	850,344
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,490	1,582,291
Series A, 5.00%, 05/15/40 (Call 05/15/20)	2,490	2,641,765
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	550,655
Series B, 5.00%, 05/15/42 (Call 05/15/27)	1,500	1,741,515
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,975,015
Series D, 5.00%, 05/15/40 (Call 05/15/20)	1,450	1,538,377
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	2,380	2,675,501
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,644,475
4.00%, 11/01/39 (Call 05/01/22)	415	429,724
5.00%, 11/01/22	1,500	1,701,165
5.00%, 11/01/25 (Call 05/01/25)	200	237,962
5.00%, 11/01/27 (Call 11/01/26)	500	605,645
5.00%, 11/01/29 (Call 11/01/26)	1,000	1,202,790
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,164,590
5.00%, 11/01/32 (PR 05/01/22)	1,525	1,713,261
5.00%, 11/01/34 (Call 11/01/26)	1,695	2,010,270
5.00%, 11/01/36 (Call 05/01/25)	800	920,680
Series A, 4.00%, 11/01/39 (Call 11/01/26)	1,000	1,054,020
Series A, 4.00%, 11/01/41 (Call 05/01/22)	720	744,199
Series A, 5.00%, 11/01/30 (PR 11/01/21)	500	554,580
Series A, 5.00%, 11/01/33 (PR 05/01/22)	1,000	1,123,450
Series A, 5.00%, 11/01/37 (Call 11/01/21)	1,000	1,093,850
Series A, 5.00%, 11/01/41 (Call 11/01/21)	700	761,124
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,105	1,211,986
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,205,620
Series F, 5.00%, 11/01/25 (PR 11/01/20)	1,175	1,268,130

iShares® California Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
City of Vernon CA Electric System Revenue RB
Series A, 5.13%, 08/01/21 (Call 08/01/19)	$ 250	$ 258,688
Series A, 5.13%, 08/01/21 (PR 08/01/19)	105	108,187
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	250	260,258
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	266,845
5.00%, 08/01/29 (Call 08/01/25)	500	592,970
5.00%, 08/01/31 (Call 08/01/25)	500	589,340
Series A, 4.00%, 08/01/38 (Call 08/01/23)	500	523,715
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,860	2,086,548
Series B, 0.00%, 08/01/27 (AGM)(a)	135	105,409
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	529,890
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	2,275	2,542,745
Series A, 4.00%, 08/01/39 (Call 08/01/24)	250	260,523
Contra Costa Transportation Authority RB, Series B, 5.00%, 03/01/19	500	513,000
County of Orange CA Airport Revenue RB, Series B, 5.00%, 07/01/28 (Call 07/01/19)	125	129,225
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	250	265,270
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,147,090
Series B, 4.00%, 07/01/20	1,000	1,046,690
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,179,440
Series C, 6.00%, 07/01/41 (PR 07/01/18)	500	501,785
County of Santa Clara CA GO
4.00%, 08/01/39 (Call 08/01/22)	250	258,510
Series A, 5.00%, 08/01/34 (PR 08/01/19)	1,425	1,482,541
Cucamonga Valley Water District RB, Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	250	276,183
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	528,670
5.00%, 08/01/37 (Call 02/01/26)	1,000	1,160,380
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	575	674,429
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,885	1,991,446
Series A, 5.00%, 06/01/28 (PR 06/01/20)	500	533,500
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	354,372
Series A, 5.00%, 06/01/32 (Call 06/01/25)	1,500	1,758,075
Series A, 5.00%, 06/01/35 (Call 06/01/25)	500	580,075
Series A, 5.00%, 06/01/42 (Call 06/01/27)	250	294,758
Series A, 5.00%, 06/01/45 (Call 06/01/27)	2,500	2,932,350
Series B, 5.00%, 06/01/19	920	952,136
Series B, 5.00%, 06/01/20	735	784,392
Series B, 5.00%, 06/01/21	355	389,467
Series B, 5.00%, 06/01/23	1,435	1,652,546
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,208,260
Eastern Municipal Water District COP
Series H, 5.00%, 07/01/24 (PR 07/01/18)	190	190,538
Series H, 5.00%, 07/01/33 (PR 07/01/18)	330	330,934
Series H, 5.00%, 07/01/35 (PR 07/01/18)	1,580	1,584,471
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,169,090
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	500	524,835
Series C, 0.00%, 08/01/32(a)	700	446,572
Series C, 0.00%, 08/01/33(a)	125	76,450
Series C, 0.00%, 08/01/34(a)	2,050	1,196,544
Security	Par(000)	Value
California (continued)
El Dorado Irrigation District/El Dorado County Water Agency RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	$ 250	$ 282,940
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	95,914
Series C, 0.00%, 08/01/46(a)	985	320,056
Series C, 0.00%, 08/01/51(a)	1,155	302,252
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	1,960	2,077,522
Series C, 5.00%, 08/01/36 (PR 08/01/21)	370	407,625
Series C, 5.00%, 08/01/40 (PR 08/01/21)	1,190	1,311,011
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/01/30 (ETM) (AGC-ICC, AGM-CR, RADIAN-IBCC)(a)	320	230,355
0.00%, 01/15/33(a)	750	407,393
0.00%, 01/15/35 (AGM)(a)	300	156,126
Series A, 0.00%, 01/01/19 (ETM)(a)	565	560,327
Series A, 0.00%, 01/01/20 (ETM)(a)	1,100	1,071,059
Series A, 0.00%, 01/01/23 (ETM)(a)	225	205,326
Series A, 0.00%, 01/01/25 (ETM)(a)	880	757,152
Series A, 0.00%, 01/01/26 (ETM)(a)	540	449,037
Series A, 0.00%, 01/01/28 (ETM)(a)	440	340,996
Series A, 0.00%, 01/01/29 (ETM)(a)	500	371,455
Series A, 6.00%, 01/15/49 (Call 01/15/24)	360	419,044
Series A, 6.00%, 01/15/53 (Call 01/15/24)	2,145	2,491,954
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,200	1,205,436
Fremont Union High School District GO, 4.00%, 08/01/40 (Call 08/01/24)	1,950	2,039,836
Fresno Unified School District GO, Series G, 0.00%, 08/01/41 (Call 08/01/21)(a)	500	117,010
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	350	366,573
Grossmont Union High School District GO, 5.00%, 08/01/33 (PR 08/01/18)	430	432,533
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	1,054,100
Imperial Irrigation District Electric System Revenue RB
Series A, 5.00%, 11/01/33 (PR 11/01/18)	685	695,138
Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	573,415
Irvine Ranch Water District SA
5.25%, 02/01/46 (Call 08/01/26)	1,000	1,185,560
Series B, 0.45%, 10/01/41 (Put 06/01/18)(b)(c)	1,200	1,200,000
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	163,150
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,405	1,587,931
Long Beach Unified School District GO
Series A, 5.00%, 08/01/20	1,350	1,446,673
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	83,440
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	1,500	1,602,180
5.00%, 08/01/21	200	220,792
5.00%, 08/01/38 (Call 08/01/26)	1,325	1,541,492
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,100	1,176,087
Series A, 5.00%, 08/01/20	500	536,910
Series A, 5.00%, 08/01/21	1,500	1,655,940
Series A, 5.00%, 08/01/23	735	851,527
Series A, 5.00%, 08/01/29 (Call 08/01/24)	3,060	3,560,432
Series A, 5.00%, 08/01/30 (Call 08/01/24)	5,500	6,382,255
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,315,820
Series A, 6.00%, 08/01/33 (PR 08/01/19)	3,705	3,896,993
Series C, 5.00%, 08/01/22	120	135,830

iShares® California Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Series C, 5.00%, 08/01/25	$ 260	$ 312,159
Series C, 5.00%, 06/01/26	500	606,575
Series C, 5.25%, 08/01/39 (PR 08/01/20)	1,270	1,367,930
Series E-1, 5.00%, 08/01/33 (PR 08/01/18)	385	387,268
Series F-1, 5.00%, 08/01/33 (PR 08/01/18)	1,000	1,005,890
Los Angeles Convention & Exhibit Center Authority RB, Series A, 5.00%, 08/15/20 (PR 08/15/18)	120	120,881
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/18	35	35,096
Series A, 5.00%, 07/01/19	320	331,894
Series A, 5.00%, 07/01/20	2,670	2,858,475
Series A, 5.00%, 07/01/21	200	219,690
Series A, 5.00%, 07/01/22 (Call 07/01/18) (AGC)	200	200,558
Series A, 5.00%, 06/01/32 (Call 06/01/26)	1,000	1,188,050
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	333,093
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,000	2,362,720
Series A, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,177,840
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,000	2,332,960
Series B, 5.00%, 07/01/18	445	446,219
Los Angeles County Public Works Financing Authority RB
4.00%, 08/01/37 (Call 08/01/22)	170	175,518
5.00%, 08/01/42 (Call 08/01/22)	500	547,200
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	566,465
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	1,990,110
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	609,007
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	500	524,905
Series A, 5.00%, 10/01/20	700	753,921
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/19	860	892,439
Series A, 5.00%, 07/01/20	1,000	1,069,320
Series A, 5.00%, 07/01/22 (Call 07/01/21)	495	542,174
Series A, 5.00%, 07/01/22 (PR 07/01/21)	5	5,481
Series A, 5.00%, 07/01/27 (Call 01/01/23)	875	995,776
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,510,822
Series A, 5.00%, 07/01/37 (Call 01/01/28)	500	594,590
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	811,406
Series A, 5.00%, 07/01/46 (Call 01/01/26)	2,000	2,291,060
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,160,870
Series A-1, 5.25%, 07/01/38 (Call 07/01/18)	2,750	2,758,195
Series B, 5.00%, 12/01/18 (Call 11/01/18)	1,300	1,318,486
Series B, 5.00%, 07/01/29 (Call 07/01/23)	585	671,112
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	572,300
Series B, 5.00%, 07/01/36 (Call 01/01/27)	1,000	1,175,830
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,567,667
Series B, 5.00%, 07/01/43 (Call 07/01/22)	2,945	3,227,308
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	1,053,768
Series C, 5.00%, 07/01/47 (Call 07/01/27)	2,000	2,338,180
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,769,929
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	4,195,985
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	564,625
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	564,325
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/41 (Call 01/01/21)	250	268,078
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,336,640
Series A, 5.00%, 07/01/43 (Call 07/01/22)	1,250	1,369,825
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,328,340
Series A, 5.00%, 07/01/46 (Call 01/01/26)	2,700	3,092,931
Series A, 5.00%, 07/01/48 (Call 01/01/28)	500	588,140
Security	Par(000)	Value
California (continued)
Series B, 5.00%, 07/01/33 (Call 07/01/23)	$ 500	$ 568,160
Series B, 5.00%, 07/01/43 (Call 07/01/22)	1,060	1,161,612
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	286,383
Los Angeles Unified School District/CA GO
5.00%, 07/01/21	480	480,470
Series A, 5.00%, 07/01/18	610	611,732
Series A, 5.00%, 07/01/20	1,000	1,070,810
Series A, 5.00%, 07/01/21	1,000	1,100,980
Series A, 5.00%, 07/01/22	2,300	2,598,540
Series A, 5.00%, 07/01/23	2,975	3,442,521
Series A, 5.00%, 07/01/24	1,620	1,909,883
Series A, 5.00%, 07/01/25	3,975	4,763,799
Series A, 5.00%, 07/01/26	500	607,175
Series A, 5.00%, 07/01/27	2,500	3,079,900
Series A, 5.00%, 07/01/28 (Call 07/01/21)	1,950	2,127,255
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,178,210
Series A, 5.00%, 07/01/30 (Call 07/01/21)	500	543,730
Series A, 5.00%, 07/01/31 (Call 07/01/21)	1,000	1,086,530
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,588,840
Series A-1, 5.50%, 07/01/18 (FGIC)	250	250,803
Series A-2, 5.00%, 07/01/21	645	710,132
Series B, 5.00%, 07/01/18	500	501,420
Series B, 5.00%, 07/01/21	1,000	1,100,980
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,193,860
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	500	613,010
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	609,175
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	1,000	1,205,080
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,191,040
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	1,000	1,200,780
Series C, 5.00%, 07/01/21	500	550,490
Series C, 5.00%, 07/01/23	2,375	2,748,231
Series C, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,172,670
Series C, 5.00%, 07/01/26 (Call 07/01/24)	455	532,145
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,000	1,165,820
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	868,335
Series D, 5.00%, 01/01/34 (Call 07/01/19)	300	310,335
Series F, 5.00%, 01/01/34 (Call 07/01/19)	330	341,369
Series I, 5.00%, 07/01/27 (Call 07/01/19)	765	792,601
Series I, 5.00%, 01/01/34 (Call 07/01/19)	105	108,617
Series KRY, 5.00%, 07/01/18	1,000	1,002,840
Los Rios Community College District GO, Series A, 5.00%, 08/01/35 (PR 08/01/20)	695	744,922
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/46 (PR 08/01/21) (AGM)(a)	250	35,713
Series B, 0.00%, 08/01/51 (AGM)(a)	250	62,950
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,000	157,540
Metropolitan Water District of Southern California RB
5.75%, 08/10/18	150	151,166
Series A, 0.49%, 07/01/47 (Put 06/01/18)(b)(c)	3,100	3,100,000
Series A, 5.00%, 07/01/20	720	770,674
Series A, 5.00%, 07/01/28 (Call 07/01/25)	500	594,140
Series A, 5.00%, 10/01/29 (Call 04/01/22)	200	222,296
Series A, 5.00%, 01/01/34 (Call 01/01/19)	100	101,879
Series A, 5.00%, 01/01/39 (Call 01/01/19)	265	269,871
Series A, 5.00%, 07/01/40 (Call 07/01/25)	250	288,543
Series A-2, 0.90%, 07/01/35 (Put 06/07/18)(b)(c)	800	800,000
Series B, 5.00%, 08/01/20 (Call 07/01/20)	1,000	1,069,530
Series B, 5.00%, 07/01/21 (Call 07/02/18)	225	225,621
Series B, 5.00%, 08/01/21 (Call 07/01/21)	890	978,466

iShares® California Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Series B, 5.00%, 08/01/22 (Call 07/01/22)	$ 500	$ 563,640
Series C, 5.00%, 07/01/18	1,000	1,002,850
Series C, 5.00%, 07/01/19	2,240	2,324,493
Series C, 5.00%, 10/01/27	900	1,103,724
Series C, 5.00%, 07/01/35 (Call 07/01/19)	450	465,746
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	400	380,056
Series E, 5.00%, 06/01/37 (Call 08/01/22)	2,000	2,199,560
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	961,460
0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	1,854,759
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (Call 09/01/26)	250	264,750
Municipal Improvement Corp. of Los Angeles RB
Series A, 5.00%, 09/01/23 (PR 09/01/18)	30	30,263
Series A, 5.00%, 09/01/25 (PR 09/01/18)	500	504,385
Series B, 4.00%, 11/01/34 (Call 11/01/26)	1,200	1,274,808
Series B, 5.00%, 11/01/24	275	324,022
Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,320	1,574,351
Series B, 5.00%, 11/01/30 (Call 11/01/26)	500	594,670
Newport Mesa Unified School District GO
0.00%, 08/01/23 (NPFGC)(a)	1,050	937,461
0.00%, 08/01/34(a)	750	437,063
0.00%, 08/01/36(a)	1,915	1,019,872
0.00%, 08/01/38(a)	500	244,525
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	356,150
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	1,000	1,147,770
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,310,262
Orange County Sanitation District COP, Series A, 5.00%, 02/01/39 (PR 02/01/19)	1,000	1,023,690
Orange County Water District COP
5.00%, 08/15/39 (PR 08/15/19)	885	921,922
Series A, 0.80%, 08/01/42 (Put 06/07/18)(b)(c)	900	900,000
Palomar Community College District GO
Series C, 4.00%, 08/01/40 (Call 08/01/25)	250	262,043
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	523,825
Peralta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/19)	145	150,855
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42(a)	200	77,740
Series D, 0.00%, 08/01/40(a)	500	212,000
Series D, 0.00%, 08/01/46(a)	625	199,550
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,233,331
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,052,600
Poway Unified School District GO
0.00%, 08/01/31(a)	495	317,236
0.00%, 08/01/33(a)	250	147,528
0.00%, 08/01/35(a)	500	268,800
0.00%, 08/01/36(a)	1,000	512,990
0.00%, 08/01/38(a)	755	355,605
0.00%, 08/01/46(a)	3,450	1,090,614
Series B, 0.00%, 08/01/34(a)	500	281,370
Rio Hondo Community College District/CA GO
0.00%, 08/01/42 (Call 08/01/34)(a)	1,210	1,270,790
Series 2004-C, 0.00%, 08/01/42 (Call 08/01/34)(a)	2,250	2,398,117
Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	559,865
Security	Par(000)	Value
California (continued)
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	$ 500	$ 577,095
Riverside County Transportation Commission RB
Series A, 5.00%, 06/01/36 (Call 06/01/27)	425	504,441
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	485,198
Series A, 5.25%, 06/01/39 (PR 06/01/23)	750	873,000
Series A, 5.75%, 06/01/48 (Call 06/01/23)	1,000	1,108,510
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,000	1,196,070
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,000	1,195,140
Sacramento Area Flood Control Agency SA
5.63%, 10/01/37 (PR 10/01/18) (BHAC)	380	385,267
Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,149,510
Sacramento City Financing Authority RB, 5.25%, 12/01/30 (AMBAC)	650	782,710
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,129,990
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/37 (Call 08/15/23)	585	656,750
Series A, 5.00%, 08/15/41 (Call 08/15/23)	1,000	1,117,480
Series E, 5.00%, 08/15/21	500	552,275
Series E, 5.00%, 08/15/24	500	591,160
Series K, 5.25%, 07/01/24 (AMBAC)	250	284,628
Series U, 5.00%, 08/15/22 (Call 08/15/18) (AGM)	850	856,188
Series U, 5.00%, 08/15/22 (PR 08/15/18) (AGM)	540	543,910
Series U, 5.00%, 08/15/24 (Call 08/15/18) (AGM)	520	523,723
Series U, 5.00%, 08/15/24 (PR 08/15/18) (AGM)	325	327,353
Series X, 5.00%, 08/15/20	570	612,562
Series X, 5.00%, 08/15/21	150	165,683
Series X, 5.00%, 08/15/28 (Call 08/15/21)	175	191,518
Series X, 5.00%, 08/15/28 (PR 08/15/21)	60	65,879
Sacramento Suburban Water District COP, Series A, 0.83%, 11/01/34 (Put 06/07/18)(b)(c)	1,695	1,695,000
Sacramento Transportation Authority RB, 0.90%, 10/01/38 (Put 06/07/18)(b)(c)	800	800,000
San Bernardino Community College District GO, Series A, 6.25%, 08/01/33 (PR 08/01/18)	800	806,160
San Diego Community College District GO
4.00%, 08/01/32 (Call 08/01/26)	500	542,715
5.00%, 08/01/28 (Call 08/01/26)	500	605,680
5.00%, 08/01/30 (Call 08/01/23)	250	286,843
5.00%, 08/01/30 (Call 08/01/26)	590	711,274
5.00%, 08/01/31 (Call 08/01/26)	2,000	2,406,140
5.00%, 08/01/41 (Call 08/01/26)	500	587,285
5.00%, 08/01/41 (PR 08/01/21)	210	231,355
5.00%, 08/01/43 (Call 08/01/23)	1,350	1,526,296
5.25%, 08/01/33 (PR 08/01/19)	100	104,324
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/34 (Call 07/01/20)	315	333,843
Series A, 5.00%, 07/01/40 (Call 07/01/20)	475	501,923
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,157,840
Series A, 5.00%, 07/01/43 (Call 07/01/23)	255	284,302
San Diego County Regional Transportation Commission RB
5.00%, 04/01/48 (Call 04/01/24)	400	450,184
Series A, 4.00%, 04/01/21	3,060	3,257,645
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,316,320
Series A, 5.00%, 04/01/42 (Call 04/01/22)	1,500	1,645,125
Series A, 5.00%, 04/01/48 (Call 04/01/22)	500	547,030
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31 (Call 11/01/22)	605	678,223
5.00%, 05/01/34 (Call 11/01/22)	500	558,500

iShares® California Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Series A, 5.00%, 05/01/33 (Call 05/01/26)	$ 500	$ 588,005
Series B, 5.00%, 05/01/38 (Call 05/01/26)	750	871,500
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,135,470
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	525	591,507
5.00%, 05/15/23	985	1,136,069
Series A, 4.00%, 05/15/20	625	653,150
Series A, 4.00%, 05/15/21	200	213,704
Series A, 5.00%, 05/15/21	500	548,595
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	597,535
Series A, 5.25%, 05/15/24 (PR 05/15/20)	830	887,519
Series A, 5.25%, 05/15/25 (PR 05/15/20)	300	320,790
Series A, 5.25%, 05/15/34 (PR 05/15/19)	1,000	1,035,800
Series A, 5.25%, 05/15/39 (PR 05/15/19)	4,800	4,971,840
Series B, 5.00%, 05/15/19	1,065	1,100,944
Series B, 5.00%, 05/15/21 (PR 05/15/19)	140	144,684
Series B, 5.00%, 05/15/22 (PR 05/15/19)	510	526,820
Series B, 5.50%, 05/15/23 (PR 05/15/19)	2,045	2,123,017
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/24	1,000	1,176,790
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,808,325
Series B, 5.50%, 08/01/39 (PR 08/01/19)	1,000	1,046,100
San Diego Regional Building Authority RB, 5.38%, 02/01/36 (PR 02/01/19)	400	410,456
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	790	537,168
0.00%, 07/01/35(a)	300	163,131
0.00%, 07/01/36(a)	1,240	644,887
0.00%, 07/01/38(a)	650	311,987
0.00%, 07/01/39(a)	1,100	505,868
0.00%, 07/01/42(a)	215	87,277
0.00%, 07/01/45(a)	2,000	719,860
Series A, 0.00%, 07/01/19 (NPFGC)(a)	400	392,996
Series C, 0.00%, 07/01/46(a)	500	172,345
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	600	486,414
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,000	801,270
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,150	1,296,728
Series E, 0.00%, 07/01/32(a)	690	429,304
Series E, 0.00%, 07/01/42(a)	1,340	906,068
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	1,815	1,258,231
Series E, 0.00%, 07/01/49(a)	3,300	992,343
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,190	2,518,456
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	1,000	374,300
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,108,980
Series R-1, 0.00%, 07/01/31(a)	1,675	1,090,425
Series R-2, 0.00%, 07/01/40(a)	500	430,640
Series R-3, 5.00%, 07/01/20	1,755	1,877,025
Series R-3, 5.00%, 07/01/21	2,025	2,225,637
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	212,722
Series SENIOR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	551,450
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	250	259,795
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	209,766
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	1,500	1,599,465
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,061,410
Security	Par(000)	Value
California (continued)
Series A, 5.00%, 08/01/47 (Call 08/01/27)	$ 500	$ 586,980
Series D, 4.00%, 08/01/33 (Call 08/01/25)	250	268,995
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/22)	365	403,570
Series A, 5.00%, 07/01/36 (PR 07/01/22)	135	151,729
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19	1,150	1,185,316
5.00%, 05/01/46 (Call 05/01/26)	1,165	1,335,871
Issue 32F, Second Series, 5.25%, 05/01/19 (NPFGC-FGIC)	995	1,027,785
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	895	992,949
Series A, 4.90%, 05/01/29 (Call 11/01/19)	1,160	1,210,100
Series A, 5.00%, 05/01/22	100	111,862
Series A, 5.00%, 05/01/26	1,000	1,201,400
Series B, 4.90%, 05/01/29 (Call 11/01/19)	485	505,947
Series B, 5.00%, 05/01/43 (Call 05/01/23)	250	274,213
Series B, 5.00%, 05/01/44 (Call 05/01/24)	995	1,108,251
Series B, 5.00%, 05/01/47 (Call 05/01/27)	2,500	2,900,975
Series C, 5.00%, 05/01/23 (Call 05/01/20)	430	455,357
Series C, 5.00%, 05/01/23 (PR 05/01/20)	320	339,616
Series D, 5.00%, 05/01/24 (Call 05/01/21)	640	695,866
Series D, 5.00%, 05/01/24 (PR 05/03/21)	30	32,793
Series D, 5.00%, 05/01/25	250	296,745
Series E, 5.00%, 05/01/48 (Call 05/01/28)	1,000	1,174,050
Series F, 5.00%, 05/01/35 (Call 05/01/20)	800	842,240
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B, 4.00%, 10/01/39 (Call 10/01/22)	950	987,059
Series B, 4.00%, 10/01/42 (Call 10/01/22)	1,000	1,036,540
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	740	778,450
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	500	525,980
Series A, 5.50%, 03/01/41 (PR 03/01/21)	500	550,530
Series A, 6.00%, 03/01/36 (PR 03/01/21)	240	267,454
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/20 (ETM)(a)	170	165,527
0.00%, 01/01/22 (ETM)(a)	220	205,619
0.00%, 01/01/23 (ETM)(a)	450	410,652
0.00%, 01/01/26 (ETM)(a)	280	232,140
0.00%, 01/01/28 (ETM)(a)	750	586,763
5.00%, 01/15/34 (Call 01/15/25)	750	826,582
5.00%, 01/15/50 (Call 01/15/25)	3,750	4,070,175
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	311,300
Series A, 5.00%, 01/15/44 (Call 01/15/25)	2,000	2,178,160
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	1,010	1,127,301
San Jose Unified School District GO, Series D, 5.00%, 08/01/32 (PR 08/01/18)	125	125,736
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	481,130
Series B, 0.00%, 08/01/38(a)	565	265,064
Series B, 0.00%, 08/01/47(a)	500	156,065
Series B, 0.00%, 08/01/51(a)	1,500	389,220
San Mateo County Community College District GO
5.00%, 09/01/45 (Call 09/01/25)	500	573,040
Series A, 0.00%, 09/01/21 (NPFGC)(a)	430	404,561
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,000	1,301,420

iShares® California Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	$ 250	$ 219,173
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/36 (PR 07/15/18)	750	753,225
San Mateo Union High School District GO
0.00%, 09/01/33(a)	500	411,935
0.00%, 09/01/41 (Call 09/01/36)(a)	1,500	1,312,170
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,000	680,040
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	228,227
Santa Clara Valley Transportation Authority RB
Series A, 0.83%, 06/01/26 (Put 06/07/18)(b)(c)	800	800,000
Series B, 5.00%, 04/01/19	175	180,058
Series B, 5.00%, 04/01/20	320	339,366
Series D, 0.93%, 04/01/36 (Put 06/07/18)(b)(c)	500	500,000
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	250	285,668
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	606,963
Series A, 4.00%, 08/01/47 (Call 08/01/28)	700	742,595
Series A, 5.00%, 08/01/43 (Call 08/01/28)	1,500	1,797,300
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,000	1,042,090
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	1,057,270
Southern California Public Power Authority RB
5.00%, 07/01/25 (Call 07/01/20)	585	624,312
5.00%, 07/01/26 (Call 01/01/25)	650	762,573
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,003,560
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	700	743,645
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,007,720
Series A, 4.00%, 07/01/21	725	774,293
Series A, 5.00%, 07/01/18	1,195	1,198,573
Series A, 5.25%, 07/01/27 (PR 01/01/20)	650	686,745
Series B, 6.00%, 07/01/27 (PR 07/01/18)	195	195,690
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,000	1,047,520
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	2,088,880
Series C, 0.00%, 08/01/41(a)	650	266,539
Series C, 0.00%, 08/01/46(a)	1,000	314,270
Series D, 5.00%, 08/01/44 (Call 08/01/25)	500	564,655
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/19	2,765	2,853,729
Series L, 5.00%, 05/01/20	1,125	1,197,472
Series L, 5.00%, 05/01/21 (PR 05/01/20)	925	984,403
Series L, 5.00%, 05/01/22 (Call 05/01/20)	530	562,489
Series L, 5.00%, 05/01/22 (PR 05/01/20)	870	925,871
Series N, 5.00%, 05/01/19	500	516,045
Series N, 5.00%, 05/01/20	3,110	3,310,346
Series N, 5.00%, 05/01/21	840	918,070
Series O, 5.00%, 05/01/21	3,985	4,355,366
Series O, 5.00%, 05/01/22	5,225	5,861,614
State of California Department of Water Resources RB
5.00%, 12/01/25 (PR 06/01/18)	500	500,000
5.00%, 12/01/26 (PR 06/01/18)	500	500,000
5.00%, 12/01/27 (PR 06/01/18)	2,830	2,830,000
Series AG, 5.00%, 12/01/26 (PR 12/01/19)	250	262,745
Security	Par(000)	Value
California (continued)
Series AG, 5.00%, 12/01/29 (PR 12/01/19)	$ 320	$ 336,314
Series AS, 5.00%, 12/01/20	340	367,951
Series AS, 5.00%, 12/01/20 (ETM)	5	5,402
Series AS, 5.00%, 12/01/22	640	727,987
Series AS, 5.00%, 12/01/22 (ETM)	10	11,347
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	400	473,516
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,055	1,246,788
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	500	589,225
Series AS, 5.00%, 12/01/29 (Call 12/01/24)	320	375,405
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	1,000	1,208,050
Series AW, 5.00%, 12/01/33 (Call 12/01/26)	500	594,680
Series AX, 5.00%, 12/01/22	500	568,740
State of California GO
2.00%, 11/01/18	1,750	1,754,322
3.00%, 12/01/32 (Put 12/01/19)(b)(c)	200	202,466
4.00%, 05/01/23	1,000	1,100,420
4.00%, 11/01/25	235	264,796
4.00%, 09/01/28 (Call 09/01/26)	250	275,223
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	200	211,260
4.00%, 09/01/33 (Call 09/01/26)	1,000	1,077,050
4.00%, 09/01/34 (Call 09/01/26)	800	858,608
4.00%, 11/01/34 (Call 11/01/27)	1,800	1,941,966
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,134,460
4.00%, 09/01/37 (Call 09/01/26)	2,005	2,136,789
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,134,080
4.00%, 11/01/44 (Call 11/01/24)	975	1,019,850
4.00%, 03/01/45 (Call 03/01/25)	500	522,520
4.00%, 08/01/45 (Call 08/01/25)	250	261,880
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,585,545
4.50%, 03/01/21 (Call 03/01/20)	660	692,030
4.50%, 08/01/26 (Call 07/02/18)	10	10,021
4.50%, 08/01/30 (Call 07/02/18)	25	25,048
5.00%, 08/01/18	1,500	1,508,745
5.00%, 08/01/18 (Call 07/02/18)	5	5,014
5.00%, 09/01/18	1,000	1,008,800
5.00%, 10/01/18	3,350	3,389,229
5.00%, 11/01/18	500	507,315
5.00%, 02/01/19	230	235,373
5.00%, 08/01/19	3,775	3,926,075
5.00%, 08/01/19 (Call 07/02/18)	5	5,012
5.00%, 10/01/19	2,500	2,613,650
5.00%, 12/01/19	750	788,122
5.00%, 04/01/20	215	228,132
5.00%, 08/01/20	500	536,025
5.00%, 09/01/20	170	182,674
5.00%, 10/01/20	4,000	4,308,120
5.00%, 12/01/20	550	595,216
5.00%, 02/01/21	100	108,594
5.00%, 09/01/21	2,945	3,248,217
5.00%, 11/01/21	3,175	3,516,027
5.00%, 02/01/22	2,000	2,228,560
5.00%, 08/01/22	1,500	1,690,800
5.00%, 08/01/22 (Call 07/02/18)	5	5,014
5.00%, 09/01/22	2,720	3,071,478
5.00%, 08/01/23	955	1,100,800
5.00%, 09/01/23	3,465	4,002,144
5.00%, 10/01/23	1,000	1,156,820
5.00%, 11/01/23	1,375	1,593,075
5.00%, 11/01/23 (Call 11/01/20)	500	537,905
5.00%, 12/01/23	500	580,185

iShares® California Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
5.00%, 02/01/24 (Call 02/01/22)	$ 220	$ 243,575
5.00%, 08/01/24	1,250	1,464,650
5.00%, 08/01/24 (Call 07/02/18)	5	5,014
5.00%, 10/01/24	500	587,715
5.00%, 11/01/24	650	765,017
5.00%, 11/01/24 (Call 11/01/20)	250	268,463
5.00%, 12/01/24 (Call 12/01/23)	400	463,920
5.00%, 02/01/25 (Call 02/01/23)	1,000	1,138,030
5.00%, 03/01/25	1,300	1,536,691
5.00%, 03/01/25 (Call 03/01/20)	750	791,347
5.00%, 08/01/25	6,050	7,205,852
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,975,504
5.00%, 10/01/25 (Call 10/01/24)	400	467,844
5.00%, 11/01/25 (Call 11/01/20)	585	628,343
5.00%, 11/01/25 (Call 11/01/23)	300	346,911
5.00%, 03/01/26 (Call 03/01/25)	1,250	1,474,150
5.00%, 08/01/26	5,000	6,027,750
5.00%, 08/01/26 (Call 08/01/25)	1,450	1,721,730
5.00%, 10/01/26 (Call 10/01/24)	500	584,160
5.00%, 10/01/26 (Call 04/01/26)	2,190	2,621,561
5.00%, 02/01/27 (Call 02/01/23)	1,835	2,078,651
5.00%, 03/01/27 (Call 03/01/20)	300	316,539
5.00%, 03/01/27 (Call 03/01/25)	500	587,600
5.00%, 08/01/27 (Call 08/01/26)	500	600,295
5.00%, 09/01/27 (Call 09/01/21)	500	548,160
5.00%, 09/01/27 (Call 09/01/26)	1,000	1,202,450
5.00%, 11/01/27 (Call 11/01/23)	700	805,581
5.00%, 08/01/28 (Call 08/01/25)	1,000	1,180,130
5.00%, 08/01/28 (Call 08/01/27)	1,500	1,821,645
5.00%, 02/01/29 (Call 02/01/23)	1,000	1,128,030
5.00%, 08/01/29 (Call 08/01/27)	2,000	2,419,700
5.00%, 09/01/29 (Call 09/01/26)	3,500	4,173,785
5.00%, 10/01/29 (Call 10/01/19)	1,345	1,403,602
5.00%, 10/01/29 (Call 04/01/23)	850	960,857
5.00%, 10/01/29 (Call 04/01/26)	750	887,752
5.00%, 11/01/29 (Call 11/01/27)	715	868,031
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,412,400
5.00%, 09/01/30 (Call 09/01/18)	500	504,155
5.00%, 09/01/30 (Call 09/01/21)	2,800	3,064,152
5.00%, 09/01/30 (Call 09/01/26)	2,140	2,546,686
5.00%, 11/01/30 (Call 11/01/27)	5,180	6,269,250
5.00%, 02/01/31 (Call 02/01/22)	500	551,530
5.00%, 08/01/31 (PR 08/01/18)	250	251,473
5.00%, 09/01/31 (Call 09/01/21)	1,000	1,093,680
5.00%, 09/01/31 (Call 09/01/26)	2,000	2,371,880
5.00%, 10/01/31 (Call 10/01/24)	2,825	3,271,519
5.00%, 11/01/31 (Call 11/01/27)	1,000	1,206,560
5.00%, 02/01/32 (Call 02/01/22)	500	550,420
5.00%, 05/01/32 (Call 05/01/24)	1,000	1,147,150
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,550,470
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,449,520
5.00%, 09/01/33 (Call 09/01/23)	435	493,129
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,769,115
5.00%, 10/01/33 (Call 10/01/24)	2,710	3,126,256
5.00%, 09/01/34 (Call 09/01/26)	500	587,675
5.00%, 08/01/35 (Call 08/01/25)	1,550	1,787,119
5.00%, 08/01/35 (Call 08/01/26)	1,000	1,169,760
5.00%, 09/01/35 (Call 09/01/26)	1,000	1,171,310
5.00%, 11/01/36 (Call 11/01/27)	845	1,002,415
5.00%, 10/01/37 (Call 10/01/24)	3,000	3,436,140
Security	Par(000)	Value
California (continued)
5.00%, 02/01/38 (Call 02/01/23)	$ 4,545	$ 5,058,494
5.00%, 10/01/39 (Call 10/01/24)	1,000	1,143,500
5.00%, 09/01/41 (Call 09/01/21)	380	413,850
5.00%, 10/01/41 (Call 10/01/21)	4,675	5,101,781
5.00%, 04/01/42 (Call 04/01/22)	1,000	1,095,210
5.00%, 09/01/42 (Call 09/01/22)	750	828,810
5.00%, 04/01/43 (Call 04/01/23)	910	1,014,086
5.00%, 11/01/43 (Call 11/01/23)	3,000	3,381,990
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,882,018
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,157,680
5.00%, 11/01/47 (Call 11/01/27)	800	939,608
5.25%, 09/01/22	2,815	3,207,355
5.25%, 10/01/22	600	684,936
5.25%, 02/01/23	500	575,770
5.25%, 09/01/25 (Call 09/01/21)	750	830,100
5.25%, 10/01/29 (Call 10/01/19)	1,375	1,439,391
5.25%, 08/01/32 (AGM)	1,825	2,311,837
5.50%, 04/01/19	2,715	2,805,029
5.50%, 11/01/39 (Call 11/01/19)	4,485	4,723,019
5.50%, 03/01/40 (Call 03/01/20)	6,900	7,330,698
5.63%, 04/01/25 (Call 04/01/19)	350	361,522
5.75%, 04/01/29 (Call 04/01/19)	1,000	1,034,020
5.75%, 04/01/31 (Call 04/01/19)	2,500	2,583,375
6.00%, 03/01/33 (Call 03/01/20)	1,200	1,288,140
6.00%, 04/01/38 (Call 04/01/19)	3,920	4,058,376
6.00%, 04/01/38 (PR 04/01/19)	2,145	2,225,609
6.00%, 11/01/39 (Call 11/01/19)	1,315	1,393,900
6.50%, 04/01/33 (Call 04/01/19)	1,400	1,455,482
6.50%, 04/01/33 (PR 04/01/19)	1,655	1,723,252
Series A, 4.40%, 07/01/18 (ETM)	200	200,476
Series A, 4.60%, 07/01/19 (ETM)	1,145	1,183,197
Series A, 5.00%, 07/01/18 (ETM)	6,045	6,062,107
Series A, 5.00%, 07/01/19 (ETM)	1,150	1,193,251
Series A, 5.00%, 07/01/20 (PR 07/01/19)	8,015	8,316,444
Series A, 5.25%, 07/01/21 (PR 07/01/19)	3,835	3,989,436
Series B, 5.00%, 09/01/21	1,000	1,102,960
Series B, 5.00%, 09/01/22	1,265	1,428,463
Series B, 5.00%, 09/01/24	2,000	2,346,520
Series B, 5.00%, 09/01/25	1,000	1,192,360
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	525,655
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	1,000	714,990
University of California, 5.00%, 05/15/41 (Call 05/15/26)	855	986,200
University of California RB
Series AF, 5.00%, 05/15/20	685	731,107
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	1,000	1,118,120
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,000	1,132,060
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	3,300	3,696,330
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	3,650	4,192,974
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	700	789,131
Series AO, 5.00%, 05/15/19	1,160	1,199,707
Series AO, 5.00%, 05/15/23	250	288,343
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,000	3,553,230
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	1,000	1,142,750
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	2,150	2,471,683
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,000	979,250
Series AV, 4.00%, 05/15/45 (Call 05/15/27)	500	525,730
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,378,440
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,000	1,184,880

iShares® California Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	$ 1,000	$ 1,200,190
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	650	765,290
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	500	525,990
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	894,502
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	9,000	10,639,530
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	500	587,775
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	594,680
Series G, 5.00%, 05/15/24 (Call 05/15/22)	535	599,077
Series G, 5.00%, 05/15/25 (Call 05/15/22)	535	598,858
Series G, 5.00%, 05/15/25 (PR 05/15/22)	465	522,014
Series G, 5.00%, 05/15/26 (Call 05/15/22)	270	302,009
Series G, 5.00%, 05/15/26 (PR 05/15/22)	230	258,200
Series G, 5.00%, 05/15/32 (Call 05/15/22)	390	431,687
Series G, 5.00%, 05/15/32 (PR 05/15/22)	335	376,074
Series G, 5.00%, 05/15/37 (Call 05/15/22)	660	725,558
Series G, 5.00%, 05/15/37 (PR 05/15/22)	660	740,923
Series G, 5.00%, 05/15/42 (Call 05/15/22)	3,050	3,336,059
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	412,811
Series I, 5.00%, 05/15/31 (Call 05/15/25)	2,765	3,226,313
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	628,592
Series K, 4.00%, 05/15/46 (Call 05/15/26)	1,500	1,570,710
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	581,750
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	262,470
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,187,840
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,740,240
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	288,553
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	562,855
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,154,110
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	607,740
Ventura County Community College District GO, Series C, 5.50%, 08/01/33 (PR 08/01/18)	1,250	1,258,350
Security	Par(000)	Value
California (continued)
Ventura County Public Financing Authority RB, 5.00%, 11/01/43 (Call 11/01/22)	$ 500	$ 556,945
West Contra Costa Unified School District GO, Series B, 5.63%, 08/01/35 (PR 08/01/18) (BHAC)	195	196,342
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	263,515
Whittier Union High School District GO, 0.00%, 08/01/34 (PR 08/01/19)(a)	400	151,316
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	450	257,760
Series B, 0.00%, 08/01/34 (AGM)(a)	1,250	706,788
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	500	213,140
Series C, 4.00%, 08/01/38 (Call 08/01/23)	500	515,980
Yosemite Community College District GO
Series C, 5.00%, 08/01/28 (PR 08/01/18) (AGM)	245	246,423
Series C, 5.00%, 08/01/32 (PR 08/01/18) (AGM)	500	502,905
		962,523,067
Total Municipal Debt Obligations — 99.6% (Cost: $950,814,871)		962,523,067
Total Investments in Securities — 99.6% (Cost: $950,814,871)		962,523,067
Other Assets, Less Liabilities — 0.4%		3,688,951
Net Assets — 100.0%		$ 966,212,018

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$ —	$962,523,067	$ —	$962,523,067
Portfolio Abbreviations - Fixed Income
AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.

PR	Prerefunded
RADIAN-IBCC	Radian Asset Assurance — Insured Bond Custodial Certificate
RB	Revenue Bond

iShares® Core 5-10 Year USD Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Collaterized Mortgage Obligations
Mortgage-Backed Securities — 1.9%
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.71%, 04/14/50	$ 150	$ 150,753
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.04%, 04/15/50(a)	130	130,886
GS Mortgage Securities Trust, Series 2014-GC22, Class A5, 3.86%, 06/10/47	140	143,471
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4, 3.98%, 02/15/51	125	127,465
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 03/10/46	170	169,618
		722,193
Total Collaterized Mortgage Obligations — 1.9% (Cost: $747,507)		722,193
Corporate Bonds & Notes
Advertising — 0.1%
Lamar Media Corp., 5.75%, 02/01/26 (Call 02/01/21)	25	25,368
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	25	23,961
		49,329
Aerospace & Defense — 0.5%
Arconic Inc., 5.13%, 10/01/24 (Call 07/01/24)	25	25,092
BAE Systems Holdings Inc., 3.80%, 10/07/24(b)	25	24,944
Boeing Co. (The), 2.85%, 10/30/24 (Call 07/30/24)	5	4,867
Embraer Netherlands Finance BV, 5.05%, 06/15/25	5	5,021
L3 Technologies Inc., 3.85%, 12/15/26 (Call 09/15/26)	2	1,952
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)	25	24,815
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	5	4,765
3.20%, 02/01/27 (Call 11/01/26)	5	4,748
3.25%, 08/01/23	25	24,853
Rockwell Collins Inc., 3.50%, 03/15/27 (Call 12/15/26)	5	4,787
TransDigm Inc., 6.50%, 07/15/24 (Call 07/15/19)	50	50,955
United Technologies Corp., 2.65%, 11/01/26 (Call 08/01/26)	25	22,635
		199,434
Agriculture — 0.2%
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	10	9,195
BAT Capital Corp.
3.22%, 08/15/24 (Call 06/15/24)(b)	10	9,539
3.56%, 08/15/27 (Call 05/15/27)(b)	5	4,717
Philip Morris International Inc.
3.13%, 08/17/27 (Call 05/17/27)	10	9,522
3.60%, 11/15/23	25	25,109
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	25	25,370
		83,452
Airlines — 0.1%
Southwest Airlines Co., 3.45%, 11/16/27 (Call 08/16/27)	25	23,838
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	21	21,048
		44,886
Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	5	4,601
Auto Manufacturers — 0.4%
American Honda Finance Corp., 2.30%, 09/09/26	10	9,134
Security	Par(000)	Value
Auto Manufacturers (continued)
BMW U.S. Capital LLC
2.80%, 04/11/26 (Call 01/11/26)(b)	$ 10	$ 9,372
3.75%, 04/12/28 (Call 01/12/28)(b)	25	24,702
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	25	24,752
General Motors Financial Co. Inc.
3.85%, 01/05/28 (Call 10/05/27)	25	23,522
3.95%, 04/13/24 (Call 02/13/24)	5	4,937
4.30%, 07/13/25 (Call 04/13/25)	5	4,958
4.35%, 01/17/27 (Call 10/17/26)	25	24,555
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(b)(c)	25	21,760
Toyota Motor Credit Corp., 3.40%, 04/14/25	25	24,873
		172,565
Auto Parts & Equiptment — 0.2%
American Axle & Manufacturing Inc., 6.50%, 04/01/27 (Call 04/01/22)(c)	25	24,452
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)	25	25,261
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 11/15/18)	25	24,883
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	5	5,202
		79,798
Banks — 3.6%
Bank of America Corp.
3.37%, 01/23/26 (Call 01/23/25)(a)(d)	25	24,148
3.42%, 12/20/28 (Call 12/20/27)(a)(d)	25	23,563
3.88%, 08/01/25	10	9,980
4.00%, 04/01/24	5	5,074
4.20%, 08/26/24	25	25,254
4.45%, 03/03/26	75	75,814
Bank of New York Mellon Corp. (The)
2.80%, 05/04/26 (Call 02/04/26)	25	23,627
3.65%, 02/04/24 (Call 01/05/24)	10	10,108
Bank of Nova Scotia (The), 4.50%, 12/16/25	25	25,064
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	25	23,624
3.30%, 10/30/24 (Call 09/30/24)	25	23,927
3.75%, 04/24/24 (Call 03/24/24)	5	4,950
3.75%, 03/09/27 (Call 02/09/27)	5	4,782
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)	25	23,381
3.89%, 01/10/28 (Call 01/10/27)(a)(d)	25	24,350
4.40%, 06/10/25	25	25,076
4.60%, 03/09/26	25	25,297
5.50%, 09/13/25	5	5,353
Commonwealth Bank of Australia, 2.85%, 05/18/26(b)	25	23,309
Deutsche Bank AG/London, 3.70%, 05/30/24	25	23,449
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	50	49,693
4.30%, 01/16/24 (Call 12/16/23)	10	10,239
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	50	48,507
3.50%, 11/16/26 (Call 11/16/25)	25	23,731
3.75%, 02/25/26 (Call 11/25/25)	25	24,291
3.85%, 01/26/27 (Call 01/26/26)	10	9,700
4.22%, 05/01/29 (Call 05/01/28)(a)(d)	25	24,664
JPMorgan Chase & Co.
3.30%, 04/01/26 (Call 01/01/26)	30	28,767
3.63%, 05/13/24	25	24,947
3.78%, 02/01/28 (Call 02/01/27)(a)(d)	50	48,960

iShares® Core 5-10 Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
3.90%, 07/15/25 (Call 04/15/25)	$ 10	$ 10,013
4.13%, 12/15/26	25	24,909
KfW
2.00%, 05/02/25	10	9,400
2.50%, 11/20/24(c)	35	34,077
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	30	27,277
2.00%, 01/13/25	5	4,716
2.38%, 06/10/25(c)	10	9,640
Series 37, 2.50%, 11/15/27	5	4,790
Mitsubishi UFJ Financial Group Inc., 3.68%, 02/22/27	25	24,684
Morgan Stanley
3.13%, 07/27/26	25	23,463
3.59%, 07/22/28 (Call 07/22/27)(a)(d)	25	23,858
3.88%, 01/27/26	25	24,761
3.95%, 04/23/27	5	4,827
4.00%, 07/23/25	25	25,136
4.35%, 09/08/26	10	9,957
Series F, 3.88%, 04/29/24	5	5,025
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	25	23,954
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(e)	5	4,767
3.90%, 04/29/24 (Call 03/29/24)(e)	15	15,086
Royal Bank of Canada, 4.65%, 01/27/26	25	25,442
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23	25	26,491
Santander Holdings USA Inc.
4.40%, 07/13/27 (Call 06/13/27)	10	9,654
4.50%, 07/17/25 (Call 04/17/25)	25	24,707
Santander UK PLC, 4.00%, 03/13/24	25	25,191
State Street Corp., 2.65%, 05/19/26	35	32,753
Sumitomo Mitsui Financial Group Inc.
3.54%, 01/17/28	25	24,385
3.78%, 03/09/26	25	24,900
U.S. Bancorp.
3.60%, 09/11/24 (Call 08/11/24)	10	9,936
Series V, 2.38%, 07/22/26 (Call 06/22/26)	15	13,651
Wells Fargo & Co.
3.00%, 02/19/25	10	9,451
3.00%, 04/22/26	10	9,344
3.00%, 10/23/26	25	23,210
4.10%, 06/03/26	35	34,487
4.48%, 01/16/24	25	25,658
Westpac Banking Corp., 3.35%, 03/08/27	25	24,126
		1,377,355
Beverages — 0.3%
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	35	34,478
3.70%, 02/01/24	5	5,039
Constellation Brands Inc., 3.70%, 12/06/26 (Call 09/06/26)	25	24,287
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	5	4,566
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	5	4,580
3.60%, 03/01/24 (Call 12/01/23)	25	25,406
		98,356
Biotechnology — 0.2%
Amgen Inc., 3.63%, 05/22/24 (Call 02/22/24)	25	25,034
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	5	4,902
Celgene Corp., 3.88%, 08/15/25 (Call 05/15/25)	25	24,526
Security	Par(000)	Value
Biotechnology (continued)
Gilead Sciences Inc.
2.95%, 03/01/27 (Call 12/01/26)	$ 5	$ 4,690
3.50%, 02/01/25 (Call 11/01/24)	5	4,951
3.65%, 03/01/26 (Call 12/01/25)	25	24,803
		88,906
Building Materials — 0.3%
Jeld-Wen Inc., 4.63%, 12/15/25 (Call 12/15/20)(b)	25	23,605
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	23,438
Masco Corp., 4.45%, 04/01/25 (Call 01/01/25)	10	10,185
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)	25	23,272
Standard Industries Inc./NJ, 6.00%, 10/15/25 (Call 10/15/20)(b)	25	25,246
		105,746
Chemicals — 0.5%
Blue Cube Spinco LLC, 10.00%, 10/15/25 (Call 10/15/20)	25	29,171
Chemours Co. (The), 6.63%, 05/15/23 (Call 07/02/18)	25	26,237
Dow Chemical Co. (The), 3.50%, 10/01/24 (Call 07/01/24)	25	24,518
LYB International Finance BV, 4.00%, 07/15/23	25	25,285
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	5	4,748
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	30	30,379
NOVA Chemicals Corp., 5.25%, 08/01/23 (Call 08/01/18)(b)	25	24,812
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	5	4,758
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	25	24,993
		194,901
Commercial Services — 0.3%
ADT Corp. (The), 4.13%, 06/15/23	25	22,838
Ecolab Inc., 3.25%, 12/01/27 (Call 09/01/27)	25	24,055
ERAC USA Finance LLC, 3.85%, 11/15/24 (Call 08/15/24)(b)	25	25,091
Moody's Corp., 4.88%, 02/15/24 (Call 11/15/23)	5	5,275
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(b)	20	21,187
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	5	5,074
United Rentals North America Inc., 5.75%, 11/15/24 (Call 05/15/19)	25	25,754
		129,274
Computers — 0.8%
Apple Inc.
2.90%, 09/12/27 (Call 06/12/27)	25	23,758
3.00%, 06/20/27 (Call 03/20/27)	25	23,999
3.25%, 02/23/26 (Call 11/23/25)	25	24,532
3.35%, 02/09/27 (Call 11/09/26)	5	4,933
3.45%, 05/06/24	25	25,182
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (Call 04/15/23)(b)	25	26,317
6.02%, 06/15/26 (Call 03/15/26)(b)	25	26,439
7.13%, 06/15/24 (Call 06/15/19)(b)	25	26,784
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(b)	25	25,652
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	25	25,734
International Business Machines Corp., 7.00%, 10/30/25	25	30,401
Seagate HDD Cayman, 4.75%, 06/01/23	25	24,634
		288,365
Cosmetics & Personal Care — 0.0%
Procter & Gamble Co. (The)
2.45%, 11/03/26	5	4,658
2.85%, 08/11/27	10	9,580
		14,238

iShares® Core 5-10 Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Diversified Financial Services — 1.1%
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	$ 5	$ 4,768
3.63%, 12/01/27 (Call 09/01/27)	25	23,245
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	25	25,556
American Express Co., 3.63%, 12/05/24 (Call 11/04/24)	25	24,627
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	20	19,301
Ameriprise Financial Inc., 4.00%, 10/15/23	25	25,698
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	25	24,983
Charles Schwab Corp. (The), 3.20%, 01/25/28 (Call 10/25/27)	25	23,970
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	5	4,868
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	25	24,189
3.95%, 11/06/24 (Call 08/06/24)	10	9,838
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	25	24,147
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.38%, 12/15/25 (Call 12/15/20)	25	24,935
Intercontinental Exchange Inc., 3.75%, 12/01/25 (Call 09/01/25)	5	5,018
Jefferies Group LLC, 6.45%, 06/08/27	10	11,020
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	5	4,839
National Rural Utilities Cooperative Finance Corp., 2.85%, 01/27/25 (Call 10/27/24)	25	24,028
Navient Corp., 6.13%, 03/25/24	25	25,062
ORIX Corp., 3.70%, 07/18/27	25	24,320
Synchrony Financial, 4.25%, 08/15/24 (Call 05/15/24)	25	24,681
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	25	24,490
		403,583
Electric — 1.7%
Abu Dhabi National Energy Co. PJSC, 3.88%, 05/06/24(f)	200	195,662
American Electric Power Co. Inc., 3.20%, 11/13/27 (Call 08/13/27)	25	23,576
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	24,176
Berkshire Hathaway Energy Co., 3.75%, 11/15/23 (Call 08/15/23)	10	10,147
Calpine Corp., 5.88%, 01/15/24 (Call 11/01/18)(b)	25	25,008
Commonwealth Edison Co., 2.95%, 08/15/27 (Call 05/15/27)	10	9,501
Dominion Energy Inc., 4.25%, 06/01/28	25	25,135
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)	25	22,951
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	10	9,093
3.15%, 08/15/27 (Call 05/15/27)	10	9,349
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	25	24,543
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	25	24,930
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	25	24,562
Entergy Arkansas Inc., 3.70%, 06/01/24 (Call 03/01/24)	25	25,295
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)	30	29,959
FirstEnergy Corp., Series B, 3.90%, 07/15/27 (Call 04/15/27)	10	9,790
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	10	9,625
NRG Energy Inc., 7.25%, 05/15/26 (Call 05/15/21)	25	26,808
Pacific Gas & Electric Co., 3.50%, 06/15/25 (Call 03/15/25)	5	4,820
San Diego Gas & Electric Co., 2.50%, 05/15/26 (Call 02/15/26)	25	23,195
Sempra Energy, 3.55%, 06/15/24 (Call 03/15/24)	10	9,901
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	30	29,156
3.25%, 07/01/26 (Call 04/01/26)	10	9,460
Southwestern Electric Power Co., Series K, 2.75%, 10/01/26 (Call 07/01/26)	5	4,623
Talen Energy Supply LLC, 10.50%, 01/15/26 (Call 01/15/22)(b)	10	9,302
Security	Par(000)	Value
Electric (continued)
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)	$ 25	$ 24,156
Vistra Energy Corp., 8.13%, 01/30/26 (Call 07/30/20)(b)	25	27,435
		672,158
Electrical Components & Equiptment — 0.0%
Hubbell Inc., 3.15%, 08/15/27 (Call 05/15/27)	10	9,416
Electronics — 0.1%
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	10	9,418
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	25	23,085
		32,503
Engineering & Construction — 0.5%
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(f)	200	184,870
Entertainment — 0.1%
GLP Capital LP / GLP Financing II Inc., 5.25%, 06/01/25	20	20,054
Food — 0.6%
Albertsons Companies LLC/Safeway Inc./New Albertson's Inc./Albertson's LLC, 6.63%, 06/15/24 (Call 06/15/19)	25	23,560
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	50	47,925
Kellogg Co., 3.40%, 11/15/27 (Call 08/15/27)	50	46,835
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	25	22,815
3.95%, 07/15/25 (Call 04/15/25)	10	9,864
4.88%, 02/15/25 (Call 02/15/20)(b)	5	5,191
Kroger Co. (The), 3.70%, 08/01/27 (Call 05/01/27)	10	9,571
Lamb Weston Holdings Inc., 4.63%, 11/01/24 (Call 11/01/21)(b)	25	24,526
McCormick & Co. Inc./MD, 3.15%, 08/15/24 (Call 06/15/24)	10	9,644
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(b)	25	24,194
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)	10	9,567
Tyson Foods Inc., 3.55%, 06/02/27 (Call 03/02/27)	5	4,770
		238,462
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	10	10,060
International Paper Co., 3.65%, 06/15/24 (Call 03/15/24)	5	4,946
		15,006
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.50%, 05/20/25 (Call 02/20/25)	25	24,292
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(b)	10	9,529
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	25	24,780
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	10	9,637
Southern Co. Gas Capital Corp., 2.45%, 10/01/23 (Call 08/01/23)	10	9,393
		77,631
Health Care - Products — 0.3%
Abbott Laboratories, 3.75%, 11/30/26 (Call 08/30/26)	25	24,739
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	5	4,768
3.73%, 12/15/24 (Call 09/15/24)	5	4,906
Boston Scientific Corp., 4.00%, 03/01/28 (Call 12/01/27)	25	24,711
Medtronic Inc., 3.50%, 03/15/25	5	4,994
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	5	4,922
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	25	23,283
3.20%, 08/15/27 (Call 05/15/27)	10	9,409
4.15%, 02/01/24 (Call 11/01/23)	5	5,099

iShares® Core 5-10 Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)	$ 25	$ 24,070
		130,901
Health Care - Services — 0.6%
Aetna Inc., 2.80%, 06/15/23 (Call 04/15/23)	10	9,601
Anthem Inc., 3.50%, 08/15/24 (Call 05/15/24)	5	4,891
Centene Corp., 4.75%, 01/15/25 (Call 01/15/20)	25	24,844
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	10	9,081
3.25%, 04/15/25 (Call 01/15/25)	5	4,745
DaVita Inc., 5.13%, 07/15/24 (Call 07/15/19)	25	24,374
Encompass Health Corp., 5.75%, 09/15/25 (Call 09/15/20)	25	25,508
Envision Healthcare Corp., 6.25%, 12/01/24 (Call 12/01/19)(b)(c)	25	26,407
HCA Inc., 5.38%, 02/01/25	50	49,116
Laboratory Corp. of America Holdings, 3.25%, 09/01/24 (Call 07/01/24)	10	9,684
LifePoint Health Inc., 5.38%, 05/01/24 (Call 05/01/19)	25	24,199
Tenet Healthcare Corp., 4.63%, 07/15/24 (Call 07/15/20)(b)	25	24,052
UnitedHealth Group Inc., 3.75%, 07/15/25	10	10,057
		246,559
Holding Companies - Diversified — 0.1%
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	25	25,941
Home Builders — 0.1%
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	25	24,248
5.25%, 06/01/26 (Call 12/01/25)(b)	25	24,670
		48,918
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	10	9,498
Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	10	9,318
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	25	24,813
		34,131
Housewares — 0.0%
Newell Brands Inc., 4.20%, 04/01/26 (Call 01/01/26)	5	4,904
Insurance — 1.0%
Acrisure LLC/Acrisure Finance Inc., 7.00%, 11/15/25 (Call 11/15/20)(b)	10	9,330
Aflac Inc., 3.63%, 11/15/24	25	25,004
Allstate Corp. (The), 5.75%, 08/15/53 (Call 08/15/23)(a)(d)	25	25,973
American International Group Inc.
3.90%, 04/01/26 (Call 01/01/26)	35	34,187
4.13%, 02/15/24	5	5,055
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	25	24,757
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	23,799
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	25	24,242
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	25	23,561
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(b)	25	24,867
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	5	5,010
Lincoln National Corp., 3.63%, 12/12/26 (Call 09/15/26)	5	4,821
Manulife Financial Corp., 4.15%, 03/04/26	25	25,167
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	5	4,869
MetLife Inc.
3.60%, 04/10/24	5	5,001
Series D, 4.37%, 09/15/23	25	26,034
New York Life Global Funding, 3.00%, 01/10/28(b)	25	23,623
Security	Par(000)	Value
Insurance (continued)
Prudential Financial Inc., 5.63%, 06/15/43 (Call 06/15/23)(a)(d)	$ 50	$ 52,024
		367,324
Internet — 0.4%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	5	4,507
3.38%, 02/25/24	5	5,054
Amazon.com Inc.
3.15%, 08/22/27 (Call 05/22/27)(b)	25	24,167
3.80%, 12/05/24 (Call 09/05/24)	5	5,134
Expedia Group Inc., 4.50%, 08/15/24 (Call 05/15/24)	25	25,136
Netflix Inc., 4.38%, 11/15/26(c)	25	23,553
VeriSign Inc., 4.75%, 07/15/27 (Call 07/15/22)	25	24,191
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	25	25,358
		137,100
Iron & Steel — 0.1%
ArcelorMittal, 6.13%, 06/01/25	25	26,858
Vale Overseas Ltd., 6.25%, 08/10/26	25	27,098
		53,956
Lodging — 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(b)	25	24,530
Machinery — 0.3%
ABB Finance USA Inc., 3.80%, 04/03/28 (Call 01/03/28)	25	25,355
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 03/15/24 (Call 03/15/20)(b)	25	26,663
Caterpillar Financial Services Corp., 3.25%, 12/01/24	25	24,725
John Deere Capital Corp., 3.45%, 03/13/25	25	24,953
		101,696
Manufacturing — 0.2%
3M Co.
2.88%, 10/15/27 (Call 07/15/27)	25	23,764
3.00%, 08/07/25	5	4,926
General Electric Co., 3.45%, 05/15/24 (Call 02/13/24)	25	24,602
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	5	4,647
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	25	24,008
		81,947
Media — 1.2%
AMC Networks Inc., 5.00%, 04/01/24 (Call 04/01/20)	25	24,300
CBS Corp., 2.90%, 01/15/27 (Call 10/15/26)	25	22,290
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (Call 05/01/22)(b)	25	23,444
5.75%, 02/15/26 (Call 02/15/21)(b)	25	24,478
5.88%, 04/01/24 (Call 04/01/19)(b)	25	25,218
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)	30	30,612
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	10	8,797
3.15%, 03/01/26 (Call 12/01/25)	25	23,586
3.60%, 03/01/24	5	4,981
CSC Holdings LLC, 5.25%, 06/01/24	100	94,302
Discovery Communications LLC
3.90%, 11/15/24 (Call 08/15/24)(b)	5	4,947
4.90%, 03/11/26 (Call 12/11/25)	25	25,517
DISH DBS Corp., 5.88%, 11/15/24	25	20,753
Sirius XM Radio Inc., 6.00%, 07/15/24 (Call 07/15/19)(b)	25	25,562

iShares® Core 5-10 Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media (continued)
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	$ 25	$ 24,157
3.80%, 02/15/27 (Call 11/15/26)	10	9,673
4.05%, 12/15/23	5	5,081
Univision Communications Inc., 5.13%, 02/15/25 (Call 02/15/20)(b)	25	23,062
Viacom Inc., 4.25%, 09/01/23 (Call 06/01/23)	25	25,135
Walt Disney Co. (The)
1.85%, 07/30/26	25	22,014
3.15%, 09/17/25	5	4,911
		472,820
Metal Fabricate & Hardware — 0.1%
Novelis Corp., 5.88%, 09/30/26 (Call 09/30/21)(b)	25	24,492
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	10	9,804
		34,296
Mining — 0.2%
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)	25	24,263
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	5	5,068
Teck Resources Ltd., 8.50%, 06/01/24 (Call 06/01/19)(b)	25	27,651
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(b)	25	24,130
		81,112
Office & Business Equipment — 0.0%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	10	8,574
Oil & Gas — 2.2%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	25	24,289
5.55%, 03/15/26 (Call 12/15/25)	5	5,422
Antero Resources Corp., 5.00%, 03/01/25 (Call 03/01/20)(c)	25	24,868
BP Capital Markets PLC
3.02%, 01/16/27 (Call 10/16/26)	25	23,793
3.22%, 11/28/23 (Call 09/28/23)	5	4,953
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	5	4,909
Chesapeake Energy Corp., 8.00%, 06/15/27 (Call 06/15/22)(c)	10	9,959
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	25	24,059
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	200	203,468
Ecopetrol SA, 4.13%, 01/16/25	100	96,150
Equinor ASA, 3.25%, 11/10/24	25	24,860
Exxon Mobil Corp., 3.04%, 03/01/26 (Call 12/01/25)	25	24,331
Gulfport Energy Corp., 6.38%, 05/15/25 (Call 05/15/20)	25	24,027
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	25	25,382
MEG Energy Corp., 7.00%, 03/31/24 (Call 09/30/18)(b)	25	22,594
Newfield Exploration Co., 5.63%, 07/01/24	25	26,400
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25 (Call 01/15/20)(b)	25	24,597
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 06/15/20)	25	25,931
Petrobras Global Finance BV, 6.25%, 03/17/24	75	75,769
Petroleos de Venezuela SA
6.00%, 05/16/24(f)(g)	15	3,397
9.00%, 11/17/21(f)(g)	15	3,934
Range Resources Corp., 4.88%, 05/15/25 (Call 02/15/25)(c)	25	23,486
Rowan Companies Inc., 4.75%, 01/15/24 (Call 10/15/23)	25	21,470
Shell International Finance BV
2.88%, 05/10/26	25	23,830
3.40%, 08/12/23	5	5,037
SM Energy Co., 5.00%, 01/15/24 (Call 07/15/18)	25	23,457
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	5	4,964
Security	Par(000)	Value
Oil & Gas (continued)
Transocean Inc., 9.00%, 07/15/23 (Call 07/15/20)(b)	$ 25	$ 26,815
Valero Energy Corp., 3.40%, 09/15/26 (Call 06/15/26)	5	4,790
WPX Energy Inc., 5.75%, 06/01/26 (Call 06/01/21)	5	4,990
		841,931
Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	25	24,973
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(b)	25	26,069
Schlumberger Holdings Corp., 4.00%, 12/21/25 (Call 09/21/25)(b)	10	10,045
		61,087
Packaging & Containers — 0.3%
Ball Corp., 4.00%, 11/15/23	25	24,505
BWAY Holding Co., 5.50%, 04/15/24 (Call 04/15/20)(b)	25	24,766
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(b)	25	25,408
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 07/15/19)(b)	25	24,636
WestRock Co., 3.00%, 09/15/24 (Call 07/15/24)(b)	25	23,788
		123,103
Pharmaceuticals — 1.3%
AbbVie Inc., 3.60%, 05/14/25 (Call 02/14/25)	25	24,386
Allergan Funding SCS, 3.80%, 03/15/25 (Call 12/15/24)	25	24,319
AstraZeneca PLC, 3.38%, 11/16/25	5	4,880
Cardinal Health Inc., 3.08%, 06/15/24 (Call 04/15/24)	5	4,738
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	25	22,927
3.88%, 07/20/25 (Call 04/20/25)	5	4,919
4.30%, 03/25/28 (Call 12/25/27)	30	29,851
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 07/02/18)(b)	25	18,575
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)	25	23,803
3.40%, 03/01/27 (Call 12/01/26)	5	4,625
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	25	25,394
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	5	4,828
2.95%, 03/03/27 (Call 12/03/26)	5	4,848
3.38%, 12/05/23	50	50,891
McKesson Corp., 3.80%, 03/15/24 (Call 12/15/23)	5	4,977
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	25	24,056
Mylan NV, 3.95%, 06/15/26 (Call 03/15/26)	25	23,843
Novartis Capital Corp., 3.40%, 05/06/24	25	25,074
Pfizer Inc.
3.00%, 12/15/26	5	4,822
5.80%, 08/12/23	25	28,035
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	25	22,986
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 07/21/23	25	21,406
Valeant Pharmaceuticals International Inc.
6.13%, 04/15/25 (Call 04/15/20)(b)	25	23,115
7.00%, 03/15/24 (Call 03/15/20)(b)	25	26,225
9.25%, 04/01/26 (Call 04/01/22)(b)	10	10,490
Zoetis Inc., 3.00%, 09/12/27 (Call 06/12/27)	25	23,208
		487,221
Pipelines — 0.9%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	25	24,338

iShares® Core 5-10 Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines (continued)
Enable Midstream Partners LP, 4.40%, 03/15/27 (Call 12/15/26)	$ 5	$ 4,851
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	3	2,924
Energy Transfer Equity LP, 5.88%, 01/15/24 (Call 10/15/23)	25	25,983
Energy Transfer Partners LP, 4.05%, 03/15/25 (Call 12/15/24)	25	24,231
Energy Transfer Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	5	5,046
Enterprise Products Operating LLC, 3.90%, 02/15/24 (Call 11/15/23)	25	25,239
MPLX LP
4.88%, 12/01/24 (Call 09/01/24)	10	10,447
4.88%, 06/01/25 (Call 03/01/25)	25	25,883
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(b)	25	24,287
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	25	24,571
4.65%, 10/15/25 (Call 07/15/25)	5	5,024
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	5	5,155
5.63%, 03/01/25 (Call 12/01/24)	25	26,723
5.88%, 06/30/26 (Call 12/31/25)	10	10,848
Sunoco Logistics Partners Operations LP, 5.95%, 12/01/25 (Call 09/01/25)	25	26,815
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.25%, 11/15/23 (Call 07/02/18)	25	23,829
Williams Companies Inc. (The), 4.55%, 06/24/24 (Call 03/24/24)	25	25,086
Williams Partners LP, 3.90%, 01/15/25 (Call 10/15/24)	25	24,503
		345,783
Private Equity — 0.1%
Apollo Management Holdings LP, 4.40%, 05/27/26 (Call 02/27/26)(b)	25	25,389
Real Estate — 0.1%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(b)	25	24,176
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	5	5,011
4.25%, 08/15/23 (Call 05/15/23)	5	5,169
		34,356
Real Estate Investment Trusts — 1.5%
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	25	25,038
American Tower Corp., 3.55%, 07/15/27 (Call 04/15/27)	5	4,695
AvalonBay Communities Inc., 3.50%, 11/15/24 (Call 08/15/24)	25	24,764
Boston Properties LP, 3.80%, 02/01/24 (Call 11/01/23)	25	24,969
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	25	24,298
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)	10	8,521
Crown Castle International Corp., 3.65%, 09/01/27 (Call 06/01/27)	5	4,722
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)	5	4,906
Equinix Inc., 5.88%, 01/15/26 (Call 01/15/21)	25	25,470
ERP Operating LP, 3.25%, 08/01/27 (Call 05/01/27)	10	9,541
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	25	23,812
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	5	4,916
4.00%, 06/01/25 (Call 03/01/25)	5	4,921
4.25%, 11/15/23 (Call 08/15/23)	25	25,281
Hospitality Properties Trust, 4.50%, 03/15/25 (Call 09/15/24)	25	24,688
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	25	24,406
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	25	24,076
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	10	9,479
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	$ 25	$ 22,947
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., 5.63%, 05/01/24 (Call 02/01/24)	25	25,257
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	2	1,988
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	5	4,982
4.50%, 01/15/25 (Call 10/15/24)	10	9,781
4.50%, 04/01/27 (Call 01/01/27)(c)	5	4,764
5.25%, 01/15/26 (Call 10/15/25)	25	25,202
Realty Income Corp.
4.13%, 10/15/26 (Call 07/15/26)	25	24,976
4.65%, 08/01/23 (Call 05/01/23)	5	5,209
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	5	4,793
SBA Communications Corp., 4.88%, 09/01/24 (Call 09/01/19)	25	23,369
Simon Property Group LP, 3.38%, 10/01/24 (Call 07/01/24)	10	9,802
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 8.25%, 10/15/23 (Call 04/15/19)	25	24,389
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	5	4,638
3.50%, 02/01/25 (Call 11/01/24)	50	48,326
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	10	9,316
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	25	24,544
		572,786
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc., 4.25%, 05/15/24 (Call 05/15/20)(b)	25	23,611
Advance Auto Parts Inc., 4.50%, 12/01/23 (Call 09/01/23)	10	10,311
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	5	4,806
Golden Nugget Inc., 6.75%, 10/15/24 (Call 10/15/19)(b)	25	25,305
Home Depot Inc. (The)
2.80%, 09/14/27 (Call 06/14/27)	5	4,700
3.35%, 09/15/25 (Call 06/15/25)	25	24,781
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 06/01/26 (Call 06/01/21)(b)	25	24,520
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)	25	24,800
Lowe's Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	5	4,785
3.38%, 09/15/25 (Call 06/15/25)	25	24,702
McDonald's Corp.
3.38%, 05/26/25 (Call 02/26/25)	10	9,862
3.70%, 01/30/26 (Call 10/30/25)	25	25,049
PetSmart Inc., 5.88%, 06/01/25 (Call 06/01/20)(b)	25	17,231
QVC Inc., 4.85%, 04/01/24	10	10,114
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	25	23,509
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)	25	24,120
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	5	4,735
3.80%, 11/18/24 (Call 08/18/24)	25	24,836
		311,777
Semiconductors — 0.4%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	5	4,987
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	5	4,658
3.63%, 01/15/24 (Call 11/15/23)	5	4,868
3.88%, 01/15/27 (Call 10/15/26)	25	23,899

iShares® Core 5-10 Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Semiconductors (continued)
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	$ 25	$ 23,458
3.70%, 07/29/25 (Call 04/29/25)	5	5,079
Micron Technology Inc., 5.50%, 02/01/25 (Call 08/01/19)	25	26,004
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)	25	23,540
3.45%, 05/20/25 (Call 02/20/25)	5	4,843
Sensata Technologies BV, 5.00%, 10/01/25(b)	25	25,086
Texas Instruments Inc., 2.90%, 11/03/27 (Call 08/03/27)	5	4,749
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	3	2,870
		154,041
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(b)	25	23,877
Software — 0.6%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	5	4,808
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	5	4,748
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(b)	25	23,888
Fidelity National Information Services Inc., 3.00%, 08/15/26 (Call 05/15/26)	5	4,613
First Data Corp., 7.00%, 12/01/23 (Call 12/01/18)(b)	25	26,198
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	10	10,025
Microsoft Corp.
3.13%, 11/03/25 (Call 08/03/25)	25	24,640
3.30%, 02/06/27 (Call 11/06/26)	5	4,954
3.63%, 12/15/23 (Call 09/15/23)	50	51,249
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	25	23,962
3.25%, 11/15/27 (Call 08/15/27)	25	24,265
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/19)(b)	30	33,325
VMware Inc., 3.90%, 08/21/27 (Call 05/21/27)	10	9,390
		246,065
Telecommunications — 1.6%
AT&T Inc.
3.80%, 03/01/24 (Call 01/01/24)	25	24,830
4.13%, 02/17/26 (Call 11/17/25)	25	24,773
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(f)	200	201,690
CenturyLink Inc., Series Y, 7.50%, 04/01/24 (Call 01/01/24)(c)	25	25,722
Cisco Systems Inc.
3.50%, 06/15/25	25	25,209
3.63%, 03/04/24	5	5,089
CommScope Technologies LLC, 6.00%, 06/15/25 (Call 06/15/20)(b)	25	25,118
Frontier Communications Corp.
8.50%, 04/01/26 (Call 04/01/21)(b)(c)	25	24,217
11.00%, 09/15/25 (Call 06/15/25)	25	19,999
Hughes Satellite Systems Corp., 5.25%, 08/01/26	25	23,780
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (Call 02/15/19)(b)	25	26,422
Juniper Networks Inc., 4.50%, 03/15/24	10	10,230
Level 3 Financing Inc., 5.38%, 01/15/24 (Call 01/15/19)	25	24,396
Sprint Corp., 7.88%, 09/15/23	50	52,547
T-Mobile USA Inc., 6.50%, 01/15/26 (Call 01/15/21)	25	26,119
Security	Par(000)	Value
Telecommunications (continued)
Verizon Communications Inc.
2.63%, 08/15/26	$ 5	$ 4,509
4.13%, 03/16/27	25	25,064
5.15%, 09/15/23	25	26,881
		596,595
Textiles — 0.1%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	25	24,753
Transportation — 0.8%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	10	9,679
3.65%, 09/01/25 (Call 06/01/25)	25	25,154
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	10	9,572
CSX Corp., 3.25%, 06/01/27 (Call 03/01/27)	5	4,755
FedEx Corp., 3.20%, 02/01/25	25	24,314
Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/27(f)	200	195,094
Union Pacific Corp., 2.75%, 03/01/26 (Call 12/01/25)	25	23,625
		292,193
Trucking & Leasing — 0.1%
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	25	24,553
Total Corporate Bonds & Notes — 27.7% (Cost: $10,996,184)		10,614,606
Foreign Government Obligations(h)
Argentina — 0.4%
Argentine Republic Government International Bond, 7.50%, 04/22/26	150	147,927
Brazil — 0.5%
Brazilian Government International Bond, 4.63%, 01/13/28 (Call 10/13/27)	200	185,288
Canada — 0.2%
Province of Alberta Canada, 3.30%, 03/15/28	20	20,002
Province of British Columbia Canada, 2.25%, 06/02/26	5	4,681
Province of Ontario Canada, 3.20%, 05/16/24	5	5,007
Province of Quebec Canada
2.75%, 04/12/27	5	4,817
2.88%, 10/16/24	50	49,342
		83,849
Dominican Republic — 0.3%
Dominican Republic International Bond, 5.95%, 01/25/27(f)	100	100,382
Indonesia — 0.5%
Indonesia Government International Bond, 3.85%, 07/18/27(f)	200	192,562
Italy — 0.1%
Republic of Italy Government International Bond, 6.88%, 09/27/23	30	33,129
Peru — 0.2%
Peruvian Government International Bond, 4.13%, 08/25/27	80	81,780
Russia — 0.5%
Russian Foreign Bond-Eurobond, 4.25%, 06/23/27(f)	200	193,966
South Africa — 0.2%
Republic of South Africa Government International Bond, 4.67%, 01/17/24	100	99,592

iShares® Core 5-10 Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Supranational — 0.6%
Asian Development Bank
2.00%, 01/22/25	$ 25	$ 23,624
2.00%, 04/24/26	10	9,326
2.63%, 01/12/27(c)	5	4,860
2.75%, 01/19/28	20	19,591
European Investment Bank
1.88%, 02/10/25	5	4,665
2.13%, 04/13/26	50	47,011
3.25%, 01/29/24	5	5,084
Inter-American Development Bank
2.13%, 01/15/25	25	23,818
2.38%, 07/07/27	5	4,756
3.00%, 02/21/24	25	25,128
International Bank for Reconstruction & Development
2.13%, 03/03/25	25	23,828
2.50%, 07/29/25	25	24,303
		215,994
Turkey — 0.3%
Turkey Government International Bond, 7.38%, 02/05/25	100	104,987
Venezuela — 0.0%
Venezuela Government International Bond
7.65%, 04/21/25(f)(g)	15	4,277
9.00%, 05/07/23(f)(g)	10	2,795
		7,072
Total Foreign Government Obligations — 3.8% (Cost: $1,505,205)		1,446,528
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 47.9%
Federal Home Loan Mortgage Corp.
2.50%, 06/01/48(i)	10	9,372
3.00%, 06/01/33(i)	125	124,375
3.00%, 09/01/46	105	102,268
3.00%, 12/01/46	62	59,902
3.00%, 08/01/47	37	35,890
3.00%, 06/01/48(i)	1,136	1,102,098
3.50%, 06/01/33(i)	50	50,688
3.50%, 04/01/47	206	205,460
3.50%, 07/01/47	83	83,408
3.50%, 08/01/47	24	23,870
3.50%, 09/01/47	370	369,576
3.50%, 12/01/47	24	24,153
3.50%, 02/01/48	193	192,735
3.50%, 03/01/48	44	43,688
3.50%, 05/01/48	104	103,632
3.50%, 06/01/48(i)	509	507,807
4.00%, 02/01/46	364	372,316
4.00%, 01/01/48	143	146,498
4.00%, 06/01/48(i)	520	531,700
4.50%, 06/01/48(i)	450	469,828
5.00%, 12/01/41	679	723,979
5.00%, 04/01/48	81	85,755
Federal National Mortgage Association
2.50%, 06/01/33(i)	25	24,367
2.50%, 06/01/48(i)	30	28,144
3.00%, 06/01/33(i)	225	223,910
3.00%, 05/01/45	73	71,743
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.00%, 11/01/46	$ 24	$ 23,424
3.00%, 12/01/46	123	119,142
3.00%, 01/01/47	54	52,916
3.00%, 02/01/47	704	683,570
3.00%, 03/01/47	135	131,379
3.00%, 06/01/48(i)	897	870,651
3.50%, 06/01/33(i)	200	202,781
3.50%, 02/01/45	32	32,568
3.50%, 01/01/46	41	41,411
3.50%, 07/01/46	21	21,249
3.50%, 08/01/46	996	995,986
3.50%, 12/01/46	76	76,742
3.50%, 01/01/47	117	117,511
3.50%, 02/01/47	95	95,914
3.50%, 05/01/47	48	47,753
3.50%, 01/01/48	54	54,143
3.50%, 02/01/48	550	549,031
3.50%, 04/01/48	50	49,847
3.50%, 06/01/48(i)	288	287,325
4.00%, 05/01/33	38	39,392
4.00%, 06/01/33(i)	37	38,052
4.00%, 06/01/38	35	36,616
4.00%, 07/01/46	1,242	1,272,124
4.00%, 01/01/48	209	214,325
4.00%, 06/01/48(i)	274	280,122
4.50%, 01/01/44	433	455,856
4.50%, 06/01/48(i)	50	52,219
5.00%, 03/01/48	25	26,805
5.00%, 04/01/48	102	108,262
5.00%, 06/01/48(i)	1	1,060
5.50%, 01/01/47	40	42,795
FHLMC Multifamily Structured Pass Through Certificates
Series K053, Class A2, 3.00%, 12/25/25	88	86,396
Series K056, Class A2, 2.53%, 05/25/26	35	33,146
Series K066, Class A2, 3.12%, 06/25/27	100	98,042
Government National Mortgage Association
2.50%, 06/01/48(i)	70	66,500
3.00%, 05/20/45	43	42,051
3.00%, 10/20/45	30	29,382
3.00%, 02/20/46	102	100,837
3.00%, 05/20/46	79	77,981
3.00%, 06/20/46	101	98,841
3.00%, 07/20/46	84	82,659
3.00%, 08/20/46	84	82,137
3.00%, 09/20/46	118	115,450
3.00%, 12/20/46	134	131,565
3.00%, 02/20/47	77	75,260
3.00%, 06/01/48(i)	501	490,902
3.50%, 12/20/45	18	17,783
3.50%, 03/20/46	221	222,944
3.50%, 06/20/46	377	380,617
3.50%, 10/20/46	1,244	1,254,589
3.50%, 12/20/46	85	85,413
3.50%, 01/20/47	25	24,979
3.50%, 02/20/47	65	65,855
3.50%, 03/20/47	50	50,038
3.50%, 12/15/47	96	96,715
3.50%, 04/20/48	142	143,216
3.50%, 06/01/48(i)	305	306,763
4.00%, 03/20/48	164	168,193

iShares® Core 5-10 Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
4.00%, 05/20/48	$ 211	$ 217,274
4.00%, 06/01/48(i)	625	641,699
4.50%, 10/20/46	179	188,711
4.50%, 04/20/48	109	113,806
4.50%, 06/01/48(i)	66	68,681
		18,396,558
U.S. Government Agency Obligations — 0.4%
Federal Home Loan Banks, 2.75%, 12/13/24	50	49,592
Federal National Mortgage Association, 2.13%, 04/24/26	125	117,866
		167,458
U.S. Government Obligations — 16.8%
U.S. Treasury Note/Bond
1.25%, 07/31/23	300	279,326
1.38%, 08/31/23	300	280,779
1.38%, 09/30/23	550	514,094
1.50%, 08/15/26	125	112,966
1.63%, 10/31/23	50	47,316
1.63%, 05/15/26	300	274,726
2.00%, 04/30/24	375	360,139
2.00%, 02/15/25	300	285,998
2.00%, 08/15/25	250	237,325
2.00%, 11/15/26	175	164,182
2.25%, 01/31/24	300	292,724
2.25%, 11/15/24	150	145,535
2.25%, 12/31/24	600	581,715
2.25%, 02/15/27	475	453,851
2.25%, 08/15/27	400	381,127
2.38%, 08/15/24	300	293,731
2.38%, 05/15/27	175	168,752
2.75%, 11/15/23	300	300,870
2.75%, 02/15/28	300	297,923
6.00%, 02/15/26	200	244,480
6.50%, 11/15/26	60	76,673
6.63%, 02/15/27	350	453,379
6.75%, 08/15/26	150	193,556
		6,441,167
Total U.S. Government & Agency Obligations — 65.1% (Cost: $25,437,862)		25,005,183
Security	Shares(000)	Value
Short-Term Investments
Money Market Funds — 21.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(j)(k)	7,666	$ 7,667,560
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(j)(l)	565	564,880
		8,232,440
Total Short-Term Investments — 21.4% (Cost: $8,232,250)		8,232,440
Total Investments in Securities — 119.9% (Cost: $46,919,008)		46,020,950
Other Assets, Less Liabilities — (19.9)%		(7,637,537)
Net Assets — 100.0%		$ 38,383,413

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Affiliate of the Fund.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Issuer is in default of interest payments.
(h)	Investments are denominated in U.S. dollars.
(i)	TBA transaction.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of security has been pledged as collateral in connection with outstanding TBA agreements.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,015	—	(4,349) (a)	7,666	$7,667,560	$46,015	$ (1,570)	$ 2,087
BlackRock Cash Funds: Treasury, SL Agency Shares	490	75 (a)	—	565	564,880	1,299 (b)	—	—
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	5	—	—	5	4,767	41	—	(42)
3.90%, 04/29/24	15	—	—	15	15,086	115	—	(184)
					$8,252,293	$47,470	$ (1,570)	$ 1,861

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Core 5-10 Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$ —	$ 722,193	$ —	$ 722,193
Corporate Bonds & Notes	—	10,614,606	—	10,614,606
Foreign Government Obligations	—	1,446,528	—	1,446,528
U.S. Government & Agency Obligations	—	25,005,183	—	25,005,183
Money Market Funds	8,232,440	—	—	8,232,440
	$ 8,232,440	$37,788,510	$ —	$46,020,950

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
WPP Finance 2010
5.13%, 09/07/42	$ 10	$ 9,917
5.63%, 11/15/43	15	15,882
		25,799
Aerospace & Defense — 1.0%
Arconic Inc., 5.95%, 02/01/37	30	29,043
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	25	26,064
Boeing Co. (The)
3.38%, 06/15/46 (Call 12/15/45)	10	9,135
3.55%, 03/01/38 (Call 09/01/37)	200	194,126
3.65%, 03/01/47 (Call 09/01/46)	10	9,546
5.88%, 02/15/40	10	12,717
6.13%, 02/15/33	50	63,176
General Dynamics Corp., 3.60%, 11/15/42 (Call 05/15/42)	26	24,923
Harris Corp.
4.85%, 04/27/35 (Call 10/27/34)	15	15,562
5.05%, 04/27/45 (Call 10/27/44)	50	53,301
6.15%, 12/15/40	10	12,162
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)	100	108,599
Lockheed Martin Corp.
3.60%, 03/01/35 (Call 09/01/34)	35	33,120
3.80%, 03/01/45 (Call 09/01/44)	58	53,983
4.07%, 12/15/42	143	139,369
4.09%, 09/15/52 (Call 03/15/52)	15	14,348
4.50%, 05/15/36 (Call 11/15/35)	45	47,316
4.70%, 05/15/46 (Call 11/15/45)	157	167,773
Series B, 6.15%, 09/01/36	50	62,647
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	150	137,926
4.03%, 10/15/47 (Call 04/15/47)	113	106,575
4.75%, 06/01/43	3	3,158
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	33,542
Raytheon Co.
4.20%, 12/15/44 (Call 06/15/44)	10	10,519
4.88%, 10/15/40	26	29,696
Rockwell Collins Inc.
4.35%, 04/15/47 (Call 10/15/46)	59	56,808
4.80%, 12/15/43 (Call 06/15/43)	55	56,097
United Technologies Corp.
3.75%, 11/01/46 (Call 05/01/46)	105	92,476
4.15%, 05/15/45 (Call 11/16/44)	125	117,517
4.50%, 06/01/42	279	275,898
5.40%, 05/01/35	25	27,356
6.05%, 06/01/36	25	29,222
6.13%, 07/15/38	17	20,272
		2,073,972
Agriculture — 0.6%
Altria Group Inc.
3.88%, 09/16/46 (Call 03/16/46)	75	67,156
4.25%, 08/09/42	63	59,435
4.50%, 05/02/43	30	29,461
5.38%, 01/31/44	117	127,886
Archer-Daniels-Midland Co., 4.02%, 04/16/43	100	97,914
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)(a)	122	116,787
4.54%, 08/15/47 (Call 02/15/47)(a)	169	159,996
Security	Par(000)	Value
Agriculture (continued)
Philip Morris International Inc.
3.88%, 08/21/42	$ 44	$ 40,150
4.13%, 03/04/43	80	75,810
4.25%, 11/10/44	80	77,477
4.38%, 11/15/41	50	49,264
4.50%, 03/20/42	75	74,710
4.88%, 11/15/43	35	36,600
6.38%, 05/16/38	15	18,528
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	109,911
5.85%, 08/15/45 (Call 02/15/45)	75	83,920
6.15%, 09/15/43	25	28,935
7.25%, 06/15/37	51	65,374
		1,319,314
Airlines — 0.0%
United Airlines Pass Through Trust, Series 2016-1, Class AA, 3.10%, 01/07/30	34	32,474
Apparel — 0.1%
NIKE Inc.
3.38%, 11/01/46 (Call 05/01/46)	10	8,987
3.63%, 05/01/43 (Call 11/01/42)	25	23,571
3.88%, 11/01/45 (Call 05/01/45)	47	45,765
VF Corp., 6.45%, 11/01/37	26	33,156
		111,479
Auto Manufacturers — 0.4%
Daimler Finance North America LLC, 8.50%, 01/18/31	98	141,490
Ford Motor Co.
4.75%, 01/15/43	170	152,716
5.29%, 12/08/46 (Call 06/08/46)	50	48,237
7.40%, 11/01/46	25	30,977
7.45%, 07/16/31	60	71,534
General Motors Co.
5.00%, 04/01/35	103	100,468
5.15%, 04/01/38 (Call 10/01/37)	110	107,259
5.20%, 04/01/45	110	104,337
6.25%, 10/02/43	55	58,881
6.60%, 04/01/36 (Call 10/01/35)	31	34,551
6.75%, 04/01/46 (Call 10/01/45)	53	60,290
		910,740
Auto Parts & Equiptment — 0.0%
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	50	48,358
Banks — 4.3%
BAC Capital Trust XI, 6.63%, 05/23/36	25	37,054
Bank of America Corp.
4.24%, 04/24/38 (Call 04/24/37)(b)(c)	256	252,234
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	130	130,400
4.88%, 04/01/44	20	21,255
5.00%, 01/21/44	151	163,396
5.88%, 02/07/42	35	42,086
6.11%, 01/29/37	125	146,409
7.75%, 05/14/38	100	137,867
Series L, 4.75%, 04/21/45	50	51,013
Bank of New York Mellon Corp. (The)
3.00%, 10/30/28 (Call 07/30/28)	80	73,446
3.30%, 08/23/29 (Call 05/23/29)	100	93,952
BNP Paribas SA, 7.20%, (Call 06/25/37)(a)(b)(c)(d)	100	107,291

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
Citigroup Inc.
4.28%, 04/24/48 (Call 04/24/47)(b)(c)	$ 67	$ 64,376
4.65%, 07/30/45	67	67,728
4.75%, 05/18/46	150	147,130
5.30%, 05/06/44	114	120,620
6.13%, 08/25/36	100	115,318
6.63%, 06/15/32	78	93,021
6.68%, 09/13/43	20	24,838
8.13%, 07/15/39	161	232,188
Commonwealth Bank of Australia, 3.90%, 07/12/47(a)	200	189,798
Cooperatieve Rabobank UA
5.25%, 05/24/41	50	57,748
5.25%, 08/04/45	250	265,762
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)	100	125,406
Fifth Third Bancorp., 8.25%, 03/01/38	77	107,340
Goldman Sachs Capital I, 6.35%, 02/15/34	170	197,125
Goldman Sachs Group Inc. (The)
4.02%, 10/31/38 (Call 10/31/37)(b)(c)	65	59,813
4.75%, 10/21/45 (Call 04/21/45)	100	101,102
4.80%, 07/08/44 (Call 01/08/44)	100	101,482
5.15%, 05/22/45	140	144,094
6.13%, 02/15/33	125	145,779
6.25%, 02/01/41	180	214,940
6.45%, 05/01/36	25	29,384
6.75%, 10/01/37	263	316,652
HSBC Capital Funding Dollar 1 LP, 10.18%, (Call 06/30/30)(a)(b)(c)(d)	50	77,030
HSBC Holdings PLC
6.10%, 01/14/42	100	124,308
6.50%, 05/02/36	100	119,331
6.50%, 09/15/37	215	257,905
6.80%, 06/01/38	150	185,922
JPMorgan Chase & Co.
3.88%, 07/24/38 (Call 07/24/37)(b)(c)	196	182,447
3.96%, 11/15/48 (Call 11/15/47)(b)(c)	125	115,072
4.03%, 07/24/48 (Call 07/24/47)(b)(c)	90	83,442
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	150	145,218
4.85%, 02/01/44	50	53,263
4.95%, 06/01/45	175	181,414
5.40%, 01/06/42	5	5,679
5.50%, 10/15/40	100	114,589
5.60%, 07/15/41	12	13,928
5.63%, 08/16/43	104	117,134
6.40%, 05/15/38	186	233,056
KfW
0.00%, 04/18/36(e)	150	85,902
0.00%, 06/29/37(e)	152	84,132
Lloyds Banking Group PLC, 5.30%, 12/01/45	200	202,158
Morgan Stanley
3.97%, 07/22/38 (Call 07/22/37)(b)(c)	125	116,084
4.30%, 01/27/45	180	173,394
4.38%, 01/22/47	100	97,230
6.38%, 07/24/42	133	165,718
7.25%, 04/01/32	79	101,549
RBS Capital Trust II, 6.43%, (Call 01/03/34)(b)(c)(d)	25	29,263
Regions Financial Corp., 7.38%, 12/10/37	25	33,052
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(b)(c)(d)	50	62,474
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	217,360
Security	Par(000)	Value
Banks (continued)
Wells Fargo & Co.
3.90%, 05/01/45	$ 109	$ 101,527
4.65%, 11/04/44	200	194,062
4.75%, 12/07/46	5	4,939
4.90%, 11/17/45	170	172,470
5.38%, 02/07/35	6	6,737
5.38%, 11/02/43	211	225,515
5.50%, 08/01/35	40	43,605
5.61%, 01/15/44	135	148,539
Wells Fargo Bank N.A., 6.60%, 01/15/38	250	319,200
		8,772,695
Beverages — 1.3%
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	138	138,609
4.70%, 02/01/36 (Call 08/01/35)	250	257,432
4.90%, 02/01/46 (Call 08/01/45)	310	323,070
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	70	62,442
4.44%, 10/06/48 (Call 04/06/48)	251	245,295
4.60%, 04/15/48 (Call 10/15/47)	275	275,294
5.88%, 06/15/35	75	87,739
8.20%, 01/15/39	305	445,401
Bacardi Ltd., 5.30%, 05/15/48 (Call 11/15/47)(a)	100	95,124
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	50	53,700
Constellation Brands Inc., 4.50%, 05/09/47 (Call 11/09/46)	25	24,208
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	25	24,610
5.88%, 09/30/36	35	43,306
Diageo Investment Corp., 4.25%, 05/11/42	17	17,738
Maple Escrow Subsidiary Inc., 5.09%, 05/25/48 (Call 11/25/47)(a)(f)	30	30,193
Molson Coors Brewing Co.
4.20%, 07/15/46 (Call 01/15/46)	80	71,579
5.00%, 05/01/42	89	89,459
PepsiCo Inc.
3.45%, 10/06/46 (Call 04/06/46)	100	90,411
3.60%, 08/13/42	75	70,395
4.00%, 05/02/47 (Call 11/02/46)(f)	119	118,146
4.25%, 10/22/44 (Call 04/22/44)	25	25,701
4.60%, 07/17/45 (Call 01/17/45)	25	27,089
4.88%, 11/01/40	18	20,326
5.50%, 01/15/40	50	60,748
		2,698,015
Biotechnology — 0.9%
Amgen Inc.
4.40%, 05/01/45 (Call 11/01/44)	165	161,114
4.66%, 06/15/51 (Call 12/15/50)	275	277,076
5.15%, 11/15/41 (Call 05/15/41)	118	127,551
5.65%, 06/15/42 (Call 12/15/41)	50	57,429
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	75	79,177
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	119	126,668
Celgene Corp.
4.35%, 11/15/47 (Call 05/15/47)	175	158,739
4.63%, 05/15/44 (Call 11/15/43)	105	99,690
5.00%, 08/15/45 (Call 02/15/45)	113	112,932
Gilead Sciences Inc.
4.00%, 09/01/36 (Call 03/01/36)	7	6,742
4.15%, 03/01/47 (Call 09/01/46)	200	192,506
4.50%, 02/01/45 (Call 08/01/44)	100	100,518

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Biotechnology (continued)
4.60%, 09/01/35 (Call 03/01/35)	$ 55	$ 57,074
4.75%, 03/01/46 (Call 09/01/45)	125	129,998
4.80%, 04/01/44 (Call 10/01/43)	70	73,372
5.65%, 12/01/41 (Call 06/01/41)	58	67,326
		1,827,912
Building Materials — 0.2%
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	25	24,490
4.63%, 07/02/44 (Call 01/02/44)(g)	25	24,970
4.95%, 07/02/64 (Call 01/02/64)(g)	25	24,707
5.13%, 09/14/45 (Call 03/14/45)	25	26,720
Lafarge SA, 7.13%, 07/15/36	60	75,280
Martin Marietta Materials Inc., 4.25%, 12/15/47 (Call 06/15/47)	40	35,602
Masco Corp., 4.50%, 05/15/47 (Call 11/15/46)	10	9,145
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	25	21,326
7.00%, 12/01/36	29	35,439
Votorantim Cimentos SA, 7.25%, 04/05/41(h)	200	205,248
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	10	9,244
		492,171
Chemicals — 0.9%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)	50	46,170
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	10	10,710
Ashland LLC, 6.88%, 05/15/43 (Call 02/15/43)	25	25,795
CF Industries Inc.
4.95%, 06/01/43	50	41,878
5.15%, 03/15/34	35	32,198
5.38%, 03/15/44	50	44,115
Dow Chemical Co. (The)
4.25%, 10/01/34 (Call 04/01/34)	15	14,711
4.38%, 11/15/42 (Call 05/15/42)	102	98,674
4.63%, 10/01/44 (Call 04/01/44)	10	10,043
5.25%, 11/15/41 (Call 05/15/41)	13	14,090
7.38%, 11/01/29	130	166,146
9.40%, 05/15/39	31	48,713
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	74	74,443
4.80%, 09/01/42 (Call 03/01/42)	10	10,266
EI du Pont de Nemours & Co.
4.15%, 02/15/43	46	43,488
5.60%, 12/15/36	10	11,631
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	35	31,805
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	83	84,325
5.25%, 07/15/43	78	82,820
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	25	24,706
Monsanto Co.
4.20%, 07/15/34 (Call 01/15/34)	20	19,282
4.40%, 07/15/44 (Call 01/15/44)	131	124,422
4.65%, 11/15/43 (Call 05/15/43)	10	9,733
4.70%, 07/15/64 (Call 01/15/64)	41	37,075
Mosaic Co. (The), 5.63%, 11/15/43 (Call 05/15/43)	35	35,667
Nutrien Ltd.
4.90%, 06/01/43 (Call 12/01/42)	100	102,301
5.25%, 01/15/45 (Call 07/15/44)	10	10,666
5.63%, 12/01/40	21	23,614
6.13%, 01/15/41 (Call 07/15/40)	50	58,295
OCP SA, 6.88%, 04/25/44(h)	200	215,550
Security	Par(000)	Value
Chemicals (continued)
Olin Corp., 5.00%, 02/01/30 (Call 02/01/24)	$ 25	$ 23,562
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	25	22,812
Sherwin-Williams Co. (The)
4.00%, 12/15/42 (Call 06/15/42)	75	68,479
4.50%, 06/01/47 (Call 12/01/46)	89	87,353
4.55%, 08/01/45 (Call 02/01/45)	10	9,920
Westlake Chemical Corp.
4.38%, 11/15/47 (Call 05/15/47)	50	47,188
5.00%, 08/15/46 (Call 02/15/46)	40	41,356
		1,854,002
Commercial Services — 0.7%
ADT Corp. (The), 4.88%, 07/15/32(a)	56	44,047
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	17	18,311
DP World Ltd., 6.85%, 07/02/37(a)	200	237,746
Ecolab Inc.
3.95%, 12/01/47 (Call 06/01/47)	87	83,839
5.50%, 12/08/41	5	5,980
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	125	113,695
5.63%, 03/15/42(a)	10	11,187
7.00%, 10/15/37(a)	35	44,597
George Washington University (The), 4.87%, 09/15/45	25	28,125
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	75	76,714
Massachusetts Institute of Technology
3.96%, 07/01/38	75	77,446
4.68%, 07/01/14	55	60,640
5.60%, 07/01/11	5	6,476
President and Fellows of Harvard College, 4.88%, 10/15/40	105	121,888
Princeton University, 5.70%, 03/01/39	35	44,862
S&P Global Inc., 4.50%, 05/15/48 (Call 11/15/47)	25	25,451
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	200	188,190
Western Union Co. (The), 6.20%, 11/17/36	26	26,530
William Marsh Rice University, 3.57%, 05/15/45	200	195,928
		1,411,652
Computers — 0.9%
Apple Inc.
3.45%, 02/09/45	85	77,085
3.75%, 11/13/47 (Call 05/13/47)	10	9,573
3.85%, 05/04/43	245	238,010
3.85%, 08/04/46 (Call 02/04/46)	10	9,692
4.25%, 02/09/47 (Call 08/09/46)	85	87,616
4.38%, 05/13/45	95	99,449
4.45%, 05/06/44	160	169,978
4.50%, 02/23/36 (Call 08/23/35)	60	65,646
4.65%, 02/23/46 (Call 08/23/45)	280	306,107
Dell Inc.
5.40%, 09/10/40	25	22,042
6.50%, 04/15/38	25	24,409
Dell International LLC/EMC Corp.
8.10%, 07/15/36 (Call 01/15/36)(a)	103	121,101
8.35%, 07/15/46 (Call 01/15/46)(a)	125	152,244
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	28	28,999
6.35%, 10/15/45 (Call 04/15/45)	115	116,467
HP Inc., 6.00%, 09/15/41	75	77,257
International Business Machines Corp.
4.00%, 06/20/42	104	103,461
5.60%, 11/30/39	65	78,512

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Computers (continued)
Leidos Holdings Inc., Series 1, 5.95%, 12/01/40 (Call 06/04/40)	$ 25	$ 24,349
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	25	23,060
		1,835,057
Cosmetics & Personal Care — 0.2%
Avon Products Inc., 8.95%, 03/15/43	25	20,030
Colgate-Palmolive Co., 4.00%, 08/15/45	100	100,670
Estee Lauder Companies Inc. (The)
4.15%, 03/15/47 (Call 09/15/46)	10	10,304
4.38%, 06/15/45 (Call 12/15/44)	25	26,558
Procter & Gamble Co. (The), 3.50%, 10/25/47	100	94,024
Unilever Capital Corp., 5.90%, 11/15/32	156	193,754
		445,340
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	150	137,209
4.60%, 06/15/45 (Call 12/15/44)	25	25,978
		163,187
Diversified Financial Services — 1.0%
Ally Financial Inc. 8.00%, 11/01/31	150	180,064
American Express Co., 4.05%, 12/03/42	75	73,789
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/44(a)	25	26,980
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	35	33,979
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	75	80,262
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	27	32,459
Credit Suisse USA Inc., 7.13%, 07/15/32	50	64,503
FMR LLC, 7.57%, 06/15/29(a)	100	131,558
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	650	624,598
Invesco Finance PLC, 5.38%, 11/30/43	10	11,569
Jefferies Group LLC
6.25%, 01/15/36	60	62,506
6.50%, 01/20/43	25	26,255
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	35	31,675
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(a)	35	37,279
Legg Mason Inc., 5.63%, 01/15/44	70	74,759
Mastercard Inc., 3.80%, 11/21/46 (Call 05/21/46)	100	99,645
National Rural Utilities Cooperative Finance Corp., Series C, 8.00%, 03/01/32	26	36,615
Navient Corp., 5.63%, 08/01/33	25	21,320
Raymond James Financial Inc., 4.95%, 07/15/46	85	89,375
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	160	168,214
4.30%, 12/14/45 (Call 06/14/45)	190	200,862
		2,108,266
Electric — 6.2%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	225	261,047
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	10	9,554
4.15%, 08/15/44 (Call 02/15/44)	50	50,921
4.30%, 01/02/46 (Call 07/02/45)	10	10,487
6.00%, 03/01/39	150	186,874
Series B, 3.70%, 12/01/47 (Call 06/01/47)	225	213,851
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	150	143,359
4.15%, 03/15/46 (Call 09/15/45)	10	10,286
Security	Par(000)	Value
Electric (continued)
Appalachian Power Co.
4.45%, 06/01/45 (Call 12/01/44)	$ 10	$ 10,370
7.00%, 04/01/38	21	28,218
Arizona Public Service Co.
3.75%, 05/15/46 (Call 11/15/45)	10	9,434
4.35%, 11/15/45 (Call 05/15/45)	25	25,996
4.50%, 04/01/42 (Call 10/01/41)	26	27,536
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	75	70,535
4.50%, 02/01/45 (Call 08/01/44)	103	107,699
5.15%, 11/15/43 (Call 05/15/43)	78	89,257
6.13%, 04/01/36	257	324,578
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	130	129,679
4.50%, 04/01/44 (Call 10/01/43)	50	54,275
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	25	27,086
Comision Federal de Electricidad, 6.13%, 06/16/45(h)	200	205,236
Commonwealth Edison Co.
3.65%, 06/15/46 (Call 12/15/45)	100	93,719
3.70%, 03/01/45 (Call 09/01/44)	125	118,660
Connecticut Light & Power Co. (The), Series A, 4.15%, 06/01/45 (Call 12/01/44)	10	10,323
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)	25	23,929
4.45%, 03/15/44 (Call 09/15/43)	78	81,593
4.50%, 12/01/45 (Call 06/01/45)	15	15,853
4.50%, 05/15/58 (Call 11/15/57)	100	102,536
4.63%, 12/01/54 (Call 06/01/54)	100	105,112
Series 06-A, 5.85%, 03/15/36	10	12,146
Series 07-A, 6.30%, 08/15/37	10	12,806
Series 08-B, 6.75%, 04/01/38	30	40,391
Series 09-C, 5.50%, 12/01/39	10	11,870
Series C, 4.00%, 11/15/57 (Call 05/15/57)	75	70,909
Consumers Energy Co., 4.05%, 05/15/48 (Call 11/15/47)	100	101,691
Dominion Energy Inc.
7.00%, 06/15/38	50	64,579
Series B, 5.95%, 06/15/35	110	128,481
Series C, 4.90%, 08/01/41 (Call 02/01/41)	75	78,878
Series F, 5.25%, 08/01/33	50	54,580
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	125	119,427
4.30%, 07/01/44 (Call 01/01/44)	50	52,386
Series A, 4.00%, 04/01/43 (Call 10/01/42)	10	10,007
Series A, 4.05%, 05/15/48 (Call 11/15/47)	25	25,079
Duke Energy Carolinas LLC
3.70%, 12/01/47 (Call 06/01/47)	25	23,848
3.75%, 06/01/45 (Call 12/01/44)	25	23,913
3.88%, 03/15/46 (Call 09/15/45)	25	24,541
4.25%, 12/15/41 (Call 06/15/41)	30	31,276
5.30%, 02/15/40	3	3,542
6.10%, 06/01/37	18	22,624
Series A, 6.00%, 12/01/28	25	29,694
Duke Energy Corp.
3.75%, 09/01/46 (Call 03/01/46)	143	129,215
3.95%, 08/15/47 (Call 02/15/47)	25	23,312
4.80%, 12/15/45 (Call 06/15/45)	50	53,581
Duke Energy Florida LLC
3.40%, 10/01/46 (Call 04/01/46)	25	22,493
3.85%, 11/15/42 (Call 05/15/42)	25	24,485

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
5.65%, 04/01/40	$ 10	$ 12,354
6.40%, 06/15/38	53	70,170
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 11/15/45)	35	33,426
6.12%, 10/15/35	50	62,404
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)	10	9,492
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	25	23,343
3.70%, 10/15/46 (Call 04/15/46)	150	142,593
4.10%, 03/15/43 (Call 09/15/42)	25	25,302
4.20%, 08/15/45 (Call 02/15/45)	60	61,657
4.38%, 03/30/44 (Call 09/30/43)	25	26,335
6.30%, 04/01/38	150	199,189
E.ON International Finance BV, 6.65%, 04/30/38(a)	25	31,652
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	50	51,978
4.88%, 01/22/44(a)	90	92,929
5.25%, 10/13/55 (Call 04/13/55)(a)	50	53,229
6.00%, 01/22/14(a)	55	58,478
6.95%, 01/26/39(a)	100	129,602
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	70	70,145
Enel Finance International NV
6.00%, 10/07/39(a)	100	109,790
6.80%, 09/15/37(a)	125	149,414
Entergy Louisiana LLC
3.05%, 06/01/31 (Call 03/01/31)	10	9,280
4.95%, 01/15/45 (Call 01/15/25)	50	50,749
Exelon Corp.
4.45%, 04/15/46 (Call 10/15/45)	100	99,604
5.10%, 06/15/45 (Call 12/15/44)	50	54,518
5.63%, 06/15/35	100	116,421
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	35	35,757
6.25%, 10/01/39	100	108,533
FirstEnergy Corp.
Series C, 4.85%, 07/15/47 (Call 01/15/47)	10	10,463
Series C, 7.38%, 11/15/31	185	243,273
FirstEnergy Transmission LLC, 5.45%, 07/15/44 (Call 01/15/44)(a)	75	84,436
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	75	71,785
4.05%, 06/01/42 (Call 12/01/41)	100	101,450
4.05%, 10/01/44 (Call 04/01/44)	35	35,400
4.13%, 02/01/42 (Call 08/01/41)	25	25,587
4.13%, 06/01/48 (Call 12/01/47)	50	51,295
5.63%, 04/01/34	25	29,877
5.69%, 03/01/40	25	30,978
5.95%, 02/01/38	100	126,657
5.96%, 04/01/39	50	63,593
Georgia Power Co.
4.30%, 03/15/42	65	66,483
Series 10-C, 4.75%, 09/01/40	85	91,862
Great River Energy, 6.25%, 07/01/38(a)	50	58,841
Hydro-Quebec, 9.38%, 04/15/30	50	76,903
Iberdrola International BV, 6.75%, 07/15/36	25	31,585
Indiana Michigan Power Co., Series K, 4.55%, 03/15/46 (Call 09/15/45)	250	265,165
Indianapolis Power & Light Co., 4.05%, 05/01/46 (Call 11/01/45)(a)	26	25,410
Interstate Power & Light Co., 6.25%, 07/15/39	25	31,649
Security	Par(000)	Value
Electric (continued)
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	$ 9	$ 9,620
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	35	34,884
4.20%, 03/15/48 (Call 09/15/47)	50	49,563
5.30%, 10/01/41 (Call 04/01/41)	16	18,216
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	25	24,490
5.90%, 11/15/39(a)	25	31,490
MidAmerican Energy Co.
3.95%, 08/01/47 (Call 02/01/47)	50	49,971
4.25%, 05/01/46 (Call 11/01/45)	60	62,514
Minejesa Capital BV, 5.63%, 08/10/37(h)	200	185,570
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)	35	41,722
Nevada Power Co., Series R, 6.75%, 07/01/37	10	13,325
Niagara Mohawk Power Corp.
4.12%, 11/28/42(a)	125	124,375
4.28%, 10/01/34 (Call 04/01/34)(a)	25	25,683
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	26	23,900
3.60%, 05/15/46 (Call 11/15/45)	175	165,252
4.13%, 05/15/44 (Call 11/15/43)	125	129,251
NSTAR Electric Co., 4.40%, 03/01/44 (Call 09/01/43)	35	37,095
Oglethorpe Power Corp.
5.25%, 09/01/50	10	10,807
5.38%, 11/01/40	10	11,350
5.95%, 11/01/39	100	120,675
Ohio Power Co., 4.15%, 04/01/48 (Call 10/01/47)	50	50,532
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	25	24,168
5.30%, 06/01/42 (Call 12/01/41)	145	172,376
7.25%, 01/15/33	25	33,819
Pacific Gas & Electric Co.
3.75%, 08/15/42 (Call 02/15/42)	25	21,917
4.00%, 12/01/46 (Call 06/01/46)	50	45,320
4.25%, 03/15/46 (Call 09/15/45)	10	9,380
4.45%, 04/15/42 (Call 10/15/41)	26	25,265
4.60%, 06/15/43 (Call 12/15/42)	25	24,608
4.75%, 02/15/44 (Call 08/15/43)	100	100,794
5.13%, 11/15/43 (Call 05/15/43)	25	26,389
5.40%, 01/15/40	66	72,133
5.80%, 03/01/37	78	88,692
6.05%, 03/01/34	162	188,033
6.25%, 03/01/39	25	29,925
PacifiCorp
6.00%, 01/15/39	60	76,178
6.25%, 10/15/37	15	19,493
PECO Energy Co., 3.70%, 09/15/47 (Call 03/15/47)	25	23,864
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	20	20,303
6.50%, 11/15/37	100	132,121
PPL Capital Funding Inc., 5.00%, 03/15/44 (Call 09/15/43)	50	53,578
PPL Electric Utilities Corp.
3.95%, 06/01/47 (Call 12/01/46)	60	59,654
4.15%, 10/01/45 (Call 04/01/45)	15	15,399
4.75%, 07/15/43 (Call 01/15/43)	125	139,669
Progress Energy Inc.
6.00%, 12/01/39	25	30,618
7.00%, 10/30/31	10	12,823
7.75%, 03/01/31	105	141,066

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	$ 50	$ 47,165
4.30%, 03/15/44 (Call 09/15/43)	20	21,010
Public Service Electric & Gas Co.
3.60%, 12/01/47 (Call 06/01/47)	125	116,889
3.65%, 09/01/42 (Call 03/01/42)	10	9,510
3.80%, 03/01/46 (Call 09/01/45)	10	9,739
3.95%, 05/01/42 (Call 11/01/41)	140	139,983
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	15	15,674
5.64%, 04/15/41 (Call 10/15/40)	16	19,430
5.76%, 10/01/39	25	30,804
5.80%, 03/15/40	10	12,250
San Diego Gas & Electric Co.
4.50%, 08/15/40	100	107,543
6.00%, 06/01/39	25	31,901
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(h)	200	193,602
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(h)	300	305,475
Sempra Energy
4.00%, 02/01/48 (Call 08/01/47)	25	23,212
6.00%, 10/15/39	100	121,221
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	24,007
4.50%, 06/01/64 (Call 12/01/63)	25	22,888
4.60%, 06/15/43 (Call 12/15/42)	10	9,876
5.10%, 06/01/65 (Call 12/01/64)	75	76,201
6.05%, 01/15/38	26	30,018
6.63%, 02/01/32	10	11,901
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	154	151,364
4.05%, 03/15/42 (Call 09/15/41)	26	25,690
4.65%, 10/01/43 (Call 04/01/43)	88	94,978
6.05%, 03/15/39	100	125,191
6.65%, 04/01/29	25	30,527
Series 05-E, 5.35%, 07/15/35	10	11,399
Series 08-A, 5.95%, 02/01/38	31	38,026
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	35	33,233
Series C, 3.60%, 02/01/45 (Call 08/01/44)	25	22,735
Southern Co. (The), 4.25%, 07/01/36 (Call 01/01/36)	50	49,758
Southern Power Co., 5.15%, 09/15/41	25	25,778
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45 (Call 10/01/44)	10	9,494
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)	200	205,028
Talen Energy Supply LLC, 6.00%, 12/15/36	25	13,765
Tampa Electric Co.
4.10%, 06/15/42 (Call 12/15/41)	25	24,762
4.35%, 05/15/44 (Call 11/15/43)	25	25,260
Toledo Edison Co. (The), 6.15%, 05/15/37	10	12,331
Tri-State Generation & Transmission Association Inc., 6.00%, 06/15/40(a)	10	11,907
Union Electric Co.
3.65%, 04/15/45 (Call 10/15/44)	50	47,211
3.90%, 09/15/42 (Call 03/15/42)	25	24,677
5.30%, 08/01/37	10	11,645
Virginia Electric & Power Co.
4.45%, 02/15/44 (Call 08/15/43)	50	52,290
8.88%, 11/15/38	10	16,109
Series B, 4.20%, 05/15/45 (Call 11/15/44)	10	10,063
Series B, 6.00%, 01/15/36	75	92,966
Series C, 4.00%, 11/15/46 (Call 05/15/46)	75	73,110
Security	Par(000)	Value
Electric (continued)
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)	$ 25	$ 25,273
4.13%, 03/01/42 (Call 09/01/41)	26	26,429
Wisconsin Power & Light Co., 6.38%, 08/15/37	25	32,661
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	10	11,043
Xcel Energy Inc., 6.50%, 07/01/36	15	19,596
		12,697,261
Electronics — 0.1%
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	60	53,261
5.75%, 08/15/40	20	23,438
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	10	9,682
Honeywell International Inc.
3.81%, 11/21/47 (Call 05/21/47)	35	34,520
5.38%, 03/01/41	25	30,493
Koninklijke Philips NV, 5.00%, 03/15/42	20	22,161
		173,555
Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	87	95,155
Engineering & Construction — 0.1%
Mexico City Airport Trust, 5.50%, 10/31/46(h)	300	262,899
Environmental Control — 0.1%
Waste Management Inc.
3.90%, 03/01/35 (Call 09/01/34)	10	9,832
4.10%, 03/01/45 (Call 09/01/44)	113	112,302
		122,134
Food — 0.9%
Campbell Soup Co.
3.80%, 08/02/42	26	20,550
4.80%, 03/15/48 (Call 09/15/47)	50	45,688
Conagra Brands Inc., 8.25%, 09/15/30	10	13,262
General Mills Inc.
4.15%, 02/15/43 (Call 08/15/42)	100	90,669
5.40%, 06/15/40	15	15,765
Hershey Co. (The), 3.38%, 08/15/46 (Call 02/15/46)	35	31,294
JM Smucker Co. (The)
4.25%, 03/15/35	25	24,379
4.38%, 03/15/45	25	23,770
Kellogg Co., 4.50%, 04/01/46	25	24,035
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	100	111,773
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	200	178,888
5.00%, 07/15/35 (Call 01/15/35)	65	65,104
5.00%, 06/04/42	120	117,576
5.20%, 07/15/45 (Call 01/15/45)	105	105,068
6.50%, 02/09/40	29	33,571
6.75%, 03/15/32	10	11,913
6.88%, 01/26/39	50	59,568
7.13%, 08/01/39(a)	50	61,042
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	75	63,806
4.45%, 02/01/47 (Call 08/01/46)	75	68,902
5.15%, 08/01/43 (Call 02/01/43)	10	10,138
5.40%, 07/15/40 (Call 01/15/40)	25	25,940
7.50%, 04/01/31	45	56,545
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	50	47,666
Mondelez International Inc., 4.63%, 05/07/48 (Call 11/07/47)	50	48,911

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Food (continued)
New Albertsons LP
7.45%, 08/01/29	$ 30	$ 24,076
8.00%, 05/01/31	25	20,641
Safeway Inc., 7.25%, 02/01/31	50	43,626
Sysco Corp.
4.45%, 03/15/48 (Call 09/15/47)	50	48,840
4.85%, 10/01/45 (Call 04/01/45)	25	25,883
5.38%, 09/21/35	16	18,244
Tesco PLC, 6.15%, 11/15/37(a)	100	107,977
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	88	85,331
4.88%, 08/15/34 (Call 02/15/34)	55	56,447
		1,786,888
Forest Products & Paper — 0.2%
Georgia-Pacific LLC, 7.75%, 11/15/29	41	55,024
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	82	75,282
4.40%, 08/15/47 (Call 02/15/47)	154	142,730
4.80%, 06/15/44 (Call 12/15/43)	27	26,474
5.15%, 05/15/46 (Call 11/15/45)	10	10,301
6.00%, 11/15/41 (Call 05/15/41)	10	11,351
7.30%, 11/15/39	31	39,781
		360,943
Gas — 0.4%
Atmos Energy Corp.
4.15%, 01/15/43 (Call 07/15/42)	35	35,302
5.50%, 06/15/41 (Call 12/15/40)	25	29,738
Boston Gas Co., 4.49%, 02/15/42(a)	10	10,503
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	25	26,503
KeySpan Corp., 5.80%, 04/01/35	25	29,149
KeySpan Gas East Corp., 5.82%, 04/01/41(a)	100	122,248
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)	45	44,442
4.80%, 02/15/44 (Call 08/15/43)	72	75,886
5.25%, 02/15/43 (Call 08/15/42)	50	55,290
5.65%, 02/01/45 (Call 08/01/44)	50	57,841
5.95%, 06/15/41 (Call 12/15/40)	26	30,534
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	40	42,995
Piedmont Natural Gas Co. Inc., 3.64%, 11/01/46 (Call 05/01/46)	25	23,031
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	20	19,349
5.13%, 11/15/40	20	23,350
Southern Co. Gas Capital Corp.
4.40%, 06/01/43 (Call 12/01/42)	35	35,090
4.40%, 05/30/47 (Call 11/30/46)	50	50,276
5.88%, 03/15/41 (Call 09/15/40)	51	60,483
		772,010
Health Care - Products — 0.8%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	183	193,744
4.75%, 04/15/43 (Call 10/15/42)	25	26,397
4.90%, 11/30/46 (Call 05/30/46)	175	189,578
5.30%, 05/27/40	50	56,109
6.15%, 11/30/37	16	19,532
Baxter International Inc., 3.50%, 08/15/46 (Call 02/15/46)	35	30,188
Security	Par(000)	Value
Health Care - Products (continued)
Becton Dickinson and Co.
4.67%, 06/06/47 (Call 12/06/46)	$ 61	$ 60,332
4.69%, 12/15/44 (Call 06/15/44)	93	90,543
5.00%, 11/12/40	10	10,326
Boston Scientific Corp., 7.38%, 01/15/40	25	33,754
Medtronic Inc.
4.38%, 03/15/35	300	314,907
4.50%, 03/15/42 (Call 09/15/41)	20	21,055
4.63%, 03/15/44 (Call 09/15/43)	100	107,606
4.63%, 03/15/45	180	194,503
Stryker Corp.
4.38%, 05/15/44 (Call 11/15/43)	25	25,259
4.63%, 03/15/46 (Call 09/15/45)	100	105,916
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	56	53,578
5.30%, 02/01/44 (Call 08/01/43)	10	11,183
		1,544,510
Health Care - Services — 1.2%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	75	67,249
4.13%, 11/15/42 (Call 05/15/42)	25	23,598
4.75%, 03/15/44 (Call 09/15/43)	10	10,202
6.63%, 06/15/36	44	55,065
6.75%, 12/15/37	35	45,280
Anthem Inc.
4.38%, 12/01/47 (Call 06/01/47)	74	69,329
4.63%, 05/15/42	160	156,434
4.65%, 01/15/43	85	83,183
4.65%, 08/15/44 (Call 02/15/44)	74	72,920
5.10%, 01/15/44	25	26,061
Ascension Health, 3.95%, 11/15/46	150	148,965
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	65	65,976
Catholic Health Initiatives, 4.35%, 11/01/42	35	31,801
Children's Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	20	20,021
Cigna Corp., 3.88%, 10/15/47 (Call 04/15/47)	85	74,070
HCA Inc.
5.50%, 06/15/47 (Call 12/15/46)	75	69,871
7.50%, 11/06/33	25	26,833
7.50%, 11/15/95	10	9,804
Humana Inc.
4.63%, 12/01/42 (Call 06/01/42)	46	45,836
4.80%, 03/15/47 (Call 09/15/46)	50	51,676
4.95%, 10/01/44 (Call 04/01/44)	36	37,702
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	125	127,784
4.88%, 04/01/42	30	33,774
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	63	61,817
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	125	123,610
Northwell Healthcare Inc., 3.98%, 11/01/46 (Call 11/01/45)	10	9,196
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/01/48 (Call 04/01/48)	19	18,396
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	17	16,549
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	35,209
Tenet Healthcare Corp., 6.88%, 11/15/31	25	22,965

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc.
3.75%, 10/15/47 (Call 04/15/47)	$ 72	$ 67,500
4.20%, 01/15/47 (Call 07/15/46)	25	25,150
4.25%, 03/15/43 (Call 09/15/42)	58	58,572
4.25%, 04/15/47 (Call 10/15/46)	100	101,422
4.38%, 03/15/42 (Call 09/15/41)	100	102,983
4.63%, 07/15/35	147	158,700
4.63%, 11/15/41 (Call 05/15/41)	30	32,127
4.75%, 07/15/45	160	174,518
5.80%, 03/15/36	4	4,847
6.88%, 02/15/38	27	36,593
		2,403,588
Holding Companies - Diversified — 0.1%
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	136,528
Home Builders — 0.1%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	25	22,427
PulteGroup Inc.
6.00%, 02/15/35	25	24,429
6.38%, 05/15/33	25	25,454
7.88%, 06/15/32	25	28,747
		101,057
Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)	50	47,153
Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	35	30,548
3.90%, 05/04/47 (Call 11/04/46)	50	49,323
5.30%, 03/01/41	25	29,575
6.63%, 08/01/37	10	13,572
		123,018
Housewares — 0.1%
Newell Brands Inc.
5.38%, 04/01/36 (Call 10/01/35)	25	25,453
5.50%, 04/01/46 (Call 10/01/45)	110	111,519
		136,972
Insurance — 2.6%
Aflac Inc., 4.00%, 10/15/46 (Call 04/15/46)	75	71,572
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	25	25,757
Allstate Corp. (The)
4.20%, 12/15/46 (Call 06/15/46)	60	59,951
4.50%, 06/15/43	30	31,287
5.35%, 06/01/33	50	56,188
5.55%, 05/09/35	75	87,207
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	50	48,492
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	117	106,366
4.38%, 01/15/55 (Call 07/15/54)	100	88,824
4.50%, 07/16/44 (Call 01/16/44)	145	138,607
4.80%, 07/10/45 (Call 01/10/45)	63	62,861
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	65	64,290
4.75%, 05/15/45 (Call 11/15/44)	59	59,199
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	50	53,597
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	50	54,358
AXA SA, 8.60%, 12/15/30	101	134,655
Security	Par(000)	Value
Insurance (continued)
Berkshire Hathaway Finance Corp.
4.30%, 05/15/43	$ 25	$ 25,732
4.40%, 05/15/42	25	26,030
5.75%, 01/15/40	33	40,098
Berkshire Hathaway Inc., 4.50%, 02/11/43	112	118,901
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	100	87,721
Chubb Corp. (The)
6.00%, 05/11/37	16	19,873
6.50%, 05/15/38	20	26,272
Chubb INA Holdings Inc.
4.15%, 03/13/43	25	25,113
4.35%, 11/03/45 (Call 05/03/45)	15	15,592
6.70%, 05/15/36	25	33,072
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34)(a)(b)(c)	100	101,006
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)	25	25,623
Guardian Life Insurance Co. of America (The), 4.85%, 01/24/77(a)	75	74,067
Hartford Financial Services Group Inc. (The), 4.30%, 04/15/43	60	58,336
Liberty Mutual Group Inc.
4.85%, 08/01/44(a)	75	76,873
6.50%, 05/01/42(a)	100	123,892
7.80%, 03/07/87(a)	65	77,856
Lincoln National Corp., 7.00%, 06/15/40	65	84,282
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	30	28,444
Manulife Financial Corp., 5.38%, 03/04/46	65	74,485
Markel Corp.
4.30%, 11/01/47 (Call 05/01/47)	30	27,964
5.00%, 04/05/46	50	52,709
Marsh & McLennan Companies Inc., 4.20%, 03/01/48 (Call 09/01/47)	40	39,270
Massachusetts Mutual Life Insurance Co.
4.50%, 04/15/65(a)	25	24,070
8.88%, 06/01/39(a)	14	21,923
MetLife Capital Trust IV, 7.88%, 12/15/67 (Call 12/15/32)(a)	150	187,590
MetLife Inc.
4.05%, 03/01/45	53	50,391
4.13%, 08/13/42	51	49,068
4.72%, 12/15/44	50	52,539
4.88%, 11/13/43	56	59,845
5.70%, 06/15/35	53	61,519
6.38%, 06/15/34	53	64,985
6.40%, 12/15/66 (Call 12/15/31)	150	161,526
6.50%, 12/15/32	55	69,089
Nationwide Mutual Insurance Co.
7.88%, 04/01/33(a)	100	135,477
9.38%, 08/15/39(a)	25	39,576
New York Life Insurance Co., 6.75%, 11/15/39(a)	30	40,483
Northwestern Mutual Life Insurance Co. (The), 6.06%, 03/30/40(a)	130	162,620
Pacific Life Insurance Co., 4.30%, 10/24/67 (Call 10/24/47)(a)(b)(c)	100	90,620
Principal Financial Group Inc.
4.35%, 05/15/43	26	25,757
4.63%, 09/15/42	125	128,389
Progressive Corp. (The)
4.13%, 04/15/47 (Call 10/15/46)	115	114,216
4.35%, 04/25/44	35	35,725
Provident Financing Trust I, 7.41%, 03/15/38	25	27,699

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Insurance (continued)
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	$ 96	$ 88,807
3.94%, 12/07/49 (Call 06/07/49)	25	23,103
4.60%, 05/15/44	100	103,525
5.70%, 12/14/36	51	60,424
Series D, 6.63%, 12/01/37	50	64,672
Sompo International Holdings Ltd., 7.00%, 07/15/34	10	12,145
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)	100	101,299
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (Call 11/15/46)(a)	100	98,320
4.90%, 09/15/44(a)	75	80,688
6.85%, 12/16/39(a)	104	139,355
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	13,741
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	125	116,886
4.30%, 08/25/45 (Call 02/25/45)	25	25,615
4.60%, 08/01/43	25	26,780
5.35%, 11/01/40	2	2,357
6.25%, 06/15/37	54	68,743
6.75%, 06/20/36	75	99,248
Unum Group, 5.75%, 08/15/42	25	27,355
Voya Financial Inc., 5.70%, 07/15/43	25	28,020
WR Berkley Corp., 4.75%, 08/01/44	35	35,447
XLIT Ltd.
5.25%, 12/15/43	10	10,874
5.50%, 03/31/45	70	74,260
		5,311,193
Internet — 0.5%
Alibaba Group Holding Ltd., 4.20%, 12/06/47 (Call 06/06/47)	200	190,530
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)(a)	107	106,897
4.05%, 08/22/47 (Call 02/22/47)(a)	312	311,947
4.25%, 08/22/57 (Call 02/22/57)(a)	15	15,084
4.80%, 12/05/34 (Call 06/05/34)	120	133,740
4.95%, 12/05/44 (Call 06/05/44)	35	39,866
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	32	28,251
Netflix Inc., 5.88%, 11/15/28(a)	100	100,872
		927,187
Iron & Steel — 0.3%
ArcelorMittal
7.00%, 03/01/41	40	45,217
7.25%, 10/15/39	65	75,385
Cleveland-Cliffs Inc., 6.25%, 10/01/40	25	21,052
Nucor Corp.
5.20%, 08/01/43 (Call 02/01/43)	50	56,734
6.40%, 12/01/37	25	31,824
U.S. Steel Corp., 6.65%, 06/01/37	25	23,072
Vale Overseas Ltd., 6.88%, 11/21/36	150	168,732
Vale SA, 5.63%, 09/11/42	185	185,862
		607,878
Leisure Time — 0.0%
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	10	9,827
Machinery — 0.3%
ABB Finance USA Inc., 4.38%, 05/08/42	37	37,781
Caterpillar Inc.
3.80%, 08/15/42	150	145,648
4.30%, 05/15/44 (Call 11/15/43)	15	15,763
4.75%, 05/15/64 (Call 11/15/63)	100	106,997
Security	Par(000)	Value
Machinery (continued)
5.20%, 05/27/41	$ 41	$ 48,016
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	25	27,959
Deere & Co., 3.90%, 06/09/42 (Call 12/09/41)	154	153,298
		535,462
Manufacturing — 0.9%
3M Co.
3.88%, 06/15/44	20	19,838
5.70%, 03/15/37	107	131,951
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	35	40,216
Eaton Corp.
4.00%, 11/02/32	50	49,730
4.15%, 11/02/42	116	113,602
General Electric Co.
4.13%, 10/09/42	115	105,805
4.50%, 03/11/44	159	154,435
5.88%, 01/14/38	150	171,484
6.15%, 08/07/37	15	17,610
6.88%, 01/10/39	135	172,229
Series A, 6.75%, 03/15/32	162	200,289
Illinois Tool Works Inc., 3.90%, 09/01/42 (Call 03/01/42)	3	2,985
Ingersoll-Rand Global Holding Co. Ltd., 4.30%, 02/21/48 (Call 08/21/47)	75	73,441
Parker-Hannifin Corp.
4.10%, 03/01/47 (Call 09/01/46)	55	55,023
4.20%, 11/21/34 (Call 05/21/34)	45	46,287
4.45%, 11/21/44 (Call 05/21/44)	50	52,726
Siemens Financieringsmaatschappij NV
4.20%, 03/16/47(a)	250	255,892
4.40%, 05/27/45(a)	100	105,609
		1,769,152
Media — 2.6%
21st Century Fox America Inc.
4.75%, 09/15/44 (Call 03/15/44)	25	26,321
4.95%, 10/15/45 (Call 04/15/45)	10	10,832
5.40%, 10/01/43	50	57,114
6.15%, 03/01/37	24	29,129
6.15%, 02/15/41	82	100,051
6.20%, 12/15/34	11	13,238
6.40%, 12/15/35	192	237,366
6.65%, 11/15/37	125	159,116
6.90%, 08/15/39	25	32,737
7.75%, 12/01/45	30	44,819
CBS Corp.
4.60%, 01/15/45 (Call 07/15/44)	60	56,241
4.85%, 07/01/42 (Call 01/01/42)	85	81,855
4.90%, 08/15/44 (Call 02/15/44)	35	33,882
7.88%, 07/30/30	35	43,979
Charter Communications Operating LLC/Charter Communications Operating Capital
5.38%, 04/01/38 (Call 10/01/37)	25	24,261
5.38%, 05/01/47 (Call 11/01/46)	200	186,146
6.38%, 10/23/35 (Call 04/23/35)	150	160,128
6.48%, 10/23/45 (Call 04/23/45)	205	218,594
6.83%, 10/23/55 (Call 04/23/55)	25	27,385
Comcast Corp.
3.20%, 07/15/36 (Call 01/15/36)	125	105,819
3.40%, 07/15/46 (Call 01/15/46)	95	77,301
3.97%, 11/01/47 (Call 05/01/47)	80	70,652
4.00%, 08/15/47 (Call 02/15/47)	50	44,579

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media (continued)
4.00%, 11/01/49 (Call 05/01/49)	$ 111	$ 97,883
4.05%, 11/01/52 (Call 05/01/52)	101	89,020
4.20%, 08/15/34 (Call 02/15/34)	215	207,552
4.25%, 01/15/33	134	132,030
4.40%, 08/15/35 (Call 02/15/35)	150	147,201
4.50%, 01/15/43	25	23,977
4.60%, 08/15/45 (Call 02/15/45)	102	99,649
4.65%, 07/15/42	90	88,848
4.75%, 03/01/44	75	74,490
5.65%, 06/15/35	25	28,091
6.40%, 05/15/38	29	35,170
6.45%, 03/15/37	25	30,385
6.50%, 11/15/35	75	90,771
7.05%, 03/15/33	42	53,361
Cox Communications Inc.
4.50%, 06/30/43 (Call 12/30/42)(a)	85	75,552
4.70%, 12/15/42(a)	100	91,346
4.80%, 02/01/35 (Call 08/01/34)(a)	25	23,840
Discovery Communications LLC
4.88%, 04/01/43	50	46,495
4.95%, 05/15/42	40	37,656
5.00%, 09/20/37 (Call 03/20/37)	45	43,586
5.20%, 09/20/47 (Call 03/20/47)	60	58,043
6.35%, 06/01/40	65	71,152
Grupo Televisa SAB, 6.13%, 01/31/46 (Call 07/31/45)	200	209,912
Liberty Interactive LLC, 8.25%, 02/01/30	40	42,639
McClatchy Co. (The), 6.88%, 03/15/29(f)	25	32,320
NBCUniversal Media LLC, 5.95%, 04/01/41	150	174,127
Thomson Reuters Corp., 5.85%, 04/15/40	60	67,216
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	55	46,771
5.50%, 09/01/41 (Call 03/01/41)	90	87,341
5.88%, 11/15/40 (Call 05/15/40)	63	63,425
6.55%, 05/01/37	105	114,610
6.75%, 06/15/39	35	39,019
7.30%, 07/01/38	105	123,493
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	53	68,371
Time Warner Inc.
4.65%, 06/01/44 (Call 12/01/43)	50	47,127
4.85%, 07/15/45 (Call 01/15/45)	41	39,857
4.90%, 06/15/42	85	82,747
5.35%, 12/15/43	30	30,977
6.10%, 07/15/40	71	80,270
7.63%, 04/15/31	2	2,558
Viacom Inc.
4.38%, 03/15/43	85	73,008
5.25%, 04/01/44 (Call 10/01/43)	25	24,105
5.85%, 09/01/43 (Call 03/01/43)	35	36,067
6.88%, 04/30/36	54	60,391
Walt Disney Co. (The)
3.00%, 07/30/46	25	20,576
3.70%, 12/01/42	10	9,338
4.13%, 06/01/44(f)	110	109,802
7.00%, 03/01/32	31	41,418
Series E, 4.13%, 12/01/41	25	24,972
		5,240,100
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43 (Call 07/15/42)	25	24,451
Security	Par(000)	Value
Mining — 0.9%
Barrick Gold Corp.
5.25%, 04/01/42	$ 77	$ 82,495
6.45%, 10/15/35	25	30,406
Barrick North America Finance LLC
5.70%, 05/30/41	31	34,863
5.75%, 05/01/43	63	72,338
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	78	89,949
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	30	30,242
5.00%, 09/30/43	100	113,933
Corp. Nacional del Cobre de Chile, 4.25%, 07/17/42(a)	200	190,208
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	50	46,042
5.45%, 03/15/43 (Call 09/15/42)	95	85,707
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	25	25,394
6.90%, 11/15/37(a)	24	27,511
Goldcorp Inc., 5.45%, 06/09/44 (Call 12/09/43)	10	10,693
Newcrest Finance Pty Ltd., 5.75%, 11/15/41(a)	35	36,924
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	75	77,011
5.88%, 04/01/35	50	57,922
6.25%, 10/01/39	50	59,326
Rio Tinto Alcan Inc.
5.75%, 06/01/35	75	89,095
6.13%, 12/15/33	2	2,460
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	50	57,412
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	45	44,900
4.75%, 03/22/42 (Call 09/22/41)	25	27,187
Southern Copper Corp.
5.25%, 11/08/42	140	140,829
5.88%, 04/23/45	150	162,384
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	22,647
5.40%, 02/01/43 (Call 08/01/42)	50	46,072
6.00%, 08/15/40 (Call 02/15/40)	25	25,107
6.13%, 10/01/35	25	25,887
6.25%, 07/15/41 (Call 01/15/41)	31	31,986
		1,746,930
Office & Business Equipment — 0.0%
Xerox Corp., 6.75%, 12/15/39	10	10,279
Oil & Gas — 4.7%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	62	78,064
Anadarko Petroleum Corp.
4.50%, 07/15/44 (Call 01/15/44)	25	23,843
6.20%, 03/15/40	4	4,649
6.45%, 09/15/36	200	237,628
6.60%, 03/15/46 (Call 09/15/45)	55	68,607
Andeavor, 4.50%, 04/01/48 (Call 10/01/47)	65	61,043
Apache Corp.
4.25%, 01/15/44 (Call 07/15/43)	31	28,557
4.75%, 04/15/43 (Call 10/15/42)	144	141,479
5.10%, 09/01/40 (Call 03/01/40)	114	116,041
6.00%, 01/15/37	2	2,251
Apache Finance Canada Corp., 7.75%, 12/15/29	25	31,313
BP Capital Markets PLC, 3.72%, 11/28/28 (Call 08/28/28)	12	12,040
Burlington Resources Finance Co., 7.20%, 08/15/31	100	130,452

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	$ 100	$ 105,736
6.25%, 03/15/38	105	126,828
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	50	43,814
5.20%, 09/15/43 (Call 03/15/43)	10	9,668
5.25%, 06/15/37 (Call 12/15/36)	140	139,152
5.40%, 06/15/47 (Call 12/15/46)	55	54,781
6.75%, 11/15/39	51	57,578
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45	200	192,088
Concho Resources Inc., 4.88%, 10/01/47 (Call 04/01/47)	80	82,578
Conoco Funding Co., 7.25%, 10/15/31	50	65,397
ConocoPhillips
5.90%, 10/15/32	100	118,366
5.90%, 05/15/38	50	60,743
6.50%, 02/01/39	162	210,730
ConocoPhillips Co.
4.15%, 11/15/34 (Call 05/15/34)	30	30,577
4.30%, 11/15/44 (Call 05/15/44)	9	9,354
5.95%, 03/15/46 (Call 09/15/45)	25	31,799
ConocoPhillips Holding Co., 6.95%, 04/15/29	134	167,931
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	50	49,388
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	54	54,629
5.00%, 06/15/45 (Call 12/15/44)	64	67,418
5.60%, 07/15/41 (Call 01/15/41)	146	163,742
Diamond Offshore Drilling Inc.
4.88%, 11/01/43 (Call 05/01/43)	37	27,091
5.70%, 10/15/39	35	28,170
Ecopetrol SA
5.88%, 05/28/45	100	95,877
7.38%, 09/18/43	50	56,263
Encana Corp.
6.50%, 08/15/34	29	34,611
6.50%, 02/01/38	25	30,265
6.63%, 08/15/37	30	36,650
7.38%, 11/01/31	25	31,172
8.13%, 09/15/30	75	97,227
Ensco PLC, 5.75%, 10/01/44 (Call 04/01/44)	50	35,618
EOG Resources Inc., 3.90%, 04/01/35 (Call 10/01/34)	60	58,756
Equinor ASA
3.95%, 05/15/43	116	114,338
4.25%, 11/23/41	50	51,413
4.80%, 11/08/43	56	62,371
5.10%, 08/17/40	6	6,862
Exxon Mobil Corp.
3.57%, 03/06/45 (Call 09/06/44)	95	89,128
4.11%, 03/01/46 (Call 09/01/45)	150	154,081
Gazprom OAO Via Gaz Capital SA, 7.29%, 08/16/37(h)	200	228,694
Hess Corp.
5.60%, 02/15/41	105	107,502
5.80%, 04/01/47 (Call 10/01/46)	75	79,119
7.30%, 08/15/31	31	36,716
Husky Energy Inc., 6.80%, 09/15/37	10	12,569
Kerr-McGee Corp., 7.88%, 09/15/31	10	12,880
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	10	10,735
6.60%, 10/01/37	90	109,955
Security	Par(000)	Value
Oil & Gas (continued)
Marathon Petroleum Corp.
4.75%, 09/15/44 (Call 03/15/44)	$ 135	$ 133,831
6.50%, 03/01/41 (Call 09/01/40)	18	21,777
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	25	29,960
Murphy Oil Corp.
5.88%, 12/01/42 (Call 06/01/42)	25	22,828
7.05%, 05/01/29	25	26,431
Nexen Energy ULC
6.40%, 05/15/37	110	136,116
7.50%, 07/30/39	50	69,836
Noble Energy Inc.
4.95%, 08/15/47 (Call 02/15/47)	25	25,968
5.05%, 11/15/44 (Call 05/15/44)	90	94,025
6.00%, 03/01/41 (Call 09/01/40)	43	49,126
Noble Holding International Ltd.
5.25%, 03/15/42	25	16,526
6.05%, 03/01/41	25	17,625
6.20%, 08/01/40	26	18,653
8.95%, 04/01/45 (Call 10/01/44)	25	21,803
Occidental Petroleum Corp.
4.10%, 02/15/47 (Call 08/15/46)	85	84,215
4.40%, 04/15/46 (Call 10/15/45)	119	122,663
4.63%, 06/15/45 (Call 12/15/44)	30	31,822
Pertamina Persero PT, 5.63%, 05/20/43(h)	200	196,210
Petrobras Global Finance BV
5.63%, 05/20/43	237	198,407
6.75%, 01/27/41	100	92,772
6.85%, 12/31/99	200	173,742
6.88%, 01/20/40	50	46,328
7.25%, 03/17/44	130	122,555
Petro-Canada
5.35%, 07/15/33	10	11,133
6.80%, 05/15/38	164	215,306
Petroleos de Venezuela SA, 9.75%, 05/17/35(h)(i)	225	59,155
Petroleos Mexicanos
5.63%, 01/23/46	300	253,311
6.38%, 01/23/45	220	199,650
6.50%, 06/02/41	300	278,988
6.75%, 09/21/47	364	343,430
Petronas Capital Ltd., 4.50%, 03/18/45(h)	200	203,472
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	139	144,570
4.88%, 11/15/44 (Call 05/15/44)	90	95,521
Pride International LLC, 7.88%, 08/15/40	25	22,271
Rowan Companies Inc.
5.40%, 12/01/42 (Call 06/01/42)	25	18,153
5.85%, 01/15/44 (Call 07/15/43)	25	18,624
Shell International Finance BV
3.75%, 09/12/46	95	90,381
4.00%, 05/10/46	150	147,112
4.13%, 05/11/35	92	94,076
4.38%, 05/11/45	200	208,102
4.55%, 08/12/43	5	5,305
5.50%, 03/25/40	156	185,554
6.38%, 12/15/38	100	131,320
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 04/12/47(h)	300	290,736

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
Suncor Energy Inc.
6.50%, 06/15/38	$ 75	$ 96,001
6.85%, 06/01/39	10	13,291
7.15%, 02/01/32	16	20,508
Transocean Inc.
6.80%, 03/15/38	50	42,158
7.50%, 04/15/31(f)	25	23,124
9.35%, 12/15/41	25	24,962
Valero Energy Corp.
4.90%, 03/15/45	50	52,460
6.63%, 06/15/37	125	155,424
7.50%, 04/15/32	6	7,767
		9,591,411
Oil & Gas Services — 0.4%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	75	80,777
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	41	37,540
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	50	50,135
4.75%, 08/01/43 (Call 02/01/43)	58	60,303
4.85%, 11/15/35 (Call 05/15/35)	141	148,749
5.00%, 11/15/45 (Call 05/15/45)	125	135,319
6.70%, 09/15/38	53	67,277
7.45%, 09/15/39	2	2,730
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	39	34,018
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	25	18,620
6.50%, 08/01/36	50	39,241
6.75%, 09/15/40	30	23,700
7.00%, 03/15/38	25	20,064
		718,473
Packaging & Containers — 0.0%
Sealed Air Corp., 6.88%, 07/15/33(a)	25	27,557
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	25	28,641
WestRock MWV LLC, 8.20%, 01/15/30	10	13,322
		69,520
Pharmaceuticals — 2.8%
AbbVie Inc.
4.30%, 05/14/36 (Call 11/14/35)	145	140,767
4.40%, 11/06/42	95	91,402
4.45%, 05/14/46 (Call 11/14/45)	120	115,722
4.50%, 05/14/35 (Call 11/14/34)	100	99,652
4.70%, 05/14/45 (Call 11/14/44)	170	171,506
Allergan Funding SCS
4.55%, 03/15/35 (Call 09/15/34)	109	104,603
4.75%, 03/15/45 (Call 09/15/44)	55	53,000
4.85%, 06/15/44 (Call 12/15/43)	131	126,930
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	25	22,933
4.30%, 12/15/47 (Call 06/15/47)	50	45,782
AstraZeneca PLC
4.00%, 09/18/42	30	28,623
4.38%, 11/16/45	73	73,292
6.45%, 09/15/37	200	252,646
Bristol-Myers Squibb Co., 3.25%, 08/01/42	50	44,114
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	100	90,607
4.50%, 11/15/44 (Call 05/15/44)	10	9,283
4.60%, 03/15/43	15	14,074
Security	Par(000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	$ 150	$ 149,347
4.88%, 07/20/35 (Call 01/20/35)	100	101,445
5.05%, 03/25/48 (Call 09/25/47)	450	462,100
5.13%, 07/20/45 (Call 01/20/45)	247	255,539
5.30%, 12/05/43 (Call 06/05/43)	87	91,915
Eli Lilly & Co.
3.70%, 03/01/45 (Call 09/01/44)	54	51,922
3.95%, 05/15/47 (Call 11/15/46)	100	99,988
Express Scripts Holding Co.
4.80%, 07/15/46 (Call 01/15/46)	100	97,479
6.13%, 11/15/41	51	58,963
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	100	101,850
5.38%, 04/15/34	25	28,678
6.38%, 05/15/38	100	130,723
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	31	29,492
3.50%, 01/15/48 (Call 07/15/47)	53	50,388
3.55%, 03/01/36 (Call 09/01/35)	259	254,038
3.63%, 03/03/37 (Call 09/03/36)	160	157,456
3.70%, 03/01/46 (Call 09/01/45)	180	177,610
4.38%, 12/05/33 (Call 06/05/33)	59	63,758
4.50%, 09/01/40	25	27,515
4.50%, 12/05/43 (Call 06/05/43)	45	50,057
Mead Johnson Nutrition Co., 4.60%, 06/01/44 (Call 12/01/43)	50	52,387
Merck & Co. Inc.
3.60%, 09/15/42 (Call 03/15/42)	50	47,501
3.70%, 02/10/45 (Call 08/10/44)	195	187,453
4.15%, 05/18/43	115	118,717
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	60	59,677
Mylan NV, 5.25%, 06/15/46 (Call 12/15/45)	75	73,286
Novartis Capital Corp.
3.70%, 09/21/42	10	9,820
4.00%, 11/20/45 (Call 05/20/45)	42	42,765
4.40%, 05/06/44	167	181,946
Pfizer Inc.
4.00%, 12/15/36	150	152,152
4.13%, 12/15/46	9	9,133
4.30%, 06/15/43	60	62,147
4.40%, 05/15/44	100	105,345
5.60%, 09/15/40	35	43,265
7.20%, 03/15/39	110	155,638
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	10	9,732
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	165	120,678
Wyeth LLC
5.95%, 04/01/37	177	220,544
6.50%, 02/01/34	40	51,190
Zoetis Inc.
3.95%, 09/12/47 (Call 03/12/47)	85	79,310
4.70%, 02/01/43 (Call 08/01/42)	50	51,734
		5,759,619
Pipelines — 2.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(h)	200	187,004
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.20%, 12/01/47 (Call 06/01/47)	50	49,819
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(a)	10	10,320
Buckeye Partners LP, 5.85%, 11/15/43 (Call 05/15/43)	50	49,695
Colonial Pipeline Co., 7.63%, 04/15/32(a)	25	34,149

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines (continued)
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	$ 25	$ 28,468
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	23,830
6.45%, 11/03/36(a)	25	26,500
6.75%, 09/15/37(a)	25	26,792
8.13%, 08/16/30	25	29,967
Enable Midstream Partners LP, 5.00%, 05/15/44 (Call 11/15/43)	25	23,111
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	21	22,450
7.38%, 10/15/45 (Call 04/15/45)	25	32,947
Enbridge Inc., 5.50%, 12/01/46 (Call 05/29/46)	64	70,364
Energy Transfer Partners LP
4.90%, 03/15/35 (Call 09/15/34)	50	46,298
5.15%, 03/15/45 (Call 09/15/44)	15	13,563
5.30%, 04/15/47 (Call 10/15/46)	50	46,264
5.95%, 10/01/43 (Call 04/01/43)	50	49,965
6.13%, 12/15/45 (Call 06/15/45)	115	117,178
6.50%, 02/01/42 (Call 08/01/41)	134	142,599
6.63%, 10/15/36	10	10,824
EnLink Midstream Partners LP
5.45%, 06/01/47 (Call 12/01/46)	50	47,088
5.60%, 04/01/44 (Call 10/01/43)	15	14,396
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	44	42,640
4.85%, 08/15/42 (Call 02/15/42)	258	264,979
4.85%, 03/15/44 (Call 09/15/43)	69	70,713
4.90%, 05/15/46 (Call 11/15/45)	15	15,523
4.95%, 10/15/54 (Call 04/15/54)	30	30,583
5.10%, 02/15/45 (Call 08/15/44)	164	174,029
5.95%, 02/01/41	2	2,331
6.13%, 10/15/39	50	59,190
7.55%, 04/15/38	10	13,457
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	46,043
5.00%, 08/15/42 (Call 02/15/42)	20	19,212
5.00%, 03/01/43 (Call 09/01/42)	45	42,981
5.50%, 03/01/44 (Call 09/01/43)	125	127,651
5.80%, 03/15/35	10	10,674
6.38%, 03/01/41	50	55,957
6.55%, 09/15/40	50	55,768
6.95%, 01/15/38	51	60,250
Kinder Morgan Inc./DE
5.05%, 02/15/46 (Call 08/15/45)	90	87,540
5.20%, 03/01/48 (Call 09/01/47)	50	49,556
5.30%, 12/01/34 (Call 06/01/34)	75	75,913
5.55%, 06/01/45 (Call 12/01/44)	75	78,023
7.75%, 01/15/32	121	150,733
7.80%, 08/01/31	25	30,964
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	40	38,123
5.15%, 10/15/43 (Call 04/15/43)	15	16,312
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	50	48,192
5.20%, 03/01/47 (Call 09/01/46)	25	25,673
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	25	29,520
ONEOK Inc., 6.00%, 06/15/35	10	11,144
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	125	143,140
6.20%, 09/15/43 (Call 03/15/43)	25	29,021
Security	Par(000)	Value
Pipelines (continued)
6.85%, 10/15/37	$ 35	$ 42,963
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	50	49,748
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	45	40,156
4.90%, 02/15/45 (Call 08/15/44)	85	78,340
5.15%, 06/01/42 (Call 12/01/41)	10	9,436
6.65%, 01/15/37	10	10,987
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	25	28,832
7.50%, 07/15/38(a)	25	29,865
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	25	23,877
5.95%, 09/25/43 (Call 03/25/43)	10	11,449
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (Call 10/01/43)	65	60,276
5.35%, 05/15/45 (Call 11/15/44)	9	8,432
5.40%, 10/01/47 (Call 04/01/47)	114	107,124
6.10%, 02/15/42	10	10,131
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(a)	25	22,956
7.00%, 07/15/32	100	123,602
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	167	169,168
4.75%, 05/15/38 (Call 11/15/37)	25	25,587
5.60%, 03/31/34	50	55,399
6.10%, 06/01/40	28	32,745
6.20%, 10/15/37	12	14,147
7.25%, 08/15/38	120	156,722
7.63%, 01/15/39	44	59,281
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 03/15/48 (Call 09/15/47)(a)	25	24,457
Western Gas Partners LP, 5.45%, 04/01/44 (Call 10/01/43)	25	25,095
Williams Companies Inc. (The)
5.75%, 06/24/44 (Call 12/24/43)	50	52,375
8.75%, 03/15/32	26	33,869
Series A, 7.50%, 01/15/31	25	30,003
Williams Partners LP
4.85%, 03/01/48 (Call 09/01/47)	50	48,891
4.90%, 01/15/45 (Call 07/15/44)	25	24,362
5.10%, 09/15/45 (Call 03/15/45)	95	95,593
5.40%, 03/04/44 (Call 09/04/43)	10	10,386
6.30%, 04/15/40	159	181,201
		4,706,881
Private Equity — 0.0%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)	50	50,222
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(a)	10	10,151
		60,373
Real Estate — 0.1%
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(h)	200	242,158
Real Estate Investment Trusts — 0.4%
AvalonBay Communities Inc., 4.15%, 07/01/47 (Call 01/01/47)	10	9,697
Crown Castle International Corp., 4.75%, 05/15/47 (Call 11/15/46)	25	24,527
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)	44	44,789
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	75	76,433
HCP Inc., 6.75%, 02/01/41 (Call 08/01/40)	10	12,620

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	$ 25	$ 24,623
Kimco Realty Corp., 4.25%, 04/01/45 (Call 10/01/44)	50	45,678
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	65	66,314
Simon Property Group LP
4.25%, 10/01/44 (Call 04/01/44)	120	116,886
4.25%, 11/30/46 (Call 05/30/46)	25	24,462
4.75%, 03/15/42 (Call 09/15/41)	20	20,974
6.75%, 02/01/40 (Call 11/01/39)	25	32,456
Ventas Realty LP, 4.38%, 02/01/45 (Call 08/01/44)	25	23,548
Welltower Inc., 6.50%, 03/15/41 (Call 09/15/40)	60	73,192
Weyerhaeuser Co., 7.38%, 03/15/32	130	167,879
		764,078
Retail — 1.4%
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	65	51,786
5.17%, 08/01/44 (Call 02/01/44)	25	18,870
Home Depot Inc. (The)
3.50%, 09/15/56 (Call 03/15/56)	145	127,090
3.90%, 06/15/47 (Call 12/15/46)	27	26,468
4.20%, 04/01/43 (Call 10/01/42)	5	5,108
4.25%, 04/01/46 (Call 10/01/45)	105	108,153
4.40%, 03/15/45 (Call 09/15/44)	151	158,758
4.88%, 02/15/44 (Call 08/15/43)	19	21,289
5.88%, 12/16/36	227	285,380
5.95%, 04/01/41 (Call 10/01/40)	67	84,800
JC Penney Corp. Inc.
6.38%, 10/15/36	10	5,627
7.40%, 04/01/37(f)	25	14,868
7.63%, 03/01/97	25	14,684
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	10	9,619
L Brands Inc.
6.75%, 07/01/36	25	22,549
6.88%, 11/01/35	50	45,539
6.95%, 03/01/33	25	22,839
7.60%, 07/15/37	25	23,255
Lowe's Companies Inc.
3.70%, 04/15/46 (Call 10/15/45)	106	97,470
4.05%, 05/03/47 (Call 11/03/46)	65	62,963
4.25%, 09/15/44 (Call 03/15/44)	25	25,081
4.38%, 09/15/45 (Call 03/15/45)	57	58,166
4.65%, 04/15/42 (Call 10/15/41)	52	55,327
Macy's Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	55	47,267
6.90%, 04/01/29	25	27,025
McDonald's Corp.
3.63%, 05/01/43	35	31,160
3.70%, 02/15/42	25	22,627
4.45%, 03/01/47 (Call 09/01/46)	125	126,567
4.60%, 05/26/45 (Call 11/26/44)	85	87,323
4.70%, 12/09/35 (Call 06/09/35)	18	19,172
4.88%, 12/09/45 (Call 06/09/45)	106	113,511
6.30%, 10/15/37	70	87,544
6.30%, 03/01/38	50	62,823
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	27	24,870
QVC Inc., 5.45%, 08/15/34 (Call 02/15/34)	25	23,246
Starbucks Corp.
3.75%, 12/01/47 (Call 06/01/47)	75	71,408
4.30%, 06/15/45 (Call 12/15/44)	10	10,405
Security	Par(000)	Value
Retail (continued)
Target Corp.
3.63%, 04/15/46	$ 60	$ 54,098
3.90%, 11/15/47 (Call 05/15/47)	86	81,125
4.00%, 07/01/42	155	149,806
Walgreens Boots Alliance Inc.
4.50%, 11/18/34 (Call 05/18/34)	10	9,689
4.65%, 06/01/46 (Call 12/01/45)	75	71,569
4.80%, 11/18/44 (Call 05/18/44)	55	53,569
Walmart Inc.
3.63%, 12/15/47 (Call 06/15/47)	69	66,155
4.00%, 04/11/43 (Call 10/11/42)	58	58,482
4.30%, 04/22/44 (Call 10/22/43)	79	83,533
5.25%, 09/01/35	160	189,618
5.63%, 04/15/41	5	6,242
Yum! Brands Inc., 6.88%, 11/15/37	25	25,791
		2,950,314
Semiconductors — 0.4%
Applied Materials Inc.
4.35%, 04/01/47 (Call 10/01/46)	65	66,791
5.10%, 10/01/35 (Call 04/01/35)	20	22,415
5.85%, 06/15/41	10	12,089
Intel Corp.
3.73%, 12/08/47 (Call 06/08/47)(a)	260	248,844
4.00%, 12/15/32	50	51,635
4.10%, 05/19/46 (Call 11/19/45)	41	41,784
4.10%, 05/11/47 (Call 11/11/46)	55	56,072
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	22	20,771
4.65%, 05/20/35 (Call 11/20/34)	130	132,571
4.80%, 05/20/45 (Call 11/20/44)	50	50,961
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	25	26,102
		730,035
Software — 1.5%
Fidelity National Information Services Inc., 4.50%, 08/15/46 (Call 02/15/46)	30	28,276
Microsoft Corp.
3.45%, 08/08/36 (Call 02/08/36)	40	38,655
3.50%, 02/12/35 (Call 08/12/34)	95	92,910
3.50%, 11/15/42	125	117,933
3.70%, 08/08/46 (Call 02/08/46)	195	189,614
3.75%, 02/12/45 (Call 08/12/44)	105	103,025
3.95%, 08/08/56 (Call 02/08/56)	169	166,997
4.00%, 02/12/55 (Call 08/12/54)	160	160,040
4.10%, 02/06/37 (Call 08/06/36)	153	160,817
4.20%, 11/03/35 (Call 05/03/35)	30	31,913
4.45%, 11/03/45 (Call 05/03/45)	135	147,659
4.50%, 10/01/40	5	5,474
4.50%, 02/06/57 (Call 08/06/56)	150	163,783
4.75%, 11/03/55 (Call 05/03/55)	40	45,382
5.20%, 06/01/39	30	35,560
5.30%, 02/08/41	82	99,382
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	175	186,398
Oracle Corp.
3.25%, 05/15/30 (Call 02/15/30)	70	67,267
3.80%, 11/15/37 (Call 05/15/37)	148	144,720
3.85%, 07/15/36 (Call 01/15/36)	55	54,237
3.90%, 05/15/35 (Call 11/15/34)	106	105,644
4.00%, 07/15/46 (Call 01/15/46)	150	147,061
4.00%, 11/15/47 (Call 05/15/47)	75	73,559

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Software (continued)
4.13%, 05/15/45 (Call 11/15/44)	$ 143	$ 142,479
4.30%, 07/08/34 (Call 01/08/34)	135	141,304
4.38%, 05/15/55 (Call 11/15/54)	50	50,377
4.50%, 07/08/44 (Call 01/08/44)	91	96,125
5.38%, 07/15/40	109	128,654
6.13%, 07/08/39	59	74,994
6.50%, 04/15/38	60	78,764
		3,079,003
Telecommunications — 4.2%
America Movil SAB de CV
6.13%, 11/15/37	25	29,330
6.13%, 03/30/40	150	178,027
6.38%, 03/01/35	40	47,764
AT&T Inc.
4.30%, 02/15/30 (Call 11/15/29)(a)	110	106,280
4.30%, 12/15/42 (Call 06/15/42)	150	132,594
4.35%, 06/15/45 (Call 12/15/44)	200	175,032
4.50%, 05/15/35 (Call 11/15/34)	210	199,139
4.50%, 03/09/48 (Call 09/09/47)	235	208,769
4.55%, 03/09/49 (Call 09/09/48)	167	148,947
4.75%, 05/15/46 (Call 11/15/45)	250	231,017
4.80%, 06/15/44 (Call 12/15/43)	150	139,251
5.15%, 03/15/42	75	74,087
5.15%, 11/15/46 (Call 05/15/46)(a)	75	73,390
5.25%, 03/01/37 (Call 09/01/36)	350	355,999
5.35%, 09/01/40	135	137,129
5.45%, 03/01/47 (Call 09/01/46)	50	50,969
5.65%, 02/15/47 (Call 08/15/46)	95	99,326
5.70%, 03/01/57 (Call 09/01/56)	100	103,562
6.00%, 08/15/40 (Call 05/15/40)	100	109,315
6.38%, 03/01/41	125	140,871
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	30	30,257
British Telecommunications PLC, 9.13%, 12/15/30	220	315,704
CenturyLink Inc.
Series P, 7.60%, 09/15/39	50	42,296
Series U, 7.65%, 03/15/42	50	42,145
Cisco Systems Inc.
5.50%, 01/15/40	105	128,101
5.90%, 02/15/39	100	126,116
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	264	365,297
Embarq Corp., 8.00%, 06/01/36	77	73,142
Frontier Communications Corp., 9.00%, 08/15/31(f)	50	32,903
Juniper Networks Inc., 5.95%, 03/15/41	25	25,609
Koninklijke KPN NV, 8.38%, 10/01/30	25	33,303
Motorola Solutions Inc., 5.50%, 09/01/44	10	9,741
Nokia OYJ, 6.63%, 05/15/39	25	26,222
Orange SA
5.38%, 01/13/42	38	42,241
5.50%, 02/06/44 (Call 08/06/43)	59	66,896
9.00%, 03/01/31	204	290,600
Qwest Capital Funding Inc., 7.75%, 02/15/31	25	22,818
Qwest Corp., 6.88%, 09/15/33 (Call 07/02/18)	64	60,321
Rogers Communications Inc.
4.50%, 03/15/43 (Call 09/15/42)	25	25,011
5.00%, 03/15/44 (Call 09/15/43)	100	105,860
SES Global Americas Holdings GP, 5.30%, 03/25/44(a)	24	20,022
Sprint Capital Corp.
6.88%, 11/15/28	150	143,596
8.75%, 03/15/32	125	134,269
Security	Par(000)	Value
Telecommunications (continued)
Telecom Italia Capital SA
6.00%, 09/30/34	$ 50	$ 47,857
6.38%, 11/15/33	50	49,647
7.20%, 07/18/36	65	69,132
7.72%, 06/04/38	48	52,792
Telefonica Emisiones SAU
4.90%, 03/06/48	150	143,128
7.05%, 06/20/36	180	222,649
Telefonica Europe BV, 8.25%, 09/15/30	112	149,166
U.S. Cellular Corp., 6.70%, 12/15/33	25	26,106
Verizon Communications Inc.
3.85%, 11/01/42 (Call 05/01/42)	80	68,534
4.13%, 08/15/46	125	108,573
4.27%, 01/15/36	10	9,339
4.40%, 11/01/34 (Call 05/01/34)	275	264,564
4.50%, 08/10/33	112	110,443
4.52%, 09/15/48	300	276,939
4.67%, 03/15/55	307	278,010
4.75%, 11/01/41	37	35,987
4.81%, 03/15/39	200	195,944
4.86%, 08/21/46	225	218,378
5.01%, 04/15/49	244	240,918
5.01%, 08/21/54	295	283,819
5.25%, 03/16/37	35	36,450
5.50%, 03/16/47	105	111,381
6.55%, 09/15/43	57	68,646
Vodafone Group PLC
4.38%, 02/19/43	52	47,336
5.00%, 05/30/38	350	349,167
6.15%, 02/27/37	91	102,335
6.25%, 11/30/32	33	37,722
7.88%, 02/15/30	70	89,118
		8,597,348
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	25	23,835
6.35%, 03/15/40	10	11,193
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	26	20,834
		55,862
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.90%, 08/01/46 (Call 02/01/46)	30	28,875
4.13%, 06/15/47 (Call 12/15/46)	35	34,957
4.15%, 04/01/45 (Call 10/01/44)	55	55,058
4.38%, 09/01/42 (Call 03/01/42)	10	10,314
4.45%, 03/15/43 (Call 09/15/42)	14	14,576
4.55%, 09/01/44 (Call 03/01/44)	80	83,974
4.90%, 04/01/44 (Call 10/01/43)	54	59,602
5.15%, 09/01/43 (Call 03/01/43)	125	142,954
5.75%, 05/01/40 (Call 11/01/39)	240	293,251
6.15%, 05/01/37	25	31,255
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	25	21,764
6.20%, 06/01/36	35	44,425
6.38%, 11/15/37	21	27,314
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	25	27,053
5.95%, 05/15/37	26	31,986
6.13%, 09/15/15 (Call 03/15/15)	103	127,327

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Transportation (continued)
CSX Corp.
3.80%, 11/01/46 (Call 05/01/46)	$ 113	$ 102,245
3.95%, 05/01/50 (Call 11/01/49)	100	90,556
4.10%, 03/15/44 (Call 09/15/43)	38	36,097
4.25%, 11/01/66 (Call 05/01/66)	25	22,248
4.50%, 08/01/54 (Call 02/01/54)	25	24,295
6.00%, 10/01/36	26	31,225
6.15%, 05/01/37	15	18,288
6.22%, 04/30/40	30	36,973
FedEx Corp.
3.90%, 02/01/35	125	118,907
4.10%, 02/01/45	45	41,882
4.40%, 01/15/47 (Call 07/15/46)	47	45,647
4.55%, 04/01/46 (Call 10/01/45)	50	49,572
4.75%, 11/15/45 (Call 05/15/45)	108	110,089
4.90%, 01/15/34	25	26,508
5.10%, 01/15/44	83	88,922
Kansas City Southern
4.30%, 05/15/43 (Call 11/15/42)	50	47,026
4.95%, 08/15/45 (Call 02/15/45)	10	10,310
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(h)	200	201,612
Norfolk Southern Corp.
3.94%, 11/01/47 (Call 05/01/47)	84	79,373
4.05%, 08/15/52 (Call 02/15/52)	136	128,570
4.65%, 01/15/46 (Call 07/15/45)	100	104,565
4.84%, 10/01/41	25	26,810
Union Pacific Corp.
3.38%, 02/01/35 (Call 08/01/34)	85	78,694
3.80%, 10/01/51 (Call 04/01/51)	29	26,260
4.00%, 04/15/47 (Call 10/15/46)	85	82,679
4.05%, 11/15/45 (Call 05/15/45)	10	9,759
4.05%, 03/01/46 (Call 09/01/45)	10	9,790
4.10%, 09/15/67 (Call 03/15/67)	50	45,378
4.38%, 11/15/65 (Call 05/15/65)	75	71,276
4.75%, 09/15/41 (Call 03/15/41)	10	10,752
4.82%, 02/01/44 (Call 08/01/43)	50	54,398
6.63%, 02/01/29	25	30,518
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	35	31,121
3.63%, 10/01/42	50	46,709
3.75%, 11/15/47 (Call 05/15/47)	92	86,404
6.20%, 01/15/38	135	172,013
XPO CNW Inc., 6.70%, 05/01/34	25	25,774
		3,257,930
Trucking & Leasing — 0.0%
GATX Corp., 5.20%, 03/15/44 (Call 09/15/43)	40	42,406
Water — 0.0%
American Water Capital Corp.
4.30%, 12/01/42 (Call 06/01/42)	25	25,690
4.30%, 09/01/45 (Call 03/01/45)	10	10,268
6.59%, 10/15/37	15	19,809
		55,767
Total Corporate Bonds & Notes — 50.9% (Cost: $108,387,662)		103,757,741
Security	Par(000)	Value
Foreign Government Obligations(j)
Argentina — 0.6%
Argentine Republic Government International Bond
2.50%, 12/31/38(g)	$ 275	$ 166,752
6.88%, 01/11/48	100	82,118
7.13%, 07/06/36	200	176,046
7.13%, 12/31/99(h)	140	116,438
7.63%, 04/22/46	150	133,278
8.28%, 12/31/33	505	501,587
		1,176,219
Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(h)	200	212,568
Bahrain — 0.1%
Bahrain Government International Bond, 6.00%, 09/19/44(h)	200	155,046
Brazil — 0.4%
Brazilian Government International Bond
5.00%, 01/27/45	500	406,805
5.63%, 01/07/41	250	224,128
7.13%, 01/20/37	100	108,451
		739,384
Canada — 0.1%
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	100	137,954
Chile — 0.2%
Chile Government International Bond
3.63%, 10/30/42	150	139,164
3.86%, 06/21/47	200	189,820
		328,984
Colombia — 0.3%
Colombia Government International Bond
5.00%, 06/15/45 (Call 12/15/44)	200	193,784
5.63%, 02/26/44 (Call 08/26/43)	200	210,322
6.13%, 01/18/41	100	111,274
7.38%, 09/18/37	100	124,230
		639,610
Costa Rica — 0.1%
Costa Rica Government International Bond, 7.00%, 04/04/44(h)	200	191,270
Dominican Republic — 0.1%
Dominican Republic International Bond
6.85%, 01/27/45(h)	100	99,852
7.45%, 04/30/44(h)	100	106,165
		206,017
Egypt — 0.1%
Egypt Government International Bond, 8.50%, 01/31/47(h)	200	212,392
El Salvador — 0.1%
El Salvador Government International Bond
7.65%, 06/15/35(h)	150	149,397
8.25%, 04/10/32(h)	60	63,367
		212,764
Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	100	139,378
Indonesia — 0.6%
Indonesia Government International Bond
4.35%, 01/11/48(f)	200	184,116
4.63%, 04/15/43(h)	200	189,366

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Indonesia (continued)
5.13%, 01/15/45(h)	$ 200	$ 201,810
5.25%, 01/17/42(h)	200	204,584
5.25%, 01/08/47(h)	200	204,544
6.63%, 02/17/37(h)	100	117,723
7.75%, 01/17/38(h)	100	131,786
		1,233,929
Isreal — 0.1%
Israel Government International Bond, 4.50%, 01/30/43	200	202,550
Italy — 0.0%
Republic of Italy Government International Bond, 5.38%, 06/15/33	74	78,151
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 5.75%, 12/31/32 (Call 12/31/18)(g)(h)	94	88,849
Jamaica — 0.1%
Jamaica Government International Bond, 7.88%, 07/28/45	200	226,044
Kazakhstan — 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44(h)	200	197,282
Lebanon — 0.2%
Lebanon Government International Bond
6.65%, 02/26/30(h)	200	161,772
6.85%, 05/25/29	150	124,822
7.25%, 03/23/37(h)	50	40,178
		326,772
Mexico — 0.8%
Mexico Government International Bond
4.35%, 01/15/47	200	174,852
4.60%, 01/23/46	200	180,838
4.75%, 03/08/44	358	331,802
5.55%, 01/21/45	250	258,317
5.75%, 10/12/10	200	192,922
6.75%, 09/27/34	100	119,216
7.50%, 04/08/33	250	318,832
8.30%, 08/15/31	75	108,121
		1,684,900
Nigeria — 0.1%
Nigeria Government International Bond, 7.63%, 11/28/47(h)	200	196,958
Oman — 0.2%
Oman Government International Bond
6.50%, 03/08/47(h)	200	188,250
6.75%, 01/17/48(h)	200	191,088
		379,338
Panama — 0.2%
Panama Government International Bond
3.88%, 03/17/28 (Call 12/17/27)	200	196,802
6.70%, 01/26/36	100	123,090
9.38%, 04/01/29	100	140,709
		460,601
Security	Par(000)	Value
Peru — 0.2%
Peruvian Government International Bond
5.63%, 11/18/50	$ 200	$ 231,608
6.55%, 03/14/37	100	125,385
8.75%, 11/21/33	107	156,684
		513,677
Philippines — 0.5%
Philippine Government International Bond
3.70%, 02/02/42	200	187,226
3.95%, 01/20/40	300	291,216
6.38%, 01/15/32	165	199,927
6.38%, 10/23/34	100	123,324
7.75%, 01/14/31	100	133,450
		935,143
Qatar — 0.4%
Qatar Government International Bond
4.63%, 06/02/46(h)	200	189,320
6.40%, 01/20/40(a)	100	117,848
9.75%, 06/15/30(a)	300	438,810
		745,978
Romania — 0.0%
Romanian Government International Bond, 6.13%, 01/22/44(h)	100	116,682
Russia — 0.6%
Russian Foreign Bond-Eurobond
5.25%, 06/23/47(h)	400	380,140
5.63%, 04/04/42(h)	200	206,508
7.50%, 03/31/30(g)(h)	218	242,692
12.75%, 06/24/28(h)	300	486,714
		1,316,054
Saudi Arabia — 0.3%
Saudi Government International Bond
4.50%, 10/26/46(h)	400	367,996
4.63%, 10/04/47(h)	217	200,751
		568,747
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 05/23/33(h)	200	185,578
South Africa — 0.1%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	175,502
6.25%, 03/08/41	100	103,361
		278,863
Supranational — 0.2%
European Investment Bank, 4.88%, 02/15/36	100	123,727
Inter-American Development Bank
3.20%, 08/07/42	75	74,446
3.88%, 10/28/41	30	33,283
4.38%, 01/24/44	50	59,815
International Bank for Reconstruction & Development, 4.75%, 02/15/35	25	30,586
		321,857
Turkey — 0.5%
Turkey Government International Bond
5.75%, 05/11/47	200	165,582
6.00%, 01/14/41	300	262,419
6.63%, 02/17/45	200	183,034
6.75%, 05/30/40	100	93,946
6.88%, 03/17/36	135	130,529

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Turkey (continued)
7.25%, 03/05/38	$ 125	$ 125,304
8.00%, 02/14/34	150	160,839
		1,121,653
Ukraine — 0.1%
Ukraine Government International Bond, 7.38%, 09/25/32(h)	200	184,828
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, 4.13%, 10/11/47(h)	200	184,926
Uruguay — 0.3%
Uruguay Government International Bond
4.13%, 11/20/45	100	90,008
5.10%, 06/18/50	150	148,865
7.63%, 03/21/36	100	128,776
7.88%, 01/15/33	150	194,752
		562,401
Venezuela — 0.1%
Venezuela Government International Bond
7.00%, 03/31/38(h)(i)	125	35,884
9.25%, 05/07/28(h)(i)	100	28,925
9.38%, 01/13/34(i)	100	30,857
11.95%, 08/05/31(h)(i)	250	75,000
		170,666
Total Foreign Government Obligations — 8.2% (Cost: $17,994,472)		16,634,013
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	50	57,202
California — 1.3%
Bay Area Toll Authority RB BAB, Series S-3, 6.91%, 10/01/50	250	371,262
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	100	145,445
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	50	64,449
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	50	73,543
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	60	73,216
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	50	74,196
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	150	181,926
San Diego County Water Authority Financing Corp. RB BAB, Series B, 6.14%, 05/01/49	50	67,321
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	117,892
State of California GO BAB
7.30%, 10/01/39	185	263,503
7.50%, 04/01/34	120	169,410
7.55%, 04/01/39	200	298,032
7.60%, 11/01/40(f)	155	235,037
7.95%, 03/01/36 (Call 03/01/20)	100	108,417
University of California RB
Series AD, 4.86%, 05/15/12	100	105,165
Series AQ, 4.77%, 05/15/15	100	102,690
Security	Par(000)	Value
California (continued)
University of California RB BAB, 5.77%, 05/15/43	$ 50	$ 62,062
		2,513,566
Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	20	26,109
Georgia — 0.1%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	55	69,294
Project M, Series 2010-A, 6.66%, 04/01/57	50	62,680
		131,974
Illinois — 0.3%
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	55	68,340
State of Illinois GO, 5.10%, 06/01/33	400	385,236
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	100	109,912
		563,488
Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	50	63,368
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	100	121,922
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	25	31,398
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	50	61,490
		214,810
New Jersey — 0.4%
New Jersey Economic Development Authority RB, Series A, 7.43%, 02/15/29 (NPFGC)	100	121,458
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	100	141,876
Series F, 7.41%, 01/01/40	150	220,170
New Jersey Transportation Trust Fund Authority RB BAB
Series C, 5.75%, 12/15/28	250	278,028
Series C, 6.10%, 12/15/28 (Call 12/15/20)	75	78,335
		839,867
New York — 0.8%
City of New York NY GO BAB, Series C-1, 5.52%, 10/01/37	100	120,672
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	100	147,929
Series E, 6.81%, 11/15/40	150	203,791
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	50	60,096
5.57%, 11/01/38	150	180,798
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	100	127,549
6.01%, 06/15/42	100	131,622
New York State Dormitory Authority RB BAB, 5.63%, 03/15/39	100	119,013
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	55	64,601
Port Authority of New York & New Jersey RB
6.04%, 12/01/29	40	48,460
Series 174, 4.46%, 10/01/62	150	162,326

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
Series 181, 4.96%, 08/01/46	$ 50	$ 58,650
Series 192, 4.81%, 10/15/65	100	114,487
		1,539,994
Ohio — 0.2%
American Municipal Power Inc. RB BAB
Series B, 7.83%, 02/15/41	125	189,281
Series E, 6.27%, 02/15/50	50	63,533
Ohio State University (The) RB, Series A, 4.80%, 12/31/99	75	80,727
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	100	114,646
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	25	27,431
		475,618
Oregon — 0.1%
Oregon School Boards Association GOL, Series B, 5.55%, 06/30/28 (NPFGC)	100	113,244
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	50	62,014
State of Oregon GO, 5.89%, 06/01/27	75	87,686
		262,944
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority RB BAB, 6.73%, 07/01/43	40	53,258
Texas — 0.4%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	50	57,957
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.72%, 02/01/41	25	31,294
5.81%, 02/01/41	50	62,522
Dallas Area Rapid Transit RB BAB, 6.00%, 12/01/44	50	65,381
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	30	36,838
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	40	43,068
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	50	71,823
State of Texas GO BAB, 5.52%, 04/01/39	200	248,460
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	75	85,909
		703,252
Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	50	59,789
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	25	24,472
Total Municipal Debt Obligations — 3.7% (Cost: $7,487,359)		7,529,711
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 1.4%
Federal Home Loan Banks, 5.50%, 07/15/36	150	196,932
Federal Home Loan Mortgage Corp.
6.25%, 07/15/32	450	605,439
6.75%, 03/15/31	450	617,719
Federal National Mortgage Association, 6.25%, 05/15/29	150	192,843
Security	Par/Shares (000)	Value
U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
3.50%, 12/15/42	$ 50	$ 50,817
5.25%, 09/15/39	65	83,136
5.38%, 04/01/56	500	684,545
7.13%, 05/01/30	225	309,110
		2,740,541
U.S. Government Obligations — 34.2%
U.S. Treasury Note/Bond
2.25%, 08/15/46	2,450	2,108,100
2.50%, 02/15/45	1,475	1,344,377
2.50%, 02/15/46	3,175	2,885,743
2.50%, 05/15/46	1,300	1,180,746
2.75%, 08/15/42	1,800	1,732,578
2.75%, 08/15/47	2,350	2,241,341
2.75%, 11/15/47	2,300	2,193,350
2.88%, 05/15/43	2,000	1,965,254
2.88%, 08/15/45	3,375	3,308,093
2.88%, 11/15/46	2,400	2,348,752
3.00%, 11/15/44	7,575	7,605,860
3.00%, 05/15/45	1,375	1,380,604
3.00%, 11/15/45	2,100	2,107,791
3.00%, 02/15/47	1,375	1,379,274
3.00%, 05/15/47	2,300	2,305,904
3.00%, 02/15/48	1,500	1,504,269
3.13%, 11/15/41	1,500	1,542,442
3.13%, 08/15/44	2,050	2,104,861
3.38%, 05/15/44	1,450	1,554,133
3.50%, 02/15/39	140	152,786
3.63%, 08/15/43	2,950	3,288,971
3.63%, 02/15/44	350	390,683
3.75%, 11/15/43	2,000	2,275,069
3.88%, 08/15/40	1,000	1,152,219
4.25%, 05/15/39	1,000	1,208,463
4.25%, 11/15/40	1,000	1,213,920
4.38%, 02/15/38	450	549,680
4.38%, 11/15/39	3,180	3,913,250
4.38%, 05/15/40	1,095	1,349,743
4.50%, 08/15/39	2,700	3,372,462
4.75%, 02/15/41	2,000	2,595,929
5.38%, 02/15/31	900	1,141,592
6.13%, 08/15/29	1,400	1,839,652
6.25%, 05/15/30	1,825	2,452,193
		69,690,084
Total U.S. Government & Agency Obligations — 35.6% (Cost: $75,526,870)		72,430,625

Short-Term Investments
Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(k)(l)(m)	2,979	2,979,369
Total Short-Term Investments — 1.4% (Cost: $2,979,369)		2,979,369
Total Investments in Securities — 99.8% (Cost: $212,375,732)		203,331,459
Other Assets, Less Liabilities — 0.2%		313,809
Net Assets — 100.0%		$ 203,645,268

iShares® Core 10+ Year USD Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Perpetual security with no stated maturity date.
(e)	Zero-coupon bond.
(f)	All or a portion of this security is on loan.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Issuer is in default of interest payments.
(j)	Investments are denominated in U.S. dollars.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period-end.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.
Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,338	641	2,979	$2,979,369	$5,906 (a)	$ —	$ —

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$103,757,741	$ —	$103,757,741
Foreign Government Obligations	—	16,634,013	—	16,634,013
Municipal Debt Obligations	—	7,529,711	—	7,529,711
U.S. Government & Agency Obligations	—	72,430,625	—	72,430,625
Money Market Funds	2,979,369	—	—	2,979,369
	$ 2,979,369	$200,352,090	$ —	$203,331,459
Portfolio Abbreviations - Fixed Income
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Collaterized Mortgage Obligations
Mortgage-Backed Securities — 1.2%
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class ASB, 3.37%, 02/15/50	$ 2,360	$ 2,348,218
Barclays Commercial Mortgage Securities Trust, Series 2017-C1, Class A4, 3.67%, 02/15/50	18,450	18,382,801
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A4, 4.13%, 11/10/46	10,000	10,367,684
Series 2014-GC25, Class AAB, 3.37%, 10/10/47	10,000	10,065,577
Series 2014-GC25, Class AS, 4.02%, 10/10/47	5,209	5,310,236
Series 2015-GC27, Class AAB, 2.94%, 02/10/48	11,256	11,143,629
Series 2016-GC37, Class A4, 3.31%, 04/10/49	17,730	17,436,230
Series 2016-P5, Class A4, 2.94%, 10/10/49	11,400	10,867,689
Series 2017-P7, Class A4, 3.71%, 04/14/50	13,900	13,969,807
COMM Mortgage Trust
Series 2013-CR11, Class A4, 4.26%, 08/10/50	13,802	14,418,896
Series 2013-CR12, Class A4, 4.05%, 10/10/46	6,000	6,203,182
Series 2014-CR16, Class A4, 4.05%, 04/10/47	2,800	2,892,061
Series 2014-CR18, Class AM, 4.10%, 07/15/47	10,000	10,220,403
Series 2014-UBS2, Class A5, 3.96%, 03/10/47	9,700	9,982,050
Series 2014-UBS3, Class A4, 3.82%, 06/10/47	12,887	13,156,849
Series 2014-UBS4, Class A5, 3.69%, 08/10/47	12,920	13,099,978
Series 2015-CR24, Class A5, 3.70%, 08/10/48	16,990	17,150,213
Series 2015-DC1, Class A5, 3.35%, 02/10/48	2,750	2,717,719
Series 2015-DC1, Class C, 4.35%, 02/10/48(a)	3,000	2,897,057
Series 2015-LC21, Class A4, 3.71%, 07/10/48	15,500	15,649,190
Series 2015-LC23, Class A2, 3.22%, 10/10/48	18,275	18,377,850
Series 2015-PC1, Class A2, 3.15%, 07/10/50	3,000	3,011,058
Series 2015-PC1, Class A5, 3.90%, 07/10/50	3,650	3,722,506
Series 2016-DC2, Class A5, 3.77%, 02/10/49	4,000	4,041,419
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A4, 3.76%, 02/10/49	8,000	8,124,578
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.50%, 06/15/57	10,000	9,971,217
Series 2015-C4, Class A4, 3.81%, 11/15/48	17,519	17,775,645
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	27,000	27,704,637
DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.89%, 09/10/49	1,000	951,242
GS Mortgage Securities Trust
Series 2013-GC12, Class AS, 3.38%, 06/10/46	5,000	4,947,062
Series 2013-GC16, Class A4, 4.27%, 11/10/46	10,000	10,456,053
Series 2014-GC20, Class A3, 3.68%, 04/10/47	819	829,284
Series 2015-GC32, Class A2, 3.06%, 07/10/48	2,000	2,004,214
Series 2015-GS1, Class A3, 3.73%, 11/10/48	10,000	10,105,364
Series 2017-GS7, Class A3, 3.17%, 08/10/50	13,000	12,549,694
Series 2017-GS7, Class A4, 3.43%, 08/10/50	6,000	5,891,396
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A2, 3.04%, 09/15/47 (Call 08/15/19)	5,500	5,508,894
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	7,000	7,131,372
Series 2014-C23, Class A5, 3.93%, 09/15/47 (Call 09/15/24)	9,660	9,904,384
Series 2014-C24, Class A2, 2.94%, 11/15/47	8,903	8,904,087
Series 2014-C25, Class B, 4.35%, 11/15/47(a)	3,800	3,851,498
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-LC9, Class A3, 2.48%, 12/15/47	2,962	2,964,821
Series 2014-C20, Class A2, 2.87%, 07/15/47	5,000	5,002,786
Series 2014-C20, Class A5, 3.80%, 07/15/47	9,000	9,177,159
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C09, Class A4, 3.10%, 05/15/46	$ 5,000	$ 4,957,635
Series 2013-C10, Class A5, 4.08%, 07/15/46(a)	1,600	1,658,363
Series 2013-C10, Class AS, 4.08%, 07/15/46(a)	8,166	8,316,026
Series 2014-C19, Class A2, 3.10%, 12/15/47	4,000	4,010,575
Series 2015-C22, Class A4, 3.31%, 04/15/48	5,000	4,935,320
Series 2015-C23, Class A4, 3.72%, 07/15/50	1,850	1,864,861
Series 2015-C24, Class A4, 3.73%, 05/15/48	7,275	7,355,302
Series 2015-C27, Class A4, 3.75%, 12/15/47	17,025	17,219,094
Series 2016-C28, Class A4, 3.54%, 01/15/49	16,420	16,369,874
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53%, 06/15/50	12,000	11,892,753
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4, 3.98%, 02/15/51	18,150	18,507,919
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class A4, 3.53%, 05/10/63	19,115	19,337,861
Series 2013-C5, Class A4, 3.18%, 03/10/46	5,500	5,487,652
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12, Class A4, 4.22%, 07/15/46(a)	25,059	26,028,216
Series 2014-LC16, Class A5, 3.82%, 08/15/50	15,200	15,512,068
Series 2014-LC18, Class ASB, 3.24%, 12/15/47	17,000	17,005,481
Series 2015-C27, Class A5, 3.45%, 02/15/48	8,500	8,450,054
Series 2015-SG1, Class A4, 3.79%, 09/15/48	11,185	11,368,217
WFRBS Commercial Mortgage Trust
Series 2012-C07, Class A1, 2.30%, 06/15/45	4,659	4,623,573
Series 2012-C07, Class A2, 3.43%, 06/15/45	5,000	5,033,750
Series 2012-C10, Class A3, 2.88%, 12/15/45	27,100	26,631,944
Series 2013-C11, Class A4, 3.04%, 03/15/45	11,671	11,559,864
Series 2013-C14, Class A5, 3.34%, 06/15/46	10,315	10,319,493
		659,633,584
Total Collaterized Mortgage Obligations — 1.2% (Cost: $674,716,913)		659,633,584
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	2,605	2,599,035
4.00%, 03/15/22	110	110,939
4.20%, 04/15/24	718	725,568
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	875	838,644
3.63%, 05/01/22	6,130	6,130,736
3.65%, 11/01/24 (Call 08/01/24)	685	672,362
4.45%, 08/15/20	1,151	1,183,976
6.25%, 07/15/19	42	43,465
WPP Finance 2010
3.63%, 09/07/22	1,300	1,287,221
3.75%, 09/19/24	3,500	3,415,160
4.75%, 11/21/21	3,000	3,102,930
5.13%, 09/07/42	370	366,947
5.63%, 11/15/43	360	381,164
		20,858,147
Aerospace & Defense — 0.4%
Boeing Capital Corp., 4.70%, 10/27/19	2,346	2,413,096
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	340	331,765
1.88%, 06/15/23 (Call 04/15/23)	250	234,950
2.13%, 03/01/22 (Call 02/01/22)	2,400	2,331,312

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Aerospace & Defense (continued)
2.20%, 10/30/22 (Call 08/30/22)	$ 155	$ 149,462
2.25%, 06/15/26 (Call 03/15/26)	2,085	1,912,133
2.35%, 10/30/21	550	540,672
2.50%, 03/01/25 (Call 12/01/24)	95	89,825
2.60%, 10/30/25 (Call 07/30/25)	1,145	1,086,868
2.80%, 03/01/23 (Call 02/01/23)	915	903,983
2.80%, 03/01/27 (Call 12/01/26)	2,220	2,108,711
2.85%, 10/30/24 (Call 07/30/24)	2,790	2,715,925
3.25%, 03/01/28 (Call 12/01/27)	415	407,410
3.30%, 03/01/35 (Call 09/01/34)	645	600,501
3.38%, 06/15/46 (Call 12/15/45)	2,100	1,918,392
3.50%, 03/01/45 (Call 09/01/44)	1,970	1,808,618
3.55%, 03/01/38 (Call 09/01/37)	305	296,042
3.65%, 03/01/47 (Call 09/01/46)	1,330	1,269,552
4.88%, 02/15/20	4,405	4,568,998
6.13%, 02/15/33	25	31,588
6.63%, 02/15/38	40	54,191
6.88%, 03/15/39	770	1,076,737
7.95%, 08/15/24	250	312,120
Embraer Netherlands Finance BV, 5.40%, 02/01/27	10,425	10,694,695
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	1,880	1,754,303
2.13%, 08/15/26 (Call 05/15/26)	1,865	1,675,012
2.25%, 11/15/22 (Call 08/15/22)	6,498	6,241,134
2.38%, 11/15/24 (Call 09/15/24)	205	192,427
2.63%, 11/15/27 (Call 08/15/27)	1,700	1,569,423
3.38%, 05/15/23 (Call 04/15/23)	455	457,143
3.50%, 05/15/25 (Call 03/15/25)	3,000	2,997,870
3.60%, 11/15/42 (Call 05/14/42)	15	14,378
3.75%, 05/15/28 (Call 02/15/28)	1,195	1,205,779
3.88%, 07/15/21 (Call 04/15/21)	2,020	2,066,379
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	50	49,572
3.83%, 04/27/25 (Call 01/27/25)	1,060	1,051,944
4.40%, 12/15/20	1,950	2,027,220
4.40%, 06/15/28 (Call 03/15/28)	1,220	1,235,201
4.85%, 04/27/35 (Call 10/27/34)	1,048	1,087,237
5.05%, 04/27/45 (Call 10/27/44)	1,925	2,052,089
5.55%, 10/01/21	2,270	2,442,974
6.15%, 12/15/40	440	535,119
L3 Technologies Inc.
3.85%, 06/15/23	2,415	2,415,773
3.85%, 12/15/26 (Call 09/15/26)	1,835	1,790,630
3.95%, 05/28/24 (Call 02/28/24)	761	760,551
4.40%, 06/15/28	2,000	2,002,460
4.75%, 07/15/20	2,782	2,873,333
4.95%, 02/15/21 (Call 11/15/20)	2,223	2,303,161
5.20%, 10/15/19	3,420	3,526,533
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	6,195	6,127,970
2.90%, 03/01/25 (Call 12/01/24)	317	303,042
3.10%, 01/15/23 (Call 11/15/22)	1,221	1,210,048
3.35%, 09/15/21	3,544	3,568,524
3.55%, 01/15/26 (Call 10/15/25)	4,095	4,064,656
3.60%, 03/01/35 (Call 09/01/34)	2,794	2,643,962
3.80%, 03/01/45 (Call 09/01/44)	4,232	3,938,934
4.07%, 12/15/42	6,498	6,333,016
4.09%, 09/15/52 (Call 03/15/52)	1,470	1,406,143
4.25%, 11/15/19	1,850	1,890,071
4.50%, 05/15/36 (Call 11/15/35)	865	909,513
Security	Par(000)	Value
Aerospace & Defense (continued)
4.70%, 05/15/46 (Call 11/15/45)	$ 9,331	$ 9,971,293
Series B, 6.15%, 09/01/36	35	43,853
Northrop Grumman Corp.
2.08%, 10/15/20	1,730	1,693,964
2.55%, 10/15/22 (Call 09/15/22)	2,308	2,231,213
2.93%, 01/15/25 (Call 11/15/24)	2,785	2,653,826
3.20%, 02/01/27 (Call 11/01/26)	6,319	6,000,459
3.25%, 08/01/23	7,229	7,186,493
3.25%, 01/15/28 (Call 10/15/27)	2,130	2,015,470
3.50%, 03/15/21	2,250	2,281,342
3.85%, 04/15/45 (Call 10/15/44)	2,805	2,579,226
4.03%, 10/15/47 (Call 04/15/47)	4,525	4,267,708
4.75%, 06/01/43	1,755	1,847,138
5.05%, 11/15/40	695	750,871
Northrop Grumman Systems Corp., 7.75%, 02/15/31	315	422,632
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	1,935	1,879,233
3.13%, 10/15/20	1,463	1,473,475
4.20%, 12/15/44 (Call 06/15/44)	510	536,484
4.70%, 12/15/41	750	844,133
4.88%, 10/15/40	5	5,711
7.20%, 08/15/27	1,765	2,235,831
Rockwell Collins Inc.
1.95%, 07/15/19	370	365,986
2.80%, 03/15/22 (Call 02/15/22)	2,565	2,507,262
3.10%, 11/15/21 (Call 08/15/21)	575	569,394
3.20%, 03/15/24 (Call 01/15/24)	1,510	1,460,291
3.50%, 03/15/27 (Call 12/15/26)	5,385	5,155,653
3.70%, 12/15/23 (Call 09/15/23)	1,725	1,727,174
4.35%, 04/15/47 (Call 10/15/46)	3,520	3,389,197
4.80%, 12/15/43 (Call 06/15/43)	2,075	2,116,375
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	1,145	1,106,872
3.95%, 06/15/23 (Call 05/15/23)	625	631,531
4.60%, 06/15/28 (Call 03/15/28)	1,500	1,518,315
United Technologies Corp.
1.50%, 11/01/19	655	644,527
1.90%, 05/04/20	1,225	1,203,477
1.95%, 11/01/21 (Call 10/01/21)	4,425	4,252,912
2.30%, 05/04/22 (Call 04/04/22)	1,225	1,180,900
2.65%, 11/01/26 (Call 08/01/26)	1,678	1,519,278
2.80%, 05/04/24 (Call 03/04/24)	1,410	1,337,244
3.10%, 06/01/22	7,451	7,376,043
3.13%, 05/04/27 (Call 01/04/27)	2,630	2,453,711
3.75%, 11/01/46 (Call 05/01/46)	4,000	3,522,880
4.05%, 05/04/47 (Call 11/04/46)	2,115	1,952,505
4.15%, 05/15/45 (Call 11/16/44)	4,865	4,573,781
4.50%, 04/15/20	3,058	3,149,771
4.50%, 06/01/42	6,052	5,984,702
5.40%, 05/01/35	845	924,641
5.70%, 04/15/40	5,988	6,858,476
6.05%, 06/01/36	546	638,219
6.13%, 07/15/38	6,897	8,224,397
6.70%, 08/01/28	475	574,285
7.50%, 09/15/29	200	256,138
		242,677,362
Agriculture — 0.3%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	5,594	5,574,085
2.63%, 09/16/26 (Call 06/16/26)(b)	1,245	1,139,449

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Agriculture (continued)
2.85%, 08/09/22	$ 3,151	$ 3,091,320
2.95%, 05/02/23	175	170,720
3.88%, 09/16/46 (Call 03/16/46)	2,755	2,466,882
4.00%, 01/31/24	3,212	3,268,595
4.25%, 08/09/42	1,470	1,386,813
4.50%, 05/02/43	4,291	4,213,934
4.75%, 05/05/21	6,743	7,044,142
5.38%, 01/31/44	5,890	6,438,006
9.25%, 08/06/19	345	370,420
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	3,307	3,040,786
3.75%, 09/15/47 (Call 03/15/47)	575	539,988
4.02%, 04/16/43	331	324,095
4.48%, 03/01/21	3,540	3,681,989
4.54%, 03/26/42	373	395,160
5.38%, 09/15/35	25	28,941
5.77%, 03/01/41(c)	600	739,788
BAT Capital Corp.
2.30%, 08/14/20(d)	2,660	2,606,720
2.76%, 08/15/22 (Call 07/15/22)(d)	3,870	3,734,395
3.22%, 08/15/24 (Call 06/15/24)(d)	4,060	3,872,875
3.56%, 08/15/27 (Call 05/15/27)(d)	8,535	8,051,236
4.39%, 08/15/37 (Call 02/15/37)(d)	750	717,953
4.54%, 08/15/47 (Call 02/15/47)(d)	2,850	2,698,152
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	1,015	979,343
3.25%, 08/15/26 (Call 05/15/26)	2,080	1,898,062
3.50%, 11/24/20 (Call 10/24/20)	2,805	2,809,376
3.75%, 09/25/27 (Call 06/25/27)	525	499,013
8.50%, 06/15/19	100	105,362
Philip Morris International Inc.
1.88%, 11/01/19	1,100	1,086,954
1.88%, 02/25/21 (Call 01/25/21)	800	777,296
2.00%, 02/21/20	1,050	1,035,311
2.13%, 05/10/23 (Call 03/10/23)	920	864,469
2.38%, 08/17/22 (Call 07/17/22)	2,127	2,044,706
2.50%, 08/22/22	3,600	3,481,020
2.50%, 11/02/22 (Call 10/02/22)	1,500	1,447,365
2.63%, 02/18/22 (Call 01/18/22)	1,055	1,031,083
2.63%, 03/06/23	300	289,341
2.75%, 02/25/26 (Call 11/25/25)(b)	3,911	3,650,840
2.90%, 11/15/21	2,225	2,203,929
3.13%, 08/17/27 (Call 05/17/27)	1,750	1,666,420
3.13%, 03/02/28 (Call 12/02/27)(b)	50	47,507
3.25%, 11/10/24	2,369	2,315,176
3.38%, 08/11/25 (Call 05/11/25)	2,790	2,726,109
3.60%, 11/15/23	1,555	1,561,780
3.88%, 08/21/42	336	306,600
4.13%, 05/17/21	2,700	2,773,089
4.13%, 03/04/43	2,650	2,511,193
4.25%, 11/10/44	4,364	4,226,359
4.38%, 11/15/41	4,596	4,528,347
4.50%, 03/26/20	1,570	1,614,682
4.50%, 03/20/42	2,055	2,047,047
4.88%, 11/15/43	1,675	1,751,598
6.38%, 05/16/38	3,483	4,302,097
Reynolds American Inc.
3.25%, 06/12/20	7,754	7,760,901
4.00%, 06/12/22	2,340	2,367,706
4.45%, 06/12/25 (Call 03/12/25)	9,164	9,299,719
Security	Par(000)	Value
Agriculture (continued)
4.85%, 09/15/23	$ 77	$ 80,815
5.70%, 08/15/35 (Call 02/15/35)	3,325	3,654,541
5.85%, 08/15/45 (Call 02/12/45)	12,561	14,055,005
6.15%, 09/15/43	655	758,110
6.88%, 05/01/20	6,298	6,720,911
7.25%, 06/15/37	1,050	1,345,943
		168,221,569
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	1,240	1,244,093
Series 2013-2, Class A, 4.95%, 07/15/24	2,443	2,522,795
Series 2014-1, Class A, 3.70%, 04/01/28	2,291	2,251,822
Series 2015-1, Class A, 3.38%, 11/01/28	7,139	6,897,136
Series 2015-2, Class AA, 3.60%, 03/22/29	362	353,648
Series 2016-1, Class AA, 3.58%, 07/15/29	627	614,610
Series 2016-3, Class AA, 3.00%, 04/15/30	339	320,501
Series 2017-1, Class AA, 3.65%, 02/15/29	4,157	4,081,208
Series 2017-2, Class AA, 3.35%, 04/15/31	5	4,775
Continental Airlines Inc. Pass Through Trust
Series 2009-2, Class A, 7.25%, 11/10/19	305	320,779
Series 2012-1, Class A, 4.15%, 10/11/25	1,885	1,905,480
Series 2012-2, Class A, 4.00%, 04/29/26	100	101,342
Delta Air Lines Inc.
2.60%, 12/04/20	1,630	1,601,915
3.40%, 04/19/21	1,120	1,119,138
3.63%, 03/15/22 (Call 02/15/22)	3,940	3,913,444
3.80%, 04/19/23 (Call 03/19/23)	2,620	2,602,053
4.38%, 04/19/28 (Call 01/19/28)	3,500	3,432,485
Delta Air Lines Inc. Pass Through Trust
Series 2015-1, Class AA, 3.63%, 01/30/29	1,919	1,906,334
Series 2017-1, Class A, 6.82%, 02/10/24	58	64,028
Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.20%, 08/15/29	4,349	4,139,321
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	4,990	4,934,561
2.75%, 11/06/19 (Call 10/06/19)	1,630	1,626,561
2.75%, 11/16/22 (Call 10/16/22)	1,180	1,150,571
3.00%, 11/15/26 (Call 08/15/26)	2,560	2,395,930
3.45%, 11/16/27 (Call 08/16/27)	1,500	1,430,280
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 10/01/29	4,320	4,332,480
U.S. Airways Pass Through Trust
Series 2012-1, Class A, 5.90%, 04/01/26	346	373,403
Series 2012-2, Class A, 4.63%, 12/03/26	643	664,206
Series 2013-1, Class A, 3.95%, 05/15/27	45	44,540
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(b)	3,394	3,398,846
Series 2014-2, Class A, 3.75%, 03/03/28	3,512	3,470,916
Series 2015-1, Class AA, 3.45%, 06/01/29	5,518	5,356,989
Series 2016-1, Class AA, 3.10%, 01/07/30	2,546	2,426,288
Series 2016-2, Class AA, 2.88%, 04/07/30	1,168	1,090,697
Series 2018-1, Class AA, 3.50%, 09/01/31	2,000	1,932,380
		74,025,555
Apparel — 0.0%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	1,875	1,799,119
2.38%, 11/01/26 (Call 08/01/26)	3,645	3,354,421
3.38%, 11/01/46 (Call 05/01/46)	2,600	2,336,672
3.63%, 05/01/43 (Call 11/01/42)	815	768,398

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Apparel (continued)
3.88%, 11/01/45 (Call 05/01/45)	$ 2,485	$ 2,419,694
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	1,925	1,911,891
VF Corp.
3.50%, 09/01/21 (Call 06/21/21)	1,880	1,906,470
6.45%, 11/01/37	65	82,891
		14,579,556
Auto Manufacturers — 0.5%
American Honda Finance Corp.
1.20%, 07/12/19	2,950	2,901,679
1.65%, 07/12/21	2,255	2,160,087
1.70%, 09/09/21	2,190	2,100,977
1.95%, 07/20/20	1,090	1,068,483
2.00%, 02/14/20	4,165	4,105,107
2.15%, 03/13/20	2,000	1,976,060
2.25%, 08/15/19	2,960	2,944,845
2.30%, 09/09/26	1,215	1,109,805
2.45%, 09/24/20	1,610	1,592,676
2.60%, 11/16/22	1,280	1,250,419
2.65%, 02/12/21	2,000	1,986,480
2.90%, 02/16/24	1,150	1,122,032
3.50%, 02/15/28	1,000	992,680
Daimler Finance North America LLC, 8.50%, 01/18/31	4,910	7,088,911
Ford Holdings LLC, 9.30%, 03/01/30	1,600	2,130,320
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)	3,490	3,455,449
4.75%, 01/15/43	6,310	5,668,462
5.29%, 12/08/46 (Call 06/08/46)	4,500	4,341,330
6.38%, 02/01/29	1,150	1,271,889
6.63%, 10/01/28	1,365	1,540,048
7.40%, 11/01/46	1,260	1,561,253
7.45%, 07/16/31	3,346	3,989,235
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,050	1,037,138
2.34%, 11/02/20	4,850	4,738,207
2.43%, 06/12/20	1,615	1,587,674
2.46%, 03/27/20	1,000	986,100
2.60%, 11/04/19	3,091	3,074,680
2.68%, 01/09/20	200	198,598
2.98%, 08/03/22 (Call 07/03/22)	2,200	2,123,528
3.10%, 05/04/23	1,070	1,026,355
3.16%, 08/04/20	2,100	2,092,713
3.20%, 01/15/21	3,130	3,111,095
3.22%, 01/09/22	3,175	3,118,263
3.34%, 03/18/21	6,272	6,231,044
3.34%, 03/28/22 (Call 02/28/22)	3,210	3,156,971
3.47%, 04/05/21	500	498,720
3.66%, 09/08/24	5,525	5,321,901
3.81%, 01/09/24 (Call 11/09/23)	2,440	2,391,249
3.82%, 11/02/27 (Call 08/02/27)	750	705,068
4.13%, 08/04/25	5,975	5,879,639
4.25%, 09/20/22	5,750	5,827,855
4.38%, 08/06/23	200	202,318
4.39%, 01/08/26	3,700	3,678,207
5.75%, 02/01/21	1,900	2,005,032
5.88%, 08/02/21	7,270	7,741,896
8.13%, 01/15/20	7,900	8,506,483
General Motors Co.
4.00%, 04/01/25	800	785,392
4.20%, 10/01/27 (Call 07/01/27)	1,010	979,306
4.88%, 10/02/23	4,619	4,788,563
Security	Par(000)	Value
Auto Manufacturers (continued)
5.00%, 04/01/35	$ 670	$ 653,531
5.15%, 04/01/38 (Call 10/01/37)	650	633,802
5.20%, 04/01/45	6,385	6,056,300
5.40%, 04/01/48 (Call 10/01/47)(b)	825	811,569
6.25%, 10/02/43	3,448	3,691,325
6.60%, 04/01/36 (Call 10/01/35)	3,897	4,343,323
6.75%, 04/01/46 (Call 10/01/45)	3,050	3,469,527
General Motors Financial Co. Inc.
2.35%, 10/04/19	1,640	1,628,061
2.45%, 11/06/20	3,050	2,985,858
2.65%, 04/13/20	2,950	2,921,886
3.15%, 01/15/20 (Call 12/15/19)	5,118	5,122,197
3.15%, 06/30/22 (Call 05/30/22)	3,450	3,367,269
3.20%, 07/13/20 (Call 06/13/20)	2,085	2,081,059
3.20%, 07/06/21 (Call 06/06/21)	295	292,298
3.25%, 01/05/23 (Call 12/05/22)	2,000	1,948,320
3.45%, 01/14/22 (Call 12/14/21)	5,925	5,878,785
3.45%, 04/10/22 (Call 02/10/22)	9,548	9,456,053
3.50%, 11/07/24 (Call 09/07/24)	3,035	2,907,287
3.55%, 04/09/21	190	190,365
3.70%, 11/24/20 (Call 10/24/20)	8,710	8,776,980
3.70%, 05/09/23 (Call 03/09/23)	1,900	1,877,276
3.85%, 01/05/28 (Call 10/05/27)	2,375	2,234,543
3.95%, 04/13/24 (Call 02/13/24)	1,465	1,446,512
4.00%, 01/15/25 (Call 10/15/24)	7,023	6,902,766
4.00%, 10/06/26 (Call 07/06/26)	890	855,717
4.20%, 03/01/21 (Call 12/01/20)	2,100	2,138,955
4.30%, 07/13/25 (Call 04/13/25)	7,425	7,362,927
4.35%, 04/09/25 (Call 02/09/25)	455	453,640
4.35%, 01/17/27 (Call 10/17/26)	3,006	2,952,493
4.38%, 09/25/21	2,250	2,305,732
5.25%, 03/01/26 (Call 12/01/25)	5,905	6,173,028
PACCAR Financial Corp.
1.65%, 08/11/21	35	33,564
1.95%, 02/27/20	490	483,400
2.05%, 11/13/20	770	755,170
2.25%, 02/25/21	1,375	1,348,944
2.30%, 08/10/22	1,500	1,449,105
2.50%, 08/14/20	1,050	1,042,209
2.80%, 03/01/21	500	497,815
3.10%, 05/10/21	535	536,723
Toyota Motor Credit Corp.
1.55%, 10/18/19	2,294	2,258,741
1.90%, 04/08/21	1,075	1,045,835
1.95%, 04/17/20	1,650	1,624,937
2.13%, 07/18/19	3,047	3,038,072
2.15%, 03/12/20	13,040	12,891,214
2.15%, 09/08/22	1,877	1,799,855
2.20%, 01/10/20	600	594,858
2.25%, 10/18/23	1,805	1,710,689
2.60%, 01/11/22	2,298	2,258,291
2.63%, 01/10/23	2,350	2,281,497
2.75%, 05/17/21	53	52,697
2.80%, 07/13/22	250	246,538
2.90%, 04/17/24	4,530	4,409,004
2.95%, 04/13/21	2,500	2,501,150
3.05%, 01/11/28	100	95,521
3.20%, 01/11/27	1,120	1,091,966
3.30%, 01/12/22	3,115	3,135,061
3.40%, 09/15/21	1,795	1,814,260

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Auto Manufacturers (continued)
3.40%, 04/14/25	$ 2,500	$ 2,487,300
4.25%, 01/11/21	2,750	2,836,817
4.50%, 06/17/20	200	206,464
		294,599,303
Auto Parts & Equiptment — 0.0%
Aptiv PLC
3.15%, 11/19/20 (Call 10/19/20)	1,250	1,244,962
4.25%, 01/15/26 (Call 10/15/25)	1,087	1,094,446
4.40%, 10/01/46 (Call 04/01/46)	275	260,472
BorgWarner Inc.
4.38%, 03/15/45 (Call 09/15/44)	925	894,623
4.63%, 09/15/20	1,400	1,442,910
Delphi Corp., 4.15%, 03/15/24 (Call 12/15/23)	2,689	2,726,727
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	3,230	3,360,718
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	740	743,345
4.15%, 10/01/25 (Call 07/01/25)	1,500	1,539,030
		13,307,233
Banks — 6.1%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	2,000	2,006,480
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	5,000	4,935,000
2.05%, 09/23/19	2,750	2,721,565
2.25%, 06/13/19	4,560	4,539,480
2.25%, 11/09/20	660	646,153
2.30%, 06/01/21	3,280	3,193,080
2.55%, 11/23/21	2,500	2,437,925
2.63%, 05/19/22	5,000	4,854,050
2.70%, 11/16/20	3,200	3,169,120
3.70%, 11/16/25	2,500	2,508,575
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	820	814,244
Banco Santander SA
3.13%, 02/23/23	1,400	1,333,696
3.50%, 04/11/22	1,050	1,026,228
3.80%, 02/23/28	3,300	3,022,998
3.85%, 04/12/23	200	196,490
4.25%, 04/11/27	3,000	2,866,830
4.38%, 04/12/28	800	767,232
5.18%, 11/19/25	5,400	5,389,470
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	1,135	1,110,132
2.33%, 10/01/21 (Call 10/01/20)(a)(e)	6,550	6,412,188
2.37%, 07/21/21 (Call 07/21/20)(a)(e)	2,584	2,537,798
2.50%, 10/21/22 (Call 10/21/21)	4,801	4,610,832
2.63%, 10/19/20	8,938	8,865,960
2.63%, 04/19/21	2,780	2,736,854
2.74%, 01/23/22 (Call 01/23/21)(a)(e)	8,200	8,077,820
2.82%, 07/21/23 (Call 07/21/22)(a)(e)	5,262	5,103,824
2.88%, 04/24/23 (Call 04/24/22)(a)(e)	3,450	3,363,750
3.00%, 12/20/23 (Call 12/20/22)(a)(e)	18,080	17,573,037
3.09%, 10/01/25 (Call 10/01/24)(a)(e)	206	196,817
3.12%, 01/20/23 (Call 01/20/22)(a)(e)	4,650	4,585,551
3.25%, 10/21/27 (Call 10/21/26)	8,335	7,787,557
3.30%, 01/11/23	12,550	12,445,333
3.37%, 01/23/26 (Call 01/23/25)(a)(e)	190	183,523
3.42%, 12/20/28 (Call 12/20/27)(a)(e)	14,799	13,948,353
3.50%, 04/19/26	6,655	6,462,338
Security	Par(000)	Value
Banks (continued)
3.55%, 03/05/24 (Call 03/05/23)(a)(e)	$ 845	$ 838,113
3.59%, 07/21/28 (Call 07/21/27)(a)(e)	3,850	3,687,299
3.71%, 04/24/28 (Call 04/24/27)(a)(e)	6,625	6,404,387
3.82%, 01/20/28 (Call 01/20/27)(a)(e)	6,030	5,893,240
3.88%, 08/01/25	15,570	15,538,081
3.95%, 01/23/49 (Call 01/23/48)(a)(e)	350	323,320
3.97%, 03/05/29 (Call 03/05/28)(a)(e)	200	197,480
4.00%, 04/01/24	3,001	3,045,295
4.00%, 01/22/25	3,875	3,841,365
4.10%, 07/24/23	1,270	1,300,340
4.13%, 01/22/24	14,007	14,323,698
4.20%, 08/26/24	16,700	16,869,839
4.24%, 04/24/38 (Call 04/24/37)(a)(e)	2,800	2,758,812
4.25%, 10/22/26	6,690	6,683,845
4.44%, 01/20/48 (Call 01/20/47)(a)(e)	6,939	6,960,372
4.45%, 03/03/26	2,700	2,729,295
4.88%, 04/01/44	3,215	3,416,806
5.00%, 05/13/21	405	424,748
5.00%, 01/21/44	7,880	8,526,869
5.63%, 07/01/20	3,235	3,398,465
5.70%, 01/24/22	5,980	6,474,426
5.88%, 01/05/21	1,740	1,858,511
5.88%, 02/07/42	3,385	4,070,293
6.11%, 01/29/37	3,618	4,237,655
6.22%, 09/15/26	803	901,914
7.75%, 05/14/38	5,294	7,298,679
Series L, 2.25%, 04/21/20	3,520	3,472,128
Series L, 3.95%, 04/21/25	5,970	5,871,853
Series L, 4.18%, 11/25/27 (Call 11/25/26)	5,260	5,165,688
Series L, 4.75%, 04/21/45	765	780,491
Bank of America N.A., 6.00%, 10/15/36	13,276	16,204,287
Bank of Montreal
1.50%, 07/18/19	1,605	1,584,135
1.75%, 09/11/19	1,110	1,096,780
1.90%, 08/27/21	6,345	6,096,593
2.10%, 12/12/19	1,110	1,098,667
2.10%, 06/15/20	2,174	2,136,368
2.35%, 09/11/22	7,700	7,387,996
2.55%, 11/06/22 (Call 10/06/22)	3,100	2,998,351
3.80%, 12/15/32 (Call 12/15/27)(a)(e)	1,450	1,355,185
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	855	832,368
2.20%, 08/16/23 (Call 06/16/23)	3,698	3,494,721
2.30%, 09/11/19 (Call 08/11/19)	2,669	2,655,949
2.45%, 11/27/20 (Call 10/27/20)	4,060	4,010,184
2.45%, 08/17/26 (Call 05/17/26)	2,709	2,477,489
2.50%, 04/15/21 (Call 03/15/21)	3,872	3,815,236
2.60%, 08/17/20 (Call 07/17/20)	4,310	4,277,589
2.60%, 02/07/22 (Call 01/07/22)	2,130	2,086,250
2.66%, 05/16/23 (Call 05/16/22)(a)(e)	2,750	2,678,417
2.80%, 05/04/26 (Call 02/04/26)	890	841,139
2.95%, 01/29/23 (Call 12/29/22)	2,675	2,627,706
3.00%, 10/30/28 (Call 07/30/28)	2,448	2,247,435
3.25%, 09/11/24 (Call 08/11/24)	1,090	1,073,574
3.25%, 05/16/27 (Call 02/16/27)	1,640	1,587,208
3.30%, 08/23/29 (Call 05/23/29)	2,620	2,461,542
3.40%, 05/15/24 (Call 04/15/24)	3,856	3,823,224
3.40%, 01/29/28 (Call 10/29/27)	500	488,050
3.44%, 02/07/28 (Call 02/07/27)(a)(e)	3,985	3,900,677
3.50%, 04/28/23	1,000	1,004,180

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
3.55%, 09/23/21 (Call 08/23/21)	$ 4,290	$ 4,346,585
3.65%, 02/04/24 (Call 01/05/24)	2,875	2,906,136
3.85%, 04/28/28	1,000	1,016,070
3.95%, 11/18/25 (Call 10/18/25)	2,375	2,424,044
4.15%, 02/01/21	350	360,003
4.60%, 01/15/20	2,665	2,739,167
Series G, 2.15%, 02/24/20 (Call 01/24/20)	2,620	2,592,490
Series G, 3.00%, 02/24/25 (Call 01/24/25)	1,595	1,530,530
Bank of Nova Scotia (The)
1.65%, 06/14/19	3,365	3,329,499
1.85%, 04/14/20	25	24,564
2.05%, 06/05/19	3,005	2,983,755
2.15%, 07/14/20	300	294,597
2.35%, 10/21/20	5,678	5,580,793
2.45%, 03/22/21	6,350	6,222,238
2.45%, 09/19/22	4,625	4,462,154
2.50%, 01/08/21	110	108,259
2.70%, 03/07/22	10,789	10,574,730
2.80%, 07/21/21	2,225	2,201,860
3.13%, 04/20/21	5,300	5,289,241
4.38%, 01/13/21	1,525	1,572,885
4.50%, 12/16/25	1,575	1,579,048
Bank One Capital III, 8.75%, 09/01/30	275	380,595
Bank One Corp.
7.63%, 10/15/26	1,035	1,270,690
7.75%, 07/15/25	493	593,187
8.00%, 04/29/27	600	756,576
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	3,900	3,821,961
5.14%, 10/14/20	6,615	6,815,104
Barclays PLC
2.75%, 11/08/19	6,348	6,314,927
2.88%, 06/08/20	8,500	8,417,465
3.20%, 08/10/21	2,250	2,214,562
3.25%, 01/12/21	5,805	5,742,480
3.65%, 03/16/25	6,368	5,981,399
3.68%, 01/10/23 (Call 01/10/22)	2,946	2,890,085
4.34%, 01/10/28 (Call 01/10/27)	4,120	3,921,910
4.38%, 01/12/26	11,157	10,880,641
4.95%, 01/10/47	2,255	2,113,431
4.97%, 05/16/29 (Call 05/16/28)(a)(e)	1,075	1,069,432
5.25%, 08/17/45	5,330	5,211,141
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	3,130	3,032,626
2.15%, 02/01/21 (Call 01/01/21)	3,650	3,568,167
2.45%, 01/15/20 (Call 12/15/19)	3,875	3,849,347
2.63%, 06/29/20 (Call 05/29/20)	4,405	4,376,015
2.75%, 04/01/22 (Call 03/01/22)	2,550	2,498,694
2.85%, 10/26/24 (Call 09/26/24)	4,000	3,838,680
3.95%, 03/22/22 (Call 02/22/22)	705	717,542
5.25%, 11/01/19	1,471	1,517,954
BNP Paribas SA
2.38%, 05/21/20	1,530	1,513,017
4.25%, 10/15/24	2,150	2,150,150
5.00%, 01/15/21	9,756	10,199,605
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC, 3.25%, 03/03/23	2,350	2,337,568
BPCE SA
2.25%, 01/27/20	5,825	5,746,304
2.50%, 07/15/19	6,050	6,022,533
Security	Par(000)	Value
Banks (continued)
2.65%, 02/03/21	$ 1,750	$ 1,724,538
2.75%, 12/02/21	3,273	3,206,394
3.38%, 12/02/26	2,000	1,909,320
4.00%, 04/15/24	1,445	1,455,621
Branch Banking & Trust Co.
2.10%, 01/15/20 (Call 12/15/19)	2,210	2,179,900
2.25%, 06/01/20 (Call 05/01/20)	2,250	2,216,632
2.63%, 01/15/22 (Call 12/15/21)	2,200	2,146,210
2.85%, 04/01/21 (Call 03/01/21)	625	621,525
3.63%, 09/16/25 (Call 08/16/25)	2,850	2,822,668
3.80%, 10/30/26 (Call 09/30/26)	2,603	2,607,868
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	2,559	2,520,538
2.10%, 10/05/20	2,170	2,122,130
2.55%, 06/16/22	2,800	2,722,216
2.70%, 02/02/21	2,200	2,172,192
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	3,760	3,685,853
2.50%, 05/12/20 (Call 04/12/20)	465	458,736
3.05%, 03/09/22 (Call 02/09/22)	1,042	1,023,848
3.20%, 01/30/23 (Call 12/30/22)	2,835	2,764,267
3.20%, 02/05/25 (Call 01/05/25)	2,040	1,927,718
3.30%, 10/30/24 (Call 09/30/24)	2,050	1,962,014
3.45%, 04/30/21 (Call 03/30/21)	1,000	1,000,740
3.50%, 06/15/23	845	830,973
3.75%, 04/24/24 (Call 03/24/24)	1,945	1,925,686
3.75%, 07/28/26 (Call 06/28/26)	8,120	7,623,706
3.75%, 03/09/27 (Call 02/09/27)	4,790	4,581,156
3.80%, 01/31/28 (Call 12/31/27)	2,020	1,925,363
4.20%, 10/29/25 (Call 09/29/25)	8,596	8,435,083
4.25%, 04/30/25 (Call 03/31/25)	1,000	1,003,140
4.75%, 07/15/21	7,675	7,971,562
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	3,750	3,698,512
2.25%, 09/13/21 (Call 08/13/21)	5,150	4,964,445
2.35%, 01/31/20 (Call 12/31/19)	2,600	2,568,384
2.40%, 09/05/19 (Call 08/15/19)	2,804	2,785,802
2.65%, 08/08/22 (Call 07/08/22)	2,400	2,307,672
2.95%, 07/23/21 (Call 06/23/21)	3,500	3,450,965
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	4,860	4,767,174
2.13%, 10/20/20 (Call 09/20/20)	8,850	8,649,193
Citigroup Inc.
2.05%, 06/07/19	2,150	2,133,810
2.35%, 08/02/21	5,550	5,387,718
2.40%, 02/18/20	5,285	5,233,788
2.45%, 01/10/20 (Call 12/10/19)	2,400	2,379,600
2.50%, 07/29/19	5,604	5,590,550
2.65%, 10/26/20	3,836	3,783,792
2.70%, 03/30/21	7,570	7,445,852
2.70%, 10/27/22 (Call 09/27/22)	2,000	1,930,400
2.75%, 04/25/22 (Call 03/25/22)	7,365	7,166,661
2.88%, 07/24/23 (Call 07/24/22)(a)(e)	4,668	4,515,450
2.90%, 12/08/21 (Call 11/08/21)	3,015	2,964,830
3.14%, 01/24/23 (Call 01/24/22)(a)(e)	5,200	5,115,656
3.20%, 10/21/26 (Call 07/21/26)	6,300	5,892,075
3.30%, 04/27/25	3,565	3,427,641
3.38%, 03/01/23	1,920	1,901,357
3.40%, 05/01/26	4,600	4,382,098
3.50%, 05/15/23	3,235	3,205,497

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
3.52%, 10/27/28 (Call 10/27/27)(a)(e)	$ 1,520	$ 1,430,958
3.67%, 07/24/28 (Call 07/24/27)(a)(e)	3,028	2,891,286
3.70%, 01/12/26	5,330	5,193,445
3.75%, 06/16/24	3,500	3,483,445
3.88%, 10/25/23	3,978	4,015,751
3.88%, 03/26/25	2,205	2,149,875
3.88%, 01/24/39 (Call 01/22/38)(a)(e)	5,660	5,218,237
3.89%, 01/10/28 (Call 01/10/27)(a)(e)	6,992	6,810,348
4.00%, 08/05/24	2,558	2,543,215
4.04%, 06/01/24 (Call 06/01/23)(a)(e)	2,500	2,521,100
4.05%, 07/30/22	2,375	2,408,084
4.08%, 04/23/29 (Call 04/23/28)(a)(e)	5,000	4,911,000
4.13%, 07/25/28	4,115	3,969,082
4.28%, 04/24/48 (Call 10/24/47)(a)(e)	6,805	6,538,516
4.30%, 11/20/26	3,450	3,418,536
4.40%, 06/10/25	7,896	7,920,083
4.45%, 09/29/27	10,828	10,728,599
4.50%, 01/14/22	12,336	12,798,477
4.60%, 03/09/26	3,645	3,688,303
4.65%, 07/30/45	3,241	3,276,197
4.75%, 05/18/46	6,080	5,963,690
5.30%, 05/06/44	5,065	5,359,125
5.38%, 08/09/20	475	497,126
5.50%, 09/13/25	7,925	8,484,426
5.88%, 01/30/42	2,463	2,919,911
6.00%, 10/31/33	1,000	1,135,360
6.13%, 08/25/36	508	585,815
6.63%, 01/15/28	25	29,324
6.63%, 06/15/32	1,210	1,443,022
6.68%, 09/13/43	2,855	3,545,567
8.13%, 07/15/39	7,314	10,547,958
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	505	495,572
2.25%, 03/02/20 (Call 02/03/20)	825	812,064
2.25%, 10/30/20 (Call 09/30/20)	2,650	2,592,627
2.45%, 12/04/19 (Call 11/04/19)	750	744,038
2.55%, 05/13/21 (Call 04/13/21)	3,080	3,019,786
2.65%, 05/26/22 (Call 04/26/22)	2,135	2,073,427
3.70%, 03/29/23 (Call 02/28/23)	1,220	1,225,356
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	1,995	1,933,514
4.30%, 12/03/25 (Call 11/03/25)	490	493,298
4.35%, 08/01/25 (Call 07/01/25)	3,680	3,671,683
Comerica Bank, 2.50%, 06/02/20	1,500	1,483,815
Comerica Inc., 3.80%, 07/22/26	1,550	1,508,429
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	2,250	2,234,970
2.30%, 03/12/20	2,100	2,074,905
2.40%, 11/02/20	2,450	2,410,432
2.55%, 03/15/21	3,640	3,577,938
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	5,195	5,166,427
2.88%, 06/29/22 (Call 05/29/22)	1,000	967,360
3.88%, 04/10/25 (Call 03/10/25)	1,750	1,703,678
Cooperatieve Rabobank UA
3.75%, 07/21/26	3,785	3,566,189
3.88%, 02/08/22	5,732	5,830,705
3.95%, 11/09/22	6,100	6,086,519
4.38%, 08/04/25	2,570	2,535,793
4.50%, 01/11/21	4,225	4,361,383
Security	Par(000)	Value
Banks (continued)
4.63%, 12/01/23	$ 7,585	$ 7,697,486
5.25%, 05/24/41	5,070	5,855,698
5.25%, 08/04/45	5,200	5,527,860
5.75%, 12/01/43	4,600	5,232,178
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	4,500	4,424,400
2.25%, 01/14/20	1,550	1,532,361
2.50%, 01/19/21	4,480	4,404,826
2.75%, 01/10/22	2,250	2,204,347
2.75%, 01/10/23	2,200	2,131,800
3.13%, 04/26/21	2,660	2,653,776
3.38%, 05/21/25	1,750	1,715,053
Credit Suisse AG/New York NY
3.00%, 10/29/21	11,360	11,264,349
3.63%, 09/09/24	10,150	10,069,104
4.38%, 08/05/20	1,225	1,259,349
5.30%, 08/13/19	1,000	1,029,020
5.40%, 01/14/20	2,752	2,849,256
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	3,250	3,225,982
3.13%, 12/10/20	10,425	10,375,064
3.45%, 04/16/21	3,120	3,126,958
3.75%, 03/26/25	4,915	4,748,037
3.80%, 09/15/22	5,650	5,664,633
3.80%, 06/09/23	4,472	4,432,154
4.55%, 04/17/26	7,600	7,646,284
4.88%, 05/15/45	4,890	4,923,252
Deutsche Bank AG
2.95%, 08/20/20	4,560	4,479,379
3.13%, 01/13/21(b)	4,132	4,037,832
3.38%, 05/12/21	5,830	5,707,745
4.10%, 01/13/26(b)	2,445	2,282,896
4.25%, 10/14/21	1,459	1,449,954
Deutsche Bank AG/London, 3.70%, 05/30/24	6,095	5,716,744
Deutsche Bank AG/New York NY
2.70%, 07/13/20	3,507	3,434,756
3.15%, 01/22/21	5,210	5,109,030
3.30%, 11/16/22	6,213	5,913,596
3.95%, 02/27/23	2,050	1,988,931
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	2,355	2,351,609
3.20%, 08/09/21 (Call 07/09/21)	128	126,566
3.35%, 02/06/23 (Call 01/06/23)	1,600	1,571,504
3.45%, 07/27/26 (Call 04/27/26)	2,220	2,075,167
4.20%, 08/08/23	6,700	6,798,624
4.25%, 03/13/26	925	912,078
7.00%, 04/15/20	500	530,150
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	1,375	1,337,531
2.88%, 07/27/20 (Call 06/27/20)	2,984	2,972,303
3.50%, 03/15/22 (Call 02/15/22)	4,014	4,032,384
3.95%, 03/14/28 (Call 02/14/28)	2,250	2,236,185
4.30%, 01/16/24 (Call 12/16/23)	263	269,296
8.25%, 03/01/38	3,334	4,647,696
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	1,285	1,264,877
2.20%, 10/30/20 (Call 09/30/20)	500	489,330
2.25%, 06/14/21 (Call 05/14/21)	1,700	1,656,412
2.88%, 10/01/21 (Call 09/01/21)	4,275	4,231,865
3.85%, 03/15/26 (Call 02/15/26)	5,610	5,546,383

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	$ 1,880	$ 1,868,250
2.50%, 06/06/22 (Call 05/06/22)	4,500	4,342,995
4.38%, 08/01/46 (Call 02/01/46)	2,000	1,950,340
4.63%, 02/13/47	2,000	2,013,200
First Tennessee Bank N.A., 2.95%, 12/01/19 (Call 11/01/19)	1,500	1,493,550
FirstMerit Bank N.A./Akron OH, 4.27%, 11/25/26	1,000	983,370
Goldman Sachs Capital I, 6.35%, 02/15/34	5,671	6,575,865
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19	1,335	1,323,225
2.30%, 12/13/19 (Call 11/13/19)	1,852	1,835,721
2.35%, 11/15/21 (Call 11/15/20)	7,301	7,054,299
2.55%, 10/23/19	7,520	7,491,950
2.60%, 04/23/20 (Call 03/23/20)	7,350	7,279,954
2.60%, 12/27/20 (Call 12/27/19)	5,023	4,950,920
2.63%, 04/25/21 (Call 03/25/21)	1,630	1,599,470
2.75%, 09/15/20 (Call 08/15/20)	7,960	7,889,474
2.88%, 02/25/21 (Call 01/25/21)	4,607	4,558,212
2.88%, 10/31/22 (Call 10/31/21)(a)(e)	8,206	8,007,333
2.91%, 06/05/23 (Call 06/05/22)(a)(e)	850	823,310
2.91%, 07/24/23 (Call 07/24/22)(a)(e)	3,550	3,432,424
3.00%, 04/26/22 (Call 04/26/21)	8,880	8,723,978
3.20%, 02/23/23 (Call 01/23/23)	1,100	1,077,549
3.27%, 09/29/25 (Call 09/29/24)(a)(e)	4,575	4,365,968
3.50%, 01/23/25 (Call 10/23/24)	9,270	8,993,198
3.50%, 11/16/26 (Call 11/16/25)	5,437	5,160,964
3.63%, 01/22/23	8,113	8,102,534
3.69%, 06/05/28 (Call 06/05/27)(a)(e)	6,305	5,997,442
3.75%, 05/22/25 (Call 02/22/25)	11,043	10,810,214
3.75%, 02/25/26 (Call 11/25/25)	4,405	4,280,030
3.81%, 04/23/29 (Call 04/23/28)(a)(e)	2,288	2,188,792
3.85%, 07/08/24 (Call 04/08/24)	10,425	10,386,115
3.85%, 01/26/27 (Call 01/26/26)	8,330	8,080,267
4.00%, 03/03/24	4,845	4,883,857
4.02%, 10/31/38 (Call 10/31/37)(a)(e)	6,035	5,553,407
4.22%, 05/01/29 (Call 05/01/28)(a)(e)	5,150	5,080,887
4.25%, 10/21/25	7,938	7,875,131
4.41%, 04/23/39 (Call 04/23/38)(a)(e)	6,000	5,783,340
4.75%, 10/21/45 (Call 04/21/45)	4,989	5,043,979
4.80%, 07/08/44 (Call 01/08/44)	5,066	5,141,078
5.15%, 05/22/45	6,755	6,952,516
5.25%, 07/27/21	5,087	5,364,140
5.38%, 03/15/20	9,575	9,961,926
5.75%, 01/24/22	10,679	11,492,419
5.95%, 01/15/27	2,981	3,286,940
6.13%, 02/15/33	7,076	8,252,243
6.25%, 02/01/41	9,652	11,525,550
6.45%, 05/01/36	2,405	2,826,741
6.75%, 10/01/37	13,383	16,113,132
Series D, 6.00%, 06/15/20	9,187	9,705,514
HSBC Bank USA N.A.
4.88%, 08/24/20	4,750	4,917,580
7.00%, 01/15/39	1,500	1,984,965
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35	500	566,265
5.88%, 11/01/34	3,500	4,052,720
HSBC Holdings PLC
2.65%, 01/05/22	3,525	3,421,189
2.95%, 05/25/21	5,745	5,674,681
Security	Par(000)	Value
Banks (continued)
3.26%, 03/13/23 (Call 03/13/22)(a)(e)	$ 5,230	$ 5,145,588
3.40%, 03/08/21	4,540	4,550,351
3.60%, 05/25/23	4,742	4,726,778
3.90%, 05/25/26	4,600	4,522,122
3.95%, 05/18/24 (Call 05/18/23)(a)(e)	1,505	1,510,222
4.00%, 03/30/22	8,461	8,608,137
4.04%, 03/13/28 (Call 03/13/27)(a)(e)	3,370	3,301,353
4.25%, 03/14/24	11,617	11,679,732
4.25%, 08/18/25	4,570	4,512,646
4.30%, 03/08/26	4,715	4,760,358
4.38%, 11/23/26	4,230	4,174,756
4.88%, 01/14/22	150	156,842
5.10%, 04/05/21	7,064	7,402,789
5.25%, 03/14/44	3,730	3,871,628
6.10%, 01/14/42	4,021	4,998,425
6.50%, 05/02/36	5,731	6,838,860
6.50%, 09/15/37	11,146	13,370,296
6.80%, 06/01/38	2,570	3,185,464
7.63%, 05/17/32	675	868,523
HSBC USA Inc.
2.25%, 06/23/19	2,350	2,336,722
2.35%, 03/05/20	6,410	6,339,234
2.38%, 11/13/19	2,470	2,451,351
2.75%, 08/07/20	7,885	7,828,780
3.50%, 06/23/24	8,500	8,400,125
5.00%, 09/27/20	3,170	3,280,665
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	2,144	2,062,356
3.15%, 03/14/21 (Call 02/14/21)	2,820	2,814,670
4.00%, 05/15/25 (Call 04/15/25)	730	734,949
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	1,035	1,022,901
2.40%, 04/01/20 (Call 03/01/20)	750	740,940
2.50%, 08/07/22 (Call 07/07/22)	3,300	3,182,256
2.88%, 08/20/20 (Call 07/15/20)	1,500	1,493,205
3.25%, 05/14/21 (Call 04/14/21)	1,945	1,945,019
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/21	5,550	5,358,303
2.96%, 11/08/22	250	242,985
3.23%, 11/13/19	7,000	6,994,890
3.54%, 11/08/27	250	238,190
ING Groep NV
3.15%, 03/29/22	2,775	2,727,797
3.95%, 03/29/27	6,887	6,752,979
Intesa Sanpaolo SpA, 5.25%, 01/12/24	2,387	2,400,749
JPMorgan Chase & Co.
2.20%, 10/22/19	7,943	7,886,764
2.25%, 01/23/20 (Call 12/23/19)	5,466	5,410,247
2.30%, 08/15/21 (Call 08/15/20)	5,340	5,187,276
2.40%, 06/07/21 (Call 05/07/21)	1,425	1,393,080
2.55%, 10/29/20 (Call 09/29/20)	7,925	7,824,115
2.55%, 03/01/21 (Call 02/01/21)	4,385	4,307,824
2.70%, 05/18/23 (Call 03/18/23)	3,605	3,460,259
2.75%, 06/23/20 (Call 05/23/20)	12,990	12,895,043
2.78%, 04/25/23 (Call 04/25/22)(a)(e)	2,480	2,411,081
2.95%, 10/01/26 (Call 07/01/26)	6,535	6,092,907
2.97%, 01/15/23 (Call 01/15/22)	5,965	5,821,721
3.13%, 01/23/25 (Call 10/23/24)	5,213	5,013,029
3.20%, 01/25/23	7,270	7,209,441
3.20%, 06/15/26 (Call 03/15/26)	6,656	6,328,458

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
3.22%, 03/01/25 (Call 03/01/24)(a)(e)	$ 450	$ 436,077
3.25%, 09/23/22	8,380	8,319,161
3.30%, 04/01/26 (Call 01/01/26)	12,419	11,908,579
3.38%, 05/01/23	3,145	3,086,283
3.51%, 01/23/29 (Call 01/23/28)(a)(e)	5,610	5,335,166
3.54%, 05/01/28 (Call 05/01/27)(a)(e)	2,800	2,682,120
3.56%, 04/23/24 (Call 04/23/23)(a)(e)	8,000	7,953,360
3.63%, 05/13/24	4,460	4,450,589
3.63%, 12/01/27 (Call 12/01/26)	4,431	4,192,834
3.78%, 02/01/28 (Call 02/01/27)(a)(e)	6,400	6,266,944
3.88%, 02/01/24	6,350	6,436,550
3.88%, 09/10/24	8,080	8,022,632
3.88%, 07/24/38 (Call 07/24/37)(a)(e)	2,742	2,552,391
3.90%, 07/15/25 (Call 04/15/25)	6,169	6,177,205
3.90%, 01/23/49 (Call 01/23/48)(a)(e)	685	627,734
3.96%, 11/15/48 (Call 11/15/47)(a)(e)	5,960	5,486,657
4.01%, 04/23/29 (Call 04/23/28)(a)(e)	10,555	10,453,461
4.03%, 07/24/48 (Call 07/24/47)(a)(e)	3,620	3,356,211
4.13%, 12/15/26	5,569	5,548,729
4.25%, 10/15/20	13,230	13,564,587
4.25%, 10/01/27	10,840	10,823,523
4.26%, 02/22/48 (Call 02/22/47)(a)(e)	1,500	1,452,180
4.35%, 08/15/21	6,240	6,449,789
4.40%, 07/22/20	7,450	7,660,686
4.50%, 01/24/22	16,282	16,919,603
4.63%, 05/10/21	6,708	6,985,711
4.85%, 02/01/44	11,650	12,410,279
4.95%, 03/25/20	1,450	1,500,170
4.95%, 06/01/45	5,335	5,530,528
5.40%, 01/06/42	2,842	3,227,830
5.50%, 10/15/40	5,661	6,486,883
5.60%, 07/15/41	3,917	4,546,266
5.63%, 08/16/43	6,071	6,837,707
6.40%, 05/15/38	1,950	2,443,330
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	2,460	2,425,806
2.60%, 02/01/21 (Call 02/01/20)(a)(e)	3,000	2,979,450
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	825	813,557
2.25%, 03/16/20	2,747	2,709,476
2.30%, 09/14/22	1,850	1,776,204
2.40%, 06/09/22	2,000	1,933,080
2.50%, 12/15/19	100	99,446
2.50%, 11/22/21	2,435	2,377,412
3.30%, 06/01/25	170	165,923
3.38%, 03/07/23	350	349,248
3.40%, 05/20/26	120	114,598
KeyCorp.
2.90%, 09/15/20	2,412	2,398,638
5.10%, 03/24/21	3,385	3,552,761
KfW
0.00%, 04/18/36(f)	4,500	2,577,060
0.00%, 06/29/37(f)	2,050	1,134,675
1.00%, 07/15/19	10,065	9,908,590
1.25%, 09/30/19	13,930	13,709,488
1.50%, 09/09/19	1,050	1,037,589
1.50%, 04/20/20	12,865	12,612,717
1.50%, 06/15/21(b)	16,400	15,814,684
1.63%, 05/29/20	13,070	12,825,983
1.63%, 03/15/21	18,350	17,820,786
Security	Par(000)	Value
Banks (continued)
1.75%, 10/15/19	$ 1,100	$ 1,089,242
1.75%, 03/31/20	8,000	7,883,040
1.75%, 09/15/21	700	677,782
1.88%, 06/30/20	18,150	17,884,828
1.88%, 11/30/20	2,050	2,011,255
1.88%, 12/15/20	5,575	5,466,789
2.00%, 11/30/21	5,000	4,869,450
2.00%, 09/29/22	1,950	1,884,422
2.00%, 10/04/22	4,400	4,251,280
2.00%, 05/02/25(b)	29,105	27,358,409
2.13%, 03/07/22	10,260	10,010,785
2.13%, 06/15/22(b)	8,750	8,517,075
2.13%, 01/17/23	15,520	15,016,997
2.38%, 08/25/21(b)	4,850	4,792,964
2.38%, 12/29/22	13,750	13,461,387
2.50%, 11/20/24(b)	21,150	20,592,486
2.63%, 04/12/21	6,000	5,985,180
2.63%, 01/25/22	8,225	8,174,498
2.75%, 09/08/20	15,221	15,259,357
2.75%, 10/01/20	2,550	2,556,145
2.88%, 04/03/28(b)	9,885	9,788,028
4.00%, 01/27/20	7,875	8,059,039
4.88%, 06/17/19	6,120	6,274,102
Korea Development Bank (The)
1.38%, 09/12/19	200	195,982
2.50%, 03/11/20	3,950	3,905,207
2.50%, 01/13/21	300	293,733
2.75%, 03/19/23	2,000	1,925,980
3.00%, 09/14/22	915	897,176
3.00%, 01/13/26	3,750	3,561,750
3.38%, 09/16/25	1,700	1,660,288
3.75%, 01/22/24	1,500	1,506,300
4.63%, 11/16/21	4,000	4,151,520
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	7,050	6,410,001
2.00%, 01/13/25	6,768	6,383,104
2.25%, 10/01/21	810	796,983
2.38%, 06/10/25(b)	9,950	9,591,800
Series 29, 1.38%, 10/23/19	1,210	1,192,249
Series 36, 2.00%, 12/06/21	5,750	5,602,397
Series 37, 2.50%, 11/15/27	1,896	1,816,197
Lloyds Bank PLC
2.70%, 08/17/20	3,800	3,767,700
3.30%, 05/07/21	2,000	1,998,820
6.38%, 01/21/21	388	418,819
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(e)	2,150	2,054,905
3.00%, 01/11/22	6,800	6,654,684
3.10%, 07/06/21	3,072	3,039,345
3.57%, 11/07/28 (Call 11/07/27)(a)(e)	300	277,467
3.75%, 01/11/27	4,525	4,284,813
4.34%, 01/09/48	6,455	5,642,703
4.38%, 03/22/28	210	207,581
4.45%, 05/08/25	2,930	2,965,746
4.50%, 11/04/24	10,015	9,939,988
4.58%, 12/10/25	600	589,074
4.65%, 03/24/26	5,941	5,865,312
5.30%, 12/01/45	2,850	2,880,751

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	$ 1,010	$ 989,113
2.10%, 02/06/20 (Call 01/06/20)	5,000	4,923,400
2.25%, 07/25/19 (Call 06/25/19)	3,300	3,278,154
2.50%, 05/18/22 (Call 04/18/22)	2,000	1,940,300
2.63%, 01/25/21 (Call 12/25/20)	1,850	1,826,450
2.90%, 02/06/25 (Call 01/06/25)	1,250	1,203,350
3.40%, 08/17/27	1,200	1,163,460
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	2,500	2,407,875
2.53%, 09/13/23	780	740,470
2.67%, 07/25/22	2,606	2,525,787
2.76%, 09/13/26	1,700	1,569,304
2.95%, 03/01/21	6,838	6,782,339
3.00%, 02/22/22	683	672,011
3.29%, 07/25/27	2,200	2,106,280
3.46%, 03/02/23	1,955	1,946,242
3.68%, 02/22/27	1,750	1,727,863
3.78%, 03/02/25	1,575	1,575,583
3.85%, 03/01/26	11,490	11,484,829
3.96%, 03/02/28	1,000	1,008,250
Mizuho Financial Group Inc.
2.27%, 09/13/21	2,400	2,312,496
2.60%, 09/11/22	2,700	2,591,244
2.84%, 09/13/26	1,310	1,211,527
2.95%, 02/28/22	3,120	3,057,413
3.17%, 09/11/27	2,500	2,358,150
3.55%, 03/05/23	2,100	2,090,382
3.66%, 02/28/27	2,370	2,328,715
4.02%, 03/05/28	2,100	2,114,784
Morgan Stanley
2.38%, 07/23/19	4,721	4,701,786
2.50%, 04/21/21	10,149	9,936,886
2.63%, 11/17/21	7,790	7,601,170
2.65%, 01/27/20	7,418	7,375,866
2.75%, 05/19/22	6,800	6,627,756
2.80%, 06/16/20	11,555	11,470,533
3.13%, 01/23/23	5,290	5,172,509
3.13%, 07/27/26	9,310	8,737,528
3.59%, 07/22/28 (Call 07/22/27)(a)(e)	4,132	3,943,292
3.63%, 01/20/27	6,105	5,905,672
3.70%, 10/23/24	6,272	6,234,619
3.74%, 04/24/24 (Call 04/24/23)(a)(e)	9,415	9,399,842
3.75%, 02/25/23	4,517	4,535,610
3.77%, 01/24/29 (Call 01/24/28)(a)(e)	5,017	4,851,389
3.88%, 01/27/26	5,769	5,713,848
3.95%, 04/23/27	7,530	7,268,709
3.97%, 07/22/38 (Call 07/22/37)(a)(e)	4,130	3,835,407
4.00%, 07/23/25	7,534	7,575,060
4.10%, 05/22/23	5,890	5,965,039
4.30%, 01/27/45	6,155	5,929,111
4.35%, 09/08/26	5,843	5,817,934
4.38%, 01/22/47	5,830	5,668,509
4.46%, 04/22/39 (Call 04/22/38)(a)(e)	3,000	2,989,080
4.88%, 11/01/22	11,141	11,617,612
5.00%, 11/24/25	3,855	4,023,232
5.50%, 01/26/20	4,145	4,311,132
5.50%, 07/24/20	8,840	9,270,331
5.50%, 07/28/21	4,812	5,117,370
5.63%, 09/23/19	9,250	9,576,340
Security	Par(000)	Value
Banks (continued)
5.75%, 01/25/21	$ 5,555	$ 5,903,298
6.25%, 08/09/26	2,501	2,857,593
6.38%, 07/24/42	9,749	12,147,254
7.25%, 04/01/32	2,310	2,969,343
Series F, 3.88%, 04/29/24	14,525	14,598,932
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	663	653,731
3.00%, 02/10/25 (Call 01/20/25)	3,475	3,329,606
National Australia Bank Ltd./New York
1.38%, 07/12/19	1,500	1,478,535
1.88%, 07/12/21	365	349,608
2.13%, 05/22/20	400	393,344
2.25%, 01/10/20	2,000	1,977,700
2.50%, 01/12/21	2,695	2,650,398
2.50%, 05/22/22	6,100	5,896,992
2.50%, 07/12/26	4,825	4,381,148
2.63%, 07/23/20	3,500	3,467,835
2.63%, 01/14/21	1,600	1,578,272
2.80%, 01/10/22	2,105	2,068,478
2.88%, 04/12/23	250	242,850
3.00%, 01/20/23	2,850	2,793,142
3.38%, 01/14/26	1,110	1,080,652
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	1,000	982,410
2.20%, 11/02/20 (Call 10/02/20)	4,680	4,572,173
Natwest Markets PLC, 5.63%, 08/24/20	775	811,038
Northern Trust Corp.
2.38%, 08/02/22	2,000	1,944,000
3.38%, 08/23/21	1,949	1,972,739
3.45%, 11/04/20	250	253,483
3.95%, 10/30/25	3,300	3,384,315
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	5,250	5,147,887
1.50%, 10/21/20	7,740	7,528,001
1.75%, 01/24/20	1,405	1,387,086
1.88%, 01/20/21	1,325	1,296,460
2.38%, 10/01/21	4,895	4,828,428
2.88%, 03/13/23	2,000	1,996,400
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(g)	3,340	3,247,549
2.25%, 07/02/19 (Call 06/02/19)(g)	3,900	3,881,904
2.30%, 06/01/20 (Call 05/01/20)(g)	3,100	3,059,173
2.40%, 10/18/19 (Call 09/18/19)(g)	1,500	1,492,035
2.45%, 11/05/20 (Call 10/05/20)(g)	2,800	2,759,316
2.45%, 07/28/22 (Call 06/28/22)(g)	350	338,566
2.50%, 01/22/21 (Call 12/22/20)(g)	350	344,687
2.55%, 12/09/21 (Call 11/09/21)(g)	500	488,830
2.60%, 07/21/20 (Call 06/21/20)(g)	350	347,113
2.63%, 02/17/22 (Call 01/17/22)(g)	150	146,769
2.70%, 11/01/22 (Call 10/01/22)(g)	5,760	5,573,894
2.95%, 01/30/23 (Call 12/30/22)(g)	1,500	1,459,560
2.95%, 02/23/25 (Call 01/23/25)(g)	710	682,083
3.10%, 10/25/27 (Call 09/25/27)(g)	700	664,440
3.25%, 06/01/25 (Call 05/02/25)(g)	805	784,368
3.25%, 01/22/28 (Call 12/23/27)(g)	795	762,437
3.30%, 10/30/24 (Call 09/30/24)(g)	1,500	1,478,685
3.80%, 07/25/23 (Call 06/25/23)(g)	7,288	7,348,345
4.20%, 11/01/25 (Call 10/01/25)(g)	6,000	6,150,960

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(g)	$ 716	$ 682,642
3.90%, 04/29/24 (Call 03/29/24)(g)	3,185	3,203,282
4.38%, 08/11/20(g)	2,762	2,836,712
6.70%, 06/10/19(g)	1,163	1,208,229
RBC USA Holdco Corp., 5.25%, 09/15/20	4,775	5,001,001
Regions Bank/Birmingham AL, 6.45%, 06/26/37	1,540	1,855,022
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	3,125	3,028,719
3.20%, 02/08/21 (Call 01/08/21)	1,996	1,994,603
7.38%, 12/10/37	1,800	2,379,762
Royal Bank of Canada
1.50%, 07/29/19	5,650	5,579,601
2.13%, 03/02/20	2,930	2,889,625
2.15%, 03/06/20	5,300	5,230,782
2.15%, 10/26/20	8,110	7,935,635
2.35%, 10/30/20	1,453	1,428,967
2.50%, 01/19/21	3,820	3,762,738
2.75%, 02/01/22	3,790	3,728,299
3.20%, 04/30/21	5,000	5,011,050
4.65%, 01/27/26	2,126	2,163,566
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(a)(e)	325	316,713
3.88%, 09/12/23	7,225	7,070,385
4.80%, 04/05/26	4,850	4,895,978
4.89%, 05/18/29 (Call 05/18/28)(a)(e)	3,500	3,492,580
6.40%, 10/21/19	450	469,616
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	2,425	2,405,697
3.40%, 01/18/23 (Call 12/19/22)	1,250	1,213,538
3.70%, 03/28/22 (Call 02/28/22)	2,425	2,398,592
4.40%, 07/13/27 (Call 04/14/27)	2,140	2,065,849
4.50%, 07/17/25 (Call 04/17/25)	3,795	3,750,561
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,525	2,499,699
2.88%, 08/05/21	3,600	3,513,240
3.13%, 01/08/21	5,160	5,108,142
3.37%, 01/05/24 (Call 01/05/23)(a)(e)	200	193,180
3.57%, 01/10/23 (Call 01/10/22)	3,170	3,096,424
3.82%, 11/03/28 (Call 11/03/27)(a)(e)	2,300	2,120,899
Santander UK PLC
2.13%, 11/03/20	200	194,846
2.35%, 09/10/19	1,280	1,271,347
2.38%, 03/16/20	4,051	3,999,269
2.50%, 01/05/21	2,975	2,915,470
3.40%, 06/01/21	2,000	2,000,320
4.00%, 03/13/24	4,126	4,157,564
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	1,750	1,720,390
1.88%, 09/13/21	2,600	2,490,124
2.30%, 03/11/20	3,000	2,961,210
2.63%, 03/15/21	2,350	2,313,528
2.80%, 03/11/22	2,750	2,696,127
State Street Corp.
1.95%, 05/19/21	926	903,007
2.55%, 08/18/20	2,630	2,615,246
2.65%, 05/15/23 (Call 05/15/22)(a)(e)	1,470	1,432,456
2.65%, 05/19/26	3,123	2,922,535
3.10%, 05/15/23	3,466	3,421,670
3.30%, 12/16/24	4,195	4,145,457
Security	Par(000)	Value
Banks (continued)
3.55%, 08/18/25	$ 4,719	$ 4,725,088
3.70%, 11/20/23	2,885	2,940,248
4.38%, 03/07/21	1,650	1,710,044
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	6,250	6,204,187
2.45%, 01/16/20	11,200	11,084,416
2.45%, 10/20/20	1,000	981,790
2.51%, 01/17/20	3,250	3,221,010
2.65%, 07/23/20	2,500	2,472,600
3.65%, 07/23/25	3,000	2,996,610
3.95%, 01/10/24	3,000	3,057,810
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,635	4,461,419
2.44%, 10/19/21	3,000	2,911,650
2.63%, 07/14/26	2,964	2,712,001
2.78%, 07/12/22	10,174	9,888,518
2.78%, 10/18/22	2,300	2,230,632
2.85%, 01/11/22	2,145	2,102,851
2.93%, 03/09/21	10,650	10,550,742
3.01%, 10/19/26	1,990	1,870,998
3.10%, 01/17/23	3,090	3,030,857
3.35%, 10/18/27(b)	2,000	1,921,780
3.36%, 07/12/27	154	148,316
3.45%, 01/11/27	250	242,725
3.54%, 01/17/28	3,000	2,926,200
3.78%, 03/09/26	4,285	4,267,817
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	1,879	1,859,045
2.45%, 08/01/22 (Call 07/01/22)	3,000	2,894,010
2.59%, 01/29/21 (Call 02/02/20)(a)(e)	2,500	2,481,825
3.00%, 02/02/23 (Call 01/02/23)	530	520,794
3.30%, 05/15/26 (Call 04/15/26)	1,000	950,200
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	4,939	4,819,773
2.90%, 03/03/21 (Call 02/03/21)	6,495	6,436,155
4.00%, 05/01/25 (Call 03/01/25)	1,595	1,613,135
SVB Financial Group, 3.50%, 01/29/25	1,980	1,924,362
Svenska Handelsbanken AB
1.50%, 09/06/19	1,250	1,230,925
1.88%, 09/07/21	2,500	2,394,450
2.25%, 06/17/19	1,750	1,741,933
2.40%, 10/01/20	8,150	8,022,697
2.45%, 03/30/21	3,180	3,116,432
3.35%, 05/24/21	2,205	2,214,812
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	500	483,200
3.65%, 05/24/21 (Call 04/24/21)	975	978,023
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	1,472	1,417,595
Toronto-Dominion Bank (The)
1.45%, 08/13/19	1,970	1,941,947
1.80%, 07/13/21	5,113	4,915,587
1.85%, 09/11/20	2,255	2,201,511
1.90%, 10/24/19	5,400	5,345,730
2.13%, 07/02/19	3,519	3,502,637
2.13%, 04/07/21	1,902	1,849,353
2.25%, 11/05/19	5,440	5,410,026
2.50%, 12/14/20	4,645	4,585,405
2.55%, 01/25/21	4,200	4,149,012
3.63%, 09/15/31 (Call 09/15/26)(a)(b)(e)	2,425	2,295,553

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	$ 5,560	$ 5,475,877
2.95%, 07/15/22 (Call 06/15/22)	3,976	3,904,512
3.00%, 03/15/22 (Call 02/15/22)	5,100	5,067,360
3.10%, 04/27/26 (Call 03/27/26)	495	468,904
3.60%, 09/11/24 (Call 08/11/24)	3,440	3,417,846
3.70%, 01/30/24 (Call 12/29/23)	2,740	2,779,072
3.90%, 04/26/28 (Call 03/26/28)	2,000	2,034,960
4.13%, 05/24/21 (Call 04/24/21)	2,049	2,114,834
Series V, 2.38%, 07/22/26 (Call 06/22/26)	1,210	1,101,161
Series V, 2.63%, 01/24/22 (Call 12/23/21)	3,007	2,957,475
Series X, 3.15%, 04/27/27 (Call 03/27/27)	3,320	3,192,578
U.S. Bank N.A./Cincinnati OH
2.00%, 01/24/20 (Call 12/24/19)	250	246,400
2.05%, 10/23/20 (Call 09/23/20)	3,000	2,937,270
2.13%, 10/28/19 (Call 09/28/19)	9,813	9,732,730
2.35%, 01/23/20 (Call 12/23/19)	1,000	992,590
2.80%, 01/27/25 (Call 12/27/24)	2,050	1,952,789
UBS AG/Stamford CT
2.35%, 03/26/20	2,790	2,757,775
2.38%, 08/14/19	16,000	15,923,520
4.88%, 08/04/20	4,750	4,914,920
Wells Fargo & Co.
2.10%, 07/26/21	9,673	9,318,775
2.50%, 03/04/21	14,496	14,208,544
2.55%, 12/07/20	2,310	2,277,568
2.60%, 07/22/20	2,490	2,461,788
2.63%, 07/22/22	7,738	7,456,569
3.00%, 01/22/21	4,314	4,291,912
3.00%, 02/19/25	6,465	6,110,330
3.00%, 04/22/26	4,205	3,929,026
3.00%, 10/23/26	3,500	3,249,400
3.07%, 01/24/23 (Call 01/24/22)	6,760	6,583,699
3.30%, 09/09/24	6,810	6,582,410
3.50%, 03/08/22	10,872	10,886,568
3.55%, 09/29/25	13,404	13,042,628
3.58%, 05/22/28 (Call 05/22/27)(a)(e)	8,080	7,728,520
3.90%, 05/01/45	7,980	7,432,891
4.10%, 06/03/26	8,013	7,895,449
4.13%, 08/15/23	7,445	7,524,289
4.30%, 07/22/27	12,721	12,600,787
4.40%, 06/14/46	5,164	4,816,824
4.48%, 01/16/24	2,439	2,503,170
4.60%, 04/01/21	9,805	10,141,410
4.65%, 11/04/44	5,838	5,664,670
4.75%, 12/07/46	3,166	3,127,216
4.90%, 11/17/45	6,299	6,390,524
5.38%, 02/07/35	372	417,715
5.38%, 11/02/43	4,378	4,679,163
5.50%, 08/01/35	5,465	5,957,506
5.61%, 01/15/44	8,725	9,600,030
6.55%, 10/15/35	100	119,244
7.50%, 04/15/35	50	64,780
7.57%, 08/01/26(c)	6,225	7,575,700
Series M, 3.45%, 02/13/23	2,705	2,659,096
Series N, 2.15%, 01/30/20	5,396	5,326,338
Wells Fargo Bank N.A.
2.15%, 12/06/19	4,000	3,962,080
2.40%, 01/15/20	1,000	992,040
2.60%, 01/15/21	2,060	2,029,718
Security	Par(000)	Value
Banks (continued)
5.85%, 02/01/37	$ 525	$ 624,666
5.95%, 08/26/36	1,283	1,528,143
Wells Fargo Capital X, 5.95%, 12/01/86	3,951	4,234,405
Westpac Banking Corp.
1.60%, 08/19/19	1,820	1,794,211
2.00%, 08/19/21	2,598	2,501,562
2.10%, 05/13/21	3,205	3,108,241
2.15%, 03/06/20	4,050	3,994,272
2.30%, 05/26/20	3,075	3,039,453
2.50%, 06/28/22	2,750	2,656,417
2.60%, 11/23/20	3,326	3,286,288
2.65%, 01/25/21	3,376	3,333,868
2.70%, 08/19/26	2,800	2,581,124
2.75%, 01/11/23	250	242,553
2.80%, 01/11/22	2,920	2,871,382
2.85%, 05/13/26	3,377	3,155,300
3.35%, 03/08/27	6,173	5,957,130
3.40%, 01/25/28	3,270	3,148,748
3.65%, 05/15/23	2,000	2,004,920
4.32%, 11/23/31 (Call 11/23/26)(a)(e)	4,899	4,779,709
4.88%, 11/19/19	2,440	2,509,882
		3,377,436,141
Beverages — 0.7%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	3,523	3,409,947
2.65%, 02/01/21 (Call 01/01/21)	36,007	35,673,215
3.30%, 02/01/23 (Call 12/01/22)	15,812	15,707,325
3.65%, 02/01/26 (Call 11/01/25)	29,302	28,865,107
3.70%, 02/01/24	2,328	2,346,089
4.00%, 01/17/43	713	659,275
4.63%, 02/01/44	8,844	8,883,002
4.70%, 02/01/36 (Call 08/01/35)	17,790	18,318,897
4.90%, 02/01/46 (Call 08/01/45)	30,652	31,944,288
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	6,996	6,782,482
3.50%, 01/12/24 (Call 12/12/23)	2,550	2,544,671
3.75%, 01/15/22	4,285	4,364,401
3.75%, 07/15/42	3,040	2,711,771
4.00%, 04/13/28 (Call 01/13/28)	9,200	9,214,444
4.38%, 02/15/21	4,660	4,823,380
4.38%, 04/15/38 (Call 10/15/37)	1,730	1,715,537
4.44%, 10/06/48 (Call 04/06/48)	1,559	1,523,564
4.60%, 04/15/48 (Call 10/15/47)	9,245	9,254,892
4.75%, 04/15/58 (Call 10/15/57)	3,250	3,254,907
5.00%, 04/15/20	427	445,442
6.88%, 11/15/19	775	819,609
8.00%, 11/15/39	2,025	2,926,429
8.20%, 01/15/39	1,810	2,643,197
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	4,950	4,892,431
Brown-Forman Corp.
2.25%, 01/15/23 (Call 10/15/22)	1,500	1,435,170
3.75%, 01/15/43 (Call 07/15/42)	295	280,023
4.50%, 07/15/45 (Call 01/15/45)	1,096	1,177,104
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	3,075	3,026,661
Coca-Cola Co. (The)
1.55%, 09/01/21	2,250	2,160,743
1.88%, 10/27/20	4,706	4,612,398
2.20%, 05/25/22	3,045	2,966,409
2.25%, 09/01/26	1,760	1,601,829

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Beverages (continued)
2.45%, 11/01/20	$ 4,415	$ 4,389,128
2.50%, 04/01/23	749	729,893
2.55%, 06/01/26	2,575	2,409,762
2.88%, 10/27/25	3,147	3,027,760
2.90%, 05/25/27	3,000	2,860,260
3.15%, 11/15/20	2,047	2,068,534
3.20%, 11/01/23	4,196	4,214,588
3.30%, 09/01/21	2,775	2,815,515
Coca-Cola FEMSA SAB de CV
2.38%, 11/26/18	2,288	2,285,369
5.25%, 11/26/43	1,250	1,411,775
Constellation Brands Inc.
2.00%, 11/07/19	550	543,021
2.65%, 11/07/22 (Call 10/07/22)	2,000	1,926,340
2.70%, 05/09/22 (Call 04/09/22)	25	24,293
3.20%, 02/15/23 (Call 01/15/23)	2,680	2,633,422
3.50%, 05/09/27 (Call 02/09/27)	850	812,294
3.60%, 02/15/28 (Call 11/15/27)	2,361	2,262,145
3.70%, 12/06/26 (Call 09/06/26)	7,580	7,363,818
4.10%, 02/15/48 (Call 08/15/47)	395	359,087
4.25%, 05/01/23	2,886	2,961,902
4.50%, 05/09/47 (Call 11/09/46)	1,935	1,873,680
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	3,398	3,302,210
3.50%, 09/18/23 (Call 08/18/23)	1,000	1,009,220
3.88%, 05/18/28 (Call 02/18/28)	1,000	1,018,060
3.88%, 04/29/43 (Call 10/29/42)	1,270	1,250,213
4.83%, 07/15/20	1,425	1,480,290
5.88%, 09/30/36	1,315	1,627,076
Diageo Investment Corp.
2.88%, 05/11/22	675	667,359
4.25%, 05/11/42	1,962	2,047,151
7.45%, 04/15/35	1,025	1,455,664
Dr Pepper Snapple Group Inc.
2.53%, 11/15/21 (Call 10/15/21)	850	825,393
2.55%, 09/15/26 (Call 06/15/26)	2,565	2,247,120
3.13%, 12/15/23 (Call 10/15/23)	1,500	1,442,235
3.20%, 11/15/21 (Call 08/15/21)	2,000	1,986,640
3.40%, 11/15/25 (Call 08/15/25)	1,200	1,133,628
3.43%, 06/15/27 (Call 03/15/27)	1,450	1,358,331
4.42%, 12/15/46 (Call 06/15/46)	1,635	1,506,685
4.50%, 11/15/45 (Call 05/15/45)(d)	1,835	1,707,504
4.50%, 11/15/45 (Call 08/15/45)	425	395,471
Maple Escrow Subsidiary Inc.
3.55%, 05/25/21(d)	5,000	5,025,650
4.06%, 05/25/23 (Call 04/25/23)(d)	1,285	1,294,059
4.42%, 05/25/25 (Call 03/25/25)(d)	740	747,267
4.60%, 05/25/28 (Call 02/25/28)(d)	805	811,038
5.09%, 05/25/48 (Call 11/25/47)(b)(d)	1,030	1,036,623
Molson Coors Brewing Co.
1.45%, 07/15/19	2,805	2,758,156
2.10%, 07/15/21 (Call 06/15/21)	2,154	2,071,610
2.25%, 03/15/20 (Call 02/15/20)	1,290	1,270,882
3.00%, 07/15/26 (Call 04/15/26)	5,960	5,442,791
3.50%, 05/01/22	3,375	3,371,321
4.20%, 07/15/46 (Call 01/15/46)	3,856	3,450,117
5.00%, 05/01/42	3,595	3,613,550
PepsiCo Inc.
1.35%, 10/04/19	500	492,460
1.85%, 04/30/20 (Call 03/30/20)	1,475	1,453,170
Security	Par(000)	Value
Beverages (continued)
2.15%, 10/14/20 (Call 09/14/20)	$ 2,625	$ 2,588,906
2.25%, 05/02/22 (Call 04/02/22)	2,625	2,549,557
2.38%, 10/06/26 (Call 07/06/26)	3,558	3,259,164
2.75%, 03/05/22	4,097	4,069,509
2.75%, 03/01/23	2,703	2,661,482
2.75%, 04/30/25 (Call 01/30/25)	4,910	4,691,456
2.85%, 02/24/26 (Call 11/24/25)	1,499	1,430,661
3.00%, 08/25/21	4,300	4,327,649
3.00%, 10/15/27 (Call 07/15/27)	3,555	3,391,968
3.10%, 07/17/22 (Call 05/17/22)	1,945	1,949,065
3.13%, 11/01/20	1,710	1,726,348
3.45%, 10/06/46 (Call 04/06/46)	4,799	4,338,824
3.50%, 07/17/25 (Call 04/17/25)	1,205	1,205,422
3.60%, 03/01/24 (Call 12/01/23)	5,811	5,905,254
3.60%, 08/13/42	442	414,861
4.00%, 03/05/42	1,543	1,539,127
4.00%, 05/02/47 (Call 11/02/46)(b)	2,670	2,650,829
4.25%, 10/22/44 (Call 04/22/44)	405	416,356
4.45%, 04/14/46 (Call 10/14/45)	4,345	4,616,736
4.50%, 01/15/20	2,790	2,873,281
4.60%, 07/17/45 (Call 01/17/45)	2,164	2,344,824
4.88%, 11/01/40	730	824,345
5.50%, 01/15/40	697	846,834
Pepsi-Cola Metropolitan Bottling Co. Inc.
5.50%, 05/15/35	25	29,616
Series B, 7.00%, 03/01/29	6,331	8,149,390
		396,057,633
Biotechnology — 0.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	2,218	2,129,679
2.13%, 05/01/20 (Call 04/01/20)	685	675,184
2.20%, 05/11/20	3,760	3,709,278
2.25%, 08/19/23 (Call 06/19/23)	1,850	1,737,779
2.60%, 08/19/26 (Call 05/19/26)	4,670	4,238,492
2.65%, 05/11/22 (Call 04/11/22)	2,143	2,083,703
2.70%, 05/01/22 (Call 03/01/22)	500	487,315
3.13%, 05/01/25 (Call 02/01/25)	2,425	2,330,376
3.20%, 11/02/27 (Call 08/02/27)	1,260	1,183,115
3.45%, 10/01/20	1,330	1,343,992
3.63%, 05/15/22 (Call 02/15/22)	6,900	6,952,233
3.63%, 05/22/24 (Call 02/22/24)	5,114	5,120,853
3.88%, 11/15/21 (Call 08/15/21)	635	648,640
4.10%, 06/15/21 (Call 03/15/21)	2,193	2,253,066
4.40%, 05/01/45 (Call 11/01/44)	6,475	6,322,514
4.50%, 03/15/20	250	257,298
4.56%, 06/15/48 (Call 12/15/47)	4,568	4,543,150
4.66%, 06/15/51 (Call 12/15/50)	17,417	17,548,498
4.95%, 10/01/41	375	394,943
5.15%, 11/15/41 (Call 05/15/41)	325	351,306
5.75%, 03/15/40	50	57,631
6.38%, 06/01/37	200	245,906
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	4,090	4,050,654
3.60%, 06/23/22 (Call 04/23/22)	600	595,170
4.00%, 06/23/25 (Call 03/23/25)	9,033	8,855,411
5.25%, 06/23/45 (Call 12/23/44)	3,708	3,914,499
Biogen Inc.
2.90%, 09/15/20	3,518	3,504,632
3.63%, 09/15/22	2,975	2,991,660
4.05%, 09/15/25 (Call 06/15/25)	2,744	2,776,242

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Biotechnology (continued)
5.20%, 09/15/45 (Call 03/15/45)	$ 6,370	$ 6,780,483
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	2,005	2,081,551
Celgene Corp.
2.25%, 08/15/21	1,510	1,459,068
2.75%, 02/15/23 (Call 01/15/23)	1,000	959,340
2.88%, 08/15/20	1,175	1,168,056
2.88%, 02/19/21	1,250	1,236,700
3.25%, 08/15/22	7,000	6,891,010
3.25%, 02/20/23 (Call 01/20/23)	1,000	980,160
3.45%, 11/15/27 (Call 08/15/27)	70	65,437
3.55%, 08/15/22	3,118	3,106,245
3.63%, 05/15/24 (Call 02/15/24)	3,107	3,048,402
3.88%, 08/15/25 (Call 05/15/25)	5,257	5,157,380
3.90%, 02/20/28 (Call 11/20/27)	1,120	1,078,829
3.95%, 10/15/20	1,265	1,287,074
4.00%, 08/15/23	3,400	3,443,112
4.55%, 02/20/48 (Call 08/20/47)	1,500	1,402,545
4.63%, 05/15/44 (Call 11/15/43)	2,425	2,302,368
5.00%, 08/15/45 (Call 02/15/45)	9,883	9,877,070
5.25%, 08/15/43	375	386,366
Gilead Sciences Inc.
1.85%, 09/20/19	1,030	1,019,422
1.95%, 03/01/22 (Call 02/01/22)	1,880	1,795,851
2.35%, 02/01/20	2,070	2,055,634
2.50%, 09/01/23 (Call 07/01/23)	405	387,893
2.55%, 09/01/20	4,910	4,872,095
2.95%, 03/01/27 (Call 12/01/26)(b)	3,825	3,588,156
3.25%, 09/01/22 (Call 07/01/22)	3,157	3,154,916
3.50%, 02/01/25 (Call 11/01/24)	2,443	2,419,156
3.65%, 03/01/26 (Call 12/01/25)	7,259	7,201,654
3.70%, 04/01/24 (Call 01/01/24)	2,924	2,946,456
4.00%, 09/01/36 (Call 03/01/36)	750	722,340
4.15%, 03/01/47 (Call 09/01/46)	5,410	5,207,287
4.40%, 12/01/21 (Call 09/01/21)	50	51,878
4.50%, 04/01/21 (Call 01/01/21)	2,375	2,460,072
4.50%, 02/01/45 (Call 08/01/44)	5,827	5,857,184
4.60%, 09/01/35 (Call 03/01/35)	1,465	1,520,245
4.75%, 03/01/46 (Call 09/01/45)	6,630	6,895,067
4.80%, 04/01/44 (Call 10/01/43)	6,020	6,309,983
5.65%, 12/01/41 (Call 06/01/41)	3,740	4,341,392
		206,821,096
Building Materials — 0.1%
CRH America Inc., 5.75%, 01/15/21	1,350	1,426,234
Johnson Controls International PLC
3.75%, 12/01/21 (Call 09/01/21)	1,010	1,022,322
3.90%, 02/14/26 (Call 11/14/25)	682	676,189
4.25%, 03/01/21	3,200	3,278,464
4.50%, 02/15/47 (Call 08/15/46)	2,680	2,625,301
4.95%, 07/02/64 (Call 01/02/64)(c)	1,149	1,135,557
5.00%, 03/30/20	2,575	2,663,966
5.13%, 09/14/45 (Call 03/14/45)	1,380	1,474,930
5.70%, 03/01/41	615	678,954
6.00%, 01/15/36	313	364,802
Lafarge SA, 7.13%, 07/15/36	121	151,814
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	1,230	1,176,249
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 12/01/26)	500	470,295
3.50%, 12/15/27 (Call 09/15/27)	500	468,755
4.25%, 12/15/47 (Call 06/15/47)	1,165	1,036,920
Security	Par(000)	Value
Building Materials (continued)
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	$ 1,700	$ 1,586,797
4.45%, 04/01/25 (Call 01/01/25)	825	840,229
4.50%, 05/15/47 (Call 11/15/46)	200	182,908
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	665	619,029
4.20%, 12/15/22 (Call 09/15/22)	3,050	3,100,752
4.20%, 12/01/24 (Call 09/01/24)	200	200,072
4.30%, 07/15/47 (Call 01/15/47)	1,300	1,108,939
4.40%, 01/30/48 (Call 07/30/47)	275	239,498
7.00%, 12/01/36	724	884,750
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	2,700	2,618,217
4.50%, 04/01/25 (Call 01/01/25)	1,405	1,434,238
4.50%, 06/15/47 (Call 12/15/46)	1,155	1,067,659
4.70%, 03/01/48 (Call 09/01/47)(d)	350	333,396
		32,867,236
Chemicals — 0.4%
Air Products & Chemicals Inc.
3.00%, 11/03/21	1,275	1,271,213
3.35%, 07/31/24 (Call 04/30/24)	1,250	1,250,912
4.38%, 08/21/19	500	508,900
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	1,475	1,459,852
2.90%, 11/15/22 (Call 08/15/22)	1,450	1,422,044
3.65%, 07/15/24 (Call 04/15/24)	135	136,332
Albemarle Corp.
4.15%, 12/01/24 (Call 09/01/24)	5,780	5,873,636
5.45%, 12/01/44 (Call 06/01/44)	150	160,647
Braskem Finance Ltd., 6.45%, 02/03/24	5,400	5,723,298
Cabot Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,200	1,131,876
3.70%, 07/15/22	370	368,450
Celanese U.S. Holdings LLC
4.63%, 11/15/22	5,290	5,448,224
5.88%, 06/15/21	1,050	1,114,848
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	6,921	6,794,969
3.50%, 10/01/24 (Call 07/01/24)	4,118	4,038,523
4.13%, 11/15/21 (Call 08/15/21)	5,412	5,547,516
4.25%, 11/15/20 (Call 08/15/20)	5,373	5,520,543
4.25%, 10/01/34 (Call 04/01/34)	3,775	3,702,218
4.38%, 11/15/42 (Call 05/15/42)	2,098	2,029,584
4.63%, 10/01/44 (Call 04/01/44)	3,305	3,319,145
5.25%, 11/15/41 (Call 08/15/41)	4,541	4,921,717
7.38%, 11/01/29	175	223,659
9.40%, 05/15/39	970	1,524,248
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	2,022	2,012,618
3.60%, 08/15/22 (Call 05/15/22)	5,743	5,760,057
3.80%, 03/15/25 (Call 12/15/24)	768	770,104
4.65%, 10/15/44 (Call 04/15/44)	2,120	2,132,678
5.50%, 11/15/19	1,600	1,657,136
EI du Pont de Nemours & Co.
2.20%, 05/01/20	1,596	1,576,018
2.80%, 02/15/23	5,256	5,117,242
3.63%, 01/15/21	355	360,716
4.15%, 02/15/43	3,676	3,475,254
4.25%, 04/01/21	300	309,066
4.63%, 01/15/20	2,595	2,670,800

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Chemicals (continued)
4.90%, 01/15/41	$ 900	$ 938,943
5.60%, 12/15/36	25	29,078
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	450	454,478
4.10%, 02/01/24 (Call 11/01/23)	1,700	1,712,886
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	2,225	2,021,902
Lubrizol Corp. (The), 6.50%, 10/01/34	212	280,537
LYB International Finance BV
4.00%, 07/15/23	4,450	4,500,774
4.88%, 03/15/44 (Call 09/15/43)	2,145	2,179,234
5.25%, 07/15/43	1,730	1,836,914
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	4,800	4,558,464
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	3,013	2,857,770
5.75%, 04/15/24 (Call 01/15/24)	3,975	4,330,206
6.00%, 11/15/21 (Call 08/17/21)	5,550	5,981,457
Methanex Corp.
3.25%, 12/15/19	25	24,866
4.25%, 12/01/24 (Call 09/01/24)	250	247,703
5.25%, 03/01/22	550	567,660
5.65%, 12/01/44 (Call 06/01/44)	2,414	2,385,611
Monsanto Co.
2.13%, 07/15/19	4,830	4,792,181
2.75%, 07/15/21	350	344,281
3.38%, 07/15/24 (Call 04/15/24)	3,650	3,540,463
3.60%, 07/15/42 (Call 01/15/42)	905	765,666
3.95%, 04/15/45 (Call 10/15/44)	1,598	1,415,157
4.20%, 07/15/34 (Call 01/15/34)	1,099	1,059,568
4.40%, 07/15/44 (Call 01/15/44)	5,265	5,000,644
4.65%, 11/15/43 (Call 05/15/43)	240	233,602
4.70%, 07/15/64 (Call 01/15/64)	2,440	2,206,443
5.88%, 04/15/38	325	367,279
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	2,530	2,527,116
4.05%, 11/15/27 (Call 08/15/27)	2,000	1,912,260
4.25%, 11/15/23 (Call 08/15/23)	4,835	4,896,066
5.45%, 11/15/33 (Call 05/15/33)	951	979,083
5.63%, 11/15/43 (Call 05/15/43)	2,183	2,224,586
NewMarket Corp., 4.10%, 12/15/22	100	101,795
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	2,055	1,914,253
3.15%, 10/01/22 (Call 07/01/22)	3,850	3,764,684
3.38%, 03/15/25 (Call 12/15/24)	1,915	1,826,661
3.50%, 06/01/23 (Call 03/01/23)	225	221,335
3.63%, 03/15/24 (Call 12/15/23)	2,196	2,150,938
4.00%, 12/15/26 (Call 09/15/26)	2,550	2,500,912
4.13%, 03/15/35 (Call 09/15/34)	930	876,674
4.88%, 03/30/20	3,250	3,321,045
4.90%, 06/01/43 (Call 12/01/42)	325	332,478
5.25%, 01/15/45 (Call 07/15/44)	2,015	2,149,159
5.63%, 12/01/40	797	896,195
5.88%, 12/01/36	590	671,154
6.13%, 01/15/41 (Call 07/15/40)	890	1,037,651
6.50%, 05/15/19	75	77,339
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	1,225	1,217,037
3.20%, 03/15/23 (Call 02/15/23)	230	228,622
3.60%, 11/15/20	2,153	2,183,637
Security	Par(000)	Value
Chemicals (continued)
3.75%, 03/15/28 (Call 12/15/27)	$ 1,575	$ 1,564,211
5.50%, 11/15/40	35	40,507
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	1,700	1,637,100
2.25%, 09/24/20	1,400	1,380,386
2.45%, 02/15/22 (Call 11/15/21)	2,288	2,238,694
2.65%, 02/05/25 (Call 11/05/24)	3,550	3,379,493
2.70%, 02/21/23 (Call 11/21/22)	1,100	1,073,116
3.00%, 09/01/21	250	249,775
3.20%, 01/30/26 (Call 10/30/25)	1,360	1,331,073
3.55%, 11/07/42 (Call 05/07/42)	794	757,420
4.05%, 03/15/21	1,135	1,167,484
Rohm & Haas Co., 7.85%, 07/15/29	350	461,542
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	1,195	1,186,253
3.75%, 03/15/27 (Call 12/15/26)	2,425	2,329,237
4.25%, 01/15/48 (Call 07/15/47)	2,075	1,893,417
5.25%, 06/01/45 (Call 12/01/44)	1,080	1,139,033
6.13%, 10/15/19	150	155,952
Sherwin-Williams Co. (The)
2.25%, 05/15/20	2,601	2,561,517
2.75%, 06/01/22 (Call 05/01/22)	2,434	2,367,479
3.13%, 06/01/24 (Call 04/01/24)	100	96,347
3.45%, 08/01/25 (Call 05/01/25)	985	954,278
3.45%, 06/01/27 (Call 03/01/27)	3,350	3,187,592
3.95%, 01/15/26 (Call 10/15/25)	625	620,994
4.00%, 12/15/42 (Call 06/15/42)	265	241,958
4.20%, 01/15/22 (Call 10/15/21)	2,300	2,352,233
4.50%, 06/01/47 (Call 12/01/46)	2,922	2,867,914
Syngenta Finance NV, 3.13%, 03/28/22	2,580	2,461,062
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	1,450	1,440,546
3.60%, 08/15/26 (Call 05/15/26)	915	876,753
4.38%, 11/15/47 (Call 05/15/47)	1,550	1,462,828
5.00%, 08/15/46 (Call 02/15/46)	2,450	2,533,055
		227,987,739
Commercial Services — 0.2%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	2,660	2,633,772
3.38%, 09/15/25 (Call 06/15/25)	1,965	1,962,780
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	2,605	2,637,875
5.25%, 10/01/25 (Call 07/01/25)	3,350	3,483,966
5.50%, 11/01/22 (Call 05/01/22)	1,825	1,923,258
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	2,240	2,223,984
California Institute of Technology, 4.70%, 11/01/11	1,000	1,064,950
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	360	387,756
Ecolab Inc.
2.25%, 01/12/20	1,140	1,128,908
2.38%, 08/10/22 (Call 07/10/22)	2,855	2,757,073
2.70%, 11/01/26 (Call 08/01/26)	1,805	1,678,433
3.25%, 01/14/23 (Call 11/19/22)	1,225	1,219,206
3.25%, 12/01/27 (Call 09/01/27)	525	505,150
3.70%, 11/01/46 (Call 05/01/46)	895	816,464
3.95%, 12/01/47 (Call 06/01/47)	3,666	3,532,814
4.35%, 12/08/21	2,094	2,172,441
5.50%, 12/08/41	272	325,298

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Commercial Services (continued)
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	$ 880	$ 849,684
3.30%, 12/15/22 (Call 09/15/22)	1,750	1,718,378
7.00%, 07/01/37	25	30,333
George Washington University (The)
4.87%, 09/15/45	1,000	1,125,000
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	2,493	2,517,930
Massachusetts Institute of Technology
3.89%, 07/01/16	200	184,036
3.96%, 07/01/38	425	438,859
4.68%, 07/01/14	1,541	1,699,030
5.60%, 07/01/11	1,975	2,558,119
Moody's Corp.
2.63%, 01/15/23 (Call 12/15/22)	3,445	3,323,357
2.75%, 07/15/19 (Call 06/15/19)	50	49,915
2.75%, 12/15/21 (Call 11/15/21)	655	642,260
3.25%, 01/15/28 (Call 10/15/27)	6,515	6,165,926
4.50%, 09/01/22 (Call 06/01/22)	150	155,952
4.88%, 02/15/24 (Call 11/15/23)	3,995	4,214,845
5.50%, 09/01/20	1,500	1,575,195
Northwestern University
3.66%, 12/01/57 (Call 06/01/57)	1,274	1,200,656
3.69%, 12/01/38	1,850	1,842,656
3.87%, 12/01/48	900	919,908
President and Fellows of Harvard College
3.15%, 07/15/46 (Call 01/15/46)	630	578,831
3.30%, 07/15/56 (Call 01/15/56)	1,650	1,496,451
4.88%, 10/15/40	600	696,504
Princeton University, 5.70%, 03/01/39	2,200	2,819,916
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,645	1,533,634
3.30%, 08/14/20 (Call 07/14/20)	325	326,550
4.00%, 06/15/25 (Call 03/15/25)	5,500	5,581,400
4.40%, 02/15/26 (Call 11/15/25)	2,027	2,107,208
4.50%, 05/15/48 (Call 11/15/47)	1,000	1,018,060
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	1,281	1,274,813
3.80%, 04/01/21 (Call 03/01/21)	790	794,787
4.80%, 04/01/26 (Call 01/01/26)	1,005	1,043,602
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	2,065	1,943,062
University of Southern California
3.03%, 10/01/39	2,120	1,933,970
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	1,500	1,494,765
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	1,075	1,065,121
4.13%, 09/12/22	2,157	2,204,972
5.50%, 06/15/45 (Call 12/15/44)	2,890	3,061,753
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	490	487,873
5.25%, 04/01/20	950	981,217
6.20%, 11/17/36	1,740	1,775,461
6.20%, 06/21/40	635	652,183
William Marsh Rice University, 3.77%, 05/15/55	1,750	1,717,835
		98,256,135
Computers — 0.7%
Apple Inc.
1.10%, 08/02/19	1,920	1,890,778
1.55%, 02/07/20	7,850	7,713,017
1.55%, 08/04/21 (Call 07/04/21)	2,770	2,662,053
Security	Par(000)	Value
Computers (continued)
1.80%, 11/13/19	$ 150	$ 148,685
1.80%, 05/11/20	3,660	3,603,782
1.90%, 02/07/20	2,755	2,725,466
2.00%, 05/06/20	5,160	5,102,311
2.00%, 11/13/20	5,460	5,370,893
2.10%, 09/12/22 (Call 08/12/22)	1,025	988,244
2.15%, 02/09/22	1,250	1,215,600
2.25%, 02/23/21 (Call 01/23/21)	10,928	10,772,495
2.30%, 05/11/22 (Call 04/11/22)	3,850	3,755,136
2.40%, 01/13/23 (Call 12/13/22)	5,100	4,947,561
2.40%, 05/03/23	9,868	9,541,369
2.45%, 08/04/26 (Call 05/04/26)	7,930	7,327,558
2.50%, 02/09/22 (Call 01/09/22)	3,400	3,348,320
2.50%, 02/09/25	4,581	4,331,015
2.70%, 05/13/22	5,951	5,894,465
2.75%, 01/13/25 (Call 11/13/24)	5,007	4,816,684
2.85%, 05/06/21	8,732	8,749,901
2.85%, 02/23/23 (Call 12/23/22)	4,095	4,053,149
2.85%, 05/11/24 (Call 03/11/24)	2,648	2,580,820
2.90%, 09/12/27 (Call 06/12/27)	1,608	1,528,131
3.00%, 02/09/24 (Call 12/09/23)	2,395	2,356,608
3.00%, 06/20/27 (Call 03/20/27)	1,239	1,189,366
3.00%, 11/13/27 (Call 08/13/27)	5,347	5,121,303
3.20%, 05/13/25	14,628	14,411,359
3.20%, 05/11/27 (Call 02/11/27)	1,938	1,883,794
3.25%, 02/23/26 (Call 11/23/25)	6,204	6,087,737
3.35%, 02/09/27 (Call 11/09/26)	4,903	4,837,496
3.45%, 05/06/24	7,598	7,653,389
3.45%, 02/09/45	8,245	7,477,226
3.75%, 09/12/47 (Call 03/12/47)	715	681,552
3.75%, 11/13/47 (Call 05/13/47)	275	263,258
3.85%, 05/04/43	9,205	8,942,381
3.85%, 08/04/46 (Call 02/04/46)	2,937	2,846,452
4.25%, 02/09/47 (Call 08/09/46)	4,256	4,387,000
4.38%, 05/13/45	4,588	4,802,856
4.45%, 05/06/44	4,123	4,380,110
4.50%, 02/23/36 (Call 08/23/35)	7,412	8,109,469
4.65%, 02/23/46 (Call 08/23/45)	10,090	11,030,792
Dell International LLC/EMC Corp.
3.48%, 06/01/19(d)	8,252	8,283,358
4.42%, 06/15/21 (Call 05/15/21)(d)	7,930	8,076,071
5.45%, 06/15/23 (Call 04/15/23)(d)	7,175	7,552,907
6.02%, 06/15/26 (Call 03/15/26)(d)	15,270	16,148,941
8.10%, 07/15/36 (Call 01/15/36)(d)	3,265	3,838,791
8.35%, 07/15/46 (Call 01/15/46)(d)	7,885	9,603,536
DXC Technology Co.
2.88%, 03/27/20	115	114,315
4.25%, 04/15/24 (Call 02/15/24)	3,335	3,362,680
4.45%, 09/18/22	1,850	1,898,803
4.75%, 04/15/27 (Call 01/15/27)	2,380	2,416,152
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	3,770	3,802,912
4.40%, 10/15/22 (Call 08/15/22)	2,000	2,064,840
4.90%, 10/15/25 (Call 07/15/25)	10,795	11,111,941
6.20%, 10/15/35 (Call 04/15/35)	3,955	4,096,114
6.35%, 10/15/45 (Call 04/15/45)	5,639	5,710,954
HP Inc.
3.75%, 12/01/20	2,344	2,373,394
4.05%, 09/15/22	1,347	1,374,492

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Computers (continued)
4.30%, 06/01/21	$ 25	$ 25,725
6.00%, 09/15/41	4,158	4,283,114
IBM Credit LLC
1.80%, 01/20/21	400	389,028
2.20%, 09/08/22	2,550	2,449,836
2.65%, 02/05/21	3,100	3,079,416
3.00%, 02/06/23	1,700	1,679,073
International Business Machines Corp.
1.63%, 05/15/20	3,700	3,620,783
1.88%, 08/01/22	7,630	7,248,729
1.90%, 01/27/20	2,100	2,073,603
2.25%, 02/19/21	2,300	2,259,428
2.50%, 01/27/22	1,300	1,277,341
2.88%, 11/09/22	3,550	3,502,394
2.90%, 11/01/21	2,925	2,901,775
3.30%, 01/27/27	2,750	2,691,617
3.38%, 08/01/23	4,730	4,735,865
3.45%, 02/19/26	4,305	4,277,965
3.63%, 02/12/24	7,785	7,888,852
4.00%, 06/20/42	4,666	4,641,830
4.70%, 02/19/46(b)	2,750	3,043,535
5.60%, 11/30/39	1,865	2,252,696
5.88%, 11/29/32	3,078	3,775,321
6.22%, 08/01/27	1,425	1,704,500
6.50%, 01/15/28	915	1,120,482
7.00%, 10/30/25	1,705	2,073,331
8.38%, 11/01/19	1,200	1,293,048
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)	1,910	1,867,216
3.38%, 06/15/21 (Call 04/15/21)	1,165	1,159,338
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	1,419	1,400,766
4.75%, 06/01/23	3,764	3,708,970
4.75%, 01/01/25	2,056	1,974,994
4.88%, 03/01/24 (Call 01/01/24)	2,590	2,532,606
4.88%, 06/01/27 (Call 03/01/27)	2,538	2,370,695
5.75%, 12/01/34 (Call 06/01/34)	2,540	2,342,947
		383,006,601
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
2.25%, 11/15/22	2,825	2,738,922
2.30%, 05/03/22	1,730	1,695,071
2.45%, 11/15/21	380	375,117
2.95%, 11/01/20	1,700	1,707,956
3.25%, 03/15/24	200	201,128
3.70%, 08/01/47 (Call 02/01/47)(b)	1,125	1,074,814
4.00%, 08/15/45	2,735	2,753,324
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	900	868,878
1.80%, 02/07/20	1,940	1,910,046
2.35%, 08/15/22	550	532,620
3.15%, 03/15/27 (Call 12/15/26)	1,425	1,384,188
4.15%, 03/15/47 (Call 09/15/46)	755	777,982
4.38%, 06/15/45 (Call 12/15/44)	1,895	2,013,058
6.00%, 05/15/37	750	938,678
Procter & Gamble Co. (The)
1.70%, 11/03/21	1,335	1,285,472
1.85%, 02/02/21	2,380	2,325,950
1.90%, 11/01/19	4,090	4,054,253
1.90%, 10/23/20	1,000	981,930
Security	Par(000)	Value
Cosmetics & Personal Care (continued)
2.15%, 08/11/22	$ 3,215	$ 3,115,464
2.30%, 02/06/22	2,601	2,545,885
2.45%, 11/03/26	3,775	3,516,941
2.70%, 02/02/26	1,780	1,697,266
2.85%, 08/11/27	2,100	2,011,821
3.10%, 08/15/23	947	949,491
3.50%, 10/25/47	2,075	1,950,998
Series A, 9.36%, 01/01/21	131	141,294
Unilever Capital Corp.
1.38%, 07/28/21	2,165	2,060,647
1.80%, 05/05/20	3,985	3,916,020
2.00%, 07/28/26	2,800	2,494,296
2.20%, 05/05/22 (Call 04/05/22)	1,700	1,642,268
2.60%, 05/05/24 (Call 03/05/24)	1,750	1,678,303
2.90%, 05/05/27 (Call 02/05/27)	1,350	1,281,447
3.10%, 07/30/25	4,365	4,264,168
3.13%, 03/22/23 (Call 02/22/23)	650	647,322
3.38%, 03/22/25 (Call 01/22/25)(b)	500	498,920
3.50%, 03/22/28 (Call 12/22/27)(b)	150	149,376
4.25%, 02/10/21	2,150	2,223,637
5.90%, 11/15/32	1,450	1,800,915
		66,205,866
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	1,775	1,623,646
4.20%, 05/15/47 (Call 11/15/46)	2,340	2,304,455
4.60%, 06/15/45 (Call 12/15/44)	3,794	3,942,383
		7,870,484
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)	2,975	2,881,109
3.50%, 05/26/22 (Call 04/26/22)	1,970	1,938,776
3.50%, 01/15/25 (Call 11/15/24)	1,000	944,150
3.65%, 07/21/27 (Call 04/21/27)	2,645	2,430,358
3.88%, 01/23/28 (Call 10/23/27)	1,000	933,230
3.95%, 02/01/22 (Call 01/01/22)	3,289	3,294,953
4.25%, 07/01/20	4,500	4,577,310
4.50%, 05/15/21	5,125	5,245,181
4.63%, 10/30/20	2,500	2,562,925
4.63%, 07/01/22	3,968	4,067,478
5.00%, 10/01/21	4,370	4,538,682
Affiliated Managers Group Inc.
3.50%, 08/01/25	2,500	2,432,600
4.25%, 02/15/24	500	512,220
Air Lease Corp.
2.13%, 01/15/20	2,305	2,265,054
2.50%, 03/01/21	784	767,575
2.63%, 07/01/22 (Call 06/01/22)	2,299	2,206,419
2.75%, 01/15/23 (Call 12/15/22)	1,425	1,361,573
3.00%, 09/15/23 (Call 07/15/23)	2,132	2,032,947
3.25%, 03/01/25 (Call 01/01/25)	258	241,919
3.38%, 06/01/21 (Call 05/01/21)	1,872	1,866,515
3.63%, 04/01/27 (Call 01/01/27)	1,447	1,350,283
3.63%, 12/01/27 (Call 09/01/27)	1,585	1,473,749
3.75%, 02/01/22 (Call 12/01/21)	2,540	2,549,982
3.88%, 04/01/21 (Call 03/01/21)	810	819,291
4.25%, 09/15/24 (Call 06/15/24)	598	601,977
4.75%, 03/01/20	350	358,589

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Diversified Financial Services (continued)
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	$ 5,400	$ 5,280,552
2.50%, 08/01/22 (Call 07/01/22)	2,817	2,708,968
2.65%, 12/02/22	1,895	1,829,281
3.00%, 10/30/24 (Call 09/29/24)	4,235	4,082,159
3.38%, 05/17/21 (Call 04/17/21)	4,000	4,008,080
3.40%, 02/27/23 (Call 01/27/23)	2,150	2,138,347
3.63%, 12/05/24 (Call 11/04/24)	2,580	2,541,532
4.05%, 12/03/42	5,896	5,800,780
American Express Credit Corp.
2.60%, 09/14/20 (Call 08/14/20)	1,983	1,965,847
1.70%, 10/30/19 (Call 09/30/19)	1,657	1,634,117
2.20%, 03/03/20 (Call 02/01/20)	2,250	2,221,763
2.25%, 08/15/19	5,924	5,900,896
2.25%, 05/05/21 (Call 04/05/21)	6,247	6,095,823
2.38%, 05/26/20 (Call 04/25/20)	9,235	9,122,425
2.70%, 03/03/22 (Call 01/31/22)	3,450	3,383,173
3.30%, 05/03/27 (Call 04/03/27)	9,295	8,970,140
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 02/02/26)	2,794	2,607,137
3.70%, 10/15/24	3,695	3,715,359
4.00%, 10/15/23	2,520	2,590,333
5.30%, 03/15/20	750	778,920
AXA Financial Inc., 7.00%, 04/01/28	50	59,427
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	1,050	1,004,367
4.25%, 06/02/26 (Call 03/02/26)	4,750	4,708,010
4.70%, 09/20/47 (Call 03/20/47)	160	155,333
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	1,962	1,960,646
Capital One Bank USA N.A., 3.38%, 02/15/23	4,010	3,925,068
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	1,095	1,067,297
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	2,516	2,448,269
3.00%, 03/10/25 (Call 12/10/24)	1,660	1,602,830
3.20%, 03/02/27 (Call 12/02/26)	1,520	1,467,499
3.20%, 01/25/28 (Call 10/25/27)	900	862,929
3.23%, 09/01/22	425	424,222
3.25%, 05/21/21 (Call 04/21/21)	1,105	1,110,956
3.45%, 02/13/26 (Call 11/13/25)	4,115	4,068,624
3.85%, 05/21/25 (Call 03/21/25)	1,000	1,015,290
4.45%, 07/22/20	120	123,860
CME Group Inc.
3.00%, 09/15/22	1,225	1,214,539
3.00%, 03/15/25 (Call 12/15/24)	2,671	2,600,272
5.30%, 09/15/43 (Call 03/15/43)	4,162	5,003,432
Credit Suisse USA Inc., 7.13%, 07/15/32	6,162	7,949,411
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	3,070	2,970,471
3.85%, 11/21/22	1,775	1,772,426
3.95%, 11/06/24 (Call 08/06/24)	2,445	2,405,440
4.10%, 02/09/27 (Call 11/09/26)	890	862,294
5.20%, 04/27/22	2,629	2,745,491
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,300	1,267,383
3.80%, 08/24/27 (Call 05/24/27)	1,135	1,096,262
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	2,750	2,694,092
Security	Par(000)	Value
Diversified Financial Services (continued)
Franklin Resources Inc.
2.80%, 09/15/22	$ 2,750	$ 2,688,427
2.85%, 03/30/25	450	429,579
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	18,405	18,025,305
3.37%, 11/15/25	20,883	20,066,475
4.42%, 11/15/35	26,171	25,148,237
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)(d)	2,025	1,983,812
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	2,350	2,264,719
2.75%, 12/01/20 (Call 11/01/20)	3,713	3,693,321
3.10%, 09/15/27 (Call 06/15/27)	2,275	2,158,998
3.75%, 12/01/25 (Call 09/01/25)	4,940	4,957,290
4.00%, 10/15/23	2,290	2,344,617
International Lease Finance Corp.
4.63%, 04/15/21	1,190	1,223,891
5.88%, 08/15/22	3,455	3,693,395
8.25%, 12/15/20	3,974	4,416,902
8.63%, 01/15/22	1,320	1,524,244
Invesco Finance PLC
3.13%, 11/30/22	2,500	2,470,575
3.75%, 01/15/26	295	295,968
4.00%, 01/30/24	3,650	3,734,972
5.38%, 11/30/43	190	219,819
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	3,415	3,525,304
Jefferies Group LLC
5.13%, 01/20/23	1,226	1,285,890
6.25%, 01/15/36	2,650	2,760,690
6.45%, 06/08/27	1,210	1,333,408
6.50%, 01/20/43	2,144	2,251,586
6.88%, 04/15/21	1,115	1,212,172
8.50%, 07/15/19	1,200	1,269,888
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	600	542,994
4.85%, 01/15/27	1,990	1,973,463
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	1,900	1,794,854
3.75%, 02/13/25	1,910	1,863,644
4.25%, 11/14/20	905	925,308
Legg Mason Inc.
2.70%, 07/15/19	220	219,314
3.95%, 07/15/24	690	687,813
4.75%, 03/15/26	1,420	1,475,323
5.63%, 01/15/44	1,990	2,125,280
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	1,260	1,225,640
2.95%, 11/21/26 (Call 08/21/26)	1,538	1,484,416
3.38%, 04/01/24	4,890	4,910,098
3.50%, 02/26/28 (Call 11/26/27)	365	367,376
3.80%, 11/21/46 (Call 05/21/46)	1,420	1,414,959
3.95%, 02/26/48 (Call 08/26/47)	615	630,627
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	970	938,747
4.25%, 06/01/24 (Call 03/01/24)	2,823	2,864,922
5.55%, 01/15/20	1,125	1,168,819

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Diversified Financial Services (continued)
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	$ 2,550	$ 2,508,614
2.00%, 01/27/20 (Call 12/27/19)	786	775,090
2.30%, 11/15/19 (Call 10/15/19)	1,258	1,249,546
2.30%, 11/01/20 (Call 10/01/20)	1,050	1,033,316
2.30%, 09/15/22 (Call 08/15/22)	1,900	1,832,892
2.40%, 04/25/22 (Call 03/25/22)	1,605	1,557,380
2.70%, 02/15/23 (Call 12/15/22)	3,165	3,084,767
2.95%, 02/07/24 (Call 12/07/23)	1,000	973,790
3.05%, 02/15/22 (Call 11/15/21)	4,815	4,793,284
3.05%, 04/25/27 (Call 01/25/27)	1,200	1,146,504
3.25%, 11/01/25 (Call 08/01/25)	1,201	1,175,731
3.40%, 11/15/23 (Call 08/15/23)	2,450	2,460,829
3.40%, 02/07/28 (Call 11/07/27)	1,050	1,027,184
4.02%, 11/01/32 (Call 05/01/32)	1,800	1,834,596
4.75%, 04/30/43 (Call 04/30/23)(a)(e)	6,905	6,970,252
5.25%, 04/20/46 (Call 04/20/26)(a)(e)	5	5,148
Series C, 8.00%, 03/01/32	1,015	1,429,394
Nomura Holdings Inc., 6.70%, 03/04/20	3,699	3,918,018
ORIX Corp.
2.90%, 07/18/22	510	495,689
3.25%, 12/04/24	1,615	1,554,454
3.70%, 07/18/27	2,320	2,256,942
Raymond James Financial Inc.
3.63%, 09/15/26	1,414	1,370,449
4.95%, 07/15/46	2,975	3,128,123
5.63%, 04/01/24	900	984,465
Stifel Financial Corp., 4.25%, 07/18/24	2,870	2,870,689
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	1,516	1,504,706
3.00%, 08/15/19 (Call 07/15/19)	5,299	5,298,417
3.70%, 08/04/26 (Call 05/04/26)	3,750	3,474,900
3.75%, 08/15/21 (Call 06/15/21)	90	90,374
3.95%, 12/01/27 (Call 09/01/27)	235	218,952
4.25%, 08/15/24 (Call 05/15/24)	3,065	3,025,921
4.50%, 07/23/25 (Call 04/24/25)	5,344	5,290,400
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	5,334	5,267,752
3.30%, 04/01/27 (Call 01/01/27)	817	791,175
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	1,575	1,516,268
2.20%, 12/14/20 (Call 11/14/20)	4,985	4,905,041
2.75%, 09/15/27 (Call 06/15/27)	1,300	1,221,571
2.80%, 12/14/22 (Call 10/14/22)	7,508	7,407,017
3.15%, 12/14/25 (Call 09/14/25)	17,280	16,927,315
3.65%, 09/15/47 (Call 03/15/47)	1,070	1,018,950
4.15%, 12/14/35 (Call 06/14/35)	4,618	4,855,088
4.30%, 12/14/45 (Call 06/14/45)	11,121	11,756,788
		456,817,479
Electric — 1.7%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	2,325	2,230,372
3.95%, 06/01/28 (Call 03/01/28)(d)	1,000	1,006,720
Series E, 6.65%, 02/15/33	750	947,565
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)	1,195	1,151,287
3.75%, 12/01/47 (Call 06/01/47)	575	541,765
4.00%, 12/01/46 (Call 06/01/46)	915	896,252
Security	Par(000)	Value
Electric (continued)
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)	$ 1,370	$ 1,296,157
3.75%, 03/01/45 (Call 09/01/44)	2,181	2,083,793
3.85%, 12/01/42	150	145,794
4.10%, 01/15/42	375	368,895
4.15%, 08/15/44 (Call 02/15/44)	1,265	1,288,289
4.30%, 01/02/46 (Call 07/02/45)	2,550	2,674,261
5.50%, 03/15/41	150	177,392
6.00%, 03/01/39	205	255,395
6.13%, 05/15/38	695	873,261
Series 11-C, 5.20%, 06/01/41	500	570,555
Series 17A, 2.45%, 03/30/22 (Call 02/28/22)	1,345	1,309,183
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	2,325	2,298,565
3.65%, 02/15/26 (Call 11/15/25)	631	615,490
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	1,450	1,416,809
3.70%, 12/01/47 (Call 06/01/47)	2,175	2,078,713
3.80%, 05/15/28 (Call 02/15/28)	1,500	1,522,230
4.15%, 03/15/46 (Call 09/15/45)	2,000	2,057,200
4.30%, 07/01/44 (Call 01/01/44)	2,040	2,098,691
4.80%, 12/15/43 (Call 06/15/43)	25	27,673
American Electric Power Co. Inc.
2.15%, 11/13/20	280	274,305
3.20%, 11/13/27 (Call 08/13/27)	50	47,153
Series F, 2.95%, 12/15/22 (Call 09/15/22)	1,145	1,121,138
Appalachian Power Co.
3.30%, 06/01/27 (Call 03/01/27)	1,500	1,448,925
4.40%, 05/15/44 (Call 11/15/43)	1,238	1,276,947
6.38%, 04/01/36	755	931,232
7.00%, 04/01/38	1,880	2,526,194
Series L, 5.80%, 10/01/35	15	17,698
Series P, 6.70%, 08/15/37	525	685,440
Arizona Public Service Co.
2.20%, 01/15/20 (Call 12/15/19)	500	494,320
2.55%, 09/15/26 (Call 06/15/26)	1,620	1,475,885
2.95%, 09/15/27 (Call 06/15/27)	250	235,003
3.15%, 05/15/25 (Call 02/15/25)	1,000	974,320
3.35%, 06/15/24 (Call 03/15/24)	500	496,280
3.75%, 05/15/46 (Call 11/15/45)	1,385	1,306,664
4.35%, 11/15/45 (Call 05/15/45)	1,015	1,055,417
4.50%, 04/01/42 (Call 10/01/41)	1,030	1,090,863
5.05%, 09/01/41 (Call 03/01/41)	1,700	1,925,335
5.50%, 09/01/35	485	557,891
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	2,065	1,996,958
Baltimore Gas & Electric Co.
2.80%, 08/15/22 (Call 05/15/22)	674	659,590
3.35%, 07/01/23 (Call 04/01/23)	450	449,978
3.50%, 11/15/21 (Call 08/15/21)	800	808,536
3.50%, 08/15/46 (Call 02/15/46)	2,000	1,815,360
3.75%, 08/15/47 (Call 02/15/47)	600	572,988
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	2,077	2,062,586
2.80%, 01/15/23 (Call 12/15/22)	975	951,210
3.25%, 04/15/28 (Call 01/15/28)	385	369,304
3.50%, 02/01/25 (Call 11/01/24)	1,745	1,736,641
3.75%, 11/15/23 (Call 08/15/23)	2,300	2,333,833
3.80%, 07/15/48 (Call 01/15/48)	275	258,629
4.50%, 02/01/45 (Call 08/01/44)	2,436	2,547,130
5.15%, 11/15/43 (Call 05/15/43)	1,646	1,883,551

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
5.95%, 05/15/37	$ 3,725	$ 4,644,181
6.13%, 04/01/36	9,166	11,576,200
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)	465	434,357
3.95%, 01/15/26 (Call 07/15/25)	2,100	2,086,161
4.20%, 09/15/46 (Call 03/15/46)	200	195,888
4.25%, 11/30/23 (Call 08/30/23)	300	306,846
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	2,150	2,074,621
2.25%, 08/01/22 (Call 05/01/22)	2,655	2,552,968
3.55%, 08/01/42 (Call 02/01/42)	1,147	1,077,675
3.95%, 03/01/48 (Call 09/01/47)	655	653,382
4.50%, 04/01/44 (Call 10/01/43)	1,675	1,818,212
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	2,355	2,248,813
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	2,165	1,987,124
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	675	649,958
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (Call 02/01/26)	960	908,688
4.97%, 05/01/46 (Call 11/01/45)	1,750	1,734,915
Cleco Power LLC, 6.00%, 12/01/40	210	245,173
Cleveland Electric Illuminating Co. (The)
5.50%, 08/15/24	3,300	3,623,598
5.95%, 12/15/36	414	498,112
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	265	245,697
3.45%, 08/15/27 (Call 05/15/27)	2,000	1,931,180
3.60%, 11/15/25 (Call 08/15/25)	755	742,543
3.88%, 03/01/24 (Call 12/01/23)	975	982,781
4.70%, 03/31/43 (Call 09/30/42)	10	10,394
4.88%, 03/01/44 (Call 09/01/43)	1,325	1,435,531
5.05%, 03/15/22 (Call 12/15/21)	2,050	2,157,440
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	400	371,968
2.95%, 08/15/27 (Call 05/15/27)	1,925	1,828,942
3.10%, 11/01/24 (Call 08/01/24)	2,950	2,878,698
3.40%, 09/01/21 (Call 06/01/21)	2,710	2,730,542
3.65%, 06/15/46 (Call 12/15/45)	1,310	1,227,719
3.70%, 03/01/45 (Call 09/01/44)	1,050	996,744
3.75%, 08/15/47 (Call 02/15/47)	1,500	1,433,760
4.00%, 08/01/20 (Call 05/01/20)	500	510,125
4.00%, 03/01/48 (Call 09/01/47)	1,300	1,297,582
4.35%, 11/15/45 (Call 05/15/45)	3,750	3,918,225
4.60%, 08/15/43 (Call 02/15/43)	70	76,170
4.70%, 01/15/44 (Call 04/15/43)	175	191,756
5.90%, 03/15/36	323	399,638
6.45%, 01/15/38	1,200	1,576,968
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	2,100	2,035,572
4.00%, 04/01/48 (Call 10/01/47)	1,650	1,662,622
4.30%, 04/15/44 (Call 10/15/43)	800	844,232
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,050	1,987,885
Series A, 4.15%, 06/01/45 (Call 12/01/44)	2,125	2,193,637
Consolidated Edison Co. of New York Inc.
2.90%, 12/01/26 (Call 09/01/26)	1,750	1,653,732
3.30%, 12/01/24 (Call 09/01/24)	1,150	1,136,557
3.80%, 05/15/28 (Call 02/15/28)	1,175	1,194,176
3.85%, 06/15/46 (Call 12/15/45)	445	425,927
3.95%, 03/01/43 (Call 09/01/42)	7,031	6,855,225
4.30%, 12/01/56 (Call 06/01/56)	1,925	1,933,181
Security	Par(000)	Value
Electric (continued)
4.45%, 03/15/44 (Call 09/15/43)	$ 1,205	$ 1,260,502
4.50%, 12/01/45 (Call 06/01/45)	1,610	1,701,545
4.50%, 05/15/58 (Call 11/15/57)	1,500	1,538,040
4.63%, 12/01/54 (Call 06/01/54)	1,230	1,292,878
5.70%, 06/15/40	495	604,009
Series 05-A, 5.30%, 03/01/35	700	800,926
Series 06-A, 5.85%, 03/15/36	500	607,300
Series 06-E, 5.70%, 12/01/36	695	828,058
Series 07-A, 6.30%, 08/15/37	460	589,085
Series 08-B, 6.75%, 04/01/38	1,322	1,779,875
Series 09-C, 5.50%, 12/01/39	1,270	1,507,439
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	185	177,959
Series C, 4.00%, 11/15/57 (Call 05/15/57)	100	94,546
Consolidated Edison Inc.
2.00%, 03/15/20	1,830	1,799,659
2.00%, 05/15/21 (Call 04/15/21)	2,605	2,519,504
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	1,015	1,001,653
3.13%, 08/31/24 (Call 05/31/24)	500	487,690
3.25%, 08/15/46 (Call 02/15/46)	2,250	1,989,832
3.38%, 08/15/23 (Call 05/15/23)	1,100	1,103,674
3.95%, 05/15/43 (Call 11/15/42)	500	503,715
3.95%, 07/15/47 (Call 01/15/47)	1,680	1,682,016
4.05%, 05/15/48 (Call 11/15/47)	1,000	1,016,910
4.35%, 08/31/64 (Call 02/28/64)	35	35,158
6.70%, 09/15/19	50	52,337
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)	300	295,254
4.15%, 05/15/45 (Call 11/15/44)	1,250	1,267,137
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	550	545,518
2.58%, 07/01/20	1,880	1,856,368
2.96%, 07/01/19(c)	675	674,231
3.63%, 12/01/24 (Call 09/01/24)	3,050	3,013,705
3.90%, 10/01/25 (Call 07/01/25)	2,620	2,596,237
4.10%, 04/01/21(c)	295	300,118
4.25%, 06/01/28	1,000	1,005,400
4.45%, 03/15/21	2,642	2,713,149
4.70%, 12/01/44 (Call 06/01/44)	1,925	1,993,376
5.20%, 08/15/19	1,250	1,282,000
5.75%, 10/01/54 (Call 10/01/24)(a)(e)	1,000	1,048,700
7.00%, 06/15/38	2,315	2,990,031
Series B, 1.60%, 08/15/19	488	480,221
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,450	1,410,777
Series B, 5.95%, 06/15/35	1,430	1,670,254
Series C, 2.00%, 08/15/21 (Call 07/15/21)	1,950	1,867,222
Series C, 4.05%, 09/15/42 (Call 03/15/42)	2,015	1,899,017
Series C, 4.90%, 08/01/41 (Call 02/01/41)	1,490	1,567,048
Series D, 2.85%, 08/15/26 (Call 05/15/26)	3,900	3,554,187
Series F, 5.25%, 08/01/33	1,565	1,708,354
DTE Electric Co.
2.65%, 06/15/22 (Call 03/15/22)	1,040	1,015,851
3.65%, 03/15/24 (Call 12/15/23)	3,130	3,169,281
3.70%, 03/15/45 (Call 09/15/44)	1,810	1,729,310
3.70%, 06/01/46 (Call 12/01/45)	810	770,812
3.75%, 08/15/47 (Call 02/15/47)	2,125	2,040,404
3.90%, 06/01/21 (Call 03/01/21)	1,350	1,376,433
3.95%, 06/15/42 (Call 12/15/41)	5	4,917
4.30%, 07/01/44 (Call 01/01/44)	1,550	1,623,966
5.70%, 10/01/37	150	181,815

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Series A, 4.05%, 05/15/48 (Call 11/15/47)	$ 450	$ 451,413
Series A, 6.63%, 06/01/36	620	815,511
DTE Energy Co.
1.50%, 10/01/19	2,420	2,373,415
2.85%, 10/01/26 (Call 07/01/26)	2,475	2,272,149
3.80%, 03/15/27 (Call 12/15/26)	1,875	1,847,944
3.85%, 12/01/23 (Call 09/01/23)	1,425	1,439,948
Series B, 3.30%, 06/15/22 (Call 04/15/22)	700	694,967
Series C, 3.50%, 06/01/24 (Call 03/01/24)	550	542,751
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	2,270	2,199,880
2.95%, 12/01/26 (Call 09/01/26)	2,950	2,819,197
3.05%, 03/15/23 (Call 03/15/23)	2,605	2,587,520
3.70%, 12/01/47 (Call 06/01/47)	1,270	1,211,491
3.75%, 06/01/45 (Call 12/01/44)	1,062	1,015,814
3.88%, 03/15/46 (Call 09/15/45)	2,890	2,836,968
3.90%, 06/15/21 (Call 03/15/21)	2,135	2,184,062
3.95%, 03/15/48 (Call 09/15/47)	550	546,651
4.00%, 09/30/42 (Call 03/30/42)	262	262,584
4.25%, 12/15/41 (Call 06/15/41)	480	500,414
5.30%, 02/15/40	670	791,143
6.00%, 01/15/38	466	591,219
6.05%, 04/15/38	790	1,005,970
6.10%, 06/01/37	3,530	4,436,892
6.45%, 10/15/32	25	31,687
Series A, 6.00%, 12/01/28	1,335	1,585,673
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	3,828	3,657,577
2.40%, 08/15/22 (Call 07/15/22)	315	303,345
2.65%, 09/01/26 (Call 06/01/26)	3,943	3,585,449
3.05%, 08/15/22 (Call 05/15/22)	2,500	2,469,625
3.15%, 08/15/27 (Call 05/15/27)	765	715,176
3.55%, 09/15/21 (Call 06/15/21)	2,926	2,948,325
3.75%, 04/15/24 (Call 01/15/24)	730	731,847
3.75%, 09/01/46 (Call 03/01/46)	3,605	3,257,478
3.95%, 10/15/23 (Call 07/15/23)	750	764,348
3.95%, 08/15/47 (Call 02/15/47)	210	195,823
4.80%, 12/15/45 (Call 06/15/45)	6,100	6,536,882
5.05%, 09/15/19	1,124	1,152,932
Duke Energy Florida LLC
1.85%, 01/15/20	2,260	2,221,874
3.10%, 08/15/21 (Call 05/15/21)	1,750	1,754,917
3.20%, 01/15/27 (Call 10/15/26)	1,325	1,284,548
3.40%, 10/01/46 (Call 04/01/46)	4,715	4,242,133
3.85%, 11/15/42 (Call 05/15/42)	870	852,087
5.65%, 04/01/40	350	432,390
6.35%, 09/15/37	150	197,577
6.40%, 06/15/38	2,010	2,661,160
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/36	100	92,553
Duke Energy Indiana LLC
3.75%, 05/15/46 (Call 12/15/45)	3,590	3,428,522
6.35%, 08/15/38	55	72,031
6.45%, 04/01/39	3,450	4,625,311
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	295	330,671
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	750	711,900
3.80%, 09/01/23 (Call 06/01/23)	475	483,664
Security	Par(000)	Value
Electric (continued)
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	$ 940	$ 929,904
3.00%, 09/15/21 (Call 06/15/21)	2,035	2,029,974
3.25%, 08/15/25 (Call 05/15/25)	1,155	1,133,898
3.60%, 09/15/47 (Call 03/15/47)	2,500	2,334,275
3.70%, 10/15/46 (Call 04/15/46)	1,625	1,544,757
4.10%, 05/15/42 (Call 11/15/41)	290	293,118
4.10%, 03/15/43 (Call 09/15/42)	775	784,354
4.15%, 12/01/44 (Call 06/01/44)	1,098	1,119,718
4.20%, 08/15/45 (Call 02/15/45)	2,190	2,250,488
4.38%, 03/30/44 (Call 09/30/43)	2,240	2,359,638
6.30%, 04/01/38	855	1,135,380
Edison International
2.13%, 04/15/20	1,750	1,718,097
2.40%, 09/15/22 (Call 08/15/22)	2,400	2,291,616
2.95%, 03/15/23 (Call 01/15/23)	3,000	2,903,010
4.13%, 03/15/28 (Call 12/15/27)	2,320	2,313,458
El Paso Electric Co., 5.00%, 12/01/44 (Call 06/01/44)	2,050	2,095,530
Emera U.S. Finance LP
2.15%, 06/15/19	180	178,126
2.70%, 06/15/21 (Call 05/15/21)	4,215	4,126,780
3.55%, 06/15/26 (Call 03/15/26)	2,685	2,553,516
4.75%, 06/15/46 (Call 12/15/45)	3,008	3,014,227
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	150	142,548
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,650	1,639,984
3.70%, 06/01/24 (Call 03/01/24)	3,135	3,172,024
3.75%, 02/15/21 (Call 11/15/20)	1,875	1,903,125
4.95%, 12/15/44 (Call 12/15/24)	245	249,611
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	3,905	3,589,710
4.00%, 07/15/22 (Call 05/15/22)	1,247	1,269,646
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	30	33,345
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	2,680	2,447,537
3.05%, 06/01/31 (Call 03/01/31)	1,775	1,647,218
3.12%, 09/01/27 (Call 06/01/27)	915	875,005
3.25%, 04/01/28 (Call 01/01/28)	4,085	3,914,737
4.00%, 03/15/33 (Call 12/15/32)	955	965,505
4.95%, 01/15/45 (Call 01/15/25)	540	548,084
Entergy Mississippi Inc., 2.85%, 06/01/28 (Call 03/01/28)	2,490	2,308,852
Entergy Texas Inc., 5.15%, 06/01/45 (Call 06/01/25)	25	25,826
Eversource Energy
2.50%, 03/15/21 (Call 02/15/21)	1,475	1,449,659
2.80%, 05/01/23 (Call 02/01/23)	720	697,126
2.90%, 10/01/24 (Call 08/01/24)	1,350	1,286,037
3.35%, 03/15/26 (Call 12/15/25)	1,670	1,618,280
4.50%, 11/15/19	525	536,172
Series H, 3.15%, 01/15/25 (Call 10/15/24)	515	498,819
Series K, 2.75%, 03/15/22 (Call 02/15/22)	1,050	1,028,517
Series M, 3.30%, 01/15/28 (Call 10/15/27)	100	95,059
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	270	263,644
2.85%, 06/15/20 (Call 05/15/20)	1,973	1,961,912
3.40%, 04/15/26 (Call 01/15/26)	3,205	3,072,826
3.50%, 06/01/22 (Call 05/01/22)	1,210	1,200,175
3.95%, 06/15/25 (Call 03/15/25)	5,270	5,262,885
4.45%, 04/15/46 (Call 10/15/45)	1,306	1,300,828
4.95%, 06/15/35 (Call 12/15/34)	1,545	1,680,373

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
5.10%, 06/15/45 (Call 12/15/44)	$ 2,415	$ 2,633,219
5.15%, 12/01/20 (Call 09/01/20)	3,824	3,977,228
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	3,218	3,212,626
3.40%, 03/15/22 (Call 02/15/22)	2,472	2,466,265
4.00%, 10/01/20 (Call 07/01/20)	900	915,498
4.25%, 06/15/22 (Call 03/15/22)	4,498	4,613,329
5.20%, 10/01/19	460	473,289
5.60%, 06/15/42 (Call 12/15/41)	2,895	2,957,648
5.75%, 10/01/41 (Call 04/01/41)	1,250	1,284,725
6.25%, 10/01/39	1,850	2,007,860
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	265	257,225
Series B, 3.90%, 07/15/27 (Call 04/15/27)	675	660,818
Series B, 4.25%, 03/15/23 (Call 12/15/22)	2,555	2,603,647
Series C, 4.85%, 07/15/47 (Call 01/15/47)	1,100	1,150,930
Florida Power & Light Co.
3.13%, 12/01/25 (Call 06/01/25)	300	295,233
3.25%, 06/01/24 (Call 12/01/23)	1,750	1,747,112
3.70%, 12/01/47 (Call 06/01/47)	4,100	3,924,233
3.80%, 12/15/42 (Call 06/15/42)	745	730,145
3.95%, 03/01/48 (Call 09/01/47)	50	49,928
4.05%, 06/01/42 (Call 12/01/41)	1,375	1,394,937
4.05%, 10/01/44 (Call 04/01/44)	1,283	1,297,652
4.13%, 02/01/42 (Call 08/01/41)	3,190	3,264,901
4.13%, 06/01/48 (Call 12/01/47)	1,500	1,538,835
5.25%, 02/01/41 (Call 08/01/40)	1,505	1,754,679
5.63%, 04/01/34	150	179,261
5.65%, 02/01/37	2,482	3,027,444
5.69%, 03/01/40	710	879,775
5.95%, 02/01/38	3,779	4,786,368
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	1,735	1,662,477
3.06%, 10/04/26 (Call 07/04/26)	4,320	3,965,198
Georgia Power Co.
2.00%, 03/30/20	1,400	1,377,754
2.40%, 04/01/21 (Call 03/01/21)	1,000	978,670
3.25%, 03/30/27 (Call 12/30/26)	2,200	2,098,888
4.30%, 03/15/42	5,551	5,677,618
4.30%, 03/15/43	1,108	1,129,839
Series 10-C, 4.75%, 09/01/40	1,190	1,286,069
Series C, 2.00%, 09/08/20	1,485	1,453,340
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	2,001	2,061,550
5.29%, 06/15/22 (Call 03/15/22)(c)	1,150	1,208,938
Gulf Power Co., 3.30%, 05/30/27 (Call 02/28/27)	500	485,375
Iberdrola International BV, 6.75%, 07/15/36	1,190	1,503,458
Indiana Michigan Power Co.
3.85%, 05/15/28 (Call 02/15/28)	1,000	1,006,820
6.05%, 03/15/37	215	264,671
Series J, 3.20%, 03/15/23 (Call 12/15/22)	1,020	1,009,433
Series K, 4.55%, 03/15/46 (Call 09/15/45)	3,180	3,372,899
Series L, 3.75%, 07/01/47 (Call 01/01/47)	1,000	936,930
Integrys Holding Inc., 4.17%, 11/01/20	850	869,355
Interstate Power & Light Co.
3.40%, 08/15/25 (Call 05/15/25)	1,475	1,441,886
3.70%, 09/15/46 (Call 03/15/46)	1,492	1,386,486
4.70%, 10/15/43 (Call 04/15/43)	150	161,306
6.25%, 07/15/39	40	50,639
Security	Par(000)	Value
Electric (continued)
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(d)	$ 680	$ 657,852
3.25%, 06/30/26 (Call 03/30/26)	250	236,375
3.35%, 11/15/27 (Call 08/15/27)(d)	1,885	1,778,290
3.65%, 06/15/24 (Call 03/15/24)	300	297,438
4.05%, 07/01/23 (Call 04/01/23)(b)	150	152,123
5.30%, 07/01/43 (Call 01/01/43)	100	112,117
Jersey Central Power & Light Co., 6.15%, 06/01/37	1,050	1,260,304
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	25	24,493
3.65%, 08/15/25 (Call 05/15/25)	1,000	992,790
4.20%, 06/15/47 (Call 12/15/46)	1,300	1,295,697
4.20%, 03/15/48 (Call 09/15/47)	1,025	1,016,031
5.30%, 10/01/41 (Call 04/01/41)	1,620	1,844,419
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	325	327,639
3.30%, 10/01/25 (Call 07/01/25)	1,000	976,660
4.38%, 10/01/45 (Call 04/01/45)	1,150	1,195,759
5.13%, 11/01/40 (Call 05/01/40)	1,131	1,318,203
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	1,100	1,114,190
4.38%, 10/01/21 (Call 07/01/21)	1,475	1,518,247
Louisville Gas & Electric Co.
4.38%, 10/01/45 (Call 04/01/45)	1,375	1,435,362
4.65%, 11/15/43 (Call 05/15/43)	25	26,941
Series 25, 3.30%, 10/01/25 (Call 04/01/25)	1,100	1,081,410
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	1,150	1,110,981
3.50%, 10/15/24 (Call 07/15/24)	3,125	3,149,750
3.65%, 08/01/48 (Call 02/01/48)	1,000	946,150
3.70%, 09/15/23 (Call 06/15/23)	2,800	2,834,160
3.95%, 08/01/47 (Call 02/01/47)	1,175	1,174,319
4.25%, 05/01/46 (Call 11/01/45)	700	729,330
4.40%, 10/15/44 (Call 04/15/44)	275	292,152
4.80%, 09/15/43 (Call 03/15/43)	520	581,209
5.80%, 10/15/36	628	770,098
6.75%, 12/30/31	35	45,199
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	3,013	2,874,281
Nevada Power Co.
2.75%, 04/15/20	2,000	1,997,040
5.45%, 05/15/41 (Call 11/15/40)	2,905	3,407,042
Series R, 6.75%, 07/01/37	500	666,270
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	1,195	1,186,647
2.70%, 09/15/19 (Call 08/14/19)	2,225	2,217,813
2.80%, 01/15/23 (Call 12/15/22)	1,578	1,527,015
3.55%, 05/01/27 (Call 02/01/27)	3,461	3,331,316
3.63%, 06/15/23 (Call 02/15/23)	250	249,835
4.50%, 06/01/21 (Call 03/01/21)	333	343,320
4.80%, 12/01/77 (Call 12/01/27)(a)(e)	50	46,911
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	2,755	2,644,635
2.20%, 08/15/20 (Call 07/15/20)	490	482,224
2.60%, 05/15/23 (Call 11/15/22)	1,000	969,270
3.40%, 08/15/42 (Call 02/15/42)	450	413,654
3.60%, 05/15/46 (Call 11/15/45)	206	194,526
4.00%, 08/15/45 (Call 02/15/45)	670	672,774
4.13%, 05/15/44 (Call 11/15/43)	510	527,345
4.85%, 08/15/40 (Call 02/15/40)	65	71,464
5.35%, 11/01/39	265	312,777

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
6.20%, 07/01/37	$ 125	$ 161,459
6.25%, 06/01/36	835	1,083,371
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	1,830	1,860,250
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	1,366	1,317,726
2.70%, 06/01/26 (Call 03/01/26)	950	885,828
3.20%, 05/15/27 (Call 02/15/27)	1,755	1,696,120
3.25%, 11/15/25 (Call 08/15/25)	410	398,569
4.40%, 03/01/44 (Call 09/01/43)	1,350	1,430,811
5.50%, 03/15/40	100	120,113
Oglethorpe Power Corp.
4.20%, 12/01/42	150	143,759
4.25%, 04/01/46 (Call 10/01/45)	1,550	1,497,594
4.55%, 06/01/44	1,883	1,881,625
5.25%, 09/01/50	97	104,828
5.38%, 11/01/40	970	1,100,989
5.95%, 11/01/39	10	12,068
Ohio Edison Co.
6.88%, 07/15/36	640	845,792
8.25%, 10/15/38	900	1,331,091
Ohio Power Co.
4.15%, 04/01/48 (Call 10/01/47)	1,000	1,010,630
Series G, 6.60%, 02/15/33	30	38,601
Series M, 5.38%, 10/01/21	458	489,996
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	1,525	1,474,644
4.15%, 04/01/47 (Call 10/01/46)	900	914,652
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	7,085	7,034,130
2.95%, 04/01/25 (Call 01/01/25)	100	96,228
3.75%, 04/01/45 (Call 10/01/44)	470	454,363
3.80%, 09/30/47 (Call 03/30/47)	400	387,028
4.10%, 06/01/22 (Call 03/01/22)	525	539,774
4.55%, 12/01/41 (Call 06/01/41)	445	480,133
5.25%, 09/30/40	765	898,447
5.30%, 06/01/42 (Call 12/01/41)	1,798	2,137,462
7.00%, 09/01/22	3,663	4,196,479
7.00%, 05/01/32	350	462,490
7.25%, 01/15/33	545	737,243
7.50%, 09/01/38	1,244	1,782,266
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	615	588,358
2.95%, 03/01/26 (Call 12/01/25)	2,225	2,051,761
3.25%, 09/15/21 (Call 06/15/21)	770	766,612
3.25%, 06/15/23 (Call 03/15/23)	4,975	4,864,455
3.30%, 03/15/27 (Call 12/15/26)	250	234,615
3.30%, 12/01/27 (Call 09/01/27)	1,050	975,167
3.40%, 08/15/24 (Call 05/15/24)	3,780	3,669,095
3.50%, 10/01/20 (Call 07/01/20)	4,755	4,774,733
3.50%, 06/15/25 (Call 03/15/25)	4,165	4,014,727
3.75%, 02/15/24 (Call 11/15/23)	4,450	4,438,296
3.85%, 11/15/23 (Call 08/15/23)	200	202,164
3.95%, 12/01/47 (Call 06/01/47)	1,000	897,720
4.00%, 12/01/46 (Call 06/01/46)	2,750	2,492,600
4.25%, 05/15/21 (Call 02/15/21)	309	314,649
4.25%, 03/15/46 (Call 09/15/45)	5,830	5,468,540
4.30%, 03/15/45 (Call 09/15/44)	885	842,060
4.45%, 04/15/42 (Call 10/15/41)	395	383,833
4.50%, 12/15/41 (Call 06/15/41)	430	409,235
4.60%, 06/15/43 (Call 12/15/42)	1,585	1,560,163
Security	Par(000)	Value
Electric (continued)
4.75%, 02/15/44 (Call 08/15/43)	$ 2,640	$ 2,660,962
5.13%, 11/15/43 (Call 05/15/43)	1,400	1,477,770
5.40%, 01/15/40	975	1,065,597
5.80%, 03/01/37	3,165	3,598,858
6.05%, 03/01/34	7,533	8,743,553
6.25%, 03/01/39	25	29,925
6.35%, 02/15/38	355	430,477
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	200	198,862
3.35%, 07/01/25 (Call 04/01/25)	1,595	1,578,316
3.60%, 04/01/24 (Call 01/01/24)	1,700	1,722,712
3.85%, 06/15/21 (Call 03/15/21)	1,495	1,528,623
4.10%, 02/01/42 (Call 08/01/41)	2,415	2,467,599
5.25%, 06/15/35	50	58,060
6.00%, 01/15/39	1,190	1,510,860
6.10%, 08/01/36	165	208,847
6.25%, 10/15/37	124	161,140
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	2,000	1,910,660
2.38%, 09/15/22 (Call 06/15/22)	935	905,781
3.15%, 10/15/25 (Call 07/15/25)	6,400	6,220,608
3.70%, 09/15/47 (Call 03/15/47)	425	405,680
3.90%, 03/01/48 (Call 09/01/47)	150	148,847
4.15%, 10/01/44 (Call 04/01/44)	335	343,864
4.80%, 10/15/43 (Call 04/15/43)	900	991,332
5.95%, 10/01/36	630	793,630
Pennsylvania Electric Co., 6.15%, 10/01/38	100	121,944
PNM Resources Inc., 3.25%, 03/09/21	1,000	996,160
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	3,500	3,528,000
4.15%, 03/15/43 (Call 09/15/42)	1,250	1,268,912
7.90%, 12/15/38	525	781,694
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,350	1,262,574
3.40%, 06/01/23 (Call 03/01/23)	780	769,922
3.95%, 03/15/24 (Call 12/15/23)	558	563,279
4.00%, 09/15/47 (Call 03/15/47)	62	58,330
4.20%, 06/15/22 (Call 03/15/22)	3,498	3,576,880
4.70%, 06/01/43 (Call 12/01/42)	225	232,848
5.00%, 03/15/44 (Call 09/15/43)	1,554	1,665,204
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	2,200	2,197,140
3.95%, 06/01/47 (Call 12/01/46)	2,000	1,988,480
4.15%, 10/01/45 (Call 04/01/45)	1,050	1,077,909
5.20%, 07/15/41 (Call 01/15/41)	390	447,782
6.25%, 05/15/39	1,500	1,978,080
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	2,196	2,171,800
4.40%, 01/15/21 (Call 10/15/20)	2,150	2,202,868
4.88%, 12/01/19	400	410,284
6.00%, 12/01/39	2,375	2,908,662
7.00%, 10/30/31	250	320,585
7.75%, 03/01/31	350	470,222
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	1,500	1,487,535
4.15%, 09/15/21 (Call 06/15/21)	1,525	1,554,158
4.30%, 11/15/23 (Call 08/15/23)	80	81,643
5.13%, 04/15/20	300	310,299
8.63%, 04/15/31	1,200	1,584,528

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	$ 3,250	$ 3,133,552
2.90%, 05/15/25 (Call 12/15/24)	1,860	1,785,637
3.20%, 11/15/20 (Call 05/15/20)	208	208,830
3.55%, 06/15/46 (Call 12/15/45)	3,356	3,078,358
3.60%, 09/15/42 (Call 03/15/42)	226	213,186
3.80%, 06/15/47 (Call 12/15/46)	2,950	2,872,267
4.30%, 03/15/44 (Call 09/15/43)	2,805	2,946,709
4.75%, 08/15/41 (Call 02/15/41)	396	429,482
5.13%, 06/01/19	2,380	2,435,573
6.25%, 09/01/37	25	32,712
Public Service Co. of Oklahoma, 4.40%, 02/01/21	770	793,331
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	1,265	1,226,923
2.00%, 08/15/19 (Call 07/15/19)	900	892,008
2.25%, 09/15/26 (Call 06/15/26)	2,250	2,050,897
2.38%, 05/15/23 (Call 02/15/23)	1,700	1,631,745
3.00%, 05/15/27 (Call 02/15/27)	1,000	956,680
3.05%, 11/15/24 (Call 08/15/24)	1,075	1,048,018
3.15%, 08/15/24 (Call 05/15/24)	1,220	1,198,943
3.60%, 12/01/47 (Call 06/01/47)	1,665	1,556,958
3.65%, 09/01/42 (Call 03/01/42)	1,775	1,688,060
3.70%, 05/01/28 (Call 02/01/28)	1,000	1,010,370
3.80%, 01/01/43 (Call 07/01/42)	295	287,820
3.80%, 03/01/46 (Call 09/01/45)	840	818,059
3.95%, 05/01/42 (Call 11/01/41)	105	104,987
4.05%, 05/01/45 (Call 11/01/44)	1,030	1,025,468
4.05%, 05/01/48 (Call 11/01/47)	750	758,153
4.15%, 11/01/45 (Call 05/01/45)	925	945,258
5.38%, 11/01/39	925	1,085,358
5.50%, 03/01/40	21	25,441
5.80%, 05/01/37	183	225,363
Series I, 1.80%, 06/01/19 (Call 05/01/19)	190	188,288
Series I, 4.00%, 06/01/44 (Call 12/01/43)	850	844,875
Public Service Enterprise Group Inc.
2.00%, 11/15/21 (Call 10/15/21)	2,000	1,907,360
2.65%, 11/15/22 (Call 10/15/22)	910	878,414
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	6,573	6,424,122
5.63%, 07/15/22 (Call 04/15/22)	500	534,285
6.00%, 09/01/21	515	552,368
Puget Sound Energy Inc.
4.30%, 05/20/45 (Call 11/20/44)	115	120,165
4.43%, 11/15/41 (Call 05/15/41)	1,400	1,469,076
5.76%, 10/01/39	565	696,176
5.76%, 07/15/40	200	245,032
5.80%, 03/15/40	465	569,634
6.27%, 03/15/37	500	639,800
7.02%, 12/01/27	65	80,068
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,750	1,623,650
3.00%, 08/15/21	495	493,485
3.95%, 11/15/41	1,555	1,528,487
4.15%, 05/15/48 (Call 11/15/47)	1,000	1,018,660
4.30%, 04/01/42 (Call 10/01/41)	20	20,719
4.50%, 08/15/40	126	135,504
6.00%, 06/01/26	455	522,627
6.00%, 06/01/39	500	638,025
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	1,000	1,013,630
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	2,620	2,516,510
Security	Par(000)	Value
Electric (continued)
Sempra Energy
1.63%, 10/07/19	$ 1,310	$ 1,286,223
2.40%, 02/01/20	1,850	1,829,761
2.40%, 03/15/20 (Call 02/15/20)	1,290	1,274,842
2.85%, 11/15/20 (Call 10/15/20)	3,560	3,531,271
2.88%, 10/01/22 (Call 07/01/22)	212	207,258
2.90%, 02/01/23 (Call 01/01/23)	140	136,779
3.25%, 06/15/27 (Call 03/15/27)	2,000	1,881,000
3.40%, 02/01/28 (Call 10/01/27)	300	284,538
3.55%, 06/15/24 (Call 03/15/24)	450	445,554
3.75%, 11/15/25 (Call 08/15/25)	2,400	2,371,104
3.80%, 02/01/38 (Call 08/01/37)	1,055	980,644
4.00%, 02/01/48 (Call 08/01/47)	1,175	1,090,941
4.05%, 12/01/23 (Call 09/01/23)	265	270,695
6.00%, 10/15/39	2,230	2,703,228
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	4,750	4,422,297
South Carolina Electric & Gas Co.
4.10%, 06/15/46 (Call 12/15/45)	3,475	3,200,232
4.35%, 02/01/42 (Call 08/01/41)	1,454	1,396,218
4.50%, 06/01/64 (Call 12/01/63)	215	196,839
4.60%, 06/15/43 (Call 12/15/42)	530	523,433
5.10%, 06/01/65 (Call 12/01/64)	735	746,775
5.30%, 05/15/33	15	15,991
5.45%, 02/01/41 (Call 08/01/40)	890	971,595
6.05%, 01/15/38	1,250	1,443,162
Southern California Edison Co.
1.85%, 02/01/22	220	215,125
3.40%, 06/01/23	1,065	1,066,566
3.65%, 03/01/28 (Call 12/01/27)	600	597,660
3.88%, 06/01/21 (Call 03/01/21)	2,910	2,973,525
4.00%, 04/01/47 (Call 10/01/46)	2,990	2,938,811
4.05%, 03/15/42 (Call 09/15/41)	250	247,020
4.50%, 09/01/40 (Call 03/01/40)	440	457,653
4.65%, 10/01/43 (Call 04/01/43)	3,531	3,810,973
5.50%, 03/15/40	752	883,480
5.63%, 02/01/36	425	507,807
5.75%, 04/01/35	300	354,744
6.00%, 01/15/34	25	30,254
6.05%, 03/15/39	4,927	6,168,161
6.65%, 04/01/29	275	335,794
Series 05-E, 5.35%, 07/15/35	850	968,932
Series 06-E, 5.55%, 01/15/37	315	369,939
Series 08-A, 5.95%, 02/01/38	375	459,994
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	290	275,358
Series C, 3.50%, 10/01/23 (Call 07/01/23)	75	75,470
Series C, 3.60%, 02/01/45 (Call 08/01/44)	2,370	2,155,302
Series C, 4.13%, 03/01/48 (Call 09/01/47)	1,000	979,400
Southern Co. (The)
1.85%, 07/01/19	3,449	3,415,303
2.15%, 09/01/19 (Call 08/01/19)	2,765	2,739,368
2.35%, 07/01/21 (Call 06/01/21)	5,776	5,628,134
2.75%, 06/15/20 (Call 05/15/20)	2,530	2,515,604
2.95%, 07/01/23 (Call 05/01/23)	3,813	3,705,778
3.25%, 07/01/26 (Call 04/01/26)	5,563	5,262,487
4.25%, 07/01/36 (Call 01/01/36)	2,573	2,560,547
4.40%, 07/01/46 (Call 01/01/46)	3,927	3,932,851
Series B, 5.50%, 03/15/57 (Call 03/15/22)(a)(e)	553	570,563

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	$ 3,600	$ 3,637,872
5.15%, 09/15/41	1,780	1,835,394
5.25%, 07/15/43	250	263,010
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	620	611,667
Series D, 1.95%, 12/15/19	2,270	2,235,405
Series E, 2.50%, 12/15/21 (Call 11/15/21)	2,200	2,135,892
Series F, 4.95%, 12/15/46 (Call 06/15/46)	500	507,885
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	840	846,628
Series J, 3.90%, 04/01/45 (Call 10/01/44)	2,242	2,128,600
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,595	1,474,705
Series L, 3.85%, 02/01/48 (Call 08/01/47)	1,250	1,172,900
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	250	224,818
3.70%, 08/15/47 (Call 02/15/47)	1,850	1,755,576
4.50%, 08/15/41 (Call 02/15/41)	525	558,962
6.00%, 10/01/36	75	90,932
System Energy Resources Inc., 4.10%, 04/01/23 (Call 01/01/23)	570	576,413
Tampa Electric Co.
2.60%, 09/15/22 (Call 06/15/22)	1,415	1,365,050
4.10%, 06/15/42 (Call 12/15/41)	416	412,044
4.20%, 05/15/45 (Call 11/15/44)	25	24,556
4.35%, 05/15/44 (Call 11/15/43)	1,710	1,727,750
6.15%, 05/15/37	14	17,100
TECO Finance Inc., 5.15%, 03/15/20	440	454,436
Toledo Edison Co. (The), 6.15%, 05/15/37	3,305	4,075,429
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,850	1,847,280
6.50%, 03/15/40	125	122,799
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)	75	72,136
5.15%, 11/15/21 (Call 08/15/21)	1,430	1,497,167
UIL Holdings Corp., 4.63%, 10/01/20	800	825,472
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,875	1,782,206
3.50%, 04/15/24 (Call 01/15/24)	1,700	1,707,361
3.65%, 04/15/45 (Call 10/15/44)	210	198,284
3.90%, 09/15/42 (Call 03/15/42)	260	256,636
4.00%, 04/01/48 (Call 10/01/47)	1,000	991,250
5.30%, 08/01/37	90	104,806
8.45%, 03/15/39	35	53,591
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	800	794,592
2.95%, 11/15/26 (Call 08/15/26)	835	788,624
3.45%, 02/15/24 (Call 11/15/23)	200	199,582
4.00%, 01/15/43 (Call 07/15/42)	490	481,513
4.45%, 02/15/44 (Call 08/15/43)	912	953,760
6.35%, 11/30/37	770	991,067
8.88%, 11/15/38	2,637	4,247,891
Series A, 3.10%, 05/15/25 (Call 02/15/25)	1,000	966,250
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,020	983,198
Series A, 3.50%, 03/15/27 (Call 12/15/26)	1,105	1,088,171
Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,725	1,728,208
Series A, 6.00%, 05/15/37	1,110	1,373,259
Series B, 3.80%, 09/15/47 (Call 03/15/47)	1,255	1,178,621
Series B, 4.20%, 05/15/45 (Call 11/15/44)	1,145	1,152,168
Series B, 6.00%, 01/15/36	875	1,084,606
Series C, 2.75%, 03/15/23 (Call 12/15/22)	773	751,124
Security	Par(000)	Value
Electric (continued)
Series C, 4.00%, 11/15/46 (Call 05/15/46)	$ 830	$ 809,084
Series D, 4.65%, 08/15/43 (Call 02/15/43)	3,390	3,637,029
WEC Energy Group Inc.
2.45%, 06/15/20 (Call 05/15/20)	390	385,375
3.55%, 06/15/25 (Call 03/15/25)	1,655	1,634,958
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,250	1,155,325
3.10%, 04/01/27 (Call 01/01/27)	1,350	1,293,246
3.25%, 12/01/25 (Call 09/01/25)	1,275	1,233,817
4.10%, 04/01/43 (Call 10/01/42)	260	262,839
4.13%, 03/01/42 (Call 09/01/41)	607	617,009
4.25%, 12/01/45 (Call 06/01/45)	2,515	2,609,162
Wisconsin Electric Power Co.
2.95%, 09/15/21 (Call 06/15/21)	1,150	1,143,376
3.10%, 06/01/25 (Call 03/01/25)	1,845	1,784,502
3.65%, 12/15/42 (Call 06/15/42)	15	13,919
4.25%, 12/15/19	100	102,093
4.25%, 06/01/44 (Call 12/01/43)	480	488,870
4.30%, 12/15/45 (Call 06/15/45)	1,115	1,140,667
5.70%, 12/01/36	240	288,934
Wisconsin Power & Light Co.
3.05%, 10/15/27 (Call 07/15/27)	965	920,890
4.10%, 10/15/44 (Call 04/15/44)	2,850	2,835,265
5.00%, 07/15/19	50	51,234
6.38%, 08/15/37	65	84,919
Wisconsin Public Service Corp.
3.67%, 12/01/42	93	87,773
4.75%, 11/01/44 (Call 05/01/44)	340	375,459
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	2,225	2,179,476
2.60%, 03/15/22 (Call 02/15/22)	1,505	1,468,714
3.30%, 06/01/25 (Call 12/01/24)	1,014	988,356
3.35%, 12/01/26 (Call 06/01/26)	2,100	2,034,522
4.70%, 05/15/20 (Call 11/15/19)	725	742,813
4.80%, 09/15/41 (Call 03/15/41)	65	70,405
6.50%, 07/01/36	350	457,244
		928,513,269
Electrical Components & Equiptment — 0.0%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	60	59,171
3.15%, 06/01/25 (Call 03/01/25)	3,230	3,185,975
4.25%, 11/15/20	1,825	1,879,932
5.25%, 11/15/39	1,250	1,456,700
6.00%, 08/15/32	15	17,915
6.13%, 04/15/39	35	44,145
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	250	235,398
3.35%, 03/01/26 (Call 12/01/25)	1,400	1,349,880
3.50%, 02/15/28 (Call 11/15/27)	1,540	1,479,601
		9,708,717
Electronics — 0.2%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	1,495	1,390,993
3.20%, 10/01/22 (Call 07/01/22)	350	345,170
3.88%, 07/15/23 (Call 04/15/23)	3,100	3,125,606
5.00%, 07/15/20	569	589,888
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,775	1,705,047
3.55%, 10/01/27 (Call 07/01/27)	1,360	1,270,145

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electronics (continued)
Amphenol Corp.
2.20%, 04/01/20	$ 700	$ 690,746
3.13%, 09/15/21 (Call 08/15/21)	1,075	1,071,797
3.20%, 04/01/24 (Call 02/01/24)	935	906,277
4.00%, 02/01/22 (Call 11/01/21)	906	927,816
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	675	635,580
3.50%, 04/01/22 (Call 02/01/22)	2,250	2,223,068
3.88%, 01/12/28 (Call 10/12/27)	1,485	1,413,586
4.00%, 04/01/25 (Call 01/01/25)	2,135	2,093,602
4.50%, 03/01/23 (Call 12/01/22)	1,050	1,066,548
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	1,100	1,090,177
4.88%, 12/01/22	3,150	3,241,003
5.88%, 06/15/20	200	209,120
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	2,075	2,031,633
3.70%, 11/15/23 (Call 08/15/23)	175	175,707
4.25%, 08/15/20	3,425	3,501,583
4.70%, 03/15/37	150	154,275
4.75%, 03/15/42	2,550	2,662,914
5.75%, 08/15/40	2,274	2,664,901
Flex Ltd.
4.63%, 02/15/20	4,250	4,327,775
4.75%, 06/15/25 (Call 03/15/25)	1,075	1,101,295
5.00%, 02/15/23	1,355	1,398,536
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	1,400	1,385,664
Fortive Corp.
1.80%, 06/15/19	1,460	1,442,261
2.35%, 06/15/21 (Call 05/15/21)	1,475	1,435,072
3.15%, 06/15/26 (Call 03/15/26)	1,980	1,864,685
4.30%, 06/15/46 (Call 12/15/45)	1,535	1,486,156
Honeywell International Inc.
1.40%, 10/30/19	1,795	1,765,849
1.80%, 10/30/19	2,275	2,251,112
1.85%, 11/01/21 (Call 10/01/21)	4,420	4,264,637
2.50%, 11/01/26 (Call 08/01/26)	5,161	4,765,719
3.81%, 11/21/47 (Call 05/21/47)	2,447	2,413,403
4.25%, 03/01/21	2,700	2,800,737
5.70%, 03/15/37	20	24,990
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	2,175	2,087,543
4.70%, 09/15/22	746	767,522
5.63%, 12/15/20	1,450	1,508,725
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	25	24,984
4.55%, 10/30/24 (Call 07/30/24)	2,310	2,361,444
4.60%, 04/06/27 (Call 01/06/27)	3,125	3,166,969
Koninklijke Philips NV, 5.00%, 03/15/42	2,538	2,812,231
Legrand France SA, 8.50%, 02/15/25	1,050	1,311,503
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	2,660	2,782,360
Tech Data Corp.
3.70%, 02/15/22 (Call 01/15/22)	950	938,201
4.95%, 02/15/27 (Call 11/16/26)	1,585	1,576,076
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	3,370	3,486,770
Tyco Electronics Group SA
2.35%, 08/01/19 (Call 07/01/19)	555	552,369
3.13%, 08/15/27 (Call 05/15/27)	395	371,253
3.45%, 08/01/24 (Call 05/01/24)	545	537,479
3.70%, 02/15/26 (Call 11/15/25)	675	669,148
Security	Par(000)	Value
Electronics (continued)
4.88%, 01/15/21	$ 65	$ 67,574
7.13%, 10/01/37	25	34,195
		92,971,419
Engineering & Construction — 0.0%
Fluor Corp.
3.38%, 09/15/21	1,520	1,524,971
3.50%, 12/15/24 (Call 09/15/24)	2,465	2,424,697
		3,949,668
Environmental Control — 0.1%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,455	1,352,975
3.20%, 03/15/25 (Call 12/15/24)	2,700	2,617,623
3.38%, 11/15/27 (Call 08/15/27)	2,037	1,948,798
3.55%, 06/01/22 (Call 03/01/22)	1,888	1,899,536
3.95%, 05/15/28 (Call 02/15/28)	1,420	1,417,927
4.75%, 05/15/23 (Call 02/15/23)	2,075	2,183,211
5.00%, 03/01/20	365	377,421
5.25%, 11/15/21	618	657,027
5.50%, 09/15/19	1,950	2,012,595
5.70%, 05/15/41 (Call 11/15/40)	50	59,583
Waste Management Holdings Inc., 7.10%, 08/01/26	200	244,410
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	250	238,863
2.90%, 09/15/22 (Call 06/15/22)	987	971,267
3.13%, 03/01/25 (Call 12/01/24)	2,735	2,644,034
3.15%, 11/15/27 (Call 08/15/27)	1,835	1,724,918
3.50%, 05/15/24 (Call 02/15/24)	3,450	3,442,444
3.90%, 03/01/35 (Call 09/01/34)	1,450	1,425,655
4.10%, 03/01/45 (Call 09/01/44)	3,243	3,222,958
4.75%, 06/30/20	718	744,616
6.13%, 11/30/39	250	314,075
		29,499,936
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	310	366,312
Campbell Soup Co.
2.50%, 08/02/22	100	95,398
3.30%, 03/19/25 (Call 12/19/24)	1,540	1,454,761
3.65%, 03/15/23 (Call 02/15/23)	2,000	1,966,140
3.80%, 08/02/42	165	130,413
3.95%, 03/15/25 (Call 01/15/25)	2,000	1,943,080
4.15%, 03/15/28 (Call 12/15/27)	2,525	2,420,212
4.25%, 04/15/21	2,435	2,487,060
4.80%, 03/15/48 (Call 09/15/47)	2,000	1,827,520
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	1,995	1,953,304
3.25%, 09/15/22	3,763	3,696,395
7.00%, 10/01/28	515	616,357
7.13%, 10/01/26	349	413,876
8.25%, 09/15/30	60	79,570
Delhaize America LLC, 9.00%, 04/15/31	15	20,631
Flowers Foods Inc.
3.50%, 10/01/26 (Call 07/01/26)	1,050	1,000,713
4.38%, 04/01/22 (Call 01/01/22)	250	256,683
General Mills Inc.
2.20%, 10/21/19	1,200	1,188,180
2.60%, 10/12/22 (Call 09/12/22)	2,125	2,040,446
3.15%, 12/15/21 (Call 09/15/21)	605	600,813
3.20%, 04/16/21	210	209,784
3.20%, 02/10/27 (Call 11/10/26)	1,250	1,154,913

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Food (continued)
3.65%, 02/15/24 (Call 11/15/23)	$ 2,325	$ 2,330,975
3.70%, 10/17/23 (Call 09/17/23)	285	284,379
4.00%, 04/17/25 (Call 02/17/25)	995	992,453
4.15%, 02/15/43 (Call 08/15/42)	345	312,808
4.20%, 04/17/28 (Call 01/17/28)	250	246,823
4.55%, 04/17/38 (Call 10/17/37)	590	577,256
4.70%, 04/17/48 (Call 10/17/47)	480	464,702
5.40%, 06/15/40	3,380	3,552,346
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	2,312	2,098,972
3.20%, 08/21/25 (Call 05/21/25)	55	53,724
3.38%, 05/15/23 (Call 04/15/23)	2,000	2,012,760
4.13%, 12/01/20	1,510	1,558,849
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	1,920	1,812,845
4.63%, 11/01/20	1,500	1,547,625
JM Smucker Co. (The)
2.20%, 12/06/19	75	74,330
2.50%, 03/15/20	2,290	2,269,321
3.38%, 12/15/27 (Call 09/15/27)	675	634,682
3.50%, 03/15/25	5,170	5,016,141
4.25%, 03/15/35	1,945	1,896,667
4.38%, 03/15/45	674	640,846
Kellogg Co.
2.65%, 12/01/23	2,438	2,316,953
3.25%, 05/14/21	1,150	1,153,002
3.25%, 04/01/26	1,291	1,218,162
3.40%, 11/15/27 (Call 08/15/27)	440	412,148
4.00%, 12/15/20	2,374	2,428,673
4.15%, 11/15/19	490	498,502
4.30%, 05/15/28 (Call 02/15/28)	1,500	1,506,300
4.50%, 04/01/46	710	682,580
Series B, 7.45%, 04/01/31	3,080	3,956,968
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	705	788,000
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	2,015	2,003,212
3.00%, 06/01/26 (Call 03/01/26)	6,149	5,611,577
3.50%, 06/06/22	9,918	9,891,816
3.50%, 07/15/22 (Call 05/15/22)	4,416	4,393,920
3.95%, 07/15/25 (Call 04/15/25)	5,770	5,691,470
4.38%, 06/01/46 (Call 12/01/45)	5,645	5,049,114
5.00%, 07/15/35 (Call 01/15/35)	4,550	4,557,280
5.00%, 06/04/42	6,488	6,356,942
5.20%, 07/15/45 (Call 01/15/45)	5,983	5,986,889
5.38%, 02/10/20	3,475	3,611,011
6.50%, 02/09/40	3,297	3,816,640
6.88%, 01/26/39	4,790	5,706,614
Kroger Co. (The)
1.50%, 09/30/19	1,150	1,128,277
2.60%, 02/01/21 (Call 01/01/21)	2,340	2,304,221
2.65%, 10/15/26 (Call 07/15/26)(b)	2,630	2,342,094
2.80%, 08/01/22 (Call 07/01/22)	1,025	994,896
2.95%, 11/01/21 (Call 10/01/21)	1,326	1,310,088
3.30%, 01/15/21 (Call 12/15/20)	460	461,366
3.50%, 02/01/26 (Call 11/01/25)	11	10,485
3.70%, 08/01/27 (Call 05/01/27)(b)	450	430,709
3.85%, 08/01/23 (Call 05/01/23)	2,505	2,540,746
3.88%, 10/15/46 (Call 04/15/46)	1,900	1,616,425
4.00%, 02/01/24 (Call 11/01/23)	3,280	3,313,817
4.45%, 02/01/47 (Call 08/01/46)	4,535	4,166,304
Security	Par(000)	Value
Food (continued)
4.65%, 01/15/48 (Call 07/15/47)(b)	$ 825	$ 780,615
5.00%, 04/15/42 (Call 10/15/41)	505	500,192
5.15%, 08/01/43 (Call 02/01/43)	185	187,555
5.40%, 07/15/40 (Call 01/15/40)	2,005	2,080,388
6.15%, 01/15/20	390	409,231
6.90%, 04/15/38	2,658	3,259,319
7.50%, 04/01/31	685	860,744
8.00%, 09/15/29	260	328,658
Series B, 7.70%, 06/01/29	1,150	1,443,963
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	890	861,573
3.15%, 08/15/24 (Call 06/15/24)	2,700	2,603,988
3.40%, 08/15/27 (Call 05/15/27)	2,900	2,742,095
4.20%, 08/15/47 (Call 02/15/47)	1,840	1,754,109
Mondelez International Inc.
3.63%, 05/07/23 (Call 04/07/23)	1,000	1,003,320
4.13%, 05/07/28 (Call 02/07/28)	2,500	2,502,100
4.63%, 05/07/48 (Call 11/07/47)	1,000	978,230
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	1,238	1,213,661
2.60%, 10/01/20 (Call 09/01/20)	1,925	1,910,716
2.60%, 06/12/22	1,830	1,777,754
3.25%, 07/15/27 (Call 04/15/27)	1,050	994,256
3.30%, 07/15/26 (Call 04/15/26)	1,883	1,801,466
3.55%, 03/15/25 (Call 01/15/25)	1,400	1,381,254
3.75%, 10/01/25 (Call 07/01/25)	1,520	1,512,157
4.45%, 03/15/48 (Call 09/15/47)	1,250	1,221,013
4.50%, 04/01/46 (Call 10/01/45)	1,080	1,068,034
4.85%, 10/01/45 (Call 04/01/45)	2,035	2,106,876
5.38%, 09/21/35	1,150	1,311,253
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	1,100	1,061,489
2.65%, 08/15/19 (Call 07/15/19)	1,930	1,926,275
3.55%, 06/02/27 (Call 03/02/27)	4,430	4,225,910
3.95%, 08/15/24 (Call 05/15/24)	3,397	3,416,465
4.50%, 06/15/22 (Call 03/15/22)	4,143	4,289,414
4.55%, 06/02/47 (Call 12/02/46)	740	717,556
4.88%, 08/15/34 (Call 02/15/34)	3,000	3,078,930
5.15%, 08/15/44 (Call 02/15/44)	1,074	1,129,268
		210,998,093
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47 (Call 05/02/47)(d)	105	103,059
Domtar Corp.
4.40%, 04/01/22 (Call 01/01/22)	1,150	1,176,921
6.75%, 02/15/44 (Call 08/15/43)	415	442,751
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	1,065	1,077,940
5.50%, 01/17/27(b)	290	291,734
Georgia-Pacific LLC
7.38%, 12/01/25	750	916,545
7.75%, 11/15/29	850	1,140,734
8.00%, 01/15/24	221	269,154
8.88%, 05/15/31	1,050	1,548,529
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	3,720	3,390,185
3.65%, 06/15/24 (Call 03/15/24)	3,605	3,565,958
3.80%, 01/15/26 (Call 10/15/25)	2,175	2,124,366
4.35%, 08/15/48 (Call 02/15/48)	1,250	1,147,587
4.40%, 08/15/47 (Call 02/15/47)	3,605	3,341,186

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Forest Products & Paper (continued)
4.75%, 02/15/22 (Call 11/15/21)	$ 660	$ 688,037
4.80%, 06/15/44 (Call 12/15/43)	1,664	1,631,619
5.00%, 09/15/35 (Call 03/15/35)	4,519	4,677,029
5.15%, 05/15/46 (Call 11/15/45)	2,583	2,660,697
6.00%, 11/15/41 (Call 05/15/41)	1,625	1,844,521
7.30%, 11/15/39	3,437	4,410,530
7.50%, 08/15/21	7	7,859
8.70%, 06/15/38	432	614,645
		37,071,586
Gas — 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	1,315	1,257,666
4.13%, 10/15/44 (Call 04/15/44)	450	453,839
4.15%, 01/15/43 (Call 07/15/42)	1,894	1,910,326
5.50%, 06/15/41 (Call 12/15/40)	2,175	2,587,206
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	1,250	1,246,313
4.00%, 04/01/28 (Call 01/01/28)	1,775	1,759,398
4.10%, 09/01/47 (Call 03/01/47)	900	856,971
4.50%, 01/15/21 (Call 10/15/20)	3,015	3,093,691
5.85%, 01/15/41 (Call 07/15/40)	608	739,900
6.63%, 11/01/37	345	436,097
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	453	449,589
2.80%, 11/15/20 (Call 10/15/20)	3,745	3,716,575
3.55%, 11/01/23 (Call 08/01/23)	1,525	1,523,551
3.60%, 12/15/24 (Call 09/15/24)	50	49,635
4.60%, 12/15/44 (Call 06/15/44)	300	306,822
4.80%, 11/01/43 (Call 05/01/43)	3,435	3,641,581
KeySpan Corp.
5.80%, 04/01/35	870	1,014,385
8.00%, 11/15/30	425	574,252
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	6,055	6,002,866
3.95%, 09/15/27 (Call 06/15/27)	1,545	1,473,297
4.90%, 12/01/21 (Call 09/01/21)	3,200	3,309,056
5.20%, 07/15/25 (Call 04/15/25)	1,050	1,078,613
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	2,905	2,799,548
3.85%, 02/15/23 (Call 11/15/22)	130	131,294
3.95%, 03/30/48 (Call 12/30/47)	70	64,900
4.38%, 05/15/47 (Call 11/15/46)	1,720	1,698,655
4.80%, 02/15/44 (Call 08/15/43)	1,130	1,190,986
5.25%, 02/15/43 (Call 08/15/42)	500	552,900
5.65%, 02/01/45 (Call 08/01/44)	1,452	1,679,717
5.80%, 02/01/42 (Call 08/01/41)	1,850	2,123,522
5.95%, 06/15/41 (Call 12/15/40)	1,905	2,237,232
6.25%, 12/15/40	500	591,600
ONE Gas Inc.
3.61%, 02/01/24 (Call 11/01/23)	483	485,826
4.66%, 02/01/44 (Call 08/01/43)	531	570,761
Piedmont Natural Gas Co. Inc.
3.64%, 11/01/46 (Call 05/01/46)	1,400	1,289,736
4.10%, 09/18/34 (Call 03/18/34)	910	898,898
4.65%, 08/01/43 (Call 02/01/43)	695	748,779
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	4,525	4,458,482
3.20%, 06/15/25 (Call 03/15/25)	400	394,608
4.13%, 06/01/48 (Call 12/01/47)	1,000	1,020,940
4.45%, 03/15/44 (Call 09/15/43)	1,490	1,583,512
Security	Par(000)	Value
Gas (continued)
5.13%, 11/15/40	$ 1,940	$ 2,264,969
Series KK, 5.75%, 11/15/35	50	60,550
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	3,000	2,810,880
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	1,800	1,690,704
3.25%, 06/15/26 (Call 03/15/26)	1,000	955,790
3.50%, 09/15/21 (Call 06/15/21)	975	974,591
3.95%, 10/01/46 (Call 04/01/46)	1,685	1,571,600
4.40%, 06/01/43 (Call 12/01/42)	1,205	1,208,085
4.40%, 05/30/47 (Call 11/30/46)	810	814,479
5.25%, 08/15/19	1,000	1,025,450
5.88%, 03/15/41 (Call 09/15/40)	3,080	3,652,695
6.00%, 10/01/34	15	17,351
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	1,500	1,495,905
3.80%, 09/29/46 (Call 03/29/46)	780	728,699
		81,275,273
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	4,910	4,879,951
3.88%, 02/15/22 (Call 11/15/21)	600	605,646
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	1,500	1,452,690
Stanley Black & Decker Inc.
2.90%, 11/01/22	300	296,079
3.40%, 12/01/21 (Call 09/01/21)	2,100	2,121,210
5.20%, 09/01/40	1,685	1,906,257
		11,261,833
Health Care - Products — 0.4%
Abbott Laboratories
2.00%, 03/15/20	2,550	2,511,010
2.35%, 11/22/19	3,067	3,046,236
2.55%, 03/15/22	3,064	2,979,863
2.80%, 09/15/20 (Call 08/15/20)	2,860	2,842,783
2.90%, 11/30/21 (Call 10/30/21)	8,675	8,580,703
2.95%, 03/15/25 (Call 12/15/24)	2,865	2,722,323
3.25%, 04/15/23 (Call 01/15/23)	415	410,560
3.40%, 11/30/23 (Call 09/30/23)	3,850	3,822,357
3.75%, 11/30/26 (Call 08/30/26)	7,054	6,980,356
3.88%, 09/15/25 (Call 06/15/25)	1,174	1,176,066
4.13%, 05/27/20	1,820	1,859,931
4.75%, 11/30/36 (Call 05/30/36)	7,578	8,022,904
4.75%, 04/15/43 (Call 10/15/42)	2,127	2,245,814
4.90%, 11/30/46 (Call 05/30/46)	7,500	8,124,750
5.30%, 05/27/40	2,520	2,827,894
6.00%, 04/01/39	1,545	1,854,649
6.15%, 11/30/37	1,290	1,574,793
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	1,800	1,714,986
2.60%, 08/15/26 (Call 05/15/26)	3,130	2,856,156
3.50%, 08/15/46 (Call 02/15/46)	2,730	2,354,680
6.25%, 12/01/37	500	608,645
Becton Dickinson and Co.
2.13%, 06/06/19	30	29,750
2.40%, 06/05/20	1,350	1,328,103
2.68%, 12/15/19	2,340	2,327,949
2.89%, 06/06/22 (Call 05/06/22)	2,795	2,716,181
3.13%, 11/08/21	3,621	3,589,570
3.25%, 11/12/20	3,471	3,460,101
3.36%, 06/06/24 (Call 04/06/24)	1,646	1,591,484

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Products (continued)
3.70%, 06/06/27 (Call 03/06/27)	$ 2,675	$ 2,551,094
3.73%, 12/15/24 (Call 09/15/24)	3,006	2,949,607
4.67%, 06/06/47 (Call 12/06/46)	4,575	4,524,904
4.69%, 12/15/44 (Call 06/15/44)	3,790	3,689,868
4.88%, 05/15/44 (Call 11/15/43)	460	451,021
5.00%, 11/12/40	3,347	3,456,179
6.00%, 05/15/39	525	578,015
Boston Scientific Corp.
2.85%, 05/15/20	1,715	1,704,161
3.85%, 05/15/25	3,585	3,575,464
4.00%, 03/01/28 (Call 12/01/27)	1,000	988,450
4.13%, 10/01/23 (Call 07/01/23)	775	792,794
6.00%, 01/15/20	2,659	2,775,836
7.00%, 11/15/35	355	459,665
7.38%, 01/15/40	1,240	1,674,211
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	4,846	4,841,832
4.20%, 06/15/20	800	821,160
6.55%, 10/15/37	250	325,160
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	247,910
3.35%, 09/15/25 (Call 06/15/25)	300	298,635
4.38%, 09/15/45 (Call 03/15/45)	3,030	3,205,558
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	2,967	3,076,126
6.00%, 03/01/20	1,551	1,622,532
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	2,496	2,455,415
Medtronic Inc.
2.50%, 03/15/20	3,906	3,887,876
2.75%, 04/01/23 (Call 01/01/23)	1,349	1,320,050
3.13%, 03/15/22 (Call 12/15/21)	882	881,189
3.15%, 03/15/22	5,015	5,013,044
3.50%, 03/15/25	19,565	19,540,348
3.63%, 03/15/24 (Call 12/15/23)	1,865	1,880,554
4.13%, 03/15/21 (Call 12/15/20)	1,825	1,873,764
4.38%, 03/15/35	5,352	5,617,941
4.50%, 03/15/42 (Call 09/15/41)	3,800	4,000,450
4.63%, 03/15/44 (Call 09/15/43)	2,636	2,836,494
4.63%, 03/15/45	9,665	10,443,709
5.55%, 03/15/40	640	758,720
6.50%, 03/15/39	943	1,245,250
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	2,465	2,438,107
3.38%, 05/15/24 (Call 02/15/24)	2,050	2,035,302
3.38%, 11/01/25 (Call 08/01/25)	2,251	2,213,048
3.50%, 03/15/26 (Call 12/15/25)	1,714	1,687,296
3.65%, 03/07/28 (Call 12/07/27)	1,500	1,490,070
4.10%, 04/01/43 (Call 10/01/42)	1,835	1,799,621
4.38%, 01/15/20	370	378,051
4.38%, 05/15/44 (Call 12/15/43)	1,380	1,394,297
4.63%, 03/15/46 (Call 09/15/45)	3,366	3,565,133
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	2,360	2,197,868
3.00%, 04/15/23 (Call 02/15/23)	1,105	1,078,767
3.15%, 01/15/23 (Call 10/15/22)	1,320	1,299,197
3.20%, 08/15/27 (Call 05/15/27)	2,885	2,714,612
3.60%, 08/15/21 (Call 05/15/21)	3,300	3,330,228
3.65%, 12/15/25 (Call 09/09/25)	1,675	1,653,058
4.10%, 08/15/47 (Call 02/15/47)	1,385	1,325,099
Security	Par(000)	Value
Health Care - Products (continued)
4.15%, 02/01/24 (Call 11/01/23)	$ 2,392	$ 2,439,266
4.50%, 03/01/21	515	533,772
4.70%, 05/01/20	200	206,276
5.30%, 02/01/44 (Call 08/01/43)	3,390	3,791,105
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	4,574	4,540,884
3.15%, 04/01/22 (Call 02/01/22)	350	345,622
3.38%, 11/30/21 (Call 08/30/21)	825	821,015
3.55%, 04/01/25 (Call 01/01/25)	3,815	3,673,082
3.70%, 03/19/23 (Call 02/19/23)	665	662,859
4.25%, 08/15/35 (Call 02/15/35)	1,058	1,000,730
5.75%, 11/30/39	90	101,593
		239,241,541
Health Care - Services — 0.4%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	2,990	2,894,200
2.80%, 06/15/23 (Call 04/15/23)	3,810	3,657,829
3.50%, 11/15/24 (Call 08/15/24)	1,411	1,380,029
3.88%, 08/15/47 (Call 02/15/47)	1,005	901,143
4.13%, 06/01/21 (Call 03/01/21)	2,050	2,092,435
4.13%, 11/15/42 (Call 05/15/42)	770	726,811
4.50%, 05/15/42 (Call 11/15/41)	1,850	1,841,250
4.75%, 03/15/44 (Call 09/15/43)	3,625	3,698,116
6.63%, 06/15/36	2,326	2,910,942
6.75%, 12/15/37	680	879,736
AHS Hospital Corp., 5.02%, 07/01/45	381	434,492
Anthem Inc.
2.25%, 08/15/19	4,420	4,386,010
2.50%, 11/21/20	520	512,200
3.13%, 05/15/22	5,090	5,014,413
3.30%, 01/15/23	6,990	6,910,663
3.35%, 12/01/24 (Call 10/01/24)	985	954,386
3.50%, 08/15/24 (Call 05/15/24)	2,340	2,289,011
3.65%, 12/01/27 (Call 09/01/27)	4,000	3,821,680
3.70%, 08/15/21 (Call 05/15/21)	500	505,150
4.10%, 03/01/28 (Call 12/01/27)	4,126	4,076,323
4.35%, 08/15/20	2,120	2,174,378
4.38%, 12/01/47 (Call 06/01/47)	460	430,965
4.63%, 05/15/42	7,450	7,283,939
4.65%, 01/15/43	1,386	1,356,367
4.65%, 08/15/44 (Call 02/15/44)	2,290	2,256,566
4.85%, 08/15/54 (Call 02/15/54)	1,300	1,272,947
5.10%, 01/15/44	1,345	1,402,109
Ascension Health
3.95%, 11/15/46	550	546,205
4.85%, 11/15/53	4,080	4,547,160
Baylor Scott & White Holdings, 4.19%, 11/15/45 (Call 05/15/45)	80	81,202
Catholic Health Initiatives
2.95%, 11/01/22	1,000	969,490
4.35%, 11/01/42	3,035	2,757,601
Children's Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	1,500	1,501,560
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	3,900	3,541,551
3.25%, 04/15/25 (Call 01/15/25)	4,520	4,289,164
3.88%, 10/15/47 (Call 04/15/47)	2,564	2,234,295
4.38%, 12/15/20 (Call 09/15/20)	390	398,947
4.50%, 03/15/21 (Call 12/15/20)	4,000	4,106,680
7.88%, 05/15/27	21	26,314

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Services (continued)
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	$ 2,105	$ 2,221,722
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	1,425	1,422,820
Dignity Health
2.64%, 11/01/19	410	407,417
5.27%, 11/01/64	580	593,497
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	1,036	1,019,756
Howard Hughes Medical Institute, 3.50%, 09/01/23	5,186	5,267,265
Humana Inc.
2.50%, 12/15/20	430	422,428
2.63%, 10/01/19	494	491,713
2.90%, 12/15/22 (Call 11/15/22)	1,590	1,551,061
3.15%, 12/01/22 (Call 09/01/22)	355	350,115
3.85%, 10/01/24 (Call 07/01/24)	1,745	1,744,319
3.95%, 03/15/27 (Call 12/15/26)	3,040	3,001,818
4.63%, 12/01/42 (Call 06/01/42)	1,480	1,474,731
4.80%, 03/15/47 (Call 09/14/46)	2,100	2,170,413
4.95%, 10/01/44 (Call 04/01/44)	3,145	3,293,664
8.15%, 06/15/38	30	41,913
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	310	302,427
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	2,000	1,923,220
3.50%, 04/01/22	600	604,332
4.15%, 05/01/47 (Call 11/01/46)	15	15,334
4.88%, 04/01/42	655	737,399
Laboratory Corp. of America Holdings
2.63%, 02/01/20	360	357,872
3.60%, 02/01/25 (Call 11/01/24)	1,606	1,577,028
3.60%, 09/01/27 (Call 06/01/27)	2,030	1,942,588
3.75%, 08/23/22 (Call 05/23/22)	600	604,590
4.00%, 11/01/23 (Call 08/01/23)	500	507,825
4.63%, 11/15/20 (Call 08/15/20)	2,600	2,678,598
4.70%, 02/01/45 (Call 08/01/44)	4,095	4,018,137
Mayo Clinic, Series 2016, 4.13%, 11/15/52	2,005	2,029,060
Memorial Sloan-Kettering Cancer Center
4.20%, 07/01/55	60	62,548
4.13%, 07/01/52	1,050	1,075,053
Mount Sinai Hospitals Group Inc., Series 2017, 3.98%, 07/01/48	703	663,041
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	3,100	3,065,528
4.06%, 08/01/56	250	235,720
Northwell Healthcare Inc.
4.26%, 11/01/47 (Call 11/01/46)	920	892,786
6.15%, 11/01/43	1,750	2,179,590
Orlando Health Obligated Group, 4.09%, 10/01/48 (Call 04/01/48)	288	288,907
Partners Healthcare System Inc., Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	915	840,263
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	766	741,634
Series I, 3.74%, 10/01/47	1,740	1,630,867
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	150	148,607
3.45%, 06/01/26 (Call 03/01/26)	600	574,404
3.50%, 03/30/25 (Call 12/30/24)	55	53,645
4.25%, 04/01/24 (Call 01/01/24)	2,750	2,813,607
Security	Par(000)	Value
Health Care - Services (continued)
4.70%, 04/01/21	$ 2,520	$ 2,610,292
4.70%, 03/30/45 (Call 09/30/44)	690	698,066
RWJ Barnabas Health Inc., 3.95%, 07/01/46 (Call 07/01/45)	600	580,644
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	776	755,413
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)	1,859	1,840,596
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	1,569	1,534,545
Texas Health Resources, 4.33%, 11/15/55	25	25,031
UnitedHealth Group Inc.
1.95%, 10/15/20	2,405	2,355,722
2.13%, 03/15/21	1,395	1,363,152
2.30%, 12/15/19	2,340	2,325,656
2.38%, 10/15/22	1,415	1,366,083
2.70%, 07/15/20	4,473	4,460,207
2.75%, 02/15/23 (Call 11/15/22)	3,404	3,326,048
2.88%, 12/15/21	2,000	1,985,540
2.88%, 03/15/22 (Call 12/15/21)	2,361	2,337,791
2.88%, 03/15/23	3,000	2,945,550
2.95%, 10/15/27	2,625	2,475,532
3.10%, 03/15/26	6,600	6,354,150
3.35%, 07/15/22	2,970	2,986,959
3.38%, 11/15/21 (Call 08/15/21)	2,620	2,644,916
3.38%, 04/15/27	2,050	2,003,834
3.45%, 01/15/27	2,200	2,163,634
3.75%, 07/15/25	10,043	10,100,145
3.75%, 10/15/47 (Call 04/15/47)	375	351,563
3.88%, 10/15/20 (Call 07/15/20)	750	765,248
3.95%, 10/15/42 (Call 04/15/42)	1,650	1,601,556
4.20%, 01/15/47 (Call 07/15/46)	3,175	3,194,018
4.25%, 03/15/43 (Call 09/15/42)	4,215	4,256,560
4.25%, 04/15/47 (Call 10/15/46)	2,167	2,197,815
4.38%, 03/15/42 (Call 09/15/41)	55	56,641
4.63%, 07/15/35	815	879,866
4.63%, 11/15/41 (Call 05/15/41)	2,536	2,715,802
4.70%, 02/15/21 (Call 11/15/20)	540	562,113
4.75%, 07/15/45	3,811	4,156,810
5.70%, 10/15/40 (Call 04/15/40)	1,275	1,556,278
5.80%, 03/15/36	515	624,077
5.95%, 02/15/41 (Call 08/15/40)	1,470	1,841,910
6.50%, 06/15/37	1,781	2,339,913
6.63%, 11/15/37	825	1,093,208
6.88%, 02/15/38	4,236	5,741,008
		242,277,413
Holding Companies - Diversified — 0.0%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	2,445	2,400,330
3.88%, 01/15/20 (Call 12/15/19)	1,800	1,810,674
4.25%, 03/01/25 (Call 01/01/25)	730	708,669
FS Investment Corp.
4.00%, 07/15/19	250	250,347
4.75%, 05/15/22 (Call 04/15/22)	940	939,662
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	2,925	3,035,097
Prospect Capital Corp.
5.00%, 07/15/19	1,600	1,622,448
5.88%, 03/15/23(b)	945	962,634
		11,729,861

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Home Builders — 0.0%
DR Horton Inc.
4.75%, 02/15/23 (Call 11/15/22)	$ 1,100	$ 1,147,014
5.75%, 08/15/23 (Call 05/15/23)	2,500	2,727,250
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	900	911,673
		4,785,937
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,329	1,262,337
3.80%, 11/15/24 (Call 08/15/24)	2,000	1,969,520
Whirlpool Corp.
3.70%, 03/01/23	1,600	1,599,216
3.70%, 05/01/25	1,100	1,084,182
4.50%, 06/01/46 (Call 12/01/45)	1,340	1,263,701
4.70%, 06/01/22	500	521,460
4.85%, 06/15/21	2,710	2,824,877
		10,525,293
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	500	496,545
2.45%, 08/01/22 (Call 07/01/22)	2,390	2,300,232
2.88%, 10/01/22	1,000	981,010
3.15%, 08/01/27 (Call 05/01/27)	1,645	1,532,860
3.95%, 08/01/47 (Call 02/01/47)	1,475	1,338,710
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	1,800	1,702,908
3.50%, 12/15/24 (Call 09/15/24)	1,100	1,101,529
3.80%, 11/15/21	1,800	1,839,780
3.90%, 05/15/28 (Call 02/15/28)	1,500	1,501,185
Kimberly-Clark Corp.
1.85%, 03/01/20	565	556,124
2.15%, 08/15/20	810	797,056
2.65%, 03/01/25	1,673	1,586,222
2.75%, 02/15/26	910	859,895
3.05%, 08/15/25	470	456,229
3.20%, 07/30/46 (Call 01/30/46)	2,625	2,291,100
3.70%, 06/01/43	50	47,228
3.88%, 03/01/21	750	766,335
3.90%, 05/04/47 (Call 11/04/46)	2,300	2,268,881
5.30%, 03/01/41	1,000	1,182,990
6.63%, 08/01/37	423	574,100
		24,180,919
Housewares — 0.0%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	720	717,134
3.15%, 04/01/21 (Call 03/01/21)	812	804,871
3.85%, 04/01/23 (Call 02/01/23)	1,609	1,602,033
3.90%, 11/01/25 (Call 08/01/25)	1,150	1,102,620
4.00%, 06/15/22 (Call 03/15/22)	2,600	2,609,230
4.00%, 12/01/24 (Call 09/01/24)	50	49,203
4.20%, 04/01/26 (Call 01/01/26)	3,690	3,618,967
5.38%, 04/01/36 (Call 10/01/35)	255	259,623
5.50%, 04/01/46 (Call 10/01/45)	7,155	7,253,811
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	3,278	3,369,686
		21,387,178
Insurance — 0.8%
ACE Capital Trust II, 9.70%, 04/01/30	500	711,005
Security	Par(000)	Value
Insurance (continued)
Aflac Inc.
2.40%, 03/16/20	$ 400	$ 395,996
3.25%, 03/17/25	5,000	4,884,450
3.63%, 06/15/23	300	303,012
3.63%, 11/15/24	1,725	1,725,259
4.00%, 02/15/22	800	819,912
4.00%, 10/15/46 (Call 04/15/46)	855	815,918
6.45%, 08/15/40	50	62,178
Alleghany Corp.
4.90%, 09/15/44 (Call 03/15/44)	860	886,024
4.95%, 06/27/22	1,870	1,971,672
5.63%, 09/15/20	1,500	1,575,210
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,000	981,320
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)	2,310	2,238,275
4.20%, 12/15/46 (Call 06/15/46)	1,065	1,064,137
4.50%, 06/15/43	2,411	2,514,456
5.35%, 06/01/33	1,097	1,232,765
5.55%, 05/09/35	3,859	4,487,091
5.75%, 08/15/53 (Call 08/15/23)(a)(e)	3,590	3,729,723
5.95%, 04/01/36	38	45,637
6.50%, 05/15/67 (Call 05/15/37)(a)(e)	2,370	2,668,904
Alterra Finance LLC, 6.25%, 09/30/20	1,525	1,618,132
American Financial Group Inc./OH
3.50%, 08/15/26 (Call 05/15/26)	1,600	1,513,264
4.50%, 06/15/47 (Call 12/15/46)	1,600	1,551,760
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	2,545	2,530,035
3.30%, 03/01/21 (Call 02/01/21)	5,835	5,840,018
3.38%, 08/15/20	3,650	3,666,790
3.75%, 07/10/25 (Call 04/10/25)	2,056	2,006,594
3.88%, 01/15/35 (Call 07/15/34)	4,790	4,354,637
3.90%, 04/01/26 (Call 01/01/26)	4,320	4,219,646
4.13%, 02/15/24	3,229	3,264,390
4.20%, 04/01/28 (Call 01/01/28)	605	600,214
4.38%, 01/15/55 (Call 07/15/54)	2,748	2,440,884
4.50%, 07/16/44 (Call 01/16/44)	6,963	6,656,001
4.70%, 07/10/35 (Call 01/10/35)	1,125	1,124,899
4.80%, 07/10/45 (Call 01/10/45)	3,375	3,367,575
4.88%, 06/01/22	4,344	4,563,111
6.25%, 05/01/36	2,750	3,215,630
6.40%, 12/15/20	580	624,817
8.18%, 05/15/68 (Call 05/15/38)(a)(e)	2,700	3,417,498
Aon Corp.
5.00%, 09/30/20	1,600	1,660,160
8.21%, 01/01/27	140	173,198
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	870	857,750
3.50%, 06/14/24 (Call 03/01/24)	6,467	6,356,673
3.88%, 12/15/25 (Call 09/15/25)	2,235	2,213,231
4.00%, 11/27/23 (Call 08/27/23)	1,825	1,852,685
4.25%, 12/12/42	1,120	1,039,237
4.45%, 05/24/43 (Call 02/24/43)	25	23,649
4.60%, 06/14/44 (Call 03/14/44)	1,160	1,147,333
4.75%, 05/15/45 (Call 11/15/44)	655	657,214
Arch Capital Finance LLC
4.01%, 12/15/26 (Call 09/15/26)	588	582,867
5.03%, 12/15/46 (Call 06/15/46)	600	643,164
Arch Capital Group Ltd., 7.35%, 05/01/34	25	32,619

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Insurance (continued)
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	$ 912	$ 991,499
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	3,250	3,334,630
6.00%, 12/15/20	675	712,226
Assurant Inc.
4.00%, 03/15/23	4,340	4,309,012
6.75%, 02/15/34	725	856,812
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(b)	1,158	1,213,364
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	1,745	1,641,644
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)(d)	5,000	4,897,850
AXA SA, 8.60%, 12/15/30	2,943	3,923,666
AXIS Specialty Finance LLC, 5.88%, 06/01/20	180	188,627
AXIS Specialty Finance PLC
4.00%, 12/06/27 (Call 09/06/27)	2,000	1,903,940
5.15%, 04/01/45	315	310,952
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	1,462	1,441,181
2.90%, 10/15/20	200	201,288
3.00%, 05/15/22	3,925	3,931,005
4.25%, 01/15/21	5,655	5,862,256
4.30%, 05/15/43(b)	590	607,275
4.40%, 05/15/42	2,380	2,478,008
5.75%, 01/15/40	1,810	2,199,313
Berkshire Hathaway Inc.
2.10%, 08/14/19	4,165	4,145,674
2.20%, 03/15/21 (Call 02/15/21)	1,010	997,284
2.75%, 03/15/23 (Call 01/15/23)	3,550	3,489,827
3.13%, 03/15/26 (Call 12/15/25)	4,260	4,130,752
3.40%, 01/31/22	50	50,950
3.75%, 08/15/21(b)	200	205,754
4.50%, 02/11/43	2,792	2,964,043
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	4,105	3,745,484
4.70%, 06/22/47 (Call 12/22/46)	2,715	2,381,625
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	315	317,939
Chubb Corp. (The), 6.00%, 05/11/37	3,165	3,931,088
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	565	556,497
2.88%, 11/03/22 (Call 09/03/22)	920	906,807
3.15%, 03/15/25	1,775	1,730,146
3.35%, 05/03/26 (Call 02/03/26)	1,085	1,062,671
4.15%, 03/13/43	2,165	2,174,764
4.35%, 11/03/45 (Call 05/03/45)	6,675	6,938,462
5.90%, 06/15/19	2,000	2,062,220
6.70%, 05/15/36	15	19,843
Cincinnati Financial Corp., 6.92%, 05/15/28	125	153,898
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	1,155	1,088,518
3.95%, 05/15/24 (Call 02/15/24)	2,350	2,356,698
4.50%, 03/01/26 (Call 12/01/25)	3,668	3,756,215
5.75%, 08/15/21	150	160,053
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	86	86,827
Fidelity National Financial Inc., 5.50%, 09/01/22	2,663	2,854,869
First American Financial Corp., 4.60%, 11/15/24	1,000	1,011,460
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	501	487,102
5.13%, 04/15/22	2,785	2,958,366
5.50%, 03/30/20	126	131,287
Security	Par(000)	Value
Insurance (continued)
5.95%, 10/15/36	$ 1,104	$ 1,305,414
6.10%, 10/01/41	1,355	1,656,000
6.63%, 03/30/40	815	1,043,110
Lincoln National Corp.
3.35%, 03/09/25	845	813,693
3.63%, 12/12/26 (Call 09/15/26)	2,945	2,839,775
3.80%, 03/01/28 (Call 12/01/27)	150	145,161
4.20%, 03/15/22	4,310	4,423,094
4.35%, 03/01/48 (Call 09/01/47)	250	237,958
4.85%, 06/24/21	350	365,309
6.15%, 04/07/36	118	137,105
6.30%, 10/09/37	40	48,290
7.00%, 06/15/40	1,425	1,847,712
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	2,100	2,027,340
3.75%, 04/01/26 (Call 01/01/26)	2,065	2,055,852
4.13%, 05/15/43 (Call 11/15/42)	1,825	1,730,356
Manulife Financial Corp.
4.15%, 03/04/26	10,100	10,167,670
4.90%, 09/17/20	275	284,917
5.38%, 03/04/46	3,350	3,838,832
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	1,770	1,673,924
4.30%, 11/01/47 (Call 05/01/47)	975	908,827
4.90%, 07/01/22	1,608	1,687,371
5.00%, 03/30/43	10	10,256
5.00%, 04/05/46	1,460	1,539,103
5.35%, 06/01/21	365	384,265
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	1,605	1,594,872
2.35%, 03/06/20 (Call 02/06/20)	2,475	2,446,241
2.75%, 01/30/22 (Call 12/30/21)	930	911,837
3.30%, 03/14/23 (Call 01/14/23)	1,474	1,459,702
3.50%, 06/03/24 (Call 03/03/24)	1,370	1,356,163
3.50%, 03/10/25 (Call 12/10/24)	393	386,126
3.75%, 03/14/26 (Call 12/14/25)	1,422	1,413,994
4.20%, 03/01/48 (Call 09/01/47)	1,620	1,590,435
4.35%, 01/30/47 (Call 07/30/46)	355	355,298
4.80%, 07/15/21 (Call 04/15/21)	60	62,699
5.88%, 08/01/33	260	305,430
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	725	706,005
MetLife Inc.
3.00%, 03/01/25	2,058	1,966,584
3.05%, 12/15/22	625	617,594
3.60%, 04/10/24	6,569	6,570,905
3.60%, 11/13/25 (Call 08/13/25)	1,200	1,187,784
4.05%, 03/01/45	2,485	2,362,688
4.13%, 08/13/42	625	601,325
4.60%, 05/13/46 (Call 12/13/45)	1,085	1,121,120
4.72%, 12/15/44	3,068	3,223,824
4.75%, 02/08/21	3,354	3,486,651
4.88%, 11/13/43	2,150	2,297,619
5.70%, 06/15/35	1,960	2,275,050
5.88%, 02/06/41	5,445	6,517,992
6.40%, 12/15/66 (Call 12/15/31)	4,427	4,767,171
6.50%, 12/15/32	655	822,785
10.75%, 08/01/69 (Call 08/01/39)	1,365	2,121,265
Series D, 4.37%, 09/15/23	1,889	1,967,129

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Insurance (continued)
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	$ 1,850	$ 1,789,431
4.88%, 10/01/24 (Call 09/01/24)	2,650	2,759,207
PartnerRe Finance B LLC, 5.50%, 06/01/20	1,636	1,698,970
Primerica Inc., 4.75%, 07/15/22	3,700	3,854,697
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	915	861,564
3.30%, 09/15/22	528	525,196
3.40%, 05/15/25 (Call 02/15/25)	1,555	1,515,099
4.30%, 11/15/46 (Call 05/15/46)	505	493,289
4.35%, 05/15/43	800	792,536
4.63%, 09/15/42	15	15,407
4.70%, 05/15/55 (Call 05/15/20)(a)(e)	1,000	1,000,760
6.05%, 10/15/36	2,160	2,601,569
Progressive Corp. (The)
2.45%, 01/15/27	3,225	2,934,750
3.70%, 01/26/45	100	93,005
3.75%, 08/23/21	1,505	1,532,466
4.13%, 04/15/47 (Call 10/15/46)	3,675	3,649,936
4.20%, 03/15/48 (Call 09/15/47)	250	251,380
4.35%, 04/25/44	1,525	1,556,568
6.25%, 12/01/32	210	255,725
6.63%, 03/01/29	35	42,701
Protective Life Corp., 8.45%, 10/15/39	525	782,502
Prudential Financial Inc.
2.35%, 08/15/19	183	182,085
3.50%, 05/15/24	3,475	3,482,471
3.88%, 03/27/28 (Call 12/27/27)	1,000	998,150
3.91%, 12/07/47 (Call 06/07/47)	3,013	2,787,236
3.94%, 12/07/49 (Call 06/07/49)	8,623	7,968,687
4.42%, 03/27/48 (Call 09/27/47)	755	763,441
4.50%, 11/16/21	1,894	1,971,446
4.50%, 09/15/47 (Call 09/15/27)(a)(e)	710	664,084
4.60%, 05/15/44	2,205	2,282,726
5.20%, 03/15/44 (Call 03/15/24)(a)(e)	3,150	3,152,898
5.38%, 06/21/20	914	956,291
5.38%, 05/15/45 (Call 05/15/25)(a)(e)	1,775	1,781,550
5.63%, 06/15/43 (Call 06/15/23)(a)(e)	5,825	6,060,796
5.70%, 12/14/36	168	199,045
5.88%, 09/15/42 (Call 09/15/22)(a)(b)(e)	2,108	2,237,052
6.63%, 06/21/40	15	19,541
7.38%, 06/15/19	2,975	3,113,100
Series D, 6.63%, 12/01/37	20	25,869
Reinsurance Group of America Inc., 5.00%, 06/01/21	5,750	6,004,610
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	1,170	1,105,931
Sompo International Holdings Ltd.
4.70%, 10/15/22	3,020	3,104,107
7.00%, 07/15/34	220	267,199
Swiss Re America Holding Corp., 7.00%, 02/15/26	510	597,256
Transatlantic Holdings Inc., 8.00%, 11/30/39	1,600	2,198,592
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	1,000	935,090
3.90%, 11/01/20	2,908	2,970,958
4.00%, 05/30/47 (Call 11/30/46)	2,320	2,262,696
4.05%, 03/07/48 (Call 09/07/47)	500	490,405
4.30%, 08/25/45 (Call 02/25/45)	2,675	2,740,778
4.60%, 08/01/43	295	316,007
5.35%, 11/01/40	4,270	5,032,835
6.25%, 06/15/37	1,345	1,712,198
Security	Par(000)	Value
Insurance (continued)
Travelers Property Casualty Corp., 6.38%, 03/15/33	$ 26	$ 32,547
Trinity Acquisition PLC
3.50%, 09/15/21 (Call 08/15/21)	300	299,322
4.40%, 03/15/26 (Call 12/15/25)	300	299,622
4.63%, 08/15/23	1,500	1,542,405
6.13%, 08/15/43	1,000	1,172,130
Unum Group
3.00%, 05/15/21 (Call 04/15/21)	500	494,480
3.88%, 11/05/25(b)	75	72,946
4.00%, 03/15/24	4,060	4,075,753
5.75%, 08/15/42	925	1,012,144
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	2,600	2,469,350
3.65%, 06/15/26	1,775	1,695,888
4.80%, 06/15/46	1,585	1,581,053
5.70%, 07/15/43	850	952,663
Willis Towers Watson PLC, 5.75%, 03/15/21	1,470	1,553,143
WR Berkley Corp.
4.63%, 03/15/22	1,650	1,714,845
4.75%, 08/01/44	380	384,849
5.38%, 09/15/20	1,000	1,045,840
6.25%, 02/15/37	35	41,643
7.38%, 09/15/19	200	210,732
XLIT Ltd.
4.45%, 03/31/25	2,000	1,991,520
5.25%, 12/15/43	200	217,478
5.50%, 03/31/45	3,470	3,681,184
5.75%, 10/01/21	1,620	1,733,902
6.25%, 05/15/27	375	426,210
6.38%, 11/15/24	1,790	2,031,972
		428,583,421
Internet — 0.3%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	4,610	4,582,202
2.80%, 06/06/23 (Call 05/06/23)	770	744,967
3.13%, 11/28/21 (Call 09/28/21)	1,091	1,084,487
3.40%, 12/06/27 (Call 09/06/27)	6,750	6,411,082
3.60%, 11/28/24 (Call 08/28/24)(b)	4,699	4,648,110
4.00%, 12/06/37 (Call 06/06/37)	2,155	2,041,733
4.20%, 12/06/47 (Call 06/06/47)	2,155	2,052,961
4.40%, 12/06/57 (Call 06/06/57)	665	629,070
4.50%, 11/28/34 (Call 05/28/34)(b)	3,017	3,067,173
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	2,637	2,376,807
3.38%, 02/25/24	4,825	4,877,255
3.63%, 05/19/21	2,561	2,625,640
Amazon.com Inc.
1.90%, 08/21/20(d)	3,050	2,991,348
2.40%, 02/22/23 (Call 01/22/23)(d)	13,975	13,481,822
2.50%, 11/29/22 (Call 08/29/22)	4,255	4,154,454
2.60%, 12/05/19 (Call 11/05/19)	4,496	4,501,530
2.80%, 08/22/24 (Call 06/22/24)(d)	2,018	1,954,534
3.15%, 08/22/27 (Call 05/22/27)(d)	9,385	9,072,479
3.30%, 12/05/21 (Call 10/05/21)(b)	2,035	2,060,478
3.80%, 12/05/24 (Call 09/05/24)	4,560	4,682,117
3.88%, 08/22/37 (Call 02/22/37)(d)	5,549	5,543,673
4.05%, 08/22/47 (Call 02/22/47)(d)	4,090	4,089,305
4.25%, 08/22/57 (Call 02/22/57)(d)	1,250	1,257,025
4.80%, 12/05/34 (Call 06/05/34)	4,100	4,569,450

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Internet (continued)
4.95%, 12/05/44 (Call 06/05/44)	$ 4,806	$ 5,474,130
5.20%, 12/03/25 (Call 09/03/25)	1,154	1,280,421
Baidu Inc.
2.75%, 06/09/19	3,309	3,298,643
3.50%, 11/28/22	650	644,053
3.88%, 09/29/23 (Call 08/29/23)	800	802,368
4.13%, 06/30/25(b)	6,900	6,912,144
4.38%, 03/29/28 (Call 12/29/27)	970	977,488
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	1,665	1,603,562
3.55%, 03/15/28 (Call 12/15/27)	1,900	1,813,968
3.60%, 06/01/26 (Call 03/01/26)	1,700	1,650,326
3.65%, 03/15/25 (Call 12/15/24)	1,330	1,308,241
eBay Inc.
2.15%, 06/05/20	2,550	2,503,590
2.20%, 08/01/19 (Call 07/01/19)	2,150	2,134,498
2.60%, 07/15/22 (Call 04/15/22)	1,220	1,180,435
2.75%, 01/30/23 (Call 12/30/22)	2,856	2,761,895
2.88%, 08/01/21 (Call 06/01/21)	407	402,539
3.25%, 10/15/20 (Call 07/15/20)	1,630	1,636,455
3.45%, 08/01/24 (Call 05/01/24)	4,285	4,207,870
3.60%, 06/05/27 (Call 03/05/27)	2,418	2,296,254
3.80%, 03/09/22 (Call 02/09/22)	1,359	1,378,026
4.00%, 07/15/42 (Call 01/15/42)	3,128	2,761,492
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	1,581	1,447,848
4.50%, 08/15/24 (Call 05/15/24)	1,090	1,095,930
5.00%, 02/15/26 (Call 11/15/25)	1,764	1,803,902
5.95%, 08/15/20	2,941	3,098,108
JD.com Inc.
3.13%, 04/29/21	500	489,270
3.88%, 04/29/26	410	391,214
		148,854,372
Iron & Steel — 0.1%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	2,450	2,512,990
5.20%, 08/01/43 (Call 02/01/43)	1,335	1,514,811
6.40%, 12/01/37	425	541,004
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	2,970	3,052,863
Vale Overseas Ltd.
4.38%, 01/11/22	1,449	1,456,288
6.25%, 08/10/26	1,295	1,403,651
6.88%, 11/21/36	6,122	6,886,515
6.88%, 11/10/39	5,952	6,768,733
8.25%, 01/17/34	1,615	2,025,436
Vale SA, 5.63%, 09/11/42	4,680	4,701,809
		30,864,100
Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	2,363	2,414,041
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	2,555	2,498,330
4.63%, 07/28/45 (Call 01/28/45)	2,305	2,265,008
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	515	506,430
3.70%, 03/15/28 (Call 12/15/27)	1,435	1,351,297
5.25%, 11/15/22	1,324	1,405,016
		10,440,122
Security	Par(000)	Value
Lodging — 0.1%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	$ 2,115	$ 2,094,759
4.85%, 03/15/26 (Call 12/15/25)	5,000	5,178,650
5.38%, 08/15/21 (Call 05/15/21)	1,075	1,130,728
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	305	293,300
2.88%, 03/01/21 (Call 02/01/21)	815	806,630
3.13%, 02/15/23 (Call 11/15/22)	1,250	1,225,238
3.25%, 09/15/22 (Call 06/15/22)	1,800	1,778,472
3.38%, 10/15/20 (Call 07/15/20)	100	100,429
3.75%, 03/15/25 (Call 12/15/24)	1,000	988,550
3.75%, 10/01/25 (Call 07/01/25)	1,875	1,840,781
4.50%, 10/01/34 (Call 04/01/34)	840	829,836
Series N, 3.13%, 10/15/21 (Call 07/15/21)	1,680	1,665,720
Series R, 3.13%, 06/15/26 (Call 03/15/26)	909	848,542
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	975	923,335
4.15%, 04/01/24 (Call 02/01/24)	250	247,663
4.25%, 03/01/22 (Call 12/01/21)	3,388	3,383,291
4.50%, 04/01/27 (Call 01/01/27)	500	495,630
5.10%, 10/01/25 (Call 07/01/25)	2,655	2,747,102
5.63%, 03/01/21	725	756,414
		27,335,070
Machinery — 0.3%
ABB Finance USA Inc.
2.80%, 04/03/20	550	550,082
2.88%, 05/08/22	3,665	3,629,743
3.38%, 04/03/23 (Call 03/03/23)	1,250	1,252,162
3.80%, 04/03/28 (Call 01/03/28)	1,910	1,937,122
4.38%, 05/08/42	1,365	1,393,829
Caterpillar Financial Services Corp.
1.70%, 08/09/21	2,060	1,974,695
1.93%, 10/01/21	100	96,246
2.00%, 11/29/19	450	445,617
2.00%, 03/05/20	1,900	1,874,198
2.10%, 06/09/19	3,700	3,681,426
2.10%, 01/10/20	2,030	2,010,309
2.25%, 12/01/19	850	843,948
2.40%, 06/06/22	2,100	2,039,310
2.40%, 08/09/26	1,875	1,720,762
2.50%, 11/13/20(b)	900	888,408
2.55%, 11/29/22	3,091	3,002,072
2.63%, 03/01/23	750	728,032
2.85%, 06/01/22	675	666,961
2.90%, 03/15/21	1,000	996,620
3.25%, 12/01/24	1,758	1,738,662
3.30%, 06/09/24	3,500	3,479,420
3.45%, 05/15/23	3,500	3,517,080
3.75%, 11/24/23	1,263	1,287,389
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	4,760	4,652,852
3.40%, 05/15/24 (Call 02/15/24)	5,753	5,763,931
3.80%, 08/15/42	2,575	2,500,299
3.90%, 05/27/21	2,221	2,283,299
4.30%, 05/15/44 (Call 11/15/43)	1,845	1,938,892
4.75%, 05/15/64 (Call 11/15/63)	5	5,350
5.20%, 05/27/41	3,036	3,555,490
5.30%, 09/15/35	225	263,628
6.05%, 08/15/36	525	664,928

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Machinery (continued)
CNH Industrial Capital LLC
3.38%, 07/15/19	$ 500	$ 501,115
3.88%, 10/15/21	350	351,103
4.38%, 11/06/20	305	311,192
4.38%, 04/05/22	980	997,581
4.88%, 04/01/21	1,230	1,269,372
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	1,625	1,535,950
4.50%, 08/15/23	400	407,528
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	2,000	2,049,060
4.88%, 10/01/43 (Call 04/01/43)	350	391,419
7.13%, 03/01/28	18	22,473
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	4,458	4,366,299
3.90%, 06/09/42 (Call 12/09/41)	3,062	3,048,037
4.38%, 10/16/19	1,961	2,002,789
5.38%, 10/16/29	440	504,350
7.13%, 03/03/31	25	32,684
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	2,100	2,091,180
John Deere Capital Corp.
1.25%, 10/09/19	2,200	2,157,716
1.70%, 01/15/20	375	368,663
1.95%, 06/22/20	2,000	1,965,260
2.05%, 03/10/20	2,550	2,517,513
2.15%, 09/08/22	1,320	1,265,128
2.20%, 03/13/20	1,505	1,489,122
2.30%, 09/16/19	2,888	2,875,495
2.35%, 01/08/21	1,525	1,503,848
2.38%, 07/14/20	720	712,606
2.55%, 01/08/21	510	505,354
2.65%, 01/06/22	3,795	3,742,325
2.65%, 06/24/24	2,295	2,200,698
2.65%, 06/10/26	2,525	2,360,471
2.70%, 01/06/23	635	620,605
2.75%, 03/15/22	175	172,321
2.80%, 03/04/21	4,084	4,063,539
2.80%, 03/06/23	3,850	3,773,077
2.80%, 09/08/27	1,775	1,662,642
2.88%, 03/12/21	200	199,444
3.05%, 01/06/28	355	338,780
3.15%, 10/15/21	4,065	4,080,040
3.35%, 06/12/24	3,055	3,045,927
3.45%, 03/13/25	1,590	1,587,011
3.90%, 07/12/21	3,360	3,443,866
Series 0014, 2.45%, 09/11/20	835	826,892
Nvent Finance Sarl
3.95%, 04/15/23 (Call 03/15/23)(d)	550	546,771
4.55%, 04/15/28 (Call 01/15/28)(d)	1,000	986,450
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,000	1,009,770
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	1,670	1,646,804
2.88%, 03/01/25 (Call 12/01/24)	910	869,660
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	450	441,959
3.00%, 12/15/20 (Call 11/15/20)	2,600	2,589,860
3.13%, 11/15/22 (Call 08/15/22)	1,765	1,741,984
3.80%, 12/15/26 (Call 09/15/26)	1,455	1,428,548
3.85%, 12/15/25 (Call 09/15/25)	850	844,186
6.25%, 09/01/19	375	390,143
Security	Par(000)	Value
Machinery (continued)
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	$ 1,325	$ 1,229,388
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)	470	448,474
4.38%, 11/01/46 (Call 05/01/46)	110	108,301
4.88%, 10/01/21	557	583,658
		143,609,193
Manufacturing — 0.3%
3M Co.
1.63%, 06/15/19	950	941,431
1.63%, 09/19/21 (Call 08/19/21)	1,326	1,275,665
2.00%, 08/07/20	1,550	1,528,533
2.00%, 06/26/22	7,626	7,362,750
2.25%, 03/15/23 (Call 02/15/23)	2,675	2,585,361
2.25%, 09/19/26 (Call 06/19/26)	1,150	1,046,903
2.88%, 10/15/27 (Call 07/15/27)	1,900	1,806,083
3.00%, 08/07/25	1,625	1,601,064
3.13%, 09/19/46 (Call 03/19/46)	1,760	1,528,965
3.63%, 10/15/47 (Call 04/15/47)	325	310,447
3.88%, 06/15/44	2,175	2,157,361
5.70%, 03/15/37	775	955,722
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	425	410,996
3.75%, 11/15/22 (Call 08/15/22)	1,990	1,999,532
3.75%, 12/01/27 (Call 09/01/27)	2,445	2,335,440
Crane Co.
4.20%, 03/15/48 (Call 09/15/47)	75	71,640
4.45%, 12/15/23 (Call 09/15/23)	1,000	1,039,030
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)	1,000	965,150
4.30%, 03/01/21 (Call 12/01/20)	2,250	2,316,308
5.38%, 03/01/41 (Call 12/01/40)	1,160	1,332,875
Eaton Corp.
2.75%, 11/02/22	5,637	5,497,428
3.10%, 09/15/27 (Call 06/15/27)	1,380	1,289,748
3.92%, 09/15/47 (Call 02/15/47)	1,225	1,144,101
4.00%, 11/02/32	3,665	3,645,172
4.15%, 11/02/42	2,649	2,594,245
General Electric Co.
2.10%, 12/11/19	2,500	2,470,675
2.20%, 01/09/20 (Call 12/09/19)	2,958	2,930,224
2.70%, 10/09/22	8,190	7,962,727
3.10%, 01/09/23	4,220	4,160,625
3.15%, 09/07/22	2,134	2,108,776
3.38%, 03/11/24	4,275	4,203,778
3.45%, 05/15/24 (Call 02/13/24)	2,084	2,050,823
4.13%, 10/09/42	6,006	5,525,760
4.38%, 09/16/20	2,075	2,134,905
4.50%, 03/11/44	8,466	8,222,941
4.63%, 01/07/21	5,136	5,319,920
4.65%, 10/17/21	5,839	6,096,033
5.30%, 02/11/21	2,844	2,985,688
5.50%, 01/08/20	1,612	1,676,045
5.55%, 05/04/20	309	323,285
5.88%, 01/14/38	10,950	12,518,368
6.00%, 08/07/19	999	1,037,022
6.15%, 08/07/37	2,997	3,518,418
6.88%, 01/10/39	1,782	2,273,422
Series A, 6.75%, 03/15/32	14,223	17,584,606
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	2,500	2,455,375

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Manufacturing (continued)
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	$ 7,075	$ 6,575,080
3.38%, 09/15/21 (Call 06/15/21)	1,350	1,361,367
3.50%, 03/01/24 (Call 12/01/23)	3,299	3,338,786
3.90%, 09/01/42 (Call 03/01/42)	628	624,948
4.88%, 09/15/41 (Call 03/15/41)	1,760	1,997,600
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	1,000	993,850
3.75%, 08/21/28 (Call 05/21/28)	1,075	1,053,651
4.25%, 06/15/23	4,424	4,570,611
5.75%, 06/15/43	150	175,290
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	205	203,415
3.55%, 11/01/24 (Call 08/01/24)	820	812,661
4.65%, 11/01/44 (Call 05/01/44)	250	256,555
Pall Corp., 5.00%, 06/15/20	750	781,320
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	1,452	1,408,716
3.30%, 11/21/24 (Call 08/21/24)	287	284,190
4.10%, 03/01/47 (Call 09/01/46)	1,415	1,415,594
4.20%, 11/21/34 (Call 05/21/34)	4,700	4,834,373
4.45%, 11/21/44 (Call 05/21/44)	440	463,989
Series A, 6.25%, 05/15/38	25	31,989
Textron Inc.
3.65%, 03/01/21	1,180	1,191,647
3.65%, 03/15/27 (Call 12/15/26)	2,030	1,949,450
3.88%, 03/01/25 (Call 12/01/24)	780	774,056
4.00%, 03/15/26 (Call 12/15/25)	2,450	2,435,741
5.95%, 09/21/21 (Call 06/21/21)	1,015	1,085,888
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	1,600	1,552,864
		185,474,997
Media — 0.9%
21st Century Fox America Inc.
3.00%, 09/15/22	4,471	4,392,713
3.38%, 11/15/26 (Call 08/15/26)	2,490	2,412,163
3.70%, 09/15/24 (Call 06/15/24)	200	200,222
3.70%, 10/15/25 (Call 07/15/25)	2,820	2,804,659
4.00%, 10/01/23	1,300	1,324,245
4.50%, 02/15/21	450	465,597
4.75%, 09/15/44 (Call 03/15/44)	1,585	1,668,720
4.75%, 11/15/46 (Call 05/15/46)	2,055	2,172,895
4.95%, 10/15/45 (Call 04/15/45)	926	1,003,034
5.40%, 10/01/43	2,600	2,969,928
5.65%, 08/15/20	275	290,034
6.15%, 03/01/37	1,000	1,213,700
6.15%, 02/15/41	3,558	4,341,223
6.20%, 12/15/34	5,103	6,141,103
6.40%, 12/15/35	2,191	2,708,689
6.55%, 03/15/33	2,125	2,642,161
6.65%, 11/15/37	4,350	5,537,245
6.90%, 08/15/39	650	851,156
7.70%, 10/30/25	10	12,116
7.75%, 12/01/45	1,557	2,326,111
7.85%, 03/01/39	2,490	3,538,390
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	1,000	992,660
2.50%, 02/15/23 (Call 01/15/23)	3,093	2,919,545
2.90%, 01/15/27 (Call 10/15/26)	1,365	1,217,020
3.38%, 03/01/22 (Call 12/01/21)	2,525	2,502,376
3.38%, 02/15/28 (Call 12/15/27)(b)	5,730	5,240,887
Security	Par(000)	Value
Media (continued)
3.50%, 01/15/25 (Call 10/15/24)	$ 2,250	$ 2,152,710
3.70%, 08/15/24 (Call 05/15/24)	3,650	3,569,225
3.70%, 06/01/28 (Call 03/01/28)(d)	200	187,600
4.00%, 01/15/26 (Call 10/15/25)	1,940	1,900,017
4.30%, 02/15/21 (Call 11/15/20)	850	871,055
4.60%, 01/15/45 (Call 07/15/44)	2,060	1,930,941
4.85%, 07/01/42 (Call 01/01/42)	1,182	1,138,266
4.90%, 08/15/44 (Call 02/15/44)	2,579	2,496,601
5.50%, 05/15/33	1,330	1,405,291
5.90%, 10/15/40 (Call 04/15/40)	750	826,223
7.88%, 07/30/30	1,958	2,460,286
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	2,907	2,912,494
3.75%, 02/15/28 (Call 11/15/27)	6,520	5,934,569
4.20%, 03/15/28 (Call 12/15/27)	1,250	1,176,513
4.46%, 07/23/22 (Call 05/23/22)	10,150	10,352,898
4.91%, 07/23/25 (Call 04/23/25)	7,436	7,587,694
5.38%, 04/01/38 (Call 10/01/37)	500	485,215
5.38%, 05/01/47 (Call 11/01/46)	3,700	3,443,701
6.38%, 10/23/35 (Call 04/23/35)	6,501	6,939,948
6.48%, 10/23/45 (Call 04/23/45)	10,680	11,388,191
6.83%, 10/23/55 (Call 04/23/55)	4,555	4,989,547
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	2,832	3,517,486
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	1,345	1,268,967
2.35%, 01/15/27 (Call 10/15/26)	8,995	7,912,812
2.75%, 03/01/23 (Call 02/01/23)	4,050	3,916,026
2.85%, 01/15/23	1,640	1,595,802
3.00%, 02/01/24 (Call 01/01/24)	1,445	1,394,093
3.13%, 07/15/22	2,775	2,739,924
3.15%, 03/01/26 (Call 12/01/25)	5,868	5,536,223
3.15%, 02/15/28 (Call 11/15/27)	2,610	2,420,749
3.20%, 07/15/36 (Call 01/15/36)	4,011	3,395,512
3.30%, 02/01/27 (Call 11/01/26)	2,097	1,981,665
3.38%, 02/15/25 (Call 11/15/24)	1,928	1,872,531
3.38%, 08/15/25 (Call 05/15/25)	2,760	2,667,402
3.40%, 07/15/46 (Call 01/15/46)	4,462	3,630,729
3.55%, 05/01/28 (Call 02/01/28)(b)	1,000	957,760
3.60%, 03/01/24	7,150	7,122,186
3.90%, 03/01/38 (Call 09/01/37)	1,285	1,178,859
3.97%, 11/01/47 (Call 05/01/47)	6,825	6,027,499
4.00%, 08/15/47 (Call 02/15/47)	1,624	1,447,926
4.00%, 03/01/48 (Call 09/01/47)	863	771,746
4.00%, 11/01/49 (Call 05/01/49)	9,855	8,690,435
4.05%, 11/01/52 (Call 05/01/52)	5,129	4,520,649
4.20%, 08/15/34 (Call 02/15/34)	3,591	3,466,608
4.25%, 01/15/33	8,221	8,100,151
4.40%, 08/15/35 (Call 02/25/35)	3,304	3,242,347
4.50%, 01/15/43	205	196,609
4.60%, 08/15/45 (Call 02/15/45)	7,033	6,870,889
4.65%, 07/15/42	3,239	3,197,541
4.75%, 03/01/44	3,256	3,233,859
5.15%, 03/01/20	4,696	4,869,235
5.65%, 06/15/35	1,705	1,915,806
6.40%, 05/15/38	260	315,318
6.45%, 03/15/37	125	151,926
6.50%, 11/15/35	3,100	3,751,868
7.05%, 03/15/33	1,019	1,294,629

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media (continued)
Discovery Communications LLC
2.20%, 09/20/19	$ 220	$ 217,921
2.75%, 11/15/19 (Call 10/15/19)(d)	2,300	2,288,868
2.80%, 06/15/20 (Call 05/15/20)(d)	2,325	2,302,796
2.95%, 03/20/23 (Call 02/20/23)	875	843,701
3.25%, 04/01/23	221	215,060
3.30%, 05/15/22	2,400	2,368,656
3.45%, 03/15/25 (Call 12/15/24)	336	321,431
3.90%, 11/15/24 (Call 08/15/24)(d)	1,083	1,071,618
3.95%, 03/20/28 (Call 12/20/27)	2,221	2,102,399
4.38%, 06/15/21	2,750	2,822,600
4.88%, 04/01/43	6,738	6,265,734
4.90%, 03/11/26 (Call 12/11/25)(b)	2,435	2,485,331
4.95%, 05/15/42	3,967	3,734,494
5.00%, 09/20/37 (Call 03/20/37)	1,280	1,239,782
5.05%, 06/01/20	227	235,088
5.20%, 09/20/47 (Call 03/20/47)	1,125	1,088,303
6.35%, 06/01/40	2,345	2,566,954
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)	499	502,887
6.13%, 01/31/46 (Call 06/30/45)	3,150	3,306,114
6.63%, 03/18/25	500	563,590
6.63%, 01/15/40	2,520	2,803,072
NBCUniversal Media LLC
2.88%, 01/15/23	2,713	2,640,482
4.38%, 04/01/21	3,500	3,613,715
4.45%, 01/15/43	4,411	4,233,590
5.15%, 04/30/20	7,527	7,823,187
5.95%, 04/01/41	5,318	6,173,400
6.40%, 04/30/40	250	304,285
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	330	328,284
TCI Communications Inc.
7.13%, 02/15/28	1,150	1,410,452
7.88%, 02/15/26	2,040	2,517,809
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	400	370,000
3.85%, 09/29/24 (Call 06/29/24)	2,750	2,718,897
3.95%, 09/30/21 (Call 06/30/21)	2,675	2,708,865
4.30%, 11/23/23 (Call 08/23/23)	2,018	2,074,544
4.50%, 05/23/43 (Call 11/23/42)	1,400	1,302,378
4.70%, 10/15/19	700	715,813
5.65%, 11/23/43 (Call 05/23/43)	1,555	1,710,702
5.85%, 04/15/40	1,105	1,237,898
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,885	2,904,618
4.13%, 02/15/21 (Call 11/15/20)	1,825	1,844,929
4.50%, 09/15/42 (Call 03/15/42)	5,801	4,933,054
5.00%, 02/01/20	1,925	1,974,068
5.50%, 09/01/41 (Call 03/01/41)	5,160	5,007,574
5.88%, 11/15/40 (Call 05/15/40)	3,610	3,634,367
6.55%, 05/01/37	1,253	1,367,675
6.75%, 06/15/39	5,273	5,878,446
7.30%, 07/01/38	3,609	4,244,617
Time Warner Entertainment Co. LP
8.38%, 03/15/23	4,625	5,450,794
8.38%, 07/15/33	2,610	3,366,926
Time Warner Inc.
2.10%, 06/01/19	1,876	1,861,330
2.95%, 07/15/26 (Call 04/15/26)	3,670	3,355,077
3.40%, 06/15/22	3,513	3,499,615
Security	Par(000)	Value
Media (continued)
3.55%, 06/01/24 (Call 03/01/24)	$ 2,572	$ 2,513,770
3.60%, 07/15/25 (Call 04/15/25)	2,995	2,894,039
3.80%, 02/15/27 (Call 11/15/26)	2,875	2,781,074
3.88%, 01/15/26 (Call 10/15/25)	2,615	2,555,352
4.00%, 01/15/22	8,102	8,247,026
4.05%, 12/15/23	1,150	1,168,630
4.65%, 06/01/44 (Call 12/01/43)	3,600	3,393,144
4.70%, 01/15/21	3,385	3,502,900
4.75%, 03/29/21	1,587	1,649,052
4.85%, 07/15/45 (Call 01/15/45)	4,120	4,005,176
4.88%, 03/15/20	2,521	2,602,882
4.90%, 06/15/42	1,645	1,601,408
5.35%, 12/15/43	1,670	1,724,392
5.38%, 10/15/41	560	582,602
6.10%, 07/15/40	1,567	1,771,588
6.25%, 03/29/41	3,525	4,046,594
Viacom Inc.
3.88%, 12/15/21	1,780	1,787,725
3.88%, 04/01/24 (Call 01/01/24)	2,410	2,349,268
4.25%, 09/01/23 (Call 06/01/23)	1,885	1,895,160
4.38%, 03/15/43	1,558	1,338,197
4.50%, 03/01/21	1,750	1,790,792
5.25%, 04/01/44 (Call 10/01/43)	3,933	3,792,238
5.85%, 09/01/43 (Call 03/01/43)	2,146	2,211,410
6.88%, 04/30/36	5,306	5,934,018
Walt Disney Co. (The)
0.88%, 07/12/19	1,585	1,557,088
1.85%, 07/30/26	3,276	2,884,682
1.95%, 03/04/20	350	345,723
2.15%, 09/17/20	1,875	1,846,819
2.30%, 02/12/21	790	778,142
2.35%, 12/01/22	2,877	2,782,692
2.45%, 03/04/22	860	841,974
2.75%, 08/16/21	1,260	1,251,508
2.95%, 06/15/27(b)	2,260	2,152,673
3.00%, 02/13/26	3,575	3,456,918
3.00%, 07/30/46	2,010	1,654,331
3.15%, 09/17/25	1,400	1,375,192
3.70%, 12/01/42	3,640	3,398,959
3.75%, 06/01/21	4,500	4,601,835
4.13%, 06/01/44	2,375	2,370,725
4.38%, 08/16/41	3,270	3,418,262
7.00%, 03/01/32	1,300	1,736,891
Series E, 4.13%, 12/01/41	2,431	2,428,253
		486,786,238
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	335	331,553
2.50%, 01/15/23 (Call 10/15/22)	1,830	1,776,491
3.25%, 06/15/25 (Call 03/15/25)	2,175	2,132,261
3.90%, 01/15/43 (Call 07/15/42)	1,440	1,408,349
4.20%, 06/15/35 (Call 12/15/34)	1,850	1,886,630
4.38%, 06/15/45 (Call 12/15/44)	80	83,974
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	500	489,505
		8,108,763

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mining — 0.2%
Barrick Gold Corp.
3.85%, 04/01/22	$ 1,850	$ 1,883,911
5.25%, 04/01/42	3,045	3,262,322
6.45%, 10/15/35	195	237,165
Barrick North America Finance LLC
4.40%, 05/30/21	2,900	3,006,082
5.70%, 05/30/41	1,049	1,179,726
5.75%, 05/01/43	4,303	4,940,791
7.50%, 09/15/38	765	989,336
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	2,694	3,106,694
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	2,935	2,908,879
3.85%, 09/30/23	2,600	2,674,022
4.13%, 02/24/42	11,920	12,016,075
5.00%, 09/30/43	7,734	8,811,578
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	510	511,331
3.70%, 03/15/23 (Call 12/15/22)	2,840	2,805,352
5.45%, 06/09/44 (Call 12/09/43)	1,075	1,149,530
Kinross Gold Corp.
5.13%, 09/01/21 (Call 06/01/21)	1,000	1,027,460
5.95%, 03/15/24 (Call 12/15/23)	550	575,531
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	2,520	2,509,844
4.88%, 03/15/42 (Call 09/15/41)	2,129	2,186,078
5.88%, 04/01/35	960	1,112,112
6.25%, 10/01/39	7,129	8,458,772
Rio Tinto Alcan Inc.
5.75%, 06/01/35	220	261,347
6.13%, 12/15/33	285	350,504
7.25%, 03/15/31	1,261	1,607,094
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	8,469	8,584,771
5.20%, 11/02/40	5,830	6,694,181
7.13%, 07/15/28	1,595	2,027,484
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	2,275	2,269,927
4.75%, 03/22/42 (Call 09/22/41)	1,075	1,169,041
Southern Copper Corp.
3.50%, 11/08/22	2,679	2,647,066
3.88%, 04/23/25	518	513,654
5.25%, 11/08/42	3,257	3,276,281
5.88%, 04/23/45	2,455	2,657,685
6.75%, 04/16/40	3,950	4,642,751
7.50%, 07/27/35	3,003	3,717,834
Vale Canada Ltd., 7.20%, 09/15/32	250	275,115
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)(d)	335	323,339
4.95%, 07/15/24 (Call 04/15/24)	161	162,113
		106,532,778
Office & Business Equipment — 0.0%
Xerox Corp.
2.75%, 09/01/20	390	382,875
3.63%, 03/15/23 (Call 02/15/23)	1,425	1,377,932
3.80%, 05/15/24(b)	650	634,751
4.07%, 03/17/22	1,987	1,968,461
4.50%, 05/15/21	3,177	3,227,896
Security	Par(000)	Value
Office & Business Equipment (continued)
4.80%, 03/01/35	$ 990	$ 892,495
6.75%, 12/15/39	2,690	2,764,943
		11,249,353
Oil & Gas — 1.7%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	225	283,298
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	3,710	3,604,562
4.50%, 07/15/44 (Call 01/15/44)	4,545	4,334,657
4.85%, 03/15/21 (Call 02/15/21)	1,600	1,657,008
5.55%, 03/15/26 (Call 12/15/25)(b)	1,470	1,593,965
6.20%, 03/15/40	409	475,405
6.45%, 09/15/36	4,296	5,104,249
6.60%, 03/15/46 (Call 09/15/45)	6,100	7,609,140
6.95%, 06/15/19	500	519,590
Andeavor
3.80%, 04/01/28 (Call 01/01/28)	1,465	1,405,199
4.50%, 04/01/48 (Call 10/01/47)	810	760,687
4.75%, 12/15/23 (Call 10/15/23)	1,300	1,358,838
5.13%, 12/15/26 (Call 09/15/26)	700	740,159
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	100	95,680
3.25%, 04/15/22 (Call 01/15/22)	5,675	5,611,780
3.63%, 02/01/21 (Call 11/01/20)	2,020	2,034,665
4.25%, 01/15/44 (Call 07/15/43)	825	759,982
4.75%, 04/15/43 (Call 10/15/42)	7,220	7,093,578
5.10%, 09/01/40 (Call 03/01/40)	2,763	2,812,458
5.25%, 02/01/42 (Call 08/01/41)	170	177,052
6.00%, 01/15/37	1,695	1,907,553
Apache Finance Canada Corp., 7.75%, 12/15/29	1,575	1,972,735
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	3,465	3,362,193
2.32%, 02/13/20	9,315	9,236,288
2.50%, 11/06/22	3,625	3,511,936
2.52%, 01/15/20	2,063	2,054,934
2.52%, 09/19/22 (Call 08/19/22)	300	291,240
2.75%, 05/10/23	3,025	2,941,540
3.02%, 01/16/27 (Call 10/16/26)	5,735	5,458,114
3.06%, 03/17/22	3,915	3,902,080
3.12%, 05/04/26 (Call 02/04/26)	2,470	2,380,314
3.22%, 11/28/23 (Call 09/28/23)	3,370	3,338,187
3.22%, 04/14/24 (Call 02/14/24)	3,625	3,573,054
3.25%, 05/06/22	3,295	3,297,669
3.28%, 09/19/27 (Call 06/19/27)	1,575	1,527,593
3.51%, 03/17/25	2,030	2,027,260
3.54%, 11/04/24	4,279	4,282,038
3.56%, 11/01/21	4,265	4,336,908
3.59%, 04/14/27 (Call 01/14/27)	3,050	3,033,072
3.72%, 11/28/28 (Call 08/28/28)	4,220	4,234,010
3.81%, 02/10/24	849	863,391
3.99%, 09/26/23	3,120	3,211,135
4.50%, 10/01/20	3,404	3,525,523
4.74%, 03/11/21	5,016	5,252,555
Burlington Resources Finance Co.
7.20%, 08/15/31	985	1,284,952
7.40%, 12/01/31	1,634	2,168,269
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	865	839,976
3.45%, 11/15/21 (Call 08/15/21)	1,065	1,066,587
3.80%, 04/15/24 (Call 01/15/24)	2,230	2,219,162
3.85%, 06/01/27 (Call 03/01/27)	3,195	3,137,139

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
3.90%, 02/01/25 (Call 11/01/24)	$ 7,880	$ 7,828,465
4.95%, 06/01/47 (Call 12/01/46)	1,185	1,252,972
5.85%, 02/01/35	1,000	1,140,780
6.25%, 03/15/38	4,440	5,363,032
6.45%, 06/30/33	800	954,872
6.50%, 02/15/37	1,430	1,752,737
6.75%, 02/01/39	475	599,949
7.20%, 01/15/32	645	810,501
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	2,700	2,593,296
3.80%, 09/15/23 (Call 06/15/23)	800	786,624
4.25%, 04/15/27 (Call 01/15/27)(b)	4,700	4,536,111
4.45%, 09/15/42 (Call 03/15/42)	1,025	898,187
5.25%, 06/15/37 (Call 12/15/36)(b)	3,200	3,180,608
5.40%, 06/15/47 (Call 12/15/46)	4,375	4,357,587
5.70%, 10/15/19	4,250	4,373,462
6.75%, 11/15/39	900	1,016,082
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	8,835	8,730,305
1.99%, 03/03/20	150	148,293
2.10%, 05/16/21 (Call 04/15/21)	3,465	3,389,844
2.19%, 11/15/19 (Call 10/15/19)	880	874,438
2.36%, 12/05/22 (Call 09/05/22)	5,100	4,940,166
2.41%, 03/03/22 (Call 01/03/22)	6,890	6,747,446
2.42%, 11/17/20 (Call 10/17/20)	7,908	7,840,387
2.43%, 06/24/20 (Call 05/24/20)	5,735	5,700,475
2.50%, 03/03/22 (Call 02/03/22)	1,500	1,473,585
2.57%, 05/16/23 (Call 03/16/23)	2,617	2,541,552
2.90%, 03/03/24 (Call 01/03/24)	100	98,005
2.95%, 05/16/26 (Call 02/16/26)	3,895	3,748,392
3.19%, 06/24/23 (Call 03/24/23)	7,370	7,362,777
3.33%, 11/17/25 (Call 08/17/25)	2,095	2,077,255
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	250	244,728
4.38%, 06/01/24 (Call 02/20/24)	3,861	3,951,386
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	7,220	7,000,079
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	2,400	2,334,192
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	5,970	6,097,997
4.88%, 04/30/44	2,900	3,080,670
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	575	556,537
4.38%, 01/15/25 (Call 01/15/20)	705	710,379
4.88%, 10/01/47 (Call 04/01/47)	245	252,896
Conoco Funding Co., 7.25%, 10/15/31	2,926	3,827,062
ConocoPhillips
5.90%, 10/15/32	1,317	1,558,880
5.90%, 05/15/38	6,105	7,416,720
6.50%, 02/01/39	2,483	3,229,886
ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	2,060	2,525,910
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	2,660	2,590,148
3.35%, 11/15/24 (Call 08/15/24)	3,705	3,707,482
3.35%, 05/15/25 (Call 02/15/25)	2,946	2,920,340
4.15%, 11/15/34 (Call 05/15/34)	1,575	1,605,319
4.30%, 11/15/44 (Call 05/15/44)	3,170	3,294,676
4.95%, 03/15/26 (Call 12/15/25)	5,640	6,078,961
5.95%, 03/15/46 (Call 09/15/45)	709	901,827
ConocoPhillips Holding Co., 6.95%, 04/15/29	6,874	8,614,634
Security	Par(000)	Value
Oil & Gas (continued)
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	$ 2,750	$ 2,688,097
4.90%, 06/01/44 (Call 12/01/43)	2,250	2,222,460
Continental Resources Inc/OK, 4.38%, 01/15/28 (Call 10/15/27)	3,150	3,142,692
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	3,568	3,529,787
4.00%, 07/15/21 (Call 04/15/21)	3,660	3,723,025
4.75%, 05/15/42 (Call 11/15/41)	4,205	4,253,988
5.00%, 06/15/45 (Call 12/15/44)	3,300	3,476,220
5.60%, 07/15/41 (Call 01/15/41)	3,149	3,531,666
5.85%, 12/15/25 (Call 09/15/25)	5,401	6,023,033
Ecopetrol SA
4.13%, 01/16/25	4,625	4,446,937
5.38%, 06/26/26 (Call 03/26/26)	4,625	4,740,625
5.88%, 09/18/23	2,850	3,023,565
5.88%, 05/28/45	5,000	4,793,850
7.38%, 09/18/43	3,245	3,651,501
7.63%, 07/23/19	1,875	1,958,100
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	2,200	2,217,226
6.50%, 08/15/34	2,632	3,141,292
6.50%, 02/01/38	1,600	1,936,928
6.63%, 08/15/37	3,110	3,799,394
7.38%, 11/01/31	1,300	1,620,931
Eni USA Inc., 7.30%, 11/15/27	15	18,246
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	1,200	1,189,296
2.63%, 03/15/23 (Call 12/15/22)	2,485	2,392,956
3.15%, 04/01/25 (Call 01/01/25)	195	188,025
3.90%, 04/01/35 (Call 10/01/34)	1,635	1,601,090
4.10%, 02/01/21	2,938	3,007,249
4.15%, 01/15/26 (Call 10/15/25)	1,730	1,771,641
5.10%, 01/15/36 (Call 07/15/35)	1,225	1,347,390
5.63%, 06/01/19	1,250	1,282,400
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	2,052	1,987,280
3.90%, 10/01/27 (Call 07/01/27)	3,025	2,882,825
4.88%, 11/15/21	7,092	7,352,418
8.13%, 06/01/19	425	445,404
Equinor ASA
2.25%, 11/08/19	1,769	1,759,041
2.45%, 01/17/23	2,588	2,501,095
2.65%, 01/15/24	2,330	2,249,056
2.75%, 11/10/21	510	505,354
2.90%, 11/08/20	200	200,462
3.15%, 01/23/22	4,880	4,883,758
3.25%, 11/10/24	252	250,586
3.70%, 03/01/24	2,650	2,700,933
3.95%, 05/15/43	3,572	3,520,813
4.80%, 11/08/43	14,345	15,976,887
5.10%, 08/17/40	2,250	2,573,235
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	4,426	4,373,729
2.22%, 03/01/21 (Call 02/01/21)	3,948	3,889,056
2.40%, 03/06/22 (Call 01/06/22)	4,818	4,728,819
2.71%, 03/06/25 (Call 12/06/24)	5,202	5,004,948
2.73%, 03/01/23 (Call 01/01/23)	477	469,425
3.04%, 03/01/26 (Call 12/01/25)	4,871	4,740,701
3.18%, 03/15/24 (Call 12/15/23)	1,725	1,722,223

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
3.57%, 03/06/45 (Call 09/06/44)	$ 4,895	$ 4,592,440
4.11%, 03/01/46 (Call 09/01/45)	6,241	6,410,818
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	790	754,979
4.30%, 04/01/27 (Call 01/01/27)	1,689	1,645,880
5.60%, 02/15/41	6,736	6,896,519
5.80%, 04/01/47 (Call 10/01/46)	1,710	1,803,913
6.00%, 01/15/40	1,360	1,423,118
7.13%, 03/15/33	930	1,093,634
7.30%, 08/15/31	1,671	1,979,116
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	3,342	3,613,705
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	925	939,162
4.00%, 04/15/24 (Call 01/15/24)	1,415	1,425,528
6.15%, 06/15/19	700	720,335
6.80%, 09/15/37	1,015	1,275,764
7.25%, 12/15/19	3,431	3,641,286
Kerr-McGee Corp.
6.95%, 07/01/24	1,823	2,102,302
7.88%, 09/15/31	110	141,678
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	1,855	1,835,448
2.80%, 11/01/22 (Call 08/01/22)	4,375	4,208,969
3.85%, 06/01/25 (Call 03/01/25)	4,305	4,241,071
4.40%, 07/15/27 (Call 04/15/27)	2,025	2,055,962
5.20%, 06/01/45 (Call 12/01/44)	3,210	3,445,839
6.60%, 10/01/37	1,871	2,285,838
6.80%, 03/15/32	25	29,881
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	2,065	2,076,110
3.63%, 09/15/24 (Call 06/15/24)	1,150	1,135,855
4.75%, 09/15/44 (Call 03/15/44)	1,755	1,739,802
5.00%, 09/15/54 (Call 03/15/54)	540	527,126
5.13%, 03/01/21	4,720	4,944,955
5.85%, 12/15/45 (Call 06/15/45)	1,765	1,958,197
6.50%, 03/01/41 (Call 09/01/40)	2,600	3,145,584
Nexen Energy ULC
6.20%, 07/30/19	2,115	2,179,571
6.40%, 05/15/37	2,899	3,587,281
7.50%, 07/30/39	6,700	9,358,091
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)(b)	183	177,993
3.90%, 11/15/24 (Call 08/15/24)	110	109,982
4.15%, 12/15/21 (Call 09/15/21)	3,160	3,225,665
4.95%, 08/15/47 (Call 02/15/47)	2,000	2,077,440
5.05%, 11/15/44 (Call 05/15/44)	1,576	1,646,479
5.25%, 11/15/43 (Call 05/15/43)	1,522	1,622,208
6.00%, 03/01/41 (Call 09/01/40)	4,175	4,769,812
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	2,384	2,338,156
2.70%, 02/15/23 (Call 08/15/22)	1,729	1,685,792
3.00%, 02/15/27 (Call 11/15/26)	1,625	1,543,555
3.13%, 02/15/22 (Call 11/15/21)	2,500	2,501,250
3.40%, 04/15/26 (Call 01/15/26)	2,940	2,890,755
3.50%, 06/15/25 (Call 03/15/25)	2,430	2,420,231
4.10%, 02/15/47 (Call 08/15/46)	2,460	2,437,294
4.20%, 03/15/48 (Call 09/15/47)	573	573,229
4.40%, 04/15/46 (Call 10/15/45)	3,660	3,772,655
4.63%, 06/15/45 (Call 12/15/44)	2,240	2,376,013
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	1,926	1,978,753
Security	Par(000)	Value
Oil & Gas (continued)
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(d)	$ 315	$ 300,274
Petro-Canada
5.35%, 07/15/33	25	27,833
5.95%, 05/15/35	6,140	7,312,126
6.80%, 05/15/38	3,120	4,096,061
Petroleos Mexicanos
3.50%, 01/30/23	8,390	7,874,434
4.25%, 01/15/25	2,175	2,027,665
4.50%, 01/23/26	8,350	7,772,514
4.63%, 09/21/23	9,630	9,461,764
4.88%, 01/24/22	6,470	6,510,890
4.88%, 01/18/24	7,890	7,719,418
5.38%, 03/13/22	600	618,630
5.50%, 01/21/21	13,046	13,410,114
5.50%, 06/27/44	5,885	4,903,323
5.63%, 01/23/46	11,795	9,959,344
6.00%, 03/05/20	2,527	2,619,513
6.35%, 02/12/48(d)	5,100	4,647,120
6.38%, 02/04/21	1,720	1,799,120
6.38%, 01/23/45	7,755	7,037,662
6.50%, 03/13/27	1,330	1,349,790
6.50%, 06/02/41	11,794	10,967,948
6.63%, 06/15/35	10,469	10,140,902
6.63%, 06/15/38	2,900	2,766,600
6.75%, 09/21/47	8,401	7,926,259
6.88%, 08/04/26	10,985	11,572,917
Phillips 66
3.90%, 03/15/28 (Call 03/15/28)	750	745,853
4.30%, 04/01/22	6,898	7,147,432
4.65%, 11/15/34 (Call 05/15/34)	1,339	1,392,654
4.88%, 11/15/44 (Call 05/15/44)	4,070	4,319,654
5.88%, 05/01/42	4,605	5,473,227
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,810	1,820,824
3.95%, 07/15/22 (Call 04/15/22)	4,855	4,931,855
4.45%, 01/15/26 (Call 10/15/25)	1,035	1,074,309
Shell International Finance BV
1.38%, 09/12/19	1,930	1,900,413
1.75%, 09/12/21	2,159	2,078,340
1.88%, 05/10/21	4,870	4,723,023
2.13%, 05/11/20	9,076	8,971,898
2.25%, 11/10/20	1,405	1,387,142
2.25%, 01/06/23	2,440	2,342,473
2.38%, 08/21/22	4,810	4,672,723
2.50%, 09/12/26	6,440	5,975,418
2.88%, 05/10/26	2,300	2,192,406
3.25%, 05/11/25	5,438	5,351,264
3.40%, 08/12/23	2,125	2,140,555
3.63%, 08/21/42	2,225	2,082,177
3.75%, 09/12/46	2,927	2,784,689
4.00%, 05/10/46	3,857	3,782,753
4.13%, 05/11/35	6,367	6,510,703
4.30%, 09/22/19	5,269	5,386,868
4.38%, 03/25/20	3,105	3,191,909
4.38%, 05/11/45	8,630	8,979,601
4.55%, 08/12/43	10,220	10,842,398
5.50%, 03/25/40	1,949	2,318,238
6.38%, 12/15/38	3,704	4,864,093

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
Statoil ASA
7.15%, 01/15/29	$ 376	$ 477,967
7.75%, 06/15/23	650	778,018
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	4,555	4,522,295
4.00%, 11/15/47 (Call 05/15/47)	170	164,038
5.95%, 12/01/34	1,350	1,610,726
6.50%, 06/15/38	6,653	8,515,907
6.85%, 06/01/39	1,766	2,347,120
Tosco Corp., 8.13%, 02/15/30	725	978,750
Total Capital Canada Ltd., 2.75%, 07/15/23	1,039	1,009,960
Total Capital International SA
2.10%, 06/19/19	3,860	3,840,275
2.70%, 01/25/23	3,250	3,172,390
2.75%, 06/19/21	3,870	3,847,825
2.88%, 02/17/22	3,325	3,300,328
3.70%, 01/15/24	125	126,863
3.75%, 04/10/24	3,400	3,457,834
Total Capital SA
4.13%, 01/28/21	50	51,477
4.25%, 12/15/21	10	10,387
4.45%, 06/24/20	8,412	8,683,455
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	4,955	4,747,138
3.65%, 03/15/25	600	591,948
4.35%, 06/01/28 (Call 03/01/28)	2,000	2,030,040
4.90%, 03/15/45	765	802,646
6.13%, 02/01/20	1,569	1,644,657
6.63%, 06/15/37	5,596	6,958,010
7.50%, 04/15/32	865	1,119,786
10.50%, 03/15/39	325	533,475
XTO Energy Inc., 6.75%, 08/01/37	525	702,466
		918,921,824
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	3,500	3,508,575
5.13%, 09/15/40	1,270	1,367,815
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	2,710	2,645,638
4.08%, 12/15/47 (Call 06/15/47)	1,939	1,775,387
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	407	409,279
3.50%, 08/01/23 (Call 05/01/23)	2,733	2,738,521
3.80%, 11/15/25 (Call 08/15/25)	4,613	4,607,926
4.50%, 11/15/41 (Call 05/15/41)	2,246	2,252,042
4.75%, 08/01/43 (Call 02/01/43)	5,216	5,423,127
4.85%, 11/15/35 (Call 05/15/35)	2,074	2,187,987
5.00%, 11/15/45 (Call 05/15/45)	8,553	9,259,050
6.70%, 09/15/38	1,425	1,808,867
7.45%, 09/15/39	3,618	4,938,859
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	5,740	5,464,250
3.95%, 12/01/42 (Call 06/01/42)	2,530	2,206,793
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	3,770	3,818,633
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	2,055	2,027,915
		56,440,664
Security	Par(000)	Value
Packaging & Containers — 0.0%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	$ 1,075	$ 997,009
4.50%, 10/15/21 (Call 07/15/21)	1,500	1,546,515
6.80%, 08/01/19	525	547,386
Packaging Corp. of America
2.45%, 12/15/20	100	98,245
3.40%, 12/15/27 (Call 09/15/27)	2,225	2,122,961
3.65%, 09/15/24 (Call 06/15/24)	560	553,504
3.90%, 06/15/22 (Call 03/15/22)	750	761,887
4.50%, 11/01/23 (Call 08/01/23)	2,200	2,290,640
Sonoco Products Co.
4.38%, 11/01/21 (Call 08/01/21)	820	841,845
5.75%, 11/01/40 (Call 05/01/40)	3,003	3,440,357
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)(d)	953	906,818
3.38%, 09/15/27 (Call 06/15/27)(d)	250	235,752
3.75%, 03/15/25 (Call 01/15/25)(d)	50	49,374
4.00%, 03/15/28 (Call 12/15/27)(d)	50	49,410
WestRock MWV LLC
7.95%, 02/15/31	1,020	1,376,133
8.20%, 01/15/30	40	53,287
WestRock RKT Co.
3.50%, 03/01/20	500	502,270
4.00%, 03/01/23 (Call 12/01/22)	900	914,004
4.90%, 03/01/22	2,075	2,175,534
		19,462,931
Pharmaceuticals — 1.3%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	1,530	1,492,224
2.50%, 05/14/20 (Call 04/14/20)	6,868	6,805,158
2.85%, 05/14/23 (Call 03/14/23)	4,780	4,629,000
2.90%, 11/06/22	7,803	7,627,979
3.20%, 11/06/22 (Call 09/06/22)	8,606	8,511,420
3.20%, 05/14/26 (Call 02/14/26)	4,790	4,508,875
3.60%, 05/14/25 (Call 02/14/25)	5,251	5,122,035
4.30%, 05/14/36 (Call 11/14/35)	2,485	2,412,463
4.40%, 11/06/42	5,284	5,083,895
4.45%, 05/14/46 (Call 11/14/45)	4,305	4,151,527
4.50%, 05/14/35 (Call 11/14/34)	10,595	10,558,129
4.70%, 05/14/45 (Call 11/14/44)	10,270	10,360,992
Allergan Finance LLC
3.25%, 10/01/22 (Call 07/01/22)	7,543	7,353,218
4.63%, 10/01/42 (Call 04/01/42)	325	309,673
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	8,768	8,724,160
3.45%, 03/15/22 (Call 01/15/22)	6,235	6,146,650
3.80%, 03/15/25 (Call 12/15/24)	12,322	11,986,349
3.85%, 06/15/24 (Call 03/15/24)	3,410	3,349,472
4.55%, 03/15/35 (Call 09/15/34)	8,349	8,012,201
4.75%, 03/15/45 (Call 09/15/44)	3,450	3,324,558
4.85%, 06/15/44 (Call 12/15/43)	4,655	4,510,369
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	4,570	4,338,301
3.38%, 09/15/20	5,872	5,879,692
AmerisourceBergen Corp.
3.40%, 05/15/24 (Call 02/15/24)	6,100	5,968,362
3.45%, 12/15/27 (Call 09/15/27)	950	890,122
3.50%, 11/15/21 (Call 08/15/21)	8,460	8,500,270
4.25%, 03/01/45 (Call 09/01/44)	75	68,799
4.30%, 12/15/47 (Call 06/15/47)	966	884,499

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC
1.95%, 09/18/19	$ 1,308	$ 1,294,397
2.38%, 11/16/20	3,515	3,459,463
2.38%, 06/12/22 (Call 05/12/22)	3,722	3,585,738
3.13%, 06/12/27 (Call 03/12/27)	1,848	1,754,676
3.38%, 11/16/25	7,165	6,993,112
4.00%, 09/18/42	2,400	2,289,816
4.38%, 11/16/45	4,989	5,008,956
6.45%, 09/15/37	7,862	9,931,514
Bristol-Myers Squibb Co.
2.00%, 08/01/22	5,716	5,491,476
3.25%, 11/01/23	2,150	2,152,945
3.25%, 02/27/27	1,705	1,661,471
3.25%, 08/01/42	2,353	2,076,005
Cardinal Health Inc.
1.95%, 06/14/19	95	94,167
2.62%, 06/15/22 (Call 05/15/22)	2,685	2,586,246
3.08%, 06/15/24 (Call 04/15/24)	1,550	1,468,687
3.20%, 06/15/22	1,600	1,573,696
3.41%, 06/15/27 (Call 03/15/27)	2,665	2,468,083
3.50%, 11/15/24 (Call 08/15/24)	1,200	1,162,008
3.75%, 09/15/25 (Call 06/15/25)	2,290	2,230,552
4.37%, 06/15/47 (Call 12/15/46)	2,885	2,614,012
4.50%, 11/15/44 (Call 05/15/44)	2,235	2,074,795
4.60%, 03/15/43	2,628	2,465,747
4.90%, 09/15/45 (Call 03/15/45)	1,312	1,273,440
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	3,035	2,931,537
2.25%, 08/12/19 (Call 07/12/19)	3,615	3,589,587
2.75%, 12/01/22 (Call 09/01/22)	4,900	4,720,464
2.80%, 07/20/20 (Call 06/20/20)	6,085	6,044,291
2.88%, 06/01/26 (Call 03/01/26)	700	641,956
3.13%, 03/09/20	90	90,100
3.38%, 08/12/24 (Call 05/12/24)	3,793	3,676,062
3.50%, 07/20/22 (Call 05/20/22)	7,574	7,552,035
3.70%, 03/09/23 (Call 02/09/23)	25,650	25,573,563
3.88%, 07/20/25 (Call 04/20/25)	12,425	12,223,715
4.00%, 12/05/23 (Call 09/05/23)	3,240	3,275,478
4.13%, 05/15/21 (Call 02/15/21)	475	485,403
4.30%, 03/25/28 (Call 12/25/27)	30,600	30,448,530
4.78%, 03/25/38 (Call 09/25/37)	7,400	7,367,810
4.88%, 07/20/35 (Call 01/20/35)	10,560	10,712,592
5.05%, 03/25/48 (Call 09/25/47)	25,750	26,442,417
5.13%, 07/20/45 (Call 01/20/45)	7,398	7,653,749
5.30%, 12/05/43 (Call 06/05/43)	1,235	1,304,778
Eli Lilly & Co.
2.35%, 05/15/22	285	277,670
2.75%, 06/01/25 (Call 03/01/25)	1,225	1,172,925
3.10%, 05/15/27 (Call 02/15/27)	2,638	2,548,176
3.70%, 03/01/45 (Call 09/01/44)	1,830	1,759,582
3.95%, 05/15/47 (Call 11/15/46)	1,500	1,499,820
5.50%, 03/15/27	700	801,514
5.55%, 03/15/37	3,223	3,916,009
Express Scripts Holding Co.
2.25%, 06/15/19	3,246	3,223,246
3.00%, 07/15/23 (Call 05/15/23)	1,140	1,085,405
3.05%, 11/30/22 (Call 10/30/22)	2,934	2,840,845
3.30%, 02/25/21 (Call 01/25/21)	450	448,448
3.40%, 03/01/27 (Call 12/01/26)	6,630	6,133,015
3.50%, 06/15/24 (Call 03/15/24)	1,500	1,442,700
Security	Par(000)	Value
Pharmaceuticals (continued)
3.90%, 02/15/22	$ 5,504	$ 5,532,125
4.50%, 02/25/26 (Call 11/27/25)	6,355	6,390,143
4.75%, 11/15/21	3,366	3,490,138
4.80%, 07/15/46 (Call 01/15/46)	1,710	1,666,891
6.13%, 11/15/41	3,645	4,214,130
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	6,601	6,455,052
3.38%, 05/15/23	1,000	1,002,950
3.63%, 05/15/25	830	833,768
3.88%, 05/15/28	1,000	1,015,760
4.20%, 03/18/43	1,290	1,313,865
5.38%, 04/15/34	270	309,717
6.38%, 05/15/38	7,775	10,163,713
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	9,045	8,934,470
3.13%, 05/14/21	1,000	1,003,780
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	2,791	2,714,443
1.88%, 12/05/19	75	74,337
1.95%, 11/10/20	2,535	2,495,631
2.05%, 03/01/23 (Call 01/01/23)	1,850	1,779,996
2.25%, 03/03/22 (Call 02/03/22)	550	538,093
2.45%, 12/05/21	1,540	1,519,872
2.45%, 03/01/26 (Call 12/01/25)	9,586	9,001,542
2.63%, 01/15/25 (Call 11/15/24)	1,169	1,128,810
2.90%, 01/15/28 (Call 10/15/27)	3,000	2,889,870
2.95%, 09/01/20	330	332,729
2.95%, 03/03/27 (Call 12/03/26)	548	531,313
3.38%, 12/05/23	4,050	4,122,171
3.40%, 01/15/38 (Call 07/15/37)	1,200	1,141,608
3.50%, 01/15/48 (Call 07/15/47)	2,633	2,503,219
3.55%, 05/15/21(b)	1,750	1,792,788
3.55%, 03/01/36 (Call 09/01/35)	4,075	3,996,923
3.63%, 03/03/37 (Call 09/03/36)	3,055	3,006,425
3.70%, 03/01/46 (Call 09/01/45)	6,423	6,337,703
3.75%, 03/03/47 (Call 09/03/46)	1,965	1,953,858
4.38%, 12/05/33 (Call 06/05/33)	2,960	3,198,724
4.50%, 09/01/40	695	764,903
4.50%, 12/05/43 (Call 06/05/43)	563	626,270
4.85%, 05/15/41	1,100	1,259,280
4.95%, 05/15/33	125	142,739
5.85%, 07/15/38	115	147,846
5.95%, 08/15/37	3,770	4,901,226
6.95%, 09/01/29	540	712,552
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	2,175	2,093,155
2.85%, 03/15/23 (Call 12/15/22)	2,990	2,885,470
3.80%, 03/15/24 (Call 12/15/23)	3,173	3,158,595
3.95%, 02/16/28 (Call 11/16/27)	850	831,640
Mead Johnson Nutrition Co.
3.00%, 11/15/20	2,473	2,468,375
4.13%, 11/15/25 (Call 08/15/25)	970	996,821
4.60%, 06/01/44 (Call 12/01/43)	2,598	2,722,029
5.90%, 11/01/39	2,200	2,666,422
Medco Health Solutions Inc., 4.13%, 09/15/20	500	508,705
Merck & Co. Inc.
1.85%, 02/10/20	1,300	1,284,166
2.35%, 02/10/22	1,240	1,211,567
2.40%, 09/15/22 (Call 03/15/22)	882	859,006
2.75%, 02/10/25 (Call 11/10/24)	7,275	7,000,441

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pharmaceuticals (continued)
2.80%, 05/18/23	$ 10,749	$ 10,577,983
3.60%, 09/15/42 (Call 03/15/42)	650	617,513
3.70%, 02/10/45 (Call 08/10/44)	5,880	5,652,444
3.88%, 01/15/21 (Call 10/15/20)	6,347	6,498,186
4.15%, 05/18/43	4,606	4,754,866
Merck Sharp & Dohme Corp., 5.00%, 06/30/19	3,453	3,539,670
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)(d)	1,000	976,300
5.40%, 11/29/43 (Call 05/29/43)	3,250	3,232,482
Mylan NV
2.50%, 06/07/19	550	546,574
3.15%, 06/15/21 (Call 05/15/21)	780	771,584
3.95%, 06/15/26 (Call 03/15/26)	5,095	4,859,152
5.25%, 06/15/46 (Call 12/15/45)	3,285	3,209,905
Novartis Capital Corp.
1.80%, 02/14/20	1,525	1,503,315
2.40%, 05/17/22 (Call 04/17/22)	3,350	3,270,002
2.40%, 09/21/22	4,374	4,267,187
3.00%, 11/20/25 (Call 08/20/25)	2,180	2,114,186
3.10%, 05/17/27 (Call 02/17/27)	3,490	3,379,821
3.40%, 05/06/24	4,093	4,105,115
3.70%, 09/21/42	1,998	1,961,956
4.00%, 11/20/45 (Call 05/20/45)	3,690	3,757,195
4.40%, 05/06/44	6,468	7,046,886
Perrigo Finance Unlimited Co.
3.50%, 12/15/21 (Call 10/15/21)	1,633	1,622,630
3.90%, 12/15/24 (Call 09/15/24)	1,400	1,368,864
4.38%, 03/15/26 (Call 12/15/25)	1,800	1,784,106
4.90%, 12/15/44 (Call 06/15/44)	2,685	2,569,518
Pfizer Inc.
1.45%, 06/03/19	706	698,403
1.95%, 06/03/21	2,825	2,751,748
2.20%, 12/15/21	3,670	3,589,700
2.75%, 06/03/26	3,180	3,014,417
3.00%, 06/15/23	1,412	1,404,220
3.00%, 12/15/26	4,163	4,014,589
3.40%, 05/15/24	2,755	2,769,849
4.00%, 12/15/36	2,103	2,133,178
4.13%, 12/15/46	3,665	3,719,059
4.30%, 06/15/43	4,825	4,997,687
4.40%, 05/15/44	3,715	3,913,567
5.20%, 08/12/20	2,000	2,101,360
5.60%, 09/15/40	1,000	1,236,140
5.80%, 08/12/23	200	224,282
7.20%, 03/15/39	6,770	9,578,805
Pharmacia LLC, 6.60%, 12/01/28	6,180	7,694,656
Sanofi, 4.00%, 03/29/21	2,733	2,817,395
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	2,764	2,725,083
2.40%, 09/23/21 (Call 08/23/21)	6,535	6,293,074
2.88%, 09/23/23 (Call 07/23/23)	5,300	5,014,118
3.20%, 09/23/26 (Call 06/23/26)	8,769	8,062,657
Wyeth LLC
5.95%, 04/01/37	3,600	4,485,636
6.00%, 02/15/36	810	1,004,983
6.45%, 02/01/24	1,350	1,566,918
6.50%, 02/01/34	868	1,110,832
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	2,140	1,986,648
3.25%, 02/01/23 (Call 11/01/22)	2,771	2,739,327
Security	Par(000)	Value
Pharmaceuticals (continued)
3.45%, 11/13/20 (Call 10/13/20)	$ 970	$ 976,334
3.95%, 09/12/47 (Call 03/12/47)	1,010	942,391
4.50%, 11/13/25 (Call 08/13/25)	1,190	1,242,979
4.70%, 02/01/43 (Call 08/01/42)	4,795	4,961,291
		723,491,347
Pipelines — 1.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	275	270,661
4.25%, 12/01/27 (Call 09/01/27)	770	747,447
5.20%, 12/01/47 (Call 06/01/47)	1,380	1,375,004
5.25%, 01/15/25 (Call 01/15/21)	1,475	1,515,297
5.50%, 10/15/19 (Call 09/15/19)	225	230,873
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	4,510	4,375,106
4.45%, 07/15/27 (Call 04/15/27)	1,935	1,906,904
5.75%, 09/15/19	1,085	1,117,224
5.95%, 06/01/26 (Call 03/01/26)	1,285	1,393,403
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	1,515	1,415,828
4.15%, 07/01/23 (Call 04/01/23)	5,475	5,452,826
4.35%, 10/15/24 (Call 07/15/24)	1,200	1,193,328
4.88%, 02/01/21 (Call 11/01/20)	4,105	4,196,911
5.60%, 10/15/44 (Call 04/15/44)	1,115	1,070,244
5.85%, 11/15/43 (Call 05/15/43)	1,190	1,182,753
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	4,308	4,355,388
5.80%, 06/01/45 (Call 12/01/44)	1,050	1,195,645
El Paso Natural Gas Co. LLC
8.38%, 06/15/32	525	666,902
8.63%, 01/15/22	2,365	2,731,859
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	675	655,985
4.40%, 03/15/27 (Call 12/15/26)	510	494,756
4.95%, 05/15/28 (Call 02/15/28)	1,505	1,510,072
5.00%, 05/15/44 (Call 11/15/43)	70	64,710
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	1,900	1,927,512
4.38%, 10/15/20 (Call 09/15/20)	1,725	1,759,500
5.20%, 03/15/20	625	644,644
5.50%, 09/15/40 (Call 03/15/40)	435	465,032
5.88%, 10/15/25 (Call 07/15/25)	3,225	3,527,376
7.38%, 10/15/45 (Call 04/15/45)	1,500	1,976,805
Series B, 7.50%, 04/15/38	1,165	1,505,669
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	562	546,944
3.50%, 06/10/24 (Call 03/10/24)	2,065	2,012,590
3.70%, 07/15/27 (Call 04/15/27)	1,675	1,604,683
4.00%, 10/01/23 (Call 07/01/23)	100	100,704
4.25%, 12/01/26 (Call 09/01/26)	1,408	1,412,027
4.50%, 06/10/44 (Call 12/10/43)	1,755	1,681,922
5.50%, 12/01/46 (Call 05/29/46)	2,405	2,644,153
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	8,120	7,936,082
4.05%, 03/15/25 (Call 12/15/24)	2,040	1,977,270
4.15%, 10/01/20 (Call 08/01/20)	2,868	2,914,318
4.65%, 06/01/21 (Call 03/01/21)	2,813	2,891,230
4.75%, 01/15/26 (Call 10/15/25)	3,663	3,669,520
4.90%, 02/01/24 (Call 11/01/23)	1,450	1,487,772
4.90%, 03/15/35 (Call 09/15/34)	1,600	1,481,536
5.15%, 02/01/43 (Call 08/01/42)	1,030	927,309

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines (continued)
5.15%, 03/15/45 (Call 09/15/44)	$ 5,790	$ 5,235,260
5.20%, 02/01/22 (Call 11/01/21)	4,741	4,958,375
5.30%, 04/15/47 (Call 10/15/46)	918	849,407
5.95%, 10/01/43 (Call 04/01/43)	25	24,983
6.05%, 06/01/41 (Call 12/01/40)	460	465,083
6.13%, 12/15/45 (Call 06/15/45)	4,652	4,740,109
6.50%, 02/01/42 (Call 08/01/41)	5,250	5,586,892
6.63%, 10/15/36	30	32,471
7.50%, 07/01/38	1,675	1,957,958
7.60%, 02/01/24 (Call 11/01/23)	760	868,110
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	325	327,993
5.00%, 10/01/22 (Call 07/01/22)	5,147	5,350,461
5.75%, 09/01/20 (Call 06/01/20)	2,250	2,347,650
5.88%, 03/01/22 (Call 01/01/22)	2,900	3,080,061
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	2,525	2,418,091
4.40%, 04/01/24 (Call 01/01/24)	4,003	3,977,261
4.85%, 07/15/26 (Call 04/15/26)	1,625	1,626,592
5.05%, 04/01/45 (Call 10/01/44)	1,111	997,278
5.45%, 06/01/47 (Call 12/01/46)	1,940	1,827,014
5.60%, 04/01/44 (Call 10/01/43)	1,885	1,809,091
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	3,060	3,047,393
2.80%, 02/15/21	1,100	1,089,429
2.85%, 04/15/21 (Call 03/15/21)	1,435	1,422,401
3.35%, 03/15/23 (Call 12/15/22)	4,010	3,980,326
3.70%, 02/15/26 (Call 11/15/25)	5,099	5,028,685
3.75%, 02/15/25 (Call 11/15/24)	3,785	3,767,475
3.90%, 02/15/24 (Call 11/15/23)	3,680	3,715,181
3.95%, 02/15/27 (Call 11/15/26)	870	870,235
4.25%, 02/15/48 (Call 08/15/47)	3,500	3,319,750
4.45%, 02/15/43 (Call 08/15/42)	1,280	1,240,422
4.85%, 08/15/42 (Call 02/15/42)	5,713	5,867,537
4.85%, 03/15/44 (Call 09/15/43)	5,316	5,447,943
4.90%, 05/15/46 (Call 12/15/45)	2,715	2,809,699
4.95%, 10/15/54 (Call 04/15/54)	125	127,431
5.10%, 02/15/45 (Call 08/15/44)	5,928	6,290,497
5.20%, 09/01/20	662	693,452
5.25%, 01/31/20	1,520	1,575,085
5.70%, 02/15/42	350	399,445
5.95%, 02/01/41	2,030	2,365,600
6.13%, 10/15/39	1,530	1,811,214
6.45%, 09/01/40	1,035	1,267,502
7.55%, 04/15/38	410	551,733
Series D, 6.88%, 03/01/33	265	330,874
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)(e)	250	236,240
Series H, 6.65%, 10/15/34	2,225	2,756,374
EQT Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	1,650	1,586,772
Gulf South Pipeline Co. LP, 4.00%, 06/15/22 (Call 03/17/22)	200	199,960
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	1,699	1,667,976
3.50%, 03/01/21 (Call 01/01/21)	2,735	2,739,786
3.50%, 09/01/23 (Call 06/01/23)	3,300	3,219,810
3.95%, 09/01/22 (Call 06/01/22)	2,379	2,393,845
4.15%, 02/01/24 (Call 11/01/23)	6,258	6,275,460
4.25%, 09/01/24 (Call 06/01/24)	125	125,553
Security	Par(000)	Value
Pipelines (continued)
4.30%, 05/01/24 (Call 02/01/24)	$ 1,110	$ 1,119,735
4.70%, 11/01/42 (Call 05/01/42)	205	188,778
5.00%, 10/01/21 (Call 07/01/21)	1,939	2,019,333
5.00%, 08/15/42 (Call 02/15/42)	105	100,864
5.00%, 03/01/43 (Call 09/01/42)	545	520,546
5.30%, 09/15/20	2,635	2,746,908
5.40%, 09/01/44 (Call 03/01/44)	1,605	1,605,578
5.50%, 03/01/44 (Call 09/01/43)	2,170	2,216,026
5.63%, 09/01/41	2,400	2,491,680
5.80%, 03/15/35	75	80,054
6.38%, 03/01/41	375	419,681
6.50%, 04/01/20	1,967	2,076,896
6.50%, 02/01/37	70	78,884
6.50%, 09/01/39	805	908,434
6.55%, 09/15/40	865	964,786
6.85%, 02/15/20	975	1,032,018
6.95%, 01/15/38	3,320	3,922,182
7.30%, 08/15/33	525	633,517
7.40%, 03/15/31	325	389,009
7.50%, 11/15/40	1,167	1,437,604
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	2,350	2,351,363
3.15%, 01/15/23 (Call 12/15/22)	1,808	1,751,789
4.30%, 06/01/25 (Call 03/01/25)	7,125	7,136,471
4.30%, 03/01/28 (Call 12/01/27)	1,200	1,177,140
5.05%, 02/15/46 (Call 08/15/45)	5,746	5,588,962
5.30%, 12/01/34 (Call 06/01/34)	8,242	8,342,305
5.55%, 06/01/45 (Call 12/01/44)	5,818	6,052,524
7.75%, 01/15/32	285	355,033
7.80%, 08/01/31	650	805,070
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	200	191,012
4.20%, 12/01/42 (Call 06/01/42)	400	372,880
4.20%, 03/15/45 (Call 09/15/44)	225	208,393
4.20%, 10/03/47 (Call 04/03/47)	1,700	1,620,236
4.25%, 02/01/21	2,000	2,049,480
4.25%, 09/15/46 (Call 03/15/46)	635	616,496
5.00%, 03/01/26 (Call 12/01/25)	2,500	2,676,125
5.15%, 10/15/43 (Call 04/15/43)	710	772,097
6.40%, 05/01/37	1,150	1,390,499
6.55%, 07/15/19	379	393,228
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	2,075	2,050,992
4.00%, 02/15/25 (Call 11/15/24)	100	98,726
4.00%, 03/15/28 (Call 12/15/27)	3,000	2,905,920
4.13%, 03/01/27 (Call 12/01/26)	990	966,775
4.50%, 07/15/23 (Call 04/15/23)	2,170	2,235,577
4.50%, 04/15/38 (Call 10/15/37)	125	119,524
4.70%, 04/15/48 (Call 10/15/47)	1,540	1,484,314
4.88%, 12/01/24 (Call 09/01/24)	8,015	8,373,351
4.88%, 06/01/25 (Call 03/01/25)	1,758	1,820,093
5.20%, 03/01/47 (Call 09/01/46)	2,976	3,056,173
5.50%, 02/15/23 (Call 08/15/18)	3,152	3,221,785
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	2,100	2,058,462
4.95%, 07/13/47 (Call 01/06/47)	1,425	1,448,142
7.50%, 09/01/23 (Call 06/01/23)	150	174,237
ONEOK Partners LP
3.38%, 10/01/22 (Call 04/01/22)	5,150	5,095,822
4.90%, 03/15/25 (Call 12/15/24)	861	894,992

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines (continued)
6.13%, 02/01/41 (Call 08/01/40)	$ 3,775	$ 4,322,828
6.20%, 09/15/43 (Call 03/15/43)	100	116,086
6.65%, 10/01/36	1,150	1,376,193
6.85%, 10/15/37	1,000	1,227,510
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	2,500	2,477,300
3.61%, 02/15/25 (Call 11/15/24)	250	241,888
3.75%, 03/01/28 (Call 01/01/27)	6,561	6,254,142
4.68%, 02/15/45 (Call 08/15/44)	685	660,354
4.90%, 10/01/46 (Call 04/01/46)	50	49,748
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	3,349	3,322,108
2.85%, 01/31/23 (Call 10/31/22)	650	614,491
3.60%, 11/01/24 (Call 08/01/24)	3,743	3,582,126
3.65%, 06/01/22 (Call 03/01/22)	2,613	2,583,839
3.85%, 10/15/23 (Call 07/15/23)	1,710	1,680,622
4.30%, 01/31/43 (Call 07/31/42)	50	42,300
4.50%, 12/15/26 (Call 09/15/26)	1,250	1,233,150
4.65%, 10/15/25 (Call 07/15/25)	3,375	3,390,829
4.70%, 06/15/44 (Call 12/15/43)	1,271	1,134,177
4.90%, 02/15/45 (Call 08/15/44)	1,285	1,184,320
5.00%, 02/01/21 (Call 11/01/20)	3,710	3,827,904
5.15%, 06/01/42 (Call 12/01/41)	2,055	1,939,160
6.65%, 01/15/37	1,009	1,108,558
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	1,435	1,400,144
5.00%, 03/15/27 (Call 09/15/26)	5,190	5,351,253
5.63%, 02/01/21 (Call 11/01/20)	9,350	9,811,142
5.63%, 04/15/23 (Call 01/15/23)	4,425	4,731,121
5.63%, 03/01/25 (Call 12/01/24)	8,203	8,768,351
5.75%, 05/15/24 (Call 02/15/24)	5,955	6,409,307
5.88%, 06/30/26 (Call 12/31/25)	4,786	5,191,613
6.25%, 03/15/22 (Call 12/15/21)	3,350	3,621,517
Southern Natural Gas Co. LLC, 8.00%, 03/01/32	930	1,209,325
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	2,865	2,931,554
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	2,110	1,971,331
3.50%, 03/15/25 (Call 12/15/24)	2,410	2,312,009
4.50%, 03/15/45 (Call 09/15/44)	3,560	3,400,049
4.60%, 06/15/21 (Call 03/15/21)	1,042	1,069,988
4.75%, 03/15/24 (Call 12/15/23)	585	603,077
5.95%, 09/25/43 (Call 03/25/43)	650	744,198
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	2,020	1,967,440
3.90%, 07/15/26 (Call 04/15/26)	1,240	1,168,068
4.00%, 10/01/27 (Call 07/01/27)	1,050	988,365
4.40%, 04/01/21 (Call 03/01/21)	10	10,215
4.65%, 02/15/22	2,236	2,296,215
5.30%, 04/01/44 (Call 10/01/43)	2,913	2,701,312
5.35%, 05/15/45 (Call 11/15/44)	1,737	1,627,291
5.40%, 10/01/47 (Call 04/01/47)	380	357,078
5.95%, 12/01/25 (Call 08/01/25)	500	536,300
6.10%, 02/15/42	1,700	1,722,287
6.85%, 02/15/40	290	316,921
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	1,585	1,508,286
4.38%, 03/13/25 (Call 12/13/24)	1,250	1,248,700
4.65%, 06/15/21 (Call 03/15/21)	1,030	1,050,816
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	2,935	3,489,862
Security	Par(000)	Value
Pipelines (continued)
Texas Eastern Transmission LP, 7.00%, 07/15/32	$ 190	$ 234,844
TransCanada PipeLines Ltd.
2.50%, 08/01/22	2,262	2,183,350
3.75%, 10/16/23 (Call 07/16/23)	2,175	2,193,031
3.80%, 10/01/20	1,536	1,558,794
4.25%, 05/15/28 (Call 02/15/28)	2,000	2,010,560
4.63%, 03/01/34 (Call 12/01/33)	3,709	3,757,143
4.75%, 05/15/38 (Call 11/15/37)	1,000	1,023,470
4.88%, 01/15/26 (Call 10/15/25)	2,945	3,102,175
5.00%, 10/16/43 (Call 04/16/43)	391	407,289
5.60%, 03/31/34	700	775,586
5.85%, 03/15/36	2,225	2,533,363
6.10%, 06/01/40	2,455	2,871,024
6.20%, 10/15/37	3,700	4,362,078
7.25%, 08/15/38	2,546	3,325,127
7.63%, 01/15/39	4,167	5,614,199
Transcontinental Gas Pipe Line Co. LLC
4.45%, 08/01/42 (Call 02/01/42)	5	4,871
4.60%, 03/15/48 (Call 09/15/47)(d)	800	782,608
5.40%, 08/15/41 (Call 02/15/41)	1,365	1,485,366
7.85%, 02/01/26 (Call 11/01/25)	3,765	4,623,646
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	40	39,730
4.50%, 03/15/28 (Call 12/15/27)	500	496,305
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	240	232,313
4.00%, 07/01/22 (Call 04/01/22)	4,000	3,988,440
4.50%, 03/01/28 (Call 12/01/27)	1,300	1,290,965
4.65%, 07/01/26 (Call 04/01/26)	1,100	1,106,655
5.38%, 06/01/21 (Call 03/01/21)	2,700	2,807,892
5.45%, 04/01/44 (Call 10/01/43)	335	336,266
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	2,165	2,129,840
3.60%, 03/15/22 (Call 01/15/22)	3,827	3,819,920
3.75%, 06/15/27 (Call 03/15/27)	3,275	3,105,289
3.90%, 01/15/25 (Call 10/15/24)	2,550	2,499,331
4.00%, 11/15/21 (Call 08/15/21)	2,597	2,632,034
4.00%, 09/15/25 (Call 06/15/25)	3,960	3,876,800
4.13%, 11/15/20 (Call 08/15/20)	3,855	3,917,991
4.30%, 03/04/24 (Call 12/04/23)	3,498	3,528,468
4.85%, 03/01/48 (Call 09/01/47)	225	220,012
4.90%, 01/15/45 (Call 07/15/44)	1,600	1,559,152
5.10%, 09/15/45 (Call 03/15/45)	1,010	1,016,302
5.25%, 03/15/20	2,095	2,167,277
5.40%, 03/04/44 (Call 09/04/43)	460	477,756
5.80%, 11/15/43 (Call 05/15/43)	1,378	1,492,650
6.30%, 04/15/40	5,263	5,997,873
		530,196,003
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	1,150	1,138,764
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	3,914	4,076,118
5.25%, 03/15/25 (Call 12/15/24)	3,055	3,250,887
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	1,477	1,480,116
4.25%, 08/15/23 (Call 05/15/23)	2,157	2,230,058
		12,175,943

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities Inc.
2.75%, 01/15/20 (Call 12/15/19)	$ 2,000	$ 1,987,080
3.45%, 04/30/25 (Call 02/28/25)	210	202,352
3.90%, 06/15/23 (Call 03/15/23)	1,500	1,511,790
3.95%, 01/15/28 (Call 10/15/27)	348	338,092
4.30%, 01/15/26 (Call 10/15/25)	40	40,236
4.50%, 07/30/29 (Call 04/30/29)	320	323,306
4.60%, 04/01/22 (Call 01/01/22)	2,050	2,125,276
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	100	99,947
3.63%, 11/15/27 (Call 08/15/27)	925	875,614
3.75%, 04/15/23 (Call 01/15/23)	3,000	3,005,670
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	550	532,879
American Tower Corp.
2.25%, 01/15/22	1,915	1,832,617
2.80%, 06/01/20 (Call 05/01/20)	1,215	1,205,523
3.00%, 06/15/23	1,145	1,100,334
3.13%, 01/15/27 (Call 10/15/26)	2,475	2,259,922
3.30%, 02/15/21 (Call 01/15/21)	1,423	1,422,160
3.38%, 10/15/26 (Call 07/15/26)	1,480	1,379,730
3.45%, 09/15/21	1,106	1,105,270
3.50%, 01/31/23	6,108	6,047,164
3.55%, 07/15/27 (Call 04/15/27)	3,430	3,220,873
3.60%, 01/15/28 (Call 10/15/27)	2,850	2,679,598
4.00%, 06/01/25 (Call 03/01/25)	4,683	4,623,011
4.40%, 02/15/26 (Call 11/15/25)	130	130,179
4.70%, 03/15/22	3,468	3,605,645
5.00%, 02/15/24	5,701	5,965,127
AvalonBay Communities Inc.
2.85%, 03/15/23 (Call 12/15/22)	500	486,405
2.90%, 10/15/26 (Call 07/15/26)	1,900	1,769,147
2.95%, 09/15/22 (Call 06/15/22)	2,100	2,058,588
2.95%, 05/11/26 (Call 02/11/26)	1,125	1,054,755
3.20%, 01/15/28 (Call 10/15/27)	2,150	2,027,966
3.35%, 05/15/27 (Call 02/15/27)	500	480,110
3.45%, 06/01/25 (Call 03/03/25)	1,915	1,874,459
3.50%, 11/15/25 (Call 08/15/25)	230	225,759
3.63%, 10/01/20 (Call 07/01/20)	365	369,577
3.95%, 01/15/21 (Call 10/15/20)	1,450	1,473,417
4.15%, 07/01/47 (Call 01/01/47)	500	484,860
4.20%, 12/15/23 (Call 09/16/23)	250	257,100
4.35%, 04/15/48 (Call 10/15/47)	1,950	1,944,949
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	2,313	2,091,230
3.13%, 09/01/23 (Call 06/01/23)	4,375	4,265,231
3.20%, 01/15/25 (Call 10/15/24)	680	650,032
3.65%, 02/01/26 (Call 11/03/25)	2,747	2,662,283
3.80%, 02/01/24 (Call 11/01/23)	3,088	3,084,233
3.85%, 02/01/23 (Call 11/01/22)	1,766	1,783,095
4.13%, 05/15/21 (Call 02/15/21)	1,745	1,783,948
5.63%, 11/15/20 (Call 08/15/20)	2,105	2,215,365
5.88%, 10/15/19 (Call 07/17/19)	3,375	3,488,501
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	1,900	1,821,568
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	277	268,612
3.88%, 08/15/22 (Call 06/15/22)	235	235,007
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
3.90%, 03/15/27 (Call 12/15/26)	$ 4,775	$ 4,536,918
4.13%, 06/15/26 (Call 03/15/26)	650	631,748
Camden Property Trust
2.95%, 12/15/22 (Call 02/02/22)	875	852,504
4.25%, 01/15/24 (Call 10/15/23)	1,150	1,175,507
4.63%, 06/15/21 (Call 03/15/21)	122	126,394
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	6,995	6,982,409
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	200	187,818
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	590	573,533
3.70%, 06/15/21 (Call 04/15/21)	2,740	2,730,739
5.00%, 07/01/25 (Call 04/01/25)	4,055	4,173,406
5.25%, 02/15/24 (Call 11/15/23)	710	737,172
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	1,576	1,516,254
3.15%, 07/15/23 (Call 06/15/23)	100	96,678
3.20%, 09/01/24 (Call 07/01/24)	1,420	1,355,546
3.40%, 02/15/21 (Call 01/15/21)	2,470	2,472,742
3.65%, 09/01/27 (Call 06/01/27)	5,145	4,859,041
3.70%, 06/15/26 (Call 03/15/26)	1,900	1,815,659
3.80%, 02/15/28 (Call 11/15/27)	400	380,872
4.00%, 03/01/27 (Call 12/01/26)	350	340,631
4.45%, 02/15/26 (Call 11/15/25)	2,150	2,161,545
4.75%, 05/15/47 (Call 11/15/46)	990	971,259
4.88%, 04/15/22	1,345	1,398,356
5.25%, 01/15/23	8,834	9,306,177
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	500	462,335
4.38%, 12/15/23 (Call 09/15/23)	500	512,820
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	740	707,003
4.25%, 02/01/26 (Call 11/01/25)	1,417	1,394,597
4.63%, 07/15/22 (Call 04/15/22)	250	257,815
4.70%, 06/01/27 (Call 03/01/27)(b)	650	656,942
Digital Realty Trust LP
2.75%, 02/01/23 (Call 01/01/23)	1,000	955,820
3.40%, 10/01/20 (Call 09/01/20)	1,000	1,003,020
3.63%, 10/01/22 (Call 07/01/22)	3,350	3,344,841
3.70%, 08/15/27 (Call 06/15/27)	650	617,981
3.95%, 07/01/22 (Call 05/01/22)	850	862,121
4.75%, 10/01/25 (Call 07/01/25)	1,300	1,347,047
5.25%, 03/15/21 (Call 12/15/20)	1,858	1,946,348
Duke Realty LP
3.38%, 12/15/27 (Call 09/15/27)	2,920	2,740,186
3.88%, 02/15/21 (Call 12/15/20)	850	862,920
3.88%, 10/15/22 (Call 07/15/22)	1,800	1,823,328
4.38%, 06/15/22 (Call 03/15/22)	2,875	2,969,961
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	1,000	992,970
4.50%, 06/01/27 (Call 03/01/27)	2,100	2,012,325
4.75%, 12/15/26 (Call 09/15/26)	2,475	2,428,346
4.95%, 04/15/28 (Call 01/15/28)	1,000	976,220
5.75%, 08/15/22 (Call 05/15/22)	915	968,180
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	346	344,011
2.85%, 11/01/26 (Call 08/01/26)	1,775	1,658,524
3.00%, 04/15/23 (Call 01/15/23)	211	206,719
3.25%, 08/01/27 (Call 05/01/27)	500	477,030

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
3.38%, 06/01/25 (Call 03/01/25)	$ 8	$ 7,835
3.50%, 03/01/28 (Call 12/01/27)	1,325	1,283,819
4.00%, 08/01/47 (Call 02/01/47)	250	236,560
4.50%, 07/01/44 (Call 01/01/44)	2,645	2,692,398
4.50%, 06/01/45 (Call 12/01/44)	720	732,571
4.63%, 12/15/21 (Call 09/15/21)	1,820	1,893,273
4.75%, 07/15/20 (Call 04/15/20)	5,915	6,094,934
Essex Portfolio LP
3.38%, 01/15/23 (Call 10/15/22)	220	216,610
3.38%, 04/15/26 (Call 01/15/26)	350	333,361
3.63%, 08/15/22 (Call 05/15/22)	750	749,963
3.63%, 05/01/27 (Call 02/01/27)	1,400	1,345,316
3.88%, 05/01/24 (Call 02/01/24)	995	993,269
4.50%, 03/15/48 (Call 09/15/47)	1,100	1,079,507
5.20%, 03/15/21 (Call 12/15/20)	465	486,418
Federal Realty Investment Trust
3.25%, 07/15/27 (Call 04/15/27)	1,150	1,081,207
4.50%, 12/01/44 (Call 06/01/44)	185	188,534
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	1,425	1,356,842
3.88%, 08/15/24 (Call 05/15/24)	2,414	2,373,276
4.00%, 12/01/22 (Call 10/01/22)	1,475	1,485,561
4.00%, 06/01/25 (Call 03/01/25)	3,617	3,559,960
4.25%, 11/15/23 (Call 08/15/23)	8,693	8,790,883
5.38%, 02/01/21 (Call 11/03/20)	603	629,261
6.75%, 02/01/41 (Call 08/01/40)	240	302,885
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	565	531,501
3.75%, 04/15/23 (Call 01/15/23)	800	793,400
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	100	97,287
3.70%, 04/15/23 (Call 01/15/23)	2,500	2,479,500
3.75%, 07/01/27 (Call 04/01/27)	1,025	977,696
Highwoods Realty LP
3.63%, 01/15/23 (Call 10/15/22)	890	875,778
3.88%, 03/01/27 (Call 12/01/26)	2,000	1,938,180
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	750	684,053
4.25%, 02/15/21 (Call 11/15/20)	3,175	3,218,339
4.50%, 06/15/23 (Call 12/15/22)	4,423	4,485,143
4.50%, 03/15/25 (Call 09/15/24)	1,025	1,012,229
4.65%, 03/15/24 (Call 09/15/23)	1,125	1,132,020
5.00%, 08/15/22 (Call 02/15/22)	3,295	3,403,109
5.25%, 02/15/26 (Call 08/15/25)	750	766,253
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	500	492,200
5.25%, 03/15/22 (Call 12/15/21)	240	253,193
Series D, 3.75%, 10/15/23 (Call 07/15/22)	2,595	2,552,572
Series E, 4.00%, 06/15/25 (Call 03/15/25)	4,855	4,739,645
Series F, 4.50%, 02/01/26 (Call 11/01/25)	1,920	1,926,528
Hudson Pacific Properties LP, 3.95%, 11/01/27	125	117,915
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	3,025	2,913,135
4.25%, 08/15/29 (Call 05/15/29)	1,175	1,157,269
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	1,550	1,443,841
2.80%, 10/01/26 (Call 07/01/26)	2,675	2,378,984
3.13%, 06/01/23 (Call 03/01/23)	1,650	1,592,959
3.20%, 05/01/21 (Call 03/01/21)	1,494	1,485,499
3.30%, 02/01/25 (Call 12/01/24)	780	739,331
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
3.80%, 04/01/27 (Call 01/01/27)	$ 1,150	$ 1,099,354
4.25%, 04/01/45 (Call 10/01/44)	3,315	3,028,451
4.45%, 09/01/47 (Call 03/01/47)	675	635,661
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	1,050	1,076,103
4.75%, 10/01/20 (Call 07/01/20)	2,600	2,678,520
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	100	95,330
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	250	234,843
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	1,250	1,201,675
3.75%, 06/15/24 (Call 03/13/24)	775	766,506
4.30%, 10/15/23 (Call 07/15/23)	2,900	2,966,497
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)	220	215,646
3.50%, 10/15/27 (Call 07/15/27)	3,000	2,814,720
3.60%, 12/15/26 (Call 09/15/26)	450	428,306
3.90%, 06/15/24 (Call 03/15/24)	700	693,847
5.50%, 07/15/21 (Call 04/15/21)	2,200	2,324,300
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	1,570	1,564,364
4.50%, 01/15/25 (Call 10/15/24)	1,480	1,447,588
4.50%, 04/01/27 (Call 01/01/27)(b)	2,975	2,834,729
4.75%, 01/15/28 (Call 10/15/27)(b)	3,867	3,734,207
4.95%, 04/01/24 (Call 01/01/24)	1,900	1,933,896
5.25%, 01/15/26 (Call 10/15/25)	1,130	1,139,119
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	2,620	2,471,210
Piedmont Operating Partnership LP, 4.45%, 03/15/24 (Call 12/15/23)	850	859,962
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	1,845	1,748,396
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	735	735,860
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	275	252,654
3.25%, 10/15/22 (Call 07/15/22)	2,000	1,973,220
3.65%, 01/15/28 (Call 10/15/27)	1,800	1,730,034
3.88%, 07/15/24 (Call 04/15/24)	2,575	2,562,202
3.88%, 04/15/25 (Call 02/15/25)	650	642,837
4.13%, 10/15/26 (Call 07/15/26)	981	980,068
4.65%, 08/01/23 (Call 05/01/23)	3,000	3,125,130
4.65%, 03/15/47 (Call 09/15/46)	565	576,419
5.75%, 01/15/21 (Call 10/15/20)	75	79,139
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	450	449,127
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	220	210,903
3.75%, 06/15/24 (Call 03/15/24)	700	687,393
3.90%, 11/01/25 (Call 08/01/25)	105	103,374
4.40%, 02/01/47 (Call 08/01/46)	1,300	1,247,467
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,300	1,235,169
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 02/01/19)	200	204,352
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	1,475	1,469,189
4.15%, 02/01/22 (Call 12/01/21)	100	100,074
4.50%, 02/01/25 (Call 11/01/24)	2,325	2,273,478
Senior Housing Properties Trust
4.75%, 05/01/24 (Call 11/01/23)	990	994,703
4.75%, 02/15/28 (Call 08/15/27)	180	174,636
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	1,125	1,088,201
2.50%, 09/01/20 (Call 06/01/20)	155	153,169

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
2.50%, 07/15/21 (Call 04/15/21)	$ 1,230	$ 1,203,764
2.63%, 06/15/22 (Call 03/15/22)	1,647	1,600,472
2.75%, 02/01/23 (Call 12/01/22)	2,409	2,337,862
3.30%, 01/15/26 (Call 10/15/25)	2,015	1,943,427
3.38%, 10/01/24 (Call 07/01/24)	1,933	1,894,707
3.38%, 06/15/27 (Call 03/15/27)(b)	4,000	3,857,440
3.38%, 12/01/27 (Call 09/01/27)	275	262,556
3.50%, 09/01/25 (Call 06/01/25)	250	245,530
3.75%, 02/01/24 (Call 11/01/23)	1,777	1,784,730
4.13%, 12/01/21 (Call 09/01/21)	4,750	4,878,202
4.25%, 10/01/44 (Call 04/01/44)	700	681,835
4.25%, 11/30/46 (Call 05/30/46)	1,700	1,663,399
4.38%, 03/01/21 (Call 12/01/20)	9,609	9,904,861
4.75%, 03/15/42 (Call 09/15/41)	2,394	2,510,612
6.75%, 02/01/40 (Call 11/01/39)	1,700	2,207,025
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,150	1,120,825
SL Green Realty Corp., 4.50%, 12/01/22 (Call 09/01/22)	225	229,786
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	1,000	963,500
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	250	225,845
3.88%, 12/01/23 (Call 09/01/23)	640	631,411
UDR Inc.
3.50%, 07/01/27 (Call 04/01/27)	1,500	1,429,695
3.50%, 01/15/28 (Call 10/15/27)	350	332,147
3.70%, 10/01/20 (Call 07/01/20)	200	201,290
4.00%, 10/01/25 (Call 07/01/25)	350	348,429
4.63%, 01/10/22 (Call 10/10/21)	1,650	1,702,783
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	2,245	2,082,395
3.50%, 02/01/25 (Call 11/01/24)	550	531,586
3.75%, 05/01/24 (Call 02/01/24)	165	163,279
3.85%, 04/01/27 (Call 01/01/27)	950	915,544
4.13%, 01/15/26 (Call 10/15/25)	2,655	2,640,424
4.38%, 02/01/45 (Call 08/01/44)	30	28,258
5.70%, 09/30/43 (Call 03/30/43)	725	815,980
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	623	617,362
3.25%, 08/15/22 (Call 05/15/22)	125	123,044
4.25%, 03/01/22 (Call 12/01/21)	6,968	7,130,354
4.75%, 06/01/21 (Call 03/01/21)	3,520	3,636,406
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)	2,329	2,169,603
4.13%, 06/01/21 (Call 05/01/21)	1,550	1,575,141
4.60%, 02/06/24 (Call 11/06/23)	443	443,749
4.88%, 06/01/26 (Call 03/01/26)	4,022	4,013,353
Vornado Realty LP
3.50%, 01/15/25 (Call 11/15/24)	250	240,328
5.00%, 01/15/22 (Call 10/15/21)	2,100	2,188,326
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(b)	875	846,466
Washington REIT, 4.95%, 10/01/20 (Call 04/01/20)	1,500	1,536,870
Weingarten Realty Investors
3.25%, 08/15/26 (Call 05/15/26)	325	300,703
4.45%, 01/15/24 (Call 10/15/23)	900	920,808
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	250	248,805
4.00%, 06/01/25 (Call 03/01/25)	3,159	3,101,348
4.25%, 04/01/26 (Call 01/01/26)	1,075	1,067,421
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
4.25%, 04/15/28 (Call 01/15/28)	$ 1,000	$ 984,520
4.50%, 01/15/24 (Call 10/15/23)	563	574,913
4.95%, 01/15/21 (Call 10/15/20)	2,200	2,273,590
5.25%, 01/15/22 (Call 10/15/21)	4,328	4,553,662
6.13%, 04/15/20	650	683,365
6.50%, 03/15/41 (Call 09/15/40)	2,630	3,208,258
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	1,940	1,910,318
4.63%, 09/15/23	34	35,592
4.70%, 03/15/21 (Call 12/15/20)	1,750	1,810,235
6.88%, 12/15/33	2,986	3,707,179
6.95%, 10/01/27	460	553,523
7.38%, 03/15/32	2,361	3,048,948
WP Carey Inc.
4.00%, 02/01/25 (Call 12/01/24)	300	292,632
4.60%, 04/01/24 (Call 01/01/24)	1,434	1,457,389
		418,125,550
Retail — 0.7%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	1,250	1,284,625
4.50%, 12/01/23 (Call 09/01/23)	1,000	1,031,070
5.75%, 05/01/20	125	130,738
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	810	806,177
4.50%, 10/01/25 (Call 07/01/25)	4,420	4,442,012
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	750	726,983
3.13%, 07/15/23 (Call 04/15/23)	1,000	978,450
3.13%, 04/21/26 (Call 01/21/26)	745	695,286
3.25%, 04/15/25 (Call 01/15/25)	2,295	2,199,276
3.70%, 04/15/22 (Call 01/15/22)	950	959,453
3.75%, 06/01/27 (Call 03/01/27)	1,025	993,727
Bed Bath & Beyond Inc.
4.92%, 08/01/34 (Call 02/01/34)	2,830	2,254,689
5.17%, 08/01/44 (Call 02/01/44)	2,742	2,069,689
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	2,250	2,362,005
Costco Wholesale Corp.
1.70%, 12/15/19	6,140	6,057,601
1.75%, 02/15/20	675	664,571
2.15%, 05/18/21 (Call 04/18/21)	2,257	2,212,447
2.25%, 02/15/22	1,830	1,781,944
2.30%, 05/18/22 (Call 04/18/22)	1,757	1,710,633
2.75%, 05/18/24 (Call 03/18/24)	185	180,129
3.00%, 05/18/27 (Call 02/18/27)	2,410	2,316,588
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	1,400	1,359,386
4.55%, 02/15/48 (Call 08/15/47)	500	465,900
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	840	829,147
3.88%, 04/15/27 (Call 01/15/27)	2,550	2,482,094
4.13%, 05/01/28 (Call 02/01/28)	3,950	3,922,547
4.15%, 11/01/25 (Call 08/01/25)	1,100	1,111,440
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	3,000	2,952,180
Home Depot Inc. (The)
1.80%, 06/05/20	1,875	1,844,213
2.00%, 06/15/19 (Call 05/15/19)	2,271	2,259,372
2.00%, 04/01/21 (Call 03/01/21)	2,564	2,508,643
2.13%, 09/15/26 (Call 06/15/26)	1,969	1,769,875
2.63%, 06/01/22 (Call 05/01/22)	4,461	4,402,382
2.70%, 04/01/23 (Call 01/01/23)	1,977	1,945,328

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Retail (continued)
2.80%, 09/14/27 (Call 06/14/27)	$ 1,602	$ 1,505,784
3.00%, 04/01/26 (Call 01/01/26)	3,239	3,124,955
3.35%, 09/15/25 (Call 06/15/25)	3,640	3,608,150
3.50%, 09/15/56 (Call 03/15/56)	1,839	1,611,847
3.75%, 02/15/24 (Call 11/15/23)	4,375	4,477,769
3.90%, 06/15/47 (Call 12/15/46)	3,220	3,156,502
4.20%, 04/01/43 (Call 10/01/42)	2,920	2,982,809
4.25%, 04/01/46 (Call 10/01/45)	5,715	5,886,621
4.40%, 04/01/21 (Call 01/01/21)	4,381	4,541,301
4.40%, 03/15/45 (Call 09/15/44)	3,740	3,932,161
4.88%, 02/15/44 (Call 08/15/43)	2,560	2,868,429
5.40%, 09/15/40 (Call 03/15/40)	1,124	1,333,806
5.88%, 12/16/36	5,980	7,517,936
5.95%, 04/01/41 (Call 10/01/40)	3,425	4,334,920
Kohl's Corp.
4.25%, 07/17/25 (Call 04/17/25)	710	704,334
5.55%, 07/17/45 (Call 01/17/45)	1,797	1,728,570
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	4,270	3,934,036
3.10%, 05/03/27 (Call 02/03/27)	3,125	2,990,375
3.12%, 04/15/22 (Call 01/15/22)	2,600	2,612,896
3.13%, 09/15/24 (Call 06/15/24)	3,350	3,284,909
3.38%, 09/15/25 (Call 06/15/25)	2,928	2,893,098
3.70%, 04/15/46 (Call 10/15/45)	5,455	5,016,036
3.75%, 04/15/21 (Call 01/15/21)	3,000	3,064,020
3.80%, 11/15/21 (Call 08/15/21)	8,420	8,631,342
4.05%, 05/03/47 (Call 11/03/46)	4,090	3,961,819
4.38%, 09/15/45 (Call 03/15/45)	2,904	2,963,387
4.63%, 04/15/20 (Call 10/15/19)	5,725	5,868,812
4.65%, 04/15/42 (Call 10/15/41)	1,735	1,846,023
Macy's Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(b)	1,735	1,639,627
3.63%, 06/01/24 (Call 03/01/24)(b)	811	784,221
3.88%, 01/15/22 (Call 10/15/21)(b)	2,900	2,900,957
4.38%, 09/01/23 (Call 06/01/23)(b)	1,150	1,155,520
4.50%, 12/15/34 (Call 06/15/34)	1,965	1,688,721
6.90%, 04/01/29	1,445	1,562,045
McDonald's Corp.
2.20%, 05/26/20 (Call 04/26/20)	3,390	3,350,032
2.63%, 01/15/22	3,752	3,700,785
2.75%, 12/09/20 (Call 11/09/20)	2,286	2,281,154
3.35%, 04/01/23 (Call 03/01/23)	885	887,708
3.38%, 05/26/25 (Call 02/26/25)	1,933	1,906,228
3.50%, 03/01/27 (Call 12/01/26)	3,050	3,000,925
3.63%, 05/20/21	1,008	1,025,892
3.63%, 05/01/43	625	556,425
3.70%, 01/30/26 (Call 10/30/25)	7,380	7,394,539
3.70%, 02/15/42	2,676	2,421,994
3.80%, 04/01/28 (Call 01/01/28)	1,320	1,324,066
4.45%, 03/01/47 (Call 09/01/46)	2,350	2,379,469
4.60%, 05/26/45 (Call 11/26/44)	2,775	2,850,841
4.70%, 12/09/35 (Call 06/09/35)	990	1,054,479
4.88%, 07/15/40	175	188,319
4.88%, 12/09/45 (Call 06/09/45)	3,443	3,686,971
6.30%, 10/15/37	2,035	2,545,032
6.30%, 03/01/38	2,628	3,301,977
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	2,120	2,152,796
4.00%, 03/15/27 (Call 12/15/26)(b)	1,490	1,432,352
4.75%, 05/01/20	4,755	4,875,206
Security	Par(000)	Value
Retail (continued)
5.00%, 01/15/44 (Call 07/15/43)	$ 1,678	$ 1,545,623
6.95%, 03/15/28	2,475	2,768,857
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	780	752,926
3.80%, 09/01/22 (Call 06/01/22)	200	202,842
3.85%, 06/15/23 (Call 03/15/23)	1,750	1,770,143
4.63%, 09/15/21 (Call 06/15/21)(b)	1,190	1,237,350
4.88%, 01/14/21 (Call 10/14/20)	10	10,388
QVC Inc.
4.38%, 03/15/23	6,173	6,142,629
4.45%, 02/15/25 (Call 11/15/24)	800	777,096
4.85%, 04/01/24	1,575	1,593,002
5.13%, 07/02/22	7,990	8,271,887
5.45%, 08/15/34 (Call 02/15/34)	2,295	2,133,960
5.95%, 03/15/43	415	402,787
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	3,340	3,272,031
2.20%, 11/22/20	955	940,207
2.45%, 06/15/26 (Call 03/15/26)	1,765	1,634,125
3.10%, 03/01/23 (Call 02/01/23)	1,838	1,831,052
3.50%, 03/01/28 (Call 12/01/27)	1,100	1,093,917
3.75%, 12/01/47 (Call 06/01/47)	2,050	1,951,826
3.85%, 10/01/23 (Call 07/01/23)	1,878	1,936,988
4.30%, 06/15/45 (Call 12/10/44)	1,020	1,061,269
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	1,470	1,428,032
4.13%, 07/15/27 (Call 04/15/27)	2,355	2,276,649
4.25%, 04/01/25 (Call 01/01/25)	1,005	993,091
Target Corp.
2.30%, 06/26/19	1,473	1,468,935
2.50%, 04/15/26(b)	2,350	2,168,392
2.90%, 01/15/22	3,410	3,408,056
3.50%, 07/01/24	6,082	6,139,961
3.63%, 04/15/46	8,615	7,767,542
3.88%, 07/15/20	910	931,376
3.90%, 11/15/47 (Call 05/15/47)	2,425	2,287,527
4.00%, 07/01/42	2,708	2,617,255
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	7,880	7,063,947
2.50%, 05/15/23 (Call 02/15/23)	1,225	1,183,191
Walgreen Co.
3.10%, 09/15/22	2,965	2,916,759
4.40%, 09/15/42	450	414,270
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	4,740	4,735,023
3.30%, 11/18/21 (Call 09/18/21)	2,950	2,950,620
3.45%, 06/01/26 (Call 03/01/26)	4,036	3,821,688
3.80%, 11/18/24 (Call 08/18/24)	2,633	2,615,754
4.50%, 11/18/34 (Call 05/18/34)	4,213	4,081,976
4.65%, 06/01/46 (Call 12/01/45)	370	353,076
4.80%, 11/18/44 (Call 05/18/44)	5,912	5,758,229
Walmart Inc.
1.75%, 10/09/19	620	614,017
1.90%, 12/15/20	6,455	6,339,972
2.35%, 12/15/22 (Call 11/15/22)	6,350	6,175,946
2.55%, 04/11/23 (Call 01/11/23)	3,935	3,840,521
2.65%, 12/15/24 (Call 10/15/24)	4,000	3,868,480
3.30%, 04/22/24 (Call 01/22/24)	5,551	5,588,358
3.63%, 07/08/20	3,119	3,183,283
3.63%, 12/15/47 (Call 06/15/47)	3,955	3,791,935

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Retail (continued)
4.00%, 04/11/43 (Call 10/11/42)	$ 7,787	$ 7,851,710
4.30%, 04/22/44 (Call 10/22/43)	3,955	4,181,938
5.00%, 10/25/40	2,100	2,433,942
5.25%, 09/01/35	995	1,179,184
5.63%, 04/15/41	240	299,623
5.88%, 04/05/27	55	64,909
		384,267,600
Savings & Loans — 0.0%
First Niagara Financial Group Inc.
6.75%, 03/19/20	5,000	5,303,150
7.25%, 12/15/21	2,500	2,799,200
People's United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	4,100	4,119,311
		12,221,661
Semiconductors — 0.4%
Altera Corp., 4.10%, 11/15/23	1,075	1,120,720
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,603	1,559,446
2.95%, 01/12/21	3,345	3,333,092
3.50%, 12/05/26 (Call 09/05/26)	2,086	2,012,594
3.90%, 12/15/25 (Call 09/15/25)	2,906	2,898,619
4.50%, 12/05/36 (Call 06/05/36)	400	398,488
5.30%, 12/15/45 (Call 06/15/45)	325	358,660
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	1,285	1,276,301
3.30%, 04/01/27 (Call 01/01/27)	7,391	7,219,233
3.90%, 10/01/25 (Call 07/01/25)	1,865	1,908,995
4.30%, 06/15/21	1,250	1,295,575
4.35%, 04/01/47 (Call 10/01/46)	2,485	2,553,462
5.10%, 10/01/35 (Call 04/01/35)	1,400	1,569,064
5.85%, 06/15/41	2,312	2,795,046
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	4,100	3,974,745
2.38%, 01/15/20	10,615	10,488,257
2.65%, 01/15/23 (Call 12/15/22)	3,660	3,476,671
3.00%, 01/15/22 (Call 12/15/21)	12,225	11,934,167
3.13%, 01/15/25 (Call 11/15/24)	3,415	3,181,448
3.50%, 01/15/28 (Call 10/15/27)	1,640	1,511,014
3.63%, 01/15/24 (Call 11/15/23)	4,905	4,775,655
3.88%, 01/15/27 (Call 10/15/26)	11,860	11,337,567
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	173	167,397
1.85%, 05/11/20	1,895	1,868,849
2.35%, 05/11/22 (Call 04/11/22)	1,500	1,463,955
2.45%, 07/29/20	2,750	2,735,947
2.60%, 05/19/26 (Call 02/19/26)	2,500	2,345,800
2.70%, 12/15/22	4,834	4,770,820
2.88%, 05/11/24 (Call 03/11/24)	2,446	2,385,461
3.10%, 07/29/22	1,947	1,952,724
3.15%, 05/11/27 (Call 02/11/27)	2,375	2,312,442
3.30%, 10/01/21	8,753	8,854,622
3.70%, 07/29/25 (Call 04/29/25)	6,160	6,256,835
3.73%, 12/08/47 (Call 06/08/47)(d)	13,768	13,177,215
4.00%, 12/15/32	805	831,323
4.10%, 05/19/46 (Call 11/19/45)	3,430	3,495,547
4.10%, 05/11/47 (Call 11/11/46)	2,425	2,472,263
4.25%, 12/15/42	240	249,413
4.90%, 07/29/45 (Call 01/29/45)	1,060	1,213,011
Security	Par(000)	Value
Semiconductors (continued)
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	$ 190	$ 190,771
4.13%, 11/01/21 (Call 09/01/21)	950	972,230
4.65%, 11/01/24 (Call 08/01/24)	3,015	3,137,198
5.65%, 11/01/34 (Call 07/01/34)	905	987,961
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	690	687,544
2.80%, 06/15/21 (Call 05/15/21)	3,793	3,746,915
3.80%, 03/15/25 (Call 12/15/24)	1,315	1,316,473
Maxim Integrated Products Inc.
3.38%, 03/15/23 (Call 12/15/22)	4,307	4,251,569
3.45%, 06/15/27 (Call 03/15/27)	335	320,190
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	620	603,905
3.20%, 09/16/26 (Call 06/16/26)	1,490	1,439,802
QUALCOMM Inc.
2.10%, 05/20/20	1,810	1,808,299
2.25%, 05/20/20	3,580	3,528,913
2.60%, 01/30/23 (Call 12/30/22)	6,870	6,573,697
2.90%, 05/20/24 (Call 03/20/24)	2,525	2,392,463
3.00%, 05/20/22	5,846	5,754,101
3.25%, 05/20/27 (Call 02/20/27)	5,410	5,094,110
3.45%, 05/20/25 (Call 02/20/25)	6,135	5,941,563
4.30%, 05/20/47 (Call 11/20/46)	2,120	2,001,556
4.65%, 05/20/35 (Call 11/20/34)	4,560	4,650,197
4.80%, 05/20/45 (Call 11/20/44)	4,105	4,183,898
Texas Instruments Inc.
1.65%, 08/03/19	365	361,226
1.75%, 05/01/20 (Call 04/01/20)	2,150	2,110,655
2.63%, 05/15/24 (Call 03/15/24)	825	791,588
2.75%, 03/12/21 (Call 02/12/21)	1,891	1,887,313
2.90%, 11/03/27 (Call 08/03/27)	1,365	1,296,559
4.15%, 05/15/48 (Call 11/15/47)	2,000	2,088,180
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	1,484	1,419,787
3.00%, 03/15/21	1,665	1,653,495
		208,724,601
Software — 0.7%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	1,820	1,766,947
2.60%, 06/15/22 (Call 05/15/22)	5	4,846
3.40%, 09/15/26 (Call 06/15/26)	1,700	1,634,737
3.40%, 06/15/27 (Call 03/15/27)	250	239,373
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	1,411	1,396,946
4.75%, 02/01/20	390	402,772
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	1,505	1,429,283
3.60%, 12/15/22 (Call 09/15/22)	2,000	1,995,680
4.38%, 06/15/25 (Call 03/15/25)	6,655	6,772,328
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,175	1,119,928
3.95%, 09/01/20	1,752	1,779,979
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	1,700	1,702,873
4.50%, 08/15/23 (Call 05/15/23)	3,210	3,309,093
4.70%, 03/15/27 (Call 12/15/26)	1,275	1,291,792
5.38%, 12/01/19	828	856,020
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	1,100	1,122,792

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Software (continued)
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	$ 2,405	$ 2,348,891
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	1,330	1,348,793
4.80%, 03/01/26 (Call 12/01/25)	1,845	1,964,058
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	400	386,296
3.00%, 08/15/26 (Call 05/15/26)	1,075	991,687
3.50%, 04/15/23 (Call 01/15/23)	4,349	4,309,294
3.63%, 10/15/20 (Call 09/15/20)	2,192	2,218,041
3.88%, 06/05/24 (Call 03/05/24)	100	100,169
4.50%, 10/15/22 (Call 08/15/22)	1,007	1,044,984
4.50%, 08/15/46 (Call 02/15/46)	1,730	1,630,560
5.00%, 10/15/25 (Call 07/15/25)	8,836	9,352,287
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	550	546,612
3.50%, 10/01/22 (Call 07/01/22)	2,300	2,303,519
3.85%, 06/01/25 (Call 03/01/25)	70	70,176
4.75%, 06/15/21	1,000	1,044,370
Microsoft Corp.
1.10%, 08/08/19	6,965	6,855,789
1.55%, 08/08/21 (Call 07/08/21)	5,745	5,523,645
1.85%, 02/06/20	2,375	2,348,424
1.85%, 02/12/20 (Call 01/12/20)	6,203	6,133,588
2.00%, 11/03/20 (Call 10/03/20)	6,768	6,665,668
2.00%, 08/08/23 (Call 06/08/23)	4,561	4,327,249
2.13%, 11/15/22	1,950	1,884,655
2.38%, 02/12/22 (Call 01/12/22)	7,415	7,281,752
2.38%, 05/01/23 (Call 02/01/23)	1,700	1,648,218
2.40%, 02/06/22 (Call 01/06/22)	4,770	4,682,852
2.40%, 08/08/26 (Call 05/08/26)	7,499	6,960,047
2.65%, 11/03/22 (Call 09/03/22)	4,335	4,280,596
2.70%, 02/12/25 (Call 11/12/24)	8,035	7,750,240
2.88%, 02/06/24 (Call 12/06/23)	13,547	13,332,822
3.00%, 10/01/20	900	907,434
3.13%, 11/03/25 (Call 08/03/25)	7,885	7,771,377
3.30%, 02/06/27 (Call 11/06/26)	4,739	4,695,117
3.45%, 08/08/36 (Call 02/08/36)	2,165	2,092,191
3.50%, 02/12/35 (Call 08/12/34)	8,680	8,489,040
3.50%, 11/15/42	4,907	4,629,558
3.63%, 12/15/23 (Call 09/15/23)	2,710	2,777,723
3.70%, 08/08/46 (Call 02/08/46)	6,658	6,474,106
3.75%, 05/01/43 (Call 11/01/42)	360	353,200
3.75%, 02/12/45 (Call 08/12/44)	6,006	5,893,027
3.95%, 08/08/56 (Call 02/08/56)	5,595	5,528,699
4.00%, 02/08/21	4,075	4,207,356
4.00%, 02/12/55 (Call 08/12/54)	2,521	2,521,630
4.10%, 02/06/37 (Call 08/06/36)	6,699	7,041,252
4.20%, 06/01/19	4,810	4,892,588
4.20%, 11/03/35 (Call 05/03/35)	5,178	5,508,201
4.45%, 11/03/45 (Call 05/03/45)	7,996	8,745,785
4.50%, 10/01/40	2,540	2,780,767
4.50%, 02/06/57 (Call 08/06/56)	3,365	3,674,210
4.75%, 11/03/55 (Call 05/03/55)	4,605	5,224,603
4.88%, 12/15/43 (Call 06/15/43)	1,330	1,527,678
5.20%, 06/01/39	2,925	3,467,090
5.30%, 02/08/41	1,778	2,154,883
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	6,035	6,428,060
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	11,477	11,103,768
2.25%, 10/08/19	4,164	4,148,260
Security	Par(000)	Value
Software (continued)
2.40%, 09/15/23 (Call 07/15/23)	$ 4,695	$ 4,499,970
2.50%, 05/15/22 (Call 03/15/22)	8,950	8,769,478
2.50%, 10/15/22	9,892	9,650,536
2.63%, 02/15/23 (Call 01/15/23)	5,250	5,132,347
2.65%, 07/15/26 (Call 04/15/26)	8,745	8,161,708
2.80%, 07/08/21	1,750	1,744,785
2.95%, 11/15/24 (Call 09/15/24)	14,395	14,006,479
2.95%, 05/15/25 (Call 02/15/25)	5,361	5,174,384
3.25%, 11/15/27 (Call 08/15/27)	3,625	3,518,497
3.25%, 05/15/30 (Call 02/15/30)	7,298	7,013,013
3.40%, 07/08/24 (Call 04/08/24)	2,418	2,419,741
3.63%, 07/15/23	675	688,291
3.80%, 11/15/37 (Call 05/15/37)	284	277,707
3.85%, 07/15/36 (Call 01/15/36)	3,053	3,010,624
3.88%, 07/15/20	768	787,630
3.90%, 05/15/35 (Call 11/15/34)	2,262	2,254,400
4.00%, 07/15/46 (Call 01/15/46)	8,126	7,966,812
4.00%, 11/15/47 (Call 05/15/47)	1,035	1,015,107
4.13%, 05/15/45 (Call 11/15/44)	4,324	4,308,261
4.30%, 07/08/34 (Call 01/08/34)	5,053	5,288,975
4.38%, 05/15/55 (Call 11/15/54)	5,080	5,118,303
4.50%, 07/08/44 (Call 01/08/44)	577	609,497
5.00%, 07/08/19	6,845	7,030,157
5.38%, 07/15/40	13,240	15,627,304
6.13%, 07/08/39	3,240	4,118,332
6.50%, 04/15/38	3,575	4,693,045
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	5,000	4,986,300
VMware Inc.
2.30%, 08/21/20	2,970	2,901,363
2.95%, 08/21/22 (Call 07/21/22)	3,762	3,620,248
3.90%, 08/21/27 (Call 05/21/27)	3,015	2,831,145
		406,422,713
Telecommunications — 1.3%
America Movil SAB de CV
3.13%, 07/16/22	4,150	4,087,211
4.38%, 07/16/42(b)	3,450	3,400,838
5.00%, 10/16/19	150	154,032
5.00%, 03/30/20	7,950	8,198,279
6.13%, 11/15/37	2,500	2,933,025
6.13%, 03/30/40	2,010	2,385,569
6.38%, 03/01/35	998	1,191,712
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	6,764	6,681,953
2.63%, 12/01/22 (Call 09/01/22)	6,290	6,013,743
2.80%, 02/17/21 (Call 01/17/21)	4,650	4,595,595
3.00%, 02/15/22	3,059	3,009,261
3.00%, 06/30/22 (Call 04/30/22)	12,256	11,968,229
3.20%, 03/01/22 (Call 02/01/22)	1,560	1,542,263
3.40%, 05/15/25 (Call 02/15/25)	11,347	10,839,789
3.60%, 02/17/23 (Call 12/17/22)	3,439	3,417,781
3.80%, 03/15/22	3,021	3,042,600
3.80%, 03/01/24 (Call 01/01/24)	1,311	1,302,072
3.88%, 08/15/21	7,070	7,184,463
3.90%, 03/11/24 (Call 12/11/23)	5,714	5,716,114
3.95%, 01/15/25 (Call 10/15/24)	3,750	3,713,175
4.10%, 02/15/28 (Call 11/15/27)(d)	5,800	5,641,312
4.13%, 02/17/26 (Call 11/17/25)	7,230	7,164,424
4.25%, 03/01/27 (Call 12/01/26)	4,630	4,601,201
4.30%, 02/15/30 (Call 11/15/29)(d)	5,750	5,555,535
4.30%, 12/15/42 (Call 06/15/42)	5,561	4,915,702

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Telecommunications (continued)
4.35%, 06/15/45 (Call 12/15/44)	$ 12,507	$ 10,945,626
4.45%, 05/15/21	7,899	8,148,292
4.45%, 04/01/24 (Call 01/01/24)	3,209	3,286,722
4.50%, 05/15/35 (Call 11/15/34)	4,085	3,873,724
4.50%, 03/09/48 (Call 09/09/47)	20,367	18,093,635
4.55%, 03/09/49 (Call 09/09/48)	11,622	10,365,662
4.60%, 02/15/21 (Call 11/15/20)	12,292	12,695,792
4.75%, 05/15/46 (Call 11/15/45)	9,842	9,094,697
4.80%, 06/15/44 (Call 12/15/43)	7,855	7,292,111
5.00%, 03/01/21	9,165	9,573,667
5.15%, 03/15/42	5,866	5,794,552
5.15%, 11/15/46 (Call 05/15/46)(d)	7,079	6,927,014
5.20%, 03/15/20	5,080	5,268,976
5.25%, 03/01/37 (Call 09/01/36)	3,500	3,559,990
5.35%, 09/01/40	5,272	5,355,139
5.45%, 03/01/47 (Call 09/01/46)	2,035	2,074,438
5.55%, 08/15/41	4,080	4,185,958
5.65%, 02/15/47 (Call 08/15/46)	4,565	4,772,890
5.70%, 03/01/57 (Call 09/01/56)	1,463	1,515,112
5.88%, 10/01/19	4,025	4,182,418
6.00%, 08/15/40 (Call 05/15/40)	3,096	3,384,392
6.35%, 03/15/40	650	733,577
6.38%, 03/01/41	5,825	6,564,600
6.55%, 02/15/39	75	87,372
7.13%, 03/15/26(d)	3,825	4,430,574
Bell Canada Inc., 4.46%, 04/01/48 (Call 10/01/47)	565	569,831
British Telecommunications PLC, 9.13%, 12/15/30	8,968	12,869,259
Cisco Systems Inc.
1.40%, 09/20/19	1,050	1,033,778
1.85%, 09/20/21 (Call 08/20/21)	4,050	3,911,288
2.20%, 02/28/21	3,756	3,693,913
2.20%, 09/20/23 (Call 07/20/23)	2,250	2,136,015
2.45%, 06/15/20	11,625	11,574,664
2.50%, 09/20/26 (Call 06/20/26)	3,278	3,044,869
2.60%, 02/28/23	2,000	1,950,720
2.90%, 03/04/21	1,010	1,011,545
2.95%, 02/28/26	5,049	4,860,167
3.00%, 06/15/22	764	763,251
3.50%, 06/15/25	5,015	5,056,875
3.63%, 03/04/24	3,550	3,613,261
4.45%, 01/15/20	6,095	6,271,938
5.50%, 01/15/40	4,316	5,265,563
5.90%, 02/15/39	3,630	4,578,011
Deutsche Telekom International Finance BV
6.00%, 07/08/19	450	465,480
8.75%, 06/15/30	10,497	14,524,699
9.25%, 06/01/32	100	146,283
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(h)	1,000	981,440
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	75	74,836
4.35%, 06/15/25 (Call 03/15/25)	500	500,810
4.50%, 03/15/24	1,945	1,989,735
4.60%, 03/15/21	1,900	1,958,881
5.95%, 03/15/41	1,490	1,526,267
Koninklijke KPN NV, 8.38%, 10/01/30	455	606,115
Motorola Solutions Inc.
3.50%, 09/01/21	2,030	2,020,621
3.50%, 03/01/23	2,262	2,208,549
3.75%, 05/15/22	1,865	1,860,990
Security	Par(000)	Value
Telecommunications (continued)
4.00%, 09/01/24	$ 1,506	$ 1,493,139
4.60%, 02/23/28 (Call 11/23/27)	1,100	1,103,212
5.50%, 09/01/44	850	827,994
7.50%, 05/15/25	1,175	1,389,684
Orange SA
1.63%, 11/03/19	2,295	2,254,401
4.13%, 09/14/21	1,850	1,905,389
5.38%, 07/08/19	5,643	5,801,681
5.38%, 01/13/42	2,556	2,841,275
5.50%, 02/06/44 (Call 08/06/43)	390	442,194
9.00%, 03/01/31	9,082	12,937,400
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	2,600	2,407,912
3.00%, 03/15/23 (Call 12/15/22)	650	638,333
3.63%, 12/15/25 (Call 09/15/25)	1,015	999,034
4.10%, 10/01/23 (Call 07/01/23)	1,035	1,060,968
4.50%, 03/15/43 (Call 09/15/42)	1,530	1,530,643
5.00%, 03/15/44 (Call 09/15/43)	4,925	5,213,605
5.45%, 10/01/43 (Call 04/01/43)	1,975	2,207,181
7.50%, 08/15/38	965	1,321,886
Telefonica Emisiones SAU
4.10%, 03/08/27	3,965	3,875,232
4.57%, 04/27/23	980	1,020,141
4.67%, 03/06/38	1,850	1,772,226
4.90%, 03/06/48	1,000	954,190
5.13%, 04/27/20	5,200	5,396,040
5.21%, 03/08/47	8,325	8,296,362
5.46%, 02/16/21	3,463	3,657,759
5.88%, 07/15/19	1,000	1,032,630
7.05%, 06/20/36	8,075	9,988,290
Telefonica Europe BV, 8.25%, 09/15/30	1,697	2,260,132
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	2,195	2,019,246
3.70%, 09/15/27 (Call 06/15/27)	3,325	3,262,690
Verizon Communications Inc.
1.75%, 08/15/21	2,865	2,736,419
2.45%, 11/01/22 (Call 08/01/22)	3,725	3,571,567
2.63%, 08/15/26	8,775	7,914,524
2.95%, 03/15/22	21,593	21,224,407
3.00%, 11/01/21 (Call 09/01/21)	5,525	5,484,170
3.13%, 03/16/22	929	918,660
3.38%, 02/15/25	13,391	12,959,006
3.50%, 11/01/21	5,700	5,739,216
3.50%, 11/01/24 (Call 08/01/24)	4,767	4,681,861
3.85%, 11/01/42 (Call 05/01/42)	3,581	3,067,771
4.13%, 03/16/27	4,584	4,595,689
4.13%, 08/15/46	1,765	1,533,044
4.15%, 03/15/24 (Call 12/15/23)	4,823	4,926,598
4.27%, 01/15/36	2,744	2,562,512
4.40%, 11/01/34 (Call 05/01/34)	4,151	3,993,470
4.50%, 08/10/33	6,150	6,064,515
4.52%, 09/15/48	6,246	5,765,870
4.60%, 04/01/21	4,210	4,378,400
4.67%, 03/15/55	4,525	4,097,704
4.75%, 11/01/41	950	923,989
4.81%, 03/15/39	16,282	15,951,801
4.86%, 08/21/46	8,880	8,618,662
5.01%, 04/15/49	16,143	15,939,114
5.01%, 08/21/54	11,829	11,380,681
5.15%, 09/15/23	9,974	10,724,543

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Telecommunications (continued)
5.25%, 03/16/37	$ 2,273	$ 2,367,193
5.50%, 03/16/47	2,425	2,572,367
6.40%, 09/15/33	7,500	8,931,075
6.55%, 09/15/43	24,374	29,354,096
Vodafone Group PLC
2.50%, 09/26/22	4,505	4,320,160
2.95%, 02/19/23	4,105	3,979,100
3.75%, 01/16/24	2,850	2,837,289
4.13%, 05/30/25	1,920	1,919,520
4.38%, 03/16/21	285	293,715
4.38%, 05/30/28	8,800	8,777,912
4.38%, 02/19/43	6,411	5,835,933
5.00%, 05/30/38	2,560	2,553,907
5.25%, 05/30/48	3,705	3,751,238
5.45%, 06/10/19	245	251,848
6.15%, 02/27/37	2,160	2,429,050
6.25%, 11/30/32	135	154,319
7.88%, 02/15/30	1,193	1,518,820
		714,045,066
Textiles — 0.0%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	1,600	1,573,696
3.25%, 06/01/22 (Call 03/01/22)	3,370	3,351,903
3.70%, 04/01/27 (Call 01/01/27)	2,405	2,381,191
6.15%, 08/15/36	77	93,696
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	1,800	1,826,298
		9,226,784
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	205	204,567
3.50%, 09/15/27 (Call 06/15/27)	1,675	1,555,104
5.10%, 05/15/44 (Call 11/15/43)	2,469	2,353,920
6.35%, 03/15/40	370	414,163
		4,527,754
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	2,560	2,528,282
3.00%, 04/01/25 (Call 01/01/25)	805	779,151
3.05%, 09/01/22 (Call 06/01/22)	6,277	6,249,444
3.25%, 06/15/27 (Call 03/15/27)(b)	828	806,795
3.40%, 09/01/24 (Call 12/01/23)	5,225	5,214,916
3.60%, 09/01/20 (Call 06/01/20)	500	505,115
3.75%, 04/01/24 (Call 01/01/24)	1,625	1,650,854
3.85%, 09/01/23 (Call 06/01/23)	1,163	1,192,726
3.90%, 08/01/46 (Call 02/01/46)	1,135	1,092,449
4.05%, 06/15/48 (Call 12/15/47)	925	914,242
4.10%, 06/01/21 (Call 03/01/21)	426	437,378
4.13%, 06/15/47 (Call 12/15/46)	925	923,862
4.15%, 04/01/45 (Call 10/01/44)	4,222	4,226,433
4.38%, 09/01/42 (Call 03/01/42)	1,747	1,801,873
4.40%, 03/15/42 (Call 09/15/41)	1,315	1,361,577
4.45%, 03/15/43 (Call 09/15/42)	1,112	1,157,759
4.55%, 09/01/44 (Call 03/01/44)	3,560	3,736,861
4.70%, 10/01/19	2,430	2,490,896
4.70%, 09/01/45 (Call 03/01/45)	5,700	6,140,553
4.90%, 04/01/44 (Call 10/01/43)	3,555	3,923,796
4.95%, 09/15/41 (Call 03/15/41)	905	1,001,147
5.05%, 03/01/41 (Call 09/01/40)	855	958,703
Security	Par(000)	Value
Transportation (continued)
5.15%, 09/01/43 (Call 03/01/43)	$ 1,510	$ 1,726,881
5.40%, 06/01/41 (Call 12/01/40)	581	676,545
5.75%, 05/01/40 (Call 11/01/39)	845	1,032,489
6.15%, 05/01/37	3,548	4,435,781
6.20%, 08/15/36	285	359,547
7.95%, 08/15/30	470	643,726
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	1,060	1,015,724
2.40%, 02/03/20	1,185	1,177,866
2.75%, 03/01/26 (Call 12/01/25)	2,421	2,294,115
2.85%, 12/15/21 (Call 09/15/21)	950	942,942
2.95%, 11/21/24 (Call 08/21/24)	3,140	3,067,026
3.20%, 08/02/46 (Call 02/02/46)	3,477	3,026,902
3.50%, 11/15/42 (Call 05/14/42)	820	750,694
3.65%, 02/03/48 (Call 08/03/47)	900	845,658
4.50%, 11/07/43 (Call 05/07/43)	65	69,419
6.20%, 06/01/36	525	666,383
6.25%, 08/01/34	325	412,607
6.38%, 11/15/37	85	110,555
6.90%, 07/15/28	550	688,204
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	2,763	2,644,799
3.70%, 02/01/26 (Call 11/01/25)	600	592,494
4.00%, 06/01/28 (Call 03/01/28)	1,500	1,526,400
4.80%, 09/15/35 (Call 03/15/35)	390	418,205
4.80%, 08/01/45 (Call 02/01/45)	1,690	1,828,766
5.75%, 03/15/33	15	17,574
5.75%, 01/15/42	275	327,454
5.95%, 05/15/37	388	477,329
6.13%, 09/15/15 (Call 03/15/15)	590	729,346
7.13%, 10/15/31	4,145	5,338,428
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	2,725	2,478,796
3.25%, 06/01/27 (Call 03/01/27)	3,775	3,590,176
3.35%, 11/01/25 (Call 08/01/25)	3,055	2,966,558
3.40%, 08/01/24 (Call 05/01/24)	2,090	2,063,666
3.70%, 10/30/20 (Call 07/30/20)	825	837,062
3.70%, 11/01/23 (Call 08/01/23)	84	84,511
3.80%, 03/01/28 (Call 12/01/27)	3,180	3,146,419
3.80%, 11/01/46 (Call 05/01/46)	2,782	2,517,209
3.95%, 05/01/50 (Call 11/01/49)	4,660	4,219,910
4.10%, 03/15/44 (Call 09/15/43)	1,420	1,348,872
4.25%, 06/01/21 (Call 03/01/21)	1,050	1,080,534
4.25%, 11/01/66 (Call 05/01/66)	3,155	2,807,635
4.40%, 03/01/43 (Call 09/01/42)	225	223,810
4.50%, 08/01/54 (Call 02/01/54)	550	534,479
4.75%, 05/30/42 (Call 11/30/41)	2,155	2,267,879
6.00%, 10/01/36	5,465	6,563,246
6.15%, 05/01/37	355	432,805
6.22%, 04/30/40	600	739,470
FedEx Corp.
2.30%, 02/01/20	550	544,968
2.63%, 08/01/22	3,495	3,395,812
3.20%, 02/01/25	1,800	1,750,608
3.25%, 04/01/26 (Call 01/01/26)	2,410	2,320,252
3.30%, 03/15/27 (Call 12/15/26)	955	916,389
3.40%, 02/15/28 (Call 11/15/27)	1,050	1,007,979
3.88%, 08/01/42	475	434,644
3.90%, 02/01/35	2,945	2,801,461
4.00%, 01/15/24	1,850	1,893,864

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Transportation (continued)
4.05%, 02/15/48 (Call 08/15/47)	$ 1,185	$ 1,094,857
4.10%, 04/15/43	1,150	1,082,139
4.10%, 02/01/45	2,160	2,010,355
4.40%, 01/15/47 (Call 07/15/46)	2,380	2,311,480
4.55%, 04/01/46 (Call 10/01/45)	3,060	3,033,806
4.75%, 11/15/45 (Call 05/15/45)	5,485	5,591,080
4.90%, 01/15/34	2,000	2,120,660
5.10%, 01/15/44	3,295	3,530,098
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	1,140	1,131,689
3.85%, 03/15/24 (Call 12/15/23)	1,500	1,501,500
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	2,220	2,137,993
3.13%, 06/01/26 (Call 03/01/26)	820	762,936
4.30%, 05/15/43 (Call 11/15/42)	2,917	2,743,526
4.95%, 08/15/45 (Call 02/15/45)	1,700	1,752,683
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,300	1,287,182
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	2,525	2,480,459
2.90%, 06/15/26 (Call 03/15/26)	3,815	3,601,398
3.00%, 04/01/22 (Call 01/01/22)	2,360	2,339,751
3.15%, 06/01/27 (Call 03/01/27)	1,800	1,713,924
3.25%, 12/01/21 (Call 09/01/21)	3,120	3,129,079
3.85%, 01/15/24 (Call 10/15/23)	3,000	3,045,630
3.94%, 11/01/47 (Call 05/01/47)	2,109	1,992,836
3.95%, 10/01/42 (Call 04/01/42)	388	368,297
4.05%, 08/15/52 (Call 02/15/52)	46	43,487
4.15%, 02/28/48 (Call 08/28/47)	2,050	2,004,900
4.45%, 06/15/45 (Call 12/15/44)	1,261	1,284,240
4.65%, 01/15/46 (Call 07/15/45)	980	1,024,737
4.80%, 08/15/43 (Call 02/15/43)	51	53,595
4.84%, 10/01/41	5,952	6,382,865
7.80%, 05/15/27	50	65,082
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	628	606,761
2.45%, 09/03/19 (Call 08/03/19)	571	567,163
2.50%, 05/11/20 (Call 04/11/20)	656	648,279
2.50%, 09/01/22 (Call 08/01/22)	625	600,138
2.55%, 06/01/19 (Call 05/01/19)	850	847,085
2.65%, 03/02/20 (Call 02/20/20)	740	734,901
2.80%, 03/01/22 (Call 02/01/22)(b)	1,060	1,037,592
2.88%, 09/01/20 (Call 08/01/20)	870	863,962
3.40%, 03/01/23 (Call 02/01/23)	475	470,877
3.45%, 11/15/21 (Call 10/15/21)	355	355,742
Union Pacific Corp.
2.75%, 04/15/23 (Call 01/15/23)	1,025	1,002,214
2.75%, 03/01/26 (Call 12/01/25)	1,692	1,598,906
3.00%, 04/15/27 (Call 01/15/27)	2,610	2,490,175
3.25%, 01/15/25 (Call 10/01/24)	925	910,135
3.25%, 08/15/25 (Call 05/15/25)	3,060	3,007,368
3.35%, 08/15/46 (Call 02/15/46)	1,000	867,690
3.38%, 02/01/35 (Call 08/01/34)	490	453,647
3.60%, 09/15/37 (Call 03/15/37)	630	595,249
3.75%, 03/15/24 (Call 12/15/23)	2,990	3,042,295
3.80%, 10/01/51 (Call 04/01/51)	459	415,629
3.88%, 02/01/55 (Call 08/01/54)	2,525	2,291,842
4.00%, 02/01/21 (Call 11/01/20)	2,250	2,305,125
4.00%, 04/15/47 (Call 10/15/46)(b)	1,350	1,313,132
4.05%, 11/15/45 (Call 05/15/45)	1,025	1,000,267
4.05%, 03/01/46 (Call 09/01/45)	3,464	3,391,117
Security	Par(000)	Value
Transportation (continued)
4.10%, 09/15/67 (Call 03/15/67)	$ 623	$ 565,410
4.15%, 01/15/45 (Call 07/15/44)	1,250	1,239,888
4.16%, 07/15/22 (Call 04/15/22)	3,665	3,798,809
4.25%, 04/15/43 (Call 10/15/42)	2,700	2,723,490
4.30%, 06/15/42 (Call 12/15/41)	320	321,395
4.38%, 11/15/65 (Call 05/15/65)	1,393	1,323,838
4.75%, 09/15/41 (Call 03/15/41)	1,970	2,118,223
4.75%, 12/15/43 (Call 06/15/43)	650	688,539
4.82%, 02/01/44 (Call 08/01/43)	2,469	2,686,198
6.63%, 02/01/29	250	305,185
United Parcel Service Inc.
2.05%, 04/01/21	1,852	1,811,552
2.35%, 05/16/22 (Call 04/16/22)	1,675	1,632,505
2.40%, 11/15/26 (Call 08/15/26)	1,300	1,194,596
2.45%, 10/01/22	8,620	8,394,070
2.50%, 04/01/23 (Call 03/01/23)	1,100	1,065,900
3.05%, 11/15/27 (Call 08/15/27)	3,870	3,716,438
3.13%, 01/15/21	1,613	1,626,549
3.40%, 11/15/46 (Call 05/15/46)	2,445	2,174,021
3.63%, 10/01/42	590	551,172
3.75%, 11/15/47 (Call 05/15/47)	1,685	1,582,501
4.88%, 11/15/40 (Call 05/15/40)	622	693,654
6.20%, 01/15/38	3,860	4,918,296
United Parcel Service of America Inc., 8.38%, 04/01/30(c)	50	67,114
		278,146,583
Trucking & Leasing — 0.0%
GATX Corp.
2.50%, 07/30/19	462	458,974
2.60%, 03/30/20 (Call 02/28/20)(b)	202	199,843
3.25%, 03/30/25 (Call 12/30/24)	1,385	1,307,038
3.25%, 09/15/26 (Call 06/15/26)(b)	830	771,253
3.50%, 03/15/28 (Call 12/15/27)	805	749,205
3.85%, 03/30/27 (Call 12/30/26)	835	805,049
3.90%, 03/30/23	780	783,627
4.50%, 03/30/45 (Call 09/30/44)	400	377,252
4.55%, 11/07/28 (Call 08/07/28)	1,000	1,010,690
4.75%, 06/15/22	593	617,248
4.85%, 06/01/21	850	884,348
5.20%, 03/15/44 (Call 09/15/43)	900	954,135
		8,918,662
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	1,165	1,097,512
3.00%, 12/01/26 (Call 09/01/26)	295	280,017
3.40%, 03/01/25 (Call 12/01/24)	3,345	3,318,608
3.75%, 09/01/47 (Call 03/01/47)	1,850	1,731,785
3.85%, 03/01/24 (Call 12/01/23)	100	101,672
4.00%, 12/01/46 (Call 06/01/46)	480	471,139
4.30%, 12/01/42 (Call 06/01/42)	2,290	2,353,204
4.30%, 09/01/45 (Call 03/01/45)	1,125	1,155,172
6.59%, 10/15/37	615	812,169
		11,321,278
Total Corporate Bonds & Notes — 25.9% (Cost: $14,585,707,450)		14,345,448,442

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Foreign Government Obligations(i)
Canada — 0.3%
Canada Government International Bond, 2.00%, 11/15/22	$ 2,400	$ 2,324,256
Export Development Canada
1.00%, 06/15/18	330	329,914
1.00%, 09/13/19	6,090	5,980,258
1.38%, 10/21/21(b)	120	114,592
1.50%, 05/26/21	4,350	4,198,620
1.63%, 12/03/19(b)	4,600	4,540,246
1.63%, 01/17/20	4,205	4,145,499
1.75%, 08/19/19	1,540	1,527,295
1.75%, 07/21/20(b)	3,875	3,807,420
2.00%, 11/30/20(b)	2,825	2,780,139
2.00%, 05/17/22	3,750	3,635,212
2.50%, 01/24/23	270	265,880
Hydro-Quebec
8.05%, 07/07/24	500	623,735
8.50%, 12/01/29	400	567,328
9.50%, 11/15/30	8	12,565
Province of Alberta Canada
1.90%, 12/06/19	6,750	6,679,530
2.20%, 07/26/22	1,275	1,233,690
3.30%, 03/15/28	5,500	5,500,550
Province of British Columbia Canada
2.00%, 10/23/22	3,503	3,371,673
2.25%, 06/02/26	8,345	7,812,923
2.65%, 09/22/21	3,208	3,188,592
Province of Manitoba Canada
2.05%, 11/30/20	1,350	1,324,741
2.10%, 09/06/22	2,535	2,440,394
2.13%, 05/04/22	1,600	1,544,800
2.13%, 06/22/26	2,500	2,294,600
3.05%, 05/14/24(b)	950	942,476
Province of Nova Scotia Canada, 9.25%, 03/01/20	500	552,510
Province of Ontario Canada
1.25%, 06/17/19	240	236,938
1.65%, 09/27/19	21,150	20,903,602
1.88%, 05/21/20(b)	3,210	3,157,484
2.20%, 10/03/22	4,215	4,067,644
2.25%, 05/18/22	5,950	5,772,690
2.40%, 02/08/22	5,795	5,670,292
2.45%, 06/29/22(b)	1,950	1,904,506
2.50%, 09/10/21	5,869	5,786,834
2.50%, 04/27/26	12,310	11,704,471
2.55%, 02/12/21	6,120	6,071,713
3.20%, 05/16/24	1,580	1,582,086
4.00%, 10/07/19	1,900	1,935,530
4.40%, 04/14/20	2,320	2,391,781
Province of Quebec Canada
2.38%, 01/31/22	2,300	2,253,448
2.50%, 04/20/26	4,850	4,619,673
2.63%, 02/13/23	3,375	3,316,376
2.75%, 08/25/21	1,800	1,791,432
2.75%, 04/12/27	5,575	5,371,122
2.88%, 10/16/24	11,543	11,391,094
3.50%, 07/29/20	3,100	3,151,057
7.13%, 02/09/24	730	871,547
Series PD, 7.50%, 09/15/29	6,977	9,625,051
		185,315,809
Security	Par(000)	Value
Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22(b)	$ 2,470	$ 2,355,244
3.13%, 03/27/25	2,500	2,433,450
3.13%, 01/21/26	7,550	7,288,015
3.24%, 02/06/28 (Call 11/06/27)	2,925	2,808,585
3.25%, 09/14/21	4,749	4,752,087
3.63%, 10/30/42(b)	600	556,656
3.86%, 06/21/47	3,550	3,369,305
3.88%, 08/05/20	5,700	5,806,191
		29,369,533
Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	2,450	2,308,855
3.88%, 04/25/27 (Call 01/25/27)	5,500	5,282,695
4.00%, 02/26/24 (Call 11/26/23)	4,555	4,519,699
4.38%, 07/12/21	16,573	16,903,134
4.50%, 01/28/26 (Call 10/28/25)	3,250	3,292,900
5.00%, 06/15/45 (Call 12/15/44)	5,925	5,740,851
5.63%, 02/26/44 (Call 08/26/43)	5,747	6,043,603
6.13%, 01/18/41	5,616	6,249,148
7.38%, 09/18/37	7,525	9,348,307
8.13%, 05/21/24	1,580	1,902,367
10.38%, 01/28/33	3,380	5,182,588
11.75%, 02/25/20	1,675	1,909,048
		68,683,195
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26	2,000	2,460,040
Germany — 0.0%
FMS Wertmanagement
1.00%, 08/16/19	1,500	1,474,020
1.38%, 06/08/21	8,250	7,919,258
1.75%, 03/17/20(b)	7,200	7,093,584
2.00%, 08/01/22	3,075	2,975,216
2.75%, 03/06/23	300	298,257
		19,760,335
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	250	265,753
5.38%, 03/25/24	13,585	14,541,112
5.75%, 11/22/23	10,424	11,303,890
6.25%, 01/29/20	1,940	2,030,229
6.38%, 03/29/21	8,420	9,021,525
7.63%, 03/29/41	2,460	3,428,699
		40,591,208
Indonesia — 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	750	717,158
3.50%, 01/11/28(b)	1,900	1,779,407
4.35%, 01/11/48(b)	995	915,977
		3,412,542
Isreal — 0.0%
Israel Government International Bond
2.88%, 03/16/26	2,950	2,813,799
3.15%, 06/30/23	500	494,465
3.25%, 01/17/28	390	377,894
4.00%, 06/30/22	2,000	2,056,080

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Isreal (continued)
4.13%, 01/17/48	$ 250	$ 235,755
4.50%, 01/30/43	9,150	9,266,662
		15,244,655
Italy — 0.0%
Republic of Italy Government International Bond
5.38%, 06/15/33	4,241	4,478,920
6.88%, 09/27/23	9,315	10,286,555
		14,765,475
Japan — 0.2%
Japan Bank for International Cooperation
1.50%, 07/21/21	4,700	4,489,252
1.75%, 05/28/20	300	293,895
1.88%, 04/20/21	3,000	2,913,360
1.88%, 07/21/26	5,920	5,353,693
2.00%, 11/04/21	756	730,863
2.13%, 07/21/20	5,200	5,123,612
2.13%, 11/16/20	4,500	4,418,550
2.13%, 02/10/25	200	187,324
2.25%, 02/24/20	876	868,475
2.25%, 11/04/26	3,450	3,206,258
2.38%, 07/21/22	200	194,560
2.38%, 11/16/22	2,350	2,278,466
2.38%, 04/20/26	5,280	4,986,432
2.50%, 06/01/22	10,250	10,022,040
2.50%, 05/28/25	1,000	958,600
2.75%, 01/21/26	4,900	4,754,225
2.75%, 11/16/27	6,000	5,771,340
2.88%, 06/01/27	18,150	17,645,974
2.88%, 07/21/27	3,200	3,113,216
3.00%, 05/29/24	5,000	4,953,100
3.38%, 07/31/23	600	607,074
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	2,000	2,048,820
Japan International Cooperation Agency
2.13%, 10/20/26	220	201,540
2.75%, 04/27/27	500	478,030
		85,598,699
Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	6,525	6,515,604
3.60%, 01/30/25	7,060	6,813,959
3.63%, 03/15/22	18,448	18,365,906
3.75%, 01/11/28	5,945	5,585,506
4.00%, 10/02/23	11,098	11,128,408
4.13%, 01/21/26	6,770	6,713,809
4.15%, 03/28/27(b)	7,925	7,773,712
4.35%, 01/15/47	2,550	2,229,363
4.60%, 01/23/46	10,995	9,941,569
4.60%, 02/10/48	3,155	2,855,906
4.75%, 03/08/44	18,562	17,203,633
5.55%, 01/21/45	9,640	9,960,723
5.75%, 10/12/10	4,300	4,147,823
6.05%, 01/11/40	5,580	6,069,310
6.75%, 09/27/34	10,793	12,866,983
7.50%, 04/08/33	2,400	3,060,792
8.13%, 12/30/19	200	217,660
8.30%, 08/15/31	2,600	3,748,186
		135,198,852
Security	Par(000)	Value
Panama — 0.1%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	$ 3,700	$ 3,653,713
3.88%, 03/17/28 (Call 12/17/27)	7,650	7,527,676
4.00%, 09/22/24 (Call 06/24/24)	5,550	5,604,556
4.30%, 04/29/53	1,450	1,362,913
4.50%, 05/15/47	1,050	1,026,113
5.20%, 01/30/20	12,820	13,272,161
6.70%, 01/26/36	5,490	6,757,641
7.13%, 01/29/26	250	299,418
8.88%, 09/30/27	3,499	4,753,322
9.38%, 04/01/29	2,200	3,095,598
		47,353,111
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27(b)	4,770	4,876,133
5.63%, 11/18/50	10,532	12,196,477
6.55%, 03/14/37	2,653	3,326,464
7.35%, 07/21/25	3,320	4,054,583
8.75%, 11/21/33(b)	4,025	5,893,968
		30,347,625
Philippines — 0.2%
Philippine Government International Bond
3.70%, 03/01/41	4,780	4,478,669
3.70%, 02/02/42	1,094	1,024,126
3.95%, 01/20/40	10,750	10,435,240
4.00%, 01/15/21	19,100	19,426,610
4.20%, 01/21/24	18,600	19,072,440
5.00%, 01/13/37	3,150	3,427,137
5.50%, 03/30/26	1,550	1,718,485
6.38%, 01/15/32	2,150	2,605,112
6.38%, 10/23/34	11,081	13,665,532
6.50%, 01/20/20(b)	1,000	1,055,290
7.75%, 01/14/31	3,390	4,523,955
8.38%, 06/17/19	3,650	3,851,152
9.50%, 02/02/30	906	1,335,227
10.63%, 03/16/25	1,485	2,085,133
		88,704,108
Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	3,488	3,406,416
3.25%, 04/06/26	8,695	8,394,848
4.00%, 01/22/24	6,868	6,979,468
5.00%, 03/23/22	5,655	5,965,177
5.13%, 04/21/21	6,635	6,966,750
6.38%, 07/15/19	12,484	12,975,994
		44,688,653
South Korea — 0.1%
Export-Import Bank of Korea
1.50%, 10/21/19	1,250	1,224,250
2.13%, 02/11/21	5,000	4,837,000
2.25%, 01/21/20	2,450	2,416,092
2.38%, 04/21/27	5,000	4,447,700
2.63%, 12/30/20	1,000	983,850
2.63%, 05/26/26	1,250	1,146,300
2.88%, 01/21/25(b)	2,000	1,889,460
3.00%, 11/01/22	500	488,825
3.25%, 11/10/25	5,800	5,584,298
3.25%, 08/12/26	9,400	9,009,054
4.00%, 01/14/24	250	253,433

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
South Korea (continued)
4.38%, 09/15/21	$ 2,950	$ 3,032,688
5.00%, 04/11/22	2,950	3,103,400
5.13%, 06/29/20	450	466,943
Korea International Bond
2.75%, 01/19/27	500	473,855
3.88%, 09/11/23	1,400	1,438,290
4.13%, 06/10/44(b)	3,836	4,102,218
		44,897,656
Supranational — 1.5%
African Development Bank
1.13%, 09/20/19	1,485	1,459,948
1.25%, 07/26/21	3,005	2,869,625
1.38%, 02/12/20	1,825	1,790,197
1.88%, 03/16/20	2,800	2,767,240
2.13%, 11/16/22	3,300	3,200,868
2.38%, 09/23/21	3,642	3,596,220
2.63%, 03/22/21	6,050	6,037,053
Asian Development Bank
1.00%, 08/16/19	2,550	2,507,058
1.38%, 03/23/20(b)	8,500	8,326,940
1.50%, 01/22/20	9,031	8,884,788
1.63%, 05/05/20	4,800	4,715,808
1.63%, 08/26/20(b)	15,025	14,709,475
1.63%, 03/16/21	4,300	4,177,364
1.75%, 01/10/20(b)	8,450	8,349,191
1.75%, 06/08/21(b)	1,975	1,919,503
1.75%, 09/13/22(b)	12,300	11,775,774
1.75%, 08/14/26	400	364,572
1.88%, 02/18/22(b)	9,975	9,657,895
2.00%, 02/16/22	16,445	15,992,762
2.00%, 01/22/25	8,015	7,573,774
2.00%, 04/24/26	2,400	2,238,144
2.25%, 01/20/21	4,350	4,303,194
2.38%, 08/10/27	250	237,828
2.50%, 11/02/27	5,000	4,799,050
2.63%, 01/12/27(b)	4,900	4,762,947
2.75%, 03/17/23	4,000	3,983,240
2.75%, 01/19/28(b)	5,500	5,387,580
6.22%, 08/15/27	3,175	3,900,234
Series 5Y, 1.88%, 08/10/22(b)	250	240,915
Corp. Andina de Fomento
2.13%, 09/27/21	1,300	1,252,992
4.38%, 06/15/22	4,550	4,735,777
Council of Europe Development Bank
1.63%, 03/10/20	800	786,992
1.63%, 03/16/21(b)	1,145	1,111,509
1.75%, 11/14/19	890	880,326
1.88%, 01/27/20	2,600	2,572,076
2.63%, 02/13/23(b)	2,615	2,586,497
European Bank for Reconstruction & Development
0.88%, 07/22/19	1,585	1,557,215
1.13%, 08/24/20	3,125	3,024,031
1.50%, 03/16/20	2,835	2,783,176
1.50%, 11/02/21	5,150	4,935,760
1.63%, 05/05/20	6,025	5,918,779
1.75%, 06/14/19	1,620	1,609,405
1.75%, 11/26/19	5,950	5,886,990
1.88%, 02/23/22	3,005	2,906,646
2.00%, 02/01/21	5,250	5,156,235
Security	Par(000)	Value
Supranational (continued)
2.13%, 03/07/22	$ 4,770	$ 4,654,995
2.75%, 03/07/23	3,000	2,986,020
European Investment Bank
1.13%, 08/15/19	6,875	6,768,987
1.25%, 12/16/19	16,870	16,553,181
1.38%, 06/15/20	10,165	9,919,515
1.38%, 09/15/21	9,800	9,368,310
1.63%, 03/16/20	13,625	13,405,774
1.63%, 08/14/20	5,875	5,750,156
1.63%, 12/15/20	7,200	7,015,392
1.63%, 06/15/21(b)	10,800	10,443,708
1.75%, 06/17/19	6,328	6,286,931
1.75%, 05/15/20	4,350	4,280,792
1.88%, 02/10/25	15,238	14,217,359
2.00%, 03/15/21	1,165	1,142,527
2.00%, 12/15/22	12,625	12,164,819
2.13%, 10/15/21	2,498	2,445,317
2.13%, 04/13/26	1,025	963,736
2.25%, 03/15/22	2,270	2,223,942
2.25%, 08/15/22	19,580	19,121,436
2.38%, 05/13/21(b)	9,045	8,948,671
2.38%, 06/15/22(b)	9,050	8,888,548
2.38%, 05/24/27	5,850	5,553,288
2.50%, 04/15/21	9,000	8,941,230
2.50%, 03/15/23	13,000	12,774,450
2.50%, 10/15/24	6,650	6,480,691
2.88%, 09/15/20	4,000	4,020,120
3.25%, 01/29/24	8,450	8,592,382
4.00%, 02/16/21	21,595	22,314,113
4.88%, 02/15/36	3,480	4,305,700
Inter-American Development Bank
1.13%, 09/12/19	400	393,364
1.25%, 09/14/21(b)	3,000	2,859,030
1.38%, 07/15/20(b)	2,430	2,369,930
1.63%, 05/12/20	6,135	6,026,779
1.75%, 10/15/19	1,475	1,461,371
1.75%, 04/14/22	13,035	12,532,370
1.75%, 09/14/22	7,780	7,449,739
1.88%, 06/16/20	12,324	12,151,710
1.88%, 03/15/21	11,370	11,126,000
2.00%, 06/02/26	2,950	2,750,285
2.13%, 11/09/20	8,996	8,887,058
2.13%, 01/18/22	3,675	3,590,953
2.13%, 01/15/25	2,841	2,706,649
2.38%, 07/07/27	3,010	2,863,112
2.50%, 01/18/23	10,000	9,859,100
2.63%, 04/19/21(b)	3,270	3,264,866
3.00%, 10/04/23	2,850	2,867,271
3.00%, 02/21/24	11,225	11,282,247
3.20%, 08/07/42(b)	550	545,936
3.88%, 09/17/19	6,300	6,413,463
3.88%, 02/14/20	15,000	15,334,200
3.88%, 10/28/41	3,050	3,383,731
4.38%, 01/24/44	4,115	4,922,775
Series GDP, 1.25%, 10/15/19	295	290,268
International Bank for Reconstruction & Development
0.88%, 08/15/19	6,400	6,283,968
1.13%, 11/27/19	4,795	4,700,539
1.13%, 08/10/20	5,825	5,644,367
1.25%, 07/26/19	23,988	23,677,355

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Supranational (continued)
1.38%, 03/30/20	$ 30	$ 29,388
1.38%, 05/24/21	9,560	9,200,831
1.38%, 09/20/21(b)	3,350	3,208,362
1.63%, 09/04/20(b)	2,050	2,006,807
1.63%, 03/09/21(b)	13,465	13,093,231
1.63%, 02/10/22(b)	12,450	11,952,747
1.75%, 04/19/23(b)	6,000	5,710,200
1.88%, 10/07/19	15,300	15,184,332
1.88%, 04/21/20	23,965	23,677,420
1.88%, 10/07/22(b)	5,625	5,412,150
1.88%, 10/27/26	5,650	5,186,022
2.00%, 01/26/22	13,255	12,901,224
2.13%, 11/01/20	1,900	1,877,770
2.13%, 02/13/23(b)	10,940	10,606,658
2.13%, 03/03/25	5,820	5,547,217
2.25%, 06/24/21	4,695	4,631,899
2.50%, 11/25/24	13,088	12,774,804
2.50%, 07/29/25	12,330	11,986,116
2.50%, 11/22/27(b)	2,775	2,665,415
4.75%, 02/15/35	4,260	5,211,940
7.63%, 01/19/23	3,700	4,459,388
International Finance Corp.
1.13%, 07/20/21(b)	3,770	3,591,868
1.63%, 07/16/20	1,940	1,901,724
1.75%, 09/16/19	7,900	7,832,139
1.75%, 03/30/20	1,600	1,577,312
2.00%, 10/24/22	3,525	3,408,252
2.13%, 04/07/26	5,625	5,305,781
2.25%, 01/25/21	3,000	2,969,670
Nordic Investment Bank
1.25%, 08/02/21	5,100	4,867,848
1.50%, 09/29/20	750	730,688
2.13%, 02/01/22	2,250	2,196,990
2.25%, 02/01/21	7,030	6,952,318
		823,062,630
Sweden — 0.1%
Svensk Exportkredit AB
1.75%, 05/18/20	13,775	13,540,687
1.75%, 08/28/20	1,340	1,311,940
1.75%, 03/10/21	7,450	7,246,541
1.88%, 06/17/19	1,625	1,615,169
2.00%, 08/30/22	4,200	4,051,152
2.38%, 03/09/22	4,150	4,073,308
		31,838,797
Uruguay — 0.0%
Uruguay Government International Bond
4.13%, 11/20/45	3,800	3,420,304
4.38%, 10/27/27	5,470	5,587,003
4.50%, 08/14/24(b)	2,367	2,451,289
4.98%, 04/20/55	2,000	1,926,600
5.10%, 06/18/50	8,980	8,912,021
7.63%, 03/21/36	3,168	4,079,624
8.00%, 11/18/22	1,664	1,898,241
		28,275,082
Total Foreign Government Obligations — 3.1% (Cost: $1,786,152,773)		1,739,568,005
Security	Par(000)	Value
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	$ 1,910	$ 2,185,097
California — 0.2%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	2,355	3,285,013
Series S-1, 7.04%, 04/01/50(b)	3,100	4,635,120
Series S-3, 6.91%, 10/01/50	1,300	1,930,565
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.00%, 11/01/40	2,500	3,161,200
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	4,480	5,774,586
Los Angeles Community College District/CA GO BAB
6.75%, 08/01/49	2,600	3,824,262
Series E, 6.60%, 08/01/42	200	280,184
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	815	994,520
Los Angeles County Public Works Financing Authority RB BAB, 7.62%, 08/01/40	1,150	1,706,508
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 5.72%, 07/01/39	2,100	2,622,459
Series A, 6.60%, 07/01/50	350	512,999
Series D, 6.57%, 07/01/45	2,470	3,536,225
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	3,760	4,560,278
5.76%, 07/01/29	2,170	2,520,477
Series RY, 6.76%, 07/01/34	3,025	3,988,825
Regents of the University of California Medical Center Pooled Revenue RB BAB
Series H, 6.55%, 05/15/48	1,795	2,427,235
Series F, 6.58%, 05/15/49	2,015	2,716,321
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	1,000	1,330,430
San Diego County Water Authority Financing Corp. RB BAB, Series B, 6.14%, 05/01/49	1,300	1,750,346
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	925	1,090,501
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	1,810	1,749,980
State of California GO
2.80%, 04/01/21	935	935,150
3.38%, 04/01/25	3,000	2,994,840
3.50%, 04/01/28	860	858,486
4.50%, 04/01/33 ( 04/01/28)	2,000	2,086,380
4.60%, 04/01/38 ( 04/01/28)	1,640	1,712,357
6.20%, 10/01/19	175	183,071
State of California GO BAB
5.70%, 11/01/21	500	544,735
7.30%, 10/01/39	7,150	10,184,031
7.35%, 11/01/39	2,130	3,048,307
7.50%, 04/01/34	6,530	9,218,727
7.55%, 04/01/39	11,525	17,174,094
7.60%, 11/01/40(b)	4,435	6,725,101
7.63%, 03/01/40	150	223,581
7.70%, 11/01/30 (Call 11/01/20)	500	554,805
7.95%, 03/01/36 (Call 03/01/20)	500	542,085

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
University of California RB
Series AD, 4.86%, 05/15/12	$ 3,150	$ 3,312,697
Series AQ, 4.77%, 05/15/15	835	857,461
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	1,900	1,864,394
University of California RB BAB
5.77%, 05/15/43	3,020	3,748,515
5.95%, 05/15/45	1,050	1,338,687
		122,505,538
Colorado — 0.0%
Regional Transportation District RB BAB, Series B, 5.84%, 11/01/50	500	652,720
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32(b)	2,400	2,777,568
State of Connecticut GO BAB, Series D, 5.09%, 10/01/30	1,515	1,601,037
		4,378,605
District of Columbia — 0.0%
District of Columbia RB BAB, Series E, 5.59%, 12/01/34	700	830,473
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14	600	655,038
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB BAB, 7.46%, 10/01/46	1,300	1,914,666
		3,400,177
Florida — 0.0%
State Board of Administration Finance Corp. RB
Series A, 2.11%, 07/01/18	1,500	1,499,820
Series A, 2.16%, 07/01/19	1,500	1,493,355
Series A, 2.64%, 07/01/21	1,500	1,483,890
Series A, 3.00%, 07/01/20	1,310	1,313,367
		5,790,432
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	2,999	3,778,410
Project M, Series 2010-A, 6.66%, 04/01/57	1,297	1,625,932
Project P, Series 2010-A, 7.06%, 04/01/57	330	395,756
		5,800,098
Illinois — 0.1%
Chicago O'Hare International Airport RB BAB, Series B, 6.40%, 01/01/40	500	662,500
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	2,400	3,164,304
Illinois State Toll Highway Authority RB BAB, 6.18%, 01/01/34	1,300	1,619,904
State of Illinois GO
4.95%, 06/01/23	50	50,893
5.10%, 06/01/33(b)	24,148	23,256,697
5.88%, 03/01/19	4,405	4,487,065
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	1,000	1,099,120
		34,340,483
Kansas — 0.0%
State of Kansas Department of Transportation RB BAB, 4.60%, 09/01/35	500	549,370
Maryland — 0.0%
Maryland State Transportation Authority RB BAB, 5.89%, 07/01/43	1,500	1,901,055
Security	Par(000)	Value
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB
4.91%, 05/01/29	$ 1,950	$ 2,178,715
Series E, 4.20%, 12/01/21	420	433,969
Series E, 5.46%, 12/01/39	3,600	4,389,192
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	1,435	1,802,217
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	1,060	1,303,599
		10,107,692
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	1,000	1,143,130
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	4,730	4,405,002
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	850	1,234,430
New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	2,550	3,097,179
Series B, 0.00%, 02/15/19 (AGM)(f)	500	491,925
Series B, 0.00%, 02/15/21 (AGM)(f)	1,145	1,049,289
Series B, 0.00%, 02/15/22(f)	1,000	882,440
Series B, 0.00%, 02/15/23 (AGM)(f)	1,400	1,181,852
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	4,230	6,001,355
Series F, 7.41%, 01/01/40	5,144	7,550,363
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	1,500	1,901,055
Series C, 5.75%, 12/15/28	2,225	2,474,445
Series C, 6.10%, 12/15/28 (Call 12/15/20)	1,200	1,253,364
Rutgers The State University of New Jersey RB BAB, 5.67%, 05/01/40	900	1,059,822
		26,943,089
New York — 0.1%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	1,000	1,206,720
Series F1, 6.27%, 12/01/37	1,255	1,610,930
Series H-1, 5.85%, 06/01/40	645	813,422
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	1,840	2,721,894
Series 2010-A, 6.67%, 11/15/39	50	67,644
Series 2010B-1, 6.55%, 11/15/31	2,110	2,653,536
Series A2, 6.09%, 11/15/40	100	127,654
Series B, 6.65%, 11/15/39	220	291,925
Series E, 6.81%, 11/15/40	1,230	1,671,090
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	2,235	2,686,269
5.57%, 11/01/38	100	120,532
Series C-2, 5.77%, 08/01/36	2,000	2,374,800

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
New York City Water & Sewer System RB BAB
5.72%, 06/15/42	$ 3,205	$ 4,087,945
5.88%, 06/15/44	3,090	4,035,015
6.01%, 06/15/42	835	1,099,044
New York State Dormitory Authority RB BAB
5.63%, 03/15/39	1,500	1,785,195
Series D, 5.60%, 03/15/40	1,500	1,811,445
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	1,635	1,607,123
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	1,260	1,479,946
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	2,500	2,953,925
5.65%, 11/01/40	3,855	4,767,647
Series 174, 4.46%, 10/01/62	3,175	3,435,890
Series 181, 4.96%, 08/01/46	2,000	2,346,000
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	1,000	1,086,140
Series 192, 4.81%, 10/15/65	4,235	4,848,524
		51,690,255
Ohio — 0.0%
American Municipal Power Inc. RB BAB
5.94%, 02/15/47	1,300	1,700,699
Series B, 8.08%, 02/15/50	2,825	4,609,835
Series E, 6.27%, 02/15/50	1,210	1,537,498
Ohio State University (The) RB
Series A, 3.80%, 12/01/46	2,000	1,973,320
Series A, 4.05%, 12/01/56	500	499,445
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	1,795	2,057,896
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	1,115	1,223,434
		13,602,127
Oregon — 0.0%
Oregon School Boards Association GOL
5.53%, 06/30/28 (AGM)	1,000	1,121,040
Series B, 5.55%, 06/30/28 (NPFGC)	50	56,622
Series B, 5.68%, 06/30/28 (NPFGC)	1,000	1,138,780
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	595	737,961
State of Oregon GO, 5.89%, 06/01/27	8,020	9,376,583
		12,430,986
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A, 4.14%, 06/01/38(b)	50	51,297
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	1,000	1,269,470
		1,320,767
South Carolina — 0.0%
South Carolina Public Service Authority BAB, Series C, 6.45%, 01/01/50	400	533,564
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016-B, 4.05%, 07/01/26 (Call 04/01/26)	1,000	1,029,700
Texas — 0.1%
City of Houston TX GOL, Series A, 6.29%, 03/01/32	590	683,893
Security	Par(000)	Value
Texas (continued)
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.81%, 02/01/41	$ 1,850	$ 2,313,295
City of San Antonio TX Electric & Gas Systems Revenue, Series C, 5.99%, 02/01/39	1,000	1,292,290
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48	950	1,117,685
6.00%, 12/01/44	400	523,052
Dallas Convention Center Hotel Development Corp. RB BAB, 7.09%, 01/01/42	700	924,035
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	1,250	1,534,925
Dallas Independent School District GO BAB, Series C, 6.45%, 02/15/35 (Call 02/15/21) (PSF)	400	430,680
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	4,120	5,918,215
Permanent University Fund - Texas A&M University System RB, Series B, 3.66%, 07/01/47 (Call 07/01/27)	2,000	1,913,120
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	1,625	1,514,841
State of Texas GO BAB
5.52%, 04/01/39	2,300	2,857,290
Series A, 4.63%, 04/01/33	1,255	1,360,897
Series A, 4.68%, 04/01/40	2,000	2,201,820
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	5,115	5,858,977
University of Texas System (The) RB BAB, Series C, 4.79%, 08/15/46	1,500	1,698,495
		32,143,510
Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	500	507,735
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	665	657,838
Washington — 0.0%
Central Puget Sound Regional Transit Authority RB BAB, 5.49%, 11/01/39	1,200	1,469,868
State of Washington GO BAB, Series F, 5.14%, 08/01/40	2,150	2,570,948
		4,040,816
Wisconsin — 0.0%
State of Wisconsin RB
Series A, 5.70%, 05/01/26	320	355,584
Series C, 3.15%, 05/01/27	2,580	2,525,459
		2,881,043
Total Municipal Debt Obligations — 0.6% (Cost: $329,106,034)		346,175,259
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 28.6%
Federal Home Loan Mortgage Corp.
2.50%, 02/01/28	4,538	4,472,472
2.50%, 01/01/30	38,454	37,680,161
2.50%, 12/01/31	30,352	29,584,215

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
2.50%, 02/01/32	$ 35,807	$ 34,902,393
2.50%, 06/01/33(j)	265,691	258,758,088
2.50%, 06/01/48(j)	29,800	27,928,188
2.95%, 05/01/42, (12 mo. LIBOR US + 1.811%)(a)	1,225	1,234,533
3.00%, 04/01/27	957	960,631
3.00%, 05/01/27	7,225	7,254,923
3.00%, 06/01/27	6,233	6,257,871
3.00%, 07/01/27	167	167,671
3.00%, 08/01/27	755	758,903
3.00%, 09/01/27	2,946	2,959,532
3.00%, 11/01/27	1,107	1,111,824
3.00%, 12/01/27	707	710,257
3.00%, 01/01/28	369	370,675
3.00%, 05/01/29	13,774	13,774,911
3.00%, 05/01/30	14,462	14,431,260
3.00%, 06/01/30	7,985	8,003,610
3.00%, 07/01/30	13,820	13,790,335
3.00%, 12/01/30	37,300	37,220,767
3.00%, 02/01/31	12,627	12,603,945
3.00%, 05/01/31	27,306	27,257,106
3.00%, 06/01/31	18,294	18,261,436
3.00%, 07/01/32	25,645	25,544,865
3.00%, 05/01/33	4,549	4,490,643
3.00%, 06/01/33(j)	224,401	223,279,128
3.00%, 02/01/43	31,102	30,455,864
3.00%, 08/01/46	115,757	112,415,910
3.00%, 09/01/46	57,751	56,304,540
3.00%, 10/01/46	85,069	82,692,387
3.00%, 11/01/46	93,425	90,728,762
3.00%, 12/01/46	176,580	171,689,140
3.00%, 01/01/47	17,611	17,102,532
3.00%, 05/01/47	60,443	58,800,162
3.00%, 08/01/47	9,623	9,345,195
3.00%, 06/01/48(j)	314,197	304,819,739
3.37%, 11/01/41, (12 mo. LIBOR US + 1.858%)(a)	2,680	2,784,217
3.50%, 11/01/25	4,760	4,840,872
3.50%, 03/01/26	4,001	4,074,108
3.50%, 06/01/26	1,004	1,022,130
3.50%, 03/01/32	2,315	2,349,920
3.50%, 05/01/32	6,443	6,557,899
3.50%, 09/01/32	6,699	6,807,959
3.50%, 06/01/33(j)	111,840	113,377,800
3.50%, 10/01/42	1,807	1,817,748
3.50%, 11/01/42	1,695	1,705,282
3.50%, 04/01/43	10,169	10,221,956
3.50%, 06/01/43	2,250	2,261,364
3.50%, 07/01/43	3,946	3,966,491
3.50%, 08/01/43	14,943	15,021,254
3.50%, 10/01/43	3,045	3,061,343
3.50%, 01/01/44	34,760	34,965,100
3.50%, 02/01/44	20,577	20,684,175
3.50%, 09/01/44	12,344	12,366,289
3.50%, 12/01/45	24,145	24,160,828
3.50%, 01/01/46	1,168	1,168,453
3.50%, 03/01/46	24,403	24,403,076
3.50%, 05/01/46	12,643	12,646,389
3.50%, 07/01/46	18,599	18,601,340
3.50%, 08/01/46	11,712	11,709,408
3.50%, 09/01/46	20,514	20,515,166
3.50%, 10/01/46	8,802	8,799,707
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/46	$ 3,421	$ 3,419,678
3.50%, 12/01/46	3,400	3,400,061
3.50%, 02/01/47	21,027	21,022,340
3.50%, 03/01/47	16,485	16,453,151
3.50%, 04/01/47	52,147	52,051,347
3.50%, 05/01/47	7,140	7,140,768
3.50%, 07/01/47	23,987	23,945,706
3.50%, 08/01/47	68,580	68,587,547
3.50%, 09/01/47	213,123	212,804,009
3.50%, 12/01/47	25,117	25,068,494
3.50%, 01/01/48	39,792	39,959,669
3.50%, 02/01/48	100,629	100,263,439
3.50%, 03/01/48	16,983	16,950,922
3.50%, 05/01/48	49,130	49,044,625
3.50%, 06/01/48(j)	256,921	256,318,841
3.53%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	697	723,880
3.56%, 12/01/38, (12 mo. LIBOR US + 1.747%)(a)	3,180	3,320,219
3.57%, 08/01/41, (12 mo. LIBOR US + 1.781%)(a)	790	827,331
3.63%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	920	967,356
3.65%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	1,898	1,989,474
3.65%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	359	374,269
3.66%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	1,315	1,378,531
4.00%, 05/01/25	574	590,381
4.00%, 10/01/25	2,968	3,054,934
4.00%, 02/01/26	1,844	1,897,874
4.00%, 05/01/26	2,685	2,763,746
4.00%, 12/01/32	6,285	6,495,338
4.00%, 05/01/33	13,205	13,640,415
4.00%, 06/01/33(j)	2,994	3,077,738
4.00%, 09/01/41	8,162	8,416,124
4.00%, 02/01/42	6,551	6,755,207
4.00%, 03/01/42	1,557	1,604,415
4.00%, 06/01/42	11,056	11,400,212
4.00%, 07/01/44	13,809	14,220,293
4.00%, 01/01/45	3,385	3,474,411
4.00%, 06/01/45	6,044	6,190,956
4.00%, 08/01/45	17,258	17,676,615
4.00%, 01/01/46	8,065	8,261,106
4.00%, 03/01/46	2,503	2,563,139
4.00%, 05/01/46	17,535	17,959,620
4.00%, 08/01/46	712	729,283
4.00%, 11/01/46	34,944	35,790,584
4.00%, 02/01/47	12,879	13,190,522
4.00%, 03/01/47	1,220	1,249,178
4.00%, 09/01/47	47,697	48,803,068
4.00%, 10/01/47	24,876	25,453,346
4.00%, 11/01/47	31,773	32,504,878
4.00%, 12/01/47	76,695	78,454,948
4.00%, 01/01/48	56,411	57,727,191
4.00%, 03/01/48	14,941	15,283,636
4.00%, 05/01/48	17,704	18,111,743
4.00%, 06/01/48(j)	285,043	291,456,116
4.50%, 04/01/22	1,036	1,050,614
4.50%, 05/01/23	380	384,853
4.50%, 07/01/24	757	780,328
4.50%, 08/01/24	180	185,764
4.50%, 09/01/24	475	489,376
4.50%, 10/01/24	445	459,150
4.50%, 08/01/30	3,900	4,101,295
4.50%, 06/01/33(j)	500	502,578

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
4.50%, 03/01/39	$ 2,719	$ 2,866,439
4.50%, 05/01/39	3,259	3,435,497
4.50%, 10/01/39	2,534	2,671,340
4.50%, 01/01/40	672	708,046
4.50%, 02/01/41	1,737	1,831,280
4.50%, 05/01/41	8,980	9,500,821
4.50%, 05/01/42	12,479	13,162,214
4.50%, 01/01/45	10,748	11,324,068
4.50%, 11/01/45	309	323,237
4.50%, 04/01/46	2,454	2,564,933
4.50%, 05/01/46	1,978	2,067,243
4.50%, 07/01/46	997	1,042,942
4.50%, 08/01/46	1,173	1,225,176
4.50%, 09/01/46	7,465	7,889,733
4.50%, 03/01/47	2,395	2,502,077
4.50%, 05/01/47	46,977	49,083,175
4.50%, 06/01/47	13,276	13,928,653
4.50%, 08/01/47	12,589	13,154,985
4.50%, 11/01/47	21,116	22,064,800
4.50%, 05/01/48	62,156	64,968,344
4.50%, 06/01/48(j)	36,055	37,643,673
5.00%, 12/01/24	1,214	1,231,738
5.00%, 08/01/25	2,225	2,355,453
5.00%, 06/01/33(j)	1,019	1,089,110
5.00%, 12/01/33	2,571	2,747,645
5.00%, 07/01/35	3,628	3,875,795
5.00%, 01/01/36	1,823	1,945,930
5.00%, 01/01/37	214	228,884
5.00%, 02/01/37	199	212,272
5.00%, 02/01/38	1,035	1,104,509
5.00%, 03/01/38	7,212	7,713,575
5.00%, 12/01/38	917	981,356
5.00%, 08/01/40	1,317	1,403,318
5.00%, 09/01/40	5,944	6,334,234
5.00%, 08/01/41	1,774	1,896,164
5.00%, 09/01/47	2,071	2,197,196
5.00%, 03/01/48	12,260	13,019,127
5.00%, 04/01/48	28,931	30,718,318
5.00%, 05/01/48	12,635	13,424,176
5.00%, 06/01/48(j)	1,440	1,524,375
5.50%, 02/01/34	4,023	4,362,828
5.50%, 05/01/35	2,622	2,837,729
5.50%, 06/01/35	1,431	1,548,839
5.50%, 05/01/36	1,983	2,148,090
5.50%, 07/01/36	3,248	3,518,633
5.50%, 03/01/38	2,632	2,870,701
5.50%, 04/01/38	627	683,896
5.50%, 01/01/39	1,474	1,596,539
5.50%, 11/01/39	1,719	1,862,467
6.00%, 10/01/36	1,632	1,787,553
6.00%, 02/01/37	1,614	1,775,370
6.00%, 11/01/37	4,508	4,949,631
6.00%, 09/01/38	76	83,585
Federal National Mortgage Association
2.10%, 07/25/28	8,728	8,297,987
2.50%, 05/01/27	4,914	4,846,684
2.50%, 10/01/27	5,207	5,135,078
2.50%, 12/01/29	7,512	7,408,400
2.50%, 02/01/30	1,207	1,183,448
2.50%, 03/01/30	14,869	14,558,230
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
2.50%, 06/01/30	$ 2,211	$ 2,164,723
2.50%, 07/01/30	4,290	4,200,154
2.50%, 08/01/30	12,065	11,812,910
2.50%, 09/01/30	4,732	4,632,704
2.50%, 12/01/30	8,912	8,725,836
2.50%, 01/01/31	5,306	5,194,489
2.50%, 04/01/31	4,168	4,065,865
2.50%, 09/01/31	16,759	16,347,516
2.50%, 10/01/31	135,513	132,659,714
2.50%, 12/01/31	12,549	12,240,723
2.50%, 02/01/32	52,677	51,383,978
2.50%, 04/01/32	15,794	15,406,568
2.50%, 05/01/32	96,366	94,000,469
2.50%, 12/01/32	22,403	21,846,087
2.50%, 06/01/33(j)	65,409	63,753,459
2.50%, 06/01/48(j)	31,250	29,316,406
2.53%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	1,652	1,688,114
3.00%, 01/01/27	8,355	8,389,235
3.00%, 10/01/27	7,640	7,672,681
3.00%, 11/01/27	5,934	5,959,702
3.00%, 04/01/30	11,620	11,598,043
3.00%, 07/01/30	8,951	8,934,239
3.00%, 08/01/30	33,205	33,141,312
3.00%, 09/01/30	59,566	59,451,320
3.00%, 10/01/30	23,804	23,758,299
3.00%, 11/01/30	6,479	6,466,871
3.00%, 12/01/30	16,330	16,298,549
3.00%, 02/01/31	7,366	7,351,328
3.00%, 03/01/31	14,512	14,488,782
3.00%, 07/01/31	5,868	5,858,593
3.00%, 09/01/31	10,495	10,478,674
3.00%, 10/01/31	6,678	6,667,040
3.00%, 01/01/32	43,729	43,659,297
3.00%, 02/01/32	13,343	13,322,200
3.00%, 03/01/32	7,595	7,567,199
3.00%, 05/01/32	8,159	8,124,063
3.00%, 11/01/32	18,981	18,899,830
3.00%, 01/01/33	15,001	14,936,448
3.00%, 05/01/33	1,331	1,314,982
3.00%, 06/01/33(j)	195,325	194,378,397
3.00%, 08/01/42	51	49,602
3.00%, 09/01/42	190	186,271
3.00%, 10/01/42	8,273	8,104,592
3.00%, 12/01/42	38,883	38,090,945
3.00%, 01/01/43	18,930	18,544,308
3.00%, 02/01/43	593	581,261
3.00%, 03/01/43	12,388	12,128,928
3.00%, 04/01/43	23,644	23,148,395
3.00%, 05/01/43	10,062	9,850,980
3.00%, 06/01/43	6,654	6,514,979
3.00%, 07/01/43	1,209	1,183,747
3.00%, 08/01/43	4,563	4,467,154
3.00%, 05/01/45	25,910	25,367,585
3.00%, 11/01/45	4,756	4,638,388
3.00%, 04/01/46	12,273	11,970,368
3.00%, 07/01/46	55,043	53,685,146
3.00%, 08/01/46	25,593	24,864,390
3.00%, 10/01/46	6,577	6,400,533
3.00%, 11/01/46	8,665	8,418,595
3.00%, 12/01/46	233,337	226,736,896

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/47	$ 167,623	$ 162,936,313
3.00%, 02/01/47	248,574	241,499,481
3.00%, 03/01/47	77,571	75,172,137
3.00%, 05/01/47	4,007	3,890,860
3.00%, 12/01/47	25,083	24,411,322
3.00%, 06/01/48(j)	347,094	336,897,628
3.50%, 01/01/27	1,224	1,246,685
3.50%, 11/01/28	411	417,879
3.50%, 01/01/29	987	1,003,574
3.50%, 12/01/29	3,153	3,205,698
3.50%, 07/01/30	23,188	23,578,808
3.50%, 10/01/30	7,664	7,790,680
3.50%, 11/01/30	1,594	1,619,646
3.50%, 03/01/31	9,740	9,897,065
3.50%, 06/01/31	23,963	24,436,803
3.50%, 01/01/32	24,914	25,395,216
3.50%, 02/01/32	3,603	3,659,497
3.50%, 05/01/32	10,336	10,527,116
3.50%, 06/01/32	9,466	9,663,612
3.50%, 07/01/32	3,411	3,465,553
3.50%, 08/01/32	4,316	4,388,822
3.50%, 10/01/32	3,981	4,047,952
3.50%, 11/01/32	3,535	3,596,567
3.50%, 06/01/33(j)	75,544	76,594,534
3.50%, 02/01/42	28,115	28,308,656
3.50%, 05/01/42	8,631	8,683,531
3.50%, 11/01/42	8,657	8,709,652
3.50%, 12/01/42	11,657	11,710,783
3.50%, 06/01/43	9,881	9,931,701
3.50%, 10/01/43	12,576	12,652,362
3.50%, 10/01/44	17,619	17,710,358
3.50%, 02/01/45	16,098	16,181,233
3.50%, 03/01/45	63,623	63,738,290
3.50%, 05/01/45	76,770	76,819,566
3.50%, 07/01/45	29,407	29,426,532
3.50%, 10/01/45	6,455	6,493,917
3.50%, 12/01/45	152,505	152,604,007
3.50%, 01/01/46	28,707	28,827,039
3.50%, 02/01/46	81,296	81,349,185
3.50%, 03/01/46	65,447	65,441,401
3.50%, 04/01/46	10,098	10,096,768
3.50%, 05/01/46	68,502	68,561,731
3.50%, 06/01/46	21,327	21,323,118
3.50%, 07/01/46	95,430	95,486,173
3.50%, 08/01/46	37,484	37,477,306
3.50%, 09/01/46	21,570	21,570,029
3.50%, 10/01/46	43,383	43,376,867
3.50%, 11/01/46	46,060	46,077,531
3.50%, 12/01/46	152,789	153,103,100
3.50%, 01/01/47	103,267	103,431,130
3.50%, 02/01/47	58,930	58,959,608
3.50%, 04/01/47	55,214	55,226,645
3.50%, 05/01/47	71,753	71,757,951
3.50%, 06/01/47	47,579	47,555,653
3.50%, 07/01/47	44,083	44,198,199
3.50%, 08/01/47	65,487	65,412,802
3.50%, 09/01/47	26,921	26,869,863
3.50%, 10/01/47	50,279	50,296,978
3.50%, 11/01/47	55,158	55,133,056
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.50%, 12/01/47	$ 61,664	$ 61,545,231
3.50%, 01/01/48	15,778	15,844,652
3.50%, 02/01/48	157,005	156,917,971
3.50%, 04/01/48	23,191	23,205,631
3.50%, 06/01/48(j)	60,389	60,247,763
3.51%, 08/01/41, (12 mo. LIBOR US + 1.759%)(a)	1,023	1,079,950
3.57%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	1,103	1,158,290
3.67%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	774	805,118
4.00%, 10/01/25	6,377	6,566,714
4.00%, 11/01/25	496	510,062
4.00%, 03/01/26	1,295	1,333,897
4.00%, 06/01/26	2,061	2,122,985
4.00%, 09/01/26	842	867,030
4.00%, 12/01/30	3,638	3,776,229
4.00%, 01/01/31	1,251	1,298,221
4.00%, 02/01/31	1,013	1,051,668
4.00%, 10/01/31	4,055	4,212,517
4.00%, 02/01/32	5,034	5,230,179
4.00%, 05/01/33	33,541	34,664,781
4.00%, 06/01/33(j)	23,692	24,365,741
4.00%, 06/01/38	19,553	20,217,150
4.00%, 03/01/42	8,032	8,278,073
4.00%, 06/01/42	4,427	4,564,009
4.00%, 05/01/44	8,002	8,251,621
4.00%, 06/01/44	13,448	13,864,848
4.00%, 10/01/44	7,810	8,039,601
4.00%, 12/01/44	31,051	31,985,127
4.00%, 02/01/45	105,620	108,903,857
4.00%, 03/01/45	7,628	7,865,360
4.00%, 05/01/45	32,274	33,279,602
4.00%, 09/01/45	2,289	2,348,018
4.00%, 11/01/45	1,215	1,243,808
4.00%, 01/01/46	3,749	3,839,015
4.00%, 02/01/46	4,066	4,163,973
4.00%, 03/01/46	33,761	34,575,002
4.00%, 04/01/46	14,308	14,652,642
4.00%, 05/01/46	17,602	18,026,033
4.00%, 06/01/46	698	714,270
4.00%, 07/01/46	76,904	78,997,726
4.00%, 08/01/46	23,871	24,466,851
4.00%, 09/01/46	632	647,190
4.00%, 10/01/46	8,651	8,859,426
4.00%, 11/01/46	3,607	3,728,949
4.00%, 04/01/47	33,642	34,506,651
4.00%, 05/01/47	17,244	17,756,445
4.00%, 06/01/47	50,180	51,564,358
4.00%, 07/01/47	118,468	121,407,426
4.00%, 08/01/47	44,284	45,442,555
4.00%, 09/01/47	34,826	35,671,983
4.00%, 10/01/47	12,417	12,706,026
4.00%, 11/01/47	75,535	77,328,460
4.00%, 12/01/47	61,505	62,917,148
4.00%, 01/01/48	8,030	8,215,781
4.00%, 02/01/48	136,079	139,179,458
4.00%, 04/01/48	194,016	198,737,501
4.00%, 06/01/48(j)	94,972	97,094,332
4.50%, 09/01/18	10	10,265
4.50%, 10/01/24	1,125	1,159,878
4.50%, 02/01/25	455	469,732
4.50%, 04/01/25	472	488,336

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
4.50%, 06/01/25	$ 2,840	$ 2,933,235
4.50%, 08/01/31	3,546	3,730,297
4.50%, 06/01/33(j)	3,775	3,796,234
4.50%, 09/01/40	9,582	10,108,203
4.50%, 12/01/40	4,762	5,023,839
4.50%, 01/01/41	11,469	12,098,869
4.50%, 05/01/41	6,585	6,949,089
4.50%, 06/01/41	37,139	39,159,769
4.50%, 08/01/41	12,513	13,191,881
4.50%, 09/01/41	4,659	4,912,430
4.50%, 01/01/42	5,053	5,326,957
4.50%, 09/01/42	4,364	4,594,959
4.50%, 08/01/43	6,453	6,765,506
4.50%, 04/01/44	13,963	14,620,399
4.50%, 06/01/44	2,295	2,419,839
4.50%, 02/01/45	5,479	5,791,583
4.50%, 08/01/45	6,694	7,075,539
4.50%, 11/01/45	525	549,789
4.50%, 12/01/45	2,982	3,138,826
4.50%, 01/01/46	510	533,502
4.50%, 02/01/46	13,856	14,616,962
4.50%, 03/01/46	571	596,720
4.50%, 04/01/46	242	252,918
4.50%, 05/01/46	291	303,969
4.50%, 07/01/46	445	464,915
4.50%, 08/01/46	10,652	11,151,332
4.50%, 09/01/46	406	424,809
4.50%, 10/01/46	3,481	3,641,942
4.50%, 01/01/47	3,277	3,427,256
4.50%, 02/01/47	1,183	1,237,578
4.50%, 03/01/47	766	801,037
4.50%, 06/01/47	14,304	15,016,551
4.50%, 12/01/47	5,435	5,689,442
4.50%, 01/01/48	80,241	83,997,659
4.50%, 02/01/48	50,660	52,987,134
4.50%, 03/01/48	22,943	23,975,296
4.50%, 04/01/48	12,790	13,447,976
4.50%, 05/01/48	38,461	40,213,336
4.50%, 06/01/48(j)	25,899	27,048,268
5.00%, 08/01/20	13	13,366
5.00%, 07/01/23	974	1,008,101
5.00%, 12/01/23	733	752,100
5.00%, 06/01/33(j)	975	987,645
5.00%, 11/01/33	7,673	8,216,338
5.00%, 06/01/39	1,611	1,725,551
5.00%, 12/01/39	288	308,981
5.00%, 01/01/40	7	7,935
5.00%, 03/01/40	4,958	5,294,561
5.00%, 04/01/40	728	776,911
5.00%, 05/01/40	53	56,443
5.00%, 06/01/40	67	71,581
5.00%, 07/01/40	4,168	4,450,542
5.00%, 08/01/40	3,196	3,433,486
5.00%, 09/01/40	21	22,562
5.00%, 10/01/40	70	74,274
5.00%, 04/01/41	1,671	1,793,024
5.00%, 05/01/41	7,832	8,362,805
5.00%, 06/01/41	1,964	2,102,688
5.00%, 08/01/41	3,460	3,718,487
5.00%, 10/01/41	9,567	10,215,868
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
5.00%, 01/01/42	$ 40,945	$ 43,719,949
5.00%, 05/01/42	20,063	21,422,738
5.00%, 09/01/47	12,477	13,268,581
5.00%, 02/01/48	21,509	22,930,251
5.00%, 03/01/48	15,495	16,528,030
5.00%, 04/01/48	16,956	18,044,732
5.00%, 05/01/48	14,864	15,826,787
5.00%, 06/01/48(j)	6,664	7,067,409
5.50%, 12/01/19	154	154,805
5.50%, 05/01/33	2,965	3,220,079
5.50%, 11/01/33	5,876	6,380,758
5.50%, 09/01/34	8,487	9,206,989
5.50%, 09/01/36	669	726,695
5.50%, 03/01/38	559	610,256
5.50%, 06/01/38	14,741	15,987,811
5.50%, 11/01/38	1,024	1,118,546
5.50%, 07/01/40	3,331	3,613,036
5.50%, 09/01/41	89,671	97,373,520
5.50%, 01/01/47	7,405	8,024,119
5.50%, 03/01/48	2,492	2,697,329
5.50%, 04/01/48	1,698	1,837,717
5.50%, 06/01/48(j)	85,205	91,382,362
6.00%, 03/01/34	4,584	5,018,063
6.00%, 05/01/34	438	480,610
6.00%, 08/01/34	755	828,399
6.00%, 11/01/34	244	267,810
6.00%, 09/01/36	1,760	1,930,011
6.00%, 08/01/37	3,100	3,402,871
6.00%, 03/01/38	787	864,046
6.00%, 05/01/38	431	473,193
6.00%, 09/01/38	343	377,063
6.00%, 06/01/39	6,658	7,318,128
6.00%, 10/01/39	455	499,907
6.00%, 06/01/48(j)	12,220	13,461,094
6.50%, 08/01/36	68	75,357
6.50%, 09/01/36	509	567,941
6.50%, 10/01/36	74	82,619
6.50%, 12/01/36	62	69,287
6.50%, 07/01/37	128	142,296
6.50%, 08/01/37	5,111	5,713,422
6.50%, 10/01/37	231	257,693
6.50%, 11/01/37	37	41,016
6.50%, 12/01/37	1,658	1,849,750
6.50%, 06/01/38	60	65,741
6.50%, 10/01/39	1,577	1,758,405
6.50%, 05/01/40	46	51,749
7.00%, 04/01/37	1,918	2,180,780
Series 2014-M06, Class A2, 2.68%, 05/25/21(a)	2,358	2,339,903
Series 2015-M10, Class A2, 3.09%, 04/25/27(a)	4,548	4,415,875
Series 2016-M11, Class A1, 2.08%, 07/25/26	2,001	1,921,936
Series 2017-M4, Class A2, 2.60%, 12/25/26(a)	30,000	28,309,324
Series 2017-M7, Class A2, 2.96%, 02/25/27(a)	17,231	16,669,040
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	10,471	10,200,210
FHLMC Multifamily Structured Pass Through Certificates
Series K003, Class A5, 5.09%, 03/25/19	3,100	3,119,810
Series K006, Class A2, 4.25%, 01/25/20	2,425	2,463,033
Series K007, Class A2, 4.22%, 03/25/20	18,650	18,971,917
Series K010, Class A1, 3.32%, 07/25/20	33	32,558
Series K010, Class A2, 4.33%, 10/25/20(a)	6,375	6,563,323

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
Series K013, Class A2, 3.97%, 01/25/21 (Call 01/11/21)(a)	$ 4,000	$ 4,099,571
Series K014, Class A1, 2.79%, 10/25/20	162	162,236
Series K017, Class A2, 2.87%, 12/25/21	9,500	9,470,382
Series K020, Class A2, 2.37%, 05/25/22	12,400	12,127,827
Series K024, Class A2, 2.57%, 09/25/22	890	875,063
Series K026, Class A2, 2.51%, 11/25/22	11,900	11,662,490
Series K031, Class A2, 3.30%, 04/25/23(a)	5,100	5,160,762
Series K033, Class A2, 3.06%, 07/25/23(a)	2,900	2,902,272
Series K034, Class A2, 3.53%, 07/25/23(a)	33,500	34,238,167
Series K036, Class A2, 3.53%, 10/25/23(a)	8,685	8,877,226
Series K037, Class A2, 3.49%, 01/25/24	10,700	10,908,368
Series K038, Class A1, 2.60%, 10/25/23	2,247	2,224,120
Series K046, Class A2, 3.21%, 03/25/25	5,000	5,014,004
Series K047, Class A2, 3.33%, 05/25/25 (Call 05/11/25)(a)	15,000	15,145,943
Series K048, Class A2, 3.28%, 06/25/25(a)	14,000	14,089,242
Series K052, Class A2, 3.15%, 11/25/25	19,250	19,110,011
Series K063, Class A2, 3.43%, 01/25/27(a)	20,000	20,105,477
Series K066, Class A2, 3.12%, 06/25/27	18,250	17,892,731
Series K069, Class A2, 3.19%, 09/25/27(a)	3,150	3,102,377
Series K716, Class A2, 3.13%, 06/25/21	17,000	17,071,618
Series K717, Class A2, 2.99%, 09/25/21	6,000	5,999,555
Series K718, Class A2, 2.79%, 01/25/22	3,500	3,475,166
Series K722, Class A2, 2.41%, 03/25/23	15,000	14,579,137
Series K725, Class A1, 2.67%, 05/25/23	10,472	10,367,745
Series K729, Class A1, 2.95%, 02/25/24	16,037	16,015,605
Government National Mortgage Association
2.50%, 05/20/45	10,990	10,483,931
2.50%, 06/01/48(j)	28,150	26,742,500
3.00%, 09/15/42	21	20,837
3.00%, 10/15/42	49	48,079
3.00%, 03/15/43	561	553,670
3.00%, 06/15/43	128	126,472
3.00%, 07/15/43	233	229,837
3.00%, 08/15/43	506	499,095
3.00%, 09/20/43	17,743	17,527,251
3.00%, 11/15/43	1,480	1,460,043
3.00%, 08/20/44	47,623	46,959,033
3.00%, 09/15/44	2,587	2,551,314
3.00%, 10/15/44	1,289	1,271,842
3.00%, 05/20/45	26,769	26,361,360
3.00%, 06/20/45	30,148	29,687,952
3.00%, 10/20/45	19,097	18,806,153
3.00%, 11/20/45	11,803	11,622,717
3.00%, 12/20/45	22,486	22,143,113
3.00%, 02/20/46	65,296	64,300,934
3.00%, 05/20/46	56,333	55,345,719
3.00%, 06/20/46	64,309	63,181,766
3.00%, 07/20/46	93,871	92,225,053
3.00%, 08/20/46	61,407	60,330,482
3.00%, 09/20/46	75,233	73,914,124
3.00%, 12/15/46	2,566	2,525,466
3.00%, 12/20/46	175,877	172,793,789
3.00%, 01/20/47	26,600	26,133,543
3.00%, 02/20/47	49,647	48,776,985
3.00%, 07/20/47	41,186	40,383,883
3.00%, 06/01/48(j)	324,188	317,659,439
3.50%, 09/15/41	536	543,763
3.50%, 12/15/41	5,476	5,548,265
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/20/42	$ 29,644	$ 30,073,360
3.50%, 09/15/42	1,826	1,849,305
3.50%, 10/15/42	1,061	1,074,040
3.50%, 11/15/42	1,018	1,031,788
3.50%, 02/15/43	399	404,603
3.50%, 03/15/43	697	704,957
3.50%, 04/15/43	121	122,031
3.50%, 05/15/43	1,627	1,645,669
3.50%, 06/15/43	107	108,103
3.50%, 01/20/44	18,311	18,547,143
3.50%, 06/20/44	25,325	25,599,059
3.50%, 08/15/44	105	106,366
3.50%, 08/20/44	24,094	24,354,575
3.50%, 09/15/44	319	321,821
3.50%, 09/20/44	19,135	19,341,940
3.50%, 10/15/44	530	534,839
3.50%, 04/20/45	22,690	22,905,528
3.50%, 05/20/45	12,117	12,232,384
3.50%, 09/20/45	44,222	44,642,012
3.50%, 10/20/45	6,803	6,867,646
3.50%, 12/20/45	11,877	11,990,162
3.50%, 03/20/46	105,238	106,140,241
3.50%, 06/20/46	191,432	193,073,836
3.50%, 10/20/46	59,516	60,026,276
3.50%, 12/20/46	40,720	41,069,154
3.50%, 01/20/47	12,040	12,142,803
3.50%, 02/20/47	253,686	255,861,479
3.50%, 03/20/47	78,830	79,351,450
3.50%, 04/20/47	77,439	77,957,768
3.50%, 08/20/47	38,018	38,278,785
3.50%, 10/20/47	10,431	10,531,386
3.50%, 11/20/47	70,720	71,187,728
3.50%, 12/15/47	53,173	53,680,816
3.50%, 12/20/47	75,791	76,338,323
3.50%, 01/20/48	123,557	124,373,785
3.50%, 04/20/48	87,149	87,696,628
3.50%, 06/01/48(j)	313,887	315,701,758
4.00%, 06/15/39	20	20,677
4.00%, 09/20/40	8,354	8,653,261
4.00%, 01/15/41	7	7,404
4.00%, 01/20/41	2,540	2,631,022
4.00%, 02/15/41	5,237	5,417,840
4.00%, 05/20/41	48	49,850
4.00%, 07/15/41	3,252	3,368,952
4.00%, 08/15/41	10	10,306
4.00%, 09/15/41	57	58,820
4.00%, 09/20/41	3,341	3,457,913
4.00%, 10/15/41	977	1,012,234
4.00%, 11/15/41	455	471,519
4.00%, 12/15/41	2,027	2,100,561
4.00%, 12/20/41	10,716	11,090,390
4.00%, 01/15/42	171	177,224
4.00%, 01/20/42	4,680	4,843,087
4.00%, 02/15/42	1,063	1,101,296
4.00%, 03/15/42	4,726	4,901,558
4.00%, 04/15/42	1,741	1,805,716
4.00%, 09/20/42	1,738	1,799,021
4.00%, 11/15/42	40	40,947
4.00%, 05/15/43	166	171,542
4.00%, 08/15/43	61	62,810

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
4.00%, 10/20/43	$ 13,930	$ 14,432,874
4.00%, 03/15/44	852	881,810
4.00%, 04/15/44	130	134,833
4.00%, 06/15/44	319	330,212
4.00%, 08/15/44	45	46,072
4.00%, 08/20/44	945	977,926
4.00%, 09/15/44	189	195,099
4.00%, 10/15/44	165	170,699
4.00%, 10/20/44	17,794	18,415,280
4.00%, 09/20/45	23,357	24,149,095
4.00%, 10/20/45	2,681	2,772,142
4.00%, 01/20/46	10,023	10,362,854
4.00%, 03/20/46	37,208	38,469,130
4.00%, 07/20/46	11,264	11,612,546
4.00%, 09/20/46	2,468	2,543,886
4.00%, 11/20/46	12,694	13,086,520
4.00%, 12/15/46	19,701	20,344,331
4.00%, 08/20/47	9,261	9,516,544
4.00%, 11/20/47	68,386	70,274,182
4.00%, 03/20/48	111,506	114,584,155
4.00%, 04/20/48	30,537	31,414,454
4.00%, 05/20/48	32,407	33,306,695
4.00%, 06/01/48(j)	345,452	354,682,046
4.50%, 04/15/39	1,136	1,194,313
4.50%, 08/15/39	5,760	6,053,876
4.50%, 11/20/39	2,720	2,864,299
4.50%, 01/20/40	742	780,916
4.50%, 06/15/40	4,254	4,467,389
4.50%, 07/15/40	3,068	3,221,865
4.50%, 08/15/40	3,661	3,843,790
4.50%, 08/20/40	4,806	5,063,637
4.50%, 09/15/40	5,830	6,122,070
4.50%, 10/20/40	10,226	10,773,042
4.50%, 06/20/41	9,326	9,817,231
4.50%, 09/20/41	5,832	6,138,780
4.50%, 12/20/41	1,151	1,211,270
4.50%, 11/20/45	13,062	13,703,012
4.50%, 08/20/46	16,838	17,664,727
4.50%, 09/20/46	2,611	2,746,250
4.50%, 10/20/46	12,361	12,997,359
4.50%, 11/20/46	5,169	5,435,196
4.50%, 12/20/46	1,868	1,964,246
4.50%, 10/20/47	6,914	7,198,656
4.50%, 01/20/48	53,524	55,731,143
4.50%, 04/20/48	20,664	21,515,660
4.50%, 05/20/48	43,855	45,716,685
4.50%, 06/01/48(j)	98,108	102,094,497
5.00%, 12/15/36	1,270	1,342,192
5.00%, 01/15/39	3,957	4,220,925
5.00%, 07/15/39	7,413	7,907,979
5.00%, 05/15/40	2,704	2,875,720
5.00%, 07/20/40	14,926	15,815,232
5.00%, 08/20/40	5,148	5,455,193
5.00%, 05/15/47	4,335	4,593,851
5.00%, 06/15/47	2,161	2,302,842
5.00%, 09/20/47	1,997	2,084,190
5.00%, 10/15/47	1,092	1,161,793
5.00%, 11/15/47	1,289	1,353,776
5.00%, 12/15/47	1,266	1,330,271
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
5.00%, 01/15/48	$ 7,411	$ 7,803,212
5.00%, 02/15/48	8,564	8,997,900
5.00%, 03/20/48	11,238	11,695,917
5.00%, 04/20/48	5,824	6,047,518
5.00%, 06/01/48(j)	8,727	9,178,350
5.50%, 03/15/36	1,801	1,956,494
5.50%, 06/20/38	2,078	2,243,598
5.50%, 03/20/39	2,944	3,177,272
5.50%, 12/15/39	754	815,441
5.50%, 01/15/40	6,363	6,893,256
5.50%, 04/20/48	1,735	1,834,984
6.00%, 03/15/37	5,393	5,958,799
6.00%, 09/20/38	2,356	2,580,064
6.00%, 11/15/39	995	1,093,917
6.50%, 10/20/38	3,188	3,552,968
		15,891,295,889
U.S. Government Agency Obligations — 1.6%
Federal Home Loan Banks
0.88%, 10/01/18	3,670	3,655,393
0.88%, 08/05/19	1,000	982,790
1.00%, 09/26/19	7,200	7,073,784
1.13%, 07/14/21	6,000	5,741,460
1.38%, 09/13/19	1,500	1,481,430
1.38%, 11/15/19	3,000	2,957,670
1.38%, 09/28/20	1,500	1,462,035
1.38%, 02/18/21	6,675	6,473,415
1.50%, 10/21/19	15,800	15,611,664
1.63%, 06/14/19	7,600	7,542,240
1.88%, 03/13/20	7,600	7,525,292
1.88%, 12/11/20	1,000	982,890
1.88%, 06/11/21	1,000	978,530
1.88%, 11/29/21	7,065	6,889,647
2.00%, 09/09/22	2,000	1,943,480
2.13%, 02/11/20	9,350	9,301,099
2.38%, 12/13/19	2,000	1,999,700
2.50%, 12/08/23	1,000	983,750
2.50%, 12/10/27	5,000	4,752,750
2.75%, 12/13/24	250	247,960
2.88%, 09/13/24	1,000	999,830
4.13%, 03/13/20	1,000	1,028,810
5.50%, 07/15/36	15,500	20,349,640
Federal Home Loan Mortgage Corp.
0.88%, 10/12/18	3,750	3,733,875
1.13%, 08/12/21	3,500	3,341,100
1.25%, 07/26/19 (Call 07/26/18)	1,500	1,479,765
1.25%, 08/01/19	30,200	29,830,654
1.25%, 10/02/19	3,410	3,360,112
1.38%, 05/01/20	13,376	13,112,627
1.50%, 01/17/20	2,550	2,511,878
1.63%, 09/29/20	8,400	8,233,428
2.38%, 02/16/21	15,280	15,203,294
2.38%, 01/13/22	97,968	96,991,259
3.75%, 03/27/19	200	202,438
6.25%, 07/15/32	45,823	61,651,181
6.75%, 09/15/29	500	670,395
6.75%, 03/15/31	20,995	28,820,046
Federal National Mortgage Association
0.88%, 08/02/19	3,620	3,559,836
1.00%, 02/26/19	3,290	3,260,555
1.00%, 08/28/19	5,000	4,917,550

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Agency Obligations (continued)
1.00%, 10/24/19	$ 2,200	$ 2,158,552
1.25%, 05/06/21	50	48,109
1.25%, 08/17/21	75,850	72,671,126
1.38%, 01/28/19	300	298,323
1.38%, 02/26/21	700	678,538
1.38%, 10/07/21	2,500	2,400,600
1.50%, 06/22/20	5,050	4,952,485
1.63%, 01/21/20	81,000	79,996,410
1.75%, 06/20/19	1,350	1,342,670
1.75%, 09/12/19	130,000	129,027,600
1.88%, 09/18/18	4,637	4,634,867
1.88%, 04/05/22	13,200	12,819,444
1.88%, 09/24/26	11,280	10,323,794
2.00%, 01/05/22	46,850	45,805,713
2.00%, 10/05/22	1,000	971,090
2.13%, 04/24/26	14,200	13,389,606
2.38%, 01/19/23	19,750	19,455,527
2.63%, 09/06/24	9,095	8,978,766
6.25%, 05/15/29	7,000	8,999,340
6.63%, 11/15/30	18,915	25,614,504
7.25%, 05/15/30	6,826	9,596,673
NCUA Guaranteed Notes, Series A4, 3.00%, 06/12/19	9,500	9,562,795
Private Export Funding Corp., 2.80%, 05/15/22	100	99,736
Tennessee Valley Authority
1.88%, 08/15/22	600	580,404
3.50%, 12/15/42	525	533,579
4.63%, 09/15/60	1,000	1,221,290
4.88%, 01/15/48	8,035	9,899,682
5.25%, 09/15/39	440	562,769
5.88%, 04/01/36	540	718,243
7.13%, 05/01/30	3,556	4,885,304
		874,072,791
U.S. Government Obligations — 38.1%
U.S. Treasury Note/Bond
0.75%, 07/15/19	164,900	162,098,084
0.75%, 08/15/19	63,847	62,670,147
0.88%, 04/15/19	32,300	31,921,479
0.88%, 06/15/19	41,000	40,411,898
0.88%, 09/15/19	91,200	89,512,756
1.00%, 08/31/19	34,000	33,445,578
1.00%, 09/30/19	41,500	40,778,772
1.00%, 10/15/19	47,500	46,638,346
1.00%, 11/15/19	81,500	79,933,198
1.00%, 11/30/19	242,500	237,687,301
1.13%, 01/15/19	11,500	11,427,258
1.13%, 12/31/19	100,000	98,094,140
1.13%, 03/31/20	38,000	37,137,158
1.13%, 04/30/20	113,504	110,794,065
1.13%, 06/30/21	60,000	57,483,038
1.13%, 07/31/21	100,000	95,654,053
1.13%, 08/31/21	12,800	12,225,016
1.13%, 09/30/21	19,000	18,122,550
1.25%, 01/31/19	52,000	51,682,402
1.25%, 03/31/19	64,950	64,430,255
1.25%, 04/30/19	41,400	41,025,930
1.25%, 06/30/19	111,350	110,128,797
1.25%, 08/31/19	179,720	177,368,164
1.25%, 10/31/19	108,000	106,367,988
1.25%, 01/31/20	61,000	59,886,930
1.25%, 02/29/20	35,000	34,318,470
Security	Par(000)	Value
U.S. Government Obligations (continued)
1.25%, 03/31/21	$ 70,000	$ 67,581,732
1.25%, 10/31/21	97,500	93,276,832
1.38%, 02/28/19	62,200	61,817,423
1.38%, 09/30/19	3,000	2,962,530
1.38%, 12/15/19	45,000	44,333,418
1.38%, 01/15/20	120,000	118,105,368
1.38%, 01/31/20	50,400	49,583,954
1.38%, 02/15/20	37,000	36,375,941
1.38%, 02/29/20	63,209	62,109,760
1.38%, 03/31/20	68,750	67,498,246
1.38%, 04/30/20	100,000	98,081,215
1.38%, 05/31/20	202,797	198,691,296
1.38%, 08/31/20	29,680	28,981,716
1.38%, 09/30/20	106,600	103,992,894
1.38%, 10/31/20	57,200	55,724,781
1.38%, 01/31/21	30,000	29,130,755
1.38%, 04/30/21	33,000	31,936,051
1.38%, 05/31/21	32,000	30,926,067
1.38%, 06/30/23	284,100	266,579,232
1.38%, 08/31/23	15,000	14,038,936
1.38%, 09/30/23	50,000	46,735,807
1.50%, 01/31/19	57,500	57,242,436
1.50%, 02/28/19	62,500	62,173,729
1.50%, 03/31/19	20,000	19,881,539
1.50%, 10/31/19	64,720	63,956,285
1.50%, 11/30/19	197,685	195,181,851
1.50%, 04/15/20	4,000	3,933,956
1.50%, 05/15/20	107,500	105,638,499
1.50%, 05/31/20	170,704	167,664,513
1.50%, 06/15/20	80,000	78,552,580
1.50%, 07/15/20	60,000	58,850,216
1.50%, 01/31/22	81,250	78,124,159
1.50%, 02/28/23	136,653	129,644,986
1.50%, 03/31/23	103,500	98,076,878
1.50%, 08/15/26	271,000	244,910,283
1.63%, 03/31/19	25,000	24,875,160
1.63%, 04/30/19	35,400	35,200,060
1.63%, 06/30/19	86,600	85,993,650
1.63%, 07/31/19	162,900	161,632,719
1.63%, 12/31/19	47,010	46,471,502
1.63%, 03/15/20	67,500	66,597,896
1.63%, 06/30/20	94,500	92,974,809
1.63%, 11/30/20	108,700	106,439,780
1.63%, 08/15/22	23,591	22,645,653
1.63%, 08/31/22	56,000	53,737,761
1.63%, 11/15/22	1,181	1,130,624
1.63%, 04/30/23	105,000	99,982,832
1.63%, 05/31/23	46,000	43,757,598
1.63%, 10/31/23	8,400	7,949,058
1.63%, 02/15/26	235,890	216,702,356
1.63%, 05/15/26	171,500	157,051,892
1.75%, 09/30/19	65,300	64,800,725
1.75%, 10/31/20	57,900	56,910,495
1.75%, 11/15/20	4,000	3,930,750
1.75%, 12/31/20	100,000	98,140,625
1.75%, 11/30/21	117,800	114,506,369
1.75%, 02/28/22	131,000	126,990,470
1.75%, 03/31/22	104,000	100,742,595
1.75%, 04/30/22	49,000	47,416,872
1.75%, 05/15/22	50,135	48,502,989

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Obligations (continued)
1.75%, 05/31/22	$ 25,500	$ 24,660,133
1.75%, 06/30/22	126,000	121,763,055
1.75%, 09/30/22	176,700	170,275,653
1.75%, 01/31/23	95,040	91,293,560
1.75%, 05/15/23	112,504	107,734,322
1.88%, 12/31/19	90,000	89,313,831
1.88%, 06/30/20	163,119	161,313,344
1.88%, 11/30/21	75,500	73,713,761
1.88%, 01/31/22	20,000	19,492,656
1.88%, 03/31/22	157,000	152,795,100
1.88%, 04/30/22	115,000	111,831,871
1.88%, 05/31/22	151,000	146,741,329
1.88%, 07/31/22	155,000	150,399,195
1.88%, 08/31/22	161,000	156,082,427
1.88%, 09/30/22	162,500	157,436,479
1.88%, 10/31/22	157,500	152,496,345
2.00%, 01/31/20	70,000	69,574,611
2.00%, 07/31/20	64,450	63,849,063
2.00%, 09/30/20	135,800	134,363,032
2.00%, 11/30/20	222,700	220,080,119
2.00%, 02/28/21	82,000	80,890,119
2.00%, 05/31/21	85,000	83,670,662
2.00%, 08/31/21	74,750	73,414,295
2.00%, 10/31/21	74,000	72,589,466
2.00%, 11/15/21	91,306	89,548,295
2.00%, 12/31/21	17,000	16,652,198
2.00%, 07/31/22	97,000	94,591,221
2.00%, 10/31/22	92,000	89,553,488
2.00%, 11/30/22	166,400	161,904,546
2.00%, 02/15/23	107,270	104,190,177
2.00%, 04/30/24	102,000	97,957,777
2.00%, 05/31/24	103,000	98,836,296
2.00%, 06/30/24	65,200	62,510,577
2.00%, 02/15/25	154,893	147,663,380
2.00%, 08/15/25	205,715	195,285,278
2.00%, 11/15/26	173,000	162,306,043
2.13%, 08/31/20	345,520	343,004,791
2.13%, 01/31/21	109,400	108,318,821
2.13%, 06/30/21	235,250	232,295,152
2.13%, 08/15/21	99,088	97,731,390
2.13%, 09/30/21	89,000	87,709,679
2.13%, 12/31/21	135,000	132,831,136
2.13%, 06/30/22	132,500	129,927,441
2.13%, 12/31/22	171,900	168,013,312
2.13%, 11/30/23	90,000	87,376,475
2.13%, 02/29/24	97,450	94,382,431
2.13%, 03/31/24	81,000	78,391,109
2.13%, 07/31/24	104,000	100,382,844
2.13%, 11/30/24	88,000	84,712,022
2.13%, 05/15/25	205,050	196,674,882
2.25%, 03/31/21	167,100	165,879,254
2.25%, 04/30/21	200,000	198,454,350
2.25%, 07/31/21	153,600	152,135,677
2.25%, 12/31/23	30,000	29,292,059
2.25%, 01/31/24	104,200	101,672,655
2.25%, 11/15/24	135,516	131,482,282
2.25%, 12/31/24	38,200	37,035,844
2.25%, 11/15/25	129,079	124,405,446
2.25%, 02/15/27	310,700	296,866,340
2.25%, 08/15/27	182,000	173,412,698
Security	Par(000)	Value
U.S. Government Obligations (continued)
2.25%, 11/15/27	$ 183,000	$ 174,164,531
2.25%, 08/15/46	3,560	3,063,199
2.38%, 12/31/20	50,000	49,846,681
2.38%, 01/31/23	155,000	153,111,306
2.38%, 08/15/24	116,967	114,522,674
2.38%, 05/15/27	141,600	136,544,532
2.50%, 03/31/23	39,000	38,718,076
2.50%, 08/15/23	173,311	171,770,343
2.50%, 05/15/24	157,450	155,458,232
2.50%, 02/15/45	119,824	109,212,594
2.50%, 02/15/46	56,600	51,443,475
2.50%, 05/15/46	67,717	61,505,081
2.63%, 08/15/20	34,235	34,364,559
2.63%, 11/15/20	111,606	111,964,177
2.63%, 02/28/23	27,000	26,968,446
2.75%, 04/30/23	200,000	200,778,354
2.75%, 11/15/23	40,760	40,878,208
2.75%, 02/15/24	78,090	78,249,478
2.75%, 02/28/25	183,500	183,387,125
2.75%, 02/15/28	100,000	99,307,791
2.75%, 08/15/42	51,423	49,496,876
2.75%, 11/15/42	160,090	153,997,793
2.75%, 08/15/47	164,000	156,416,966
2.75%, 11/15/47	117,000	111,574,785
2.88%, 05/15/43	27,684	27,203,049
2.88%, 08/15/45	170,500	167,119,976
2.88%, 11/15/46	113,100	110,684,949
3.00%, 05/15/42	46,050	46,355,611
3.00%, 11/15/44	135,477	136,028,918
3.00%, 05/15/45	112,200	112,657,300
3.00%, 11/15/45	188,200	188,898,184
3.00%, 02/15/47	106,000	106,329,486
3.00%, 05/15/47	331,000	331,849,733
3.00%, 02/15/48	51,050	51,195,291
3.13%, 05/15/21	24,616	25,029,685
3.13%, 11/15/41	41,900	43,085,543
3.13%, 02/15/42	40,800	41,945,040
3.13%, 02/15/43	52,600	54,015,630
3.13%, 08/15/44	146,019	149,926,673
3.38%, 11/15/19	10,000	10,143,619
3.38%, 05/15/44	120,000	128,617,925
3.50%, 05/15/20	111,154	113,422,732
3.50%, 02/15/39	4,000	4,365,316
3.63%, 08/15/19	174,125	176,834,352
3.63%, 02/15/20	137,155	139,969,009
3.63%, 02/15/21	386,271	397,523,789
3.63%, 08/15/43	34,600	38,575,722
3.63%, 02/15/44	43,450	48,500,469
3.75%, 08/15/41	36,000	40,796,714
3.75%, 11/15/43	32,350	36,799,238
3.88%, 08/15/40	51,316	59,127,258
4.25%, 05/15/39	18,040	21,800,681
4.25%, 11/15/40	147,689	179,282,607
4.38%, 11/15/39	48,933	60,216,059
4.38%, 05/15/40	40,403	49,802,423
4.38%, 05/15/41	33,949	41,999,184
4.50%, 02/15/36	85,160	104,398,749
4.50%, 08/15/39	50,207	62,711,559
4.63%, 02/15/40	93,600	119,031,647
4.75%, 02/15/37	77	97,864

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par/Shares (000)	Value
U.S. Government Obligations (continued)
4.75%, 02/15/41	$ 97,258	$ 126,237,426
5.00%, 05/15/37	6,108	7,995,257
5.25%, 11/15/28	6,377	7,767,176
5.25%, 02/15/29	6,440	7,869,516
5.38%, 02/15/31	27,040	34,298,488
5.50%, 08/15/28	70,000	86,494,670
6.00%, 02/15/26	63,968	78,194,438
6.13%, 11/15/27	70,000	89,115,865
6.13%, 08/15/29	31,600	41,523,568
6.25%, 05/15/30	13,853	18,613,822
6.38%, 08/15/27	63,580	81,902,943
6.50%, 11/15/26	53,450	68,303,139
6.63%, 02/15/27	31,800	41,192,731
6.75%, 08/15/26	38,500	49,679,443
6.88%, 08/15/25	49,065	62,201,382
7.25%, 08/15/22	121,500	143,854,292
7.50%, 11/15/24	40,000	51,212,483
7.63%, 11/15/22	12,000	14,505,729
7.63%, 02/15/25	13,817	17,922,889
7.88%, 02/15/21	36,500	41,618,614
8.00%, 11/15/21	30,500	35,931,314
8.13%, 08/15/19	73,984	79,077,538
8.13%, 05/15/21	7,000	8,106,091
8.75%, 05/15/20	1,000	1,121,782
8.75%, 08/15/20	36,606	41,525,314
		21,157,139,847
Total U.S. Government & Agency Obligations — 68.3% (Cost: $38,485,982,329)		37,922,508,527

Short-Term Investments
Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(g)(k)(l)	4,446,864	4,447,752,948
Security	Shares(000)	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(g)(k)(m)	245,509	$ 245,508,968
		4,693,261,916
Total Short-Term Investments — 8.5% (Cost: $4,692,393,185)		4,693,261,916
Total Investments in Securities — 107.6% (Cost: $60,554,058,684)		59,706,595,733
Other Assets, Less Liabilities — (7.6)%		(4,197,228,698)
Net Assets — 100.0%		$ 55,509,367,035

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	All or a portion of this security is on loan.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(f)	Zero-coupon bond.
(g)	Affiliate of the Fund.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Investments are denominated in U.S. dollars.
(j)	TBA transaction.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security represents an investment of TBA cash collateral.
(m)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,151,645	—	(2,704,781) (a)	4,446,864	$4,447,752,948	$24,433,579	$ (264,149)	$ 630,497
BlackRock Cash Funds: Treasury, SL Agency Shares	360,169	—	(114,660) (a)	245,509	245,508,968	402,611 (b)	—	—
PNC Bank N.A.
2.15%, 04/29/21	3,190	150	—	3,340	3,247,549	17,810	—	(4,117)
2.25%, 07/02/19	3,900	—	—	3,900	3,881,904	16,312	—	13,192
2.30%, 06/01/20	2,500	600	—	3,100	3,059,173	14,100	—	(1,796)
2.40%, 10/18/19	1,250	250	—	1,500	1,492,035	8,150	—	709
2.45%, 11/05/20	2,800	—	—	2,800	2,759,316	17,297	—	(5,272)
2.45%, 07/28/22	350	—	—	350	338,566	2,209	—	(387)
2.50%, 01/22/21	250	100	—	350	344,687	2,048	—	(338)
2.55%, 12/09/21	250	250	—	500	488,830	3,384	—	(1,763)
2.60%, 07/21/20	350	—	—	350	347,113	1,941	—	114
2.63%, 02/17/22	—	150	—	150	146,769	938	—	186
2.70%, 11/01/22	5,360	400	—	5,760	5,573,894	43,266	—	(26,261)

iShares® Core U.S. Aggregate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates (continued)
Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
2.95%, 01/30/23	1,500	—	—	1,500	$ 1,459,560	$ 11,642	$ —	$ (10,209)
2.95%, 02/23/25	250	460	—	710	682,083	3,103	—	970
3.10%, 10/25/27	700	—	—	700	664,440	5,501	—	(4,521)
3.25%, 06/01/25	750	55	—	805	784,368	5,583	—	(6,481)
3.25%, 01/22/28	795	—	—	795	762,437	6,804	—	(6,355)
3.30%, 10/30/24	1,500	—	—	1,500	1,478,685	9,520	—	(7,915)
3.80%, 07/25/23	7,100	188	—	7,288	7,348,345	66,948	—	(60,214)
4.20%, 11/01/25	6,000	—	—	6,000	6,150,960	56,674	—	(49,295)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	706	10	—	716	682,642	5,938	—	(6,188)
3.90%, 04/29/24	2,835	350	—	3,185	3,203,282	27,402	—	(40,755)
4.38%, 08/11/20	2,762	—	—	2,762	2,836,712	19,515	—	(7,563)
6.70%, 06/10/19	1,163	—	—	1,163	1,208,229	16,667	—	(9,911)
6.88%, 05/15/19	225	—	(225)	—	—	1,228	(1,450)	1,963
					$4,742,203,495	$25,200,170	$ (265,599)	$ 398,290

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$ —	$ 659,633,584	$ —	$ 659,633,584
Corporate Bonds & Notes	—	14,345,448,442	—	14,345,448,442
Foreign Government Obligations	—	1,739,568,005	—	1,739,568,005
Municipal Debt Obligations	—	346,175,259	—	346,175,259
U.S. Government & Agency Obligations	—	37,922,508,527	—	37,922,508,527
Money Market Funds	4,693,261,916	—	—	4,693,261,916
	$ 4,693,261,916	$55,013,333,817	$ —	$59,706,595,733
Portfolio Abbreviations - Fixed Income
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond

iShares® Edge High Yield Defensive Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 3.1%
Bombardier Inc.
6.13%, 01/15/23(a)	$ 75	$ 74,719
7.50%, 12/01/24 (Call 12/01/20)(a)	25	26,062
7.50%, 03/15/25 (Call 03/15/20)(a)	100	103,260
KLX Inc., 5.88%, 12/01/22 (Call 07/02/18)(a)	100	104,500
TransDigm Inc.
6.38%, 06/15/26 (Call 06/15/21)	100	100,500
6.50%, 07/15/24 (Call 07/15/19)	25	25,500
6.50%, 05/15/25 (Call 05/15/20)	25	25,360
		459,901
Agriculture — 0.7%
Vector Group Ltd., 6.13%, 02/01/25 (Call 02/01/20)(a)	100	98,000
Airlines — 0.7%
Allegiant Travel Co., 5.50%, 07/15/19	50	50,500
American Airlines Group Inc., 4.63%, 03/01/20(a)	50	49,980
		100,480
Auto Manufacturers — 2.3%
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23 (Call 07/02/18)(a)	150	151,125
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)	100	103,250
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	100	86,750
		341,125
Auto Parts & Equiptment — 1.4%
Allison Transmission Inc., 5.00%, 10/01/24 (Call 10/01/19)(a)(b)	100	99,250
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)	25	24,781
Meritor Inc., 6.25%, 02/15/24 (Call 02/15/19)	50	51,000
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)(a)	25	25,125
		200,156
Beverages — 0.5%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 04/01/20)(a)	75	73,875
Building Materials — 1.5%
Builders FirstSource Inc., 5.63%, 09/01/24 (Call 09/01/19)(a)(b)	100	98,224
Griffon Corp., 5.25%, 03/01/22 (Call 07/02/18)	75	72,375
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 07/15/18)	50	50,500
		221,099
Chemicals — 2.7%
CF Industries Inc., 5.38%, 03/15/44	85	75,013
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 06/15/19)(a)	75	77,062
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	50	51,500
Platform Specialty Products Corp., 6.50%, 02/01/22 (Call 07/02/18)(a)(b)	100	102,500
PolyOne Corp., 5.25%, 03/15/23	50	50,909
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)	50	49,250
		406,234
Coal — 1.4%
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(a)	25	25,555
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	50	51,875
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 06/15/20)(a)	75	76,125
Security	Par(000)	Value
Coal (continued)
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	$ 50	$ 51,188
		204,743
Commercial Services — 2.2%
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 05/01/20)(a)	25	24,500
Laureate Education Inc., 8.25%, 05/01/25 (Call 05/01/20)(a)	100	105,750
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	50	48,688
RR Donnelley & Sons Co., 7.88%, 03/15/21	50	51,500
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)	100	96,875
		327,313
Computers — 1.2%
Conduent Finance Inc./Conduent Business Services LLC, 10.50%, 12/15/24 (Call 12/15/20)(a)(b)	50	58,625
NCR Corp.
5.00%, 07/15/22 (Call 07/02/18)	75	73,875
6.38%, 12/15/23 (Call 12/15/18)(b)	50	51,426
		183,926
Cosmetics & Personal Care — 1.3%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)(b)	100	99,732
Avon Products Inc., 7.00%, 03/15/23	50	42,125
Edgewell Personal Care Co., 4.70%, 05/24/22	50	48,875
		190,732
Distribution & Wholesale — 0.7%
LKQ Corp., 4.75%, 05/15/23 (Call 05/15/19)	100	99,375
Diversified Financial Services — 5.9%
Ally Financial Inc., 8.00%, 11/01/31(b)	100	120,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 02/01/22 (Call 02/01/19)(b)	25	25,594
6.38%, 12/15/25 (Call 12/15/20)	50	49,813
6.75%, 02/01/24 (Call 02/01/20)	100	102,250
LPL Holdings Inc., 5.75%, 09/15/25 (Call 03/15/20)(a)(b)	100	96,250
Navient Corp.
5.88%, 10/25/24(b)	50	49,265
6.13%, 03/25/24(b)	100	100,250
6.75%, 06/25/25(b)	50	50,860
7.25%, 09/25/23	50	52,625
Springleaf Finance Corp.
6.88%, 03/15/25	75	74,625
7.13%, 03/15/26	100	99,970
VFH Parent LLC/Orchestra Co-Issuer Inc., 6.75%, 06/15/22 (Call 06/15/19)(a)	50	51,780
		873,282
Electric — 2.0%
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)	100	109,000
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	50	49,375
7.25%, 05/15/26 (Call 05/15/21)(b)	125	134,063
		292,438
Electrical Components & Equiptment — 0.2%
Energizer Holdings Inc., 5.50%, 06/15/25 (Call 06/15/20)(a)	25	24,500
Entertainment — 3.9%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/19)	50	50,125
Cinemark USA Inc., 4.88%, 06/01/23 (Call 07/02/18)	75	72,465
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)	25	24,875

iShares® Edge High Yield Defensive Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Entertainment (continued)
International Game Technology PLC, 6.50%, 02/15/25 (Call 08/15/24)(a)	$ 200	$ 204,875
Scientific Games International Inc., 10.00%, 12/01/22 (Call 12/01/18)	100	107,251
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(a)	100	96,500
5.50%, 04/15/27 (Call 04/15/22)(a)	25	24,242
		580,333
Environmental Control — 0.2%
Covanta Holding Corp., 5.88%, 07/01/25 (Call 07/01/20)	25	24,101
Food — 2.8%
B&G Foods Inc., 5.25%, 04/01/25 (Call 04/01/20)(b)	100	94,000
Pilgrim's Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(a)	75	72,375
5.88%, 09/30/27 (Call 09/30/22)(a)	75	70,500
Post Holdings Inc.
5.50%, 03/01/25 (Call 03/01/20)(a)	150	147,750
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	25	23,562
		408,187
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.63%, 05/20/24 (Call 03/20/24)	75	74,250
Health Care - Products — 0.8%
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21 (Call 07/02/18)(a)(b)	125	125,781
Health Care - Services — 6.5%
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)	125	118,475
5.13%, 07/15/24 (Call 07/15/19)	50	48,750
Encompass Health Corp., 5.75%, 11/01/24 (Call 07/02/18)	100	101,500
HCA Inc.
5.25%, 04/15/25	100	100,500
5.38%, 02/01/25	50	49,125
5.50%, 06/15/47 (Call 12/15/46)	50	46,625
7.50%, 02/15/22	125	136,562
MEDNAX Inc., 5.25%, 12/01/23 (Call 12/01/18)(a)	50	49,250
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)	75	74,993
Tenet Healthcare Corp.
6.75%, 06/15/23	50	49,750
7.00%, 08/01/25 (Call 08/01/20)(a)	50	49,688
8.13%, 04/01/22	125	130,781
		955,999
Holding Companies - Diversified — 0.5%
HRG Group Inc., 7.75%, 01/15/22 (Call 07/02/18)	75	77,040
Home Builders — 1.3%
MDC Holdings Inc., 6.00%, 01/15/43 (Call 10/15/42)	25	22,406
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	75	74,625
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	50	49,735
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)	50	47,548
		194,314
Household Products & Wares — 0.7%
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/20)	100	99,000
Internet — 1.7%
Netflix Inc., 4.88%, 04/15/28(a)(b)	100	95,010
VeriSign Inc., 4.63%, 05/01/23 (Call 07/02/18)	50	50,375
Security	Par(000)	Value
Internet (continued)
Zayo Group LLC/Zayo Capital Inc., 6.38%, 05/15/25 (Call 05/15/20)	$ 100	$ 101,375
		246,760
Iron & Steel — 2.7%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	75	81,727
ArcelorMittal
7.00%, 03/01/41	100	113,001
7.25%, 10/15/39	25	29,000
Cleveland-Cliffs Inc., 5.75%, 03/01/25 (Call 03/01/20)	100	95,720
U.S. Steel Corp., 6.88%, 08/15/25 (Call 08/15/20)	75	76,703
		396,151
Lodging — 0.2%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)	25	23,906
Machinery — 0.9%
Terex Corp., 5.63%, 02/01/25 (Call 02/01/20)(a)	75	74,438
Xerium Technologies Inc., 9.50%, 08/15/21 (Call 08/15/18)(b)	50	52,125
		126,563
Media — 3.4%
Cable One Inc., 5.75%, 06/15/22 (Call 06/15/18)(a)	50	50,937
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)	115	116,150
Sirius XM Radio Inc.
5.38%, 04/15/25 (Call 04/15/20)(a)	100	98,875
6.00%, 07/15/24 (Call 07/15/19)(a)	50	51,250
Virgin Media Secured Finance PLC, 5.50%, 08/15/26 (Call 08/15/21)(a)	200	189,750
		506,962
Mining — 3.7%
Alcoa Nederland Holding BV, 6.75%, 09/30/24 (Call 09/30/19)(a)	200	211,540
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	100	96,126
6.88%, 02/15/23 (Call 02/15/20)	100	107,250
Hecla Mining Co., 6.88%, 05/01/21 (Call 07/02/18)	50	50,938
IAMGOLD Corp., 7.00%, 04/15/25 (Call 04/15/20)(a)	25	25,781
Joseph T Ryerson & Son Inc., 11.00%, 05/15/22 (Call 05/15/19)(a)	50	55,125
		546,760
Office & Business Equipment — 0.8%
Pitney Bowes Inc.
3.63%, 10/01/21 (Call 09/01/21)	75	69,188
4.63%, 03/15/24 (Call 12/15/23)	60	51,444
		120,632
Oil & Gas — 9.0%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 07/02/18)	125	122,969
CNX Resources Corp., 5.88%, 04/15/22 (Call 07/02/18)	75	75,656
CVR Refining LLC/Coffeyville Finance Inc., 6.50%, 11/01/22 (Call 07/02/18)	50	50,750
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)	50	51,625
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)(b)	75	62,437
5.20%, 03/15/25 (Call 12/15/24)(b)	100	83,750
Matador Resources Co., 6.88%, 04/15/23 (Call 07/02/18)(b)	50	52,312
Murphy Oil Corp., 6.88%, 08/15/24 (Call 08/15/19)	50	53,000
Murphy Oil USA Inc., 6.00%, 08/15/23 (Call 08/15/18)	50	51,375
Oasis Petroleum Inc., 6.88%, 03/15/22 (Call 07/02/18)	100	101,500

iShares® Edge High Yield Defensive Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	$ 50	$ 51,813
7.25%, 06/15/25 (Call 06/15/20)	75	77,790
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	75	70,219
7.38%, 06/15/25 (Call 03/15/25)	50	47,875
Southwestern Energy Co., 6.45%, 01/23/25 (Call 10/23/24)	50	49,125
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/20)(a)	100	95,501
Transocean Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	75	76,031
9.00%, 07/15/23 (Call 07/15/20)(a)	100	107,750
WildHorse Resource Development Corp., 6.88%, 02/01/25 (Call 02/01/20)	50	51,063
		1,332,541
Oil & Gas Services — 2.2%
SESI LLC
7.13%, 12/15/21 (Call 07/02/18)	75	76,406
7.75%, 09/15/24 (Call 09/15/20)(b)	50	51,875
Weatherford International LLC, 9.88%, 03/01/25 (Call 06/19/18)(a)	50	48,750
Weatherford International Ltd.
7.75%, 06/15/21 (Call 05/15/21)	25	25,375
8.25%, 06/15/23 (Call 03/15/23)	50	48,500
9.88%, 02/15/24 (Call 11/15/23)	75	73,500
		324,406
Packaging & Containers — 1.0%
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	50	46,750
5.13%, 07/15/23 (Call 07/15/18)	100	99,000
		145,750
Pipelines — 2.4%
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 07/02/18)	75	76,312
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 10/01/20)	75	72,188
6.75%, 08/01/22 (Call 08/01/18)	75	76,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 04/15/25 (Call 04/15/20)(b)	50	47,625
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24 (Call 09/15/19)(a)	77	77,385
		349,635
Real Estate — 1.6%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)	100	96,625
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/19)	100	98,250
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	50	47,000
		241,875
Real Estate Investment Trusts — 4.3%
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)	50	42,682
CyrusOne LP/CyrusOne Finance Corp., 5.00%, 03/15/24 (Call 03/15/20)	50	50,063
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)	100	96,060
Iron Mountain Inc.
5.25%, 03/15/28 (Call 12/27/22)(a)	10	9,413
5.75%, 08/15/24 (Call 06/11/18)	100	98,620
6.00%, 08/15/23 (Call 08/15/18)(b)	50	51,500
MPT Operating Partnership LP/MPT Finance Corp., 6.38%, 03/01/24 (Call 03/01/19)	50	52,500
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	$ 100	$ 101,500
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/19)(a)	20	18,644
8.25%, 10/15/23 (Call 04/15/19)(b)	125	121,837
		642,819
Retail — 3.4%
1011778 BC ULC/New Red Finance Inc., 5.00%, 10/15/25 (Call 10/15/20)(a)	125	118,437
JC Penney Corp. Inc., 8.63%, 03/15/25 (Call 03/15/21)(a)(b)	35	29,050
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 06/01/24 (Call 06/01/19)(a)	125	123,437
5.25%, 06/01/26 (Call 06/01/21)(a)	25	24,438
L Brands Inc.
6.75%, 07/01/36	55	49,500
6.88%, 11/01/35	125	113,594
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)(b)	50	48,160
		506,616
Semiconductors — 1.6%
Qorvo Inc., 6.75%, 12/01/23 (Call 12/01/18)	100	106,125
Sensata Technologies BV, 4.88%, 10/15/23(a)	125	125,000
		231,125
Software — 2.8%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	50	51,028
First Data Corp.
5.75%, 01/15/24 (Call 01/15/19)(a)	100	100,375
7.00%, 12/01/23 (Call 12/01/18)(a)	100	104,770
MSCI Inc., 5.75%, 08/15/25 (Call 08/15/20)(a)	50	51,437
Open Text Corp., 5.88%, 06/01/26 (Call 06/01/21)(a)	50	51,130
PTC Inc., 6.00%, 05/15/24 (Call 05/15/19)	50	52,500
		411,240
Telecommunications — 9.3%
CenturyLink Inc.
Series P, 7.60%, 09/15/39(b)	100	84,500
Series U, 7.65%, 03/15/42	75	63,375
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	75	77,111
CommScope Inc., 5.00%, 06/15/21 (Call 06/11/18)(a)	50	50,250
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)	125	80,000
7.63%, 04/15/24	110	74,800
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	25	24,219
11.00%, 09/15/25 (Call 06/15/25)	75	60,000
GCI Inc., 6.88%, 04/15/25 (Call 04/15/20)	50	52,062
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 12.50%, 07/01/22 (Call 07/01/19)(a)	75	79,687
GTT Communications Inc., 7.88%, 12/31/24 (Call 12/31/19)(a)(b)	75	75,000
Hughes Satellite Systems Corp.
5.25%, 08/01/26	75	71,344
6.63%, 08/01/26	75	72,750
Nokia OYJ, 6.63%, 05/15/39	50	52,368
Plantronics Inc., 5.50%, 05/31/23 (Call 07/02/18)(a)(b)	50	49,750
Sprint Capital Corp., 8.75%, 03/15/32	75	80,719
Sprint Corp.
7.13%, 06/15/24	75	75,562
7.63%, 02/15/25 (Call 11/15/24)	150	154,500
7.63%, 03/01/26 (Call 11/01/25)	50	51,375
7.88%, 09/15/23	25	26,238

iShares® Edge High Yield Defensive Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par/Shares (000)	Value
Telecommunications (continued)
ViaSat Inc., 5.63%, 09/15/25 (Call 09/15/20)(a)	$ 25	$ 23,438
		1,379,048
Toys, Games & Hobbies — 0.7%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	100	97,405
Transportation — 1.0%
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	50	51,110
6.50%, 06/15/22 (Call 07/02/18)(a)	100	102,400
		153,510
Trucking & Leasing — 0.3%
Fortress Transportation & Infrastructure Investors LLC, 6.75%, 03/15/22 (Call 03/15/20)(a)	50	50,500
Total Corporate Bonds & Notes — 98.0% (Cost: $14,771,255)		14,470,388

Short-Term Investments
Money Market Funds — 20.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	2,812	2,812,659
Security	Shares(000)	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	179	$ 179,268
		2,991,927
Total Short-Term Investments — 20.3% (Cost: $2,991,545)		2,991,927
Total Investments in Securities — 118.3% (Cost: $17,762,800)		17,462,315
Other Assets, Less Liabilities — (18.3)%		(2,706,193)
Net Assets — 100.0%		$ 14,756,122

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,690	1,122	2,812	$2,812,659	$ 2,697(a)	$ (90)	$ 422
BlackRock Cash Funds: Treasury, SL Agency Shares	312	(133)	179	179,268	1,003	—	—
				$2,991,927	$ 3,700	$ (90)	$ 422

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$14,470,388	$ —	$14,470,388
Money Market Funds	2,991,927	—	—	2,991,927
	$ 2,991,927	$14,470,388	$ —	$17,462,315

iShares® Edge Investment Grade Enhanced Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 0.6%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$ 175	$ 168,347
3.65%, 11/01/24 (Call 08/01/24)	50	49,134
		217,481
Aerospace & Defense — 3.3%
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	30	29,256
5.20%, 10/15/19	200	206,349
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	100	95,432
3.55%, 01/15/26 (Call 10/15/25)(a)	160	158,493
Northrop Grumman Corp., 4.75%, 06/01/43	115	121,364
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	15	14,669
3.20%, 03/15/24 (Call 01/15/24)	80	77,330
3.50%, 03/15/27 (Call 12/15/26)	120	114,961
United Technologies Corp.
4.50%, 06/01/42	150	148,063
5.70%, 04/15/40	125	143,897
		1,109,814
Agriculture — 2.2%
Altria Group Inc.
4.00%, 01/31/24	140	142,498
5.38%, 01/31/44	80	87,314
BAT Capital Corp., 3.22%, 08/15/24 (Call 06/15/24)(b)	70	66,667
Philip Morris International Inc., 6.38%, 05/16/38	115	142,278
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	145	146,930
5.70%, 08/15/35 (Call 02/15/35)	115	126,297
5.85%, 08/15/45 (Call 02/15/45)	30	33,524
		745,508
Airlines — 0.6%
Delta Air Lines Inc.
3.63%, 03/15/22 (Call 02/15/22)	170	168,988
4.38%, 04/19/28 (Call 01/19/28)	30	29,449
		198,437
Auto Manufacturers — 3.0%
Daimler Finance North America LLC, 8.50%, 01/18/31	115	163,785
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	115	113,784
7.45%, 07/16/31	120	142,109
Ford Motor Credit Co. LLC, 4.13%, 08/04/25	200	196,636
General Motors Co., 6.60%, 04/01/36 (Call 10/01/35)	90	100,512
General Motors Financial Co. Inc.
4.00%, 01/15/25 (Call 10/15/24)	60	58,930
4.30%, 07/13/25 (Call 04/13/25)	60	59,489
5.25%, 03/01/26 (Call 12/01/25)	160	167,597
		1,002,842
Auto Parts & Equiptment — 0.4%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	125	119,509
Banks — 11.3%
Bank of America Corp.
3.59%, 07/21/28 (Call 07/21/27)(c)(d)	20	19,174
4.00%, 01/22/25	20	19,815
Barclays PLC, 4.38%, 01/12/26	250	243,148
Security	Par(000)	Value
Banks (continued)
Citigroup Inc.
3.40%, 05/01/26	$ 250	$ 238,201
4.60%, 03/09/26	60	60,678
5.50%, 09/13/25	165	176,473
8.13%, 07/15/39	115	165,682
Deutsche Bank AG, 4.25%, 10/14/21	120	119,008
Deutsche Bank AG/London, 3.70%, 05/30/24	175	163,679
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	80	77,669
3.50%, 11/16/26 (Call 11/16/25)	135	128,274
3.75%, 05/22/25 (Call 02/22/25)	175	171,641
3.75%, 02/25/26 (Call 11/25/25)	70	67,886
3.85%, 07/08/24 (Call 04/08/24)	225	224,280
4.00%, 03/03/24	75	75,593
HSBC Holdings PLC, 3.90%, 05/25/26	250	245,955
HSBC USA Inc., 3.50%, 06/23/24	250	246,849
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	35	33,561
3.20%, 06/15/26 (Call 03/15/26)	200	190,110
3.30%, 04/01/26 (Call 01/01/26)	140	134,188
3.90%, 07/15/25 (Call 04/15/25)	200	200,263
Morgan Stanley
3.88%, 01/27/26	120	118,885
Series F, 3.88%, 04/29/24(a)	95	95,499
Royal Bank of Canada, 4.65%, 01/27/26	150	153,638
Royal Bank of Scotland Group PLC, 3.88%, 09/12/23	200	195,680
Wells Fargo & Co.
3.00%, 02/19/25	15	14,176
3.00%, 04/22/26	255	238,393
		3,818,398
Beverages — 1.7%
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	80	78,866
Anheuser-Busch InBev Worldwide Inc., 8.20%, 01/15/39	95	137,962
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	100	95,446
4.25%, 05/01/23	110	112,882
Molson Coors Brewing Co., 3.00%, 07/15/26 (Call 04/15/26)	160	145,968
		571,124
Biotechnology — 1.9%
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	150	146,955
Biogen Inc.
4.05%, 09/15/25 (Call 06/15/25)	150	151,652
5.20%, 09/15/45 (Call 03/15/45)	40	42,427
Celgene Corp.
3.45%, 11/15/27 (Call 08/15/27)	90	83,902
3.88%, 08/15/25 (Call 05/15/25)(a)	170	166,871
3.90%, 02/20/28 (Call 11/20/27)	60	57,671
		649,478
Building Materials — 0.2%
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	60	56,217
Chemicals — 2.2%
Dow Chemical Co. (The), 4.38%, 11/15/42 (Call 05/15/42)	70	67,473
LYB International Finance BV, 5.25%, 07/15/43	55	58,346
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	155	146,916

iShares® Edge Investment Grade Enhanced Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Chemicals (continued)
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)	$ 125	$ 121,283
4.40%, 07/15/44 (Call 01/15/44)	15	14,213
Nutrien Ltd., 3.38%, 03/15/25 (Call 12/15/24)	120	114,315
Sherwin-Williams Co. (The), 3.45%, 06/01/27 (Call 03/01/27)	175	166,152
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	65	62,297
		750,995
Commercial Services — 2.0%
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)	40	37,279
3.25%, 12/01/27 (Call 09/01/27)(a)	120	115,780
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)	180	187,571
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)	85	85,418
4.80%, 04/01/26 (Call 01/01/26)	115	119,710
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	125	123,913
		669,671
Computers — 1.0%
Apple Inc.
3.20%, 05/11/27 (Call 02/11/27)	70	68,122
3.35%, 02/09/27 (Call 11/09/26)	100	98,565
DXC Technology Co., 4.75%, 04/15/27 (Call 01/15/27)	15	15,293
HP Inc., 6.00%, 09/15/41	165	168,782
		350,762
Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 01/15/25 (Call 11/15/24)	350	330,784
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	45	43,853
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	65	63,430
International Lease Finance Corp., 8.25%, 12/15/20(a)	50	55,593
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	60	58,077
Nomura Holdings Inc., 6.70%, 03/04/20	120	126,978
Raymond James Financial Inc., 3.63%, 09/15/26	25	24,251
		702,966
Electric — 7.8%
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	30	28,374
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	40	38,661
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	140	138,467
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)	80	73,411
3.80%, 03/15/27 (Call 12/15/26)	30	29,553
Duke Energy Corp.
2.65%, 09/01/26 (Call 06/01/26)	235	213,809
3.75%, 04/15/24 (Call 01/15/24)	155	155,124
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	15	14,536
3.40%, 10/01/46 (Call 04/01/46)	55	49,477
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	125	124,446
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	140	128,764
Entergy Louisiana LLC, 4.00%, 03/15/33 (Call 12/15/32)	115	116,598
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	150	143,741
3.95%, 06/15/25 (Call 03/15/25)	225	224,488
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	30	30,287
6.25%, 10/01/39	30	32,662
FirstEnergy Corp.
Series B, 4.25%, 03/15/23 (Call 12/15/22)(a)	100	102,023
Series C, 7.38%, 11/15/31	95	125,239
Security	Par(000)	Value
Electric (continued)
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	$ 75	$ 71,619
3.95%, 03/01/48 (Call 09/01/47)	20	20,111
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)	185	178,379
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	140	131,966
3.40%, 02/01/28 (Call 10/01/27)	150	142,105
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	170	165,215
3.25%, 07/01/26 (Call 04/01/26)	175	165,533
		2,644,588
Electronics — 0.9%
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	50	47,024
3.88%, 01/12/28 (Call 10/12/27)	45	42,826
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	140	131,558
Jabil Inc., 3.95%, 01/12/28 (Call 10/12/27)	40	38,154
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	40	40,530
		300,092
Environmental Control — 0.8%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	40	37,172
3.38%, 11/15/27 (Call 08/15/27)	130	124,424
Waste Management Inc., 3.15%, 11/15/27 (Call 08/15/27)	130	122,086
		283,682
Food — 5.5%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	220	213,680
4.15%, 03/15/28 (Call 12/15/27)	40	38,325
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	80	78,284
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)	130	120,136
4.00%, 04/17/25 (Call 02/17/25)	60	59,861
4.20%, 04/17/28 (Call 01/17/28)	50	49,321
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	30	28,245
JM Smucker Co. (The), 3.50%, 03/15/25	170	166,610
Kellogg Co.
3.25%, 04/01/26(a)	140	132,287
3.40%, 11/15/27 (Call 08/15/27)	65	60,824
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	80	73,013
3.95%, 07/15/25 (Call 04/15/25)	130	128,234
6.88%, 01/26/39	85	101,518
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)	130	123,630
Mondelez International Inc., 4.13%, 05/07/28 (Call 02/07/28)	50	50,083
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	190	181,728
3.75%, 10/01/25 (Call 07/01/25)	50	49,770
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	60	57,209
3.95%, 08/15/24 (Call 05/15/24)(a)	135	135,655
		1,848,413
Forest Products & Paper — 0.3%
International Paper Co., 3.00%, 02/15/27 (Call 11/15/26)	95	86,493

iShares® Edge Investment Grade Enhanced Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Products — 4.4%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	$ 100	$ 95,327
3.75%, 11/30/26 (Call 08/30/26)	110	108,798
4.75%, 11/30/36 (Call 05/30/36)	50	52,713
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)(a)	135	123,566
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	160	152,152
3.73%, 12/15/24 (Call 09/15/24)	105	103,070
Boston Scientific Corp.
3.85%, 05/15/25	80	79,684
4.00%, 03/01/28 (Call 12/01/27)	100	98,615
Stryker Corp.
3.38%, 11/01/25 (Call 08/01/25)	150	147,601
3.50%, 03/15/26 (Call 12/15/25)	65	64,086
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	105	97,802
4.15%, 02/01/24 (Call 11/01/23)	125	127,699
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	50	49,294
3.55%, 04/01/25 (Call 01/01/25)	175	168,380
		1,468,787
Health Care - Services — 2.9%
Aetna Inc.
2.80%, 06/15/23 (Call 04/15/23)	75	72,054
3.50%, 11/15/24 (Call 08/15/24)	130	127,536
Anthem Inc.
3.30%, 01/15/23	30	29,670
3.50%, 08/15/24 (Call 05/15/24)	205	200,675
3.65%, 12/01/27 (Call 09/01/27)	50	47,752
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	20	18,144
3.25%, 04/15/25 (Call 01/15/25)	225	213,962
Humana Inc., 3.95%, 03/15/27 (Call 12/15/26)	50	49,454
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	100	98,287
3.60%, 09/01/27 (Call 06/01/27)	30	28,688
4.70%, 02/01/45 (Call 08/01/44)	30	29,612
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	75	71,850
		987,684
Holding Companies - Diversified — 0.5%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	100	95,791
3.63%, 01/19/22 (Call 12/19/21)	30	29,460
4.25%, 03/01/25 (Call 01/01/25)	50	48,659
		173,910
Insurance — 3.4%
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	55	53,054
American International Group Inc.
3.75%, 07/10/25 (Call 04/10/25)	100	97,693
3.88%, 01/15/35 (Call 07/15/34)	20	18,133
4.13%, 02/15/24	160	161,479
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	150	148,581
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	50	49,491
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	140	148,300
Chubb INA Holdings Inc., 3.15%, 03/15/25	120	116,977
CNA Financial Corp., 3.45%, 08/15/27 (Call 05/10/27)	65	61,347
Manulife Financial Corp., 4.15%, 03/04/26	125	125,883
Security	Par(000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	$ 45	$ 45,677
Travelers Companies Inc. (The), 4.05%, 03/07/48 (Call 09/07/47)	35	34,342
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	70	68,008
		1,128,965
Internet — 1.7%
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	50	47,731
3.60%, 06/01/26 (Call 03/01/26)	135	131,002
eBay Inc.
3.45%, 08/01/24 (Call 05/01/24)	85	83,413
3.60%, 06/05/27 (Call 03/05/27)	115	109,123
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	145	132,603
5.00%, 02/15/26 (Call 11/15/25)	60	61,448
		565,320
Leisure Time — 0.1%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	40	37,575
Lodging — 0.4%
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	140	130,624
Machinery — 0.8%
Nvent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)(b)	30	29,559
Roper Technologies Inc., 3.80%, 12/15/26 (Call 09/15/26)	55	54,127
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	150	139,996
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	50	47,713
		271,395
Manufacturing — 0.3%
Carlisle Companies Inc., 3.75%, 12/01/27 (Call 09/01/27)	50	48,054
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)	40	37,532
		85,586
Media — 1.5%
CBS Corp.
3.38%, 02/15/28 (Call 11/15/27)	60	54,547
3.70%, 06/01/28 (Call 03/01/28)(b)	60	56,384
4.00%, 01/15/26 (Call 10/15/25)	80	78,332
Time Warner Inc.
3.60%, 07/15/25 (Call 04/15/25)	100	96,604
3.80%, 02/15/27 (Call 11/15/26)	70	67,613
3.88%, 01/15/26 (Call 10/15/25)	140	136,488
		489,968
Mining — 1.5%
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	160	158,310
Newmont Mining Corp., 4.88%, 03/15/42 (Call 09/15/41)	145	148,969
Southern Copper Corp.
5.88%, 04/23/45	90	97,351
6.75%, 04/16/40	95	111,466
		516,096
Oil & Gas — 3.8%
Andeavor, 5.13%, 12/15/26 (Call 09/15/26)	50	52,825
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	25	24,552
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)(a)	35	34,276
4.38%, 06/01/24 (Call 03/01/24)	150	153,670

iShares® Edge Investment Grade Enhanced Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	$ 90	$ 87,197
4.38%, 01/15/25 (Call 01/15/20)	100	101,168
ConocoPhillips Holding Co., 6.95%, 04/15/29	125	156,301
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	135	133,430
6.50%, 03/01/41 (Call 09/01/40)	60	72,522
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)	110	109,411
4.65%, 11/15/34 (Call 05/15/34)	130	136,178
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	80	76,792
6.63%, 06/15/37	125	154,954
		1,293,276
Pharmaceuticals — 4.6%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	200	188,148
3.60%, 05/14/25 (Call 02/14/25)	50	48,745
4.50%, 05/14/35 (Call 11/14/34)	60	59,773
AstraZeneca PLC
4.00%, 09/18/42	50	47,540
6.45%, 09/15/37	75	94,663
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	135	123,761
3.88%, 07/20/25 (Call 04/20/25)	180	177,187
GlaxoSmithKline Capital Inc., 6.38%, 05/15/38	70	91,433
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	50	48,921
Pfizer Inc., 7.20%, 03/15/39	110	155,637
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	150	137,967
Wyeth LLC, 5.95%, 04/01/37	135	169,490
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	80	74,260
4.50%, 11/13/25 (Call 08/13/25)	85	89,258
4.70%, 02/01/43 (Call 08/01/42)	30	31,223
		1,538,006
Pipelines — 4.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	80	78,706
4.25%, 12/01/27 (Call 09/01/27)	40	38,857
5.25%, 01/15/25 (Call 01/15/21)	100	102,750
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	185	185,101
3.90%, 02/15/24 (Call 11/15/23)	100	101,016
EQT Midstream Partners LP, 4.13%, 12/01/26 (Call 09/01/26)	45	42,719
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	20	19,540
4.88%, 06/01/25 (Call 03/01/25)	150	155,219
5.50%, 02/15/23 (Call 07/02/18)	90	92,026
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	70	68,461
4.95%, 07/13/47 (Call 01/06/47)	50	50,691
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)	150	157,996
7.63%, 01/15/39	80	107,005
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	100	122,433
Valero Energy Partners LP, 4.50%, 03/15/28 (Call 12/15/27)	50	49,510
Security	Par(000)	Value
Pipelines (continued)
Williams Partners LP, 4.00%, 09/15/25 (Call 06/15/25)	$ 150	$ 146,979
		1,519,009
Real Estate Investment Trusts — 5.3%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)	80	76,759
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	80	74,702
4.00%, 06/01/25 (Call 03/01/25)	70	68,995
5.00%, 02/15/24	100	104,659
Boston Properties LP, 3.65%, 02/01/26 (Call 11/03/25)	250	242,823
Crown Castle International Corp.
4.45%, 02/15/26 (Call 11/15/25)	85	85,405
5.25%, 01/15/23	135	142,163
Digital Realty Trust LP, 3.70%, 08/15/27 (Call 05/15/27)	175	165,994
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	135	132,681
4.00%, 06/01/25 (Call 03/01/25)	55	54,098
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	45	42,877
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	40	37,548
Mid-America Apartments LP, 3.60%, 06/01/27 (Call 03/01/27)	40	38,475
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	80	75,713
Realty Income Corp.
3.65%, 01/15/28 (Call 10/15/27)	90	86,583
4.13%, 10/15/26 (Call 07/15/26)	15	14,979
4.65%, 08/01/23 (Call 05/01/23)	85	88,493
Regency Centers LP, 3.60%, 02/01/27 (Call 11/01/26)	70	67,104
Ventas Realty LP, 4.00%, 03/01/28 (Call 12/01/27)	50	48,531
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	50	49,112
4.25%, 04/15/28 (Call 01/15/28)	100	98,027
		1,795,721
Retail — 1.7%
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	40	38,808
McDonald's Corp.
3.70%, 01/30/26 (Call 10/30/25)	160	160,275
4.70%, 12/09/35 (Call 06/09/35)	65	69,265
Tapestry Inc., 4.13%, 07/15/27 (Call 04/15/27)	50	48,397
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)	170	160,983
3.80%, 11/18/24 (Call 08/18/24)	100	99,526
		577,254
Semiconductors — 2.8%
Analog Devices Inc., 3.90%, 12/15/25 (Call 09/15/25)	190	189,953
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (Call 11/15/23)	170	165,459
3.88%, 01/15/27 (Call 10/15/26)	140	133,659
KLA-Tencor Corp., 4.65%, 11/01/24 (Call 08/01/24)	140	145,639
Maxim Integrated Products Inc., 3.45%, 06/15/27 (Call 03/15/27)	70	66,932
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	105	101,397
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	150	143,427
		946,466
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(b)	50	47,701
Software — 3.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	75	72,234

iShares® Edge Investment Grade Enhanced Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Software (continued)
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)(a)	$ 55	$ 52,086
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	30	28,593
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	125	122,025
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	50	46,045
5.00%, 10/15/25 (Call 07/15/25)	155	164,190
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	145	144,823
Microsoft Corp., 4.20%, 11/03/35 (Call 05/03/35)	125	133,039
Oracle Corp.
3.85%, 07/15/36 (Call 01/15/36)	10	9,855
6.50%, 04/15/38	25	32,742
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	50	48,128
3.90%, 08/21/27 (Call 05/21/27)	175	163,953
		1,017,713
Telecommunications — 6.0%
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)(a)	150	143,269
3.95%, 01/15/25 (Call 10/15/24)	75	73,997
4.45%, 04/01/24 (Call 01/01/24)	145	148,395
6.00%, 08/15/40 (Call 05/15/40)	70	75,498
6.38%, 03/01/41	155	175,045
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	115	159,071
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	55	54,895
Orange SA, 9.00%, 03/01/31	100	142,729
Telefonica Emisiones SAU, 4.10%, 03/08/27	150	146,557
Verizon Communications Inc.
4.13%, 03/16/27	210	210,549
4.27%, 01/15/36	225	210,128
4.40%, 11/01/34 (Call 05/01/34)	100	96,461
4.50%, 08/10/33	85	83,388
5.25%, 03/16/37	125	130,497
Vodafone Group PLC
4.38%, 02/19/43	60	54,668
6.15%, 02/27/37	100	112,507
		2,017,654
Textiles — 0.5%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	170	168,029
Security	Par/Shares (000)	Value
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)(a)	$ 55	$ 50,966
Transportation — 0.8%
FedEx Corp., 5.10%, 01/15/44	105	112,262
United Parcel Service Inc., 6.20%, 01/15/38	130	165,622
		277,884
Total Corporate Bonds & Notes — 98.6% (Cost: $33,882,226)		33,232,059

Short-Term Investments
Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	1,495	1,494,905
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	324	323,937
		1,818,842
Total Short-Term Investments — 5.4% (Cost: $1,818,668)		1,818,842
Total Investments in Securities — 104.0% (Cost: $35,700,894)		35,050,901
Other Assets, Less Liabilities — (4.0)%		(1,337,369)
Net Assets — 100.0%		$ 33,713,532

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	210	1,285	1,495	$1,494,905	$ 569(a)	$ (8)	$ 174
BlackRock Cash Funds: Treasury, SL Agency Shares	74	250	324	323,937	1,101	—	—
				$1,818,842	$ 1,670	$ (8)	$ 174

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Edge Investment Grade Enhanced Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$33,232,059	$ —	$33,232,059
Money Market Funds	1,818,842	—	—	1,818,842
	$ 1,818,842	$33,232,059	$ —	$35,050,901

iShares® ESG 1-5 Year USD Corporate Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 1.1%
WPP Finance 2010
3.63%, 09/07/22	$ 265	$ 262,395
4.75%, 11/21/21	100	103,431
		365,826
Aerospace & Defense — 1.2%
Rockwell Collins Inc.
1.95%, 07/15/19	50	49,457
2.80%, 03/15/22 (Call 02/15/22)	200	195,498
5.25%, 07/15/19	135	138,316
		383,271
Agriculture — 1.3%
Bunge Ltd. Finance Corp.
3.50%, 11/24/20 (Call 10/24/20)(a)	150	150,234
8.50%, 06/15/19	250	263,405
		413,639
Airlines — 0.0%
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)	10	9,933
Apparel — 0.8%
VF Corp., 3.50%, 09/01/21 (Call 06/21/21)	250	253,520
Auto Manufacturers — 1.0%
American Honda Finance Corp.
1.65%, 07/12/21	124	118,781
1.70%, 09/09/21	160	153,496
2.15%, 03/13/20	62	61,258
		333,535
Banks — 29.1%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 09/23/19	25	24,742
2.30%, 06/01/21	50	48,675
2.63%, 05/19/22	50	48,541
2.63%, 11/09/22	100	96,660
2.70%, 11/16/20	350	346,622
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	250	248,245
Bancolombia SA, 5.95%, 06/03/21	50	52,171
Bank of Montreal
1.50%, 07/18/19	200	197,400
1.90%, 08/27/21	190	182,562
2.35%, 09/11/22(a)	155	148,719
Bank of New York Mellon Corp. (The), 4.15%, 02/01/21	100	102,858
Bank of Nova Scotia (The)
2.35%, 10/21/20	89	87,476
2.45%, 03/22/21	15	14,698
2.45%, 09/19/22	109	105,162
2.70%, 03/07/22(a)	180	176,425
2.80%, 07/21/21	275	272,140
4.38%, 01/13/21	30	30,942
BPCE SA
2.25%, 01/27/20	100	98,649
2.65%, 02/03/21(a)	325	320,271
2.75%, 12/02/21	60	58,779
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	425	418,612
2.55%, 06/16/22	195	189,583
Citigroup Inc., 2.88%, 07/24/23 (Call 07/24/22)(b)(c)	55	53,203
Security	Par(000)	Value
Banks (continued)
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	$ 60	$ 59,599
2.30%, 03/12/20	250	247,012
2.40%, 11/02/20	250	245,962
2.55%, 03/15/21	50	49,148
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	248,625
2.88%, 06/29/22 (Call 05/29/22)	275	266,024
Deutsche Bank AG, 4.25%, 10/14/21	42	41,740
Deutsche Bank AG/New York NY
3.30%, 11/16/22	100	95,181
3.95%, 02/27/23	100	97,021
Goldman Sachs Group Inc. (The)
2.91%, 06/05/23 (Call 06/05/22)(b)(c)	40	38,744
2.91%, 07/24/23 (Call 07/24/22)(b)(c)	10	9,669
3.00%, 04/26/22 (Call 04/26/21)	65	63,858
3.20%, 02/23/23 (Call 01/23/23)	50	48,980
5.25%, 07/27/21	150	158,172
5.75%, 01/24/22	163	175,416
ING Groep NV, 3.15%, 03/29/22	14	13,762
KeyBank N.A./Cleveland OH
2.40%, 06/09/22	100	96,654
2.50%, 11/22/21	50	48,818
Mizuho Financial Group Inc.
2.60%, 09/11/22	100	95,972
2.95%, 02/28/22	70	68,596
Morgan Stanley
2.63%, 11/17/21	50	48,788
2.75%, 05/19/22	170	165,694
3.75%, 02/25/23	200	200,824
4.88%, 11/01/22	50	52,139
5.50%, 07/28/21	115	122,298
National Australia Bank Ltd./New York
1.88%, 07/12/21	100	95,783
2.50%, 05/22/22	235	227,179
2.80%, 01/10/22	100	98,265
Northern Trust Corp.
2.38%, 08/02/22	205	199,260
3.38%, 08/23/21	50	50,609
3.45%, 11/04/20	250	253,482
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	10	9,920
3.40%, 01/18/23 (Call 12/19/22)	100	97,083
3.70%, 03/28/22 (Call 02/28/22)	135	133,530
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	50	47,887
2.30%, 03/11/20	400	394,828
2.63%, 03/15/21	150	147,672
State Street Corp.
1.95%, 05/19/21	130	126,772
2.65%, 05/15/23 (Call 05/15/22)(b)(c)	65	63,340
4.38%, 03/07/21	200	207,278
Sumitomo Mitsui Financial Group Inc., 3.10%, 01/17/23	144	141,244
SVB Financial Group, 5.38%, 09/15/20	250	262,057
Toronto-Dominion Bank (The)
1.80%, 07/13/21	180	173,050
2.13%, 04/07/21	12	11,668
Westpac Banking Corp.
2.00%, 08/19/21	27	25,998
2.10%, 05/13/21	500	484,905

iShares® ESG 1-5 Year USD Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
2.75%, 01/11/23	$ 61	$ 59,183
2.80%, 01/11/22	135	132,752
4.88%, 11/19/19	125	128,580
		9,654,156
Beverages — 5.6%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	225	222,914
3.30%, 02/01/23 (Call 12/01/22)	60	59,603
Anheuser-Busch InBev Worldwide Inc.
3.75%, 01/15/22	95	96,760
5.00%, 04/15/20	22	22,950
Coca-Cola European Partners PLC, 3.50%, 09/15/20	150	151,035
Diageo Capital PLC, 4.83%, 07/15/20	440	457,072
Diageo Investment Corp., 2.88%, 05/11/22	150	148,302
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	125	120,239
1.85%, 04/30/20 (Call 03/30/20)	100	98,520
2.25%, 05/02/22 (Call 04/02/22)	60	58,276
2.75%, 03/05/22(a)	25	24,832
2.75%, 03/01/23	100	98,464
3.00%, 08/25/21	140	140,900
3.10%, 07/17/22 (Call 05/17/22)	85	85,178
3.13%, 11/01/20	20	20,191
4.50%, 01/15/20	58	59,731
		1,864,967
Building Materials — 0.4%
CRH America Inc., 5.75%, 01/15/21	75	79,235
Johnson Controls International PLC, 5.00%, 03/30/20	50	51,728
		130,963
Chemicals — 0.4%
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	65	63,456
3.75%, 11/15/21 (Call 08/15/21)	25	24,971
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/01/22)	35	34,043
		122,470
Commercial Services — 2.0%
Ecolab Inc.
2.25%, 01/12/20	200	198,054
2.38%, 08/10/22 (Call 07/10/22)	50	48,285
4.35%, 12/08/21	250	259,365
Western Union Co. (The), 3.60%, 03/15/22 (Call 02/15/22)	165	164,284
		669,988
Computers — 4.4%
Dell International LLC/EMC Corp., 4.42%, 06/15/21 (Call 05/15/21)(d)	205	208,776
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	175	176,528
4.40%, 10/15/22 (Call 08/15/22)	125	129,052
HP Inc., 3.75%, 12/01/20	400	405,016
International Business Machines Corp.
1.63%, 05/15/20	150	146,788
1.88%, 08/01/22	50	47,502
1.90%, 01/27/20(a)	50	49,372
2.25%, 02/19/21	50	49,118
2.50%, 01/27/22	150	147,385
2.88%, 11/09/22	25	24,665
8.38%, 11/01/19	50	53,877
Security	Par(000)	Value
Computers (continued)
Seagate HDD Cayman, 4.25%, 03/01/22 (Call 02/01/22)	$ 35	$ 34,550
		1,472,629
Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co., 1.95%, 02/01/23	200	190,528
Procter & Gamble Co. (The)
1.85%, 02/02/21	25	24,432
1.90%, 11/01/19	330	327,116
2.15%, 08/11/22	125	121,130
2.30%, 02/06/22	110	107,669
		770,875
Diversified Financial Services — 3.7%
American Express Co., 2.50%, 08/01/22 (Call 07/01/22)	190	182,713
American Express Credit Corp.
2.60%, 09/14/20 (Call 08/14/20)	13	12,887
1.70%, 10/30/19 (Call 09/30/19)	6	5,917
2.25%, 05/05/21 (Call 04/05/21)	350	341,530
2.38%, 05/26/20 (Call 04/25/20)	48	47,415
2.70%, 03/03/22 (Call 01/31/22)	125	122,579
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	300	293,811
International Lease Finance Corp.
5.88%, 08/15/22	50	53,450
8.63%, 01/15/22	59	68,129
Visa Inc., 2.20%, 12/14/20 (Call 11/14/20)	85	83,637
		1,212,068
Electric — 5.2%
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	200	193,646
4.50%, 11/15/19	100	102,128
Series K, 2.75%, 03/15/22 (Call 02/15/22)	109	106,770
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	25	24,860
3.50%, 06/01/22 (Call 05/01/22)(a)	100	99,188
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	195	194,674
4.00%, 10/01/20 (Call 07/01/20)	43	43,740
4.25%, 06/15/22 (Call 03/15/22)	77	78,974
5.20%, 10/01/19	44	45,271
NextEra Energy Capital Holdings Inc.
2.30%, 04/01/19	100	99,621
2.40%, 09/15/19 (Call 08/15/19)	150	148,952
2.80%, 01/15/23 (Call 12/15/22)	100	96,769
Public Service Co. of Colorado, 5.13%, 06/01/19	275	281,421
Sempra Energy, 1.63%, 10/07/19	65	63,820
Xcel Energy Inc., 2.60%, 03/15/22 (Call 02/15/22)	150	146,384
		1,726,218
Electronics — 1.4%
Agilent Technologies Inc.
3.20%, 10/01/22 (Call 07/01/22)	200	197,240
5.00%, 07/15/20	50	51,835
Honeywell International Inc.
1.40%, 10/30/19	35	34,432
1.85%, 11/01/21 (Call 10/01/21)	160	154,376
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	12	12,087
		449,970

iShares® ESG 1-5 Year USD Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Food — 3.6%
Campbell Soup Co.
2.50%, 08/02/22	$ 100	$ 95,398
3.65%, 03/15/23 (Call 02/15/23)	150	147,460
4.25%, 04/15/21	100	102,138
General Mills Inc.
2.20%, 10/21/19	150	148,522
2.60%, 10/12/22 (Call 09/12/22)	150	144,032
3.15%, 12/15/21 (Call 09/15/21)	112	111,225
Kellogg Co.
3.13%, 05/17/22	50	49,349
4.00%, 12/15/20	350	358,060
4.15%, 11/15/19	50	50,868
		1,207,052
Health Care - Products — 0.4%
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)	112	108,842
3.13%, 11/08/21	25	24,783
		133,625
Household Products & Wares — 0.3%
Clorox Co. (The), 3.80%, 11/15/21	100	102,210
Housewares — 0.2%
Newell Brands Inc., 3.15%, 04/01/21 (Call 03/01/21)	75	74,341
Insurance — 2.5%
AEGON Funding Co. LLC, 5.75%, 12/15/20	155	164,393
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(d)	200	199,748
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	100	98,838
4.80%, 07/15/21 (Call 04/15/21)	150	156,748
Prudential Financial Inc.
2.35%, 08/15/19	45	44,775
5.38%, 06/21/20	95	99,396
Sompo International Holdings Ltd., 4.70%, 10/15/22	50	51,393
		815,291
Lodging — 1.2%
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	125	120,205
2.88%, 03/01/21 (Call 02/01/21)	220	217,741
Wyndham Worldwide Corp., 3.90%, 03/01/23 (Call 12/01/22)(a)	50	47,350
		385,296
Machinery — 2.3%
Caterpillar Financial Services Corp.
1.70%, 08/09/21	110	105,445
1.93%, 10/01/21	115	110,683
2.00%, 03/05/20	30	29,593
2.40%, 06/06/22	9	8,740
2.85%, 06/01/22	36	35,571
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	27	26,392
3.90%, 05/27/21	102	104,861
CNH Industrial Capital LLC
3.38%, 07/15/19	171	171,381
4.38%, 04/05/22	125	127,243
Xylem Inc./NY, 4.88%, 10/01/21	50	52,393
		772,302
Security	Par(000)	Value
Manufacturing — 2.3%
3M Co.
1.63%, 06/15/19	$ 30	$ 29,730
1.63%, 09/19/21 (Call 08/19/21)	282	271,295
2.00%, 06/26/22	195	188,269
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	130	128,779
4.65%, 10/17/21(a)	150	156,603
		774,676
Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	75	76,499
Discovery Communications LLC, 3.30%, 05/15/22	10	9,869
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	100	98,104
3.50%, 03/16/23 (Call 02/16/23)	200	198,960
Time Warner Inc.
3.40%, 06/15/22	3	2,989
4.00%, 01/15/22	50	50,895
4.70%, 01/15/21	19	19,662
4.75%, 03/29/21	86	89,363
4.88%, 03/15/20	100	103,248
		649,589
Office & Business Equipment — 0.3%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	50	48,348
4.50%, 05/15/21	50	50,801
		99,149
Oil & Gas — 2.4%
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	100	96,048
5.70%, 10/15/19	25	25,726
Devon Energy Corp., 3.25%, 05/15/22 (Call 02/15/22)	80	79,143
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	75	75,587
6.50%, 05/15/19	25	25,747
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	10	9,685
4.88%, 11/15/21	29	30,065
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	30	30,623
Total Capital International SA
2.10%, 06/19/19	50	49,745
2.75%, 06/19/21	96	95,450
2.88%, 02/17/22	100	99,258
Total Capital SA
4.13%, 01/28/21	100	102,954
4.45%, 06/24/20	60	61,936
		781,967
Oil & Gas Services — 1.8%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	350	350,858
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	200	195,250
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	45	42,838
		588,946
Pharmaceuticals — 2.5%
Cardinal Health Inc.
2.40%, 11/15/19	175	173,383
2.62%, 06/15/22 (Call 05/15/22)	200	192,644

iShares® ESG 1-5 Year USD Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pharmaceuticals (continued)
Zoetis Inc.
3.25%, 02/01/23 (Call 11/01/22)	$ 275	$ 271,857
3.45%, 11/13/20 (Call 10/13/20)	200	201,306
		839,190
Pipelines — 0.5%
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	90	87,589
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22 (Call 06/01/22)	35	35,218
ONEOK Inc., 4.25%, 02/01/22 (Call 11/02/21)	25	25,509
ONEOK Partners LP, 3.38%, 10/01/22 (Call 04/01/22)	24	23,748
		172,064
Real Estate Investment Trusts — 0.9%
American Tower Corp.
3.45%, 09/15/21	8	7,995
4.70%, 03/15/22	85	88,374
HCP Inc., 5.38%, 02/01/21 (Call 11/03/20)	50	52,177
Liberty Property LP, 4.75%, 10/01/20 (Call 07/01/20)	150	154,530
		303,076
Retail — 2.2%
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	375	393,667
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)	125	123,357
Macy's Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)	125	118,129
3.88%, 01/15/22 (Call 10/15/21)	50	50,017
Nordstrom Inc., 4.00%, 10/15/21 (Call 07/15/21)	50	50,774
		735,944
Semiconductors — 2.4%
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	202	195,457
2.45%, 07/29/20	205	203,952
2.70%, 12/15/22	50	49,347
3.10%, 07/29/22	65	65,191
3.30%, 10/01/21	170	171,974
NVIDIA Corp., 2.20%, 09/16/21 (Call 08/16/21)	100	97,404
		783,325
Software — 3.0%
Autodesk Inc., 3.13%, 06/15/20 (Call 05/15/20)	60	59,991
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	225	216,331
1.85%, 02/06/20	100	98,881
2.38%, 02/12/22 (Call 01/12/22)	280	274,968
2.40%, 02/06/22 (Call 01/06/22)	204	200,273
3.00%, 10/01/20	80	80,661
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	65	62,551
		993,656
Telecommunications — 4.1%
Motorola Solutions Inc., 3.75%, 05/15/22	195	194,581
Orange SA
1.63%, 11/03/19	240	235,755
5.38%, 07/08/19	160	164,499
Security	Par/Shares (000)	Value
Telecommunications (continued)
Telefonica Emisiones SAU, 5.46%, 02/16/21	$ 155	$ 163,717
Vodafone Group PLC
2.50%, 09/26/22	125	119,871
2.95%, 02/19/23	160	155,093
4.38%, 03/16/21	50	51,529
5.45%, 06/10/19	275	282,686
		1,367,731
Transportation — 1.9%
Ryder System Inc.
2.45%, 09/03/19 (Call 08/03/19)	150	148,992
2.50%, 09/01/22 (Call 08/01/22)	260	249,657
2.55%, 06/01/19 (Call 05/01/19)	50	49,828
2.65%, 03/02/20 (Call 02/20/20)	100	99,311
United Parcel Service Inc., 2.35%, 05/16/22 (Call 04/16/22)	90	87,717
		635,505
Total Corporate Bonds & Notes — 96.7% (Cost: $32,419,136)		32,048,963

Short-Term Investments
Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	1,108	1,107,963
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	358	357,888
		1,465,851
Total Short-Term Investments — 4.4% (Cost: $1,465,666)		1,465,851
Total Investments in Securities — 101.1% (Cost: $33,884,802)		33,514,814
Other Assets, Less Liabilities — (1.1)%		(379,156)
Net Assets — 100.0%		$ 33,135,658

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® ESG 1-5 Year USD Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,132	(24)	1,108	$1,107,963	$ 1,164(a)	$ (120)	$ 240
BlackRock Cash Funds: Treasury, SL Agency Shares	372	(14)	358	357,888	1,560	—	—
				$1,465,851	$ 2,724	$ (120)	$ 240

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$32,048,963	$ —	$32,048,963
Money Market Funds	1,465,851	—	—	1,465,851
	$ 1,465,851	$32,048,963	$ —	$33,514,814

iShares® ESG USD Corporate Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 1.0%
WPP Finance 2010
3.75%, 09/19/24	$ 20	$ 19,515
4.75%, 11/21/21	125	129,289
		148,804
Aerospace & Defense — 2.2%
Embraer Netherlands Finance BV, 5.40%, 02/01/27	35	35,906
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)	25	23,740
3.85%, 04/15/45 (Call 10/15/44)	10	9,195
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	55	53,762
3.20%, 03/15/24 (Call 01/15/24)	155	149,897
3.50%, 03/15/27 (Call 12/15/26)	5	4,787
United Technologies Corp., 4.50%, 06/01/42	40	39,555
		316,842
Agriculture — 1.3%
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	35	31,939
8.50%, 06/15/19	155	163,311
		195,250
Apparel — 0.5%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	25	23,988
2.38%, 11/01/26 (Call 08/01/26)	25	23,007
3.63%, 05/01/43 (Call 11/01/42)	5	4,714
3.88%, 11/01/45 (Call 05/01/45)	15	14,606
		66,315
Auto Manufacturers — 0.5%
American Honda Finance Corp., 2.30%, 09/09/26	50	45,671
Ford Motor Co.
5.29%, 12/08/46 (Call 06/08/46)(a)	20	19,295
7.45%, 07/16/31	10	11,922
		76,888
Banks — 21.0%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	250	243,375
2.70%, 11/16/20	30	29,711
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	200	198,596
Bank of America Corp.
3.82%, 01/20/28 (Call 01/20/27)(b)(c)	35	34,206
4.44%, 01/20/48 (Call 01/20/47)(b)(c)	55	55,169
5.00%, 01/21/44	20	21,642
5.88%, 02/07/42	10	12,025
Bank of Montreal
1.90%, 08/27/21	35	33,630
2.35%, 09/11/22	25	23,987
2.55%, 11/06/22 (Call 10/06/22)	50	48,361
Bank of New York Mellon Corp. (The)
3.25%, 05/16/27 (Call 02/16/27)	10	9,678
3.44%, 02/07/28 (Call 02/07/27)(b)(c)	35	34,259
Bank of Nova Scotia (The)
2.35%, 10/21/20(a)	100	98,288
2.70%, 03/07/22	50	49,007
2.80%, 07/21/21	35	34,636
4.38%, 01/13/21	50	51,570
4.50%, 12/16/25	25	25,064
Barclays PLC, 5.25%, 08/17/45	20	19,554
Security	Par(000)	Value
Banks (continued)
BPCE SA, 2.75%, 12/02/21	$ 250	$ 244,912
Citigroup Inc.
4.45%, 09/29/27	10	9,908
4.75%, 05/18/46	55	53,948
5.88%, 01/30/42	5	5,928
8.13%, 07/15/39	10	14,422
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	50	49,148
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	248,625
3.88%, 04/10/25 (Call 03/10/25)	15	14,603
Cooperatieve Rabobank UA, 5.25%, 05/24/41	20	23,099
Fifth Third Bancorp., 8.25%, 03/01/38	5	6,970
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	5	4,746
3.75%, 05/22/25 (Call 02/22/25)	10	9,789
3.85%, 01/26/27 (Call 01/26/26)	55	53,351
4.75%, 10/21/45 (Call 04/21/45)	5	5,055
5.15%, 05/22/45	10	10,292
6.25%, 02/01/41	10	11,941
6.75%, 10/01/37	50	60,200
HSBC Holdings PLC, 6.10%, 01/14/42	30	37,292
JPMorgan Chase & Co.
3.78%, 02/01/28 (Call 02/01/27)(b)(c)	10	9,792
3.90%, 01/23/49 (Call 01/23/48)(b)(c)	5	4,582
4.26%, 02/22/48 (Call 02/22/47)(a)(b)(c)	55	53,247
4.85%, 02/01/44	5	5,326
4.95%, 06/01/45	10	10,367
5.60%, 07/15/41	5	5,803
6.40%, 05/15/38	15	18,795
Morgan Stanley
3.95%, 04/23/27	35	33,786
4.30%, 01/27/45	30	28,899
4.35%, 09/08/26	10	9,957
4.38%, 01/22/47	40	38,892
National Australia Bank Ltd./New York
1.88%, 07/12/21	20	19,157
2.50%, 07/12/26	25	22,700
Northern Trust Corp.
3.38%, 08/23/21	75	75,913
3.38%, 05/08/32 (Call 05/08/27)(b)(c)	30	28,316
Royal Bank of Canada, 4.65%, 01/27/26	15	15,265
Santander Holdings USA Inc., 4.50%, 07/17/25 (Call 04/17/25)	35	34,590
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21	250	239,435
State Street Corp., 3.55%, 08/18/25	160	160,206
Sumitomo Mitsui Financial Group Inc., 3.54%, 01/17/28	15	14,631
SVB Financial Group, 3.50%, 01/29/25	25	24,298
Toronto-Dominion Bank (The), 3.63%, 09/15/31 (Call 09/15/26)(a)(b)(c)	46	43,545
Westpac Banking Corp.
2.10%, 05/13/21	100	96,981
2.60%, 11/23/20	75	74,105
3.35%, 03/08/27	75	72,377
4.88%, 11/19/19	30	30,859
		3,058,811
Beverages — 5.9%
Anheuser-Busch InBev Finance Inc.
2.65%, 02/01/21 (Call 01/01/21)	25	24,768
3.65%, 02/01/26 (Call 11/01/25)	135	132,987
4.70%, 02/01/36 (Call 08/01/35)	15	15,446
4.90%, 02/01/46 (Call 08/01/45)	35	36,476

iShares® ESG USD Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48 (Call 10/15/47)	$ 5	$ 5,005
4.75%, 04/15/58 (Call 10/15/57)	15	15,023
8.00%, 11/15/39	5	7,226
Coca-Cola European Partners PLC, 3.50%, 09/15/20	100	100,690
Coca-Cola Femsa SAB de CV, 4.63%, 02/15/20	100	102,410
Constellation Brands Inc., 4.50%, 05/09/47 (Call 11/09/46)	5	4,842
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	20	19,436
4.83%, 07/15/20	50	51,940
5.88%, 09/30/36	5	6,187
Diageo Investment Corp., 2.88%, 05/11/22	155	153,245
Dr Pepper Snapple Group Inc., 4.42%, 12/15/46 (Call 06/15/46)	5	4,608
Molson Coors Brewing Co., 4.20%, 07/15/46 (Call 01/15/46)	25	22,368
PepsiCo Inc.
2.75%, 04/30/25 (Call 01/30/25)	10	9,555
2.85%, 02/24/26 (Call 11/24/25)	10	9,544
3.45%, 10/06/46 (Call 04/06/46)	5	4,521
3.60%, 03/01/24 (Call 12/01/23)	100	101,622
4.45%, 04/14/46 (Call 10/14/45)	25	26,563
		854,462
Biotechnology — 0.8%
Amgen Inc.
4.66%, 06/15/51 (Call 12/15/50)	30	30,226
5.15%, 11/15/41 (Call 05/15/41)	5	5,405
Biogen Inc., 5.20%, 09/15/45 (Call 03/15/45)	20	21,289
Celgene Corp.
5.00%, 08/15/45 (Call 02/15/45)	10	9,994
5.25%, 08/15/43	5	5,151
Gilead Sciences Inc.
4.15%, 03/01/47 (Call 09/01/46)	30	28,876
5.65%, 12/01/41 (Call 06/01/41)	15	17,412
		118,353
Building Materials — 0.2%
Johnson Controls International PLC, 4.95%, 07/02/64 (Call 01/02/64)(d)	10	9,883
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	15	13,963
4.30%, 07/15/47 (Call 01/15/47)	15	12,796
		36,642
Chemicals — 0.7%
Dow Chemical Co. (The), 4.38%, 11/15/42 (Call 05/15/42)	20	19,348
Eastman Chemical Co., 4.80%, 09/01/42 (Call 03/01/42)	5	5,133
EI du Pont de Nemours & Co., 4.15%, 02/15/43	25	23,635
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	5	4,742
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	9,561
5.45%, 11/15/33 (Call 05/15/33)	20	20,591
Sherwin-Williams Co. (The), 4.50%, 06/01/47 (Call 12/01/46)	20	19,630
		102,640
Commercial Services — 1.7%
Ecolab Inc.
2.25%, 01/12/20	30	29,708
2.70%, 11/01/26 (Call 08/01/26)	50	46,494
3.25%, 01/14/23 (Call 11/14/22)	50	49,763
4.35%, 12/08/21	82	85,072
5.50%, 12/08/41	20	23,919
Verisk Analytics Inc., 5.50%, 06/15/45 (Call 12/15/44)	10	10,594
Security	Par(000)	Value
Commercial Services (continued)
Western Union Co. (The), 6.20%, 11/17/36	$ 10	$ 10,204
		255,754
Computers — 3.5%
Apple Inc.
2.45%, 08/04/26 (Call 05/04/26)	5	4,620
2.90%, 09/12/27 (Call 06/12/27)	5	4,752
3.20%, 05/11/27 (Call 02/11/27)	5	4,860
3.25%, 02/23/26 (Call 11/23/25)	25	24,532
3.35%, 02/09/27 (Call 11/09/26)	25	24,666
4.50%, 02/23/36 (Call 08/23/35)	15	16,412
4.65%, 02/23/46 (Call 08/23/45)	30	32,797
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(e)	50	52,878
8.10%, 07/15/36 (Call 01/15/36)(e)	5	5,879
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	100	100,873
4.40%, 10/15/22 (Call 08/15/22)	50	51,621
6.35%, 10/15/45 (Call 04/15/45)	15	15,191
HP Inc., 4.05%, 09/15/22	100	102,041
International Business Machines Corp.
2.90%, 11/01/21	20	19,841
5.60%, 11/30/39	30	36,236
Seagate HDD Cayman, 5.75%, 12/01/34 (Call 06/01/34)	10	9,224
		506,423
Cosmetics & Personal Care — 0.4%
Procter & Gamble Co. (The)
2.45%, 11/03/26	25	23,291
2.85%, 08/11/27(a)	35	33,530
		56,821
Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.20%, 05/15/47 (Call 11/15/46)	5	4,924
Diversified Financial Services — 2.9%
American Express Co., 3.00%, 10/30/24 (Call 09/29/24)	10	9,639
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	50	48,252
AXA Financial Inc., 7.00%, 04/01/28	35	41,599
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	25	24,222
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	200	195,874
4.42%, 11/15/35	50	48,046
Jefferies Group LLC, 6.25%, 01/15/36	15	15,627
Raymond James Financial Inc., 4.95%, 07/15/46	10	10,515
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	5	5,257
4.30%, 12/14/45 (Call 06/14/45)	20	21,143
		420,174
Electric — 7.9%
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	10	10,398
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	25	24,176
Baltimore Gas & Electric Co., 2.40%, 08/15/26 (Call 05/15/26)	100	91,509
Berkshire Hathaway Energy Co.
5.15%, 11/15/43 (Call 05/15/43)	25	28,608
6.13%, 04/01/36	5	6,315
Commonwealth Edison Co., 2.55%, 06/15/26 (Call 03/15/26)	15	13,949
Consolidated Edison Co. of New York Inc.
4.50%, 12/01/45 (Call 06/01/45)	30	31,706
Series 08-B, 6.75%, 04/01/38	5	6,732
Dominion Energy Inc., 7.00%, 06/15/38	25	32,290
DTE Energy Co., 6.38%, 04/15/33	5	6,096

iShares® ESG USD Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Duke Energy Corp., 3.75%, 09/01/46 (Call 03/01/46)	$ 25	$ 22,590
Duke Energy Florida LLC
5.65%, 04/01/40	5	6,177
6.40%, 06/15/38	5	6,620
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	10	9,503
Eversource Energy, 4.50%, 11/15/19	30	30,638
Exelon Generation Co. LLC
4.00%, 10/01/20 (Call 07/01/20)	50	50,861
5.60%, 06/15/42 (Call 12/15/41)	20	20,433
6.25%, 10/01/39	5	5,427
Florida Power & Light Co., 5.95%, 02/01/38	16	20,265
Mississippi Power Co., Series 12-A, 4.25%, 03/15/42	5	4,770
NextEra Energy Capital Holdings Inc.
3.55%, 05/01/27 (Call 02/01/27)	50	48,127
4.50%, 06/01/21 (Call 03/01/21)	150	154,648
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	60	57,987
4.40%, 03/01/44 (Call 09/01/43)	5	5,299
Pacific Gas & Electric Co., 4.75%, 02/15/44 (Call 08/15/43)	15	15,119
PPL Electric Utilities Corp., 6.25%, 05/15/39	5	6,594
Progress Energy Inc., 6.00%, 12/01/39	20	24,494
Public Service Electric & Gas Co., 3.80%, 03/01/46 (Call 09/01/45)	15	14,608
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	47	43,607
4.50%, 08/15/40	5	5,377
Sempra Energy, 6.00%, 10/15/39	15	18,183
South Carolina Electric & Gas Co.
5.10%, 06/01/65 (Call 12/01/64)	10	10,160
6.05%, 01/15/38	10	11,545
Southern California Edison Co.
4.65%, 10/01/43 (Call 04/01/43)	35	37,775
Series 08-A, 5.95%, 02/01/38	5	6,133
Southern Co. (The), 4.40%, 07/01/46 (Call 01/01/46)	25	25,037
Southwestern Electric Power Co., 6.20%, 03/15/40	20	24,931
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	10	11,043
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	35	34,115
3.35%, 12/01/26 (Call 06/01/26)	65	62,973
4.70%, 05/15/20 (Call 11/15/19)	100	102,457
		1,149,275
Electronics — 1.4%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	100	100,826
Corning Inc., 4.38%, 11/15/57 (Call 05/15/57)	10	8,877
Honeywell International Inc., 2.50%, 11/01/26 (Call 08/01/26)	50	46,170
Keysight Technologies Inc., 4.60%, 04/06/27 (Call 01/06/27)	25	25,336
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)(a)	10	9,944
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	10	10,346
		201,499
Food — 3.2%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	60	56,679
4.15%, 03/15/28 (Call 12/15/27)	10	9,585
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	90	89,377
3.20%, 02/10/27 (Call 11/10/26)	25	23,098
Security	Par(000)	Value
Food (continued)
Kellogg Co.
3.25%, 04/01/26(a)	$ 60	$ 56,615
4.00%, 12/15/20	30	30,691
4.15%, 11/15/19	150	152,603
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	5	4,472
5.00%, 07/15/35 (Call 01/15/35)	5	5,008
5.00%, 06/04/42	5	4,899
5.20%, 07/15/45 (Call 01/15/45)	25	25,016
Tyson Foods Inc., 4.55%, 06/02/47 (Call 12/02/46)	5	4,848
		462,891
Forest Products & Paper — 0.2%
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	5	4,590
5.15%, 05/15/46 (Call 11/15/45)	20	20,602
		25,192
Gas — 0.7%
Dominion Energy Gas Holdings LLC, 4.80%, 11/01/43 (Call 05/01/43)	10	10,601
NiSource Inc.
4.38%, 05/15/47 (Call 11/15/46)(a)	5	4,938
4.80%, 02/15/44 (Call 08/15/43)	15	15,810
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	60	56,218
Southern Co. Gas Capital Corp., 3.95%, 10/01/46 (Call 04/01/46)	15	13,990
		101,557
Health Care - Products — 0.9%
Abbott Laboratories
4.90%, 11/30/46 (Call 05/30/46)	20	21,666
5.30%, 05/27/40	5	5,611
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	50	47,684
4.67%, 06/06/47 (Call 12/06/46)	5	4,945
4.69%, 12/15/44 (Call 06/15/44)	5	4,868
5.00%, 11/12/40	5	5,163
Medtronic Inc.
4.63%, 03/15/44 (Call 09/15/43)	25	26,901
4.63%, 03/15/45	5	5,403
5.55%, 03/15/40	5	5,928
Stryker Corp., 4.10%, 04/01/43 (Call 10/01/42)	5	4,904
		133,073
Health Care - Services — 0.7%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	10	8,967
4.13%, 11/15/42 (Call 05/15/42)	5	4,719
Anthem Inc., 4.63%, 05/15/42	35	34,220
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	10	10,473
Quest Diagnostics Inc., 3.45%, 06/01/26 (Call 03/01/26)	10	9,573
UnitedHealth Group Inc., 4.75%, 07/15/45	30	32,722
		100,674
Home Furnishings — 0.0%
Whirlpool Corp., 4.50%, 06/01/46 (Call 12/01/45)(a)	5	4,715
Household Products & Wares — 1.2%
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	125	124,214
Kimberly-Clark Corp., 3.05%, 08/15/25	50	48,535
		172,749
Housewares — 0.1%
Newell Brands Inc., 5.50%, 04/01/46 (Call 10/01/45)	15	15,207

iShares® ESG USD Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Insurance — 1.7%
Allstate Corp. (The), 4.20%, 12/15/46 (Call 06/15/46)	$ 5	$ 4,996
American International Group Inc.
4.38%, 01/15/55 (Call 07/15/54)	10	8,882
4.50%, 07/16/44 (Call 01/16/44)	25	23,898
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	30	36,453
Berkshire Hathaway Inc., 4.50%, 02/11/43	5	5,308
Manulife Financial Corp., 4.06%, 02/24/32 (Call 02/24/27)(b)(c)	25	24,013
Marsh & McLennan Companies Inc., 4.35%, 01/30/47 (Call 07/30/46)	35	35,030
MetLife Inc., 4.60%, 05/13/46 (Call 11/13/45)(a)	25	25,832
Principal Financial Group Inc., 6.05%, 10/15/36	5	6,022
Prudential Financial Inc.
3.94%, 12/07/49 (Call 06/07/49)	10	9,241
4.60%, 05/15/44	25	25,881
Travelers Companies Inc. (The)
4.00%, 05/30/47 (Call 11/30/46)	20	19,506
5.35%, 11/01/40	5	5,893
Travelers Property Casualty Corp., 6.38%, 03/15/33	5	6,259
Unum Group, 5.75%, 08/15/42	10	10,942
		248,156
Internet — 0.3%
Amazon.com Inc.
3.88%, 08/22/37 (Call 02/22/37)(e)	5	4,995
4.05%, 08/22/47 (Call 02/22/47)(e)	25	24,996
4.95%, 12/05/44 (Call 06/05/44)	5	5,695
eBay Inc., 4.00%, 07/15/42 (Call 01/15/42)	5	4,414
		40,100
Lodging — 0.3%
Marriott International Inc./MD, Series R, 3.13%, 06/15/26 (Call 03/15/26)	45	42,007
Wyndham Worldwide Corp., 5.10%, 10/01/25 (Call 07/01/25)	5	5,174
		47,181
Machinery — 2.4%
ABB Finance USA Inc., 4.38%, 05/08/42	15	15,317
Caterpillar Financial Services Corp., 3.25%, 12/01/24(a)	50	49,450
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)	25	25,048
3.80%, 08/15/42	5	4,855
CNH Industrial Capital LLC, 4.38%, 04/05/22	25	25,448
CNH Industrial NV, 4.50%, 08/15/23	15	15,282
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	150	153,679
4.88%, 10/01/43 (Call 04/01/43)	5	5,592
Xylem Inc./NY, 4.88%, 10/01/21	50	52,393
		347,064
Manufacturing — 2.0%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	175	168,357
2.25%, 09/19/26 (Call 06/19/26)	50	45,518
General Electric Co.
3.38%, 03/11/24(a)	35	34,417
4.13%, 10/09/42	15	13,801
5.88%, 01/14/38	10	11,432
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	15,393
		288,918
Security	Par(000)	Value
Media — 2.1%
21st Century Fox America Inc.
5.40%, 10/01/43	$ 25	$ 28,557
6.40%, 12/15/35	5	6,181
6.65%, 11/15/37	5	6,365
CBS Corp., 4.85%, 07/01/42 (Call 01/01/42)	10	9,630
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35 (Call 04/23/35)	20	21,350
6.48%, 10/23/45 (Call 04/23/45)	15	15,995
Comcast Corp.
3.40%, 07/15/46 (Call 01/15/46)	5	4,068
3.97%, 11/01/47 (Call 05/01/47)	5	4,416
4.00%, 11/01/49 (Call 05/01/49)	10	8,818
4.60%, 08/15/45 (Call 02/15/45)(a)	40	39,078
6.95%, 08/15/37	10	12,810
Discovery Communications LLC
4.88%, 04/01/43	15	13,949
5.20%, 09/20/47 (Call 03/20/47)	10	9,674
Time Warner Cable LLC
5.88%, 11/15/40 (Call 05/15/40)	5	5,034
6.55%, 05/01/37	5	5,458
6.75%, 06/15/39	20	22,296
Time Warner Inc.
3.80%, 02/15/27 (Call 11/15/26)	25	24,183
5.35%, 12/15/43	5	5,163
5.38%, 10/15/41	10	10,404
6.25%, 03/29/41	25	28,699
Viacom Inc., 5.85%, 09/01/43 (Call 03/01/43)	15	15,457
Walt Disney Co. (The), 4.13%, 06/01/44	5	4,991
		302,576
Mining — 0.2%
Newmont Mining Corp., 6.25%, 10/01/39	20	23,731
Rio Tinto Finance USA Ltd., 5.20%, 11/02/40	10	11,482
		35,213
Oil & Gas — 2.9%
Anadarko Petroleum Corp., 7.95%, 06/15/39	10	13,535
Apache Corp., 4.75%, 04/15/43 (Call 10/15/42)	25	24,562
Canadian Natural Resources Ltd., 6.25%, 03/15/38	5	6,039
Cenovus Energy Inc., 5.40%, 06/15/47 (Call 12/15/46)	20	19,920
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	10	10,007
4.30%, 11/15/44 (Call 05/15/44)	40	41,573
4.95%, 03/15/26 (Call 12/15/25)	10	10,778
Devon Energy Corp., 5.60%, 07/15/41 (Call 01/15/41)	20	22,430
Encana Corp., 6.50%, 02/01/38	15	18,159
Exxon Mobil Corp., 3.57%, 03/06/45 (Call 09/06/44)	10	9,382
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	50	48,723
7.30%, 08/15/31	10	11,844
Marathon Oil Corp., 5.20%, 06/01/45 (Call 12/01/44)	15	16,102
Marathon Petroleum Corp., 6.50%, 03/01/41 (Call 09/01/40)	15	18,148
Noble Energy Inc., 5.25%, 11/15/43 (Call 05/15/43)	15	15,988
Occidental Petroleum Corp., 4.40%, 04/15/46 (Call 10/15/45)	10	10,308
Petro-Canada, 6.80%, 05/15/38	20	26,257
Phillips 66, 4.88%, 11/15/44 (Call 05/15/44)	10	10,613
Total Capital Canada Ltd., 2.75%, 07/15/23	50	48,603
Total Capital International SA
3.70%, 01/15/24	15	15,224
3.75%, 04/10/24	10	10,170

iShares® ESG USD Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
Valero Energy Corp., 4.90%, 03/15/45	$ 10	$ 10,492
		418,857
Oil & Gas Services — 1.4%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	75	75,184
5.13%, 09/15/40	25	26,925
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	75	73,219
Halliburton Co.
5.00%, 11/15/45 (Call 05/15/45)	15	16,238
6.70%, 09/15/38	5	6,347
National Oilwell Varco Inc., 3.95%, 12/01/42 (Call 06/01/42)	15	13,084
		210,997
Pharmaceuticals — 4.0%
AbbVie Inc.
4.40%, 11/06/42	5	4,811
4.50%, 05/14/35 (Call 11/14/34)	5	4,983
4.70%, 05/14/45 (Call 11/14/44)	30	30,266
Allergan Finance LLC, 4.63%, 10/01/42 (Call 04/01/42)	10	9,528
Allergan Funding SCS, 4.75%, 03/15/45 (Call 09/15/44)	5	4,818
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	10	9,495
3.38%, 11/16/25	20	19,520
6.45%, 09/15/37	25	31,581
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	50	47,377
3.50%, 11/15/24 (Call 08/15/24)	100	96,834
4.63%, 12/15/20	50	51,592
CVS Health Corp.
4.78%, 03/25/38 (Call 09/25/37)	5	4,978
5.05%, 03/25/48 (Call 09/25/47)	40	41,076
5.13%, 07/20/45 (Call 01/20/45)	15	15,519
Eli Lilly & Co.
3.95%, 05/15/47 (Call 11/15/46)	5	4,999
5.55%, 03/15/37	15	18,225
Express Scripts Holding Co., 6.13%, 11/15/41	5	5,781
Johnson & Johnson
3.63%, 03/03/37 (Call 09/03/36)	5	4,921
3.70%, 03/01/46 (Call 09/01/45)	20	19,734
5.95%, 08/15/37	5	6,500
McKesson Corp., 6.00%, 03/01/41 (Call 09/01/40)	5	5,952
Merck & Co. Inc.
3.70%, 02/10/45 (Call 08/10/44)	30	28,839
4.15%, 05/18/43	5	5,162
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	5	4,973
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	100	104,452
4.70%, 02/01/43 (Call 08/01/42)	5	5,173
		587,089
Pipelines — 2.4%
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	15	17,081
Enbridge Inc., 3.70%, 07/15/27 (Call 04/15/27)	55	52,691
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	5	4,488
5.45%, 06/01/47 (Call 12/01/46)	5	4,709
Enterprise Products Operating LLC
4.85%, 03/15/44 (Call 09/15/43)	25	25,621
4.90%, 05/15/46 (Call 11/15/45)	5	5,174
Security	Par(000)	Value
Pipelines (continued)
4.95%, 10/15/54 (Call 04/15/54)	$ 5	$ 5,097
5.10%, 02/15/45 (Call 08/15/44)	5	5,306
Kinder Morgan Energy Partners LP
6.38%, 03/01/41	35	39,170
6.95%, 01/15/38	10	11,814
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	10	9,873
5.20%, 03/01/47 (Call 09/01/46)	15	15,404
ONEOK Inc., 4.95%, 07/13/47 (Call 01/06/47)	15	15,244
ONEOK Partners LP, 6.13%, 02/01/41 (Call 08/01/40)	10	11,451
Phillips 66 Partners LP, 4.90%, 10/01/46 (Call 04/01/46)	10	9,950
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	15	14,636
5.00%, 03/15/27 (Call 09/15/26)	10	10,311
5.63%, 03/01/25 (Call 12/01/24)	10	10,689
Spectra Energy Partners LP, 5.95%, 09/25/43 (Call 03/25/43)	20	22,898
TransCanada PipeLines Ltd., 7.25%, 08/15/38	25	32,650
Williams Partners LP
5.40%, 03/04/44 (Call 09/04/43)	10	10,386
6.30%, 04/15/40	10	11,396
		346,039
Real Estate — 1.3%
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	60	62,485
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	60	60,127
4.25%, 08/15/23 (Call 05/15/23)	65	67,201
		189,813
Real Estate Investment Trusts — 1.6%
American Tower Corp.
3.38%, 10/15/26 (Call 07/15/26)	10	9,322
3.55%, 07/15/27 (Call 04/15/27)	15	14,085
4.00%, 06/01/25 (Call 03/01/25)	10	9,872
4.40%, 02/15/26 (Call 11/15/25)	5	5,007
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	10	9,041
3.65%, 02/01/26 (Call 11/03/25)	36	34,890
Brixmor Operating Partnership LP, 4.13%, 06/15/26 (Call 03/15/26)	15	14,579
Corporate Office Properties LP, 5.00%, 07/01/25 (Call 04/01/25)	10	10,292
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)	5	4,916
6.75%, 02/01/41 (Call 08/01/40)	20	25,240
Liberty Property LP, 3.25%, 10/01/26 (Call 07/01/26)	50	46,782
Omega Healthcare Investors Inc., 4.75%, 01/15/28 (Call 10/15/27)	10	9,657
Simon Property Group LP, 4.25%, 11/30/46 (Call 05/30/46)	5	4,892
Weyerhaeuser Co., 7.38%, 03/15/32	26	33,576
		232,151
Retail — 2.3%
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	10	7,548
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	150	157,467
Home Depot Inc. (The)
4.20%, 04/01/43 (Call 10/01/42)	5	5,108
5.88%, 12/16/36	40	50,287
5.95%, 04/01/41 (Call 10/01/40)	5	6,328
Lowe's Companies Inc., 4.05%, 05/03/47 (Call 11/03/46)	25	24,217
Macy's Retail Holdings Inc.
4.50%, 12/15/34 (Call 06/15/34)	10	8,594
6.90%, 04/01/29	10	10,810

iShares® ESG USD Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Retail (continued)
McDonald's Corp.
4.88%, 12/09/45 (Call 06/09/45)	$ 10	$ 10,709
6.30%, 10/15/37	5	6,253
6.30%, 03/01/38	5	6,282
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)	20	18,422
Target Corp., 4.00%, 07/01/42	15	14,498
Walgreen Co., 4.40%, 09/15/42	10	9,206
Walgreens Boots Alliance Inc., 4.65%, 06/01/46 (Call 12/01/45)	5	4,771
		340,500
Semiconductors — 2.4%
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	35	34,187
5.10%, 10/01/35 (Call 04/01/35)	5	5,604
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	10	9,383
3.10%, 07/29/22	30	30,088
3.15%, 05/11/27 (Call 02/11/27)(a)	100	97,366
3.30%, 10/01/21	100	101,161
4.80%, 10/01/41	15	16,796
4.90%, 07/29/45 (Call 01/29/45)	5	5,722
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	50	48,316
QUALCOMM Inc., 4.80%, 05/20/45 (Call 11/20/44)	5	5,096
		353,719
Software — 3.5%
Autodesk Inc., 3.50%, 06/15/27 (Call 03/15/27)	10	9,497
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	5	4,883
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	150	144,220
2.40%, 08/08/26 (Call 05/08/26)	60	55,688
2.65%, 11/03/22 (Call 09/03/22)	30	29,624
3.30%, 02/06/27 (Call 11/06/26)	100	99,074
3.50%, 02/12/35 (Call 08/12/34)	5	4,890
4.20%, 11/03/35 (Call 05/03/35)	5	5,319
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	50	53,257
Oracle Corp.
2.65%, 07/15/26 (Call 04/15/26)	30	27,999
3.90%, 05/15/35 (Call 11/15/34)	5	4,983
5.38%, 07/15/40	40	47,212
6.13%, 07/08/39	15	19,066
		505,712
Telecommunications — 6.2%
America Movil SAB de CV, 6.38%, 03/01/35	20	23,882
AT&T Inc.
4.50%, 03/09/48 (Call 09/09/47)	10	8,884
4.55%, 03/09/49 (Call 09/09/48)(a)	5	4,460
4.75%, 05/15/46 (Call 11/15/45)	50	46,204
5.15%, 03/15/42	5	4,939
5.15%, 11/15/46 (Call 05/15/46)(e)	5	4,893
5.25%, 03/01/37 (Call 09/01/36)	45	45,771
British Telecommunications PLC, 9.13%, 12/15/30	20	28,700
Cisco Systems Inc.
2.95%, 02/28/26	50	48,130
5.90%, 02/15/39	5	6,306
Motorola Solutions Inc., 5.50%, 09/01/44	15	14,612
Orange SA
4.13%, 09/14/21	200	205,988
5.38%, 01/13/42	25	27,790
9.00%, 03/01/31	5	7,123
Security	Par/Shares (000)	Value
Telecommunications (continued)
Rogers Communications Inc.
4.30%, 02/15/48 (Call 08/15/47)	$ 10	$ 9,752
5.00%, 03/15/44 (Call 09/15/43)	5	5,293
Telefonica Emisiones SAU, 7.05%, 06/20/36	20	24,739
Telefonica Europe BV, 8.25%, 09/15/30	10	13,318
Verizon Communications Inc.
4.27%, 01/15/36	50	46,693
4.52%, 09/15/48	15	13,847
4.67%, 03/15/55	20	18,111
4.86%, 08/21/46	5	4,853
5.01%, 08/21/54	50	48,105
5.25%, 03/16/37	5	5,207
Vodafone Group PLC
2.95%, 02/19/23	40	38,773
4.38%, 02/19/43	25	22,758
5.45%, 06/10/19	175	179,891
		909,022
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 5.10%, 05/15/44 (Call 11/15/43)	15	14,301
Transportation — 2.2%
Canadian National Railway Co., 6.20%, 06/01/36	5	6,346
CSX Corp.
3.95%, 05/01/50 (Call 11/01/49)	10	9,056
4.25%, 11/01/66 (Call 05/01/66)	5	4,450
6.22%, 04/30/40	10	12,324
FedEx Corp., 4.55%, 04/01/46 (Call 10/01/45)	10	9,914
Norfolk Southern Corp.
3.95%, 10/01/42 (Call 04/01/42)	5	4,746
4.80%, 08/15/43 (Call 02/15/43)	10	10,509
4.84%, 10/01/41	10	10,724
Ryder System Inc., 2.65%, 03/02/20 (Call 02/02/20)	200	198,622
Union Pacific Corp., 3.80%, 10/01/51 (Call 04/01/51)	25	22,638
United Parcel Service Inc., 3.63%, 10/01/42	30	28,026
		317,355
Total Corporate Bonds & Notes — 98.2% (Cost: $14,652,746)		14,320,698

Short-Term Investments
Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(f)(g)(h)	499	499,104
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(f)(g)	146	145,985
		645,089
Total Short-Term Investments — 4.4% (Cost: $645,023)		645,089
Total Investments in Securities — 102.6% (Cost: $15,297,769)		14,965,787
Other Assets, Less Liabilities — (2.6)%		(378,671)
Net Assets — 100.0%		$ 14,587,116

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.

iShares® ESG USD Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.
Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	643	(144)	499	$499,104	$ 359(a)	$ (29)	$ 69
BlackRock Cash Funds: Treasury, SL Agency Shares	1,287	(1,141)	146	145,985	315	—	—
				$645,089	$ 674	$ (29)	$ 69

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$14,320,698	$ —	$14,320,698
Money Market Funds	645,089	—	—	645,089
	$ 645,089	$14,320,698	$ —	$14,965,787

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$ 25	$ 24,943
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	25	23,961
3.63%, 05/01/22	25	25,003
3.65%, 11/01/24 (Call 08/01/24)	25	24,539
WPP Finance 2010, 3.75%, 09/19/24	50	48,788
		147,234
Aerospace & Defense — 0.5%
Boeing Co. (The), 3.38%, 06/15/46 (Call 12/15/45)	25	22,838
Embraer Netherlands Finance BV, 5.05%, 06/15/25	25	25,108
General Dynamics Corp., 3.50%, 05/15/25 (Call 03/15/25)	25	24,982
Harris Corp.
4.40%, 12/15/20	25	25,990
4.85%, 04/27/35 (Call 10/27/34)	15	15,562
L3 Technologies Inc., 3.95%, 05/28/24 (Call 02/28/24)	18	17,989
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	25	23,899
3.60%, 03/01/35 (Call 09/01/34)	15	14,195
4.07%, 12/15/42	33	32,162
4.25%, 11/15/19	25	25,542
4.50%, 05/15/36 (Call 11/15/35)	25	26,287
Series B, 6.15%, 09/01/36	25	31,323
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	10	9,529
3.25%, 01/15/28 (Call 10/15/27)	35	33,118
3.50%, 03/15/21	25	25,348
4.75%, 06/01/43	25	26,312
Northrop Grumman Systems Corp., 7.75%, 02/15/31	25	33,542
Raytheon Co., 4.20%, 12/15/44 (Call 06/15/44)	25	26,298
Rockwell Collins Inc.
3.20%, 03/15/24 (Call 01/15/24)	25	24,177
4.80%, 12/15/43 (Call 06/15/43)	25	25,499
United Technologies Corp.
3.10%, 06/01/22	50	49,497
3.13%, 05/04/27 (Call 01/04/27)	30	27,989
3.75%, 11/01/46 (Call 05/01/46)	25	22,018
4.50%, 06/01/42	50	49,444
6.05%, 06/01/36	26	30,391
		669,039
Agriculture — 0.5%
Altria Group Inc.
2.95%, 05/02/23	25	24,389
5.38%, 01/31/44	35	38,256
Archer-Daniels-Midland Co., 4.54%, 03/26/42	25	26,485
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)(a)	125	117,915
4.39%, 08/15/37 (Call 02/15/37)(a)	50	47,864
4.54%, 08/15/47 (Call 02/15/47)(a)	25	23,668
Bunge Ltd. Finance Corp., 3.50%, 11/24/20 (Call 10/24/20)	45	45,070
Philip Morris International Inc.
1.88%, 11/01/19	50	49,407
2.50%, 08/22/22	25	24,174
2.63%, 03/06/23	75	72,335
4.88%, 11/15/43	25	26,143
6.38%, 05/16/38	25	30,879
Security	Par(000)	Value
Agriculture (continued)
Reynolds American Inc.
3.25%, 06/12/20	$ 50	$ 50,045
4.00%, 06/12/22	79	79,935
5.70%, 08/15/35 (Call 02/15/35)	25	27,478
		684,043
Airlines — 0.2%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	40	39,506
Series 2015-1, Class A, 3.38%, 11/01/28	26	24,733
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	11	11,693
Delta Air Lines Inc.
2.60%, 12/04/20	50	49,138
3.80%, 04/19/23 (Call 03/19/23)	40	39,726
Southwest Airlines Co.
2.75%, 11/06/19 (Call 10/06/19)	35	34,926
3.45%, 11/16/27 (Call 08/16/27)	50	47,676
		247,398
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	25	23,007
3.88%, 11/01/45 (Call 05/01/45)	15	14,606
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	25	24,830
		62,443
Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.20%, 07/12/19	17	16,722
2.00%, 02/14/20	15	14,784
2.30%, 09/09/26	30	27,403
2.65%, 02/12/21	50	49,662
Daimler Finance North America LLC, 8.50%, 01/18/31	25	36,094
Ford Motor Co.
4.75%, 01/15/43	39	35,035
6.63%, 10/01/28	50	56,412
Ford Motor Credit Co. LLC, 3.34%, 03/18/21	275	273,204
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	25	24,240
4.88%, 10/02/23	116	120,258
5.00%, 04/01/35	25	24,386
5.40%, 04/01/48 (Call 10/01/47)	50	49,186
6.25%, 10/02/43	25	26,764
General Motors Financial Co. Inc.
2.45%, 11/06/20	62	60,696
3.15%, 01/15/20 (Call 12/15/19)	50	50,041
3.20%, 07/13/20 (Call 06/13/20)	20	19,962
PACCAR Financial Corp., 2.80%, 03/01/21	25	24,891
Toyota Motor Credit Corp.
2.15%, 03/12/20	25	24,715
2.25%, 10/18/23	25	23,694
2.90%, 04/17/24	25	24,332
2.95%, 04/13/21	50	50,023
3.40%, 09/15/21	45	45,483
3.40%, 04/14/25	50	49,746
		1,127,733
Auto Parts & Equiptment — 0.0%
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	25	24,179
Delphi Corp., 4.15%, 03/15/24 (Call 12/15/23)	35	35,491
		59,670

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks — 7.8%
Australia & New Zealand Banking Group Ltd./New York NY, 2.25%, 06/13/19	$ 50	$ 49,775
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	25	24,452
2.37%, 07/21/21 (Call 07/21/20)(b)(c)	52	51,070
2.74%, 01/23/22 (Call 01/23/21)(b)(c)	75	73,882
2.82%, 07/21/23 (Call 07/21/22)(b)(c)	25	24,249
2.88%, 04/24/23 (Call 04/24/22)(b)(c)	80	78,000
3.00%, 12/20/23 (Call 12/20/22)(b)(c)	139	135,102
3.30%, 01/11/23	100	99,166
3.82%, 01/20/28 (Call 01/20/27)(b)(c)	50	48,866
3.95%, 01/23/49 (Call 01/23/48)(b)(c)	175	161,660
4.13%, 01/22/24	65	66,470
4.24%, 04/24/38 (Call 04/24/37)(b)(c)	50	49,265
4.45%, 03/03/26	100	101,085
5.00%, 01/21/44	30	32,463
Bank of Montreal
1.50%, 07/18/19	25	24,675
1.75%, 09/11/19	50	49,404
1.90%, 08/27/21	85	81,672
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	25	24,338
2.45%, 11/27/20 (Call 10/27/20)	25	24,693
3.40%, 01/29/28 (Call 10/29/27)	50	48,805
3.50%, 04/28/23	50	50,209
3.55%, 09/23/21 (Call 08/23/21)	20	20,264
3.65%, 02/04/24 (Call 01/05/24)	25	25,271
Series G, 3.00%, 02/24/25 (Call 01/24/25)	25	23,990
Bank of Nova Scotia (The)
2.05%, 06/05/19	80	79,434
4.38%, 01/13/21	25	25,785
4.50%, 12/16/25	50	50,128
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	77	75,459
Barclays PLC, 3.65%, 03/16/25	200	187,858
BB&T Corp., 5.25%, 11/01/19	25	25,798
BNP Paribas SA, 5.00%, 01/15/21	50	52,273
Canadian Imperial Bank of Commerce, 2.70%, 02/02/21	75	74,052
Capital One Financial Corp.
3.50%, 06/15/23	50	49,170
3.75%, 04/24/24 (Call 03/24/24)	47	46,533
3.75%, 03/09/27 (Call 02/09/27)	75	71,730
Citigroup Inc.
2.50%, 07/29/19	80	79,808
2.70%, 03/30/21	145	142,622
3.14%, 01/24/23 (Call 01/24/22)(b)(c)	50	49,189
3.52%, 10/27/28 (Call 10/27/27)(b)(c)	60	56,485
3.70%, 01/12/26	50	48,719
3.75%, 06/16/24	100	99,527
3.88%, 03/26/25	50	48,750
3.88%, 01/24/39 (Call 01/22/38)(b)(c)	150	138,292
4.04%, 06/01/24 (Call 06/01/23)(b)(c)	50	50,422
4.13%, 07/25/28	25	24,114
5.30%, 05/06/44	50	52,903
5.50%, 09/13/25	25	26,765
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	50	48,459
Cooperatieve Rabobank UA, 5.25%, 05/24/41	50	57,748
Credit Suisse AG/New York NY, 5.40%, 01/14/20	50	51,767
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	150	150,388
Security	Par(000)	Value
Banks (continued)
Deutsche Bank AG
2.95%, 08/20/20	$ 50	$ 49,116
4.10%, 01/13/26(d)	25	23,343
Deutsche Bank AG/London, 3.70%, 05/30/24	50	46,897
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	105	104,588
3.95%, 03/14/28 (Call 02/14/28)	50	49,693
4.30%, 01/16/24 (Call 12/16/23)	25	25,599
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	100	96,621
2.55%, 10/23/19	105	104,608
2.60%, 04/23/20 (Call 03/23/20)	45	44,571
2.75%, 09/15/20 (Call 08/15/20)	50	49,557
3.20%, 02/23/23 (Call 01/23/23)	25	24,490
3.27%, 09/29/25 (Call 09/29/24)(b)(c)	50	47,716
3.50%, 11/16/26 (Call 11/16/25)	100	94,923
3.75%, 05/22/25 (Call 02/22/25)	33	32,304
3.81%, 04/23/29 (Call 04/23/28)(b)(c)	25	23,916
4.02%, 10/31/38 (Call 10/31/37)(b)(c)	50	46,010
4.22%, 05/01/29 (Call 05/01/28)(b)(c)	100	98,658
4.75%, 10/21/45 (Call 04/21/45)	60	60,661
5.75%, 01/24/22	100	107,617
5.95%, 01/15/27	27	29,771
6.13%, 02/15/33	25	29,156
6.75%, 10/01/37	75	90,300
Series D, 6.00%, 06/15/20	50	52,822
HSBC Holdings PLC
3.95%, 05/18/24 (Call 05/18/23)(b)(c)	200	200,694
4.25%, 08/18/25	251	247,850
6.80%, 06/01/38	100	123,948
JPMorgan Chase & Co.
2.20%, 10/22/19	155	153,903
2.55%, 10/29/20 (Call 09/29/20)	100	98,727
2.95%, 10/01/26 (Call 07/01/26)	50	46,618
2.97%, 01/15/23 (Call 01/15/22)	100	97,598
3.13%, 01/23/25 (Call 10/23/24)	25	24,041
3.51%, 01/23/29 (Call 01/23/28)(b)(c)	50	47,551
3.56%, 04/23/24 (Call 04/23/23)(b)(c)	100	99,417
3.88%, 07/24/38 (Call 07/24/37)(b)(c)	25	23,271
3.90%, 01/23/49 (Call 01/23/48)(b)(c)	50	45,820
4.25%, 10/01/27	50	49,924
4.26%, 02/22/48 (Call 02/22/47)(b)(c)	50	48,406
4.95%, 03/25/20	100	103,460
4.95%, 06/01/45	50	51,832
5.60%, 07/15/41	55	63,836
6.40%, 05/15/38	50	62,649
KeyCorp.
4.10%, 04/30/28	50	50,032
5.10%, 03/24/21	100	104,956
KfW
0.00%, 04/18/36(e)	200	114,536
1.25%, 09/30/19	100	98,417
1.63%, 05/29/20	50	49,067
1.63%, 03/15/21	280	271,925
2.00%, 05/02/25	50	47,000
2.13%, 06/15/22	145	141,140
2.13%, 01/17/23	25	24,190
2.38%, 08/25/21(d)	100	98,824
2.50%, 11/20/24	25	24,341
2.63%, 01/25/22	50	49,693

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	$ 25	$ 23,578
2.38%, 06/10/25	125	120,500
Series 29, 1.38%, 10/23/19	40	39,413
Lloyds Bank PLC, 3.30%, 05/07/21	200	199,882
Mitsubishi UFJ Financial Group Inc.
3.46%, 03/02/23	50	49,776
3.68%, 02/22/27	50	49,367
3.78%, 03/02/25	50	50,018
3.96%, 03/02/28	50	50,412
Morgan Stanley
2.75%, 05/19/22	25	24,367
3.13%, 01/23/23	50	48,890
3.13%, 07/27/26	75	70,388
3.74%, 04/24/24 (Call 04/24/23)(b)(c)	50	49,919
3.77%, 01/24/29 (Call 01/24/28)(b)(c)	50	48,350
3.95%, 04/23/27	50	48,265
4.10%, 05/22/23	30	30,382
4.30%, 01/27/45	50	48,165
4.35%, 09/08/26	76	75,674
4.38%, 01/22/47	50	48,615
4.46%, 04/22/39 (Call 04/22/38)(b)(c)	25	24,909
5.50%, 07/28/21	120	127,615
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	25	24,651
3.50%, 06/18/22	50	50,047
Northern Trust Corp.
2.38%, 08/02/22	40	38,880
3.38%, 08/23/21	25	25,305
Oesterreichische Kontrollbank AG, 1.38%, 02/10/20	50	49,028
PNC Bank N.A., 2.63%, 02/17/22 (Call 01/17/22)(f)	250	244,615
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	50	49,965
Royal Bank of Canada
2.15%, 10/26/20	105	102,742
2.35%, 10/30/20	81	79,660
4.65%, 01/27/26	34	34,601
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	25	24,801
4.50%, 07/17/25 (Call 04/17/25)	25	24,707
Santander UK PLC
2.38%, 03/16/20	100	98,723
4.00%, 03/13/24	56	56,428
State Street Corp., 4.38%, 03/07/21	25	25,910
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	50	45,749
2.78%, 10/18/22	50	48,492
2.93%, 03/09/21	100	99,068
3.10%, 01/17/23	25	24,522
3.35%, 10/18/27(d)	50	48,045
3.54%, 01/17/28	25	24,385
SunTrust Bank/Atlanta GA
2.59%, 01/29/21 (Call 02/02/20)(b)(c)	25	24,818
3.00%, 02/02/23 (Call 01/02/23)	125	122,829
Svenska Handelsbanken AB, 1.88%, 09/07/21	120	114,934
Toronto-Dominion Bank (The)
2.13%, 07/02/19	100	99,535
2.50%, 12/14/20	25	24,679
2.55%, 01/25/21	50	49,393
Security	Par(000)	Value
Banks (continued)
U.S. Bancorp.
3.00%, 03/15/22 (Call 02/15/22)	$ 25	$ 24,840
Series V, 2.38%, 07/22/26 (Call 06/22/26)	125	113,756
U.S. Bank N.A./Cincinnati OH, 2.13%, 10/28/19 (Call 09/28/19)	90	89,264
Wells Fargo & Co.
2.55%, 12/07/20	155	152,824
2.60%, 07/22/20	115	113,697
3.50%, 03/08/22	50	50,067
3.90%, 05/01/45	75	69,858
4.10%, 06/03/26	50	49,267
4.48%, 01/16/24	25	25,658
4.65%, 11/04/44	100	97,031
4.90%, 11/17/45	50	50,726
5.61%, 01/15/44	50	55,014
Series N, 2.15%, 01/30/20	40	39,484
Westpac Banking Corp.
2.10%, 05/13/21	30	29,094
2.50%, 06/28/22	100	96,597
2.65%, 01/25/21	25	24,688
3.05%, 05/15/20	25	25,063
3.35%, 03/08/27	25	24,126
3.65%, 05/15/23	25	25,062
4.32%, 11/23/31 (Call 11/23/26)(b)(c)	44	42,929
		11,313,649
Beverages — 1.2%
Anheuser-Busch InBev Finance Inc.
3.30%, 02/01/23 (Call 12/01/22)	50	49,669
3.70%, 02/01/24	100	100,777
4.70%, 02/01/36 (Call 08/01/35)	250	257,432
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	20	19,390
3.75%, 07/15/42	11	9,812
4.60%, 04/15/48 (Call 10/15/47)	25	25,027
5.00%, 04/15/20	70	73,023
6.88%, 11/15/19	10	10,576
8.00%, 11/15/39	50	72,257
8.20%, 01/15/39	43	62,794
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	25	24,709
Coca-Cola Co. (The)
2.90%, 05/25/27	25	23,836
3.20%, 11/01/23	50	50,221
3.30%, 09/01/21	50	50,730
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	150	147,393
3.70%, 12/06/26 (Call 09/06/26)	25	24,287
Diageo Capital PLC
3.50%, 09/18/23 (Call 08/18/23)	200	201,844
4.83%, 07/15/20	50	51,940
5.88%, 09/30/36	25	30,933
Dr Pepper Snapple Group Inc.
3.43%, 06/15/27 (Call 03/15/27)	25	23,420
4.50%, 11/15/45 (Call 05/15/45)(a)	15	13,958
Maple Escrow Subsidiary Inc.
4.60%, 05/25/28 (Call 02/25/28)(a)	50	50,375
5.09%, 05/25/48 (Call 11/25/47)(a)	25	25,161
Molson Coors Brewing Co., 5.00%, 05/01/42	50	50,258
PepsiCo Inc.
1.35%, 10/04/19	50	49,246
2.15%, 10/14/20 (Call 09/14/20)	93	91,721

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Beverages (continued)
2.75%, 04/30/25 (Call 01/30/25)	$ 46	$ 43,953
3.00%, 10/15/27 (Call 07/15/27)	50	47,707
4.00%, 05/02/47 (Call 11/02/46)	75	74,461
		1,756,910
Biotechnology — 0.6%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	55	51,664
2.60%, 08/19/26 (Call 05/19/26)	50	45,380
3.13%, 05/01/25 (Call 02/01/25)	25	24,025
3.45%, 10/01/20	25	25,263
3.63%, 05/15/22 (Call 02/15/22)	75	75,568
4.66%, 06/15/51 (Call 12/15/50)	55	55,415
5.65%, 06/15/42 (Call 12/15/41)	25	28,714
6.40%, 02/01/39	25	30,865
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	25	26,392
Biogen Inc.
2.90%, 09/15/20	30	29,886
4.05%, 09/15/25 (Call 06/15/25)	25	25,294
5.20%, 09/15/45 (Call 03/15/45)	25	26,611
Celgene Corp.
2.88%, 08/15/20	50	49,704
4.00%, 08/15/23	25	25,317
4.35%, 11/15/47 (Call 05/15/47)	50	45,354
5.00%, 08/15/45 (Call 02/15/45)	50	49,970
Gilead Sciences Inc.
2.35%, 02/01/20	25	24,827
2.55%, 09/01/20	40	39,691
3.25%, 09/01/22 (Call 07/01/22)	50	49,967
4.00%, 09/01/36 (Call 03/01/36)	45	43,340
4.40%, 12/01/21 (Call 09/01/21)	25	25,939
4.60%, 09/01/35 (Call 03/01/35)	50	51,885
5.65%, 12/01/41 (Call 06/01/41)	25	29,020
		880,091
Building Materials — 0.1%
Johnson Controls International PLC
5.13%, 09/14/45 (Call 03/14/45)	25	26,720
6.00%, 01/15/36	15	17,482
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	25	23,438
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)	30	30,114
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	25	25,416
4.40%, 01/30/48 (Call 07/30/47)	15	13,063
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	25	25,520
		161,753
Chemicals — 0.5%
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	45	46,346
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 07/01/24)	25	24,518
4.25%, 11/15/20 (Call 08/15/20)	56	57,538
4.25%, 10/01/34 (Call 04/01/34)	25	24,518
5.25%, 11/15/41 (Call 08/15/41)	25	27,096
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	50	49,768
3.60%, 08/15/22 (Call 05/15/22)	13	13,039
EI du Pont de Nemours & Co.
2.80%, 02/15/23	20	19,472
4.15%, 02/15/43	50	47,269
LYB International Finance BV, 5.25%, 07/15/43	25	26,545
Monsanto Co., 4.40%, 07/15/44 (Call 01/15/44)	25	23,745
Security	Par(000)	Value
Chemicals (continued)
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(d)	$ 25	$ 23,903
4.25%, 11/15/23 (Call 08/15/23)	25	25,316
Nutrien Ltd.
4.90%, 06/01/43 (Call 12/01/42)	25	25,575
5.63%, 12/01/40	25	28,111
PPG Industries Inc.
3.60%, 11/15/20	50	50,711
3.75%, 03/15/28 (Call 12/15/27)	50	49,657
Praxair Inc.
2.25%, 09/24/20	25	24,650
2.45%, 02/15/22 (Call 11/15/21)	25	24,461
RPM International Inc., 4.25%, 01/15/48 (Call 07/15/47)	25	22,812
Sherwin-Williams Co. (The)
2.25%, 05/15/20	25	24,621
2.75%, 06/01/22 (Call 05/01/22)	25	24,317
4.50%, 06/01/47 (Call 12/01/46)	40	39,260
Syngenta Finance NV, 3.13%, 03/28/22	26	24,801
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	25	23,955
		772,004
Commercial Services — 0.3%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	25	24,754
3.38%, 09/15/25 (Call 06/15/25)	16	15,982
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	25	25,316
5.25%, 10/01/25 (Call 07/01/25)	25	26,000
Board of Trustees of The Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	35	34,750
Cleveland Clinic Foundation (The), 4.86%, 01/01/14	25	26,928
Ecolab Inc., 4.35%, 12/08/21	27	28,011
Moody's Corp., 2.75%, 07/15/19 (Call 06/15/19)	50	49,914
Northwestern University, 3.66%, 12/01/57 (Call 06/01/57)	7	6,597
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	50	45,939
S&P Global Inc., 4.00%, 06/15/25 (Call 03/15/25)	25	25,370
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	30	28,228
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	25	24,770
Western Union Co. (The), 5.25%, 04/01/20	34	35,117
		397,676
Computers — 1.0%
Apple Inc.
1.10%, 08/02/19	50	49,239
2.00%, 11/13/20	25	24,592
2.40%, 01/13/23 (Call 12/13/22)	25	24,253
2.40%, 05/03/23	175	169,207
2.50%, 02/09/22 (Call 01/09/22)	100	98,480
2.50%, 02/09/25	53	50,108
2.75%, 01/13/25 (Call 11/13/24)	25	24,050
3.00%, 11/13/27 (Call 08/13/27)	25	23,945
3.20%, 05/11/27 (Call 02/11/27)	45	43,741
3.45%, 02/09/45	30	27,206
3.85%, 05/04/43	50	48,574
3.85%, 08/04/46 (Call 02/04/46)	65	62,996
4.25%, 02/09/47 (Call 08/09/46)	30	30,923
4.38%, 05/13/45	50	52,341

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Computers (continued)
Dell International LLC/EMC Corp.
6.02%, 06/15/26 (Call 03/15/26)(a)	$ 165	$ 174,497
8.10%, 07/15/36 (Call 01/15/36)(a)	25	29,394
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	50	50,436
4.40%, 10/15/22 (Call 08/15/22)	20	20,648
4.90%, 10/15/25 (Call 07/15/25)	20	20,587
6.35%, 10/15/45 (Call 04/15/45)	25	25,319
HP Inc., 3.75%, 12/01/20	17	17,213
IBM Credit LLC, 2.65%, 02/05/21	100	99,336
International Business Machines Corp.
3.38%, 08/01/23	35	35,043
4.70%, 02/19/46(d)	40	44,270
6.22%, 08/01/27	25	29,904
8.38%, 11/01/19	25	26,939
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	25	24,679
4.75%, 06/01/23	25	24,635
4.75%, 01/01/25	40	38,424
		1,390,979
Cosmetics & Personal Care — 0.1%
Procter & Gamble Co. (The)
2.15%, 08/11/22	31	30,040
3.10%, 08/15/23	55	55,145
Unilever Capital Corp., 5.90%, 11/15/32	25	31,050
		116,235
Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	25	25,978
Diversified Financial Services — 1.4%
Affiliated Managers Group Inc., 3.50%, 08/01/25	25	24,326
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)	135	128,991
4.75%, 03/01/20	50	51,227
American Express Co.
3.38%, 05/17/21 (Call 04/17/21)	25	25,051
3.63%, 12/05/24 (Call 11/04/24)	100	98,509
4.05%, 12/03/42	25	24,596
American Express Credit Corp.
2.60%, 09/14/20 (Call 08/14/20)	30	29,741
2.20%, 03/03/20 (Call 02/01/20)	75	74,059
2.38%, 05/26/20 (Call 04/25/20)	50	49,391
Brookfield Finance Inc., 3.90%, 01/25/28 (Call 10/25/27)	50	47,827
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	35	34,976
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	40	38,988
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	25	24,327
3.20%, 03/02/27 (Call 12/02/26)	15	14,482
3.20%, 01/25/28 (Call 10/25/27)	25	23,970
3.25%, 05/21/21 (Call 04/21/21)	75	75,404
3.45%, 02/13/26 (Call 11/13/25)	45	44,493
3.85%, 05/21/25 (Call 03/21/25)	25	25,382
4.45%, 07/22/20	25	25,804
CME Group Inc., 5.30%, 09/15/43 (Call 03/15/43)	25	30,054
Credit Suisse USA Inc., 7.13%, 07/15/32	75	96,755
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	72,568
3.95%, 11/06/24 (Call 08/06/24)	25	24,596
Franklin Resources Inc., 2.85%, 03/30/25	25	23,866
Security	Par(000)	Value
Diversified Financial Services (continued)
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	$ 200	$ 192,184
Intercontinental Exchange Inc., 2.75%, 12/01/20 (Call 11/01/20)	50	49,735
International Lease Finance Corp., 8.25%, 12/15/20	95	105,588
Invesco Finance PLC, 4.00%, 01/30/24	50	51,164
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	25	24,792
Lazard Group LLC, 3.75%, 02/13/25	25	24,393
Mastercard Inc., 3.38%, 04/01/24	25	25,103
Nasdaq Inc., 5.55%, 01/15/20	50	51,947
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/01/20 (Call 10/01/20)	25	24,603
2.35%, 06/15/20 (Call 05/15/20)	25	24,691
Nomura Holdings Inc., 6.70%, 03/04/20	35	37,072
ORIX Corp., 3.25%, 12/04/24	35	33,688
Raymond James Financial Inc., 3.63%, 09/15/26	25	24,230
Stifel Financial Corp., 4.25%, 07/18/24	17	17,004
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	50	49,994
3.70%, 08/04/26 (Call 05/04/26)	40	37,066
4.25%, 08/15/24 (Call 05/15/24)	45	44,426
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	50	49,379
3.30%, 04/01/27 (Call 01/01/27)	8	7,747
Visa Inc.
4.15%, 12/14/35 (Call 06/14/35)	60	63,080
4.30%, 12/14/45 (Call 06/14/45)	40	42,287
		2,089,556
Electric — 2.6%
AEP Transmission Co. LLC, 3.75%, 12/01/47 (Call 06/01/47)	25	23,555
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	25	24,716
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	25	24,581
Appalachian Power Co., 4.40%, 05/15/44 (Call 11/15/43)	25	25,786
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	25	25,995
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	50	48,352
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	25	24,827
3.75%, 11/15/23 (Call 08/15/23)	25	25,368
5.95%, 05/15/37	25	31,169
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	25	25,570
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	30	28,187
4.50%, 04/01/44 (Call 10/01/43)	10	10,855
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	25	25,191
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)	25	26,151
4.63%, 12/01/54 (Call 06/01/54)	25	26,278
Series 08-B, 6.75%, 04/01/38	25	33,659
Consumers Energy Co., 3.38%, 08/15/23 (Call 05/15/23)	25	25,084
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	50	49,592
3.63%, 12/01/24 (Call 09/01/24)	42	41,500
4.25%, 06/01/28	50	50,270
6.30%, 03/15/33	25	30,058
DTE Electric Co.
3.65%, 03/15/24 (Call 12/15/23)	25	25,314
3.70%, 06/01/46 (Call 12/01/45)	25	23,791
4.30%, 07/01/44 (Call 01/01/44)	25	26,193

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Series A, 4.05%, 05/15/48 (Call 11/15/47)	$ 10	$ 10,031
DTE Energy Co., 1.50%, 10/01/19	10	9,808
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	25	24,228
2.95%, 12/01/26 (Call 09/01/26)	35	33,448
3.88%, 03/15/46 (Call 09/15/45)	25	24,541
5.30%, 02/15/40	100	118,081
Duke Energy Corp.
3.55%, 09/15/21 (Call 06/15/21)	35	35,267
3.95%, 08/15/47 (Call 02/15/47)	25	23,312
Duke Energy Florida LLC, 6.35%, 09/15/37	25	32,929
Duke Energy Indiana LLC, 6.45%, 04/01/39	25	33,517
Duke Energy Progress LLC
3.60%, 09/15/47 (Call 03/15/47)	15	14,006
4.10%, 03/15/43 (Call 09/15/42)	30	30,362
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	50	49,859
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	15	14,255
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	50	49,696
3.75%, 02/15/21 (Call 11/15/20)	25	25,375
Entergy Louisiana LLC, 3.25%, 04/01/28 (Call 01/01/28)	15	14,375
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	25	24,206
Series H, 3.15%, 01/15/25 (Call 10/15/24)	25	24,215
Series K, 2.75%, 03/15/22 (Call 02/15/22)	25	24,489
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	25	24,412
3.50%, 06/01/22 (Call 05/01/22)	27	26,781
4.45%, 04/15/46 (Call 10/15/45)	10	9,960
4.95%, 06/15/35 (Call 12/15/34)	25	27,190
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	65	64,891
5.60%, 06/15/42 (Call 12/15/41)	25	25,541
5.75%, 10/01/41 (Call 04/01/41)	25	25,694
6.25%, 10/01/39	25	27,133
FirstEnergy Corp.
Series B, 4.25%, 03/15/23 (Call 12/15/22)	41	41,781
Series C, 4.85%, 07/15/47 (Call 01/15/47)	25	26,157
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	50	48,880
4.05%, 10/01/44 (Call 04/01/44)	25	25,286
4.13%, 06/01/48 (Call 12/01/47)	25	25,647
5.69%, 03/01/40	25	30,978
Georgia Power Co.
2.00%, 03/30/20	50	49,205
Series 10-C, 4.75%, 09/01/40	25	27,018
Hydro-Quebec, 9.38%, 04/15/30	25	38,452
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	25	25,171
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	25	28,029
Kansas City Power & Light Co.
3.65%, 08/15/25 (Call 05/15/25)	25	24,820
4.20%, 03/15/48 (Call 09/15/47)	25	24,781
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	15	17,483
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 04/01/25)	25	24,578
MidAmerican Energy Co., 4.25%, 05/01/46 (Call 11/01/45)	25	26,047
Nevada Power Co.
2.75%, 04/15/20	25	24,963
6.65%, 04/01/36	50	65,380
Security	Par(000)	Value
Electric (continued)
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	$ 25	$ 23,999
2.20%, 08/15/20 (Call 07/15/20)	30	29,524
Oklahoma Gas & Electric Co., 4.15%, 04/01/47 (Call 10/01/46)	25	25,407
Oncor Electric Delivery Co. LLC
4.55%, 12/01/41 (Call 06/01/41)	25	26,974
7.00%, 09/01/22	36	41,243
Pacific Gas & Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	25	23,054
3.40%, 08/15/24 (Call 05/15/24)	30	29,120
3.50%, 06/15/25 (Call 03/15/25)	15	14,459
4.75%, 02/15/44 (Call 08/15/43)	25	25,199
5.80%, 03/01/37	25	28,427
6.05%, 03/01/34	50	58,035
6.25%, 03/01/39	25	29,925
PacifiCorp, 6.00%, 01/15/39	25	31,741
Pinnacle West Capital Corp., 2.25%, 11/30/20	50	48,858
PNM Resources Inc., 3.25%, 03/09/21	50	49,808
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	25	25,378
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	25	23,381
PSEG Power LLC, 5.13%, 04/15/20	25	25,858
Public Service Co. of Colorado, 4.30%, 03/15/44 (Call 09/15/43)	25	26,263
Public Service Electric & Gas Co., 2.38%, 05/15/23 (Call 02/15/23)	90	86,386
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	25	26,714
Puget Sound Energy Inc., 6.27%, 03/15/37	25	31,990
San Diego Gas & Electric Co.
Series NNN, 3.60%, 09/01/23 (Call 06/01/23)	25	25,341
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	25	24,013
Sempra Energy
2.40%, 03/15/20 (Call 02/15/20)	50	49,412
3.75%, 11/15/25 (Call 08/15/25)	25	24,699
6.00%, 10/15/39	25	30,305
South Carolina Electric & Gas Co., 5.10%, 06/01/65 (Call 12/01/64)	25	25,400
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)	50	51,091
4.65%, 10/01/43 (Call 04/01/43)	25	26,982
Series 08-A, 5.95%, 02/01/38	25	30,666
Southern Co. (The)
1.85%, 07/01/19	42	41,590
4.40%, 07/01/46 (Call 01/01/46)	25	25,037
Series B, 5.50%, 03/15/57 (Call 03/15/22)(b)(c)	25	25,794
Southern Power Co., Series F, 4.95%, 12/15/46 (Call 06/15/46)	50	50,788
Southwestern Electric Power Co., Series L, 3.85%, 02/01/48 (Call 08/01/47)	25	23,458
TECO Finance Inc., 5.15%, 03/15/20	98	101,215
TransAlta Corp., 6.50%, 03/15/40	10	9,824
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	76	73,098
Union Electric Co.
3.50%, 04/15/24 (Call 01/15/24)	25	25,108
3.90%, 09/15/42 (Call 03/15/42)	25	24,677
Virginia Electric & Power Co.
Series B, 4.20%, 05/15/45 (Call 11/15/44)	25	25,157
Series D, 4.65%, 08/15/43 (Call 02/15/43)	25	26,822
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	70	67,057
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	20	22,086

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Xcel Energy Inc.
3.30%, 06/01/25 (Call 12/01/24)	$ 25	$ 24,368
3.35%, 12/01/26 (Call 06/01/26)	25	24,221
		3,734,252
Electrical Components & Equiptment — 0.0%
Emerson Electric Co., 4.25%, 11/15/20	30	30,903
Electronics — 0.3%
Agilent Technologies Inc., 5.00%, 07/15/20	50	51,835
Arrow Electronics Inc., 4.50%, 03/01/23 (Call 12/01/22)	50	50,788
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	40	39,164
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	25	25,612
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	25	23,544
Honeywell International Inc., 3.81%, 11/21/47 (Call 05/21/47)	25	24,657
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	25	23,995
5.63%, 12/15/20	50	52,025
Legrand France SA, 8.50%, 02/15/25	25	31,226
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	50	52,300
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	25	25,866
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	25	24,655
		425,667
Engineering & Construction — 0.1%
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)	90	88,529
Environmental Control — 0.1%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)	11	10,664
3.95%, 05/15/28 (Call 02/15/28)	40	39,942
4.75%, 05/15/23 (Call 02/15/23)	25	26,304
5.70%, 05/15/41 (Call 11/15/40)	10	11,917
Waste Management Inc.
3.13%, 03/01/25 (Call 12/01/24)	25	24,168
4.10%, 03/01/45 (Call 09/01/44)	15	14,907
		127,902
Food — 0.7%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)	50	49,153
4.15%, 03/15/28 (Call 12/15/27)	50	47,925
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	25	24,478
7.00%, 10/01/28	25	29,920
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	50	48,011
Hershey Co. (The)
3.10%, 05/15/21	25	25,131
3.38%, 05/15/23 (Call 04/15/23)	25	25,160
3.38%, 08/15/46 (Call 02/15/46)	40	35,764
4.13%, 12/01/20	25	25,809
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	25	23,605
JM Smucker Co. (The), 3.50%, 03/15/25	65	63,066
Kellogg Co.
2.65%, 12/01/23	25	23,759
3.25%, 04/01/26	25	23,590
4.30%, 05/15/28 (Call 02/15/28)	25	25,105
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	25	27,943
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	50	49,707
3.95%, 07/15/25 (Call 04/15/25)	25	24,660
5.00%, 07/15/35 (Call 01/15/35)	25	25,040
Security	Par(000)	Value
Food (continued)
5.20%, 07/15/45 (Call 01/15/45)	$ 25	$ 25,016
6.50%, 02/09/40	50	57,880
Kroger Co. (The)
3.30%, 01/15/21 (Call 12/15/20)	50	50,148
4.45%, 02/01/47 (Call 08/01/46)	25	22,968
Mondelez International Inc.
3.00%, 05/07/20	25	25,021
3.63%, 05/07/23 (Call 04/07/23)	25	25,083
4.13%, 05/07/28 (Call 02/07/28)	25	25,021
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	55	52,618
3.55%, 03/15/25 (Call 01/15/25)	25	24,665
Tyson Foods Inc., 4.88%, 08/15/34 (Call 02/15/34)	50	51,315
		957,561
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(d)	40	40,486
5.50%, 01/17/27(d)	30	30,180
Georgia-Pacific LLC, 8.00%, 01/15/24	25	30,447
International Paper Co.
3.65%, 06/15/24 (Call 03/15/24)	25	24,729
4.80%, 06/15/44 (Call 12/15/43)	25	24,514
7.30%, 11/15/39	25	32,081
		182,437
Gas — 0.3%
Atmos Energy Corp., 4.15%, 01/15/43 (Call 07/15/42)	25	25,216
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	50	49,853
4.00%, 04/01/28 (Call 01/01/28)	25	24,780
4.50%, 01/15/21 (Call 10/15/20)	25	25,653
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	25	24,810
4.60%, 12/15/44 (Call 06/15/44)	15	15,341
KeySpan Corp., 5.80%, 04/01/35	25	29,149
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	25	23,840
4.90%, 12/01/21 (Call 09/01/21)	25	25,852
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)	50	48,185
4.38%, 05/15/47 (Call 11/15/46)	25	24,690
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	15	16,123
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	15	14,054
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	49,863
		397,409
Hand & Machine Tools — 0.0%
Kennametal Inc., 2.65%, 11/01/19 (Call 10/01/19)	25	24,847
Health Care - Products — 0.7%
Abbott Laboratories
2.80%, 09/15/20 (Call 08/15/20)	25	24,850
3.25%, 04/15/23 (Call 01/15/23)	50	49,465
3.75%, 11/30/26 (Call 08/30/26)	50	49,478
4.75%, 11/30/36 (Call 05/30/36)	50	52,935
4.90%, 11/30/46 (Call 05/30/46)	25	27,083
Baxter International Inc., 1.70%, 08/15/21 (Call 07/15/21)	50	47,639
Becton Dickinson and Co.
2.68%, 12/15/19	50	49,742
3.25%, 11/12/20	65	64,796

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Products (continued)
3.73%, 12/15/24 (Call 09/15/24)	$ 40	$ 39,250
5.00%, 11/12/40	35	36,142
Boston Scientific Corp.
2.85%, 05/15/20	20	19,874
3.85%, 05/15/25	25	24,934
4.00%, 03/01/28 (Call 12/01/27)	25	24,711
7.00%, 11/15/35	25	32,371
Covidien International Finance SA, 4.20%, 06/15/20	50	51,322
Life Technologies Corp., 6.00%, 03/01/20	50	52,306
Medtronic Inc.
3.13%, 03/15/22 (Call 12/15/21)	75	74,931
3.50%, 03/15/25	50	49,937
4.50%, 03/15/42 (Call 09/15/41)	20	21,055
4.63%, 03/15/45	50	54,028
Stryker Corp., 4.38%, 05/15/44 (Call 12/15/43)	25	25,259
Thermo Fisher Scientific Inc.
3.15%, 01/15/23 (Call 10/15/22)	25	24,606
3.65%, 12/15/25 (Call 09/09/25)	50	49,345
4.50%, 03/01/21	25	25,911
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	50	49,374
3.55%, 04/01/25 (Call 01/01/25)	38	36,586
		1,057,930
Health Care - Services — 0.7%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	25	22,417
6.75%, 12/15/37	15	19,406
Anthem Inc.
2.25%, 08/15/19	25	24,808
2.95%, 12/01/22 (Call 11/01/22)	25	24,366
3.65%, 12/01/27 (Call 09/01/27)	25	23,885
4.10%, 03/01/28 (Call 12/01/27)	55	54,338
4.55%, 03/01/48 (Call 09/01/47)	25	24,122
4.63%, 05/15/42	25	24,443
Ascension Health, 3.95%, 11/15/46	25	24,827
Catholic Health Initiatives, 4.35%, 11/01/42	25	22,715
Cigna Corp.
3.88%, 10/15/47 (Call 04/15/47)	25	21,785
4.00%, 02/15/22 (Call 11/15/21)	85	86,525
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	55	58,050
Howard Hughes Medical Institute, 3.50%, 09/01/23	100	101,567
Humana Inc.
2.50%, 12/15/20	25	24,560
3.15%, 12/01/22 (Call 09/01/22)	25	24,656
4.95%, 10/01/44 (Call 04/01/44)	25	26,182
Kaiser Foundation Hospitals, 4.88%, 04/01/42	25	28,145
Laboratory Corp. of America Holdings
3.25%, 09/01/24 (Call 07/01/24)	50	48,419
3.75%, 08/23/22 (Call 05/23/22)	25	25,191
Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/55	50	52,123
Quest Diagnostics Inc., 4.70%, 04/01/21	25	25,896
UnitedHealth Group Inc.
2.70%, 07/15/20	35	34,900
2.88%, 03/15/22 (Call 12/15/21)	25	24,754
3.45%, 01/15/27	55	54,091
3.75%, 07/15/25	88	88,501
4.75%, 07/15/45	50	54,537
5.80%, 03/15/36	25	30,295
		1,075,504
Security	Par(000)	Value
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	$ 25	$ 23,746
Household Products & Wares — 0.1%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	24,843
3.90%, 05/15/28 (Call 02/15/28)	25	25,020
Kimberly-Clark Corp., 3.05%, 08/15/25	25	24,267
		74,130
Housewares — 0.1%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	35	34,443
4.20%, 04/01/26 (Call 01/01/26)	75	73,556
5.50%, 04/01/46 (Call 10/01/45)	25	25,345
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	25	25,699
		159,043
Insurance — 1.3%
Aflac Inc., 3.63%, 11/15/24	45	45,007
Alleghany Corp., 4.95%, 06/27/22	10	10,544
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	25	24,533
Allstate Corp. (The)
4.50%, 06/15/43	15	15,644
5.55%, 05/09/35	50	58,138
Alterra Finance LLC, 6.25%, 09/30/20	50	53,053
American International Group Inc.
3.38%, 08/15/20	100	100,460
3.90%, 04/01/26 (Call 01/01/26)	25	24,419
4.13%, 02/15/24	3	3,033
4.38%, 01/15/55 (Call 07/15/54)	25	22,206
4.80%, 07/10/45 (Call 01/10/45)	25	24,945
6.25%, 05/01/36	25	29,233
6.40%, 12/15/20	29	31,241
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	39	38,620
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	25	23,799
Berkshire Hathaway Inc.
3.40%, 01/31/22	50	50,949
4.50%, 02/11/43	15	15,924
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	25	22,811
4.70%, 06/22/47 (Call 12/22/46)	25	21,930
Chubb INA Holdings Inc.
2.70%, 03/13/23	50	48,655
3.35%, 05/15/24	50	49,596
3.35%, 05/03/26 (Call 02/03/26)	15	14,691
4.35%, 11/03/45 (Call 05/03/45)	35	36,381
CNA Financial Corp.
3.95%, 05/15/24 (Call 02/15/24)	25	25,071
4.50%, 03/01/26 (Call 12/01/25)	10	10,241
Everest Reinsurance Holdings Inc., 4.87%, 06/01/44	25	25,241
Hartford Financial Services Group Inc. (The)
5.50%, 03/30/20	25	26,049
6.10%, 10/01/41	25	30,554
Lincoln National Corp.
3.63%, 12/12/26 (Call 09/15/26)	25	24,107
7.00%, 06/15/40	25	32,416
Loews Corp., 2.63%, 05/15/23 (Call 02/15/23)	50	48,270
Manulife Financial Corp., 4.15%, 03/04/26	31	31,208

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	$ 41	$ 40,199
3.50%, 06/03/24 (Call 03/03/24)	25	24,748
3.75%, 03/14/26 (Call 12/14/25)	60	59,662
MetLife Inc.
3.00%, 03/01/25	5	4,778
3.60%, 11/13/25 (Call 08/13/25)	60	59,389
4.05%, 03/01/45	45	42,785
4.60%, 05/13/46 (Call 12/13/45)	25	25,832
6.38%, 06/15/34	25	30,653
Series D, 4.37%, 09/15/23	25	26,034
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	25	26,030
Principal Financial Group Inc., 4.63%, 09/15/42	30	30,813
Progressive Corp. (The)
3.70%, 01/26/45	25	23,251
3.75%, 08/23/21	25	25,456
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)	25	24,954
4.50%, 11/16/21	30	31,227
5.63%, 06/15/43 (Call 06/15/23)(b)(c)	80	83,238
5.70%, 12/14/36	26	30,805
Reinsurance Group of America Inc., 5.00%, 06/01/21	50	52,214
Sompo International Holdings Ltd., 4.70%, 10/15/22	30	30,836
Travelers Companies Inc. (The)
3.90%, 11/01/20	34	34,736
4.60%, 08/01/43	25	26,780
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	25	24,969
Unum Group, 5.63%, 09/15/20	50	52,567
		1,830,925
Internet — 0.5%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (Call 09/28/21)	50	49,701
4.00%, 12/06/37 (Call 06/06/37)	50	47,372
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	48,819
2.60%, 12/05/19 (Call 11/05/19)	25	25,031
3.88%, 08/22/37 (Call 02/22/37)(a)	85	84,918
4.05%, 08/22/47 (Call 02/22/47)(a)	25	24,996
4.95%, 12/05/44 (Call 06/05/44)	25	28,476
Baidu Inc., 3.88%, 09/29/23 (Call 08/29/23)	200	200,592
Booking Holdings Inc., 2.75%, 03/15/23 (Call 02/15/23)	75	72,232
eBay Inc.
2.15%, 06/05/20	50	49,090
2.60%, 07/15/22 (Call 04/15/22)	25	24,189
4.00%, 07/15/42 (Call 01/15/42)	25	22,071
Expedia Group Inc.
4.50%, 08/15/24 (Call 05/15/24)	30	30,163
5.00%, 02/15/26 (Call 11/15/25)	20	20,452
		728,102
Iron & Steel — 0.1%
Vale Overseas Ltd., 6.88%, 11/21/36	75	84,366
Leisure Time — 0.1%
Carnival Corp., 3.95%, 10/15/20	50	51,080
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	45	44,002
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	25	26,530
		121,612
Security	Par(000)	Value
Lodging — 0.0%
Marriott International Inc./MD, 3.75%, 10/01/25 (Call 07/01/25)	$ 25	$ 24,544
Wyndham Worldwide Corp., 4.25%, 03/01/22 (Call 12/01/21)	20	19,972
		44,516
Machinery — 0.5%
ABB Finance USA Inc.
2.88%, 05/08/22	25	24,760
3.80%, 04/03/28 (Call 01/03/28)	25	25,355
Caterpillar Financial Services Corp.
1.85%, 09/04/20	25	24,420
2.00%, 03/05/20	25	24,661
2.90%, 03/15/21	25	24,916
2.95%, 05/15/20	50	50,037
3.25%, 12/01/24	25	24,725
3.45%, 05/15/23	50	50,244
Caterpillar Inc.
3.90%, 05/27/21	25	25,701
4.75%, 05/15/64 (Call 11/15/63)	25	26,749
CNH Industrial Capital LLC
4.38%, 04/05/22	25	25,449
4.88%, 04/01/21	50	51,600
Cummins Inc., 4.88%, 10/01/43 (Call 04/01/43)	25	27,958
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	50	48,971
3.90%, 06/09/42 (Call 12/09/41)	25	24,886
5.38%, 10/16/29	40	45,850
John Deere Capital Corp.
3.35%, 06/12/24	32	31,905
3.45%, 03/13/25	25	24,953
3.90%, 07/12/21	25	25,624
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	35	33,448
Roper Technologies Inc., 3.00%, 12/15/20 (Call 11/15/20)	50	49,805
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	25	23,196
		715,213
Manufacturing — 0.4%
3M Co.
2.25%, 03/15/23 (Call 02/15/23)	25	24,162
2.88%, 10/15/27 (Call 07/15/27)	25	23,764
3.88%, 06/15/44	15	14,878
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	25	25,120
Eaton Corp.
4.00%, 11/02/32	25	24,865
4.15%, 11/02/42	15	14,690
General Electric Co.
3.38%, 03/11/24	58	57,034
4.38%, 09/16/20	50	51,443
4.50%, 03/11/44	75	72,847
4.65%, 10/17/21	36	37,585
5.88%, 01/14/38	25	28,581
Illinois Tool Works Inc.
3.38%, 09/15/21 (Call 06/15/21)	25	25,211
4.88%, 09/15/41 (Call 03/15/41)	25	28,375
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44 (Call 05/01/44)	15	15,393
Parker-Hannifin Corp.
3.30%, 11/21/24 (Call 08/21/24)	25	24,755
4.20%, 11/21/34 (Call 05/21/34)	25	25,715
Textron Inc., 4.30%, 03/01/24 (Call 12/01/23)	25	25,667
		520,085

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media — 1.3%
21st Century Fox America Inc.
3.70%, 09/15/24 (Call 06/15/24)	$ 42	$ 42,047
4.95%, 10/15/45 (Call 04/15/45)	15	16,248
6.20%, 12/15/34	50	60,171
6.40%, 12/15/35	90	111,265
CBS Corp.
2.90%, 01/15/27 (Call 10/15/26)	15	13,374
3.70%, 08/15/24 (Call 05/15/24)	25	24,447
4.85%, 07/01/42 (Call 01/01/42)	25	24,075
4.90%, 08/15/44 (Call 02/15/44)	15	14,521
7.88%, 07/30/30	25	31,413
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	50	50,095
4.20%, 03/15/28 (Call 12/15/27)	25	23,530
4.46%, 07/23/22 (Call 05/23/22)	80	81,599
4.91%, 07/23/25 (Call 04/23/25)	50	51,020
5.38%, 05/01/47 (Call 11/01/46)	25	23,268
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	50	62,102
Comcast Corp.
2.85%, 01/15/23	50	48,653
3.38%, 02/15/25 (Call 11/15/24)	21	20,396
3.60%, 03/01/24	20	19,922
3.90%, 03/01/38 (Call 09/01/37)	25	22,935
3.97%, 11/01/47 (Call 05/01/47)	104	91,848
4.00%, 11/01/49 (Call 05/01/49)	57	50,264
4.05%, 11/01/52 (Call 05/01/52)	31	27,323
4.25%, 01/15/33	35	34,486
6.40%, 05/15/38	7	8,489
Discovery Communications LLC
2.75%, 11/15/19 (Call 10/15/19)(a)	62	61,700
2.80%, 06/15/20 (Call 05/15/20)(a)	25	24,761
2.95%, 03/20/23 (Call 02/20/23)	80	77,138
5.00%, 09/20/37 (Call 03/20/37)	50	48,429
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	25	24,526
Thomson Reuters Corp., 3.85%, 09/29/24 (Call 06/29/24)	25	24,717
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	50	50,340
5.00%, 02/01/20	50	51,274
5.50%, 09/01/41 (Call 03/01/41)	25	24,262
5.88%, 11/15/40 (Call 05/15/40)	25	25,169
7.30%, 07/01/38	25	29,403
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	25	29,464
Time Warner Inc.
3.55%, 06/01/24 (Call 03/01/24)	25	24,434
3.60%, 07/15/25 (Call 04/15/25)	25	24,157
4.65%, 06/01/44 (Call 12/01/43)	15	14,138
4.88%, 03/15/20	70	72,274
5.38%, 10/15/41	25	26,009
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	85	85,458
5.25%, 04/01/44 (Call 10/01/43)	25	24,105
5.85%, 09/01/43 (Call 03/01/43)	25	25,762
Walt Disney Co. (The)
3.00%, 02/13/26	50	48,349
3.70%, 12/01/42	40	37,351
		1,806,711
Security	Par(000)	Value
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	$ 50	$ 49,017
4.38%, 06/15/45 (Call 12/15/44)	10	10,497
		59,514
Mining — 0.2%
Barrick North America Finance LLC, 5.75%, 05/01/43	35	40,188
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43	25	28,483
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	25	24,695
Newmont Mining Corp., 6.25%, 10/01/39	25	29,663
Rio Tinto Alcan Inc., 7.25%, 03/15/31	25	31,861
Southern Copper Corp.
3.88%, 04/23/25	50	49,580
5.88%, 04/23/45	25	27,064
6.75%, 04/16/40	25	29,385
Yamana Gold Inc., 4.95%, 07/15/24 (Call 04/15/24)	25	25,173
		286,092
Office & Business Equipment — 0.0%
Xerox Corp., 3.63%, 03/15/23 (Call 02/15/23)	50	48,349
Oil & Gas — 2.2%
Anadarko Petroleum Corp., 4.85%, 03/15/21 (Call 02/15/21)	25	25,891
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	25	23,920
3.25%, 04/15/22 (Call 01/15/22)	25	24,722
4.25%, 01/15/44 (Call 07/15/43)	25	23,030
4.75%, 04/15/43 (Call 10/15/42)	50	49,124
BP Capital Markets PLC
2.52%, 01/15/20	25	24,902
3.06%, 03/17/22	65	64,785
3.22%, 11/28/23 (Call 09/28/23)	25	24,764
3.25%, 05/06/22	75	75,061
4.74%, 03/11/21	75	78,537
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	50	49,095
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	50	48,024
5.40%, 06/15/47 (Call 12/15/46)	50	49,801
Chevron Corp.
2.42%, 11/17/20 (Call 10/17/20)	50	49,572
2.95%, 05/16/26 (Call 02/16/26)	40	38,494
3.19%, 06/24/23 (Call 03/24/23)	40	39,961
3.33%, 11/17/25 (Call 08/17/25)	45	44,619
Cimarex Energy Co., 4.38%, 06/01/24 (Call 02/20/24)	43	44,007
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	25	24,344
3.35%, 05/15/25 (Call 02/15/25)	15	14,869
4.15%, 11/15/34 (Call 05/15/34)	110	112,117
4.30%, 11/15/44 (Call 05/15/44)	50	51,966
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	75	74,197
5.00%, 06/15/45 (Call 12/15/44)	25	26,335
5.60%, 07/15/41 (Call 01/15/41)	25	28,038
Ecopetrol SA
5.38%, 06/26/26 (Call 03/26/26)	25	25,625
5.88%, 09/18/23	25	26,523
Encana Corp., 7.38%, 11/01/31	50	62,343
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	25	24,482
4.10%, 02/01/21	25	25,589

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	$ 25	$ 24,467
3.90%, 10/01/27 (Call 07/01/27)	25	23,825
Equinor ASA
2.25%, 11/08/19	25	24,859
3.15%, 01/23/22	25	25,019
4.80%, 11/08/43	50	55,688
Exxon Mobil Corp.
3.04%, 03/01/26 (Call 12/01/25)	90	87,592
4.11%, 03/01/46 (Call 09/01/45)	15	15,408
Hess Corp.
5.60%, 02/15/41	25	25,596
6.00%, 01/15/40	25	26,160
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	25	27,033
Kerr-McGee Corp.
6.95%, 07/01/24	40	46,128
7.88%, 09/15/31	50	64,399
Marathon Oil Corp., 2.70%, 06/01/20 (Call 05/01/20)	50	49,473
Marathon Petroleum Corp., 4.75%, 09/15/44 (Call 03/15/44)	50	49,567
Nexen Energy ULC
5.88%, 03/10/35	25	29,211
7.50%, 07/30/39	30	41,902
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)	15	15,312
5.25%, 11/15/43 (Call 05/15/43)	25	26,646
6.00%, 03/01/41 (Call 09/01/40)	35	39,986
Occidental Petroleum Corp., Series 1, 4.10%, 02/01/21 (Call 11/01/20)	82	84,246
Petro-Canada, 5.35%, 07/15/33	25	27,833
Petroleos Mexicanos
3.50%, 01/30/23	50	46,928
4.63%, 09/21/23	25	24,563
4.88%, 01/18/24	50	48,919
5.50%, 01/21/21	50	51,395
5.50%, 06/27/44	50	41,660
5.63%, 01/23/46	45	37,997
6.00%, 03/05/20	32	33,172
6.38%, 02/04/21	25	26,150
6.38%, 01/23/45	50	45,375
6.50%, 03/13/27	25	25,372
6.50%, 06/02/41	50	46,498
6.75%, 09/21/47	72	67,931
Phillips 66
4.65%, 11/15/34 (Call 05/15/34)	25	26,002
4.88%, 11/15/44 (Call 05/15/44)	25	26,534
Pioneer Natural Resources Co., 3.95%, 07/15/22 (Call 04/15/22)	50	50,791
Shell International Finance BV
2.13%, 05/11/20	25	24,713
2.25%, 11/10/20	50	49,364
2.25%, 01/06/23	25	24,001
2.88%, 05/10/26	55	52,427
3.63%, 08/21/42	50	46,791
4.55%, 08/12/43	50	53,045
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	25	24,821
6.50%, 06/15/38	30	38,400
Total Capital Canada Ltd., 2.75%, 07/15/23	25	24,301
Total Capital International SA, 3.75%, 04/10/24	25	25,425
Total Capital SA, 4.13%, 01/28/21	125	128,692
Security	Par(000)	Value
Oil & Gas (continued)
Valero Energy Corp., 4.90%, 03/15/45	$ 25	$ 26,230
		3,202,584
Oil & Gas Services — 0.2%
Halliburton Co.
3.80%, 11/15/25 (Call 08/15/25)	45	44,950
4.85%, 11/15/35 (Call 05/15/35)	30	31,649
5.00%, 11/15/45 (Call 05/15/45)	50	54,127
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	50	47,598
3.95%, 12/01/42 (Call 06/01/42)	25	21,806
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	25	25,323
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	25	24,671
		250,124
Packaging & Containers — 0.1%
Bemis Co. Inc., 3.10%, 09/15/26 (Call 06/15/26)	25	23,186
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	35	34,594
WestRock MWV LLC, 7.95%, 02/15/31	25	33,729
WestRock RKT Co., 3.50%, 03/01/20	100	100,454
		191,963
Pharmaceuticals — 1.5%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	40	38,736
3.20%, 05/14/26 (Call 02/14/26)	79	74,363
4.30%, 05/14/36 (Call 11/14/35)	25	24,270
4.40%, 11/06/42	38	36,561
4.45%, 05/14/46 (Call 11/14/45)	25	24,109
Allergan Funding SCS
3.85%, 06/15/24 (Call 03/15/24)	50	49,113
4.55%, 03/15/35 (Call 09/15/34)	25	23,992
4.75%, 03/15/45 (Call 09/15/44)	34	32,764
Allergan Inc./U.S., 3.38%, 09/15/20	10	10,013
AmerisourceBergen Corp., 4.25%, 03/01/45 (Call 09/01/44)	25	22,933
AstraZeneca PLC
2.38%, 11/16/20	50	49,210
4.00%, 09/18/42	25	23,852
Bristol-Myers Squibb Co.
2.00%, 08/01/22	25	24,018
4.50%, 03/01/44 (Call 09/01/43)	25	26,983
Cardinal Health Inc.
3.75%, 09/15/25 (Call 06/15/25)	35	34,091
4.37%, 06/15/47 (Call 12/15/46)	25	22,652
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	69	66,472
2.80%, 07/20/20 (Call 06/20/20)	28	27,813
3.50%, 07/20/22 (Call 05/20/22)	25	24,928
4.30%, 03/25/28 (Call 12/25/27)	100	99,505
4.78%, 03/25/38 (Call 09/25/37)	25	24,891
5.05%, 03/25/48 (Call 09/25/47)	100	102,689
5.13%, 07/20/45 (Call 01/20/45)	75	77,593
Eli Lilly & Co., 3.95%, 05/15/47 (Call 11/15/46)	15	14,998
Express Scripts Holding Co.
2.25%, 06/15/19	50	49,650
3.40%, 03/01/27 (Call 12/01/26)	50	46,252
4.75%, 11/15/21	20	20,738
4.80%, 07/15/46 (Call 01/15/46)	25	24,370
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23	25	25,074
3.63%, 05/15/25	25	25,114
3.88%, 05/15/28	25	25,394

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pharmaceuticals (continued)
6.38%, 05/15/38	$ 50	$ 65,361
GlaxoSmithKline Capital PLC, 3.13%, 05/14/21	25	25,095
Johnson & Johnson
2.63%, 01/15/25 (Call 11/15/24)	50	48,281
3.55%, 03/01/36 (Call 09/01/35)	35	34,329
3.63%, 03/03/37 (Call 09/03/36)	55	54,125
3.70%, 03/01/46 (Call 09/01/45)	30	29,602
3.75%, 03/03/47 (Call 09/03/46)	15	14,915
5.95%, 08/15/37	40	52,002
Mead Johnson Nutrition Co.
4.90%, 11/01/19	25	25,707
5.90%, 11/01/39	40	48,480
Merck & Co. Inc.
2.40%, 09/15/22 (Call 03/15/22)	20	19,479
2.75%, 02/10/25 (Call 11/10/24)	50	48,113
3.60%, 09/15/42 (Call 03/15/42)	25	23,751
3.70%, 02/10/45 (Call 08/10/44)	75	72,097
3.88%, 01/15/21 (Call 10/15/20)	20	20,476
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	25	24,865
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	25	24,403
3.00%, 11/20/25 (Call 08/20/25)	25	24,245
4.00%, 11/20/45 (Call 05/20/45)	30	30,546
Pfizer Inc.
3.40%, 05/15/24	60	60,323
4.13%, 12/15/46	15	15,221
4.40%, 05/15/44	25	26,336
7.20%, 03/15/39	50	70,744
Shire Acquisitions Investments Ireland DAC, 2.40%, 09/23/21 (Call 08/23/21)	100	96,298
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	25	23,209
3.25%, 02/01/23 (Call 11/01/22)	25	24,714
4.50%, 11/13/25 (Call 08/13/25)	25	26,113
		2,201,971
Pipelines — 1.5%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20%, 12/01/47 (Call 06/01/47)	5	4,982
5.25%, 01/15/25 (Call 01/15/21)	30	30,820
Boardwalk Pipelines LP, 4.95%, 12/15/24 (Call 09/15/24)	25	25,787
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	25	24,899
5.60%, 10/15/44 (Call 04/15/44)	15	14,398
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	25	25,275
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	50	48,592
5.00%, 05/15/44 (Call 11/15/43)	15	13,866
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	25	32,947
Enbridge Inc., 3.50%, 06/10/24 (Call 03/10/24)	50	48,731
Energy Transfer Partners LP
4.15%, 10/01/20 (Call 08/01/20)	50	50,807
4.90%, 03/15/35 (Call 09/15/34)	25	23,149
EnLink Midstream Partners LP, 5.05%, 04/01/45 (Call 10/01/44)	25	22,441
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)	25	24,815
3.75%, 02/15/25 (Call 11/15/24)	35	34,838
3.95%, 02/15/27 (Call 11/15/26)	50	50,013
4.25%, 02/15/48 (Call 08/15/47)	25	23,713
4.45%, 02/15/43 (Call 08/15/42)	75	72,681
Security	Par(000)	Value
Pipelines (continued)
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)(c)	$ 50	$ 47,248
EQT Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	25	24,042
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (Call 07/01/21)	50	52,071
5.30%, 09/15/20	25	26,062
5.40%, 09/01/44 (Call 03/01/44)	50	50,018
5.63%, 09/01/41	25	25,955
Kinder Morgan Inc./DE
5.30%, 12/01/34 (Call 06/01/34)	35	35,426
5.55%, 06/01/45 (Call 12/01/44)	50	52,015
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)	25	23,827
4.25%, 02/01/21	20	20,495
MPLX LP
4.70%, 04/15/48 (Call 10/15/47)	50	48,192
4.88%, 06/01/25 (Call 03/01/25)	25	25,883
5.50%, 02/15/23 (Call 08/15/18)	50	51,107
ONEOK Partners LP
5.00%, 09/15/23 (Call 06/15/23)	50	52,571
6.13%, 02/01/41 (Call 08/01/40)	25	28,628
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 01/01/27)	50	47,662
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	50	49,598
4.50%, 12/15/26 (Call 09/15/26)	50	49,326
4.90%, 02/15/45 (Call 08/15/44)	40	36,866
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	50	48,785
Spectra Energy Partners LP, 3.38%, 10/15/26 (Call 07/15/26)	85	79,414
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)	50	47,065
5.40%, 10/01/47 (Call 04/01/47)	50	46,984
5.95%, 12/01/25 (Call 08/01/25)	70	75,082
TransCanada PipeLines Ltd.
3.80%, 10/01/20	49	49,727
4.25%, 05/15/28 (Call 02/15/28)	50	50,264
4.63%, 03/01/34 (Call 12/01/33)	5	5,065
4.75%, 05/15/38 (Call 11/15/37)	50	51,173
4.88%, 05/15/48 (Call 11/15/47)	15	15,468
5.85%, 03/15/36	15	17,079
6.10%, 06/01/40	25	29,237
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41 (Call 02/15/41)	15	16,323
7.85%, 02/01/26 (Call 11/01/25)	10	12,281
Western Gas Partners LP, 4.00%, 07/01/22 (Call 04/01/22)	50	49,855
Williams Partners LP
3.75%, 06/15/27 (Call 03/15/27)	55	52,150
4.30%, 03/04/24 (Call 12/04/23)	50	50,435
5.10%, 09/15/45 (Call 03/15/45)	20	20,125
5.25%, 03/15/20	44	45,518
6.30%, 04/15/40	20	22,793
		2,104,569
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	20	19,804
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	50	52,071
Prologis LP, 4.25%, 08/15/23 (Call 05/15/23)	25	25,847
		97,722

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc., 4.60%, 04/01/22 (Call 01/01/22)	$ 50	$ 51,836
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23 (Call 01/15/23)	25	25,047
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	25	24,805
3.00%, 06/15/23	25	24,025
3.45%, 09/15/21	25	24,984
3.50%, 01/31/23	57	56,432
3.60%, 01/15/28 (Call 10/15/27)	25	23,505
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	25	23,278
2.95%, 09/15/22 (Call 06/15/22)	50	49,014
Boston Properties LP
3.85%, 02/01/23 (Call 11/01/22)	52	52,503
4.13%, 05/15/21 (Call 02/15/21)	25	25,558
Brixmor Operating Partnership LP, 3.90%, 03/15/27 (Call 12/15/26)	25	23,754
Camden Property Trust, 2.95%, 12/15/22 (Call 02/02/22)	50	48,715
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	15	14,973
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	50	47,221
3.70%, 06/15/26 (Call 03/15/26)	15	14,334
4.45%, 02/15/26 (Call 11/15/25)	115	115,618
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	50	50,713
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	25	25,826
EPR Properties, 5.75%, 08/15/22 (Call 05/15/22)	25	26,453
ERP Operating LP
3.50%, 03/01/28 (Call 12/01/27)	25	24,223
4.50%, 06/01/45 (Call 12/01/44)	25	25,437
4.63%, 12/15/21 (Call 09/15/21)	25	26,007
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	25	24,534
HCP Inc.
3.40%, 02/01/25 (Call 11/01/24)	35	33,326
3.88%, 08/15/24 (Call 05/15/24)	25	24,578
4.00%, 12/01/22 (Call 10/01/22)	25	25,179
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	25	23,518
Hospitality Properties Trust
4.65%, 03/15/24 (Call 09/15/23)	25	25,156
5.00%, 08/15/22 (Call 02/15/22)	25	25,820
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (Call 07/15/22)	50	49,183
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	25	24,623
Kimco Realty Corp.
3.13%, 06/01/23 (Call 03/01/23)	50	48,272
3.30%, 02/01/25 (Call 12/01/24)	35	33,175
Liberty Property LP, 4.40%, 02/15/24 (Call 11/15/23)	50	51,243
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	25	25,573
Omega Healthcare Investors Inc., 4.38%, 08/01/23 (Call 06/01/23)	125	124,551
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	25	23,580
Realty Income Corp., 3.88%, 07/15/24 (Call 04/15/24)	50	49,752
Select Income REIT
4.25%, 05/15/24 (Call 02/15/24)	25	24,281
4.50%, 02/01/25 (Call 11/01/24)	25	24,446
Simon Property Group LP
2.50%, 07/15/21 (Call 04/15/21)	25	24,467
3.38%, 10/01/24 (Call 07/01/24)	55	53,910
4.13%, 12/01/21 (Call 09/01/21)	75	77,024
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
6.75%, 02/01/40 (Call 11/01/39)	$ 25	$ 32,456
UDR Inc., 3.70%, 10/01/20 (Call 07/01/20)	50	50,322
Ventas Realty LP, 4.13%, 01/15/26 (Call 10/15/25)	30	29,835
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21 (Call 03/01/21)	50	51,653
VEREIT Operating Partnership LP, 3.95%, 08/15/27 (Call 05/15/27)	35	32,605
Welltower Inc.
4.00%, 06/01/25 (Call 03/01/25)	75	73,631
4.50%, 01/15/24 (Call 10/15/23)	25	25,529
Weyerhaeuser Co., 3.25%, 03/15/23 (Call 12/15/22)	85	83,699
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	11	11,179
		2,031,361
Retail — 1.1%
AutoNation Inc., 3.35%, 01/15/21 (Call 12/15/20)	40	39,811
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(d)	25	22,740
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	50	52,489
Costco Wholesale Corp., 3.00%, 05/18/27 (Call 02/18/27)	75	72,093
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	25	24,275
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	50	48,668
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	90	80,898
2.80%, 09/14/27 (Call 06/14/27)	25	23,499
3.00%, 04/01/26 (Call 01/01/26)	50	48,239
3.75%, 02/15/24 (Call 11/15/23)	45	46,057
4.20%, 04/01/43 (Call 10/01/42)	25	25,538
4.25%, 04/01/46 (Call 10/01/45)	25	25,751
5.88%, 12/16/36	10	12,572
Lowe's Companies Inc.
3.12%, 04/15/22 (Call 01/15/22)	50	50,248
3.80%, 11/15/21 (Call 08/15/21)	40	41,004
4.05%, 05/03/47 (Call 11/03/46)	25	24,217
4.25%, 09/15/44 (Call 03/15/44)	25	25,081
Macy's Retail Holdings Inc.
3.88%, 01/15/22 (Call 10/15/21)(d)	15	15,005
6.90%, 04/01/29	25	27,025
McDonald's Corp.
2.20%, 05/26/20 (Call 04/26/20)	25	24,705
3.35%, 04/01/23 (Call 03/01/23)	90	90,275
4.60%, 05/26/45 (Call 11/26/44)	15	15,410
4.70%, 12/09/35 (Call 06/09/35)	20	21,303
4.88%, 12/09/45 (Call 06/09/45)	25	26,771
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	25	25,387
5.00%, 01/15/44 (Call 07/15/43)	25	23,028
O'Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)	50	47,626
QVC Inc.
4.38%, 03/15/23	45	44,779
4.85%, 04/01/24	25	25,286
Starbucks Corp.
3.10%, 03/01/23 (Call 02/01/23)	25	24,905
3.50%, 03/01/28 (Call 12/01/27)	25	24,862
3.75%, 12/01/47 (Call 06/01/47)	25	23,803
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)	25	24,704
Target Corp., 4.00%, 07/01/42	78	75,386
Walgreens Boots Alliance Inc., 3.80%, 11/18/24 (Call 08/18/24)	80	79,476
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	6	5,836
3.63%, 07/08/20	115	117,370

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Retail (continued)
5.00%, 10/25/40	$ 20	$ 23,180
5.25%, 09/01/35	25	29,628
5.63%, 04/01/40	25	31,006
5.63%, 04/15/41	5	6,242
		1,516,178
Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	50	52,126
Analog Devices Inc., 2.95%, 01/12/21	95	94,662
Applied Materials Inc.
3.90%, 10/01/25 (Call 07/01/25)	50	51,179
5.10%, 10/01/35 (Call 04/01/35)	50	56,038
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	50	48,473
2.65%, 01/15/23 (Call 12/15/22)	50	47,496
Intel Corp.
3.70%, 07/29/25 (Call 04/29/25)	75	76,179
3.73%, 12/08/47 (Call 06/08/47)(a)	15	14,356
4.00%, 12/15/32	50	51,635
4.10%, 05/11/47 (Call 11/11/46)	40	40,780
KLA-Tencor Corp., 4.13%, 11/01/21 (Call 09/01/21)	27	27,632
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	60	59,271
QUALCOMM Inc.
3.45%, 05/20/25 (Call 02/20/25)	40	38,739
4.65%, 05/20/35 (Call 11/20/34)	50	50,989
4.80%, 05/20/45 (Call 11/20/44)	40	40,769
Texas Instruments Inc.
1.75%, 05/01/20 (Call 04/01/20)	25	24,543
2.75%, 03/12/21 (Call 02/12/21)	25	24,951
4.15%, 05/15/48 (Call 11/15/47)	25	26,102
Xilinx Inc., 3.00%, 03/15/21	50	49,654
		875,574
Software — 1.0%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	15	14,424
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)	40	40,705
CA Inc., 5.38%, 12/01/19	25	25,846
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	25	25,353
Fidelity National Information Services Inc.
3.00%, 08/15/26 (Call 05/15/26)	30	27,675
3.63%, 10/15/20 (Call 09/15/20)	50	50,594
3.88%, 06/05/24 (Call 03/05/24)	50	50,084
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	50	50,077
Microsoft Corp.
2.00%, 11/03/20 (Call 10/03/20)	50	49,244
2.38%, 02/12/22 (Call 01/12/22)	25	24,551
2.70%, 02/12/25 (Call 11/12/24)	25	24,114
3.45%, 08/08/36 (Call 02/08/36)	50	48,319
3.50%, 11/15/42	40	37,738
3.70%, 08/08/46 (Call 02/08/46)	50	48,619
3.75%, 05/01/43 (Call 11/01/42)	50	49,056
4.00%, 02/08/21	50	51,624
4.50%, 02/06/57 (Call 08/06/56)	50	54,594
4.88%, 12/15/43 (Call 06/15/43)	25	28,716
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	50	53,256
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	50	48,992
2.63%, 02/15/23 (Call 01/15/23)	50	48,880
2.65%, 07/15/26 (Call 04/15/26)	150	139,995
2.95%, 11/15/24 (Call 09/15/24)	50	48,651
2.95%, 05/15/25 (Call 02/15/25)	80	77,215
Security	Par(000)	Value
Software (continued)
3.25%, 11/15/27 (Call 08/15/27)	$ 25	$ 24,266
3.90%, 05/15/35 (Call 11/15/34)	10	9,966
4.00%, 07/15/46 (Call 01/15/46)	25	24,510
4.30%, 07/08/34 (Call 01/08/34)	50	52,335
5.00%, 07/08/19	34	34,920
6.13%, 07/08/39	50	63,554
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	100	96,232
		1,424,105
Telecommunications — 1.9%
America Movil SAB de CV, 5.00%, 03/30/20	100	103,123
AT&T Inc.
3.40%, 05/15/25 (Call 02/15/25)	60	57,318
3.90%, 03/11/24 (Call 12/11/23)	100	100,037
4.25%, 03/01/27 (Call 12/01/26)	50	49,689
4.35%, 06/15/45 (Call 12/15/44)	50	43,758
4.45%, 05/15/21	137	141,324
4.45%, 04/01/24 (Call 01/01/24)	100	102,422
4.75%, 05/15/46 (Call 11/15/45)	75	69,305
5.15%, 11/15/46 (Call 05/15/46)(a)	85	83,175
5.15%, 02/15/50 (Call 08/14/49)(a)	75	72,890
5.35%, 09/01/40	23	23,363
5.45%, 03/01/47 (Call 09/01/46)	25	25,485
5.55%, 08/15/41	50	51,298
5.88%, 10/01/19	50	51,955
Cisco Systems Inc.
2.20%, 02/28/21	50	49,173
2.45%, 06/15/20	15	14,935
2.60%, 02/28/23	55	53,645
3.50%, 06/15/25	45	45,376
3.63%, 03/04/24	25	25,446
4.45%, 01/15/20	25	25,726
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	100	138,370
Juniper Networks Inc.
3.30%, 06/15/20 (Call 05/15/20)	25	24,945
4.50%, 03/15/24	25	25,575
Koninklijke KPN NV, 8.38%, 10/01/30	25	33,303
Motorola Solutions Inc.
3.50%, 03/01/23	60	58,582
5.50%, 09/01/44	25	24,353
Orange SA
5.38%, 07/08/19	25	25,703
5.38%, 01/13/42	25	27,790
9.00%, 03/01/31	25	35,613
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)	7	7,176
5.00%, 03/15/44 (Call 09/15/43)	50	52,930
Telefonica Emisiones SAU
5.13%, 04/27/20	50	51,885
5.88%, 07/15/19	25	25,816
7.05%, 06/20/36	125	154,617
TELUS Corp., 3.70%, 09/15/27 (Call 06/15/27)	25	24,532
Verizon Communications Inc.
2.45%, 11/01/22 (Call 08/01/22)	25	23,970
3.38%, 02/15/25	50	48,387
3.50%, 11/01/24 (Call 08/01/24)	50	49,107
4.13%, 08/15/46	25	21,715
4.40%, 11/01/34 (Call 05/01/34)	25	24,051
4.52%, 09/15/48	75	69,235
4.67%, 03/15/55	100	90,557
4.75%, 11/01/41	40	38,905

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Telecommunications (continued)
4.86%, 08/21/46	$ 65	$ 63,087
5.01%, 08/21/54	50	48,105
5.15%, 09/15/23	50	53,762
5.25%, 03/16/37	50	52,072
6.55%, 09/15/43	50	60,216
Vodafone Group PLC
3.75%, 01/16/24	30	29,866
4.38%, 05/30/28	100	99,749
5.25%, 05/30/48	75	75,936
		2,749,353
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.50%, 09/15/27 (Call 06/15/27)	25	23,211
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (Call 06/01/22)	33	32,855
3.90%, 08/01/46 (Call 02/01/46)	25	24,063
4.45%, 03/15/43 (Call 09/15/42)	25	26,029
4.70%, 09/01/45 (Call 03/01/45)	25	26,932
6.15%, 05/01/37	37	46,258
6.20%, 08/15/36	10	12,616
Canadian National Railway Co.
2.40%, 02/03/20	25	24,849
2.75%, 03/01/26 (Call 12/01/25)	20	18,952
2.95%, 11/21/24 (Call 08/21/24)	25	24,419
6.25%, 08/01/34	25	31,739
Canadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)	25	30,904
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	25	23,776
3.40%, 08/01/24 (Call 05/01/24)	25	24,685
3.80%, 03/01/28 (Call 12/01/27)	25	24,736
3.80%, 11/01/46 (Call 05/01/46)	25	22,621
5.50%, 04/15/41 (Call 10/15/40)	10	11,393
6.15%, 05/01/37	25	30,479
FedEx Corp.
3.20%, 02/01/25	25	24,314
3.30%, 03/15/27 (Call 12/15/26)	30	28,787
3.40%, 02/15/28 (Call 11/15/27)	25	23,999
3.90%, 02/01/35	50	47,563
4.00%, 01/15/24	36	36,854
4.55%, 04/01/46 (Call 10/01/45)	10	9,914
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	25	24,818
Norfolk Southern Corp.
4.15%, 02/28/48 (Call 08/28/47)	25	24,450
4.84%, 10/01/41	25	26,810
Ryder System Inc.
2.65%, 03/02/20 (Call 02/20/20)	75	74,483
2.88%, 09/01/20 (Call 08/01/20)	45	44,688
Union Pacific Corp.
3.60%, 09/15/37 (Call 03/15/37)	30	28,345
3.75%, 03/15/24 (Call 12/15/23)	35	35,612
4.00%, 04/15/47 (Call 10/15/46)(d)	40	38,908
4.05%, 11/15/45 (Call 05/15/45)	15	14,638
4.05%, 03/01/46 (Call 09/01/45)	25	24,474
Security	Par(000)	Value
Transportation (continued)
United Parcel Service Inc.
2.45%, 10/01/22	$ 25	$ 24,345
2.80%, 11/15/24 (Call 09/15/24)	40	38,609
3.75%, 11/15/47 (Call 05/15/47)	15	14,088
		1,023,005
Trucking & Leasing — 0.0%
GATX Corp.
4.55%, 11/07/28 (Call 08/07/28)	25	25,267
5.20%, 03/15/44 (Call 09/15/43)	25	26,504
		51,771
Water — 0.1%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	40	39,684
3.75%, 09/01/47 (Call 03/01/47)	10	9,361
4.30%, 09/01/45 (Call 03/01/45)	25	25,671
6.59%, 10/15/37	15	19,809
Veolia Environnement SA, 6.75%, 06/01/38	10	12,459
		106,984
Total Corporate Bonds & Notes — 37.7% (Cost: $55,389,134)		54,358,211
Foreign Government Obligations(g)
Canada — 0.8%
Canada Government International Bond, 2.00%, 11/15/22	25	24,211
Export Development Canada
1.63%, 12/03/19	50	49,351
1.63%, 01/17/20	40	39,434
1.75%, 07/21/20(d)	25	24,564
2.00%, 05/17/22	75	72,704
Province of Alberta Canada, 3.30%, 03/15/28	50	50,005
Province of British Columbia Canada
2.00%, 10/23/22	75	72,188
2.25%, 06/02/26	40	37,450
Province of Manitoba Canada, 2.10%, 09/06/22	120	115,522
Province of Ontario Canada
1.65%, 09/27/19	75	74,126
2.20%, 10/03/22	125	120,630
2.45%, 06/29/22	25	24,417
2.50%, 04/27/26	25	23,770
4.40%, 04/14/20	80	82,475
Province of Quebec Canada
2.63%, 02/13/23	100	98,263
2.75%, 04/12/27	75	72,257
Series PD, 7.50%, 09/15/29	75	103,465
		1,084,832
Chile — 0.1%
Chile Government International Bond, 3.88%, 08/05/20	100	101,863
Colombia — 0.2%
Colombia Government International Bond
6.13%, 01/18/41	100	111,274
8.13%, 05/21/24	75	90,302
		201,576

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	$ 50	$ 53,151
6.25%, 01/29/20	100	104,651
		157,802
Japan — 0.3%
Japan Bank for International Cooperation
2.13%, 11/16/20	200	196,380
2.25%, 11/04/26	200	185,870
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	100	102,441
		484,691
Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	40	39,942
4.75%, 03/08/44	100	92,682
5.55%, 01/21/45	50	51,664
5.75%, 10/12/10	70	67,523
6.75%, 09/27/34	50	59,608
		311,419
Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26	110	131,744
9.38%, 04/01/29	25	35,177
		166,921
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27(d)	50	51,113
5.63%, 11/18/50	25	28,951
8.75%, 11/21/33	75	109,825
		189,889
Philippines — 0.3%
Philippine Government International Bond
3.95%, 01/20/40	100	97,072
4.00%, 01/15/21	100	101,710
7.75%, 01/14/31	100	133,450
10.63%, 03/16/25	85	119,351
		451,583
Poland — 0.1%
Republic of Poland Government International Bond
4.00%, 01/22/24	120	121,948
5.00%, 03/23/22	50	52,742
		174,690
South Korea — 0.1%
Export-Import Bank of Korea, 5.13%, 06/29/20	130	134,895
Supranational — 2.0%
African Development Bank
1.25%, 07/26/21	60	57,297
2.13%, 11/16/22	25	24,249
Asian Development Bank
1.50%, 01/22/20	30	29,514
1.63%, 03/16/21	200	194,296
1.75%, 06/08/21	85	82,611
1.88%, 02/18/22	25	24,205
2.00%, 01/22/25	90	85,045
Corp. Andina de Fomento, 4.38%, 06/15/22	50	52,041
Security	Par(000)	Value
Supranational (continued)
Council of Europe Development Bank
1.63%, 03/10/20	$ 115	$ 113,130
2.63%, 02/13/23(d)	25	24,728
European Bank for Reconstruction & Development
1.63%, 05/05/20	70	68,766
1.88%, 02/23/22	100	96,727
European Investment Bank
1.38%, 06/15/20	150	146,377
1.63%, 03/16/20	100	98,391
1.75%, 06/17/19	100	99,351
1.75%, 05/15/20	50	49,205
1.88%, 02/10/25	100	93,302
2.25%, 03/15/22	25	24,493
2.38%, 05/13/21	90	89,041
2.38%, 06/15/22	25	24,554
2.50%, 04/15/21	100	99,347
2.88%, 09/15/20	50	50,252
4.00%, 02/16/21	50	51,665
Inter-American Development Bank
1.75%, 09/14/22	65	62,241
2.13%, 11/09/20	100	98,789
2.13%, 01/18/22	150	146,569
2.13%, 01/15/25	100	95,271
2.63%, 04/19/21(d)	40	39,937
4.38%, 01/24/44	25	29,908
Series GDP, 1.25%, 10/15/19	25	24,599
International Bank for Reconstruction & Development
1.13%, 11/27/19	215	210,764
1.38%, 05/24/21	50	48,122
1.63%, 03/09/21	25	24,310
1.63%, 02/10/22	25	24,002
1.88%, 04/21/20	30	29,640
2.00%, 01/26/22	50	48,666
2.13%, 03/03/25	40	38,125
2.50%, 11/25/24	50	48,804
2.50%, 07/29/25	100	97,211
2.50%, 11/22/27	40	38,420
International Finance Corp.
1.75%, 09/16/19	100	99,141
2.00%, 10/24/22	25	24,172
		2,907,278
Sweden — 0.1%
Svensk Exportkredit AB, 1.75%, 08/28/20	90	88,115
Uruguay — 0.1%
Uruguay Government International Bond
4.50%, 08/14/24(d)	100	103,561
7.63%, 03/21/36	75	96,582
		200,143
Total Foreign Government Obligations — 4.6% (Cost: $6,794,936)		6,655,697
Municipal Debt Obligations
California — 0.3%
Bay Area Toll Authority RB BAB, Series S1, 6.92%, 04/01/40	50	68,703
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	50	60,642

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
State of California GO
3.38%, 04/01/25	$ 25	$ 24,957
4.50%, 04/01/33 ( 04/01/28)	25	26,080
State of California GO BAB
7.55%, 04/01/39	100	149,016
7.63%, 03/01/40	50	74,527
University of California RB, Series AD, 4.86%, 05/15/12	25	26,291
		430,216
Connecticut — 0.1%
State of Connecticut GO, Series A, 5.85%, 03/15/32(d)	50	57,866
Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	50	50,129
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	25	31,497
Project M, Series 2010-A, 6.66%, 04/01/57	20	25,072
		56,569
Illinois — 0.1%
State of Illinois GO
4.95%, 06/01/23(d)	50	50,892
5.10%, 06/01/33(d)	75	72,232
		123,124
Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	25	33,222
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	30,481
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	25	23,282
New Jersey — 0.1%
New Jersey Economic Development Authority RB, Series B, 0.00%, 02/15/23 (AGM)(e)	50	42,209
New Jersey State Turnpike Authority RB BAB, 7.10%, 01/01/41	50	70,938
		113,147
New York — 0.1%
New York City Water & Sewer System RB BAB, 5.44%, 06/15/43	50	62,030
New York State Dormitory Authority RB BAB, 5.63%, 03/15/39	40	47,605
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	25	29,539
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	54,307
		193,481
Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series E, 6.27%, 02/15/50	25	31,767
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	26,954
Ohio State University (The) RB, Series A, 3.80%, 12/01/46	50	49,333
Ohio Water Development Authority Water Pollution Control Loan Fund RB BAB, Series B-2, 4.88%, 12/01/34	25	27,431
		135,485
Security	Par(000)	Value
Oregon — 0.1%
State of Oregon GO, 5.89%, 06/01/27	$ 50	$ 58,457
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB, 5.81%, 02/01/41	40	50,017
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	25	35,912
		85,929
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	25	24,731
Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	35	41,853
Total Municipal Debt Obligations — 1.0% (Cost: $1,438,962)		1,457,972
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 2.3%
Federal Home Loan Banks
1.38%, 02/18/21	150	145,470
1.88%, 11/29/21	300	292,554
5.50%, 07/15/36	25	32,822
Federal Home Loan Mortgage Corp.
1.13%, 08/12/21	150	143,190
1.25%, 10/02/19	500	492,685
1.38%, 05/01/20	100	98,031
2.38%, 01/13/22	300	297,009
6.25%, 07/15/32	150	201,813
Federal National Mortgage Association
1.25%, 08/17/21	400	383,236
1.50%, 06/22/20	200	196,138
1.75%, 09/12/19	250	248,130
1.88%, 04/05/22	100	97,117
1.88%, 09/24/26	300	274,569
5.63%, 07/15/37	86	115,157
6.25%, 05/15/29	50	64,281
6.63%, 11/15/30	100	135,419
Tennessee Valley Authority, 3.50%, 12/15/42	50	50,817
		3,268,438
U.S. Government Obligations — 53.0%
U.S. Treasury Note/Bond
0.75%, 08/15/19	1,300	1,276,038
1.00%, 10/15/19	900	883,674
1.00%, 11/30/19	250	245,039
1.13%, 12/31/19	520	510,090
1.13%, 04/30/20	250	244,031
1.13%, 07/31/21	600	573,924
1.25%, 10/31/19	3,000	2,954,666
1.38%, 09/30/19	3,000	2,962,530
1.38%, 04/30/21	1,500	1,451,639
1.38%, 06/30/23	200	187,666
1.38%, 08/31/23	150	140,389
1.50%, 10/31/19	300	296,460
1.50%, 04/15/20	1,200	1,180,187
1.50%, 03/31/23	2,000	1,895,205
1.50%, 08/15/26	200	180,746
1.63%, 07/31/19	1,600	1,587,553
1.63%, 08/15/22	450	431,967

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Obligations (continued)
1.63%, 11/15/22	$ 250	$ 239,336
1.63%, 04/30/23	250	238,054
1.63%, 02/15/26	1,500	1,377,988
1.63%, 05/15/26	850	778,391
1.75%, 11/30/19	3,000	2,973,191
1.75%, 12/31/20	700	686,984
1.75%, 02/28/22	700	678,575
1.75%, 03/31/22	500	484,339
1.75%, 04/30/22	500	483,846
1.75%, 05/15/22	600	580,469
1.75%, 09/30/22	200	192,729
1.75%, 05/15/23	750	718,203
1.88%, 12/31/19	1,400	1,389,326
1.88%, 04/30/22	750	729,338
1.88%, 07/31/22	3,000	2,910,952
1.88%, 08/31/22	1,900	1,841,967
1.88%, 09/30/22	3,000	2,906,520
2.00%, 07/31/20	700	693,473
2.00%, 11/15/21	250	245,187
2.00%, 12/31/21	1,100	1,077,495
2.00%, 11/30/22	1,500	1,459,476
2.00%, 05/31/24	200	191,915
2.00%, 02/15/25	750	714,994
2.00%, 08/15/25	700	664,510
2.00%, 11/15/26	450	422,183
2.13%, 08/31/20	600	595,632
2.13%, 01/31/21	500	495,059
2.13%, 06/30/21	250	246,860
2.13%, 12/31/21	250	245,984
2.13%, 06/30/22	1,250	1,225,731
2.25%, 03/31/21	1,500	1,489,042
2.25%, 04/30/21	1,900	1,885,316
2.25%, 10/31/24	1,000	970,514
2.25%, 11/15/24	1,000	970,234
2.25%, 12/31/24	1,100	1,066,477
2.25%, 11/15/25	850	819,224
2.25%, 02/15/27	1,200	1,146,571
2.25%, 11/15/27	1,600	1,522,750
2.25%, 08/15/46	700	602,314
2.38%, 05/15/27	1,500	1,446,446
2.50%, 08/15/23	400	396,444
2.50%, 02/15/45	800	729,153
2.50%, 05/15/46	200	181,653
2.75%, 11/15/23	500	501,450
2.75%, 08/15/42	550	529,399
2.75%, 11/15/47	1,300	1,239,720
2.88%, 08/15/45	200	196,035
2.88%, 11/15/46	850	831,850
3.00%, 11/15/44	500	502,037
3.00%, 05/15/45	500	502,038
3.00%, 11/15/45	850	853,153
3.00%, 02/15/47	200	200,622
Security	Par/Shares (000)	Value
U.S. Government Obligations (continued)
3.00%, 05/15/47	$ 600	$ 601,540
3.13%, 05/15/21	1,000	1,016,806
3.13%, 11/15/41	500	514,147
3.13%, 02/15/42	2,000	2,056,129
3.13%, 05/15/48	150	154,103
3.50%, 05/15/20	1,100	1,122,452
3.63%, 02/15/21	500	514,566
3.63%, 02/15/44	500	558,118
4.25%, 11/15/40	162	196,655
4.38%, 05/15/40	550	677,953
4.38%, 05/15/41	1,000	1,237,126
4.63%, 02/15/40	100	127,171
6.00%, 02/15/26	650	794,560
6.13%, 11/15/27	250	318,271
6.13%, 08/15/29	100	131,404
6.38%, 08/15/27	500	644,094
6.50%, 11/15/26	300	383,367
6.88%, 08/15/25	300	380,320
7.25%, 08/15/22	400	473,594
7.63%, 11/15/22	600	725,286
7.63%, 02/15/25	600	778,297
		76,478,912
Total U.S. Government & Agency Obligations — 55.3% (Cost: $81,487,986)		79,747,350

Short-Term Investments
Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(f)(h)(i)	2,066	2,066,090
Total Short-Term Investments — 1.4% (Cost: $2,066,090)		2,066,090
Total Investments in Securities — 100.0% (Cost: $147,177,108)		144,285,320
Other Assets, Less Liabilities — (0.0)%		(67,386)
Net Assets — 100.0%		$ 144,217,934

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(c)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(d)	All or a portion of this security is on loan.
(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Investments are denominated in U.S. dollars.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,512	—	(2,446) (a)	2,066	$2,066,090	$ 6,137(b)	$ —	$ —
PNC Bank N.A. 2.63%, 02/17/22	250	—	—	250	244,615	1,488	—	(340)
					$2,310,705	$ 7,625	$ —	$ (340)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$ 54,358,211	$ —	$ 54,358,211
Foreign Government Obligations	—	6,655,697	—	6,655,697
Municipal Debt Obligations	—	1,457,972	—	1,457,972
U.S. Government & Agency Obligations	—	79,747,350	—	79,747,350
Money Market Funds	2,066,090	—	—	2,066,090
	$ 2,066,090	$142,219,230	$ —	$144,285,320
Portfolio Abbreviations - Fixed Income
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
RB	Revenue Bond

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Lamar Media Corp.
5.00%, 05/01/23 (Call 07/02/18)(a)	$ 8,786	$ 8,882,646
5.38%, 01/15/24 (Call 01/15/19)	8,805	8,900,062
5.75%, 02/01/26 (Call 02/01/21)(a)	7,499	7,606,798
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 02/15/22 (Call 07/02/18)	9,282	9,398,025
5.63%, 02/15/24 (Call 02/15/19)	9,495	9,518,342
5.88%, 03/15/25 (Call 09/15/19)(a)	7,985	8,034,138
		52,340,011
Aerospace & Defense — 2.2%
Arconic Inc.
5.13%, 10/01/24 (Call 07/01/24)(a)	24,249	24,313,442
5.40%, 04/15/21 (Call 01/15/21)	22,152	22,668,879
5.87%, 02/23/22(a)	9,515	9,902,207
6.15%, 08/15/20(a)	18,554	19,335,587
Bombardier Inc.
5.75%, 03/15/22(b)	8,972	8,970,879
6.00%, 10/15/22 (Call 07/03/18)(a)(b)	20,712	20,577,927
6.13%, 01/15/23(a)(b)	21,565	21,462,566
7.50%, 12/01/24 (Call 12/01/20)(a)(b)	17,929	18,673,875
7.50%, 03/15/25 (Call 03/15/20)(a)(b)	27,185	28,102,494
7.75%, 03/15/20(a)(b)	12,629	13,449,885
8.75%, 12/01/21(a)(b)	25,550	28,344,743
KLX Inc., 5.88%, 12/01/22 (Call 07/02/18)(a)(b)	21,096	21,963,046
TransDigm Inc.
5.50%, 10/15/20 (Call 07/02/18)(a)	11,178	11,219,917
6.00%, 07/15/22 (Call 07/02/18)(a)	23,665	23,990,394
6.38%, 06/15/26 (Call 06/15/21)(a)	16,563	16,666,519
6.50%, 07/15/24 (Call 07/15/19)(a)	22,095	22,536,900
6.50%, 05/15/25 (Call 05/15/20)(a)	12,804	12,993,499
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(a)(b)	2,818	2,866,728
Triumph Group Inc., 7.75%, 08/15/25 (Call 08/15/20)(a)	8,568	8,633,688
		336,673,175
Airlines — 0.2%
Air Canada, 7.75%, 04/15/21(b)	9,058	9,736,185
American Airlines Group Inc.
4.63%, 03/01/20(a)(b)	9,678	9,704,131
5.50%, 10/01/19(b)	10,669	10,847,172
United Continental Holdings Inc., 4.25%, 10/01/22(a)	6,913	6,675,254
		36,962,742
Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	13,921	13,583,416
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	16,638	16,039,804
		29,623,220
Auto Manufacturers — 0.9%
Fiat Chrysler Automobiles NV
4.50%, 04/15/20(a)	26,858	27,000,347
5.25%, 04/15/23(a)	27,065	27,267,987
Jaguar Land Rover Automotive PLC
3.50%, 03/15/20 (Call 12/15/19)(a)(b)	8,196	8,131,457
4.25%, 11/15/19(a)(b)	6,788	6,812,607
4.50%, 10/01/27 (Call 07/01/27)(b)	7,857	6,943,624
5.63%, 02/01/23 (Call 07/02/18)(a)(b)	7,139	7,210,390
Security	Par(000)	Value
Auto Manufacturers (continued)
Navistar International Corp., 6.63%, 11/01/25 (Call 11/01/20)(a)(b)	$ 20,349	$ 21,086,651
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)(b)	30,341	26,356,981
		130,810,044
Auto Parts & Equiptment — 0.8%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	7,243	6,781,259
5.00%, 10/01/24 (Call 10/01/19)(a)(b)	19,341	19,124,365
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 04/01/20)(a)	12,696	12,565,667
6.25%, 03/15/26 (Call 03/15/21)(a)	7,211	7,012,698
6.50%, 04/01/27 (Call 04/01/22)(a)	8,765	8,563,679
6.63%, 10/15/22 (Call 07/02/18)(a)	7,985	8,220,352
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/20)(a)(b)	8,263	8,221,685
Dana Inc., 5.50%, 12/15/24 (Call 12/15/19)(a)	7,478	7,537,059
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(a)	12,256	11,352,120
5.00%, 05/31/26 (Call 05/31/21)(a)	15,831	14,999,872
5.13%, 11/15/23 (Call 11/15/18)(a)	17,470	17,382,650
ZF North America Capital Inc., 4.75%, 04/29/25(b)	1,257	1,263,662
		123,025,068
Banks — 2.0%
BPCE SA, 12.50%, (Call 09/30/19)(a)(b)(c)(d)(e)	8,496	9,367,076
CIT Group Inc.
3.88%, 02/19/19(a)	3,263	3,274,734
4.13%, 03/09/21 (Call 02/09/21)(a)	5,308	5,301,365
5.00%, 08/15/22	19,968	20,392,320
5.00%, 08/01/23(a)	13,511	13,646,110
5.25%, 03/07/25 (Call 12/07/24)(a)	9,125	9,243,922
5.38%, 05/15/20	6,878	7,092,422
6.13%, 03/09/28	7,104	7,274,414
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(d)(e)	25,176	22,737,850
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(a)(d)(e)	19,019	16,221,387
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(a)(c)(d)(e)	11,066	10,817,015
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)(b)	7,379	7,360,626
8.25%, 04/15/25 (Call 04/15/21)(a)(b)	12,214	12,183,465
Royal Bank of Scotland Group PLC
5.13%, 05/28/24(a)	41,984	42,694,294
6.00%, 12/19/23(a)	37,222	39,432,518
6.10%, 06/10/23(a)	18,619	19,762,169
6.13%, 12/15/22(a)	38,802	41,028,028
UniCredit SpA, 5.86%, 06/19/32 (Call 06/19/27)(b)(d)(e)	16,891	15,426,044
		303,255,759
Building Materials — 0.6%
Griffon Corp., 5.25%, 03/01/22 (Call 07/02/18)(a)	21,693	20,987,978
Standard Industries Inc./NJ
4.75%, 01/15/28 (Call 01/15/23)(b)	21,342	19,536,823
5.00%, 02/15/27 (Call 02/15/22)(b)	8,318	7,818,920
5.38%, 11/15/24 (Call 11/15/19)(a)(b)	18,115	17,785,238
5.50%, 02/15/23 (Call 02/15/19)(a)(b)	8,884	9,072,785
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	18,268	18,450,680
		93,652,424
Chemicals — 2.0%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(a)	20,679	20,730,697

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Chemicals (continued)
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)(a)	$ 10,721	$ 12,288,946
10.00%, 10/15/25 (Call 10/15/20)(a)	8,186	9,557,155
CF Industries Inc.
3.45%, 06/01/23(a)	12,979	12,265,155
7.13%, 05/01/20	11,476	12,214,825
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)(a)	9,932	9,649,280
6.63%, 05/15/23 (Call 07/02/18)	18,973	19,897,934
7.00%, 05/15/25 (Call 05/15/20)(a)	13,439	14,396,529
Hexion Inc.
6.63%, 04/15/20 (Call 07/02/18)	27,523	25,974,831
10.38%, 02/01/22 (Call 02/01/19)(b)	10,630	10,430,688
Hexion Inc./Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20 (Call 07/02/18)(a)	10,904	9,077,580
Huntsman International LLC
4.88%, 11/15/20 (Call 08/15/20)	14,802	15,110,375
5.13%, 11/15/22 (Call 08/15/22)	7,343	7,563,290
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	16,877	16,138,631
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	9,431	8,957,337
5.25%, 08/01/23 (Call 08/01/18)(a)(b)	8,737	8,671,473
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	18,243	17,285,243
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(a)	9,892	9,298,480
5.13%, 09/15/27 (Call 03/15/22)	8,874	8,614,280
Platform Specialty Products Corp.
5.88%, 12/01/25 (Call 12/01/20)(a)(b)	13,788	13,288,185
6.50%, 02/01/22 (Call 07/02/18)(a)(b)	20,727	21,232,842
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)(b)	7,545	7,318,650
Tronox Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)(b)	10,689	10,542,026
WR Grace & Co.-Conn, 5.13%, 10/01/21(a)(b)	13,640	14,049,200
		314,553,632
Coal — 0.1%
Murray Energy Corp., 11.25%, 04/15/21 (Call 07/02/18)(b)	15,417	6,491,658
Peabody Energy Corp.
6.00%, 03/31/22 (Call 03/31/19)(b)	8,376	8,559,225
6.38%, 03/31/25 (Call 03/31/20)(a)(b)	7,072	7,363,720
		22,414,603
Commercial Services — 3.3%
ADT Corp. (The)
3.50%, 07/15/22	16,746	15,427,252
4.13%, 06/15/23	13,609	12,435,224
6.25%, 10/15/21(a)	15,966	16,444,980
APX Group Inc.
7.63%, 09/01/23 (Call 09/01/19)(a)	7,627	6,711,760
7.88%, 12/01/22 (Call 12/01/18)	18,524	18,292,450
8.75%, 12/01/20 (Call 07/02/18)(a)	14,407	13,758,685
Ashtead Capital Inc.
4.13%, 08/15/25 (Call 08/15/20)(a)(b)	10,855	10,190,131
4.38%, 08/15/27 (Call 08/15/22)(a)(b)	9,949	9,182,098
5.63%, 10/01/24 (Call 10/01/19)(a)(b)	7,478	7,683,645
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.13%, 06/01/22 (Call 07/02/18)(a)(b)	4,977	4,879,700
5.50%, 04/01/23 (Call 07/02/18)(a)	13,064	12,568,656
Security	Par(000)	Value
Commercial Services (continued)
Hertz Corp. (The)
5.50%, 10/15/24 (Call 10/15/19)(a)(b)	$ 13,816	$ 11,035,530
5.88%, 10/15/20 (Call 07/02/18)(a)	11,655	11,249,406
6.25%, 10/15/22 (Call 07/02/18)(a)	9,192	8,247,968
7.38%, 01/15/21 (Call 07/02/18)(a)	8,462	8,243,399
7.63%, 06/01/22 (Call 06/01/19)(a)(b)	21,534	20,988,921
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 08/01/18)(a)(b)	22,154	22,215,619
Nielsen Co. Luxembourg SARL (The)
5.00%, 02/01/25 (Call 02/01/20)(a)(b)	10,277	9,917,305
5.50%, 10/01/21 (Call 07/02/18)(a)(b)	13,177	13,262,650
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 10/01/20 (Call 07/02/18)(a)	15,955	15,974,944
5.00%, 04/15/22 (Call 07/02/18)(a)(b)	39,649	39,302,071
Prime Security Services Borrower LLC/Prime Finance Inc., 9.25%, 05/15/23 (Call 05/15/19)(a)(b)	46,999	49,733,364
RR Donnelley & Sons Co., 7.88%, 03/15/21	8,245	8,492,350
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(a)	11,179	10,703,893
5.38%, 01/15/22 (Call 07/02/18)(a)	5,134	5,195,608
5.38%, 05/15/24 (Call 05/15/19)(a)	14,528	14,673,280
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 11/15/19)(a)(b)	12,325	11,924,437
United Rentals North America Inc.
4.63%, 07/15/23 (Call 07/15/18)(a)	15,334	15,453,797
4.63%, 10/15/25 (Call 10/15/20)(a)	14,003	13,530,399
4.88%, 01/15/28 (Call 01/15/23)(a)	29,848	27,992,947
5.50%, 07/15/25 (Call 07/15/20)(a)	13,732	13,903,650
5.50%, 05/15/27 (Call 05/15/22)	18,233	18,062,066
5.75%, 11/15/24 (Call 05/15/19)(a)	13,160	13,554,800
5.88%, 09/15/26 (Call 09/15/21)(a)	17,576	17,911,042
		509,144,027
Computers — 1.8%
Dell Inc.
4.63%, 04/01/21(a)	4,632	4,703,796
5.88%, 06/15/19(a)	7,293	7,493,193
Dell International LLC/EMC Corp.
5.88%, 06/15/21 (Call 06/18/18)(a)(b)	28,348	29,092,135
7.13%, 06/15/24 (Call 06/15/19)(a)(b)	30,319	32,471,489
EMC Corp.
2.65%, 06/01/20	33,076	32,290,445
3.38%, 06/01/23 (Call 03/01/23)(a)	19,333	18,076,355
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	18,507	18,946,541
Harland Clarke Holdings Corp.
8.38%, 08/15/22 (Call 02/15/19)(a)(b)	16,820	16,904,100
9.25%, 03/01/21 (Call 07/02/18)(a)(b)	11,580	11,522,100
Leidos Holdings Inc., 4.45%, 12/01/20 (Call 09/01/20)(a)	8,890	9,001,125
NCR Corp.
4.63%, 02/15/21 (Call 07/02/18)(a)	10,390	10,286,100
5.00%, 07/15/22 (Call 07/02/18)(a)	9,510	9,378,515
5.88%, 12/15/21 (Call 07/02/18)(a)	8,095	8,205,082
6.38%, 12/15/23 (Call 12/15/18)(a)	12,646	13,029,348
West Corp., 8.50%, 10/15/25 (Call 10/15/20)(b)	20,387	18,863,072
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(a)	42,539	41,847,741
		282,111,137

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Cosmetics & Personal Care — 0.4%
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/15/19)(a)(b)	$ 8,948	$ 8,970,370
Avon Products Inc.
6.60%, 03/15/20(a)	7,853	7,853,000
7.00%, 03/15/23(a)	9,016	7,595,980
Edgewell Personal Care Co.
4.70%, 05/19/21(a)	8,258	8,237,768
4.70%, 05/24/22(a)	8,621	8,430,228
First Quality Finance Co. Inc.
4.63%, 05/15/21 (Call 07/02/18)(a)(b)	10,771	10,582,507
5.00%, 07/01/25 (Call 07/01/20)(a)(b)	7,271	6,816,563
		58,486,416
Distribution & Wholesale — 0.1%
HD Supply Inc., 5.75%, 04/15/24 (Call 04/15/19)(a)(b)	18,758	19,719,347
Diversified Financial Services — 4.2%
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)(a)	9,771	9,526,725
5.00%, 04/01/23(a)	9,760	9,955,200
5.13%, 03/15/21(a)	8,118	8,320,950
5.50%, 02/15/22	7,154	7,440,160
6.25%, 12/01/19(a)	9,304	9,652,900
Ally Financial Inc.
3.75%, 11/18/19(a)	12,889	12,856,778
4.13%, 03/30/20(a)	13,450	13,500,572
4.13%, 02/13/22(a)	11,650	11,606,313
4.25%, 04/15/21(a)	7,685	7,742,638
4.63%, 05/19/22(a)	6,968	7,004,234
4.63%, 03/30/25(a)	9,818	9,701,411
5.13%, 09/30/24(a)	11,410	11,695,250
5.75%, 11/20/25 (Call 10/20/25)(a)	19,636	20,081,344
7.50%, 09/15/20(a)	8,369	8,996,759
8.00%, 12/31/18(a)	9	9,236
8.00%, 03/15/20(a)	17,725	19,002,676
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.88%, 02/01/22 (Call 07/02/18)	22,797	22,996,474
6.00%, 08/01/20 (Call 07/02/18)(a)	26,196	26,667,528
6.25%, 02/01/22 (Call 02/01/19)(a)	20,802	21,296,047
6.38%, 12/15/25 (Call 12/15/20)	14,322	14,304,097
6.75%, 02/01/24 (Call 02/01/20)(a)	7,859	8,035,828
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.88%, 04/15/22 (Call 07/02/18)(a)(b)	6,081	6,045,528
7.25%, 08/15/24 (Call 08/15/20)(a)(b)	6,423	6,328,949
7.38%, 04/01/20 (Call 07/02/18)(a)(b)	9,755	9,852,550
7.50%, 04/15/21 (Call 07/02/18)(a)(b)	6,377	6,444,756
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 03/15/22 (Call 09/15/21)(a)(b)	7,909	7,956,059
5.25%, 10/01/25 (Call 10/01/20)(a)(b)	6,113	5,715,655
Nationstar Mortgage LLC/Nationstar Capital Corp.
6.50%, 07/01/21 (Call 07/02/18)(a)	9,462	9,563,792
7.88%, 10/01/20 (Call 07/02/18)	5,691	5,767,219
Navient Corp.
4.88%, 06/17/19(a)	12,293	12,425,150
5.00%, 10/26/20(a)	9,291	9,336,460
5.50%, 01/25/23(a)	18,669	18,365,629
5.88%, 03/25/21(a)	12,251	12,541,961
5.88%, 10/25/24(a)	9,089	8,948,746
6.13%, 03/25/24(a)	15,405	15,443,512
6.50%, 06/15/22	16,747	17,291,277
Security	Par(000)	Value
Diversified Financial Services (continued)
6.63%, 07/26/21(a)	$ 13,809	$ 14,326,837
6.75%, 06/25/25(a)	8,022	8,163,251
7.25%, 01/25/22(a)	11,024	11,649,110
7.25%, 09/25/23(a)	9,701	10,210,303
8.00%, 03/25/20(a)	26,599	28,288,036
Quicken Loans Inc.
5.25%, 01/15/28 (Call 01/15/23)(a)(b)	18,411	16,846,065
5.75%, 05/01/25 (Call 05/01/20)(a)(b)	21,717	21,204,616
Springleaf Finance Corp.
5.25%, 12/15/19(a)	12,147	12,389,940
5.63%, 03/15/23(a)	15,439	15,226,714
6.13%, 05/15/22(a)	18,533	18,996,325
6.88%, 03/15/25(a)	24,963	24,838,290
7.13%, 03/15/26(a)	15,515	15,513,293
7.75%, 10/01/21(a)	11,825	12,789,506
8.25%, 12/15/20(a)	17,745	19,386,412
		642,249,061
Electric — 2.7%
AES Corp./VA
4.00%, 03/15/21(a)	8,648	8,651,459
4.50%, 03/15/23 (Call 03/15/20)(a)	8,764	8,750,416
4.88%, 05/15/23 (Call 07/02/18)(a)	13,359	13,442,494
5.13%, 09/01/27 (Call 09/01/22)(a)	8,683	8,563,609
5.50%, 04/15/25 (Call 04/15/20)(a)	7,816	7,905,432
6.00%, 05/15/26 (Call 05/15/21)(a)	9,693	10,032,255
Calpine Corp.
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	20,696	19,557,720
5.38%, 01/15/23 (Call 10/15/18)(a)	21,926	20,894,717
5.50%, 02/01/24 (Call 02/01/19)(a)	12,266	11,162,060
5.75%, 01/15/25 (Call 10/15/19)(a)	28,554	25,984,140
5.88%, 01/15/24 (Call 11/01/18)(a)(b)	8,237	8,247,296
6.00%, 01/15/22 (Call 07/02/18)(a)(b)	11,956	12,129,960
DPL Inc., 7.25%, 10/15/21 (Call 07/15/21)(a)	10,050	10,954,500
IPALCO Enterprises Inc.
3.45%, 07/15/20 (Call 06/15/20)(a)	1,420	1,405,800
3.70%, 09/01/24 (Call 07/01/24)	3,221	3,124,967
NextEra Energy Operating Partners LP
4.25%, 09/15/24 (Call 07/15/24)(a)(b)	10,444	10,008,381
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	8,675	8,050,469
NRG Energy Inc.
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	15,946	15,758,574
6.25%, 07/15/22 (Call 07/15/18)(a)	19,845	20,417,528
6.25%, 05/01/24 (Call 05/01/19)	14,983	15,462,102
6.63%, 01/15/27 (Call 07/15/21)(a)	21,539	22,265,941
7.25%, 05/15/26 (Call 05/15/21)(a)	17,958	19,259,955
Talen Energy Supply LLC
4.60%, 12/15/21 (Call 09/15/21)	11,566	10,219,387
6.50%, 06/01/25 (Call 06/01/20)(a)	9,499	7,358,875
9.50%, 07/15/22 (Call 07/15/20)(a)(b)	9,363	9,401,720
10.50%, 01/15/26 (Call 01/15/22)(a)(b)	9,510	8,797,965
Vistra Energy Corp.
5.88%, 06/01/23 (Call 07/02/18)(a)	8,505	8,728,256
7.38%, 11/01/22 (Call 11/01/18)	31,388	32,969,955
7.63%, 11/01/24 (Call 11/01/19)	21,955	23,574,181
8.00%, 01/15/25 (Call 01/15/20)(b)	13,598	14,744,108
8.13%, 01/30/26 (Call 07/30/20)(a)(b)	15,331	16,825,773
		414,649,995

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.25%, 01/31/23 (Call 10/31/22)(a)(b)	$ 9,153	$ 8,816,045
5.00%, 01/31/28 (Call 07/31/27)(a)(b)	12,039	11,346,758
		20,162,803
Engineering & Construction — 0.3%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(a)	18,874	17,331,994
5.88%, 10/15/24 (Call 07/15/24)(a)	13,221	13,485,420
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/20)(a)(b)	17,005	17,345,100
		48,162,514
Entertainment — 2.1%
AMC Entertainment Holdings Inc.
5.75%, 06/15/25 (Call 06/15/20)(a)	9,684	9,466,110
5.88%, 11/15/26 (Call 11/15/21)(a)	9,140	8,900,075
6.13%, 05/15/27 (Call 05/15/22)(a)	9,539	9,200,365
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)(b)	32,947	31,464,385
Cinemark USA Inc.
4.88%, 06/01/23 (Call 07/02/18)(a)	12,384	11,969,136
5.13%, 12/15/22 (Call 07/02/18)(a)	9,086	9,154,145
Eldorado Resorts Inc., 6.00%, 04/01/25 (Call 04/01/20)(a)	18,111	18,043,084
GLP Capital LP / GLP Financing II Inc.
5.25%, 06/01/25	9,001	8,999,920
5.75%, 06/01/28	9,000	9,040,230
GLP Capital LP/GLP Financing II Inc.
4.38%, 04/15/21(a)	6,046	6,066,347
4.88%, 11/01/20 (Call 08/01/20)(a)	18,345	18,620,175
5.38%, 11/01/23 (Call 08/01/23)	10,094	10,396,820
5.38%, 04/15/26(a)	19,196	19,032,763
International Game Technology PLC
5.63%, 02/15/20 (Call 11/15/19)(a)(b)	9,816	10,003,117
6.25%, 02/15/22 (Call 08/15/21)(a)(b)	27,761	28,570,275
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	19,719	20,138,029
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	24,001	23,160,965
10.00%, 12/01/22 (Call 12/01/18)(a)	34,766	37,286,883
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 07/31/19)(b)	17,457	16,846,005
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	8,531	8,293,838
		314,652,667
Environmental Control — 0.3%
Clean Harbors Inc.
5.13%, 06/01/21 (Call 07/02/18)(a)	14,497	14,587,606
5.25%, 08/01/20 (Call 07/02/18)(a)	5,730	5,730,000
Covanta Holding Corp.
5.88%, 03/01/24 (Call 03/01/19)(a)	6,468	6,354,810
5.88%, 07/01/25 (Call 07/01/20)	8,158	7,844,325
6.38%, 10/01/22 (Call 07/02/18)(a)	4,460	4,543,625
GFL Environmental Inc., 5.38%, 03/01/23 (Call 03/01/20)(a)(b)	5,972	5,613,680
Hulk Finance Corp., 7.00%, 06/01/26 (Call 06/01/21)(a)(b)	4,375	4,243,750
		48,917,796
Security	Par(000)	Value
Food — 1.6%
Albertsons Companies LLC/Safeway Inc./New Albertson's Inc./Albertson's LLC
5.75%, 03/15/25 (Call 09/15/19)(a)	$ 21,808	$ 19,153,849
6.63%, 06/15/24 (Call 06/15/19)(a)	22,773	21,470,384
B&G Foods Inc.
4.63%, 06/01/21 (Call 07/02/18)(a)	12,279	12,116,303
5.25%, 04/01/25 (Call 04/01/20)(a)	19,092	17,970,345
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	14,958	14,668,196
4.88%, 11/01/26 (Call 11/01/21)(a)(b)	14,217	14,003,745
Pilgrim's Pride Corp.
5.75%, 03/15/25 (Call 03/15/20)(b)	19,403	18,772,403
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	14,742	13,820,625
Post Holdings Inc.
5.00%, 08/15/26 (Call 08/15/21)(a)(b)	32,400	30,375,000
5.50%, 03/01/25 (Call 03/01/20)(a)(b)	20,077	19,775,845
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	17,252	16,282,764
5.75%, 03/01/27 (Call 03/01/22)(a)(b)	25,538	24,646,016
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 07/02/18)	5,106	5,080,470
6.00%, 02/15/24 (Call 02/15/19)(a)(b)	12,950	13,257,563
		241,393,508
Food Service — 0.4%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)(a)	10,327	9,978,386
5.00%, 04/01/25 (Call 04/01/20)(b)	9,016	9,014,592
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	20,321	19,584,364
5.13%, 01/15/24 (Call 01/15/19)	15,107	15,360,042
		53,937,384
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(a)	11,998	11,633,061
5.63%, 05/20/24 (Call 03/20/24)(a)	11,644	11,536,060
5.75%, 05/20/27 (Call 02/20/27)(a)	10,471	9,889,990
5.88%, 08/20/26 (Call 05/20/26)(a)	11,917	11,580,931
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 03/01/20)(a)	6,796	6,539,111
7.50%, 11/01/23 (Call 11/01/19)	10,757	10,972,140
		62,151,293
Health Care - Products — 1.4%
Avantor Inc.
6.00%, 10/01/24 (Call 10/01/20)(a)(b)	26,831	26,696,845
9.00%, 10/01/25 (Call 10/01/20)(a)(b)	34,981	36,117,882
DJO Finance LLC/DJO Finance Corp., 8.13%, 06/15/21 (Call 07/02/18)(a)(b)	16,537	16,607,878
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)(b)	15,412	14,708,828
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	7,309	6,897,869
Kinetic Concepts Inc./KCI USA Inc.
7.88%, 02/15/21 (Call 06/18/18)(a)(b)	10,692	10,947,980
12.50%, 11/01/21 (Call 05/01/19)(a)(b)	6,516	7,205,998
Mallinckrodt International Finance SA, 4.75%, 04/15/23(a)	9,329	7,556,490
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
4.88%, 04/15/20 (Call 07/02/18)(a)(b)	12,842	12,354,004
5.50%, 04/15/25 (Call 04/15/20)(a)(b)	13,269	10,623,383
5.63%, 10/15/23 (Call 10/15/18)(a)(b)	12,207	10,131,810
5.75%, 08/01/22 (Call 07/02/18)(a)(b)	17,203	15,009,618

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Products (continued)
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22 (Call 07/02/18)(a)(b)	$ 24,814	$ 24,472,807
Teleflex Inc., 4.63%, 11/15/27 (Call 11/15/22)(a)	9,561	9,025,994
		208,357,386
Health Care - Services — 7.5%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 07/02/18)(a)	11,831	11,953,563
Centene Corp.
4.75%, 05/15/22 (Call 05/15/19)	15,356	15,547,950
4.75%, 01/15/25 (Call 01/15/20)(a)	21,684	21,548,475
5.63%, 02/15/21 (Call 07/02/18)(a)	20,320	20,862,747
6.13%, 02/15/24 (Call 02/15/19)(a)	17,950	18,837,525
Centene Escrow I Corp., 5.38%, 06/01/26 (Call 06/01/21)(a)(b)	22,113	22,349,609
CHS/Community Health Systems Inc.
5.13%, 08/01/21 (Call 07/02/18)(a)	18,114	17,049,803
6.25%, 03/31/23 (Call 03/31/20)	59,072	55,053,875
6.88%, 02/01/22 (Call 07/02/18)(a)	44,393	23,260,081
7.13%, 07/15/20 (Call 07/02/18)(a)	21,364	17,945,760
8.00%, 11/15/19 (Call 07/02/18)(a)	33,167	32,171,990
DaVita Inc.
5.00%, 05/01/25 (Call 05/01/20)(a)	27,430	26,077,701
5.13%, 07/15/24 (Call 07/15/19)(a)	31,424	30,537,102
5.75%, 08/15/22 (Call 07/02/18)(a)	20,168	20,596,570
Encompass Health Corp., 5.75%, 11/01/24 (Call 07/02/18)(a)	22,323	22,657,845
Envision Healthcare Corp.
5.13%, 07/01/22 (Call 06/11/18)(a)(b)	12,647	12,695,266
5.63%, 07/15/22 (Call 07/02/18)(a)	21,613	22,018,244
6.25%, 12/01/24 (Call 12/01/19)(a)(b)	10,842	11,452,586
HCA Healthcare Inc., 6.25%, 02/15/21(a)	16,352	17,128,720
HCA Inc.
3.75%, 03/15/19(a)	4,695	4,718,475
4.25%, 10/15/19(a)	7,898	7,964,860
4.50%, 02/15/27 (Call 08/15/26)(a)	20,610	19,553,737
4.75%, 05/01/23(a)	23,513	23,659,956
5.00%, 03/15/24(a)	32,975	33,212,420
5.25%, 04/15/25(a)	22,058	22,251,007
5.25%, 06/15/26 (Call 12/15/25)(a)	27,935	27,832,571
5.38%, 02/01/25(a)	46,525	45,802,467
5.88%, 03/15/22(a)	23,504	24,708,580
5.88%, 05/01/23(a)	21,195	22,062,670
5.88%, 02/15/26 (Call 08/15/25)(a)	27,320	27,525,173
6.50%, 02/15/20(a)	49,852	52,142,699
7.50%, 02/15/22(a)	34,996	38,183,110
Kindred Healthcare Inc.
6.38%, 04/15/22 (Call 07/02/18)(a)	9,145	9,403,255
8.00%, 01/15/20	13,107	13,955,678
8.75%, 01/15/23 (Call 07/02/18)(a)	11,023	11,725,375
LifePoint Health Inc.
5.38%, 05/01/24 (Call 05/01/19)(a)	9,597	9,256,440
5.50%, 12/01/21 (Call 07/02/18)(a)	19,566	19,644,264
5.88%, 12/01/23 (Call 12/01/18)(a)	8,834	8,834,000
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 08/15/22)(a)	11,605	11,616,518
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/19)(a)(b)	29,823	30,829,526
Security	Par(000)	Value
Health Care - Services (continued)
Tenet Healthcare Corp.
4.38%, 10/01/21(a)	$ 19,546	$ 19,350,540
4.50%, 04/01/21(a)	14,769	14,676,694
4.63%, 07/15/24 (Call 07/15/20)(b)	34,230	32,876,847
4.75%, 06/01/20(a)	10,803	10,884,023
5.13%, 05/01/25 (Call 05/01/20)(a)(b)	23,095	22,402,150
6.00%, 10/01/20(a)	27,460	28,263,205
6.75%, 06/15/23(a)	33,610	33,441,950
7.00%, 08/01/25 (Call 08/01/20)(a)(b)	9,848	9,795,683
7.50%, 01/01/22 (Call 01/01/19)(a)(b)	14,752	15,494,763
8.13%, 04/01/22(a)	49,849	52,216,827
WellCare Health Plans Inc., 5.25%, 04/01/25 (Call 04/01/20)(a)	22,254	22,198,365
		1,146,229,240
Home Builders — 1.6%
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(a)	6,766	6,021,740
8.75%, 03/15/22 (Call 03/15/19)(a)	8,459	9,072,278
Brookfield Residential Properties Inc., 6.50%, 12/15/20 (Call 07/03/18)(a)(b)	10,343	10,498,145
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (Call 07/03/18)(a)(b)	7,195	7,267,670
K Hovnanian Enterprises Inc.
10.00%, 07/15/22 (Call 07/15/19)(b)	7,145	7,591,563
10.50%, 07/15/24 (Call 07/15/20)(a)(b)	6,554	6,794,654
KB Home
4.75%, 05/15/19 (Call 02/15/19)(a)	4,343	4,359,313
7.00%, 12/15/21 (Call 09/15/21)(a)	8,904	9,404,850
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)(a)	9,474	9,360,501
4.50%, 06/15/19 (Call 04/16/19)(a)	5,715	5,757,863
4.50%, 11/15/19 (Call 08/15/19)(a)	7,133	7,208,788
4.50%, 04/30/24 (Call 01/31/24)(a)	10,459	10,153,074
4.75%, 04/01/21 (Call 02/01/21)(a)	10,243	10,345,430
4.75%, 11/15/22 (Call 08/15/22)(a)	10,490	10,463,775
4.75%, 05/30/25 (Call 02/28/25)(a)	8,547	8,290,590
4.75%, 11/29/27 (Call 05/29/27)(b)	15,740	14,756,250
4.88%, 12/15/23 (Call 09/15/23)(a)	7,918	7,927,898
5.25%, 06/01/26 (Call 12/01/25)(b)	662	648,760
5.88%, 11/15/24 (Call 05/15/24)(a)(b)	7,007	7,200,463
8.38%, 01/15/21(a)(b)	1,908	2,097,049
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)(a)	13,189	13,213,729
5.00%, 01/15/27 (Call 10/15/26)(a)	12,639	12,070,245
5.50%, 03/01/26 (Call 12/01/25)(a)	12,547	12,468,581
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.25%, 04/15/21 (Call 07/02/18)(a)(b)	10,198	10,222,042
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)(a)	7,304	6,580,904
4.38%, 04/15/23 (Call 01/15/23)(a)	6,136	6,043,960
4.88%, 03/15/27 (Call 12/15/26)(a)	6,555	6,227,250
5.88%, 02/15/22 (Call 11/15/21)(a)	6,941	7,225,147
TRI Pointe Group Inc./TRI Pointe Homes Inc.
4.38%, 06/15/19(a)	5,777	5,784,221
5.88%, 06/15/24(a)	7,273	7,245,726
William Lyon Homes Inc., 5.88%, 01/31/25 (Call 01/31/20)(a)	7,547	7,196,065
		249,498,524

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)(a)	$ 10,147	$ 9,855,274
5.63%, 10/15/23 (Call 10/15/18)	7,339	7,419,729
		17,275,003
Household Products & Wares — 0.3%
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/15/18)(a)(b)	16,187	14,871,806
Prestige Brands Inc.
5.38%, 12/15/21 (Call 07/02/18)(a)(b)	1,228	1,223,805
6.38%, 03/01/24 (Call 03/01/19)(a)(b)	10,586	10,480,140
Spectrum Brands Inc.
5.75%, 07/15/25 (Call 07/15/20)(a)	16,840	16,671,600
6.63%, 11/15/22 (Call 07/02/18)(a)	7,188	7,439,580
		50,686,931
Insurance — 0.5%
Genworth Holdings Inc.
4.80%, 02/15/24(a)	7,183	5,970,053
4.90%, 08/15/23	7,084	5,942,510
7.63%, 09/24/21	11,418	11,275,275
7.70%, 06/15/20	6,787	6,833,236
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(b)	23,497	23,379,515
Radian Group Inc., 4.50%, 10/01/24 (Call 07/01/24)(a)	8,048	7,615,420
Voya Financial Inc., 5.65%, 05/15/53 (Call 05/15/23)(a)(d)(e)	14,006	14,137,306
		75,153,315
Internet — 1.7%
Netflix Inc.
4.38%, 11/15/26(a)	17,561	16,573,194
4.88%, 04/15/28(a)(b)	28,590	26,838,862
5.38%, 02/01/21(a)	10,071	10,373,130
5.50%, 02/15/22(a)	14,397	14,852,620
5.75%, 03/01/24(a)	9,019	9,278,747
5.88%, 02/15/25	14,610	15,031,499
5.88%, 11/15/28(a)(b)	31,730	32,017,156
Symantec Corp.
3.95%, 06/15/22 (Call 03/15/22)(a)	5,444	5,283,291
4.20%, 09/15/20(a)	10,051	10,065,290
5.00%, 04/15/25 (Call 04/15/20)(a)(b)	21,614	21,046,633
VeriSign Inc.
4.63%, 05/01/23 (Call 07/02/18)(a)	14,118	14,157,796
4.75%, 07/15/27 (Call 07/15/22)(a)	11,776	11,393,280
5.25%, 04/01/25 (Call 01/01/25)(a)	7,903	8,066,592
Zayo Group LLC/Zayo Capital Inc.
5.75%, 01/15/27 (Call 01/15/22)(b)	30,356	29,369,430
6.00%, 04/01/23 (Call 07/02/18)(a)	23,058	23,375,047
6.38%, 05/15/25 (Call 05/15/20)(a)	17,012	17,245,915
		264,968,482
Iron & Steel — 1.1%
AK Steel Corp.
7.00%, 03/15/27 (Call 03/15/22)(a)	7,147	6,786,077
7.63%, 10/01/21 (Call 07/02/18)(a)	7,257	7,420,283
Allegheny Technologies Inc.
5.95%, 01/15/21 (Call 10/15/20)(a)	7,162	7,270,261
7.88%, 08/15/23 (Call 05/15/23)(a)	8,774	9,561,028
ArcelorMittal
5.50%, 08/05/20(a)	10,581	10,951,335
5.75%, 03/01/21	11,369	11,833,234
Security	Par(000)	Value
Iron & Steel (continued)
6.13%, 06/01/25(a)	$ 9,525	$ 10,239,375
6.50%, 02/25/22	11,904	12,767,040
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)(b)	7,746	7,567,687
5.75%, 03/01/25 (Call 03/01/20)(a)	17,717	16,958,712
Steel Dynamics Inc.
5.00%, 12/15/26 (Call 12/15/21)(a)	7,177	7,081,044
5.13%, 10/01/21 (Call 07/02/18)(a)	12,424	12,626,511
5.25%, 04/15/23 (Call 07/02/18)	5,409	5,496,896
5.50%, 10/01/24 (Call 10/01/19)(a)	7,400	7,552,847
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)	10,264	10,190,148
6.88%, 08/15/25 (Call 08/15/20)	13,863	14,244,232
7.38%, 04/01/20(a)	7,670	8,120,612
		166,667,322
Leisure Time — 0.3%
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/18)(a)(b)	9,803	9,852,505
5.38%, 04/15/23 (Call 07/02/18)(a)(b)	8,594	8,681,659
Viking Cruises Ltd., 5.88%, 09/15/27 (Call 09/15/22)(a)(b)	13,913	12,995,298
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	14,534	13,687,453
		45,216,915
Lodging — 1.9%
Boyd Gaming Corp.
6.38%, 04/01/26 (Call 04/01/21)(a)	13,308	13,624,065
6.88%, 05/15/23 (Call 06/18/18)(a)	10,425	10,960,845
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/19)(b)	8,629	9,249,727
10.75%, 09/01/24 (Call 09/01/19)(b)	12,169	13,385,900
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/19)(a)	18,442	17,508,798
5.13%, 05/01/26 (Call 05/01/21)(a)(b)	26,584	25,952,630
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/20)(a)	14,799	14,318,033
4.88%, 04/01/27 (Call 04/01/22)(a)	10,693	10,225,894
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (Call 11/15/18)(a)(b)	15,116	15,569,480
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	8,846	8,182,550
5.25%, 03/31/20(a)	8,781	8,967,596
6.00%, 03/15/23(a)	24,652	25,545,635
6.63%, 12/15/21(a)	20,448	21,674,880
6.75%, 10/01/20(a)	17,500	18,463,375
7.75%, 03/15/22	16,857	18,500,558
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)(b)	9,202	9,184,240
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)(b)	9,468	9,065,610
5.25%, 05/15/27 (Call 02/15/27)(b)	14,406	13,721,715
5.50%, 03/01/25 (Call 12/01/24)(b)	33,633	32,984,364
		297,085,895
Machinery — 0.3%
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 03/15/24 (Call 03/15/20)(a)(b)	20,030	21,371,409
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)(a)	6,898	6,532,564
4.50%, 08/15/23	8,212	8,369,326

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Machinery (continued)
Vertiv Group Corp., 9.25%, 10/15/24 (Call 10/15/19)(a)(b)	$ 12,441	$ 12,192,180
		48,465,479
Manufacturing — 0.0%
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (Call 06/18/18)(a)(b)	813	820,673
Media — 11.8%
Altice Financing SA
6.63%, 02/15/23 (Call 07/02/18)(b)	36,057	35,645,950
7.50%, 05/15/26 (Call 05/15/21)(b)	50,980	48,690,233
Altice Finco SA, 8.13%, 01/15/24 (Call 12/15/18)(b)	6,078	6,198,870
Altice France SA/France
6.00%, 05/15/22 (Call 07/02/18)(b)	71,869	71,509,655
6.25%, 05/15/24 (Call 05/15/19)(b)	25,149	24,378,812
7.38%, 05/01/26 (Call 05/01/21)(b)	91,331	89,047,725
Altice Luxembourg SA
7.63%, 02/15/25 (Call 02/15/20)(a)(b)	26,643	23,645,929
7.75%, 05/15/22 (Call 07/02/18)(a)(b)	51,817	49,517,621
Altice U.S. Finance I Corp.
5.38%, 07/15/23 (Call 07/15/18)(b)	17,894	17,651,309
5.50%, 05/15/26 (Call 05/15/21)(b)	25,890	24,912,816
AMC Networks Inc.
4.75%, 12/15/22 (Call 07/02/18)(a)	9,445	9,485,366
4.75%, 08/01/25 (Call 08/01/21)(a)	15,563	14,648,674
5.00%, 04/01/24 (Call 04/01/20)(a)	16,515	16,040,194
Cablevision Systems Corp.
5.88%, 09/15/22(a)	12,557	12,509,911
8.00%, 04/15/20(a)	9,475	9,996,125
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(b)	7,568	7,228,348
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	41,894	38,725,766
5.13%, 02/15/23 (Call 07/02/18)(a)	15,892	15,832,405
5.13%, 05/01/23 (Call 07/02/18)(b)	22,407	22,294,965
5.13%, 05/01/27 (Call 05/01/22)(b)	56,318	52,798,125
5.25%, 03/15/21 (Call 07/02/18)(a)	7,578	7,653,780
5.25%, 09/30/22 (Call 07/02/18)(a)	22,120	22,313,550
5.38%, 05/01/25 (Call 05/01/20)(a)(b)	15,310	14,927,250
5.50%, 05/01/26 (Call 05/01/21)(b)	23,871	23,038,413
5.75%, 09/01/23 (Call 07/02/18)(a)	7,753	7,820,839
5.75%, 01/15/24 (Call 07/15/18)	18,674	18,697,342
5.75%, 02/15/26 (Call 02/15/21)(a)(b)	43,253	42,387,940
5.88%, 04/01/24 (Call 04/01/19)(a)(b)	31,187	31,459,886
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	15,624	15,360,345
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%, 12/15/21 (Call 07/02/18)(a)(b)	21,043	20,992,918
7.50%, 04/01/28 (Call 04/01/23)(b)	18,537	18,537,000
7.75%, 07/15/25 (Call 07/15/20)(b)	9,706	10,041,666
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 07/02/18)(a)	41,000	41,791,802
Series B, 7.63%, 03/15/20 (Call 07/02/18)(a)	28,749	28,749,000
CSC Holdings LLC
5.25%, 06/01/24(a)	12,316	11,586,585
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	17,996	16,789,303
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	24,306	23,242,612
6.63%, 10/15/25 (Call 10/15/20)(a)(b)	16,899	17,384,846
6.75%, 11/15/21(a)	15,489	16,355,610
8.63%, 02/15/19(a)	501	517,283
Security	Par(000)	Value
Media (continued)
10.13%, 01/15/23 (Call 01/15/19)(a)(b)	$ 32,636	$ 36,225,960
10.88%, 10/15/25 (Call 10/15/20)(b)	31,662	36,653,163
DISH DBS Corp.
5.00%, 03/15/23(a)	27,396	23,641,893
5.13%, 05/01/20(a)	21,980	21,760,200
5.88%, 07/15/22(a)	35,945	33,716,410
5.88%, 11/15/24(a)	36,173	30,023,590
6.75%, 06/01/21(a)	34,549	34,549,000
7.75%, 07/01/26(a)	36,100	31,181,375
7.88%, 09/01/19(a)	18,549	19,239,950
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/19)(a)(b)	9,158	8,627,123
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	11,979	11,380,050
LIN Television Corp., 5.88%, 11/15/22 (Call 06/11/18)	7,550	7,748,187
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(a)(b)	25,173	25,429,991
Nexstar Broadcasting Inc., 5.63%, 08/01/24 (Call 08/01/19)(a)(b)	16,048	15,727,040
Quebecor Media Inc., 5.75%, 01/15/23(a)	12,757	12,988,221
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)(b)	6,099	5,683,799
5.38%, 04/01/21 (Call 06/18/18)(a)	10,856	10,923,850
5.63%, 08/01/24 (Call 08/01/19)(a)(b)	10,373	10,385,966
6.13%, 10/01/22 (Call 06/18/18)(a)	9,422	9,671,683
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(b)	20,740	20,014,100
4.63%, 05/15/23 (Call 07/02/18)(a)(b)	7,331	7,211,871
5.00%, 08/01/27 (Call 08/01/22)(b)	27,776	26,391,089
5.38%, 04/15/25 (Call 04/15/20)(b)	18,746	18,464,810
5.38%, 07/15/26 (Call 07/15/21)(b)	18,592	18,018,437
6.00%, 07/15/24 (Call 07/15/19)(a)(b)	24,721	25,272,073
TEGNA Inc.
5.13%, 07/15/20 (Call 07/02/18)(a)	11,172	11,260,363
6.38%, 10/15/23 (Call 10/15/18)(a)	12,361	12,793,635
Telenet Finance Luxembourg Note, 5.50%, 03/01/28 (Call 12/01/22)(b)	17,800	16,598,500
Tribune Media Co., 5.88%, 07/15/22 (Call 07/15/18)(a)	17,150	17,328,446
Unitymedia GmbH, 6.13%, 01/15/25 (Call 01/15/20)(a)(b)	15,550	16,083,365
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (Call 01/15/20)(b)	8,764	8,862,595
Univision Communications Inc.
5.13%, 05/15/23 (Call 07/02/18)(a)(b)	22,087	20,927,432
5.13%, 02/15/25 (Call 02/15/20)(a)(b)	26,105	24,032,480
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(b)	10,355	9,447,871
UPCB Finance IV Ltd., 5.38%, 01/15/25 (Call 01/15/20)(a)(b)	18,276	17,523,829
Viacom Inc.
5.88%, 02/28/57 (Call 02/28/22)(d)(e)	10,221	9,965,258
6.25%, 02/28/57 (Call 02/28/27)(a)(d)(e)	11,299	11,074,150
Videotron Ltd.
5.00%, 07/15/22(a)	14,573	14,828,027
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	12,184	11,794,579
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	11,329	11,513,096
Virgin Media Finance PLC
5.75%, 01/15/25 (Call 01/15/20)(a)(b)	7,191	6,778,756
6.00%, 10/15/24 (Call 10/15/19)(a)(b)	7,403	7,190,164
6.38%, 04/15/23 (Call 06/11/18)(a)(b)	7,315	7,389,456
Virgin Media Secured Finance PLC
5.25%, 01/15/21(a)	7,282	7,448,394
5.25%, 01/15/26 (Call 01/15/20)(a)(b)	17,481	16,388,437

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media (continued)
5.50%, 01/15/25 (Call 01/15/19)(a)(b)	$ 6,626	$ 6,398,444
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	13,739	12,994,907
Ziggo Bond Finance BV
5.88%, 01/15/25 (Call 01/15/20)(a)(b)	6,086	5,776,629
6.00%, 01/15/27 (Call 01/15/22)(a)(b)	10,654	9,934,855
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)(b)	37,679	35,792,789
		1,811,463,057
Metal Fabricate & Hardware — 0.3%
Novelis Corp.
5.88%, 09/30/26 (Call 09/30/21)(a)(b)	28,778	28,205,318
6.25%, 08/15/24 (Call 08/15/19)(a)(b)	21,160	21,426,616
		49,631,934
Mining — 1.8%
Alcoa Nederland Holding BV
6.13%, 05/15/28 (Call 05/15/23)(b)	9,128	9,379,020
6.75%, 09/30/24 (Call 09/30/19)(a)(b)	11,686	12,389,497
7.00%, 09/30/26 (Call 09/30/21)(a)(b)	8,366	8,969,869
Aleris International Inc.
7.88%, 11/01/20 (Call 06/25/18)(a)	8,116	8,197,160
9.50%, 04/01/21 (Call 06/25/18)(a)(b)	14,490	15,178,275
Constellium NV
5.75%, 05/15/24 (Call 05/15/19)(a)(b)	6,024	5,819,937
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	8,841	8,423,815
6.63%, 03/01/25 (Call 03/01/20)(a)(b)	10,491	10,445,698
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (Call 02/15/22)(a)(b)	13,633	13,377,381
5.13%, 03/15/23 (Call 12/15/22)(a)(b)	7,653	7,552,756
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	13,522	13,267,651
Freeport-McMoRan Inc.
3.10%, 03/15/20	16,306	16,089,945
3.55%, 03/01/22 (Call 12/01/21)	33,512	32,349,134
3.88%, 03/15/23 (Call 12/15/22)	36,141	34,740,898
4.00%, 11/14/21	9,793	9,662,427
4.55%, 11/14/24 (Call 08/14/24)(a)	16,087	15,572,216
6.88%, 02/15/23 (Call 02/15/20)(a)	12,013	12,828,082
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)(b)	988	906,490
Teck Resources Ltd.
3.75%, 02/01/23 (Call 11/01/22)(a)	13,470	13,015,522
4.75%, 01/15/22 (Call 10/15/21)	10,275	10,380,935
8.50%, 06/01/24 (Call 06/01/19)(a)(b)	11,787	13,039,369
		271,586,077
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
5.00%, 09/01/23 (Call 07/02/18)(a)	10,011	10,098,596
5.00%, 09/01/25 (Call 03/01/20)(a)	8,904	8,795,371
5.50%, 12/01/24 (Call 06/01/24)(a)	10,823	11,120,633
		30,014,600
Oil & Gas — 9.5%
Antero Resources Corp.
5.00%, 03/01/25 (Call 03/01/20)(a)	12,804	12,739,980
5.13%, 12/01/22 (Call 07/02/18)(a)	19,775	19,898,594
5.38%, 11/01/21 (Call 07/02/18)(a)	20,067	20,317,837
5.63%, 06/01/23 (Call 07/02/18)(a)	11,684	11,888,470
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22 (Call 04/01/20)(a)(b)	28,119	30,368,520
California Resources Corp., 8.00%, 12/15/22 (Call 12/15/18)(a)(b)	39,565	34,965,569
Security	Par(000)	Value
Oil & Gas (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.50%, 04/15/21 (Call 07/02/18)	$ 15,526	$ 15,331,925
Carrizo Oil & Gas Inc.
6.25%, 04/15/23 (Call 07/02/18)(a)	12,924	13,082,319
7.50%, 09/15/20 (Call 07/02/18)	2,631	2,644,155
Chesapeake Energy Corp.
4.88%, 04/15/22 (Call 07/02/18)(a)	7,005	6,812,363
6.13%, 02/15/21(a)	8,573	8,670,467
6.63%, 08/15/20	7,036	7,266,077
8.00%, 12/15/22 (Call 12/15/18)(a)(b)	24,656	26,073,720
8.00%, 01/15/25 (Call 01/15/20)(a)	22,078	21,981,409
8.00%, 06/15/27 (Call 06/15/22)(a)	22,900	22,820,308
Citgo Holding Inc., 10.75%, 02/15/20(b)	30,299	32,268,435
CNX Resources Corp.
5.88%, 04/15/22 (Call 07/02/18)(a)	30,169	30,432,979
8.00%, 04/01/23 (Call 07/02/18)(a)	3,177	3,376,674
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)(a)	16,063	15,704,795
4.50%, 04/15/23 (Call 01/15/23)	24,344	24,783,718
5.00%, 09/15/22 (Call 07/02/18)(a)	30,783	31,283,224
Continental Resources Inc/OK, 4.38%, 01/15/28 (Call 10/15/27)(a)	16,722	16,662,496
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)(b)	18,628	18,116,103
Denbury Resources Inc.
9.00%, 05/15/21 (Call 12/15/18)(a)(b)	11,302	12,008,375
9.25%, 03/31/22 (Call 03/31/19)(a)(b)	7,067	7,465,150
Diamond Offshore Drilling Inc., 7.88%, 08/15/25 (Call 05/15/25)(a)	11,517	11,891,303
Diamondback Energy Inc.
4.75%, 11/01/24 (Call 11/01/19)(a)	8,119	7,862,369
5.38%, 05/31/25 (Call 05/31/20)(a)	9,718	9,662,395
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)(b)	9,148	9,010,780
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	9,156	8,984,495
Ensco PLC
4.50%, 10/01/24 (Call 07/01/24)(a)	10,751	8,916,611
5.20%, 03/15/25 (Call 12/15/24)(a)	11,278	9,361,868
7.75%, 02/01/26(a)	18,353	17,481,232
8.00%, 01/31/24 (Call 10/31/23)	214	213,465
EP Energy LLC/Everest Acquisition Finance Inc.
6.38%, 06/15/23 (Call 07/02/18)	621	394,335
7.75%, 05/15/26 (Call 05/15/21)(b)	17,670	17,979,225
8.00%, 11/29/24 (Call 11/30/19)(a)(b)	8,894	8,805,060
8.00%, 02/15/25 (Call 02/15/20)(a)(b)	18,258	13,191,405
9.38%, 05/01/24 (Call 05/01/20)(b)	15,924	12,424,037
Extraction Oil & Gas Inc.
5.63%, 02/01/26 (Call 02/01/21)(a)(b)	14,583	14,054,366
7.38%, 05/15/24 (Call 05/15/20)(a)(b)	5,360	5,628,766
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 10/15/19)(a)	12,304	11,660,501
6.38%, 05/15/25 (Call 05/15/20)(a)	9,410	9,039,340
6.38%, 01/15/26 (Call 01/15/21)(a)	7,606	7,263,730
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 06/01/19)(a)(b)	8,825	8,584,734
5.75%, 10/01/25 (Call 04/01/20)(b)	7,908	7,897,799
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 04/01/22 (Call 07/02/18)(a)	5,903	3,584,843
9.25%, 03/15/23 (Call 03/15/20)(a)(b)	10,396	10,188,080

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
Jupiter Resources Inc., 8.50%, 10/01/22 (Call 07/03/18)(a)(b)	$ 14,686	$ 6,124,062
MEG Energy Corp.
6.38%, 01/30/23 (Call 07/03/18)(a)(b)	13,323	12,035,110
6.50%, 01/15/25 (Call 01/15/20)(a)(b)	13,382	13,368,560
7.00%, 03/31/24 (Call 09/30/18)(a)(b)	20,126	18,214,030
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	6,666	6,516,015
4.45%, 12/01/22 (Call 09/01/22)	9,472	9,329,920
5.75%, 08/15/25 (Call 08/15/20)(a)	12,254	12,223,365
6.88%, 08/15/24 (Call 08/15/19)(a)	10,044	10,608,975
Nabors Industries Inc.
4.63%, 09/15/21(a)	13,601	13,379,984
5.00%, 09/15/20(a)	12,784	12,924,866
5.50%, 01/15/23 (Call 11/15/22)(a)	12,215	12,001,237
5.75%, 02/01/25 (Call 11/01/24)(a)(b)	12,811	12,202,477
Newfield Exploration Co.
5.38%, 01/01/26 (Call 10/01/25)(a)	12,894	13,296,937
5.63%, 07/01/24(a)	17,943	18,935,696
5.75%, 01/30/22(a)	13,278	13,925,302
Noble Holding International Ltd.
7.75%, 01/15/24 (Call 10/15/23)(a)	15,083	14,087,751
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	12,249	12,442,026
7.95%, 04/01/25 (Call 01/01/25)(a)	7,603	6,936,977
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(b)	3,122	3,116,016
6.88%, 03/15/22 (Call 07/02/18)(a)	14,694	14,987,880
Parsley Energy LLC/Parsley Finance Corp.
5.25%, 08/15/25 (Call 08/15/20)(b)	6,609	6,431,652
5.38%, 01/15/25 (Call 01/15/20)(a)(b)	11,285	11,112,198
5.63%, 10/15/27 (Call 10/15/22)(a)(b)	13,018	12,827,928
6.25%, 06/01/24 (Call 06/01/19)(a)(b)	7,322	7,578,270
PBF Holding Co. LLC/PBF Finance Corp.
7.00%, 11/15/23 (Call 11/15/18)	9,765	10,079,921
7.25%, 06/15/25 (Call 06/15/20)(a)	14,087	14,615,262
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)(a)(b)	9,907	9,783,163
6.13%, 09/15/24 (Call 09/15/19)(a)	7,417	7,546,798
Precision Drilling Corp.
5.25%, 11/15/24 (Call 05/15/19)(a)	6,242	5,883,085
7.13%, 01/15/26 (Call 11/15/20)(a)(b)	8,751	8,904,143
Puma International Financing SA
5.00%, 01/24/26 (Call 01/24/21)(b)	10,650	9,953,295
5.13%, 10/06/24 (Call 10/06/20)(b)	9,119	8,760,167
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	12,135	11,877,131
5.38%, 10/01/22 (Call 07/01/22)(a)	9,116	9,263,353
5.63%, 03/01/26 (Call 12/01/25)(a)	8,617	8,205,000
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(a)	14,260	13,339,785
5.00%, 08/15/22 (Call 05/15/22)(a)	9,208	9,077,143
5.00%, 03/15/23 (Call 12/15/22)(a)	13,252	12,887,570
5.75%, 06/01/21 (Call 03/01/21)(a)	7,856	8,072,040
Rowan Companies Inc.
4.88%, 06/01/22 (Call 03/01/22)	12,546	11,746,193
7.38%, 06/15/25 (Call 03/15/25)(a)	8,711	8,361,901
RSP Permian Inc.
5.25%, 01/15/25 (Call 01/15/20)(a)	7,917	8,124,821
6.63%, 10/01/22 (Call 07/02/18)(a)	13,282	13,846,485
Security	Par(000)	Value
Oil & Gas (continued)
Sanchez Energy Corp.
6.13%, 01/15/23 (Call 07/15/18)(a)	$ 21,071	$ 13,854,182
7.25%, 02/15/23 (Call 02/15/20)(a)(b)	8,107	7,965,128
7.75%, 06/15/21 (Call 07/02/18)(a)	9,954	8,582,140
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)(b)	11,692	11,341,240
6.75%, 05/01/23 (Call 07/02/18)(a)(b)	5,991	6,245,618
6.88%, 06/30/23 (Call 07/03/18)(a)(b)	6,755	7,005,340
SM Energy Co.
5.00%, 01/15/24 (Call 07/15/18)(a)	8,264	7,747,500
5.63%, 06/01/25 (Call 06/01/20)(a)	9,120	8,711,751
6.13%, 11/15/22 (Call 11/15/18)(a)	9,053	9,248,183
6.75%, 09/15/26 (Call 09/15/21)(a)	9,324	9,440,550
Southwestern Energy Co.
4.10%, 03/15/22 (Call 12/15/21)(a)	17,554	17,071,265
6.45%, 01/23/25 (Call 10/23/24)(a)	18,146	17,828,445
7.50%, 04/01/26 (Call 04/01/21)(a)	10,800	11,187,036
7.75%, 10/01/27 (Call 10/01/22)(a)	9,972	10,388,583
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 01/15/20)(b)	17,315	16,712,438
5.50%, 02/15/26 (Call 02/15/21)(b)	13,462	12,704,762
5.88%, 03/15/28 (Call 03/15/23)(b)	8,052	7,577,827
Transocean Inc.
5.80%, 10/15/22 (Call 07/15/22)(a)	9,062	9,002,644
7.50%, 01/15/26 (Call 01/15/21)(a)(b)	13,677	13,865,059
8.38%, 12/15/21(a)	258	276,705
9.00%, 07/15/23 (Call 07/15/20)(b)	20,841	22,376,161
Ultra Resources Inc.
6.88%, 04/15/22 (Call 04/15/19)(a)(b)	12,662	8,397,565
7.13%, 04/15/25 (Call 04/15/20)(a)(b)	8,428	5,267,500
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(a)	16,383	16,684,472
6.25%, 04/01/23 (Call 01/01/23)(a)	5,896	6,043,400
6.63%, 01/15/26 (Call 10/15/25)(a)(b)	17,540	17,912,725
WPX Energy Inc.
5.25%, 09/15/24 (Call 06/15/24)	13,117	12,955,661
5.75%, 06/01/26 (Call 06/01/21)	9,051	9,028,373
6.00%, 01/15/22 (Call 10/15/21)	17,234	18,095,700
8.25%, 08/01/23 (Call 06/01/23)	7,330	8,356,200
		1,457,853,044
Oil & Gas Services — 1.0%
CGG SA, 6.33%, 02/21/24 (Call 07/02/18)(b)	3,463	4,052,087
KCA Deutag UK Finance PLC
9.63%, 04/01/23 (Call 04/01/20)(a)(b)	6,950	6,979,538
9.88%, 04/01/22 (Call 04/01/20)(a)(b)	9,626	9,902,748
McDermott Technology Americas Inc./McDermott Technology U.S. Inc., 10.63%, 05/01/24 (Call 05/01/21)(a)(b)	23,133	24,173,985
SESI LLC
7.13%, 12/15/21 (Call 07/02/18)(a)	15,418	15,707,087
7.75%, 09/15/24 (Call 09/15/20)(a)	8,426	8,720,910
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)(b)	7,676	8,251,163
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(b)	8,824	8,978,267
Weatherford International LLC, 9.88%, 03/01/25 (Call 12/01/24)(a)(b)	10,053	9,853,023
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)(a)	11,778	10,732,702
7.75%, 06/15/21 (Call 05/15/21)(a)	12,861	13,021,762

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas Services (continued)
8.25%, 06/15/23 (Call 03/15/23)(a)	$ 14,625	$ 14,186,250
9.88%, 02/15/24 (Call 11/15/23)(a)	13,676	13,419,575
		147,979,097
Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%, 09/15/22 (Call 03/15/19)(a)(b)	11,463	11,348,370
4.63%, 05/15/23 (Call 05/15/19)(a)(b)	16,621	16,505,876
6.00%, 06/30/21 (Call 06/11/18)(b)	5,732	5,817,980
6.00%, 02/15/25 (Call 02/15/20)(a)(b)	31,214	30,628,738
7.25%, 05/15/24 (Call 05/15/19)(a)(b)	30,248	31,546,144
Ball Corp.
4.00%, 11/15/23(a)	18,734	18,359,320
4.38%, 12/15/20(a)	18,887	19,207,512
4.88%, 03/15/26 (Call 12/15/25)(a)	14,441	14,287,475
5.00%, 03/15/22(a)	11,412	11,754,360
5.25%, 07/01/25(a)	17,624	17,976,480
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	9,884	9,253,895
5.13%, 07/15/23 (Call 07/15/18)(a)	12,647	12,524,318
5.50%, 05/15/22 (Call 07/02/18)(a)	7,160	7,275,879
6.00%, 10/15/22 (Call 10/15/18)	7,175	7,418,591
BWAY Holding Co.
5.50%, 04/15/24 (Call 04/15/20)(b)	23,920	23,591,100
7.25%, 04/15/25 (Call 04/15/20)(a)(b)	25,022	24,658,556
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23(a)	19,390	18,895,070
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	8,408	7,606,684
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)(a)(b)	16,061	15,191,297
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)(b)	11,175	11,188,969
5.88%, 08/15/23(b)	12,150	12,320,692
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/19)(a)(b)	27,573	27,103,399
5.75%, 10/15/20 (Call 07/02/18)(a)	51,441	51,762,714
6.88%, 02/15/21 (Call 07/02/18)(a)	840	847,707
7.00%, 07/15/24 (Call 07/15/19)(a)(b)	14,229	14,576,640
Sealed Air Corp.
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	9,007	9,210,558
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	6,760	6,852,950
5.25%, 04/01/23 (Call 01/01/23)(a)(b)	6,682	6,818,981
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	5,478	5,656,035
6.50%, 12/01/20 (Call 09/01/20)(a)(b)	5,391	5,691,997
		455,878,287
Pharmaceuticals — 2.6%
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 07/15/23 (Call 07/15/18)(b)	28,640	21,155,795
6.00%, 02/01/25 (Call 02/01/20)(a)(b)	19,994	14,195,740
Endo Finance LLC, 5.75%, 01/15/22 (Call 07/02/18)(a)(b)	12,792	10,713,300
Endo Finance LLC/Endo Finco Inc., 5.38%, 01/15/23 (Call 07/02/18)(a)(b)	13,973	10,370,761
Valeant Pharmaceuticals International Inc.
5.50%, 03/01/23 (Call 07/02/18)(b)	16,803	15,689,801
5.50%, 11/01/25 (Call 11/01/20)(a)(b)	30,832	30,253,900
5.63%, 12/01/21 (Call 07/03/18)(b)	15,504	15,393,534
Security	Par(000)	Value
Pharmaceuticals (continued)
5.88%, 05/15/23 (Call 07/03/18)(a)(b)	$ 58,587	$ 55,452,596
6.13%, 04/15/25 (Call 04/15/20)(a)(b)	55,904	51,630,575
6.50%, 03/15/22 (Call 03/15/19)(b)	23,264	24,170,714
6.75%, 08/15/21 (Call 07/02/18)(b)	10,126	10,247,681
7.00%, 03/15/24 (Call 03/15/20)(a)(b)	33,777	35,402,518
7.25%, 07/15/22 (Call 07/02/18)(a)(b)	8,734	8,886,845
7.50%, 07/15/21 (Call 07/02/18)(a)(b)	30,636	31,210,425
8.50%, 01/31/27 (Call 07/31/22)(b)	1,274	1,297,091
9.00%, 12/15/25 (Call 12/15/21)(b)	26,764	28,001,835
9.25%, 04/01/26 (Call 04/01/22)(a)(b)	26,885	28,195,644
		392,268,755
Pipelines — 3.3%
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(a)(d)(e)	8,201	7,729,443
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(a)	26,959	26,807,356
5.88%, 03/31/25 (Call 10/02/24)(a)	25,733	26,890,985
7.00%, 06/30/24 (Call 01/01/24)(a)	21,737	23,856,429
Cheniere Energy Partners LP, 5.25%, 10/01/25 (Call 10/01/20)(a)(b)	28,129	27,390,614
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75%, 04/01/25 (Call 04/01/20)(a)	7,968	7,837,507
6.25%, 04/01/23 (Call 07/02/18)(a)	11,084	11,305,680
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	7,725	7,430,438
4.75%, 09/30/21 (Call 06/30/21)(a)(b)	7,585	7,679,813
5.35%, 03/15/20(a)(b)	7,773	7,947,970
5.85%, 05/21/43 (Call 05/21/23)(b)(d)(e)	11,007	10,205,690
Energy Transfer Equity LP
4.25%, 03/15/23 (Call 12/15/22)(a)	17,873	17,314,469
5.50%, 06/01/27 (Call 03/01/27)(a)	20,826	21,112,357
5.88%, 01/15/24 (Call 10/15/23)(a)	19,199	20,004,782
7.50%, 10/15/20	17,825	19,199,010
Genesis Energy LP/Genesis Energy Finance Corp.
6.00%, 05/15/23 (Call 07/02/18)	6,179	6,039,973
6.25%, 05/15/26 (Call 02/15/21)	8,284	7,768,023
6.50%, 10/01/25 (Call 10/01/20)(a)	10,444	10,052,350
6.75%, 08/01/22 (Call 08/01/18)	11,539	11,732,740
NGPL PipeCo LLC
4.38%, 08/15/22 (Call 05/15/22)(a)(b)	16,423	16,402,471
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	11,747	11,423,957
NuStar Logistics LP
4.80%, 09/01/20	7,880	7,870,150
5.63%, 04/28/27 (Call 01/28/27)(a)	7,569	7,226,124
Rockies Express Pipeline LLC, 5.63%, 04/15/20(b)	14,821	15,224,131
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 07/15/22 (Call 06/18/18)(a)	6,445	6,242,862
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 09/15/24 (Call 09/15/19)(a)(b)	13,322	13,388,610
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	13,614	13,137,510
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%, 11/15/19 (Call 07/02/18)	11,206	11,234,015
4.25%, 11/15/23 (Call 07/02/18)	12,533	11,953,349
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	15,441	14,514,540
5.13%, 02/01/25 (Call 02/01/20)(a)	9,158	9,032,078
5.25%, 05/01/23 (Call 07/02/18)	7,852	7,920,705
5.38%, 02/01/27 (Call 02/01/22)(a)	8,834	8,568,980

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines (continued)
5.88%, 04/15/26 (Call 04/15/21)(b)	$ 16,583	$ 16,624,457
6.75%, 03/15/24 (Call 09/15/19)(a)	10,812	11,385,769
Williams Companies Inc. (The)
3.70%, 01/15/23 (Call 10/15/22)(a)	15,265	14,883,375
4.55%, 06/24/24 (Call 03/24/24)(a)	24,394	24,485,477
		499,824,189
Real Estate — 0.4%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/20)(a)(b)	19,320	18,667,950
Kennedy-Wilson Inc.
5.88%, 04/01/24 (Call 04/01/19)(a)	15,986	15,658,447
5.88%, 04/01/24 (Call 04/01/19)(b)	1,770	1,739,025
Realogy Group LLC/Realogy Co-Issuer Corp.
4.50%, 04/15/19(b)	3,290	3,290,000
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	7,749	7,288,887
5.25%, 12/01/21 (Call 07/02/18)(a)(b)	9,626	9,698,195
		56,342,504
Real Estate Investment Trusts — 2.6%
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)	3,787	3,228,418
5.95%, 12/15/26 (Call 09/15/26)	9,858	8,045,053
CyrusOne LP/CyrusOne Finance Corp.
5.00%, 03/15/24 (Call 03/15/20)(a)	9,546	9,593,730
5.38%, 03/15/27 (Call 03/15/22)(a)	9,500	9,523,750
Equinix Inc.
5.38%, 01/01/22 (Call 07/02/18)	10,695	10,989,113
5.38%, 04/01/23 (Call 07/06/18)(a)	16,558	16,884,595
5.38%, 05/15/27 (Call 05/15/22)(a)	23,093	23,215,393
5.75%, 01/01/25 (Call 01/01/20)(a)	8,990	9,147,325
5.88%, 01/15/26 (Call 01/15/21)(a)	20,568	20,953,650
ESH Hospitality Inc., 5.25%, 05/01/25 (Call 05/01/20)(a)(b)	23,512	22,659,690
Iron Mountain Inc.
4.38%, 06/01/21 (Call 06/11/18)(a)(b)	8,450	8,526,473
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	17,175	15,951,281
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	14,346	13,503,172
5.75%, 08/15/24 (Call 06/11/18)(a)	17,497	17,233,670
6.00%, 08/15/23 (Call 08/15/18)(a)	8,208	8,485,020
iStar Inc.
4.63%, 09/15/20 (Call 06/15/20)(a)	7,675	7,588,656
5.00%, 07/01/19 (Call 07/02/18)(a)	8,895	8,872,022
5.25%, 09/15/22 (Call 09/15/19)(a)	7,276	7,112,290
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)(a)	8,707	7,999,556
5.63%, 05/01/24 (Call 02/01/24)(a)	18,355	18,511,935
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27 (Call 10/15/22)(a)	25,831	24,261,335
5.25%, 08/01/26 (Call 08/01/21)(a)	8,414	8,182,615
6.38%, 03/01/24 (Call 03/01/19)(a)	7,183	7,542,150
SBA Communications Corp.
4.00%, 10/01/22 (Call 10/01/19)(a)(b)	13,029	12,507,840
4.88%, 07/15/22 (Call 07/02/18)(a)	12,153	12,001,087
4.88%, 09/01/24 (Call 09/01/19)(a)	21,014	19,658,639
Starwood Property Trust Inc.
3.63%, 02/01/21 (Call 11/01/20)(a)(b)	6,865	6,737,020
4.75%, 03/15/25 (Call 09/15/24)(a)(b)	8,613	8,311,545
5.00%, 12/15/21 (Call 09/15/21)(a)	12,084	12,280,365
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 07/02/18)(a)(b)	$ 10,146	$ 9,943,080
7.13%, 12/15/24 (Call 12/15/19)(a)(b)	10,294	9,595,646
8.25%, 10/15/23 (Call 04/15/19)(a)	19,045	18,568,875
		397,614,989
Retail — 3.2%
1011778 BC ULC/New Red Finance Inc.
4.25%, 05/15/24 (Call 05/15/20)(a)(b)	25,987	24,520,894
4.63%, 01/15/22 (Call 07/03/18)(a)(b)	22,815	22,785,340
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	51,599	49,148,047
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)(b)	23,317	21,393,347
Ferrellgas LP/Ferrellgas Finance Corp.
6.50%, 05/01/21 (Call 07/02/18)(a)	8,689	8,080,770
6.75%, 01/15/22 (Call 07/02/18)(a)	8,124	7,453,770
6.75%, 06/15/23 (Call 06/15/19)(a)	8,805	7,755,065
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/19)(a)(b)	22,906	23,155,847
8.75%, 10/01/25 (Call 10/01/20)(a)(b)	12,216	12,735,180
JC Penney Corp. Inc.
5.88%, 07/01/23 (Call 07/01/19)(a)(b)	8,985	8,243,738
8.13%, 10/01/19	14	14,508
8.63%, 03/15/25 (Call 03/15/21)(a)(b)	6,997	5,807,510
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)(b)	15,550	14,636,438
5.00%, 06/01/24 (Call 06/01/19)(a)(b)	17,738	17,531,056
5.25%, 06/01/26 (Call 06/01/21)(a)(b)	17,143	16,821,569
L Brands Inc.
5.25%, 02/01/28(a)	8,978	8,199,678
5.63%, 02/15/22(a)	17,420	17,753,299
5.63%, 10/15/23(a)	8,938	9,116,760
6.63%, 04/01/21(a)	16,754	17,675,470
7.00%, 05/01/20(a)	7,444	7,862,725
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (Call 07/02/18)(b)	15,183	10,855,845
Penske Automotive Group Inc.
5.50%, 05/15/26 (Call 05/15/21)(a)	8,190	8,067,150
5.75%, 10/01/22 (Call 07/02/18)(a)	8,801	8,999,023
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/20)(a)(b)	24,864	17,156,160
7.13%, 03/15/23 (Call 07/02/18)(a)(b)	28,698	13,797,998
8.88%, 06/01/25 (Call 06/01/20)(a)(b)	12,060	5,758,650
QVC Inc.
3.13%, 04/01/19(a)	3,081	3,075,892
4.38%, 03/15/23(a)	14,538	14,495,646
4.45%, 02/15/25 (Call 11/15/24)	11,817	11,504,152
4.85%, 04/01/24(a)	9,518	9,619,702
5.13%, 07/02/22(a)	10,007	10,351,162
Rite Aid Corp.
6.13%, 04/01/23 (Call 07/02/18)(a)(b)	30,447	31,208,175
6.75%, 06/15/21 (Call 06/25/18)(a)	11,496	11,725,920
Staples Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	19,005	17,627,137
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 06/01/24 (Call 06/01/19)(a)	8,910	8,598,150
		483,531,773

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Semiconductors — 0.9%
Micron Technology Inc., 5.50%, 02/01/25 (Call 08/01/19)	$ 7,053	$ 7,337,589
NXP BV/NXP Funding LLC
3.88%, 09/01/22(a)(b)	17,332	17,234,508
4.13%, 06/15/20(a)(b)	10,041	10,120,187
4.13%, 06/01/21(a)(b)	23,338	23,572,547
4.63%, 06/15/22(a)(b)	6,477	6,614,636
4.63%, 06/01/23(a)(b)	14,455	14,777,347
Qorvo Inc.
6.75%, 12/01/23 (Call 12/01/18)(a)	8,242	8,731,369
7.00%, 12/01/25 (Call 12/01/20)(a)	8,598	9,258,756
Sensata Technologies BV
4.88%, 10/15/23(a)(b)	7,688	7,682,234
5.00%, 10/01/25(a)(b)	11,339	11,352,669
5.63%, 11/01/24(a)(b)	6,568	6,813,227
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)(b)	12,893	13,404,691
		136,899,760
Software — 3.1%
BMC Software Finance Inc., 8.13%, 07/15/21 (Call 07/02/18)(b)	31,930	32,731,443
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(a)	10,783	10,162,978
5.00%, 10/15/24 (Call 07/15/24)(a)	7,536	7,690,940
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 03/01/20)(a)(b)	18,906	18,149,760
First Data Corp.
5.00%, 01/15/24 (Call 01/15/19)(a)(b)	34,103	34,128,918
5.38%, 08/15/23 (Call 08/15/18)(a)(b)	19,861	20,165,866
5.75%, 01/15/24 (Call 01/15/19)(a)(b)	39,166	39,374,069
7.00%, 12/01/23 (Call 12/01/18)(a)(b)	61,805	64,753,098
Infor U.S. Inc.
5.75%, 08/15/20 (Call 06/18/18)(a)(b)	11,155	11,336,269
6.50%, 05/15/22 (Call 06/18/18)(a)	30,486	30,981,397
IQVIA Inc.
4.88%, 05/15/23 (Call 07/02/18)(b)	13,445	13,545,838
5.00%, 10/15/26 (Call 10/15/21)(a)(b)	18,689	17,894,718
MSCI Inc.
4.75%, 08/01/26 (Call 08/01/21)(a)(b)	8,490	8,271,534
5.25%, 11/15/24 (Call 11/15/19)(a)(b)	11,402	11,516,020
5.38%, 05/15/27 (Call 05/15/22)(a)(b)	9,048	9,070,620
5.75%, 08/15/25 (Call 08/15/20)(a)(b)	14,107	14,512,576
Nuance Communications Inc.
5.38%, 08/15/20 (Call 07/02/18)(a)(b)	7,590	7,608,975
5.63%, 12/15/26 (Call 12/15/21)	8,979	8,754,525
Open Text Corp.
5.63%, 01/15/23 (Call 07/02/18)(a)(b)	13,474	13,842,851
5.88%, 06/01/26 (Call 06/01/21)(a)(b)	14,217	14,579,534
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/19)(a)(b)	22,905	23,305,838
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/19)(b)	36,303	40,387,087
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 02/01/19)(a)(b)	6,950	6,637,250
10.50%, 02/01/24 (Call 02/01/19)(a)(b)	16,277	13,893,269
		473,295,373
Telecommunications — 9.1%
Anixter Inc., 5.13%, 10/01/21(a)	7,499	7,706,160
Security	Par(000)	Value
Telecommunications (continued)
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(b)	$ 882	$ 857,745
CenturyLink Inc.
5.63%, 04/01/25 (Call 01/01/25)(a)	10,320	9,636,919
Series S, 6.45%, 06/15/21(a)	20,971	21,547,702
Series T, 5.80%, 03/15/22(a)	27,447	27,110,774
Series V, 5.63%, 04/01/20	15,028	15,227,497
Series W, 6.75%, 12/01/23(a)	13,258	13,291,145
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(a)	17,385	17,939,147
CommScope Inc.
5.00%, 06/15/21 (Call 06/11/18)(b)	8,997	9,041,985
5.50%, 06/15/24 (Call 06/15/19)(b)	10,749	10,775,873
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	14,028	13,105,788
6.00%, 06/15/25 (Call 06/15/20)(a)(b)	27,326	27,394,315
Frontier Communications Corp.
6.88%, 01/15/25 (Call 10/15/24)(a)	14,103	9,025,920
7.13%, 03/15/19	553	561,295
7.13%, 01/15/23	15,549	11,409,079
7.63%, 04/15/24(a)	13,401	9,041,487
8.13%, 10/01/18	4,460	4,515,750
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	27,744	26,842,320
8.75%, 04/15/22(a)	7,208	6,056,522
10.50%, 09/15/22 (Call 06/15/22)	38,849	34,964,100
11.00%, 09/15/25 (Call 06/15/25)	64,659	51,727,200
Hughes Satellite Systems Corp.
5.25%, 08/01/26(a)	11,875	11,310,938
6.50%, 06/15/19(a)	12,481	12,859,757
6.63%, 08/01/26(a)	14,738	14,291,813
7.63%, 06/15/21(a)	16,780	17,828,750
Inmarsat Finance PLC
4.88%, 05/15/22 (Call 07/02/18)(a)(b)	18,592	17,651,663
6.50%, 10/01/24 (Call 10/01/19)(b)	6,675	6,422,685
Intelsat Connect Finance SA, 12.50%, 04/01/22 (Call 07/02/18)(b)	12,508	12,023,315
Intelsat Jackson Holdings SA
5.50%, 08/01/23 (Call 08/01/18)(a)	35,936	31,533,840
7.25%, 10/15/20 (Call 07/02/18)	40,820	40,105,650
7.50%, 04/01/21 (Call 07/02/18)	21,545	21,060,238
8.00%, 02/15/24 (Call 02/15/19)(b)	24,632	26,048,340
9.50%, 09/30/22(a)(b)	8,928	10,244,880
9.75%, 07/15/25 (Call 07/15/21)(a)(b)	26,697	27,698,137
Intelsat Luxembourg SA
7.75%, 06/01/21 (Call 07/02/18)	35,202	28,865,640
8.13%, 06/01/23 (Call 07/16/18)	15,980	12,206,323
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(b)(d)(e)	9,660	10,112,709
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 07/02/18)(a)	12,400	12,152,620
5.25%, 03/15/26 (Call 03/15/21)(a)	13,290	12,658,725
5.38%, 08/15/22 (Call 07/02/18)(a)	17,025	17,026,427
5.38%, 01/15/24 (Call 01/15/19)(a)	17,204	16,773,900
5.38%, 05/01/25 (Call 05/01/20)(a)	13,530	13,100,423
5.63%, 02/01/23 (Call 07/02/18)(a)	7,665	7,729,769
6.13%, 01/15/21 (Call 07/02/18)	9,930	10,041,713
Nokia OYJ
3.38%, 06/12/22	9,272	9,040,200
4.38%, 06/12/27(a)	8,090	7,604,600
5.38%, 05/15/19	4,706	4,801,532
Qwest Corp., 6.75%, 12/01/21(a)	16,484	17,668,788

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Telecommunications (continued)
Sprint Communications Inc.
6.00%, 11/15/22	$ 38,742	$ 38,460,241
7.00%, 03/01/20(a)(b)	21,233	22,188,485
7.00%, 08/15/20	25,531	26,492,242
11.50%, 11/15/21	16,624	19,526,966
Sprint Corp.
7.13%, 06/15/24	43,659	43,986,442
7.25%, 09/15/21(a)	37,842	39,261,075
7.63%, 02/15/25 (Call 11/15/24)(a)	25,857	26,681,192
7.63%, 03/01/26 (Call 11/01/25)(a)	26,791	27,527,752
7.88%, 09/15/23(a)	75,594	79,241,410
Telecom Italia Capital SA, 7.18%, 06/18/19(a)	9,997	10,348,095
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	28,693	28,549,535
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(a)	20,685	20,445,240
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)(a)	7,830	7,805,531
4.50%, 02/01/26 (Call 02/01/21)(a)	18,412	17,307,280
4.75%, 02/01/28 (Call 02/01/23)(a)	26,099	24,353,629
5.13%, 04/15/25 (Call 04/15/20)	7,863	7,853,171
5.38%, 04/15/27 (Call 04/15/22)	8,393	8,233,533
6.00%, 03/01/23 (Call 09/01/18)(a)	20,731	21,456,585
6.00%, 04/15/24 (Call 04/15/19)	16,735	17,383,649
6.38%, 03/01/25 (Call 09/01/19)(a)	28,815	30,039,637
6.50%, 01/15/24 (Call 01/15/19)(a)	15,749	16,457,705
6.50%, 01/15/26 (Call 01/15/21)	37,076	38,841,559
Wind Tre SpA, 5.00%, 01/20/26 (Call 11/03/20)(b)	34,953	28,268,239
Windstream Services LLC/Windstream Finance Corp.
6.38%, 08/01/23 (Call 07/02/18)(a)	8,326	4,829,080
6.38%, 08/01/23 (Call 07/02/18)(a)(b)	1,143	645,795
7.75%, 10/15/20 (Call 07/02/18)(a)	8,433	7,381,218
8.63%, 10/31/25 (Call 10/31/20)(a)(b)	10,541	9,936,540
8.75%, 12/15/24 (Call 12/15/22)(a)(b)	17,633	10,844,295
		1,390,988,219
Toys, Games & Hobbies — 0.1%
Mattel Inc., 6.75%, 12/31/25 (Call 12/31/20)(a)(b)	22,703	22,142,236
Transportation — 0.3%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 07/02/18)(a)(b)	10,897	8,199,993
XPO Logistics Inc.
6.13%, 09/01/23 (Call 09/01/19)(a)(b)	9,403	9,626,020
6.50%, 06/15/22 (Call 07/02/18)(b)	27,783	28,527,584
		46,353,597
Trucking & Leasing — 0.5%
Avolon Holdings Funding Ltd., 5.50%, 01/15/23 (Call 12/15/22)(a)(b)	7,140	7,078,310
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (Call 02/15/23)(a)(b)	16,255	15,449,023
5.25%, 08/15/22(a)(b)	32,830	32,419,625
5.50%, 02/15/24(a)(b)	24,045	23,624,213
		78,571,171
Total Corporate Bonds & Notes — 97.4% (Cost: $15,645,285,897)		14,931,712,453
Security	Shares(000)	Value
Common Stocks
Energy Equipment & Services — 0.0%
CGG SA (f)	2,046	$ 5,326,239
Total Common Stocks — 0.0 (Cost $3,977,575)		5,326,239
Warrants
Oil & Gas Services — 0.0%
CGG SA (Expires 08/18/21)(f)	833	2,157,804
Total Warrants — 0.0 (Cost $0)		2,157,804

Short-Term Investments
Money Market Funds — 25.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(g)(h)(i)	3,641,566	3,642,294,558
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(g)(h)	244,225	244,225,433
		3,886,519,991
Total Short-Term Investments — 25.4% (Cost: $3,885,872,933)		3,886,519,991
Total Investments in Securities — 122.8% (Cost: $19,535,136,405)		18,825,716,487
Other Assets, Less Liabilities — (22.8)%		(3,491,095,232)
Net Assets — 100.0%		$ 15,334,621,255

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Perpetual security with no stated maturity date.
(d)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(e)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(f)	Non-income producing security.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® iBoxx $ High Yield Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,511,252	130,314	3,641,566	$3,642,294,558	$5,679,494 (a)	$ 59,539	$ 301,809
BlackRock Cash Funds: Treasury, SL Agency Shares	210,259	33,966	244,225	244,225,433	897,155	—	—
				$3,886,519,991	$6,576,649	$ 59,539	$ 301,809

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$14,931,712,453	$ —	$14,931,712,453
Common Stocks	5,326,239	—	—	5,326,239
Warrants	2,157,804	—	—	2,157,804
Money Market Funds	3,886,519,991	—	—	3,886,519,991
	$ 3,894,004,034	$14,931,712,453	$ —	$18,825,716,487

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	$ 22,843	$ 21,877,520
3.63%, 05/01/22	27,410	27,406,936
3.65%, 11/01/24 (Call 08/01/24)(a)	9,464	9,279,355
WPP Finance 2010
3.75%, 09/19/24(a)	17,189	16,758,324
4.75%, 11/21/21(a)	8,506	8,802,257
		84,124,392
Aerospace & Defense — 1.5%
General Dynamics Corp.
2.25%, 11/15/22 (Call 08/15/22)(a)	9,991	9,601,310
3.38%, 05/15/23 (Call 04/15/23)	10,000	10,058,956
3.50%, 05/15/25 (Call 03/15/25)	5,125	5,144,935
3.75%, 05/15/28 (Call 02/15/28)	12,985	13,108,877
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	12,005	11,488,626
3.35%, 09/15/21(a)	12,885	12,975,359
3.55%, 01/15/26 (Call 10/15/25)(a)	27,163	26,939,329
3.80%, 03/01/45 (Call 09/01/44)(a)	7,046	6,549,466
4.07%, 12/15/42(a)	16,953	16,494,691
4.09%, 09/15/52 (Call 03/15/52)	14,353	13,733,151
4.70%, 05/15/46 (Call 11/15/45)	16,540	17,712,698
Northrop Grumman Corp.
2.55%, 10/15/22 (Call 09/15/22)(a)	15,138	14,637,492
2.93%, 01/15/25 (Call 11/15/24)(a)	16,698	15,906,588
3.20%, 02/01/27 (Call 11/01/26)(a)	10,424	9,890,089
3.25%, 08/01/23(a)	13,608	13,503,897
3.25%, 01/15/28 (Call 10/15/27)(a)	26,561	25,134,804
4.03%, 10/15/47 (Call 04/15/47)(a)	30,095	28,373,873
4.75%, 06/01/43(a)	10,662	11,194,208
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)(a)	8,852	8,607,252
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)(a)	15,480	15,139,448
3.20%, 03/15/24 (Call 01/15/24)(a)	8,097	7,796,673
3.50%, 03/15/27 (Call 12/15/26)	12,318	11,799,309
4.35%, 04/15/47 (Call 10/15/46)(a)	15,007	14,466,839
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)(a)	6,089	5,858,593
2.65%, 11/01/26 (Call 08/01/26)(a)	19,473	17,636,959
2.80%, 05/04/24 (Call 03/04/24)(a)	14,802	14,030,560
3.10%, 06/01/22(a)	34,500	34,124,057
3.13%, 05/04/27 (Call 02/04/27)(a)	5,610	5,227,453
3.75%, 11/01/46 (Call 05/01/46)(a)	13,280	11,647,936
4.15%, 05/15/45 (Call 11/16/44)(a)	9,825	9,199,312
4.50%, 06/01/42(a)	41,861	41,368,627
5.70%, 04/15/40(a)	13,467	15,339,520
6.13%, 07/15/38	12,816	15,217,747
		489,908,634
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	235	215,237
2.85%, 08/09/22(a)	24,435	23,935,072
3.88%, 09/16/46 (Call 03/16/46)(a)	17,760	15,913,427
4.00%, 01/31/24(a)	15,626	15,912,357
4.25%, 08/09/42	9,766	9,203,893
4.75%, 05/05/21(a)	2,995	3,129,158
5.38%, 01/31/44	31,810	34,788,205
Security	Par(000)	Value
Agriculture (continued)
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)(a)	$ 7,393	$ 6,799,854
BAT Capital Corp.
2.76%, 08/15/22 (Call 07/15/22)(a)(b)	28,200	27,207,030
3.22%, 08/15/24 (Call 06/15/24)(b)	27,882	26,608,292
3.56%, 08/15/27 (Call 05/15/27)(a)(b)	53,785	50,740,828
4.39%, 08/15/37 (Call 02/15/37)(a)(b)	28,061	26,872,308
4.54%, 08/15/47 (Call 02/15/47)(b)	37,157	35,200,372
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)(a)	2,385	2,313,179
2.38%, 08/17/22 (Call 07/17/22)(a)	11,452	11,011,647
2.50%, 08/22/22(a)	11,558	11,172,300
2.50%, 11/02/22 (Call 10/02/22)(a)	3,373	3,251,924
2.75%, 02/25/26 (Call 11/25/25)(a)	7,024	6,550,722
2.90%, 11/15/21(a)	9,278	9,186,939
3.25%, 11/10/24(a)	10,860	10,614,189
3.38%, 08/11/25 (Call 05/11/25)	13,492	13,173,559
3.88%, 08/21/42(a)	2,957	2,700,236
4.13%, 03/04/43(a)	12,287	11,615,331
4.25%, 11/10/44(a)	9,608	9,268,430
4.38%, 11/15/41(a)	3,207	3,144,612
4.88%, 11/15/43	9,657	10,114,584
6.38%, 05/16/38	16,763	20,742,665
Reynolds American Inc.
4.00%, 06/12/22(a)	7,091	7,177,012
4.45%, 06/12/25 (Call 03/12/25)	31,514	31,957,043
5.70%, 08/15/35 (Call 02/15/35)(a)	8,596	9,416,893
5.85%, 08/15/45 (Call 02/15/45)	28,875	32,288,551
		482,225,849
Airlines — 0.0%
Delta Air Lines Inc., 3.63%, 03/15/22 (Call 02/15/22)(a)	1,399	1,386,802
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	11,038	10,157,989
3.88%, 11/01/45 (Call 05/01/45)(a)	18,469	17,975,277
		28,133,266
Auto Manufacturers — 2.1%
American Honda Finance Corp., 1.70%, 09/09/21(a)	7,173	6,872,340
Daimler Finance North America LLC, 8.50%, 01/18/31(a)	19,442	28,064,649
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	19,562	19,348,401
4.75%, 01/15/43	23,616	21,246,456
5.29%, 12/08/46 (Call 06/08/46)(a)	19,178	18,485,394
7.45%, 07/16/31	20,535	24,407,254
Ford Motor Credit Co. LLC
3.10%, 05/04/23(a)	13,271	12,719,293
3.22%, 01/09/22(a)	17,405	17,086,734
3.34%, 03/18/21	4,160	4,134,028
3.34%, 03/28/22 (Call 02/28/22)(a)	6,218	6,110,735
3.66%, 09/08/24	8,975	8,647,627
3.81%, 01/09/24 (Call 11/09/23)(a)	3,915	3,831,371
3.82%, 11/02/27 (Call 08/02/27)(a)	13,602	12,781,244
4.13%, 08/04/25(a)	7,524	7,399,846
4.14%, 02/15/23 (Call 01/15/23)	10,000	10,041,873
4.25%, 09/20/22(a)	19,495	19,731,182
4.38%, 08/06/23(a)	9,886	10,004,132
4.39%, 01/08/26(a)	20,443	20,331,324
5.88%, 08/02/21(a)	20,231	21,548,995

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	$ 5,155	$ 4,990,100
4.88%, 10/02/23(a)	34,280	35,519,397
5.00%, 04/01/35	8,588	8,367,539
5.15%, 04/01/38 (Call 10/01/37)(a)	15,714	15,284,694
5.20%, 04/01/45	18,548	17,670,316
5.40%, 04/01/48 (Call 10/01/47)(a)	11,385	11,203,007
6.25%, 10/02/43	19,506	20,942,590
6.60%, 04/01/36 (Call 10/01/35)	3,044	3,396,567
6.75%, 04/01/46 (Call 10/01/45)	6,427	7,324,630
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)(a)	19,834	19,356,201
3.20%, 07/06/21 (Call 06/06/21)	22,448	22,242,724
3.25%, 01/05/23 (Call 12/05/22)(a)	100	97,256
3.45%, 01/14/22 (Call 12/14/21)	22,791	22,604,581
3.45%, 04/10/22 (Call 02/10/22)(a)	26,955	26,711,076
3.50%, 11/07/24 (Call 09/07/24)(a)	7,016	6,715,895
3.70%, 05/09/23 (Call 03/09/23)(a)	16,150	15,961,946
3.95%, 04/13/24 (Call 02/13/24)(a)	23,690	23,385,195
4.00%, 01/15/25 (Call 10/15/24)(a)	11,032	10,842,469
4.00%, 10/06/26 (Call 07/06/26)(a)	13,449	12,918,021
4.30%, 07/13/25 (Call 04/13/25)(a)	18,694	18,532,080
4.35%, 04/09/25 (Call 02/09/25)(a)	2,745	2,740,669
4.35%, 01/17/27 (Call 10/17/26)	17,079	16,769,549
4.38%, 09/25/21	12,013	12,297,963
5.25%, 03/01/26 (Call 12/01/25)(a)	10,099	10,566,630
Toyota Motor Credit Corp.
1.90%, 04/08/21(a)	14,014	13,616,007
2.15%, 09/08/22(a)	2,734	2,619,404
2.60%, 01/11/22(a)	16,805	16,517,198
3.20%, 01/11/27(a)	7,421	7,236,268
3.30%, 01/12/22(a)	20,425	20,567,242
3.40%, 09/15/21(a)	10,556	10,672,919
		690,463,011
Banks — 27.1%
Australia & New Zealand Banking Group Ltd./New York NY
2.30%, 06/01/21	15,670	15,266,134
2.55%, 11/23/21(a)	9,304	9,090,643
2.63%, 05/19/22(a)	647	627,956
2.70%, 11/16/20	4,716	4,661,136
3.70%, 11/16/25	11,480	11,508,684
Banco Santander SA
3.13%, 02/23/23(a)	13,912	13,273,772
3.50%, 04/11/22(a)	15,797	15,441,852
3.80%, 02/23/28(a)	12,060	11,056,070
3.85%, 04/12/23	3,400	3,338,000
4.25%, 04/11/27(a)	18,722	17,923,932
4.38%, 04/12/28	11,997	11,549,577
5.18%, 11/19/25(a)	20,263	20,171,024
Bank of America Corp.
2.33%, 10/01/21 (Call 10/01/20)(a)(c)(d)	5,981	5,857,186
2.50%, 10/21/22 (Call 10/21/21)(a)	23,303	22,363,358
2.63%, 04/19/21	855	841,204
2.82%, 07/21/23 (Call 07/21/22)(a)(c)(d)	17,233	16,731,949
2.88%, 04/24/23 (Call 04/24/22)(a)(c)(d)	24,443	23,833,690
3.00%, 12/20/23 (Call 12/20/22)(a)(c)(d)	32,121	31,211,603
3.09%, 10/01/25 (Call 10/01/24)(c)(d)	11,552	10,980,040
3.12%, 01/20/23 (Call 01/20/22)(a)(c)(d)	16,090	15,866,429
3.25%, 10/21/27 (Call 10/21/26)(a)	31,397	29,366,380
Security	Par(000)	Value
Banks (continued)
3.30%, 01/11/23(a)	$ 50,471	$ 50,077,720
3.37%, 01/23/26 (Call 01/23/25)(c)(d)	21,503	20,806,600
3.42%, 12/20/28 (Call 12/20/27)(a)(c)(d)	83,602	78,999,225
3.50%, 04/19/26(a)	27,513	26,708,327
3.55%, 03/05/24 (Call 03/05/23)(c)(d)	1,202	1,193,023
3.59%, 07/21/28 (Call 07/21/27)(a)(c)(d)	31,048	29,760,070
3.71%, 04/24/28 (Call 04/24/27)(a)(c)(d)	31,782	30,759,204
3.82%, 01/20/28 (Call 01/20/27)(a)(c)(d)	28,125	27,476,719
3.88%, 08/01/25(a)	26,718	26,664,735
3.95%, 01/23/49 (Call 01/23/48)(a)(c)(d)	10,594	9,787,020
3.97%, 03/05/29 (Call 03/05/28)(a)(c)(d)	24,812	24,450,018
4.00%, 04/01/24(a)	38,817	39,390,956
4.00%, 01/22/25(a)	39,618	39,217,854
4.10%, 07/24/23	35,882	36,717,914
4.13%, 01/22/24	38,997	39,892,024
4.20%, 08/26/24(a)	41,884	42,311,598
4.24%, 04/24/38 (Call 04/24/37)(a)(c)(d)	23,360	23,055,790
4.25%, 10/22/26(a)	25,249	25,159,523
4.44%, 01/20/48 (Call 01/20/47)(a)(c)(d)	28,081	28,162,163
4.45%, 03/03/26(a)	19,935	20,139,796
4.88%, 04/01/44	951	1,013,868
5.00%, 01/21/44	24,957	27,043,812
5.70%, 01/24/22(a)	15,252	16,503,503
5.88%, 02/07/42(a)	18,399	22,070,366
6.11%, 01/29/37(a)	22,638	26,479,130
7.75%, 05/14/38	14,286	19,570,853
Series L, 3.95%, 04/21/25(a)	43,874	43,158,814
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	35,364	34,636,559
Bank of America N.A., 6.00%, 10/15/36(a)	7,681	9,222,667
Bank of Montreal
1.90%, 08/27/21(a)	15,827	15,219,156
2.35%, 09/11/22	17,381	16,676,760
2.55%, 11/06/22 (Call 10/06/22)(a)	16,934	16,382,277
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)(a)	12,122	11,799,449
2.20%, 08/16/23 (Call 06/16/23)	6,565	6,196,919
2.45%, 08/17/26 (Call 05/17/26)(a)	15,986	14,605,973
2.60%, 02/07/22 (Call 01/07/22)(a)	11,509	11,278,751
2.66%, 05/16/23 (Call 05/16/22)(a)(c)(d)	4,360	4,246,509
2.80%, 05/04/26 (Call 02/04/26)(a)	13,660	12,896,962
2.95%, 01/29/23 (Call 12/29/22)(a)	18,140	17,802,215
3.25%, 05/16/27 (Call 02/16/27)(a)	16,823	16,250,259
3.30%, 08/23/29 (Call 05/23/29)(a)	15,532	14,574,555
3.40%, 01/29/28 (Call 10/29/27)(a)	9,964	9,715,556
3.44%, 02/07/28 (Call 02/07/27)(c)(d)	762	745,876
3.50%, 04/28/23(a)	4,998	5,011,608
3.55%, 09/23/21 (Call 08/23/21)(a)	15,999	16,202,347
3.65%, 02/04/24 (Call 01/05/24)	12,274	12,405,232
Series G, 3.00%, 02/24/25 (Call 01/24/25)	6,074	5,839,349
Bank of Nova Scotia (The)
2.45%, 09/19/22(a)	2,875	2,773,207
2.70%, 03/07/22(a)	23,993	23,447,965
2.80%, 07/21/21(a)	10,955	10,842,629
4.50%, 12/16/25(a)	17,928	17,894,839
Barclays PLC
3.20%, 08/10/21(a)	6,718	6,602,722
3.65%, 03/16/25	32,307	30,334,965
3.68%, 01/10/23 (Call 01/10/22)(a)	17,328	16,995,578
4.34%, 05/16/24 (Call 05/16/23)(c)(d)	17,415	17,404,877
4.34%, 01/10/28 (Call 01/10/27)	18,738	17,848,977

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
4.38%, 09/11/24(a)	$ 14,058	$ 13,626,450
4.38%, 01/12/26(a)	35,479	34,643,853
4.84%, 05/09/28 (Call 05/07/27)(a)	17,769	16,804,376
4.95%, 01/10/47(a)	15,344	14,401,182
4.97%, 05/16/29 (Call 05/16/28)(a)(c)(d)	23,755	23,604,669
5.20%, 05/12/26(a)	29,174	28,598,639
5.25%, 08/17/45(a)	12,468	12,166,671
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)(a)	9,602	9,291,268
2.75%, 04/01/22 (Call 03/01/22)(a)	8,174	8,004,929
2.85%, 10/26/24 (Call 09/26/24)	12,195	11,712,941
BNP Paribas SA
4.25%, 10/15/24(a)	13,385	13,335,575
5.00%, 01/15/21(a)	4,069	4,262,210
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC, 3.25%, 03/03/23(a)	9,602	9,520,483
BPCE SA
2.65%, 02/03/21(a)	2,846	2,798,401
2.75%, 12/02/21(a)	12,976	12,706,587
4.00%, 04/15/24(a)	20,416	20,545,125
Branch Banking & Trust Co.
2.63%, 01/15/22 (Call 12/15/21)	3,636	3,551,315
3.63%, 09/16/25 (Call 08/16/25)	14,300	14,156,771
3.80%, 10/30/26 (Call 09/30/26)(a)	2,573	2,573,311
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22	17,525	16,983,846
Capital One Financial Corp.
3.05%, 03/09/22 (Call 02/09/22)(a)	2,677	2,625,547
3.20%, 01/30/23 (Call 12/30/22)(a)	24,696	24,100,115
3.20%, 02/05/25 (Call 01/05/25)	7,973	7,529,610
3.30%, 10/30/24 (Call 09/30/24)(a)	17,338	16,578,062
3.50%, 06/15/23(a)	8,187	8,036,943
3.75%, 04/24/24 (Call 03/24/24)(a)	4,045	3,987,552
3.75%, 07/28/26 (Call 06/28/26)(a)	32,319	30,325,968
3.75%, 03/09/27 (Call 02/09/27)(a)	15,579	14,912,192
3.80%, 01/31/28 (Call 12/31/27)(a)	9,211	8,759,060
4.20%, 10/29/25 (Call 09/29/25)(a)	18,914	18,544,916
4.25%, 04/30/25 (Call 03/31/25)	10,000	10,027,857
4.75%, 07/15/21(a)	7,807	8,108,411
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)(a)	16,432	15,848,533
2.65%, 08/08/22 (Call 07/08/22)	4,813	4,625,041
2.95%, 07/23/21 (Call 06/23/21)(a)	19,718	19,431,058
Citigroup Inc.
2.35%, 08/02/21(a)	15,888	15,432,949
2.70%, 10/27/22 (Call 09/27/22)(a)	8,806	8,500,766
2.75%, 04/25/22 (Call 03/25/22)(a)	47,377	46,065,936
2.88%, 07/24/23 (Call 07/24/22)(a)(c)(d)	27,867	26,969,546
2.90%, 12/08/21 (Call 11/08/21)(a)	35,653	35,082,434
3.14%, 01/24/23 (Call 01/24/22)(a)(c)(d)	11,991	11,791,925
3.20%, 10/21/26 (Call 07/21/26)(a)	38,581	36,074,720
3.30%, 04/27/25(a)	19,759	19,025,489
3.40%, 05/01/26	30,794	29,336,991
3.50%, 05/15/23	22,112	21,667,482
3.52%, 10/27/28 (Call 10/27/27)(a)(c)(d)	29,527	27,864,388
3.67%, 07/24/28 (Call 07/24/27)(c)(d)	42,157	40,298,859
3.70%, 01/12/26(a)	26,696	25,973,844
3.75%, 06/16/24(a)	673	669,305
3.88%, 10/25/23(a)	10,262	10,340,778
3.88%, 03/26/25(a)	17,473	17,028,461
Security	Par(000)	Value
Banks (continued)
3.88%, 01/24/39 (Call 01/24/38)(a)(c)(d)	$ 7,134	$ 6,594,022
3.89%, 01/10/28 (Call 01/10/27)(c)(d)	31,085	30,276,078
4.00%, 08/05/24(a)	8,771	8,711,126
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	6,000	6,054,452
4.05%, 07/30/22(a)	18,375	18,588,427
4.08%, 04/23/29 (Call 04/23/28)(a)(c)(d)	15,845	15,571,268
4.13%, 07/25/28(a)	28,336	27,360,961
4.28%, 04/24/48 (Call 04/24/47)(a)(c)(d)	5,945	5,716,785
4.30%, 11/20/26(a)	16,718	16,537,268
4.40%, 06/10/25(a)	25,765	25,832,167
4.45%, 09/29/27	48,878	48,409,909
4.50%, 01/14/22	33,001	34,207,477
4.60%, 03/09/26(a)	22,867	23,095,005
4.65%, 07/30/45	14,613	14,803,438
4.75%, 05/18/46(a)	17,830	17,481,038
5.30%, 05/06/44(a)	6,113	6,448,077
5.50%, 09/13/25(a)	19,645	20,946,016
5.88%, 01/30/42	12,719	15,053,169
6.63%, 06/15/32(a)	9,589	11,408,962
6.68%, 09/13/43	11,820	14,681,233
8.13%, 07/15/39	25,612	36,864,714
Citizens Bank N.A./Providence RI, 2.55%, 05/13/21 (Call 04/13/21)	2,726	2,673,492
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	10,118	10,133,288
Compass Bank, 2.88%, 06/29/22 (Call 05/29/22)	300	290,060
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	25,630	24,095,240
3.88%, 02/08/22	31,374	31,926,982
3.95%, 11/09/22	19,575	19,538,201
4.38%, 08/04/25	24,858	24,501,561
4.63%, 12/01/23	22,688	23,001,662
5.25%, 05/24/41(a)	21,534	24,432,390
5.25%, 08/04/45(a)	12,182	12,913,678
5.75%, 12/01/43(a)	9,359	10,605,898
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	1,785	1,754,569
2.75%, 01/10/22(a)	16,632	16,288,118
2.75%, 01/10/23(a)	31,238	30,262,890
3.38%, 05/21/25(a)	19,218	18,835,418
Credit Suisse AG/New York NY
3.00%, 10/29/21(a)	25,129	24,874,252
3.63%, 09/09/24(a)	33,299	33,066,133
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 03/26/25	27,551	26,542,587
3.80%, 09/15/22(a)	24,081	24,137,036
3.80%, 06/09/23(a)	22,556	22,414,524
4.55%, 04/17/26(a)	25,563	25,691,416
4.88%, 05/15/45(a)	24,127	24,133,811
Deutsche Bank AG
3.13%, 01/13/21(a)	4,588	4,459,202
3.38%, 05/12/21(a)	28,118	27,408,324
4.10%, 01/13/26(a)	803	747,319
4.25%, 10/14/21(a)	26,765	26,860,415
Deutsche Bank AG/London, 3.70%, 05/30/24(a)	20,509	19,195,811
Deutsche Bank AG/New York NY
3.30%, 11/16/22(a)	24,132	22,937,876
3.95%, 02/27/23	16,764	16,330,149

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
Discover Bank
3.20%, 08/09/21 (Call 07/09/21)(a)	$ 6,961	$ 6,889,623
3.45%, 07/27/26 (Call 04/27/26)(a)	11,887	11,072,000
4.20%, 08/08/23	13,555	13,764,277
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	14,995	14,897,164
4.30%, 01/16/24 (Call 12/16/23)(a)	3,825	3,902,573
8.25%, 03/01/38	9,218	12,831,465
Fifth Third Bank/Cincinnati OH
2.25%, 06/14/21 (Call 05/14/21)(a)	2,549	2,481,888
2.88%, 10/01/21 (Call 09/01/21)	15,812	15,628,605
3.85%, 03/15/26 (Call 02/15/26)	8,816	8,703,109
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)(a)	27,347	26,414,927
2.63%, 04/25/21 (Call 03/25/21)(a)	18,159	17,815,937
2.88%, 10/31/22 (Call 10/31/21)(c)(d)	32,550	31,776,547
2.91%, 06/05/23 (Call 06/05/22)(a)(c)(d)	16,587	16,073,292
2.91%, 07/24/23 (Call 07/24/22)(a)(c)(d)	42,798	41,373,023
3.00%, 04/26/22 (Call 04/26/21)(a)	42,497	41,739,907
3.20%, 02/23/23 (Call 01/23/23)(a)	22,201	21,745,522
3.27%, 09/29/25 (Call 09/29/24)(c)(d)	32,999	31,555,310
3.50%, 01/23/25 (Call 10/23/24)(a)	31,564	30,643,067
3.50%, 11/16/26 (Call 11/16/25)(a)	35,055	33,194,277
3.63%, 01/22/23(a)	28,310	28,292,615
3.69%, 06/05/28 (Call 06/05/27)(a)(c)(d)	32,982	31,412,281
3.75%, 05/22/25 (Call 02/22/25)(a)	30,743	30,125,973
3.75%, 02/25/26 (Call 11/25/25)(a)	28,299	27,474,879
3.81%, 04/23/29 (Call 04/23/28)(a)(c)(d)	32,304	30,910,903
3.85%, 07/08/24 (Call 04/08/24)(a)	32,848	32,715,954
3.85%, 01/26/27 (Call 01/26/26)(a)	31,686	30,668,781
4.00%, 03/03/24(a)	37,344	37,609,120
4.02%, 10/31/38 (Call 10/31/37)(c)(d)	29,371	27,130,592
4.22%, 05/01/29 (Call 05/01/28)(c)(d)	33,378	33,001,416
4.25%, 10/21/25(a)	22,772	22,579,923
4.41%, 04/23/39 (Call 04/23/38)(a)(c)(d)	18,295	17,734,441
4.75%, 10/21/45 (Call 04/21/45)(a)	23,913	24,203,591
4.80%, 07/08/44 (Call 01/08/44)	24,711	25,074,575
5.15%, 05/22/45(a)	21,251	21,875,163
5.25%, 07/27/21	40,341	42,539,693
5.75%, 01/24/22(a)	49,473	53,260,222
5.95%, 01/15/27	9,444	10,439,383
6.13%, 02/15/33(a)	23,062	26,905,896
6.25%, 02/01/41	27,492	32,834,542
6.45%, 05/01/36	855	1,003,257
6.75%, 10/01/37	66,557	80,083,093
HSBC Bank USA N.A./New York NY
5.63%, 08/15/35(a)	9,321	10,545,415
5.88%, 11/01/34	8,858	10,290,574
HSBC Holdings PLC
2.65%, 01/05/22	30,918	29,976,139
2.95%, 05/25/21(a)	33,209	32,816,812
3.03%, 11/22/23 (Call 11/22/22)(a)(c)(d)	12,164	11,818,343
3.26%, 03/13/23 (Call 03/13/22)(a)(c)(d)	24,234	23,841,702
3.40%, 03/08/21(a)	4,099	4,111,026
3.60%, 05/25/23(a)	22,854	22,752,894
3.90%, 05/25/26(a)	39,177	38,480,402
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	1,880	1,885,270
4.00%, 03/30/22(a)	27,755	28,220,610
4.04%, 03/13/28 (Call 03/13/27)(a)(c)(d)	7,932	7,779,508
4.25%, 03/14/24(a)	23,538	23,697,117
Security	Par(000)	Value
Banks (continued)
4.25%, 08/18/25(a)	$ 21,429	$ 21,096,651
4.30%, 03/08/26(a)	50,171	50,685,218
4.38%, 11/23/26(a)	24,976	24,631,071
4.88%, 01/14/22(a)	7,012	7,327,433
5.25%, 03/14/44(a)	29,611	30,690,961
6.10%, 01/14/42	8,005	9,929,139
6.50%, 05/02/36(a)	18,472	22,059,656
6.50%, 09/15/37(a)	30,488	36,629,362
6.80%, 06/01/38	21,411	26,431,554
HSBC USA Inc., 3.50%, 06/23/24(a)	12,184	11,963,481
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	7,158	6,887,210
3.15%, 03/14/21 (Call 02/14/21)(a)	18,634	18,599,685
ING Groep NV
3.15%, 03/29/22	25,218	24,803,227
3.95%, 03/29/27(a)	23,255	22,810,918
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)(a)	26,865	26,082,511
2.40%, 06/07/21 (Call 05/07/21)(a)	5,775	5,643,296
2.55%, 03/01/21 (Call 02/01/21)(a)	19,136	18,812,956
2.70%, 05/18/23 (Call 03/18/23)(a)	22,407	21,519,741
2.78%, 04/25/23 (Call 04/25/22)(a)(c)(d)	16,810	16,345,615
2.95%, 10/01/26 (Call 07/01/26)(a)	42,476	39,634,441
2.97%, 01/15/23 (Call 01/15/22)(a)	14,281	13,950,605
3.13%, 01/23/25 (Call 10/23/24)(a)	31,559	30,399,188
3.20%, 01/25/23(a)	28,302	27,934,295
3.20%, 06/15/26 (Call 03/15/26)(a)	25,637	24,359,972
3.22%, 03/01/25 (Call 03/01/24)(c)(d)	20,101	19,471,638
3.25%, 09/23/22(a)	41,651	41,321,357
3.30%, 04/01/26 (Call 01/01/26)(a)	40,919	39,193,454
3.38%, 05/01/23	16,891	16,560,580
3.51%, 01/23/29 (Call 01/23/28)(a)(c)(d)	20,890	19,909,215
3.54%, 05/01/28 (Call 05/01/27)(a)(c)(d)	17,902	17,179,681
3.56%, 04/23/24 (Call 04/23/23)(a)(c)(d)	19,727	19,631,028
3.63%, 05/13/24(a)	24,209	24,131,747
3.63%, 12/01/27 (Call 12/01/26)(a)	14,362	13,508,710
3.78%, 02/01/28 (Call 02/01/27)(a)(c)(d)	25,974	25,430,089
3.88%, 02/01/24(a)	15,804	16,007,747
3.88%, 09/10/24(a)	30,728	30,466,480
3.88%, 07/24/38 (Call 07/24/37)(a)(c)(d)	32,356	30,245,285
3.90%, 07/15/25 (Call 04/15/25)(a)	30,831	30,827,522
3.90%, 01/23/49 (Call 01/23/48)(a)(c)(d)	27,807	25,397,954
3.96%, 11/15/48 (Call 11/15/47)(c)(d)	18,470	16,904,880
4.01%, 04/23/29 (Call 04/23/28)(a)(c)(d)	16,446	16,266,707
4.03%, 07/24/48 (Call 07/24/47)(c)(d)	10,108	9,415,675
4.13%, 12/15/26(a)	28,184	28,045,298
4.25%, 10/01/27(a)	20,137	20,103,420
4.26%, 02/22/48 (Call 02/22/47)(a)(c)(d)	24,752	23,859,747
4.35%, 08/15/21(a)	31,836	32,880,183
4.50%, 01/24/22	30,654	31,820,066
4.63%, 05/10/21(a)	23,079	24,051,736
4.85%, 02/01/44(a)	15,673	16,714,657
4.95%, 06/01/45	18,034	18,670,304
5.40%, 01/06/42(a)	16,898	19,106,859
5.50%, 10/15/40(a)	11,203	12,831,711
5.60%, 07/15/41	24,848	28,772,476
5.63%, 08/16/43	15,265	17,197,122
6.40%, 05/15/38	34,715	43,363,881
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	4,996	4,874,655
KeyCorp., 5.10%, 03/24/21	2,639	2,767,792

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(c)(d)	$ 29,695	$ 28,375,817
3.00%, 01/11/22	22,717	22,197,621
3.10%, 07/06/21(a)	4,499	4,449,741
3.57%, 11/07/28 (Call 11/07/27)(a)(c)(d)	21,965	20,303,122
3.75%, 01/11/27(a)	23,304	22,059,047
4.34%, 01/09/48	15,036	13,124,323
4.38%, 03/22/28(a)	11,767	11,624,551
4.45%, 05/08/25	15,000	15,185,310
4.50%, 11/04/24	11,599	11,499,746
4.58%, 12/10/25(a)	23,459	23,004,238
4.65%, 03/24/26(a)	24,863	24,589,485
5.30%, 12/01/45(a)	2,756	2,780,075
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)(a)	1,421	1,367,605
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	18,728	18,033,446
2.67%, 07/25/22	18,224	17,661,298
2.76%, 09/13/26(a)	12,165	11,206,416
2.95%, 03/01/21	23,938	23,729,251
3.00%, 02/22/22(a)	4,365	4,297,711
3.29%, 07/25/27(a)	21,031	20,113,769
3.46%, 03/02/23(a)	5,159	5,138,109
3.68%, 02/22/27(a)	14,577	14,392,700
3.85%, 03/01/26(a)	40,429	40,395,298
Mizuho Financial Group Inc.
2.27%, 09/13/21	16,019	15,444,911
2.60%, 09/11/22	3,312	3,181,427
2.84%, 09/13/26(a)	10,379	9,597,879
2.95%, 02/28/22	16,470	16,118,440
3.17%, 09/11/27(a)	18,054	17,110,081
3.55%, 03/05/23	5,000	4,982,924
4.02%, 03/05/28(a)	9,198	9,273,987
Morgan Stanley
2.50%, 04/21/21(a)	20,375	19,925,860
2.63%, 11/17/21(a)	40,798	39,795,136
2.75%, 05/19/22(a)	40,461	39,421,237
3.13%, 01/23/23(a)	30,745	30,038,277
3.13%, 07/27/26(a)	34,016	31,905,651
3.59%, 07/22/28 (Call 07/22/27)(a)(c)(d)	41,368	39,453,481
3.63%, 01/20/27(a)	46,763	45,194,036
3.70%, 10/23/24(a)	42,584	42,338,039
3.74%, 04/24/24 (Call 04/24/23)(c)(d)	14,925	14,897,459
3.75%, 02/25/23(a)	30,174	30,285,958
3.77%, 01/24/29 (Call 01/24/28)(a)(c)(d)	42,648	41,178,231
3.88%, 01/27/26(a)	37,714	37,357,908
3.95%, 04/23/27(a)	24,400	23,543,311
3.97%, 07/22/38 (Call 07/22/37)(a)(c)(d)	10,138	9,544,159
4.00%, 07/23/25(a)	35,397	35,583,245
4.10%, 05/22/23(a)	17,490	17,700,870
4.30%, 01/27/45(a)	32,383	31,225,622
4.35%, 09/08/26(a)	28,083	27,935,789
4.38%, 01/22/47(a)	32,601	31,751,307
4.46%, 04/22/39 (Call 04/22/38)(c)(d)	19,954	19,952,705
4.88%, 11/01/22	18,478	19,281,828
5.00%, 11/24/25(a)	24,301	25,422,746
5.50%, 07/28/21	18,405	19,583,257
5.75%, 01/25/21	2,583	2,745,414
6.38%, 07/24/42	22,506	28,000,457
Security	Par(000)	Value
Banks (continued)
7.25%, 04/01/32(a)	$ 11,365	$ 14,593,231
Series F, 3.88%, 04/29/24(a)	34,760	34,942,365
National Australia Bank Ltd./New York
1.88%, 07/12/21(a)	14,223	13,620,024
2.50%, 05/22/22	9,539	9,222,561
2.50%, 07/12/26	12,419	11,260,335
2.63%, 01/14/21	3,146	3,102,280
2.80%, 01/10/22	14,323	14,050,831
3.00%, 01/20/23	10,281	10,067,856
3.38%, 01/14/26(a)	18,698	18,162,394
Northern Trust Corp., 3.95%, 10/30/25(a)	15,602	15,977,222
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(a)(e)	9,796	9,525,171
2.45%, 07/28/22 (Call 06/28/22)(e)	1,367	1,321,855
2.55%, 12/09/21 (Call 11/09/21)(a)(e)	7,262	7,105,565
2.63%, 02/17/22 (Call 01/18/22)(a)(e)	14,297	13,989,233
2.70%, 11/01/22 (Call 10/01/22)(e)	10,169	9,826,971
2.95%, 01/30/23 (Call 12/30/22)(e)	2,848	2,772,841
2.95%, 02/23/25 (Call 01/24/25)(e)	7,737	7,436,158
3.10%, 10/25/27 (Call 09/25/27)(a)(e)	2,937	2,786,159
3.25%, 06/01/25 (Call 05/02/25)(e)	18,433	17,963,959
3.80%, 07/25/23 (Call 06/25/23)(a)(e)	7,459	7,525,210
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(e)	3,083	2,939,058
3.30%, 03/08/22 (Call 02/06/22)(a)(e)	10,626	10,606,597
3.90%, 04/29/24 (Call 03/29/24)(a)(e)	3,045	3,060,330
Regions Financial Corp., 2.75%, 08/14/22 (Call 07/14/22)	12,156	11,770,841
Royal Bank of Canada
2.50%, 01/19/21(a)	7,219	7,106,108
2.75%, 02/01/22(a)	7,399	7,269,431
4.65%, 01/27/26(a)	27,579	27,981,877
Royal Bank of Scotland Group PLC
3.50%, 05/15/23 (Call 05/15/22)(c)(d)	566	550,934
3.88%, 09/12/23(a)	47,616	46,594,227
4.80%, 04/05/26(a)	25,393	25,561,739
4.89%, 05/18/29 (Call 05/18/28)(c)(d)	15,000	14,959,827
Santander Holdings USA Inc.
3.40%, 01/18/23 (Call 12/18/22)	8,898	8,637,663
3.70%, 03/28/22 (Call 02/28/22)	36,092	35,673,373
4.40%, 07/13/27 (Call 06/13/27)(a)	15,037	14,517,927
4.50%, 07/17/25 (Call 04/17/25)	5,003	4,943,951
Santander UK Group Holdings PLC
2.88%, 08/05/21(a)	12,123	11,813,371
3.13%, 01/08/21	4,067	4,026,073
3.37%, 01/05/24 (Call 01/05/23)(a)(c)(d)	6,331	6,148,751
3.57%, 01/10/23 (Call 01/10/22)(a)	8,476	8,264,358
3.82%, 11/03/28 (Call 11/03/27)(c)(d)	6,374	5,889,107
Santander UK PLC, 4.00%, 03/13/24(a)	11,630	11,768,539
Skandinaviska Enskilda Banken AB, 1.88%, 09/13/21(a)	12,540	11,993,608
State Street Corp.
1.95%, 05/19/21	3,604	3,489,071
2.65%, 05/19/26(a)	13,710	12,839,065
3.10%, 05/15/23(a)	6,440	6,367,759
3.30%, 12/16/24(a)	29,399	29,042,384
3.55%, 08/18/25(a)	13,615	13,598,023
3.70%, 11/20/23(a)	10,068	10,240,513
4.38%, 03/07/21	4,554	4,721,680
Sumitomo Mitsui Banking Corp., 3.20%, 07/18/22	8,574	8,491,307

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	$ 19,093	$ 18,365,585
2.44%, 10/19/21(a)	17,709	17,182,350
2.63%, 07/14/26(a)	29,987	27,417,102
2.78%, 07/12/22	27,217	26,425,821
2.78%, 10/18/22	14,478	14,022,652
2.85%, 01/11/22	10,687	10,469,504
3.01%, 10/19/26	21,772	20,453,660
3.10%, 01/17/23(a)	11,286	11,069,401
3.35%, 10/18/27(a)	6,868	6,591,661
3.36%, 07/12/27	22,741	21,882,702
3.45%, 01/11/27(a)	17,529	16,985,938
3.54%, 01/17/28(a)	13,915	13,583,951
3.78%, 03/09/26	19,383	19,293,584
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	4,825	4,651,463
3.30%, 05/15/26 (Call 04/15/26)(a)	11,553	10,971,795
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	3,233	3,155,862
2.90%, 03/03/21 (Call 02/03/21)(a)	11,894	11,792,641
4.00%, 05/01/25 (Call 03/01/25)	8,842	8,929,542
Svenska Handelsbanken AB
1.88%, 09/07/21	9,920	9,490,682
2.45%, 03/30/21(a)	20,305	19,909,507
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	6,064	5,853,125
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	10,907	10,477,140
2.13%, 04/07/21(a)	10,276	9,990,348
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	6,366	6,262,574
2.95%, 07/15/22 (Call 06/15/22)(a)	15,656	15,362,937
3.00%, 03/15/22 (Call 02/15/22)(a)	1,872	1,858,620
3.10%, 04/27/26 (Call 03/27/26)(a)	8,711	8,266,470
3.60%, 09/11/24 (Call 08/11/24)(a)	4,876	4,840,852
3.70%, 01/30/24 (Call 12/29/23)	6,243	6,334,256
3.90%, 04/26/28 (Call 03/24/28)	10,000	10,160,339
4.13%, 05/24/21 (Call 04/23/21)(a)	3,108	3,199,818
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	23,060	20,971,163
Series V, 2.63%, 01/24/22 (Call 12/23/21)	11,877	11,701,111
Series X, 3.15%, 04/27/27 (Call 03/27/27)	22,224	21,325,157
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	9,004	8,580,397
2.85%, 01/23/23 (Call 12/23/22)	17,764	17,480,238
Wells Fargo & Co.
2.10%, 07/26/21(a)	32,053	30,879,363
2.50%, 03/04/21	1,415	1,387,734
2.55%, 12/07/20	500	492,817
2.63%, 07/22/22(a)	48,847	47,044,673
3.00%, 01/22/21(a)	1,631	1,622,135
3.00%, 02/19/25(a)	27,198	25,720,732
3.00%, 04/22/26(a)	50,046	46,766,320
3.00%, 10/23/26	48,466	44,972,508
3.07%, 01/24/23 (Call 01/24/22)(a)	50,840	49,529,965
3.30%, 09/09/24(a)	16,535	16,091,841
3.50%, 03/08/22(a)	34,908	34,966,174
3.55%, 09/29/25(a)	39,179	38,127,882
3.58%, 05/22/28 (Call 05/22/27)(a)(c)(d)	36,233	34,673,169
3.90%, 05/01/45(a)	12,593	11,698,275
4.10%, 06/03/26(a)	26,136	25,736,807
4.13%, 08/15/23(a)	6,937	7,013,607
Security	Par(000)	Value
Banks (continued)
4.30%, 07/22/27(a)	$ 21,764	$ 21,568,844
4.40%, 06/14/46(a)	11,825	11,039,592
4.60%, 04/01/21(a)	3,707	3,831,844
4.65%, 11/04/44	32,680	31,717,149
4.75%, 12/07/46	33,062	32,658,386
4.90%, 11/17/45	27,782	28,270,585
5.38%, 02/07/35(a)	11,897	13,376,856
5.38%, 11/02/43(a)	30,435	32,613,982
5.50%, 08/01/35	11,026	12,001,077
5.61%, 01/15/44(a)	27,078	29,780,647
Series M, 3.45%, 02/13/23(a)	31,678	31,094,051
Wells Fargo Bank N.A.
5.85%, 02/01/37(a)	11,161	13,143,486
6.60%, 01/15/38	15,721	19,860,089
Westpac Banking Corp.
2.00%, 08/19/21(a)	17,566	16,924,033
2.10%, 05/13/21(a)	15,492	15,017,008
2.50%, 06/28/22(a)	4,439	4,285,447
2.70%, 08/19/26(a)	19,284	17,809,881
2.80%, 01/11/22	15,482	15,221,429
2.85%, 05/13/26(a)	26,388	24,589,568
3.35%, 03/08/27(a)	16,507	15,892,994
3.40%, 01/25/28(a)	21,305	20,491,686
		8,844,328,284
Beverages — 3.6%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23(a)	13,825	13,362,032
2.65%, 02/01/21 (Call 01/01/21)(a)	1,699	1,683,328
3.30%, 02/01/23 (Call 12/01/22)(a)	66,633	66,321,071
3.65%, 02/01/26 (Call 11/01/25)(a)	139,146	136,963,745
3.70%, 02/01/24(a)	4,606	4,640,090
4.00%, 01/17/43(a)	7,893	7,279,744
4.63%, 02/01/44	8,894	8,945,216
4.70%, 02/01/36 (Call 08/01/35)(a)	73,160	75,310,406
4.90%, 02/01/46 (Call 08/01/45)(a)	137,503	143,043,505
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22(a)	33,642	32,635,936
3.50%, 01/12/24 (Call 12/12/23)	21,323	21,309,313
3.75%, 01/15/22(a)	37,935	38,626,517
3.75%, 07/15/42(a)	2,845	2,540,162
4.00%, 04/13/28 (Call 01/13/28)(a)	33,084	33,044,895
4.38%, 04/15/38 (Call 10/15/37)	25,086	24,882,859
4.44%, 10/06/48 (Call 04/06/48)(a)	17,596	17,174,303
4.60%, 04/15/48 (Call 10/15/47)(a)	34,507	34,525,779
4.75%, 04/15/58 (Call 10/15/57)	21,418	21,413,078
4.95%, 01/15/42(a)	14,121	14,914,196
8.20%, 01/15/39(a)	13,612	19,822,467
Coca-Cola Co. (The)
1.55%, 09/01/21	1,749	1,677,639
2.25%, 09/01/26(a)	5,860	5,338,977
2.50%, 04/01/23(a)	10,825	10,524,078
2.88%, 10/27/25	14,318	13,764,122
3.15%, 11/15/20(a)	11,814	11,919,870
3.20%, 11/01/23(a)	13,918	13,970,084
3.30%, 09/01/21(a)	12,535	12,728,999
Constellation Brands Inc., 4.25%, 05/01/23(a)	7,497	7,684,199
Diageo Capital PLC, 2.63%, 04/29/23 (Call 01/29/23)(a)	15,971	15,514,523
Diageo Investment Corp., 2.88%, 05/11/22(a)	6,165	6,091,776

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Beverages (continued)
Maple Escrow Subsidiary Inc.
4.06%, 05/25/23 (Call 04/25/23)(b)	$ 22,570	$ 22,692,623
4.42%, 05/25/25 (Call 03/25/25)(b)	10,000	10,092,324
4.60%, 05/25/28 (Call 02/25/28)(b)	22,110	22,236,180
5.09%, 05/25/48 (Call 11/25/47)(a)(b)	7,565	7,609,365
Molson Coors Brewing Co.
2.10%, 07/15/21 (Call 06/15/21)(a)	9,861	9,472,787
3.00%, 07/15/26 (Call 04/15/26)(a)	31,066	28,345,277
4.20%, 07/15/46 (Call 01/15/46)(a)	28,757	25,720,246
5.00%, 05/01/42(a)	7,014	7,054,107
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(a)	2,253	2,166,676
2.25%, 05/02/22 (Call 04/02/22)	9,182	8,907,713
2.38%, 10/06/26 (Call 07/06/26)(a)	18,957	17,314,533
2.75%, 03/05/22(a)	15,247	15,137,403
2.75%, 03/01/23(a)	21,512	21,210,729
2.75%, 04/30/25 (Call 01/30/25)(a)	16,514	15,782,597
2.85%, 02/24/26 (Call 11/24/25)(a)	14,253	13,573,314
3.00%, 08/25/21(a)	2,803	2,817,719
3.00%, 10/15/27 (Call 07/15/27)(a)	20,119	19,236,621
3.10%, 07/17/22 (Call 05/17/22)	5,714	5,724,416
3.45%, 10/06/46 (Call 04/06/46)(a)	14,885	13,495,842
3.60%, 03/01/24 (Call 12/01/23)(a)	12,715	12,925,475
4.00%, 03/05/42	5,883	5,860,036
4.00%, 05/02/47 (Call 11/02/46)(a)	9,532	9,465,933
4.45%, 04/14/46 (Call 10/14/45)(a)	19,369	20,561,968
4.88%, 11/01/40(a)	11,856	13,402,016
5.50%, 01/15/40	12,843	15,605,299
Pepsi-Cola Metropolitan Bottling Co. Inc., Series B, 7.00%, 03/01/29	8,552	10,981,815
		1,175,045,923
Biotechnology — 2.4%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)(a)	1,745	1,676,353
2.25%, 08/19/23 (Call 06/19/23)	12,608	11,835,401
2.60%, 08/19/26 (Call 05/19/26)(a)	16,265	14,743,717
2.65%, 05/11/22 (Call 04/11/22)	32,568	31,656,884
3.13%, 05/01/25 (Call 02/01/25)(a)	20,532	19,646,112
3.20%, 11/02/27 (Call 08/02/27)	7,346	6,890,256
3.63%, 05/15/22 (Call 02/15/22)(a)	7,913	7,972,453
3.63%, 05/22/24 (Call 02/22/24)(a)	20,072	20,071,352
3.88%, 11/15/21 (Call 08/15/21)(a)	10,474	10,702,658
4.10%, 06/15/21 (Call 03/15/21)	22,833	23,415,892
4.40%, 05/01/45 (Call 11/01/44)	24,186	23,523,035
4.56%, 06/15/48 (Call 12/15/47)	19,344	19,218,307
4.66%, 06/15/51 (Call 12/15/50)(a)	43,827	43,971,138
5.15%, 11/15/41 (Call 05/15/41)(a)	15,438	16,636,105
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	17,645	17,313,113
5.25%, 06/23/45 (Call 12/23/44)(a)	16,701	17,538,609
Biogen Inc.
3.63%, 09/15/22(a)	7,879	7,924,296
4.05%, 09/15/25 (Call 06/15/25)(a)	28,707	29,105,307
5.20%, 09/15/45 (Call 03/15/45)	26,072	27,746,195
Celgene Corp.
2.75%, 02/15/23 (Call 01/15/23)(a)	3,624	3,478,237
3.25%, 08/15/22	7,508	7,386,512
3.25%, 02/20/23 (Call 01/20/23)	4,900	4,804,322
3.45%, 11/15/27 (Call 08/15/27)(a)	15,923	14,829,770
3.55%, 08/15/22	5,339	5,322,055
Security	Par(000)	Value
Biotechnology (continued)
3.63%, 05/15/24 (Call 02/15/24)(a)	$ 13,558	$ 13,291,461
3.88%, 08/15/25 (Call 05/15/25)(a)	31,504	30,889,741
3.90%, 02/20/28 (Call 11/20/27)(a)	23,385	22,472,438
4.35%, 11/15/47 (Call 05/15/47)	19,379	17,543,869
4.55%, 02/20/48 (Call 08/20/47)	21,339	19,919,037
4.63%, 05/15/44 (Call 11/15/43)(a)	16,437	15,640,857
5.00%, 08/15/45 (Call 02/15/45)(a)	24,497	24,541,131
Gilead Sciences Inc.
2.50%, 09/01/23 (Call 07/01/23)(a)	1,600	1,531,255
2.95%, 03/01/27 (Call 12/01/26)(a)	23,697	22,229,295
3.25%, 09/01/22 (Call 07/01/22)(a)	6,010	6,006,242
3.50%, 02/01/25 (Call 11/01/24)	29,481	29,225,818
3.65%, 03/01/26 (Call 12/01/25)(a)	37,092	36,782,170
3.70%, 04/01/24 (Call 01/01/24)(a)	38,377	38,678,286
4.00%, 09/01/36 (Call 03/01/36)(a)	6,089	5,869,068
4.15%, 03/01/47 (Call 09/01/46)(a)	18,886	18,192,814
4.40%, 12/01/21 (Call 09/01/21)(a)	8,483	8,810,204
4.50%, 04/01/21 (Call 01/01/21)(a)	7,030	7,278,378
4.50%, 02/01/45 (Call 08/01/44)	21,428	21,580,085
4.60%, 09/01/35 (Call 03/01/35)	9,466	9,855,456
4.75%, 03/01/46 (Call 09/01/45)	25,056	26,042,502
4.80%, 04/01/44 (Call 10/01/43)(a)	17,913	18,750,418
5.65%, 12/01/41 (Call 06/01/41)(a)	14,107	16,315,973
		798,854,577
Chemicals — 1.1%
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)(a)	22,506	22,058,605
3.50%, 10/01/24 (Call 07/01/24)(a)	7,687	7,531,125
4.13%, 11/15/21 (Call 08/15/21)(a)	7,329	7,504,170
4.25%, 11/15/20 (Call 08/15/20)(a)	5,206	5,349,529
4.38%, 11/15/42 (Call 05/15/42)(a)	18,272	17,670,656
5.25%, 11/15/41 (Call 05/15/41)	9,383	10,127,092
7.38%, 11/01/29(a)	13,373	17,025,034
9.40%, 05/15/39	10,708	16,831,089
Eastman Chemical Co.
3.60%, 08/15/22 (Call 05/15/22)	7,580	7,590,314
3.80%, 03/15/25 (Call 12/15/24)(a)	645	645,567
4.65%, 10/15/44 (Call 04/15/44)(a)	20,660	20,778,008
EI du Pont de Nemours & Co.
2.80%, 02/15/23(a)	7,398	7,201,195
3.63%, 01/15/21(a)	3,147	3,197,210
4.15%, 02/15/43(a)	5,945	5,616,040
LYB International Finance BV
4.00%, 07/15/23(a)	13,482	13,593,399
4.88%, 03/15/44 (Call 09/15/43)(a)	13,726	13,973,047
5.25%, 07/15/43	11,207	11,887,532
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	16,447	15,613,043
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	13,926	13,205,616
5.75%, 04/15/24 (Call 01/15/24)	12,906	14,039,489
6.00%, 11/15/21 (Call 08/17/21)(a)	12,527	13,508,336
Monsanto Co.
3.38%, 07/15/24 (Call 04/15/24)(a)	11,770	11,402,025
4.40%, 07/15/44 (Call 01/15/44)(a)	9,846	9,371,739
4.70%, 07/15/64 (Call 01/15/64)	2,372	2,167,048
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)(a)	13,408	13,503,692
Nutrien Ltd., 3.63%, 03/15/24 (Call 12/15/23)	5,091	4,976,911
Rohm & Haas Co., 7.85%, 07/15/29(a)	10,118	13,252,192

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Chemicals (continued)
Sherwin-Williams Co. (The)
2.75%, 06/01/22 (Call 05/01/22)(a)	$ 25,450	$ 24,738,698
3.45%, 06/01/27 (Call 03/01/27)(a)	18,196	17,291,602
4.50%, 06/01/47 (Call 12/01/46)(a)	16,340	15,996,419
		357,646,422
Commercial Services — 0.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)(a)	12,167	12,159,570
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	13,562	12,576,189
3.95%, 12/01/47 (Call 06/01/47)	301	289,174
4.35%, 12/08/21	5,586	5,793,461
5.50%, 12/08/41	703	840,753
S&P Global Inc., 4.40%, 02/15/26 (Call 11/15/25)(a)	13,755	14,288,823
Total System Services Inc.
3.80%, 04/01/21 (Call 03/01/21)(a)	5,995	6,024,859
4.80%, 04/01/26 (Call 01/01/26)	8,703	9,023,856
		60,996,685
Computers — 3.7%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	16,680	16,030,119
2.10%, 09/12/22 (Call 08/12/22)(a)	9,934	9,562,460
2.15%, 02/09/22(a)	12,598	12,258,204
2.30%, 05/11/22 (Call 04/11/22)(a)	16,209	15,796,351
2.40%, 01/13/23 (Call 12/13/22)(a)	9,643	9,353,274
2.40%, 05/03/23(a)	68,635	66,383,120
2.45%, 08/04/26 (Call 05/04/26)(a)	33,617	31,012,005
2.50%, 02/09/22 (Call 01/09/22)(a)	16,248	15,988,212
2.50%, 02/09/25(a)	17,994	16,990,568
2.70%, 05/13/22(a)	12,354	12,209,818
2.75%, 01/13/25 (Call 11/13/24)	21,990	21,128,221
2.85%, 05/06/21(a)	412	412,958
2.85%, 02/23/23 (Call 12/23/22)(a)	13,441	13,296,040
2.85%, 05/11/24 (Call 03/11/24)(a)	29,168	28,444,021
2.90%, 09/12/27 (Call 06/12/27)	34,367	32,572,788
3.00%, 02/09/24 (Call 12/09/23)(a)	23,497	23,120,014
3.00%, 06/20/27 (Call 03/20/27)(a)	4,529	4,341,900
3.00%, 11/13/27 (Call 08/13/27)(a)	15,364	14,704,568
3.20%, 05/13/25(a)	21,674	21,352,670
3.20%, 05/11/27 (Call 02/11/27)(a)	35,987	34,917,240
3.25%, 02/23/26 (Call 11/23/25)(a)	45,712	45,014,782
3.35%, 02/09/27 (Call 11/09/26)(a)	43,029	42,346,784
3.45%, 05/06/24(a)	23,972	24,080,205
3.45%, 02/09/45	26,538	24,036,714
3.75%, 09/12/47 (Call 03/12/47)(a)	15,416	14,650,838
3.75%, 11/13/47 (Call 05/13/47)(a)	17,587	16,844,422
3.85%, 05/04/43(a)	40,389	39,161,655
3.85%, 08/04/46 (Call 02/04/46)	14,365	13,869,459
4.25%, 02/09/47 (Call 08/09/46)	20,477	21,096,894
4.38%, 05/13/45(a)	20,595	21,597,105
4.45%, 05/06/44(a)	11,732	12,441,812
4.50%, 02/23/36 (Call 08/23/35)(a)	18,278	19,964,818
4.65%, 02/23/46 (Call 08/23/45)(a)	44,687	48,782,076
Dell International LLC/EMC Corp.
4.42%, 06/15/21 (Call 05/15/21)(b)	38,649	39,371,385
5.45%, 06/15/23 (Call 04/15/23)(b)	49,173	51,772,545
6.02%, 06/15/26 (Call 03/15/26)(b)	55,053	58,083,657
8.10%, 07/15/36 (Call 01/15/36)(b)	17,103	20,137,006
8.35%, 07/15/46 (Call 01/15/46)(b)	23,078	28,208,466
Security	Par(000)	Value
Computers (continued)
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)(a)	$ 7,285	$ 7,518,996
4.90%, 10/15/25 (Call 07/15/25)(a)	39,091	40,274,851
6.20%, 10/15/35 (Call 04/15/35)(a)	12,965	13,454,657
6.35%, 10/15/45 (Call 04/15/45)(a)	18,578	18,791,727
HP Inc.
4.30%, 06/01/21	9,219	9,496,730
6.00%, 09/15/41(a)	16,997	17,441,308
IBM Credit LLC, 3.00%, 02/06/23(a)	3,305	3,262,764
International Business Machines Corp.
1.88%, 08/01/22(a)	13,267	12,608,510
2.25%, 02/19/21(a)	10,607	10,419,582
2.50%, 01/27/22(a)	10,478	10,265,163
2.88%, 11/09/22(a)	12,251	12,086,670
3.30%, 01/27/27(a)	1,282	1,254,598
3.38%, 08/01/23(a)	13,037	13,070,084
3.45%, 02/19/26(a)	23,875	23,711,934
3.63%, 02/12/24(a)	21,333	21,595,921
4.00%, 06/20/42	23,735	23,456,629
4.70%, 02/19/46(a)	1,372	1,519,411
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	4,733	4,667,921
4.75%, 06/01/23(a)	5,536	5,447,161
4.75%, 01/01/25(a)	12,266	11,777,200
		1,203,456,991
Cosmetics & Personal Care — 0.3%
Procter & Gamble Co. (The)
1.70%, 11/03/21(a)	3,759	3,620,161
2.15%, 08/11/22(a)	7,081	6,851,696
2.30%, 02/06/22(a)	8,191	8,017,834
2.45%, 11/03/26(a)	12,106	11,263,301
2.85%, 08/11/27(a)	12,434	11,931,679
3.10%, 08/15/23(a)	15,446	15,465,351
Unilever Capital Corp.
2.20%, 05/05/22 (Call 04/05/22)(a)	3,409	3,293,491
2.90%, 05/05/27 (Call 02/05/27)(a)	15,696	14,946,858
4.25%, 02/10/21	7,970	8,232,473
5.90%, 11/15/32	11,525	14,283,605
		97,906,449
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	1,370	1,295,679
3.65%, 07/21/27 (Call 04/21/27)(a)	11,100	10,224,224
3.95%, 02/01/22 (Call 01/01/22)(a)	24,500	24,545,629
4.50%, 05/15/21(a)	14,475	14,808,100
5.00%, 10/01/21(a)	4,451	4,622,581
Air Lease Corp., 3.00%, 09/15/23 (Call 07/15/23)(a)	12,100	11,548,340
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)(a)	23,385	22,483,609
2.65%, 12/02/22(a)	19,458	18,765,698
3.00%, 10/30/24 (Call 09/29/24)(a)	16,605	16,005,820
3.40%, 02/27/23 (Call 01/27/23)(a)	23,668	23,516,683
4.05%, 12/03/42(a)	12,951	12,687,696
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/04/21)	4,806	4,690,821
2.70%, 03/03/22 (Call 01/31/22)(a)	24,928	24,437,357
3.30%, 05/03/27 (Call 04/03/27)(a)	28,241	27,275,367
Ameriprise Financial Inc., 4.00%, 10/15/23(a)	9,851	10,119,115

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Diversified Financial Services (continued)
Brookfield Finance Inc., 4.70%, 09/20/47 (Call 03/20/47)	$ 15,849	$ 15,395,234
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)(a)	3,175	3,172,678
Capital One Bank USA N.A., 3.38%, 02/15/23	13,752	13,418,283
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	1,725	1,679,150
3.85%, 05/21/25 (Call 03/21/25)	10,000	10,159,140
CME Group Inc.
3.00%, 09/15/22(a)	4,287	4,239,974
3.00%, 03/15/25 (Call 12/15/24)(a)	11,813	11,492,603
5.30%, 09/15/43 (Call 03/15/43)(a)	9,268	11,136,400
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	16,381	15,855,375
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/25(a)	29,502	28,325,263
4.42%, 11/15/35	146,941	141,412,565
Intercontinental Exchange Inc.
3.75%, 12/01/25 (Call 09/01/25)	27,247	27,316,662
4.00%, 10/15/23(a)	2,803	2,869,082
International Lease Finance Corp., 5.88%, 08/15/22(a)	3,312	3,547,812
Jefferies Group LLC, 6.88%, 04/15/21(a)	2,263	2,452,882
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30(a)	12,309	11,076,185
4.85%, 01/15/27	8,807	8,713,973
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	15,089	14,577,557
3.38%, 04/01/24	13,385	13,458,488
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	329	304,419
3.75%, 08/15/21 (Call 06/15/21)	1,840	1,845,383
3.95%, 12/01/27 (Call 09/01/27)(a)	12,348	11,498,233
4.25%, 08/15/24 (Call 05/15/24)(a)	13,244	13,076,371
4.50%, 07/23/25 (Call 04/24/25)(a)	27,027	26,819,360
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)(a)	3,864	3,824,273
3.30%, 04/01/27 (Call 01/01/27)(a)	10,310	9,984,075
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)(a)	10,714	10,319,384
2.75%, 09/15/27 (Call 06/15/27)(a)	9,150	8,609,513
2.80%, 12/14/22 (Call 10/14/22)(a)	26,199	25,816,157
3.15%, 12/14/25 (Call 09/14/25)	48,305	47,214,321
3.65%, 09/15/47 (Call 03/15/47)(a)	3,717	3,532,788
4.15%, 12/14/35 (Call 06/14/35)	15,721	16,467,454
4.30%, 12/14/45 (Call 06/14/45)(a)	40,652	42,966,213
		789,603,969
Electric — 2.2%
Berkshire Hathaway Energy Co.
3.80%, 07/15/48 (Call 01/15/48)	8,024	7,547,852
4.50%, 02/01/45 (Call 08/01/44)(a)	13,847	14,500,205
5.15%, 11/15/43 (Call 05/15/43)(a)	8,668	9,878,849
6.13%, 04/01/36	23,628	29,841,375
Consolidated Edison Co. of New York Inc.
4.45%, 03/15/44 (Call 09/15/43)(a)	10,562	11,024,118
4.63%, 12/01/54 (Call 06/01/54)	10,673	11,160,270
Dominion Energy Inc., 3.90%, 10/01/25 (Call 07/01/25)(a)	23,360	23,124,454
Security	Par(000)	Value
Electric (continued)
Duke Energy Carolinas LLC
3.88%, 03/15/46 (Call 09/15/45)	$ 597	$ 585,976
5.30%, 02/15/40	2,180	2,578,914
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)(a)	3,872	3,696,310
2.65%, 09/01/26 (Call 06/01/26)(a)	28,677	26,054,592
3.15%, 08/15/27 (Call 05/15/27)(a)	19,213	17,955,044
3.75%, 04/15/24 (Call 01/15/24)(a)	7,033	7,039,596
3.75%, 09/01/46 (Call 03/01/46)(a)	25,648	23,123,165
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	4,995	6,603,828
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	8,597	8,390,500
3.55%, 06/15/26 (Call 03/15/26)	8,362	7,959,064
4.75%, 06/15/46 (Call 12/15/45)	15,985	15,967,479
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)(a)	2,785	2,557,274
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	16,602	15,932,189
3.50%, 06/01/22 (Call 05/01/22)(a)	16,736	16,572,369
3.95%, 06/15/25 (Call 03/15/25)(a)	12,894	12,849,763
4.45%, 04/15/46 (Call 10/15/45)	7,106	7,067,326
5.10%, 06/15/45 (Call 12/15/44)	1,783	1,944,362
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	14,111	14,327,254
6.25%, 10/01/39(a)	10,808	11,711,853
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	18,931	18,572,623
Series B, 4.25%, 03/15/23 (Call 12/15/22)	11,954	12,187,336
Series C, 4.85%, 07/15/47 (Call 01/15/47)	13,502	14,135,140
Series C, 7.38%, 11/15/31	19,494	25,607,734
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	12,544	11,521,781
Georgia Power Co., 4.30%, 03/15/42(a)	12,041	12,268,010
NextEra Energy Capital Holdings Inc., 3.55%, 05/01/27 (Call 02/01/27)(a)	26,149	25,179,813
Oncor Electric Delivery Co. LLC, 7.00%, 09/01/22(a)	9,941	11,358,594
Pacific Gas & Electric Co.
3.30%, 12/01/27 (Call 09/01/27)(b)	2,100	1,946,355
3.30%, 12/01/27 (Call 09/01/27)(a)	18,078	16,755,332
3.95%, 12/01/47 (Call 06/01/47)(a)	10,511	9,431,701
5.40%, 01/15/40(a)	10,600	11,556,777
5.80%, 03/01/37(a)	7,931	8,991,230
6.05%, 03/01/34(a)	32,742	37,923,628
Sempra Energy
2.90%, 02/01/23 (Call 01/01/23)	1,385	1,353,629
3.25%, 06/15/27 (Call 03/15/27)(a)	15,787	14,856,737
3.40%, 02/01/28 (Call 10/01/27)(a)	17,848	16,892,934
3.80%, 02/01/38 (Call 08/01/37)	6,502	6,029,061
4.00%, 02/01/48 (Call 08/01/47)(a)	14,478	13,390,941
6.00%, 10/15/39(a)	10,611	12,856,188
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	7,639	7,438,220
4.65%, 10/01/43 (Call 04/01/43)(a)	11,269	11,933,056
Southern Co. (The)
2.35%, 07/01/21 (Call 06/01/21)(a)	18,694	18,200,740
2.95%, 07/01/23 (Call 05/01/23)	23,024	22,373,123
3.25%, 07/01/26 (Call 04/01/26)	21,384	20,219,536
4.40%, 07/01/46 (Call 01/01/46)(a)	30,745	30,740,407
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	8,432	8,132,235
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	6,203	6,100,884
		717,947,726

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electronics — 0.2%
Fortive Corp.
2.35%, 06/15/21 (Call 05/15/21)	$ 4,070	$ 3,957,903
3.15%, 06/15/26 (Call 03/15/26)(a)	15,221	14,315,490
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)(a)	22,164	21,395,461
2.50%, 11/01/26 (Call 08/01/26)(a)	14,865	13,718,641
4.25%, 03/01/21(a)	8,954	9,296,953
		62,684,448
Environmental Control — 0.1%
Republic Services Inc.
3.55%, 06/01/22 (Call 03/01/22)	10,113	10,165,250
3.95%, 05/15/28 (Call 02/15/28)	8,000	7,970,794
Waste Management Inc.
3.15%, 11/15/27 (Call 08/15/27)(a)	5,458	5,135,696
4.10%, 03/01/45 (Call 09/01/44)(a)	7,022	6,909,318
		30,181,058
Food — 1.4%
Campbell Soup Co.
3.65%, 03/15/23 (Call 02/15/23)(a)	27,404	26,937,176
3.95%, 03/15/25 (Call 01/15/25)	12,643	12,281,164
4.15%, 03/15/28 (Call 12/15/27)(a)	15,267	14,621,827
4.80%, 03/15/48 (Call 09/15/47)(a)	4,998	4,570,464
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)(a)	11,773	11,700,831
3.20%, 02/10/27 (Call 11/10/26)(a)	6,378	5,886,849
3.70%, 10/17/23 (Call 09/17/23)(a)	12,706	12,661,224
4.00%, 04/17/25 (Call 02/17/25)(a)	11,784	11,739,284
4.20%, 04/17/28 (Call 01/17/28)(a)	13,356	13,193,730
JM Smucker Co. (The)
3.50%, 10/15/21(a)	6,731	6,752,528
3.50%, 03/15/25(a)	15,967	15,492,414
Kellogg Co.
3.25%, 04/01/26(a)	10,582	10,070,619
Series B, 7.45%, 04/01/31(a)	1,687	2,178,519
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(a)	27,925	25,482,233
3.50%, 06/06/22(a)	18,782	18,735,937
3.50%, 07/15/22 (Call 05/15/22)	18,632	18,543,094
3.95%, 07/15/25 (Call 04/15/25)(a)	27,671	27,247,667
4.38%, 06/01/46 (Call 12/01/45)	33,551	29,988,280
5.00%, 07/15/35 (Call 01/15/35)(a)	19,049	19,122,283
5.00%, 06/04/42(a)	21,085	20,564,434
5.20%, 07/15/45 (Call 01/15/45)(a)	19,456	19,499,988
6.50%, 02/09/40	5,549	6,398,765
6.88%, 01/26/39(a)	11,380	13,539,888
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	11,399	10,143,022
4.45%, 02/01/47 (Call 08/01/46)(a)	14,183	13,040,473
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	2,890	2,794,433
3.40%, 08/15/27 (Call 05/15/27)(a)	6,541	6,180,173
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)(a)	8,298	7,858,832
3.30%, 07/15/26 (Call 04/15/26)	15,589	14,927,019
3.75%, 10/01/25 (Call 07/01/25)(a)	7,615	7,565,682
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	21,503	20,476,466
3.95%, 08/15/24 (Call 05/15/24)(a)	15,018	15,078,126
Security	Par(000)	Value
Food (continued)
4.50%, 06/15/22 (Call 03/15/22)(a)	$ 12,517	$ 12,956,855
4.55%, 06/02/47 (Call 12/02/46)	10,591	10,254,829
		468,485,108
Forest Products & Paper — 0.2%
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	11,543	10,498,790
3.65%, 06/15/24 (Call 03/15/24)(a)	13,941	13,780,053
4.35%, 08/15/48 (Call 02/15/48)	11,547	10,603,097
4.40%, 08/15/47 (Call 02/15/47)	6,392	5,932,232
4.75%, 02/15/22 (Call 11/15/21)(a)	7,828	8,152,792
4.80%, 06/15/44 (Call 12/15/43)(a)	9,870	9,690,950
7.30%, 11/15/39	1,042	1,323,284
		59,981,198
Gas — 0.1%
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)(a)	8,490	8,175,051
3.95%, 03/30/48 (Call 09/30/47)(a)	3,601	3,338,634
4.38%, 05/15/47 (Call 11/15/46)(a)	12,345	12,175,451
4.80%, 02/15/44 (Call 08/15/43)(a)	8,260	8,636,932
		32,326,068
Health Care - Products — 2.1%
Abbott Laboratories
2.55%, 03/15/22(a)	4,438	4,312,939
2.90%, 11/30/21 (Call 10/30/21)	36,965	36,563,834
2.95%, 03/15/25 (Call 12/15/24)(a)	4,240	4,022,235
3.25%, 04/15/23 (Call 01/15/23)(a)	2,979	2,944,708
3.40%, 11/30/23 (Call 09/30/23)(a)	15,823	15,682,495
3.75%, 11/30/26 (Call 08/30/26)(a)	50,323	49,673,552
4.75%, 11/30/36 (Call 05/30/36)(a)	19,831	20,977,456
4.90%, 11/30/46 (Call 05/30/46)(a)	39,716	42,912,491
Becton Dickinson and Co.
2.89%, 06/06/22 (Call 05/06/22)(a)	18,811	18,274,473
3.13%, 11/08/21(a)	14,253	14,124,629
3.36%, 06/06/24 (Call 04/06/24)(a)	16,490	15,937,343
3.70%, 06/06/27 (Call 03/06/27)	36,169	34,444,419
3.73%, 12/15/24 (Call 09/15/24)(a)	25,114	24,618,425
4.67%, 06/06/47 (Call 12/06/46)(a)	19,490	19,274,343
4.69%, 12/15/44 (Call 06/15/44)	16,213	15,838,968
Boston Scientific Corp.
3.85%, 05/15/25	13,846	13,809,386
4.00%, 03/01/28 (Call 12/01/27)(a)	8,664	8,548,109
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(a)	14,242	13,990,958
Medtronic Inc.
3.15%, 03/15/22(a)	25,648	25,647,867
3.50%, 03/15/25(a)	52,986	52,924,356
3.63%, 03/15/24 (Call 12/15/23)(a)	5,897	5,942,452
4.38%, 03/15/35(a)	27,747	29,113,703
4.63%, 03/15/45(a)	49,104	53,041,655
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)(a)	6,608	6,538,264
3.38%, 11/01/25 (Call 08/01/25)(a)	12,600	12,373,208
3.50%, 03/15/26 (Call 12/15/25)(a)	10,311	10,149,633
4.63%, 03/15/46 (Call 09/15/45)(a)	12,371	13,080,259
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)(a)	17,091	15,910,032
3.00%, 04/15/23 (Call 02/15/23)(a)	11,923	11,646,268
3.15%, 01/15/23 (Call 10/15/22)(a)	2,735	2,690,278
3.20%, 08/15/27 (Call 05/15/27)(a)	8,123	7,646,190

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Products (continued)
3.30%, 02/15/22(a)	$ 2,945	$ 2,940,482
3.60%, 08/15/21 (Call 05/15/21)(a)	4,228	4,268,386
4.10%, 08/15/47 (Call 02/15/47)(a)	8,168	7,815,849
4.15%, 02/01/24 (Call 11/01/23)(a)	3,303	3,372,601
4.50%, 03/01/21(a)	10,761	11,161,539
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)(a)	11,745	11,575,847
3.55%, 04/01/25 (Call 01/01/25)(a)	36,050	34,688,103
		678,477,735
Health Care - Services — 1.6%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)(a)	11,997	11,616,811
2.80%, 06/15/23 (Call 04/15/23)(a)	15,978	15,356,905
3.50%, 11/15/24 (Call 08/15/24)(a)	10,972	10,724,957
3.88%, 08/15/47 (Call 02/15/47)(a)	9,141	8,210,169
6.63%, 06/15/36	9,027	11,333,464
Anthem Inc.
2.95%, 12/01/22 (Call 11/01/22)	11,383	11,076,012
3.13%, 05/15/22(a)	9,800	9,643,435
3.30%, 01/15/23(a)	12,618	12,478,754
3.35%, 12/01/24 (Call 10/01/24)(a)	5,283	5,109,117
3.50%, 08/15/24 (Call 05/15/24)(a)	16,298	15,869,090
3.65%, 12/01/27 (Call 09/01/27)(a)	16,688	15,881,823
4.10%, 03/01/28 (Call 12/01/27)	18,738	18,498,341
4.38%, 12/01/47 (Call 06/01/47)(a)	16,518	15,512,008
4.55%, 03/01/48 (Call 09/01/47)(a)	13,876	13,410,803
4.63%, 05/15/42	10,366	10,148,782
4.65%, 01/15/43	18,398	18,053,170
4.65%, 08/15/44 (Call 02/15/44)(a)	10,598	10,400,273
5.85%, 01/15/36	553	629,779
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	1,407	1,271,409
3.25%, 04/15/25 (Call 01/15/25)(a)	4,588	4,321,311
3.88%, 10/15/47 (Call 04/15/47)(a)	13,066	11,393,984
4.00%, 02/15/22 (Call 11/15/21)(a)	3,945	3,994,526
Humana Inc., 4.95%, 10/01/44 (Call 04/01/44)	10,990	11,389,160
Kaiser Foundation Hospitals, 4.15%, 05/01/47 (Call 11/01/46)	2,619	2,667,409
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	19,450	19,036,059
4.70%, 02/01/45 (Call 08/01/44)	18,293	18,016,150
UnitedHealth Group Inc.
2.38%, 10/15/22(a)	8,708	8,402,205
2.88%, 12/15/21(a)	9,438	9,360,321
2.88%, 03/15/22 (Call 12/15/21)(a)	14,367	14,211,164
2.88%, 03/15/23(a)	16,538	16,243,225
2.95%, 10/15/27(a)	12,879	12,143,343
3.10%, 03/15/26(a)	14,263	13,723,941
3.35%, 07/15/22(a)	13,625	13,694,767
3.38%, 04/15/27(a)	1,619	1,580,464
3.45%, 01/15/27(a)	11,044	10,853,156
3.75%, 07/15/25(a)	32,625	32,787,968
3.75%, 10/15/47 (Call 04/15/47)(a)	8,843	8,293,707
4.20%, 01/15/47 (Call 07/15/46)	6,348	6,384,316
4.25%, 03/15/43 (Call 09/15/42)(a)	10,700	10,820,960
4.25%, 04/15/47 (Call 10/15/46)(a)	2,409	2,439,136
4.63%, 07/15/35	11,010	11,854,983
4.75%, 07/15/45	24,806	27,082,963
Security	Par(000)	Value
Health Care - Services (continued)
5.80%, 03/15/36	$ 6,350	$ 7,739,713
6.88%, 02/15/38	12,976	17,529,424
		511,189,457
Housewares — 0.2%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	13,322	13,196,164
3.85%, 04/01/23 (Call 02/01/23)(a)	20,702	20,623,660
4.20%, 04/01/26 (Call 01/01/26)(a)	24,496	24,003,924
5.50%, 04/01/46 (Call 10/01/45)(a)	24,609	24,963,901
		82,787,649
Insurance — 1.9%
Aflac Inc., 3.63%, 11/15/24(a)	7,273	7,274,695
American International Group Inc.
3.30%, 03/01/21 (Call 02/01/21)(a)	15,427	15,437,404
3.75%, 07/10/25 (Call 04/10/25)	21,195	20,706,046
3.88%, 01/15/35 (Call 07/15/34)	7,139	6,485,612
3.90%, 04/01/26 (Call 01/01/26)	18,770	18,338,981
4.13%, 02/15/24(a)	14,672	14,823,433
4.20%, 04/01/28 (Call 01/01/28)(a)	8,388	8,319,592
4.38%, 01/15/55 (Call 07/15/54)(a)	5,810	5,156,372
4.50%, 07/16/44 (Call 01/16/44)	20,336	19,443,270
4.75%, 04/01/48 (Call 10/01/47)(a)	10,032	9,930,728
4.80%, 07/10/45 (Call 01/10/45)	9,786	9,758,258
4.88%, 06/01/22(a)	24,739	25,945,895
6.25%, 05/01/36	5,217	6,094,171
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)(a)	13,323	13,184,883
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	5,609	5,272,516
AXA Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)(b)	10,417	10,390,292
4.35%, 04/20/28 (Call 01/20/28)(b)	9,996	9,788,802
5.00%, 04/20/48 (Call 10/20/47)(a)(b)	20,135	19,270,000
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22(a)	2,356	2,364,031
4.25%, 01/15/21	2,519	2,611,477
5.75%, 01/15/40(a)	12,684	15,393,022
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)(a)	5,027	4,961,460
2.75%, 03/15/23 (Call 01/15/23)(a)	26,906	26,436,980
3.13%, 03/15/26 (Call 12/15/25)(a)	32,512	31,546,787
4.50%, 02/11/43(a)	5,123	5,435,416
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	10,000	9,120,269
4.70%, 06/22/47 (Call 12/22/46)	17,086	14,896,933
Chubb Corp. (The), 6.00%, 05/11/37	11,829	14,699,139
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)	8,741	8,609,089
3.15%, 03/15/25	12,585	12,281,706
3.35%, 05/03/26 (Call 02/03/26)(a)	10,409	10,182,235
4.35%, 11/03/45 (Call 05/03/45)(a)	17,003	17,714,473
Manulife Financial Corp.
4.15%, 03/04/26(a)	11,841	11,904,757
5.38%, 03/04/46(a)	9,260	10,555,998
MetLife Inc.
3.60%, 04/10/24(a)	13,908	13,920,457
4.05%, 03/01/45	14,644	13,888,895
4.13%, 08/13/42	9,871	9,529,949
4.60%, 05/13/46 (Call 11/13/45)(a)	6,148	6,327,921
4.88%, 11/13/43(a)	11,429	12,177,971
5.70%, 06/15/35	12,580	14,579,719

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Insurance (continued)
5.88%, 02/06/41(a)	$ 9,157	$ 10,949,504
6.38%, 06/15/34(a)	9,820	12,091,481
Series D, 4.37%, 09/15/23(a)	14,983	15,603,786
Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)(a)	8,969	8,903,911
Prudential Financial Inc.
3.91%, 12/07/47 (Call 06/07/47)	10,401	9,633,429
3.94%, 12/07/49 (Call 06/07/49)	14,848	13,709,849
4.60%, 05/15/44(a)	11,572	11,925,978
5.70%, 12/14/36(a)	4,325	5,050,267
Travelers Companies Inc. (The)
5.35%, 11/01/40	8,012	9,371,211
6.25%, 06/15/37	11,359	14,427,495
		606,426,545
Internet — 1.2%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)(a)	32,800	29,549,028
3.38%, 02/25/24(a)	15,852	16,016,547
3.63%, 05/19/21(a)	4,565	4,688,660
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)(a)(b)	16,134	15,559,823
2.50%, 11/29/22 (Call 08/29/22)(a)	3,103	3,026,706
2.80%, 08/22/24 (Call 06/22/24)(b)	32,183	31,191,999
3.15%, 08/22/27 (Call 05/22/27)(a)(b)	50,497	48,779,259
3.30%, 12/05/21 (Call 10/05/21)(a)	3,448	3,490,436
3.80%, 12/05/24 (Call 09/05/24)(a)	18,366	18,855,645
3.88%, 08/22/37 (Call 02/22/37)(a)(b)	34,544	34,570,488
4.05%, 08/22/47 (Call 02/22/47)(a)(b)	40,137	40,099,596
4.25%, 08/22/57 (Call 02/22/57)(b)	32,743	33,035,199
4.80%, 12/05/34 (Call 06/05/34)	7,892	8,807,766
4.95%, 12/05/44 (Call 06/05/44)(a)	13,588	15,412,635
Booking Holdings Inc., 3.60%, 06/01/26 (Call 03/01/26)(a)	13,586	13,201,486
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)(a)	4,789	4,631,166
2.75%, 01/30/23 (Call 12/30/22)(a)	9,023	8,710,705
2.88%, 08/01/21 (Call 06/01/21)	3,132	3,090,446
3.45%, 08/01/24 (Call 05/01/24)(a)	9,943	9,752,066
3.60%, 06/05/27 (Call 03/05/27)(a)	12,779	12,108,743
3.80%, 03/09/22 (Call 02/09/22)(a)	11,197	11,342,694
4.00%, 07/15/42 (Call 01/15/42)(a)	10,074	8,915,716
Expedia Group Inc., 3.80%, 02/15/28 (Call 11/15/27)(a)	24,332	22,267,938
		397,104,747
Machinery — 0.3%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	15,420	15,285,857
4.38%, 05/08/42	4,342	4,439,266
Caterpillar Financial Services Corp., 1.70%, 08/09/21(a)	11,956	11,457,379
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)(a)	9,793	9,815,236
3.80%, 08/15/42(a)	17,317	16,750,976
3.90%, 05/27/21(a)	1,442	1,476,552
5.20%, 05/27/41(a)	10,719	12,542,406
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)(a)	10,037	9,822,378
3.90%, 06/09/42 (Call 12/09/41)(a)	13,374	13,304,836
John Deere Capital Corp., 2.80%, 03/06/23	15,220	14,914,151
		109,809,037
Security	Par(000)	Value
Manufacturing — 1.0%
3M Co., 5.70%, 03/15/37	$ 3,380	$ 4,183,602
Eaton Corp.
2.75%, 11/02/22(a)	21,333	20,795,280
4.15%, 11/02/42(a)	14,547	14,288,031
General Electric Co.
2.70%, 10/09/22(a)	37,785	36,708,116
3.10%, 01/09/23(a)	13,691	13,482,019
3.15%, 09/07/22(a)	9,479	9,362,080
3.38%, 03/11/24(a)	3,019	2,972,233
3.45%, 05/15/24 (Call 02/13/24)	1,322	1,297,718
4.13%, 10/09/42	20,150	18,535,383
4.50%, 03/11/44(a)	28,720	27,871,448
4.63%, 01/07/21(a)	1,357	1,404,481
4.65%, 10/17/21(a)	16,458	17,210,203
5.30%, 02/11/21(a)	4,026	4,258,504
5.88%, 01/14/38	35,207	40,285,180
6.15%, 08/07/37	16,097	18,887,172
6.88%, 01/10/39	22,595	28,794,621
Series A, 6.75%, 03/15/32	31,879	39,380,205
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	14,146	13,147,068
3.90%, 09/01/42 (Call 03/01/42)(a)	15,595	15,515,626
		328,378,970
Media — 4.1%
21st Century Fox America Inc.
3.00%, 09/15/22(a)	14,535	14,249,437
4.50%, 02/15/21	13,465	13,922,384
6.15%, 03/01/37	16,618	20,161,887
6.15%, 02/15/41(a)	13,290	16,282,794
6.20%, 12/15/34	6,249	7,531,144
6.40%, 12/15/35	11,509	14,175,269
6.65%, 11/15/37(a)	6,658	8,371,382
CBS Corp.
3.50%, 01/15/25 (Call 10/15/24)	195	187,246
4.00%, 01/15/26 (Call 10/15/25)	26,131	25,548,106
7.88%, 07/30/30(a)	5,095	6,399,889
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	15,580	14,159,335
4.20%, 03/15/28 (Call 12/15/27)(a)	12,734	11,984,049
4.46%, 07/23/22 (Call 05/23/22)	38,897	39,710,772
4.91%, 07/23/25 (Call 04/23/25)	57,528	58,709,832
5.38%, 04/01/38 (Call 10/01/37)	15,471	15,065,524
5.38%, 05/01/47 (Call 11/01/46)	24,626	22,925,479
5.75%, 04/01/48 (Call 10/01/47)	23,635	23,121,073
6.38%, 10/23/35 (Call 04/23/35)	20,709	22,170,591
6.48%, 10/23/45 (Call 04/23/45)	36,495	38,917,224
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	13,743	17,067,751
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	22,576	19,840,340
2.75%, 03/01/23 (Call 02/01/23)(a)	10,737	10,383,894
2.85%, 01/15/23(a)	7,411	7,212,434
3.00%, 02/01/24 (Call 01/01/24)	22,061	21,315,810
3.13%, 07/15/22	14,345	14,132,175
3.15%, 03/01/26 (Call 12/01/25)(a)	18,574	17,552,413
3.15%, 02/15/28 (Call 11/15/27)(a)	31,141	28,814,001
3.20%, 07/15/36 (Call 01/15/36)	12,505	10,544,431
3.30%, 02/01/27 (Call 11/01/26)(a)	8,167	7,726,474
3.38%, 02/15/25 (Call 11/15/24)	14,901	14,454,095

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media (continued)
3.38%, 08/15/25 (Call 05/15/25)(a)	$ 16,657	$ 16,093,069
3.40%, 07/15/46 (Call 01/15/46)(a)	22,137	17,985,496
3.55%, 05/01/28 (Call 02/01/28)(a)	18,834	18,014,913
3.60%, 03/01/24(a)	9,280	9,235,550
3.90%, 03/01/38 (Call 09/01/37)(a)	32,025	29,336,780
3.97%, 11/01/47 (Call 05/01/47)(a)	32,276	28,540,621
4.00%, 08/15/47 (Call 02/15/47)(a)	4,997	4,443,117
4.00%, 03/01/48 (Call 09/01/47)(a)	17,866	15,925,354
4.00%, 11/01/49 (Call 05/01/49)(a)	25,458	22,552,359
4.05%, 11/01/52 (Call 05/01/52)	31,462	27,661,176
4.20%, 08/15/34 (Call 02/15/34)(a)	13,032	12,581,941
4.25%, 01/15/33	15,357	15,131,946
4.40%, 08/15/35 (Call 02/15/35)	6,086	5,997,071
4.60%, 08/15/45 (Call 02/15/45)(a)	24,513	23,763,258
4.65%, 07/15/42(a)	19,609	19,407,419
4.75%, 03/01/44	13,366	13,291,177
5.65%, 06/15/35(a)	858	962,579
6.40%, 05/15/38	861	1,043,417
6.45%, 03/15/37	9,419	11,432,782
6.50%, 11/15/35(a)	3,010	3,646,571
6.95%, 08/15/37	12,162	15,551,109
7.05%, 03/15/33	8,574	10,912,113
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)(a)	17,588	16,930,868
3.95%, 03/20/28 (Call 12/20/27)(a)	18,677	17,659,570
4.88%, 04/01/43(a)	8,361	7,749,939
5.00%, 09/20/37 (Call 03/20/37)(a)	24,425	23,645,071
5.20%, 09/20/47 (Call 03/20/47)(a)	27,335	26,500,916
6.35%, 06/01/40(a)	1,536	1,687,541
NBCUniversal Media LLC
2.88%, 01/15/23(a)	10,560	10,283,399
4.38%, 04/01/21	7,356	7,592,373
4.45%, 01/15/43(a)	15,473	14,865,528
5.95%, 04/01/41(a)	1,815	2,106,167
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)(a)	10,558	10,635,665
4.50%, 09/15/42 (Call 03/15/42)	24,131	20,376,412
5.50%, 09/01/41 (Call 03/01/41)	6,289	6,064,088
5.88%, 11/15/40 (Call 05/15/40)(a)	8,646	8,709,385
6.55%, 05/01/37(a)	17,774	19,407,608
6.75%, 06/15/39(a)	17,966	19,791,563
7.30%, 07/01/38	19,538	23,031,361
Time Warner Entertainment Co. LP
8.38%, 03/15/23	13,707	16,139,314
8.38%, 07/15/33	10,652	13,570,504
Time Warner Inc.
2.95%, 07/15/26 (Call 04/15/26)	9,335	8,483,928
3.55%, 06/01/24 (Call 03/01/24)(a)	18,208	17,809,582
3.60%, 07/15/25 (Call 04/15/25)	20,524	19,804,435
3.80%, 02/15/27 (Call 11/15/26)(a)	25,396	24,498,345
4.85%, 07/15/45 (Call 01/15/45)	2,112	2,041,113
Viacom Inc.
4.25%, 09/01/23 (Call 06/01/23)	16,979	17,003,125
4.38%, 03/15/43	8,511	7,328,475
5.85%, 09/01/43 (Call 03/01/43)(a)	18,334	18,841,128
6.88%, 04/30/36	17,949	19,912,147
Walt Disney Co. (The)
1.85%, 07/30/26(a)	17,130	15,108,376
2.30%, 02/12/21(a)	9,194	9,064,669
2.35%, 12/01/22(a)	13,439	12,992,707
Security	Par(000)	Value
Media (continued)
2.75%, 08/16/21(a)	$ 6,828	$ 6,777,973
2.95%, 06/15/27(a)	9,809	9,334,547
3.00%, 02/13/26(a)	10,865	10,498,771
3.15%, 09/17/25(a)	10,522	10,354,552
4.13%, 06/01/44(a)	13,357	13,355,521
		1,356,103,719
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	14,157	13,738,967
3.25%, 06/15/25 (Call 03/15/25)(a)	14,528	14,240,075
		27,979,042
Mining — 0.6%
Barrick Gold Corp., 5.25%, 04/01/42(a)	7,145	7,726,907
Barrick North America Finance LLC
5.70%, 05/30/41	13,722	15,427,986
5.75%, 05/01/43(a)	11,130	12,777,576
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39(a)	17,457	20,132,479
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22(a)	1,955	1,935,287
4.13%, 02/24/42(a)	13,825	13,931,757
5.00%, 09/30/43(a)	31,787	36,258,188
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	4,574	4,560,303
4.88%, 03/15/42 (Call 09/15/41)	9,064	9,315,256
6.25%, 10/01/39(a)	5,585	6,635,755
Rio Tinto Alcan Inc., 6.13%, 12/15/33	4,246	5,196,276
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	16,520	16,751,863
5.20%, 11/02/40(a)	17,496	20,058,315
7.13%, 07/15/28	5,346	6,796,612
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	13,567	13,540,558
		191,045,118
Office & Business Equipment — 0.0%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)(a)	7,329	7,079,826
4.50%, 05/15/21(a)	3,753	3,814,877
		10,894,703
Oil & Gas — 6.1%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	9,671	12,161,797
Anadarko Petroleum Corp.
4.85%, 03/15/21 (Call 02/15/21)	8,312	8,602,111
5.55%, 03/15/26 (Call 12/15/25)(a)	17,921	19,407,264
6.20%, 03/15/40(a)	9,414	10,905,262
6.45%, 09/15/36	18,925	22,474,859
6.60%, 03/15/46 (Call 09/15/45)(a)	17,584	22,011,227
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	14,079	13,935,797
4.25%, 01/15/44 (Call 07/15/43)	11,562	10,616,346
4.75%, 04/15/43 (Call 10/15/42)	18,873	18,490,031
5.10%, 09/01/40 (Call 03/01/40)	16,795	17,106,539
6.00%, 01/15/37	8,640	9,672,539
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	5,866	5,690,044
2.50%, 11/06/22(a)	7,029	6,808,754
2.75%, 05/10/23(a)	23,172	22,498,457
3.02%, 01/16/27 (Call 10/16/26)(a)	6,801	6,446,107
3.06%, 03/17/22(a)	16,779	16,725,438

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
3.12%, 05/04/26 (Call 02/04/26)	$ 19,787	$ 19,040,692
3.22%, 11/28/23 (Call 09/28/23)(a)	8,976	8,880,239
3.22%, 04/14/24 (Call 02/14/24)	12,262	12,026,288
3.25%, 05/06/22(a)	15,624	15,637,105
3.28%, 09/19/27 (Call 06/19/27)(a)	16,897	16,363,450
3.51%, 03/17/25(a)	17,941	17,876,113
3.54%, 11/04/24(a)	11,243	11,236,153
3.56%, 11/01/21(a)	13,351	13,553,887
3.59%, 04/14/27 (Call 01/14/27)(a)	16,425	16,297,683
3.72%, 11/28/28 (Call 08/28/28)(a)	11,735	11,776,385
3.81%, 02/10/24	16,554	16,816,896
3.99%, 09/26/23	13,949	14,333,877
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	10,900	10,576,112
3.85%, 06/01/27 (Call 03/01/27)(a)	24,021	23,600,114
4.95%, 06/01/47 (Call 12/01/46)(a)	9,353	9,888,196
6.25%, 03/15/38(a)	13,861	16,736,999
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)(a)	23,641	22,781,066
4.45%, 09/15/42 (Call 03/15/42)	3,550	3,112,413
5.25%, 06/15/37 (Call 12/15/36)(a)	1,859	1,850,712
5.40%, 06/15/47 (Call 12/15/46)(a)	25,279	25,156,475
6.75%, 11/15/39	9,007	10,137,979
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)(a)	6,288	6,148,176
2.36%, 12/05/22 (Call 09/05/22)(a)	19,891	19,250,548
2.57%, 05/16/23 (Call 03/16/23)(a)	12,563	12,204,965
2.90%, 03/03/24 (Call 01/03/24)	10,428	10,226,680
2.95%, 05/16/26 (Call 02/16/26)(a)	33,007	31,708,633
3.19%, 06/24/23 (Call 03/24/23)(a)	30,153	30,126,797
3.33%, 11/17/25 (Call 08/17/25)	3,368	3,363,952
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)(a)	16,966	16,432,416
4.88%, 10/01/47 (Call 04/01/47)(a)	21,961	22,705,686
ConocoPhillips, 6.50%, 02/01/39(a)	34,343	44,627,654
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	14,180	13,717,453
3.35%, 11/15/24 (Call 08/15/24)	10,890	10,882,635
4.30%, 11/15/44 (Call 05/15/44)	8,277	8,515,579
4.95%, 03/15/26 (Call 12/15/25)	21,847	23,527,397
ConocoPhillips Holding Co., 6.95%, 04/15/29	18,722	23,410,710
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	7,092	7,001,501
4.75%, 05/15/42 (Call 11/15/41)	9,845	9,955,456
5.00%, 06/15/45 (Call 12/15/44)(a)	14,094	14,858,219
5.60%, 07/15/41 (Call 01/15/41)	13,630	15,295,247
5.85%, 12/15/25 (Call 09/15/25)	947	1,056,066
Encana Corp., 6.50%, 08/15/34	9,020	10,793,483
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)(a)	15,550	14,974,544
4.10%, 02/01/21(a)	4,789	4,899,968
4.15%, 01/15/26 (Call 10/15/25)(a)	6,390	6,540,920
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)(a)	13,574	13,123,950
3.90%, 10/01/27 (Call 07/01/27)(a)	19,189	18,237,801
4.88%, 11/15/21	5,778	5,992,588
Equinor ASA
2.45%, 01/17/23(a)	4,668	4,507,371
2.65%, 01/15/24	16,016	15,452,129
2.75%, 11/10/21	379	375,405
Security	Par(000)	Value
Oil & Gas (continued)
3.15%, 01/23/22(a)	$ 4,257	$ 4,263,444
3.70%, 03/01/24(a)	15,151	15,439,098
3.95%, 05/15/43	5,756	5,636,938
4.80%, 11/08/43	4,134	4,558,955
5.10%, 08/17/40	10,062	11,509,936
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)(a)	11,883	11,707,104
2.40%, 03/06/22 (Call 01/06/22)(a)	18,118	17,770,113
2.71%, 03/06/25 (Call 12/06/24)(a)	31,824	30,559,426
2.73%, 03/01/23 (Call 01/01/23)	12,942	12,748,074
3.04%, 03/01/26 (Call 12/01/25)(a)	37,272	36,284,098
3.18%, 03/15/24 (Call 12/15/23)	3,432	3,423,909
3.57%, 03/06/45 (Call 09/06/44)(a)	5,835	5,474,213
4.11%, 03/01/46 (Call 09/01/45)(a)	27,693	28,410,443
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)(a)	15,179	14,809,144
5.60%, 02/15/41	15,216	15,528,861
6.00%, 01/15/40	10,512	11,013,560
Husky Energy Inc., 4.00%, 04/15/24 (Call 01/15/24)(a)	5,361	5,399,645
Marathon Oil Corp.
2.80%, 11/01/22 (Call 08/01/22)(a)	11,356	10,929,731
3.85%, 06/01/25 (Call 03/01/25)	10,767	10,613,552
4.40%, 07/15/27 (Call 04/15/27)(a)	14,389	14,630,013
6.60%, 10/01/37	13,275	16,206,404
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	6,414	6,340,791
4.75%, 09/15/44 (Call 03/15/44)	15,905	15,753,047
5.13%, 03/01/21	9,252	9,690,493
6.50%, 03/01/41 (Call 09/01/40)	11,665	14,039,887
Noble Energy Inc.
4.15%, 12/15/21 (Call 09/15/21)(a)	13,513	13,774,932
5.05%, 11/15/44 (Call 05/15/44)	9,924	10,349,061
5.25%, 11/15/43 (Call 05/15/43)	13,760	14,628,305
6.00%, 03/01/41 (Call 09/01/40)	14,607	16,690,985
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	9,976	9,725,152
3.00%, 02/15/27 (Call 11/15/26)(a)	5,715	5,433,298
3.13%, 02/15/22 (Call 11/15/21)	9,426	9,418,329
3.40%, 04/15/26 (Call 01/15/26)(a)	9,196	9,032,270
3.50%, 06/15/25 (Call 03/15/25)(a)	7,227	7,193,939
4.10%, 02/15/47 (Call 08/15/46)(a)	9,353	9,280,353
4.20%, 03/15/48 (Call 09/15/47)	1,950	1,951,589
4.40%, 04/15/46 (Call 10/15/45)(a)	17,304	17,808,778
4.63%, 06/15/45 (Call 12/15/44)	10,826	11,489,726
Series 1, 4.10%, 02/01/21 (Call 11/01/20)(a)	5,347	5,487,213
Petro-Canada, 6.80%, 05/15/38	12,796	16,788,659
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	11,057	10,956,141
4.30%, 04/01/22	23,899	24,719,797
4.65%, 11/15/34 (Call 05/15/34)	15,754	16,294,737
4.88%, 11/15/44 (Call 05/15/44)(a)	19,005	20,192,957
5.88%, 05/01/42	16,403	19,435,710
Shell International Finance BV
1.75%, 09/12/21(a)	8,537	8,214,544
1.88%, 05/10/21(a)	17,177	16,643,944
2.25%, 01/06/23(a)	11,452	10,997,269
2.38%, 08/21/22(a)	13,547	13,147,778
2.50%, 09/12/26	16,516	15,314,662
2.88%, 05/10/26(a)	17,811	16,980,799
3.25%, 05/11/25(a)	41,612	40,931,731

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
3.40%, 08/12/23(a)	$ 4,448	$ 4,476,098
3.75%, 09/12/46(a)	17,085	16,181,636
4.00%, 05/10/46(a)	33,482	32,954,521
4.13%, 05/11/35(a)	19,324	19,747,342
4.38%, 05/11/45	30,359	31,581,338
4.55%, 08/12/43	12,643	13,427,537
5.50%, 03/25/40	6,376	7,575,062
6.38%, 12/15/38	29,299	38,559,731
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	11,115	11,023,534
4.00%, 11/15/47 (Call 05/15/47)(a)	8,463	8,146,201
6.50%, 06/15/38(a)	18,008	22,958,527
6.85%, 06/01/39(a)	13,701	18,150,735
Total Capital Canada Ltd., 2.75%, 07/15/23	5,549	5,388,558
Total Capital International SA
2.70%, 01/25/23	16,917	16,485,950
2.75%, 06/19/21(a)	9,983	9,916,437
2.88%, 02/17/22(a)	17,257	17,109,579
3.70%, 01/15/24(a)	5,874	5,956,867
3.75%, 04/10/24(a)	10,655	10,830,598
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	14,740	14,120,566
4.35%, 06/01/28 (Call 03/01/28)	8,000	8,120,160
6.63%, 06/15/37(a)	18,794	23,426,930
7.50%, 04/15/32	13,244	17,161,219
		2,000,067,998
Oil & Gas Services — 0.7%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	2,133	2,302,744
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	18,788	18,351,673
3.34%, 12/15/27 (Call 09/15/27)	34,478	32,406,393
4.08%, 12/15/47 (Call 06/15/47)(a)	23,882	21,820,410
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)(a)	10,847	10,855,511
3.80%, 11/15/25 (Call 08/15/25)(a)	35,990	35,895,649
4.75%, 08/01/43 (Call 02/01/43)(a)	8,886	9,236,525
4.85%, 11/15/35 (Call 05/15/35)(a)	7,680	8,094,206
5.00%, 11/15/45 (Call 05/15/45)(a)	27,622	29,902,008
6.70%, 09/15/38	3,298	4,185,351
7.45%, 09/15/39(a)	5,604	7,659,795
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)(a)	19,526	18,589,094
3.95%, 12/01/42 (Call 06/01/42)(a)	11,727	10,235,543
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	20,891	21,137,514
		230,672,416
Pharmaceuticals — 7.2%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)(a)	23,015	22,261,491
2.90%, 11/06/22	33,476	32,702,704
3.20%, 11/06/22 (Call 09/06/22)(a)	8,197	8,099,753
3.20%, 05/14/26 (Call 02/14/26)	25,576	24,059,632
3.60%, 05/14/25 (Call 02/14/25)	48,100	46,835,615
4.30%, 05/14/36 (Call 11/14/35)	25,104	24,386,006
4.40%, 11/06/42	34,114	32,795,224
4.45%, 05/14/46 (Call 11/14/45)(a)	27,541	26,603,306
4.50%, 05/14/35 (Call 11/14/34)	32,059	31,931,162
4.70%, 05/14/45 (Call 11/14/44)(a)	27,515	27,762,478
Security	Par(000)	Value
Pharmaceuticals (continued)
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	$ 27,354	$ 26,656,219
Allergan Funding SCS
3.45%, 03/15/22 (Call 01/15/22)(a)	39,682	39,196,265
3.80%, 03/15/25 (Call 12/15/24)(a)	51,799	50,399,961
3.85%, 06/15/24 (Call 03/15/24)(a)	16,815	16,514,657
4.55%, 03/15/35 (Call 09/15/34)	34,084	32,700,442
4.75%, 03/15/45 (Call 09/15/44)	14,086	13,605,769
4.85%, 06/15/44 (Call 12/15/43)	22,953	22,234,562
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)(a)	11,763	11,319,974
3.13%, 06/12/27 (Call 03/12/27)(a)	3,554	3,384,183
3.38%, 11/16/25	23,288	22,711,112
4.00%, 09/18/42(a)	19,697	18,513,133
4.38%, 11/16/45(a)	10,164	10,115,300
6.45%, 09/15/37(a)	31,746	39,943,268
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	3,545	3,400,246
3.25%, 02/27/27(a)	6,197	6,036,287
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	10,757	10,350,192
3.08%, 06/15/24 (Call 04/15/24)(a)	6,118	5,801,557
3.41%, 06/15/27 (Call 03/15/27)(a)	14,577	13,515,429
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	9,677	9,343,538
2.75%, 12/01/22 (Call 09/01/22)(a)	10,467	10,096,288
2.88%, 06/01/26 (Call 03/01/26)(a)	33,446	30,657,550
3.50%, 07/20/22 (Call 05/20/22)(a)	11,575	11,537,271
3.70%, 03/09/23 (Call 02/09/23)(a)	74,299	74,161,324
3.88%, 07/20/25 (Call 04/20/25)(a)	27,760	27,307,196
4.00%, 12/05/23 (Call 09/05/23)(a)	21,096	21,296,682
4.10%, 03/25/25 (Call 01/25/25)(a)	71,299	71,407,118
4.30%, 03/25/28 (Call 12/25/27)(a)	104,223	103,644,823
4.78%, 03/25/38 (Call 09/25/37)(a)	71,105	70,819,030
4.88%, 07/20/35 (Call 01/20/35)(a)	128	129,657
5.05%, 03/25/48 (Call 09/25/47)(a)	110,053	112,780,983
5.13%, 07/20/45 (Call 01/20/45)(a)	36,953	38,183,901
5.30%, 12/05/43 (Call 06/05/43)	4,421	4,674,702
Eli Lilly & Co.
2.35%, 05/15/22(a)	8,338	8,126,703
2.75%, 06/01/25 (Call 03/01/25)(a)	11,309	10,825,581
3.10%, 05/15/27 (Call 02/15/27)(a)	10,350	9,977,445
3.70%, 03/01/45 (Call 09/01/44)	14,582	14,027,203
3.95%, 05/15/47 (Call 11/15/46)	10,488	10,598,399
Express Scripts Holding Co.
3.00%, 07/15/23 (Call 05/15/23)(a)	11,975	11,384,598
3.40%, 03/01/27 (Call 12/01/26)(a)	16,591	15,338,114
3.50%, 06/15/24 (Call 03/15/24)(a)	9,666	9,294,804
3.90%, 02/15/22(a)	21,144	21,276,237
4.50%, 02/25/26 (Call 11/27/25)(a)	14,350	14,426,800
4.75%, 11/15/21(a)	12,404	12,853,033
4.80%, 07/15/46 (Call 01/15/46)(a)	11,224	10,905,417
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	3,651	3,571,278
3.38%, 05/15/23(a)	15,000	15,043,294
3.63%, 05/15/25	15,000	15,063,103
3.88%, 05/15/28	28,700	29,113,269
6.38%, 05/15/38(a)	34,058	44,537,057
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22(a)	19,742	19,501,049

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	$ 3,978	$ 3,868,996
2.25%, 03/03/22 (Call 02/03/22)(a)	3,778	3,693,075
2.45%, 03/01/26 (Call 12/01/25)(a)	20,435	19,175,965
2.63%, 01/15/25 (Call 11/15/24)(a)	13,684	13,190,637
2.90%, 01/15/28 (Call 10/15/27)(a)	15,828	15,209,769
2.95%, 03/03/27 (Call 12/03/26)(a)	9,311	9,021,388
3.38%, 12/05/23(a)	4,609	4,685,488
3.40%, 01/15/38 (Call 07/15/37)(a)	13,035	12,414,705
3.50%, 01/15/48 (Call 07/15/47)(a)	9,443	8,966,944
3.55%, 03/01/36 (Call 09/01/35)	9,040	8,837,637
3.63%, 03/03/37 (Call 09/03/36)(a)	16,033	15,814,385
3.70%, 03/01/46 (Call 09/01/45)(a)	27,056	26,661,394
3.75%, 03/03/47 (Call 09/03/46)(a)	13,738	13,594,945
4.38%, 12/05/33 (Call 06/05/33)	2,822	3,038,393
5.95%, 08/15/37(a)	13,561	17,595,528
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	10,198	10,425,075
Merck & Co. Inc.
2.35%, 02/10/22(a)	5,880	5,746,113
2.40%, 09/15/22 (Call 06/15/22)(a)	11,303	11,008,911
2.75%, 02/10/25 (Call 11/10/24)(a)	31,356	30,223,484
2.80%, 05/18/23(a)	24,126	23,750,858
3.70%, 02/10/45 (Call 08/10/44)	24,542	23,552,157
3.88%, 01/15/21 (Call 10/15/20)(a)	2,489	2,549,396
4.15%, 05/18/43(a)	8,208	8,479,845
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(b)	1,000	975,488
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)(a)	22,861	22,583,298
3.95%, 06/15/26 (Call 03/15/26)(a)	27,706	26,454,534
3.95%, 06/15/26 (Call 03/15/26)(b)	1,937	1,847,336
5.25%, 06/15/46 (Call 12/15/45)	22,645	22,120,107
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)(a)	6,972	6,802,535
2.40%, 09/21/22(a)	16,499	16,089,591
3.00%, 11/20/25 (Call 08/20/25)	23,989	23,241,803
3.10%, 05/17/27 (Call 02/17/27)(a)	15,453	14,960,714
3.40%, 05/06/24(a)	23,555	23,605,045
4.00%, 11/20/45 (Call 05/20/45)(a)	21,469	21,813,869
4.40%, 05/06/44(a)	19,212	20,943,266
Pfizer Inc.
1.95%, 06/03/21(a)	9,764	9,506,645
2.20%, 12/15/21(a)	11,112	10,861,292
2.75%, 06/03/26(a)	23,421	22,177,061
3.00%, 06/15/23(a)	13,195	13,119,862
3.00%, 12/15/26(a)	19,905	19,161,815
3.40%, 05/15/24(a)	13,088	13,163,314
4.00%, 12/15/36(a)	12,019	12,168,269
4.13%, 12/15/46(a)	17,034	17,265,393
4.30%, 06/15/43(a)	11,134	11,497,463
4.40%, 05/15/44(a)	13,002	13,660,497
7.20%, 03/15/39	33,977	48,089,473
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (Call 08/23/21)(a)	31,766	30,577,234
2.88%, 09/23/23 (Call 07/23/23)(a)	27,358	25,870,253
3.20%, 09/23/26 (Call 06/23/26)	32,766	30,104,333
Wyeth LLC
5.95%, 04/01/37(a)	25,040	31,232,512
6.50%, 02/01/34	8,928	11,463,515
Security	Par(000)	Value
Pharmaceuticals (continued)
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(a)	$ 7,021	$ 6,517,483
3.25%, 02/01/23 (Call 11/01/22)(a)	14,467	14,306,625
3.95%, 09/12/47 (Call 03/12/47)(a)	903	839,098
4.50%, 11/13/25 (Call 08/13/25)(a)	9,938	10,346,242
4.70%, 02/01/43 (Call 08/01/42)(a)	15,445	15,959,925
		2,346,570,352
Pipelines — 3.3%
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	10,593	10,710,962
Enable Midstream Partners LP, 4.95%, 05/15/28 (Call 02/15/28)	10,000	10,011,210
Enbridge Inc.
4.25%, 12/01/26 (Call 09/01/26)(a)	23,986	23,979,531
5.50%, 12/01/46 (Call 05/29/46)(a)	12,141	13,310,750
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	5,522	5,411,227
4.05%, 03/15/25 (Call 12/15/24)(a)	14,876	14,414,557
4.65%, 06/01/21 (Call 03/01/21)(a)	7,941	8,161,725
4.75%, 01/15/26 (Call 10/15/25)(a)	19,438	19,430,547
5.15%, 03/15/45 (Call 09/15/44)	14,532	13,113,887
5.20%, 02/01/22 (Call 11/01/21)(a)	2,422	2,527,271
5.30%, 04/15/47 (Call 10/15/46)(a)	8,590	7,959,783
6.13%, 12/15/45 (Call 06/15/45)(a)	9,539	9,719,115
6.50%, 02/01/42 (Call 08/01/41)(a)	14,798	15,745,039
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	8,436	8,965,572
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	2,312	2,212,876
Enterprise Products Operating LLC
3.35%, 03/15/23 (Call 12/15/22)(a)	9,478	9,414,556
3.70%, 02/15/26 (Call 11/15/25)(a)	14,968	14,750,204
3.75%, 02/15/25 (Call 11/15/24)	13,751	13,677,805
3.90%, 02/15/24 (Call 11/15/23)	9,430	9,525,007
3.95%, 02/15/27 (Call 11/15/26)	10	10,016
4.25%, 02/15/48 (Call 08/15/47)(a)	16,959	16,067,981
4.45%, 02/15/43 (Call 08/15/42)	9,864	9,556,727
4.85%, 08/15/42 (Call 02/15/42)	6,977	7,134,886
4.85%, 03/15/44 (Call 09/15/43)	15,228	15,598,377
4.90%, 05/15/46 (Call 11/15/45)	9,695	10,033,308
5.10%, 02/15/45 (Call 08/15/44)	11,745	12,449,911
5.95%, 02/01/41	8,746	10,198,723
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (Call 01/01/21)	11,721	11,707,597
3.95%, 09/01/22 (Call 06/01/22)(a)	11,935	12,000,807
5.50%, 03/01/44 (Call 09/01/43)	8,564	8,716,797
6.95%, 01/15/38	15,503	18,261,918
Kinder Morgan Inc./DE
3.15%, 01/15/23 (Call 12/15/22)(a)	9,808	9,491,924
4.30%, 06/01/25 (Call 03/01/25)	28,211	28,247,852
4.30%, 03/01/28 (Call 12/01/27)(a)	18,940	18,543,694
5.05%, 02/15/46 (Call 08/15/45)	12,311	11,876,619
5.20%, 03/01/48 (Call 09/01/47)(a)	6,673	6,602,332
5.30%, 12/01/34 (Call 06/01/34)	11,107	11,240,502
5.55%, 06/01/45 (Call 12/01/44)(a)	19,277	20,051,847
7.75%, 01/15/32	12,445	15,479,314
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)(a)	17,919	17,356,485
4.13%, 03/01/27 (Call 12/01/26)	18,429	18,003,694
4.50%, 07/15/23 (Call 04/15/23)	10,390	10,698,097

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines (continued)
4.50%, 04/15/38 (Call 10/15/37)(a)	$ 21,082	$ 20,155,083
4.70%, 04/15/48 (Call 10/15/47)(a)	20,556	19,826,361
4.88%, 12/01/24 (Call 09/01/24)	19,119	19,984,387
4.88%, 06/01/25 (Call 03/01/25)	10,343	10,707,636
5.20%, 03/01/47 (Call 09/01/46)(a)	17,821	18,283,218
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	6,367	6,297,482
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	6,626	6,310,616
3.65%, 06/01/22 (Call 03/01/22)	8,017	7,917,023
4.50%, 12/15/26 (Call 09/15/26)(a)	10,917	10,779,408
4.65%, 10/15/25 (Call 07/15/25)(a)	12,717	12,744,305
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)(a)	23,259	22,660,723
5.00%, 03/15/27 (Call 09/15/26)(a)	27,516	28,391,776
5.63%, 02/01/21 (Call 11/01/20)(a)	3,218	3,377,227
5.63%, 04/15/23 (Call 01/15/23)	19,041	20,332,978
5.63%, 03/01/25 (Call 12/01/24)(a)	19,062	20,351,737
5.75%, 05/15/24 (Call 02/15/24)(a)	24,403	26,235,514
5.88%, 06/30/26 (Call 12/31/25)(a)	20,828	22,603,302
6.25%, 03/15/22 (Call 12/15/21)(a)	3,647	3,939,265
Spectra Energy Partners LP, 4.75%, 03/15/24 (Call 12/15/23)	16,257	16,765,399
Sunoco Logistics Partners Operations LP
4.00%, 10/01/27 (Call 07/01/27)(a)	11,887	11,186,935
5.35%, 05/15/45 (Call 11/15/44)	11,241	10,353,060
5.40%, 10/01/47 (Call 04/01/47)(a)	22,514	21,047,526
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	13,034	12,572,894
4.25%, 05/15/28 (Call 02/15/28)	15,000	15,113,610
4.63%, 03/01/34 (Call 12/01/33)(a)	8,177	8,281,266
4.88%, 01/15/26 (Call 10/15/25)(a)	11,018	11,606,306
4.88%, 05/15/48 (Call 11/15/47)	15,000	15,471,240
6.10%, 06/01/40(a)	11,081	12,925,654
6.20%, 10/15/37(a)	6,411	7,537,554
7.63%, 01/15/39(a)	10,817	14,521,381
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	10,725	13,154,152
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	11,298	11,110,368
3.60%, 03/15/22 (Call 01/15/22)	15,214	15,185,366
3.75%, 06/15/27 (Call 03/15/27)	26,078	24,728,179
3.90%, 01/15/25 (Call 10/15/24)(a)	6,606	6,472,957
4.00%, 09/15/25 (Call 06/15/25)	2,502	2,449,971
4.30%, 03/04/24 (Call 12/04/23)	18,169	18,336,133
4.85%, 03/01/48 (Call 09/01/47)(a)	7,713	7,500,285
5.10%, 09/15/45 (Call 03/15/45)	14,335	14,447,127
6.30%, 04/15/40	15,591	17,735,021
		1,081,771,457
Real Estate Investment Trusts — 1.2%
American Tower Corp.
3.30%, 02/15/21 (Call 01/15/21)(a)	6,410	6,385,605
3.38%, 10/15/26 (Call 07/15/26)	7,710	7,185,850
3.50%, 01/31/23(a)	14,109	13,939,730
3.55%, 07/15/27 (Call 04/15/27)(a)	3,434	3,220,560
4.00%, 06/01/25 (Call 03/01/25)	14,452	14,279,106
4.70%, 03/15/22	374	387,897
5.00%, 02/15/24(a)	16,849	17,628,586
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	9,734	8,794,735
3.20%, 01/15/25 (Call 10/15/24)	34	32,477
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
3.65%, 02/01/26 (Call 11/03/25)(a)	$ 22,049	$ 21,383,361
3.85%, 02/01/23 (Call 11/01/22)(a)	7,532	7,613,058
4.13%, 05/15/21 (Call 02/15/21)(a)	2,289	2,339,326
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	13,615	13,497,568
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)(a)	904	869,668
3.15%, 07/15/23 (Call 06/15/23)	16,910	16,338,400
3.20%, 09/01/24 (Call 07/01/24)(a)	13,966	13,308,601
3.65%, 09/01/27 (Call 06/01/27)	19,655	18,522,216
3.70%, 06/15/26 (Call 03/15/26)	21,239	20,295,389
3.80%, 02/15/28 (Call 11/15/27)(a)	5,712	5,435,771
4.45%, 02/15/26 (Call 11/15/25)(a)	16,988	17,066,099
4.88%, 04/15/22	18,458	19,199,947
5.25%, 01/15/23(a)	16,894	17,822,528
ERP Operating LP
4.50%, 07/01/44 (Call 01/01/44)(a)	8,683	8,862,110
4.63%, 12/15/21 (Call 09/15/21)	2,037	2,117,673
HCP Inc.
3.88%, 08/15/24 (Call 05/17/24)(a)	5,926	5,837,214
4.00%, 06/01/25 (Call 03/01/25)(a)	15,726	15,457,074
4.25%, 11/15/23 (Call 08/15/23)(a)	7,980	8,072,476
5.38%, 02/01/21 (Call 11/03/20)(a)	1,601	1,670,663
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	12,584	12,020,332
3.30%, 01/15/26 (Call 10/15/25)(a)	19,967	19,242,300
3.38%, 10/01/24 (Call 07/01/24)(a)	21,365	20,926,599
3.38%, 06/15/27 (Call 03/15/27)(a)	1,731	1,669,029
3.38%, 12/01/27 (Call 09/01/27)(a)	625	595,875
4.38%, 03/01/21 (Call 12/01/20)	10,963	11,310,366
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)(a)	19,256	18,896,623
Weyerhaeuser Co., 7.38%, 03/15/32(a)	13,706	17,703,830
		389,928,642
Retail — 2.8%
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)(a)	3,650	3,577,571
2.30%, 05/18/22 (Call 04/18/22)(a)	5,280	5,136,360
2.75%, 05/18/24 (Call 03/18/24)(a)	13,885	13,499,955
3.00%, 05/18/27 (Call 02/18/27)(a)	11,524	11,092,391
Dollar General Corp., 3.25%, 04/15/23 (Call 01/15/23)(a)	1,684	1,662,852
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)(a)	16,469	16,380,115
4.00%, 05/15/25 (Call 03/15/25)(a)	12,021	11,945,435
4.20%, 05/15/28 (Call 02/15/28)(a)	12,466	12,263,201
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	8,784	7,893,576
2.63%, 06/01/22 (Call 05/01/22)(a)	13,266	13,090,759
2.70%, 04/01/23 (Call 01/01/23)(a)	27,423	26,996,150
2.80%, 09/14/27 (Call 06/14/27)	11,462	10,778,001
3.00%, 04/01/26 (Call 01/01/26)(a)	14,140	13,624,596
3.35%, 09/15/25 (Call 06/15/25)(a)	10,822	10,719,411
3.50%, 09/15/56 (Call 03/15/56)	3,764	3,291,280
3.75%, 02/15/24 (Call 11/15/23)(a)	11,148	11,398,675
3.90%, 06/15/47 (Call 12/15/46)(a)	6,709	6,537,446
4.20%, 04/01/43 (Call 10/01/42)(a)	15,534	15,874,101
4.25%, 04/01/46 (Call 10/01/45)	20,460	21,038,161
4.40%, 03/15/45 (Call 09/15/44)	10,633	11,174,207
4.88%, 02/15/44 (Call 08/15/43)	14,550	16,273,205

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Retail (continued)
5.88%, 12/16/36	$ 34,944	$ 43,971,835
5.95%, 04/01/41 (Call 10/01/40)(a)	18,553	23,431,797
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	21,310	19,625,909
3.10%, 05/03/27 (Call 02/03/27)(a)	23,102	22,185,631
3.12%, 04/15/22 (Call 01/15/22)(a)	3,749	3,751,474
3.38%, 09/15/25 (Call 06/15/25)(a)	9,830	9,687,737
3.70%, 04/15/46 (Call 10/15/45)(a)	20,329	18,696,777
4.05%, 05/03/47 (Call 11/03/46)(a)	28,334	27,655,721
4.38%, 09/15/45 (Call 03/15/45)(a)	8,299	8,436,617
4.65%, 04/15/42 (Call 10/15/41)	9,901	10,544,733
Macy's Retail Holdings Inc., 2.88%, 02/15/23 (Call 11/15/22)(a)	11,198	10,612,635
McDonald's Corp.
2.63%, 01/15/22(a)	19,775	19,526,367
3.50%, 03/01/27 (Call 12/01/26)(a)	12,175	11,950,157
3.70%, 01/30/26 (Call 10/30/25)(a)	22,238	22,269,785
4.45%, 03/01/47 (Call 09/01/46)(a)	5,114	5,165,902
4.70%, 12/09/35 (Call 06/09/35)(a)	9,256	9,785,492
4.88%, 12/09/45 (Call 06/09/45)(a)	26,812	28,724,395
6.30%, 10/15/37(a)	11,347	14,164,434
6.30%, 03/01/38	18,156	22,671,998
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)(a)	5,933	5,806,352
3.10%, 03/01/23 (Call 02/01/23)	7,058	7,021,696
3.50%, 03/01/28 (Call 12/01/27)(a)	4,998	4,963,456
3.85%, 10/01/23 (Call 07/01/23)(a)	12,939	13,308,060
Target Corp.
2.50%, 04/15/26(a)	18,884	17,452,865
2.90%, 01/15/22(a)	8,957	8,939,910
3.50%, 07/01/24(a)	10,149	10,223,914
3.63%, 04/15/46(a)	10,934	9,843,836
3.90%, 11/15/47 (Call 05/15/47)(a)	12,726	12,020,506
4.00%, 07/01/42(a)	18,360	17,757,408
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)(a)	15,128	13,548,581
2.75%, 06/15/21 (Call 04/15/21)	954	950,121
Walgreen Co., 3.10%, 09/15/22(a)	9,562	9,409,398
Walgreens Boots Alliance Inc.
3.30%, 11/18/21 (Call 09/18/21)(a)	10,565	10,561,766
3.45%, 06/01/26 (Call 03/01/26)(a)	20,270	19,186,536
3.80%, 11/18/24 (Call 08/18/24)(a)	26,692	26,519,380
4.80%, 11/18/44 (Call 05/18/44)(a)	26,948	26,253,146
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)(a)	13,033	12,675,689
2.55%, 04/11/23 (Call 01/11/23)(a)	21,066	20,577,166
2.65%, 12/15/24 (Call 10/15/24)(a)	9,764	9,439,518
3.30%, 04/22/24 (Call 01/22/24)(a)	16,700	16,806,115
3.63%, 12/15/47 (Call 06/15/47)(a)	25,683	24,548,772
4.00%, 04/11/43 (Call 10/11/42)	1,327	1,336,548
4.30%, 04/22/44 (Call 10/22/43)(a)	1,851	1,950,572
5.25%, 09/01/35	17,852	21,113,460
5.63%, 04/01/40	6,090	7,562,258
5.63%, 04/15/41	18,804	23,405,435
5.88%, 04/05/27	1,302	1,536,581
6.20%, 04/15/38	220	288,822
		932,114,711
Security	Par(000)	Value
Semiconductors — 1.8%
Analog Devices Inc.
3.50%, 12/05/26 (Call 09/05/26)(a)	$ 11,659	$ 11,207,228
3.90%, 12/15/25 (Call 09/15/25)(a)	9,770	9,760,936
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(a)	14,480	14,124,827
4.30%, 06/15/21(a)	1,745	1,808,174
4.35%, 04/01/47 (Call 10/01/46)(a)	11,567	11,875,985
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (Call 12/15/22)(a)	5,740	5,452,611
3.00%, 01/15/22 (Call 12/15/21)	42,508	41,516,565
3.13%, 01/15/25 (Call 11/15/24)	9,185	8,562,815
3.50%, 01/15/28 (Call 10/15/27)	18,922	17,467,952
3.63%, 01/15/24 (Call 11/15/23)	20,663	20,109,335
3.88%, 01/15/27 (Call 10/15/26)	59,637	56,933,828
Intel Corp.
2.35%, 05/11/22 (Call 04/11/22)	9,686	9,455,887
2.60%, 05/19/26 (Call 02/19/26)	15,335	14,369,183
2.70%, 12/15/22(a)	17,106	16,892,782
2.88%, 05/11/24 (Call 03/11/24)(a)	24,287	23,683,648
3.10%, 07/29/22(a)	16,951	17,000,960
3.15%, 05/11/27 (Call 02/11/27)(a)	14,639	14,238,117
3.30%, 10/01/21(a)	16,841	17,054,539
3.70%, 07/29/25 (Call 04/29/25)(a)	29,263	29,712,096
3.73%, 12/08/47 (Call 06/08/47)(a)(b)	40,030	38,303,726
4.00%, 12/15/32(a)	11,594	11,932,714
4.10%, 05/19/46 (Call 11/19/45)(a)	15,326	15,555,971
4.10%, 05/11/47 (Call 11/11/46)(a)	22,378	22,722,333
4.80%, 10/01/41	305	340,522
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)(a)	2,801	2,729,432
3.20%, 09/16/26 (Call 06/16/26)(a)	9,099	8,774,002
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)(a)	7,004	6,702,615
2.90%, 05/20/24 (Call 03/20/24)(a)	19,970	18,922,859
3.00%, 05/20/22(a)	14,983	14,745,175
3.25%, 05/20/27 (Call 02/20/27)(a)	24,021	22,548,984
3.45%, 05/20/25 (Call 02/20/25)	17,075	16,521,985
4.30%, 05/20/47 (Call 11/20/46)(a)	21,613	20,416,202
4.65%, 05/20/35 (Call 11/20/34)	20,231	20,576,966
4.80%, 05/20/45 (Call 11/20/44)(a)	17,648	18,000,081
Texas Instruments Inc., 4.15%, 05/15/48 (Call 11/15/47)	15,000	15,660,691
		595,681,726
Software — 4.3%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)(a)	17,271	16,588,315
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)(a)	3,896	3,765,705
3.00%, 08/15/26 (Call 05/15/26)(a)	15,652	14,431,643
3.50%, 04/15/23 (Call 01/15/23)(a)	2,024	2,006,117
5.00%, 10/15/25 (Call 07/15/25)(a)	17,424	18,427,584
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)(a)	16,212	16,186,212
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	32,931	31,623,755
2.00%, 08/08/23 (Call 06/08/23)(a)	19,286	18,312,520
2.13%, 11/15/22(a)	3,196	3,083,413
2.38%, 02/12/22 (Call 01/12/22)(a)	21,680	21,289,814
2.38%, 05/01/23 (Call 02/01/23)(a)	8,009	7,772,328
2.40%, 02/06/22 (Call 01/06/22)(a)	16,024	15,743,224
2.40%, 08/08/26 (Call 05/08/26)(a)	51,731	47,980,011

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Software (continued)
2.65%, 11/03/22 (Call 09/03/22)(a)	$ 4,488	$ 4,428,268
2.70%, 02/12/25 (Call 11/12/24)(a)	31,622	30,503,416
2.88%, 02/06/24 (Call 12/06/23)(a)	27,810	27,369,606
3.13%, 11/03/25 (Call 08/03/25)(a)	33,617	33,115,841
3.30%, 02/06/27 (Call 11/06/26)(a)	60,124	59,480,511
3.45%, 08/08/36 (Call 02/08/36)	27,601	26,726,882
3.50%, 02/12/35 (Call 08/12/34)	26,779	26,106,729
3.50%, 11/15/42	5,614	5,291,459
3.63%, 12/15/23 (Call 09/15/23)(a)	17,817	18,265,995
3.70%, 08/08/46 (Call 02/08/46)(a)	57,907	56,185,593
3.75%, 02/12/45 (Call 08/12/44)(a)	21,948	21,617,685
3.95%, 08/08/56 (Call 02/08/56)(a)	24,082	23,815,323
4.00%, 02/12/55 (Call 08/12/54)(a)	26,172	26,076,158
4.10%, 02/06/37 (Call 08/06/36)(a)	28,940	30,461,500
4.20%, 11/03/35 (Call 05/03/35)(a)	16,855	17,957,762
4.45%, 11/03/45 (Call 05/03/45)	44,478	48,370,746
4.50%, 10/01/40(a)	10,759	11,761,230
4.50%, 02/06/57 (Call 08/06/56)	23,791	25,976,011
4.75%, 11/03/55 (Call 05/03/55)(a)	7,358	8,327,015
5.20%, 06/01/39(a)	4,158	4,929,084
5.30%, 02/08/41	12,507	15,047,099
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)(a)	30,854	32,848,520
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	44,383	42,935,280
2.40%, 09/15/23 (Call 07/15/23)(a)	29,880	28,631,751
2.50%, 05/15/22 (Call 03/15/22)(a)	23,988	23,501,622
2.50%, 10/15/22(a)	28,302	27,595,639
2.63%, 02/15/23 (Call 01/15/23)(a)	17,693	17,287,802
2.65%, 07/15/26 (Call 04/15/26)	47,601	44,438,727
2.80%, 07/08/21(a)	7,608	7,578,233
2.95%, 11/15/24 (Call 09/15/24)(a)	28,955	28,139,129
2.95%, 05/15/25 (Call 02/15/25)	32,143	31,042,604
3.25%, 11/15/27 (Call 08/15/27)(a)	36,063	35,044,516
3.40%, 07/08/24 (Call 04/08/24)(a)	29,061	29,051,273
3.63%, 07/15/23(a)	16,057	16,341,363
3.80%, 11/15/37 (Call 05/15/37)	26,926	26,287,396
3.85%, 07/15/36 (Call 01/15/36)(a)	8,993	8,865,396
3.90%, 05/15/35 (Call 11/15/34)(a)	11,617	11,580,920
4.00%, 07/15/46 (Call 01/15/46)	40,078	39,311,320
4.00%, 11/15/47 (Call 05/15/47)(a)	34,902	34,198,665
4.13%, 05/15/45 (Call 11/15/44)(a)	21,021	20,933,145
4.30%, 07/08/34 (Call 01/08/34)	24,349	25,514,699
4.38%, 05/15/55 (Call 11/15/54)	7,839	7,894,620
4.50%, 07/08/44 (Call 01/08/44)(a)	9,572	10,080,897
5.38%, 07/15/40(a)	30,689	36,076,208
6.13%, 07/08/39	22,138	28,138,264
6.50%, 04/15/38(a)	10,477	13,759,741
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)(a)	675	672,395
3.70%, 04/11/28 (Call 01/11/28)	5,000	4,981,253
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	5,033	4,841,243
3.90%, 08/21/27 (Call 05/21/27)(a)	17,659	16,471,061
		1,393,068,236
Telecommunications — 6.9%
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	10,927	10,458,198
3.00%, 02/15/22(a)	18,081	17,804,417
3.00%, 06/30/22 (Call 04/30/22)	26,234	25,629,639
3.20%, 03/01/22 (Call 02/01/22)	16,640	16,442,733
Security	Par(000)	Value
Telecommunications (continued)
3.40%, 05/15/25 (Call 02/15/25)(a)	$ 62,884	$ 60,083,738
3.60%, 02/17/23 (Call 12/17/22)(a)	19,475	19,352,668
3.80%, 03/15/22(a)	16,293	16,427,600
3.80%, 03/01/24 (Call 01/01/24)	15,764	15,677,646
3.88%, 08/15/21(a)	14,010	14,248,830
3.90%, 03/11/24 (Call 12/11/23)(a)	17,112	17,129,981
3.95%, 01/15/25 (Call 10/15/24)(a)	19,823	19,617,963
4.10%, 02/15/28 (Call 11/15/27)(a)(b)	42,395	41,315,026
4.13%, 02/17/26 (Call 11/17/25)(a)	39,613	39,219,587
4.25%, 03/01/27 (Call 12/01/26)(a)	21,788	21,652,570
4.30%, 02/15/30 (Call 11/15/29)(b)	32,874	31,780,792
4.30%, 12/15/42 (Call 06/15/42)	27,888	24,715,324
4.35%, 06/15/45 (Call 12/15/44)(a)	37,729	33,037,263
4.45%, 05/15/21(a)	5,965	6,148,545
4.45%, 04/01/24 (Call 01/01/24)(a)	19,117	19,580,482
4.50%, 05/15/35 (Call 11/15/34)	29,613	28,068,818
4.50%, 03/09/48 (Call 09/09/47)	66,219	58,847,898
4.55%, 03/09/49 (Call 09/09/48)(a)	21,634	19,291,611
4.75%, 05/15/46 (Call 11/15/45)(a)	41,116	37,992,886
4.80%, 06/15/44 (Call 12/15/43)(a)	27,437	25,558,995
4.90%, 08/15/37 (Call 02/14/37)(b)	5,000	4,893,100
5.15%, 03/15/42	8,176	8,071,081
5.15%, 11/15/46 (Call 05/15/46)(b)	18,442	18,013,919
5.15%, 02/15/50 (Call 08/14/49)(a)(b)	29,995	29,117,346
5.25%, 03/01/37 (Call 09/01/36)(a)	34,800	35,422,057
5.35%, 09/01/40	23,792	24,167,647
5.45%, 03/01/47 (Call 09/01/46)(a)	21,379	21,789,768
5.55%, 08/15/41(a)	15,388	15,912,503
5.65%, 02/15/47 (Call 08/15/46)(a)	12,763	13,318,198
5.70%, 03/01/57 (Call 09/01/56)	9,109	9,477,166
6.00%, 08/15/40 (Call 05/15/40)(a)	17,592	19,146,883
6.38%, 03/01/41	15,137	17,102,786
British Telecommunications PLC, 9.13%, 12/15/30	31,678	45,245,687
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)(a)	13,867	13,392,818
2.20%, 02/28/21(a)	4,830	4,754,111
2.20%, 09/20/23 (Call 07/20/23)(a)	8,567	8,143,503
2.50%, 09/20/26 (Call 06/20/26)(a)	22,023	20,461,534
2.95%, 02/28/26(a)	11,369	10,942,221
3.63%, 03/04/24(a)	9,636	9,807,229
5.50%, 01/15/40(a)	32,208	39,178,919
5.90%, 02/15/39	20,776	26,234,983
Deutsche Telekom International Finance BV, 8.75%, 06/15/30(a)	42,238	58,435,618
Motorola Solutions Inc., 3.75%, 05/15/22	3,167	3,148,274
Orange SA
4.13%, 09/14/21	12,110	12,442,520
5.38%, 01/13/42(a)	4,691	5,187,769
5.50%, 02/06/44 (Call 08/06/43)(a)	4,654	5,260,904
9.00%, 03/01/31(a)	27,710	39,528,445
Rogers Communications Inc.
4.10%, 10/01/23 (Call 07/01/23)(a)	10,123	10,364,027
4.30%, 02/15/48 (Call 08/15/47)(a)	1,704	1,656,862
5.00%, 03/15/44 (Call 09/15/43)	27,357	28,916,639
Telefonica Emisiones SAU
4.10%, 03/08/27(a)	24,030	23,510,253
4.57%, 04/27/23(a)	6,492	6,742,463
4.67%, 03/06/38	12,492	11,955,094
4.90%, 03/06/48(a)	13,951	13,347,707
5.21%, 03/08/47(a)	19,499	19,512,211

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Telecommunications (continued)
5.46%, 02/16/21	$ 8,612	$ 9,080,706
7.05%, 06/20/36(a)	16,370	20,313,315
Telefonica Europe BV, 8.25%, 09/15/30(a)	10,736	14,331,639
Verizon Communications Inc.
1.75%, 08/15/21(a)	10,577	10,104,464
2.45%, 11/01/22 (Call 08/01/22)	16,498	15,804,754
2.63%, 08/15/26(a)	28,706	25,898,880
2.95%, 03/15/22(a)	30,011	29,491,264
3.00%, 11/01/21 (Call 09/01/21)(a)	13,217	13,101,039
3.13%, 03/16/22(a)	31,919	31,553,483
3.38%, 02/15/25	51,313	49,650,474
3.50%, 11/01/21	10,441	10,510,709
3.50%, 11/01/24 (Call 08/01/24)	38,341	37,673,675
3.85%, 11/01/42 (Call 05/01/42)	12,716	10,814,413
4.13%, 03/16/27(a)	42,490	42,590,140
4.13%, 08/15/46(a)	19,086	16,527,726
4.15%, 03/15/24 (Call 12/15/23)(a)	14,343	14,622,782
4.27%, 01/15/36(a)	34,547	32,255,757
4.40%, 11/01/34 (Call 05/01/34)(a)	30,539	29,283,108
4.50%, 08/10/33(a)	17,483	17,190,504
4.52%, 09/15/48	61,814	56,982,204
4.67%, 03/15/55(a)	66,486	59,901,499
4.75%, 11/01/41	6,981	6,769,949
4.81%, 03/15/39(a)	16,682	16,349,988
4.86%, 08/21/46(a)	49,293	47,716,521
5.01%, 04/15/49	56,165	55,419,859
5.01%, 08/21/54(a)	67,963	65,280,154
5.15%, 09/15/23(a)	72,605	77,976,405
5.25%, 03/16/37(a)	35,087	36,573,229
5.50%, 03/16/47(a)	14,083	14,921,716
6.55%, 09/15/43	9,116	11,077,560
Vodafone Group PLC
2.50%, 09/26/22(a)	7,039	6,741,647
2.95%, 02/19/23(a)	13,806	13,385,596
3.75%, 01/16/24	11,385	11,334,223
4.13%, 05/30/25	4,600	4,598,850
4.38%, 05/30/28	16,990	16,947,355
4.38%, 02/19/43(a)	10,503	9,573,259
5.00%, 05/30/38	7,670	7,651,745
5.25%, 05/30/48	17,020	17,232,410
6.15%, 02/27/37(a)	17,406	19,602,970
		2,241,521,426
Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.85%, 09/01/23 (Call 06/01/23)(a)	2,380	2,437,122
3.90%, 08/01/46 (Call 02/01/46)	10,389	10,023,113
4.05%, 06/15/48 (Call 12/15/47)(a)	9,008	8,888,891
4.13%, 06/15/47 (Call 12/15/46)(a)	10,991	10,990,358
4.15%, 04/01/45 (Call 10/01/44)	16,554	16,613,868
4.45%, 03/15/43 (Call 09/15/42)(a)	12,295	12,761,829
4.55%, 09/01/44 (Call 03/01/44)	11,891	12,523,086
4.90%, 04/01/44 (Call 10/01/43)(a)	13,151	14,521,880
5.75%, 05/01/40 (Call 11/01/39)(a)	8,712	10,582,128
Canadian Pacific Railway Co., 6.13%, 09/15/15 (Call 03/15/15)	9,301	11,486,642
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	439	398,958
3.25%, 06/01/27 (Call 03/01/27)	12,382	11,766,504
3.80%, 03/01/28 (Call 12/01/27)(a)	20,081	19,867,680
Security	Par/Shares (000)	Value
Transportation (continued)
3.80%, 11/01/46 (Call 05/01/46)(a)	$ 2,698	$ 2,440,916
4.10%, 03/15/44 (Call 09/15/43)(a)	12,249	11,611,150
4.30%, 03/01/48 (Call 09/01/47)	13,760	13,442,013
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)(a)	11,640	11,186,477
4.00%, 01/15/24(a)	1,785	1,823,727
4.05%, 02/15/48 (Call 08/15/47)(a)	12,340	11,374,200
4.40%, 01/15/47 (Call 07/15/46)	8,999	8,743,625
4.55%, 04/01/46 (Call 10/01/45)	9,016	8,933,006
4.75%, 11/15/45 (Call 05/15/45)(a)	17,328	17,655,016
5.10%, 01/15/44(a)	8,172	8,701,086
Union Pacific Corp.
3.80%, 10/01/51 (Call 04/01/51)	14,712	13,318,947
4.16%, 07/15/22 (Call 04/15/22)(a)	9,881	10,247,701
United Parcel Service Inc.
2.45%, 10/01/22	4,704	4,576,505
2.50%, 04/01/23 (Call 03/01/23)	9,964	9,640,604
3.05%, 11/15/27 (Call 08/15/27)	12,305	11,828,465
3.13%, 01/15/21(a)	4,913	4,973,627
3.75%, 11/15/47 (Call 05/15/47)	8,208	7,662,583
6.20%, 01/15/38	20,930	26,624,886
		327,646,593
Water — 0.0%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)(a)	15,016	14,063,035
6.59%, 10/15/37	1,052	1,383,698
		15,446,733
Total Corporate Bonds & Notes — 98.9% (Cost: $33,692,635,845)		32,330,373,872

Short-Term Investments
Money Market Funds — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	3,418,180	3,418,863,211
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	402,162	402,162,170
		3,821,025,381
Total Short-Term Investments — 11.7% (Cost: $3,820,434,543)		3,821,025,381
Total Investments in Securities — 110.6% (Cost: $37,513,070,388)		36,151,399,253
Other Assets, Less Liabilities — (10.6)%		(3,465,993,412)
Net Assets — 100.0%		$ 32,685,405,841

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® iBoxx $ Investment Grade Corporate Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,425,888	—	(7,708) (a)	3,418,180	$ 3,418,863,211	$2,613,717 (b)	$ (104,059)	$ 415,368
BlackRock Cash Funds: Treasury, SL Agency Shares	107,658	294,504 (a)	—	402,162	402,162,170	601,965	—	—
PNC Bank N.A.
2.15%, 04/29/21	14,331	—	(4,535)	9,796	9,525,171	62,739	(117,890)	100,173
2.45%, 07/28/22	1,367	—	—	1,367	1,321,855	8,253	—	(3,842)
2.55%, 12/09/21	11,815	—	(4,553)	7,262	7,105,565	57,793	(98,087)	74,647
2.63%, 02/17/22	17,722	—	(3,425)	14,297	13,989,233	90,395	(70,889)	51,224
2.70%, 11/01/22	21,889	1,000	(12,720)	10,169	9,826,971	105,097	(390,713)	269,478
2.95%, 01/30/23	11,926	—	(9,078)	2,848	2,772,841	59,115	(273,001)	170,455
2.95%, 02/23/25	13,200	—	(5,463)	7,737	7,436,158	70,476	(186,807)	124,647
3.10%, 10/25/27	2,938	—	(1)	2,937	2,786,159	23,192	(41)	(19,195)
3.25%, 06/01/25	18,440	—	(7)	18,433	17,963,959	136,382	(233)	(99,101)
3.80%, 07/25/23	12,012	—	(4,553)	7,459	7,525,210	69,306	(122,905)	44,317
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	3,494	1,080	(1,491)	3,083	2,939,058	24,383	(73,497)	50,430
3.30%, 03/08/22	10,630	—	(4)	10,626	10,606,597	70,076	(96)	(59,653)
3.90%, 04/29/24	7,596	—	(4,551)	3,045	3,060,330	41,247	(67,461)	(3,273)
					$3,917,884,488	$4,034,136	$(1,505,679)	$ 1,115,675

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$32,330,373,872	$ —	$32,330,373,872
Money Market Funds	3,821,025,381	—	—	3,821,025,381
	$ 3,821,025,381	$32,330,373,872	$ —	$36,151,399,253

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
3.75%, 02/15/23	$ 856	$ 854,040
4.00%, 03/15/22	595	600,081
4.20%, 04/15/24	870	879,170
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)(a)	2,272	2,177,598
3.63%, 05/01/22	2,012	2,012,241
3.65%, 11/01/24 (Call 08/01/24)(a)	705	691,993
4.45%, 08/15/20	1,315	1,352,675
6.25%, 07/15/19	1,200	1,241,856
WPP Finance 2010
3.63%, 09/07/22	600	594,102
3.75%, 09/19/24	170	165,879
4.75%, 11/21/21	195	201,691
		10,771,326
Aerospace & Defense — 1.5%
Boeing Capital Corp., 4.70%, 10/27/19	265	272,579
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)(a)	189	184,422
1.88%, 06/15/23 (Call 04/15/23)	250	234,950
2.25%, 06/15/26 (Call 03/15/26)	1,461	1,339,868
2.35%, 10/30/21	120	117,965
2.50%, 03/01/25 (Call 12/01/24)(a)	245	231,655
2.60%, 10/30/25 (Call 07/30/25)(a)	645	612,253
2.80%, 03/01/23 (Call 02/01/23)(a)	2,305	2,277,248
2.80%, 03/01/27 (Call 12/01/26)	580	550,925
2.85%, 10/30/24 (Call 07/30/24)(a)	860	837,167
3.25%, 03/01/28 (Call 12/01/27)(a)	1,355	1,330,217
4.88%, 02/15/20(a)	2,111	2,189,593
8.75%, 08/15/21	420	492,870
Embraer Netherlands Finance BV
5.05%, 06/15/25	810	813,483
5.40%, 02/01/27(a)	2,750	2,821,142
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	300	279,942
2.13%, 08/15/26 (Call 05/15/26)	2,190	1,966,905
2.25%, 11/15/22 (Call 08/15/22)	300	288,141
2.38%, 11/15/24 (Call 09/15/24)	1,990	1,867,953
2.63%, 11/15/27 (Call 08/15/27)(a)	1,300	1,200,147
3.00%, 05/11/21	3,785	3,779,625
3.38%, 05/15/23 (Call 04/15/23)	2,455	2,466,563
3.50%, 05/15/25 (Call 03/15/25)	3,000	2,997,870
3.75%, 05/15/28 (Call 02/15/28)	1,600	1,614,432
3.88%, 07/15/21 (Call 04/15/21)(a)	587	600,478
Harris Corp.
2.70%, 04/27/20 (Call 03/27/20)	25	24,786
3.83%, 04/27/25 (Call 01/27/25)	235	233,214
4.40%, 12/15/20	200	207,920
5.55%, 10/01/21	775	834,055
L3 Technologies Inc.
3.85%, 06/15/23	2,415	2,415,773
3.85%, 12/15/26 (Call 09/15/26)(a)	720	702,590
3.95%, 05/28/24 (Call 02/28/24)	534	533,685
4.40%, 06/15/28	2,500	2,503,075
4.75%, 07/15/20	742	766,360
4.95%, 02/15/21 (Call 11/15/20)	908	940,742
5.20%, 10/15/19	1,500	1,546,725
Security	Par(000)	Value
Aerospace & Defense (continued)
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	$ 3,399	$ 3,362,223
2.90%, 03/01/25 (Call 12/01/24)	1,825	1,744,645
3.10%, 01/15/23 (Call 11/15/22)	1,610	1,595,558
3.35%, 09/15/21	2,640	2,658,269
3.55%, 01/15/26 (Call 10/15/25)	451	447,658
4.25%, 11/15/19(a)	822	839,805
Northrop Grumman Corp.
2.08%, 10/15/20	2,715	2,658,447
2.55%, 10/15/22 (Call 09/15/22)	2,490	2,407,158
2.93%, 01/15/25 (Call 11/15/24)	1,375	1,310,237
3.20%, 02/01/27 (Call 11/01/26)	3,398	3,226,707
3.25%, 08/01/23(a)	3,051	3,033,060
3.25%, 01/15/28 (Call 10/15/27)	2,500	2,365,575
3.50%, 03/15/21	2,140	2,169,810
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)(a)	3,288	3,193,240
3.15%, 12/15/24 (Call 09/15/24)(a)	1,438	1,430,681
4.40%, 02/15/20	1,100	1,130,734
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)(a)	2,827	2,763,364
3.10%, 11/15/21 (Call 08/15/21)	450	445,612
3.50%, 03/15/27 (Call 12/15/26)	3,295	3,154,666
3.70%, 12/15/23 (Call 09/15/23)	850	851,071
5.25%, 07/15/19	450	461,052
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)	870	841,029
United Technologies Corp.
1.50%, 11/01/19	2,690	2,646,987
1.95%, 11/01/21 (Call 10/01/21)	1,285	1,235,026
2.30%, 05/04/22 (Call 04/04/22)(a)	2,100	2,024,400
2.65%, 11/01/26 (Call 08/01/26)	670	606,625
2.80%, 05/04/24 (Call 03/04/24)(a)	1,845	1,749,798
3.10%, 06/01/22	3,645	3,608,331
3.13%, 05/04/27 (Call 02/04/27)(a)	2,280	2,127,172
4.50%, 04/15/20	3,288	3,386,673
8.75%, 03/01/21	100	114,253
		101,667,184
Agriculture — 1.0%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)(a)	3,430	3,417,789
2.63%, 09/16/26 (Call 06/16/26)(a)	1,260	1,153,177
2.85%, 08/09/22(a)	3,609	3,540,646
2.95%, 05/02/23	1,150	1,121,871
4.00%, 01/31/24	1,205	1,226,232
4.75%, 05/05/21	3,599	3,759,731
9.25%, 08/06/19	1,193	1,280,900
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	530	487,335
4.48%, 03/01/21	792	823,767
BAT Capital Corp.
2.30%, 08/14/20(a)(b)	2,335	2,288,230
2.76%, 08/15/22 (Call 07/15/22)(b)	4,683	4,518,908
3.22%, 08/15/24 (Call 06/15/24)(b)	5,170	4,931,715
3.56%, 08/15/27 (Call 05/15/27)(b)	5,875	5,542,005
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	970	935,924
3.25%, 08/15/26 (Call 05/15/26)(a)	206	187,981
3.50%, 11/24/20 (Call 10/24/20)(a)	715	716,115
3.75%, 09/25/27 (Call 06/25/27)	1,725	1,639,613
8.50%, 06/15/19	305	321,354

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Agriculture (continued)
Philip Morris International Inc.
1.88%, 11/01/19	$ 1,500	$ 1,482,210
1.88%, 02/25/21 (Call 01/25/21)	775	753,006
2.00%, 02/21/20(a)	140	138,041
2.13%, 05/10/23 (Call 03/10/23)(a)	835	784,599
2.38%, 08/17/22 (Call 07/17/22)(a)	2,143	2,060,087
2.50%, 08/22/22	80	77,356
2.50%, 11/02/22 (Call 10/02/22)	2,000	1,929,820
2.63%, 02/18/22 (Call 01/18/22)	1,480	1,446,448
2.63%, 03/06/23	365	352,032
2.75%, 02/25/26 (Call 11/25/25)	560	522,749
2.90%, 11/15/21(a)	1,830	1,812,670
3.13%, 08/17/27 (Call 05/17/27)	2,300	2,190,152
3.25%, 11/10/24	1,923	1,879,309
3.38%, 08/11/25 (Call 05/11/25)	1,650	1,612,215
3.60%, 11/15/23	1,147	1,152,001
4.13%, 05/17/21(a)	755	775,438
4.50%, 03/26/20	4,381	4,505,683
Reynolds American Inc.
3.25%, 06/12/20	1,749	1,750,557
4.00%, 06/12/22	1,545	1,563,293
4.45%, 06/12/25 (Call 03/12/25)	2,834	2,875,972
4.85%, 09/15/23(a)	1,475	1,548,086
6.88%, 05/01/20	1,362	1,453,458
8.13%, 06/23/19	2,047	2,153,874
		72,712,349
Airlines — 0.2%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24	2,094	2,162,396
Series 2016-1, Class AA, 3.58%, 07/15/29	93	91,053
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	181	183,195
Delta Air Lines Inc.
2.60%, 12/04/20	250	245,693
3.40%, 04/19/21	745	744,426
3.63%, 03/15/22 (Call 02/15/22)	1,185	1,177,013
3.80%, 04/19/23 (Call 03/19/23)	2,250	2,234,588
4.38%, 04/19/28 (Call 01/19/28)	1,000	980,710
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 02/10/24	1,306	1,434,236
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	955	944,390
2.75%, 11/06/19 (Call 10/06/19)	593	591,749
2.75%, 11/16/22 (Call 10/16/22)	970	945,808
3.00%, 11/15/26 (Call 08/15/26)(a)	300	280,773
3.45%, 11/16/27 (Call 08/16/27)	725	691,302
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	178	178,159
United Airlines Pass Through Trust
Series 2014-2, Class A, 3.75%, 03/03/28	1,715	1,694,783
Series 2016-1, Class AA, 3.10%, 01/07/30	292	278,351
		14,858,625
Apparel — 0.0%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)(a)	614	589,152
2.38%, 11/01/26 (Call 08/01/26)	1,340	1,233,175
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	715	710,131
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	580	588,166
		3,120,624
Security	Par(000)	Value
Auto Manufacturers — 2.4%
American Honda Finance Corp.
1.20%, 07/12/19	$ 315	$ 309,840
1.65%, 07/12/21	2,200	2,107,402
1.70%, 09/09/21	2,599	2,493,351
2.00%, 11/13/19	300	296,757
2.15%, 03/13/20	3,150	3,112,294
2.25%, 08/15/19	2,010	1,999,709
2.30%, 09/09/26	1,345	1,228,550
2.45%, 09/24/20	177	175,095
2.60%, 11/16/22(a)	1,613	1,575,724
2.90%, 02/16/24	1,774	1,730,856
3.50%, 02/15/28(a)	1,500	1,489,020
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)(a)	2,125	2,103,962
Ford Motor Credit Co. LLC
1.90%, 08/12/19	1,450	1,432,238
2.34%, 11/02/20	2,700	2,637,765
2.43%, 06/12/20	1,810	1,779,375
2.46%, 03/27/20	2,658	2,621,054
2.60%, 11/04/19	1,750	1,740,760
2.68%, 01/09/20	1,250	1,241,238
2.98%, 08/03/22 (Call 07/03/22)(a)	2,200	2,123,528
3.10%, 05/04/23(a)	750	719,408
3.16%, 08/04/20(a)	2,500	2,491,325
3.20%, 01/15/21	1,950	1,938,222
3.22%, 01/09/22	200	196,426
3.34%, 03/18/21	3,589	3,565,564
3.34%, 03/28/22 (Call 02/28/22)	2,110	2,075,143
3.66%, 09/08/24	2,081	2,004,502
3.81%, 01/09/24 (Call 11/09/23)(a)	2,170	2,126,643
3.82%, 11/02/27 (Call 08/02/27)(a)	2,450	2,303,220
4.13%, 08/04/25(a)	1,855	1,825,394
4.14%, 02/15/23 (Call 01/15/23)	1,000	1,006,970
4.25%, 09/20/22	4,680	4,743,367
4.38%, 08/06/23(a)	1,775	1,795,572
4.39%, 01/08/26(a)	3,680	3,658,325
5.75%, 02/01/21	750	791,460
5.88%, 08/02/21	1,400	1,490,874
8.13%, 01/15/20	1,792	1,929,572
General Motors Co.
4.00%, 04/01/25(a)	800	785,392
4.88%, 10/02/23	1,162	1,204,657
General Motors Financial Co. Inc.
2.45%, 11/06/20	2,050	2,006,889
2.65%, 04/13/20	3,000	2,971,410
3.15%, 01/15/20 (Call 12/15/19)	4,864	4,867,988
3.15%, 06/30/22 (Call 05/30/22)(a)	2,750	2,684,055
3.20%, 07/13/20 (Call 06/13/20)	1,114	1,111,895
3.20%, 07/06/21 (Call 06/06/21)	950	941,298
3.25%, 01/05/23 (Call 12/05/22)	2,000	1,948,320
3.45%, 01/14/22 (Call 12/14/21)	1,787	1,773,061
3.45%, 04/10/22 (Call 02/10/22)	2,827	2,799,776
3.50%, 07/10/19	1,241	1,249,141
3.50%, 11/07/24 (Call 09/07/24)	2,265	2,169,689
3.55%, 04/09/21	190	190,365
3.70%, 11/24/20 (Call 10/24/20)	1,960	1,975,072
3.70%, 05/09/23 (Call 03/09/23)	625	617,525
3.85%, 01/05/28 (Call 10/05/27)	510	479,839
3.95%, 04/13/24 (Call 02/13/24)(a)	2,560	2,527,693
4.00%, 01/15/25 (Call 10/15/24)	2,000	1,965,760
4.00%, 10/06/26 (Call 07/06/26)	2,666	2,563,306

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Auto Manufacturers (continued)
4.20%, 03/01/21 (Call 02/01/21)	$ 1,151	$ 1,172,351
4.25%, 05/15/23(a)	450	455,355
4.30%, 07/13/25 (Call 04/13/25)	2,735	2,712,135
4.35%, 04/09/25 (Call 02/09/25)	1,955	1,949,155
4.35%, 01/17/27 (Call 10/17/26)	1,858	1,824,928
4.38%, 09/25/21	3,105	3,181,911
5.25%, 03/01/26 (Call 12/01/25)	3,155	3,298,205
PACCAR Financial Corp.
1.20%, 08/12/19	200	196,672
1.65%, 08/11/21	465	445,926
1.95%, 02/27/20	250	246,633
2.05%, 11/13/20	225	220,667
2.25%, 02/25/21	410	402,231
2.30%, 08/10/22	1,440	1,391,141
2.50%, 08/14/20	235	233,256
2.80%, 03/01/21	1,390	1,383,926
3.10%, 05/10/21	2,500	2,508,050
Toyota Motor Credit Corp.
1.55%, 10/18/19	4,900	4,824,687
1.95%, 04/17/20(a)	2,740	2,698,379
2.13%, 07/18/19	59	58,827
2.15%, 03/12/20	4,538	4,486,221
2.15%, 09/08/22(a)	2,650	2,541,085
2.20%, 01/10/20	1,500	1,487,145
2.25%, 10/18/23(a)	3,194	3,027,113
2.60%, 01/11/22	1,454	1,428,875
2.63%, 01/10/23(a)	598	580,568
2.70%, 01/11/23(a)	1,515	1,481,291
2.75%, 05/17/21	3,235	3,216,496
2.80%, 07/13/22	250	246,538
2.90%, 04/17/24	2,005	1,951,446
2.95%, 04/13/21	1,500	1,500,690
3.05%, 01/11/28	2,250	2,149,222
3.20%, 01/11/27	1,000	974,970
3.30%, 01/12/22	912	917,873
3.40%, 09/15/21	2,347	2,372,183
3.40%, 04/14/25	1,500	1,492,380
4.25%, 01/11/21	1,000	1,031,570
4.50%, 06/17/20	381	393,314
		164,177,051
Auto Parts & Equiptment — 0.1%
Aptiv PLC
3.15%, 11/19/20 (Call 10/19/20)	70	69,718
4.25%, 01/15/26 (Call 10/15/25)	1,655	1,666,337
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	395	383,636
4.63%, 09/15/20	200	206,130
Delphi Corp., 4.15%, 03/15/24 (Call 12/15/23)	1,642	1,665,037
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	525	527,777
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	750	715,950
5.25%, 01/15/25 (Call 01/15/20)	1,540	1,602,324
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	1,225	1,230,537
4.15%, 10/01/25 (Call 07/01/25)	1,570	1,610,851
		9,678,297
Security	Par(000)	Value
Banks — 26.8%
Australia & New Zealand Banking Group Ltd.
2.13%, 08/19/20	$ 600	$ 588,030
3.30%, 05/17/21	3,500	3,511,340
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	2,500	2,467,500
2.05%, 09/23/19	1,500	1,484,490
2.25%, 06/13/19	4,850	4,828,175
2.25%, 11/09/20	2,400	2,349,648
2.30%, 06/01/21	2,810	2,735,535
2.55%, 11/23/21	2,125	2,072,236
2.63%, 05/19/22	1,000	970,810
2.63%, 11/09/22	2,335	2,257,011
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20(a)	1,680	1,668,206
Banco Santander SA
3.13%, 02/23/23	1,600	1,524,224
3.50%, 04/11/22	2,555	2,497,155
3.80%, 02/23/28(a)	400	366,424
3.85%, 04/12/23	1,600	1,571,920
4.25%, 04/11/27(a)	3,380	3,229,962
4.38%, 04/12/28	1,800	1,726,272
5.18%, 11/19/25	2,800	2,794,540
Bancolombia SA, 5.95%, 06/03/21	1,600	1,669,472
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	295	288,537
2.33%, 10/01/21 (Call 10/01/20)(c)(d)	2,850	2,790,036
2.37%, 07/21/21 (Call 07/21/20)(c)(d)	1,115	1,095,064
2.50%, 10/21/22 (Call 10/21/21)	1,630	1,565,436
2.63%, 10/19/20	4,050	4,017,357
2.63%, 04/19/21	7,470	7,354,066
2.74%, 01/23/22 (Call 01/23/21)(c)(d)	2,500	2,462,750
2.82%, 07/21/23 (Call 07/21/22)(a)(c)(d)	2,800	2,715,832
2.88%, 04/24/23 (Call 04/24/22)(c)(d)	2,500	2,437,500
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	17,016	16,538,871
3.09%, 10/01/25 (Call 10/01/24)(c)(d)	2,175	2,078,039
3.12%, 01/20/23 (Call 01/20/22)(a)(c)(d)	4,080	4,023,451
3.25%, 10/21/27 (Call 10/21/26)	5,100	4,765,032
3.30%, 01/11/23	2,150	2,132,069
3.37%, 01/23/26 (Call 01/23/25)(c)(d)	2,160	2,086,366
3.42%, 12/20/28 (Call 12/20/27)(c)(d)	6,034	5,687,166
3.50%, 04/19/26	5,350	5,195,117
3.55%, 03/05/24 (Call 03/05/23)(c)(d)	1,500	1,487,775
3.71%, 04/24/28 (Call 04/24/27)(c)(d)	2,400	2,320,080
3.82%, 01/20/28 (Call 01/20/27)(c)(d)	4,400	4,300,208
3.88%, 08/01/25	4,545	4,535,683
3.97%, 03/05/29 (Call 03/05/28)(a)(c)(d)	8,200	8,096,680
4.00%, 04/01/24	4,095	4,155,442
4.00%, 01/22/25	4,190	4,153,631
4.10%, 07/24/23	3,870	3,962,454
4.13%, 01/22/24(a)	3,525	3,604,700
4.20%, 08/26/24	6,258	6,321,644
4.25%, 10/22/26(a)	3,543	3,539,740
4.45%, 03/03/26	1,699	1,717,434
5.88%, 01/05/21(a)	3,170	3,385,909
6.22%, 09/15/26(a)	300	336,954
Series L, 2.25%, 04/21/20(a)	6,292	6,206,429
Series L, 3.95%, 04/21/25	5,385	5,296,471
Series L, 4.18%, 11/25/27 (Call 11/25/26)(a)	3,340	3,280,114
Bank of Montreal
1.50%, 07/18/19	3,910	3,859,170
1.75%, 09/11/19	3,005	2,969,210

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
1.90%, 08/27/21	$ 4,590	$ 4,410,301
2.10%, 06/15/20	1,310	1,287,324
2.35%, 09/11/22(a)	1,675	1,607,129
2.55%, 11/06/22 (Call 10/06/22)(a)	655	633,523
Series D, 3.10%, 04/13/21(a)	1,500	1,497,075
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)(a)	505	491,633
2.20%, 08/16/23 (Call 06/16/23)	3,000	2,835,090
2.30%, 09/11/19 (Call 08/11/19)	1,365	1,358,325
2.45%, 11/27/20 (Call 10/27/20)	153	151,123
2.45%, 08/17/26 (Call 05/17/26)	2,250	2,057,715
2.50%, 04/15/21 (Call 03/15/21)	364	358,664
2.60%, 08/17/20 (Call 07/17/20)	1,794	1,780,509
2.60%, 02/07/22 (Call 01/07/22)	1,715	1,679,774
2.66%, 05/16/23 (Call 05/16/22)(c)(d)	2,885	2,809,903
2.80%, 05/04/26 (Call 02/04/26)(a)	2,000	1,890,200
2.95%, 01/29/23 (Call 12/29/22)	3,650	3,585,468
3.25%, 09/11/24 (Call 08/11/24)	205	201,911
3.25%, 05/16/27 (Call 02/16/27)	2,483	2,403,072
3.40%, 05/15/24 (Call 04/15/24)(a)	4,509	4,470,673
3.40%, 01/29/28 (Call 10/29/27)(a)	1,500	1,464,150
3.50%, 04/28/23(a)	1,500	1,506,270
3.55%, 09/23/21 (Call 08/23/21)	475	481,265
3.65%, 02/04/24 (Call 01/05/24)	1,225	1,238,267
3.85%, 04/28/28(a)	1,500	1,524,105
3.95%, 11/18/25 (Call 10/18/25)	720	734,868
4.15%, 02/01/21	650	668,577
4.60%, 01/15/20	1,556	1,599,303
Series G, 2.15%, 02/24/20 (Call 01/24/20)	1,036	1,025,122
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,755	2,643,643
Bank of Nova Scotia (The)
1.65%, 06/14/19	1,693	1,675,139
2.05%, 06/05/19	1,575	1,563,865
2.35%, 10/21/20	2,040	2,005,075
2.45%, 03/22/21	2,225	2,180,233
2.45%, 09/19/22(a)	3,668	3,538,850
2.50%, 01/08/21	3,390	3,336,336
2.70%, 03/07/22	4,575	4,484,140
2.80%, 07/21/21	700	692,720
3.13%, 04/20/21	7,500	7,484,775
4.38%, 01/13/21	1,255	1,294,407
4.50%, 12/16/25(a)	2,076	2,081,335
Bank One Corp.
7.63%, 10/15/26	1,100	1,350,492
8.00%, 04/29/27	2,140	2,698,454
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)(a)	2,435	2,386,276
Barclays PLC
2.75%, 11/08/19(a)	4,135	4,113,457
2.88%, 06/08/20	4,330	4,287,956
3.20%, 08/10/21	1,435	1,412,399
3.25%, 01/12/21(a)	2,740	2,710,490
3.65%, 03/16/25	4,390	4,123,483
3.68%, 01/10/23 (Call 01/10/22)(a)	1,830	1,795,267
4.34%, 05/16/24 (Call 05/16/23)(c)(d)	3,245	3,243,410
4.34%, 01/10/28 (Call 01/10/27)	800	761,536
4.38%, 01/12/26	6,705	6,538,917
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	1,058	1,025,086
2.45%, 01/15/20 (Call 12/15/19)	832	826,492
2.63%, 06/29/20 (Call 05/29/20)	3,865	3,839,568
Security	Par(000)	Value
Banks (continued)
2.75%, 04/01/22 (Call 03/01/22)	$ 1,000	$ 979,880
2.85%, 10/26/24 (Call 09/26/24)	2,000	1,919,340
3.95%, 03/22/22 (Call 02/22/22)	1,225	1,246,793
5.25%, 11/01/19	980	1,011,282
BNP Paribas SA
2.38%, 05/21/20	6,275	6,205,347
4.25%, 10/15/24(a)	1,750	1,750,123
5.00%, 01/15/21	2,990	3,125,955
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC, 3.25%, 03/03/23	1,113	1,107,112
BPCE SA
2.25%, 01/27/20	2,050	2,022,305
2.50%, 07/15/19	1,910	1,901,329
2.75%, 12/02/21	2,650	2,596,072
3.38%, 12/02/26	1,335	1,274,471
4.00%, 04/15/24(a)	2,725	2,745,029
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	700	689,619
2.63%, 01/15/22 (Call 12/15/21)	3,030	2,955,916
3.63%, 09/16/25 (Call 08/16/25)	2,400	2,376,984
3.80%, 10/30/26 (Call 09/30/26)	1,250	1,252,338
Canadian Imperial Bank of Commerce
1.60%, 09/06/19(a)	2,468	2,430,906
2.10%, 10/05/20	1,150	1,124,631
2.55%, 06/16/22	2,000	1,944,440
2.70%, 02/02/21	2,640	2,606,630
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	165	161,746
3.05%, 03/09/22 (Call 02/09/22)	1,490	1,464,044
3.20%, 01/30/23 (Call 12/30/22)	1,500	1,462,575
3.20%, 02/05/25 (Call 01/05/25)	2,220	2,097,811
3.30%, 10/30/24 (Call 09/30/24)	1,345	1,287,273
3.45%, 04/30/21 (Call 03/30/21)	1,500	1,501,110
3.50%, 06/15/23(a)	1,753	1,723,900
3.75%, 04/24/24 (Call 03/24/24)(a)	2,032	2,011,822
3.75%, 07/28/26 (Call 06/28/26)(a)	3,425	3,215,664
3.75%, 03/09/27 (Call 02/09/27)	3,060	2,926,584
3.80%, 01/31/28 (Call 12/31/27)	3,360	3,202,584
4.20%, 10/29/25 (Call 09/29/25)	2,515	2,467,919
4.25%, 04/30/25 (Call 03/31/25)	2,000	2,006,280
4.75%, 07/15/21	2,765	2,871,840
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	1,675	1,614,650
2.35%, 01/31/20 (Call 12/31/19)	1,250	1,234,800
2.40%, 09/05/19 (Call 08/05/19)	2,350	2,334,748
2.65%, 08/08/22 (Call 07/08/22)(a)	1,500	1,442,295
2.95%, 07/23/21 (Call 06/23/21)	2,700	2,662,173
Citibank N.A.
1.85%, 09/18/19 (Call 08/18/19)	2,000	1,977,080
2.10%, 06/12/20 (Call 05/12/20)	6,335	6,214,001
2.13%, 10/20/20 (Call 09/20/20)	725	708,550
2.85%, 02/12/21 (Call 01/12/21)	3,500	3,468,990
3.05%, 05/01/20 (Call 04/01/20)	2,500	2,502,475
Citigroup Inc.
2.05%, 06/07/19	6,340	6,292,260
2.35%, 08/02/21(a)	2,050	1,990,058
2.40%, 02/18/20	7,817	7,741,253
2.50%, 07/29/19	2,750	2,743,400
2.65%, 10/26/20	3,071	3,029,204
2.70%, 03/30/21	6,315	6,211,434

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
2.75%, 04/25/22 (Call 03/25/22)	$ 4,435	$ 4,315,565
2.88%, 07/24/23 (Call 07/24/22)(c)(d)	2,560	2,476,339
2.90%, 12/08/21 (Call 11/08/21)	3,990	3,923,606
3.14%, 01/24/23 (Call 01/24/22)(a)(c)(d)	2,390	2,351,234
3.20%, 10/21/26 (Call 07/21/26)	8,871	8,296,603
3.30%, 04/27/25	1,965	1,889,289
3.38%, 03/01/23	1,540	1,525,047
3.40%, 05/01/26	6,535	6,225,437
3.50%, 05/15/23	916	907,646
3.70%, 01/12/26	4,330	4,219,065
3.75%, 06/16/24(a)	32	31,849
3.88%, 10/25/23(a)	2,475	2,498,488
3.88%, 03/26/25	2,965	2,890,875
3.89%, 01/10/28 (Call 01/10/27)(c)(d)	6,380	6,214,248
4.00%, 08/05/24	1,870	1,859,191
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	1,000	1,008,440
4.05%, 07/30/22	2,370	2,403,014
4.08%, 04/23/29 (Call 04/23/28)(c)(d)	2,000	1,964,400
4.30%, 11/20/26(a)	3,690	3,656,347
4.40%, 06/10/25	3,450	3,460,522
4.45%, 09/29/27	4,990	4,944,192
4.50%, 01/14/22	2,585	2,681,912
4.60%, 03/09/26	4,250	4,300,490
5.50%, 09/13/25(a)	3,150	3,372,358
Citizens Bank N.A./Providence RI
2.20%, 05/26/20 (Call 04/26/20)	1,510	1,481,808
2.25%, 03/02/20 (Call 02/03/20)	1,071	1,054,207
2.25%, 10/30/20 (Call 09/30/20)	3,035	2,969,292
2.45%, 12/04/19 (Call 11/04/19)	1,300	1,289,665
2.55%, 05/13/21 (Call 04/13/21)	2,045	2,005,020
2.65%, 05/26/22 (Call 04/26/22)	775	752,649
3.70%, 03/29/23 (Call 02/28/23)(a)	2,705	2,716,875
Citizens Financial Group Inc.
2.38%, 07/28/21 (Call 06/28/21)	1,020	988,564
4.30%, 12/03/25 (Call 11/03/25)(a)	1,000	1,006,730
Comerica Bank
2.50%, 06/02/20	500	494,605
4.00%, 07/27/25(a)	1,000	994,620
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	3,500	3,476,620
2.40%, 11/02/20	3,015	2,966,308
2.55%, 03/15/21	3,430	3,371,518
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	248,625
2.88%, 06/29/22 (Call 05/29/22)	1,735	1,678,370
3.88%, 04/10/25 (Call 03/10/25)	1,250	1,216,913
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	2,750	2,591,022
3.88%, 02/08/22	3,336	3,393,446
3.95%, 11/09/22	7,185	7,169,121
4.38%, 08/04/25	2,295	2,264,454
4.50%, 01/11/21	1,460	1,507,129
4.63%, 12/01/23	2,350	2,384,850
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19	1,500	1,474,800
2.25%, 01/14/20	1,250	1,235,775
2.50%, 01/19/21	3,930	3,864,055
2.75%, 01/10/22	1,750	1,714,493
2.75%, 01/10/23	2,000	1,938,000
Security	Par(000)	Value
Banks (continued)
3.13%, 04/26/21	$ 2,500	$ 2,494,150
3.38%, 05/21/25(a)	2,155	2,111,965
Credit Suisse AG/New York NY
3.00%, 10/29/21	2,105	2,087,276
3.63%, 09/09/24(a)	6,266	6,216,060
4.38%, 08/05/20	2,620	2,693,465
5.30%, 08/13/19	1,508	1,551,762
5.40%, 01/14/20	1,067	1,104,708
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	4,255	4,223,556
3.13%, 12/10/20	2,625	2,612,426
3.45%, 04/16/21	3,820	3,828,519
3.75%, 03/26/25	5,810	5,612,634
3.80%, 09/15/22	1,545	1,549,002
3.80%, 06/09/23	1,900	1,883,071
4.55%, 04/17/26	3,150	3,169,183
Deutsche Bank AG
2.95%, 08/20/20	390	383,105
3.13%, 01/13/21(a)	2,247	2,195,791
3.38%, 05/12/21	2,780	2,721,703
4.10%, 01/13/26(a)	3,535	3,300,629
4.25%, 10/14/21(a)	4,390	4,362,782
Deutsche Bank AG/London, 3.70%, 05/30/24	3,931	3,687,042
Deutsche Bank AG/New York NY
3.15%, 01/22/21	700	686,434
3.30%, 11/16/22	2,650	2,522,296
3.95%, 02/27/23(a)	2,000	1,940,420
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	1,210	1,208,258
3.20%, 08/09/21 (Call 07/09/21)	2,580	2,551,104
3.35%, 02/06/23 (Call 01/06/23)	2,200	2,160,818
3.45%, 07/27/26 (Call 04/27/26)	2,270	2,121,905
4.20%, 08/08/23	3,060	3,105,043
7.00%, 04/15/20	1,030	1,092,109
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	2,386	2,320,982
2.88%, 07/27/20 (Call 06/27/20)	1,625	1,618,630
3.50%, 03/15/22 (Call 02/15/22)	930	934,259
3.95%, 03/14/28 (Call 02/14/28)(a)	1,250	1,242,325
4.30%, 01/16/24 (Call 12/16/23)	1,635	1,674,142
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	2,945	2,898,881
2.25%, 06/14/21 (Call 05/14/21)(a)	2,250	2,192,310
2.88%, 10/01/21 (Call 09/01/21)	2,000	1,979,820
3.85%, 03/15/26 (Call 02/15/26)(a)	1,190	1,176,505
First Republic Bank/CA
2.38%, 06/17/19 (Call 05/17/19)	1,600	1,590,000
2.50%, 06/06/22 (Call 05/06/22)	1,000	965,110
First Tennessee Bank N.A., 2.95%, 12/01/19 (Call 11/01/19)	1,000	995,700
Goldman Sachs Group Inc. (The)
1.95%, 07/23/19(a)	1,740	1,724,653
2.30%, 12/13/19 (Call 11/13/19)	6,873	6,812,586
2.35%, 11/15/21 (Call 11/15/20)	2,067	1,997,156
2.55%, 10/23/19	7,600	7,571,652
2.60%, 04/23/20 (Call 03/23/20)	2,711	2,685,164
2.60%, 12/27/20 (Call 12/27/19)	2,945	2,902,739
2.63%, 04/25/21 (Call 03/25/21)	3,744	3,673,875
2.75%, 09/15/20 (Call 08/15/20)	2,742	2,717,706
2.88%, 02/25/21 (Call 01/25/21)	1,205	1,192,239

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
2.88%, 10/31/22 (Call 10/31/21)(c)(d)	$ 5,500	$ 5,366,845
2.91%, 06/05/23 (Call 06/05/22)(a)(c)(d)	4,075	3,947,045
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	5,600	5,414,528
3.00%, 04/26/22 (Call 04/26/21)	8,175	8,031,365
3.20%, 02/23/23 (Call 01/23/23)(a)	5,870	5,750,193
3.27%, 09/29/25 (Call 09/29/24)(c)(d)	4,625	4,413,684
3.50%, 01/23/25 (Call 10/23/24)	6,218	6,032,331
3.50%, 11/16/26 (Call 11/16/25)	5,680	5,391,626
3.63%, 01/22/23	1,765	1,762,723
3.75%, 05/22/25 (Call 02/22/25)	5,220	5,109,962
3.75%, 02/25/26 (Call 11/25/25)	4,130	4,012,832
3.85%, 07/08/24 (Call 04/08/24)	3,949	3,934,270
3.85%, 01/26/27 (Call 01/26/26)	5,871	5,694,987
4.00%, 03/03/24	6,750	6,804,135
4.22%, 05/01/29 (Call 05/01/28)(c)(d)	2,000	1,973,160
4.25%, 10/21/25	5,290	5,248,103
5.25%, 07/27/21	1,110	1,170,473
5.38%, 03/15/20	3,046	3,169,089
5.75%, 01/24/22	2,625	2,824,946
Series D, 6.00%, 06/15/20	2,747	2,902,041
HSBC Bank USA N.A., 4.88%, 08/24/20	4,185	4,332,647
HSBC Holdings PLC
2.65%, 01/05/22	5,125	4,974,069
2.95%, 05/25/21	3,650	3,605,324
3.03%, 11/22/23 (Call 11/22/22)(c)(d)	1,230	1,196,483
3.26%, 03/13/23 (Call 03/13/22)(c)(d)	5,000	4,919,300
3.40%, 03/08/21	4,940	4,951,263
3.60%, 05/25/23	570	568,170
3.90%, 05/25/26(a)	5,575	5,480,615
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	2,755	2,764,560
4.00%, 03/30/22(a)	526	535,147
4.04%, 03/13/28 (Call 03/13/27)(a)(c)(d)	2,290	2,243,353
4.25%, 03/14/24	1,955	1,965,557
4.25%, 08/18/25	2,275	2,246,449
4.30%, 03/08/26	3,200	3,230,784
4.38%, 11/23/26(a)	3,335	3,291,445
4.88%, 01/14/22	1,950	2,038,940
5.10%, 04/05/21	5,888	6,170,388
HSBC USA Inc.
2.25%, 06/23/19	2,000	1,988,700
2.35%, 03/05/20	2,550	2,521,848
2.38%, 11/13/19(a)	1,730	1,716,939
2.75%, 08/07/20	2,750	2,730,392
3.50%, 06/23/24	2,500	2,470,625
5.00%, 09/27/20	3,150	3,259,966
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	620	596,390
3.15%, 03/14/21 (Call 02/14/21)	275	274,480
4.00%, 05/15/25 (Call 04/15/25)	1,730	1,741,729
7.00%, 12/15/20(a)	235	254,775
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	965	953,719
2.40%, 04/01/20 (Call 03/01/20)	1,855	1,832,592
2.50%, 08/07/22 (Call 07/07/22)	2,125	2,049,180
2.88%, 08/20/20 (Call 07/20/20)	450	447,962
3.25%, 05/14/21 (Call 04/14/21)	3,475	3,475,035
Industrial & Commercial Bank of China Ltd./New York
2.45%, 10/20/21	1,450	1,399,917
3.23%, 11/13/19	3,500	3,497,445
3.54%, 11/08/27(a)	1,485	1,414,849
Security	Par(000)	Value
Banks (continued)
ING Groep NV
3.15%, 03/29/22	$ 3,570	$ 3,509,274
3.95%, 03/29/27(a)	3,525	3,456,403
Intesa Sanpaolo SpA, 5.25%, 01/12/24	2,755	2,770,869
JPMorgan Chase & Co.
2.20%, 10/22/19	1,460	1,449,663
2.25%, 01/23/20 (Call 12/23/19)	8,165	8,081,717
2.30%, 08/15/21 (Call 08/15/20)	3,250	3,157,050
2.40%, 06/07/21 (Call 05/07/21)	1,518	1,483,997
2.55%, 10/29/20 (Call 09/29/20)	6,913	6,824,998
2.55%, 03/01/21 (Call 02/01/21)	6,722	6,603,693
2.70%, 05/18/23 (Call 03/18/23)	2,100	2,015,685
2.75%, 06/23/20 (Call 05/23/20)	4,336	4,304,304
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	3,450	3,354,124
2.95%, 10/01/26 (Call 07/01/26)(a)	5,300	4,941,455
2.97%, 01/15/23 (Call 01/15/22)(a)	2,990	2,918,180
3.13%, 01/23/25 (Call 10/23/24)(a)	6,850	6,587,234
3.20%, 01/25/23	1,684	1,669,972
3.20%, 06/15/26 (Call 03/15/26)(a)	4,775	4,540,022
3.22%, 03/01/25 (Call 03/01/24)(c)(d)	11,231	10,883,513
3.25%, 09/23/22	3,794	3,766,456
3.30%, 04/01/26 (Call 01/01/26)	1,625	1,558,213
3.38%, 05/01/23	3,585	3,518,068
3.51%, 01/23/29 (Call 01/23/28)(a)(c)(d)	2,500	2,377,525
3.54%, 05/01/28 (Call 05/01/27)(c)(d)	2,150	2,059,485
3.56%, 04/23/24 (Call 04/23/23)(c)(d)	2,000	1,988,340
3.63%, 05/13/24(a)	1,430	1,426,983
3.78%, 02/01/28 (Call 02/01/27)(c)(d)	575	563,046
3.88%, 02/01/24(a)	6,150	6,233,824
3.88%, 09/10/24(a)	4,400	4,368,760
3.90%, 07/15/25 (Call 04/15/25)(a)	5,443	5,450,239
4.01%, 04/23/29 (Call 04/23/28)(c)(d)	4,400	4,357,672
4.13%, 12/15/26	3,105	3,093,698
4.25%, 10/15/20	4,014	4,115,514
4.25%, 10/01/27(a)	2,500	2,496,200
4.35%, 08/15/21	4,692	4,849,745
4.40%, 07/22/20	3,655	3,758,363
4.50%, 01/24/22	7,691	7,992,180
4.63%, 05/10/21	2,730	2,843,022
4.95%, 03/25/20	3,850	3,983,210
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	1,180	1,163,598
3.09%, 04/26/21 (Call 04/26/20)(c)(d)	2,500	2,499,225
KeyBank N.A./Cleveland OH
1.60%, 08/22/19	1,325	1,306,622
2.25%, 03/16/20	1,245	1,227,993
2.30%, 09/14/22	3,085	2,961,939
2.40%, 06/09/22(a)	2,345	2,266,536
2.50%, 12/15/19	935	929,820
2.50%, 11/22/21	3,230	3,153,610
3.18%, 10/15/27	1,800	1,776,150
3.30%, 06/01/25	950	927,219
3.38%, 03/07/23	1,500	1,496,775
3.40%, 05/20/26	700	668,486
KeyCorp.
2.90%, 09/15/20(a)	301	299,332
4.10%, 04/30/28(a)	2,000	2,001,280
5.10%, 03/24/21	134	140,641

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
KfW
1.00%, 07/15/19	$ 10,710	$ 10,543,567
1.25%, 09/30/19	6,650	6,544,730
1.50%, 09/09/19	650	642,317
1.50%, 04/20/20	10,880	10,666,643
1.50%, 06/15/21	4,489	4,328,788
1.63%, 05/29/20	6,596	6,472,853
1.63%, 03/15/21	2,250	2,185,110
1.75%, 10/15/19	3,100	3,069,682
1.75%, 03/31/20	8,030	7,912,601
1.75%, 09/15/21	925	895,641
1.88%, 06/30/20	9,705	9,563,210
1.88%, 11/30/20	1,125	1,103,738
1.88%, 12/15/20	200	196,118
2.00%, 11/30/21	2,500	2,434,725
2.00%, 09/29/22	2,775	2,681,677
2.00%, 05/02/25(a)	6,700	6,297,933
2.13%, 03/07/22	11,340	11,064,551
2.13%, 06/15/22	10,600	10,317,828
2.13%, 01/17/23	9,610	9,298,540
2.38%, 08/25/21(a)	4,550	4,496,492
2.38%, 12/29/22	9,568	9,367,168
2.50%, 11/20/24	12,130	11,810,253
2.63%, 04/12/21	400	399,012
2.63%, 01/25/22	5,350	5,317,151
2.75%, 09/08/20	3,802	3,811,581
2.75%, 10/01/20	7,070	7,087,039
2.88%, 04/03/28(a)	2,850	2,822,041
4.00%, 01/27/20	6,018	6,158,641
4.88%, 06/17/19	3,190	3,270,324
Korea Development Bank (The)
1.38%, 09/12/19	2,000	1,959,820
2.25%, 05/18/20	1,000	981,780
2.50%, 03/11/20	1,700	1,680,722
2.50%, 01/13/21	1,980	1,938,638
2.75%, 03/19/23	1,000	962,990
3.00%, 09/14/22	1,805	1,769,839
3.75%, 01/22/24	1,200	1,205,040
4.63%, 11/16/21	3,030	3,144,776
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	3,650	3,318,653
2.00%, 01/13/25	5,200	4,904,276
2.25%, 10/01/21	700	688,751
2.38%, 06/10/25	690	665,160
Series 29, 1.38%, 10/23/19	530	522,225
Series 36, 2.00%, 12/06/21	125	121,791
Series 37, 2.50%, 11/15/27	1,025	981,858
Lloyds Bank PLC
3.30%, 05/07/21	1,000	999,410
6.38%, 01/21/21	2,717	2,932,811
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(c)(d)	710	678,597
3.00%, 01/11/22	5,280	5,167,166
3.10%, 07/06/21	1,895	1,874,856
3.75%, 01/11/27(a)	3,855	3,650,377
4.38%, 03/22/28(a)	3,100	3,064,288
4.45%, 05/08/25(a)	1,735	1,756,167
4.50%, 11/04/24	2,310	2,292,698
4.58%, 12/10/25(a)	3,439	3,376,376
4.65%, 03/24/26(a)	1,755	1,732,641
Security	Par(000)	Value
Banks (continued)
Manufacturers & Traders Trust Co.
2.05%, 08/17/20 (Call 07/17/20)	$ 505	$ 494,557
2.25%, 07/25/19 (Call 06/25/19)	2,160	2,145,701
2.50%, 05/18/22 (Call 04/18/22)	1,500	1,455,225
2.63%, 01/25/21 (Call 12/25/20)	2,335	2,305,275
2.90%, 02/06/25 (Call 01/06/25)(a)	1,500	1,444,020
3.40%, 08/17/27	1,685	1,633,692
Mitsubishi UFJ Financial Group Inc.
2.53%, 09/13/23(a)	1,490	1,414,487
2.67%, 07/25/22	1,210	1,172,756
2.76%, 09/13/26	1,500	1,384,680
2.95%, 03/01/21	6,270	6,218,962
3.00%, 02/22/22	1,182	1,162,982
3.29%, 07/25/27(a)	1,665	1,594,071
3.46%, 03/02/23	1,200	1,194,624
3.78%, 03/02/25(a)	1,745	1,745,646
3.85%, 03/01/26	6,340	6,337,147
3.96%, 03/02/28(a)	2,000	2,016,500
Mizuho Financial Group Inc.
2.27%, 09/13/21	3,250	3,131,505
2.60%, 09/11/22	2,380	2,284,134
2.84%, 09/13/26(a)	1,730	1,599,956
2.95%, 02/28/22	2,195	2,150,968
3.17%, 09/11/27	1,450	1,367,727
3.55%, 03/05/23(a)	1,500	1,493,130
3.66%, 02/28/27	1,765	1,734,254
4.02%, 03/05/28(a)	2,000	2,014,080
Morgan Stanley
2.38%, 07/23/19	5,088	5,067,292
2.50%, 04/21/21	6,939	6,793,975
2.63%, 11/17/21	4,254	4,150,883
2.65%, 01/27/20	2,013	2,001,566
2.75%, 05/19/22	3,715	3,620,899
2.80%, 06/16/20	4,005	3,975,723
3.13%, 01/23/23	5,000	4,888,950
3.13%, 07/27/26(a)	6,295	5,907,920
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	200	190,866
3.63%, 01/20/27(a)	6,656	6,438,682
3.70%, 10/23/24	3,280	3,260,451
3.74%, 04/24/24 (Call 04/24/23)(c)(d)	4,510	4,502,739
3.75%, 02/25/23	5,968	5,992,588
3.77%, 01/24/29 (Call 01/24/28)(a)(c)(d)	4,720	4,564,193
3.88%, 01/27/26	6,941	6,874,644
3.95%, 04/23/27	4,500	4,343,850
4.00%, 07/23/25(a)	1,140	1,146,213
4.10%, 05/22/23	1,875	1,898,888
4.35%, 09/08/26	4,854	4,833,176
4.88%, 11/01/22(a)	3,000	3,128,340
5.00%, 11/24/25(a)	4,190	4,372,852
5.50%, 01/26/20	5,450	5,668,436
5.50%, 07/24/20	5,100	5,348,268
5.50%, 07/28/21	6,703	7,128,372
5.63%, 09/23/19	3,783	3,916,464
5.75%, 01/25/21	1,660	1,764,082
Series F, 3.88%, 04/29/24	6,370	6,402,423
MUFG Americas Holdings Corp.
2.25%, 02/10/20 (Call 01/10/20)	200	197,204
3.00%, 02/10/25 (Call 01/10/25)	704	674,545

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
National Australia Bank Ltd./New York
1.88%, 07/12/21	$ 1,550	$ 1,484,637
2.25%, 01/10/20	1,700	1,681,045
2.50%, 01/12/21	2,500	2,458,625
2.50%, 05/22/22	4,360	4,214,899
2.50%, 07/12/26	2,000	1,816,020
2.63%, 07/23/20	1,250	1,238,513
2.63%, 01/14/21	2,250	2,219,445
2.80%, 01/10/22	350	343,928
2.88%, 04/12/23	2,500	2,428,500
3.00%, 01/20/23	2,600	2,548,130
3.38%, 01/14/26	2,640	2,570,198
National Bank of Canada
2.15%, 06/12/20 (Call 05/12/20)	2,300	2,259,543
2.20%, 11/02/20 (Call 10/02/20)	2,375	2,320,280
Northern Trust Corp.
2.38%, 08/02/22	1,245	1,210,140
3.38%, 08/23/21	695	703,465
3.45%, 11/04/20	507	514,063
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	2,710	2,657,290
1.50%, 10/21/20(a)	1,785	1,736,109
1.75%, 01/24/20	3,690	3,642,952
2.38%, 10/01/21	1,115	1,099,836
PNC Bank N.A.
1.45%, 07/29/19 (Call 06/29/19)(e)	1,750	1,724,590
2.25%, 07/02/19 (Call 06/02/19)(e)	4,140	4,120,790
2.30%, 06/01/20 (Call 05/02/20)(e)	3,440	3,394,695
2.40%, 10/18/19 (Call 09/18/19)(e)	1,100	1,094,159
2.45%, 11/05/20 (Call 10/06/20)(e)	950	936,197
2.45%, 07/28/22 (Call 06/28/22)(e)	250	241,833
2.70%, 11/01/22 (Call 10/01/22)(e)	1,500	1,451,535
2.95%, 01/30/23 (Call 12/30/22)(e)	3,750	3,648,900
2.95%, 02/23/25 (Call 01/24/25)(e)	1,050	1,008,714
3.10%, 10/25/27 (Call 09/25/27)(e)	4,615	4,380,558
3.30%, 10/30/24 (Call 09/30/24)(e)	272	268,135
3.80%, 07/25/23 (Call 06/25/23)(e)	1,815	1,830,028
4.25%, 07/01/18(e)	220	220,279
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22(a)(e)(f)	5,163	5,046,523
3.15%, 05/19/27 (Call 04/19/27)(e)	2,269	2,163,287
3.30%, 03/08/22 (Call 02/06/22)(e)	1,937	1,935,140
3.90%, 04/29/24 (Call 03/29/24)(a)(e)	1,150	1,156,601
4.38%, 08/11/20(a)(e)	2,462	2,528,597
5.13%, 02/08/20(e)	206	213,562
RBC USA Holdco Corp., 5.25%, 09/15/20	1,650	1,728,095
Regions Bank/Birmingham AL, 2.75%, 04/01/21 (Call 03/01/21)	2,335	2,300,932
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	1,900	1,841,461
3.20%, 02/08/21 (Call 01/08/21)	3,279	3,276,705
Royal Bank of Canada
1.50%, 07/29/19	1,650	1,629,441
2.13%, 03/02/20	2,175	2,145,029
2.15%, 03/06/20	772	761,918
2.15%, 10/26/20	125	122,313
2.35%, 10/30/20	4,600	4,523,916
2.50%, 01/19/21(a)	1,900	1,871,519
2.75%, 02/01/22	5,435	5,346,518
Security	Par(000)	Value
Banks (continued)
3.20%, 04/30/21	$ 2,000	$ 2,004,420
4.65%, 01/27/26(a)	1,116	1,135,720
Royal Bank of Scotland Group PLC
3.88%, 09/12/23(a)	5,710	5,587,806
4.80%, 04/05/26	3,510	3,543,275
4.89%, 05/18/29 (Call 05/18/28)(c)(d)	1,000	997,880
6.40%, 10/21/19	200	208,718
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	2,260	2,242,010
3.40%, 01/18/23 (Call 12/18/22)	355	344,645
3.70%, 03/28/22 (Call 02/28/22)	1,905	1,884,255
4.40%, 07/13/27 (Call 06/13/27)	2,060	1,988,621
4.50%, 07/17/25 (Call 04/17/25)	3,213	3,175,376
Santander UK Group Holdings PLC
2.88%, 10/16/20	3,323	3,289,704
2.88%, 08/05/21	3,440	3,357,096
3.13%, 01/08/21	2,463	2,438,247
3.37%, 01/05/24 (Call 01/05/23)(a)(c)(d)	4,355	4,206,494
3.57%, 01/10/23 (Call 01/10/22)	2,605	2,544,538
Santander UK PLC
2.38%, 03/16/20	471	464,985
2.50%, 01/05/21	1,670	1,636,583
3.40%, 06/01/21	2,000	2,000,320
4.00%, 03/13/24	251	252,920
Skandinaviska Enskilda Banken AB
1.50%, 09/13/19	3,250	3,195,010
1.88%, 09/13/21	1,500	1,436,610
2.30%, 03/11/20	3,155	3,114,206
2.63%, 03/15/21(a)	2,600	2,559,648
2.80%, 03/11/22	1,485	1,455,909
State Street Corp.
1.95%, 05/19/21	1,169	1,139,974
2.55%, 08/18/20	2,633	2,618,229
2.65%, 05/19/26(a)	2,025	1,895,015
3.10%, 05/15/23(a)	713	703,881
3.55%, 08/18/25	1,180	1,181,522
3.70%, 11/20/23	240	244,596
4.38%, 03/07/21(a)	362	375,173
Sumitomo Mitsui Banking Corp.
2.09%, 10/18/19	2,000	1,976,380
2.45%, 01/16/20	4,740	4,691,083
2.45%, 10/20/20	1,000	981,790
2.51%, 01/17/20	1,500	1,486,620
2.65%, 07/23/20(a)	2,850	2,818,764
3.20%, 07/18/22	1,750	1,735,703
3.40%, 07/11/24	3,250	3,214,542
3.95%, 01/10/24	4,035	4,112,754
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	4,500	4,331,475
2.44%, 10/19/21	1,000	970,550
2.63%, 07/14/26	4,000	3,659,920
2.78%, 10/18/22	1,740	1,687,522
2.85%, 01/11/22	3,710	3,637,098
2.93%, 03/09/21	5,983	5,927,238
3.01%, 10/19/26	2,200	2,068,440
3.10%, 01/17/23	2,500	2,452,150
3.35%, 10/18/27(a)	2,000	1,921,780
3.45%, 01/11/27	2,480	2,407,832
3.54%, 01/17/28	1,500	1,463,100
3.78%, 03/09/26	350	348,597

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	$ 1,435	$ 1,419,760
2.45%, 08/01/22 (Call 07/01/22)	2,000	1,929,340
2.59%, 01/29/21 (Call 01/29/20)(a)(c)(d)	1,500	1,489,095
2.75%, 05/01/23 (Call 04/01/23)	1,200	1,160,736
3.00%, 02/02/23 (Call 01/02/23)(a)	2,068	2,032,079
3.30%, 05/15/26 (Call 04/15/26)	1,075	1,021,465
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	3,041	2,967,590
2.90%, 03/03/21 (Call 02/03/21)	1,790	1,773,783
4.00%, 05/01/25 (Call 03/01/25)	1,200	1,213,644
SVB Financial Group
3.50%, 01/29/25	310	301,289
5.38%, 09/15/20	150	157,235
Svenska Handelsbanken AB
1.50%, 09/06/19	1,000	984,740
1.88%, 09/07/21	2,000	1,915,560
2.40%, 10/01/20	950	935,161
2.45%, 03/30/21	950	931,010
3.35%, 05/24/21	2,555	2,566,370
Synchrony Bank
3.00%, 06/15/22 (Call 05/15/22)	2,885	2,788,064
3.65%, 05/24/21 (Call 04/24/21)	2,000	2,006,200
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	2,318	2,232,327
Toronto-Dominion Bank (The)
1.45%, 08/13/19	2,925	2,883,348
1.80%, 07/13/21	822	790,263
1.85%, 09/11/20	3,220	3,143,622
2.13%, 07/02/19	2,800	2,786,980
2.13%, 04/07/21	4,340	4,219,869
2.25%, 11/05/19	3,900	3,878,511
2.50%, 12/14/20(a)	4,401	4,344,535
2.55%, 01/25/21	2,500	2,469,650
3.63%, 09/15/31 (Call 09/15/26)(a)(c)(d)	450	425,979
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	3,050	3,003,853
2.95%, 07/15/22 (Call 06/15/22)	1,933	1,898,245
3.00%, 03/15/22 (Call 02/15/22)(a)	2,063	2,049,797
3.10%, 04/27/26 (Call 03/27/26)	697	660,254
3.60%, 09/11/24 (Call 08/11/24)	2,165	2,151,057
3.70%, 01/30/24 (Call 12/29/23)	3,071	3,114,792
3.90%, 04/26/28 (Call 03/24/28)(a)	1,000	1,017,480
4.13%, 05/24/21 (Call 04/23/21)	1,986	2,049,810
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	2,350	2,138,618
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	2,802	2,755,851
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,850	1,778,997
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	3,885	3,853,221
2.80%, 01/27/25 (Call 12/27/24)	1,250	1,190,725
2.85%, 01/23/23 (Call 12/23/22)	3,700	3,646,535
3.10%, 05/21/21 (Call 05/21/20)(c)(d)	2,000	2,003,560
3.15%, 04/26/21 (Call 03/26/21)	2,500	2,508,650
UBS AG/Stamford CT
2.35%, 03/26/20	3,520	3,479,344
2.38%, 08/14/19	3,410	3,393,700
4.88%, 08/04/20	4,175	4,319,956
Wells Fargo & Co.
2.10%, 07/26/21	6,030	5,809,181
2.50%, 03/04/21	7,056	6,916,080
2.55%, 12/07/20	3,275	3,229,019
Security	Par(000)	Value
Banks (continued)
2.60%, 07/22/20	$ 7,288	$ 7,205,427
2.63%, 07/22/22	2,110	2,033,259
3.00%, 01/22/21(a)	3,450	3,432,336
3.00%, 02/19/25(a)	6,253	5,909,960
3.00%, 04/22/26	6,125	5,723,016
3.00%, 10/23/26	6,496	6,030,886
3.07%, 01/24/23 (Call 01/24/22)	7,364	7,171,947
3.30%, 09/09/24	6,327	6,115,552
3.50%, 03/08/22	3,029	3,033,059
3.55%, 09/29/25	4,805	4,675,457
3.58%, 05/22/28 (Call 05/22/27)(a)(c)(d)	3,457	3,306,620
4.10%, 06/03/26	3,300	3,251,589
4.13%, 08/15/23(a)	1,297	1,310,813
4.30%, 07/22/27	4,668	4,623,887
4.48%, 01/16/24	531	544,971
4.60%, 04/01/21	415	429,239
Series M, 3.45%, 02/13/23	3,385	3,327,557
Series N, 2.15%, 01/30/20	5,543	5,471,440
Wells Fargo Bank N.A.
2.15%, 12/06/19	3,840	3,803,597
2.60%, 01/15/21	3,000	2,955,900
Westpac Banking Corp.
1.60%, 08/19/19	2,550	2,513,866
2.00%, 08/19/21	2,250	2,166,480
2.10%, 05/13/21	249	241,483
2.15%, 03/06/20(a)	2,650	2,613,536
2.30%, 05/26/20(a)	750	741,330
2.50%, 06/28/22	2,318	2,239,118
2.60%, 11/23/20	1,825	1,803,210
2.65%, 01/25/21	2,500	2,468,800
2.70%, 08/19/26(a)	3,346	3,084,443
2.75%, 01/11/23(a)	3,150	3,056,161
2.80%, 01/11/22(a)	4,420	4,346,407
2.85%, 05/13/26	2,275	2,125,646
3.05%, 05/15/20	4,000	4,010,040
3.35%, 03/08/27(a)	2,400	2,316,072
3.40%, 01/25/28	1,000	962,920
3.65%, 05/15/23	3,500	3,508,610
4.32%, 11/23/31 (Call 11/23/26)(c)(d)	2,815	2,746,455
4.88%, 11/19/19	1,540	1,584,106
		1,874,212,830
Beverages — 2.3%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	3,174	3,072,146
2.65%, 02/01/21 (Call 01/01/21)	12,424	12,308,830
3.30%, 02/01/23 (Call 12/01/22)(a)	13,068	12,981,490
3.65%, 02/01/26 (Call 11/01/25)(a)	17,070	16,815,486
3.70%, 02/01/24(a)	2,275	2,292,677
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	1,550	1,502,694
3.50%, 01/12/24 (Call 12/12/23)	1,820	1,816,196
3.75%, 01/15/22	950	967,604
4.00%, 04/13/28 (Call 01/13/28)(a)	525	525,824
4.38%, 02/15/21	1,570	1,625,044
5.00%, 04/15/20	1,223	1,275,821
6.88%, 11/15/19	1,265	1,337,813
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	245	242,151
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	780	767,738

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Beverages (continued)
Coca-Cola Co. (The)
1.55%, 09/01/21	$ 2,050	$ 1,968,676
1.88%, 10/27/20	1,750	1,715,192
2.20%, 05/25/22(a)	1,050	1,022,900
2.25%, 09/01/26	1,680	1,529,018
2.45%, 11/01/20(a)	2,734	2,717,979
2.50%, 04/01/23	800	779,592
2.55%, 06/01/26(a)	1,171	1,095,857
2.88%, 10/27/25	3,275	3,150,910
2.90%, 05/25/27	1,177	1,122,175
3.15%, 11/15/20	2,209	2,232,239
3.20%, 11/01/23	1,458	1,464,459
3.30%, 09/01/21(a)	1,754	1,779,608
Coca-Cola European Partners PLC
3.25%, 08/19/21 (Call 05/19/21)	300	298,452
3.50%, 09/15/20	1,250	1,258,625
Coca-Cola FEMSA SAB de CV, 2.38%, 11/26/18(a)	1,342	1,340,457
Constellation Brands Inc.
2.00%, 11/07/19	1,100	1,086,041
2.25%, 11/06/20	575	563,305
2.65%, 11/07/22 (Call 10/07/22)	75	72,238
2.70%, 05/09/22 (Call 04/09/22)	5,296	5,146,282
3.20%, 02/15/23 (Call 01/15/23)	1,650	1,621,323
3.50%, 05/09/27 (Call 02/09/27)	35	33,447
3.60%, 02/15/28 (Call 11/15/27)(a)	1,655	1,585,705
3.70%, 12/06/26 (Call 09/06/26)(a)	2,209	2,145,999
4.75%, 11/15/24	375	392,644
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	3,849	3,740,497
3.50%, 09/18/23 (Call 08/18/23)	3,000	3,027,660
3.88%, 05/18/28 (Call 02/18/28)	2,000	2,036,120
4.83%, 07/15/20	600	623,280
Diageo Investment Corp., 2.88%, 05/11/22	1,646	1,627,367
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	750	657,053
3.13%, 12/15/23 (Call 10/15/23)	480	461,515
3.40%, 11/15/25 (Call 08/15/25)(a)	950	897,456
3.43%, 06/15/27 (Call 03/15/27)(b)	1,000	936,780
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	40	38,501
Maple Escrow Subsidiary Inc.
3.55%, 05/25/21(b)	3,030	3,045,544
4.06%, 05/25/23 (Call 04/25/23)(b)	3,015	3,036,256
4.42%, 05/25/25 (Call 03/25/25)(b)	2,000	2,019,640
4.60%, 05/25/28 (Call 02/25/28)(b)	2,825	2,846,187
Molson Coors Brewing Co.
1.45%, 07/15/19	1,625	1,597,863
2.10%, 07/15/21 (Call 06/15/21)	2,009	1,932,156
2.25%, 03/15/20 (Call 02/15/20)	765	753,663
3.00%, 07/15/26 (Call 04/15/26)(a)	3,512	3,207,229
3.50%, 05/01/22	525	524,428
PepsiCo Inc.
1.35%, 10/04/19	1,975	1,945,217
1.70%, 10/06/21 (Call 09/06/21)	1,135	1,091,768
1.85%, 04/30/20 (Call 03/30/20)	1,790	1,763,508
2.00%, 04/15/21 (Call 03/15/21)	1,400	1,367,576
2.15%, 10/14/20 (Call 09/14/20)	307	302,779
2.25%, 05/02/22 (Call 04/02/22)	2,550	2,476,713
2.38%, 10/06/26 (Call 07/06/26)(a)	3,426	3,138,250
2.75%, 03/05/22(a)	3,762	3,736,757
Security	Par(000)	Value
Beverages (continued)
2.75%, 03/01/23(a)	$ 980	$ 964,947
2.75%, 04/30/25 (Call 01/30/25)	1,025	979,377
2.85%, 02/24/26 (Call 11/24/25)	2,146	2,048,164
3.00%, 08/25/21(a)	655	659,212
3.00%, 10/15/27 (Call 07/15/27)(a)	3,250	3,100,955
3.10%, 07/17/22 (Call 05/17/22)	1,650	1,653,448
3.13%, 11/01/20	280	282,677
3.50%, 07/17/25 (Call 04/17/25)(a)	1,900	1,900,665
3.60%, 03/01/24 (Call 12/01/23)(a)	3,284	3,337,266
4.50%, 01/15/20(a)	287	295,567
		157,708,678
Biotechnology — 1.3%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	3,680	3,533,462
2.13%, 05/01/20 (Call 04/01/20)	1,450	1,429,221
2.20%, 05/11/20	1,735	1,711,595
2.60%, 08/19/26 (Call 05/19/26)	4,481	4,066,956
2.65%, 05/11/22 (Call 04/11/22)	89	86,537
2.70%, 05/01/22 (Call 03/01/22)	3,130	3,050,592
3.13%, 05/01/25 (Call 02/01/25)	175	168,172
3.20%, 11/02/27 (Call 08/02/27)	1,960	1,840,401
3.45%, 10/01/20	970	980,204
3.63%, 05/15/22 (Call 02/15/22)(a)	802	808,071
3.63%, 05/22/24 (Call 02/22/24)(a)	2,381	2,384,191
3.88%, 11/15/21 (Call 08/15/21)	369	376,926
4.10%, 06/15/21 (Call 03/15/21)	3,068	3,152,033
4.50%, 03/15/20	1,275	1,312,217
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	3,701	3,665,396
3.60%, 06/23/22 (Call 04/23/22)	900	892,755
4.00%, 06/23/25 (Call 03/23/25)	3,320	3,254,729
Biogen Inc.
2.90%, 09/15/20	755	752,131
3.63%, 09/15/22	2,200	2,212,320
4.05%, 09/15/25 (Call 06/15/25)(a)	3,480	3,520,890
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	650	674,817
Celgene Corp.
2.25%, 08/15/21	1,440	1,391,429
2.75%, 02/15/23 (Call 01/15/23)(a)	1,600	1,534,944
2.88%, 08/15/20	1,490	1,481,194
3.25%, 08/15/22	2,930	2,884,380
3.25%, 02/20/23 (Call 01/20/23)	2,618	2,566,059
3.45%, 11/15/27 (Call 08/15/27)	1,970	1,841,595
3.55%, 08/15/22	1,155	1,150,646
3.63%, 05/15/24 (Call 02/15/24)	1,225	1,201,896
3.88%, 08/15/25 (Call 05/15/25)(a)	4,580	4,493,209
3.90%, 02/20/28 (Call 11/20/27)	1,190	1,146,256
3.95%, 10/15/20	900	915,705
4.00%, 08/15/23(a)	260	263,297
Gilead Sciences Inc.
1.85%, 09/20/19	1,475	1,459,852
1.95%, 03/01/22 (Call 02/01/22)	880	840,611
2.35%, 02/01/20	4,078	4,049,699
2.50%, 09/01/23 (Call 07/01/23)	1,205	1,154,101
2.55%, 09/01/20	2,105	2,088,749
2.95%, 03/01/27 (Call 12/01/26)(a)	4,375	4,104,100
3.25%, 09/01/22 (Call 07/01/22)(a)	3,923	3,920,411
3.50%, 02/01/25 (Call 11/01/24)	2,620	2,594,429
3.65%, 03/01/26 (Call 12/01/25)	1,525	1,512,952
3.70%, 04/01/24 (Call 01/01/24)(a)	3,780	3,809,030

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Biotechnology (continued)
4.40%, 12/01/21 (Call 09/01/21)	$ 2,949	$ 3,059,764
4.50%, 04/01/21 (Call 01/01/21)	1,274	1,319,635
		90,657,559
Building Materials — 0.2%
CRH America Inc., 5.75%, 01/15/21	970	1,024,776
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(f)	640	634,035
3.75%, 12/01/21 (Call 09/01/21)	1,250	1,265,250
3.90%, 02/14/26 (Call 11/14/25)	1,000	991,480
4.25%, 03/01/21	1,325	1,357,489
5.00%, 03/30/20	400	413,820
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	450	430,335
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	3,118	2,923,156
Masco Corp., 4.38%, 04/01/26 (Call 01/01/26)(a)	180	180,682
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	335	311,842
4.20%, 12/15/22 (Call 09/15/22)	146	148,429
4.20%, 12/01/24 (Call 09/01/24)(a)	425	425,153
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	1,100	1,066,681
4.50%, 04/01/25 (Call 01/01/25)(a)	1,255	1,281,117
		12,454,245
Chemicals — 1.2%
Air Products & Chemicals Inc.
2.75%, 02/03/23(a)	465	456,346
3.00%, 11/03/21	1,888	1,882,393
3.35%, 07/31/24 (Call 04/30/24)	635	635,464
4.38%, 08/21/19	250	254,450
Airgas Inc.
2.38%, 02/15/20 (Call 01/15/20)	625	618,581
2.90%, 11/15/22 (Call 08/15/22)	425	416,806
3.65%, 07/15/24 (Call 04/15/24)(a)	725	732,156
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)(a)	1,040	1,056,848
Braskem Finance Ltd., 6.45%, 02/03/24	1,250	1,324,837
Cabot Corp., 3.70%, 07/15/22	460	458,073
Celanese U.S. Holdings LLC
4.63%, 11/15/22	566	582,929
5.88%, 06/15/21	1,645	1,746,595
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)(a)	1,505	1,477,594
3.50%, 10/01/24 (Call 07/01/24)	2,712	2,659,658
4.13%, 11/15/21 (Call 08/15/21)(a)	3,477	3,564,064
4.25%, 11/15/20 (Call 08/15/20)	1,868	1,919,295
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	1,350	1,343,736
3.60%, 08/15/22 (Call 05/15/22)	152	152,451
3.80%, 03/15/25 (Call 12/15/24)(a)	2,281	2,287,250
EI du Pont de Nemours & Co.
2.20%, 05/01/20	560	552,989
2.80%, 02/15/23	3,606	3,510,802
3.63%, 01/15/21	1,029	1,045,567
4.25%, 04/01/21	375	386,332
4.63%, 01/15/20	1,886	1,941,090
FMC Corp.
3.95%, 02/01/22 (Call 11/01/21)	700	706,965
4.10%, 02/01/24 (Call 11/01/23)	1,000	1,007,580
LYB International Finance BV, 4.00%, 07/15/23(a)	440	445,020
Security	Par(000)	Value
Chemicals (continued)
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	$ 2,300	$ 2,184,264
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	2,900	3,159,144
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	280	277,427
Monsanto Co.
2.13%, 07/15/19	1,617	1,604,339
2.20%, 07/15/22 (Call 04/15/22)	110	104,171
2.75%, 07/15/21	600	590,196
2.85%, 04/15/25 (Call 01/15/25)(a)	1,120	1,040,962
3.38%, 07/15/24 (Call 04/15/24)	1,530	1,484,085
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)(a)	650	634,556
3.75%, 11/15/21 (Call 08/15/21)	1,540	1,538,244
4.05%, 11/15/27 (Call 08/15/27)	1,150	1,099,549
4.25%, 11/15/23 (Call 08/15/23)(a)	1,486	1,504,768
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	1,850	1,723,293
3.15%, 10/01/22 (Call 07/01/22)	1,370	1,339,641
3.38%, 03/15/25 (Call 12/15/24)	205	195,543
3.50%, 06/01/23 (Call 03/01/23)	1,660	1,632,959
3.63%, 03/15/24 (Call 12/15/23)	475	465,253
4.00%, 12/15/26 (Call 09/15/26)	1,000	980,750
4.88%, 03/30/20	110	112,405
6.50%, 05/15/19	806	831,131
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	850	844,475
3.20%, 03/15/23 (Call 02/15/23)	2,358	2,343,876
3.60%, 11/15/20	550	557,826
3.75%, 03/15/28 (Call 12/15/27)(a)	1,900	1,886,985
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)(a)	11	10,593
2.25%, 09/24/20	900	887,391
2.45%, 02/15/22 (Call 11/15/21)	1,563	1,529,317
2.65%, 02/05/25 (Call 11/05/24)	1,740	1,656,428
2.70%, 02/21/23 (Call 11/21/22)	375	365,835
3.00%, 09/01/21	465	464,581
3.20%, 01/30/26 (Call 10/30/25)(a)	100	97,873
4.05%, 03/15/21	500	514,310
4.50%, 08/15/19	1,247	1,275,519
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	285	282,914
3.75%, 03/15/27 (Call 12/15/26)	1,000	960,510
6.13%, 10/15/19	495	514,642
Sherwin-Williams Co. (The)
2.25%, 05/15/20	1,050	1,034,061
2.75%, 06/01/22 (Call 05/01/22)(a)	3,874	3,768,124
3.13%, 06/01/24 (Call 04/01/24)	755	727,420
3.45%, 08/01/25 (Call 05/01/25)(a)	485	469,873
3.45%, 06/01/27 (Call 03/01/27)(a)	1,280	1,217,946
4.20%, 01/15/22 (Call 10/15/21)	1,325	1,355,091
Syngenta Finance NV, 3.13%, 03/28/22	1,710	1,631,169
Westlake Chemical Corp.
3.60%, 07/15/22 (Call 04/15/22)	400	397,392
3.60%, 08/15/26 (Call 05/15/26)	415	397,653
		80,860,355
Commercial Services — 0.5%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	1,080	1,069,351
3.38%, 09/15/25 (Call 06/15/25)	660	659,254

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Commercial Services (continued)
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)	$ 1,015	$ 1,027,809
5.50%, 11/01/22 (Call 05/01/22)	1,270	1,338,377
Ecolab Inc.
2.25%, 01/12/20	159	157,453
2.38%, 08/10/22 (Call 07/10/22)(a)	1,280	1,236,096
2.70%, 11/01/26 (Call 08/01/26)	2,206	2,051,315
3.25%, 01/14/23 (Call 11/14/22)(a)	290	288,628
3.25%, 12/01/27 (Call 09/01/27)(a)	1,500	1,443,285
4.35%, 12/08/21	1,468	1,522,991
Equifax Inc.
2.30%, 06/01/21 (Call 05/01/21)	310	299,321
3.30%, 12/15/22 (Call 09/15/22)	60	58,916
3.95%, 06/15/23 (Call 05/15/23)	2,000	2,002,200
Moody's Corp.
2.63%, 01/15/23 (Call 12/15/22)	1,660	1,601,386
2.75%, 12/15/21 (Call 11/15/21)	4,820	4,726,251
3.25%, 01/15/28 (Call 10/15/27)	1,000	946,420
4.88%, 02/15/24 (Call 11/15/23)(a)	235	247,932
5.50%, 09/01/20	515	540,817
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	1,339	1,248,350
3.30%, 08/14/20 (Call 07/14/20)	683	686,258
4.00%, 06/15/25 (Call 03/15/25)	913	926,512
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	125	124,396
3.80%, 04/01/21 (Call 03/01/21)	810	814,909
4.00%, 06/01/23 (Call 05/01/23)	1,000	1,007,970
4.80%, 04/01/26 (Call 01/01/26)	1,695	1,760,105
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)(a)	1,735	1,719,055
4.13%, 09/12/22(a)	125	127,780
5.80%, 05/01/21	75	79,876
Western Union Co. (The)
3.60%, 03/15/22 (Call 02/15/22)	1,600	1,593,056
5.25%, 04/01/20	715	738,495
		32,044,564
Computers — 2.5%
Apple Inc.
1.10%, 08/02/19	3,300	3,249,774
1.55%, 02/07/20(a)	217	213,213
1.55%, 08/04/21 (Call 07/04/21)	5,103	4,904,136
1.80%, 11/13/19	1,000	991,230
1.80%, 05/11/20	3,050	3,003,152
1.90%, 02/07/20	3,800	3,759,264
2.00%, 05/06/20(a)	1,590	1,572,224
2.00%, 11/13/20	1,000	983,680
2.10%, 09/12/22 (Call 08/12/22)	1,800	1,735,452
2.15%, 02/09/22	2,725	2,650,008
2.25%, 02/23/21 (Call 01/23/21)	4,435	4,371,890
2.30%, 05/11/22 (Call 04/11/22)	1,325	1,292,352
2.40%, 01/13/23 (Call 12/13/22)	2,575	2,498,033
2.40%, 05/03/23	6,538	6,321,592
2.45%, 08/04/26 (Call 05/04/26)	3,145	2,906,074
2.50%, 02/09/22 (Call 01/09/22)	5,771	5,683,281
2.50%, 02/09/25(a)	2,635	2,491,208
2.70%, 05/13/22(a)	4,380	4,338,390
2.75%, 01/13/25 (Call 11/13/24)	3,411	3,281,348
2.85%, 05/06/21(a)	6,180	6,192,669
2.85%, 02/23/23 (Call 12/23/22)	3,305	3,271,223
Security	Par(000)	Value
Computers (continued)
2.85%, 05/11/24 (Call 03/11/24)(a)	$ 3,590	$ 3,498,922
2.90%, 09/12/27 (Call 06/12/27)(a)	4,450	4,228,968
3.00%, 02/09/24 (Call 12/09/23)	1,725	1,697,348
3.00%, 06/20/27 (Call 03/20/27)(a)	1,700	1,631,898
3.00%, 11/13/27 (Call 08/13/27)(a)	3,100	2,969,149
3.20%, 05/13/25	4,860	4,788,023
3.20%, 05/11/27 (Call 02/11/27)	2,390	2,323,152
3.25%, 02/23/26 (Call 11/23/25)(a)	4,720	4,631,547
3.35%, 02/09/27 (Call 11/09/26)	1,610	1,588,490
3.45%, 05/06/24	3,850	3,878,067
Dell International LLC/EMC Corp.
3.48%, 06/01/19(b)	6,195	6,218,541
4.42%, 06/15/21 (Call 05/15/21)(b)	8,115	8,264,478
5.45%, 06/15/23 (Call 04/15/23)(b)	903	950,561
6.02%, 06/15/26 (Call 03/15/26)(b)	7,196	7,610,202
DXC Technology Co.
2.88%, 03/27/20	95	94,434
4.25%, 04/15/24 (Call 02/15/24)	940	947,802
4.45%, 09/18/22	955	980,193
4.75%, 04/15/27 (Call 01/15/27)	1,465	1,487,253
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	7,368	7,432,323
4.40%, 10/15/22 (Call 08/15/22)	4,688	4,839,985
4.90%, 10/15/25 (Call 07/15/25)	1,610	1,657,270
HP Inc.
3.75%, 12/01/20	138	139,731
4.05%, 09/15/22	605	617,348
4.30%, 06/01/21	260	267,540
IBM Credit LLC
2.20%, 09/08/22	3,270	3,141,554
2.65%, 02/05/21	2,000	1,986,720
3.00%, 02/06/23(a)	3,000	2,963,070
International Business Machines Corp.
1.63%, 05/15/20	2,400	2,348,616
1.88%, 08/01/22(a)	4,898	4,653,247
2.88%, 11/09/22	2,600	2,565,134
2.90%, 11/01/21	2,050	2,033,723
3.30%, 01/27/27(a)	1,300	1,272,401
3.38%, 08/01/23(a)	2,925	2,928,627
3.45%, 02/19/26(a)	1,930	1,917,880
3.63%, 02/12/24	3,562	3,609,517
8.38%, 11/01/19	2,602	2,803,759
NetApp Inc.
3.25%, 12/15/22 (Call 09/15/22)(a)	510	498,576
3.30%, 09/29/24 (Call 07/29/24)(a)	1,213	1,165,123
3.38%, 06/15/21 (Call 04/15/21)	275	273,664
Seagate HDD Cayman
4.75%, 06/01/23(a)	213	209,886
4.75%, 01/01/25(a)	1,290	1,239,174
4.88%, 03/01/24 (Call 01/01/24)	175	171,122
4.88%, 06/01/27 (Call 03/01/27)(a)	1,017	949,959
		175,185,170
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co.
1.95%, 02/01/23(a)	269	256,260
2.10%, 05/01/23	600	574,650
2.25%, 11/15/22(a)	3,111	3,016,208
2.30%, 05/03/22	1,075	1,053,296
2.45%, 11/15/21	205	202,366
2.95%, 11/01/20(a)	415	416,942

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Cosmetics & Personal Care (continued)
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	$ 1,300	$ 1,255,046
1.80%, 02/07/20(a)	1,615	1,590,065
2.35%, 08/15/22	450	435,780
Procter & Gamble Co. (The)
1.70%, 11/03/21	2,120	2,041,348
1.75%, 10/25/19	169	167,242
1.90%, 11/01/19(a)	597	591,782
1.90%, 10/23/20	1,500	1,472,895
2.15%, 08/11/22	1,200	1,162,848
2.30%, 02/06/22	4,435	4,341,022
2.45%, 11/03/26	200	186,328
2.70%, 02/02/26(a)	980	934,450
2.85%, 08/11/27(a)	1,573	1,506,950
3.10%, 08/15/23	1,150	1,153,025
Series A, 9.36%, 01/01/21	49	52,985
Unilever Capital Corp.
1.38%, 07/28/21	1,080	1,027,944
1.80%, 05/05/20	935	918,815
2.00%, 07/28/26(a)	2,650	2,360,673
2.10%, 07/30/20	250	246,255
2.20%, 05/05/22 (Call 04/05/22)	2,273	2,195,809
2.60%, 05/05/24 (Call 03/05/24)(a)	1,200	1,150,836
2.90%, 05/05/27 (Call 02/05/27)	1,250	1,186,525
3.10%, 07/30/25(a)	560	547,064
3.13%, 03/22/23 (Call 02/22/23)	1,350	1,344,438
3.38%, 03/22/25 (Call 01/22/25)(a)	1,000	997,840
3.50%, 03/22/28 (Call 12/22/27)(a)	1,000	995,840
4.25%, 02/10/21	2,169	2,243,288
		37,626,815
Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (Call 12/23/22)(a)	300	290,532
3.50%, 05/26/22 (Call 04/26/22)	1,795	1,766,549
3.50%, 01/15/25 (Call 11/15/24)	3,418	3,227,105
3.65%, 07/21/27 (Call 04/21/27)(a)	2,325	2,136,326
3.95%, 02/01/22 (Call 01/01/22)(a)	5,350	5,359,683
4.50%, 05/15/21	2,310	2,364,169
4.63%, 10/30/20	1,350	1,383,979
5.00%, 10/01/21	525	545,265
Affiliated Managers Group Inc., 4.25%, 02/15/24	900	921,996
Air Lease Corp.
2.13%, 01/15/20(a)	2,105	2,068,520
2.63%, 07/01/22 (Call 06/01/22)	1,741	1,670,890
2.75%, 01/15/23 (Call 12/15/22)(a)	1,900	1,815,431
3.00%, 09/15/23 (Call 07/15/23)(a)	1,540	1,468,452
3.25%, 03/01/25 (Call 01/01/25)	1,500	1,406,505
3.38%, 06/01/21 (Call 05/01/21)	2,123	2,116,780
3.63%, 04/01/27 (Call 01/01/27)	905	844,510
3.63%, 12/01/27 (Call 09/01/27)	1,500	1,394,715
3.75%, 02/01/22 (Call 12/01/21)	1,050	1,054,126
3.88%, 04/01/21 (Call 03/01/21)	925	935,610
4.25%, 09/15/24 (Call 06/15/24)	965	971,417
4.75%, 03/01/20	1,131	1,158,755
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	4,623	4,520,739
2.50%, 08/01/22 (Call 07/01/22)	5,418	5,210,220
2.65%, 12/02/22(a)	2,362	2,280,086
3.00%, 10/30/24 (Call 09/29/24)(a)	2,500	2,409,775
3.38%, 05/17/21 (Call 04/17/21)	4,000	4,008,080
Security	Par(000)	Value
Diversified Financial Services (continued)
3.40%, 02/27/23 (Call 01/27/23)(a)	$ 3,013	$ 2,996,670
3.63%, 12/05/24 (Call 11/04/24)	1,700	1,674,653
American Express Credit Corp.
2.60%, 09/14/20 (Call 08/14/20)	4,750	4,708,912
1.70%, 10/30/19 (Call 09/30/19)	951	937,867
2.20%, 03/03/20 (Call 02/01/20)	2,500	2,468,625
2.25%, 08/15/19(a)	2,875	2,863,787
2.25%, 05/05/21 (Call 04/04/21)(a)	2,605	2,541,959
2.38%, 05/26/20 (Call 04/25/20)	2,505	2,474,464
2.70%, 03/03/22 (Call 01/31/22)	1,412	1,384,650
3.30%, 05/03/27 (Call 04/03/27)(a)	2,910	2,808,295
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	585	545,875
3.70%, 10/15/24	1,478	1,486,144
4.00%, 10/15/23	1,515	1,557,284
5.30%, 03/15/20	800	830,848
7.30%, 06/28/19	135	141,180
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	2,000	1,913,080
4.25%, 06/02/26 (Call 03/02/26)	900	892,044
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)(a)	1,155	1,154,203
Capital One Bank USA N.A., 3.38%, 02/15/23	2,000	1,957,640
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	327	318,727
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	2,428	2,362,638
3.00%, 03/10/25 (Call 12/10/24)	570	550,369
3.20%, 03/02/27 (Call 12/02/26)(a)	620	598,585
3.20%, 01/25/28 (Call 10/25/27)(a)	1,950	1,869,679
3.25%, 05/21/21 (Call 04/21/21)	3,240	3,257,464
3.45%, 02/13/26 (Call 11/13/25)(a)	175	173,028
3.85%, 05/21/25 (Call 03/21/25)	1,000	1,015,290
4.45%, 07/22/20	837	863,926
CME Group Inc.
3.00%, 09/15/22(a)	1,572	1,558,575
3.00%, 03/15/25 (Call 12/15/24)	2,285	2,224,493
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	241	233,187
3.85%, 11/21/22	617	616,105
3.95%, 11/06/24 (Call 08/06/24)	1,210	1,190,422
4.10%, 02/09/27 (Call 11/09/26)	2,336	2,263,280
5.20%, 04/27/22	1,120	1,169,627
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	1,000	974,910
3.80%, 08/24/27 (Call 05/24/27)	1,180	1,139,727
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,880	1,841,780
Franklin Resources Inc.
2.80%, 09/15/22	552	539,641
2.85%, 03/30/25	725	692,100
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	9,148	8,959,277
3.37%, 11/15/25(a)	4,623	4,442,241
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)(b)	910	891,491
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	1,375	1,325,101
2.75%, 12/01/20 (Call 11/01/20)	1,172	1,165,788
3.10%, 09/15/27 (Call 06/15/27)(a)	2,571	2,439,905

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Diversified Financial Services (continued)
3.75%, 12/01/25 (Call 09/01/25)	$ 3,180	$ 3,191,130
4.00%, 10/15/23	510	522,164
International Lease Finance Corp.
5.88%, 08/15/22	45	48,105
8.63%, 01/15/22	10	11,547
Invesco Finance PLC
3.13%, 11/30/22	823	813,313
3.75%, 01/15/26	270	270,886
4.00%, 01/30/24(a)	1,620	1,657,714
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	230	237,429
Jefferies Group LLC
5.13%, 01/20/23	1,080	1,132,758
6.88%, 04/15/21	993	1,079,540
8.50%, 07/15/19	840	888,922
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	2,500	2,479,225
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(a)	1,500	1,416,990
3.75%, 02/13/25	875	853,764
4.25%, 11/14/20	691	706,506
Legg Mason Inc., 4.75%, 03/15/26(a)	460	477,922
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	1,500	1,459,095
2.95%, 11/21/26 (Call 08/21/26)	835	805,909
3.38%, 04/01/24	919	922,777
3.50%, 02/26/28 (Call 11/26/27)(a)	2,135	2,148,899
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	1,090	1,054,880
4.25%, 06/01/24 (Call 03/01/24)(a)	210	213,119
5.55%, 01/15/20	602	625,448
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	1,220	1,200,199
2.00%, 01/27/20 (Call 12/27/19)	600	591,672
2.30%, 11/15/19 (Call 10/15/19)	1,300	1,291,264
2.30%, 11/01/20 (Call 10/01/20)(a)	465	457,611
2.30%, 09/15/22 (Call 08/15/22)(a)	1,900	1,832,892
2.40%, 04/25/22 (Call 03/25/22)	2,000	1,940,660
2.70%, 02/15/23 (Call 12/15/22)	1,828	1,781,660
2.85%, 01/27/25 (Call 10/27/24)	75	72,083
2.95%, 02/07/24 (Call 12/07/23)	1,500	1,460,685
3.05%, 02/15/22 (Call 11/15/21)	675	671,956
3.05%, 04/25/27 (Call 01/25/27)	1,000	955,420
3.25%, 11/01/25 (Call 08/01/25)	545	533,533
3.40%, 11/15/23 (Call 08/15/23)(a)	600	602,652
3.40%, 02/07/28 (Call 11/07/27)	2,500	2,445,675
Nomura Holdings Inc., 6.70%, 03/04/20	531	562,441
ORIX Corp.
2.90%, 07/18/22	725	704,657
3.25%, 12/04/24	2,330	2,242,648
Raymond James Financial Inc., 3.63%, 09/15/26	1,265	1,226,038
Stifel Financial Corp., 4.25%, 07/18/24	755	755,181
Synchrony Financial
2.70%, 02/03/20 (Call 01/03/20)	1,024	1,016,371
3.00%, 08/15/19 (Call 07/15/19)	1,625	1,624,821
3.70%, 08/04/26 (Call 05/04/26)	2,405	2,228,569
3.75%, 08/15/21 (Call 06/15/21)	578	580,404
3.95%, 12/01/27 (Call 09/01/27)	1,050	978,296
4.25%, 08/15/24 (Call 05/15/24)	2,678	2,643,855
4.50%, 07/23/25 (Call 04/24/25)(a)	1,778	1,760,167
Security	Par(000)	Value
Diversified Financial Services (continued)
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	$ 90	$ 88,882
5.60%, 12/01/19	582	604,442
Visa Inc.
2.20%, 12/14/20 (Call 11/14/20)	6,495	6,390,820
2.80%, 12/14/22 (Call 10/14/22)	3,555	3,507,185
3.15%, 12/14/25 (Call 09/14/25)	7,280	7,131,415
		206,247,947
Electric — 3.9%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	2,250	2,158,425
3.95%, 06/01/28 (Call 03/01/28)(b)	2,000	2,013,440
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)(a)	410	395,002
Alabama Power Co.
Series 13-A, 3.55%, 12/01/23(a)	1,150	1,160,154
Series 17A, 2.45%, 03/30/22 (Call 02/28/22)	910	885,767
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	380	375,679
3.65%, 02/15/26 (Call 11/15/25)	1,036	1,010,535
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	725	708,405
3.80%, 05/15/28 (Call 02/15/28)	1,000	1,014,820
American Electric Power Co. Inc.
2.15%, 11/13/20	650	636,779
3.20%, 11/13/27 (Call 08/13/27)	150	141,458
Series F, 2.95%, 12/15/22 (Call 09/15/22)(a)	190	186,040
Appalachian Power Co.
3.30%, 06/01/27 (Call 03/01/27)	1,000	965,950
4.60%, 03/30/21 (Call 12/30/20)	700	723,758
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)(a)	510	496,903
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)(a)	1,858	1,796,779
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	700	640,563
2.80%, 08/15/22 (Call 05/15/22)	180	176,152
3.50%, 11/15/21 (Call 08/15/21)	1,500	1,516,005
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	630	618,597
2.40%, 02/01/20 (Call 01/01/20)	800	794,448
2.80%, 01/15/23 (Call 12/15/22)	2,500	2,439,000
3.25%, 04/15/28 (Call 01/15/28)	1,000	959,230
3.50%, 02/01/25 (Call 11/01/24)(a)	950	945,449
3.75%, 11/15/23 (Call 08/15/23)	580	588,532
Black Hills Corp.
3.15%, 01/15/27 (Call 07/15/26)(a)	750	700,575
3.95%, 01/15/26 (Call 07/15/25)	425	422,199
CenterPoint Energy Houston Electric LLC
1.85%, 06/01/21 (Call 05/01/21)	515	496,944
2.25%, 08/01/22 (Call 05/01/22)	325	312,510
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,000	954,910
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	860	789,342
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	640	616,256
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	370	350,224
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	220	203,975
3.00%, 05/15/26 (Call 02/15/26)(a)	580	547,566
5.05%, 03/15/22 (Call 12/15/21)	1,830	1,925,910

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(a)	$ 1,200	$ 1,115,904
2.95%, 08/15/27 (Call 05/15/27)	1,268	1,204,727
3.10%, 11/01/24 (Call 08/01/24)	510	497,673
3.40%, 09/01/21 (Call 06/01/21)	1,910	1,924,478
4.00%, 08/01/20 (Call 05/01/20)	780	795,795
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	745	722,143
Series A, 3.20%, 03/15/27 (Call 12/15/26)	1,300	1,260,610
Consolidated Edison Co. of New York Inc.
3.13%, 11/15/27 (Call 08/15/27)(a)	1,225	1,181,059
3.80%, 05/15/28 (Call 02/15/28)	1,785	1,814,131
Consolidated Edison Inc.
2.00%, 03/15/20	1,630	1,602,975
2.00%, 05/15/21 (Call 04/15/21)	2,250	2,176,155
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	760	750,006
3.38%, 08/15/23 (Call 05/15/23)	375	376,253
5.65%, 04/15/20	265	278,343
6.70%, 09/15/19	1,044	1,092,786
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	344	345,366
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	625	619,906
2.58%, 07/01/20	355	350,538
2.96%, 07/01/19(f)	2,155	2,152,543
3.63%, 12/01/24 (Call 09/01/24)	660	652,146
3.90%, 10/01/25 (Call 07/01/25)	2,840	2,814,241
4.25%, 06/01/28	2,000	2,010,800
4.45%, 03/15/21	1,550	1,591,741
5.20%, 08/15/19	1,680	1,723,008
Series B, 1.60%, 08/15/19	3,475	3,419,608
Series B, 2.75%, 01/15/22 (Call 12/15/21)	1,550	1,508,072
Series B, 2.75%, 09/15/22 (Call 06/15/22)	240	232,282
Series C, 2.00%, 08/15/21 (Call 07/15/21)(a)	950	909,672
Series D, 2.85%, 08/15/26 (Call 05/15/26)(a)	2,246	2,046,847
DTE Electric Co.
3.45%, 10/01/20 (Call 07/01/20)	475	480,292
3.65%, 03/15/24 (Call 12/15/23)	50	50,628
3.90%, 06/01/21 (Call 03/01/21)	405	412,930
DTE Energy Co.
1.50%, 10/01/19	295	289,321
2.40%, 12/01/19 (Call 11/01/19)	1,005	993,704
2.85%, 10/01/26 (Call 07/01/26)(a)	1,776	1,630,439
3.80%, 03/15/27 (Call 12/15/26)(a)	1,560	1,537,489
3.85%, 12/01/23 (Call 09/01/23)	625	631,556
Series B, 3.30%, 06/15/22 (Call 04/15/22)	170	168,778
Series C, 3.50%, 06/01/24 (Call 03/01/24)	1,130	1,115,107
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)(a)	1,804	1,748,274
2.95%, 12/01/26 (Call 09/01/26)(a)	630	602,066
3.05%, 03/15/23 (Call 02/15/23)(a)	2,755	2,736,514
3.90%, 06/15/21 (Call 03/15/21)	805	823,499
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	2,530	2,417,364
2.40%, 08/15/22 (Call 07/15/22)(a)	3	2,889
2.65%, 09/01/26 (Call 06/01/26)	2,615	2,377,872
3.05%, 08/15/22 (Call 05/15/22)	994	981,923
3.15%, 08/15/27 (Call 05/15/27)	172	160,798
3.55%, 09/15/21 (Call 06/15/21)	1,745	1,758,314
Security	Par(000)	Value
Electric (continued)
3.75%, 04/15/24 (Call 01/15/24)	$ 2,080	$ 2,085,262
3.95%, 10/15/23 (Call 07/15/23)(a)	2,045	2,084,121
5.05%, 09/15/19	925	948,809
Duke Energy Florida LLC
1.85%, 01/15/20	495	486,649
3.10%, 08/15/21 (Call 05/15/21)	560	561,574
3.20%, 01/15/27 (Call 10/15/26)(a)	1,300	1,260,311
4.55%, 04/01/20	65	66,801
Duke Energy Indiana LLC, 3.75%, 07/15/20	750	762,540
Duke Energy Ohio Inc., 3.80%, 09/01/23 (Call 06/01/23)	1,050	1,069,152
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	928	918,033
3.00%, 09/15/21 (Call 06/15/21)	750	748,148
3.25%, 08/15/25 (Call 05/15/25)	280	274,884
Edison International
2.13%, 04/15/20	2,500	2,454,425
2.40%, 09/15/22 (Call 08/15/22)(a)	1,870	1,785,551
2.95%, 03/15/23 (Call 01/15/23)	410	396,745
4.13%, 03/15/28 (Call 12/15/27)(a)	1,980	1,974,416
Emera U.S. Finance LP
2.15%, 06/15/19	120	118,751
2.70%, 06/15/21 (Call 05/15/21)	2,275	2,227,384
3.55%, 06/15/26 (Call 03/15/26)	2,325	2,211,145
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	100	99,524
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	1,175	1,167,868
3.70%, 06/01/24 (Call 03/01/24)	900	910,629
3.75%, 02/15/21 (Call 11/15/20)	1,260	1,278,900
Entergy Corp., 5.13%, 09/15/20 (Call 06/15/20)	1,000	1,037,240
Entergy Gulf States Louisiana LLC
3.95%, 10/01/20 (Call 07/01/20)	500	508,555
5.59%, 10/01/24	30	33,345
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	615	561,655
4.05%, 09/01/23 (Call 06/01/23)	680	697,496
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	1,915	1,854,160
2.90%, 10/01/24 (Call 08/01/24)(a)	585	557,283
4.50%, 11/15/19	300	306,384
Series H, 3.15%, 01/15/25 (Call 10/15/24)	240	232,459
Exelon Corp.
2.45%, 04/15/21 (Call 03/15/21)	755	737,227
2.85%, 06/15/20 (Call 05/15/20)(a)	1,675	1,665,586
3.40%, 04/15/26 (Call 01/15/26)(a)	1,030	987,523
3.50%, 06/01/22 (Call 05/01/22)(a)	1,200	1,190,256
3.95%, 06/15/25 (Call 03/15/25)(a)	1,444	1,442,051
5.15%, 12/01/20 (Call 09/01/20)	1,300	1,352,091
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	1,275	1,272,871
3.40%, 03/15/22 (Call 02/15/22)	1,310	1,306,961
4.00%, 10/01/20 (Call 07/01/20)	1,250	1,271,525
4.25%, 06/15/22 (Call 03/15/22)	1,307	1,340,511
5.20%, 10/01/19	1,400	1,440,446
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	1,520	1,475,403
Series B, 4.25%, 03/15/23 (Call 12/15/22)	479	488,120

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	$ 84	$ 82,119
3.13%, 12/01/25 (Call 06/01/25)	390	383,803
3.25%, 06/01/24 (Call 12/01/23)	1,450	1,447,607
Fortis Inc./Canada
2.10%, 10/04/21 (Call 09/04/21)	2,665	2,553,603
3.06%, 10/04/26 (Call 07/04/26)	1,319	1,210,671
Georgia Power Co.
2.85%, 05/15/22	1,000	981,990
3.25%, 04/01/26 (Call 01/01/26)	275	265,543
3.25%, 03/30/27 (Call 12/30/26)	1,100	1,049,444
4.25%, 12/01/19	503	512,562
Great Plains Energy Inc.
4.85%, 06/01/21 (Call 03/01/21)	681	701,607
5.29%, 06/15/22 (Call 03/15/22)(f)	375	394,219
Iberdrola International BV, 5.81%, 03/15/25	35	38,663
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	1,500	1,510,230
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	1,293	1,269,196
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	1,950	1,937,169
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(b)	830	802,967
3.25%, 06/30/26 (Call 03/30/26)	1,250	1,181,875
3.35%, 11/15/27 (Call 08/15/27)(a)(b)	1,855	1,749,988
3.65%, 06/15/24 (Call 03/15/24)	420	416,413
Kansas City Power & Light Co.
3.15%, 03/15/23 (Call 12/15/22)	656	642,703
3.65%, 08/15/25 (Call 05/15/25)	825	819,052
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	638	643,181
LG&E & KU Energy LLC
3.75%, 11/15/20 (Call 08/15/20)	250	253,225
4.38%, 10/01/21 (Call 07/01/21)	400	411,728
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	525	516,128
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	1,010	1,017,999
3.70%, 09/15/23 (Call 06/15/23)(a)	247	250,013
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	955	948,325
3.55%, 05/01/27 (Call 02/01/27)(a)	970	933,654
3.63%, 06/15/23 (Call 03/15/23)	555	554,634
4.50%, 06/01/21 (Call 03/01/21)	490	505,185
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	315	302,381
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	300	289,398
3.20%, 05/15/27 (Call 02/15/27)(a)	2,080	2,010,216
NV Energy Inc., 6.25%, 11/15/20	460	493,424
Ohio Power Co., Series M, 5.38%, 10/01/21	630	674,012
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (Call 05/01/19)	205	203,528
4.10%, 06/01/22 (Call 03/01/22)	685	704,276
7.00%, 09/01/22(a)	1,500	1,718,460
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)(a)	1,285	1,229,334
3.25%, 09/15/21 (Call 06/15/21)	148	147,349
3.30%, 12/01/27 (Call 09/01/27)(a)	2,565	2,382,192
3.40%, 08/15/24 (Call 05/15/24)	215	208,692
3.50%, 10/01/20 (Call 07/01/20)	1,906	1,913,910
Security	Par(000)	Value
Electric (continued)
3.50%, 06/15/25 (Call 03/15/25)	$ 625	$ 602,450
3.75%, 02/15/24 (Call 11/15/23)	420	418,895
4.25%, 05/15/21 (Call 02/15/21)	990	1,008,097
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	1,090	1,083,798
3.35%, 07/01/25 (Call 04/01/25)	250	247,385
3.85%, 06/15/21 (Call 03/15/21)	1,070	1,094,064
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	1,000	955,330
2.38%, 09/15/22 (Call 06/15/22)	1,000	968,750
3.15%, 10/15/25 (Call 07/15/25)	1,470	1,428,796
Pennsylvania Electric Co., 5.20%, 04/01/20	400	411,572
Pinnacle West Capital Corp., 2.25%, 11/30/20	1,000	977,160
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	1,090	1,098,720
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	1,100	1,028,764
3.40%, 06/01/23 (Call 03/01/23)(a)	555	547,829
3.95%, 03/15/24 (Call 12/15/23)	1,020	1,029,649
4.20%, 06/15/22 (Call 03/15/22)	1,935	1,978,634
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	800	798,960
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	640	632,947
4.40%, 01/15/21 (Call 10/15/20)	1,905	1,951,844
4.88%, 12/01/19	450	461,570
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	246	243,956
5.13%, 04/15/20	1,068	1,104,664
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	2,000	1,928,340
2.90%, 05/15/25 (Call 11/15/24)	360	345,607
3.20%, 11/15/20 (Call 05/15/20)	23	23,092
5.13%, 06/01/19	340	347,939
Public Service Co. of Oklahoma
4.40%, 02/01/21	125	128,788
5.15%, 12/01/19	640	659,674
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	950	921,405
2.25%, 09/15/26 (Call 06/15/26)(a)	1,000	911,510
2.38%, 05/15/23 (Call 02/15/23)	598	573,990
3.00%, 05/15/25 (Call 02/15/25)(a)	550	533,792
3.00%, 05/15/27 (Call 02/15/27)	1,440	1,377,619
3.15%, 08/15/24 (Call 05/15/24)	135	132,670
3.70%, 05/01/28 (Call 02/01/28)	2,000	2,020,740
Public Service Enterprise Group Inc.
1.60%, 11/15/19	320	313,514
2.00%, 11/15/21 (Call 10/15/21)	1,250	1,192,100
2.65%, 11/15/22 (Call 10/15/22)	325	313,719
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	565	552,203
5.63%, 07/15/22 (Call 04/15/22)	875	934,999
6.00%, 09/01/21	285	305,680
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(a)	1,146	1,063,259
3.00%, 08/15/21	154	153,529
Sempra Energy
1.63%, 10/07/19	3,624	3,558,224
2.40%, 02/01/20	15	14,836
2.40%, 03/15/20 (Call 02/15/20)	1,445	1,428,021

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
2.88%, 10/01/22 (Call 07/01/22)	$ 1,650	$ 1,613,089
2.90%, 02/01/23 (Call 01/01/23)	460	449,415
3.25%, 06/15/27 (Call 03/15/27)	1,500	1,410,750
3.40%, 02/01/28 (Call 10/01/27)	2,480	2,352,181
3.55%, 06/15/24 (Call 03/15/24)	500	495,060
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	1,985	1,848,055
Southern California Edison Co.
1.85%, 02/01/22	186	181,599
2.90%, 03/01/21	1,000	996,750
3.40%, 06/01/23	1,330	1,331,955
3.65%, 03/01/28 (Call 12/01/27)(a)	1,000	996,100
3.88%, 06/01/21 (Call 03/01/21)	167	170,646
Series C, 3.50%, 10/01/23 (Call 07/01/23)	1,145	1,152,168
Southern Co. (The)
1.85%, 07/01/19	1,675	1,658,635
2.15%, 09/01/19 (Call 08/01/19)	1,945	1,926,970
2.35%, 07/01/21 (Call 06/01/21)	3,750	3,654,000
2.75%, 06/15/20 (Call 05/15/20)	310	308,236
3.25%, 07/01/26 (Call 04/01/26)	3,407	3,222,954
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)	775	783,153
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	3,291	3,246,769
Series D, 1.95%, 12/15/19	2,925	2,880,423
Series E, 2.50%, 12/15/21 (Call 11/15/21)	1,250	1,213,575
Southwestern Electric Power Co.
3.55%, 02/15/22 (Call 11/15/21)	410	413,235
Series K, 2.75%, 10/01/26 (Call 07/01/26)	1,625	1,502,442
TECO Finance Inc., 5.15%, 03/15/20	855	883,053
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	1,290	1,288,104
Tucson Electric Power Co.
3.05%, 03/15/25 (Call 12/15/24)(a)	401	385,686
5.15%, 11/15/21 (Call 08/15/21)	475	497,311
UIL Holdings Corp., 4.63%, 10/01/20	410	423,054
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	1,868	1,775,553
3.50%, 04/15/24 (Call 01/15/24)(a)	371	372,606
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	550	546,282
2.95%, 11/15/26 (Call 08/15/26)(a)	895	845,292
3.45%, 02/15/24 (Call 11/15/23)	387	386,191
5.00%, 06/30/19	500	510,995
Series A, 3.10%, 05/15/25 (Call 02/15/25)	590	570,088
Series A, 3.15%, 01/15/26 (Call 10/15/25)	1,545	1,489,256
Series A, 3.50%, 03/15/27 (Call 12/15/26)	735	723,806
Series A, 3.80%, 04/01/28 (Call 01/01/28)	1,500	1,502,790
WEC Energy Group Inc., 2.45%, 06/15/20 (Call 05/15/20)	305	301,383
Westar Energy Inc.
2.55%, 07/01/26 (Call 04/01/26)	1,000	924,260
3.10%, 04/01/27 (Call 01/01/27)	340	325,706
3.25%, 12/01/25 (Call 09/01/25)	305	295,149
5.10%, 07/15/20	340	354,096
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	685	681,054
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	1,255	1,197,634
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	3,690	3,614,503
2.60%, 03/15/22 (Call 02/15/22)	1,000	975,890
Security	Par(000)	Value
Electric (continued)
3.35%, 12/01/26 (Call 06/01/26)	$ 1,050	$ 1,017,261
4.70%, 05/15/20 (Call 11/15/19)	694	711,052
		270,886,583
Electrical Components & Equiptment — 0.1%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)(a)	192	189,347
2.63%, 02/15/23 (Call 11/15/22)	1,744	1,694,331
3.15%, 06/01/25 (Call 03/01/25)	650	641,140
4.25%, 11/15/20	125	128,763
4.88%, 10/15/19	1,450	1,491,035
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	1,025	988,305
3.50%, 02/15/28 (Call 11/15/27)	2,390	2,296,264
		7,429,185
Electronics — 0.6%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)(a)	1,415	1,316,558
3.88%, 07/15/23 (Call 04/15/23)(a)	2,302	2,321,015
5.00%, 07/15/20	565	585,741
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	1,500	1,440,885
3.55%, 10/01/27 (Call 07/01/27)	500	466,965
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	1,745	1,739,800
3.20%, 04/01/24 (Call 02/01/24)	190	184,163
4.00%, 02/01/22 (Call 11/01/21)	465	476,197
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	1,605	1,511,268
3.50%, 04/01/22 (Call 02/01/22)	1,000	988,030
4.00%, 04/01/25 (Call 01/01/25)	345	338,310
4.50%, 03/01/23 (Call 12/01/22)	525	533,274
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	1,132	1,121,891
4.88%, 12/01/22(a)	945	972,301
5.88%, 06/15/20	675	705,780
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	2,071	2,027,716
3.70%, 11/15/23 (Call 08/15/23)(a)	446	447,802
4.25%, 08/15/20	600	613,416
Flex Ltd.
4.63%, 02/15/20	400	407,320
4.75%, 06/15/25 (Call 03/15/25)(a)	1,410	1,444,489
5.00%, 02/15/23(a)	2,418	2,495,690
FLIR Systems Inc., 3.13%, 06/15/21 (Call 05/15/21)	395	390,955
Fortive Corp.
1.80%, 06/15/19	1,015	1,002,668
2.35%, 06/15/21 (Call 05/15/21)	990	963,201
3.15%, 06/15/26 (Call 03/15/26)	1,470	1,384,387
Honeywell International Inc.
1.40%, 10/30/19	60	59,026
1.85%, 11/01/21 (Call 10/01/21)	5,110	4,930,383
2.50%, 11/01/26 (Call 08/01/26)(a)	2,695	2,488,590
4.25%, 03/01/21	415	430,484
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	1,400	1,343,706
4.70%, 09/15/22(a)	840	864,234
5.63%, 12/15/20	1,090	1,134,145

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electronics (continued)
Keysight Technologies Inc.
3.30%, 10/30/19 (Call 09/30/19)	$ 465	$ 464,702
4.55%, 10/30/24 (Call 07/30/24)	1,110	1,134,720
4.60%, 04/06/27 (Call 01/06/27)(a)	1,950	1,976,188
Legrand France SA, 8.50%, 02/15/25(a)	550	686,978
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	325	339,950
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)(a)	1,516	1,507,465
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	1,118	1,156,739
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	595	559,229
3.70%, 02/15/26 (Call 11/15/25)	195	193,309
		45,149,670
Engineering & Construction — 0.0%
Fluor Corp.
3.38%, 09/15/21	1,255	1,259,104
3.50%, 12/15/24 (Call 09/15/24)	455	447,561
		1,706,665
Environmental Control — 0.2%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	1,000	929,880
3.20%, 03/15/25 (Call 12/15/24)(a)	360	349,016
3.38%, 11/15/27 (Call 08/15/27)(a)	780	746,226
3.55%, 06/01/22 (Call 03/01/22)(a)	1,146	1,153,002
3.95%, 05/15/28 (Call 02/15/28)	2,420	2,416,467
4.75%, 05/15/23 (Call 02/15/23)	750	789,113
5.00%, 03/01/20	529	547,002
5.25%, 11/15/21	795	845,204
5.50%, 09/15/19	770	794,717
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)(a)	1,534	1,509,548
3.13%, 03/01/25 (Call 12/01/24)	1,300	1,256,762
3.15%, 11/15/27 (Call 08/15/27)(a)	1,790	1,682,618
3.50%, 05/15/24 (Call 02/15/24)(a)	575	573,741
4.60%, 03/01/21 (Call 12/01/20)	950	985,862
4.75%, 06/30/20	550	570,389
		15,149,547
Food — 1.4%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	1,378	1,301,728
3.65%, 03/15/23 (Call 02/15/23)(a)	2,000	1,966,140
3.95%, 03/15/25 (Call 01/15/25)	1,650	1,603,041
4.15%, 03/15/28 (Call 12/15/27)(a)	2,550	2,444,175
4.25%, 04/15/21	575	587,294
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	437	427,867
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	1,025	1,052,398
General Mills Inc.
2.20%, 10/21/19	450	445,568
2.60%, 10/12/22 (Call 09/12/22)	1,500	1,440,315
3.15%, 12/15/21 (Call 09/15/21)	1,246	1,237,378
3.20%, 04/16/21	105	104,892
3.20%, 02/10/27 (Call 11/10/26)(a)	1,130	1,044,041
3.65%, 02/15/24 (Call 11/15/23)(a)	425	426,092
3.70%, 10/17/23 (Call 09/17/23)	1,785	1,781,109
4.00%, 04/17/25 (Call 02/17/25)(a)	2,000	1,994,880
4.20%, 04/17/28 (Call 01/17/28)(a)	250	246,823
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	360	326,830
2.90%, 05/15/20	1,400	1,402,898
3.10%, 05/15/21	2,500	2,513,050
Security	Par(000)	Value
Food (continued)
3.20%, 08/21/25 (Call 05/21/25)	$ 280	$ 273,504
3.38%, 05/15/23 (Call 04/15/23)	2,500	2,515,950
4.13%, 12/01/20	510	526,499
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	441	416,388
4.63%, 11/01/20	375	386,906
JM Smucker Co. (The)
2.50%, 03/15/20	615	609,447
3.00%, 03/15/22	500	492,450
3.50%, 10/15/21	650	655,512
3.50%, 03/15/25	2,325	2,255,808
Kellogg Co.
2.65%, 12/01/23(a)	1,665	1,582,333
3.25%, 05/14/21	3,650	3,659,526
3.25%, 04/01/26(a)	1,675	1,580,496
3.40%, 11/15/27 (Call 08/15/27)(a)	2,268	2,124,436
4.00%, 12/15/20	1,031	1,054,744
4.15%, 11/15/19	900	915,615
4.30%, 05/15/28 (Call 02/15/28)	1,000	1,004,200
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)(a)	2,368	2,354,147
3.00%, 06/01/26 (Call 03/01/26)(a)	4,840	4,416,984
3.50%, 06/06/22	2,094	2,088,472
3.50%, 07/15/22 (Call 05/15/22)	1,935	1,925,325
3.95%, 07/15/25 (Call 04/15/25)	1,305	1,287,239
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	160	157,554
2.65%, 10/15/26 (Call 07/15/26)(a)	2,710	2,413,336
2.80%, 08/01/22 (Call 07/01/22)	520	504,728
2.95%, 11/01/21 (Call 10/01/21)	1,665	1,645,020
3.30%, 01/15/21 (Call 12/15/20)	1,860	1,865,524
3.40%, 04/15/22 (Call 01/15/22)	1,350	1,349,595
3.85%, 08/01/23 (Call 05/01/23)	525	532,492
4.00%, 02/01/24 (Call 11/01/23)	985	995,155
6.15%, 01/15/20	2,450	2,570,809
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	515	498,551
3.15%, 08/15/24 (Call 06/15/24)	1,000	964,440
3.40%, 08/15/27 (Call 05/15/27)(a)	1,450	1,371,047
Mondelez International Inc.
3.00%, 05/07/20	3,500	3,502,940
3.63%, 05/07/23 (Call 04/07/23)	2,000	2,006,640
4.13%, 05/07/28 (Call 02/07/28)(a)	2,000	2,001,680
5.38%, 02/10/20	250	259,548
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	1,064	1,043,082
2.60%, 10/01/20 (Call 09/01/20)	1,135	1,126,578
2.60%, 06/12/22	950	922,877
3.25%, 07/15/27 (Call 04/15/27)	1,540	1,458,241
3.30%, 07/15/26 (Call 04/15/26)	2,485	2,377,399
3.55%, 03/15/25 (Call 01/15/25)	1,250	1,233,262
3.75%, 10/01/25 (Call 07/01/25)	585	581,981
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	1,275	1,230,362
2.65%, 08/15/19 (Call 07/15/19)	492	491,050
3.55%, 06/02/27 (Call 03/02/27)	2,020	1,926,939
3.95%, 08/15/24 (Call 05/15/24)(a)	2,725	2,740,614
4.50%, 06/15/22 (Call 03/15/22)	2,250	2,329,515
		94,573,459

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	$ 95	$ 97,224
Fibria Overseas Finance Ltd.
5.25%, 05/12/24(a)	1,100	1,113,365
5.50%, 01/17/27(a)	1,405	1,413,402
Georgia-Pacific LLC, 8.00%, 01/15/24	1,250	1,522,362
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)(a)	800	729,072
3.65%, 06/15/24 (Call 03/15/24)	950	939,712
3.80%, 01/15/26 (Call 10/15/25)	2,500	2,441,800
4.75%, 02/15/22 (Call 11/15/21)	133	138,650
7.50%, 08/15/21(a)	416	467,035
		8,862,622
Gas — 0.2%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	805	769,902
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	2,010	2,004,070
4.00%, 04/01/28 (Call 01/01/28)	1,200	1,189,452
4.50%, 01/15/21 (Call 10/15/20)	212	217,533
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	1,800	1,786,446
2.80%, 11/15/20 (Call 10/15/20)	610	605,370
3.60%, 12/15/24 (Call 09/15/24)	50	49,635
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	970	961,648
3.95%, 09/15/27 (Call 06/15/27)	1,435	1,368,402
4.90%, 12/01/21 (Call 09/01/21)	1,160	1,199,533
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)(a)	445	428,847
3.85%, 02/15/23 (Call 11/15/22)(a)	325	328,234
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	425	427,486
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	1,305	1,285,816
3.20%, 06/15/25 (Call 03/15/25)	475	468,597
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	820	768,307
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	214	201,006
3.25%, 06/15/26 (Call 03/15/26)(a)	250	238,948
3.50%, 09/15/21 (Call 06/15/21)	750	749,685
5.25%, 08/15/19	550	563,997
		15,612,914
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.65%, 11/01/19 (Call 10/01/19)	708	703,667
3.88%, 02/15/22 (Call 11/15/21)	692	698,512
Snap-On Inc., 6.13%, 09/01/21	125	136,459
Stanley Black & Decker Inc.
2.90%, 11/01/22	165	162,843
3.40%, 12/01/21 (Call 09/01/21)	2,203	2,225,250
		3,926,731
Health Care - Products — 1.7%
Abbott Laboratories
2.00%, 03/15/20	1,130	1,112,722
2.35%, 11/22/19	3,686	3,661,046
2.55%, 03/15/22(a)	2,848	2,769,794
2.80%, 09/15/20 (Call 08/15/20)	990	984,040
2.90%, 11/30/21 (Call 10/30/21)	7,410	7,329,453
2.95%, 03/15/25 (Call 12/15/24)	2,303	2,188,311
3.25%, 04/15/23 (Call 01/15/23)(a)	2,195	2,171,513
3.40%, 11/30/23 (Call 09/30/23)(a)	2,650	2,630,973
Security	Par(000)	Value
Health Care - Products (continued)
3.75%, 11/30/26 (Call 08/30/26)	$ 2,840	$ 2,810,350
3.88%, 09/15/25 (Call 06/15/25)	605	606,065
4.13%, 05/27/20	920	940,185
Baxter International Inc.
1.70%, 08/15/21 (Call 07/15/21)	2,050	1,953,178
2.60%, 08/15/26 (Call 05/15/26)	1,500	1,368,765
Becton Dickinson and Co.
2.13%, 06/06/19	275	272,704
2.68%, 12/15/19	4,859	4,833,976
2.89%, 06/06/22 (Call 05/06/22)	2,275	2,210,845
3.13%, 11/08/21	2,577	2,554,632
3.25%, 11/12/20	2,075	2,068,484
3.36%, 06/06/24 (Call 04/06/24)	2,299	2,222,857
3.70%, 06/06/27 (Call 03/06/27)	3,494	3,332,158
3.73%, 12/15/24 (Call 09/15/24)(a)	2,881	2,826,952
Boston Scientific Corp.
2.85%, 05/15/20	280	278,230
3.85%, 05/15/25	2,740	2,732,712
4.00%, 03/01/28 (Call 12/01/27)	1,500	1,482,675
4.13%, 10/01/23 (Call 07/01/23)	525	537,054
6.00%, 01/15/20	407	424,884
Covidien International Finance SA
3.20%, 06/15/22 (Call 03/15/22)	500	499,570
4.20%, 06/15/20	2,071	2,125,778
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	585	580,109
3.35%, 09/15/25 (Call 06/15/25)(a)	520	517,634
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	1,246	1,291,828
6.00%, 03/01/20	1,904	1,991,812
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(a)	2,365	2,326,545
Medtronic Inc.
2.50%, 03/15/20	3,950	3,931,672
2.75%, 04/01/23 (Call 01/01/23)	2,850	2,788,839
3.13%, 03/15/22 (Call 12/15/21)	1,450	1,448,666
3.15%, 03/15/22	2,010	2,009,216
3.50%, 03/15/25(a)	4,940	4,933,776
3.63%, 03/15/24 (Call 12/15/23)	3,912	3,944,626
4.13%, 03/15/21 (Call 12/15/20)	1,600	1,642,752
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	1,090	1,078,108
3.38%, 05/15/24 (Call 02/15/24)	1,175	1,166,575
3.38%, 11/01/25 (Call 08/01/25)	974	957,578
3.50%, 03/15/26 (Call 12/15/25)	1,855	1,826,099
3.65%, 03/07/28 (Call 12/07/27)	1,500	1,490,070
4.38%, 01/15/20(a)	560	572,186
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	2,657	2,474,464
3.00%, 04/15/23 (Call 02/15/23)(a)	1,625	1,586,423
3.15%, 01/15/23 (Call 10/15/22)(a)	550	541,332
3.20%, 08/15/27 (Call 05/15/27)	1,425	1,340,840
3.30%, 02/15/22	50	49,918
3.60%, 08/15/21 (Call 05/15/21)	279	281,556
3.65%, 12/15/25 (Call 09/15/25)	2,240	2,210,656
4.15%, 02/01/24 (Call 11/01/23)(a)	1,780	1,815,173
4.50%, 03/01/21	1,488	1,542,238
4.70%, 05/01/20	900	928,242

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	$ 1,075	$ 1,067,217
3.15%, 04/01/22 (Call 02/01/22)	1,670	1,649,108
3.38%, 11/30/21 (Call 08/30/21)	1,485	1,477,827
3.55%, 04/01/25 (Call 01/01/25)	3,615	3,480,522
3.70%, 03/19/23 (Call 02/19/23)	1,410	1,405,460
4.63%, 11/30/19	2,500	2,554,550
		117,833,523
Health Care - Services — 1.1%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	2,185	2,114,993
2.80%, 06/15/23 (Call 04/15/23)	2,031	1,949,882
3.50%, 11/15/24 (Call 08/15/24)	1,190	1,163,879
4.13%, 06/01/21 (Call 03/01/21)	1,100	1,122,770
Anthem Inc.
2.25%, 08/15/19	305	302,655
2.50%, 11/21/20	170	167,450
2.95%, 12/01/22 (Call 11/01/22)	970	945,420
3.13%, 05/15/22	1,446	1,424,527
3.30%, 01/15/23	2,111	2,087,040
3.35%, 12/01/24 (Call 10/01/24)	705	683,089
3.50%, 08/15/24 (Call 05/15/24)(a)	2,410	2,357,486
3.65%, 12/01/27 (Call 09/01/27)(a)	1,000	955,420
3.70%, 08/15/21 (Call 05/15/21)	1,350	1,363,905
4.10%, 03/01/28 (Call 12/01/27)	3,630	3,586,295
4.35%, 08/15/20	1,200	1,230,780
Catholic Health Initiatives, 2.95%, 11/01/22	827	801,768
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	2,280	2,070,445
3.25%, 04/15/25 (Call 01/15/25)(a)	1,803	1,710,921
4.00%, 02/15/22 (Call 11/15/21)	924	940,577
4.38%, 12/15/20 (Call 09/15/20)	565	577,961
4.50%, 03/15/21 (Call 12/15/20)	646	663,229
5.13%, 06/15/20	288	298,875
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)(a)	1,267	1,337,255
Dignity Health, 3.13%, 11/01/22	1,050	1,036,718
Howard Hughes Medical Institute, 3.50%, 09/01/23(a)	327	332,124
Humana Inc.
2.50%, 12/15/20	610	599,258
2.63%, 10/01/19	320	318,518
2.90%, 12/15/22 (Call 11/15/22)	505	492,633
3.15%, 12/01/22 (Call 09/01/22)	1,181	1,164,749
3.85%, 10/01/24 (Call 07/01/24)	940	939,633
3.95%, 03/15/27 (Call 12/15/26)(a)	2,360	2,330,358
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)(a)	9	8,654
3.50%, 04/01/22	570	574,115
Laboratory Corp. of America Holdings
2.63%, 02/01/20	150	149,114
3.20%, 02/01/22	340	336,705
3.25%, 09/01/24 (Call 07/01/24)	2,200	2,130,458
3.60%, 02/01/25 (Call 11/01/24)(a)	1,705	1,674,242
3.60%, 09/01/27 (Call 06/01/27)	1,745	1,669,860
3.75%, 08/23/22 (Call 05/23/22)(a)	1,140	1,148,721
4.63%, 11/15/20 (Call 08/15/20)	950	978,719
Quest Diagnostics Inc.
2.50%, 03/30/20 (Call 02/29/20)	280	277,399
3.45%, 06/01/26 (Call 03/01/26)	1,956	1,872,557
3.50%, 03/30/25 (Call 12/30/24)	1,420	1,385,011
Security	Par(000)	Value
Health Care - Services (continued)
4.25%, 04/01/24 (Call 01/01/24)(a)	$ 125	$ 127,891
4.70%, 04/01/21	475	492,019
4.75%, 01/30/20	150	154,113
UnitedHealth Group Inc.
2.13%, 03/15/21(a)	70	68,402
2.30%, 12/15/19	785	780,188
2.70%, 07/15/20(a)	851	848,566
2.75%, 02/15/23 (Call 11/15/22)	1,775	1,734,352
2.88%, 12/15/21	1,440	1,429,589
2.88%, 03/15/22 (Call 12/15/21)	3,530	3,495,300
2.95%, 10/15/27(a)	2,000	1,886,120
3.10%, 03/15/26	3,657	3,520,777
3.35%, 07/15/22(a)	3,753	3,774,430
3.38%, 11/15/21 (Call 08/15/21)	2,250	2,271,397
3.38%, 04/15/27(a)	2,600	2,541,448
3.45%, 01/15/27	1,940	1,907,932
3.75%, 07/15/25	1,495	1,503,507
3.88%, 10/15/20 (Call 07/15/20)	550	561,182
4.70%, 02/15/21 (Call 11/15/20)	900	936,855
		77,310,236
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	1,714	1,682,685
3.88%, 01/15/20 (Call 12/15/19)	1,875	1,886,119
4.25%, 03/01/25 (Call 01/01/25)	1,255	1,218,329
FS Investment Corp., 4.00%, 07/15/19	366	366,509
Prospect Capital Corp., 5.00%, 07/15/19	912	924,795
		6,078,437
Home Builders — 0.1%
DR Horton Inc.
2.55%, 12/01/20	100	98,272
4.00%, 02/15/20	150	152,188
4.75%, 02/15/23 (Call 11/15/22)	1,000	1,042,740
5.75%, 08/15/23 (Call 05/15/23)(a)	1,500	1,636,350
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	1,400	1,418,158
		4,347,708
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	1,575	1,495,998
3.80%, 11/15/24 (Call 08/15/24)	1,000	984,760
Whirlpool Corp.
3.70%, 05/01/25	70	68,993
4.85%, 06/15/21	230	239,750
		2,789,501
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
2.45%, 08/01/22 (Call 07/01/22)	1,075	1,034,623
2.88%, 10/01/22	2,613	2,563,379
3.15%, 08/01/27 (Call 05/01/27)(a)	1,230	1,146,151
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)(a)	750	745,283
3.10%, 10/01/27 (Call 07/01/27)	1,500	1,419,090
3.50%, 12/15/24 (Call 09/15/24)	970	971,348
3.80%, 11/15/21	685	700,139
3.90%, 05/15/28 (Call 02/15/28)	2,000	2,001,580

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Household Products & Wares (continued)
Kimberly-Clark Corp.
2.40%, 03/01/22	$ 720	$ 702,389
2.75%, 02/15/26(a)	850	803,199
3.05%, 08/15/25	1,265	1,227,935
		13,315,116
Housewares — 0.1%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	577	574,704
3.15%, 04/01/21 (Call 03/01/21)	125	123,902
3.85%, 04/01/23 (Call 02/01/23)	1,770	1,762,336
3.90%, 11/01/25 (Call 08/01/25)	650	623,220
4.00%, 06/15/22 (Call 03/15/22)	496	497,761
4.00%, 12/01/24 (Call 09/01/24)	230	226,336
4.20%, 04/01/26 (Call 01/01/26)	3,275	3,211,956
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	780	801,817
		7,822,032
Insurance — 2.2%
AEGON Funding Co. LLC, 5.75%, 12/15/20	680	721,208
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(c)(d)	1,000	963,950
Aflac Inc.
2.40%, 03/16/20	1,119	1,107,799
2.88%, 10/15/26 (Call 07/15/26)(a)	1,500	1,413,015
3.25%, 03/17/25	645	630,094
3.63%, 06/15/23(a)	225	227,259
3.63%, 11/15/24	2,040	2,040,306
4.00%, 02/15/22	450	461,200
Alleghany Corp.
4.95%, 06/27/22	635	669,525
5.63%, 09/15/20	650	682,591
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,000	981,320
Allstate Corp. (The)
3.15%, 06/15/23	442	437,607
3.28%, 12/15/26 (Call 09/15/26)	1,600	1,550,320
5.75%, 08/15/53 (Call 08/15/23)(a)(c)(d)	1,535	1,594,742
Alterra Finance LLC, 6.25%, 09/30/20	450	477,481
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	740	699,885
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	3,066	3,047,972
3.30%, 03/01/21 (Call 02/01/21)	255	255,219
3.38%, 08/15/20	1,440	1,446,624
3.75%, 07/10/25 (Call 04/10/25)	2,380	2,322,809
3.90%, 04/01/26 (Call 01/01/26)	3,665	3,579,862
4.13%, 02/15/24(a)	1,197	1,210,119
4.20%, 04/01/28 (Call 01/01/28)	1,000	992,090
4.88%, 06/01/22	3,456	3,630,321
6.40%, 12/15/20	1,595	1,718,246
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)(c)(d)	45	44,474
Aon Corp., 5.00%, 09/30/20	1,270	1,317,752
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	755	744,370
3.50%, 06/14/24 (Call 03/01/24)(a)	2,066	2,030,754
3.88%, 12/15/25 (Call 09/15/25)	1,686	1,669,578
4.00%, 11/27/23 (Call 08/27/23)	1,750	1,776,547
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	10	9,913
Security	Par(000)	Value
Insurance (continued)
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	$ 750	$ 769,530
6.00%, 12/15/20	350	369,302
Assurant Inc.
4.00%, 03/15/23	1,265	1,255,968
4.20%, 09/27/23 (Call 08/27/23)	1,000	997,080
4.90%, 03/27/28 (Call 12/27/27)	1,000	1,009,740
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	550	517,423
AXA Equitable Holdings Inc., 3.90%, 04/20/23 (Call 03/20/23)(b)	2,000	1,997,480
AXIS Specialty Finance LLC, 5.88%, 06/01/20	870	911,699
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	1,110	1,056,687
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	126	126,811
3.00%, 05/15/22	2,010	2,013,075
4.25%, 01/15/21	663	687,299
Berkshire Hathaway Inc.
2.10%, 08/14/19	2,905	2,891,521
2.20%, 03/15/21 (Call 02/15/21)	3,360	3,317,698
2.75%, 03/15/23 (Call 01/15/23)	225	221,186
3.00%, 02/11/23	1,201	1,195,968
3.13%, 03/15/26 (Call 12/15/25)	760	736,942
3.40%, 01/31/22(a)	2,833	2,886,799
3.75%, 08/15/21	43	44,237
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	2,990	2,728,136
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	508	512,740
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)(a)	425	418,604
2.70%, 03/13/23	180	175,160
2.88%, 11/03/22 (Call 09/03/22)	770	758,958
3.15%, 03/15/25	1,150	1,120,939
3.35%, 05/15/24	2,250	2,231,820
3.35%, 05/03/26 (Call 02/03/26)	1,710	1,674,808
5.90%, 06/15/19	985	1,015,643
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	2,465	2,323,115
3.95%, 05/15/24 (Call 02/15/24)	440	441,254
4.50%, 03/01/26 (Call 12/01/25)	170	174,089
5.75%, 08/15/21	740	789,595
5.88%, 08/15/20	1,164	1,228,509
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28 (Call 01/17/28)(b)	1,000	994,680
Fidelity National Financial Inc., 5.50%, 09/01/22	1,055	1,131,013
First American Financial Corp., 4.60%, 11/15/24	1,000	1,011,460
Hartford Financial Services Group Inc. (The)
5.13%, 04/15/22	1,245	1,322,501
5.50%, 03/30/20	227	236,525
Lincoln National Corp.
3.35%, 03/09/25	640	616,288
3.63%, 12/12/26 (Call 09/15/26)	315	303,745
3.80%, 03/01/28 (Call 12/01/27)(a)	1,985	1,920,964
4.20%, 03/15/22	563	577,773
4.85%, 06/24/21	650	678,431
6.25%, 02/15/20	550	576,988
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	1,019	983,743
3.75%, 04/01/26 (Call 01/01/26)	2,040	2,030,963

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Insurance (continued)
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(c)(d)	$ 1,325	$ 1,272,689
4.15%, 03/04/26(a)	2,735	2,753,324
4.90%, 09/17/20	1,000	1,036,060
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	1,035	978,820
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	525	521,687
2.35%, 03/06/20 (Call 02/06/20)	637	629,598
2.75%, 01/30/22 (Call 12/30/21)	470	460,821
3.30%, 03/14/23 (Call 01/14/23)	175	173,303
3.50%, 06/03/24 (Call 03/03/24)	1,695	1,677,880
3.50%, 03/10/25 (Call 12/10/24)(a)	2,168	2,130,082
3.75%, 03/14/26 (Call 12/14/25)	65	64,634
4.05%, 10/15/23 (Call 07/15/23)	200	204,122
4.80%, 07/15/21 (Call 04/15/21)	825	862,117
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	171	166,520
MetLife Inc.
3.00%, 03/01/25(a)	3,041	2,905,919
3.05%, 12/15/22	630	622,534
3.60%, 04/10/24	1,825	1,825,529
4.75%, 02/08/21	1,673	1,739,167
Series D, 4.37%, 09/15/23	1,250	1,301,700
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	1,750	1,692,705
4.88%, 10/01/24 (Call 09/01/24)	1,211	1,260,905
PartnerRe Finance B LLC, 5.50%, 06/01/20	350	363,471
Primerica Inc., 4.75%, 07/15/22	275	286,498
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	475	447,260
3.30%, 09/15/22	1,430	1,422,407
3.40%, 05/15/25 (Call 02/15/25)	170	165,638
Progressive Corp. (The)
2.45%, 01/15/27	2,155	1,961,050
3.75%, 08/23/21	405	412,391
Protective Life Corp., 7.38%, 10/15/19	950	1,004,910
Prudential Financial Inc.
2.35%, 08/15/19	559	556,205
3.50%, 05/15/24(a)	4,900	4,910,535
3.88%, 03/27/28 (Call 12/27/27)(a)	3,200	3,194,080
4.50%, 11/16/21	295	307,063
5.20%, 03/15/44 (Call 03/15/24)(a)(c)(d)	725	725,667
5.38%, 06/21/20	350	366,194
5.38%, 05/15/45 (Call 05/15/25)(c)(d)	2,120	2,127,823
5.63%, 06/15/43 (Call 06/15/23)(a)(c)(d)	575	598,276
5.88%, 09/15/42 (Call 09/15/22)(a)(c)(d)	1,730	1,835,911
7.38%, 06/15/19	2,443	2,556,404
Reinsurance Group of America Inc.
5.00%, 06/01/21	1,755	1,832,711
6.45%, 11/15/19	395	413,024
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	210	198,500
RenRe North America Holdings Inc., 5.75%, 03/15/20	125	130,076
Sompo International Holdings Ltd., 4.70%, 10/15/22	1,000	1,027,850
Torchmark Corp.
3.80%, 09/15/22	410	415,445
9.25%, 06/15/19	325	345,095
Travelers Companies Inc. (The), 3.90%, 11/01/20	240	245,196
Unum Group
4.00%, 03/15/24	825	828,201
5.63%, 09/15/20	321	337,480
Security	Par(000)	Value
Insurance (continued)
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	$ 2,050	$ 1,946,987
3.65%, 06/15/26	285	272,298
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	2,725	2,647,528
Willis Towers Watson PLC, 5.75%, 03/15/21	400	422,624
WR Berkley Corp.
4.63%, 03/15/22	1,090	1,132,837
5.38%, 09/15/20	300	313,752
7.38%, 09/15/19	750	790,245
XLIT Ltd.
4.45%, 03/31/25	800	796,608
5.75%, 10/01/21	1,500	1,605,465
6.38%, 11/15/24	1,020	1,157,884
		155,821,546
Internet — 1.0%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	4,165	4,139,885
2.80%, 06/06/23 (Call 05/06/23)(a)	2,445	2,365,513
3.13%, 11/28/21 (Call 09/28/21)	2,790	2,773,344
3.40%, 12/06/27 (Call 09/06/27)(a)	2,000	1,899,580
3.60%, 11/28/24 (Call 08/28/24)(a)	3,730	3,689,604
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	3,450	3,109,588
3.38%, 02/25/24(a)	1,784	1,803,321
3.63%, 05/19/21	900	922,716
Amazon.com Inc.
1.90%, 08/21/20(b)	2,270	2,226,348
2.40%, 02/22/23 (Call 01/22/23)(a)(b)	3,203	3,089,966
2.50%, 11/29/22 (Call 08/29/22)(a)	1,899	1,854,127
2.60%, 12/05/19 (Call 11/05/19)	2,655	2,658,266
2.80%, 08/22/24 (Call 06/22/24)(b)	3,497	3,387,019
3.15%, 08/22/27 (Call 05/22/27)(b)	2,755	2,663,258
3.30%, 12/05/21 (Call 10/05/21)(a)	2,125	2,151,605
3.80%, 12/05/24 (Call 09/05/24)(a)	1,610	1,653,116
5.20%, 12/03/25 (Call 09/03/25)	2,616	2,902,583
Baidu Inc.
2.75%, 06/09/19	2,800	2,791,236
3.50%, 11/28/22	2,200	2,179,870
3.63%, 07/06/27(a)	1,535	1,467,752
3.88%, 09/29/23 (Call 08/29/23)(a)	825	827,442
4.38%, 03/29/28 (Call 12/29/27)	705	710,443
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	2,453	2,362,484
3.60%, 06/01/26 (Call 03/01/26)	505	490,244
3.65%, 03/15/25 (Call 12/15/24)(a)	330	324,601
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	158	156,861
2.60%, 07/15/22 (Call 04/15/22)	2,009	1,943,848
2.75%, 01/30/23 (Call 12/30/22)	2,146	2,075,289
2.88%, 08/01/21 (Call 06/01/21)	1,400	1,384,656
3.25%, 10/15/20 (Call 07/15/20)	795	798,148
3.45%, 08/01/24 (Call 05/01/24)	1,875	1,841,250
3.60%, 06/05/27 (Call 03/05/27)	1,650	1,566,922
3.80%, 03/09/22 (Call 02/09/22)	45	45,630
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	2,868	2,626,457
4.50%, 08/15/24 (Call 05/15/24)	1,064	1,069,788
5.00%, 02/15/26 (Call 11/15/25)	1,125	1,150,448
5.95%, 08/15/20	365	384,498

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Internet (continued)
JD.com Inc.
3.13%, 04/29/21	$ 1,000	$ 978,540
3.88%, 04/29/26	220	209,920
		70,676,166
Iron & Steel — 0.1%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	1,575	1,615,493
4.13%, 09/15/22 (Call 06/15/22)	500	516,915
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	762	783,260
Vale Overseas Ltd.
4.38%, 01/11/22(a)	3,044	3,059,311
6.25%, 08/10/26(a)	2,775	3,007,823
		8,982,802
Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	195	199,212
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	525	513,355
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	260	255,674
3.70%, 03/15/28 (Call 12/15/27)	1,000	941,670
5.25%, 11/15/22(a)	231	245,135
7.50%, 10/15/27	10	12,164
		2,167,210
Lodging — 0.1%
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	1,190	1,178,612
5.38%, 08/15/21 (Call 05/15/21)(a)	363	381,818
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	465	447,163
2.88%, 03/01/21 (Call 02/01/21)	1,085	1,073,857
3.25%, 09/15/22 (Call 06/15/22)	615	607,645
3.38%, 10/15/20 (Call 07/15/20)	735	738,153
3.75%, 03/15/25 (Call 12/15/24)(a)	1,080	1,067,634
Series N, 3.13%, 10/15/21 (Call 07/15/21)	700	694,050
Series R, 3.13%, 06/15/26 (Call 03/15/26)	2,549	2,379,466
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)(a)	250	236,752
4.25%, 03/01/22 (Call 12/01/21)(a)	422	421,413
5.10%, 10/01/25 (Call 07/01/25)	55	56,908
5.63%, 03/01/21	185	193,016
		9,476,487
Machinery — 1.1%
ABB Finance USA Inc.
2.80%, 04/03/20	1,400	1,400,210
2.88%, 05/08/22	1,246	1,234,013
3.38%, 04/03/23 (Call 03/03/23)(a)	1,900	1,903,287
3.80%, 04/03/28 (Call 01/03/28)	1,330	1,348,886
Caterpillar Financial Services Corp.
1.70%, 08/09/21	1,466	1,405,293
1.85%, 09/04/20	150	146,517
1.93%, 10/01/21	624	600,575
2.00%, 11/29/19	1,950	1,931,007
2.00%, 03/05/20	260	256,469
2.10%, 06/09/19	1,600	1,591,968
2.10%, 01/10/20	1,815	1,797,394
2.25%, 12/01/19	1,168	1,159,684
2.40%, 06/06/22(a)	2,328	2,260,721
2.50%, 11/13/20	120	118,454
2.55%, 11/29/22	1,925	1,869,618
Security	Par(000)	Value
Machinery (continued)
2.63%, 03/01/23	$ 1,360	$ 1,320,166
2.85%, 06/01/22(a)	207	204,535
2.90%, 03/15/21	1,750	1,744,085
2.95%, 05/15/20	3,500	3,502,625
3.25%, 12/01/24(a)	195	192,855
3.45%, 05/15/23	2,500	2,512,200
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)(a)	2,005	1,959,867
3.40%, 05/15/24 (Call 02/15/24)(a)	208	208,395
3.90%, 05/27/21	1,353	1,390,952
CNH Industrial Capital LLC
3.38%, 07/15/19	200	200,446
4.38%, 11/06/20	265	270,380
4.38%, 04/05/22(a)	133	135,386
4.88%, 04/01/21	1,685	1,738,937
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,000	1,890,400
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	523	535,829
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	165	161,606
4.38%, 10/16/19	955	975,351
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	1,100	1,080,937
4.00%, 11/15/23 (Call 08/15/23)(a)	115	114,517
IDEX Corp., 4.20%, 12/15/21 (Call 09/15/21)	250	253,125
John Deere Capital Corp.
1.25%, 10/09/19	1,500	1,471,170
2.05%, 03/10/20	1,740	1,717,832
2.15%, 09/08/22	1,500	1,437,645
2.20%, 03/13/20	930	920,189
2.30%, 09/16/19	615	612,337
2.55%, 01/08/21	305	302,221
2.65%, 01/06/22(a)	1,162	1,145,871
2.65%, 06/24/24	2,746	2,633,167
2.65%, 06/10/26	2,296	2,146,393
2.70%, 01/06/23	1,165	1,138,589
2.75%, 03/15/22	1,668	1,642,463
2.80%, 03/04/21	190	189,048
2.80%, 03/06/23	2,345	2,298,147
2.80%, 09/08/27(a)	1,350	1,264,545
3.05%, 01/06/28(a)	1,850	1,765,473
3.15%, 10/15/21(a)	1,180	1,184,366
3.35%, 06/12/24(a)	555	553,352
3.45%, 03/13/25(a)	2,135	2,130,986
3.90%, 07/12/21	1,150	1,178,704
Series 0014, 2.45%, 09/11/20	11	10,893
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)	1,000	1,009,770
Rockwell Automation Inc.
2.05%, 03/01/20 (Call 02/01/20)	640	631,110
2.88%, 03/01/25 (Call 12/01/24)	509	486,436
Roper Technologies Inc.
2.80%, 12/15/21 (Call 11/15/21)	1,100	1,080,343
3.00%, 12/15/20 (Call 11/15/20)	675	672,368
3.13%, 11/15/22 (Call 08/15/22)(a)	1,600	1,579,136
3.80%, 12/15/26 (Call 09/15/26)	290	284,728
6.25%, 09/01/19	375	390,143
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	820	760,829
Xylem Inc./NY
3.25%, 11/01/26 (Call 08/01/26)(a)	622	593,512
4.88%, 10/01/21	2,760	2,892,094
		75,540,550

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Manufacturing — 0.9%
3M Co.
1.63%, 06/15/19	$ 950	$ 941,431
2.00%, 06/26/22	1,090	1,052,373
2.25%, 03/15/23 (Call 02/15/23)(a)	1,500	1,449,735
2.25%, 09/19/26 (Call 06/19/26)	3,371	3,068,790
2.88%, 10/15/27 (Call 07/15/27)	1,495	1,421,102
3.00%, 08/07/25(a)	1,019	1,003,990
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)(a)	750	725,288
3.75%, 11/15/22 (Call 08/15/22)	950	954,551
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	500	519,515
Dover Corp.
3.15%, 11/15/25 (Call 08/15/25)(a)	1,000	965,150
4.30%, 03/01/21 (Call 12/01/20)	650	669,156
Eaton Corp.
2.75%, 11/02/22(a)	489	476,892
3.10%, 09/15/27 (Call 06/15/27)(a)	2,755	2,574,823
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	2,089	2,069,384
2.70%, 10/09/22(a)	6,847	6,656,996
3.10%, 01/09/23(a)	1,678	1,654,391
3.15%, 09/07/22(a)	1,035	1,022,766
3.38%, 03/11/24(a)	270	265,502
3.45%, 05/15/24 (Call 02/13/24)	1,984	1,952,415
4.38%, 09/16/20	1,189	1,223,326
4.63%, 01/07/21	2,467	2,555,343
4.65%, 10/17/21	466	486,513
5.30%, 02/11/21	3,437	3,608,231
5.50%, 01/08/20	2,727	2,835,344
5.55%, 05/04/20(a)	832	870,463
6.00%, 08/07/19	3,825	3,970,579
Hexcel Corp., 3.95%, 02/15/27 (Call 11/15/26)	1,500	1,473,225
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	1,995	1,854,033
3.38%, 09/15/21 (Call 06/15/21)	640	645,389
3.50%, 03/01/24 (Call 12/01/23)	1,719	1,739,731
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	1,500	1,490,775
3.75%, 08/21/28 (Call 05/21/28)	1,240	1,215,374
4.25%, 06/15/23	1,480	1,529,047
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	70	69,459
3.55%, 11/01/24 (Call 08/01/24)	640	634,272
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	960	931,382
3.30%, 11/21/24 (Call 08/21/24)	991	981,298
3.50%, 09/15/22	540	545,184
Textron Inc.
3.65%, 03/01/21	240	242,369
3.65%, 03/15/27 (Call 12/15/26)	440	422,541
3.88%, 03/01/25 (Call 12/01/24)	1,820	1,806,132
4.00%, 03/15/26 (Call 12/15/25)	480	477,206
4.30%, 03/01/24 (Call 12/01/23)	15	15,400
5.95%, 09/21/21 (Call 06/21/21)	240	256,762
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(a)	540	524,092
		61,847,720
Media — 2.2%
21st Century Fox America Inc.
3.00%, 09/15/22	1,865	1,832,344
3.38%, 11/15/26 (Call 08/15/26)(a)	1,581	1,531,578
Security	Par(000)	Value
Media (continued)
3.70%, 09/15/24 (Call 06/15/24)	$ 278	$ 278,309
3.70%, 10/15/25 (Call 07/15/25)	2,045	2,033,875
4.00%, 10/01/23	850	865,853
4.50%, 02/15/21	758	784,272
5.65%, 08/15/20	1,200	1,265,604
8.88%, 04/26/23	500	607,495
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	865	858,651
2.50%, 02/15/23 (Call 01/15/23)(a)	1,768	1,668,851
2.90%, 06/01/23 (Call 05/01/23)(b)	1,500	1,436,595
2.90%, 01/15/27 (Call 10/15/26)	2,160	1,925,834
3.38%, 03/01/22 (Call 12/01/21)	1,725	1,709,544
3.50%, 01/15/25 (Call 10/15/24)	1,853	1,772,876
3.70%, 08/15/24 (Call 05/15/24)	1,240	1,212,559
4.00%, 01/15/26 (Call 10/15/25)	1,000	979,390
4.30%, 02/15/21 (Call 11/15/20)	1,000	1,024,770
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	5,511	5,521,416
3.75%, 02/15/28 (Call 11/15/27)	1,395	1,269,743
4.20%, 03/15/28 (Call 12/15/27)	3,245	3,054,226
4.46%, 07/23/22 (Call 05/23/22)	685	698,693
4.91%, 07/23/25 (Call 04/23/25)	5,690	5,806,076
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	940	1,167,527
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	710	669,864
2.35%, 01/15/27 (Call 10/15/26)(a)	2,485	2,186,030
2.75%, 03/01/23 (Call 02/01/23)(a)	3,906	3,776,790
2.85%, 01/15/23	3,538	3,442,651
3.00%, 02/01/24 (Call 01/01/24)	1,198	1,155,794
3.13%, 07/15/22(a)	1,445	1,426,735
3.15%, 03/01/26 (Call 12/01/25)	3,450	3,254,937
3.15%, 02/15/28 (Call 11/15/27)(a)	1,990	1,845,705
3.30%, 02/01/27 (Call 11/01/26)(a)	3,766	3,558,870
3.38%, 02/15/25 (Call 11/15/24)	785	762,416
3.38%, 08/15/25 (Call 05/15/25)	3,669	3,545,905
3.55%, 05/01/28 (Call 02/01/28)(a)	2,000	1,915,520
3.60%, 03/01/24(a)	1,362	1,356,702
5.15%, 03/01/20	3,408	3,533,721
5.70%, 07/01/19	2,375	2,450,691
Discovery Communications LLC
2.20%, 09/20/19	1,390	1,376,865
2.75%, 11/15/19 (Call 10/15/19)(b)	395	393,088
2.80%, 06/15/20 (Call 05/15/20)(b)	925	916,166
2.95%, 03/20/23 (Call 02/20/23)(a)	1,100	1,060,653
3.25%, 04/01/23(a)	1,200	1,167,744
3.30%, 05/15/22	1,800	1,776,492
3.80%, 03/13/24 (Call 01/13/24)(a)	645	637,105
3.90%, 11/15/24 (Call 08/15/24)(b)	2,964	2,932,848
3.95%, 06/15/25 (Call 05/15/25)(b)	70	68,513
3.95%, 03/20/28 (Call 12/20/27)(a)	2,500	2,366,500
4.38%, 06/15/21	850	872,440
4.90%, 03/11/26 (Call 12/11/25)(a)	1,140	1,163,564
5.05%, 06/01/20	819	848,181
5.63%, 08/15/19	419	431,960
Grupo Televisa SAB, 6.63%, 03/18/25	1,000	1,127,180

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media (continued)
NBCUniversal Media LLC
2.88%, 01/15/23	$ 2,525	$ 2,457,507
4.38%, 04/01/21	3,529	3,643,657
5.15%, 04/30/20	2,489	2,586,942
RELX Capital Inc.
3.13%, 10/15/22 (Call 07/15/22)	1,065	1,044,808
3.50%, 03/16/23 (Call 02/16/23)(a)	3,280	3,262,944
TCI Communications Inc., 7.88%, 02/15/26	1,150	1,419,353
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	1,250	1,235,863
3.95%, 09/30/21 (Call 06/30/21)	1,000	1,012,660
4.30%, 11/23/23 (Call 08/23/23)(a)	1,100	1,130,822
4.70%, 10/15/19	250	255,648
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	2,804	2,823,067
4.13%, 02/15/21 (Call 11/15/20)	1,675	1,693,291
5.00%, 02/01/20	3,102	3,181,070
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	940	1,107,837
Time Warner Inc.
2.10%, 06/01/19	1,080	1,071,554
2.95%, 07/15/26 (Call 04/15/26)	2,255	2,061,498
3.40%, 06/15/22(a)	1,695	1,688,542
3.55%, 06/01/24 (Call 03/01/24)	1,100	1,075,096
3.60%, 07/15/25 (Call 04/15/25)	3,639	3,516,329
3.80%, 02/15/27 (Call 11/15/26)	1,634	1,580,617
3.88%, 01/15/26 (Call 10/15/25)	1,250	1,221,488
4.00%, 01/15/22	1,270	1,292,733
4.05%, 12/15/23(a)	500	508,100
4.70%, 01/15/21	432	447,047
4.75%, 03/29/21	1,515	1,574,236
4.88%, 03/15/20	795	820,822
Viacom Inc.
3.88%, 12/15/21	1,310	1,315,685
3.88%, 04/01/24 (Call 01/01/24)	255	248,574
4.25%, 09/01/23 (Call 06/01/23)	1,070	1,075,767
4.50%, 03/01/21	1,250	1,279,138
5.63%, 09/15/19	670	689,644
Walt Disney Co. (The)
0.88%, 07/12/19	1,075	1,056,069
1.80%, 06/05/20	1,846	1,810,575
1.85%, 07/30/26	1,985	1,747,892
1.95%, 03/04/20(a)	545	538,340
2.15%, 09/17/20	950	935,722
2.30%, 02/12/21	1,750	1,723,732
2.35%, 12/01/22(a)	533	515,528
2.45%, 03/04/22	60	58,742
2.55%, 02/15/22	1,200	1,179,240
2.75%, 08/16/21	900	893,934
2.95%, 06/15/27(a)	2,225	2,119,335
3.00%, 02/13/26	1,995	1,929,105
3.15%, 09/17/25	965	947,900
3.75%, 06/01/21	1,928	1,971,631
		157,077,795
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	1,425	1,410,336
2.50%, 01/15/23 (Call 10/15/22)	1,675	1,626,023
3.25%, 06/15/25 (Call 03/15/25)	1,325	1,298,964
		4,335,323
Security	Par(000)	Value
Mining — 0.2%
Barrick Gold Corp., 3.85%, 04/01/22	$ 450	$ 458,248
Barrick North America Finance LLC, 4.40%, 05/30/21	2,418	2,506,450
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22	1,870	1,853,357
Goldcorp Inc.
3.63%, 06/09/21 (Call 04/09/21)	1,500	1,503,915
3.70%, 03/15/23 (Call 12/15/22)(a)	990	977,922
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(a)(b)	1,446	1,335,338
5.95%, 03/15/24 (Call 12/15/23)(a)	1,250	1,308,025
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	2,099	2,090,541
5.13%, 10/01/19	958	983,770
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	1,340	1,358,318
Southern Copper Corp.
3.50%, 11/08/22	255	251,960
3.88%, 04/23/25	20	19,832
5.38%, 04/16/20	875	911,199
Yamana Gold Inc.
4.63%, 12/15/27 (Call 09/15/27)(a)(b)	1,015	979,668
4.95%, 07/15/24 (Call 04/15/24)	525	528,628
		17,067,171
Office & Business Equipment — 0.1%
Xerox Corp.
2.75%, 09/01/20	621	609,654
3.63%, 03/15/23 (Call 02/15/23)	3,613	3,493,663
3.80%, 05/15/24(a)	416	406,241
4.50%, 05/15/21	1,110	1,127,782
		5,637,340
Oil & Gas — 4.3%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	1,200	1,165,896
4.85%, 03/15/21 (Call 02/15/21)	615	636,912
5.55%, 03/15/26 (Call 12/15/25)(a)	850	921,681
6.95%, 06/15/19	1,270	1,319,759
Andeavor
4.75%, 12/15/23 (Call 10/15/23)	1,335	1,395,422
5.13%, 12/15/26 (Call 09/15/26)	1,875	1,982,569
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	725	693,680
3.25%, 04/15/22 (Call 01/15/22)	687	679,347
3.63%, 02/01/21 (Call 11/01/20)	1,930	1,944,012
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	1,965	1,906,698
2.32%, 02/13/20	1,580	1,566,649
2.50%, 11/06/22	2,529	2,450,120
2.52%, 01/15/20	1,809	1,801,927
2.52%, 09/19/22 (Call 08/19/22)(a)	1,450	1,407,660
2.75%, 05/10/23(a)	4,935	4,798,843
3.06%, 03/17/22	1,710	1,704,357
3.12%, 05/04/26 (Call 02/04/26)	1,490	1,435,898
3.22%, 11/28/23 (Call 09/28/23)	1,215	1,203,530
3.22%, 04/14/24 (Call 02/14/24)	2,705	2,666,237
3.25%, 05/06/22	4,569	4,572,701
3.28%, 09/19/27 (Call 06/19/27)(a)	1,025	994,148
3.51%, 03/17/25(a)	1,550	1,547,907
3.54%, 11/04/24(a)	2,773	2,774,969
3.56%, 11/01/21	531	539,953
3.59%, 04/14/27 (Call 01/14/27)(a)	1,775	1,765,149

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
3.81%, 02/10/24	$ 650	$ 661,018
3.99%, 09/26/23	3,000	3,087,630
4.50%, 10/01/20	1,746	1,808,332
4.74%, 03/11/21	918	961,293
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	605	587,497
3.45%, 11/15/21 (Call 08/15/21)	462	462,688
3.80%, 04/15/24 (Call 01/15/24)	335	333,372
3.85%, 06/01/27 (Call 03/01/27)(a)	3,343	3,282,458
3.90%, 02/01/25 (Call 11/01/24)	850	844,441
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	100	96,048
4.25%, 04/15/27 (Call 01/15/27)(a)	3,281	3,166,592
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	3,605	3,562,281
1.99%, 03/03/20	1,675	1,655,938
2.10%, 05/16/21 (Call 04/15/21)	2,875	2,812,641
2.19%, 11/15/19 (Call 10/15/19)	750	745,260
2.36%, 12/05/22 (Call 09/05/22)	3,650	3,535,609
2.41%, 03/03/22 (Call 01/03/22)	805	788,345
2.42%, 11/17/20 (Call 10/17/20)(a)	2,610	2,587,684
2.43%, 06/24/20 (Call 05/24/20)	975	969,131
2.57%, 05/16/23 (Call 03/16/23)	3,400	3,301,978
2.95%, 05/16/26 (Call 02/16/26)(a)	3,960	3,810,946
3.19%, 06/24/23 (Call 03/24/23)(a)	3,600	3,596,472
3.33%, 11/17/25 (Call 08/17/25)	3,260	3,232,388
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)(a)	2,185	2,138,918
4.38%, 06/01/24 (Call 03/01/24)(a)	292	298,836
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,815	1,759,715
CNOOC Finance 2015 Australia Pty Ltd., 2.63%, 05/05/20	3,450	3,409,152
CNOOC Finance 2015 USA LLC
3.50%, 05/05/25	5,880	5,718,770
3.75%, 05/02/23	2,500	2,508,000
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	850	868,224
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)(a)	1,735	1,679,289
4.38%, 01/15/25 (Call 01/15/20)	1,500	1,511,445
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	1,644	1,600,829
3.35%, 11/15/24 (Call 08/15/24)	879	879,589
3.35%, 05/15/25 (Call 02/15/25)	842	834,666
4.95%, 03/15/26 (Call 12/15/25)(a)	1,815	1,956,261
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	2,000	1,954,980
5.00%, 09/15/22 (Call 07/02/18)	35	35,538
Continental Resources Inc/OK, 4.38%, 01/15/28 (Call 10/15/27)	2,000	1,995,360
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	211	208,740
4.00%, 07/15/21 (Call 04/15/21)	150	152,583
5.85%, 12/15/25 (Call 09/15/25)	1,846	2,058,604
Ecopetrol SA
4.13%, 01/16/25	575	552,863
5.38%, 06/26/26 (Call 03/26/26)	760	779,000
5.88%, 09/18/23	5,485	5,819,036
7.63%, 07/23/19	385	402,063
Encana Corp., 3.90%, 11/15/21 (Call 08/15/21)	950	957,439
Security	Par(000)	Value
Oil & Gas (continued)
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	$ 422	$ 418,236
2.63%, 03/15/23 (Call 12/15/22)	717	690,442
3.15%, 04/01/25 (Call 01/01/25)(a)	285	274,806
4.10%, 02/01/21	669	684,768
4.15%, 01/15/26 (Call 10/15/25)(a)	160	163,851
4.40%, 06/01/20	1,200	1,230,996
5.63%, 06/01/19	1,046	1,073,112
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)(a)	2,040	1,944,120
4.88%, 11/15/21	430	445,790
8.13%, 06/01/19	400	419,204
Equinor ASA
2.45%, 01/17/23	1,315	1,270,842
2.65%, 01/15/24	400	386,104
2.75%, 11/10/21	1,150	1,139,523
2.90%, 11/08/20	300	300,693
3.15%, 01/23/22	568	568,437
3.25%, 11/10/24	3,700	3,679,243
3.70%, 03/01/24	1,521	1,550,234
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	3,581	3,538,708
2.22%, 03/01/21 (Call 02/01/21)	3,205	3,157,149
2.40%, 03/06/22 (Call 01/06/22)	2,575	2,527,337
2.71%, 03/06/25 (Call 12/06/24)	3,450	3,319,314
2.73%, 03/01/23 (Call 01/01/23)	3,100	3,050,772
3.04%, 03/01/26 (Call 12/01/25)	1,625	1,581,531
3.18%, 03/15/24 (Call 12/15/23)	145	144,767
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	660	630,742
4.30%, 04/01/27 (Call 01/01/27)(a)	2,890	2,816,218
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)	1,250	1,351,625
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	1,825	1,838,578
6.15%, 06/15/19	150	154,358
7.25%, 12/15/19	545	578,403
Kerr-McGee Corp., 6.95%, 07/01/24	1,618	1,865,894
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	174	172,166
2.80%, 11/01/22 (Call 08/01/22)	1,065	1,024,583
3.85%, 06/01/25 (Call 03/01/25)	1,452	1,430,438
4.40%, 07/15/27 (Call 04/15/27)	2,050	2,081,344
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	1,078	1,083,800
3.63%, 09/15/24 (Call 06/15/24)	686	677,562
5.13%, 03/01/21	282	295,440
Nexen Energy ULC, 6.20%, 07/30/19	1,800	1,854,954
Noble Energy Inc.
3.90%, 11/15/24 (Call 08/15/24)	962	961,846
4.15%, 12/15/21 (Call 09/15/21)	1,693	1,728,181
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)	5,446	5,341,273
2.70%, 02/15/23 (Call 11/15/22)	300	292,503
3.00%, 02/15/27 (Call 11/15/26)	530	503,436
3.13%, 02/15/22 (Call 11/15/21)	373	373,187
3.40%, 04/15/26 (Call 01/15/26)	2,295	2,256,559
3.50%, 06/15/25 (Call 03/15/25)(a)	1,685	1,678,226
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	2,399	2,464,709
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	220	209,715

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
Petroleos Mexicanos
3.50%, 07/23/20	$ 375	$ 372,833
3.50%, 01/30/23	740	694,527
4.25%, 01/15/25	3,065	2,857,377
4.50%, 01/23/26	3,375	3,141,585
4.63%, 09/21/23(a)	4,065	3,993,984
4.88%, 01/24/22	2,620	2,636,558
4.88%, 01/18/24	2,685	2,626,950
5.35%, 02/12/28(b)	2,000	1,879,380
5.50%, 01/21/21	6,068	6,237,358
6.00%, 03/05/20	3,434	3,559,719
6.38%, 02/04/21	1,595	1,668,370
6.50%, 03/13/27	4,515	4,582,183
6.88%, 08/04/26(a)	6,100	6,426,472
Phillips 66
3.90%, 03/15/28 (Call 12/15/27)(a)	1,500	1,491,705
4.30%, 04/01/22	3,344	3,464,919
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	1,910	1,921,422
3.95%, 07/15/22 (Call 04/15/22)	1,190	1,208,838
7.50%, 01/15/20	350	374,017
Shell International Finance BV
1.38%, 09/12/19	450	443,102
1.75%, 09/12/21	2,225	2,141,874
1.88%, 05/10/21	3,825	3,709,561
2.13%, 05/11/20	6,658	6,581,633
2.25%, 11/10/20	941	929,040
2.25%, 01/06/23	1,500	1,440,045
2.38%, 08/21/22	1,484	1,441,647
2.50%, 09/12/26	2,680	2,486,665
2.88%, 05/10/26	3,793	3,615,563
3.25%, 05/11/25	1,308	1,287,137
3.40%, 08/12/23(a)	2,250	2,266,470
4.30%, 09/22/19	3,584	3,664,174
4.38%, 03/25/20	4,488	4,613,619
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	790	784,328
Total Capital Canada Ltd., 2.75%, 07/15/23	1,045	1,015,792
Total Capital International SA
2.10%, 06/19/19	1,050	1,044,635
2.70%, 01/25/23	2,600	2,537,912
2.75%, 06/19/21	1,303	1,295,534
2.88%, 02/17/22	1,453	1,442,219
3.70%, 01/15/24	2,291	2,325,136
3.75%, 04/10/24	1,575	1,601,791
Total Capital SA
4.13%, 01/28/21	1,070	1,101,608
4.45%, 06/24/20	2,061	2,127,508
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	1,170	1,120,919
3.65%, 03/15/25(a)	1,135	1,119,768
4.35%, 06/01/28 (Call 03/01/28)	1,000	1,015,020
6.13%, 02/01/20	1,460	1,530,401
		300,892,983
Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	774	775,896
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	280	273,350
3.34%, 12/15/27 (Call 09/15/27)	3,535	3,325,799
Security	Par(000)	Value
Oil & Gas Services (continued)
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)(a)	$ 605	$ 608,388
3.50%, 08/01/23 (Call 05/01/23)	1,099	1,101,220
3.80%, 11/15/25 (Call 08/15/25)	4,371	4,366,192
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	2,170	2,065,753
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	1,890	1,914,381
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	1,410	1,391,416
		15,822,395
Packaging & Containers — 0.1%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	485	449,813
4.50%, 10/15/21 (Call 07/15/21)	275	283,528
6.80%, 08/01/19	555	578,665
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)(a)	260	256,984
3.90%, 06/15/22 (Call 03/15/22)	1,038	1,054,452
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)(b)	2,550	2,426,427
4.00%, 03/15/28 (Call 12/15/27)(b)	2,500	2,470,475
WestRock RKT Co.
3.50%, 03/01/20	750	753,405
4.00%, 03/01/23 (Call 12/01/22)(a)	455	462,080
4.90%, 03/01/22	1,085	1,137,568
		9,873,397
Pharmaceuticals — 3.9%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	1,990	1,940,867
2.50%, 05/14/20 (Call 04/14/20)	6,950	6,886,407
2.85%, 05/14/23 (Call 03/14/23)	192	185,935
2.90%, 11/06/22	5,445	5,322,869
3.20%, 11/06/22 (Call 09/06/22)	2,725	2,695,052
3.20%, 05/14/26 (Call 02/14/26)	3,950	3,718,174
3.60%, 05/14/25 (Call 02/14/25)	5,480	5,345,411
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	854	832,513
Allergan Funding SCS
2.45%, 06/15/19	4,350	4,325,161
3.00%, 03/12/20 (Call 02/12/20)	5,335	5,308,325
3.45%, 03/15/22 (Call 01/15/22)	2,720	2,681,458
3.80%, 03/15/25 (Call 12/15/24)(a)	6,613	6,432,862
3.85%, 06/15/24 (Call 03/15/24)	3,911	3,841,580
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	480	455,664
3.38%, 09/15/20	422	422,553
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)(a)	437	418,266
3.40%, 05/15/24 (Call 02/15/24)	1,866	1,825,732
3.45%, 12/15/27 (Call 09/15/27)(a)	1,500	1,405,455
3.50%, 11/15/21 (Call 08/15/21)	540	542,570
AstraZeneca PLC
1.95%, 09/18/19	115	113,804
2.38%, 11/16/20	755	743,071
2.38%, 06/12/22 (Call 05/12/22)	2,781	2,679,188
3.38%, 11/16/25(a)	5,230	5,104,532
Bristol-Myers Squibb Co.
2.00%, 08/01/22	216	207,516
3.25%, 11/01/23(a)	650	650,891
3.25%, 02/27/27(a)	1,770	1,724,812

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pharmaceuticals (continued)
Cardinal Health Inc.
1.95%, 06/14/19(a)	$ 2,135	$ 2,116,276
2.40%, 11/15/19	1,200	1,188,912
2.62%, 06/15/22 (Call 05/15/22)	1,425	1,372,589
3.08%, 06/15/24 (Call 04/15/24)	465	440,606
3.20%, 06/15/22	270	265,561
3.20%, 03/15/23(a)	1,840	1,796,889
3.41%, 06/15/27 (Call 03/15/27)(a)	2,440	2,259,708
3.50%, 11/15/24 (Call 08/15/24)	75	72,626
3.75%, 09/15/25 (Call 06/15/25)(a)	1,285	1,251,641
4.63%, 12/15/20	1,740	1,795,402
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	3,782	3,653,072
2.25%, 08/12/19 (Call 07/12/19)	2,050	2,035,589
2.80%, 07/20/20 (Call 06/20/20)	1,075	1,067,808
2.88%, 06/01/26 (Call 03/01/26)	4,160	3,815,053
3.35%, 03/09/21(a)	5,000	5,011,600
3.38%, 08/12/24 (Call 05/12/24)	1,950	1,889,882
3.50%, 07/20/22 (Call 05/20/22)	1,980	1,974,258
3.70%, 03/09/23 (Call 02/09/23)	10,025	9,995,125
3.88%, 07/20/25 (Call 04/20/25)	3,405	3,349,839
4.00%, 12/05/23 (Call 09/05/23)(a)	2,175	2,198,816
4.10%, 03/25/25 (Call 01/25/25)	12,500	12,524,125
4.13%, 05/15/21 (Call 02/15/21)	1,750	1,788,325
4.30%, 03/25/28 (Call 12/25/27)	5,000	4,975,250
4.75%, 12/01/22 (Call 09/01/22)	3,000	3,121,620
Eli Lilly & Co.
2.35%, 05/15/22	1,455	1,417,577
2.75%, 06/01/25 (Call 03/01/25)	550	526,620
3.10%, 05/15/27 (Call 02/15/27)	2,235	2,158,898
Express Scripts Holding Co.
2.25%, 06/15/19	1,115	1,107,184
2.60%, 11/30/20	325	319,212
3.00%, 07/15/23 (Call 05/15/23)	845	804,533
3.05%, 11/30/22 (Call 10/30/22)(a)	2,175	2,105,944
3.30%, 02/25/21 (Call 01/25/21)	315	313,913
3.40%, 03/01/27 (Call 12/01/26)(a)	4,311	3,987,847
3.90%, 02/15/22	235	236,201
4.50%, 02/25/26 (Call 11/27/25)	3,024	3,040,723
4.75%, 11/15/21	2,375	2,462,590
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	282	275,765
3.38%, 05/15/23	1,500	1,504,425
3.63%, 05/15/25(a)	3,245	3,259,732
3.88%, 05/15/28	1,500	1,523,640
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	331	326,955
3.13%, 05/14/21	1,500	1,505,670
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	4,420	4,298,759
1.88%, 12/05/19	850	842,486
1.95%, 11/10/20	895	881,101
2.05%, 03/01/23 (Call 01/01/23)	180	173,189
2.25%, 03/03/22 (Call 02/03/22)	70	68,485
2.45%, 12/05/21	125	123,366
2.45%, 03/01/26 (Call 12/01/25)	3,675	3,450,935
2.63%, 01/15/25 (Call 11/15/24)	1,435	1,385,665
2.90%, 01/15/28 (Call 10/15/27)(a)	1,700	1,637,593
2.95%, 09/01/20	510	514,218
2.95%, 03/03/27 (Call 12/03/26)	25	24,239
Security	Par(000)	Value
Pharmaceuticals (continued)
3.38%, 12/05/23	$ 188	$ 191,350
3.55%, 05/15/21	1,450	1,485,453
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	1,463	1,407,947
2.85%, 03/15/23 (Call 12/15/22)(a)	425	410,142
3.80%, 03/15/24 (Call 12/15/23)(a)	295	293,661
3.95%, 02/16/28 (Call 11/16/27)(a)	2,278	2,228,795
Mead Johnson Nutrition Co.
3.00%, 11/15/20	285	284,467
4.13%, 11/15/25 (Call 08/15/25)(a)	1,200	1,233,180
4.90%, 11/01/19	375	385,605
Medco Health Solutions Inc., 4.13%, 09/15/20	500	508,705
Merck & Co. Inc.
1.85%, 02/10/20	1,542	1,523,218
2.35%, 02/10/22	3,745	3,659,127
2.40%, 09/15/22 (Call 06/15/22)(a)	505	491,835
2.75%, 02/10/25 (Call 11/10/24)(a)	6,418	6,175,785
2.80%, 05/18/23(a)	625	615,056
3.88%, 01/15/21 (Call 10/15/20)	2,471	2,529,859
Merck Sharp & Dohme Corp., 5.00%, 06/30/19	668	684,767
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)(b)	1,500	1,464,450
Mylan NV
2.50%, 06/07/19	1,850	1,838,475
3.15%, 06/15/21 (Call 05/15/21)	1,201	1,188,041
3.95%, 06/15/26 (Call 03/15/26)(a)	4,855	4,630,262
Novartis Capital Corp.
1.80%, 02/14/20	850	837,913
2.40%, 05/17/22 (Call 04/17/22)	2,500	2,440,300
2.40%, 09/21/22	2,250	2,195,055
3.00%, 11/20/25 (Call 08/20/25)	4,420	4,286,560
3.10%, 05/17/27 (Call 02/17/27)(a)	1,181	1,143,716
3.40%, 05/06/24	1,719	1,724,088
4.40%, 04/24/20	636	655,245
Perrigo Finance Unlimited Co.
3.50%, 03/15/21 (Call 02/15/21)	407	405,856
3.50%, 12/15/21 (Call 10/15/21)	1,475	1,465,634
3.90%, 12/15/24 (Call 09/15/24)	1,250	1,222,200
4.38%, 03/15/26 (Call 12/15/25)	585	579,834
Pfizer Inc.
1.45%, 06/03/19	3,180	3,145,783
1.70%, 12/15/19	4,375	4,317,600
1.95%, 06/03/21	2,225	2,167,306
2.20%, 12/15/21	957	936,061
2.75%, 06/03/26	3,970	3,763,282
3.00%, 06/15/23(a)	1,275	1,267,975
3.00%, 12/15/26	1,700	1,639,395
3.40%, 05/15/24	70	70,377
5.20%, 08/12/20	100	105,068
Sanofi, 4.00%, 03/29/21	882	909,236
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	3,745	3,692,270
2.40%, 09/23/21 (Call 08/23/21)	5,010	4,824,530
2.88%, 09/23/23 (Call 07/23/23)	4,195	3,968,722
3.20%, 09/23/26 (Call 06/23/26)	5,350	4,919,057
Wyeth LLC, 6.45%, 02/01/24(a)	1,150	1,334,782
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	2,850	2,645,769
3.25%, 02/01/23 (Call 11/01/22)	2,557	2,527,773

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pharmaceuticals (continued)
3.45%, 11/13/20 (Call 10/13/20)	$ 370	$ 372,416
4.50%, 11/13/25 (Call 08/13/25)	160	167,123
		269,009,811
Pipelines — 2.7%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.50%, 12/01/22 (Call 11/01/22)	750	738,165
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	60	58,205
4.45%, 07/15/27 (Call 04/15/27)(a)	2,250	2,217,330
5.75%, 09/15/19	1,450	1,493,065
5.95%, 06/01/26 (Call 03/01/26)	380	412,057
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(a)	2,780	2,598,021
4.15%, 07/01/23 (Call 04/01/23)	587	584,623
4.35%, 10/15/24 (Call 07/15/24)	505	502,192
4.88%, 02/01/21 (Call 11/01/20)	475	485,635
5.50%, 08/15/19	500	512,875
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	3,436	3,431,190
4.50%, 06/01/25 (Call 03/01/25)	530	535,830
El Paso Natural Gas Co. LLC, 8.63%, 01/15/22	650	750,828
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)(a)	618	600,591
4.40%, 03/15/27 (Call 12/15/26)	1,790	1,736,497
4.95%, 05/15/28 (Call 02/15/28)	1,755	1,760,914
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	170	172,462
4.38%, 10/15/20 (Call 09/15/20)	1,125	1,147,500
5.20%, 03/15/20	320	330,058
5.88%, 10/15/25 (Call 07/15/25)	1,780	1,946,893
Enbridge Inc.
2.90%, 07/15/22 (Call 06/15/22)	350	340,624
3.50%, 06/10/24 (Call 03/10/24)	320	311,878
3.70%, 07/15/27 (Call 04/15/27)(a)	3,918	3,753,522
4.25%, 12/01/26 (Call 09/01/26)	1,716	1,720,908
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	2,518	2,460,967
4.05%, 03/15/25 (Call 12/15/24)	3,475	3,368,144
4.15%, 10/01/20 (Call 08/01/20)	350	355,653
4.65%, 06/01/21 (Call 03/01/21)	2,287	2,350,601
4.75%, 01/15/26 (Call 10/15/25)	2,785	2,789,957
5.20%, 02/01/22 (Call 11/01/21)	2,916	3,049,699
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (Call 08/01/23)	575	580,296
5.00%, 10/01/22 (Call 07/01/22)	1,250	1,299,412
5.88%, 03/01/22 (Call 12/01/21)	535	568,218
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	1,130	1,082,156
4.40%, 04/01/24 (Call 01/01/24)	1,335	1,326,416
4.85%, 07/15/26 (Call 04/15/26)(a)	620	620,608
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	275	273,867
2.80%, 02/15/21	1,350	1,337,026
2.85%, 04/15/21 (Call 03/15/21)	910	902,010
3.35%, 03/15/23 (Call 12/15/22)	2,961	2,939,089
3.70%, 02/15/26 (Call 11/15/25)	2,145	2,115,420
3.75%, 02/15/25 (Call 11/15/24)	3,485	3,468,864
3.90%, 02/15/24 (Call 11/15/23)	500	504,780
3.95%, 02/15/27 (Call 11/15/26)	2,618	2,618,707
Security	Par(000)	Value
Pipelines (continued)
4.05%, 02/15/22	$ 4,564	$ 4,672,760
5.20%, 09/01/20	728	762,587
5.25%, 01/31/20	235	243,516
5.38%, 02/15/78 (Call 02/15/28)(a)(c)(d)	1,000	934,040
Series E, 5.25%, 08/16/77 (Call 08/16/27)(c)(d)	1,000	944,960
EQT Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	250	240,420
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	675	662,675
3.50%, 03/01/21 (Call 01/01/21)	260	260,455
3.50%, 09/01/23 (Call 06/01/23)	1,300	1,268,410
3.95%, 09/01/22 (Call 06/01/22)	1,840	1,851,482
4.15%, 03/01/22	900	912,321
4.25%, 09/01/24 (Call 06/01/24)	4,163	4,181,400
4.30%, 05/01/24 (Call 02/01/24)	1,650	1,664,470
5.00%, 10/01/21 (Call 07/01/21)	1,850	1,926,645
5.30%, 09/15/20	876	913,204
5.80%, 03/01/21	930	985,251
6.50%, 04/01/20	527	556,443
6.85%, 02/15/20	2,115	2,238,685
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	1,283	1,283,744
3.15%, 01/15/23 (Call 12/15/22)(a)	1,400	1,356,474
4.30%, 06/01/25 (Call 03/01/25)	100	100,161
4.30%, 03/01/28 (Call 12/01/27)(a)	1,750	1,716,662
6.50%, 09/15/20	1,000	1,067,680
Magellan Midstream Partners LP
4.25%, 02/01/21	770	789,050
5.00%, 03/01/26 (Call 12/01/25)(a)	1,500	1,605,675
6.55%, 07/15/19	760	788,530
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)(a)	2,668	2,634,010
4.00%, 03/15/28 (Call 12/15/27)(a)	2,000	1,937,280
4.13%, 03/01/27 (Call 12/01/26)	1,790	1,748,007
4.50%, 07/15/23 (Call 04/15/23)	300	309,066
4.88%, 12/01/24 (Call 09/01/24)(a)	1,900	1,984,949
4.88%, 06/01/25 (Call 03/01/25)	910	942,141
5.50%, 02/15/23 (Call 07/02/18)	1,950	1,993,173
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)(a)	1,630	1,597,759
7.50%, 09/01/23 (Call 06/01/23)	500	580,790
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	61	60,358
4.90%, 03/15/25 (Call 12/15/24)	1,050	1,091,454
Phillips 66 Partners LP
2.65%, 02/15/20 (Call 01/15/20)	1,100	1,090,012
3.55%, 10/01/26 (Call 07/01/26)	1,000	948,650
3.61%, 02/15/25 (Call 11/15/24)	460	445,073
3.75%, 03/01/28 (Call 12/01/27)	750	714,923
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	500	495,985
2.85%, 01/31/23 (Call 10/31/22)	750	709,028
3.60%, 11/01/24 (Call 08/01/24)	435	416,304
3.65%, 06/01/22 (Call 03/01/22)	340	336,206
3.85%, 10/15/23 (Call 07/15/23)	35	34,399
4.50%, 12/15/26 (Call 09/15/26)(a)	270	266,360
4.65%, 10/15/25 (Call 07/15/25)	205	205,961
5.00%, 02/01/21 (Call 11/01/20)	288	297,153
5.75%, 01/15/20	690	716,130

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	$ 1,495	$ 1,458,686
5.00%, 03/15/27 (Call 09/15/26)	5,153	5,313,104
5.63%, 02/01/21 (Call 11/01/20)	5,393	5,658,983
5.63%, 03/01/25 (Call 12/01/24)	330	352,744
5.75%, 05/15/24 (Call 02/15/24)	4,520	4,864,831
5.88%, 06/30/26 (Call 12/31/25)	1,940	2,104,415
6.25%, 03/15/22 (Call 12/15/21)	4,575	4,945,804
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	600	613,938
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)(a)	1,085	1,013,694
3.50%, 03/15/25 (Call 12/15/24)(a)	1,150	1,103,241
4.75%, 03/15/24 (Call 12/15/23)	360	371,124
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	865	842,493
3.90%, 07/15/26 (Call 04/15/26)(a)	1,230	1,158,648
4.00%, 10/01/27 (Call 07/01/27)(a)	1,500	1,411,950
4.65%, 02/15/22	1,925	1,976,840
5.95%, 12/01/25 (Call 09/01/25)	585	627,471
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(a)	545	518,622
4.38%, 03/13/25 (Call 12/13/24)	750	749,220
4.65%, 06/15/21 (Call 03/15/21)	450	459,095
TransCanada PipeLines Ltd.
2.13%, 11/15/19	1,500	1,482,780
2.50%, 08/01/22	2,024	1,953,626
3.75%, 10/16/23 (Call 07/16/23)(a)	1,400	1,411,606
3.80%, 10/01/20	755	766,204
4.25%, 05/15/28 (Call 02/15/28)	1,000	1,005,280
4.88%, 01/15/26 (Call 10/15/25)	2,300	2,422,751
9.88%, 01/01/21	320	371,088
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)(a)(b)	280	275,940
7.85%, 02/01/26 (Call 11/01/25)	2,570	3,156,114
Valero Energy Partners LP, 4.38%, 12/15/26 (Call 09/15/26)(a)	1,820	1,807,697
Western Gas Partners LP
3.95%, 06/01/25 (Call 03/01/25)	1,090	1,055,087
4.00%, 07/01/22 (Call 04/01/22)	1,660	1,655,203
4.65%, 07/01/26 (Call 04/01/26)	1,710	1,720,345
5.38%, 06/01/21 (Call 03/01/21)	733	762,291
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	1,050	1,032,948
3.60%, 03/15/22 (Call 01/15/22)	2,736	2,730,938
3.75%, 06/15/27 (Call 03/15/27)(a)	1,365	1,294,266
3.90%, 01/15/25 (Call 10/15/24)	1,150	1,127,149
4.00%, 11/15/21 (Call 08/15/21)	2,110	2,138,464
4.00%, 09/15/25 (Call 06/15/25)	1,076	1,053,393
4.13%, 11/15/20 (Call 08/15/20)	30	30,490
4.30%, 03/04/24 (Call 12/04/23)	3,938	3,972,300
4.50%, 11/15/23 (Call 08/15/23)	980	1,003,775
5.25%, 03/15/20	737	762,426
		188,173,688
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)(a)	635	628,796
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)(a)	445	463,432
5.25%, 03/15/25 (Call 12/15/24)	1,425	1,516,371
Security	Par(000)	Value
Real Estate (continued)
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	$ 70	$ 70,148
4.25%, 08/15/23 (Call 05/15/23)	3,310	3,422,109
		6,100,856
Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	175	168,627
3.90%, 06/15/23 (Call 03/15/23)	1,790	1,804,069
4.60%, 04/01/22 (Call 01/01/22)	1,605	1,663,936
American Campus Communities Operating Partnership LP
3.35%, 10/01/20 (Call 09/01/20)	1,443	1,442,235
4.13%, 07/01/24 (Call 04/01/24)	262	262,401
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	1,413	1,401,979
3.00%, 06/15/23	2,212	2,125,710
3.13%, 01/15/27 (Call 10/15/26)	100	91,310
3.38%, 10/15/26 (Call 07/15/26)	570	531,382
3.45%, 09/15/21	1,968	1,966,701
3.50%, 01/31/23	1,795	1,777,122
3.55%, 07/15/27 (Call 04/15/27)(a)	2,758	2,589,845
3.60%, 01/15/28 (Call 10/15/27)(a)	1,000	940,210
4.00%, 06/01/25 (Call 03/01/25)	1,330	1,312,963
4.40%, 02/15/26 (Call 11/15/25)	2,150	2,152,967
4.70%, 03/15/22	680	706,989
5.00%, 02/15/24(a)	1,305	1,365,461
5.05%, 09/01/20	1,096	1,134,086
5.90%, 11/01/21	3,880	4,168,245
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)	1,500	1,396,695
2.95%, 05/11/26 (Call 02/11/26)	2,000	1,875,120
3.50%, 11/15/24 (Call 08/15/24)	1,070	1,059,910
3.63%, 10/01/20 (Call 07/01/20)	445	450,580
4.20%, 12/15/23 (Call 09/16/23)	325	334,230
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)(a)	2,816	2,546,002
3.13%, 09/01/23 (Call 06/01/23)	710	692,186
3.20%, 01/15/25 (Call 10/15/24)	300	286,779
3.65%, 02/01/26 (Call 11/03/25)	2,558	2,479,111
3.80%, 02/01/24 (Call 11/01/23)(a)	780	779,048
3.85%, 02/01/23 (Call 11/01/22)	2,085	2,105,183
4.13%, 05/15/21 (Call 02/15/21)	770	787,186
5.63%, 11/15/20 (Call 08/15/20)	1,491	1,569,173
5.88%, 10/15/19 (Call 07/17/19)	920	950,940
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	1,150	1,102,528
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	1,000	959,490
3.65%, 06/15/24 (Call 04/15/24)	680	659,410
3.88%, 08/15/22 (Call 06/15/22)(a)	182	182,005
3.90%, 03/15/27 (Call 12/15/26)(a)	1,000	950,140
4.13%, 06/15/26 (Call 03/15/26)(a)	1,000	971,920
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23(a)	3,664	3,657,405
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	1,650	1,549,498
Corporate Office Properties LP
3.60%, 05/15/23 (Call 02/15/23)	210	204,139
3.70%, 06/15/21 (Call 04/15/21)	925	921,873

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	$ 1,815	$ 1,746,193
3.15%, 07/15/23 (Call 06/15/23)	5	4,834
3.20%, 09/01/24 (Call 07/01/24)	655	625,270
3.40%, 02/15/21 (Call 01/15/21)	5,225	5,230,800
3.65%, 09/01/27 (Call 06/01/27)	1,965	1,855,785
3.70%, 06/15/26 (Call 03/15/26)	1,898	1,813,748
3.80%, 02/15/28 (Call 11/15/27)	2,500	2,380,450
4.00%, 03/01/27 (Call 12/01/26)	25	24,331
4.45%, 02/15/26 (Call 11/15/25)	365	366,960
4.88%, 04/15/22	45	46,785
5.25%, 01/15/23	865	911,234
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)(a)	310	286,648
4.80%, 07/15/22 (Call 04/15/22)	250	259,005
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)(a)	1,908	1,822,922
4.63%, 07/15/22 (Call 04/15/22)	1,900	1,959,394
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	1,000	1,003,020
3.63%, 10/01/22 (Call 07/03/22)	1,000	998,460
3.70%, 08/15/27 (Call 05/15/27)	1,525	1,449,878
3.95%, 07/01/22 (Call 05/01/22)	1,310	1,328,681
4.75%, 10/01/25 (Call 07/01/25)	1,000	1,036,190
5.25%, 03/15/21 (Call 12/15/20)	445	466,160
Duke Realty LP
3.63%, 04/15/23 (Call 01/15/23)	255	254,516
3.88%, 10/15/22 (Call 07/15/22)(a)	1,425	1,443,468
4.38%, 06/15/22 (Call 03/15/22)	450	464,863
EPR Properties
4.50%, 06/01/27 (Call 03/01/27)(a)	1,000	958,250
4.75%, 12/15/26 (Call 09/15/26)	900	883,035
4.95%, 04/15/28 (Call 01/15/28)	1,000	976,220
5.75%, 08/15/22 (Call 05/15/22)	965	1,021,086
ERP Operating LP
2.38%, 07/01/19 (Call 06/01/19)	200	198,850
2.85%, 11/01/26 (Call 08/01/26)	1,735	1,621,149
3.00%, 04/15/23 (Call 01/15/23)	1,070	1,048,290
3.50%, 03/01/28 (Call 12/01/27)	2,240	2,170,381
4.63%, 12/15/21 (Call 09/15/21)	979	1,018,415
4.75%, 07/15/20 (Call 04/15/20)	323	332,826
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)(a)	100	97,854
3.63%, 08/15/22 (Call 05/15/22)	1,000	999,950
3.88%, 05/01/24 (Call 02/01/24)	2,220	2,216,137
Government Properties Income Trust, 4.00%, 07/15/22 (Call 06/15/22)	410	405,851
HCP Inc.
2.63%, 02/01/20 (Call 11/01/19)	200	198,094
3.15%, 08/01/22 (Call 05/01/22)	2,030	1,995,226
3.40%, 02/01/25 (Call 11/01/24)	1,725	1,642,493
3.88%, 08/15/24 (Call 05/17/24)(a)	1,852	1,820,757
4.00%, 12/01/22 (Call 10/01/22)(a)	2,258	2,274,167
4.00%, 06/01/25 (Call 03/01/25)	410	403,534
4.20%, 03/01/24 (Call 12/01/23)	420	421,793
4.25%, 11/15/23 (Call 08/15/23)	274	277,085
5.38%, 02/01/21 (Call 11/03/20)	209	218,102
Healthcare Realty Trust Inc.
3.63%, 01/15/28 (Call 10/15/27)	695	653,793
3.75%, 04/15/23 (Call 01/15/23)(a)	396	392,733
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	$ 1,300	$ 1,264,731
3.38%, 07/15/21 (Call 05/15/21)	900	900,126
3.75%, 07/01/27 (Call 04/01/27)	130	124,001
Highwoods Realty LP
3.20%, 06/15/21 (Call 04/15/21)	500	494,875
3.63%, 01/15/23 (Call 10/15/22)	360	354,247
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	975	988,309
4.50%, 06/15/23 (Call 12/15/22)	200	202,810
4.50%, 03/15/25 (Call 09/15/24)	560	553,022
4.65%, 03/15/24 (Call 09/15/23)	615	618,838
5.00%, 08/15/22 (Call 02/15/22)	750	774,607
5.25%, 02/15/26 (Call 08/15/25)(a)	485	495,510
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)(a)	655	644,782
4.75%, 03/01/23 (Call 12/01/22)	70	72,113
5.25%, 03/15/22 (Call 12/15/21)	250	263,743
Series D, 3.75%, 10/15/23 (Call 07/15/23)	685	673,800
Series E, 4.00%, 06/15/25 (Call 03/15/25)	2,375	2,318,570
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)(a)	1,535	1,478,236
4.38%, 10/01/25 (Call 07/01/25)	125	126,056
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	1,770	1,574,132
3.13%, 06/01/23 (Call 03/01/23)	1,400	1,351,602
3.20%, 05/01/21 (Call 03/01/21)	523	520,024
3.30%, 02/01/25 (Call 12/01/24)	20	18,957
3.40%, 11/01/22 (Call 09/01/22)	851	842,184
3.80%, 04/01/27 (Call 01/01/27)(a)	1,000	955,960
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)(a)	500	458,940
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	565	528,637
4.13%, 06/15/22 (Call 03/15/22)	1,000	1,022,060
4.40%, 02/15/24 (Call 11/15/23)	1,600	1,639,776
4.75%, 10/01/20 (Call 07/01/20)	100	103,020
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	1,100	1,033,307
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	1,750	1,682,345
3.75%, 06/15/24 (Call 03/15/24)	1,250	1,236,300
4.30%, 10/15/23 (Call 07/15/23)	375	383,599
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)(a)	950	931,199
3.90%, 06/15/24 (Call 03/15/24)	1,150	1,139,891
4.00%, 11/15/25 (Call 08/15/25)	15	14,778
5.50%, 07/15/21 (Call 04/15/21)	3,500	3,697,750
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	651	648,663
4.50%, 04/01/27 (Call 01/01/27)(a)	330	314,440
5.25%, 01/15/26 (Call 10/15/25)	810	816,537
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	500	487,805
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	1,000	968,560
4.45%, 03/15/24 (Call 12/15/23)	200	202,344
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	2,757	2,653,447
3.09%, 09/15/27 (Call 06/15/27)	505	478,558
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	922	923,079

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)(a)	$ 889	$ 816,760
3.25%, 10/15/22 (Call 07/15/22)	1,360	1,341,790
3.65%, 01/15/28 (Call 10/15/27)	1,000	961,130
3.88%, 07/15/24 (Call 04/15/24)	450	447,763
4.13%, 10/15/26 (Call 07/15/26)	345	344,672
4.65%, 08/01/23 (Call 05/01/23)(a)	4	4,167
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	1,375	1,318,144
3.75%, 06/15/24 (Call 03/15/24)	500	490,995
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	1,000	950,130
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	760	757,006
4.50%, 02/01/25 (Call 11/01/24)(a)	828	809,652
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)(a)	1,240	1,203,048
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	3,200	3,095,328
2.50%, 09/01/20 (Call 06/01/20)(a)	1,022	1,009,930
2.50%, 07/15/21 (Call 04/15/21)	250	244,668
2.63%, 06/15/22 (Call 03/15/22)(a)	2,130	2,069,827
2.75%, 02/01/23 (Call 11/01/22)(a)	825	800,638
3.25%, 11/30/26 (Call 08/30/26)(a)	800	765,168
3.30%, 01/15/26 (Call 10/15/25)(a)	4,210	4,060,461
3.38%, 03/15/22 (Call 12/15/21)	250	250,405
3.38%, 10/01/24 (Call 07/01/24)(a)	265	259,750
3.38%, 06/15/27 (Call 03/15/27)(a)	1,293	1,246,917
3.50%, 09/01/25 (Call 06/01/25)	69	67,766
3.75%, 02/01/24 (Call 11/01/23)(a)	1,376	1,381,986
4.13%, 12/01/21 (Call 09/01/21)	1,290	1,324,817
4.38%, 03/01/21 (Call 12/01/20)(a)	1,056	1,088,514
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	1,000	974,630
Spirit Realty LP, 4.45%, 09/15/26 (Call 06/15/26)	420	404,670
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	1,500	1,475,265
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)(a)	189	173,806
3.70%, 10/01/20 (Call 07/01/20)	610	613,934
3.75%, 07/01/24 (Call 04/01/24)	25	24,764
4.63%, 01/10/22 (Call 10/10/21)	580	598,554
Ventas Realty LP
3.13%, 06/15/23 (Call 03/15/23)	1,150	1,118,697
3.25%, 10/15/26 (Call 07/15/26)(a)	375	347,839
3.50%, 02/01/25 (Call 11/01/24)	1,117	1,079,603
3.85%, 04/01/27 (Call 01/01/27)(a)	400	385,492
4.00%, 03/01/28 (Call 12/01/27)	2,000	1,942,420
4.13%, 01/15/26 (Call 10/15/25)	380	377,914
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	1,150	1,139,592
4.25%, 03/01/22 (Call 12/01/21)	147	150,425
4.75%, 06/01/21 (Call 03/01/21)	1,170	1,208,692
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)(a)	765	712,643
4.13%, 06/01/21 (Call 05/01/21)	2,000	2,032,440
4.60%, 02/06/24 (Call 11/06/23)	101	101,171
4.88%, 06/01/26 (Call 03/01/26)	265	264,430
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	2,735	2,850,034
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(a)	1,000	967,390
Washington REIT, 4.95%, 10/01/20 (Call 04/01/20)	350	358,603
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Weingarten Realty Investors, 3.38%, 10/15/22 (Call 07/15/22)	$ 200	$ 197,820
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	195	194,068
4.00%, 06/01/25 (Call 03/01/25)(a)	320	314,160
4.25%, 04/01/26 (Call 01/01/26)(a)	3,806	3,779,168
4.25%, 04/15/28 (Call 01/15/28)	1,000	984,520
4.50%, 01/15/24 (Call 10/15/23)(a)	260	265,502
4.95%, 01/15/21 (Call 10/15/20)	888	917,704
5.25%, 01/15/22 (Call 10/15/21)	915	962,708
6.13%, 04/15/20	500	525,665
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	830	817,301
4.63%, 09/15/23	385	403,030
4.70%, 03/15/21 (Call 12/15/20)	1,430	1,479,221
7.38%, 10/01/19	1,835	1,938,292
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	570	556,001
4.60%, 04/01/24 (Call 01/01/24)	665	675,846
		207,504,171
Retail — 1.9%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	540	554,958
4.50%, 12/01/23 (Call 09/01/23)(a)	60	61,864
5.75%, 05/01/20	775	810,572
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	470	467,782
3.50%, 11/15/24 (Call 09/15/24)	175	166,803
3.80%, 11/15/27 (Call 08/15/27)	150	141,398
4.50%, 10/01/25 (Call 07/01/25)(a)	755	758,760
5.50%, 02/01/20	445	460,361
AutoZone Inc.
2.50%, 04/15/21 (Call 03/15/21)	515	504,216
2.88%, 01/15/23 (Call 10/15/22)	750	726,983
3.13%, 07/15/23 (Call 04/15/23)	1,881	1,840,464
3.13%, 04/21/26 (Call 01/21/26)	955	891,273
3.25%, 04/15/25 (Call 01/15/25)(a)	1,245	1,193,071
3.70%, 04/15/22 (Call 01/15/22)	440	444,378
4.00%, 11/15/20 (Call 08/15/20)	150	152,883
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(a)	283	257,417
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	1,350	1,417,203
Costco Wholesale Corp.
1.70%, 12/15/19	3,185	3,142,257
1.75%, 02/15/20	1,423	1,401,015
2.15%, 05/18/21 (Call 04/18/21)	325	318,585
2.25%, 02/15/22	200	194,748
2.30%, 05/18/22 (Call 04/18/22)(a)	325	316,423
2.75%, 05/18/24 (Call 03/18/24)	1,325	1,290,113
3.00%, 05/18/27 (Call 02/18/27)	1,250	1,201,550
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	1,300	1,262,287
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)(a)	1,140	1,125,271
3.88%, 04/15/27 (Call 01/15/27)(a)	2,268	2,207,603
4.13%, 05/01/28 (Call 02/01/28)	1,500	1,489,575
4.15%, 11/01/25 (Call 08/01/25)	1,055	1,065,972
Dollar Tree Inc., 3.70%, 05/15/23 (Call 04/15/23)(a)	1,500	1,494,390

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Retail (continued)
Home Depot Inc. (The)
2.00%, 06/15/19 (Call 05/15/19)	$ 2,900	$ 2,885,152
2.13%, 09/15/26 (Call 06/15/26)(a)	3,130	2,813,463
2.63%, 06/01/22 (Call 05/01/22)	1,357	1,339,169
2.70%, 04/01/23 (Call 01/01/23)(a)	3,283	3,230,406
2.80%, 09/14/27 (Call 06/14/27)(a)	300	281,982
3.00%, 04/01/26 (Call 01/01/26)(a)	530	511,339
3.35%, 09/15/25 (Call 06/15/25)	770	763,263
3.95%, 09/15/20 (Call 06/15/20)	1,000	1,024,020
4.40%, 04/01/21 (Call 01/01/21)	2,539	2,631,902
Kohl's Corp.
4.25%, 07/17/25 (Call 04/17/25)	195	193,444
4.75%, 12/15/23 (Call 09/15/23)	137	141,076
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	4,605	4,242,679
3.10%, 05/03/27 (Call 02/03/27)	1,230	1,177,012
3.12%, 04/15/22 (Call 01/15/22)	853	857,231
3.13%, 09/15/24 (Call 06/15/24)	1,575	1,544,398
3.38%, 09/15/25 (Call 06/15/25)	910	899,153
3.75%, 04/15/21 (Call 01/15/21)	150	153,201
3.80%, 11/15/21 (Call 08/15/21)	1,305	1,337,755
3.88%, 09/15/23 (Call 06/15/23)(a)	820	844,789
4.63%, 04/15/20 (Call 10/15/19)	585	599,695
Macy's Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	259	244,763
3.45%, 01/15/21 (Call 12/15/20)	800	797,120
3.63%, 06/01/24 (Call 03/01/24)(a)	535	517,334
3.88%, 01/15/22 (Call 10/15/21)	152	152,050
McDonald's Corp.
2.20%, 05/26/20 (Call 04/26/20)	461	455,565
2.63%, 01/15/22	1,568	1,546,597
2.75%, 12/09/20 (Call 11/09/20)	3,439	3,431,709
3.25%, 06/10/24	1,376	1,359,970
3.35%, 04/01/23 (Call 03/01/23)	1,330	1,334,070
3.38%, 05/26/25 (Call 02/26/25)(a)	2,110	2,080,776
3.50%, 03/01/27 (Call 12/01/26)	1,775	1,746,440
3.63%, 05/20/21	415	422,366
3.70%, 01/30/26 (Call 10/30/25)	3,771	3,778,429
3.80%, 04/01/28 (Call 01/01/28)	775	777,387
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	225	228,481
4.00%, 03/15/27 (Call 12/15/26)(a)	247	237,444
4.75%, 05/01/20	360	369,101
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	435	419,901
3.85%, 06/15/23 (Call 03/15/23)	1,100	1,112,661
4.63%, 09/15/21 (Call 06/15/21)	315	327,534
4.88%, 01/14/21 (Call 10/14/20)	115	119,459
QVC Inc.
4.38%, 03/15/23	610	606,999
4.45%, 02/15/25 (Call 11/15/24)	625	607,106
4.85%, 04/01/24	575	581,572
5.13%, 07/02/22	675	698,814
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)(a)	3,410	3,340,606
2.20%, 11/22/20	1,070	1,053,426
2.45%, 06/15/26 (Call 03/15/26)	1,140	1,055,469
2.70%, 06/15/22 (Call 04/15/22)	505	497,167
3.10%, 03/01/23 (Call 02/01/23)	1,500	1,494,330
Security	Par(000)	Value
Retail (continued)
3.50%, 03/01/28 (Call 12/01/27)(a)	$ 1,250	$ 1,243,087
3.85%, 10/01/23 (Call 07/01/23)(a)	925	954,054
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)(a)	1,730	1,680,608
4.13%, 07/15/27 (Call 04/15/27)	755	729,881
4.25%, 04/01/25 (Call 01/01/25)(a)	763	753,958
Target Corp.
2.30%, 06/26/19(a)	3,108	3,099,422
2.50%, 04/15/26(a)	4,130	3,810,834
2.90%, 01/15/22	2,095	2,093,806
3.50%, 07/01/24	1,035	1,044,864
3.88%, 07/15/20	1,326	1,357,148
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	420	376,505
2.50%, 05/15/23 (Call 02/15/23)	35	33,805
2.75%, 06/15/21 (Call 04/15/21)	570	567,429
Walgreen Co., 3.10%, 09/15/22(a)	2,485	2,444,569
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	2,270	2,267,616
3.30%, 11/18/21 (Call 09/18/21)	1,309	1,309,275
3.45%, 06/01/26 (Call 03/01/26)	4,155	3,934,369
3.80%, 11/18/24 (Call 08/18/24)(a)	3,171	3,150,230
Walmart Inc.
1.90%, 12/15/20	1,230	1,208,081
2.35%, 12/15/22 (Call 11/15/22)(a)	2,200	2,139,698
2.55%, 04/11/23 (Call 01/11/23)	2,234	2,180,362
2.65%, 12/15/24 (Call 10/15/24)	2,000	1,934,240
3.30%, 04/22/24 (Call 01/22/24)	3,851	3,876,917
3.63%, 07/08/20	987	1,007,342
		129,424,050
Savings & Loans — 0.0%
People's United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	355	356,672
Semiconductors — 1.5%
Altera Corp., 4.10%, 11/15/23	1,350	1,407,415
Analog Devices Inc.
2.50%, 12/05/21 (Call 11/05/21)	1,892	1,840,594
2.88%, 06/01/23 (Call 03/01/23)(a)	2,345	2,272,024
2.95%, 01/12/21	3,025	3,014,231
3.13%, 12/05/23 (Call 10/05/23)(a)	780	761,420
3.50%, 12/05/26 (Call 09/05/26)	2,285	2,204,591
3.90%, 12/15/25 (Call 09/15/25)	420	418,933
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	575	571,107
3.30%, 04/01/27 (Call 01/01/27)(a)	1,665	1,626,305
3.90%, 10/01/25 (Call 07/01/25)(a)	640	655,098
4.30%, 06/15/21	1,800	1,865,628
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21(a)	3,640	3,528,798
2.38%, 01/15/20	4,650	4,594,479
2.65%, 01/15/23 (Call 12/15/22)(a)	3,243	3,080,558
3.00%, 01/15/22 (Call 12/15/21)	6,085	5,940,238
3.13%, 01/15/25 (Call 11/15/24)	75	69,871
3.50%, 01/15/28 (Call 10/15/27)	1,040	958,204
3.63%, 01/15/24 (Call 11/15/23)(a)	5,895	5,739,549
3.88%, 01/15/27 (Call 10/15/26)	6,732	6,435,455
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	820	793,440
1.85%, 05/11/20	1,000	986,200

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Semiconductors (continued)
2.35%, 05/11/22 (Call 04/11/22)	$ 1,100	$ 1,073,567
2.45%, 07/29/20	1,705	1,696,287
2.60%, 05/19/26 (Call 02/19/26)	2,200	2,064,304
2.70%, 12/15/22	1,275	1,258,336
2.88%, 05/11/24 (Call 03/11/24)	2,340	2,282,085
3.10%, 07/29/22	2,206	2,212,486
3.15%, 05/11/27 (Call 02/11/27)(a)	2,525	2,458,491
3.30%, 10/01/21	3,526	3,566,937
3.70%, 07/29/25 (Call 04/29/25)(a)	5,330	5,413,788
KLA-Tencor Corp.
3.38%, 11/01/19 (Call 10/01/19)	220	220,893
4.13%, 11/01/21 (Call 09/01/21)	270	276,318
4.65%, 11/01/24 (Call 08/01/24)	1,310	1,363,094
Lam Research Corp.
2.75%, 03/15/20 (Call 02/15/20)	565	562,989
2.80%, 06/15/21 (Call 05/15/21)	1,579	1,559,815
3.80%, 03/15/25 (Call 12/15/24)(a)	1,200	1,201,344
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)(a)	660	651,506
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	298	290,264
3.20%, 09/16/26 (Call 06/16/26)	2,390	2,309,481
QUALCOMM Inc.
2.10%, 05/20/20(a)	4,030	4,026,212
2.25%, 05/20/20(a)	3,342	3,294,310
2.60%, 01/30/23 (Call 12/30/22)(a)	2,060	1,971,152
2.90%, 05/20/24 (Call 03/20/24)(a)	3,196	3,028,242
3.00%, 05/20/22(a)	3,004	2,956,777
3.25%, 05/20/27 (Call 02/20/27)(a)	3,196	3,009,386
3.45%, 05/20/25 (Call 02/20/25)	2,425	2,348,540
Texas Instruments Inc.
1.65%, 08/03/19	954	944,136
1.75%, 05/01/20 (Call 04/01/20)	1,064	1,044,529
2.63%, 05/15/24 (Call 03/15/24)(a)	410	393,395
2.75%, 03/12/21 (Call 02/12/21)	540	538,947
2.90%, 11/03/27 (Call 08/03/27)(a)	1,635	1,553,021
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	900	861,057
3.00%, 03/15/21	900	893,781
		106,089,608
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(b)	1,490	1,423,069
Software — 2.2%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	1,800	1,747,530
3.40%, 09/15/26 (Call 06/15/26)	3,121	3,001,185
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)(a)	775	767,281
4.75%, 02/01/20	258	266,450
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	875	830,979
3.60%, 12/15/22 (Call 09/15/22)	1,600	1,596,544
4.38%, 06/15/25 (Call 03/15/25)(a)	1,015	1,032,894
Broadridge Financial Solutions Inc.
3.40%, 06/27/26 (Call 03/27/26)	1,050	1,000,786
3.95%, 09/01/20	465	472,426
Security	Par(000)	Value
Software (continued)
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	$ 905	$ 906,529
4.70%, 03/15/27 (Call 12/15/26)(a)	1,020	1,033,433
5.38%, 12/01/19	480	496,243
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	711	725,732
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	1,740	1,699,406
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	280	283,956
4.80%, 03/01/26 (Call 12/01/25)	675	718,558
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	1,100	1,062,314
3.00%, 08/15/26 (Call 05/15/26)	3,080	2,841,300
3.50%, 04/15/23 (Call 01/15/23)(a)	2,447	2,424,659
3.63%, 10/15/20 (Call 09/15/20)	2,687	2,718,922
4.50%, 10/15/22 (Call 08/15/22)	200	207,544
5.00%, 10/15/25 (Call 07/15/25)(a)	1,120	1,185,442
Fiserv Inc.
2.70%, 06/01/20 (Call 05/01/20)	168	166,965
3.50%, 10/01/22 (Call 07/01/22)	1,020	1,021,561
3.85%, 06/01/25 (Call 03/01/25)	1,000	1,002,510
4.63%, 10/01/20	1,000	1,032,440
4.75%, 06/15/21	850	887,714
Microsoft Corp.
1.10%, 08/08/19	4,335	4,267,027
1.55%, 08/08/21 (Call 07/08/21)	6,875	6,610,106
1.85%, 02/06/20	2,485	2,457,193
1.85%, 02/12/20 (Call 01/12/20)	902	891,907
2.00%, 11/03/20 (Call 10/03/20)	3,885	3,826,259
2.00%, 08/08/23 (Call 06/08/23)	3,780	3,586,275
2.13%, 11/15/22(a)	2,825	2,730,334
2.38%, 02/12/22 (Call 01/12/22)(a)	3,717	3,650,206
2.38%, 05/01/23 (Call 02/01/23)	2,046	1,983,679
2.40%, 02/06/22 (Call 01/06/22)(a)	4,725	4,638,674
2.40%, 08/08/26 (Call 05/08/26)	3,150	2,923,609
2.65%, 11/03/22 (Call 09/03/22)	5,338	5,271,008
2.70%, 02/12/25 (Call 11/12/24)(a)	4,435	4,277,824
2.88%, 02/06/24 (Call 12/06/23)(a)	1,303	1,282,400
3.00%, 10/01/20	299	301,470
3.13%, 11/03/25 (Call 08/03/25)	4,255	4,193,685
3.30%, 02/06/27 (Call 11/06/26)	3,500	3,467,590
3.63%, 12/15/23 (Call 09/15/23)(a)	2,743	2,811,548
4.00%, 02/08/21	210	216,821
4.20%, 06/01/19	799	812,719
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	875	846,545
2.25%, 10/08/19	3,805	3,790,617
2.40%, 09/15/23 (Call 07/15/23)	3,395	3,253,972
2.50%, 05/15/22 (Call 03/15/22)	6,762	6,625,610
2.50%, 10/15/22(a)	5,990	5,843,784
2.63%, 02/15/23 (Call 01/15/23)	3,925	3,837,041
2.65%, 07/15/26 (Call 04/15/26)	5,925	5,529,802
2.80%, 07/08/21(a)	3,603	3,592,263
2.95%, 11/15/24 (Call 09/15/24)	1,650	1,605,466
2.95%, 05/15/25 (Call 02/15/25)(a)	6,065	5,853,877
3.25%, 11/15/27 (Call 08/15/27)	2,580	2,504,200
3.40%, 07/08/24 (Call 04/08/24)(a)	2,183	2,184,572
3.63%, 07/15/23	930	948,312
3.88%, 07/15/20	2,970	3,045,913
5.00%, 07/08/19	3,369	3,460,131

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Software (continued)
salesforce.com Inc., 3.25%, 04/11/23 (Call 03/11/23)	$ 1,500	$ 1,497,015
VMware Inc.
2.30%, 08/21/20	3,066	2,995,145
2.95%, 08/21/22 (Call 07/21/22)	2,186	2,103,632
3.90%, 08/21/27 (Call 05/21/27)	2,308	2,167,258
		153,016,792
Telecommunications — 3.1%
America Movil SAB de CV
3.13%, 07/16/22	3,750	3,693,262
5.00%, 10/16/19	1,000	1,026,880
5.00%, 03/30/20	3,530	3,640,242
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)(a)	1,872	1,849,293
2.63%, 12/01/22 (Call 09/01/22)	4,118	3,937,137
2.80%, 02/17/21 (Call 01/17/21)	120	118,596
3.00%, 02/15/22	2,050	2,016,667
3.00%, 06/30/22 (Call 04/30/22)	3,995	3,901,197
3.20%, 03/01/22 (Call 02/01/22)	4,600	4,547,698
3.40%, 05/15/25 (Call 02/15/25)(a)	6,880	6,572,464
3.60%, 02/17/23 (Call 12/17/22)(a)	4,855	4,825,045
3.80%, 03/15/22	522	525,732
3.80%, 03/01/24 (Call 01/01/24)	1,750	1,738,083
3.88%, 08/15/21	4,048	4,113,537
3.90%, 03/11/24 (Call 12/11/23)	4,000	4,001,480
3.95%, 01/15/25 (Call 10/15/24)	3,898	3,859,722
4.10%, 02/15/28 (Call 11/15/27)(a)(b)	490	476,594
4.13%, 02/17/26 (Call 11/17/25)(a)	5,342	5,293,548
4.25%, 03/01/27 (Call 12/01/26)	5,765	5,729,142
4.45%, 05/15/21	4,134	4,264,469
4.45%, 04/01/24 (Call 01/01/24)(a)	3,475	3,559,164
4.60%, 02/15/21 (Call 11/15/20)	2,723	2,812,451
5.00%, 03/01/21	4,619	4,824,961
5.20%, 03/15/20	1,675	1,737,310
5.88%, 10/01/19	1,968	2,044,968
Cisco Systems Inc.
1.40%, 09/20/19	1,675	1,649,121
1.85%, 09/20/21 (Call 08/20/21)	525	507,019
2.20%, 02/28/21	5,210	5,123,879
2.20%, 09/20/23 (Call 07/20/23)	2,685	2,548,978
2.45%, 06/15/20(a)	4,884	4,862,852
2.50%, 09/20/26 (Call 06/20/26)(a)	2,610	2,424,377
2.60%, 02/28/23	2,500	2,438,400
2.90%, 03/04/21	350	350,536
2.95%, 02/28/26(a)	2,333	2,245,746
3.00%, 06/15/22(a)	660	659,353
3.50%, 06/15/25(a)	1,660	1,673,861
3.63%, 03/04/24(a)	2,455	2,498,748
4.45%, 01/15/20	2,537	2,610,649
Deutsche Telekom International Finance BV, 6.00%, 07/08/19	1,914	1,979,842
Emirates Telecommunications Group Co. PJSC, 3.50%, 06/18/24(g)	3,000	2,944,320
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	770	771,247
4.50%, 03/15/24	1,276	1,305,348
4.60%, 03/15/21	475	489,720
Motorola Solutions Inc.
3.50%, 09/01/21	1,050	1,045,149
3.50%, 03/01/23(a)	411	401,288
3.75%, 05/15/22	975	972,904
Security	Par(000)	Value
Telecommunications (continued)
4.00%, 09/01/24	$ 1,128	$ 1,118,367
4.60%, 02/23/28 (Call 11/23/27)(a)	1,500	1,504,380
7.50%, 05/15/25(a)	600	709,626
Orange SA
1.63%, 11/03/19	1,737	1,706,272
4.13%, 09/14/21	2,434	2,506,874
5.38%, 07/08/19	1,234	1,268,700
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	280	259,314
3.00%, 03/15/23 (Call 12/15/22)(a)	1,770	1,738,229
3.63%, 12/15/25 (Call 09/15/25)	280	275,596
4.10%, 10/01/23 (Call 07/01/23)(a)	310	317,778
Telefonica Emisiones SAU
4.10%, 03/08/27(a)	4,148	4,054,089
4.57%, 04/27/23(a)	710	739,082
5.13%, 04/27/20	609	631,959
5.46%, 02/16/21	1,194	1,261,151
5.88%, 07/15/19	373	385,171
Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	1,000	1,035,750
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(a)	4	3,680
3.70%, 09/15/27 (Call 06/15/27)(a)	1,700	1,668,142
Verizon Communications Inc.
1.75%, 08/15/21	3,320	3,170,998
2.45%, 11/01/22 (Call 08/01/22)	3,700	3,547,597
2.63%, 02/21/20	1,200	1,194,576
2.63%, 08/15/26	3,684	3,322,747
2.95%, 03/15/22	2,802	2,754,170
3.00%, 11/01/21 (Call 09/01/21)	4,210	4,178,888
3.13%, 03/16/22	2,110	2,086,516
3.38%, 02/15/25	6,117	5,919,666
3.45%, 03/15/21	2,250	2,272,072
3.50%, 11/01/21	6,365	6,408,791
3.50%, 11/01/24 (Call 08/01/24)	4,931	4,842,932
4.13%, 03/16/27(a)	4,425	4,436,284
4.15%, 03/15/24 (Call 12/15/23)	1,200	1,225,776
4.60%, 04/01/21	1,965	2,043,600
5.15%, 09/15/23(a)	12,646	13,597,611
Vodafone Group PLC
2.50%, 09/26/22(a)	230	220,563
2.95%, 02/19/23	1,425	1,381,295
3.75%, 01/16/24	2,850	2,837,289
4.13%, 05/30/25	3,150	3,149,212
4.38%, 03/16/21	500	515,290
4.38%, 05/30/28	3,700	3,690,713
5.45%, 06/10/19	3,080	3,166,086
		217,759,811
Textiles — 0.1%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	2,052	2,018,265
3.70%, 04/01/27 (Call 01/01/27)	1,000	990,100
4.30%, 06/01/21	340	350,968
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	795	806,615
		4,165,948
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	690	688,544
3.50%, 09/15/27 (Call 06/15/27)(a)	1,390	1,290,504
		1,979,048

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	$ 4,150	$ 4,098,581
3.00%, 04/01/25 (Call 01/01/25)	302	292,303
3.05%, 03/15/22 (Call 12/15/21)	2,525	2,518,258
3.05%, 09/01/22 (Call 06/01/22)	540	537,629
3.25%, 06/15/27 (Call 03/15/27)(a)	2,425	2,362,896
3.40%, 09/01/24 (Call 06/01/24)	1,860	1,856,410
3.65%, 09/01/25 (Call 06/01/25)	625	628,850
3.75%, 04/01/24 (Call 01/01/24)	1,045	1,061,626
4.10%, 06/01/21 (Call 03/01/21)	495	508,221
4.70%, 10/01/19	584	598,635
Canadian National Railway Co.
2.25%, 11/15/22 (Call 08/15/22)	515	493,488
2.40%, 02/03/20	2,510	2,494,890
2.75%, 03/01/26 (Call 12/01/25)(a)	725	687,003
2.85%, 12/15/21 (Call 09/15/21)	400	397,028
2.95%, 11/21/24 (Call 08/21/24)	144	140,653
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	1,475	1,411,899
4.00%, 06/01/28 (Call 03/01/28)	1,500	1,526,400
4.45%, 03/15/23 (Call 12/15/22)(a)	70	73,041
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	1,000	992,900
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(a)	2,400	2,183,160
3.25%, 06/01/27 (Call 03/01/27)	1,455	1,383,763
3.35%, 11/01/25 (Call 08/01/25)(a)	1,020	990,471
3.40%, 08/01/24 (Call 05/01/24)	1,811	1,788,181
3.70%, 10/30/20 (Call 07/30/20)(a)	256	259,743
3.70%, 11/01/23 (Call 08/01/23)	20	20,122
3.80%, 03/01/28 (Call 12/01/27)(a)	2,220	2,196,557
4.25%, 06/01/21 (Call 03/01/21)	415	427,068
FedEx Corp.
2.30%, 02/01/20	580	574,693
2.63%, 08/01/22(a)	2,450	2,380,469
2.70%, 04/15/23	70	67,924
3.20%, 02/01/25	1,100	1,069,816
3.25%, 04/01/26 (Call 01/01/26)(a)	2,445	2,353,948
3.30%, 03/15/27 (Call 12/15/26)	360	345,445
3.40%, 02/15/28 (Call 11/15/27)	2,413	2,316,432
4.00%, 01/15/24	520	532,329
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	540	520,052
3.13%, 06/01/26 (Call 03/01/26)	480	446,597
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	1,000	990,140
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)(a)	305	299,620
2.90%, 06/15/26 (Call 03/15/26)(a)	420	396,484
3.00%, 04/01/22 (Call 01/01/22)(a)	506	501,659
3.15%, 06/01/27 (Call 03/01/27)	1,475	1,404,465
3.25%, 12/01/21 (Call 09/01/21)	298	298,867
3.85%, 01/15/24 (Call 10/15/23)(a)	570	578,670
5.90%, 06/15/19	605	623,785
Norfolk Southern Railway Co., 9.75%, 06/15/20	560	633,164
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	975	942,026
2.45%, 09/03/19 (Call 08/03/19)	1,185	1,177,037
2.50%, 09/01/22 (Call 08/01/22)	1,050	1,008,231
2.55%, 06/01/19 (Call 05/01/19)	1,150	1,146,055
2.65%, 03/02/20 (Call 02/02/20)	360	357,520
Security	Par(000)	Value
Transportation (continued)
2.80%, 03/01/22 (Call 02/01/22)	$ 475	$ 464,959
2.88%, 09/01/20 (Call 08/01/20)	525	521,357
3.40%, 03/01/23 (Call 02/01/23)	2,043	2,025,267
3.45%, 11/15/21 (Call 10/15/21)	555	556,160
Union Pacific Corp.
1.80%, 02/01/20 (Call 01/01/20)	70	68,916
2.75%, 04/15/23 (Call 01/15/23)	180	175,999
2.75%, 03/01/26 (Call 12/01/25)(a)	805	760,709
2.95%, 01/15/23 (Call 10/15/22)	770	761,091
3.00%, 04/15/27 (Call 01/15/27)(a)	875	834,829
3.25%, 08/15/25 (Call 05/15/25)	365	358,722
3.75%, 03/15/24 (Call 12/15/23)(a)	209	212,655
4.00%, 02/01/21 (Call 11/01/20)	800	819,600
4.16%, 07/15/22 (Call 04/15/22)	1,073	1,112,175
United Parcel Service Inc.
2.05%, 04/01/21	1,825	1,785,142
2.35%, 05/16/22 (Call 04/16/22)	2,000	1,949,260
2.40%, 11/15/26 (Call 08/15/26)	1,050	964,866
2.45%, 10/01/22	794	773,189
2.50%, 04/01/23 (Call 03/01/23)	1,150	1,114,350
2.80%, 11/15/24 (Call 09/15/24)(a)	250	241,305
3.05%, 11/15/27 (Call 08/15/27)	2,725	2,616,872
3.13%, 01/15/21	649	654,452
United Parcel Service of America Inc., 8.38%, 04/01/20	605	663,975
		72,331,054
Trucking & Leasing — 0.1%
GATX Corp.
2.50%, 07/30/19	205	203,657
2.60%, 03/30/20 (Call 02/28/20)	650	643,058
3.25%, 03/30/25 (Call 12/30/24)	710	670,034
3.25%, 09/15/26 (Call 06/15/26)(a)	390	362,396
3.50%, 03/15/28 (Call 12/15/27)	1,310	1,219,204
3.85%, 03/30/27 (Call 12/30/26)	495	477,244
3.90%, 03/30/23(a)	235	236,093
4.55%, 11/07/28 (Call 08/07/28)	1,500	1,516,035
4.75%, 06/15/22	225	234,200
4.85%, 06/01/21(a)	296	307,962
		5,869,883
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(a)	2,216	2,087,627
3.40%, 03/01/25 (Call 12/01/24)	499	495,063
3.85%, 03/01/24 (Call 12/01/23)	245	249,096
		2,831,786
Total Corporate Bonds & Notes — 85.8% (Cost: $6,135,885,870)		5,998,032,680
Foreign Government Obligations(h)
Canada — 1.2%
Canada Government International Bond, 2.00%, 11/15/22	75	72,633
Export Development Canada
1.00%, 09/13/19	2,300	2,258,554
1.38%, 10/21/21	880	840,338
1.63%, 12/03/19	2,385	2,354,019
1.63%, 01/17/20	2,240	2,208,304
1.75%, 08/19/19	395	391,741
1.75%, 07/21/20(a)	2,311	2,270,696

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Canada (continued)
2.00%, 11/30/20(a)	$ 100	$ 98,412
2.50%, 01/24/23	4,130	4,066,976
Hydro-Quebec
8.40%, 01/15/22	615	719,636
9.40%, 02/01/21	200	231,670
Province of Alberta Canada
1.90%, 12/06/19	2,450	2,424,422
2.20%, 07/26/22	3,318	3,210,497
Province of British Columbia Canada
2.00%, 10/23/22	671	645,844
2.25%, 06/02/26	344	322,067
2.65%, 09/22/21	1,250	1,242,437
Province of Manitoba Canada
2.10%, 09/06/22	795	765,331
2.13%, 05/04/22	150	144,825
2.13%, 06/22/26	200	183,568
3.05%, 05/14/24(a)	2,670	2,648,854
Province of Nova Scotia Canada, 9.25%, 03/01/20	525	580,136
Province of Ontario Canada
1.25%, 06/17/19	200	197,448
1.65%, 09/27/19	3,300	3,261,555
1.88%, 05/21/20	4,020	3,954,233
2.20%, 10/03/22	4,568	4,408,303
2.25%, 05/18/22	6,335	6,146,217
2.40%, 02/08/22	2,750	2,690,820
2.45%, 06/29/22	600	586,002
2.50%, 09/10/21	4,530	4,466,580
2.50%, 04/27/26	2,760	2,624,236
2.55%, 02/12/21	1,380	1,369,112
3.20%, 05/16/24	3,295	3,299,349
4.00%, 10/07/19	1,110	1,130,757
4.40%, 04/14/20	2,495	2,572,195
Province of Quebec Canada
2.38%, 01/31/22(a)	600	587,856
2.50%, 04/20/26	3,020	2,876,580
2.63%, 02/13/23	2,765	2,716,972
2.75%, 08/25/21	3,275	3,259,411
2.75%, 04/12/27(a)	3,268	3,148,489
2.88%, 10/16/24	4,170	4,115,123
3.50%, 07/29/20	3,813	3,875,800
7.13%, 02/09/24	2,508	2,994,301
		87,962,299
Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	650	619,801
3.13%, 03/27/25	2,200	2,141,436
3.13%, 01/21/26(a)	3,780	3,648,834
3.24%, 02/06/28 (Call 11/06/27)(a)	1,000	960,200
3.25%, 09/14/21	800	800,520
3.88%, 08/05/20	1,750	1,782,603
		9,953,394
Colombia — 0.3%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	3,500	3,361,715
4.00%, 02/26/24 (Call 11/26/23)	5,565	5,521,871
4.38%, 07/12/21	7,280	7,425,018
4.50%, 01/28/26 (Call 10/28/25)	2,250	2,279,700
Security	Par(000)	Value
Colombia (continued)
8.13%, 05/21/24	$ 591	$ 711,582
11.75%, 02/25/20	913	1,040,573
		20,340,459
Germany — 0.2%
FMS Wertmanagement
1.00%, 08/16/19	4,025	3,955,287
1.75%, 01/24/20	200	197,398
1.75%, 03/17/20	3,255	3,206,891
2.00%, 08/01/22	5,280	5,108,664
		12,468,240
Hungary — 0.2%
Hungary Government International Bond
5.38%, 02/21/23	100	106,301
5.38%, 03/25/24(a)	6,146	6,578,555
5.75%, 11/22/23	4,050	4,391,861
6.25%, 01/29/20	900	941,859
6.38%, 03/29/21	3,045	3,262,535
		15,281,111
Indonesia — 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	1,480	1,415,191
3.50%, 01/11/28	2,480	2,322,594
		3,737,785
Isreal — 0.1%
Israel Government International Bond
2.88%, 03/16/26	2,500	2,384,575
3.25%, 01/17/28	200	193,792
4.00%, 06/30/22	2,400	2,467,296
		5,045,663
Italy — 0.1%
Republic of Italy Government International Bond, 6.88%, 09/27/23	4,740	5,234,382
Japan — 0.7%
Japan Bank for International Cooperation
1.50%, 07/21/21	3,060	2,922,790
1.75%, 05/28/20	1,805	1,768,268
1.88%, 04/20/21	1,500	1,456,680
1.88%, 07/21/26	1,750	1,582,595
2.00%, 11/04/21	3,790	3,663,983
2.13%, 11/16/20	800	785,520
2.13%, 02/10/25	3,980	3,727,748
2.25%, 02/24/20	2,384	2,363,521
2.25%, 11/04/26	5,450	5,064,957
2.38%, 07/21/22	5,000	4,864,000
2.38%, 11/16/22	650	630,214
2.38%, 04/20/26	2,130	2,011,572
2.50%, 06/01/22	5,480	5,358,125
2.50%, 05/28/25	1,000	958,600
2.75%, 11/16/27	1,200	1,154,268
2.88%, 06/01/27	4,880	4,744,482
2.88%, 07/21/27	1,250	1,216,100
3.38%, 07/31/23	2,800	2,833,012
Japan Finance Organization for Municipalities, 4.00%, 01/13/21(a)	1,040	1,065,386
Japan International Cooperation Agency, 2.13%, 10/20/26	850	778,677
		48,950,498

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mexico — 0.4%
Mexico Government International Bond
3.50%, 01/21/21	$ 860	$ 858,762
3.60%, 01/30/25	6,540	6,312,081
3.63%, 03/15/22	4,215	4,196,243
3.75%, 01/11/28(a)	5,250	4,932,533
4.00%, 10/02/23	5,214	5,228,286
4.13%, 01/21/26	5,715	5,667,565
4.15%, 03/28/27	1,870	1,834,302
8.13%, 12/30/19	850	925,055
		29,954,827
Panama — 0.2%
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	2,200	2,172,478
3.88%, 03/17/28 (Call 12/17/27)(a)	530	521,525
4.00%, 09/22/24 (Call 06/22/24)(a)	1,750	1,767,203
5.20%, 01/30/20	3,320	3,437,096
7.13%, 01/29/26	1,300	1,556,971
8.88%, 09/30/27	1,500	2,037,720
		11,492,993
Peru — 0.1%
Peruvian Government International Bond
4.13%, 08/25/27	350	357,788
7.35%, 07/21/25	3,500	4,274,410
		4,632,198
Philippines — 0.2%
Philippine Government International Bond
3.00%, 02/01/28	1,200	1,122,360
4.00%, 01/15/21	5,648	5,744,581
4.20%, 01/21/24	3,000	3,076,200
5.50%, 03/30/26	691	766,112
8.38%, 06/17/19	850	896,843
10.63%, 03/16/25	270	379,115
		11,985,211
Poland — 0.3%
Republic of Poland Government International Bond
3.00%, 03/17/23	1,050	1,025,441
3.25%, 04/06/26	4,110	3,968,123
4.00%, 01/22/24	4,550	4,623,846
5.00%, 03/23/22	700	738,395
5.13%, 04/21/21	1,950	2,047,500
6.38%, 07/15/19	6,630	6,891,288
		19,294,593
South Korea — 0.5%
Export-Import Bank of Korea
1.50%, 10/21/19	2,250	2,203,650
1.88%, 10/21/21	1,000	949,570
2.25%, 01/21/20	3,830	3,776,993
2.38%, 08/12/19	3,250	3,230,272
2.38%, 04/21/27	2,500	2,223,850
2.63%, 05/26/26	200	183,408
2.75%, 01/25/22	2,100	2,048,865
2.88%, 01/21/25(a)	2,750	2,598,008
3.00%, 11/01/22	2,000	1,955,300
3.25%, 11/10/25	1,000	962,810
4.00%, 01/29/21	1,150	1,168,734
4.00%, 01/14/24	2,125	2,154,176
4.38%, 09/15/21	1,810	1,860,734
5.00%, 04/11/22	1,250	1,315,000
5.13%, 06/29/20	2,750	2,853,537
Security	Par(000)	Value
South Korea (continued)
Korea International Bond
2.75%, 01/19/27	$ 2,430	$ 2,302,935
3.88%, 09/11/23	1,250	1,284,188
		33,072,030
Supranational — 6.9%
African Development Bank
1.13%, 09/20/19	3,080	3,028,040
1.25%, 07/26/21	224	213,909
1.88%, 03/16/20	3,885	3,839,546
2.13%, 11/16/22	1,000	969,960
2.38%, 09/23/21	1,821	1,798,110
Asian Development Bank
1.00%, 08/16/19	209	205,480
1.38%, 03/23/20	5,795	5,677,014
1.50%, 01/22/20	1,605	1,579,015
1.63%, 05/05/20	6,725	6,607,043
1.63%, 08/26/20	3,930	3,847,470
1.63%, 03/16/21	5,480	5,323,710
1.75%, 01/10/20	6,505	6,427,395
1.75%, 06/08/21(a)	7,660	7,444,754
1.75%, 09/13/22	9,375	8,975,437
1.88%, 02/18/22	4,645	4,497,335
2.00%, 02/16/22	2,975	2,893,188
2.00%, 01/22/25	515	486,649
2.00%, 04/24/26	100	93,256
2.13%, 11/24/21	2,800	2,741,256
2.13%, 03/19/25	868	824,400
2.25%, 01/20/21	11,185	11,064,649
2.50%, 11/02/27	200	191,962
2.63%, 01/12/27(a)	6,750	6,561,202
2.75%, 01/19/28	2,200	2,155,032
Series 5Y, 1.88%, 08/10/22	2,500	2,409,150
Corp. Andina de Fomento
2.13%, 09/27/21	1,820	1,754,189
4.38%, 06/15/22	2,779	2,892,467
Council of Europe Development Bank
1.63%, 03/10/20	420	413,171
1.63%, 03/16/21(a)	100	97,075
1.75%, 11/14/19	5,115	5,059,400
1.88%, 01/27/20	4,250	4,204,355
2.63%, 02/13/23	1,768	1,748,729
European Bank for Reconstruction & Development
0.88%, 07/22/19	1,500	1,473,705
1.13%, 08/24/20	285	275,792
1.50%, 03/16/20	2,325	2,282,499
1.50%, 11/02/21	1,850	1,773,040
1.63%, 05/05/20	4,710	4,626,963
1.75%, 06/14/19	220	218,561
1.75%, 11/26/19	2,650	2,621,937
1.88%, 02/23/22	2,086	2,017,725
2.13%, 03/07/22	1,040	1,014,926
European Investment Bank
1.13%, 08/15/19	5,450	5,365,961
1.25%, 12/16/19	6,285	6,166,968
1.38%, 06/15/20	6,320	6,167,372
1.38%, 09/15/21	5,175	4,947,041
1.63%, 03/16/20	6,400	6,297,024
1.63%, 08/14/20	7,443	7,284,836
1.63%, 12/15/20	3,450	3,361,542
1.63%, 06/15/21	2,980	2,881,690

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Supranational (continued)
1.75%, 06/17/19	$ 6,790	$ 6,745,933
1.75%, 05/15/20	3,975	3,911,758
1.88%, 02/10/25	3,075	2,869,037
2.00%, 03/15/21	9,224	9,046,069
2.00%, 12/15/22	1,445	1,392,330
2.13%, 10/15/21	7,960	7,792,124
2.13%, 04/13/26	4,505	4,235,736
2.25%, 03/15/22	8,400	8,229,564
2.25%, 08/15/22	10,185	9,946,467
2.38%, 05/13/21	5,000	4,946,750
2.38%, 06/15/22	7,100	6,973,336
2.38%, 05/24/27(a)	5,158	4,896,386
2.50%, 04/15/21	4,800	4,768,656
2.50%, 03/15/23	14,618	14,364,378
2.50%, 10/15/24	1,350	1,315,629
2.88%, 09/15/20	6,320	6,351,790
3.25%, 01/29/24	2,930	2,979,371
4.00%, 02/16/21	1,570	1,622,281
Inter-American Development Bank
1.25%, 09/14/21	5,150	4,908,001
1.38%, 07/15/20	220	214,562
1.63%, 05/12/20(a)	9,065	8,905,093
1.75%, 10/15/19	3,400	3,368,584
1.75%, 04/14/22	3,375	3,244,860
1.75%, 09/14/22	4,400	4,213,220
1.88%, 06/16/20	1,347	1,328,169
1.88%, 03/15/21	9,925	9,712,009
2.00%, 06/02/26	3,300	3,076,590
2.13%, 11/09/20	2,250	2,222,753
2.13%, 01/18/22	7,000	6,839,910
2.13%, 01/15/25	2,485	2,367,484
2.38%, 07/07/27	4,470	4,251,864
2.50%, 01/18/23	9,118	8,989,527
3.00%, 10/04/23(a)	2,850	2,867,271
3.00%, 02/21/24	6,296	6,328,110
3.88%, 09/17/19	4,550	4,631,945
3.88%, 02/14/20	970	991,612
International Bank for Reconstruction & Development
0.88%, 08/15/19	2,200	2,160,114
1.13%, 11/27/19	7,025	6,886,607
1.25%, 07/26/19	700	690,935
1.38%, 03/30/20	295	288,982
1.38%, 05/24/21	8,520	8,199,904
1.38%, 09/20/21(a)	3,000	2,873,160
1.63%, 09/04/20	3,275	3,205,996
1.63%, 03/09/21	11,215	10,905,354
1.63%, 02/10/22	4,235	4,065,854
1.75%, 04/19/23(a)	2,500	2,379,250
1.88%, 10/07/19	4,370	4,336,963
1.88%, 04/21/20	1,000	988,000
1.88%, 10/07/22	3,625	3,487,830
1.88%, 10/27/26	2,375	2,179,965
2.00%, 01/26/22	15,890	15,465,896
2.13%, 12/13/21	10,000	9,791,200
2.13%, 02/13/23	695	673,823
2.13%, 03/03/25	1,660	1,582,196
2.25%, 06/24/21	6,685	6,595,154
2.50%, 11/25/24	1,605	1,566,592
2.50%, 07/29/25(a)	10,110	9,828,032
Security	Par(000)	Value
Supranational (continued)
2.50%, 11/22/27(a)	$ 6,375	$ 6,123,251
7.63%, 01/19/23	485	584,541
International Finance Corp.
1.13%, 07/20/21	2,790	2,658,173
1.63%, 07/16/20	2,360	2,313,437
1.75%, 09/16/19	2,816	2,791,811
1.75%, 03/30/20	6,000	5,914,920
2.00%, 10/24/22	100	96,688
2.25%, 01/25/21	6,410	6,345,195
Nordic Investment Bank
1.25%, 08/02/21	1,200	1,145,376
1.50%, 09/29/20	3,665	3,570,626
1.63%, 11/20/20	1,000	975,640
2.13%, 02/01/22	1,680	1,640,419
2.25%, 02/01/21	4,530	4,479,943
2.25%, 09/30/21	200	196,658
		482,639,574
Sweden — 0.3%
Svensk Exportkredit AB
1.13%, 08/28/19	6,500	6,391,255
1.75%, 05/18/20	2,000	1,965,980
1.75%, 08/28/20	1,325	1,297,255
1.75%, 03/10/21	625	607,931
1.88%, 06/23/20	1,000	983,680
2.00%, 08/30/22	3,500	3,375,960
2.38%, 03/09/22	3,950	3,877,004
		18,499,065
Uruguay — 0.0%
Uruguay Government International Bond
4.38%, 10/27/27(a)	1,875	1,915,106
4.50%, 08/14/24	210	217,478
8.00%, 11/18/22	465	530,458
		2,663,042
Total Foreign Government Obligations — 11.8% (Cost: $843,890,805)		823,207,364
Municipal Debt Obligations
California — 0.1%
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	286	276,516
State of California GO
3.38%, 04/01/25	2,500	2,495,700
6.20%, 10/01/19	525	549,213
State of California GO BAB, 5.70%, 11/01/21	500	544,735
University of California RB, Series AX, 3.06%, 07/01/25 (Call 04/01/25)	850	834,071
		4,700,235
Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	1,375	1,378,534
Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23	735	748,120
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, Series E, 4.20%, 12/01/21	490	506,297

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par/Shares (000)	Value
New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series B, 0.00%, 02/15/20 (AGM)(i)	$ 255	$ 243,120
Series B, 0.00%, 02/15/21 (AGM)(i)	480	439,877
Series B, 0.00%, 02/15/23 (AGM)(i)	180	151,952
		834,949
New York — 0.0%
New York State Urban Development Corp. RB, Series B, 2.10%, 03/15/22	820	806,019
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	565	553,056
Total Municipal Debt Obligations — 0.1% (Cost: $9,491,463)		9,527,210

Short-Term Investments
Money Market Funds — 10.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(j)(k)	635,777	635,904,398
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(j)	75,273	75,273,370
		711,177,768
Total Short-Term Investments — 10.2% (Cost: $711,074,181)		711,177,768
Total Investments in Securities — 107.9% (Cost: $7,700,342,319)		7,541,945,022
Other Assets, Less Liabilities — (7.9)%		(551,926,548)
Net Assets — 100.0%		$ 6,990,018,474
(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Investments are denominated in U.S. dollars.
(i)	Zero-coupon bond.
(j)	Annualized 7-day yield as of period-end.
(k)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	632,161	3,616 (a)	—	635,777	$635,904,398	$ 637,852(b)	$ 28,590	$ 57,339
BlackRock Cash Funds: Treasury, SL Agency Shares	61,256	14,017 (a)	—	75,273	75,273,370	283,780	—	—
PNC Bank N.A.
1.45%, 07/29/19	1,750	—	—	1,750	1,724,590	7,061	—	6,790
1.95%, 03/04/19	2,410	—	(2,410)	—	—	3,519	(19,851)	20,595
2.25%, 07/02/19	4,140	—	—	4,140	4,120,790	17,673	—	13,646
2.30%, 06/01/20	3,440	—	—	3,440	3,394,695	19,579	—	(5,681)
2.40%, 10/18/19	1,500	—	(400)	1,100	1,094,159	7,014	(314)	1,910
2.45%, 11/05/20	1,250	—	(300)	950	936,197	5,069	(9,197)	8,512
2.45%, 07/28/22	250	—	—	250	241,833	1,754	—	(453)
2.70%, 11/01/22	1,500	—	—	1,500	1,451,535	12,008	—	(8,213)
2.95%, 01/30/23	3,000	750	—	3,750	3,648,900	25,711	—	(18,969)
2.95%, 02/23/25	300	750	—	1,050	1,008,714	5,070	—	877
3.10%, 10/25/27	4,615	—	—	4,615	4,380,558	36,326	—	(29,865)
3.30%, 10/30/24	272	—	—	272	268,135	1,855	—	(1,564)
3.80%, 07/25/23	1,500	715	(400)	1,815	1,830,028	15,442	12,202	(23,423)
4.25%, 07/01/18	220	—	—	220	220,279	1,637	—	(168)
PNC Financial Services Group Inc. (The)
2.85%, 11/09/22	5,595	—	(432)	5,163	5,046,523	37,735	(9,805)	(23,937)

iShares® Intermediate Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates (continued)
Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
3.15%, 05/19/27	2,300	9	(40)	2,269	$ 2,163,287	$ 17,798	$ (1,627)	$ (16,773)
3.30%, 03/08/22	1,937	—	—	1,937	1,935,140	16,261	—	(17,539)
3.90%, 04/29/24	1,000	450	(300)	1,150	1,156,601	10,214	2,431	(15,621)
4.38%, 08/11/20	3,102	—	(640)	2,462	2,528,597	17,710	(5,515)	(1,275)
5.13%, 02/08/20	566	—	(360)	206	213,562	2,604	(638)	369
6.88%, 05/15/19	170	—	(170)	—	—	739	(1,042)	1,364
					$748,541,891	$1,184,411	$ (4,766)	$ (52,079)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$5,998,032,680	$ —	$5,998,032,680
Foreign Government Obligations	—	823,207,364	—	823,207,364
Municipal Debt Obligations	—	9,527,210	—	9,527,210
Money Market Funds	711,177,768	—	—	711,177,768
	$ 711,177,768	$6,830,767,254	$ —	$7,541,945,022
Portfolio Abbreviations - Fixed Income
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
RB	Revenue Bond

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$ 50	$ 49,886
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	50	47,923
3.63%, 05/01/22	250	250,030
3.65%, 11/01/24 (Call 08/01/24)	45	44,170
4.45%, 08/15/20	350	360,027
WPP Finance 2010
3.75%, 09/19/24	270	263,455
4.75%, 11/21/21	175	181,004
		1,196,495
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.65%, 10/30/20 (Call 09/30/20)	30	29,273
2.25%, 06/15/26 (Call 03/15/26)	160	146,734
2.35%, 10/30/21	25	24,576
2.60%, 10/30/25 (Call 07/30/25)	40	37,969
2.80%, 03/01/23 (Call 02/01/23)	85	83,977
2.80%, 03/01/27 (Call 12/01/26)	115	109,235
2.85%, 10/30/24 (Call 07/30/24)	215	209,292
3.25%, 03/01/28 (Call 12/01/27)	170	166,891
4.88%, 02/15/20	188	194,999
Embraer Netherlands Finance BV
5.05%, 06/15/25	270	271,161
5.40%, 02/01/27	190	194,915
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	25	23,329
2.13%, 08/15/26 (Call 05/15/26)	135	121,248
2.25%, 11/15/22 (Call 08/15/22)	175	168,082
2.63%, 11/15/27 (Call 08/15/27)	250	230,798
3.00%, 05/11/21	195	194,723
3.38%, 05/15/23 (Call 04/15/23)	140	140,659
3.75%, 05/15/28 (Call 02/15/28)	180	181,624
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	225	223,290
4.40%, 12/15/20	150	155,940
5.55%, 10/01/21	180	193,716
L3 Technologies Inc.
3.85%, 12/15/26 (Call 09/15/26)	95	92,703
5.20%, 10/15/19	370	381,525
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)	385	380,834
2.90%, 03/01/25 (Call 12/01/24)	225	215,093
3.10%, 01/15/23 (Call 11/15/22)	50	49,552
3.35%, 09/15/21	75	75,519
3.55%, 01/15/26 (Call 10/15/25)	400	397,036
4.25%, 11/15/19	375	383,122
Northrop Grumman Corp.
2.08%, 10/15/20	100	97,917
2.55%, 10/15/22 (Call 09/15/22)	280	270,684
2.93%, 01/15/25 (Call 11/15/24)	145	138,171
3.20%, 02/01/27 (Call 11/01/26)	290	275,381
3.25%, 08/01/23	400	397,648
3.25%, 01/15/28 (Call 10/15/27)	315	298,062
3.50%, 03/15/21	300	304,179
Raytheon Co., 2.50%, 12/15/22 (Call 09/15/22)	550	534,149
Security	Par(000)	Value
Aerospace & Defense (continued)
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)	$ 180	$ 175,948
3.20%, 03/15/24 (Call 01/15/24)	185	178,910
3.50%, 03/15/27 (Call 12/15/26)	260	248,927
3.70%, 12/15/23 (Call 09/15/23)	150	150,189
Spirit AeroSystems Inc., 3.85%, 06/15/26 (Call 03/15/26)	65	62,836
United Technologies Corp.
1.50%, 11/01/19	450	442,804
1.95%, 11/01/21 (Call 10/01/21)	30	28,833
2.30%, 05/04/22 (Call 04/04/22)	250	241,000
2.65%, 11/01/26 (Call 08/01/26)	200	181,082
3.10%, 06/01/22	375	371,228
3.13%, 05/04/27 (Call 02/04/27)	370	345,199
4.50%, 04/15/20	150	154,502
		9,975,464
Agriculture — 0.4%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	465	463,345
2.63%, 09/16/26 (Call 06/16/26)(a)	35	32,033
2.85%, 08/09/22	494	484,644
4.00%, 01/31/24	315	320,550
4.75%, 05/05/21	350	365,631
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	150	137,925
4.48%, 03/01/21	250	260,027
BAT Capital Corp.
2.30%, 08/14/20(b)	250	244,993
2.76%, 08/15/22 (Call 07/15/22)(b)	420	405,283
3.22%, 08/15/24 (Call 06/15/24)(b)	285	271,864
3.56%, 08/15/27 (Call 05/15/27)(b)	600	565,992
Bunge Ltd. Finance Corp.
3.25%, 08/15/26 (Call 05/15/26)	200	182,506
3.50%, 11/24/20 (Call 10/24/20)	120	120,187
3.75%, 09/25/27 (Call 06/25/27)	135	128,318
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	250	242,905
2.13%, 05/10/23 (Call 03/10/23)	135	126,851
2.38%, 08/17/22 (Call 07/17/22)	75	72,098
2.50%, 08/22/22	150	145,043
2.63%, 02/18/22 (Call 01/18/22)	115	112,393
2.63%, 03/06/23	250	241,118
2.90%, 11/15/21	25	24,763
3.13%, 08/17/27 (Call 05/17/27)	150	142,836
3.25%, 11/10/24	250	244,320
3.38%, 08/11/25 (Call 05/11/25)	240	234,504
3.60%, 11/15/23	200	200,872
4.50%, 03/26/20	250	257,115
Reynolds American Inc.
3.25%, 06/12/20	150	150,134
4.45%, 06/12/25 (Call 03/12/25)	680	690,071
4.85%, 09/15/23	250	262,387
8.13%, 06/23/19	250	263,052
		7,393,760
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	194	194,390
Series 2013-2, Class A, 4.95%, 07/15/24	174	180,200

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Airlines (continued)
Delta Air Lines Inc.
2.60%, 12/04/20	$ 120	$ 117,932
3.40%, 04/19/21	75	74,942
3.63%, 03/15/22 (Call 02/15/22)	500	496,630
4.38%, 04/19/28 (Call 01/19/28)	150	147,107
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	150	148,333
2.75%, 11/06/19 (Call 10/06/19)	90	89,810
3.00%, 11/15/26 (Call 08/15/26)	280	262,055
3.45%, 11/16/27 (Call 08/16/27)	50	47,676
		1,759,075
Apparel — 0.0%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	350	322,098
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	100	99,319
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)	100	101,408
		522,825
Auto Manufacturers — 0.8%
American Honda Finance Corp.
1.65%, 07/12/21	225	215,530
2.15%, 03/13/20	275	271,708
2.25%, 08/15/19	475	472,568
2.30%, 09/09/26	150	137,013
2.45%, 09/24/20	250	247,310
2.65%, 02/12/21	300	297,972
3.50%, 02/15/28	250	248,170
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	260	257,426
Ford Motor Credit Co. LLC
2.43%, 06/12/20	200	196,616
2.46%, 03/27/20	400	394,440
2.60%, 11/04/19	500	497,360
2.98%, 08/03/22 (Call 07/03/22)	200	193,048
3.16%, 08/04/20	500	498,265
3.20%, 01/15/21	450	447,282
3.22%, 01/09/22	300	294,639
3.34%, 03/28/22 (Call 02/28/22)	290	285,209
3.81%, 01/09/24 (Call 11/09/23)	260	254,805
4.13%, 08/04/25	800	787,232
4.25%, 09/20/22	200	202,708
5.88%, 08/02/21	400	425,964
8.13%, 01/15/20	200	215,354
General Motors Co., 4.20%, 10/01/27 (Call 07/01/27)	5	4,848
General Motors Financial Co. Inc.
2.35%, 10/04/19	250	248,180
2.45%, 11/06/20	250	244,742
3.15%, 01/15/20 (Call 12/15/19)	500	500,410
3.15%, 06/30/22 (Call 05/30/22)	70	68,321
3.20%, 07/13/20 (Call 06/13/20)	150	149,717
3.20%, 07/06/21 (Call 06/06/21)	300	297,252
3.25%, 01/05/23 (Call 12/05/22)	25	24,354
3.45%, 01/14/22 (Call 12/14/21)	100	99,220
3.45%, 04/10/22 (Call 02/10/22)	100	99,037
3.50%, 11/07/24 (Call 09/07/24)	305	292,166
3.55%, 04/09/21	50	50,096
3.70%, 11/24/20 (Call 10/24/20)	523	527,022
3.70%, 05/09/23 (Call 03/09/23)	50	49,402
3.85%, 01/05/28 (Call 10/05/27)	25	23,522
4.00%, 01/15/25 (Call 10/15/24)	600	589,728
4.00%, 10/06/26 (Call 07/06/26)	275	264,407
4.20%, 03/01/21 (Call 02/01/21)	500	509,275
Security	Par(000)	Value
Auto Manufacturers (continued)
4.35%, 04/09/25 (Call 02/09/25)	$ 115	$ 114,656
4.35%, 01/17/27 (Call 10/17/26)	290	284,838
4.38%, 09/25/21	300	307,431
5.25%, 03/01/26 (Call 12/01/25)	280	292,709
PACCAR Financial Corp.
1.95%, 02/27/20	50	49,327
2.05%, 11/13/20	35	34,326
2.30%, 08/10/22	150	144,911
2.80%, 03/01/21	25	24,891
Toyota Motor Credit Corp.
1.95%, 04/17/20	50	49,241
2.13%, 07/18/19	850	847,509
2.15%, 03/12/20	500	494,295
2.15%, 09/08/22	375	359,587
2.60%, 01/11/22	125	122,840
2.63%, 01/10/23	325	315,526
2.95%, 04/13/21	100	100,046
3.20%, 01/11/27	300	292,491
3.40%, 09/15/21	350	353,755
3.40%, 04/14/25	150	149,238
		15,219,935
Auto Parts & Equiptment — 0.0%
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	65	63,130
Lear Corp., 5.25%, 01/15/25 (Call 01/15/20)	212	220,580
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	250	256,505
		540,215
Banks — 10.2%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	250	250,810
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	250	246,750
2.25%, 06/13/19	100	99,550
2.30%, 06/01/21	750	730,125
2.55%, 11/23/21	250	243,793
2.63%, 05/19/22	300	291,243
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	400	397,192
Banco Santander SA
3.13%, 02/23/23	200	190,528
3.85%, 04/12/23	200	196,490
4.25%, 04/11/27	200	191,122
4.38%, 04/12/28	400	383,616
5.18%, 11/19/25	200	199,610
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	250	244,523
2.33%, 10/01/21 (Call 10/01/20)(c)(d)	300	293,688
2.37%, 07/21/21 (Call 07/21/20)(c)(d)	25	24,553
2.50%, 10/21/22 (Call 10/21/21)	475	456,185
2.63%, 10/19/20	50	49,597
2.63%, 04/19/21	1,045	1,028,782
2.74%, 01/23/22 (Call 01/23/21)(c)(d)	275	270,902
2.82%, 07/21/23 (Call 07/21/22)(c)(d)	550	533,467
2.88%, 04/24/23 (Call 04/24/22)(c)(d)	710	692,250
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	1,689	1,641,640
3.09%, 10/01/25 (Call 10/01/24)(c)(d)	260	248,409
3.12%, 01/20/23 (Call 01/20/22)(c)(d)	340	335,288
3.25%, 10/21/27 (Call 10/21/26)	50	46,716
3.30%, 01/11/23	725	718,953
3.37%, 01/23/26 (Call 01/23/25)(c)(d)	225	217,330
3.42%, 12/20/28 (Call 12/20/27)(c)(d)	863	813,395

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
3.50%, 04/19/26	$ 425	$ 412,696
3.59%, 07/21/28 (Call 07/21/27)(c)(d)	500	478,870
3.71%, 04/24/28 (Call 04/24/27)(c)(d)	900	870,030
3.88%, 08/01/25	450	449,077
3.97%, 03/05/29 (Call 03/05/28)(c)(d)	100	98,740
4.00%, 04/01/24	550	558,118
4.00%, 01/22/25	525	520,443
4.10%, 07/24/23	550	563,139
4.13%, 01/22/24	950	971,479
4.20%, 08/26/24	605	611,153
4.25%, 10/22/26	300	299,724
4.45%, 03/03/26	780	788,463
7.63%, 06/01/19	2	2,092
Series L, 2.25%, 04/21/20	835	823,644
Series L, 3.95%, 04/21/25	230	226,219
Bank of Montreal
1.90%, 08/27/21	640	614,944
2.10%, 06/15/20	425	417,643
2.35%, 09/11/22	520	498,930
2.55%, 11/06/22 (Call 10/06/22)	100	96,721
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	250	243,383
2.30%, 09/11/19 (Call 08/11/19)	200	199,022
2.45%, 11/27/20 (Call 10/27/20)	290	286,442
2.45%, 08/17/26 (Call 05/17/26)	155	141,754
2.50%, 04/15/21 (Call 03/15/21)	430	423,696
2.60%, 08/17/20 (Call 07/17/20)	300	297,744
2.80%, 05/04/26 (Call 02/04/26)	295	278,804
2.95%, 01/29/23 (Call 12/29/22)	105	103,144
3.25%, 09/11/24 (Call 08/11/24)	140	137,890
3.25%, 05/16/27 (Call 02/16/27)	535	517,778
3.40%, 05/15/24 (Call 04/15/24)	200	198,300
3.50%, 04/28/23	100	100,418
3.65%, 02/04/24 (Call 01/05/24)	415	419,494
3.85%, 04/28/28	150	152,411
Series G, 2.15%, 02/24/20 (Call 01/24/20)	25	24,738
Series G, 3.00%, 02/24/25 (Call 01/24/25)	275	263,884
Bank of Nova Scotia (The)
2.15%, 07/14/20	147	144,353
2.35%, 10/21/20	452	444,262
2.45%, 03/22/21	400	391,952
2.45%, 09/19/22	250	241,198
2.50%, 01/08/21	400	393,668
2.70%, 03/07/22	195	191,127
2.80%, 07/21/21	200	197,920
4.38%, 01/13/21	150	154,710
4.50%, 12/16/25	525	526,349
Bank One Corp., 7.63%, 10/15/26	25	30,693
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	245	240,098
Barclays PLC
2.75%, 11/08/19	400	397,916
2.88%, 06/08/20	500	495,145
3.20%, 08/10/21	550	541,337
3.65%, 03/16/25	410	385,109
3.68%, 01/10/23 (Call 01/10/22)	100	98,102
4.34%, 05/16/24 (Call 05/16/23)(c)(d)	200	199,902
4.34%, 01/10/28 (Call 01/10/27)	300	285,576
4.38%, 01/12/26	545	531,500
Security	Par(000)	Value
Banks (continued)
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	$ 250	$ 242,223
2.15%, 02/01/21 (Call 01/01/21)	100	97,758
2.45%, 01/15/20 (Call 12/15/19)	500	496,690
2.63%, 06/29/20 (Call 05/29/20)	125	124,178
2.75%, 04/01/22 (Call 03/01/22)	265	259,668
2.85%, 10/26/24 (Call 09/26/24)	100	95,967
3.95%, 03/22/22 (Call 02/22/22)	100	101,779
BNP Paribas SA
4.25%, 10/15/24	250	250,017
5.00%, 01/15/21	750	784,102
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC, 3.25%, 03/03/23	115	114,392
BPCE SA
2.25%, 01/27/20	250	246,623
2.50%, 07/15/19	250	248,865
2.65%, 02/03/21	250	246,363
3.38%, 12/02/26	250	238,665
4.00%, 04/15/24	250	251,837
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	500	492,585
2.63%, 01/15/22 (Call 12/15/21)	250	243,888
2.85%, 04/01/21 (Call 03/01/21)	250	248,610
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	250	246,243
2.10%, 10/05/20	250	244,485
2.55%, 06/16/22	100	97,222
2.70%, 02/02/21	150	148,104
Capital One Financial Corp.
3.20%, 01/30/23 (Call 12/30/22)	270	263,263
3.20%, 02/05/25 (Call 01/05/25)	375	354,360
3.30%, 10/30/24 (Call 09/30/24)	270	258,412
3.45%, 04/30/21 (Call 03/30/21)	325	325,240
3.75%, 04/24/24 (Call 03/24/24)	250	247,518
3.75%, 07/28/26 (Call 06/28/26)	300	281,664
3.75%, 03/09/27 (Call 02/09/27)	440	420,816
3.80%, 01/31/28 (Call 12/31/27)	100	95,315
4.20%, 10/29/25 (Call 09/29/25)	270	264,946
4.25%, 04/30/25 (Call 03/31/25)	300	300,942
4.75%, 07/15/21	350	363,524
Capital One N.A.
2.25%, 09/13/21 (Call 08/13/21)	350	337,389
2.35%, 01/31/20 (Call 12/31/19)	250	246,960
2.40%, 09/05/19 (Call 08/05/19)	250	248,378
2.95%, 07/23/21 (Call 06/23/21)	400	394,396
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)	750	732,982
3.05%, 05/01/20 (Call 04/01/20)	250	250,247
Citigroup Inc.
2.05%, 06/07/19	250	248,118
2.35%, 08/02/21	100	97,076
2.40%, 02/18/20	450	445,639
2.45%, 01/10/20 (Call 12/10/19)	375	371,812
2.50%, 07/29/19	350	349,160
2.65%, 10/26/20	650	641,153
2.70%, 03/30/21	900	885,240
2.70%, 10/27/22 (Call 09/27/22)	505	487,426
2.75%, 04/25/22 (Call 03/25/22)	475	462,208
2.88%, 07/24/23 (Call 07/24/22)(c)(d)	500	483,660
2.90%, 12/08/21 (Call 11/08/21)	100	98,336

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
3.14%, 01/24/23 (Call 01/24/22)(c)(d)	$ 260	$ 255,783
3.20%, 10/21/26 (Call 07/21/26)	640	598,560
3.30%, 04/27/25	300	288,441
3.40%, 05/01/26	563	536,331
3.50%, 05/15/23	572	566,783
3.52%, 10/27/28 (Call 10/27/27)(c)(d)	200	188,284
3.70%, 01/12/26	700	682,066
3.75%, 06/16/24	100	99,527
3.88%, 10/25/23	300	302,847
3.88%, 03/26/25	775	755,625
3.89%, 01/10/28 (Call 01/10/27)(c)(d)	100	97,402
4.00%, 08/05/24	200	198,844
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	100	100,844
4.05%, 07/30/22	114	115,588
4.08%, 04/23/29 (Call 04/23/28)(c)(d)	500	491,100
4.30%, 11/20/26	75	74,316
4.40%, 06/10/25	475	476,449
4.45%, 09/29/27	120	118,898
4.50%, 01/14/22	858	890,166
4.60%, 03/09/26	455	460,405
5.38%, 08/09/20	125	130,823
5.50%, 09/13/25	575	615,589
Citizens Bank N.A./Providence RI
2.55%, 05/13/21 (Call 04/13/21)	100	98,045
2.65%, 05/26/22 (Call 04/26/22)	250	242,790
3.70%, 03/29/23 (Call 02/28/23)	250	251,097
Citizens Financial Group Inc., 2.38%, 07/28/21 (Call 06/28/21)	300	290,754
Comerica Bank, 2.50%, 06/02/20	250	247,303
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	250	248,330
2.30%, 03/12/20	250	247,013
2.40%, 11/02/20	365	359,105
2.55%, 03/15/21	250	245,738
Compass Bank
2.75%, 09/29/19 (Call 08/29/19)	250	248,625
3.88%, 04/10/25 (Call 03/10/25)	250	243,383
Cooperatieve Rabobank UA
3.75%, 07/21/26	500	471,095
3.88%, 02/08/22	350	356,027
3.95%, 11/09/22	500	498,895
4.50%, 01/11/21	375	387,105
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	550	540,771
2.75%, 01/10/22	250	244,928
2.75%, 01/10/23	250	242,250
3.13%, 04/26/21	250	249,415
Credit Suisse AG/New York NY
3.00%, 10/29/21	530	525,537
3.63%, 09/09/24	450	446,413
5.40%, 01/14/20	400	414,136
Credit Suisse Group Funding Guernsey Ltd.
3.13%, 12/10/20	250	248,802
3.45%, 04/16/21	345	345,769
3.75%, 03/26/25	640	618,259
3.80%, 09/15/22	450	451,165
3.80%, 06/09/23	500	495,545
4.55%, 04/17/26	250	251,522
Security	Par(000)	Value
Banks (continued)
Deutsche Bank AG
2.95%, 08/20/20	$ 627	$ 615,915
3.13%, 01/13/21	200	195,442
3.38%, 05/12/21	280	274,128
4.10%, 01/13/26(a)	250	233,425
4.25%, 10/14/21	75	74,535
Deutsche Bank AG/London, 3.70%, 05/30/24	565	529,936
Deutsche Bank AG/New York NY
2.70%, 07/13/20	25	24,485
3.15%, 01/22/21	250	245,155
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)	250	249,640
3.35%, 02/06/23 (Call 01/06/23)	250	245,548
3.45%, 07/27/26 (Call 04/27/26)	250	233,690
Fifth Third Bancorp.
2.88%, 07/27/20 (Call 06/27/20)	200	199,216
3.50%, 03/15/22 (Call 02/15/22)	30	30,137
3.95%, 03/14/28 (Call 02/14/28)	250	248,465
4.30%, 01/16/24 (Call 12/16/23)	200	204,788
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)	200	196,868
2.25%, 06/14/21 (Call 05/14/21)	300	292,308
3.85%, 03/15/26 (Call 02/15/26)	200	197,732
First Republic Bank/CA, 2.50%, 06/06/22 (Call 05/06/22)	350	337,788
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	480	475,781
2.35%, 11/15/21 (Call 11/15/20)	280	270,539
2.55%, 10/23/19	275	273,974
2.60%, 04/23/20 (Call 03/23/20)	135	133,713
2.60%, 12/27/20 (Call 12/27/19)	250	246,413
2.63%, 04/25/21 (Call 03/25/21)	440	431,759
2.75%, 09/15/20 (Call 08/15/20)	1,375	1,362,817
2.88%, 02/25/21 (Call 01/25/21)	555	549,123
2.88%, 10/31/22 (Call 10/31/21)(c)(d)	650	634,263
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	300	290,064
3.00%, 04/26/22 (Call 04/26/21)	350	343,850
3.20%, 02/23/23 (Call 01/23/23)	80	78,367
3.27%, 09/29/25 (Call 09/29/24)(c)(d)	285	271,978
3.50%, 01/23/25 (Call 10/23/24)	650	630,591
3.50%, 11/16/26 (Call 11/16/25)	525	498,346
3.63%, 01/22/23	175	174,774
3.69%, 06/05/28 (Call 06/05/27)(c)(d)	100	95,122
3.75%, 05/22/25 (Call 02/22/25)	375	367,095
3.75%, 02/25/26 (Call 11/25/25)	100	97,163
3.81%, 04/23/29 (Call 04/23/28)(c)(d)	300	286,992
3.85%, 07/08/24 (Call 04/08/24)	500	498,135
3.85%, 01/26/27 (Call 01/26/26)	750	727,515
4.00%, 03/03/24	800	806,416
4.22%, 05/01/29 (Call 05/01/28)(c)(d)	350	345,303
4.25%, 10/21/25	725	719,258
5.25%, 07/27/21	750	790,860
5.38%, 03/15/20	500	520,205
5.75%, 01/24/22	1,000	1,076,170
5.95%, 01/15/27	85	93,724
Series D, 6.00%, 06/15/20	125	132,055
HSBC Bank USA N.A., 4.88%, 08/24/20	350	362,348
HSBC Holdings PLC
2.65%, 01/05/22	400	388,220
2.95%, 05/25/21	400	395,104
3.26%, 03/13/23 (Call 03/13/22)(c)(d)	540	531,284

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
3.40%, 03/08/21	$ 500	$ 501,140
3.90%, 05/25/26	500	491,535
4.00%, 03/30/22	400	406,956
4.04%, 03/13/28 (Call 03/13/27)(c)(d)	780	764,111
4.25%, 03/14/24	500	502,700
4.25%, 08/18/25	200	197,490
4.30%, 03/08/26	600	605,772
4.38%, 11/23/26	250	246,735
5.10%, 04/05/21	450	471,582
HSBC USA Inc.
2.35%, 03/05/20	400	395,584
2.38%, 11/13/19	600	595,470
3.50%, 06/23/24	300	296,475
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	270	259,718
4.00%, 05/15/25 (Call 04/15/25)	250	251,695
Huntington National Bank (The)
2.40%, 04/01/20 (Call 03/01/20)	250	246,980
2.50%, 08/07/22 (Call 07/07/22)	350	337,512
2.88%, 08/20/20 (Call 07/20/20)	250	248,867
3.25%, 05/14/21 (Call 04/14/21)	250	250,002
Industrial & Commercial Bank of China Ltd./New York, 2.64%, 05/26/21	500	487,680
ING Groep NV, 3.95%, 03/29/27	500	490,270
Intesa Sanpaolo SpA, 5.25%, 01/12/24	250	251,440
JPMorgan Chase & Co.
2.20%, 10/22/19	350	347,522
2.25%, 01/23/20 (Call 12/23/19)	850	841,330
2.30%, 08/15/21 (Call 08/15/20)	50	48,570
2.40%, 06/07/21 (Call 05/07/21)	400	391,040
2.55%, 10/29/20 (Call 09/29/20)	700	691,089
2.55%, 03/01/21 (Call 02/01/21)	350	343,840
2.70%, 05/18/23 (Call 03/18/23)	750	719,887
2.75%, 06/23/20 (Call 05/23/20)	585	580,724
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	650	631,936
2.95%, 10/01/26 (Call 07/01/26)	375	349,631
2.97%, 01/15/23 (Call 01/15/22)	770	751,505
3.13%, 01/23/25 (Call 10/23/24)	50	48,082
3.20%, 01/25/23	371	367,910
3.20%, 06/15/26 (Call 03/15/26)	350	332,776
3.22%, 03/01/25 (Call 03/01/24)(c)(d)	520	503,911
3.25%, 09/23/22	740	734,628
3.30%, 04/01/26 (Call 01/01/26)	402	385,478
3.38%, 05/01/23	824	808,616
3.51%, 01/23/29 (Call 01/23/28)(c)(d)	400	380,404
3.54%, 05/01/28 (Call 05/01/27)(c)(d)	325	311,317
3.63%, 05/13/24	600	598,734
3.63%, 12/01/27 (Call 12/01/26)	265	250,756
3.78%, 02/01/28 (Call 02/01/27)(c)(d)	500	489,605
3.88%, 02/01/24	600	608,178
3.88%, 09/10/24	200	198,580
3.90%, 07/15/25 (Call 04/15/25)	450	450,598
4.01%, 04/23/29 (Call 04/23/28)(c)(d)	660	653,651
4.13%, 12/15/26	250	249,090
4.25%, 10/15/20	875	897,129
4.35%, 08/15/21	500	516,810
4.40%, 07/22/20	275	282,777
4.50%, 01/24/22	800	831,328
4.63%, 05/10/21	400	416,560
4.95%, 03/25/20	340	351,764
Security	Par(000)	Value
Banks (continued)
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	$ 250	$ 246,525
2.60%, 02/01/21 (Call 02/01/20)(c)(d)	250	248,288
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	240,028
2.40%, 06/09/22	250	241,635
2.50%, 11/22/21	410	400,303
KeyCorp.
2.90%, 09/15/20	375	372,922
4.10%, 04/30/28	300	300,192
5.10%, 03/24/21	300	314,868
KfW
1.00%, 07/15/19	250	246,115
1.25%, 09/30/19	815	802,099
1.50%, 09/09/19	100	98,818
1.50%, 04/20/20	1,050	1,029,409
1.63%, 05/29/20	715	701,651
1.63%, 03/15/21	2,100	2,039,436
1.75%, 03/31/20	125	123,173
1.75%, 09/15/21	300	290,478
1.88%, 06/30/20	1,050	1,034,659
1.88%, 11/30/20	500	490,550
1.88%, 12/15/20	100	98,059
2.00%, 09/29/22	25	24,159
2.00%, 05/02/25	1,475	1,386,485
2.13%, 03/07/22	1,105	1,078,160
2.13%, 06/15/22	1,100	1,070,718
2.13%, 01/17/23	375	362,846
2.38%, 12/29/22	571	559,015
2.50%, 11/20/24	1,500	1,460,460
2.63%, 04/12/21	1,050	1,047,406
2.63%, 01/25/22	925	919,320
2.75%, 09/08/20	275	275,693
2.75%, 10/01/20	1,275	1,278,073
2.88%, 04/03/28(a)	420	415,880
4.00%, 01/27/20	150	153,506
4.88%, 06/17/19	100	102,518
Korea Development Bank (The)
2.00%, 09/12/26(a)	200	175,098
2.25%, 05/18/20	400	392,712
3.00%, 09/14/22	500	490,260
3.00%, 01/13/26	200	189,960
4.63%, 11/16/21	300	311,364
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	550	518,721
2.25%, 10/01/21	300	295,179
2.38%, 06/10/25(a)	425	409,700
Series 29, 1.38%, 10/23/19	250	246,333
Series 36, 2.00%, 12/06/21	100	97,433
Series 37, 2.50%, 11/15/27	200	191,582
Lloyds Bank PLC
2.70%, 08/17/20	250	247,875
3.30%, 05/07/21	200	199,882
6.38%, 01/21/21	150	161,915
Lloyds Banking Group PLC
3.00%, 01/11/22	200	195,726
3.10%, 07/06/21	200	197,874
3.75%, 01/11/27	500	473,460
4.38%, 03/22/28	200	197,696
4.45%, 05/08/25	200	202,440

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
4.50%, 11/04/24	$ 400	$ 397,004
4.58%, 12/10/25	250	245,448
4.65%, 03/24/26	400	394,904
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (Call 04/18/22)	300	291,045
2.63%, 01/25/21 (Call 12/25/20)	250	246,818
2.90%, 02/06/25 (Call 01/06/25)	250	240,670
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	250	240,788
2.67%, 07/25/22	330	319,843
2.76%, 09/13/26	250	230,780
2.95%, 03/01/21	460	456,256
3.29%, 07/25/27	25	23,935
3.46%, 03/02/23	100	99,552
3.68%, 02/22/27	150	148,103
3.78%, 03/02/25	125	125,046
3.85%, 03/01/26	650	649,707
3.96%, 03/02/28	125	126,031
Mizuho Financial Group Inc.
2.27%, 09/13/21	250	240,885
2.60%, 09/11/22	250	239,930
3.17%, 09/11/27	250	235,815
3.55%, 03/05/23	250	248,855
3.66%, 02/28/27	255	250,558
4.02%, 03/05/28	250	251,760
Morgan Stanley
2.38%, 07/23/19	500	497,965
2.50%, 04/21/21	440	430,804
2.63%, 11/17/21	405	395,183
2.65%, 01/27/20	605	601,564
2.75%, 05/19/22	100	97,467
2.80%, 06/16/20	183	181,662
3.13%, 01/23/23	535	523,118
3.13%, 07/27/26	1,075	1,008,898
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	500	477,165
3.63%, 01/20/27	400	386,940
3.70%, 10/23/24	700	695,828
3.74%, 04/24/24 (Call 04/24/23)(c)(d)	365	364,412
3.75%, 02/25/23	175	175,721
3.77%, 01/24/29 (Call 01/24/28)(c)(d)	150	145,049
3.88%, 01/27/26	540	534,838
3.95%, 04/23/27	420	405,426
4.00%, 07/23/25	755	759,115
4.10%, 05/22/23	225	227,867
4.35%, 09/08/26	740	736,825
4.88%, 11/01/22	950	990,641
5.00%, 11/24/25	25	26,091
5.50%, 01/26/20	400	416,032
5.50%, 07/24/20	400	419,472
5.50%, 07/28/21	360	382,846
5.63%, 09/23/19	200	207,056
5.75%, 01/25/21	500	531,350
Series F, 3.88%, 04/29/24	645	648,283
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	350	335,356
National Australia Bank Ltd./New York
1.88%, 07/12/21	50	47,892
2.50%, 05/22/22	300	290,016
2.50%, 07/12/26	275	249,703
2.63%, 07/23/20	500	495,405
Security	Par(000)	Value
Banks (continued)
2.63%, 01/14/21	$ 250	$ 246,605
2.80%, 01/10/22	250	245,663
3.38%, 01/14/26	250	243,390
National Bank of Canada, 2.15%, 06/12/20 (Call 05/12/20)	250	245,603
Northern Trust Corp.
3.38%, 08/23/21	150	151,827
3.45%, 11/04/20	113	114,574
3.95%, 10/30/25	115	117,938
Oesterreichische Kontrollbank AG
1.38%, 02/10/20	650	637,357
1.50%, 10/21/20	450	437,674
1.75%, 01/24/20	25	24,681
1.88%, 01/20/21	250	244,615
2.38%, 10/01/21	150	147,960
2.88%, 03/13/23	150	149,730
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)(e)	250	243,080
2.30%, 06/01/20 (Call 05/02/20)(e)	500	493,415
2.45%, 11/05/20 (Call 10/06/20)(e)	250	246,368
2.50%, 01/22/21 (Call 12/23/20)(e)	250	246,205
2.70%, 11/01/22 (Call 10/01/22)(e)	300	290,307
3.25%, 06/01/25 (Call 05/02/25)(e)	250	243,593
4.20%, 11/01/25 (Call 10/02/25)(e)	500	512,580
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(e)	150	143,012
3.30%, 03/08/22 (Call 02/06/22)(e)	400	399,616
3.90%, 04/29/24 (Call 03/29/24)(e)	250	251,435
4.38%, 08/11/20(e)	400	410,820
RBC USA Holdco Corp., 5.25%, 09/15/20	300	314,199
Regions Financial Corp., 3.20%, 02/08/21 (Call 01/08/21)	275	274,807
Royal Bank of Canada
2.13%, 03/02/20	200	197,244
2.15%, 03/06/20	225	222,062
2.35%, 10/30/20	494	485,829
3.20%, 04/30/21	250	250,552
4.65%, 01/27/26	450	457,951
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	550	538,230
4.80%, 04/05/26	450	454,266
6.40%, 10/21/19	250	260,897
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	150	148,806
3.70%, 03/28/22 (Call 02/28/22)	50	49,456
4.40%, 07/13/27 (Call 06/13/27)	170	164,110
4.50%, 07/17/25 (Call 04/17/25)	415	410,140
Santander UK Group Holdings PLC
2.88%, 10/16/20	300	296,994
2.88%, 08/05/21	250	243,975
3.13%, 01/08/21	345	341,533
3.57%, 01/10/23 (Call 01/10/22)	100	97,679
3.82%, 11/03/28 (Call 11/03/27)(c)(d)	200	184,426
Santander UK PLC
2.13%, 11/03/20	200	194,846
2.38%, 03/16/20	525	518,296
3.40%, 06/01/21	250	250,040
4.00%, 03/13/24	365	367,792
Skandinaviska Enskilda Banken AB
1.88%, 09/13/21	250	239,435
2.30%, 03/11/20	500	493,535

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
State Street Corp.
1.95%, 05/19/21	$ 160	$ 156,027
2.65%, 05/19/26	345	322,854
3.55%, 08/18/25	400	400,516
3.70%, 11/20/23	325	331,224
4.38%, 03/07/21	300	310,917
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	500	496,335
2.45%, 01/16/20	1,150	1,138,132
2.45%, 10/20/20	500	490,895
3.65%, 07/23/25	250	249,717
Sumitomo Mitsui Financial Group Inc.
2.06%, 07/14/21	5	4,813
2.78%, 10/18/22	255	247,309
2.85%, 01/11/22	250	245,088
2.93%, 03/09/21	375	371,505
3.01%, 10/19/26	250	235,050
3.10%, 01/17/23	100	98,086
3.35%, 10/18/27(a)	535	514,076
3.36%, 07/12/27	250	240,773
3.45%, 01/11/27	650	631,085
3.54%, 01/17/28	110	107,294
3.78%, 03/09/26	325	323,697
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	350	337,634
3.00%, 02/02/23 (Call 01/02/23)	150	147,395
3.30%, 05/15/26 (Call 04/15/26)	250	237,550
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	380	370,827
2.90%, 03/03/21 (Call 02/03/21)	240	237,826
4.00%, 05/01/25 (Call 03/01/25)	200	202,274
SVB Financial Group, 3.50%, 01/29/25	200	194,380
Svenska Handelsbanken AB
1.50%, 09/06/19	250	246,185
1.88%, 09/07/21	250	239,445
2.40%, 10/01/20	250	246,095
2.45%, 03/30/21	250	245,003
3.35%, 05/24/21	250	251,112
Synchrony Bank, 3.65%, 05/24/21 (Call 04/24/21)	250	250,775
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	115	110,750
Toronto-Dominion Bank (The)
1.80%, 07/13/21	575	552,799
1.90%, 10/24/19	550	544,472
2.13%, 07/02/19	400	398,140
2.13%, 04/07/21	675	656,316
2.25%, 11/05/19	300	298,347
2.50%, 12/14/20	275	271,472
2.55%, 01/25/21	250	246,965
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	250	246,218
2.95%, 07/15/22 (Call 06/15/22)	286	280,858
3.10%, 04/27/26 (Call 03/27/26)	385	364,703
3.60%, 09/11/24 (Call 08/11/24)	275	273,229
3.70%, 01/30/24 (Call 12/29/23)	175	177,496
3.90%, 04/26/28 (Call 03/24/28)	150	152,622
4.13%, 05/24/21 (Call 04/23/21)	100	103,213
Series V, 2.38%, 07/22/26 (Call 06/22/26)	250	227,513
Series V, 2.63%, 01/24/22 (Call 12/23/21)	265	260,635
Series X, 3.15%, 04/27/27 (Call 03/27/27)	100	96,162
Security	Par(000)	Value
Banks (continued)
U.S. Bank N.A./Cincinnati OH
2.13%, 10/28/19 (Call 09/28/19)	$ 450	$ 446,319
2.80%, 01/27/25 (Call 12/27/24)	250	238,145
2.85%, 01/23/23 (Call 12/23/22)	350	344,942
UBS AG/Stamford CT
2.35%, 03/26/20	500	494,225
2.38%, 08/14/19	500	497,610
Wells Fargo & Co.
2.10%, 07/26/21	850	818,873
2.50%, 03/04/21	740	725,326
2.55%, 12/07/20	410	404,244
2.60%, 07/22/20	799	789,947
3.00%, 02/19/25	600	567,084
3.00%, 04/22/26	925	864,292
3.00%, 10/23/26	575	533,830
3.07%, 01/24/23 (Call 01/24/22)	150	146,088
3.30%, 09/09/24	440	425,295
3.50%, 03/08/22	325	325,435
3.55%, 09/29/25	826	803,731
3.58%, 05/22/28 (Call 05/22/27)(c)(d)	460	439,990
4.10%, 06/03/26	635	625,685
4.30%, 07/22/27	275	272,401
4.48%, 01/16/24	300	307,893
4.60%, 04/01/21	555	574,042
Series M, 3.45%, 02/13/23	475	466,939
Series N, 2.15%, 01/30/20	600	592,254
Wells Fargo Bank N.A.
2.15%, 12/06/19	500	495,260
2.40%, 01/15/20	250	248,010
2.60%, 01/15/21	250	246,325
Westpac Banking Corp.
1.60%, 08/19/19	325	320,395
2.00%, 08/19/21	250	240,720
2.10%, 05/13/21	355	344,283
2.15%, 03/06/20	250	246,560
2.30%, 05/26/20	100	98,844
2.50%, 06/28/22	300	289,791
2.60%, 11/23/20	500	494,030
2.65%, 01/25/21	100	98,752
2.70%, 08/19/26	250	230,458
2.75%, 01/11/23	250	242,553
2.80%, 01/11/22	100	98,335
2.85%, 05/13/26	310	289,648
3.05%, 05/15/20	250	250,627
3.35%, 03/08/27	300	289,509
3.40%, 01/25/28	115	110,736
3.65%, 05/15/23	250	250,615
4.88%, 11/19/19	400	411,456
		197,612,204
Beverages — 0.8%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	145	140,347
2.65%, 02/01/21 (Call 01/01/21)	1,465	1,451,419
3.30%, 02/01/23 (Call 12/01/22)	1,340	1,331,129
3.65%, 02/01/26 (Call 11/01/25)	1,840	1,812,566
3.70%, 02/01/24	500	503,885
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	750	727,110
3.50%, 01/12/24 (Call 12/12/23)	55	54,885
4.00%, 04/13/28 (Call 01/13/28)	90	90,141

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Beverages (continued)
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	$ 150	$ 148,256
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	125	123,035
Coca-Cola Co. (The)
1.55%, 09/01/21	450	432,148
1.88%, 10/27/20	250	245,027
2.25%, 09/01/26	165	150,171
2.45%, 11/01/20	350	347,949
2.55%, 06/01/26	125	116,979
2.88%, 10/27/25	300	288,633
2.90%, 05/25/27	200	190,684
3.15%, 11/15/20	69	69,726
3.20%, 11/01/23	320	321,418
3.30%, 09/01/21	255	258,723
Constellation Brands Inc.
2.70%, 05/09/22 (Call 04/09/22)	250	242,932
3.20%, 02/15/23 (Call 01/15/23)	150	147,393
3.70%, 12/06/26 (Call 09/06/26)	565	548,886
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	150	145,772
3.50%, 09/18/23 (Call 08/18/23)	200	201,844
3.88%, 05/18/28 (Call 02/18/28)	200	203,612
Diageo Investment Corp., 2.88%, 05/11/22	325	321,321
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	255	223,398
3.13%, 12/15/23 (Call 10/15/23)	250	240,372
Maple Escrow Subsidiary Inc.
3.55%, 05/25/21(b)	135	135,693
4.06%, 05/25/23 (Call 04/25/23)(b)	130	130,917
4.42%, 05/25/25 (Call 03/25/25)(b)	95	95,933
4.60%, 05/25/28 (Call 02/25/28)(b)	335	337,512
Molson Coors Brewing Co.
1.45%, 07/15/19	25	24,583
2.10%, 07/15/21 (Call 06/15/21)	650	625,137
3.00%, 07/15/26 (Call 04/15/26)	340	310,495
PepsiCo Inc.
1.35%, 10/04/19	255	251,155
2.15%, 10/14/20 (Call 09/14/20)	600	591,750
2.25%, 05/02/22 (Call 04/02/22)	400	388,504
2.38%, 10/06/26 (Call 07/06/26)	390	357,244
2.75%, 03/05/22	400	397,316
2.75%, 03/01/23	20	19,693
2.75%, 04/30/25 (Call 01/30/25)	100	95,549
2.85%, 02/24/26 (Call 11/24/25)	300	286,323
3.00%, 08/25/21	201	202,292
3.10%, 07/17/22 (Call 05/17/22)	50	50,105
3.13%, 11/01/20	200	201,912
3.60%, 03/01/24 (Call 12/01/23)	525	533,515
		16,115,389
Biotechnology — 0.5%
Amgen Inc.
1.85%, 08/19/21 (Call 07/19/21)	180	172,832
2.13%, 05/01/20 (Call 04/01/20)	300	295,701
2.20%, 05/11/20	50	49,325
2.60%, 08/19/26 (Call 05/19/26)	340	308,584
2.65%, 05/11/22 (Call 04/11/22)	190	184,743
3.13%, 05/01/25 (Call 02/01/25)	25	24,025
3.45%, 10/01/20	15	15,158
3.63%, 05/22/24 (Call 02/22/24)	600	600,804
3.88%, 11/15/21 (Call 08/15/21)	795	812,077
Security	Par(000)	Value
Biotechnology (continued)
4.10%, 06/15/21 (Call 03/15/21)	$ 100	$ 102,739
4.50%, 03/15/20	200	205,838
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	250	247,595
4.00%, 06/23/25 (Call 03/23/25)	500	490,170
Biogen Inc.
2.90%, 09/15/20	280	278,936
3.63%, 09/15/22	25	25,140
4.05%, 09/15/25 (Call 06/15/25)	482	487,663
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	165	171,300
Celgene Corp.
2.25%, 08/15/21	200	193,254
2.88%, 08/15/20	100	99,409
3.25%, 08/15/22	260	255,952
3.55%, 08/15/22	75	74,717
3.63%, 05/15/24 (Call 02/15/24)	150	147,171
3.88%, 08/15/25 (Call 05/15/25)	515	505,241
3.90%, 02/20/28 (Call 11/20/27)	250	240,810
3.95%, 10/15/20	245	249,275
4.00%, 08/15/23	250	253,170
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	170	162,391
2.55%, 09/01/20	990	982,357
2.95%, 03/01/27 (Call 12/01/26)(a)	170	159,474
3.25%, 09/01/22 (Call 07/01/22)	205	204,865
3.50%, 02/01/25 (Call 11/01/24)	600	594,144
3.65%, 03/01/26 (Call 12/01/25)	325	322,432
3.70%, 04/01/24 (Call 01/01/24)	374	376,872
4.50%, 04/01/21 (Call 01/01/21)	100	103,582
		9,397,746
Building Materials — 0.1%
Fortune Brands Home & Security Inc., 3.00%, 06/15/20 (Call 05/15/20)	100	99,346
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(f)	25	24,767
3.75%, 12/01/21 (Call 09/01/21)	200	202,440
3.90%, 02/14/26 (Call 11/14/25)	100	99,148
4.25%, 03/01/21	36	36,883
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	80	76,504
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	250	234,377
Masco Corp.
3.50%, 04/01/21 (Call 03/01/21)	50	50,050
4.38%, 04/01/26 (Call 01/01/26)	115	115,436
4.45%, 04/01/25 (Call 01/01/25)	250	254,615
Owens Corning
4.20%, 12/15/22 (Call 09/15/22)	150	152,496
4.20%, 12/01/24 (Call 09/01/24)	250	250,090
		1,596,152
Chemicals — 0.5%
Air Products & Chemicals Inc., 3.35%, 07/31/24 (Call 04/30/24)	250	250,182
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	125	126,234
Cabot Corp., 3.70%, 07/15/22	130	129,455
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	85	87,542
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	295	289,628
3.50%, 10/01/24 (Call 07/01/24)	240	235,368

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Chemicals (continued)
4.13%, 11/15/21 (Call 08/15/21)	$ 120	$ 123,005
4.25%, 11/15/20 (Call 08/15/20)	405	416,121
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	195	194,095
3.60%, 08/15/22 (Call 05/15/22)	195	195,579
3.80%, 03/15/25 (Call 12/15/24)	125	125,343
EI du Pont de Nemours & Co.
2.80%, 02/15/23	365	355,364
3.63%, 01/15/21	225	228,622
4.25%, 04/01/21	400	412,088
4.63%, 01/15/20	225	231,572
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	90	90,682
LYB International Finance BV, 4.00%, 07/15/23	50	50,571
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	165	156,697
LyondellBasell Industries NV
5.75%, 04/15/24 (Call 01/15/24)	250	272,340
6.00%, 11/15/21 (Call 08/17/21)	425	458,039
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	200	198,162
Monsanto Co.
2.13%, 07/15/19	275	272,847
3.38%, 07/15/24 (Call 04/15/24)	235	227,948
Mosaic Co. (The)
3.75%, 11/15/21 (Call 08/15/21)	250	249,715
4.25%, 11/15/23 (Call 08/15/23)	200	202,526
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	150	139,727
3.15%, 10/01/22 (Call 07/01/22)	150	146,676
3.50%, 06/01/23 (Call 03/01/23)	125	122,964
3.63%, 03/15/24 (Call 12/15/23)	219	214,506
4.00%, 12/15/26 (Call 09/15/26)	150	147,113
6.50%, 05/15/19	125	128,898
PPG Industries Inc.
2.30%, 11/15/19 (Call 10/15/19)	150	149,025
3.20%, 03/15/23 (Call 02/15/23)	50	49,701
3.60%, 11/15/20	200	202,846
3.75%, 03/15/28 (Call 12/15/27)	100	99,315
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	100	96,300
2.65%, 02/05/25 (Call 11/05/24)	70	66,638
2.70%, 02/21/23 (Call 11/21/22)	75	73,167
3.00%, 09/01/21	100	99,910
3.20%, 01/30/26 (Call 10/30/25)	25	24,468
4.05%, 03/15/21	100	102,862
4.50%, 08/15/19	256	261,855
RPM International Inc., 3.75%, 03/15/27 (Call 12/15/26)	100	96,051
Sherwin-Williams Co. (The)
2.25%, 05/15/20	200	196,964
2.75%, 06/01/22 (Call 05/01/22)	385	374,478
3.45%, 06/01/27 (Call 03/01/27)	200	190,304
4.20%, 01/15/22 (Call 10/15/21)	150	153,406
Syngenta Finance NV, 3.13%, 03/28/22	400	381,560
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	360	344,952
		9,443,411
Commercial Services — 0.2%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	415	410,908
3.38%, 09/15/25 (Call 06/15/25)	165	164,814
Block Financial LLC, 4.13%, 10/01/20 (Call 09/01/20)	475	480,994
Security	Par(000)	Value
Commercial Services (continued)
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	$ 120	$ 115,884
2.70%, 11/01/26 (Call 08/01/26)	325	302,211
3.25%, 01/14/23 (Call 11/14/22)	315	313,510
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	200	196,386
Moody's Corp.
2.63%, 01/15/23 (Call 12/15/22)	265	255,643
4.88%, 02/15/24 (Call 11/15/23)	300	316,509
5.50%, 09/01/20	170	178,522
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	495	461,488
3.30%, 08/14/20 (Call 07/14/20)	85	85,405
Total System Services Inc., 4.80%, 04/01/26 (Call 01/01/26)	90	93,457
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	250	247,703
5.80%, 05/01/21	105	111,826
Western Union Co. (The), 5.25%, 04/01/20	66	68,169
		3,803,429
Computers — 1.0%
Apple Inc.
1.10%, 08/02/19	50	49,239
1.50%, 09/12/19	100	98,839
1.55%, 02/07/20	200	196,510
1.55%, 08/04/21 (Call 07/04/21)	465	446,879
1.90%, 02/07/20	100	98,928
2.00%, 11/13/20	250	245,920
2.15%, 02/09/22	300	291,744
2.25%, 02/23/21 (Call 01/23/21)	930	916,766
2.30%, 05/11/22 (Call 04/11/22)	200	195,072
2.40%, 01/13/23 (Call 12/13/22)	250	242,528
2.40%, 05/03/23	415	401,264
2.45%, 08/04/26 (Call 05/04/26)	30	27,721
2.50%, 02/09/22 (Call 01/09/22)	365	359,452
2.50%, 02/09/25	185	174,905
2.70%, 05/13/22	1,000	990,500
2.75%, 01/13/25 (Call 11/13/24)	265	254,927
2.85%, 05/06/21	850	851,742
2.85%, 02/23/23 (Call 12/23/22)	650	643,357
2.90%, 09/12/27 (Call 06/12/27)	500	475,165
3.00%, 02/09/24 (Call 12/09/23)	5	4,920
3.20%, 05/13/25	690	679,781
3.20%, 05/11/27 (Call 02/11/27)	745	724,162
3.25%, 02/23/26 (Call 11/23/25)	660	647,632
3.35%, 02/09/27 (Call 11/09/26)	330	325,591
3.45%, 05/06/24	702	707,118
Dell International LLC/EMC Corp.
3.48%, 06/01/19(b)	100	100,380
4.42%, 06/15/21 (Call 05/15/21)(b)	1,390	1,415,604
5.45%, 06/15/23 (Call 04/15/23)(b)	1,025	1,078,987
6.02%, 06/15/26 (Call 03/15/26)(b)	620	655,687
DXC Technology Co., 4.25%, 04/15/24 (Call 02/15/24)	175	176,453
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	800	806,984
4.40%, 10/15/22 (Call 08/15/22)	315	325,212
4.90%, 10/15/25 (Call 07/15/25)	420	432,331
HP Inc., 4.05%, 09/15/22	164	167,347

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Computers (continued)
IBM Credit LLC
1.80%, 01/20/21	$ 100	$ 97,257
2.65%, 02/05/21	200	198,672
3.00%, 02/06/23	100	98,769
International Business Machines Corp.
1.63%, 05/15/20	500	489,295
1.88%, 08/01/22	300	285,009
2.88%, 11/09/22	450	443,965
2.90%, 11/01/21	450	446,427
3.38%, 08/01/23	400	400,496
3.45%, 02/19/26	500	496,860
3.63%, 02/12/24	300	304,002
NetApp Inc.
3.30%, 09/29/24 (Call 07/29/24)	72	69,158
3.38%, 06/15/21 (Call 04/15/21)	60	59,708
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	75	74,036
4.75%, 06/01/23	325	320,249
4.75%, 01/01/25	75	72,045
4.88%, 03/01/24 (Call 01/01/24)	250	244,460
4.88%, 06/01/27 (Call 03/01/27)	25	23,352
		19,333,407
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.25%, 11/15/22	250	242,382
2.30%, 05/03/22	275	269,448
2.45%, 11/15/21	200	197,430
Estee Lauder Companies Inc. (The)
1.70%, 05/10/21 (Call 04/10/21)	90	86,888
3.15%, 03/15/27 (Call 12/15/26)	155	150,561
Procter & Gamble Co. (The)
1.70%, 11/03/21	210	202,209
1.90%, 11/01/19	125	123,908
1.90%, 10/23/20	250	245,482
2.30%, 02/06/22	625	611,756
2.45%, 11/03/26	125	116,455
2.70%, 02/02/26	160	152,563
2.85%, 08/11/27	250	239,503
Unilever Capital Corp.
1.38%, 07/28/21	250	237,950
2.00%, 07/28/26	250	222,705
2.20%, 05/05/22 (Call 04/05/22)	250	241,510
2.90%, 05/05/27 (Call 02/05/27)	250	237,305
4.25%, 02/10/21	250	258,562
		3,836,617
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.88%, 01/23/28 (Call 10/23/27)	200	186,646
3.95%, 02/01/22 (Call 01/01/22)	500	500,905
4.25%, 07/01/20	250	254,295
4.50%, 05/15/21	300	307,035
4.63%, 10/30/20	350	358,809
Affiliated Managers Group Inc.
3.50%, 08/01/25	150	145,956
4.25%, 02/15/24	100	102,444
Air Lease Corp.
2.13%, 01/15/20	115	113,007
2.50%, 03/01/21	75	73,429
2.63%, 07/01/22 (Call 06/01/22)	165	158,355
Security	Par(000)	Value
Diversified Financial Services (continued)
2.75%, 01/15/23 (Call 12/15/22)	$ 115	$ 109,881
3.00%, 09/15/23 (Call 07/15/23)	170	162,102
3.25%, 03/01/25 (Call 01/01/25)	50	46,884
3.38%, 06/01/21 (Call 05/01/21)	110	109,678
3.63%, 04/01/27 (Call 01/01/27)	80	74,653
3.63%, 12/01/27 (Call 09/01/27)	100	92,981
3.75%, 02/01/22 (Call 12/01/21)	50	50,197
4.25%, 09/15/24 (Call 06/15/24)	250	251,662
4.75%, 03/01/20	150	153,681
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	500	480,825
2.65%, 12/02/22	800	772,256
3.38%, 05/17/21 (Call 04/17/21)	200	200,404
3.63%, 12/05/24 (Call 11/04/24)	150	147,764
American Express Credit Corp.
1.70%, 10/30/19 (Call 09/30/19)	150	147,929
2.25%, 08/15/19	450	448,245
2.25%, 05/05/21 (Call 04/04/21)	755	736,729
2.38%, 05/26/20 (Call 04/25/20)	460	454,393
2.70%, 03/03/22 (Call 01/31/22)	260	254,964
3.30%, 05/03/27 (Call 04/03/27)	150	144,758
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	120	111,974
4.00%, 10/15/23	390	400,885
5.30%, 03/15/20	240	249,254
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	250	239,135
4.25%, 06/02/26 (Call 03/02/26)	100	99,116
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)	25	24,983
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	100	97,308
3.00%, 03/10/25 (Call 12/10/24)	80	77,245
3.20%, 03/02/27 (Call 12/02/26)	215	207,574
3.20%, 01/25/28 (Call 10/25/27)	125	119,851
3.25%, 05/21/21 (Call 04/21/21)	185	185,997
3.85%, 05/21/25 (Call 03/21/25)	250	253,822
4.45%, 07/22/20	347	358,163
CME Group Inc.
3.00%, 09/15/22	225	223,079
3.00%, 03/15/25 (Call 12/15/24)	215	209,307
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	150	145,137
3.85%, 11/21/22	475	474,311
3.95%, 11/06/24 (Call 08/06/24)	200	196,764
4.10%, 02/09/27 (Call 11/09/26)	35	33,910
E*TRADE Financial Corp., 2.95%, 08/24/22 (Call 07/24/22)	90	87,742
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	250	244,917
Franklin Resources Inc.
2.80%, 09/15/22	250	244,402
2.85%, 03/30/25	100	95,462
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	816	799,166
3.37%, 11/15/25	550	528,495
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)(b)	150	146,949
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	350	348,145
3.10%, 09/15/27 (Call 06/15/27)	125	118,626
3.75%, 12/01/25 (Call 09/01/25)	365	366,277
4.00%, 10/15/23	140	143,339

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Diversified Financial Services (continued)
International Lease Finance Corp.
5.88%, 08/15/22	$ 150	$ 160,350
8.25%, 12/15/20	200	222,290
8.63%, 01/15/22	100	115,473
Invesco Finance PLC
3.13%, 11/30/22	150	148,235
4.00%, 01/30/24	230	235,354
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	175	180,653
Jefferies Group LLC
5.13%, 01/20/23	140	146,839
6.88%, 04/15/21	250	271,787
8.50%, 07/15/19	25	26,456
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.85%, 01/15/27	230	228,089
Lazard Group LLC
3.75%, 02/13/25	280	273,204
4.25%, 11/14/20	200	204,488
Legg Mason Inc., 4.75%, 03/15/26	35	36,364
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	140	135,122
3.38%, 04/01/24	315	316,295
3.50%, 02/26/28 (Call 11/26/27)	70	70,456
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	150	145,167
4.25%, 06/01/24 (Call 03/01/24)	150	152,228
5.55%, 01/15/20	180	187,011
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	250	245,942
2.30%, 11/15/19 (Call 10/15/19)	225	223,488
2.30%, 11/01/20 (Call 10/01/20)	200	196,822
2.40%, 04/25/22 (Call 03/25/22)	100	97,033
2.70%, 02/15/23 (Call 12/15/22)	200	194,930
3.05%, 02/15/22 (Call 11/15/21)	200	199,098
3.25%, 11/01/25 (Call 08/01/25)	160	156,634
3.40%, 11/15/23 (Call 08/15/23)	150	150,663
3.40%, 02/07/28 (Call 11/07/27)	250	244,567
Nomura Holdings Inc., 6.70%, 03/04/20	325	344,243
ORIX Corp.
2.90%, 07/18/22	65	63,176
3.25%, 12/04/24	330	317,628
Raymond James Financial Inc., 3.63%, 09/15/26	150	145,380
Stifel Financial Corp., 4.25%, 07/18/24	195	195,047
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	375	374,959
3.70%, 08/04/26 (Call 05/04/26)	275	254,826
4.25%, 08/15/24 (Call 05/15/24)	300	296,175
4.50%, 07/23/25 (Call 04/24/25)	350	346,489
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	415	409,846
3.30%, 04/01/27 (Call 01/01/27)	35	33,894
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	10	9,627
2.20%, 12/14/20 (Call 11/14/20)	730	718,291
2.75%, 09/15/27 (Call 06/15/27)	110	103,364
2.80%, 12/14/22 (Call 10/14/22)	670	660,988
3.15%, 12/14/25 (Call 09/14/25)	502	491,754
		23,602,927
Electric — 1.4%
AEP Texas Inc., 2.40%, 10/01/22 (Call 09/01/22)	250	239,825
Security	Par(000)	Value
Electric (continued)
AEP Transmission Co. LLC, 3.10%, 12/01/26 (Call 09/01/26)	$ 155	$ 149,330
Ameren Corp., 2.70%, 11/15/20 (Call 10/15/20)	125	123,579
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	175	170,994
3.80%, 05/15/28 (Call 02/15/28)	25	25,371
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	175	171,353
Arizona Public Service Co., 2.95%, 09/15/27 (Call 06/15/27)	145	136,301
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	62	59,957
Berkshire Hathaway Energy Co.
2.40%, 02/01/20 (Call 01/01/20)	130	129,098
3.75%, 11/15/23 (Call 08/15/23)	70	71,030
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	400	409,128
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	100	96,157
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	275	262,600
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	35	33,702
CMS Energy Corp., 6.25%, 02/01/20	300	314,919
Commonwealth Edison Co., 2.95%, 08/15/27 (Call 05/15/27)	160	152,016
Consolidated Edison Co. of New York Inc., 3.80%, 05/15/28 (Call 02/15/28)	80	81,306
Consumers Energy Co.
2.85%, 05/15/22 (Call 02/15/22)	50	49,343
3.38%, 08/15/23 (Call 05/15/23)	225	225,751
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	300	297,555
3.90%, 10/01/25 (Call 07/01/25)	125	123,866
4.45%, 03/15/21	200	205,386
5.20%, 08/15/19	250	256,400
Series B, 2.75%, 01/15/22 (Call 12/15/21)	250	243,237
Series C, 2.00%, 08/15/21 (Call 07/15/21)	115	110,118
DTE Electric Co., 3.45%, 10/01/20 (Call 07/01/20)	270	273,008
DTE Energy Co.
1.50%, 10/01/19	25	24,519
2.40%, 12/01/19 (Call 11/01/19)	55	54,382
2.85%, 10/01/26 (Call 07/01/26)	275	252,461
3.80%, 03/15/27 (Call 12/15/26)	100	98,557
Series B, 3.30%, 06/15/22 (Call 04/15/22)	225	223,382
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	275	266,505
2.95%, 12/01/26 (Call 09/01/26)	60	57,340
3.05%, 03/15/23 (Call 02/15/23)	330	327,786
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	255	243,647
2.65%, 09/01/26 (Call 06/01/26)	265	240,970
3.05%, 08/15/22 (Call 05/15/22)	150	148,178
3.15%, 08/15/27 (Call 05/15/27)	125	116,859
3.55%, 09/15/21 (Call 06/15/21)	175	176,335
3.75%, 04/15/24 (Call 01/15/24)	230	230,582
5.05%, 09/15/19	225	230,791
Duke Energy Indiana LLC, 3.75%, 07/15/20	75	76,254
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	100	98,926
3.00%, 09/15/21 (Call 06/15/21)	150	149,630
3.25%, 08/15/25 (Call 05/15/25)	215	211,072

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Edison International
2.13%, 04/15/20	$ 250	$ 245,442
2.40%, 09/15/22 (Call 08/15/22)	265	253,033
2.95%, 03/15/23 (Call 01/15/23)	250	241,917
4.13%, 03/15/28 (Call 12/15/27)	250	249,295
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	250	244,767
3.55%, 06/15/26 (Call 03/15/26)	275	261,533
Entergy Arkansas Inc.
3.70%, 06/01/24 (Call 03/01/24)	275	278,248
3.75%, 02/15/21 (Call 11/15/20)	200	203,000
Entergy Corp.
2.95%, 09/01/26 (Call 06/01/26)	325	298,759
4.00%, 07/15/22 (Call 05/15/22)	355	361,447
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	20	22,230
Entergy Louisiana LLC, 2.40%, 10/01/26 (Call 07/01/26)	30	27,398
Eversource Energy
Series K, 2.75%, 03/15/22 (Call 02/15/22)	50	48,977
Series M, 3.30%, 01/15/28 (Call 10/15/27)	75	71,294
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	505	502,162
3.40%, 04/15/26 (Call 01/15/26)	125	119,845
3.50%, 06/01/22 (Call 05/01/22)	300	297,564
3.95%, 06/15/25 (Call 03/15/25)	300	299,595
Exelon Generation Co. LLC
2.95%, 01/15/20 (Call 12/15/19)	175	174,708
3.40%, 03/15/22 (Call 02/15/22)	150	149,652
4.00%, 10/01/20 (Call 07/01/20)	47	47,809
4.25%, 06/15/22 (Call 03/15/22)	305	312,820
FirstEnergy Corp.
Series A, 2.85%, 07/15/22 (Call 05/15/22)	95	92,213
Series B, 3.90%, 07/15/27 (Call 04/15/27)	160	156,638
Series B, 4.25%, 03/15/23 (Call 12/15/22)	100	101,904
Florida Power & Light Co., 3.25%, 06/01/24 (Call 12/01/23)	150	149,752
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	365	335,023
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	175	166,957
4.25%, 12/01/19	100	101,901
Series C, 2.00%, 09/08/20	33	32,296
Great Plains Energy Inc., 4.85%, 06/01/21 (Call 03/01/21)	50	51,513
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	75	73,619
IPALCO Enterprises Inc., 3.45%, 07/15/20 (Call 06/15/20)	50	49,671
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(b)	115	111,254
3.35%, 11/15/27 (Call 08/15/27)(b)	250	235,847
Kentucky Utilities Co., 3.25%, 11/01/20 (Call 08/01/20)	50	50,406
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	200	202,580
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	180	181,426
Nevada Power Co., 2.75%, 04/15/20	150	149,778
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	50	49,651
2.70%, 09/15/19 (Call 08/15/19)	75	74,758
3.55%, 05/01/27 (Call 02/01/27)	300	288,759
4.50%, 06/01/21 (Call 03/01/21)	100	103,099
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	205	196,788
2.20%, 08/15/20 (Call 07/15/20)	220	216,509
Security	Par(000)	Value
Electric (continued)
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	$ 250	$ 241,165
3.20%, 05/15/27 (Call 02/15/27)	170	164,296
Ohio Power Co., Series M, 5.38%, 10/01/21	150	160,479
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	25	25,704
7.00%, 09/01/22	225	257,769
Pacific Gas & Electric Co.
3.25%, 06/15/23 (Call 03/15/23)	100	97,778
3.40%, 08/15/24 (Call 05/15/24)	260	252,372
3.50%, 10/01/20 (Call 07/01/20)	225	225,934
3.75%, 02/15/24 (Call 11/15/23)	200	199,474
4.25%, 05/15/21 (Call 02/15/21)	100	101,828
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)	150	149,147
3.85%, 06/15/21 (Call 03/15/21)	100	102,249
Pinnacle West Capital Corp., 2.25%, 11/30/20	250	244,290
PNM Resources Inc., 3.25%, 03/09/21	100	99,616
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	150	151,200
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	350	327,334
3.95%, 03/15/24 (Call 12/15/23)	75	75,710
4.20%, 06/15/22 (Call 03/15/22)	100	102,255
PPL Electric Utilities Corp., 3.00%, 09/15/21 (Call 06/15/21)	150	149,805
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	155	153,292
4.40%, 01/15/21 (Call 10/15/20)	175	179,303
PSEG Power LLC, 3.00%, 06/15/21 (Call 05/15/21)	250	247,922
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	175	175,647
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	60	58,194
2.25%, 09/15/26 (Call 06/15/26)	250	227,877
2.38%, 05/15/23 (Call 02/15/23)	175	167,974
3.00%, 05/15/27 (Call 02/15/27)	100	95,668
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	175	171,036
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	250	231,950
3.00%, 08/15/21	170	169,480
Sempra Energy
2.40%, 02/01/20	45	44,508
2.40%, 03/15/20 (Call 02/15/20)	70	69,178
2.88%, 10/01/22 (Call 07/01/22)	100	97,763
2.90%, 02/01/23 (Call 01/01/23)	125	122,124
3.25%, 06/15/27 (Call 03/15/27)	275	258,637
3.40%, 02/01/28 (Call 10/01/27)	100	94,846
3.55%, 06/15/24 (Call 03/15/24)	50	49,506
3.75%, 11/15/25 (Call 08/15/25)	150	148,194
4.05%, 12/01/23 (Call 09/01/23)	100	102,149
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	298	277,441
Southern Co. (The)
1.85%, 07/01/19	455	450,555
2.15%, 09/01/19 (Call 08/01/19)	350	346,755
2.35%, 07/01/21 (Call 06/01/21)	400	389,760
2.75%, 06/15/20 (Call 05/15/20)	370	367,895
2.95%, 07/01/23 (Call 05/01/23)	250	242,970
3.25%, 07/01/26 (Call 04/01/26)	500	472,990
Series B, 5.50%, 03/15/57 (Call 03/15/22)(c)(d)	75	77,382
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	100	101,052

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
TECO Finance Inc., 5.15%, 03/15/20	$ 225	$ 232,382
TransAlta Corp., 4.50%, 11/15/22 (Call 08/15/22)	175	174,743
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	96,181
UIL Holdings Corp., 4.63%, 10/01/20	120	123,821
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	175	175,758
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	100	99,324
2.95%, 11/15/26 (Call 08/15/26)	75	70,835
3.45%, 02/15/24 (Call 11/15/23)	250	249,477
Series A, 3.10%, 05/15/25 (Call 02/15/25)	250	241,562
Series A, 3.15%, 01/15/26 (Call 10/15/25)	255	245,800
Series A, 3.50%, 03/15/27 (Call 12/15/26)	75	73,858
Series A, 3.80%, 04/01/28 (Call 01/01/28)	50	50,093
Series C, 2.75%, 03/15/23 (Call 12/15/22)	125	121,463
Westar Energy Inc., 3.10%, 04/01/27 (Call 01/01/27)	45	43,108
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	200	198,848
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	170	162,229
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	200	195,908
3.30%, 06/01/25 (Call 12/01/24)	85	82,850
3.35%, 12/01/26 (Call 06/01/26)	275	266,425
4.70%, 05/15/20 (Call 11/15/19)	150	153,685
		27,302,146
Electrical Components & Equiptment — 0.0%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	375	364,320
3.15%, 06/01/25 (Call 03/01/25)	125	123,296
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	100	96,420
3.50%, 02/15/28 (Call 11/15/27)	165	158,529
		742,565
Electronics — 0.3%
Agilent Technologies Inc.
3.88%, 07/15/23 (Call 04/15/23)	250	252,065
5.00%, 07/15/20	100	103,671
Amphenol Corp.
3.13%, 09/15/21 (Call 08/15/21)	400	398,808
4.00%, 02/01/22 (Call 11/01/21)	50	51,204
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	145	136,532
3.50%, 04/01/22 (Call 02/01/22)	100	98,803
4.00%, 04/01/25 (Call 01/01/25)	200	196,122
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	25	24,777
4.88%, 12/01/22	175	180,056
5.88%, 06/15/20	150	156,840
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	135	132,179
4.25%, 08/15/20	50	51,118
Flex Ltd.
4.63%, 02/15/20	250	254,575
5.00%, 02/15/23	100	103,213
Fortive Corp.
1.80%, 06/15/19	185	182,752
2.35%, 06/15/21 (Call 05/15/21)	200	194,586
3.15%, 06/15/26 (Call 03/15/26)	305	287,237
Security	Par(000)	Value
Electronics (continued)
Honeywell International Inc.
1.80%, 10/30/19	$ 130	$ 128,635
1.85%, 11/01/21 (Call 10/01/21)	325	313,576
2.50%, 11/01/26 (Call 08/01/26)	195	180,065
3.35%, 12/01/23	250	252,622
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	100	95,979
4.70%, 09/15/22	120	123,462
5.63%, 12/15/20	275	286,137
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	250	255,567
4.60%, 04/06/27 (Call 01/06/27)	100	101,343
Legrand France SA, 8.50%, 02/15/25	115	143,641
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	225	235,350
Tech Data Corp., 4.95%, 02/15/27 (Call 11/16/26)	65	64,634
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	50	46,994
3.70%, 02/15/26 (Call 11/15/25)	115	114,003
		5,146,546
Engineering & Construction — 0.0%
Fluor Corp., 3.38%, 09/15/21	300	300,981
Environmental Control — 0.1%
Republic Services Inc.
2.90%, 07/01/26 (Call 04/01/26)	25	23,247
3.20%, 03/15/25 (Call 12/15/24)	215	208,440
3.38%, 11/15/27 (Call 08/15/27)	65	62,186
3.55%, 06/01/22 (Call 03/01/22)	200	201,222
3.95%, 05/15/28 (Call 02/15/28)	75	74,891
4.75%, 05/15/23 (Call 02/15/23)	150	157,822
5.00%, 03/01/20	150	155,104
5.25%, 11/15/21	245	260,472
5.50%, 09/15/19	25	25,803
Waste Management Inc.
2.40%, 05/15/23 (Call 03/15/23)	150	143,317
2.90%, 09/15/22 (Call 06/15/22)	65	63,964
3.15%, 11/15/27 (Call 08/15/27)	165	155,102
3.50%, 05/15/24 (Call 02/15/24)	250	249,452
4.60%, 03/01/21 (Call 12/01/20)	125	129,719
		1,910,741
Food — 0.5%
Campbell Soup Co.
3.30%, 03/15/21	250	249,062
3.30%, 03/19/25 (Call 12/19/24)	125	118,081
3.65%, 03/15/23 (Call 02/15/23)	100	98,307
3.95%, 03/15/25 (Call 01/15/25)	100	97,154
4.15%, 03/15/28 (Call 12/15/27)	250	239,625
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	35	34,269
General Mills Inc.
2.20%, 10/21/19	250	247,537
2.60%, 10/12/22 (Call 09/12/22)	250	240,052
3.20%, 04/16/21	30	29,969
3.20%, 02/10/27 (Call 11/10/26)	105	97,013
3.65%, 02/15/24 (Call 11/15/23)	250	250,642
4.00%, 04/17/25 (Call 02/17/25)	125	124,680
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	150	136,179
2.90%, 05/15/20	40	40,083
3.10%, 05/15/21	100	100,522

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Food (continued)
3.38%, 05/15/23 (Call 04/15/23)	$ 100	$ 100,638
4.13%, 12/01/20	250	258,087
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	110	103,861
4.63%, 11/01/20	50	51,588
JM Smucker Co. (The)
2.50%, 03/15/20	75	74,323
3.50%, 03/15/25	500	485,120
Kellogg Co.
2.65%, 12/01/23	225	213,829
3.25%, 05/14/21	195	195,509
3.25%, 04/01/26	165	155,691
3.40%, 11/15/27 (Call 08/15/27)	100	93,670
4.00%, 12/15/20	170	173,915
4.30%, 05/15/28 (Call 02/15/28)	250	251,050
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	325	323,099
3.00%, 06/01/26 (Call 03/01/26)	290	264,654
3.50%, 06/06/22	450	448,812
3.50%, 07/15/22 (Call 05/15/22)	300	298,500
3.95%, 07/15/25 (Call 04/15/25)	380	374,828
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	240	236,330
2.65%, 10/15/26 (Call 07/15/26)(a)	250	222,633
2.80%, 08/01/22 (Call 07/01/22)	80	77,650
2.95%, 11/01/21 (Call 10/01/21)	150	148,200
3.30%, 01/15/21 (Call 12/15/20)	275	275,817
3.85%, 08/01/23 (Call 05/01/23)	150	152,141
4.00%, 02/01/24 (Call 11/01/23)	175	176,804
McCormick & Co. Inc./MD
2.70%, 08/15/22 (Call 07/15/22)	115	111,327
3.40%, 08/15/27 (Call 05/15/27)	250	236,387
Mondelez International Inc.
3.00%, 05/07/20	200	200,168
3.63%, 05/07/23 (Call 04/07/23)	200	200,664
4.13%, 05/07/28 (Call 02/07/28)	200	200,168
Sysco Corp.
2.60%, 10/01/20 (Call 09/01/20)	115	114,147
2.60%, 06/12/22	200	194,290
3.25%, 07/15/27 (Call 04/15/27)	325	307,746
3.30%, 07/15/26 (Call 04/15/26)	135	129,155
3.55%, 03/15/25 (Call 01/15/25)	250	246,652
Tyson Foods Inc.
2.65%, 08/15/19 (Call 07/15/19)	250	249,517
3.55%, 06/02/27 (Call 03/02/27)	275	262,331
3.95%, 08/15/24 (Call 05/15/24)	297	298,702
4.50%, 06/15/22 (Call 03/15/22)	260	269,188
		10,280,366
Forest Products & Paper — 0.1%
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	100	102,341
Fibria Overseas Finance Ltd., 5.25%, 05/12/24(a)	425	430,164
Georgia-Pacific LLC, 8.00%, 01/15/24	115	140,057
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	200	182,268
3.65%, 06/15/24 (Call 03/15/24)	350	346,210
4.75%, 02/15/22 (Call 11/15/21)	150	156,372
		1,357,412
Gas — 0.1%
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	15	14,346
Security	Par(000)	Value
Gas (continued)
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	$ 250	$ 249,262
4.00%, 04/01/28 (Call 01/01/28)	250	247,803
4.50%, 01/15/21 (Call 10/15/20)	125	128,263
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	50	49,624
2.80%, 11/15/20 (Call 10/15/20)	410	406,888
3.60%, 12/15/24 (Call 09/15/24)	150	148,904
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	300	297,417
5.20%, 07/15/25 (Call 04/15/25)	125	128,406
NiSource Inc., 3.49%, 05/15/27 (Call 02/15/27)	395	380,661
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	25	25,146
Southern California Gas Co., Series TT, 2.60%, 06/15/26 (Call 03/15/26)	38	35,604
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	150	140,892
3.50%, 09/15/21 (Call 06/15/21)	35	34,985
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	50	49,864
		2,338,065
Hand & Machine Tools — 0.0%
Kennametal Inc., 2.65%, 11/01/19 (Call 10/01/19)	125	124,235
Stanley Black & Decker Inc.
2.90%, 11/01/22	50	49,347
3.40%, 12/01/21 (Call 09/01/21)	155	156,565
		330,147
Health Care - Products — 0.6%
Abbott Laboratories
2.00%, 03/15/20	100	98,471
2.35%, 11/22/19	107	106,276
2.55%, 03/15/22	250	243,135
2.80%, 09/15/20 (Call 08/15/20)	345	342,923
2.90%, 11/30/21 (Call 10/30/21)	65	64,293
2.95%, 03/15/25 (Call 12/15/24)	200	190,040
3.25%, 04/15/23 (Call 01/15/23)	90	89,037
3.40%, 11/30/23 (Call 09/30/23)	450	446,769
3.75%, 11/30/26 (Call 08/30/26)	725	717,431
3.88%, 09/15/25 (Call 06/15/25)	45	45,079
Baxter International Inc., 2.60%, 08/15/26 (Call 05/15/26)	230	209,877
Becton Dickinson and Co.
2.13%, 06/06/19	75	74,374
2.68%, 12/15/19	250	248,712
2.89%, 06/06/22 (Call 05/06/22)	200	194,360
3.13%, 11/08/21	350	346,962
3.25%, 11/12/20	350	348,901
3.36%, 06/06/24 (Call 04/06/24)	215	207,879
3.70%, 06/06/27 (Call 03/06/27)	375	357,630
3.73%, 12/15/24 (Call 09/15/24)	358	351,284
Boston Scientific Corp.
3.85%, 05/15/25	175	174,535
4.00%, 03/01/28 (Call 12/01/27)	250	247,112
6.00%, 01/15/20	300	313,182
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	300	299,742
Life Technologies Corp., 6.00%, 03/01/20	365	381,834
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	185	181,992

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Products (continued)
Medtronic Inc.
2.50%, 03/15/20	$ 700	$ 696,752
3.13%, 03/15/22 (Call 12/15/21)	300	299,724
3.15%, 03/15/22	565	564,780
3.50%, 03/15/25	350	349,559
3.63%, 03/15/24 (Call 12/15/23)	250	252,085
4.13%, 03/15/21 (Call 12/15/20)	400	410,688
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)	555	548,945
3.38%, 05/15/24 (Call 02/15/24)	100	99,283
3.38%, 11/01/25 (Call 08/01/25)	120	117,977
3.50%, 03/15/26 (Call 12/15/25)	35	34,455
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	210	195,573
3.00%, 04/15/23 (Call 02/15/23)	120	117,151
3.15%, 01/15/23 (Call 10/15/22)	275	270,666
3.20%, 08/15/27 (Call 05/15/27)	200	188,188
3.60%, 08/15/21 (Call 05/15/21)	300	302,748
3.65%, 12/15/25 (Call 09/15/25)	120	118,428
4.15%, 02/01/24 (Call 11/01/23)	250	254,940
4.50%, 03/01/21	50	51,823
Zimmer Biomet Holdings Inc.
2.70%, 04/01/20 (Call 03/01/20)	350	347,466
3.15%, 04/01/22 (Call 02/01/22)	200	197,498
3.38%, 11/30/21 (Call 08/30/21)	100	99,517
3.55%, 04/01/25 (Call 01/01/25)	400	385,120
3.70%, 03/19/23 (Call 02/19/23)	95	94,694
		12,279,890
Health Care - Services — 0.4%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	155	150,034
2.80%, 06/15/23 (Call 04/15/23)	210	201,613
3.50%, 11/15/24 (Call 08/15/24)	215	210,281
4.13%, 06/01/21 (Call 03/01/21)	125	127,588
Anthem Inc.
2.25%, 08/15/19	200	198,462
2.50%, 11/21/20	25	24,625
2.95%, 12/01/22 (Call 11/01/22)	250	243,665
3.13%, 05/15/22	50	49,258
3.30%, 01/15/23	350	346,027
3.35%, 12/01/24 (Call 10/01/24)	95	92,047
3.50%, 08/15/24 (Call 05/15/24)	150	146,732
3.70%, 08/15/21 (Call 05/15/21)	225	227,317
4.10%, 03/01/28 (Call 12/01/27)	185	182,773
4.35%, 08/15/20	100	102,565
Catholic Health Initiatives, 2.95%, 11/01/22	215	208,440
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	365	331,453
3.25%, 04/15/25 (Call 01/15/25)	100	94,893
4.00%, 02/15/22 (Call 11/15/21)	100	101,794
4.50%, 03/15/21 (Call 12/15/20)	140	143,734
5.13%, 06/15/20	50	51,888
Coventry Health Care Inc., 5.45%, 06/15/21 (Call 03/15/21)	150	158,317
Dignity Health, 2.64%, 11/01/19	100	99,370
Howard Hughes Medical Institute, 3.50%, 09/01/23	275	279,309
Humana Inc.
2.50%, 12/15/20	65	63,855
2.63%, 10/01/19	45	44,792
2.90%, 12/15/22 (Call 11/15/22)	30	29,265
3.15%, 12/01/22 (Call 09/01/22)	143	141,032
Security	Par(000)	Value
Health Care - Services (continued)
3.85%, 10/01/24 (Call 07/01/24)	$ 175	$ 174,932
3.95%, 03/15/27 (Call 12/15/26)	185	182,676
Laboratory Corp. of America Holdings
3.20%, 02/01/22	125	123,789
3.60%, 02/01/25 (Call 11/01/24)	365	358,415
3.60%, 09/01/27 (Call 06/01/27)	25	23,924
3.75%, 08/23/22 (Call 05/23/22)	300	302,295
Quest Diagnostics Inc.
3.50%, 03/30/25 (Call 12/30/24)	200	195,072
4.70%, 04/01/21	150	155,374
UnitedHealth Group Inc.
1.95%, 10/15/20	100	97,951
2.13%, 03/15/21	150	146,576
2.38%, 10/15/22	25	24,136
2.70%, 07/15/20	110	109,685
2.88%, 12/15/21	385	382,216
2.88%, 03/15/22 (Call 12/15/21)	200	198,034
2.88%, 03/15/23	300	294,555
3.10%, 03/15/26	330	317,707
3.35%, 07/15/22	125	125,714
3.38%, 04/15/27	300	293,244
3.45%, 01/15/27	195	191,777
3.75%, 07/15/25	400	402,276
4.70%, 02/15/21 (Call 11/15/20)	200	208,190
		8,359,667
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.63%, 01/19/22 (Call 12/19/21)	100	98,173
3.88%, 01/15/20 (Call 12/15/19)	250	251,482
4.25%, 03/01/25 (Call 01/01/25)	50	48,539
FS Investment Corp.
4.00%, 07/15/19	150	150,208
4.25%, 01/15/20 (Call 12/15/19)	100	100,336
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	200	207,528
Prospect Capital Corp., 5.00%, 07/15/19	50	50,702
		906,968
Home Builders — 0.0%
DR Horton Inc.
4.00%, 02/15/20	288	292,202
5.75%, 08/15/23 (Call 05/15/23)	100	109,090
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	100	101,297
		502,589
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	50	47,492
3.80%, 11/15/24 (Call 08/15/24)	100	98,476
Whirlpool Corp., 4.85%, 06/15/21	295	307,505
		453,473
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
2.45%, 12/15/19 (Call 11/15/19)	250	248,272
3.15%, 08/01/27 (Call 05/01/27)	60	55,910
Clorox Co. (The)
3.50%, 12/15/24 (Call 09/15/24)	100	100,139
3.80%, 11/15/21	300	306,630
3.90%, 05/15/28 (Call 02/15/28)	100	100,079

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Household Products & Wares (continued)
Kimberly-Clark Corp.
2.75%, 02/15/26	$ 80	$ 75,595
3.05%, 08/15/25	150	145,605
		1,032,230
Housewares — 0.1%
Newell Brands Inc.
2.88%, 12/01/19 (Call 11/01/19)	255	253,985
3.15%, 04/01/21 (Call 03/01/21)	275	272,585
3.85%, 04/01/23 (Call 02/01/23)	215	214,069
3.90%, 11/01/25 (Call 08/01/25)	65	62,322
4.20%, 04/01/26 (Call 01/01/26)	465	456,049
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	175	179,895
		1,438,905
Insurance — 0.9%
Aflac Inc.
3.63%, 11/15/24	465	465,070
4.00%, 02/15/22	200	204,978
Alleghany Corp., 4.95%, 06/27/22	350	369,029
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	275	269,863
Allstate Corp. (The), 3.28%, 12/15/26 (Call 09/15/26)	140	135,653
Alterra Finance LLC, 6.25%, 09/30/20	100	106,107
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 05/15/26)	100	94,579
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	225	223,677
3.30%, 03/01/21 (Call 02/01/21)	225	225,194
3.75%, 07/10/25 (Call 04/10/25)	367	358,181
3.90%, 04/01/26 (Call 01/01/26)	310	302,799
4.13%, 02/15/24	225	227,466
4.20%, 04/01/28 (Call 01/01/28)	200	198,418
4.88%, 06/01/22	250	262,610
6.40%, 12/15/20	175	188,522
Aon Corp., 5.00%, 09/30/20	200	207,520
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	75	73,944
3.50%, 06/14/24 (Call 03/14/24)	125	122,868
3.88%, 12/15/25 (Call 09/15/25)	350	346,591
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	160	158,603
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	175	164,635
AXA Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)(b)	250	244,893
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	225	214,193
Berkshire Hathaway Finance Corp.
1.30%, 08/15/19	395	389,375
4.25%, 01/15/21	450	466,492
Berkshire Hathaway Inc.
2.10%, 08/14/19	300	298,608
2.20%, 03/15/21 (Call 02/15/21)	30	29,622
2.75%, 03/15/23 (Call 01/15/23)	500	491,525
3.13%, 03/15/26 (Call 12/15/25)	525	509,071
3.40%, 01/31/22	100	101,899
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	265	241,791
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	70	68,947
2.70%, 03/13/23	600	583,866
2.88%, 11/03/22 (Call 09/03/22)	85	83,781
Security	Par(000)	Value
Insurance (continued)
3.35%, 05/03/26 (Call 02/03/26)	$ 45	$ 44,074
5.90%, 06/15/19	250	257,777
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	35	32,985
3.95%, 05/15/24 (Call 02/15/24)	125	125,356
4.50%, 03/01/26 (Call 12/01/25)	270	276,493
5.88%, 08/15/20	75	79,157
Fidelity National Financial Inc., 5.50%, 09/01/22	475	509,224
First American Financial Corp., 4.60%, 11/15/24	100	101,146
Hartford Financial Services Group Inc. (The), 5.13%, 04/15/22	450	478,012
Lincoln National Corp.
3.35%, 03/09/25	75	72,221
3.63%, 12/12/26 (Call 09/15/26)	295	284,460
4.85%, 06/24/21	100	104,374
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	295	293,693
Manulife Financial Corp.
4.15%, 03/04/26	430	432,881
4.90%, 09/17/20	90	93,245
Markel Corp., 3.50%, 11/01/27 (Call 08/01/27)	40	37,829
Marsh & McLennan Companies Inc.
2.35%, 03/06/20 (Call 02/06/20)	290	286,630
2.75%, 01/30/22 (Call 12/30/21)	125	122,559
3.30%, 03/14/23 (Call 01/14/23)	45	44,564
3.50%, 06/03/24 (Call 03/03/24)	250	247,475
MetLife Inc.
3.00%, 03/01/25	165	157,671
3.05%, 12/15/22	125	123,519
3.60%, 04/10/24	265	265,077
3.60%, 11/13/25 (Call 08/13/25)	55	54,440
4.75%, 02/08/21	213	221,424
Series D, 4.37%, 09/15/23	200	208,272
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	175	182,212
Primerica Inc., 4.75%, 07/15/22	100	104,181
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	90	84,744
3.40%, 05/15/25 (Call 02/15/25)	100	97,434
Progressive Corp. (The)
2.45%, 01/15/27	200	182,000
3.75%, 08/23/21	100	101,825
Prudential Financial Inc.
2.35%, 08/15/19	300	298,500
3.50%, 05/15/24	300	300,645
3.88%, 03/27/28 (Call 12/27/27)	250	249,537
4.50%, 11/16/21	250	260,222
5.20%, 03/15/44 (Call 03/15/24)(c)(d)	50	50,046
5.63%, 06/15/43 (Call 06/15/23)(c)(d)	20	20,810
5.88%, 09/15/42 (Call 09/15/22)(a)(c)(d)	350	371,427
Reinsurance Group of America Inc., 5.00%, 06/01/21	200	208,856
Unum Group
4.00%, 03/15/24	200	200,776
5.63%, 09/15/20	125	131,418
Voya Financial Inc., 3.65%, 06/15/26	150	143,315
Willis Towers Watson PLC, 5.75%, 03/15/21	100	105,656
WR Berkley Corp., 4.63%, 03/15/22	300	311,790
XLIT Ltd.
4.45%, 03/31/25	150	149,364
5.75%, 10/01/21	265	283,632
		17,223,318

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Internet — 0.4%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	$ 400	$ 397,588
2.80%, 06/06/23 (Call 05/06/23)	100	96,749
3.13%, 11/28/21 (Call 09/28/21)	500	497,015
3.40%, 12/06/27 (Call 09/06/27)	370	351,422
3.60%, 11/28/24 (Call 08/28/24)(a)	200	197,834
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	250	225,333
3.38%, 02/25/24	375	379,061
3.63%, 05/19/21	170	174,291
Amazon.com Inc.
1.90%, 08/21/20(b)	175	171,635
2.40%, 02/22/23 (Call 01/22/23)(b)	100	96,471
2.50%, 11/29/22 (Call 08/29/22)	200	195,274
2.60%, 12/05/19 (Call 11/05/19)	643	643,791
2.80%, 08/22/24 (Call 06/22/24)(b)	290	280,879
3.15%, 08/22/27 (Call 05/22/27)(b)	455	439,848
3.30%, 12/05/21 (Call 10/05/21)(a)	525	531,573
3.80%, 12/05/24 (Call 09/05/24)	65	66,741
5.20%, 12/03/25 (Call 09/03/25)	250	277,388
Baidu Inc.
3.50%, 11/28/22	300	297,255
3.88%, 09/29/23 (Call 08/29/23)	200	200,592
4.13%, 06/30/25	400	400,704
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	175	168,543
3.60%, 06/01/26 (Call 03/01/26)	325	315,503
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	150	148,919
2.60%, 07/15/22 (Call 04/15/22)	350	338,649
2.75%, 01/30/23 (Call 12/30/22)	325	314,291
2.88%, 08/01/21 (Call 06/01/21)	50	49,452
3.25%, 10/15/20 (Call 07/15/20)	145	145,574
3.45%, 08/01/24 (Call 05/01/24)	250	245,500
3.60%, 06/05/27 (Call 03/05/27)	50	47,483
3.80%, 03/09/22 (Call 02/09/22)	75	76,050
Expedia Group Inc.
5.00%, 02/15/26 (Call 11/15/25)	135	138,054
5.95%, 08/15/20	425	447,703
		8,357,165
Iron & Steel — 0.1%
Nucor Corp.
4.00%, 08/01/23 (Call 05/01/23)	250	256,428
4.13%, 09/15/22 (Call 06/15/22)	100	103,383
Reliance Steel & Aluminum Co., 4.50%, 04/15/23 (Call 01/15/23)	100	102,790
Vale Overseas Ltd.
4.38%, 01/11/22(a)	214	215,076
6.25%, 08/10/26	355	384,784
		1,062,461
Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	200	204,320
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	150	146,673
Royal Caribbean Cruises Ltd.
2.65%, 11/28/20	80	78,669
5.25%, 11/15/22	200	212,238
		641,900
Lodging — 0.1%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)	85	84,187
Security	Par(000)	Value
Lodging (continued)
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	$ 40	$ 38,466
2.88%, 03/01/21 (Call 02/01/21)	100	98,973
3.25%, 09/15/22 (Call 06/15/22)	100	98,804
3.38%, 10/15/20 (Call 07/15/20)	105	105,450
3.75%, 03/15/25 (Call 12/15/24)	65	64,256
Series R, 3.13%, 06/15/26 (Call 03/15/26)	250	233,372
Wyndham Worldwide Corp.
3.90%, 03/01/23 (Call 12/01/22)	150	142,052
4.25%, 03/01/22 (Call 12/01/21)	200	199,722
5.10%, 10/01/25 (Call 07/01/25)	125	129,336
		1,194,618
Machinery — 0.4%
ABB Finance USA Inc.
2.88%, 05/08/22	250	247,596
3.38%, 04/03/23 (Call 03/03/23)	250	250,432
3.80%, 04/03/28 (Call 01/03/28)	225	228,195
Caterpillar Financial Services Corp.
1.70%, 08/09/21	120	115,031
1.85%, 09/04/20	40	39,071
1.93%, 10/01/21	15	14,437
2.00%, 03/05/20	400	394,568
2.10%, 06/09/19	520	517,390
2.25%, 12/01/19	100	99,288
2.40%, 06/06/22	105	101,966
2.55%, 11/29/22	275	267,088
2.90%, 03/15/21	25	24,916
2.95%, 05/15/20	250	250,187
3.25%, 12/01/24	25	24,725
3.30%, 06/09/24	150	149,118
3.45%, 05/15/23	250	251,220
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	325	317,684
3.40%, 05/15/24 (Call 02/15/24)	20	20,038
3.90%, 05/27/21	465	478,043
CNH Industrial Capital LLC
3.38%, 07/15/19	10	10,022
4.38%, 04/05/22	250	254,485
4.88%, 04/01/21	30	30,960
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	65	61,438
4.50%, 08/15/23	64	65,204
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	175	171,400
4.38%, 10/16/19	300	306,393
John Deere Capital Corp.
1.95%, 06/22/20	50	49,132
2.05%, 03/10/20	200	197,452
2.15%, 09/08/22	50	47,922
2.35%, 01/08/21	160	157,781
2.38%, 07/14/20	265	262,278
2.55%, 01/08/21	150	148,633
2.65%, 01/06/22	190	187,363
2.65%, 06/24/24	135	129,453
2.70%, 01/06/23	60	58,640
2.80%, 03/04/21	225	223,873
2.80%, 03/06/23	280	274,406
2.80%, 09/08/27	100	93,670
3.05%, 01/06/28	100	95,431
3.15%, 10/15/21	175	175,647

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Machinery (continued)
3.35%, 06/12/24	$ 150	$ 149,554
3.45%, 03/13/25	100	99,812
Series 0014, 2.45%, 09/11/20	195	193,107
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	125	119,459
Roper Technologies Inc.
3.00%, 12/15/20 (Call 11/15/20)	200	199,220
3.13%, 11/15/22 (Call 08/15/22)	250	246,740
3.80%, 12/15/26 (Call 09/15/26)	40	39,273
6.25%, 09/01/19	40	41,615
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	200	185,568
		8,066,924
Manufacturing — 0.4%
3M Co.
1.63%, 06/15/19	200	198,196
1.63%, 09/19/21 (Call 08/19/21)	250	240,510
2.00%, 06/26/22	35	33,792
2.25%, 03/15/23 (Call 02/15/23)	100	96,649
3.00%, 08/07/25	250	246,318
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	75	75,359
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	100	96,515
Eaton Corp.
2.75%, 11/02/22	610	594,896
3.10%, 09/15/27 (Call 06/15/27)	100	93,460
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	25	24,765
2.70%, 10/09/22	325	315,981
3.10%, 01/09/23	300	295,779
3.15%, 09/07/22	193	190,719
3.38%, 03/11/24	165	162,251
3.45%, 05/15/24 (Call 02/13/24)	145	142,692
4.38%, 09/16/20	200	205,774
4.63%, 01/07/21	215	222,699
4.65%, 10/17/21	600	626,412
5.30%, 02/11/21	250	262,455
5.50%, 01/08/20	100	103,973
6.00%, 08/07/19	600	622,836
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	325	302,035
3.38%, 09/15/21 (Call 06/15/21)	275	277,315
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	250	248,463
4.25%, 06/15/23	275	284,113
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 05/01/20 (Call 04/01/20)	80	79,382
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	100	97,019
3.30%, 11/21/24 (Call 08/21/24)	250	247,553
3.50%, 09/15/22	25	25,240
Textron Inc., 3.65%, 03/15/27 (Call 12/15/26)	210	201,667
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	115	111,612
		6,726,430
Media — 0.9%
21st Century Fox America Inc.
3.00%, 09/15/22	225	221,060
3.38%, 11/15/26 (Call 08/15/26)	85	82,343
3.70%, 09/15/24 (Call 06/15/24)	20	20,022
3.70%, 10/15/25 (Call 07/15/25)	205	203,885
4.00%, 10/01/23	150	152,797
4.50%, 02/15/21	150	155,199
Security	Par(000)	Value
Media (continued)
CBS Corp.
2.30%, 08/15/19 (Call 07/15/19)	$ 100	$ 99,266
2.50%, 02/15/23 (Call 01/15/23)	265	250,139
3.38%, 03/01/22 (Call 12/01/21)	375	371,640
3.50%, 01/15/25 (Call 10/15/24)	150	143,514
3.70%, 08/15/24 (Call 05/15/24)	300	293,361
4.00%, 01/15/26 (Call 10/15/25)	75	73,454
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	650	651,228
4.20%, 03/15/28 (Call 12/15/27)	200	188,242
4.46%, 07/23/22 (Call 05/23/22)	640	652,794
4.91%, 07/23/25 (Call 04/23/25)	860	877,544
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	315	391,246
Comcast Corp.
1.63%, 01/15/22 (Call 12/15/21)	155	146,238
2.35%, 01/15/27 (Call 10/15/26)	265	233,118
2.75%, 03/01/23 (Call 02/01/23)	235	227,226
2.85%, 01/15/23	50	48,653
3.00%, 02/01/24 (Call 01/01/24)	295	284,607
3.13%, 07/15/22	400	394,944
3.15%, 03/01/26 (Call 12/01/25)	410	386,819
3.30%, 02/01/27 (Call 11/01/26)	115	108,675
3.38%, 02/15/25 (Call 11/15/24)	225	218,527
3.38%, 08/15/25 (Call 05/15/25)	50	48,323
3.55%, 05/01/28 (Call 02/01/28)(a)	500	478,880
3.60%, 03/01/24	270	268,950
5.15%, 03/01/20	145	150,349
Discovery Communications LLC
2.80%, 06/15/20 (Call 05/15/20)(b)	250	247,612
2.95%, 03/20/23 (Call 02/20/23)	90	86,781
3.25%, 04/01/23	100	97,312
3.30%, 05/15/22	100	98,694
3.45%, 03/15/25 (Call 12/15/24)	100	95,664
3.90%, 11/15/24 (Call 08/15/24)(b)	350	346,321
3.95%, 03/20/28 (Call 12/20/27)	300	283,980
4.38%, 06/15/21	250	256,600
4.90%, 03/11/26 (Call 12/11/25)	125	127,584
Grupo Televisa SAB, 6.63%, 03/18/25	100	112,718
NBCUniversal Media LLC
2.88%, 01/15/23	300	291,981
4.38%, 04/01/21	75	77,437
5.15%, 04/30/20	775	805,496
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	300	298,440
Thomson Reuters Corp., 3.85%, 09/29/24 (Call 06/29/24)	450	444,910
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	210	211,428
4.13%, 02/15/21 (Call 11/15/20)	400	404,368
5.00%, 02/01/20	150	153,823
Time Warner Inc.
2.10%, 06/01/19	200	198,436
2.95%, 07/15/26 (Call 04/15/26)	200	182,838
3.40%, 06/15/22	100	99,619
3.55%, 06/01/24 (Call 03/01/24)	315	307,868
3.60%, 07/15/25 (Call 04/15/25)	225	217,415
3.80%, 02/15/27 (Call 11/15/26)	305	295,036
4.00%, 01/15/22	150	152,685
4.05%, 12/15/23	150	152,430

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media (continued)
4.70%, 01/15/21	$ 145	$ 150,050
4.88%, 03/15/20	315	325,231
Viacom Inc.
3.88%, 12/15/21	100	100,434
3.88%, 04/01/24 (Call 01/01/24)	100	97,480
4.25%, 09/01/23 (Call 06/01/23)	300	301,617
Walt Disney Co. (The)
1.80%, 06/05/20	75	73,561
1.85%, 07/30/26	265	233,346
2.15%, 09/17/20	313	308,296
2.35%, 12/01/22	125	120,903
2.55%, 02/15/22	350	343,945
2.75%, 08/16/21	400	397,304
2.95%, 06/15/27(a)	275	261,940
3.00%, 02/13/26	35	33,844
3.15%, 09/17/25	190	186,633
3.75%, 06/01/21	125	127,829
		16,932,932
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	475	465,666
Mining — 0.1%
Barrick North America Finance LLC, 4.40%, 05/30/21	185	191,767
BHP Billiton Finance USA Ltd., 2.88%, 02/24/22	550	545,105
Goldcorp Inc., 3.70%, 03/15/23 (Call 12/15/22)	365	360,547
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(b)	50	46,174
5.95%, 03/15/24 (Call 12/15/23)	75	78,481
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	100	99,597
5.13%, 10/01/19	50	51,345
Rio Tinto Finance USA Ltd., 3.75%, 06/15/25 (Call 03/15/25)	445	451,083
Southern Copper Corp.
3.50%, 11/08/22	220	217,378
3.88%, 04/23/25	30	29,748
5.38%, 04/16/20	50	52,069
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(b)	100	96,519
		2,219,813
Office & Business Equipment — 0.0%
Xerox Corp.
2.75%, 09/01/20	166	162,967
3.63%, 03/15/23 (Call 02/15/23)	100	96,697
3.80%, 05/15/24(a)	100	97,654
4.50%, 05/15/21	175	177,804
		535,122
Oil & Gas — 1.9%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	320	310,906
4.85%, 03/15/21 (Call 02/15/21)	405	419,430
5.55%, 03/15/26 (Call 12/15/25)(a)	75	81,325
Andeavor
4.75%, 12/15/23 (Call 10/15/23)	100	104,526
5.13%, 12/15/26 (Call 09/15/26)	50	52,869
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	150	143,520
3.25%, 04/15/22 (Call 01/15/22)	375	370,822
Security	Par(000)	Value
Oil & Gas (continued)
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	$ 425	$ 412,390
2.32%, 02/13/20	40	39,662
2.52%, 01/15/20	350	348,632
2.52%, 09/19/22 (Call 08/19/22)	255	247,554
2.75%, 05/10/23	200	194,482
3.02%, 01/16/27 (Call 10/16/26)	350	333,102
3.06%, 03/17/22	25	24,918
3.12%, 05/04/26 (Call 02/04/26)	520	501,119
3.22%, 11/28/23 (Call 09/28/23)	525	520,044
3.22%, 04/14/24 (Call 02/14/24)	300	295,701
3.54%, 11/04/24	323	323,229
3.56%, 11/01/21	220	223,709
3.99%, 09/26/23	250	257,303
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	50	48,554
3.80%, 04/15/24 (Call 01/15/24)	150	149,271
3.85%, 06/01/27 (Call 03/01/27)	290	284,748
3.90%, 02/01/25 (Call 11/01/24)	175	173,856
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	350	336,168
4.25%, 04/15/27 (Call 01/15/27)	280	270,236
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	300	296,445
2.10%, 05/16/21 (Call 04/15/21)	225	220,120
2.36%, 12/05/22 (Call 09/05/22)	475	460,113
2.41%, 03/03/22 (Call 01/03/22)	195	190,965
2.42%, 11/17/20 (Call 10/17/20)	425	421,366
2.95%, 05/16/26 (Call 02/16/26)	590	567,792
3.19%, 06/24/23 (Call 03/24/23)	600	599,412
3.33%, 11/17/25 (Call 08/17/25)	100	99,153
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	950	921,063
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	750	766,080
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)	100	96,789
4.38%, 01/15/25 (Call 01/15/20)	100	100,763
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	450	438,183
3.35%, 11/15/24 (Call 08/15/24)	489	489,328
4.95%, 03/15/26 (Call 12/15/25)	80	86,226
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	442	437,266
5.85%, 12/15/25 (Call 09/15/25)	5	5,576
Ecopetrol SA
4.13%, 01/16/25	500	480,750
5.38%, 06/26/26 (Call 03/26/26)	620	635,500
5.88%, 09/18/23	250	265,225
7.63%, 07/23/19	230	240,194
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)	125	123,885
4.10%, 02/01/21	650	665,320
4.15%, 01/15/26 (Call 10/15/25)	280	286,740
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)	15	14,680
3.00%, 10/01/22 (Call 09/01/22)	115	111,373
3.90%, 10/01/27 (Call 07/01/27)	215	204,895
4.88%, 11/15/21	400	414,688
Equinor ASA
2.25%, 11/08/19	50	49,719
2.45%, 01/17/23	820	792,464

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
2.65%, 01/15/24	$ 15	$ 14,479
2.75%, 11/10/21	10	9,909
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	235	232,225
2.22%, 03/01/21 (Call 02/01/21)	455	448,207
2.40%, 03/06/22 (Call 01/06/22)	250	245,373
2.71%, 03/06/25 (Call 12/06/24)	465	447,386
2.73%, 03/01/23 (Call 01/01/23)	300	295,236
3.04%, 03/01/26 (Call 12/01/25)	390	379,567
3.18%, 03/15/24 (Call 12/15/23)	314	313,494
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	145	138,572
4.30%, 04/01/27 (Call 01/01/27)	110	107,192
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	140	151,382
Husky Energy Inc.
4.00%, 04/15/24 (Call 01/15/24)	100	100,744
6.15%, 06/15/19	100	102,905
7.25%, 12/15/19	315	334,306
Kerr-McGee Corp., 6.95%, 07/01/24	175	201,812
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	350	344,803
4.40%, 07/15/27 (Call 04/15/27)	210	213,211
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	230	231,237
3.63%, 09/15/24 (Call 06/15/24)	115	113,586
5.13%, 03/01/21	305	319,536
Noble Energy Inc., 4.15%, 12/15/21 (Call 09/15/21)	650	663,507
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	100	97,501
3.00%, 02/15/27 (Call 11/15/26)	15	14,248
3.13%, 02/15/22 (Call 11/15/21)	60	60,030
3.40%, 04/15/26 (Call 01/15/26)	485	476,876
3.50%, 06/15/25 (Call 03/15/25)	205	204,176
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	355	364,723
Petroleos Mexicanos
3.50%, 01/30/23	575	539,666
4.25%, 01/15/25	250	233,065
4.50%, 01/23/26	200	186,168
4.63%, 09/21/23	325	319,322
4.88%, 01/24/22	1,000	1,006,320
4.88%, 01/18/24	375	366,892
5.50%, 01/21/21	550	565,350
6.00%, 03/05/20	637	660,321
6.38%, 02/04/21	325	339,950
6.50%, 03/13/27	300	304,464
6.88%, 08/04/26	600	632,112
Phillips 66, 4.30%, 04/01/22	400	414,464
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	55	55,329
3.95%, 07/15/22 (Call 04/15/22)	340	345,382
Shell International Finance BV
1.75%, 09/12/21	225	216,594
1.88%, 05/10/21	200	193,964
2.13%, 05/11/20	600	593,118
2.25%, 11/10/20	490	483,772
2.25%, 01/06/23	120	115,204
2.38%, 08/21/22	375	364,297
2.50%, 09/12/26	287	266,296
2.88%, 05/10/26	345	328,861
3.25%, 05/11/25	550	541,227
Security	Par(000)	Value
Oil & Gas (continued)
3.40%, 08/12/23	$ 100	$ 100,732
4.30%, 09/22/19	426	435,530
4.38%, 03/25/20	100	102,799
Total Capital Canada Ltd., 2.75%, 07/15/23	150	145,808
Total Capital International SA
2.10%, 06/19/19	120	119,387
2.70%, 01/25/23	150	146,418
2.88%, 02/17/22	375	372,217
3.70%, 01/15/24	425	431,332
3.75%, 04/10/24	364	370,192
Total Capital SA, 4.13%, 01/28/21	225	231,647
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	385	368,849
6.13%, 02/01/20	450	471,699
		35,945,120
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 08/15/21 (Call 05/15/21)	200	200,490
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27 (Call 09/15/27)	200	188,164
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	125	125,252
3.80%, 11/15/25 (Call 08/15/25)	590	589,351
National Oilwell Varco Inc., 2.60%, 12/01/22 (Call 09/01/22)	275	261,789
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	195	192,430
		1,557,476
Packaging & Containers — 0.0%
Bemis Co. Inc.
3.10%, 09/15/26 (Call 06/15/26)	50	46,373
4.50%, 10/15/21 (Call 07/15/21)	150	154,651
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	40	39,536
4.50%, 11/01/23 (Call 08/01/23)	200	208,240
WestRock Co., 3.38%, 09/15/27 (Call 06/15/27)(b)	15	14,145
WestRock RKT Co.
4.00%, 03/01/23 (Call 12/01/22)	250	253,890
4.90%, 03/01/22	50	52,423
		769,258
Pharmaceuticals — 1.6%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	385	375,494
2.50%, 05/14/20 (Call 04/14/20)	675	668,824
2.85%, 05/14/23 (Call 03/14/23)	375	363,154
2.90%, 11/06/22	615	601,206
3.20%, 05/14/26 (Call 02/14/26)	550	517,720
3.60%, 05/14/25 (Call 02/14/25)	465	453,580
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	375	365,565
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	610	606,950
3.45%, 03/15/22 (Call 01/15/22)	674	664,449
3.80%, 03/15/25 (Call 12/15/24)	725	705,251
3.85%, 06/15/24 (Call 03/15/24)	100	98,225
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	245	232,578
3.38%, 09/15/20	150	150,197
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	100	95,713
3.40%, 05/15/24 (Call 02/15/24)	175	171,224
3.45%, 12/15/27 (Call 09/15/27)	150	140,546

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pharmaceuticals (continued)
AstraZeneca PLC
2.38%, 11/16/20	$ 350	$ 344,470
2.38%, 06/12/22 (Call 05/12/22)	70	67,437
3.13%, 06/12/27 (Call 03/12/27)	35	33,233
3.38%, 11/16/25	605	590,486
Bristol-Myers Squibb Co.
2.00%, 08/01/22	340	326,645
3.25%, 11/01/23	300	300,411
3.25%, 02/27/27	105	102,319
Cardinal Health Inc.
2.40%, 11/15/19	10	9,908
2.62%, 06/15/22 (Call 05/15/22)	105	101,138
3.08%, 06/15/24 (Call 04/15/24)	175	165,820
3.41%, 06/15/27 (Call 03/15/27)	400	370,444
3.50%, 11/15/24 (Call 08/15/24)	150	145,251
4.63%, 12/15/20	100	103,184
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	80	77,273
2.25%, 08/12/19 (Call 07/12/19)	300	297,891
2.75%, 12/01/22 (Call 09/01/22)	250	240,840
2.80%, 07/20/20 (Call 06/20/20)	615	610,886
2.88%, 06/01/26 (Call 03/01/26)	275	252,197
3.35%, 03/09/21	500	501,160
3.38%, 08/12/24 (Call 05/12/24)	290	281,059
3.50%, 07/20/22 (Call 05/20/22)	250	249,275
3.70%, 03/09/23 (Call 02/09/23)	200	199,404
3.88%, 07/20/25 (Call 04/20/25)	165	162,327
4.00%, 12/05/23 (Call 09/05/23)	275	278,011
4.10%, 03/25/25 (Call 01/25/25)	250	250,482
4.13%, 05/15/21 (Call 02/15/21)	200	204,380
4.30%, 03/25/28 (Call 12/25/27)	2,000	1,990,100
4.75%, 12/01/22 (Call 09/01/22)	250	260,135
Eli Lilly & Co., 3.10%, 05/15/27 (Call 02/15/27)	190	183,531
Express Scripts Holding Co.
2.25%, 06/15/19	470	466,705
3.05%, 11/30/22 (Call 10/30/22)	250	242,062
3.30%, 02/25/21 (Call 01/25/21)	60	59,793
3.40%, 03/01/27 (Call 12/01/26)	115	106,380
3.50%, 06/15/24 (Call 03/15/24)	250	240,450
3.90%, 02/15/22	300	301,533
4.50%, 02/25/26 (Call 11/27/25)	400	402,212
4.75%, 11/15/21	300	311,064
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	115	112,457
3.38%, 05/15/23	100	100,295
3.63%, 05/15/25	85	85,386
3.88%, 05/15/28	100	101,576
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	725	716,140
3.13%, 05/14/21	100	100,378
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	50	48,629
2.05%, 03/01/23 (Call 01/01/23)	290	279,026
2.45%, 03/01/26 (Call 12/01/25)	425	399,088
2.95%, 09/01/20	100	100,827
2.95%, 03/03/27 (Call 12/03/26)	15	14,543
3.38%, 12/05/23	250	254,455
3.55%, 05/15/21	300	307,335
Security	Par(000)	Value
Pharmaceuticals (continued)
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	$ 250	$ 240,592
2.85%, 03/15/23 (Call 12/15/22)	125	120,630
Mead Johnson Nutrition Co.
3.00%, 11/15/20	235	234,561
4.13%, 11/15/25 (Call 08/15/25)	185	190,115
Merck & Co. Inc.
1.85%, 02/10/20	230	227,199
2.35%, 02/10/22	375	366,401
2.75%, 02/10/25 (Call 11/10/24)	560	538,866
2.80%, 05/18/23	490	482,204
Merck Sharp & Dohme Corp., 5.00%, 06/30/19	550	563,805
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	595	588,580
3.95%, 06/15/26 (Call 03/15/26)	340	324,261
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	350	341,642
2.40%, 09/21/22	350	341,453
3.10%, 05/17/27 (Call 02/17/27)	275	266,318
3.40%, 05/06/24	600	601,776
4.40%, 04/24/20	25	25,757
Perrigo Finance Unlimited Co., 4.38%, 03/15/26 (Call 12/15/25)	200	198,234
Pfizer Inc.
1.45%, 06/03/19	350	346,234
1.70%, 12/15/19	350	345,408
2.20%, 12/15/21	220	215,186
2.75%, 06/03/26	250	236,982
3.00%, 06/15/23	250	248,622
3.00%, 12/15/26	390	376,096
3.40%, 05/15/24	230	231,240
Sanofi, 4.00%, 03/29/21	250	257,720
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	765	754,229
2.40%, 09/23/21 (Call 08/23/21)	720	693,346
2.88%, 09/23/23 (Call 07/23/23)	100	94,606
3.20%, 09/23/26 (Call 06/23/26)	640	588,448
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	225	208,877
3.25%, 02/01/23 (Call 11/01/22)	225	222,428
4.50%, 11/13/25 (Call 08/13/25)	215	224,572
		30,357,095
Pipelines — 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	75	73,817
4.25%, 12/01/27 (Call 09/01/27)	60	58,243
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	250	242,523
5.95%, 06/01/26 (Call 03/01/26)	240	260,246
Buckeye Partners LP
4.15%, 07/01/23 (Call 04/01/23)	100	99,595
4.35%, 10/15/24 (Call 07/15/24)	450	447,498
4.88%, 02/01/21 (Call 11/01/20)	75	76,679
Columbia Pipeline Group Inc.
3.30%, 06/01/20 (Call 05/01/20)	125	124,825
4.50%, 06/01/25 (Call 03/01/25)	100	101,100
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	250	242,958
4.95%, 05/15/28 (Call 02/15/28)	80	80,270

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines (continued)
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	$ 230	$ 233,330
4.38%, 10/15/20 (Call 09/15/20)	250	255,000
5.88%, 10/15/25 (Call 07/15/25)	90	98,438
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	200	194,924
3.70%, 07/15/27 (Call 04/15/27)	300	287,406
4.25%, 12/01/26 (Call 09/01/26)	180	180,515
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	115	112,395
4.05%, 03/15/25 (Call 12/15/24)	475	460,394
4.15%, 10/01/20 (Call 08/01/20)	238	241,844
4.65%, 06/01/21 (Call 03/01/21)	425	436,819
4.75%, 01/15/26 (Call 10/15/25)	565	566,006
5.20%, 02/01/22 (Call 11/01/21)	390	407,881
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	50	53,105
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	150	143,649
4.40%, 04/01/24 (Call 01/01/24)	100	99,357
4.85%, 07/15/26 (Call 04/15/26)	120	120,118
Enterprise Products Operating LLC
2.55%, 10/15/19 (Call 09/15/19)	210	209,135
2.85%, 04/15/21 (Call 03/15/21)	230	227,981
3.35%, 03/15/23 (Call 12/15/22)	540	536,004
3.70%, 02/15/26 (Call 11/15/25)	50	49,311
3.75%, 02/15/25 (Call 11/15/24)	249	247,847
3.90%, 02/15/24 (Call 11/15/23)	545	550,210
3.95%, 02/15/27 (Call 11/15/26)	340	340,092
5.25%, 01/31/20	100	103,624
EQT Midstream Partners LP, 4.00%, 08/01/24 (Call 05/01/24)	175	168,294
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	200	196,348
3.50%, 03/01/21 (Call 01/01/21)	70	70,123
3.95%, 09/01/22 (Call 06/01/22)	190	191,186
4.15%, 03/01/22	200	202,738
4.25%, 09/01/24 (Call 06/01/24)	165	165,729
4.30%, 05/01/24 (Call 02/01/24)	100	100,877
5.00%, 10/01/21 (Call 07/01/21)	100	104,143
6.50%, 04/01/20	330	348,437
6.85%, 02/15/20	400	423,392
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	325	325,188
3.15%, 01/15/23 (Call 12/15/22)	300	290,673
4.30%, 06/01/25 (Call 03/01/25)	125	125,201
4.30%, 03/01/28 (Call 12/01/27)	215	210,904
6.50%, 09/15/20	200	213,536
Magellan Midstream Partners LP, 4.25%, 02/01/21	375	384,277
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	370	361,320
4.88%, 12/01/24 (Call 09/01/24)	200	208,942
4.88%, 06/01/25 (Call 03/01/25)	375	388,245
5.50%, 02/15/23 (Call 07/02/18)	259	264,734
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	75	73,517
4.25%, 02/01/22 (Call 11/01/21)	50	51,019
7.50%, 09/01/23 (Call 06/01/23)	25	29,040
Security	Par(000)	Value
Pipelines (continued)
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	$ 340	$ 336,423
5.00%, 09/15/23 (Call 06/15/23)	250	262,857
Phillips 66 Partners LP, 3.75%, 03/01/28 (Call 12/01/27)	100	95,323
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	250	247,992
3.60%, 11/01/24 (Call 08/01/24)	195	186,619
3.85%, 10/15/23 (Call 07/15/23)	250	245,705
4.50%, 12/15/26 (Call 09/15/26)	90	88,787
4.65%, 10/15/25 (Call 07/15/25)	250	251,172
5.75%, 01/15/20(a)	100	103,787
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	50	51,554
5.63%, 02/01/21 (Call 11/01/20)	120	125,918
5.63%, 04/15/23 (Call 01/15/23)	200	213,836
5.63%, 03/01/25 (Call 12/01/24)	650	694,798
5.75%, 05/15/24 (Call 02/15/24)	400	430,516
5.88%, 06/30/26 (Call 12/31/25)	490	531,527
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	83	77,545
3.50%, 03/15/25 (Call 12/15/24)	415	398,126
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	100	97,398
4.40%, 04/01/21 (Call 03/01/21)	75	76,609
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	45	42,822
4.38%, 03/13/25 (Call 12/13/24)	225	224,766
4.65%, 06/15/21 (Call 03/15/21)	50	51,011
TransCanada PipeLines Ltd.
2.50%, 08/01/22	230	222,003
3.75%, 10/16/23 (Call 07/16/23)	200	201,658
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	175	174,494
4.65%, 07/01/26 (Call 04/01/26)	225	226,361
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	200	196,752
3.60%, 03/15/22 (Call 01/15/22)	250	249,537
3.75%, 06/15/27 (Call 03/15/27)	440	417,199
3.90%, 01/15/25 (Call 10/15/24)	248	243,072
4.00%, 11/15/21 (Call 08/15/21)	170	172,293
4.00%, 09/15/25 (Call 06/15/25)	25	24,475
4.30%, 03/04/24 (Call 12/04/23)	35	35,305
5.25%, 03/15/20	475	491,387
		20,350,629
Real Estate — 0.0%
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	25	26,036
5.25%, 03/15/25 (Call 12/15/24)	200	212,824
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	420	420,886
4.25%, 08/15/23 (Call 05/15/23)	200	206,774
		866,520
Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	50	48,179
3.95%, 01/15/28 (Call 10/15/27)	100	97,153
4.60%, 04/01/22 (Call 01/01/22)	250	259,180
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	60	58,132

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
American Tower Corp.
2.25%, 01/15/22	$ 205	$ 196,181
2.80%, 06/01/20 (Call 05/01/20)	75	74,415
3.13%, 01/15/27 (Call 10/15/26)	75	68,483
3.38%, 10/15/26 (Call 07/15/26)	145	135,176
3.50%, 01/31/23	275	272,261
3.55%, 07/15/27 (Call 04/15/27)	205	192,501
4.00%, 06/01/25 (Call 03/01/25)	475	468,915
4.40%, 02/15/26 (Call 11/15/25)	30	30,041
4.70%, 03/15/22	315	327,502
5.00%, 02/15/24	225	235,424
5.05%, 09/01/20	200	206,950
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	250	245,070
2.95%, 05/11/26 (Call 02/11/26)	250	234,390
3.35%, 05/15/27 (Call 02/15/27)	100	96,022
3.50%, 11/15/25 (Call 08/15/25)	30	29,447
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	200	180,824
3.65%, 02/01/26 (Call 11/03/25)	490	474,888
4.13%, 05/15/21 (Call 02/15/21)	400	408,928
5.88%, 10/15/19 (Call 07/17/19)	250	258,407
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)	100	95,872
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	250	239,872
3.65%, 06/15/24 (Call 04/15/24)	175	169,701
3.88%, 08/15/22 (Call 06/15/22)	20	20,001
3.90%, 03/15/27 (Call 12/15/26)	100	95,014
4.13%, 06/15/26 (Call 03/15/26)	200	194,384
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	50	48,715
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	285	284,487
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	275	258,250
Corporate Office Properties LP
3.70%, 06/15/21 (Call 04/15/21)	125	124,578
5.00%, 07/01/25 (Call 04/01/25)	50	51,460
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	145	139,503
3.20%, 09/01/24 (Call 07/01/24)	150	143,192
3.40%, 02/15/21 (Call 01/15/21)	500	500,555
3.70%, 06/15/26 (Call 03/15/26)	250	238,903
4.00%, 03/01/27 (Call 12/01/26)	25	24,331
4.45%, 02/15/26 (Call 11/15/25)	415	417,229
5.25%, 01/15/23	385	405,578
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	20	18,493
4.38%, 12/15/23 (Call 09/15/23)	150	153,846
DDR Corp.
3.63%, 02/01/25 (Call 11/01/24)	75	71,656
4.63%, 07/15/22 (Call 04/15/22)	350	360,941
Digital Realty Trust LP
3.40%, 10/01/20 (Call 09/01/20)	250	250,755
3.63%, 10/01/22 (Call 07/03/22)	468	467,279
5.25%, 03/15/21 (Call 12/15/20)	225	235,699
Duke Realty LP
3.88%, 10/15/22 (Call 07/15/22)	250	253,240
4.38%, 06/15/22 (Call 03/15/22)	250	258,257
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
EPR Properties
4.75%, 12/15/26 (Call 09/15/26)	$ 100	$ 98,115
4.95%, 04/15/28 (Call 01/15/28)	100	97,622
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	195	182,204
3.00%, 04/15/23 (Call 01/15/23)	200	195,942
3.25%, 08/01/27 (Call 05/01/27)	50	47,703
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)	130	127,210
3.88%, 05/01/24 (Call 02/01/24)	515	514,104
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	300	294,861
3.88%, 08/15/24 (Call 05/17/24)	245	240,867
4.00%, 06/01/25 (Call 03/01/25)	120	118,108
4.25%, 11/15/23 (Call 08/15/23)	300	303,378
5.38%, 02/01/21 (Call 11/03/20)	105	109,573
Healthcare Trust of America Holdings LP
2.95%, 07/01/22 (Call 06/01/22)	85	82,694
3.75%, 07/01/27 (Call 04/01/27)	150	143,078
Hospitality Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	100	91,207
4.65%, 03/15/24 (Call 09/15/23)	150	150,936
5.00%, 08/15/22 (Call 02/15/22)	435	449,272
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	395	388,542
Series E, 4.00%, 06/15/25 (Call 03/15/25)	300	292,872
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	265	255,200
4.38%, 10/01/25 (Call 07/01/25)	100	100,845
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	200	177,868
3.13%, 06/01/23 (Call 03/01/23)	350	337,900
3.20%, 05/01/21 (Call 03/01/21)	100	99,431
3.30%, 02/01/25 (Call 12/01/24)	65	61,611
3.80%, 04/01/27 (Call 01/01/27)	100	95,596
6.88%, 10/01/19	30	31,444
Liberty Property LP
4.40%, 02/15/24 (Call 11/15/23)	250	256,215
4.75%, 10/01/20 (Call 07/01/20)	250	257,550
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	300	306,879
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	100	93,824
5.50%, 07/15/21 (Call 04/15/21)	100	105,650
Omega Healthcare Investors Inc.
4.50%, 04/01/27 (Call 01/01/27)(a)	160	152,456
4.75%, 01/15/28 (Call 10/15/27)(a)	130	125,536
4.95%, 04/01/24 (Call 01/01/24)	250	254,460
5.25%, 01/15/26 (Call 10/15/25)	150	151,211
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	200	193,712
4.45%, 03/15/24 (Call 12/15/23)	100	101,172
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	100	94,764
Rayonier Inc., 3.75%, 04/01/22 (Call 01/01/22)	280	280,328
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	15	13,781
3.25%, 10/15/22 (Call 07/15/22)	305	300,916
3.88%, 07/15/24 (Call 04/15/24)	100	99,503
3.88%, 04/15/25 (Call 02/15/25)	100	98,898
4.65%, 08/01/23 (Call 05/01/23)	250	260,427

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	$ 100	$ 95,013
Select Income REIT, 4.50%, 02/01/25 (Call 11/01/24)	350	342,244
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	115	111,238
2.50%, 09/01/20 (Call 06/01/20)	100	98,819
2.63%, 06/15/22 (Call 03/15/22)	100	97,175
2.75%, 02/01/23 (Call 11/01/22)	200	194,094
3.25%, 11/30/26 (Call 08/30/26)	250	239,115
3.30%, 01/15/26 (Call 10/15/25)	440	424,371
3.38%, 10/01/24 (Call 07/01/24)	200	196,038
3.38%, 06/15/27 (Call 03/15/27)	250	241,090
3.75%, 02/01/24 (Call 11/01/23)	250	251,087
4.13%, 12/01/21 (Call 09/01/21)	300	308,097
4.38%, 03/01/21 (Call 12/01/20)	320	329,853
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	22,990
3.50%, 07/01/27 (Call 04/01/27)	100	95,313
3.50%, 01/15/28 (Call 10/15/27)	250	237,248
3.75%, 07/01/24 (Call 04/01/24)	135	133,727
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	525	486,974
3.75%, 05/01/24 (Call 02/01/24)	100	98,957
3.85%, 04/01/27 (Call 01/01/27)	100	96,373
Ventas Realty LP/Ventas Capital Corp.
2.70%, 04/01/20 (Call 01/01/20)	95	94,140
4.25%, 03/01/22 (Call 12/01/21)	150	153,495
4.75%, 06/01/21 (Call 03/01/21)	200	206,614
VEREIT Operating Partnership LP
4.13%, 06/01/21 (Call 05/01/21)	250	254,055
4.60%, 02/06/24 (Call 11/06/23)	50	50,085
4.88%, 06/01/26 (Call 03/01/26)	250	249,462
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	225	234,464
Washington Prime Group LP, 5.95%, 08/15/24 (Call 06/15/24)(a)	150	145,109
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	20	19,904
4.25%, 04/15/28 (Call 01/15/28)	200	196,904
4.50%, 01/15/24 (Call 10/15/23)	270	275,713
4.95%, 01/15/21 (Call 10/15/20)	100	103,345
5.25%, 01/15/22 (Call 10/15/21)	100	105,214
Weyerhaeuser Co.
4.63%, 09/15/23	100	104,683
7.38%, 10/01/19	125	132,036
WP Carey Inc., 4.60%, 04/01/24 (Call 01/01/24)	305	309,975
		25,090,739
Retail — 0.8%
Advance Auto Parts Inc.
4.50%, 01/15/22 (Call 10/15/21)	50	51,385
4.50%, 12/01/23 (Call 09/01/23)	175	180,437
5.75%, 05/01/20	100	104,590
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	155	154,268
3.80%, 11/15/27 (Call 08/15/27)	50	47,133
5.50%, 02/01/20	50	51,726
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	70	65,329
3.25%, 04/15/25 (Call 01/15/25)	165	158,118
3.70%, 04/15/22 (Call 01/15/22)	300	302,985
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)(a)	50	45,480
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	313	328,581
Security	Par(000)	Value
Retail (continued)
Costco Wholesale Corp.
1.70%, 12/15/19	$ 275	$ 271,309
1.75%, 02/15/20	50	49,228
2.15%, 05/18/21 (Call 04/18/21)	50	49,013
2.25%, 02/15/22	170	165,536
2.30%, 05/18/22 (Call 04/18/22)	65	63,285
3.00%, 05/18/27 (Call 02/18/27)	350	336,434
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	175	169,923
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	250	246,770
3.88%, 04/15/27 (Call 01/15/27)	325	316,345
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	250	246,015
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	495	484,313
2.13%, 09/15/26 (Call 06/15/26)	180	161,797
2.63%, 06/01/22 (Call 05/01/22)	550	542,773
2.70%, 04/01/23 (Call 01/01/23)	100	98,398
2.80%, 09/14/27 (Call 06/14/27)	280	263,183
3.00%, 04/01/26 (Call 01/01/26)	250	241,197
3.35%, 09/15/25 (Call 06/15/25)	90	89,213
3.75%, 02/15/24 (Call 11/15/23)	350	358,221
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)	225	223,204
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	325	299,429
3.10%, 05/03/27 (Call 02/03/27)	345	330,137
3.12%, 04/15/22 (Call 01/15/22)	25	25,124
3.13%, 09/15/24 (Call 06/15/24)	100	98,057
3.38%, 09/15/25 (Call 06/15/25)	250	247,020
3.80%, 11/15/21 (Call 08/15/21)	200	205,020
Macy's Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	225	212,632
3.63%, 06/01/24 (Call 03/01/24)(a)	175	169,221
3.88%, 01/15/22 (Call 10/15/21)(a)	190	190,063
4.38%, 09/01/23 (Call 06/01/23)(a)	50	50,240
McDonald's Corp.
2.20%, 05/26/20 (Call 04/26/20)	100	98,821
2.63%, 01/15/22	200	197,270
2.75%, 12/09/20 (Call 11/09/20)	350	349,258
3.25%, 06/10/24	100	98,835
3.50%, 03/01/27 (Call 12/01/26)	315	309,932
3.70%, 01/30/26 (Call 10/30/25)	400	400,788
Nordstrom Inc.
4.00%, 10/15/21 (Call 07/15/21)	150	152,320
4.00%, 03/15/27 (Call 12/15/26)(a)	150	144,197
O'Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	275	265,455
3.85%, 06/15/23 (Call 03/15/23)	265	268,050
4.63%, 09/15/21 (Call 06/15/21)(a)	115	119,576
QVC Inc.
4.38%, 03/15/23	175	174,139
4.45%, 02/15/25 (Call 11/15/24)	115	111,708
4.85%, 04/01/24	175	177,000
5.13%, 07/02/22	120	124,234
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	120	111,102
2.70%, 06/15/22 (Call 04/15/22)	200	196,898
3.10%, 03/01/23 (Call 02/01/23)	250	249,055
3.50%, 03/01/28 (Call 12/01/27)	250	248,617
3.85%, 10/01/23 (Call 07/01/23)	65	67,042

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Retail (continued)
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	$ 50	$ 48,573
4.13%, 07/15/27 (Call 04/15/27)	155	149,843
Target Corp.
2.50%, 04/15/26(a)	260	239,907
2.90%, 01/15/22	315	314,820
3.50%, 07/01/24	265	267,525
3.88%, 07/15/20	225	230,285
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	385	345,129
2.50%, 05/15/23 (Call 02/15/23)	125	120,734
Walgreen Co., 3.10%, 09/15/22	175	172,153
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	400	399,580
3.45%, 06/01/26 (Call 03/01/26)	475	449,777
3.80%, 11/18/24 (Call 08/18/24)	425	422,216
Walmart Inc.
1.75%, 10/09/19	50	49,518
1.90%, 12/15/20	250	245,545
2.35%, 12/15/22 (Call 11/15/22)	250	243,147
2.55%, 04/11/23 (Call 01/11/23)	95	92,719
2.65%, 12/15/24 (Call 10/15/24)	205	198,260
3.30%, 04/22/24 (Call 01/22/24)	400	402,692
3.63%, 07/08/20	50	51,031
5.88%, 04/05/27	175	206,530
		16,207,413
Savings & Loans — 0.0%
First Niagara Financial Group Inc., 6.75%, 03/19/20	100	106,063
People's United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	117	117,551
		223,614
Semiconductors — 0.6%
Altera Corp., 4.10%, 11/15/23	250	260,632
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	175	169,554
2.95%, 01/12/21	95	94,662
3.50%, 12/05/26 (Call 09/05/26)	405	390,748
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	100	99,323
3.30%, 04/01/27 (Call 01/01/27)	210	205,120
3.90%, 10/01/25 (Call 07/01/25)	210	214,954
4.30%, 06/15/21	325	336,849
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.20%, 01/15/21	400	387,780
2.38%, 01/15/20	50	49,403
2.65%, 01/15/23 (Call 12/15/22)	300	284,973
3.00%, 01/15/22 (Call 12/15/21)	385	375,841
3.13%, 01/15/25 (Call 11/15/24)	260	242,219
3.63%, 01/15/24 (Call 11/15/23)	150	146,044
3.88%, 01/15/27 (Call 10/15/26)	1,275	1,218,836
Intel Corp.
1.85%, 05/11/20	50	49,310
2.60%, 05/19/26 (Call 02/19/26)	300	281,496
2.88%, 05/11/24 (Call 03/11/24)	200	195,050
3.10%, 07/29/22	200	200,588
3.15%, 05/11/27 (Call 02/11/27)	310	301,835
3.30%, 10/01/21	790	799,172
3.70%, 07/29/25 (Call 04/29/25)	495	502,781
Security	Par(000)	Value
Semiconductors (continued)
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	$ 400	$ 409,360
4.65%, 11/01/24 (Call 08/01/24)	204	212,268
Lam Research Corp.
2.80%, 06/15/21 (Call 05/15/21)	80	79,028
3.80%, 03/15/25 (Call 12/15/24)	200	200,224
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	225	219,159
3.20%, 09/16/26 (Call 06/16/26)	200	193,262
QUALCOMM Inc.
2.25%, 05/20/20	330	325,291
2.60%, 01/30/23 (Call 12/30/22)	70	66,981
2.90%, 05/20/24 (Call 03/20/24)	150	142,127
3.00%, 05/20/22	615	605,332
3.25%, 05/20/27 (Call 02/20/27)	580	546,134
3.45%, 05/20/25 (Call 02/20/25)	350	338,964
Texas Instruments Inc.
1.65%, 08/03/19	300	296,898
1.75%, 05/01/20 (Call 04/01/20)	145	142,346
2.63%, 05/15/24 (Call 03/15/24)	55	52,773
2.75%, 03/12/21 (Call 02/12/21)	225	224,561
2.90%, 11/03/27 (Call 08/03/27)	60	56,992
Xilinx Inc.
2.95%, 06/01/24 (Call 04/01/24)	145	138,726
3.00%, 03/15/21	100	99,309
		11,156,905
Software — 0.9%
Activision Blizzard Inc.
2.30%, 09/15/21 (Call 08/15/21)	25	24,271
3.40%, 09/15/26 (Call 06/15/26)	250	240,402
Adobe Systems Inc., 3.25%, 02/01/25 (Call 11/01/24)	250	247,510
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	120	113,963
4.38%, 06/15/25 (Call 03/15/25)	125	127,204
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	200	190,626
CA Inc.
3.60%, 08/15/22 (Call 07/15/22)	70	70,118
4.70%, 03/15/27 (Call 12/15/26)	150	151,976
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	125	122,084
Electronic Arts Inc.
3.70%, 03/01/21 (Call 02/01/21)	30	30,424
4.80%, 03/01/26 (Call 12/01/25)	50	53,227
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	125	120,718
3.00%, 08/15/26 (Call 05/15/26)	225	207,563
3.50%, 04/15/23 (Call 01/15/23)	365	361,668
3.63%, 10/15/20 (Call 09/15/20)	50	50,594
4.50%, 10/15/22 (Call 08/15/22)	250	259,430
5.00%, 10/15/25 (Call 07/15/25)	100	105,843
Fiserv Inc.
3.85%, 06/01/25 (Call 03/01/25)	50	50,126
4.75%, 06/15/21	250	261,092
Microsoft Corp.
1.55%, 08/08/21 (Call 07/08/21)	555	533,616
1.85%, 02/06/20	100	98,881
1.85%, 02/12/20 (Call 01/12/20)	525	519,125
2.00%, 11/03/20 (Call 10/03/20)	455	448,120
2.00%, 08/08/23 (Call 06/08/23)	75	71,156
2.13%, 11/15/22	125	120,811

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Software (continued)
2.38%, 02/12/22 (Call 01/12/22)	$ 650	$ 638,319
2.40%, 02/06/22 (Call 01/06/22)	495	485,956
2.40%, 08/08/26 (Call 05/08/26)	820	761,067
2.65%, 11/03/22 (Call 09/03/22)	50	49,373
2.70%, 02/12/25 (Call 11/12/24)	900	868,104
2.88%, 02/06/24 (Call 12/06/23)	285	280,494
3.13%, 11/03/25 (Call 08/03/25)	945	931,383
3.63%, 12/15/23 (Call 09/15/23)	575	589,369
4.20%, 06/01/19	525	534,014
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	100	96,748
2.25%, 10/08/19	685	682,411
2.40%, 09/15/23 (Call 07/15/23)	575	551,114
2.50%, 05/15/22 (Call 03/15/22)	933	914,181
2.50%, 10/15/22	565	551,208
2.63%, 02/15/23 (Call 01/15/23)	415	405,700
2.65%, 07/15/26 (Call 04/15/26)	565	527,314
2.80%, 07/08/21	525	523,435
2.95%, 11/15/24 (Call 09/15/24)	760	739,488
2.95%, 05/15/25 (Call 02/15/25)	300	289,557
3.25%, 11/15/27 (Call 08/15/27)	225	218,390
3.40%, 07/08/24 (Call 04/08/24)	125	125,090
3.63%, 07/15/23	323	329,360
3.88%, 07/15/20	400	410,224
VMware Inc.
2.30%, 08/21/20	335	327,258
2.95%, 08/21/22 (Call 07/21/22)	245	235,768
3.90%, 08/21/27 (Call 05/21/27)	100	93,902
		16,739,775
Telecommunications — 1.1%
America Movil SAB de CV, 5.00%, 03/30/20	975	1,005,449
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)	500	493,935
2.63%, 12/01/22 (Call 09/01/22)	50	47,804
3.00%, 02/15/22	350	344,309
3.00%, 06/30/22 (Call 04/30/22)	575	561,499
3.20%, 03/01/22 (Call 02/01/22)	100	98,863
3.40%, 05/15/25 (Call 02/15/25)	590	563,627
3.60%, 02/17/23 (Call 12/17/22)	100	99,383
3.80%, 03/15/22	470	473,360
3.80%, 03/01/24 (Call 01/01/24)	50	49,660
3.88%, 08/15/21	275	279,452
3.90%, 03/11/24 (Call 12/11/23)	750	750,277
3.95%, 01/15/25 (Call 10/15/24)	625	618,862
4.10%, 02/15/28 (Call 11/15/27)(b)	500	486,320
4.13%, 02/17/26 (Call 11/17/25)	575	569,785
4.25%, 03/01/27 (Call 12/01/26)	115	114,285
4.45%, 05/15/21	455	469,360
4.45%, 04/01/24 (Call 01/01/24)	325	332,871
5.00%, 03/01/21	450	470,065
5.20%, 03/15/20	300	311,160
5.88%, 10/01/19	300	311,733
Cisco Systems Inc.
1.40%, 09/20/19	775	763,026
1.85%, 09/20/21 (Call 08/20/21)	300	289,725
2.20%, 02/28/21	530	521,239
2.45%, 06/15/20	25	24,892
2.50%, 09/20/26 (Call 06/20/26)	425	394,774
2.60%, 02/28/23	250	243,840
2.95%, 02/28/26	250	240,650
Security	Par(000)	Value
Telecommunications (continued)
3.00%, 06/15/22	$ 45	$ 44,956
3.63%, 03/04/24	250	254,455
4.45%, 01/15/20	25	25,726
Juniper Networks Inc.
4.50%, 03/15/24	50	51,150
4.60%, 03/15/21	195	201,043
Motorola Solutions Inc.
3.50%, 09/01/21	125	124,423
3.50%, 03/01/23	55	53,700
3.75%, 05/15/22	215	214,538
4.00%, 09/01/24	100	99,146
7.50%, 05/15/25	75	88,703
Orange SA
1.63%, 11/03/19	230	225,931
4.13%, 09/14/21	150	154,491
5.38%, 07/08/19	315	323,858
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	215	199,116
3.63%, 12/15/25 (Call 09/15/25)	110	108,270
4.10%, 10/01/23 (Call 07/01/23)	300	307,527
Telefonica Emisiones SAU
4.10%, 03/08/27	250	244,340
5.46%, 02/16/21	475	501,714
5.88%, 07/15/19	250	258,157
Telefonos de Mexico SAB de CV, 5.50%, 11/15/19	200	207,150
Verizon Communications Inc.
1.75%, 08/15/21	150	143,268
2.45%, 11/01/22 (Call 08/01/22)	500	479,405
2.63%, 08/15/26	440	396,854
2.95%, 03/15/22	1,015	997,674
3.00%, 11/01/21 (Call 09/01/21)	585	580,677
3.38%, 02/15/25	858	830,321
3.50%, 11/01/21	265	266,823
3.50%, 11/01/24 (Call 08/01/24)	800	785,712
4.13%, 03/16/27	345	345,880
4.15%, 03/15/24 (Call 12/15/23)	74	75,590
5.15%, 09/15/23	900	967,725
Vodafone Group PLC
2.50%, 09/26/22	300	287,691
2.95%, 02/19/23	250	242,333
3.75%, 01/16/24	285	283,729
4.13%, 05/30/25	195	194,951
4.38%, 05/30/28	425	423,933
		21,921,165
Textiles — 0.0%
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	100	99,010
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	100	101,461
		200,471
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	45	44,905
3.50%, 09/15/27 (Call 06/15/27)	145	134,621
		179,526
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	250	246,903
3.00%, 04/01/25 (Call 01/01/25)	40	38,716
3.05%, 03/15/22 (Call 12/15/21)	160	159,573
3.05%, 09/01/22 (Call 06/01/22)	75	74,671

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Transportation (continued)
3.40%, 09/01/24 (Call 06/01/24)	$ 450	$ 449,131
3.75%, 04/01/24 (Call 01/01/24)	300	304,773
3.85%, 09/01/23 (Call 06/01/23)	70	71,789
4.70%, 10/01/19	430	440,776
Canadian National Railway Co.
2.40%, 02/03/20	85	84,488
2.85%, 12/15/21 (Call 09/15/21)	250	248,143
2.95%, 11/21/24 (Call 08/21/24)	220	214,887
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)	250	239,305
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	50	49,645
CSX Corp.
3.35%, 11/01/25 (Call 08/01/25)	200	194,210
3.40%, 08/01/24 (Call 05/01/24)	100	98,740
3.70%, 10/30/20 (Call 07/30/20)	200	202,924
3.80%, 03/01/28 (Call 12/01/27)	500	494,720
4.25%, 06/01/21 (Call 03/01/21)	100	102,908
FedEx Corp.
2.30%, 02/01/20	295	292,301
3.25%, 04/01/26 (Call 01/01/26)	45	43,324
3.30%, 03/15/27 (Call 12/15/26)	165	158,329
3.40%, 02/15/28 (Call 11/15/27)	250	239,995
4.00%, 01/15/24	255	261,046
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	250	248,177
Kansas City Southern, 3.00%, 05/15/23 (Call 02/15/23)	100	96,306
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	200	196,472
2.90%, 06/15/26 (Call 03/15/26)	155	146,322
3.00%, 04/01/22 (Call 01/01/22)	525	520,495
3.25%, 12/01/21 (Call 09/01/21)	50	50,146
3.85%, 01/15/24 (Call 10/15/23)	225	228,422
5.90%, 06/15/19	75	77,329
Ryder System Inc.
2.25%, 09/01/21 (Call 08/01/21)	115	111,111
2.45%, 09/03/19 (Call 08/03/19)	65	64,563
2.50%, 05/11/20 (Call 04/11/20)	105	103,764
2.50%, 09/01/22 (Call 08/01/22)	105	100,823
2.65%, 03/02/20 (Call 02/02/20)	100	99,311
2.88%, 09/01/20 (Call 08/01/20)	205	203,577
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)	330	311,843
3.00%, 04/15/27 (Call 01/15/27)	315	300,538
4.16%, 07/15/22 (Call 04/15/22)	478	495,452
United Parcel Service Inc.
2.05%, 04/01/21	275	268,994
2.40%, 11/15/26 (Call 08/15/26)	125	114,865
2.45%, 10/01/22	600	584,274
3.05%, 11/15/27 (Call 08/15/27)	180	172,858
3.13%, 01/15/21	175	176,470
		9,383,409
Trucking & Leasing — 0.0%
GATX Corp.
2.60%, 03/30/20 (Call 02/28/20)(a)	100	98,932
3.25%, 09/15/26 (Call 06/15/26)	130	120,799
3.85%, 03/30/27 (Call 12/30/26)	50	48,207
4.85%, 06/01/21	150	156,061
		423,999
Security	Par(000)	Value
Water — 0.0%
American Water Capital Corp., 2.95%, 09/01/27 (Call 06/01/27)	$ 270	$ 254,359
Total Corporate Bonds & Notes — 33.6% (Cost: $664,949,967)		651,085,564
Foreign Government Obligations(g)
Canada — 0.6%
Export Development Canada
1.63%, 12/03/19(a)	500	493,505
1.63%, 01/17/20	50	49,293
1.75%, 08/19/19	75	74,381
1.75%, 07/21/20(a)	850	835,176
2.00%, 05/17/22	150	145,408
2.75%, 03/15/23	400	397,880
Hydro-Quebec, 9.40%, 02/01/21	502	581,492
Province of Alberta Canada
2.20%, 07/26/22	50	48,380
3.30%, 03/15/28	300	300,030
Province of British Columbia Canada
2.00%, 10/23/22	130	125,126
2.25%, 06/02/26	695	650,687
2.65%, 09/22/21	150	149,092
Province of Manitoba Canada
2.05%, 11/30/20	200	196,258
2.10%, 09/06/22	175	168,469
2.13%, 05/04/22	100	96,550
2.13%, 06/22/26	450	413,028
3.05%, 05/14/24	75	74,406
Province of Ontario Canada
1.25%, 06/17/19	75	74,043
1.65%, 09/27/19	750	741,262
1.88%, 05/21/20(a)	175	172,137
2.20%, 10/03/22	75	72,378
2.25%, 05/18/22	600	582,120
2.40%, 02/08/22	250	244,620
2.50%, 09/10/21	200	197,200
2.50%, 04/27/26	50	47,541
3.20%, 05/16/24	1,100	1,101,452
4.00%, 10/07/19	200	203,740
4.40%, 04/14/20	600	618,564
Province of Quebec Canada
2.38%, 01/31/22	100	97,976
2.50%, 04/20/26	825	785,821
2.63%, 02/13/23	350	343,920
2.75%, 08/25/21	50	49,762
2.75%, 04/12/27	685	659,950
2.88%, 10/16/24	400	394,736
3.50%, 07/29/20	525	533,647
7.13%, 02/09/24	225	268,627
		11,988,657
Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22(a)	400	381,416
3.25%, 09/14/21	200	200,130
3.88%, 08/05/20	550	560,246
		1,141,792

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)	$ 550	$ 528,269
4.38%, 07/12/21	750	764,940
8.13%, 05/21/24	325	391,310
11.75%, 02/25/20	350	398,906
		2,083,425
Germany — 0.1%
FMS Wertmanagement
1.75%, 01/24/20	1,450	1,431,136
1.75%, 03/17/20	420	413,792
		1,844,928
Hungary — 0.1%
Hungary Government International Bond
5.38%, 02/21/23	374	397,566
5.38%, 03/25/24	250	267,595
5.75%, 11/22/23	530	574,737
6.25%, 01/29/20	300	313,953
6.38%, 03/29/21	800	857,152
		2,411,003
Isreal — 0.0%
Israel Government International Bond
2.88%, 03/16/26	600	572,298
4.00%, 06/30/22	200	205,608
		777,906
Italy — 0.0%
Republic of Italy Government International Bond, 6.88%, 09/27/23	660	728,838
Japan — 0.3%
Japan Bank for International Cooperation
1.88%, 07/21/26	750	678,255
2.00%, 11/04/21	300	290,025
2.13%, 11/16/20	350	343,665
2.13%, 02/10/25	400	374,648
2.25%, 11/04/26	250	232,338
2.38%, 07/21/22	800	778,240
2.38%, 11/16/22	750	727,170
2.50%, 06/01/22	500	488,880
2.75%, 11/16/27	250	240,473
2.88%, 06/01/27	280	272,224
2.88%, 07/21/27	500	486,440
Japan Finance Organization for Municipalities, 4.00%, 01/13/21	300	307,323
Japan International Cooperation Agency, 2.13%, 10/20/26	80	73,287
		5,292,968
Mexico — 0.2%
Mexico Government International Bond
3.50%, 01/21/21	175	174,748
3.60%, 01/30/25	1,000	965,150
3.63%, 03/15/22	930	925,861
3.75%, 01/11/28	250	234,883
4.00%, 10/02/23	800	802,192
4.13%, 01/21/26	450	446,265
4.15%, 03/28/27(a)	500	490,455
		4,039,554
Security	Par(000)	Value
Panama — 0.1%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	$ 450	$ 454,424
5.20%, 01/30/20	950	983,506
8.88%, 09/30/27	350	475,468
		1,913,398
Peru — 0.0%
Peruvian Government International Bond, 7.35%, 07/21/25	530	647,268
Philippines — 0.1%
Philippine Government International Bond
4.00%, 01/15/21	400	406,840
5.50%, 03/30/26	612	678,524
6.50%, 01/20/20(a)	100	105,529
8.38%, 06/17/19	150	158,267
10.63%, 03/16/25	300	421,239
		1,770,399
Poland — 0.2%
Republic of Poland Government International Bond
3.00%, 03/17/23	800	781,288
3.25%, 04/06/26	740	714,455
4.00%, 01/22/24	250	254,057
5.00%, 03/23/22	150	158,228
5.13%, 04/21/21	680	714,000
6.38%, 07/15/19	370	384,582
		3,006,610
South Korea — 0.2%
Export-Import Bank of Korea
2.25%, 01/21/20	1,300	1,282,008
2.38%, 08/12/19	250	248,483
2.75%, 01/25/22	500	487,825
2.88%, 01/21/25(a)	400	377,892
4.00%, 01/29/21	100	101,629
5.00%, 04/11/22	1,000	1,052,000
Korea International Bond, 5.63%, 11/03/25	250	285,902
		3,835,739
Supranational — 2.8%
African Development Bank
2.13%, 11/16/22	425	412,233
2.38%, 09/23/21	328	323,877
2.63%, 03/22/21	400	399,144
Asian Development Bank
1.38%, 03/23/20(a)	600	587,784
1.50%, 01/22/20(a)	1,095	1,077,272
1.63%, 05/05/20	625	614,037
1.63%, 03/16/21(a)	1,150	1,117,202
1.75%, 01/10/20	250	247,018
1.75%, 06/08/21	1,300	1,263,470
1.75%, 09/13/22(a)	200	191,476
1.88%, 02/18/22(a)	925	895,594
2.00%, 02/16/22	50	48,625
2.00%, 01/22/25	120	113,394
2.00%, 04/24/26	500	466,280
2.25%, 01/20/21	1,055	1,043,648
2.50%, 11/02/27	300	287,943
2.63%, 01/12/27(a)	500	486,015
2.75%, 03/17/23	600	597,486
Corp. Andina de Fomento
2.13%, 09/27/21	525	506,016
4.38%, 06/15/22	400	416,332

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Supranational (continued)
Council of Europe Development Bank
1.63%, 03/16/21(a)	$ 225	$ 218,419
1.75%, 11/14/19	150	148,370
2.63%, 02/13/23(a)	345	341,240
European Bank for Reconstruction & Development
0.88%, 07/22/19	285	280,004
1.50%, 03/16/20	1,125	1,104,435
1.50%, 11/02/21	250	239,600
1.63%, 05/05/20	100	98,237
1.88%, 02/23/22	125	120,909
2.13%, 03/07/22	250	243,973
2.75%, 03/07/23	300	298,602
European Investment Bank
1.38%, 06/15/20	320	312,272
1.38%, 09/15/21	450	430,177
1.63%, 03/16/20	475	467,357
1.63%, 08/14/20	100	97,875
1.63%, 06/15/21(a)	1,500	1,450,515
1.75%, 06/17/19	160	158,962
1.75%, 05/15/20(a)	100	98,409
1.88%, 02/10/25(a)	1,450	1,352,879
2.00%, 03/15/21	1,625	1,593,654
2.13%, 10/15/21	75	73,418
2.13%, 04/13/26	550	517,126
2.25%, 03/15/22	1,000	979,710
2.25%, 08/15/22	900	878,922
2.38%, 05/13/21	520	514,462
2.38%, 06/15/22(a)	681	668,851
2.38%, 05/24/27	350	332,248
2.50%, 04/15/21	300	298,041
2.50%, 03/15/23	1,000	982,650
2.88%, 09/15/20	900	904,527
3.25%, 01/29/24	1,100	1,118,535
4.00%, 02/16/21	625	645,812
Inter-American Development Bank
1.25%, 09/14/21	500	476,505
1.38%, 07/15/20(a)	1,050	1,024,044
1.63%, 05/12/20	750	736,770
1.75%, 10/15/19	875	866,915
1.75%, 04/14/22	1,125	1,081,620
1.75%, 09/14/22	25	23,939
1.88%, 06/16/20	500	493,010
1.88%, 03/15/21	50	48,927
2.13%, 11/09/20	550	543,339
2.13%, 01/18/22	500	488,565
2.13%, 01/15/25	750	714,532
2.38%, 07/07/27	100	95,120
2.50%, 01/18/23	750	739,432
2.63%, 04/19/21(a)	800	798,744
3.00%, 02/21/24	900	904,590
Series GDP, 1.25%, 10/15/19	515	506,739
International Bank for Reconstruction & Development
0.88%, 08/15/19	1,000	981,870
1.13%, 11/27/19	1,240	1,215,572
1.38%, 05/24/21	625	601,519
1.63%, 09/04/20(a)	165	161,523
1.63%, 03/09/21	1,200	1,166,868
1.75%, 04/19/23(a)	50	47,585
1.88%, 10/07/19	1,700	1,687,148
1.88%, 04/21/20	640	632,320
Security	Par(000)	Value
Supranational (continued)
1.88%, 10/07/22(a)	$ 450	$ 432,972
1.88%, 10/27/26	350	321,258
2.00%, 01/26/22	1,475	1,435,632
2.13%, 11/01/20	450	444,735
2.13%, 02/13/23(a)	200	193,906
2.13%, 03/03/25	295	281,173
2.25%, 06/24/21	1,425	1,405,848
2.50%, 11/25/24	250	244,018
2.50%, 07/29/25	1,050	1,020,715
2.50%, 11/22/27(a)	50	48,026
7.63%, 01/19/23	900	1,084,716
International Finance Corp.
1.13%, 07/20/21(a)	250	238,188
1.63%, 07/16/20	300	294,081
1.75%, 09/16/19	1,199	1,188,701
2.00%, 10/24/22	150	145,032
2.13%, 04/07/26	250	235,813
Nordic Investment Bank
2.13%, 02/01/22	250	244,110
2.25%, 02/01/21	250	247,238
		53,608,395
Sweden — 0.1%
Svensk Exportkredit AB
1.13%, 08/28/19	500	491,635
1.75%, 05/18/20	200	196,598
1.75%, 03/10/21	1,350	1,313,131
		2,001,364
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	25	25,535
4.50%, 08/14/24(a)	955	989,007
8.00%, 11/18/22	200	228,154
		1,242,696
Total Foreign Government Obligations — 5.1% (Cost: $100,883,601)		98,334,940
Municipal Debt Obligations
California — 0.0%
State of California GO
3.38%, 04/01/25	200	199,656
6.20%, 03/01/19	100	102,771
6.20%, 10/01/19	20	20,922
State of California GO BAB, 5.70%, 11/01/21	300	326,841
		650,190
Florida — 0.0%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	250	250,643
Illinois — 0.1%
State of Illinois GO
4.95%, 06/01/23(a)	360	366,426
5.88%, 03/01/19	400	407,452
		773,878

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New Jersey — 0.0%
New Jersey Economic Development Authority RB
Series B, 0.00%, 02/15/20 (AGM)(h)	$ 50	$ 47,670
Series B, 0.00%, 02/15/23 (AGM)(h)	600	506,508
		554,178
Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	253,868
Total Municipal Debt Obligations — 0.1% (Cost: $2,477,939)		2,482,757
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 2.6%
Federal Home Loan Banks
0.88%, 08/05/19	200	196,558
1.13%, 06/21/19	200	197,608
1.38%, 09/13/19	600	592,572
1.38%, 11/15/19	400	394,356
1.38%, 09/28/20	500	487,345
1.38%, 02/18/21	2,260	2,191,748
1.50%, 10/21/19	150	148,212
1.75%, 06/12/20	350	345,114
1.88%, 11/29/21	3,100	3,023,058
2.38%, 12/13/19	400	399,940
2.88%, 09/11/20	600	604,662
Federal Home Loan Mortgage Corp.
0.88%, 07/19/19	200	196,804
1.25%, 08/01/19	2,180	2,153,339
1.25%, 10/02/19	4,341	4,277,491
1.38%, 05/01/20	1,500	1,470,465
1.88%, 11/17/20	200	196,768
2.38%, 01/13/22	1,200	1,188,036
Federal National Mortgage Association
1.00%, 10/24/19	125	122,645
1.25%, 05/06/21	200	192,436
1.25%, 08/17/21	2,700	2,586,843
1.38%, 02/26/21	600	581,604
1.38%, 10/07/21	3,850	3,696,924
1.50%, 06/22/20	1,250	1,225,862
1.63%, 01/21/20	8,600	8,493,446
1.75%, 09/12/19	9,150	9,081,558
1.88%, 04/05/22	250	242,793
1.88%, 09/24/26	2,000	1,830,460
2.00%, 01/05/22	1,000	977,710
2.13%, 04/24/26	1,150	1,084,370
2.38%, 01/19/23	800	788,072
2.63%, 09/06/24	1,325	1,308,066
Tennessee Valley Authority, 3.88%, 02/15/21	25	25,767
		50,302,632
U.S. Government Obligations — 56.6%
U.S. Treasury Note/Bond
0.75%, 07/15/19	1,800	1,769,415
0.88%, 07/31/19	3,000	2,950,916
0.88%, 09/15/19	14,700	14,428,043
1.00%, 06/30/19	7,000	6,904,220
1.00%, 08/31/19	7,700	7,574,440
1.00%, 09/30/19	5,000	4,913,105
1.00%, 11/15/19	9,000	8,826,979
1.00%, 11/30/19	500	490,077
1.13%, 12/31/19	1,168	1,145,740
Security	Par(000)	Value
U.S. Government Obligations (continued)
1.13%, 03/31/20	$ 1,640	$ 1,602,762
1.13%, 04/30/20	8,296	8,097,931
1.13%, 02/28/21	5,000	4,817,036
1.13%, 06/30/21	8,100	7,760,210
1.13%, 07/31/21	8,000	7,652,324
1.13%, 09/30/21	2,000	1,907,637
1.25%, 10/31/19	9,000	8,863,999
1.25%, 01/31/20	10,200	10,013,880
1.25%, 02/29/20	3,921	3,844,649
1.25%, 03/31/21	10,600	10,233,805
1.25%, 10/31/21	10,000	9,566,855
1.25%, 07/31/23	9,500	8,845,320
1.38%, 09/30/19	1,000	987,510
1.38%, 01/31/20	8,500	8,362,373
1.38%, 02/29/20	5,000	4,913,047
1.38%, 03/31/20	6,000	5,890,756
1.38%, 04/30/20	12,900	12,652,477
1.38%, 05/31/20	7,000	6,858,282
1.38%, 08/31/20	13,000	12,694,148
1.38%, 10/31/20	3,000	2,922,628
1.38%, 01/31/21	8,000	7,768,201
1.38%, 04/30/21	900	870,983
1.38%, 05/31/21	2,400	2,319,455
1.38%, 06/30/23	5,500	5,160,809
1.38%, 08/31/23	11,000	10,295,220
1.38%, 09/30/23	6,100	5,701,768
1.50%, 10/31/19	1,400	1,383,480
1.50%, 11/30/19	9,000	8,886,039
1.50%, 04/15/20	9,000	8,851,401
1.50%, 05/31/20	26,800	26,322,810
1.50%, 06/15/20	2,000	1,963,815
1.50%, 02/28/23	19,000	18,025,618
1.50%, 03/31/23	4,000	3,790,411
1.50%, 08/15/26	13,000	11,748,464
1.63%, 06/30/19	8,000	7,943,986
1.63%, 07/31/19	3,500	3,472,772
1.63%, 08/31/19	8,950	8,872,070
1.63%, 12/31/19	16,000	15,816,721
1.63%, 03/15/20	4,100	4,045,206
1.63%, 06/30/20	3,000	2,951,581
1.63%, 07/31/20	1,750	1,720,112
1.63%, 10/15/20	3,000	2,941,875
1.63%, 11/30/20	7,000	6,854,448
1.63%, 08/15/22	11,000	10,559,204
1.63%, 08/31/22	1,000	959,603
1.63%, 11/15/22	9,019	8,634,291
1.63%, 04/30/23	10,250	9,760,229
1.63%, 05/31/23	3,000	2,853,756
1.63%, 02/15/26	15,100	13,871,744
1.63%, 05/15/26	13,000	11,904,808
1.75%, 09/30/19	5,750	5,706,036
1.75%, 10/31/20	400	393,164
1.75%, 12/31/20	6,000	5,888,438
1.75%, 02/28/22	194	188,062
1.75%, 03/31/22	10,200	9,880,524
1.75%, 04/30/22	8,000	7,741,530
1.75%, 05/15/22	4,000	3,869,791
1.75%, 06/30/22	8,000	7,730,988
1.75%, 09/30/22	11,000	10,600,069
1.75%, 01/31/23	12,200	11,719,081

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Obligations (continued)
1.75%, 05/15/23	$ 5,445	$ 5,214,156
1.88%, 06/30/20	2,500	2,472,326
1.88%, 11/30/21	6,000	5,858,047
1.88%, 01/31/22	9,000	8,771,695
1.88%, 02/28/22	3,000	2,921,733
1.88%, 03/31/22	6,000	5,839,303
1.88%, 04/30/22	4,000	3,889,804
1.88%, 07/31/22	13,000	12,614,126
1.88%, 08/31/22	10,500	10,179,289
1.88%, 09/30/22	5,000	4,844,199
1.88%, 10/31/22	9,000	8,714,077
1.88%, 08/31/24	2,000	1,901,474
2.00%, 07/31/20	4,550	4,507,575
2.00%, 09/30/20	16,000	15,830,696
2.00%, 11/30/20	11,080	10,949,653
2.00%, 02/28/21	4,950	4,883,001
2.00%, 05/31/21	7,000	6,890,525
2.00%, 08/31/21	9,000	8,839,179
2.00%, 10/31/21	11,000	10,790,326
2.00%, 11/15/21	8,000	7,845,994
2.00%, 12/31/21	6,500	6,367,017
2.00%, 07/31/22	7,000	6,826,171
2.00%, 11/30/22	13,200	12,843,389
2.00%, 02/15/23	8,345	8,105,407
2.00%, 04/30/24	1,000	960,370
2.00%, 05/31/24	8,000	7,676,606
2.00%, 06/30/24	8,000	7,670,009
2.00%, 02/15/25	12,000	11,439,901
2.00%, 08/15/25	14,800	14,049,642
2.00%, 11/15/26	10,900	10,226,219
2.13%, 08/31/20	18,120	17,988,096
2.13%, 01/31/21	7,000	6,930,820
2.13%, 06/30/21	2,600	2,567,343
2.13%, 08/15/21	17,295	17,058,215
2.13%, 09/30/21	5,000	4,927,510
2.13%, 12/31/21	4,250	4,181,721
2.13%, 06/30/22	13,500	13,237,890
2.13%, 12/31/22	9,400	9,187,464
2.13%, 11/30/23	7,000	6,795,948
2.13%, 02/29/24	4,800	4,648,904
2.13%, 03/31/24	6,000	5,806,749
2.13%, 07/31/24	6,000	5,791,318
2.13%, 09/30/24	2,000	1,927,605
2.13%, 11/30/24	6,000	5,775,820
2.13%, 05/15/25	10,800	10,358,882
2.25%, 03/31/21	9,300	9,232,059
2.25%, 04/30/21	1,000	992,272
2.25%, 01/31/24	4,800	4,683,577
2.25%, 10/31/24	7,000	6,793,599
2.25%, 11/15/24	14,000	13,583,281
2.25%, 11/15/25	16,000	15,420,689
2.25%, 02/15/27	16,300	15,574,256
2.25%, 08/15/27	20,500	19,532,749
2.25%, 11/15/27	13,500	12,848,203
2.38%, 12/31/20	5,100	5,084,361
2.38%, 08/15/24	6,900	6,755,807
2.38%, 05/15/27	12,500	12,053,719
2.50%, 03/31/23	2,500	2,481,928
2.50%, 08/15/23	2,040	2,021,865
Security	Par/Shares (000)	Value
U.S. Government Obligations (continued)
2.50%, 05/15/24	$ 8,025	$ 7,923,482
2.63%, 08/15/20	4,500	4,517,030
2.63%, 11/15/20	6,875	6,897,064
2.75%, 04/30/23	16,000	16,062,268
2.75%, 11/15/23	7,150	7,170,736
2.75%, 02/15/28	7,500	7,448,084
3.13%, 05/15/21	8,600	8,744,528
3.38%, 11/15/19	6,993	7,093,433
3.50%, 05/15/20	19,353	19,748,008
3.63%, 08/15/19	4,590	4,661,420
3.63%, 02/15/20	2,010	2,051,239
3.63%, 02/15/21	756	778,024
6.00%, 02/15/26	7,000	8,556,795
6.38%, 08/15/27	2,000	2,576,374
6.50%, 11/15/26	4,000	5,111,554
6.63%, 02/15/27	5,500	7,124,529
6.75%, 08/15/26	1,000	1,290,375
6.88%, 08/15/25	2,000	2,535,469
7.25%, 08/15/22	750	887,989
7.50%, 11/15/24	750	960,234
7.63%, 11/15/22	3,000	3,626,432
7.88%, 02/15/21	5,000	5,701,180
8.00%, 11/15/21	3,700	4,358,881
8.75%, 05/15/20	850	953,515
8.75%, 08/15/20	8,000	9,075,084
		1,097,477,413
Total U.S. Government & Agency Obligations — 59.2% (Cost: $1,177,967,176)		1,147,780,045

Short-Term Investments
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(i)(j)	30,435	30,434,793
Total Short-Term Investments — 1.6% (Cost: $30,434,793)		30,434,793
Total Investments in Securities — 99.6% (Cost: $1,976,713,476)		1,930,118,099
Other Assets, Less Liabilities — 0.4%		7,824,056
Net Assets — 100.0%		$ 1,937,942,155

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Affiliate of the Fund.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Investments are denominated in U.S. dollars.
(h)	Zero-coupon bond.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® Intermediate Government/Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	24,961	5,474 (a)	—	30,435	$30,434,793	$51,455 (b)	$ —	$ —
PNC Bank N.A.
2.15%, 04/29/21	250	—	—	250	243,080	1,448	—	(399)
2.30%, 06/01/20	500	—	—	500	493,415	3,111	—	(1,091)
2.45%, 11/05/20	250	—	—	250	246,368	1,359	—	(286)
2.50%, 01/22/21	250	—	—	250	246,205	1,672	—	(501)
2.70%, 11/01/22	250	50	—	300	290,307	1,854	—	(769)
3.25%, 06/01/25	250	—	—	250	243,593	1,655	—	(1,986)
4.20%, 11/01/25	500	—	—	500	512,580	4,182	—	(3,567)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	150	—	—	150	143,012	1,295	—	(1,338)
3.30%, 03/08/22	400	—	—	400	399,616	2,746	—	(3,010)
3.90%, 04/29/24	250	—	—	250	251,435	2,341	—	(3,486)
4.38%, 08/11/20	400	—	—	400	410,820	2,754	—	(1,023)
6.88%, 05/15/19	650	—	(650)	—	—	3,841	(3,101)	4,289
					$33,915,224	$79,713	$ (3,101)	$ (13,167)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$ 651,085,564	$ —	$ 651,085,564
Foreign Government Obligations	—	98,334,940	—	98,334,940
Municipal Debt Obligations	—	2,482,757	—	2,482,757
U.S. Government & Agency Obligations	—	1,147,780,045	—	1,147,780,045
Money Market Funds	30,434,793	—	—	30,434,793
	$ 30,434,793	$1,899,683,306	$ —	$ 1,930,118,099
Portfolio Abbreviations - Fixed Income
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
RB	Revenue Bond

iShares® MBS ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 99.7%
Federal Home Loan Mortgage Corp.
2.45%, 05/01/43, (12 mo. LIBOR US + 1.650%)(a)	$ 709	$ 701,624
2.50%, 08/01/27	1,019	1,003,781
2.50%, 09/01/27	2,341	2,307,001
2.50%, 11/01/27	890	876,768
2.50%, 02/01/28	13,453	13,258,232
2.50%, 03/01/28	2,149	2,114,640
2.50%, 04/01/28	1,118	1,099,691
2.50%, 06/01/28	122	120,139
2.50%, 07/01/28	1,006	986,829
2.50%, 07/01/29	6,000	5,896,482
2.50%, 08/01/29	469	459,476
2.50%, 10/01/29	406	397,495
2.50%, 12/01/29	3,313	3,246,647
2.50%, 01/01/30	1,046	1,024,491
2.50%, 02/01/30	3,022	2,959,729
2.50%, 03/01/30	2,122	2,076,028
2.50%, 04/01/30	9,796	9,584,155
2.50%, 05/01/30	10,354	10,130,274
2.50%, 06/01/30	35,386	34,619,785
2.50%, 07/01/30	1,904	1,862,732
2.50%, 08/01/30	1,916	1,875,086
2.50%, 09/01/30	1,092	1,069,108
2.50%, 06/01/31	1,968	1,918,222
2.50%, 10/01/31	984	958,805
2.50%, 12/01/31	32,225	31,409,983
2.50%, 02/01/32	22,753	22,178,252
2.50%, 10/01/32	1,242	1,210,225
2.50%, 12/01/32	1,417	1,380,451
2.50%, 06/01/33(b)	104,448	101,722,560
2.50%, 08/01/33	1,038	1,014,770
2.50%, 02/01/43	1,831	1,734,156
2.50%, 03/01/43	213	201,617
2.50%, 04/01/43	753	713,224
2.50%, 06/01/43	649	612,150
2.50%, 07/01/43	2,542	2,397,291
2.50%, 08/01/43	306	288,315
2.50%, 04/01/45	258	242,363
2.50%, 03/01/47	4,487	4,214,279
2.50%, 06/01/48(b)	325	304,586
2.51%, 08/01/43, (12 mo. LIBOR US + 1.600%)(a)	263	260,465
2.66%, 06/01/43, (12 mo. LIBOR US + 1.495%)(a)	592	604,404
2.95%, 05/01/42, (12 mo. LIBOR US + 1.811%)(a)	1,225	1,234,533
3.00%, 01/01/21	7	7,214
3.00%, 08/01/21	3	3,177
3.00%, 09/01/21	159	160,067
3.00%, 10/01/22	32	31,663
3.00%, 02/01/27	1,019	1,022,799
3.00%, 04/01/27	2,641	2,651,338
3.00%, 05/01/27	11,688	11,735,517
3.00%, 06/01/27	3,133	3,145,556
3.00%, 07/01/27	231	231,848
3.00%, 08/01/27	1,045	1,049,374
3.00%, 09/01/27	10,600	10,643,689
3.00%, 11/01/27	1,531	1,537,378
3.00%, 12/01/27	978	982,110
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.00%, 01/01/28	$ 511	$ 512,551
3.00%, 06/01/28	936	938,597
3.00%, 09/01/28	5,565	5,578,449
3.00%, 11/01/28	238	238,615
3.00%, 04/01/29	11	10,954
3.00%, 05/01/29	13,508	13,509,400
3.00%, 10/01/29	19	18,506
3.00%, 11/01/29	2,896	2,896,713
3.00%, 03/01/30	1,108	1,105,351
3.00%, 05/01/30	7,769	7,755,159
3.00%, 06/01/30	9,904	9,909,772
3.00%, 07/01/30	4,910	4,899,607
3.00%, 08/01/30	949	947,269
3.00%, 09/01/30	7,216	7,200,584
3.00%, 10/01/30	1,642	1,638,436
3.00%, 11/01/30	1,491	1,487,668
3.00%, 12/01/30	1,822	1,818,486
3.00%, 02/01/31	11,738	11,717,427
3.00%, 03/01/31	7,312	7,298,682
3.00%, 05/01/31	19,851	19,815,108
3.00%, 06/01/31	14,116	14,090,471
3.00%, 07/01/31	1,170	1,167,767
3.00%, 03/01/32	1,923	1,915,293
3.00%, 07/01/32	973	969,033
3.00%, 09/01/32	7,438	7,407,680
3.00%, 12/01/32	8,788	8,750,752
3.00%, 02/01/33	6,220	6,194,001
3.00%, 05/01/33	6,651	6,566,507
3.00%, 06/01/33(b)	105,397	104,870,015
3.00%, 10/01/42	1,646	1,611,709
3.00%, 11/01/42	2,076	2,033,339
3.00%, 02/01/43	250	245,252
3.00%, 07/01/43	3,630	3,552,986
3.00%, 02/01/45	4,564	4,458,924
3.00%, 03/01/45	909	886,368
3.00%, 04/01/45	88,293	86,077,667
3.00%, 05/01/45	10,030	9,778,855
3.00%, 08/01/45	989	964,659
3.00%, 12/01/45	4,752	4,633,267
3.00%, 01/01/46	2,369	2,309,132
3.00%, 05/01/46	2,010	1,951,630
3.00%, 08/01/46	11,225	10,906,339
3.00%, 09/01/46	35,778	34,887,739
3.00%, 10/01/46	53,273	51,787,138
3.00%, 11/01/46	95,277	92,531,906
3.00%, 12/01/46	124,141	120,699,993
3.00%, 01/01/47	12,675	12,308,947
3.00%, 02/01/47	24,393	23,701,295
3.00%, 03/01/47	10,174	9,878,887
3.00%, 05/01/47	40,687	39,580,909
3.00%, 07/01/47	2,239	2,177,901
3.00%, 08/01/47	7,448	7,232,840
3.00%, 10/01/47	1,483	1,440,028
3.00%, 11/01/47	1,018	987,918
3.00%, 12/01/47	2,659	2,581,587
3.00%, 06/01/48(b)	205,050	198,930,539
3.24%, 07/01/41, (12 mo. LIBOR US + 1.890%)(a)	149	155,887
3.37%, 11/01/41, (12 mo. LIBOR US + 1.858%)(a)	2,328	2,418,624

iShares® MBS ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/25	$ 10,914	$ 11,099,407
3.50%, 02/01/26	853	867,942
3.50%, 03/01/26	2,501	2,546,318
3.50%, 06/01/26	1,004	1,022,130
3.50%, 07/01/26	904	920,906
3.50%, 08/01/26	1,304	1,327,982
3.50%, 10/01/26	3,610	3,675,483
3.50%, 03/01/27	714	727,049
3.50%, 01/01/28	981	999,490
3.50%, 06/01/29	2,837	2,887,701
3.50%, 10/01/29	2,918	2,970,175
3.50%, 05/01/31	6,907	7,037,425
3.50%, 01/01/32	3,318	3,381,618
3.50%, 03/01/32	568	575,870
3.50%, 04/01/32	5,242	5,341,337
3.50%, 05/01/32	4,494	4,578,101
3.50%, 06/01/32	5,749	5,850,052
3.50%, 07/01/32	1,943	1,971,329
3.50%, 09/01/32	4,164	4,224,089
3.50%, 01/01/33	1,011	1,027,389
3.50%, 02/01/33	1,388	1,415,297
3.50%, 03/01/33	4,630	4,713,727
3.50%, 06/01/33(b)	4,860	4,926,825
3.50%, 05/01/35	16,362	16,607,814
3.50%, 11/01/41	2,202	2,217,230
3.50%, 03/01/42	4,790	4,818,708
3.50%, 04/01/42	1,520	1,529,635
3.50%, 05/01/42	3,233	3,252,597
3.50%, 06/01/42	1,251	1,258,326
3.50%, 09/01/42	10,713	10,778,565
3.50%, 10/01/42	3,681	3,703,183
3.50%, 11/01/42	2,543	2,557,923
3.50%, 01/01/43	1,925	1,936,568
3.50%, 02/01/43	1,228	1,235,652
3.50%, 06/01/43	6,913	6,949,641
3.50%, 07/01/43	3,293	3,310,165
3.50%, 12/01/44	8,661	8,676,718
3.50%, 07/01/45	3,242	3,255,268
3.50%, 08/01/45	2,235	2,236,510
3.50%, 11/01/45	315	315,478
3.50%, 12/01/45	15,193	15,203,064
3.50%, 01/01/46	3,289	3,291,358
3.50%, 03/01/46	19,756	19,752,839
3.50%, 04/01/46	7,533	7,531,421
3.50%, 05/01/46	27,381	27,387,457
3.50%, 06/01/46	10,816	10,874,312
3.50%, 07/01/46	17,092	17,089,019
3.50%, 08/01/46	18,138	18,134,474
3.50%, 09/01/46	20,460	20,460,944
3.50%, 10/01/46	2,186	2,185,102
3.50%, 11/01/46	4,313	4,312,076
3.50%, 12/01/46	12,075	12,087,905
3.50%, 02/01/47	23,498	23,492,778
3.50%, 03/01/47	37,951	37,877,919
3.50%, 04/01/47	17,140	17,112,900
3.50%, 05/01/47	11,431	11,432,054
3.50%, 06/01/47	1,021	1,018,677
3.50%, 07/01/47	18,875	18,842,448
3.50%, 08/01/47	8,385	8,370,284
3.50%, 09/01/47(c)	149,697	149,413,201
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.50%, 09/01/47	$ 23,566	$ 23,575,446
3.50%, 12/01/47	27,040	27,046,321
3.50%, 01/01/48	25,383	25,490,189
3.50%, 02/01/48	65,925	65,676,545
3.50%, 03/01/48	49,861	49,765,464
3.50%, 05/01/48	22,870	22,830,419
3.50%, 06/01/48(b)	121,570	121,285,070
3.53%, 11/01/40, (12 mo. LIBOR US + 1.775%)(a)	391	406,079
3.56%, 12/01/38, (12 mo. LIBOR US + 1.747%)(a)	1,784	1,862,562
3.57%, 08/01/41, (12 mo. LIBOR US + 1.781%)(a)	237	248,200
3.59%, 12/01/33, (1 year CMT + 2.250%)(a)	109	114,097
3.63%, 09/01/41, (12 mo. LIBOR US + 1.880%)(a)	1,380	1,451,033
3.65%, 11/01/40, (12 mo. LIBOR US + 1.900%)(a)	1,065	1,116,046
3.65%, 01/01/42, (12 mo. LIBOR US + 1.900%)(a)	1,175	1,223,571
3.66%, 11/01/40, (12 mo. LIBOR US + 1.910%)(a)	738	773,322
4.00%, 04/01/21	581	587,645
4.00%, 05/01/25	2,383	2,452,353
4.00%, 10/01/25	1,663	1,712,106
4.00%, 02/01/26	1,702	1,751,884
4.00%, 05/01/33	6,228	6,433,764
4.00%, 06/01/33(b)	1,440	1,480,789
4.00%, 11/01/34	1,199	1,250,344
4.00%, 09/01/41	8,162	8,416,124
4.00%, 02/01/42	14,506	14,957,958
4.00%, 07/01/42	1,246	1,284,172
4.00%, 04/01/43	6,874	7,077,120
4.00%, 04/01/44	957	981,775
4.00%, 05/01/44	1,224	1,256,351
4.00%, 06/01/44	1,623	1,665,308
4.00%, 07/01/44	9,005	9,275,581
4.00%, 09/01/44	1,269	1,302,596
4.00%, 10/01/44	959	983,871
4.00%, 11/01/44	1,585	1,630,043
4.00%, 12/01/44	4,691	4,815,057
4.00%, 01/01/45	2,840	2,915,208
4.00%, 04/01/45	18,912	19,506,078
4.00%, 07/01/45	5,487	5,620,147
4.00%, 10/01/45	5,059	5,181,411
4.00%, 11/01/45	1,292	1,325,768
4.00%, 01/01/46	2,887	2,963,521
4.00%, 02/01/46	3,242	3,326,398
4.00%, 03/01/46	5,826	5,966,651
4.00%, 05/01/46	21,020	21,536,942
4.00%, 07/01/46	858	879,089
4.00%, 08/01/46	382	391,504
4.00%, 09/01/46	4,004	4,100,532
4.00%, 11/01/46	67,580	69,216,344
4.00%, 02/01/47	18,714	19,167,038
4.00%, 03/01/47	3,386	3,467,966
4.00%, 06/01/47	11,016	11,350,905
4.00%, 07/01/47	5,799	5,934,940
4.00%, 08/01/47	6,359	6,527,401
4.00%, 09/01/47	45,601	46,659,069
4.00%, 10/01/47	26,252	26,860,561
4.00%, 11/01/47	29,100	29,790,081
4.00%, 12/01/47	70,934	72,571,218
4.00%, 01/01/48	42,014	43,018,069
4.00%, 03/01/48	27,660	28,294,904
4.00%, 05/01/48	16,931	17,320,948
4.00%, 06/01/48(b)	27,997	28,627,207

iShares® MBS ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
4.50%, 04/01/22	$ 586	$ 593,826
4.50%, 05/01/23	583	590,108
4.50%, 07/01/24	821	846,122
4.50%, 08/01/24	276	284,838
4.50%, 09/01/24	475	489,376
4.50%, 10/01/24	683	704,030
4.50%, 08/01/30	2,194	2,306,978
4.50%, 06/01/33(b)	931	935,800
4.50%, 03/01/39	5,546	5,846,240
4.50%, 05/01/39	6,120	6,452,030
4.50%, 10/01/39	7,299	7,694,376
4.50%, 09/01/40	5,376	5,670,055
4.50%, 02/01/41	6,711	7,075,329
4.50%, 05/01/41	7,944	8,404,573
4.50%, 08/01/41	1,273	1,342,198
4.50%, 05/01/42	6,239	6,580,111
4.50%, 10/01/43	3,297	3,471,497
4.50%, 02/01/44	1,867	1,956,781
4.50%, 03/01/44	1,407	1,473,384
4.50%, 05/01/44	150	157,804
4.50%, 06/01/44	868	908,411
4.50%, 10/01/44	1,295	1,357,287
4.50%, 11/01/44	2,175	2,276,561
4.50%, 12/01/44	4,765	5,004,600
4.50%, 01/01/45	6,016	6,338,526
4.50%, 03/01/45	1,098	1,149,829
4.50%, 06/01/45	1,713	1,790,238
4.50%, 07/01/45	3,477	3,637,409
4.50%, 08/01/45	2,388	2,495,999
4.50%, 09/01/45	1,972	2,062,095
4.50%, 11/01/45	111	116,384
4.50%, 01/01/46	771	815,258
4.50%, 04/01/46	1,364	1,424,523
4.50%, 05/01/46	4,950	5,219,199
4.50%, 06/01/46	15,749	16,647,740
4.50%, 07/01/46	5,193	5,504,547
4.50%, 08/01/46	583	609,476
4.50%, 09/01/46	5,095	5,385,019
4.50%, 12/01/46	4,246	4,438,744
4.50%, 01/01/47	367	387,152
4.50%, 02/01/47	2,820	2,971,752
4.50%, 03/01/47	2,952	3,084,895
4.50%, 04/01/47	993	1,045,969
4.50%, 05/01/47	27,930	29,184,563
4.50%, 06/01/47	7,232	7,608,847
4.50%, 07/01/47	788	824,506
4.50%, 08/01/47	4,801	5,050,772
4.50%, 09/01/47	2,368	2,519,738
4.50%, 11/01/47	10,599	11,075,695
4.50%, 05/01/48	21,675	22,655,132
4.50%, 06/01/48(b)	903	942,788
5.00%, 11/01/18	59	58,812
5.00%, 08/01/19	45	45,566
5.00%, 12/01/24	710	719,847
5.00%, 08/01/25	1,272	1,345,973
5.00%, 06/01/26	229	236,195
5.00%, 06/01/33	574	613,312
5.00%, 06/01/33(b)	161	163,038
5.00%, 12/01/33	1,706	1,823,729
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
5.00%, 07/01/35	$ 6,663	$ 7,114,516
5.00%, 08/01/35	137	146,353
5.00%, 09/01/35	242	258,372
5.00%, 01/01/36	973	1,037,829
5.00%, 11/01/36	1,399	1,492,815
5.00%, 01/01/37	1,164	1,242,513
5.00%, 02/01/37	1,080	1,152,335
5.00%, 02/01/38	1,518	1,619,947
5.00%, 03/01/38	4,630	4,949,883
5.00%, 12/01/38	935	1,000,864
5.00%, 08/01/39	7,955	8,518,242
5.00%, 10/01/39	1,437	1,537,758
5.00%, 01/01/40	538	575,314
5.00%, 03/01/40	1,604	1,734,638
5.00%, 04/01/40	591	630,228
5.00%, 07/01/40	303	322,880
5.00%, 08/01/40	5,402	5,758,535
5.00%, 09/01/40	2,972	3,167,117
5.00%, 08/01/41	4,562	4,875,851
5.00%, 07/01/47	26,613	28,256,691
5.00%, 09/01/47	1,155	1,225,118
5.00%, 03/01/48	7,791	8,274,009
5.00%, 04/01/48	10,952	11,628,931
5.00%, 05/01/48	7,201	7,651,203
5.00%, 06/01/48(b)	1,218	1,289,885
5.50%, 07/01/31	0(d)	289
5.50%, 04/01/32	39	42,276
5.50%, 09/01/32	93	100,865
5.50%, 10/01/32	22	23,633
5.50%, 12/01/32	10	10,588
5.50%, 04/01/33	1	676
5.50%, 05/01/33	16	17,784
5.50%, 06/01/33(b)	21	22,347
5.50%, 07/01/33	46	49,660
5.50%, 09/01/33	3	3,659
5.50%, 10/01/33	253	274,355
5.50%, 01/01/34	1	1,215
5.50%, 02/01/34	2,067	2,242,626
5.50%, 03/01/34	589	637,939
5.50%, 10/01/34	256	277,660
5.50%, 11/01/34	4	4,308
5.50%, 12/01/34	343	371,701
5.50%, 01/01/35	3,501	3,793,575
5.50%, 02/01/35	921	997,704
5.50%, 04/01/35	263	285,018
5.50%, 05/01/35	1,679	1,816,767
5.50%, 06/01/35	4,260	4,610,899
5.50%, 07/01/35	25	27,600
5.50%, 08/01/35	103	111,846
5.50%, 10/01/35	162	175,243
5.50%, 12/01/35	892	964,742
5.50%, 02/01/36	1	1,136
5.50%, 03/01/36	64	68,896
5.50%, 05/01/36	1,053	1,140,834
5.50%, 07/01/36	1,826	1,978,629
5.50%, 08/01/36	246	266,312
5.50%, 04/01/38	1,939	2,114,969
5.50%, 05/01/38	725	790,445
5.50%, 12/01/38	10	11,098
5.50%, 01/01/39	3,693	4,000,522

iShares® MBS ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
5.50%, 09/01/39	$ 2,070	$ 2,258,366
5.50%, 11/01/39	3,438	3,724,934
5.50%, 06/01/41	10,483	11,343,046
5.50%, 06/01/48(b)	163	174,919
6.00%, 12/01/22	124	129,663
6.00%, 09/01/36	767	840,574
6.00%, 10/01/36	939	1,028,323
6.00%, 02/01/37	785	863,693
6.00%, 09/01/38	2,798	3,066,213
6.00%, 06/01/48(b)	9,372	10,335,967
Federal National Mortgage Association
2.00%, 05/01/26	1,153	1,122,176
2.05%, 06/01/43, (12 mo. LIBOR US + 1.535%)(a)	4,415	4,379,569
2.44%, 08/01/42, (12 mo. LIBOR US + 1.695%)(a)	5,464	5,599,026
2.50%, 07/01/22	1,778	1,758,467
2.50%, 05/01/23	827	822,599
2.50%, 03/01/25	930	921,021
2.50%, 05/01/27	8,704	8,584,361
2.50%, 09/01/27	2,967	2,923,106
2.50%, 10/01/27	8,839	8,716,954
2.50%, 11/01/27	2,955	2,914,296
2.50%, 12/01/27	1,312	1,294,343
2.50%, 01/01/28	5,153	5,081,858
2.50%, 09/01/28	2,000	1,969,077
2.50%, 12/01/28	406	399,350
2.50%, 12/01/29	3,099	3,056,142
2.50%, 01/01/30	7,547	7,400,779
2.50%, 02/01/30	1,341	1,313,648
2.50%, 04/01/30	2,081	2,037,418
2.50%, 05/01/30	26,341	25,789,259
2.50%, 06/01/30	79,310	77,650,034
2.50%, 07/01/30	29,126	28,515,019
2.50%, 08/01/30	7,311	7,157,904
2.50%, 09/01/30	4,380	4,288,186
2.50%, 10/01/30	2,020	1,977,643
2.50%, 12/01/30	3,606	3,530,698
2.50%, 03/01/31	5,961	5,879,179
2.50%, 04/01/31	3,341	3,259,019
2.50%, 09/01/31	5,408	5,275,437
2.50%, 10/01/31	41,205	40,378,450
2.50%, 11/01/31	14,719	14,361,883
2.50%, 12/01/31	4,963	4,838,147
2.50%, 02/01/32	24,235	23,639,619
2.50%, 04/01/32	5,087	4,961,660
2.50%, 05/01/32	48,103	46,922,776
2.50%, 10/01/32	7,640	7,450,808
2.50%, 11/01/32	757	738,417
2.50%, 12/01/32	5,645	5,504,547
2.50%, 01/01/33	612	599,479
2.50%, 06/01/33(b)	18,738	18,263,694
2.50%, 10/01/42	924	875,613
2.50%, 01/01/43	2,296	2,175,871
2.50%, 02/01/43	2,323	2,201,577
2.50%, 03/01/43	2,233	2,106,480
2.50%, 06/01/43	5,879	5,546,512
2.50%, 08/01/43	751	708,932
2.50%, 04/01/45	106	99,663
2.50%, 05/01/45	908	854,566
2.50%, 06/01/48(b)	9,985	9,367,178
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/20	$ 171	$ 170,580
3.00%, 03/01/21	6	5,559
3.00%, 04/01/21	5	5,009
3.00%, 05/01/21	6	6,233
3.00%, 08/01/21	224	225,472
3.00%, 09/01/21	22	22,013
3.00%, 10/01/21	85	85,918
3.00%, 02/01/22	23	22,930
3.00%, 03/01/22	6	6,117
3.00%, 07/01/22	273	274,233
3.00%, 09/01/22	11	11,538
3.00%, 12/01/22	42	42,205
3.00%, 09/01/26	71	71,747
3.00%, 01/01/27	6,980	7,009,385
3.00%, 03/01/27	259	260,185
3.00%, 06/01/27	927	930,797
3.00%, 07/01/27	3,740	3,756,348
3.00%, 10/01/27	1,078	1,082,160
3.00%, 11/01/27	13,329	13,385,797
3.00%, 03/01/28	988	992,194
3.00%, 11/01/28	1,352	1,355,689
3.00%, 12/01/28	46	45,746
3.00%, 03/01/29	1,496	1,496,274
3.00%, 05/01/29	507	507,549
3.00%, 08/01/29	445	444,577
3.00%, 09/01/29	1,107	1,107,878
3.00%, 10/01/29	8,509	8,512,421
3.00%, 11/01/29	3,441	3,442,794
3.00%, 12/01/29	1,127	1,127,486
3.00%, 01/01/30	1,431	1,431,996
3.00%, 02/01/30	8,039	8,032,529
3.00%, 03/01/30	37,372	37,361,798
3.00%, 04/01/30	17,714	17,678,320
3.00%, 05/01/30	10,745	10,723,473
3.00%, 06/01/30	3,209	3,202,657
3.00%, 07/01/30	15,872	15,842,213
3.00%, 08/01/30	314	313,524
3.00%, 09/01/30	8,684	8,667,247
3.00%, 10/01/30	2,206	2,202,160
3.00%, 11/01/30	2,733	2,727,984
3.00%, 03/01/31	17,221	17,194,033
3.00%, 05/01/31	9,524	9,508,675
3.00%, 07/01/31	2,426	2,421,732
3.00%, 08/01/31	117	116,539
3.00%, 09/01/31	7,909	7,895,814
3.00%, 01/01/32	34,088	34,033,829
3.00%, 02/01/32	12,511	12,485,061
3.00%, 03/01/32	9,367	9,332,521
3.00%, 04/01/32	2,908	2,915,779
3.00%, 06/01/32	3,120	3,107,623
3.00%, 07/01/32	3,245	3,232,764
3.00%, 09/01/32	8,695	8,660,693
3.00%, 10/01/32	1,968	1,960,146
3.00%, 11/01/32	14,483	14,421,225
3.00%, 01/01/33	10,811	10,764,438
3.00%, 03/01/33	2,281	2,270,807
3.00%, 05/01/33	1,946	1,922,851
3.00%, 06/01/33(b)	92,460	92,012,147
3.00%, 12/01/36	9,273	9,175,163
3.00%, 01/01/37	18,794	18,584,481

iShares® MBS ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.00%, 02/01/37	$ 21,860	$ 21,616,300
3.00%, 10/01/42	1,910	1,870,923
3.00%, 11/01/42	687	672,984
3.00%, 12/01/42	809	792,259
3.00%, 01/01/43	709	694,514
3.00%, 02/01/43	1,228	1,202,625
3.00%, 03/01/43	280	274,543
3.00%, 04/01/43	9,032	8,842,650
3.00%, 05/01/43	8,594	8,414,595
3.00%, 06/01/43	9,106	8,915,057
3.00%, 07/01/43	640	626,647
3.00%, 08/01/43	1,605	1,572,342
3.00%, 02/01/44	26,660	26,101,782
3.00%, 02/01/45	4,398	4,297,338
3.00%, 03/01/45	259	252,415
3.00%, 04/01/45	375	365,340
3.00%, 05/01/45	16,354	16,010,895
3.00%, 01/01/46	1,811	1,766,428
3.00%, 04/01/46	8,233	8,029,824
3.00%, 07/01/46	47,770	46,556,721
3.00%, 08/01/46	20,906	20,311,089
3.00%, 09/01/46	746	726,475
3.00%, 10/01/46	18,424	17,915,672
3.00%, 11/01/46	17,550	17,063,348
3.00%, 12/01/46	185,270	180,027,175
3.00%, 01/01/47	131,757	128,087,210
3.00%, 02/01/47	251,022	244,034,249
3.00%, 03/01/47	52,023	50,413,528
3.00%, 05/01/47	2,470	2,398,032
3.00%, 08/01/47	14,651	14,229,869
3.00%, 09/01/47	5,837	5,669,850
3.00%, 11/01/47	5,220	5,070,032
3.00%, 12/01/47	22,656	22,079,178
3.00%, 01/01/48	17,075	16,579,009
3.00%, 03/01/48	3,076	2,995,214
3.00%, 04/01/48	1,095	1,065,977
3.00%, 06/01/48(b)	172,213	167,154,243
3.29%, 09/01/41, (12 mo. LIBOR US + 1.822%)(a)	174	181,189
3.50%, 12/01/25	3,479	3,539,106
3.50%, 01/01/27	847	862,639
3.50%, 03/01/27	1,374	1,397,794
3.50%, 04/01/27	3,187	3,245,781
3.50%, 07/01/27	392	399,502
3.50%, 01/01/28	1,299	1,321,720
3.50%, 10/01/28	1,163	1,182,722
3.50%, 11/01/28	256	260,495
3.50%, 01/01/29	649	659,752
3.50%, 12/01/29	3,676	3,740,061
3.50%, 08/01/30	709	722,352
3.50%, 11/01/30	1,104	1,122,033
3.50%, 03/01/31	5,715	5,807,853
3.50%, 06/01/31	18,490	18,855,732
3.50%, 08/01/31	403	410,397
3.50%, 01/01/32	11,845	12,070,637
3.50%, 03/01/32	554	562,533
3.50%, 04/01/32	4,349	4,427,871
3.50%, 05/01/32	7,005	7,117,874
3.50%, 06/01/32	1,784	1,812,984
3.50%, 07/01/32	4,112	4,185,250
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/01/32	$ 5,190	$ 5,283,459
3.50%, 06/01/33(b)	42,906	43,502,662
3.50%, 02/01/35	2,052	2,073,766
3.50%, 06/01/35	21,829	22,155,578
3.50%, 01/01/38	14,652	14,797,734
3.50%, 02/01/38	8,850	8,937,982
3.50%, 05/01/42	5,504	5,537,058
3.50%, 12/01/42	3,632	3,631,444
3.50%, 06/01/43	14,821	14,898,493
3.50%, 11/01/43	912	916,504
3.50%, 09/01/44	927	931,819
3.50%, 10/01/44	15,846	15,898,823
3.50%, 02/01/45	1,518	1,526,004
3.50%, 03/01/45	5,134	5,136,845
3.50%, 05/01/45	2,441	2,442,830
3.50%, 07/01/45	14,447	14,456,312
3.50%, 09/01/45	102,644	102,719,968
3.50%, 10/01/45	28,530	28,665,592
3.50%, 11/01/45	8,993	8,998,805
3.50%, 12/01/45	17,150	17,160,739
3.50%, 01/01/46	26,434	26,544,556
3.50%, 02/01/46	144,237	144,330,395
3.50%, 03/01/46	36,921	36,918,742
3.50%, 04/01/46	54,265	54,476,122
3.50%, 05/01/46	15,027	15,024,666
3.50%, 06/01/46	36,967	36,959,310
3.50%, 07/01/46	55,206	55,248,000
3.50%, 08/01/46	6,408	6,413,228
3.50%, 09/01/46	24,990	24,994,816
3.50%, 10/01/46	24,446	24,441,693
3.50%, 11/01/46	28,518	28,526,936
3.50%, 12/01/46	73,651	73,781,418
3.50%, 01/01/47	96,364	96,384,397
3.50%, 02/01/47	48,974	48,997,992
3.50%, 03/01/47	2,256	2,268,418
3.50%, 04/01/47	34,236	34,204,502
3.50%, 05/01/47	84,135	84,127,250
3.50%, 06/01/47	47,052	47,028,773
3.50%, 07/01/47	16,649	16,687,922
3.50%, 08/01/47	65,412	65,537,075
3.50%, 09/01/47	13,232	13,205,933
3.50%, 10/01/47	11,161	11,188,264
3.50%, 11/01/47	104,363	104,228,828
3.50%, 12/01/47	45,663	45,670,782
3.50%, 01/01/48	29,545	29,670,707
3.50%, 02/01/48	266,887	266,771,249
3.50%, 03/01/48	2,709	2,723,269
3.50%, 04/01/48	17,078	17,078,283
3.51%, 08/01/41, (12 mo. LIBOR US + 1.759%)(a)	300	316,537
3.57%, 10/01/41, (12 mo. LIBOR US + 1.815%)(a)	1,654	1,737,435
3.67%, 02/01/42, (12 mo. LIBOR US + 1.805%)(a)	2,532	2,632,118
3.77%, 12/01/38, (12 mo. LIBOR US + 1.809%)(a)	388	398,354
3.90%, 04/01/43, (12 mo. LIBOR US + 1.530%)(a)	556	565,903
4.00%, 03/01/24	1,370	1,409,615
4.00%, 07/01/25	380	391,604
4.00%, 10/01/25	3,423	3,524,221
4.00%, 11/01/25	1,640	1,687,129
4.00%, 03/01/26	1,060	1,091,370

iShares® MBS ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
4.00%, 06/01/26	$ 6,993	$ 7,202,352
4.00%, 07/01/26	303	311,965
4.00%, 09/01/26	2,526	2,601,091
4.00%, 03/01/27	2,504	2,584,628
4.00%, 02/01/29	942	969,992
4.00%, 12/01/30	2,140	2,221,311
4.00%, 01/01/31	1,306	1,355,497
4.00%, 02/01/31	1,013	1,051,866
4.00%, 10/01/31	3,041	3,159,388
4.00%, 02/01/32	7,255	7,537,611
4.00%, 04/01/32	44	45,185
4.00%, 06/01/32	46	47,542
4.00%, 07/01/32	1,506	1,557,463
4.00%, 05/01/33	762	787,836
4.00%, 06/01/33(b)	813	836,120
4.00%, 06/01/37	11,730	12,131,536
4.00%, 10/01/37	69,979	72,377,234
4.00%, 06/01/38	1,917	1,982,484
4.00%, 01/01/42	2,418	2,492,805
4.00%, 03/01/42	17,332	17,863,211
4.00%, 04/01/44	2,446	2,510,060
4.00%, 05/01/44	6,818	7,030,695
4.00%, 06/01/44	7,581	7,815,612
4.00%, 10/01/44	9,873	10,163,269
4.00%, 02/01/45	1,110	1,141,077
4.00%, 03/01/45	6,499	6,701,586
4.00%, 07/01/45	44,724	46,055,695
4.00%, 09/01/45	36,892	37,786,587
4.00%, 11/01/45	738	755,305
4.00%, 01/01/46	860	880,697
4.00%, 02/01/46	1,095	1,121,059
4.00%, 03/01/46	11,744	12,057,786
4.00%, 04/01/46	18,208	18,645,731
4.00%, 05/01/46	17,051	17,461,752
4.00%, 06/01/46	3,306	3,389,398
4.00%, 08/01/46	29,086	29,804,296
4.00%, 09/01/46	868	888,649
4.00%, 10/01/46	1,109	1,142,513
4.00%, 11/01/46	10,843	11,141,724
4.00%, 01/01/47	3,321	3,417,334
4.00%, 03/01/47	15,902	16,334,682
4.00%, 04/01/47	15,181	15,566,962
4.00%, 05/01/47	18,651	19,215,499
4.00%, 06/01/47	49,327	50,717,747
4.00%, 07/01/47	24,335	25,041,032
4.00%, 08/01/47	22,958	23,587,925
4.00%, 09/01/47	42,762	43,826,335
4.00%, 10/01/47	25,523	26,118,222
4.00%, 11/01/47	40,795	41,784,967
4.00%, 12/01/47	36,479	37,337,004
4.00%, 01/01/48	24,346	24,918,051
4.00%, 02/01/48	190,589	194,930,928
4.00%, 03/01/48	9,628	9,917,527
4.00%, 04/01/48	141,139	144,594,562
4.00%, 06/01/48(b)	59,119	60,440,451
4.50%, 09/01/18	6	5,774
4.50%, 04/01/19	123	123,970
4.50%, 11/01/22	394	398,631
4.50%, 06/01/23	238	242,078
4.50%, 03/01/24	91	92,967
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
4.50%, 10/01/24	$ 1,429	$ 1,472,861
4.50%, 02/01/25	1,614	1,665,864
4.50%, 04/01/25	1,671	1,727,541
4.50%, 06/01/25	1,735	1,792,533
4.50%, 01/01/27	1,492	1,532,388
4.50%, 08/01/31	4,306	4,529,646
4.50%, 06/01/33(b)	1,850	1,860,406
4.50%, 06/01/34	305	325,493
4.50%, 05/01/39	2,271	2,394,182
4.50%, 09/01/40	4,676	4,933,003
4.50%, 12/01/40	3,765	3,971,414
4.50%, 01/01/41	7,250	7,648,214
4.50%, 04/01/41	23,200	24,483,970
4.50%, 05/01/41	15,802	16,675,116
4.50%, 06/01/41	4,933	5,208,849
4.50%, 08/01/41	8,602	9,069,419
4.50%, 09/01/41	16,684	17,589,668
4.50%, 11/01/41	470	496,306
4.50%, 01/01/42	5,666	5,973,480
4.50%, 09/01/42	3,927	4,134,744
4.50%, 10/01/42	4,053	4,275,717
4.50%, 10/01/43	1,602	1,700,929
4.50%, 02/01/44	3,214	3,376,503
4.50%, 03/01/44	20,651	21,830,968
4.50%, 06/01/44	2,671	2,816,141
4.50%, 12/01/44	22,955	24,367,415
4.50%, 01/01/45	2,808	2,980,305
4.50%, 02/01/45	24,005	25,373,710
4.50%, 08/01/45	6,457	6,824,819
4.50%, 12/01/45	739	774,917
4.50%, 01/01/46	535	560,127
4.50%, 02/01/46	17,316	18,311,783
4.50%, 03/01/46	738	784,810
4.50%, 04/01/46	1,413	1,502,106
4.50%, 05/01/46	122	127,620
4.50%, 07/01/46	339	354,647
4.50%, 08/01/46	29,788	31,204,837
4.50%, 09/01/46	1,352	1,414,030
4.50%, 10/01/46	3,137	3,281,175
4.50%, 12/01/46	899	940,336
4.50%, 01/01/47	4,936	5,160,252
4.50%, 02/01/47	898	939,784
4.50%, 03/01/47	1,705	1,789,216
4.50%, 04/01/47	1,841	1,926,783
4.50%, 06/01/47	14,854	15,614,820
4.50%, 07/01/47	1,292	1,363,908
4.50%, 08/01/47	2,350	2,478,860
4.50%, 09/01/47	337	355,996
4.50%, 10/01/47	276	291,564
4.50%, 12/01/47	558	584,341
4.50%, 01/01/48	10,767	11,318,356
4.50%, 02/01/48	758	793,602
4.50%, 04/01/48	14,177	14,906,190
4.50%, 05/01/48	24,959	26,095,833
4.50%, 06/01/48(b)	2,118	2,211,986
5.00%, 08/01/20	8	7,518
5.00%, 07/01/23	1,867	1,932,193
5.00%, 12/01/23	733	752,100
5.00%, 05/01/25	128	129,665
5.00%, 06/01/33(b)	1,283	1,299,639

iShares® MBS ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
5.00%, 11/01/33	$ 3,836	$ 4,108,169
5.00%, 01/01/35	310	331,740
5.00%, 09/01/35	380	406,584
5.00%, 03/01/36	1,386	1,482,620
5.00%, 05/01/36	1,154	1,233,998
5.00%, 07/01/37	1,075	1,151,725
5.00%, 02/01/38	1,657	1,771,800
5.00%, 01/01/39	583	624,910
5.00%, 03/01/39	1,152	1,234,765
5.00%, 04/01/39	5,111	5,522,260
5.00%, 06/01/39	1,725	1,846,864
5.00%, 08/01/39	1,164	1,247,935
5.00%, 09/01/39	1,612	1,727,862
5.00%, 10/01/39	985	1,056,023
5.00%, 11/01/39	100	106,839
5.00%, 12/01/39	1,486	1,596,248
5.00%, 01/01/40	27	29,029
5.00%, 03/01/40	508	548,028
5.00%, 04/01/40	2,662	2,842,126
5.00%, 05/01/40	193	206,481
5.00%, 06/01/40	267	284,842
5.00%, 07/01/40	3,606	3,850,325
5.00%, 08/01/40	11,455	12,308,023
5.00%, 09/01/40	77	82,538
5.00%, 10/01/40	254	271,712
5.00%, 02/01/41	18	19,185
5.00%, 03/01/41	3,363	3,590,862
5.00%, 04/01/41	6,556	7,013,159
5.00%, 05/01/41	23,380	25,009,272
5.00%, 06/01/41	2,058	2,212,127
5.00%, 08/01/41	2,768	2,974,790
5.00%, 09/01/44	2,780	3,026,926
5.00%, 07/01/45	11,346	12,115,034
5.00%, 04/01/47	408	434,194
5.00%, 05/01/47	2,887	3,097,339
5.00%, 07/01/47	406	432,406
5.00%, 08/01/47	851	904,566
5.00%, 09/01/47	7,577	8,058,406
5.00%, 11/01/47	295	313,858
5.00%, 03/01/48	14,316	15,269,073
5.00%, 04/01/48	10,033	10,677,760
5.00%, 05/01/48	12,265	13,059,238
5.00%, 06/01/48(b)	4,764	5,051,840
5.50%, 12/01/19	154	155,082
5.50%, 03/01/28	794	857,390
5.50%, 05/01/33	1,440	1,564,039
5.50%, 11/01/33	2,938	3,190,379
5.50%, 09/01/34	2,122	2,301,747
5.50%, 09/01/35	539	584,462
5.50%, 04/01/36	3,640	3,944,205
5.50%, 05/01/36	755	817,869
5.50%, 09/01/36	5,725	6,217,278
5.50%, 08/01/37	4,727	5,121,619
5.50%, 03/01/38	1,677	1,830,767
5.50%, 07/01/38	1,421	1,552,082
5.50%, 11/01/38	1,451	1,584,607
5.50%, 07/01/40	4,015	4,354,172
5.50%, 09/01/40	10,506	11,395,010
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
5.50%, 09/01/41	$ 18,640	$ 20,231,240
5.50%, 05/01/44	16,376	17,928,561
5.50%, 01/01/47	2,923	3,166,853
5.50%, 03/01/48	2,492	2,697,329
5.50%, 04/01/48	1,598	1,729,616
5.50%, 06/01/48(b)	11,241	12,055,973
6.00%, 03/01/34	2,246	2,459,601
6.00%, 05/01/34	438	480,610
6.00%, 08/01/34	755	828,399
6.00%, 11/01/34	244	267,810
6.00%, 06/01/36	1,301	1,429,008
6.00%, 08/01/36	1,316	1,446,231
6.00%, 03/01/38	787	864,046
6.00%, 05/01/38	1,759	1,931,363
6.00%, 08/01/38	58	60,263
6.00%, 06/01/39	6,658	7,318,128
6.00%, 10/01/39	455	499,907
6.00%, 06/01/48(b)	2,896	3,189,684
6.50%, 08/01/36	52	58,413
6.50%, 09/01/36	395	440,238
6.50%, 10/01/36	57	64,042
6.50%, 12/01/36	48	53,708
6.50%, 07/01/37	99	110,301
6.50%, 08/01/37	3,166	3,535,653
6.50%, 10/01/37	179	199,750
6.50%, 11/01/37	29	31,793
6.50%, 12/01/37	134	149,129
6.50%, 06/01/38	47	50,959
6.50%, 10/01/39	2,969	3,309,939
6.50%, 05/01/40	2,081	2,328,727
7.00%, 04/01/37	1,096	1,246,160
Government National Mortgage Association
2.50%, 06/01/48(b)	31,200	29,640,000
3.00%, 07/15/27	6,568	6,597,796
3.00%, 08/15/42	636	628,389
3.00%, 09/15/42	491	484,551
3.00%, 10/15/42	1,138	1,124,117
3.00%, 12/15/42	588	580,639
3.00%, 02/20/43	631	624,399
3.00%, 04/15/43	53	52,566
3.00%, 09/20/43	2,977	2,940,571
3.00%, 11/20/43	104	102,311
3.00%, 12/20/43	29	29,060
3.00%, 01/20/44	8,770	8,663,209
3.00%, 02/20/44	2,401	2,371,803
3.00%, 03/20/44	2,833	2,798,319
3.00%, 04/20/44	51	50,498
3.00%, 06/20/44	501	494,964
3.00%, 07/20/44	2,097	2,068,098
3.00%, 08/20/44	62,670	61,795,799
3.00%, 09/20/44	2,444	2,410,402
3.00%, 10/15/44	2,479	2,445,124
3.00%, 12/20/44	79	78,350
3.00%, 03/20/45	73	72,060
3.00%, 05/15/45	3,211	3,160,172
3.00%, 05/20/45	16,521	16,269,147
3.00%, 07/15/45	84	82,740
3.00%, 08/15/45	7,650	7,528,290
3.00%, 08/20/45	105,190	103,586,857

iShares® MBS ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.00%, 10/20/45	$ 20,414	$ 20,102,565
3.00%, 02/20/46	43,316	42,656,014
3.00%, 05/20/46	36,361	35,723,327
3.00%, 06/20/46	43,052	42,297,513
3.00%, 07/15/46	907	890,684
3.00%, 07/20/46	62,534	61,437,634
3.00%, 08/20/46	18,915	18,583,404
3.00%, 09/20/46	47,467	46,635,046
3.00%, 10/20/46	27,632	27,147,216
3.00%, 12/15/46	9,423	9,273,200
3.00%, 12/20/46	102,860	101,056,763
3.00%, 01/20/47	18,107	17,789,520
3.00%, 02/20/47	21,871	21,487,949
3.00%, 03/20/47	359	352,847
3.00%, 06/20/47	276	271,066
3.00%, 07/20/47	27,399	26,865,421
3.00%, 09/20/47	19,357	18,980,152
3.00%, 10/20/47	7,785	7,633,091
3.00%, 11/20/47	4,743	4,651,045
3.00%, 12/20/47	12,035	11,800,182
3.00%, 01/20/48	4,934	4,838,345
3.00%, 03/20/48	4,974	4,877,058
3.00%, 06/01/48(b)	141,054	138,232,382
3.50%, 08/15/24	962	986,047
3.50%, 02/20/31	96	97,301
3.50%, 01/15/41	51	51,433
3.50%, 09/15/41	569	577,327
3.50%, 12/15/41	5,614	5,688,793
3.50%, 02/15/42	209	211,359
3.50%, 03/15/42	150	151,939
3.50%, 04/15/42	1,245	1,261,612
3.50%, 05/15/42	1,268	1,284,049
3.50%, 07/15/42	586	592,878
3.50%, 09/15/42	2,533	2,566,610
3.50%, 10/15/42	2,623	2,656,576
3.50%, 11/15/42	2,073	2,099,356
3.50%, 01/15/43	309	313,371
3.50%, 02/15/43	229	232,024
3.50%, 03/15/43	1,395	1,409,913
3.50%, 05/15/43	2,104	2,126,426
3.50%, 06/15/43	707	713,859
3.50%, 10/20/43	1,738	1,760,217
3.50%, 02/20/44	756	766,051
3.50%, 09/15/44	661	667,482
3.50%, 04/20/45	16,563	16,720,065
3.50%, 10/20/45	823	831,288
3.50%, 12/20/45	6,054	6,111,886
3.50%, 03/20/46	71,550	72,163,645
3.50%, 05/20/46	916	923,523
3.50%, 06/20/46	123,656	124,716,143
3.50%, 10/20/46	56,743	57,229,544
3.50%, 12/20/46	27,686	27,923,607
3.50%, 01/20/47	98,815	99,662,564
3.50%, 02/20/47(c)	211,760	213,576,160
3.50%, 03/20/47	47,915	48,231,517
3.50%, 04/20/47	36,815	37,060,646
3.50%, 08/20/47	28,999	29,199,415
3.50%, 09/20/47	67,667	68,114,243
3.50%, 10/20/47	8,810	8,894,746
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
3.50%, 11/20/47	$ 36,190	$ 36,429,492
3.50%, 12/15/47	28,127	28,395,587
3.50%, 12/20/47	50,004	50,371,606
3.50%, 01/20/48	133,975	134,870,596
3.50%, 03/20/48	39,799	40,062,516
3.50%, 04/20/48	28,006	28,172,955
3.50%, 06/01/48(b)	190,313	191,415,747
4.00%, 11/20/40	447	463,012
4.00%, 01/15/41	85	87,570
4.00%, 02/15/41	6,257	6,472,640
4.00%, 03/15/41	1,256	1,301,292
4.00%, 04/15/41	4,473	4,633,864
4.00%, 05/15/41	883	914,899
4.00%, 07/15/41	2,310	2,393,755
4.00%, 09/15/41	208	215,271
4.00%, 12/15/41	1,651	1,710,657
4.00%, 01/15/42	1,003	1,038,693
4.00%, 02/15/42	4,551	4,716,735
4.00%, 03/15/42	6,586	6,830,519
4.00%, 04/15/42	4,353	4,514,290
4.00%, 05/15/42	1,126	1,167,587
4.00%, 08/15/42	1,455	1,508,453
4.00%, 10/15/42	552	572,816
4.00%, 04/20/43	401	414,902
4.00%, 03/15/44	275	285,022
4.00%, 08/15/44	66	67,795
4.00%, 08/20/44	6,686	6,919,948
4.00%, 10/20/44	15,495	16,036,365
4.00%, 09/20/45	29,413	30,410,408
4.00%, 10/20/45	781	807,301
4.00%, 01/20/46	2,883	2,980,220
4.00%, 03/20/46	32,982	34,099,756
4.00%, 07/20/46	3,202	3,301,330
4.00%, 09/20/46	5,872	6,053,887
4.00%, 11/20/46	11,950	12,319,048
4.00%, 12/15/46	5,630	5,814,247
4.00%, 08/20/47	21,671	22,269,211
4.00%, 10/20/47	6,622	6,804,532
4.00%, 11/20/47	72,120	74,110,958
4.00%, 03/20/48	71,195	73,159,844
4.00%, 04/20/48	26,101	26,845,295
4.00%, 05/20/48	24,647	25,331,363
4.00%, 06/01/48(b)	241,200	247,645,076
4.50%, 04/15/39	568	597,156
4.50%, 07/15/39	1,564	1,643,363
4.50%, 08/15/39	3,767	3,958,816
4.50%, 11/20/39	1,359	1,430,968
4.50%, 01/20/40	1,483	1,561,831
4.50%, 06/15/40	7,056	7,409,242
4.50%, 07/15/40	3,655	3,838,358
4.50%, 08/15/40	11,302	11,868,047
4.50%, 08/20/40	2,403	2,531,819
4.50%, 10/20/40	6,174	6,504,478
4.50%, 04/20/41	12,513	13,212,246
4.50%, 06/20/41	7,891	8,306,888
4.50%, 09/20/41	3,888	4,092,520
4.50%, 11/20/41	3,823	4,024,396
4.50%, 11/20/45	10,456	10,969,867
4.50%, 02/15/46	116	122,929
4.50%, 09/20/46	1,246	1,310,532

iShares® MBS ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Mortgage-Backed Securities (continued)
4.50%, 10/20/46	$ 5,884	$ 6,186,553
4.50%, 11/20/46	1,824	1,917,576
4.50%, 10/20/47	9,109	9,484,395
4.50%, 11/20/47	9,613	10,009,279
4.50%, 12/20/47	23,562	24,533,300
4.50%, 01/20/48	24,982	26,012,631
4.50%, 02/20/48	5,070	5,278,661
4.50%, 03/20/48	4,966	5,170,367
4.50%, 04/20/48	24,083	25,076,530
4.50%, 06/01/48(b)	56,708	59,016,474
5.00%, 11/15/24	774	807,349
5.00%, 05/20/33	437	463,860
5.00%, 07/20/35	1,837	1,954,714
5.00%, 12/15/36	7,133	7,539,961
5.00%, 01/15/39	2,578	2,750,028
5.00%, 07/15/39	6,899	7,359,567
5.00%, 10/20/39	2,374	2,517,337
5.00%, 05/15/40	1,352	1,437,860
5.00%, 07/20/40	8,638	9,152,121
5.00%, 08/20/40	2,542	2,693,922
5.00%, 11/20/41	6,961	7,382,970
5.00%, 07/20/42	1,327	1,409,333
5.00%, 03/15/44	6,040	6,423,201
5.00%, 02/20/46	1,894	1,995,335
5.00%, 07/20/46	37	38,902
5.00%, 07/15/47	829	871,428
5.00%, 08/15/47	1,326	1,393,253
5.00%, 09/20/47	288	300,742
5.00%, 03/20/48	3,244	3,375,995
5.00%, 04/20/48	1,670	1,734,426
5.00%, 06/01/48(b)	2,524	2,654,538
5.50%, 11/20/34	2,172	2,351,346
5.50%, 03/15/36	1,617	1,757,221
5.50%, 03/20/36	448	484,968
5.50%, 07/20/36	581	629,034
5.50%, 06/20/38	2,445	2,639,527
5.50%, 10/15/38	1,554	1,679,138
5.50%, 03/20/39	1,669	1,801,053
5.50%, 12/15/39	419	453,023
5.50%, 01/15/40	3,535	3,829,587
5.50%, 07/20/40	3,582	3,864,802
Security	Par/Shares (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 04/20/48	$ 496	$ 524,595
6.00%, 03/15/37	3,231	3,570,454
6.00%, 09/20/38	3,888	4,257,412
6.00%, 12/15/38	1,479	1,631,930
6.00%, 09/20/39	295	318,933
6.00%, 11/15/39	569	625,595
6.00%, 04/20/40	584	633,873
6.00%, 07/20/45	407	441,962
6.00%, 01/20/46	1,197	1,298,553
6.00%, 06/01/48(b)	7,000	7,646,406
6.50%, 10/20/38	1,621	1,806,799
		11,866,430,991
Total U.S. Government Agency Obligations — 99.7% (Cost: $12,015,327,033)		11,866,430,991

Short-Term Investments
Money Market Funds — 15.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	1,875,283	1,875,657,986
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	100	100,000
		1,875,757,986
Total Short-Term Investments — 15.7% (Cost: $1,875,417,268)		1,875,757,986
Total Investments in Securities — 115.4% (Cost: $13,890,744,301)		13,742,188,977
Other Assets, Less Liabilities — (15.4)%		(1,837,323,082)
Net Assets — 100.0%		$ 11,904,865,895

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	TBA transaction.
(c)	All or a portion of security has been pledged as collateral in connection with outstanding TBA agreements.
(d)	Rounds to less than 1,000.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security represents an investment of TBA cash collateral.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,912,433	(2,037,150)	1,875,283	$1,875,657,986	$12,751,153 (a)	$ 26,283	$ 86,916
BlackRock Cash Funds: Treasury, SL Agency Shares	100	—	100	100,000	404	—	—
				$1,875,757,986	$12,751,557	$ 26,283	$ 86,916

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MBS ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$ —	$11,866,430,991	$ —	$ 11,866,430,991
Money Market Funds	1,875,757,986	—	—	1,875,757,986
	$ 1,875,757,986	$11,866,430,991	$ —	$13,742,188,977

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Municipal Debt Obligations
Alabama — 0.4%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$ 2,000	$ 2,132,640
5.00%, 09/01/24 (PR 09/01/22)	2,500	2,797,000
5.00%, 09/01/30 (Call 09/01/24)	2,000	2,281,020
Series 2007-2, Class A4, 5.00%, 09/01/28 (Call 09/01/24)	3,500	4,013,520
Series A, 4.00%, 06/01/37 (Call 09/01/27)	3,190	3,384,782
Series A, 5.00%, 09/01/35 (Call 09/01/26)	1,000	1,161,670
Series A, 5.00%, 09/01/36 (Call 09/01/26)	5,000	5,792,400
Series B, 5.00%, 09/01/24	1,600	1,858,880
Alabama Public School & College Authority RB
Series A, 5.00%, 05/01/19	1,120	1,153,566
Series B, 5.00%, 01/01/22	6,875	7,588,075
Series B, 5.00%, 01/01/24	1,000	1,149,530
Series B, 5.00%, 01/01/26 (Call 07/01/24)	2,000	2,305,720
Auburn University RB, Series A, 4.00%, 06/01/41 (Call 06/01/26)	2,000	2,083,360
Water Works Board of the City of Birmingham (The) RB, 5.00%, 01/01/41 (PR 01/01/21)	1,185	1,276,565
		38,978,728
Alaska — 0.0%
City of Anchorage AK Electric Revenue RB, Series A, 4.00%, 12/01/44 (Call 12/01/24)	2,000	2,047,100
Arizona — 1.4%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	1,000	1,160,240
5.00%, 07/01/30 (Call 07/01/24)	2,000	2,286,200
Series A, 5.00%, 07/01/21	1,500	1,636,815
Series A, 5.00%, 07/01/22	5,650	6,298,338
Series A, 5.00%, 07/01/24 (Call 07/01/21)	935	1,018,234
Series A, 5.00%, 07/01/29 (Call 07/01/22)	715	790,261
Series A, 5.00%, 07/01/29 (PR 07/01/22)	285	316,760
Series A, 5.00%, 07/01/30 (Call 07/01/22)	1,105	1,219,500
Series A, 5.00%, 07/01/30 (PR 07/01/22)	895	994,739
Arizona School Facilities Board COP
5.13%, 09/01/21 (PR 09/01/18)	1,000	1,008,660
5.25%, 09/01/23 (PR 09/01/18)	1,465	1,478,126
5.75%, 09/01/19 (PR 09/01/18)	1,250	1,262,700
Series A, 5.00%, 09/01/21	2,285	2,498,305
Series A, 5.00%, 09/01/23	750	854,603
Arizona State University RB
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,115,580
Series B, 5.00%, 07/01/47 (Call 07/01/26)	1,500	1,707,930
Arizona Transportation Board RB
5.00%, 07/01/23	1,500	1,710,675
5.00%, 07/01/24 (PR 07/01/19)	685	708,598
5.25%, 07/01/20 (PR 07/01/19)	480	498,067
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	870	977,219
Series A, 5.00%, 10/01/22 (ETM)	555	620,951
Series A, 5.00%, 10/01/30 (PR 10/01/20)	2,600	2,784,860
City of Mesa AZ Utility System Revenue RB, 4.00%, 07/01/32 (Call 07/01/26)	1,500	1,610,175
Security	Par(000)	Value
Arizona (continued)
City of Phoenix AZ GO
4.00%, 07/01/24	$ 1,040	$ 1,144,655
4.00%, 07/01/25 (Call 07/01/24)	2,000	2,197,660
5.00%, 07/01/25	3,800	4,463,594
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/19	1,000	1,035,100
5.00%, 07/01/20	4,800	5,103,312
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,224,920
Series A, 5.00%, 07/01/39 (PR 07/01/19)	800	827,992
Series A, 5.00%, 07/01/40 (PR 07/01/20)	1,700	1,809,565
Series A, 5.00%, 07/01/41 (Call 07/01/25)	2,000	2,269,600
Series B, 5.00%, 07/01/20	2,000	2,130,600
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,000	1,152,860
Series B, 5.00%, 07/01/27 (Call 07/01/24)	3,000	3,447,570
Series D, 5.00%, 07/01/35 (Call 07/01/27)	2,500	2,901,050
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/23	2,500	2,847,250
Maricopa County Community College District GO
5.00%, 07/01/20	2,035	2,167,886
5.00%, 07/01/21	2,840	3,099,036
Pinal County Electric District No. 3 RB, 5.25%, 07/01/41 (PR 07/01/21)	1,000	1,097,380
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/28	1,000	1,213,590
5.00%, 01/01/31 (Call 01/01/28)	6,800	8,200,936
5.00%, 12/01/34 (Call 06/01/25)	2,500	2,864,125
Series A, 4.00%, 01/01/38 (Call 01/01/27)	2,000	2,116,040
Series A, 5.00%, 12/01/26 (Call 12/01/21)	2,030	2,227,925
Series A, 5.00%, 01/01/27	1,000	1,197,830
Series A, 5.00%, 12/01/28 (Call 12/01/21)	2,075	2,276,566
Series A, 5.00%, 12/01/29 (Call 06/01/22)	400	441,932
Series A, 5.00%, 12/01/30 (Call 06/01/22)	2,500	2,762,075
Series A, 5.00%, 12/01/31 (Call 06/01/22)	2,100	2,317,602
Series A, 5.00%, 01/01/32 (PR 01/01/19)	3,045	3,104,164
Series A, 5.00%, 01/01/37 (Call 01/01/28)	8,395	9,890,317
Series A, 5.00%, 01/01/38 (Call 01/01/27)	8,350	9,693,264
Series A, 5.00%, 12/01/45 (Call 06/01/25)	5,000	5,646,650
Series B, 5.00%, 12/01/19	500	523,975
State of Arizona COP
Series A, 5.00%, 10/01/18 (AGM)	200	202,262
Series A, 5.00%, 10/01/29 (Call 10/01/19) (AGM)	1,000	1,038,870
Series A, 5.25%, 10/01/20 (Call 10/01/19) (AGM)	355	370,620
		130,566,309
Arkansas — 0.1%
State of Arkansas GO
4.00%, 06/15/20	2,000	2,087,340
5.00%, 06/15/21	5,920	6,459,786
		8,547,126
California — 22.1%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	3,000	2,797,410
Alameda Corridor Transportation Authority RB
Series B, 5.00%, 10/01/34 (Call 10/01/26)	2,000	2,245,640
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	1,000	1,138,430
Series B, 5.00%, 10/01/37 (Call 10/01/26)	4,950	5,531,229
Alameda County Transportation Commission RB, 4.00%, 03/01/22	500	540,940

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	$ 6,000	$ 3,826,080
Alvord Unified School District GO
Series B, 0.00%, 08/01/36 (AGM)(a)	2,000	966,280
Series B, 0.00%, 08/01/43 (AGM)(a)	6,415	2,398,440
Anaheim Housing & Public Improvements Authority RB
5.00%, 10/01/34 (Call 10/01/21)	1,150	1,251,890
5.00%, 10/01/34 (PR 10/01/21)	850	940,865
5.00%, 10/01/35 (Call 10/01/21)	795	864,372
5.00%, 10/01/35 (PR 10/01/21)	590	653,071
5.00%, 10/01/41 (Call 10/01/21)	920	996,894
5.00%, 10/01/41 (PR 10/01/21)	680	752,692
Anaheim Public Financing Authority RB, Series C, 0.00%, 09/01/32 (AGM)(a)	3,040	1,798,464
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 04/01/20)(b)(c)	2,200	2,184,842
2.13%, 04/01/53 (Put 04/01/25)(b)(c)	2,000	1,950,720
2.85%, 04/01/47 (Put 04/01/25)(b)(c)	4,000	4,104,960
2.95%, 04/01/47 (Put 04/01/26)(b)(c)	1,000	1,029,930
4.00%, 04/01/33 (Call 04/01/27)	1,800	1,944,396
4.00%, 04/01/38 (Call 04/01/27)	4,950	5,271,799
4.00%, 04/01/42 (Call 04/01/27)	2,500	2,638,825
5.00%, 04/01/28	1,600	1,981,088
Series C, 1.88%, 04/01/47 (Put 04/01/19)(b)(c)	9,115	9,123,568
Series D, 1.88%, 04/01/34 (Put 04/01/20)(b)(c)	2,200	2,203,564
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,860	2,081,935
Series F-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,116,170
Series F-1, 5.00%, 04/01/28 (Call 04/01/22)	1,595	1,770,306
Series F-1, 5.00%, 04/01/28 (PR 04/01/19)	25	25,735
Series F-1, 5.00%, 04/01/30 (Call 04/01/22)	2,000	2,213,600
Series F-1, 5.00%, 04/01/31 (Call 04/01/22)	1,315	1,453,404
Series F-1, 5.00%, 04/01/54 (Call 04/01/24)	3,000	3,311,610
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	825	850,105
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	2,500	2,578,625
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	1,295	1,339,690
Series F-2, 4.00%, 04/01/21	1,000	1,064,590
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	2,510	2,702,768
Series S-4, 5.00%, 04/01/29 (PR 04/01/23)	1,090	1,251,560
Series S-4, 5.00%, 04/01/32 (PR 04/01/23)	2,000	2,296,440
Series S-4, 5.00%, 04/01/43 (PR 04/01/23)	1,750	2,009,385
Series S-4, 5.25%, 04/01/48 (PR 04/01/23)	2,250	2,609,392
Series S-4, 5.25%, 04/01/53 (PR 04/01/23)	370	429,100
Series S-6, 5.00%, 10/01/54 (Call 10/01/24)	4,000	4,438,160
Bay Area Water Supply & Conservation Agency RB, Series A, 5.00%, 10/01/34 (Call 04/01/23)	1,500	1,686,105
Beverly Hills Unified School District CA GO, 0.00%, 08/01/33(a)	1,000	611,600
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	2,000	2,225,810
5.00%, 10/01/49 (Call 04/01/26)	500	572,640
Series T-1, 5.00%, 03/15/39	1,015	1,306,955
Series U-2, 5.00%, 10/01/32	5,000	6,344,850
Series U-3, 5.00%, 06/01/43	4,000	5,256,960
Series U-6, 5.00%, 05/01/45	4,400	5,840,648
Series U-7, 5.00%, 06/01/46	5,000	6,667,150
California Infrastructure & Economic Development Bank RB
5.00%, 07/01/23 (ETM) (AGM)	2,845	3,284,638
5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	2,000	2,457,800
5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	500	614,450
5.00%, 05/15/42 (Call 05/15/28)	1,500	1,770,480
Security	Par(000)	Value
California (continued)
5.13%, 07/01/37 (PR 07/01/26) (AMBAC)	$ 5,710	$ 6,944,102
Series A, 4.00%, 10/01/45 (Call 10/01/26)	1,500	1,575,840
Series A, 5.00%, 10/01/41 (Call 10/01/26)	1,010	1,184,589
California Municipal Finance Authority RB
5.00%, 06/01/42 (Call 06/01/27)	2,110	2,460,323
5.00%, 01/01/48 (Call 01/01/28)	1,000	1,183,630
California State Public Works Board RB
Series A, 5.00%, 12/01/19 (AMBAC)	10	10,304
Series A, 5.00%, 04/01/20	690	731,372
Series A, 5.00%, 04/01/21	1,500	1,633,335
Series A, 5.00%, 04/01/22	1,810	2,020,992
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,175	2,522,782
Series A, 5.00%, 04/01/30 (Call 04/01/22)	5,500	6,061,825
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,535	1,758,312
Series A, 5.00%, 04/01/37 (Call 04/01/22)	1,710	1,869,543
Series A, 5.00%, 03/01/38 (Call 03/01/23)	3,155	3,489,146
Series A, 5.00%, 09/01/39 (Call 09/01/24)	1,000	1,126,360
Series A, 6.25%, 04/01/34 (PR 04/01/19)	1,725	1,793,344
Series A-1, 6.00%, 03/01/35 (PR 03/01/20)	1,000	1,075,790
Series B, 5.00%, 10/01/22	1,800	2,031,390
Series B, 5.00%, 10/01/25	3,910	4,638,081
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,750	3,101,752
Series C, 4.00%, 06/01/28 (Call 06/01/22)	200	210,862
Series D, 5.00%, 12/01/23 (Call 12/01/21)	1,500	1,656,375
Series D, 5.00%, 12/01/31 (Call 12/01/21)	750	821,528
Series F, 5.00%, 05/01/20	1,000	1,062,470
Series F, 5.00%, 05/01/23	3,420	3,912,822
Series F, 5.00%, 05/01/26 (Call 05/01/25)	1,990	2,338,290
Series F, 5.00%, 05/01/27 (Call 05/01/25)	4,280	5,008,199
Series G, 5.00%, 01/01/19	2,780	2,836,100
Series G, 5.00%, 01/01/21	4,505	4,873,194
Series G, 5.00%, 11/01/37 (Call 11/01/22)	3,175	3,512,693
Series G-1, 5.75%, 10/01/30 (PR 10/01/19)	3,025	3,192,978
Series H, 5.00%, 12/01/19	4,900	5,146,078
Series H, 5.00%, 09/01/38 (PR 09/01/23)	1,000	1,159,350
Series I, 5.00%, 11/01/38 (Call 11/01/23)	6,830	7,651,922
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	600	640,512
California State University RB
Series A, 4.00%, 11/01/28 (Call 11/01/22)	1,680	1,798,322
Series A, 4.00%, 11/01/34 (Call 11/01/25)	2,000	2,126,460
Series A, 4.00%, 11/01/34 (Call 05/01/26)	1,000	1,064,840
Series A, 4.00%, 11/01/35 (Call 05/01/26)	5,000	5,309,750
Series A, 4.00%, 11/01/37 (Call 05/01/26)	3,625	3,831,335
Series A, 4.00%, 11/01/45 (Call 05/01/26)	4,960	5,192,773
Series A, 5.00%, 11/01/23	1,000	1,160,270
Series A, 5.00%, 11/01/24 (Call 11/01/21)	1,250	1,375,975
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,000	1,158,040
Series A, 5.00%, 11/01/25 (Call 11/01/23)	1,400	1,617,364
Series A, 5.00%, 11/01/27 (Call 11/01/22)	1,170	1,312,132
Series A, 5.00%, 11/01/30 (Call 11/01/25)	2,000	2,368,840
Series A, 5.00%, 11/01/31 (Call 05/01/26)	500	592,330
Series A, 5.00%, 11/01/31 (Call 05/01/27)	1,500	1,800,435
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,000	1,182,300
Series A, 5.00%, 11/01/33 (Call 11/01/25)	1,500	1,765,455
Series A, 5.00%, 11/01/34 (Call 11/01/24)	2,950	3,401,114
Series A, 5.00%, 11/01/37 (Call 11/01/22)	5,320	5,888,176
Series A, 5.00%, 11/01/38 (Call 05/01/27)	2,500	2,943,850
Series A, 5.00%, 11/01/39 (Call 07/02/18) (AGM)	15	15,041
Series A, 5.00%, 11/01/39 (Call 11/01/24)	500	571,035
Series A, 5.00%, 11/01/41 (Call 05/01/26)	1,005	1,169,368

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Series A, 5.00%, 11/01/44 (Call 11/01/24)	$ 700	$ 794,584
Series A, 5.00%, 11/01/45 (Call 05/01/26)	2,800	3,244,976
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,000	1,144,090
Series A, 5.00%, 11/01/47 (Call 05/01/27)	1,000	1,164,650
Series A, 5.25%, 11/01/34 (PR 05/01/19)	500	517,170
Series A, 5.25%, 11/01/38 (PR 05/01/19)	1,575	1,629,086
Series B-2, 4.00%, 11/01/49 (Put 11/01/21)(b)(c)	1,875	1,979,869
California Statewide Communities Development Authority RB, Series A, 5.00%, 05/15/42 (Call 05/15/27)	500	564,965
Centinela Valley Union High School District GO, Series B, 0.00%, 08/01/45 (PR 08/01/22) (AGM)(a)	4,000	926,360
Cerritos Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/24)	1,750	1,811,775
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	2,000	2,140,720
4.00%, 08/01/34 (Call 08/01/26)	2,845	3,034,562
5.00%, 08/01/31 (Call 08/01/23)	1,200	1,364,844
Series A, 4.00%, 08/01/19	1,500	1,543,575
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	2,000	2,090,320
City & County of San Francisco CA COP, Series A, 5.00%, 04/01/29 (Call 04/01/19)	500	513,325
City & County of San Francisco CA GO
Series R1, 5.00%, 06/15/21	25	27,458
Series R1, 5.00%, 06/15/22 (Call 12/15/21)	1,000	1,110,070
City of Los Angeles CA GO
Series B, 5.00%, 09/01/19	1,200	1,250,688
Series B, 5.00%, 09/01/20	1,250	1,341,175
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/19	4,425	4,579,565
Series A, 5.00%, 06/01/26 (Call 06/01/23)	1,000	1,143,380
Series A, 5.00%, 06/01/34 (Call 06/01/23)	1,000	1,127,640
Series A, 5.00%, 06/01/39 (PR 06/01/19)	500	517,465
Series A, 5.00%, 06/01/43 (Call 06/01/23)	6,500	7,261,345
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,500	1,789,020
Series B, 5.00%, 06/01/22	2,625	2,954,700
Series B, 5.00%, 06/01/31 (Call 06/01/22)	1,000	1,112,100
Series B, 5.00%, 06/01/32 (Call 06/01/22)	400	444,516
City of Los Angeles Department of Airports RB
Series A, 5.00%, 05/15/26 (Call 05/15/20)	2,705	2,876,308
Series A, 5.00%, 05/15/28 (Call 05/15/20)	2,000	2,125,860
Series A, 5.00%, 05/15/32 (Call 05/15/20)	1,125	1,194,683
Series A, 5.00%, 05/15/34 (Call 05/15/19)	8,600	8,862,988
Series A, 5.00%, 05/15/35 (Call 05/15/20)	4,870	5,168,774
Series A, 5.00%, 05/15/40 (Call 05/15/20)	7,950	8,434,552
Series A, 5.25%, 05/15/39 (Call 05/15/19)	1,000	1,032,540
Series B, 5.00%, 05/15/35 (Call 05/15/22)	500	550,655
Series B, 5.00%, 05/15/40 (Call 05/15/20)	3,000	3,175,740
Series C, 5.00%, 05/15/38 (Call 05/15/25)	3,100	3,498,598
Series D, 5.25%, 05/15/33 (Call 05/15/20)	700	747,950
City of Redding CA Electric System Revenue COP
Series A, 5.00%, 06/01/30 (Call 06/01/18) (AGM)	420	420,000
Series A, 5.00%, 06/01/30 (PR 06/01/18) (AGM)	580	580,000
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (Call 09/01/23)	9,750	10,960,560
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/25 (Call 05/01/25)	800	951,848
5.00%, 11/01/27 (Call 11/01/26)	6,500	7,873,385
5.00%, 11/01/29 (Call 11/01/26)	3,000	3,608,370
Security	Par(000)	Value
California (continued)
5.00%, 11/01/31 (Call 05/01/25)	$ 2,000	$ 2,333,340
5.00%, 11/01/32 (Call 05/01/25)	2,000	2,329,180
Series A, 4.00%, 11/01/39 (Call 11/01/26)	2,000	2,108,040
Series A, 5.00%, 11/01/30 (PR 11/01/21)	5,500	6,100,380
Series A, 5.00%, 11/01/32 (PR 11/01/21)	400	443,664
Series A, 5.00%, 11/01/33 (Call 11/01/26)	2,000	2,380,360
Series A, 5.00%, 11/01/35 (Call 05/01/22)	2,645	2,926,084
Series A, 5.00%, 11/01/35 (PR 05/01/22)	1,355	1,522,275
Series A, 5.00%, 11/01/37 (Call 05/01/22)	1,000	1,105,080
Series A, 5.00%, 11/01/41 (Call 11/01/21)	2,750	2,990,130
Series A, 5.00%, 11/01/43 (Call 05/01/22)	1,000	1,096,820
Series B, 5.00%, 11/01/39 (PR 11/01/19)	1,000	1,048,440
Series D, 5.00%, 11/01/34 (Call 11/01/27)	2,000	2,401,980
Clovis Unified School District GO, Series D, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,041,030
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	2,000	1,067,380
5.00%, 08/01/29 (Call 08/01/25)	2,000	2,371,880
Series A, 5.00%, 08/01/38 (Call 08/01/23)	5,580	6,259,644
Series B, 0.00%, 08/01/27 (AGM)(a)	6,475	5,055,745
Series D, 4.00%, 08/01/42 (Call 08/01/27)	2,000	2,119,560
Contra Costa Community College District GO
5.00%, 08/01/38 (Call 08/01/23)	10,155	11,350,142
Series A, 4.00%, 08/01/39 (Call 08/01/24)	750	781,568
County of Sacramento CA Airport System Revenue RB
5.00%, 07/01/40 (Call 07/01/20)	1,145	1,214,937
Series A, 5.00%, 07/01/41 (Call 07/01/26)	3,500	4,014,815
Series B, 5.75%, 07/01/39 (Call 07/01/18)	1,250	1,254,238
Series C, 6.00%, 07/01/41 (PR 07/01/18)	1,705	1,711,087
County of Santa Clara CA GO
4.00%, 08/01/39 (Call 08/01/22)	2,250	2,326,590
Series C, 4.00%, 08/01/38 (Call 08/01/27)	3,015	3,222,372
Cucamonga Valley Water District RB, Series A, 5.38%, 09/01/35 (PR 09/01/21) (AGM)	750	828,548
Desert Community College District GO, 4.00%, 08/01/39 (Call 08/01/27)	3,500	3,700,690
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	500	586,460
Series A, 5.00%, 06/01/36 (Call 06/01/25)	1,925	2,222,605
Series A, 5.00%, 06/01/36 (PR 06/01/20)	13,210	14,095,070
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,955	2,305,004
Series A, 5.00%, 06/01/45 (Call 06/01/27)	2,465	2,891,297
Series B, 5.00%, 06/01/22	2,000	2,251,200
Series B, 5.00%, 06/01/23	1,000	1,151,600
Series B, 5.00%, 06/01/31 (Call 06/01/27)	2,000	2,438,180
Series B, 5.00%, 06/01/34 (Call 06/01/27)	4,800	5,773,824
Eastern Municipal Water District COP, Series H, 5.00%, 07/01/35 (PR 07/01/18)	500	501,415
Eastern Municipal Water District Financing Authority RB, Series D, 5.00%, 07/01/47 (Call 07/01/27)	1,500	1,753,635
El Camino Community College District GO
Series 2012-A, 4.00%, 08/01/45 (Call 08/01/26)	2,000	2,099,340
Series C, 0.00%, 08/01/32(a)	200	127,592
Series C, 0.00%, 08/01/34(a)	8,415	4,911,667
El Dorado Irrigation District/El Dorado County Water Agency RB, Series A, 5.00%, 03/01/34 (Call 03/01/24) (AGM)	500	565,880
Escondido Union High School District GO
Series C, 0.00%, 08/01/46(a)	1,905	618,992
Series C, 0.00%, 08/01/51(a)	2,850	745,817

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Foothill-De Anza Community College District GO
4.00%, 08/01/40 (Call 08/01/26)	$ 4,000	$ 4,239,840
Series C, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,101,690
Series C, 5.00%, 08/01/40 (PR 08/01/21)	4,750	5,233,027
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/34 (AGM)(a)	1,000	548,800
0.00%, 01/15/35 (AGM)(a)	1,700	884,714
Series A, 0.00%, 01/01/20 (ETM)(a)	1,355	1,319,350
Series A, 0.00%, 01/01/23 (ETM)(a)	500	456,280
Series A, 0.00%, 01/01/25 (ETM)(a)	200	172,080
Series A, 0.00%, 01/01/26 (ETM)(a)	1,500	1,247,325
Series A, 0.00%, 01/01/28 (ETM)(a)	4,450	3,448,705
Series A, 0.00%, 01/01/30 (ETM)(a)	1,000	719,860
Series A, 6.00%, 01/15/53 (Call 01/15/24)	4,500	5,227,875
Series B-1, 3.95%, 01/15/53 (Call 07/15/27)	1,800	1,808,154
Fremont Union High School District GO, 4.00%, 08/01/40 (Call 08/01/24)	2,000	2,092,140
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (Call 09/01/25)	1,650	1,728,128
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	8,950	9,434,195
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	2,000	1,305,200
Series B, 5.00%, 08/01/39 (PR 08/01/22)	1,500	1,695,300
Long Beach Unified School District GO, Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	800	333,760
Los Angeles Community College District/CA GO
4.00%, 08/01/37 (Call 08/01/26)	6,015	6,424,742
Series A, 4.00%, 08/01/32 (Call 08/01/24)	1,000	1,069,170
Series A, 4.00%, 08/01/33 (Call 08/01/24)	2,960	3,156,100
Series A, 5.00%, 08/01/22	1,000	1,131,920
Series A, 5.00%, 08/01/29 (Call 08/01/24)	9,790	11,391,057
Series A, 5.00%, 08/01/30 (Call 08/01/24)	8,935	10,368,263
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,000	2,315,820
Series A, 6.00%, 08/01/33 (PR 08/01/19)	3,000	3,155,460
Series C, 5.00%, 06/01/26	1,000	1,213,150
Los Angeles Convention & Exhibit Center Authority RB, Series A, 5.00%, 08/15/20 (PR 08/15/18)	1,200	1,208,808
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 07/01/20	3,300	3,532,947
Series A, 5.00%, 07/01/21 (Call 07/01/18) (AGC)	2,030	2,035,664
Series A, 5.00%, 07/01/22 (Call 07/01/18) (AGC)	200	200,558
Series A, 5.00%, 06/01/36 (Call 06/01/26)	2,500	2,932,425
Series A, 5.00%, 07/01/40 (Call 07/01/27)	3,000	3,544,080
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,585	3,015,351
Series B, 5.00%, 07/01/22 (PR 07/01/21)	1,000	1,099,400
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/37 (Call 08/01/22)	1,000	1,097,710
Series D, 4.00%, 12/01/40 (Call 12/01/25)	3,765	3,953,965
Los Angeles County Sanitation Districts Financing Authority RB, Series A, 5.00%, 10/01/20	1,000	1,077,030
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/20	2,545	2,721,419
Series A, 5.00%, 07/01/21	35	38,446
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,480	1,621,044
Series A, 5.00%, 07/01/22 (PR 07/01/21)	20	21,925
Series A, 5.00%, 07/01/28 (Call 01/01/25)	2,000	2,342,360
Series A, 5.00%, 07/01/37 (Call 01/01/28)	700	832,426
Security	Par(000)	Value
California (continued)
Series A, 5.00%, 07/01/46 (Call 01/01/26)	$ 6,050	$ 6,930,456
Series A-1, 5.25%, 07/01/38 (Call 07/01/18)	1,920	1,925,722
Series B, 5.00%, 07/01/25 (Call 07/01/20)	2,000	2,133,980
Series B, 5.00%, 07/01/30 (Call 07/01/23)	1,500	1,716,900
Series B, 5.00%, 07/01/32 (Call 01/01/24)	1,145	1,305,873
Series B, 5.00%, 07/01/36 (Call 01/01/27)	2,000	2,351,660
Series B, 5.00%, 07/01/42 (Call 01/01/26)	1,095	1,260,805
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,415	4,838,222
Series B, 5.00%, 07/01/43 (Call 01/01/24)	1,780	1,995,433
Series B, 5.25%, 07/01/24 (Call 07/01/19)	1,630	1,693,309
Series B, 5.25%, 07/01/24 (PR 07/01/19)	15	15,588
Series C, 5.00%, 07/01/26 (Call 07/01/24)	6,315	7,377,814
Series C, 5.00%, 07/01/47 (Call 07/01/27)	2,000	2,338,180
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,250	1,427,363
Series D, 5.00%, 07/01/44 (Call 07/01/24)	9,455	10,677,059
Series E, 5.00%, 07/01/44 (Call 07/01/24)	2,000	2,257,300
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/36 (Call 01/01/21)	5,000	5,361,550
Series A, 5.00%, 07/01/41 (Call 01/01/27)	4,000	4,673,280
Series A, 5.00%, 07/01/43 (Call 07/01/22)	3,925	4,301,250
Series A, 5.00%, 07/01/44 (Call 01/01/27)	3,000	3,492,510
Series A, 5.00%, 07/01/46 (Call 01/01/26)	4,000	4,582,120
Series A, 5.00%, 07/01/48 (Call 01/01/28)	2,000	2,352,560
Series B, 5.00%, 07/01/33 (Call 07/01/23)	2,500	2,840,800
Series B, 5.00%, 07/01/34 (Call 07/01/23)	1,200	1,361,112
Series B, 5.00%, 07/01/36 (Call 07/01/22)	1,000	1,103,210
Series B, 5.00%, 07/01/43 (Call 07/01/22)	4,540	4,975,204
Series B, 5.00%, 07/01/46 (Call 01/01/26)	1,525	1,746,933
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/33 (Call 07/01/25)	1,000	1,071,210
Series A, 5.00%, 07/01/19	3,000	3,114,810
Series A, 5.00%, 07/01/20	2,000	2,141,620
Series A, 5.00%, 07/01/22	5,295	5,982,291
Series A, 5.00%, 07/01/23	2,500	2,892,875
Series A, 5.00%, 07/01/24	3,000	3,536,820
Series A, 5.00%, 07/01/25	3,400	4,074,696
Series A, 5.00%, 07/01/27	3,460	4,262,582
Series A, 5.00%, 07/01/29 (Call 07/01/21)	1,000	1,089,340
Series A, 5.00%, 07/01/29 (Call 07/01/25)	4,000	4,712,840
Series A, 5.00%, 07/01/30 (Call 07/01/21)	3,080	3,349,377
Series A, 5.00%, 07/01/31 (Call 07/01/21)	4,110	4,465,638
Series A, 5.00%, 07/01/40 (Call 07/01/25)	5,320	6,103,157
Series A-2, 5.00%, 07/01/21	3,000	3,302,940
Series B, 5.00%, 07/01/18	575	576,633
Series B, 5.00%, 07/01/21	1,455	1,601,926
Series B-1, 5.00%, 07/01/26	1,500	1,821,525
Series B-1, 5.00%, 07/01/34 (Call 01/01/28)	2,500	2,998,600
Series B-1, 5.00%, 07/01/36 (Call 01/01/28)	2,000	2,383,940
Series B-1, 5.00%, 07/01/38 (Call 01/01/28)	2,000	2,380,220
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	2,000	2,401,560
Series C, 5.00%, 07/01/22	1,705	1,926,309
Series C, 5.00%, 07/01/23	4,140	4,790,601
Series C, 5.00%, 07/01/25 (Call 07/01/24)	2,050	2,403,973
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	868,335
Series D, 5.00%, 07/01/26 (Call 07/01/24)	1,550	1,812,802
Series D, 5.00%, 01/01/34 (Call 07/01/19)	250	258,613
Series D, 5.20%, 07/01/29 (Call 07/01/19)	1,000	1,037,330
Series I, 5.00%, 07/01/27 (Call 07/01/19)	6,890	7,138,591
Series I, 5.00%, 07/01/29 (Call 07/01/19)	1,200	1,242,252

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Mendocino-Lake Community College District GO
Series B, 0.00%, 08/01/51 (AGM)(a)	$ 750	$ 188,850
Series B, 0.00%, 08/01/51 (PR 08/01/21) (AGM)(a)	1,175	108,852
Merced Union High School District GO, Series C, 0.00%, 08/01/46 (PR 08/01/21)(a)	1,500	236,310
Metropolitan Water District of Southern California RB
5.75%, 08/10/18	900	906,993
Series A, 5.00%, 07/01/28 (Call 07/01/25)	8,695	10,332,095
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,139,060
Series C, 5.00%, 10/01/26 (Call 10/01/21)	200	219,744
Series C, 5.00%, 10/01/27	1,000	1,226,360
Series E, 5.00%, 07/01/23	1,000	1,156,100
Series G, 5.00%, 07/01/28 (Call 07/01/22)	560	626,590
Modesto Irrigation District COP Series A, 6.00%, 10/01/39 (PR 04/01/19)	500	518,518
Mount Diablo Unified School District/CA GO
Series A, 0.00%, 08/01/35 (Call 08/01/25) (AGM)(a)	2,530	2,403,854
Series E, 5.00%, 06/01/37 (Call 08/01/22)	4,355	4,789,542
Mount San Antonio Community College District GO
0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	961,460
0.00%, 08/01/43 (Call 08/01/35)(a)	11,570	9,601,596
M-S-R Public Power Agency RB
Series L, 5.00%, 07/01/19 (Call 07/01/18) (AGM)	270	270,718
Series L, 5.00%, 07/01/19 (PR 07/01/18) (AGM)	30	30,084
Municipal Improvement Corp. of Los Angeles RB
Series B, 4.00%, 11/01/34 (Call 11/01/26)	800	849,872
Series B, 5.00%, 11/01/30 (Call 11/01/26)	2,000	2,378,680
Newport Mesa Unified School District GO
0.00%, 08/01/34(a)	1,500	874,125
0.00%, 08/01/36(a)	1,400	745,598
0.00%, 08/01/38(a)	1,500	733,575
0.00%, 08/01/41 (PR 08/01/21)(a)	2,520	582,246
0.00%, 08/01/43 (Call 08/01/27)(a)	1,500	557,670
0.00%, 08/01/44 (Call 08/01/27)(a)	1,125	400,669
0.00%, 08/01/45 (Call 08/01/27)(a)	2,500	853,525
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,900	1,992,055
Series C, 4.00%, 08/01/40 (Call 08/01/25)	1,000	1,048,170
Series D, 4.00%, 08/01/46 (Call 08/01/27)	500	523,825
Series D, 5.25%, 08/01/45 (Call 08/01/27)	1,000	1,195,780
Peralta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/19)	500	520,190
Placentia-Yorba Linda Unified School District GO
0.00%, 08/01/42(a)	1,205	468,384
Series D, 0.00%, 08/01/46(a)	2,500	798,200
Port of Los Angeles RB
Series B, 5.00%, 08/01/44 (Call 08/01/24)	2,430	2,724,540
Series C, 5.25%, 08/01/23 (Call 08/01/19)	1,000	1,041,350
Poway Unified School District GO
0.00%, 08/01/33(a)	1,000	590,110
0.00%, 08/01/36(a)	13,250	6,797,117
0.00%, 08/01/41(a)	1,500	617,430
0.00%, 08/01/46(a)	5,500	1,738,660
0.00%, 08/01/51(a)	1,250	315,900
Series B, 0.00%, 08/01/34(a)	4,630	2,605,486
Rio Hondo Community College District/CA GO
0.00%, 08/01/42 (Call 08/01/34)(a)	560	588,134
Series 2004-C, 0.00%, 08/01/42 (Call 08/01/34)(a)	7,500	7,993,725
Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	1,690	1,892,344
Security	Par(000)	Value
California (continued)
Riverside County Public Financing Authority RB, 5.25%, 11/01/45 (Call 11/01/25)	$ 1,000	$ 1,154,190
Riverside County Transportation Commission RB
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,500	1,746,000
Series A, 5.75%, 06/01/48 (Call 06/01/23)	2,000	2,217,020
Series B, 5.00%, 06/01/35 (Call 12/01/27)	1,000	1,200,720
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,193,290
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/41 (Call 10/01/26)	2,000	2,310,180
Sacramento City Financing Authority RB
5.25%, 12/01/30 (AMBAC)	440	529,835
Series A, 5.40%, 11/01/20 (AMBAC)	270	282,806
Sacramento County Sanitation Districts Financing Authority RB, Series A, 5.00%, 12/01/44 (Call 06/01/24)	2,000	2,259,980
Sacramento Municipal Utility District RB
Series A, 5.00%, 08/15/41 (Call 08/15/23)	7,910	8,839,267
Series E, 5.00%, 08/15/24	1,500	1,773,480
Series U, 5.00%, 08/15/27 (Call 08/15/18) (AGM)	1,170	1,178,237
Series U, 5.00%, 08/15/27 (PR 08/15/18) (AGM)	735	740,321
Series X, 5.00%, 08/15/20	550	591,069
Series X, 5.00%, 08/15/25 (Call 08/15/21)	745	816,781
Series X, 5.00%, 08/15/25 (PR 08/15/21)	255	279,985
San Bernardino Community College District GO, Series A, 6.25%, 08/01/33 (PR 08/01/18)	300	302,310
San Diego Community College District GO
5.00%, 08/01/28 (Call 08/01/26)	1,000	1,211,360
5.00%, 08/01/29 (PR 08/01/21)	120	132,203
5.00%, 08/01/30 (Call 08/01/23)	1,250	1,434,213
5.00%, 08/01/30 (Call 08/01/26)	3,500	4,219,425
5.00%, 08/01/31 (Call 08/01/26)	8,000	9,624,560
5.00%, 08/01/43 (Call 08/01/23)	1,490	1,684,579
San Diego County Regional Airport Authority RB
Series A, 5.00%, 07/01/40 (Call 07/01/20)	1,420	1,500,486
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,250	1,393,638
San Diego County Regional Transportation Commission RB
Series A, 3.00%, 04/01/21	6,135	6,360,891
Series A, 4.00%, 04/01/21	4,000	4,258,360
Series A, 5.00%, 04/01/41 (Call 04/01/26)	3,000	3,474,480
Series A, 5.00%, 04/01/42 (Call 04/01/22)	2,000	2,193,500
Series A, 5.00%, 04/01/48 (Call 04/01/22)	2,500	2,735,150
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,270	2,616,947
San Diego County Water Authority Financing Corp. RB
5.00%, 05/01/31 (Call 11/01/22)	1,735	1,944,987
5.00%, 05/01/34 (Call 11/01/22)	1,000	1,117,000
Series B, 5.00%, 05/01/36 (Call 05/01/26)	2,250	2,623,207
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,810	2,055,201
San Diego Public Facilities Financing Authority Sewer Revenue RB
5.00%, 05/15/22	1,025	1,154,847
5.00%, 05/15/23	2,555	2,946,860
5.00%, 05/15/25	2,500	2,985,975
Series A, 5.00%, 05/15/29 (Call 05/15/26)	2,500	2,987,675
Series A, 5.25%, 05/15/34 (PR 05/15/19)	8,640	8,949,312
Series A, 5.25%, 05/15/39 (PR 05/15/19)	1,000	1,035,800
Series B, 5.00%, 05/15/22 (PR 05/15/19)	4,010	4,142,250
Series B, 5.50%, 05/15/23 (PR 05/15/19)	1,445	1,500,127

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
San Diego Public Facilities Financing Authority Water Revenue RB
Series B, 5.00%, 08/01/28 (Call 08/01/26)	$ 2,500	$ 2,985,050
Series B, 5.50%, 08/01/39 (PR 08/01/19)	700	732,270
San Diego Regional Building Authority RB, 5.38%, 02/01/36 (PR 02/01/19)	1,500	1,539,210
San Diego Unified School District/CA GO
0.00%, 07/01/30(a)	1,300	883,948
0.00%, 07/01/35(a)	2,380	1,294,173
0.00%, 07/01/36(a)	1,500	780,105
0.00%, 07/01/37(a)	700	349,804
0.00%, 07/01/43(a)	4,140	1,614,848
0.00%, 07/01/44(a)	2,165	811,290
0.00%, 07/01/45(a)	2,590	932,219
Series C, 0.00%, 07/01/45(a)	2,000	719,860
Series C, 0.00%, 07/01/46(a)	275	94,790
Series C, 0.00%, 07/01/47(a)	1,405	463,608
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	3,250	2,604,127
Series C, 5.00%, 07/01/35 (Call 07/01/23)	1,715	1,933,817
Series E, 0.00%, 07/01/42(a)	5,850	3,955,594
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,800	2,634,312
Series E, 0.00%, 07/01/49(a)	2,500	751,775
Series F-1, 5.25%, 07/01/28 (AGM)	1,000	1,265,980
Series G, 0.00%, 07/01/38 (Call 01/01/24)(a)	4,000	1,497,200
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	2,108,980
Series R-1, 0.00%, 07/01/31(a)	2,000	1,302,000
Series R-2, 0.00%, 07/01/40(a)	3,475	2,992,948
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	2,000	2,402,380
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	1,000	1,097,540
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (Call 08/01/23)	1,000	1,039,180
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	800	839,064
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/37 (Call 08/01/27)	8,420	8,978,330
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,500	1,592,115
Series D, 4.00%, 08/01/34 (Call 08/01/25)	2,000	2,138,560
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 5.00%, 07/01/36 (Call 07/01/22)	730	807,139
Series A, 5.00%, 07/01/36 (PR 07/01/22)	270	303,458
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/19	1,450	1,494,530
5.00%, 05/01/46 (Call 05/01/26)	3,000	3,440,010
Second Series, 5.00%, 05/01/26 (Call 05/01/22)	1,000	1,109,440
Series A, 4.90%, 05/01/29 (Call 11/01/19)	960	1,001,462
Series B, 4.90%, 05/01/29 (Call 11/01/19)	1,445	1,507,410
Series B, 5.00%, 05/01/43 (Call 05/01/23)	2,000	2,193,700
Series B, 5.00%, 05/01/44 (Call 05/01/24)	2,000	2,227,640
Series B, 5.00%, 05/01/47 (Call 05/01/27)	3,500	4,061,365
Series C, 5.00%, 05/01/23 (Call 05/01/20)	920	974,252
Series C, 5.00%, 05/01/23 (PR 05/01/20)	685	726,991
Series D, 5.00%, 05/01/24 (Call 05/01/21)	2,500	2,718,225
Series E, 5.00%, 05/01/48 (Call 05/01/28)	1,000	1,174,050
Series E, 6.00%, 05/01/39 (Call 05/01/19)	4,000	4,151,360
Series F, 5.00%, 05/01/35 (Call 05/01/20)	500	526,400
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
Series B, 4.00%, 10/01/39 (Call 10/01/22)	3,500	3,636,535
Series B, 4.00%, 10/01/42 (Call 10/01/22)	25,000	25,913,500
Security	Par(000)	Value
California (continued)
San Francisco Municipal Transportation Agency RB, 4.00%, 03/01/46 (Call 03/01/27)	$ 3,500	$ 3,681,860
San Joaquin County Transportation Authority RB
4.00%, 03/01/41 (Call 03/01/27)	1,000	1,051,960
Series A, 5.50%, 03/01/41 (PR 03/01/21)	4,600	5,064,876
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/19 (ETM)(a)	980	971,611
0.00%, 01/01/20 (ETM)(a)	500	486,845
0.00%, 01/01/25 (ETM)(a)	2,100	1,806,840
0.00%, 01/01/27 (ETM)(a)	1,075	857,044
5.00%, 01/15/29 (Call 01/15/25)	1,000	1,120,420
5.00%, 01/15/34 (Call 01/15/25)	2,000	2,204,220
5.00%, 01/15/50 (Call 01/15/25)	7,500	8,140,350
Series A, 5.00%, 01/15/44 (Call 01/15/25)	3,000	3,267,240
San Jose Financing Authority RB, Series A, 5.00%, 06/01/39 (Call 06/01/23)	3,165	3,532,583
San Marcos Unified School District GO
Series B, 0.00%, 08/01/47(a)	1,700	530,621
Series B, 0.00%, 08/01/51(a)	1,500	389,220
San Mateo County Community College District GO
5.00%, 09/01/45 (Call 09/01/25)	1,000	1,146,080
Series B, 0.00%, 09/01/32 (NPFGC)(a)	3,515	2,287,246
Series C, 0.00%, 09/01/30 (NPFGC)(a)	4,295	3,037,467
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	3,000	2,630,070
San Mateo Joint Powers Financing Authority RB, Series A, 5.00%, 07/15/33 (PR 07/15/18)	750	753,225
San Mateo Union High School District GO
0.00%, 09/01/33(a)	500	411,935
0.00%, 09/01/41 (Call 09/01/36)(a)	3,460	3,026,739
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	4,465	3,036,379
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/36(a)	2,500	1,207,300
Santa Clara Valley Water District RB, Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,000	1,142,670
Santa Monica Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/28)	1,000	1,060,850
Series A, 5.00%, 08/01/43 (Call 08/01/28)	3,500	4,193,700
Series B, 4.00%, 08/01/44 (Call 08/01/24)	1,500	1,563,135
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	3,315	3,191,980
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	4,000	4,229,080
Southern California Public Power Authority RB
5.00%, 07/01/26 (Call 01/01/25)	1,500	1,759,785
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,003,560
Series 2010-1, 5.00%, 07/01/22 (Call 07/01/20)	1,260	1,346,814
Series 2010-1, 5.00%, 07/01/30 (Call 07/01/20)	1,950	2,071,582
Series A, 5.00%, 07/01/18	315	315,942
Series B, 6.00%, 07/01/25 (PR 07/01/18)	2,500	2,508,850
Southern California Water Replenishment District RB, 4.00%, 08/01/45 (Call 08/01/25)	1,500	1,571,280
Southwestern Community College District GO
Series C, 0.00%, 08/01/46(a)	1,920	603,398
Series D, 5.00%, 08/01/44 (Call 08/01/25)	2,000	2,258,620
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/19	9,445	9,748,090
Series L, 5.00%, 05/01/21 (Call 05/01/20)	975	1,035,148
Series L, 5.00%, 05/01/21 (PR 05/01/20)	1,805	1,920,917

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Series L, 5.00%, 05/01/22 (Call 05/01/20)	$ 3,185	$ 3,380,240
Series L, 5.00%, 05/01/22 (PR 05/01/20)	715	760,917
Series M, 4.00%, 05/01/19	1,295	1,324,915
Series N, 5.00%, 05/01/21	1,540	1,683,128
Series O, 5.00%, 05/01/21	1,800	1,967,292
Series O, 5.00%, 05/01/22	11,395	12,783,367
State of California Department of Water Resources RB
5.00%, 12/01/24 (PR 06/01/18)	650	650,000
5.00%, 12/01/27 (PR 06/01/18)	500	500,000
5.00%, 12/01/28 (PR 06/01/18)	695	695,000
Series AS, 5.00%, 12/01/24	2,690	3,182,593
Series AS, 5.00%, 12/01/24 (ETM)	10	11,771
Series AS, 5.00%, 12/01/26 (Call 12/01/24)	1,020	1,205,426
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	5	5,886
Series AS, 5.00%, 12/01/27 (Call 12/01/24)	995	1,172,558
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	5	5,886
Series AS, 5.00%, 12/01/28 (Call 12/01/24)	995	1,169,254
Series AS, 5.00%, 12/01/28 (PR 12/01/24)	5	5,886
Series AW, 5.00%, 12/01/30 (Call 12/01/26)	6,000	7,202,160
Series AX, 5.00%, 12/01/27	1,000	1,236,740
State of California GO
3.00%, 12/01/32 (Put 12/01/19)(b)(c)	1,365	1,381,830
4.00%, 09/01/20	500	526,310
4.00%, 11/01/23	2,000	2,214,880
4.00%, 11/01/25	6,340	7,143,849
4.00%, 09/01/28 (Call 09/01/26)	1,250	1,376,113
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	500	528,150
4.00%, 08/01/32 (Call 08/01/26)	2,000	2,160,260
4.00%, 09/01/32 (Call 09/01/26)	3,000	3,247,140
4.00%, 11/01/33 (Call 11/01/27)	3,850	4,176,634
4.00%, 11/01/34 (Call 11/01/27)	3,915	4,223,776
4.00%, 09/01/35 (Call 09/01/26)	11,575	12,388,028
4.00%, 11/01/35 (Call 11/01/27)	5,940	6,388,292
4.00%, 09/01/36 (Call 09/01/26)	7,560	8,068,259
4.00%, 11/01/36 (Call 11/01/27)	8,000	8,543,040
4.00%, 11/01/44 (Call 11/01/24)	1,500	1,569,000
4.00%, 03/01/45 (Call 03/01/25)	6,500	6,792,760
4.00%, 08/01/45 (Call 08/01/25)	1,000	1,047,520
4.00%, 11/01/47 (Call 11/01/27)	3,250	3,435,347
4.50%, 08/01/26 (Call 07/02/18)	20	20,041
4.50%, 08/01/27 (Call 07/02/18)	25	25,051
4.50%, 08/01/28 (Call 07/02/18) (AMBAC)	20	20,040
4.50%, 08/01/30 (Call 07/02/18)	40	40,076
5.00%, 09/01/18	4,300	4,337,840
5.00%, 10/01/18	4,360	4,411,056
5.00%, 02/01/19	4,050	4,144,608
5.00%, 08/01/19	3,920	4,076,878
5.00%, 09/01/19	10,400	10,844,600
5.00%, 10/01/19	1,000	1,045,460
5.00%, 02/01/20	5,585	5,896,308
5.00%, 04/01/20	4,000	4,244,320
5.00%, 04/01/20 (Call 04/01/19)	1,460	1,500,004
5.00%, 08/01/20	3,250	3,484,162
5.00%, 09/01/20	1,500	1,611,825
5.00%, 10/01/20	2,000	2,154,060
5.00%, 12/01/20	2,500	2,705,525
5.00%, 02/01/21	3,935	4,273,174
5.00%, 08/01/21	2,230	2,454,583
5.00%, 09/01/21	21,645	23,873,569
Security	Par(000)	Value
California (continued)
5.00%, 10/01/21	$ 2,000	$ 2,210,380
5.00%, 10/01/21 (Call 10/01/19)	1,875	1,957,950
5.00%, 02/01/22	2,290	2,551,701
5.00%, 04/01/22	1,450	1,622,434
5.00%, 09/01/22	6,795	7,673,050
5.00%, 11/01/22	2,560	2,902,144
5.00%, 12/01/22	1,000	1,136,090
5.00%, 09/01/23	14,670	16,944,143
5.00%, 09/01/23 (Call 09/01/22)	5,000	5,635,200
5.00%, 10/01/23	1,230	1,422,889
5.00%, 10/01/23 (Call 07/02/18)	25	25,069
5.00%, 11/01/23	1,500	1,737,900
5.00%, 12/01/23	1,835	2,129,279
5.00%, 03/01/24	2,310	2,688,147
5.00%, 08/01/24	8,110	9,502,649
5.00%, 08/01/24 (Call 07/02/18)	5	5,014
5.00%, 09/01/24 (Call 09/01/22)	2,070	2,322,167
5.00%, 11/01/24	5,770	6,791,001
5.00%, 12/01/24 (Call 12/01/23)	1,895	2,197,821
5.00%, 08/01/25	9,610	11,445,990
5.00%, 08/01/25 (Call 07/02/18)	10	10,027
5.00%, 09/01/25	2,000	2,384,720
5.00%, 09/01/25 (Call 09/01/18)	1,750	1,764,788
5.00%, 09/01/25 (Call 09/01/23)	1,000	1,152,320
5.00%, 10/01/25 (Call 10/01/24)	1,000	1,169,610
5.00%, 11/01/25 (Call 11/01/23)	5,545	6,412,072
5.00%, 03/01/26 (Call 03/01/25)	3,400	4,009,688
5.00%, 08/01/26	3,485	4,201,342
5.00%, 10/01/26 (Call 10/01/24)	2,000	2,336,640
5.00%, 02/01/27 (AMBAC)	550	668,371
5.00%, 02/01/27 (Call 02/01/23)	1,000	1,132,780
5.00%, 03/01/27 (Call 03/01/25)	1,145	1,345,604
5.00%, 08/01/27	1,500	1,835,460
5.00%, 08/01/27 (Call 02/01/25)	1,500	1,757,760
5.00%, 09/01/27 (Call 09/01/18)	2,900	2,924,389
5.00%, 09/01/27 (Call 09/01/26)	5,200	6,252,740
5.00%, 10/01/27 (Call 10/01/24)	2,000	2,334,060
5.00%, 11/01/27	9,900	12,158,982
5.00%, 11/01/27 (Call 11/01/23)	2,300	2,646,909
5.00%, 08/01/28 (Call 08/01/18)	5,125	5,153,290
5.00%, 08/01/28 (Call 08/01/26)	3,000	3,589,440
5.00%, 08/01/28 (Call 08/01/27)	1,750	2,125,252
5.00%, 09/01/28 (Call 09/01/21)	1,085	1,188,075
5.00%, 09/01/28 (Call 09/01/23)	1,000	1,144,270
5.00%, 10/01/28 (Call 10/01/24)	2,000	2,328,920
5.00%, 08/01/29 (Call 02/01/25)	2,500	2,911,075
5.00%, 09/01/29 (Call 09/01/21)	1,000	1,094,010
5.00%, 09/01/29 (Call 09/01/26)	8,000	9,540,080
5.00%, 10/01/29 (Call 10/01/19)	6,905	7,205,850
5.00%, 10/01/29 (Call 04/01/23)	2,150	2,430,403
5.00%, 10/01/29 (Call 10/01/24)	4,300	4,993,375
5.00%, 10/01/29 (Call 04/01/26)	5,445	6,445,083
5.00%, 11/01/29 (Call 11/01/23)	2,500	2,863,275
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,328,600
5.00%, 08/01/30 (Call 02/01/25)	2,000	2,323,500
5.00%, 08/01/30 (Call 08/01/25)	3,240	3,800,228
5.00%, 08/01/30 (Call 08/01/26)	2,940	3,493,631
5.00%, 08/01/30 (Call 08/01/27)	6,750	8,141,850
5.00%, 09/01/30 (Call 09/01/21)	1,045	1,143,585
5.00%, 10/01/30 (Call 10/01/24)	2,000	2,319,940

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
5.00%, 02/01/31 (Call 02/01/22)	$ 2,000	$ 2,206,120
5.00%, 02/01/31 (Call 02/01/23)	1,500	1,686,360
5.00%, 05/01/31 (Call 05/01/24)	1,310	1,505,897
5.00%, 09/01/31 (Call 09/01/21)	2,500	2,734,200
5.00%, 09/01/31 (Call 09/01/26)	1,600	1,897,504
5.00%, 10/01/31 (Call 10/01/24)	2,540	2,941,472
5.00%, 12/01/31 (Call 12/01/23)	1,500	1,716,975
5.00%, 02/01/32 (Call 02/01/22)	2,125	2,339,285
5.00%, 08/01/32 (Call 08/01/25)	6,000	6,994,500
5.00%, 08/01/32 (Call 08/01/26)	5,000	5,909,100
5.00%, 09/01/32 (Call 09/01/26)	6,915	8,183,833
5.00%, 02/01/33 (Call 02/01/22)	3,000	3,296,940
5.00%, 08/01/33 (Call 08/01/24)	2,000	2,299,680
5.00%, 08/01/33 (Call 02/01/25)	2,000	2,303,540
5.00%, 08/01/33 (Call 08/01/25)	3,460	4,018,721
5.00%, 10/01/33 (Call 04/01/23)	1,000	1,123,580
5.00%, 10/01/33 (Call 10/01/24)	1,500	1,730,400
5.00%, 09/01/34 (Call 09/01/26)	9,290	10,919,001
5.00%, 08/01/35 (Call 08/01/24)	1,980	2,265,714
5.00%, 09/01/35 (Call 09/01/26)	1,500	1,756,965
5.00%, 08/01/36 (Call 08/01/26)	6,235	7,273,564
5.00%, 08/01/36 (Call 08/01/27)	4,715	5,572,753
5.00%, 09/01/36 (Call 09/01/22)	1,060	1,173,643
5.00%, 11/01/36 (Call 11/01/27)	10,000	11,862,900
5.00%, 10/01/37 (Call 10/01/24)	2,000	2,290,760
5.00%, 11/01/37 (Call 11/01/27)	1,000	1,185,380
5.00%, 02/01/38 (Call 02/01/22)	1,025	1,120,028
5.00%, 10/01/39 (Call 04/01/26)	1,500	1,734,960
5.00%, 09/01/41 (Call 09/01/21)	7,665	8,347,798
5.00%, 10/01/41 (Call 10/01/21)	7,425	8,102,828
5.00%, 04/01/42 (Call 04/01/22)	4,075	4,462,981
5.00%, 09/01/42 (Call 09/01/22)	7,000	7,735,560
5.00%, 04/01/43 (Call 04/01/23)	8,000	8,915,040
5.00%, 11/01/43 (Call 11/01/23)	22,795	25,697,487
5.00%, 05/01/44 (Call 05/01/24)	1,000	1,132,390
5.00%, 09/01/45 (Call 09/01/26)	11,610	13,449,953
5.00%, 08/01/46 (Call 08/01/26)	2,280	2,636,296
5.00%, 10/01/47 (Call 04/01/26)	1,500	1,724,715
5.00%, 11/01/47 (Call 11/01/27)	4,250	4,991,667
5.25%, 02/01/20	1,105	1,171,101
5.25%, 10/01/20 (Call 10/01/19)	1,160	1,215,889
5.25%, 10/01/21 (Call 10/01/19)	1,050	1,100,589
5.25%, 09/01/22	8,640	9,844,243
5.25%, 02/01/23	250	287,885
5.25%, 09/01/23 (Call 09/01/21)	2,390	2,650,845
5.25%, 09/01/24 (Call 09/01/21)	2,000	2,214,940
5.25%, 09/01/25 (Call 09/01/21)	250	276,700
5.25%, 10/01/29 (Call 10/01/19)	3,800	3,977,954
5.25%, 02/01/30 (Call 02/01/22)	1,000	1,113,700
5.25%, 03/01/30 (Call 03/01/20)	500	531,300
5.25%, 08/01/32 (AGM)	3,455	4,376,656
5.25%, 04/01/35 (Call 04/01/22)	2,000	2,216,340
5.25%, 08/01/38 (Call 08/01/18)	1,830	1,840,577
5.25%, 08/01/38 (PR 08/01/18)	1,915	1,927,045
5.50%, 04/01/19	1,155	1,193,300
5.50%, 04/01/21 (Call 04/01/19)	315	325,127
5.50%, 04/01/23 (Call 04/01/19)	2,000	2,063,800
5.50%, 08/01/30 (Call 08/01/18)	485	488,051
5.50%, 11/01/34 (Call 11/01/19)	1,000	1,054,080
5.50%, 11/01/39 (Call 11/01/19)	14,810	15,595,967
Security	Par(000)	Value
California (continued)
5.50%, 03/01/40 (Call 03/01/20)	$ 7,855	$ 8,345,309
5.60%, 03/01/36 (Call 03/01/20)	595	633,366
5.75%, 04/01/27 (Call 04/01/19)	1,630	1,686,268
5.75%, 04/01/28 (Call 04/01/19)	1,700	1,758,259
5.75%, 04/01/31 (Call 04/01/19)	3,330	3,441,055
6.00%, 03/01/33 (Call 03/01/20)	1,000	1,073,450
6.00%, 04/01/35 (Call 04/01/19)	890	921,720
6.00%, 04/01/35 (PR 04/01/19)	640	664,051
6.00%, 11/01/35 (Call 11/01/19)	235	249,272
6.00%, 04/01/38 (Call 04/01/19)	10,790	11,170,887
6.00%, 04/01/38 (PR 04/01/19)	5,905	6,126,910
6.00%, 11/01/39 (Call 11/01/19)	2,565	2,718,900
6.50%, 04/01/33 (Call 04/01/19)	4,585	4,766,704
6.50%, 04/01/33 (PR 04/01/19)	5,415	5,638,315
Series A, 4.60%, 07/01/19 (ETM)	2,000	2,066,720
Series A, 5.00%, 07/01/18 (ETM)	7,925	7,947,427
Series A, 5.00%, 07/01/19 (ETM)	2,305	2,391,691
Series A, 5.00%, 07/01/20 (PR 07/01/19)	7,380	7,657,562
Series A, 5.00%, 09/01/22	4,170	4,708,847
Series A, 5.25%, 07/01/21 (PR 07/01/19)	2,000	2,080,540
Series B, 5.00%, 09/01/18	3,500	3,530,800
Series B, 5.00%, 09/01/20	4,800	5,157,840
Series B, 5.00%, 09/01/21	1,075	1,185,682
Torrance Unified School District GO, 4.00%, 08/01/40 (Call 08/01/24)	1,000	1,047,210
Turlock Irrigation District RB, Series A, 5.00%, 01/01/40 (PR 01/01/20)	1,000	1,052,660
Ukiah Unified School District/CA GO, 0.00%, 08/01/28 (NPFGC)(a)	3,750	2,681,212
University of California, 5.00%, 05/15/41 (Call 05/15/26)	5,000	5,767,250
University of California RB
4.00%, 05/15/36 (Call 05/15/25)	1,000	1,060,990
Series AF, 5.00%, 05/15/29 (Call 05/15/23)	915	1,042,286
Series AF, 5.00%, 05/15/29 (PR 05/15/23)	615	706,487
Series AF, 5.00%, 05/15/36 (Call 05/15/23)	1,965	2,204,887
Series AF, 5.00%, 05/15/36 (PR 05/15/23)	535	614,587
Series AF, 5.00%, 05/15/39 (Call 05/15/23)	2,750	3,074,830
Series AI, 5.00%, 05/15/32 (Call 05/15/23)	1,060	1,199,984
Series AI, 5.00%, 05/15/38 (Call 05/15/23)	23,435	26,249,543
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	2,600	2,986,776
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	415	467,842
Series AO, 5.00%, 05/15/22	1,475	1,661,853
Series AO, 5.00%, 05/15/23	1,500	1,730,055
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	5,000	5,922,050
Series AR, 5.00%, 05/15/46 (Call 05/15/26)	10,160	11,680,139
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	1,500	1,468,875
Series AV, 5.25%, 05/15/47 (Call 05/15/27)	1,170	1,386,310
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	4,000	4,800,760
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	2,345	2,760,933
Series AZ, 4.00%, 05/15/48 (Call 05/15/28)	2,000	2,103,960
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	2,250	2,683,507
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	2,000	2,364,340
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	2,000	2,378,720
Series G, 5.00%, 05/15/28 (Call 05/15/22)	1,235	1,376,926
Series G, 5.00%, 05/15/28 (PR 05/15/22)	1,005	1,128,223
Series G, 5.00%, 05/15/37 (Call 05/15/22)	1,380	1,517,075
Series G, 5.00%, 05/15/37 (PR 05/15/22)	1,370	1,537,976
Series I, 5.00%, 05/15/32 (Call 05/15/25)	3,070	3,573,664
Series K, 4.00%, 05/15/46 (Call 05/15/26)	1,785	1,869,145
Series M, 4.00%, 05/15/47 (Call 05/15/27)	4,580	4,808,450

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Series M, 5.00%, 05/15/52 (Call 05/15/27)	$ 1,750	$ 2,019,867
Series O, 5.00%, 05/15/58 (Call 05/15/28)	3,000	3,462,330
Series O, 5.50%, 05/15/58 (Call 05/15/28)	2,000	2,430,960
Series Q, 5.00%, 05/15/21 (Call 07/02/18)	15	15,040
Ventura County Community College District GO, Series C, 5.50%, 08/01/33 (PR 08/01/18)	905	911,045
Ventura County Public Financing Authority RB, 5.00%, 11/01/43 (Call 11/01/22)	1,810	2,016,141
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	1,750	1,844,605
Whittier Union High School District GO, 0.00%, 08/01/34 (PR 08/01/19)(a)	500	189,145
William S Hart Union High School District GO
Series B, 0.00%, 08/01/34 (AGM)(a)	4,825	2,728,200
Series C, 0.00%, 08/01/37 (Call 08/01/23)(a)	1,500	639,420
Series C, 4.00%, 08/01/38 (Call 08/01/23)	1,630	1,682,095
Yosemite Community College District GO, Series C, 5.00%, 08/01/28 (PR 08/01/18) (AGM)	1,000	1,005,810
		2,039,885,465
Colorado — 0.8%
Board of Governors of Colorado State University System RB
Series A, 4.00%, 03/01/49 (Call 03/01/25)	4,000	4,136,040
Series A, 5.00%, 03/01/38 (PR 03/01/22) (HERBIP)	500	554,565
Series E, 5.00%, 03/01/45 (PR 03/01/23) (HERBIP)	10,000	11,311,700
Series E-1, 5.00%, 03/01/47 (PR 03/01/25) (HERBIP)	1,000	1,166,517
Board of Water Commissioners City & County of Denver Co. (The), Series A, 5.00%, 09/15/47 (Call 09/15/27)	3,500	4,087,930
City & County of Denver CO Airport System Revenue RB
Series A, 5.00%, 11/15/21 (Call 11/15/20)	1,000	1,072,280
Series A, 5.25%, 11/15/36 (Call 11/15/19)	535	560,696
Series B, 5.00%, 11/15/32 (Call 11/15/22)	2,335	2,578,190
Series B, 5.00%, 11/15/43 (Call 11/15/22)	250	275,153
Series B, 5.00%, 11/15/43 (Call 11/15/23)	3,000	3,291,510
City & County of Denver Co. RB, Series A, 5.00%, 08/01/44 (Call 08/01/26)	5,560	6,320,441
City of Aurora Co. Water Revenue RB, 5.00%, 08/01/46 (Call 08/01/26)	1,000	1,146,860
Colorado Higher Education COP, 5.25%, 11/01/23 (PR 11/01/18)	500	507,450
County of Adams CO COP, 4.00%, 12/01/45 (Call 12/01/25)	700	720,559
Denver City & County School District No. 1 GO
Series A, 5.50%, 12/01/23 (NPFGC-FGIC, SAW)	540	633,539
Series B, 3.00%, 12/01/29 (Call 12/01/22) (SAW)	1,000	1,000,830
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	2,000	2,251,020
E-470 Public Highway Authority RB
Series A, 0.00%, 09/01/40(a)	2,745	1,170,276
Series A, 0.00%, 09/01/41(a)	1,000	407,510
Series B, 0.00%, 09/01/18 (NPFGC)(a)	7,000	6,969,830
Series B, 0.00%, 09/01/19 (NPFGC)(a)	435	424,747
Series B, 0.00%, 09/01/20 (NPFGC)(a)	665	635,002
Series B, 0.00%, 09/01/23 (NPFGC)(a)	165	144,778
Series B, 0.00%, 09/01/24 (NPFGC)(a)	1,165	986,650
Series B, 0.00%, 09/01/29 (NPFGC)(a)	2,500	1,700,050
Jefferson County School District R-1 GO, 5.00%, 12/15/18 (SAW)	500	509,075
Regional Transportation District COP, Series A, 5.38%, 06/01/31 (Call 06/01/20)	500	530,465
Security	Par(000)	Value
Colorado (continued)
Regional Transportation District RB
Series A, 5.00%, 11/01/27	$ 1,500	$ 1,815,420
Series A, 5.00%, 11/01/28	1,500	1,829,460
Series A, 5.00%, 11/01/31 (Call 11/01/22)	1,910	2,114,828
Series A, 5.00%, 11/01/46 (Call 11/01/26)	5,000	5,734,150
State of Colorado COP, Series G, 5.00%, 03/15/32 (PR 03/15/21)	1,000	1,081,850
University of Colorado RB
Series A, 5.00%, 06/01/43 (PR 06/01/23)	1,000	1,136,750
Series A-2, 4.00%, 06/01/35 (Call 06/01/28)	3,000	3,206,490
Series A-2, 4.00%, 06/01/43 (Call 06/01/28)	1,000	1,053,940
		73,066,551
Connecticut — 1.4%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	2,000	1,982,040
Series A, 1.38%, 07/01/35 (Put 07/11/18)(b)(c)	1,600	1,599,936
Series A-4, 1.20%, 07/01/49 (Put 02/01/19)(b)(c)	4,500	4,486,185
Series L, 5.00%, 07/01/45 (Call 07/01/25)	1,000	1,100,500
Series U, 1.00%, 07/01/33 (Put 02/06/19)(b)(c)	2,000	1,990,540
State of Connecticut GO
5.00%, 08/01/19	1,000	1,033,920
Series A, 5.00%, 04/15/19	5,000	5,129,000
Series A, 5.00%, 10/15/21	2,000	2,158,960
Series A, 5.00%, 03/15/22	1,000	1,088,100
Series A, 5.00%, 04/15/22	545	594,028
Series A, 5.00%, 10/15/23	2,000	2,233,500
Series A, 5.00%, 10/15/24 (Call 10/15/23)	1,775	1,958,872
Series A, 5.00%, 02/15/25 (Call 02/15/19)	3,660	3,732,724
Series A, 5.00%, 04/15/34 (Call 04/15/27)	3,000	3,340,260
Series B, 5.00%, 04/15/20	1,000	1,050,830
Series B, 5.00%, 05/15/21	2,000	2,141,780
Series B, 5.00%, 04/15/23 (Call 04/15/22)	2,810	3,044,466
Series B, 5.00%, 05/15/26	1,500	1,695,975
Series B, 5.00%, 06/15/27 (Call 06/15/25)	2,795	3,118,801
Series B, 5.25%, 06/01/20 (AMBAC)	690	729,820
Series C, 5.00%, 06/01/22	1,500	1,638,630
Series C, 5.00%, 06/01/23 (Call 06/01/22)	1,000	1,085,690
Series D, 5.00%, 11/01/19	2,000	2,081,460
Series D, 5.00%, 10/01/22 (Call 10/01/20)	2,000	2,120,100
Series D, 5.00%, 11/01/31 (Call 11/01/21)	2,000	2,114,660
Series E, 4.00%, 09/15/27 (Call 09/15/22)	6,230	6,457,956
Series E, 5.00%, 10/15/20	1,000	1,062,700
Series E, 5.00%, 08/15/24 (Call 08/15/23)	1,580	1,739,738
Series E, 5.00%, 10/15/25	3,000	3,381,030
Series E, 5.00%, 09/15/26 (Call 09/15/22)	1,000	1,078,070
Series E, 5.00%, 10/15/28 (Call 10/15/26)	3,000	3,393,390
Series F, 5.00%, 11/15/27 (Call 11/15/25)	2,000	2,241,060
Series F, 5.00%, 11/15/31 (Call 11/15/25)	1,500	1,661,910
Series F, 5.00%, 11/15/32 (Call 11/15/25)	2,000	2,208,940
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/19	1,000	1,042,430
5.00%, 01/01/24	5,000	5,599,650
5.00%, 01/01/27	2,000	2,308,580
5.00%, 01/01/37 (Call 01/01/28)	2,000	2,240,500
Series A, 3.00%, 09/01/18	5,000	5,016,600
Series A, 5.00%, 09/01/24	2,000	2,257,620
Series A, 5.00%, 10/01/24 (Call 10/01/23)	3,940	4,403,108
Series A, 5.00%, 08/01/26 (Call 08/01/25)	1,000	1,130,690
Series A, 5.00%, 08/01/28 (Call 08/01/25)	1,000	1,121,780

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Connecticut (continued)
Series A, 5.00%, 09/01/28 (Call 09/01/24)	$ 1,000	$ 1,109,420
Series A, 5.00%, 01/01/29 (Call 01/01/23)	2,000	2,177,800
Series A, 5.00%, 09/01/29 (Call 09/01/26)	4,000	4,511,600
Series A, 5.00%, 09/01/31 (Call 09/01/24)	1,000	1,099,280
Series A, 5.00%, 08/01/32 (Call 08/01/25)	1,200	1,327,452
Series A, 5.00%, 09/01/32 (Call 09/01/24)	2,000	2,192,640
Series A, 5.00%, 08/01/33 (Call 08/01/25)	1,000	1,102,200
Series A, 5.00%, 09/01/33 (Call 09/01/26)	1,000	1,116,400
Series A, 5.00%, 09/01/34 (Call 09/01/26)	9,500	10,569,605
State of Connecticut Special Tax Revenue ST, Series 1, 5.00%, 02/01/19	3,000	3,062,670
		129,865,596
Delaware — 0.1%
Delaware Transportation Authority RB, 5.00%, 06/01/55 (Call 06/01/25)	2,000	2,213,360
State of Delaware GO
Series A, 5.00%, 01/01/26	4,090	4,866,118
Series A, 5.00%, 01/01/27	1,000	1,207,290
Series B, 5.00%, 07/01/23	1,960	2,242,397
		10,529,165
District of Columbia — 1.2%
District of Columbia GO
Series 2013A, 5.00%, 06/01/30 (Call 06/01/23)	1,500	1,687,695
Series A, 5.00%, 06/01/20	5,375	5,710,024
Series A, 5.00%, 06/01/29 (Call 06/01/23)	3,000	3,381,420
Series A, 5.00%, 06/01/32 (Call 06/01/27)	4,000	4,705,680
Series A, 5.00%, 06/01/36 (Call 06/01/27)	1,000	1,162,590
Series A, 5.00%, 06/01/37 (Call 06/01/27)	3,720	4,318,436
Series A, 5.00%, 06/01/38 (Call 06/01/25)	2,000	2,276,280
Series C, 5.00%, 06/01/35 (Call 06/01/24)	2,215	2,488,575
Series C, 5.00%, 06/01/38 (Call 06/01/24)	2,000	2,242,320
Series D, 5.00%, 06/01/41 (Call 12/01/26)	7,805	8,992,765
District of Columbia RB
5.25%, 04/01/34 (Put 04/01/23)(b)(c)	1,000	1,011,420
Series A, 5.00%, 12/01/23 (Call 06/01/20)	1,250	1,326,650
Series A, 5.00%, 12/01/25 (Call 06/01/20)	1,000	1,060,710
Series A, 5.00%, 12/01/26 (Call 06/01/20)	500	530,255
Series A, 5.00%, 12/01/27 (Call 06/01/20)	1,500	1,590,150
Series A, 5.00%, 12/01/31 (Call 06/01/20)	500	528,740
Series A, 5.00%, 12/01/36 (Call 12/01/21)	3,280	3,562,834
Series A, 5.25%, 12/01/34 (Call 12/01/19)	1,870	1,959,723
Series B, 5.00%, 12/01/25 (Call 12/01/19)	400	418,876
Series B-1, 5.00%, 02/01/31 (Call 07/02/18) (NPFGC)	980	981,833
Series C, 4.00%, 12/01/37 (Call 12/01/22)	1,000	1,041,300
Series C, 5.00%, 12/01/24 (Call 12/01/22)	1,000	1,125,970
Series C, 5.00%, 12/01/30 (Call 12/01/22)	2,000	2,232,820
Series C, 5.00%, 12/01/35 (Call 12/01/22)	1,000	1,106,940
Series G, 5.00%, 12/01/36 (Call 12/01/21)	2,500	2,715,575
District of Columbia Water & Sewer Authority RB
5.50%, 10/01/23 (AGM)	240	266,386
Series A, 5.00%, 10/01/44 (Call 10/01/23)	1,165	1,295,200
Series A, 5.00%, 10/01/49 (Call 04/01/28)	2,000	2,336,260
Series A, 5.00%, 10/01/52 (Call 04/01/27)	3,000	3,449,520
Series A, 5.50%, 10/01/39 (PR 10/01/18)	1,000	1,012,720
Series A, 6.00%, 10/01/35 (PR 10/01/18)	500	507,170
Series B, 5.00%, 10/01/49 (Call 04/01/28)	10,800	12,615,804
Series B, 5.25%, 10/01/44 (Call 10/01/25)	2,000	2,332,480
Series C, 5.00%, 10/01/44 (Call 10/01/24)	12,550	14,101,054
Security	Par(000)	Value
District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB
5.00%, 10/01/53 (Call 04/01/22)	$ 2,000	$ 2,124,100
Series A, 0.00%, 10/01/37(a)	4,000	1,695,880
Series A, 5.25%, 10/01/44 (Call 10/01/19)	2,180	2,261,336
Metropolitan Washington Airports Authority RB
Series A, 5.00%, 10/01/35 (Call 10/01/20)	1,000	1,063,800
Series C, 5.13%, 10/01/39 (Call 10/01/18)	3,475	3,512,599
		106,733,890
Florida — 3.0%
Broward County FL Water & Sewer Utility Revenue RB, Series A, 5.25%, 10/01/34 (PR 10/01/18)	500	505,960
Central Florida Expressway Authority RB
5.00%, 07/01/38 (Call 07/01/27)	2,835	3,275,162
Series B, 5.00%, 07/01/26	4,000	4,727,040
Series B, 5.00%, 07/01/28 (Call 07/01/26)	3,500	4,091,535
City of Cape Coral FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/42 (PR 10/01/21) (AGM)	1,000	1,098,380
City of Clearwater FL Water & Sewer Revenue RB, Series A, 5.25%, 12/01/39 (PR 12/01/19)	1,000	1,051,010
City of Gainesville FL Utilities System Revenue RB, Series A, 5.00%, 10/01/37 (Call 10/01/27)	1,000	1,166,910
City of Jacksonville FL RB, 5.00%, 10/01/24 (Call 10/01/22)	2,010	2,234,778
City of Miami Beach FL, Series 2015, 5.00%, 09/01/40 (Call 09/01/25)	1,000	1,119,600
County of Broward FL Airport System Revenue RB
Series O, 5.38%, 10/01/29 (Call 10/01/19)	1,560	1,630,980
Series Q-1, 5.00%, 10/01/37 (Call 10/01/22)	2,400	2,621,760
Series Q-1, 5.00%, 10/01/42 (Call 10/01/22)	2,000	2,177,980
County of Miami-Dade FL Aviation Revenue RB
5.00%, 10/01/41 (Call 10/01/26)	3,865	4,384,881
Series A, 5.38%, 10/01/35 (Call 10/01/20)	2,000	2,141,200
Series A, 5.38%, 10/01/41 (Call 10/01/20)	4,000	4,287,120
Series A, 5.50%, 10/01/36 (Call 10/01/19)	1,900	1,987,229
Series B, 5.00%, 10/01/37 (Call 10/01/24)	2,560	2,860,698
Series B, 5.00%, 10/01/41 (Call 10/01/20)	1,000	1,059,820
Series B, 5.00%, 10/01/41 (PR 10/01/18) (AGM)	2,395	2,421,609
County of Miami-Dade FL GO
5.00%, 07/01/41 (Call 07/01/20)	1,000	1,058,570
Series A, 4.00%, 07/01/42 (Call 07/01/25)	2,000	2,069,760
Series A, 5.00%, 07/01/38 (Call 07/01/26)	2,000	2,281,840
Series B-1, 5.63%, 07/01/38 (PR 07/01/18)	1,000	1,003,120
County of Miami-Dade FL RB
5.00%, 10/01/35 (Call 10/01/26)	2,000	2,267,440
Series A, 5.00%, 10/01/29 (Call 10/01/22)	1,000	1,098,400
Series B, 5.00%, 10/01/35 (Call 10/01/22) (AGM)	1,450	1,587,707
County of Miami-Dade FL Transit System RB
5.00%, 07/01/37 (Call 07/01/22)	1,000	1,093,830
5.00%, 07/01/42 (Call 07/01/22)	15,030	16,300,787
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	4,000	4,627,120
5.00%, 10/01/25	2,500	2,928,675
5.00%, 10/01/39 (PR 10/01/20) (AGM)	3,475	3,722,073
Series A, 4.00%, 10/01/44 (Call 10/01/27)	2,000	2,072,440
Series A, 5.00%, 10/01/42 (Call 10/01/22)	7,835	8,558,954
Series B, 4.00%, 10/01/35 (Call 10/01/27)	3,000	3,177,180
Series B, 4.00%, 10/01/37 (Call 10/01/27)	3,500	3,677,905
Series B, 5.00%, 10/01/30 (Call 10/01/25)	2,000	2,303,800
Series B, 5.00%, 10/01/32 (Call 10/01/25)	2,000	2,292,340

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Florida (continued)
Series B, 5.25%, 10/01/20 (AGM)	$ 2,725	$ 2,933,517
Series C, 5.38%, 10/01/24 (PR 10/01/18)	2,500	2,530,800
County of Miami-Dade Seaport Department RB, Series A, 6.00%, 10/01/38 (Call 10/01/23)	1,050	1,212,855
Florida Municipal Power Agency RB
5.00%, 10/01/31 (Call 10/01/18)	70	70,692
5.00%, 10/01/31 (PR 10/01/18)	380	384,222
5.25%, 10/01/20 (Call 10/01/18)	280	283,338
5.25%, 10/01/20 (PR 10/01/18)	1,595	1,614,012
5.25%, 10/01/21 (Call 10/01/18)	35	35,417
5.25%, 10/01/21 (PR 10/01/18)	220	222,622
Series A, 5.00%, 10/01/20	1,500	1,602,045
Series A, 5.00%, 10/01/29 (Call 10/01/26)	5,000	5,848,050
Series A, 5.00%, 10/01/31 (Call 10/01/26)	500	578,750
Series A, 5.25%, 10/01/19	1,000	1,045,480
Florida's Turnpike Enterprise RB
Series B, 5.00%, 07/01/18	8,800	8,823,320
Series B, 5.00%, 07/01/40 (Call 07/01/20)	2,140	2,283,551
Hillsborough County Aviation Authority RB
Series A, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,095,690
Series B, 5.00%, 10/01/40 (Call 10/01/24)	1,500	1,644,435
Series B, 5.00%, 10/01/44 (Call 10/01/24)	1,000	1,099,880
Hillsborough County School Board COP, Series A, 5.00%, 07/01/29 (Call 07/01/22)	2,500	2,758,025
JEA Electric System Revenue RB
Series 3-B, 5.00%, 10/01/39 (Call 10/01/21)	95	102,750
Series 3-B, 5.00%, 10/01/39 (PR 10/01/21)	1,905	2,085,975
Series Three 2010-D, 5.00%, 10/01/38 (PR 04/01/20)	2,500	2,642,475
JEA Water & Sewer System Revenue RB
Series A, 5.00%, 10/01/31 (Call 04/01/21)	755	813,867
Series A, 5.00%, 10/01/31 (PR 04/01/21)	1,220	1,321,406
Miami Beach Redevelopment Agency TA, Series 2015A, 5.00%, 02/01/40 (Call 02/01/24) (AGM)	1,000	1,121,580
Miami-Dade County Educational Facilities Authority RB
Series A, 5.00%, 04/01/40 (Call 04/01/25)	1,000	1,109,530
Series A, 5.00%, 04/01/45 (Call 04/01/25)	4,000	4,425,200
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/35 (Call 07/01/20) (AGM)	975	1,030,877
Series A, 5.00%, 07/01/39 (Call 07/01/24)	2,830	3,140,479
Series A, 5.00%, 07/01/40 (Call 07/01/20)	2,105	2,214,228
Series A, 5.00%, 07/01/44 (Call 07/01/24)	1,000	1,105,620
Series B, 5.00%, 07/01/26 (Call 07/01/24)	1,015	1,158,409
Mid-Bay Bridge Authority RB, Series A, 5.00%, 10/01/35 (Call 10/01/25)	1,000	1,108,400
Orange County School Board COP, Series C, 5.00%, 08/01/34 (Call 08/01/26)	2,500	2,876,925
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/18	4,550	4,601,006
Series A, 5.00%, 10/01/22	1,000	1,121,910
Series A, 5.00%, 10/01/25	1,500	1,764,900
Series B, 5.00%, 10/01/33 (Call 04/01/19)	285	292,404
Series B, 5.00%, 10/01/33 (PR 04/01/19)	215	220,801
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/22	500	557,580
5.00%, 07/01/35 (Call 07/01/23)	4,055	4,508,714
Series A, 5.00%, 07/01/35 (PR 07/01/20)	2,000	2,124,700
Series A, 5.00%, 07/01/40 (PR 07/01/20)	2,500	2,655,875
Palm Beach County School District COP, Series D, 5.00%, 08/01/31 (Call 08/01/25)	2,000	2,283,540
Security	Par(000)	Value
Florida (continued)
Palm Beach County Solid Waste Authority RB
5.00%, 10/01/24 (Call 10/01/21)	$ 1,000	$ 1,095,680
5.00%, 10/01/31 (Call 10/01/21)	6,055	6,617,933
5.00%, 10/01/31 (PR 10/01/21)	45	49,275
5.50%, 10/01/22 (PR 10/01/19) (BHAC)	220	230,783
Reedy Creek Improvement District GOL, Series A, 5.00%, 06/01/38 (Call 06/01/23)	4,200	4,687,788
School Board of Miami-Dade County (The) COP
Series A, 4.00%, 08/01/29 (Call 08/01/22)	1,000	1,038,390
Series A, 5.00%, 05/01/30 (Call 05/01/25)	1,000	1,123,930
Series A, 5.25%, 02/01/27 (PR 02/01/19) (AGC)	2,690	2,753,807
Series B, 5.00%, 05/01/27 (Call 05/01/25)	2,500	2,851,650
Series D, 5.00%, 02/01/27 (Call 02/01/26)	2,000	2,304,300
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/43 (Call 03/15/23)	2,000	2,200,220
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	3,000	3,187,680
Series A, 5.00%, 07/01/21	1,000	1,087,770
Series C, 5.00%, 07/01/26	2,000	2,353,920
South Florida Water Management District COP, 5.00%, 10/01/33 (Call 04/01/26)	1,000	1,148,300
St. Johns River Power Park RB
Series 23, 5.00%, 10/01/18 (ETM)	500	505,390
Series SIX, 4.00%, 10/01/32 (Call 07/02/18)	10,000	10,017,500
State of Florida GO
Series A, 5.00%, 06/01/18	4,500	4,500,000
Series A, 5.00%, 06/01/21 (Call 06/01/20)	1,320	1,399,609
Series A, 5.00%, 06/01/22	600	669,948
Series A, 5.00%, 07/01/39 (Call 07/01/19)	1,000	1,041,960
Series C, 5.00%, 06/01/22 (Call 06/01/19)	1,500	1,549,215
Series D, 5.00%, 06/01/18	5,880	5,880,000
Series D, 5.00%, 06/01/20	2,000	2,125,460
Series D, 5.00%, 06/01/21 (Call 06/01/19)	1,000	1,042,650
Series D, 5.00%, 06/01/25 (Call 06/01/21)	2,275	2,470,855
Series D, 5.00%, 06/01/34 (Call 07/02/18)	2,000	2,025,060
Series E, 5.00%, 06/01/37 (Call 06/01/20)	3,485	3,680,439
Series F, 4.00%, 06/01/19	100	102,312
Series F, 5.00%, 06/01/31 (Call 06/01/21)	1,000	1,081,540
Series H, 5.00%, 06/01/40 (Call 06/01/20)	1,500	1,580,205
State of Florida Lottery Revenue RB, Series E, 5.00%, 07/01/20	1,000	1,064,870
Tampa Bay Water RB
5.00%, 10/01/34 (PR 10/01/18)	1,000	1,011,110
5.00%, 10/01/38 (PR 10/01/18)	2,000	2,022,220
Series B, 5.00%, 10/01/19 (ETM)	1,085	1,130,026
Tampa-Hillsborough County Expressway Authority RB
5.00%, 07/01/47 (Call 07/01/27)	2,000	2,278,180
Series A, 5.00%, 07/01/37 (Call 07/01/22)	7,000	7,625,660
Series B, 4.00%, 07/01/42 (Call 07/01/28)	1,465	1,524,186
Series B, 5.00%, 07/01/42 (PR 07/01/22)	3,050	3,396,206
		281,877,472
Georgia — 2.1%
Atlanta Development Authority RB, Series A-1, 5.25%, 07/01/40 (Call 07/01/25)	1,000	1,150,010
City of Atlanta Department of Aviation RB
Series 2014A, 5.00%, 01/01/29 (Call 01/01/24)	1,000	1,134,900
Series A, 5.00%, 01/01/19	2,850	2,904,207
Series A, 5.00%, 01/01/21	1,000	1,077,270
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,048,660
Series B, 5.00%, 01/01/23 (Call 01/01/20)	3,850	4,033,645

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Georgia (continued)
Series B, 5.00%, 01/01/37 (Call 01/01/22)	$ 1,345	$ 1,464,584
Series B, 5.00%, 01/01/42 (Call 01/01/22)	1,000	1,086,400
Series C, 5.25%, 01/01/30 (Call 01/01/21)	1,835	1,977,212
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/33 (Call 05/01/25)	10,800	12,348,396
5.00%, 11/01/40 (Call 05/01/25)	5,650	6,391,562
Series A, 5.50%, 11/01/18 (NPFGC-FGIC)	1,260	1,279,946
Series A, 5.50%, 11/01/22 (NPFGC)	2,000	2,219,160
Series A, 6.00%, 11/01/26 (PR 11/01/19)	1,000	1,058,850
Series A, 6.00%, 11/01/28 (PR 11/01/19)	2,320	2,456,532
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,780	4,015,532
Series A, 6.25%, 11/01/39 (PR 11/01/19)	10,175	10,809,004
County of DeKalb GA Water & Sewerage Revenue RB, Series B, 5.25%, 10/01/32 (Call 10/01/26) (AGM)	2,190	2,625,460
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 06/01/18 (AGM)	1,000	1,000,000
Series A, 5.00%, 06/01/19	1,360	1,402,718
Series A, 5.00%, 03/01/21 (GTD)	2,000	2,167,600
Series B, 5.00%, 06/01/19	3,685	3,800,746
Series B, 5.00%, 06/01/21	1,900	2,062,412
Gwinnett County School District GO
5.00%, 02/01/21	2,400	2,595,168
5.00%, 08/01/21 (SAW)	5,580	6,111,272
5.00%, 02/01/22	4,990	5,532,213
5.00%, 08/01/22 (SAW)	2,000	2,241,620
5.00%, 02/01/34 (Call 08/01/25)	2,495	2,874,938
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/39 (PR 07/01/19)	975	1,009,115
Series B, 5.00%, 07/01/31 (Call 07/01/26)	7,500	8,791,350
Municipal Electric Authority of Georgia RB
5.00%, 07/01/60 (Call 07/01/25)	1,000	1,071,880
Series A, 5.00%, 01/01/20	1,000	1,043,730
Series A, 5.00%, 01/01/21	1,000	1,068,930
Series A, 5.00%, 11/01/24 (Call 11/01/20)	1,000	1,064,580
Series A, 5.00%, 01/01/28 (Call 07/01/26)	2,000	2,284,920
Series B, 5.00%, 01/01/20	3,000	3,131,190
Series D, 5.75%, 01/01/19 (PR 07/01/18)	2,455	2,462,807
Series D, 5.75%, 01/01/20 (Call 07/01/18)	130	130,372
Series D, 5.75%, 01/01/20 (PR 07/01/18)	370	371,177
Private Colleges & Universities Authority RB, Series A, 5.00%, 10/01/43 (Call 10/01/23)	2,000	2,219,320
State of Georgia GO
5.00%, 07/01/20	2,500	2,664,300
Series A, 5.00%, 02/01/27 (Call 02/01/26)	1,595	1,892,069
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,107,310
Series A, 5.00%, 02/01/30 (Call 02/01/26)	1,030	1,211,568
Series A-1, 5.00%, 02/01/19	4,030	4,122,529
Series A-1, 5.00%, 02/01/23	2,910	3,301,919
Series A-1, 5.00%, 02/01/24	1,500	1,734,360
Series A-1, 5.00%, 02/01/27	1,000	1,206,490
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	2,000	2,307,860
Series B, 5.00%, 01/01/20 (PR 01/01/19)	2,500	2,548,575
Series B, 5.00%, 01/01/24 (PR 01/01/19)	1,000	1,019,430
Series C, 4.00%, 10/01/22	3,000	3,249,930
Series C, 5.00%, 07/01/19	11,000	11,395,670
Series C, 5.00%, 07/01/21	1,500	1,640,115
Series C, 5.00%, 10/01/21	2,960	3,256,237
Series C, 5.00%, 07/01/29 (PR 07/01/21)	1,000	1,091,530
Series D, 5.00%, 02/01/23	2,500	2,836,700
Series E, 5.00%, 12/01/23	5,640	6,506,304
Security	Par(000)	Value
Georgia (continued)
Series E, 5.00%, 12/01/24	$ 4,555	$ 5,340,646
Series E, 5.00%, 12/01/25	7,710	9,175,979
Series E, 5.00%, 12/01/26	4,900	5,906,852
Series E-2, 4.00%, 09/01/18	3,025	3,043,906
Series F, 5.00%, 01/01/28 (Call 01/01/27)	1,000	1,202,980
Series I, 5.00%, 07/01/20	3,125	3,330,375
Series J-1, 4.00%, 07/01/21	265	281,706
		194,894,728
Hawaii — 1.2%
City & County Honolulu HI Wastewater System Revenue RB
Series 2015A, 5.00%, 07/01/45 (Call 07/01/25)	3,675	4,145,326
Series A, 4.00%, 07/01/38 (Call 01/01/28)	1,295	1,372,156
Series A, 5.00%, 07/01/42 (PR 07/01/22)	1,000	1,117,660
Series A, 5.00%, 07/01/47 (Call 01/01/28)	2,000	2,318,080
Series A, 5.25%, 07/01/36 (PR 07/01/21)	8,385	9,214,780
City & County of Honolulu HI GO
Series B, 5.25%, 07/01/19 (AGM)	2,000	2,076,820
Series C, 5.00%, 10/01/30	5,000	6,157,300
State of Hawaii Airports System Revenue RB, Series A, 5.00%, 07/01/39 (Call 07/01/20)	3,700	3,912,047
State of Hawaii GO
5.00%, 02/01/20	1,000	1,052,030
Series DQ, 5.00%, 06/01/19	1,000	1,032,510
Series DQ, 5.00%, 06/01/22 (PR 06/01/19)	500	516,102
Series DQ, 5.00%, 06/01/29 (PR 06/01/19)	1,450	1,497,140
Series DY, 5.00%, 02/01/19	2,815	2,876,817
Series DZ, 5.00%, 12/01/18	5,030	5,113,649
Series DZ, 5.00%, 12/01/20 (ETM)	305	328,058
Series DZ, 5.00%, 12/01/23 (PR 12/01/21)	1,000	1,095,725
Series DZ, 5.00%, 12/01/25 (PR 12/01/21)	885	975,686
Series DZ, 5.00%, 12/01/28 (PR 12/01/21)	880	970,174
Series DZ, 5.00%, 12/01/29 (PR 12/01/21)	1,000	1,102,470
Series DZ, 5.00%, 12/01/30 (PR 12/01/21)	750	826,853
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	1,500	1,653,705
Series DZ-2016, 5.00%, 12/01/28 (PR 12/01/21)	1,620	1,786,002
Series DZ-2017, 5.00%, 12/01/20	430	463,054
Series DZ-2017, 5.00%, 12/01/20 (ETM)	15	16,134
Series DZ-2017, 5.00%, 12/01/25 (PR 12/01/21)	1,115	1,229,254
Series EA, 5.00%, 12/01/20	500	538,435
Series EA, 5.00%, 12/01/21	1,500	1,654,770
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	4,355	4,901,640
Series EE, 5.00%, 11/01/29 (PR 11/01/22)	15	16,883
Series EE-2017, 5.00%, 11/01/27 (PR 11/01/22)	1,645	1,851,480
Series EE-2017, 5.00%, 11/01/29 (Call 11/01/22)	395	440,512
Series EE-2017, 5.00%, 11/01/29 (PR 11/01/22)	890	999,778
Series EF, 5.00%, 11/01/22	1,000	1,125,970
Series EH, 5.00%, 08/01/18	1,315	1,322,285
Series EH, 5.00%, 08/01/23 (ETM)	980	1,120,806
Series EH, 5.00%, 08/01/33 (Call 08/01/23)	120	134,369
Series EH, 5.00%, 08/01/33 (PR 08/01/23)	380	434,598
Series EH-2017, 5.00%, 08/01/23	775	885,530
Series EH-2017, 5.00%, 08/01/23 (ETM)	245	280,202
Series EO, 5.00%, 08/01/23	385	439,909
Series EO, 5.00%, 08/01/23 (ETM)	665	760,547
Series EO, 5.00%, 08/01/24	1,000	1,161,660
Series EO, 5.00%, 08/01/25 (Call 08/01/24)	4,000	4,626,680
Series EO, 5.00%, 08/01/26 (Call 08/01/24)	2,280	2,634,358
Series EO, 5.00%, 08/01/26 (PR 08/01/24)	220	255,840
Series EO, 5.00%, 08/01/29 (Call 08/01/24)	1,000	1,146,760

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Hawaii (continued)
Series EP, 5.00%, 08/01/22	$ 1,000	$ 1,119,960
Series EY, 5.00%, 10/01/23	1,000	1,146,440
Series EZ, 5.00%, 10/01/27 (Call 10/01/25)	2,000	2,345,860
Series FG, 4.00%, 10/01/34 (Call 10/01/26)	5,000	5,320,250
Series FG, 4.00%, 10/01/36 (Call 10/01/26)	1,500	1,587,045
Series FH, 5.00%, 10/01/25	2,000	2,360,580
Series FH, 5.00%, 10/01/26	1,350	1,610,023
Series FK, 4.00%, 05/01/36 (Call 05/01/27)	2,000	2,123,120
Series FK, 5.00%, 05/01/34 (Call 05/01/27)	6,900	8,071,551
Series FT, 5.00%, 01/01/33 (Call 01/01/28)	4,500	5,338,845
		110,606,218
Idaho — 0.0%
Idaho Housing & Finance Association RB
5.00%, 07/15/26	1,000	1,169,740
5.25%, 07/15/26 (PR 07/15/18) (AGC)	2,140	2,149,245
		3,318,985
Illinois — 3.5%
Chicago Board of Education ST, 6.00%, 04/01/46 (Call 04/01/27)	1,430	1,675,031
Chicago Midway International Airport RB
Series 2014B, 5.00%, 01/01/35 (Call 01/01/24)	2,000	2,204,980
Series B, 5.00%, 01/01/46 (Call 01/01/26)	2,255	2,487,784
Chicago O'Hare International Airport RB
5.00%, 01/01/32 (Call 01/01/25)	5,000	5,592,600
5.75%, 01/01/39 (PR 01/01/21)	420	459,220
5.75%, 01/01/43 (Call 01/01/23)	1,000	1,126,740
Series 2015-B, 5.00%, 01/01/22	2,000	2,206,720
Series 2015-B, 5.00%, 01/01/27 (Call 01/01/25)	2,500	2,844,225
Series 2015-B, 5.00%, 01/01/30 (Call 01/01/25)	3,510	3,952,751
Series A, 5.75%, 01/01/39 (Call 01/01/21)	80	86,777
Series B, 5.00%, 01/01/20	700	732,725
Series B, 5.00%, 01/01/36 (Call 01/01/27)	9,110	10,389,682
Series B, 5.00%, 01/01/38 (Call 01/01/27)	3,025	3,447,471
Series B, 5.00%, 01/01/41 (Call 01/01/26)	1,500	1,673,895
Series B, 6.00%, 01/01/41 (PR 01/01/21)	15,000	16,494,300
Series C, 5.00%, 01/01/31 (Call 01/01/26)	460	525,260
Series C, 5.25%, 01/01/35 (Call 01/01/20) (AGC)	3,500	3,657,080
Series C, 6.50%, 01/01/41 (PR 01/01/21)	1,560	1,732,801
Series D, 5.00%, 01/01/44 (Call 01/01/23)	1,685	1,819,800
Series D, 5.00%, 01/01/46 (Call 01/01/25)	1,000	1,106,570
Series D, 5.00%, 01/01/52 (Call 01/01/27)	10,000	11,189,100
Series D, 5.25%, 01/01/42 (Call 01/01/27)	1,000	1,160,780
Series E, 5.00%, 01/01/27	2,000	2,366,780
Series F, 5.00%, 01/01/35 (Call 01/01/20)	1,000	1,038,670
Series F, 5.00%, 01/01/40 (Call 01/01/20)	610	633,107
Chicago Transit Authority RB
5.00%, 12/01/44 (Call 12/01/24) (AGM)	1,000	1,097,380
5.25%, 12/01/49 (Call 12/01/24)	2,500	2,771,975
City of Chicago IL GO
Series A, 5.00%, 01/01/26 (PR 01/01/20) (AGM)	1,000	1,040,410
Series A, 5.00%, 01/01/27 (PR 01/01/20) (AGM)	1,020	1,060,249
Series A, 5.00%, 01/01/29 (Call 07/02/18) (NPFGC-FGIC)	860	864,145
City of Chicago IL Wastewater Transmission Revenue RB
5.00%, 01/01/39 (Call 01/01/24)	2,000	2,139,200
5.00%, 01/01/42 (Call 01/01/22)	1,000	1,051,690
City of Chicago IL Waterworks Revenue RB, 5.25%, 11/01/38 (PR 11/01/18)	1,000	1,014,690
Security	Par(000)	Value
Illinois (continued)
Cook County Community College District No. 508 GO, 5.25%, 12/01/43 (Call 12/01/23)	$ 1,075	$ 1,120,215
County of Cook IL GO
Series A, 5.00%, 11/15/19	460	478,777
Series A, 5.25%, 11/15/22 (Call 11/15/20)	1,000	1,069,800
Series A, 5.25%, 11/15/28 (Call 11/15/21)	500	539,295
Series C, 5.00%, 11/15/29 (Call 11/15/22)	1,250	1,356,588
County of Will IL GO, 5.00%, 11/15/41 (Call 11/15/25)	1,200	1,326,192
Illinois Finance Authority RB
Series A, 5.00%, 10/01/38 (Call 10/01/24)	2,000	2,266,980
Series A, 5.00%, 10/01/40 (Call 10/01/25)	2,000	2,222,300
Series A, 5.25%, 10/01/52 (Call 04/01/23)	1,000	1,106,010
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/19	4,280	4,478,078
Series A, 5.00%, 12/01/22	1,000	1,120,040
Series A, 5.00%, 12/01/32 (Call 01/01/26)	3,000	3,438,810
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,095,180
Series A, 5.00%, 01/01/40 (Call 07/01/25)	2,000	2,226,260
Series A, 5.00%, 01/01/42 (Call 01/01/28)	4,500	5,143,410
Series A-1, 5.00%, 01/01/28 (Call 01/01/20)	1,000	1,043,730
Series A-1, 5.00%, 01/01/31 (Call 01/01/20)	700	729,722
Series B, 5.00%, 12/01/18	1,415	1,437,626
Series B, 5.00%, 01/01/36 (Call 01/01/26)	1,000	1,129,540
Series B, 5.00%, 01/01/37 (Call 01/01/24)	2,500	2,764,350
Series B, 5.00%, 01/01/37 (Call 01/01/26)	1,500	1,693,230
Series B, 5.00%, 01/01/40 (Call 01/01/26)	9,125	10,274,202
Series B, 5.00%, 01/01/41 (Call 07/01/26)	4,000	4,517,800
Series C, 5.00%, 01/01/36 (Call 01/01/25)	2,000	2,225,680
Series D, 5.00%, 01/01/22	3,915	4,302,585
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18 (NPFGC)(a)	30	29,975
0.00%, 06/15/18 (ETM) (NPFGC)(a)	970	969,534
0.00%, 12/15/52 (AGM)(a)	7,000	1,407,420
5.50%, 06/15/29 (ETM) (NPFGC-FGIC)	95	112,990
Series A, 0.00%, 12/15/22 (NPFGC)(a)	340	288,993
Series B, 0.00%, 06/15/26 (AGM)(a)	2,000	1,477,080
Series B, 0.00%, 06/15/27 (AGM)(a)	1,000	706,160
Series B, 0.00%, 06/15/43 (AGM)(a)	2,000	645,400
Series B, 0.00%, 06/15/45 (AGM)(a)	770	224,032
Series B, 0.00%, 06/15/46 (AGM)(a)	1,600	442,304
Series B, 0.00%, 06/15/47 (AGM)(a)	330	86,889
Metropolitan Water Reclamation District of Greater Chicago GOL
Series B, 5.00%, 12/01/30 (Call 12/01/21)	710	764,067
Series B, 5.00%, 12/01/32 (Call 12/01/21)	1,000	1,074,070
Series C, 5.25%, 12/01/32	1,340	1,620,087
Regional Transportation Authority RB
5.75%, 06/01/21	500	550,355
5.75%, 06/01/23 (AGM)	1,000	1,137,030
State of Illinois GO
5.00%, 02/01/19	1,000	1,014,150
5.00%, 07/01/19	1,000	1,022,370
5.00%, 08/01/19	2,075	2,124,675
5.00%, 01/01/20 (AGM)	975	1,009,486
5.00%, 02/01/20	1,000	1,025,870
5.00%, 05/01/20	3,000	3,087,870
5.00%, 02/01/21	2,500	2,598,800
5.00%, 08/01/21	2,000	2,091,320
5.00%, 01/01/22 (Call 01/01/20)	1,500	1,536,930
5.00%, 02/01/22	2,000	2,102,080

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Illinois (continued)
5.00%, 08/01/22	$ 580	$ 612,451
5.00%, 02/01/23	4,250	4,497,265
5.00%, 02/01/24	2,500	2,659,175
5.00%, 08/01/24 (Call 08/01/22)	3,550	3,706,697
5.00%, 02/01/26	5,000	5,347,200
5.00%, 02/01/26 (Call 02/01/24)	2,000	2,103,380
5.00%, 02/01/28 (Call 02/01/27)	2,000	2,131,480
5.00%, 05/01/29 (Call 05/01/24)	1,900	1,982,764
5.00%, 05/01/31 (Call 05/01/24)	1,500	1,559,775
5.00%, 05/01/36 (Call 05/01/24)	1,000	1,031,930
5.00%, 02/01/39 (Call 02/01/24)	6,285	6,465,379
5.25%, 07/01/29 (Call 07/01/23)	2,000	2,107,160
5.50%, 07/01/27 (Call 07/01/23)	660	704,728
5.50%, 07/01/38 (Call 07/01/23)	1,000	1,053,220
Series A, 5.00%, 11/01/18	9,000	9,088,290
Series A, 5.00%, 12/01/19	10,000	10,301,400
Series A, 5.00%, 12/01/31 (Call 12/01/27)	2,000	2,116,160
Series A, 5.00%, 12/01/39 (Call 12/01/27)	2,000	2,092,280
Series C, 5.00%, 11/01/29 (Call 11/01/27)	6,000	6,379,260
Series D, 5.00%, 11/01/20	7,300	7,577,984
Series D, 5.00%, 11/01/21	9,700	10,166,570
Series D, 5.00%, 11/01/22	8,300	8,783,392
Series D, 5.00%, 11/01/23	8,300	8,828,378
Series D, 5.00%, 11/01/24	6,300	6,722,541
Series D, 5.00%, 11/01/25	9,800	10,487,470
Series D, 5.00%, 11/01/26	8,300	8,893,533
Series D, 5.00%, 11/01/27	8,280	8,869,950
Series D, 5.00%, 11/01/28 (Call 11/01/27)	6,000	6,403,320
State of Illinois RB
5.00%, 06/15/19	545	561,252
5.00%, 06/15/26 (Call 06/15/23)	1,500	1,642,035
Series B, 5.25%, 06/15/34 (PR 06/15/19)	2,000	2,071,580
		326,848,924
Indiana — 0.2%
Indiana Finance Authority RB
5.00%, 02/01/32 (Call 02/01/23)	1,000	1,119,060
5.00%, 10/01/41 (Call 10/01/26)	2,000	2,272,140
Series A, 4.00%, 10/01/42 (Call 10/01/22)	2,500	2,565,850
Series A, 5.00%, 02/01/20	1,000	1,052,870
Series A, 5.00%, 10/01/44 (Call 10/01/24)	2,000	2,259,540
Series A, 5.25%, 02/01/35 (Call 08/01/25)	1,000	1,161,400
Series B, 5.00%, 10/01/41 (Call 10/01/21)	1,000	1,078,920
Series C, 5.00%, 12/01/23	1,250	1,435,700
Series C, 5.00%, 02/01/29 (Call 02/01/28)	1,800	2,170,242
Indianapolis Local Public Improvement Bond Bank RB
Series A, 5.75%, 01/01/38 (Call 01/01/19)	4,400	4,495,084
Series A, 5.75%, 01/01/38 (PR 01/01/19)	1,070	1,095,359
		20,706,165
Iowa — 0.1%
Iowa Finance Authority RB
5.00%, 08/01/20	1,000	1,068,080
5.00%, 08/01/30 (Call 08/01/27)	2,000	2,401,520
5.00%, 08/01/31 (Call 08/01/27)	2,000	2,396,080
State of Iowa RB
Series A, 5.00%, 06/01/27 (Call 06/01/26)	1,000	1,181,670
Series A, 5.00%, 06/01/27 (PR 06/01/19)	500	516,005
		7,563,355
Security	Par(000)	Value
Kansas — 0.3%
Kansas Development Finance Authority RB, 5.00%, 03/01/21 (Call 03/01/20)	$ 1,060	$ 1,116,562
State of Kansas Department of Transportation RB
5.00%, 09/01/25	2,500	2,956,975
5.00%, 09/01/27 (Call 09/01/25)	3,000	3,528,630
5.00%, 09/01/29 (Call 09/01/25)	1,000	1,168,950
5.00%, 09/01/30 (Call 09/01/25)	1,500	1,748,010
5.00%, 09/01/33 (Call 09/01/25)	3,000	3,463,770
Series A, 5.00%, 09/01/21	1,200	1,315,584
Series A, 5.00%, 09/01/22	2,000	2,242,780
Series A, 5.00%, 09/01/27 (Call 09/01/24)	2,000	2,309,720
Series A, 5.00%, 09/01/29 (Call 09/01/24)	1,000	1,148,590
Series A, 5.50%, 03/01/19 (AGM)	2,255	2,319,177
		23,318,748
Kentucky — 0.1%
Kentucky Asset Liability Commission RB
First Series, 5.25%, 09/01/18 (NPFGC)	320	322,781
First Series A, 5.00%, 09/01/26 (Call 09/01/24)	1,000	1,139,890
Kentucky Public Transportation Infrastructure Authority RB, Series 2013A, 5.75%, 07/01/49 (Call 07/01/23)	1,000	1,096,940
Kentucky State Property & Building Commission RB
5.00%, 11/01/20 (PR 11/01/18)	1,600	1,621,888
5.38%, 11/01/23 (PR 11/01/18)	920	933,984
Series A, 5.00%, 08/01/19	1,000	1,034,740
Series B, 5.00%, 11/01/23 (SAP)	1,500	1,684,530
Louisville & Jefferson County Metropolitan Sewer District RB
Series A, 5.00%, 05/15/30 (Call 11/15/21)	500	545,355
Series A, 5.00%, 05/15/34 (Call 11/15/21)	1,000	1,083,440
		9,463,548
Louisiana — 0.5%
City of New Orleans LA Sewerage Service Revenue RB, 5.00%, 06/01/44 (Call 06/01/24)	1,000	1,096,860
City of New Orleans LA Water System Revenue RB, 5.00%, 12/01/44 (Call 12/01/24)	1,000	1,101,060
East Baton Rouge Sewerage Commission RB
Series A, 5.25%, 02/01/39 (PR 02/01/19)	1,000	1,023,720
Series B, 5.00%, 02/01/39 (Call 02/01/25)	2,000	2,242,280
Louisiana Local Government Environmental Facilities & Community Development Authority RB
Series 2014A, 5.00%, 02/01/44 (Call 02/01/24)	2,000	2,204,480
Series A, 4.00%, 02/01/48 (Call 02/01/23)	1,000	1,025,180
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/21 (AGM)	1,000	1,084,870
New Orleans Aviation Board RB, Series A, 5.00%, 01/01/48 (Call 01/01/27)	1,500	1,698,645
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series A, 4.50%, 05/01/39 (Call 05/01/25)	1,000	1,078,690
Series A, 5.00%, 05/01/41 (Call 05/01/25)	1,000	1,126,580
Series A-1, 4.00%, 05/01/35 (Call 05/01/22)	1,000	1,043,740
Series A-1, 5.00%, 05/01/24 (Call 05/01/22)	750	830,595
Series A-1, 5.00%, 05/01/24 (PR 05/01/22)	250	278,355
Series A-1, 5.00%, 05/01/25 (Call 05/01/22)	760	840,765
Series A-1, 5.00%, 05/01/25 (PR 05/01/22)	240	267,221
Series B, 5.00%, 05/01/34 (PR 05/01/20)	1,915	2,029,057
Series B, 5.00%, 05/01/36 (Call 05/01/24)	1,000	1,127,720
Series B, 5.00%, 05/01/45 (PR 05/01/20)	3,250	3,443,570
Series C, 5.00%, 05/01/40 (Call 11/01/27)	2,000	2,297,440

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Louisiana (continued)
State of Louisiana GO
Series A, 4.00%, 02/01/29 (Call 02/01/24)	$ 1,000	$ 1,050,590
Series A, 4.00%, 08/01/31 (Call 08/01/22)	1,000	1,044,770
Series A, 5.00%, 11/15/21 (Call 05/15/20)	2,000	2,117,560
Series A, 5.00%, 02/01/28 (Call 02/01/24)	1,000	1,128,300
Series B, 5.00%, 08/01/25	2,000	2,321,520
Series B, 5.00%, 08/01/27 (Call 08/01/26)	3,000	3,504,510
Series C, 5.00%, 07/15/21	1,000	1,088,210
Series C, 5.00%, 08/01/23	1,000	1,136,330
Series C, 5.00%, 07/15/24 (Call 07/15/22)	1,000	1,105,380
Series C, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,293,520
		42,631,518
Maryland — 2.4%
City of Baltimore MD RB
Series A, 5.00%, 07/01/43 (Call 01/01/24)	1,000	1,110,620
Series A, 5.00%, 07/01/46 (Call 01/01/27)	3,000	3,402,090
County of Montgomery MD GO
Series A, 5.00%, 11/01/18	2,000	2,027,780
Series A, 5.00%, 11/01/24	7,085	8,273,792
Series B, 5.00%, 11/01/21	2,250	2,475,967
Series B, 5.00%, 11/01/23	2,500	2,875,675
Series B, 5.00%, 11/01/25 (Call 11/01/24)	3,900	4,554,381
Series B, 5.00%, 11/01/26 (Call 11/01/24)	1,000	1,164,540
Series C, 5.00%, 10/01/25	2,000	2,365,000
County of Prince George's MD GOL, Series A, 5.00%, 07/15/31 (Call 07/15/28)	6,000	7,273,260
Maryland State Transportation Authority RB
5.00%, 07/01/35 (Call 07/02/18) (AGM)	10,000	10,025,100
5.00%, 07/01/38 (Call 07/02/18) (AGM)	2,000	2,005,040
State of Maryland Department of Transportation RB
4.00%, 09/01/21	3,600	3,835,332
4.00%, 11/01/25 (Call 11/01/24)	3,000	3,300,330
5.00%, 02/15/23	8,175	9,269,060
5.00%, 09/01/24	1,250	1,454,625
5.00%, 09/01/25	1,000	1,182,060
5.00%, 09/01/27	2,030	2,453,844
5.00%, 09/01/30 (Call 09/01/27)	1,000	1,198,730
State of Maryland GO
5.00%, 08/01/18	1,300	1,307,215
5.00%, 03/01/19	1,500	1,537,410
5.00%, 03/15/19	2,650	2,719,536
5.00%, 03/01/20	1,500	1,582,425
First Series B, 5.00%, 03/01/19	2,525	2,587,973
First Series B, 5.00%, 03/15/20	1,660	1,753,226
First Series B, 5.00%, 03/01/21 (Call 03/01/20)	1,250	1,318,025
First Series C, 4.00%, 08/15/21	9,270	9,873,848
Second Series B, 4.00%, 08/01/27 (Call 08/01/22)	3,390	3,618,588
Second Series B, 5.00%, 08/01/24 (PR 08/01/22)	1,000	1,117,410
Second Series E, 4.50%, 08/01/20	2,850	3,013,989
Series A, 3.13%, 03/15/33 (Call 03/15/28)	5,000	4,926,950
Series A, 4.00%, 08/01/27 (Call 08/01/23)	2,000	2,154,340
Series A, 4.00%, 08/01/29 (Call 08/01/23)	2,000	2,146,300
Series A, 5.00%, 03/01/21	3,000	3,250,560
Series A, 5.00%, 03/15/22	11,525	12,813,149
Series A, 5.00%, 03/01/24 (PR 03/01/21)	1,000	1,079,340
Series A, 5.00%, 08/01/24	2,700	3,139,857
Series A, 5.00%, 03/15/25	1,000	1,172,700
Series A, 5.00%, 03/15/27	1,200	1,445,652
Series A, 5.00%, 08/01/27	1,000	1,210,760
Series A, 5.00%, 08/01/28 (Call 08/01/27)	5,000	6,031,000
Security	Par(000)	Value
Maryland (continued)
Series A, 5.00%, 03/15/29 (Call 03/15/27)	$ 10,880	$ 13,012,045
Series B, 5.00%, 08/01/18	2,000	2,011,100
Series B, 5.00%, 03/15/19	1,500	1,539,360
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,000	1,037,550
Series B, 5.00%, 08/01/23 (PR 08/01/19)	5,720	5,934,786
Series B, 5.00%, 08/01/25	6,100	7,198,793
Series B, 5.00%, 08/01/26	5,245	6,262,635
Series C, 5.00%, 03/01/20 (PR 03/01/19)	1,120	1,147,765
Series C, 5.00%, 08/01/20	2,500	2,670,750
Series C, 5.00%, 08/01/21	5,300	5,804,613
Series C, 5.00%, 08/01/22	4,025	4,511,260
Series C, 5.00%, 08/01/23	3,200	3,663,136
Series C, 5.00%, 08/01/24	12,525	14,565,448
Series C, 5.25%, 08/01/20	3,585	3,848,748
Third Series C, 5.00%, 11/01/19	4,500	4,706,370
		217,961,838
Massachusetts — 5.4%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A, 5.00%, 06/15/25 (Call 06/15/24)	1,400	1,618,540
Series A, 5.00%, 06/15/27 (Call 06/15/24)	2,000	2,300,000
Commonwealth of Massachusetts GO
Series A, 5.00%, 04/01/26 (PR 04/01/21)	2,155	2,334,124
Series A, 5.00%, 09/01/28 (Call 09/01/18)	4,410	4,444,354
Series C, 5.50%, 12/01/22	6,200	7,122,002
Series C, 5.50%, 12/01/22 (AGM)	1,050	1,206,145
Series C, 5.50%, 12/01/23 (AMBAC)	910	1,068,140
Commonwealth of Massachusetts GOL
4.00%, 05/01/35 (Call 05/01/23)	2,000	2,075,780
4.00%, 05/01/38 (Call 05/01/23)	1,500	1,545,810
4.00%, 05/01/39 (Call 05/01/23)	2,000	2,057,420
4.00%, 05/01/40 (Call 05/01/23)	1,460	1,500,588
5.00%, 05/01/30 (Call 05/01/23)	5,000	5,571,450
5.00%, 01/01/39 (Call 01/01/28)	5,035	5,867,588
5.00%, 01/01/43 (Call 01/01/28)	2,000	2,321,680
5.00%, 11/01/44 (Call 11/01/27)	1,500	1,740,285
Series A, 4.00%, 04/01/42 (Call 04/01/21)	10,335	10,522,684
Series A, 4.50%, 12/01/43 (Call 12/01/21)	2,500	2,652,400
Series A, 5.00%, 04/01/19	3,800	3,905,070
Series A, 5.00%, 03/01/23	4,900	5,547,437
Series A, 5.00%, 07/01/23	2,525	2,877,010
Series A, 5.00%, 07/01/25	1,000	1,175,350
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,249,360
Series A, 5.00%, 07/01/28 (Call 07/01/26)	10,000	11,809,600
Series A, 5.00%, 03/01/34 (PR 03/01/19)	460	471,403
Series A, 5.00%, 07/01/36 (Call 07/01/25)	2,500	2,866,275
Series A, 5.00%, 03/01/39 (PR 03/01/19)	1,975	2,023,960
Series A, 5.00%, 03/01/46 (Call 03/01/24)	1,305	1,448,198
Series A, 5.00%, 04/01/47 (Call 04/01/27)	5,265	6,049,485
Series A, 5.25%, 08/01/21	3,000	3,304,650
Series A, 5.50%, 08/01/30 (AMBAC)	6,400	8,169,216
Series B, 5.00%, 08/01/21	3,800	4,156,896
Series B, 5.00%, 06/01/25 (PR 06/01/20)	1,800	1,911,834
Series B, 5.00%, 08/01/25 (PR 08/01/20)	1,200	1,279,848
Series B, 5.00%, 07/01/27	1,000	1,203,640
Series B, 5.00%, 04/01/47 (Call 04/01/27)	5,000	5,745,000
Series B, 5.25%, 08/01/20	745	798,990
Series B, 5.25%, 08/01/21	425	468,159
Series B, 5.25%, 08/01/21 (AGM)	1,585	1,745,957
Series B, 5.25%, 09/01/21	1,960	2,163,468

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Massachusetts (continued)
Series B, 5.25%, 08/01/22	$ 1,100	$ 1,241,933
Series B, 5.25%, 09/01/22	600	678,642
Series B, 5.25%, 08/01/23	1,075	1,239,701
Series B, 5.25%, 09/01/23 (AGM)	215	248,441
Series B, 5.25%, 09/01/24 (AGM)	1,820	2,138,536
Series C, 4.00%, 10/01/27 (Call 10/01/20)	2,425	2,532,912
Series C, 5.00%, 08/01/19	2,220	2,304,671
Series C, 5.00%, 04/01/20	9,085	9,612,838
Series C, 5.00%, 08/01/22	2,500	2,797,775
Series C, 5.00%, 07/01/23 (Call 07/01/22)	3,000	3,350,490
Series C, 5.00%, 10/01/24	6,900	8,021,457
Series C, 5.00%, 08/01/25	1,350	1,589,274
Series C, 5.00%, 10/01/25	5,000	5,897,750
Series D, 4.00%, 02/01/41 (Call 02/01/27)	3,000	3,129,330
Series D, 4.00%, 02/01/45 (Call 02/01/27)	2,000	2,072,560
Series D, 5.00%, 10/01/24 (PR 10/01/21)	1,000	1,096,690
Series D, 5.00%, 07/01/25	2,500	2,938,375
Series D, 5.00%, 07/01/26	4,000	4,752,760
Series D, 5.00%, 07/01/27	4,900	5,897,836
Series D, 5.00%, 08/01/33 (PR 08/01/21)	7,645	8,348,264
Series D, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,749,600
Series D, 5.50%, 10/01/18	400	405,196
Series D, 5.50%, 10/01/19 (AMBAC)	4,260	4,472,233
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,600	1,570,864
Series E, 4.00%, 04/01/46 (Call 04/01/25)	9,915	10,231,487
Series E, 4.50%, 08/01/43 (Call 08/01/21)	2,075	2,189,851
Series E, 5.00%, 11/01/23	1,600	1,834,256
Series E, 5.00%, 11/01/25 (AMBAC)	2,115	2,497,159
Series E, 5.00%, 09/01/28 (PR 09/01/22)	4,400	4,922,720
Series E, 5.00%, 08/01/35 (Call 08/01/21)	1,650	1,788,072
Series E, 5.00%, 08/01/39 (Call 08/01/21)	2,500	2,706,000
Series E, 5.00%, 08/01/40 (Call 08/01/21)	2,165	2,342,725
Series F, 5.00%, 11/01/42 (Call 11/01/27)	2,500	2,904,925
Series H, 5.00%, 12/01/24	1,150	1,340,014
Series J, 5.00%, 12/01/37 (Call 12/01/26)	8,845	10,234,196
Commonwealth of Massachusetts RB
5.50%, 01/01/30 (NPFGC-FGIC)	1,110	1,384,581
5.50%, 01/01/34 (NPFGC-FGIC)	1,500	1,933,620
Series A, 5.50%, 06/01/21	4,545	5,024,225
Commonwealth of Massachusetts Transportation Fund Revenue RB
Series A, 4.00%, 06/01/45 (Call 06/01/25)	2,500	2,586,350
Series A, 5.00%, 06/01/25 (PR 06/01/21)	1,050	1,143,902
Series A, 5.00%, 06/01/41 (Call 06/01/26)	4,850	5,575,608
Series A, 5.00%, 06/01/42 (Call 06/01/27)	5,600	6,500,872
Series A, 5.00%, 06/01/44 (Call 06/01/24)	3,000	3,347,700
Series A, 5.00%, 06/01/47 (Call 06/01/27)	3,850	4,449,599
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	7,000	7,458,570
Series A, 5.00%, 07/01/28	130	158,010
Series A, 5.00%, 07/01/31	2,870	3,564,396
Series A, 5.25%, 07/01/21	765	840,942
Series A, 5.25%, 07/01/28	1,450	1,794,433
Series A, 5.25%, 07/01/30	3,635	4,571,812
Series A, 5.25%, 07/01/34 (PR 07/01/18)	14,850	14,892,264
Series B, 5.25%, 07/01/19	1,395	1,447,661
Series B, 5.25%, 07/01/21	2,120	2,330,452
Series C, 5.00%, 07/01/31 (PR 07/01/18)	1,000	1,002,660
Series C, 5.00%, 07/01/34 (PR 07/01/18)	2,450	2,456,517
Security	Par(000)	Value
Massachusetts (continued)
Series C, 5.25%, 07/01/21	$ 2,020	$ 2,220,525
Series C, 5.50%, 07/01/18	2,180	2,186,584
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18	1,000	1,005,650
5.00%, 08/01/20	1,800	1,922,544
5.00%, 08/01/24	1,000	1,166,050
5.00%, 08/01/26	2,000	2,389,680
5.25%, 08/01/20	1,000	1,073,350
5.25%, 08/01/21	500	551,585
Series A, 5.25%, 08/01/19	1,000	1,041,700
Massachusetts Department of Transportation RB
Series A, 0.00%, 01/01/28 (NPFGC)(a)	1,000	751,220
Series A, 5.00%, 01/01/20 (ETM)	95	97,886
Massachusetts Development Finance Agency RB
5.00%, 01/01/41 (Call 01/01/25)	1,000	1,076,440
Series A, 4.00%, 07/15/36 (Call 07/15/26)	4,000	4,295,040
Series A, 5.00%, 07/15/22	1,000	1,121,250
Series A, 5.00%, 07/15/28 (Call 07/15/26)	2,000	2,391,040
Series A, 5.00%, 07/15/33 (Call 07/15/26)	3,000	3,533,160
Series A, 5.00%, 07/15/36	1,490	1,896,830
Series A, 5.00%, 07/15/40	4,000	5,217,360
Series A, 5.00%, 01/01/47 (Call 01/01/27)	1,500	1,638,660
Series BB1, 5.00%, 10/01/46 (Call 10/01/26)	1,750	1,997,765
Series P, 5.00%, 07/01/43 (Call 07/01/23)	4,125	4,603,170
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/23 (Call 08/15/22)	1,500	1,677,690
Series A, 5.00%, 08/15/26 (Call 08/15/22)	1,075	1,196,840
Series A, 5.00%, 08/15/30 (Call 08/15/22)	3,135	3,466,432
Series A, 5.00%, 05/15/43 (Call 05/15/23)	7,810	8,644,186
Series B, 4.00%, 01/15/45 (Call 01/15/25)	2,000	2,070,480
Series B, 5.00%, 10/15/19	1,000	1,044,980
Series B, 5.00%, 10/15/21	1,035	1,137,983
Series B, 5.00%, 08/15/28 (Call 08/15/22)	1,000	1,109,940
Series B, 5.00%, 08/15/29 (Call 08/15/22)	8,930	9,892,922
Series B, 5.00%, 08/15/30 (Call 08/15/22)	9,305	10,288,725
Series B, 5.00%, 10/15/35 (Call 10/15/21)	1,000	1,081,830
Series B, 5.00%, 10/15/41 (Call 10/15/21)	2,750	2,963,950
Series B, 5.00%, 11/15/46 (Call 11/15/26)	14,025	16,149,367
Series C, 4.00%, 08/15/36 (Call 08/15/25)	1,000	1,047,090
Series C, 5.00%, 08/15/27 (Call 08/15/25)	2,000	2,337,440
Series C, 5.00%, 08/15/37 (Call 08/15/25)	3,000	3,423,180
Massachusetts State College Building Authority RB, Series B, 5.00%, 05/01/43 (Call 05/01/22) (ST)	4,800	5,217,936
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB
5.00%, 01/01/29	3,985	4,872,499
Series B, 5.00%, 01/01/27 (Call 01/01/20)	2,175	2,274,245
Series B, 5.00%, 01/01/37 (Call 01/01/20)	1,000	1,041,040
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/23	1,500	1,717,890
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,475	3,702,439
Series B, 5.00%, 08/01/36 (PR 08/01/21)	1,000	1,090,390
Series B, 5.00%, 08/01/39 (PR 08/01/19)	2,445	2,535,392
Series B, 5.25%, 08/01/23 (AGM)	1,000	1,157,450
Series B, 5.25%, 08/01/25 (AGM)	2,500	2,993,250
Series B, 5.25%, 08/01/26 (AGM)	1,100	1,334,619
Series B, 5.25%, 08/01/28 (AGM)	1,000	1,243,290
Series B, 5.25%, 08/01/30 (AGM)	2,000	2,527,880
Series B, 5.25%, 08/01/31 (AGM)	800	1,019,528
Series B-1, 5.00%, 08/01/21 (Call 08/01/19)	410	425,203

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Massachusetts (continued)
Series B-1, 5.00%, 08/01/21 (PR 08/01/19)	$ 90	$ 93,327
Series C, 5.00%, 08/01/32 (Call 08/01/26)	6,485	7,580,706
Series C, 5.00%, 08/01/34 (Call 08/01/26)	5,000	5,805,050
Series C, 5.25%, 08/01/42 (Call 08/01/21)	1,000	1,091,900
Series J, 5.50%, 08/01/20 (AGM)	1,000	1,078,400
Series J, 5.50%, 08/01/21 (AGM)	4,155	4,611,302
Metropolitan Boston Transit Parking Corp. RB, 5.25%, 07/01/33 (Call 07/01/21)	2,000	2,176,020
University of Massachusetts Building Authority RB
Series 1, 4.00%, 11/01/44 (Call 11/01/27)	2,145	2,228,548
Series 1, 4.00%, 11/01/45 (Call 11/01/25)	2,500	2,585,850
Series 1, 5.00%, 11/01/40 (Call 11/01/25)	2,500	2,858,425
Series 1, 5.00%, 11/01/44 (Call 11/01/24)	2,695	3,047,290
		497,883,896
Michigan — 0.7%
Detroit City School District GO, Series A, 5.25%, 05/01/30 (AGM)	2,500	2,990,400
Great Lakes Water Authority Sewage Disposal System Revenue RB, 5.00%, 07/01/34 (Call 07/01/26)	2,000	2,272,640
Great Lakes Water Authority Water Supply System Revenue RB, Series A, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,356,610
Michigan Finance Authority RB
5.00%, 07/01/20 (Call 07/01/19)	6,050	6,264,352
5.00%, 07/01/21 (Call 07/01/18)	4,500	4,511,970
Series A, 5.00%, 01/01/19	2,625	2,676,161
Series C-3, 5.00%, 07/01/24 (AGM)	1,000	1,142,500
Series C-3, 5.00%, 07/01/32 (Call 07/01/24) (AGM)	1,000	1,120,910
Series D1, 5.00%, 07/01/22 (AGM)	1,000	1,104,850
Series D2, 5.00%, 07/01/26 (Call 07/01/24) (AGM)	1,000	1,131,640
Michigan State Building Authority RB
Series I, 5.00%, 04/15/20	6,020	6,361,153
Series I, 5.00%, 04/15/28 (Call 10/15/25)	3,000	3,466,560
Series I, 5.00%, 10/15/29 (Call 10/15/23)	1,000	1,130,100
Series I, 5.00%, 10/15/30 (Call 10/15/26)	3,000	3,476,880
Series I, 5.00%, 04/15/38 (Call 10/15/25)	3,000	3,383,130
Series I, 5.00%, 04/15/41 (Call 10/15/26)	1,000	1,132,700
Series I, 5.00%, 10/15/51 (Call 10/15/26)	2,500	2,800,575
Series II, 5.38%, 10/15/41 (Call 10/15/21)	2,000	2,199,280
State of Michigan GO
Series A, 5.00%, 05/01/19 (Call 07/02/18)	230	232,999
Series A, 5.00%, 11/01/20 (PR 11/01/18)	760	770,397
Series A, 5.25%, 11/01/22 (PR 11/01/18)	200	202,938
State of Michigan RB
5.00%, 03/15/23	1,000	1,127,330
5.00%, 03/15/24	4,000	4,572,000
5.00%, 03/15/26	2,500	2,925,850
5.00%, 03/15/27	300	355,152
State of Michigan Trunk Line Revenue RB, 5.00%, 11/01/20 (Call 11/01/19)	2,820	2,947,718
University of Michigan RB
Series A, 5.00%, 04/01/23	1,500	1,705,950
Series A, 5.00%, 04/01/42 (Call 04/01/27)	2,500	2,920,925
		68,283,670
Minnesota — 0.6%
Minneapolis-St Paul Metropolitan Airports Commission RB
Series A, 5.00%, 01/01/26	1,215	1,431,671
Series C, 5.00%, 01/01/41 (Call 01/01/27)	1,500	1,731,435
Series C, 5.00%, 01/01/46 (Call 01/01/27)	4,000	4,600,840
Security	Par(000)	Value
Minnesota (continued)
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	$ 1,000	$ 1,055,480
Series B, 5.00%, 03/01/19	510	522,719
State of Minnesota GO
Series A, 5.00%, 08/01/18	700	704,179
Series A, 5.00%, 08/01/19	5,320	5,524,129
Series A, 5.00%, 08/01/25 (PR 08/01/20)	1,600	1,706,464
Series B, 5.00%, 08/01/18	6,700	6,739,999
Series D, 5.00%, 08/01/20	4,890	5,220,759
Series D, 5.00%, 08/01/20 (ETM)	20	21,287
Series D, 5.00%, 08/01/21	5,650	6,182,513
Series D, 5.00%, 08/01/22 (Call 08/01/20)	1,625	1,733,485
Series D, 5.00%, 08/01/22 (PR 08/01/20)	25	26,609
Series D, 5.00%, 08/01/23	3,150	3,602,592
Series D, 5.00%, 08/01/25	2,000	2,360,260
Series D, 5.00%, 10/01/26	3,000	3,590,340
Series F, 4.00%, 10/01/24 (Call 10/01/23)	3,250	3,549,195
Series H, 5.00%, 11/01/19	500	522,930
State of Minnesota RB
Series B, 5.00%, 03/01/19	500	512,395
Series B, 5.00%, 03/01/29 (Call 03/01/22)	1,000	1,102,660
Western Minnesota Municipal Power Agency RB, Series A, 5.00%, 01/01/46 (Call 01/01/24)	2,000	2,239,860
		54,681,801
Mississippi — 0.2%
State of Mississippi GO
Series A, 4.00%, 10/01/36 (Call 10/01/27)	1,000	1,054,940
Series A, 5.00%, 10/01/27	1,520	1,824,486
Series A, 5.00%, 10/01/31 (PR 10/01/21)	1,000	1,098,380
Series A, 5.00%, 10/01/32 (Call 10/01/27)	3,350	3,960,102
Series A, 5.00%, 10/01/34 (Call 10/01/27)	4,000	4,692,560
Series A, 5.00%, 10/01/36 (PR 10/01/21)	1,000	1,098,380
Series C, 5.00%, 10/01/19	1,715	1,788,111
Series C, 5.00%, 10/01/24	1,000	1,159,970
Series C, 5.00%, 10/01/27 (Call 10/01/25)	3,420	3,976,502
		20,653,431
Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District RB, Series A, 5.00%, 10/01/33 (Call 10/01/22)	2,000	2,218,420
City of Kansas City MO Sanitary Sewer System Revenue RB, Series A, 4.00%, 01/01/42 (Call 01/01/28)	1,000	1,053,690
City of Springfield MO Public Utility Revenue RB, 4.00%, 08/01/31 (Call 08/01/25)	2,000	2,149,260
Metropolitan St. Louis Sewer District RB
Series A, 5.00%, 05/01/42 (Call 05/01/22)	5,000	5,474,300
Series A, 5.00%, 05/01/47 (Call 05/01/27)	1,000	1,161,240
Missouri Highway & Transportation Commission RB
Series 2014A, 5.00%, 05/01/25 (Call 05/01/24)	4,000	4,634,080
Series A, 5.00%, 05/01/21	2,000	2,176,360
Series A, 5.00%, 05/01/23	5,795	6,606,706
Series B, 5.00%, 05/01/19	2,000	2,060,120
Series B, 5.00%, 05/01/21	2,000	2,172,220
University of Missouri RB, Series A, 5.00%, 11/01/19	3,855	4,031,250
		33,737,646
Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/37 (Call 09/01/22)	1,000	1,104,650

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Nebraska (continued)
Nebraska Public Power District RB, Series A-2, 5.00%, 01/01/40 (Call 01/01/22)	$ 1,000	$ 1,075,740
Omaha Public Power District Nebraska City Station Unit 2 RB, Series A, 5.00%, 02/01/49 (Call 02/01/26)	2,000	2,229,780
Omaha Public Power District RB
Series A, 5.00%, 02/01/37 (PR 02/01/22)	2,000	2,210,600
Series AA, 4.00%, 02/01/34 (Call 02/01/24)	2,500	2,625,150
Series B, 5.00%, 02/01/21	1,000	1,079,700
Series B, 5.00%, 02/01/31 (Call 08/01/24)	1,000	1,144,910
Series B, 5.00%, 02/01/42 (PR 02/01/21)	1,000	1,079,700
		12,550,230
Nevada — 0.9%
Clark County School District GOL
Series 2015D, 5.00%, 06/15/28 (Call 12/15/25)	1,000	1,147,700
Series A, 5.00%, 06/15/19	4,700	4,851,857
Series A, 5.00%, 06/15/22	3,500	3,864,595
Series A, 5.00%, 06/15/22 (PR 06/15/18)	1,500	1,501,650
Series A, 5.00%, 06/15/23	1,000	1,122,510
Series A, 5.00%, 06/15/25	1,000	1,149,830
Series A, 5.00%, 06/15/27 (PR 06/15/18)	10,500	10,511,550
Series C, 5.00%, 06/15/26 (Call 12/15/25)	4,705	5,437,898
Series C, 5.00%, 06/15/27 (Call 12/15/25)	2,600	2,993,536
Clark County Water Reclamation District GOL, Series A, 5.25%, 07/01/38 (PR 07/01/19)	6,050	6,274,455
County of Clark Department of Aviation RB
5.00%, 07/01/30 (Call 01/01/20)	1,000	1,044,520
Series A-2, 5.00%, 07/01/40 (Call 07/01/27)	5,190	5,955,888
Series B, 5.00%, 07/01/18	8,760	8,783,477
Series B, 5.13%, 07/01/36 (Call 01/01/20)	4,480	4,690,246
Series C, 5.00%, 07/01/23 (Call 07/01/19) (AGM)	500	517,225
Series C, 5.00%, 07/01/25 (Call 07/01/19) (AGM)	2,500	2,585,575
County of Clark NV GOL
5.00%, 06/01/33 (PR 06/01/18)	1,000	1,000,000
Series B, 5.00%, 11/01/27 (Call 11/01/26)	2,000	2,367,020
Las Vegas Valley Water District GOL
4.00%, 06/01/39 (Call 12/01/24)	2,000	2,082,400
Series B, 5.00%, 06/01/42 (Call 06/01/22)	1,000	1,089,640
Series C, 5.00%, 06/01/38 (Call 06/01/21)	2,000	2,151,040
State of Nevada GOL
5.00%, 06/01/27 (PR 06/01/18)	3,000	3,000,000
Series D, 5.00%, 04/01/25	2,000	2,333,720
Series D1, 5.00%, 03/01/22	1,000	1,106,840
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/28 (Call 06/01/26)	5,000	5,868,750
		83,431,922
New Jersey — 4.9%
Essex County Improvement Authority RB
5.25%, 12/15/20 (AMBAC)	995	1,076,709
5.25%, 12/15/20 (ETM) (AMBAC)	5	5,415
Garden State Preservation Trust RB
Series A, 5.75%, 11/01/28 (AGM)	1,500	1,780,935
Series C, 5.13%, 11/01/18 (AGM)	1,000	1,014,350
Series C, 5.25%, 11/01/20 (AGM)	700	750,995
New Jersey Building Authority RB
Series A, 5.00%, 06/15/18	910	910,837
Series A, 5.00%, 06/15/18 (ETM)	90	90,095
New Jersey Economic Development Authority RB
5.00%, 06/15/19	1,055	1,084,055
5.00%, 06/15/22 (AGM)	1,500	1,636,305
Security	Par(000)	Value
New Jersey (continued)
5.00%, 06/15/23 (Call 06/15/22)	$ 1,000	$ 1,080,520
5.00%, 06/15/25 (Call 06/15/22)	1,000	1,073,030
5.00%, 03/01/26 (Call 03/01/22)	1,000	1,061,500
5.00%, 03/01/26 (Call 03/01/23)	4,455	4,748,406
5.00%, 06/15/26 (Call 06/15/22)	500	534,750
5.00%, 06/15/26 (Call 06/15/25) (SAP)	5,000	5,463,800
5.00%, 06/15/28 (Call 06/15/22)	1,050	1,118,880
5.25%, 06/15/31 (Call 06/15/25) (SAP)	2,500	2,741,175
5.25%, 06/15/40 (Call 06/15/25) (SAP)	1,000	1,079,110
Series A, 4.00%, 07/01/22	1,000	1,036,130
Series A, 4.00%, 11/01/27 (SAP)	480	490,190
Series A, 4.00%, 07/01/34 (Call 07/01/27)	3,540	3,531,575
Series A, 5.00%, 06/15/42 (Call 12/15/27)	1,500	1,609,275
Series AA, 5.50%, 12/15/29 (Call 06/15/19)	85	87,639
Series AA, 5.50%, 12/15/29 (PR 06/15/19)	165	171,326
Series AAA, 5.00%, 06/15/36 (Call 12/15/26)	1,000	1,071,660
Series AAA, 5.00%, 06/15/41 (Call 12/15/26)	1,515	1,616,793
Series B, 5.00%, 11/01/19 (SAP)	1,500	1,556,625
Series B, 5.00%, 11/01/20 (SAP)	4,000	4,213,040
Series B, 5.00%, 11/01/23 (SAP)	2,110	2,314,754
Series B, 5.00%, 11/01/26 (SAP)	2,000	2,212,220
Series BBB, 5.00%, 06/15/23	1,000	1,092,730
Series BBB, 5.50%, 06/15/30 (Call 12/15/26)	3,000	3,429,660
Series DDD, 5.00%, 06/15/42 (Call 06/15/27)	4,500	4,813,560
Series EE, 5.25%, 09/01/24 (Call 03/01/21)	1,375	1,458,009
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,850	1,954,599
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	250	263,595
Series GG, 5.25%, 09/01/25 (Call 03/01/21) (SAP)	1,825	1,931,233
Series GG, 5.25%, 09/01/27 (Call 03/01/21) (SAP)	585	615,110
Series II, 5.00%, 03/01/23 (Call 03/01/22)	2,000	2,141,960
Series II, 5.00%, 03/01/25 (Call 03/01/22)	2,555	2,716,757
Series K, 5.50%, 12/15/19 (AMBAC)	3,345	3,506,597
Series N-1, 5.50%, 09/01/24 (AMBAC)	1,325	1,508,976
Series N-1, 5.50%, 09/01/26 (AMBAC)	1,000	1,159,910
Series NN, 5.00%, 03/01/19 (ETM) (SAP)	3,000	3,072,120
Series NN, 5.00%, 03/01/21 (SAP)	2,000	2,114,720
Series NN, 5.00%, 03/01/22	4,000	4,292,720
Series NN, 5.00%, 03/01/23	3,955	4,305,650
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	4,575	4,949,052
Series NN, 5.00%, 03/01/25 (Call 03/01/23)	3,590	3,857,311
Series NN, 5.00%, 03/01/30 (Call 03/01/23)	3,055	3,228,829
Series PP, 5.00%, 06/15/19	1,925	1,979,420
Series PP, 5.00%, 06/15/26 (Call 06/15/24)	3,000	3,251,190
Series PP, 5.00%, 06/15/27 (Call 06/15/24)	3,000	3,224,130
Series PP, 5.00%, 06/15/31 (Call 06/15/24)	2,500	2,663,075
Series UU, 5.00%, 06/15/40 (Call 06/15/24)	2,060	2,170,519
Series XX, 4.00%, 06/15/24 (SAP)	2,905	3,013,734
Series XX, 5.00%, 06/15/21	2,260	2,402,131
Series XX, 5.00%, 06/15/22	2,000	2,156,300
Series Y, 5.00%, 09/01/33 (PR 09/01/18)	820	826,650
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/26 (Call 07/01/24)	1,650	1,911,344
Series B, 5.00%, 09/01/21 (SAP)	2,000	2,137,920
Series B, 5.00%, 07/01/29 (Call 07/01/27)	5,000	6,036,250
New Jersey Institute of Technology/NJ RB, Series A, 5.00%, 07/01/45 (Call 07/01/25)	2,500	2,791,225
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/31 (Call 07/01/24)	6,500	7,336,225
Series A, 5.00%, 01/01/32 (PR 01/01/22)	1,000	1,104,820
Series A, 5.00%, 01/01/35 (PR 01/01/22)	2,000	2,209,640

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New Jersey (continued)
Series A, 5.00%, 01/01/38 (PR 07/01/22)	$ 6,000	$ 6,705,960
Series B, 5.00%, 01/01/19	5,180	5,278,524
Series B, 5.00%, 01/01/21	1,000	1,074,390
Series B, 5.00%, 01/01/25 (Call 01/01/23)	6,000	6,694,020
Series B, 5.00%, 01/01/27 (Call 01/01/23)	2,000	2,222,160
Series B, 5.00%, 01/01/28 (Call 01/01/23)	2,500	2,773,125
Series B, 5.00%, 01/01/29 (Call 01/01/23)	1,400	1,549,758
Series E, 5.25%, 01/01/40 (PR 01/01/19)	2,500	2,552,125
Series I, 5.00%, 01/01/35 (PR 01/01/20)	1,760	1,847,331
New Jersey Transit Corp. RB, Series A, 5.00%, 09/15/18	1,500	1,513,110
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19	3,860	4,032,040
5.25%, 12/15/21 (NPFGC)	695	756,250
Series A, 0.00%, 12/15/25(a)	2,085	1,531,412
Series A, 0.00%, 12/15/28 (a)	4,140	2,639,581
Series A, 0.00%, 12/15/29(a)	3,290	1,998,576
Series A, 0.00%, 12/15/30(a)	3,000	1,738,890
Series A, 0.00%, 12/15/31(a)	5,025	2,773,850
Series A, 0.00%, 12/15/32(a)	400	210,720
Series A, 0.00%, 12/15/33(a)	930	465,233
Series A, 0.00%, 12/15/34(a)	1,055	500,682
Series A, 0.00%, 12/15/35(a)	11,710	5,267,041
Series A, 0.00%, 12/15/36(a)	3,750	1,597,013
Series A, 0.00%, 12/15/37 (a)	7,700	3,119,655
Series A, 0.00%, 12/15/38 (a)	4,145	1,596,985
Series A, 0.00%, 12/15/39(a)	8,700	3,186,375
Series A, 0.00%, 12/15/40(a)	2,500	871,975
Series A, 4.75%, 12/15/37 (Call 06/26/18) (AMBAC)	525	525,620
Series A, 5.00%, 06/15/18	1,000	1,000,920
Series A, 5.00%, 12/15/34 (Call 06/26/18) (AMBAC)	1,900	1,903,876
Series A, 5.00%, 06/15/42 (Call 06/15/22)	5,000	5,190,000
Series A, 5.25%, 12/15/20	3,080	3,273,178
Series A, 5.25%, 12/15/21	860	930,959
Series A, 5.25%, 12/15/21 (ETM) (NPFGC)	5	5,560
Series A, 5.25%, 12/15/22	700	766,871
Series A, 5.50%, 12/15/21	2,910	3,174,403
Series A, 5.50%, 12/15/22	8,075	8,931,354
Series A, 5.50%, 12/15/23	4,695	5,276,288
Series A, 5.50%, 06/15/41 (Call 06/15/21) (SAP)	400	418,936
Series A, 5.75%, 06/15/25 (NPFGC)	2,500	2,932,850
Series A, 5.88%, 12/15/38 (Call 12/15/18)	11,280	11,493,192
Series A-1, 5.00%, 06/15/19	2,350	2,416,435
Series A-1, 5.00%, 06/15/20	1,700	1,779,492
Series A-1, 5.00%, 06/15/21	1,950	2,075,561
Series A-1, 5.00%, 06/15/24	1,000	1,100,300
Series A-1, 5.00%, 06/15/28 (Call 06/15/26)	3,750	4,138,012
Series A-1, 5.00%, 06/15/29 (Call 06/15/26)	1,870	2,056,626
Series A-1, 5.00%, 06/15/30 (Call 06/15/26)	1,000	1,097,600
Series A-2, 5.00%, 06/15/21 (Call 06/26/18)	2,600	2,605,902
Series A-2, 5.00%, 06/15/22 (Call 06/26/18)	3,000	3,006,810
Series A-2, 5.00%, 06/15/23 (Call 06/26/18)	3,000	3,006,870
Series A-2, 5.00%, 06/15/24 (Call 06/26/18)	1,750	1,754,025
Series A-2, 5.00%, 06/15/29 (Call 06/26/18)	4,000	4,009,200
Series A-2, 5.00%, 06/15/30 (Call 06/26/18)	2,000	2,004,620
Series A-2, 5.00%, 06/15/31 (Call 06/26/18)	3,000	3,006,960
Series AA, 4.00%, 06/15/27 (Call 06/15/22) (SAP)	1,500	1,518,930
Series AA, 5.00%, 06/15/20	85	88,957
Series AA, 5.00%, 06/15/22	2,275	2,452,791
Series AA, 5.00%, 06/15/23 (Call 06/15/22) (SAP)	5,850	6,300,216
Series AA, 5.00%, 06/15/25 (Call 06/15/24)	1,000	1,089,410
Security	Par(000)	Value
New Jersey (continued)
Series AA, 5.00%, 06/15/28 (Call 06/15/22) (SAP)	$ 1,225	$ 1,303,927
Series AA, 5.00%, 06/15/32 (Call 06/15/22) (SAP)	1,420	1,495,587
Series AA, 5.00%, 06/15/38 (Call 06/15/24)	3,000	3,165,870
Series AA, 5.00%, 06/15/44 (Call 06/15/23)	3,250	3,398,232
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	350	367,437
Series AA, 5.00%, 06/15/45 (Call 06/15/25)	2,500	2,636,200
Series AA, 5.25%, 06/15/41 (Call 06/15/25)	1,000	1,075,300
Series B, 5.00%, 06/15/20	1,075	1,125,041
Series B, 5.00%, 06/15/42 (Call 06/15/21)	8,975	9,249,366
Series B, 5.25%, 06/15/22 (Call 06/15/21)	560	599,088
Series B, 5.25%, 12/15/22 (AMBAC)	1,900	2,102,730
Series B, 5.25%, 06/15/26 (Call 06/15/21)	1,665	1,772,742
Series B, 5.25%, 06/15/36 (Call 06/15/21)	2,000	2,088,080
Series B, 5.50%, 12/15/20 (NPFGC-FGIC)	3,000	3,215,520
Series B, 5.50%, 12/15/21 (NPFGC)	500	548,255
Series B, 5.50%, 06/15/31 (Call 06/15/21)	1,910	2,028,516
Series C, 0.00%, 12/15/24 (AMBAC)(a)	1,665	1,292,972
Series C, 0.00%, 12/15/28 (AMBAC)(a)	3,130	2,010,086
Series C, 0.00%, 12/15/30 (NPFGC)(a)	3,500	2,068,920
Series C, 0.00%, 12/15/31 (NPFGC-FGIC)(a)	2,000	1,127,660
Series C, 0.00%, 12/15/32 (AGM)(a)	5,000	2,812,150
Series C, 0.00%, 12/15/35 (AMBAC)(a)	3,990	1,819,400
Series D, 5.00%, 12/15/23	2,330	2,559,598
Series D, 5.00%, 12/15/24	2,145	2,362,932
Series D, 5.00%, 06/15/32 (Call 12/15/24)	8,500	9,100,100
Series D, 5.25%, 12/15/23	3,735	4,150,257
New Jersey Turnpike Authority RB
Series A, 4.00%, 01/01/35 (Call 07/01/24)	3,145	3,289,922
Series A, 5.00%, 01/01/28 (Call 07/01/24)	5,010	5,684,596
Series A, 5.00%, 01/01/29 (Call 01/01/27)	2,000	2,339,960
Series A, 5.00%, 01/01/33 (Call 01/01/27)	2,000	2,308,580
Series A, 5.00%, 01/01/34 (Call 01/01/26)	2,000	2,273,560
Series A, 5.00%, 01/01/43 (Call 07/01/22)	5,575	6,066,548
Series A, 5.00%, 01/01/43 (PR 07/01/22)	9,395	10,500,416
Series B, 5.00%, 01/01/20	1,745	1,827,678
Series B, 5.00%, 01/01/23	1,500	1,684,605
Series B, 5.00%, 01/01/28	1,750	2,085,948
Series B, 5.00%, 01/01/29 (Call 01/01/28)	1,290	1,530,469
Series B, 5.00%, 01/01/31 (Call 01/01/28)	4,500	5,301,540
Series E, 5.00%, 01/01/32 (Call 01/01/28)	2,500	2,931,575
Series E, 5.00%, 01/01/34 (Call 01/01/25)	2,000	2,252,280
Series E, 5.00%, 01/01/45 (Call 01/01/25)	12,045	13,404,158
Series G, 4.00%, 01/01/33 (Call 01/01/28)	2,000	2,131,020
Series G, 4.00%, 01/01/34 (Call 01/01/28)	4,500	4,771,890
Series G, 5.00%, 01/01/35 (Call 01/01/28)	1,000	1,159,940
Series G, 5.00%, 01/01/36 (Call 01/01/28)	1,000	1,156,350
Series H, 5.00%, 01/01/36 (PR 01/01/19)	1,500	1,529,145
Series I, 5.00%, 01/01/31 (PR 01/01/20)	1,970	2,067,751
State of New Jersey GO
5.00%, 06/01/27 (Call 06/01/25)	2,000	2,255,980
5.00%, 06/01/32 (Call 06/01/25)	1,500	1,657,065
Series L, 5.25%, 07/15/19 (AMBAC)	420	435,616
Series Q, 5.00%, 08/15/19	1,000	1,036,860
Series Q, 5.00%, 08/15/20	1,000	1,062,150
Series Q, 5.00%, 08/15/21 (Call 08/15/20)	500	530,520
Series T, 5.00%, 06/01/22	2,000	2,201,620
		451,572,978

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New Mexico — 0.1%
New Mexico Finance Authority RB
Series B, 5.00%, 06/15/20	$ 500	$ 531,860
Series B, 5.00%, 06/15/23 (Call 06/15/20)	3,260	3,460,360
State of New Mexico GO, Series B, 5.00%, 03/01/21	3,500	3,787,455
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	2,000	2,087,940
Series B, 4.00%, 07/01/23	2,895	3,158,445
		13,026,060
New York — 22.0%
Battery Park City Authority RB
Series A, 5.00%, 11/01/22	500	564,790
Series A, 5.00%, 11/01/24 (Call 11/01/23)	1,550	1,787,212
Brooklyn Arena Local Development Corp. RB, 6.38%, 07/15/43 (PR 01/15/20)	1,875	2,012,981
City of New York NY GO
5.00%, 08/01/18 (Call 07/02/18)	5	5,015
5.00%, 08/01/26 (Call 08/01/25)	1,750	2,047,570
5.25%, 08/15/23 (Call 08/15/18)	3,735	3,762,079
5.25%, 08/15/23 (PR 08/15/18)	1,115	1,123,151
Series 1, 5.00%, 08/01/24	1,600	1,854,656
Series A, 4.00%, 08/01/18	3,250	3,263,000
Series A, 5.00%, 08/01/18	18,110	18,210,873
Series A, 5.00%, 08/01/20	4,000	4,268,800
Series A, 5.00%, 08/01/21	3,265	3,569,559
Series A, 5.00%, 08/01/23	2,500	2,852,625
Series A, 5.00%, 08/01/24	3,500	4,057,060
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,500	1,788,960
Series A, 5.00%, 08/01/31 (Call 08/01/24)	2,500	2,842,375
Series A, 5.00%, 08/01/32 (Call 08/01/24)	1,000	1,134,510
Series A-1, 5.00%, 08/01/30 (Call 08/01/21)	500	542,635
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	1,660	1,939,162
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	710	769,860
Series A-1, 5.00%, 08/01/32 (Call 08/01/21)	1,000	1,083,360
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	4,635	5,129,137
Series A-1, 5.00%, 08/01/38 (Call 08/01/26)	3,000	3,433,560
Series B, 5.00%, 08/01/18	2,950	2,966,431
Series B, 5.00%, 08/01/20	1,600	1,707,520
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	1,000	1,177,650
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	1,800	2,091,528
Series B-1, 5.00%, 12/01/35 (Call 12/01/26)	7,815	9,023,355
Series B-1, 5.00%, 10/01/37 (Call 10/01/27)	3,000	3,482,130
Series B-1, 5.00%, 10/01/38 (Call 10/01/27)	6,455	7,486,703
Series B-1, 5.00%, 12/01/38 (Call 12/01/26)	1,500	1,724,625
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	2,750	3,152,930
Series B-1, 5.25%, 09/01/20 (Call 09/01/18)	500	504,440
Series B-1, 5.25%, 09/01/23 (Call 09/01/18)	365	368,223
Series B-1, 5.25%, 09/01/23 (PR 09/01/18)	1,020	1,029,282
Series B-1, 5.25%, 09/01/24 (Call 09/01/18)	310	312,731
Series B-1, 5.25%, 09/01/24 (PR 09/01/18)	690	696,279
Series C, 4.00%, 08/01/34 (Call 02/01/28)	1,000	1,062,560
Series C, 5.00%, 08/01/18	1,140	1,146,350
Series C, 5.00%, 08/01/19	2,500	2,595,650
Series C, 5.00%, 08/01/20	2,885	3,078,872
Series C, 5.00%, 08/01/22	1,000	1,117,830
Series C, 5.00%, 08/01/24	6,985	8,096,733
Series C, 5.00%, 08/01/24 (Call 08/01/19)	2,000	2,076,740
Series C, 5.00%, 08/01/26	2,000	2,370,120
Series C, 5.00%, 08/01/26 (Call 02/01/26)	5,400	6,335,442
Series C, 5.00%, 08/01/27 (Call 02/01/25)	4,000	4,612,400
Series C, 5.00%, 08/01/28 (Call 02/01/25)	1,500	1,725,675
Security	Par(000)	Value
New York (continued)
Series C, 5.00%, 08/01/28 (Call 02/01/27)	$ 1,000	$ 1,183,260
Series C, 5.00%, 08/01/29 (Call 02/01/28)	3,950	4,725,148
Series C, 5.00%, 08/01/32 (Call 02/01/28)	3,435	4,067,315
Series C, 5.25%, 08/01/18	480	482,861
Series D, 5.00%, 08/01/19	4,000	4,153,040
Series D, 5.00%, 08/01/24 (Call 02/01/23)	2,000	2,247,540
Series D, 5.00%, 08/01/25 (Call 02/01/23)	2,500	2,802,350
Series D-1, 5.00%, 10/01/25 (Call 10/01/21)	1,000	1,093,310
Series D-1, 5.00%, 10/01/26 (Call 10/01/21)	4,090	4,467,507
Series D-1, 5.00%, 10/01/32 (Call 10/01/21)	1,685	1,832,606
Series E, 5.00%, 08/01/19	100	103,826
Series E, 5.00%, 08/01/21 (Call 08/01/19)	1,000	1,038,370
Series E, 5.00%, 08/01/22 (Call 08/01/19)	400	415,348
Series E, 5.00%, 08/01/23	3,000	3,423,150
Series E, 5.00%, 08/01/25	2,000	2,351,580
Series E, 5.00%, 08/01/25 (Call 08/01/19)	2,460	2,551,217
Series E, 5.00%, 08/01/27 (Call 08/01/19)	1,000	1,036,730
Series E, 5.00%, 08/01/27 (Call 08/01/26)	3,275	3,862,535
Series E, 5.00%, 08/01/27 (PR 08/01/19)	410	425,445
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	2,600	2,717,364
Series E-1, 5.00%, 03/01/37 (Call 03/01/28)	2,500	2,917,250
Series E-1, 5.00%, 03/01/44 (Call 03/01/28)	2,000	2,319,140
Series E-1, 6.25%, 10/15/28 (Call 10/15/18)	50	50,856
Series E-1, 6.25%, 10/15/28 (PR 10/15/18)	1,200	1,220,172
Series F, 5.00%, 08/01/29 (Call 02/01/22)	30	32,848
Series F, 5.00%, 08/01/31 (Call 02/01/22)	2,750	3,002,945
Series F-1, 5.00%, 04/01/34 (Call 04/01/28)	1,000	1,176,510
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	1,500	1,739,730
Series F-3, 5.00%, 12/01/25	2,000	2,360,620
Series G, 5.00%, 08/01/21	4,900	5,357,072
Series G, 5.00%, 08/01/22	1,500	1,676,745
Series G, 5.00%, 08/01/23	3,000	3,423,150
Series G-1, 5.00%, 04/01/25 (Call 04/01/22)	2,500	2,753,450
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	3,635	3,996,501
Series H-1, 5.13%, 03/01/26 (Call 03/01/19)	10,000	10,247,300
Series I, 5.00%, 08/01/18	2,795	2,810,568
Series I, 5.00%, 08/01/20	2,365	2,523,928
Series I, 5.00%, 08/01/21	1,850	2,022,568
Series I, 5.00%, 08/01/27 (Call 08/01/22)	19,720	21,844,238
Series I, 5.00%, 03/01/30 (Call 03/01/24)	1,000	1,132,330
Series I-1, 5.00%, 08/01/18	215	216,198
Series I-1, 5.00%, 08/01/19	2,300	2,387,998
Series I-1, 5.38%, 04/01/36 (Call 04/01/19)	90	92,553
Series I-1, 5.38%, 04/01/36 (PR 04/01/19)	2,410	2,484,614
Series J, 5.00%, 08/01/20	1,025	1,093,880
Series J, 5.00%, 08/01/21	4,590	5,018,155
Series J, 5.00%, 08/01/22	1,500	1,676,745
Series J, 5.00%, 08/01/25 (Call 08/01/24)	2,000	2,304,640
Series J-1, 5.00%, 05/15/25 (Call 05/15/19)	275	283,357
Series J-1, 5.00%, 05/15/31 (Call 05/15/19)	935	962,517
Series J-1, 5.00%, 05/15/31 (PR 05/15/19)	565	582,656
City of New York NY GOL, Series F-1, 5.00%, 06/01/36 (Call 06/01/25)	1,100	1,243,748
County of Nassau NY GOL
Series B, 5.00%, 04/01/43 (Call 04/01/23)	3,000	3,257,700
Series C, 5.00%, 10/01/27	2,500	2,962,075
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	864,518

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
Hudson Yards Infrastructure Corp. RB
5.00%, 02/15/47 (Call 02/15/21) (AGM)	$ 955	$ 1,013,780
5.00%, 02/15/47 (PR 02/15/21) (AGM)	45	48,674
5.25%, 02/15/47 (Call 02/15/21)	1,195	1,283,717
5.25%, 02/15/47 (PR 02/15/21)	55	59,851
5.75%, 02/15/47 (Call 02/15/21)	1,335	1,449,623
5.75%, 02/15/47 (PR 02/15/21)	2,165	2,384,271
Series A, 4.00%, 02/15/44 (Call 02/15/27)	7,200	7,473,096
Series A, 5.00%, 02/15/22	1,285	1,424,602
Series A, 5.00%, 02/15/23	1,000	1,133,830
Series A, 5.00%, 02/15/26	800	943,512
Series A, 5.00%, 02/15/27	1,000	1,193,430
Series A, 5.00%, 02/15/31 (Call 02/15/27)	1,150	1,350,836
Series A, 5.00%, 02/15/33 (Call 02/15/27)	5,000	5,810,200
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,600	1,847,280
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,448,770
Series A, 5.00%, 02/15/39 (Call 02/15/27)	800	918,352
Series A, 5.00%, 02/15/42 (Call 02/15/27)	2,300	2,632,695
Series A, 5.00%, 02/15/45 (Call 02/15/27)	3,400	3,886,234
Long Island Power Authority RB
5.00%, 09/01/42 (Call 09/01/27)	5,000	5,723,500
5.00%, 09/01/47 (Call 09/01/27)	4,000	4,561,600
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	1,000	1,112,060
Series A, 4.00%, 09/01/39 (Call 09/01/24) (AGM)	2,000	2,074,880
Series A, 5.00%, 09/01/37 (Call 09/01/22)	2,355	2,579,526
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,110,020
Series A, 5.50%, 04/01/22 (PR 04/01/19)	500	515,990
Series A, 5.50%, 05/01/33 (PR 05/01/19) (BHAC)	1,800	1,862,028
Series A, 5.75%, 04/01/39 (PR 04/01/19)	3,700	3,825,874
Series A, 6.00%, 05/01/33 (PR 05/01/19)	4,000	4,155,800
Series B, 5.00%, 09/01/29 (Call 09/01/22)	1,750	1,931,650
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	567,435
Series B, 5.75%, 04/01/25 (PR 04/01/19)	1,050	1,085,721
Series B, 5.75%, 04/01/33 (PR 04/01/19)	1,395	1,442,458
Metropolitan Transportation Authority RB
4.00%, 11/15/33 (Put 08/15/20)(b)(c)	1,000	1,039,470
5.00%, 11/15/29 (Call 11/15/25)	7,000	8,069,250
Series A, 0.00%, 11/15/30(a)	9,555	6,287,954
Series A, 5.00%, 11/15/18	250	253,860
Series A, 5.00%, 11/15/23 (Call 11/15/22)	1,500	1,688,520
Series A, 5.00%, 11/15/25 (Call 11/15/22)	1,000	1,121,600
Series A, 5.00%, 11/15/26 (Call 11/15/22)	1,535	1,719,584
Series A, 5.00%, 11/15/29 (Call 11/15/22)	3,000	3,345,900
Series A, 5.00%, 11/15/30 (PR 05/15/23)	1,110	1,268,353
Series A, 5.00%, 11/15/38 (Call 05/15/23)	3,050	3,334,351
Series A, 5.00%, 11/15/41 (PR 11/15/21)	500	552,185
Series A, 5.00%, 11/15/42 (Call 05/15/27)	5,000	5,771,050
Series A, 5.00%, 11/15/43 (Call 05/15/23)	6,690	7,307,219
Series A, 5.00%, 11/15/43 (PR 05/15/23)	1,890	2,159,627
Series A, 5.00%, 11/15/46 (PR 11/15/21)	1,500	1,656,555
Series A, 5.25%, 11/15/29 (Call 11/15/26)	4,940	5,935,311
Series A, 5.50%, 11/15/39 (PR 11/15/18)	600	610,488
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	2,000	2,225,260
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	7,385	8,125,937
Series A-1, 5.00%, 11/15/45 (Call 05/15/25)	2,000	2,216,060
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,500	1,686,240
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	2,200	2,502,654
Series B, 4.00%, 11/15/45 (Call 05/15/25)	1,960	2,006,570
Series B, 5.00%, 11/15/23	2,940	3,360,391
Series B, 5.00%, 11/15/24	5,500	6,374,280
Security	Par(000)	Value
New York (continued)
Series B, 5.00%, 11/15/25	$ 2,000	$ 2,343,740
Series B, 5.00%, 11/15/26	3,000	3,545,340
Series B, 5.00%, 11/15/28	3,310	3,955,649
Series B, 5.00%, 11/15/34 (PR 11/15/19)	6,175	6,465,966
Series B, 5.00%, 11/15/38 (Call 05/15/23)	1,660	1,814,762
Series B, 5.25%, 11/15/23 (AMBAC)	210	242,941
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,172,430
Series B-1, 5.25%, 11/15/57 (Call 11/15/27)	1,000	1,170,430
Series B-2, 5.00%, 11/15/33 (Call 11/15/27)	6,940	8,199,610
Series B-2, 5.00%, 11/15/38 (Call 11/15/26)	3,745	4,306,188
Series C, 5.00%, 11/15/20	1,305	1,400,304
Series C, 5.00%, 11/15/30 (Call 11/15/22)	715	791,055
Series C, 5.00%, 11/15/30 (PR 11/15/22)	285	322,372
Series C, 5.00%, 11/15/41 (Call 11/15/22)	1,100	1,205,336
Series C, 5.00%, 11/15/41 (PR 11/15/22)	900	1,018,017
Series C, 6.25%, 11/15/23 (Call 11/15/18)	520	530,821
Series C, 6.25%, 11/15/23 (PR 11/15/18)	2,180	2,225,366
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	2,600	2,697,292
Series C-1, 5.00%, 11/15/23	2,000	2,285,980
Series C-1, 5.00%, 11/15/25	2,800	3,281,236
Series C-1, 5.00%, 11/15/27	4,000	4,762,560
Series C-1, 5.00%, 11/15/29 (Call 05/15/28)	1,105	1,311,602
Series C-1, 5.00%, 11/15/31 (Call 05/15/28)	1,200	1,415,244
Series C-1, 5.00%, 11/15/56 (Call 11/15/26)	4,370	4,879,586
Series C-2, 0.00%, 11/15/33(a)	1,040	602,982
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	1,750	1,840,142
Series D, 4.00%, 11/15/46 (Call 05/15/28)	7,000	7,196,840
Series D, 5.00%, 11/15/20	2,155	2,312,380
Series D, 5.00%, 11/15/21	1,000	1,097,340
Series D, 5.00%, 11/15/30 (Call 11/15/26)	1,500	1,741,800
Series D, 5.00%, 11/15/32 (Call 05/15/28)	3,000	3,526,770
Series D, 5.00%, 11/15/33 (Call 05/15/28)	2,500	2,924,875
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,695	1,823,854
Series D, 5.00%, 11/15/36 (PR 11/15/21)	6,500	7,178,405
Series D, 5.00%, 11/15/38 (Call 11/15/23)	2,250	2,479,320
Series D, 5.00%, 11/15/43 (Call 11/15/23)	5,960	6,557,967
Series D, 5.25%, 11/15/34 (PR 11/15/20)	280	302,952
Series D, 5.25%, 11/15/41 (PR 11/15/21)	1,000	1,112,680
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	5,100	5,684,307
Series E, 5.00%, 11/15/43 (Call 11/15/23)	3,050	3,356,006
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	615	673,622
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	2,035	2,301,850
Series F, 4.00%, 11/15/30 (Call 11/15/22)	765	798,239
Series F, 5.00%, 11/15/18	1,615	1,639,936
Series F, 5.00%, 11/15/19	1,285	1,344,406
Series F, 5.00%, 11/15/24 (Call 11/15/22)	1,080	1,206,954
Series F, 5.00%, 11/15/25 (Call 11/15/22)	5,400	6,027,480
Series F, 5.00%, 11/15/27 (Call 11/15/22)	10,000	11,090,400
Series F, 5.00%, 11/15/30 (Call 11/15/22)	6,750	7,467,997
MTA Hudson Rail Yards Trust Obligations RB
Series A, 5.00%, 11/15/46 (Call 11/15/19)	5,000	5,177,950
Series A, 5.00%, 11/15/51 (Call 11/15/21)	4,000	4,254,680
Series A, 5.00%, 11/15/56 (Call 11/15/23)	10,000	10,773,900
Nassau County Interim Finance Authority RB, Series 2015A, 5.00%, 11/15/22	1,000	1,130,220
Nassau County Sewer & Storm Water Finance Authority RB, Series A, 5.13%, 11/01/23 (PR 11/01/18) (BHAC)	520	527,400
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	600	655,764

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
New York City Industrial Development Agency RB
5.00%, 03/01/31 (Call 07/02/18) (FGIC)	$ 290	$ 292,021
5.00%, 03/01/46 (Call 07/02/18) (FGIC)	1,550	1,558,308
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/29 (Call 07/15/22) (SAW)	835	922,299
Series S-1, 4.00%, 07/15/40 (Call 01/15/26) (SAW)	5,700	5,943,105
Series S-1, 5.00%, 07/15/24 (SAW)	750	869,498
Series S-1, 5.00%, 07/15/24 (Call 07/15/22) (SAW)	660	733,663
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	2,000	2,369,380
Series S-1, 5.00%, 07/15/31 (Call 07/15/22) (SAW)	1,000	1,101,250
Series S-1, 5.00%, 07/15/33 (Call 07/15/22) (SAW)	2,075	2,279,968
Series S-1, 5.00%, 07/15/35 (Call 01/15/25) (SAW)	1,500	1,688,295
Series S-1, 5.00%, 07/15/35 (Call 07/15/27) (SAW)	2,500	2,900,375
Series S-1, 5.00%, 07/15/37 (Call 07/15/22) (SAW)	4,525	4,949,671
Series S-1, 5.00%, 07/15/40 (Call 01/15/25) (SAW)	1,730	1,938,327
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	4,900	5,541,116
Series S-1, 5.50%, 07/15/28 (Call 07/15/18) (SAW)	3,255	3,268,964
Series S-1A, 5.00%, 07/15/19 (ETM) (SAW)	175	181,361
Series S-1A, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	1,000	1,082,230
Series S-1A, 5.25%, 07/15/37 (Call 07/15/21) (SAW)	1,500	1,642,620
Series S-2, 5.00%, 07/15/33 (Call 07/15/25) (SAW)	2,000	2,280,580
Series S-2, 5.00%, 07/15/35 (Call 07/15/25) (SAW)	1,500	1,701,120
Series S-2, 6.00%, 07/15/38 (Call 07/15/18) (SAW)	12,085	12,145,788
Series S-4, 5.50%, 01/15/39 (Call 01/15/19) (SAW)	5,550	5,672,266
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	2,500	2,986,325
Series S-4A, 5.00%, 07/15/32 (Call 07/15/28) (SAW)	2,750	3,271,592
Series S-5, 5.00%, 01/15/31 (Call 01/15/19) (SAW)	1,400	1,427,370
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/28 (Call 08/01/24)	2,350	2,697,776
5.00%, 11/01/29 (Call 05/01/27)	10,235	12,105,446
5.00%, 08/01/31 (Call 08/01/25)	1,300	1,496,131
5.00%, 05/01/32 (Call 05/01/23)	4,500	5,031,945
5.00%, 05/01/32 (Call 05/01/26)	3,380	3,909,342
5.00%, 11/01/32 (Call 11/01/21)	1,125	1,226,711
5.00%, 02/01/33 (Call 02/01/25)	1,710	1,941,466
5.00%, 02/01/34 (Call 02/01/25)	1,000	1,132,110
5.00%, 05/01/34 (Call 05/01/26)	3,000	3,444,570
5.00%, 08/01/34 (Call 08/01/24)	2,500	2,830,200
5.00%, 02/01/35 (Call 02/01/25)	2,630	2,968,928
5.00%, 08/01/35 (Call 08/01/24)	2,000	2,258,100
5.00%, 08/01/37 (Call 08/01/25)	5,500	6,237,770
5.00%, 08/01/39 (Call 08/01/24)	3,300	3,701,973
5.00%, 05/01/40 (Call 05/01/26)	3,200	3,642,688
5.00%, 02/01/41 (Call 02/01/25)	13,050	14,656,063
5.50%, 11/01/27 (Call 11/01/20)	3,545	3,840,476
Series A, 5.00%, 11/01/20	1,000	1,075,320
Series A, 5.00%, 11/01/22 (Call 11/01/21)	1,000	1,101,820
Series A, 5.00%, 11/01/23 (Call 11/01/21)	1,000	1,101,820
Series A, 5.00%, 05/01/28 (Call 05/01/19)	940	967,222
Series A, 5.00%, 05/01/28 (PR 05/01/19)	770	793,077
Series A, 5.00%, 11/01/35 (Call 11/01/23)	1,000	1,123,560
Series A, 5.00%, 11/01/38 (Call 11/01/23)	3,500	3,923,045
Series A-1, 5.00%, 08/01/23	1,000	1,143,150
Series A-1, 5.00%, 08/01/29 (Call 08/01/24)	1,610	1,847,266
Series A-1, 5.00%, 05/01/36 (Call 05/01/19)	1,000	1,028,230
Series A-1, 5.00%, 05/01/38 (Call 05/01/19)	1,260	1,295,330
Series A-1, 5.00%, 08/01/38 (Call 08/01/24)	750	841,808
Series A-2, 5.00%, 08/01/35 (Call 08/01/27)	2,000	2,328,620
Security	Par(000)	Value
New York (continued)
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	$ 3,000	$ 3,487,680
Series B, 5.00%, 11/01/18	3,085	3,128,992
Series B, 5.00%, 11/01/21 (Call 11/01/19)	2,795	2,925,163
Series B, 5.00%, 11/01/21 (PR 11/01/19)	5	5,219
Series B, 5.00%, 02/01/27 (Call 02/01/21)	1,985	2,132,485
Series B, 5.00%, 11/01/30 (Call 11/01/22)	1,000	1,115,670
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,150	1,203,866
Series B-1, 5.00%, 08/01/31 (Call 08/01/26)	3,500	4,074,665
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,172,190
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	2,000	2,283,860
Series B-1, 5.00%, 11/01/40 (Call 05/01/24)	2,000	2,232,260
Series C, 5.00%, 11/01/18	1,955	1,982,878
Series C, 5.00%, 11/01/19	4,000	4,187,440
Series C, 5.00%, 11/01/20	5,960	6,408,907
Series C, 5.00%, 11/01/26 (Call 05/01/24)	1,020	1,178,018
Series C, 5.00%, 11/01/33 (Call 11/01/20)	6,270	6,696,235
Series C, 5.00%, 11/01/39 (Call 11/01/20)	2,870	3,056,033
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	1,500	1,783,785
Series C-3, 4.00%, 05/01/42 (Call 05/01/28)	5,000	5,250,450
Series D, 5.00%, 02/01/24 (Call 02/01/21)	1,250	1,347,925
Series D, 5.00%, 02/01/31 (Call 02/01/21)	2,500	2,679,050
Series D, 5.00%, 02/01/35 (Call 02/01/21)	5,645	6,032,642
Series E, 5.00%, 11/01/18	1,500	1,521,390
Series E-1, 4.00%, 02/01/44 (Call 02/01/27)	4,195	4,372,658
Series E-1, 5.00%, 02/01/25 (Call 02/01/22)	2,500	2,748,375
Series E-1, 5.00%, 02/01/31 (Call 02/01/26)	1,000	1,155,880
Series E-1, 5.00%, 02/01/33 (Call 02/01/27)	1,000	1,164,730
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	5,130	5,868,669
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	4,595	5,329,005
Series E-1, 5.00%, 02/01/35 (Call 02/01/22)	2,000	2,181,760
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	7,685	8,861,727
Series E-1, 5.00%, 02/01/38 (Call 02/01/27)	9,135	10,518,678
Series E-1, 5.00%, 02/01/39 (Call 02/01/27)	4,305	4,950,018
Series E-1, 5.00%, 02/01/40 (Call 02/01/26)	2,625	2,977,905
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	5,685	6,176,639
Series F-1, 4.00%, 05/01/44 (Call 05/01/27)	1,000	1,043,410
Series F-1, 5.00%, 02/01/30 (Call 02/01/23)	2,000	2,229,700
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	5,000	5,883,400
Series F-1, 5.00%, 02/01/36 (Call 02/01/23)	1,400	1,549,058
Series F-1, 5.00%, 05/01/38 (Call 05/01/27)	4,960	5,730,288
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	2,500	2,733,225
Series F-1, 5.00%, 05/01/42 (Call 05/01/27)	1,200	1,380,288
Series I, 5.00%, 05/01/38 (Call 05/01/23)	1,000	1,110,870
Series I, 5.00%, 05/01/42 (Call 05/01/23)	8,420	9,324,897
New York City Transitional Finance Authority RB Income Tax Revenue, Series D-1, 5.00%, 11/01/33 (Call 11/01/21)	2,000	2,178,760
New York City Trust for Cultural Resources RB, 5.00%, 04/01/31 (PR 10/01/18)	2,000	2,022,620
New York City Water & Sewer System RB
5.00%, 06/15/21 (Call 07/02/18)	555	556,493
5.00%, 06/15/21 (PR 06/15/18)	445	445,494
5.00%, 06/15/26 (Call 06/15/21)	4,630	5,029,337
5.00%, 06/15/29 (Call 06/15/18)	1,255	1,256,381
5.00%, 06/15/29 (Call 12/15/19)	3,750	3,934,425
5.00%, 06/15/29 (PR 06/15/18)	205	205,228
5.00%, 06/15/31 (Call 06/15/21)	485	526,235
5.00%, 06/15/32 (Call 06/15/18)	900	900,972
5.00%, 06/15/32 (Call 06/15/21)	2,015	2,183,837
5.00%, 06/15/39 (Call 06/15/25)	7,735	8,777,137

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
5.00%, 06/15/44 (Call 12/15/21)	$ 2,000	$ 2,167,240
5.00%, 06/15/46 (Call 06/15/23)	10,750	11,820,700
5.38%, 06/15/40 (Call 12/15/20)	1,005	1,089,842
5.38%, 06/15/43 (Call 12/15/20)	9,140	9,911,599
5.50%, 06/15/40 (Call 06/15/19)	10,000	10,372,900
5.50%, 06/15/43 (Call 12/15/20)	1,000	1,088,010
Series 2013-CC, 5.00%, 06/15/47 (Call 06/15/23)	7,925	8,710,447
Series 2013-CC, 5.00%, 06/15/47 (PR 06/15/23)	7,020	8,033,899
Series A, 5.75%, 06/15/40 (Call 07/02/18)	210	210,643
Series A, 5.75%, 06/15/40 (PR 06/15/18)	290	290,389
Series AA, 5.00%, 06/15/22 (PR 06/15/18)	1,400	1,401,554
Series AA, 5.00%, 06/15/44 (Call 06/15/24)	2,000	2,228,480
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	8,200	8,962,846
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	9,775	10,010,968
Series BB, 5.00%, 06/15/27 (Call 06/15/19)	1,000	1,033,670
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	3,050	3,239,954
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	11,260	12,387,576
Series CC, 5.00%, 06/15/34 (Call 07/02/18)	3,700	3,709,546
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	7,500	8,124,525
Series CC, 5.00%, 06/15/46 (Call 06/15/26)	4,700	5,355,556
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	1,250	1,329,888
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	5,250	5,840,572
Series CC-1, 5.00%, 06/15/48 (Call 06/15/27)	11,585	13,336,652
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,000	2,205,680
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	1,420	1,590,386
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	4,000	4,506,440
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	1,000	1,118,350
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	7,645	8,763,463
Series DD1, 5.00%, 06/15/48 (Call 12/15/27)	5,000	5,792,100
Series DD-2-BLOCK, 5.00%, 06/15/40 (Call 12/15/27)	2,500	2,911,775
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	1,250	1,371,613
Series EE, 5.00%, 06/15/36 (Call 06/15/24)	3,600	4,055,796
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	6,700	7,803,557
Series EE, 5.00%, 06/15/45 (Call 06/15/24)	8,750	9,744,525
Series EE, 5.00%, 06/15/47 (Call 06/15/23)	6,000	6,594,660
Series EE, 5.25%, 06/15/40 (Call 06/15/19)	9,675	10,000,080
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,000	1,090,070
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	710	731,392
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	1,815	2,062,003
Series GG, 5.00%, 06/15/39 (Call 06/15/25)	5,780	6,558,739
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	9,330	10,197,970
Series GG-1, 5.00%, 06/15/39 (Call 06/15/19)	6,160	6,346,278
Series GG-1, 5.25%, 06/15/32 (Call 06/15/19)	3,000	3,103,320
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	1,500	1,695,660
5.00%, 11/15/45 (Call 11/15/25)	1,000	1,126,890
Series A, 0.00%, 11/15/47(a)	2,500	785,600
Series A, 0.00%, 11/15/55(a)	2,500	538,925
Series A, 5.00%, 11/15/46 (Call 11/15/26)	1,500	1,707,960
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	6,540	7,091,453
5.25%, 12/15/43 (Call 12/15/21) (GOI)	100	109,663
5.75%, 11/15/51 (Call 11/15/21)	1,750	1,943,445
New York Power Authority (The) RB
Series A, 5.00%, 11/15/22 (GOI)	1,000	1,126,580
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	1,000	1,092,450
Series C, 5.00%, 11/15/18 (Call 07/02/18) (NPFGC)	500	501,275
New York State Dormitory Authority RB
4.00%, 05/15/20	1,350	1,408,685
5.00%, 07/01/22 (Call 07/02/18)	2,000	2,005,360
Security	Par(000)	Value
New York (continued)
5.00%, 03/15/25	$ 3,000	$ 3,516,030
5.00%, 03/15/33 (Call 03/15/24)	5,000	5,654,350
5.00%, 02/15/35 (Call 02/15/20)	15	15,755
5.50%, 05/01/37 (PR 05/01/19)	850	879,291
5.75%, 05/01/37 (PR 05/01/19)	435	450,965
Series 1, 5.50%, 07/01/40 (AMBAC)	530	698,726
Series 2014, 5.00%, 02/15/20	3,920	4,131,366
Series 2015-B, 5.00%, 03/15/20	1,300	1,373,242
Series 2015-B, 5.00%, 03/15/31 (Call 09/15/25)	5,000	5,794,700
Series 2015-B, 5.00%, 03/15/34 (Call 09/15/25)	4,635	5,318,662
Series A, 4.00%, 03/15/47 (Call 03/15/28)	4,500	4,699,980
Series A, 5.00%, 07/01/18	3,000	3,008,100
Series A, 5.00%, 02/15/20	1,000	1,053,920
Series A, 5.00%, 03/15/20	1,000	1,056,340
Series A, 5.00%, 05/15/20	3,000	3,187,620
Series A, 5.00%, 12/15/20	5,200	5,607,108
Series A, 5.00%, 02/15/21	10,255	11,092,321
Series A, 5.00%, 03/15/21	1,080	1,170,839
Series A, 5.00%, 12/15/21	1,500	1,655,895
Series A, 5.00%, 03/15/22	2,940	3,262,930
Series A, 5.00%, 03/15/23	3,000	3,402,420
Series A, 5.00%, 02/15/24	3,000	3,454,320
Series A, 5.00%, 03/15/25	1,450	1,696,427
Series A, 5.00%, 05/15/25 (Call 05/15/22)	1,000	1,108,490
Series A, 5.00%, 12/15/25 (Call 12/15/22)	3,000	3,365,820
Series A, 5.00%, 02/15/26	2,600	3,074,422
Series A, 5.00%, 02/15/26 (Call 02/15/24)	2,000	2,285,580
Series A, 5.00%, 12/15/26 (Call 12/15/22)	16,565	18,562,076
Series A, 5.00%, 02/15/27 (Call 02/15/24)	1,500	1,708,170
Series A, 5.00%, 03/15/27 (Call 09/15/26)	5,400	6,430,590
Series A, 5.00%, 03/15/28 (Call 03/15/24)	2,000	2,287,160
Series A, 5.00%, 03/15/28 (PR 03/15/19)	7,900	8,106,743
Series A, 5.00%, 10/01/28	2,000	2,479,180
Series A, 5.00%, 03/15/29 (Call 03/15/24)	2,000	2,280,200
Series A, 5.00%, 02/15/30 (Call 02/15/27)	6,000	7,058,040
Series A, 5.00%, 03/15/30 (Call 03/15/25)	2,700	3,098,547
Series A, 5.00%, 03/15/31 (Call 03/15/24)	4,000	4,537,280
Series A, 5.00%, 03/15/31 (Call 03/15/28)	5,000	6,001,550
Series A, 5.00%, 06/15/31 (Call 12/15/22)	6,465	7,223,732
Series A, 5.00%, 03/15/34 (Call 03/15/27)	2,000	2,335,240
Series A, 5.00%, 03/15/35 (Call 03/15/25)	1,000	1,134,310
Series A, 5.00%, 02/15/36 (Call 02/15/27)	1,500	1,729,335
Series A, 5.00%, 07/01/37 (Call 07/01/22)	1,250	1,364,290
Series A, 5.00%, 02/15/38 (Call 02/15/27)	3,000	3,453,720
Series A, 5.00%, 03/15/38 (Call 03/15/23)	3,395	3,778,329
Series A, 5.00%, 03/15/38 (Call 03/15/27)	1,500	1,738,785
Series A, 5.00%, 02/15/39 (Call 02/15/19)	225	229,628
Series A, 5.00%, 02/15/39 (PR 02/15/19)	3,600	3,684,456
Series A, 5.00%, 07/01/39 (PR 07/01/19)	2,070	2,142,657
Series A, 5.00%, 02/15/40 (Call 08/15/26)	3,000	3,433,020
Series A, 5.00%, 02/15/41 (Call 08/15/26)	1,920	2,195,635
Series A, 5.00%, 07/01/41 (Call 07/01/21)	500	539,230
Series A, 5.00%, 03/15/42 (Call 03/15/27)	2,500	2,887,525
Series A, 5.00%, 07/01/42 (Call 07/01/22)	1,000	1,105,260
Series A, 5.00%, 02/15/43 (Call 02/15/23)	3,500	3,844,645
Series A, 5.00%, 03/15/43 (Call 03/15/27)	11,000	12,695,870
Series A, 5.00%, 03/15/44 (Call 03/15/24)	11,170	12,498,001
Series A, 5.00%, 10/01/48	500	673,830
Series A, 5.25%, 05/15/21	1,000	1,077,660
Series A, 5.50%, 07/01/18 (NPFGC-FGIC)	415	416,303

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
Series A, 5.75%, 07/01/27 (NPFGC)	$ 500	$ 595,760
Series A-2, 5.00%, 10/01/46	2,000	2,671,680
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	1,000	1,151,320
Series B, 5.00%, 03/15/19	1,020	1,047,254
Series B, 5.00%, 03/15/21	1,500	1,625,745
Series B, 5.00%, 02/15/23	4,900	5,546,359
Series B, 5.00%, 02/15/25	3,525	4,119,667
Series B, 5.00%, 02/15/26	2,940	3,476,462
Series B, 5.00%, 03/15/28 (PR 03/15/19)	780	800,413
Series B, 5.00%, 02/15/31 (Call 02/15/25)	8,935	10,209,488
Series B, 5.00%, 02/15/31 (Call 08/15/27)	2,000	2,361,620
Series B, 5.00%, 02/15/32 (Call 08/15/27)	1,200	1,411,644
Series B, 5.00%, 02/15/34 (Call 02/15/25)	6,120	6,952,810
Series B, 5.00%, 02/15/34 (Call 08/15/27)	5,000	5,846,500
Series B, 5.00%, 03/15/35 (Call 03/15/22)	1,500	1,640,655
Series B, 5.00%, 02/15/36 (Call 08/15/27)	2,000	2,321,080
Series B, 5.00%, 02/15/37 (Call 08/15/27)	1,265	1,466,983
Series B, 5.00%, 02/15/38 (Call 02/15/25)	1,000	1,128,250
Series B, 5.00%, 02/15/38 (Call 08/15/27)	1,960	2,271,248
Series B, 5.00%, 10/01/38 (Call 04/01/28)	2,500	2,978,950
Series B, 5.00%, 02/15/41 (Call 02/15/25)	3,040	3,422,006
Series B, 5.00%, 02/15/42 (Call 08/15/27)	1,000	1,154,450
Series B, 5.00%, 03/15/42 (Call 03/15/22)	6,500	7,087,405
Series B, 5.00%, 07/01/45 (Call 07/01/25)	2,000	2,247,820
Series B, 5.50%, 03/15/26 (AMBAC)	845	1,029,869
Series B, 5.50%, 03/15/27 (AMBAC)	3,335	4,119,259
Series C, 5.00%, 03/15/31 (Call 03/15/24)	1,000	1,131,440
Series C, 5.00%, 03/15/33 (Call 03/15/24)	1,000	1,130,290
Series C, 5.00%, 03/15/34 (Call 03/15/21)	1,375	1,477,864
Series C, 5.00%, 03/15/35 (Call 03/15/24)	5,390	6,067,577
Series C, 5.00%, 03/15/37 (Call 03/15/24)	2,000	2,245,720
Series C, 5.00%, 03/15/38 (Call 03/15/24)	1,000	1,121,730
Series C, 5.00%, 03/15/41 (Call 03/15/21)	7,510	8,052,898
Series C, 5.00%, 03/15/44 (Call 03/15/24)	10,000	11,115,400
Series D, 5.00%, 06/15/18	755	755,883
Series D, 5.00%, 06/15/18 (ETM)	865	865,960
Series D, 5.00%, 02/15/19	2,700	2,764,665
Series D, 5.00%, 02/15/22	1,535	1,700,596
Series D, 5.00%, 02/15/23	2,000	2,263,820
Series D, 5.00%, 02/15/24	2,000	2,302,880
Series D, 5.00%, 02/15/28 (Call 08/15/26)	1,500	1,778,775
Series D, 5.00%, 02/15/37 (Call 02/15/22)	1,800	1,963,242
Series E, 4.00%, 02/15/34 (Call 02/15/25)	1,445	1,518,594
Series E, 5.00%, 02/15/23	1,000	1,131,910
Series E, 5.00%, 02/15/24	1,095	1,260,827
Series E, 5.00%, 03/15/31 (Call 09/15/25)	6,795	7,840,886
Series E, 5.00%, 02/15/35 (PR 02/15/20)	985	1,036,151
Series E, 5.00%, 03/15/36 (Call 09/15/25)	1,200	1,367,652
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46 (Call 06/15/26)	2,500	2,618,950
5.00%, 06/15/41 (Call 06/15/26)	2,050	2,358,012
Series A, 5.00%, 06/15/19	2,000	2,070,680
Series A, 5.00%, 06/15/22	1,020	1,141,278
Series A, 5.00%, 06/15/23 (Call 06/15/22)	1,170	1,304,784
Series A, 5.00%, 06/15/24 (Call 06/15/22)	750	835,170
Series A, 5.00%, 06/15/42 (Call 06/15/27)	345	401,601
Series B, 5.00%, 06/15/28 (Call 06/15/21)	1,400	1,524,194
Series B, 5.00%, 06/15/31 (Call 06/15/21)	2,295	2,493,632
Series B, 5.00%, 06/15/37 (Call 07/02/18)	10	10,026
Series B, 5.00%, 06/15/41 (Call 06/15/21)	2,000	2,163,900
Security	Par(000)	Value
New York (continued)
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/21	$ 500	$ 542,710
Series A, 5.00%, 04/01/22	1,610	1,790,739
Series A, 5.00%, 04/01/30 (Call 04/01/22)	500	552,625
Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	2,000	2,154,800
Series B, 5.00%, 04/01/19 (Call 10/01/18)	480	485,395
Series B, 5.00%, 04/01/19 (PR 10/01/18)	150	151,623
Series B, 5.00%, 04/01/20 (Call 10/01/18)	230	232,519
Series B, 5.00%, 04/01/20 (PR 10/01/18)	190	192,056
New York State Thruway Authority RB
5.00%, 04/01/19	550	565,301
5.00%, 01/01/29 (Call 01/01/25)	2,000	2,287,040
5.00%, 01/01/32 (Call 01/01/25)	5,365	6,082,998
Series A, 4.00%, 01/01/56 (Call 01/01/26)	1,000	1,026,290
Series A, 5.00%, 05/01/19	24,875	25,625,230
Series A, 5.00%, 05/01/19 (AGM)	1,230	1,267,663
Series A, 5.00%, 03/15/21 (Call 09/15/20)	1,000	1,070,690
Series A, 5.00%, 03/15/26 (Call 09/15/21)	2,785	3,048,015
Series A, 5.00%, 03/15/32 (Call 09/15/21)	2,000	2,176,240
Series A, 5.00%, 01/01/46 (Call 01/01/26)	4,000	4,489,400
Series A, 5.00%, 01/01/51 (Call 01/01/26)	5,000	5,597,500
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,480	2,817,751
Series B, 5.50%, 04/01/20 (AMBAC)	620	662,141
Series C, 5.25%, 03/15/19	2,000	2,057,300
Series I, 5.00%, 01/01/28 (Call 01/01/22)	12,000	13,131,600
Series I, 5.00%, 01/01/37 (Call 01/01/22)	2,580	2,806,601
Series I, 5.00%, 01/01/42 (Call 01/01/22)	2,000	2,169,940
Series J, 5.00%, 01/01/26 (Call 01/01/24)	2,560	2,909,619
Series J, 5.00%, 01/01/41 (Call 01/01/24)	2,000	2,206,060
Series L, 4.00%, 01/01/36 (Call 01/01/28)	1,000	1,057,050
Series L, 5.00%, 01/01/33 (Call 01/01/28)	1,750	2,048,917
New York State Urban Development Corp. RB
5.00%, 12/15/18	265	270,096
5.00%, 12/15/18 (ETM)	85	86,552
5.00%, 03/15/27 (Call 03/15/24)	1,000	1,144,160
5.00%, 03/15/28 (Call 03/15/19)	30	30,745
5.00%, 03/15/28 (PR 03/15/19)	220	225,843
5.00%, 03/15/29 (Call 03/15/24)	2,000	2,283,680
5.00%, 03/15/30 (Call 03/15/23)	1,000	1,121,060
5.00%, 03/15/34 (Call 03/15/24)	2,300	2,608,936
5.50%, 03/15/24 (NPFGC)	1,090	1,286,800
Series A, 5.00%, 03/15/19	2,000	2,053,440
Series A, 5.00%, 03/15/20	4,050	4,278,177
Series A, 5.00%, 03/15/22	2,000	2,219,680
Series A, 5.00%, 03/15/23	10,085	11,437,802
Series A, 5.00%, 03/15/25	5,000	5,849,750
Series A, 5.00%, 03/15/26	3,000	3,550,470
Series A, 5.00%, 03/15/27 (Call 03/15/26)	2,500	2,937,400
Series A, 5.00%, 03/15/30 (Call 03/15/27)	9,800	11,534,404
Series A, 5.00%, 03/15/31 (Call 03/15/21)	1,000	1,076,210
Series A, 5.00%, 03/15/31 (Call 03/15/26)	2,000	2,317,740
Series A, 5.00%, 03/15/32 (Call 09/15/25)	1,000	1,149,630
Series A, 5.00%, 03/15/32 (Call 03/15/27)	1,000	1,170,170
Series A, 5.00%, 03/15/33 (Call 03/15/27)	1,500	1,747,635
Series A, 5.00%, 03/15/35 (Call 09/15/25)	1,525	1,736,990
Series A, 5.00%, 03/15/35 (Call 03/15/27)	4,900	5,671,848
Series A-1, 5.00%, 03/15/22	1,000	1,109,840
Series A-1, 5.00%, 03/15/27 (Call 03/15/23)	3,725	4,188,502
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	2,020	2,267,450

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	$ 4,000	$ 4,425,000
Series A-2, 5.50%, 03/15/22	1,500	1,691,955
Series B, 5.25%, 01/01/24 (Call 07/02/18)	250	250,713
Series B-1, 5.00%, 03/15/36 (PR 03/15/19)	2,000	2,053,120
Series C, 4.00%, 03/15/47 (Call 09/15/27)	2,000	2,085,020
Series C, 5.00%, 03/15/19	8,300	8,521,776
Series C, 5.00%, 03/15/20	1,500	1,584,510
Series C, 5.00%, 03/15/21	2,000	2,167,660
Series C, 5.00%, 12/15/21 (Call 12/15/19)	2,000	2,097,740
Series C, 5.00%, 03/15/39 (Call 09/15/27)	5,000	5,795,850
Series D, 5.00%, 03/15/21	4,900	5,310,767
Series D, 5.00%, 03/15/22	2,000	2,219,680
Series D, 5.25%, 01/01/20 (Call 01/01/19)	1,000	1,020,800
Series D, 5.25%, 01/01/21 (Call 01/01/19)	500	509,960
Series D, 5.50%, 01/01/19	1,515	1,548,845
Series D, 5.63%, 01/01/28 (Call 01/01/19)	1,245	1,273,623
Series E, 5.00%, 03/15/21	2,370	2,568,677
Series E, 5.00%, 03/15/24 (Call 03/15/23)	2,000	2,266,340
Port Authority of New York & New Jersey RB
4.00%, 12/01/31 (Call 06/01/22) (GOI)	2,000	2,107,840
4.00%, 12/15/41 (Call 06/15/24)	1,000	1,039,650
4.50%, 09/15/39 (Call 09/15/19) (GOI)	750	771,930
4.75%, 07/15/31 (Call 07/15/18) (GOI)	1,870	1,877,050
4.75%, 07/15/33 (Call 07/15/18)	285	286,074
5.00%, 07/15/33 (Call 01/15/21)	2,250	2,407,342
5.00%, 07/15/35 (Call 07/15/20)	730	774,778
5.00%, 09/01/36 (Call 09/01/24) (GOI)	4,770	5,410,754
5.00%, 09/15/36 (Call 09/15/19) (GOI)	2,500	2,597,850
5.00%, 07/15/38 (Call 07/15/18)	125	125,506
5.00%, 09/01/39 (Call 09/01/24)	1,915	2,165,195
5.00%, 10/15/39 (Call 10/15/19)	1,000	1,040,280
5.00%, 01/15/41 (Call 01/15/21) (GOI)	4,390	4,679,696
5.00%, 10/15/47 (Call 04/15/27)	2,365	2,716,770
5.00%, 04/15/57 (Call 04/15/27)	3,000	3,406,350
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	1,275	1,354,305
Series 179, 5.00%, 12/01/18	2,035	2,069,554
Series 179, 5.00%, 12/01/22	1,500	1,697,220
Series 179, 5.00%, 06/01/33 (Call 12/01/23)	1,000	1,129,180
Series 179, 5.00%, 12/01/38 (Call 12/01/23)	6,615	7,426,197
Series 179, 5.00%, 12/01/43 (Call 12/01/23)	2,500	2,795,700
Series 189, 5.00%, 05/01/27 (Call 05/01/25)	1,200	1,399,164
Series 189, 5.00%, 05/01/45 (Call 05/01/25)	2,000	2,245,200
Series 194, 4.00%, 10/15/45 (Call 10/15/25)	1,000	1,036,120
Series 194, 5.00%, 10/15/28 (Call 10/15/25)	2,000	2,340,200
Series 194, 5.00%, 10/15/32 (Call 10/15/25)	1,400	1,616,720
Series 194, 5.00%, 10/15/33 (Call 10/15/25)	3,000	3,451,410
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	6,000	6,791,640
Series 194, 5.25%, 10/15/55 (Call 10/15/25)	1,000	1,143,380
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	5,190	5,955,214
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	5,655	6,569,244
Series 205, 5.00%, 05/15/57 (Call 11/15/27)	2,000	2,286,220
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	2,500	2,954,875
Series 5, 5.38%, 03/01/28 (GOI)	2,150	2,527,561
Third Series, 5.00%, 07/15/39 (Call 07/15/20)	6,990	7,412,825
Third Series, 6.13%, 06/01/94 (Call 06/01/24)	500	600,890
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/18	3,800	3,847,310
Series A, 5.00%, 10/15/19	2,000	2,088,020
Series A, 5.00%, 10/15/20	2,500	2,687,300
Series A, 5.00%, 10/15/25 (Call 10/15/24)	2,000	2,332,100
Security	Par(000)	Value
New York (continued)
Series A, 5.00%, 10/15/26 (Call 10/15/24)	$ 4,250	$ 4,941,985
Series A, 5.00%, 10/15/28 (Call 10/15/24)	5,000	5,791,600
Series A, 5.00%, 10/15/30 (Call 10/15/24)	7,000	8,072,470
State of New York GO, Series A, 5.00%, 02/15/39 (Call 02/15/19)	1,045	1,067,227
Suffolk County Water Authority RB, 4.00%, 06/01/31 (Call 06/01/25)	1,000	1,078,350
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/47 (Call 05/15/28)	3,000	3,137,880
5.50%, 11/15/21 (NPFGC)	5,000	5,581,850
Series A, 0.00%, 11/15/30(a)	5,000	3,286,400
Series A, 0.00%, 11/15/31(a)	2,000	1,259,260
Series A, 0.00%, 11/15/32(a)	1,800	1,085,724
Series A, 5.00%, 11/15/22	3,360	3,776,170
Series A, 5.00%, 01/01/23 (PR 01/01/22)	810	896,845
Series A, 5.00%, 01/01/25 (PR 01/01/22)	1,000	1,108,470
Series A, 5.00%, 01/01/26 (PR 01/01/22)	685	759,302
Series A, 5.00%, 11/15/26 (Call 05/15/23)	2,000	2,247,140
Series A, 5.00%, 01/01/27 (PR 01/01/22)	1,070	1,186,063
Series A, 5.00%, 11/15/27 (Call 05/15/23)	1,000	1,122,080
Series A, 5.00%, 11/15/42 (Call 05/15/27)	1,000	1,158,460
Series A, 5.00%, 11/15/46 (Call 05/15/26)	3,900	4,447,833
Series A, 5.00%, 11/15/47 (Call 05/15/27)	6,125	7,059,185
Series B, 0.00%, 11/15/32(a)	4,745	2,890,701
Series B, 5.00%, 11/15/18	1,000	1,015,620
Series B, 5.00%, 11/15/19	3,000	3,144,450
Series B, 5.00%, 11/15/20	5,135	5,534,298
Series B, 5.00%, 11/15/21	30	33,089
Series B, 5.00%, 11/15/24 (Call 11/15/22)	1,000	1,124,320
Series B, 5.00%, 11/15/26 (Call 11/15/22)	1,355	1,517,329
Series B, 5.00%, 11/15/27 (Call 11/15/22)	1,600	1,789,520
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,183,460
Series B, 5.00%, 11/15/35 (Call 05/15/27)	2,000	2,335,740
Series B, 5.00%, 11/15/36 (Call 05/15/27)	2,175	2,532,657
Series B, 5.00%, 11/15/37 (Call 05/15/27)	2,000	2,327,160
Series B, 5.00%, 11/15/38 (Call 05/15/27)	1,360	1,581,299
Series C, 5.00%, 11/15/25	3,000	3,562,740
Series C, 5.00%, 11/15/33 (Call 11/15/18)	390	395,967
Series C, 5.00%, 11/15/33 (PR 11/15/18)	630	639,759
Series C, 5.00%, 11/15/38 (Call 11/15/18)	300	304,335
Series C, 5.00%, 11/15/38 (PR 11/15/18)	475	482,358
Series D, 5.00%, 11/15/27 (Call 11/15/18)	960	974,342
Series D, 5.00%, 11/15/27 (PR 11/15/18)	1,540	1,563,855
Series D, 5.00%, 11/15/31 (Call 11/15/18)	1,150	1,166,664
Series D, 5.00%, 11/15/31 (PR 11/15/18)	1,850	1,878,656
Utility Debt Securitization Authority RB
5.00%, 12/15/33 (Call 12/15/25)	9,440	10,931,426
5.00%, 12/15/36 (Call 12/15/25)	2,750	3,148,145
5.00%, 12/15/37 (Call 12/15/25)	5,380	6,154,989
5.00%, 12/15/39 (Call 12/15/27)	1,300	1,525,888
5.00%, 12/15/40 (Call 12/15/27)	1,200	1,407,420
5.00%, 12/15/41 (Call 12/15/27)	3,000	3,515,850
Series A, 5.00%, 06/15/28 (Call 06/15/26)	2,000	2,372,920
Series B, 5.00%, 06/15/23 (Call 06/15/21)	1,600	1,746,384
Series B, 5.00%, 06/15/24 (Call 06/15/22)	3,450	3,855,961
Series B, 5.00%, 12/15/33 (Call 06/15/26)	450	526,041
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	6,500	7,370,350
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	3,000	3,385,140
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	6,585	7,390,543
		2,031,341,514

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
North Carolina — 1.6%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/38 (Call 07/01/18)	$ 2,000	$ 2,005,320
Series B, 5.00%, 07/01/38 (Call 07/01/20)	1,000	1,061,290
County of Guilford NC GO, 5.00%, 03/01/25	1,800	2,117,826
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	1,225	1,352,706
County of Wake NC GO
5.00%, 03/01/19	1,000	1,024,940
5.00%, 02/01/20	1,500	1,579,560
Series B, 4.00%, 05/01/29 (Call 05/01/23)	2,730	2,919,298
Series C, 5.00%, 03/01/21	2,100	2,276,568
Series C, 5.00%, 03/01/25	1,600	1,882,512
North Carolina Capital Facilities Finance Agency RB
5.00%, 10/01/41 (Call 10/01/25)	1,000	1,141,900
5.00%, 10/01/55 (Call 10/01/25)	4,500	5,065,650
Series B, 5.00%, 07/01/42 (Call 10/01/26)	2,000	2,313,400
North Carolina Eastern Municipal Power Agency RB
Series A, 4.50%, 01/01/24 (PR 01/01/22)	500	533,255
Series A, 5.00%, 01/01/21 (ETM)	3,165	3,401,267
Series B, 5.00%, 01/01/21 (ETM)	4,090	4,406,034
Series B, 5.00%, 01/01/26 (PR 01/01/19)	10,405	10,604,152
Series B, 6.00%, 01/01/22 (ETM)	390	443,559
Series D, 5.00%, 01/01/23 (PR 07/01/22)	5,000	5,577,900
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/19	1,670	1,702,548
5.00%, 01/01/19 (ETM)	625	637,144
Series A, 5.00%, 01/01/27 (Call 01/01/26)	1,000	1,164,030
North Carolina Turnpike Authority RB, 5.00%, 07/01/41 (Call 07/01/21)	1,500	1,620,015
Raleigh Durham Airport Authority RB, Series A, 5.00%, 05/01/32 (Call 05/01/20)	630	663,869
State of North Carolina GO
Series 2013-D, 4.00%, 06/01/20	5,570	5,814,244
Series A, 5.00%, 06/01/22	7,900	8,833,859
Series A, 5.00%, 06/01/23	5,410	6,185,686
Series A, 5.00%, 06/01/25	3,800	4,491,448
Series A, 5.00%, 06/01/26	1,420	1,699,570
Series A, 5.00%, 06/01/27 (Call 06/01/26)	6,940	8,272,896
Series B, 5.00%, 06/01/18	1,000	1,000,000
Series B, 5.00%, 06/01/19	1,000	1,032,920
Series C, 4.00%, 05/01/21	1,000	1,060,590
Series C, 5.00%, 05/01/19	1,000	1,030,250
Series C, 5.00%, 05/01/20	3,160	3,351,275
Series D, 4.00%, 06/01/22	2,500	2,699,900
Series E, 5.00%, 05/01/19	2,450	2,524,112
Series E, 5.00%, 05/01/20	8,000	8,484,240
State of North Carolina RB
5.00%, 03/01/20	2,000	2,103,900
5.00%, 03/01/21	2,500	2,700,425
5.00%, 03/01/22	2,500	2,765,200
5.00%, 03/01/24	2,000	2,296,940
5.00%, 03/01/30 (Call 03/01/25)	2,000	2,288,340
5.25%, 03/01/20 (PR 03/01/19)	1,120	1,149,826
Series A, 5.00%, 05/01/29 (PR 05/01/20) (SAP)	1,500	1,589,340
Series B, 5.00%, 11/01/18	1,000	1,014,010
Series B, 5.00%, 11/01/23 (Call 11/01/21)	795	874,572
Series B, 5.00%, 05/01/25	5,000	5,868,100
Series B, 5.00%, 06/01/26	1,000	1,189,650
Series B, 5.00%, 05/01/27	2,000	2,407,680
Series B, 5.00%, 05/01/28 (Call 05/01/27)	5,000	5,997,050
Series C, 5.00%, 05/01/27 (Call 05/01/24)	1,500	1,718,055
Security	Par(000)	Value
North Carolina (continued)
Series C, 5.00%, 05/01/30 (PR 05/01/21)	$ 1,000	$ 1,087,000
Town of Cary NC Combined Utility Systems Revenue RB, 5.00%, 12/01/42 (PR 12/01/22)	1,000	1,127,800
		148,153,621
Ohio — 0.9%
Cincinnati City School District GO
5.25%, 12/01/25 (NPFGC-FGIC)	20	23,751
5.25%, 12/01/30 (NPFGC-FGIC)	1,000	1,255,550
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	1,000	1,064,870
Series 2017-1, 5.00%, 04/01/24	1,570	1,816,490
City of Columbus OH Sewerage Revenue RB
5.00%, 06/01/28 (Call 12/01/24)	2,000	2,303,080
5.00%, 06/01/32 (Call 06/01/26)	2,525	2,947,862
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,000	1,166,060
Northeast Ohio Regional Sewer District RB, 4.00%, 11/15/49 (Call 11/15/24)	8,560	8,834,947
Ohio State University (The) RB
Series A, 4.00%, 06/01/43 (Call 06/01/23)	1,000	1,031,970
Series A, 5.00%, 06/01/38 (Call 06/01/23)	1,100	1,220,659
Series A, 5.00%, 06/01/43 (Call 06/01/23)	2,000	2,211,500
Ohio Turnpike & Infrastructure Commission RB
0.00%, 02/15/34 (Call 02/15/31)(a)	2,145	2,100,062
4.00%, 02/15/46 (Call 02/15/28)	6,795	7,043,765
5.00%, 02/15/48 (Call 02/15/23)	6,500	7,077,200
5.25%, 02/15/33 (Call 02/15/23)	1,000	1,112,680
Series A, 5.00%, 02/15/31 (PR 02/15/20)	1,500	1,579,845
Series A, 5.00%, 02/15/33 (Call 02/15/28)	2,000	2,343,500
Series A-2, 0.00%, 02/15/37(a)	6,880	3,428,511
Series A-2, 0.00%, 02/15/40(a)	2,500	1,088,325
Series A-2, 0.00%, 02/15/41(a)	7,095	2,965,852
Ohio University RB, Series A, 5.00%, 12/01/44 (Call 06/01/27)	2,000	2,286,080
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series A, 5.00%, 12/01/21 (PR 12/01/19)	1,000	1,046,590
State of Ohio GO
Series A, 5.00%, 09/15/22	2,055	2,303,963
Series A, 5.00%, 12/15/23	2,500	2,875,275
Series A, 5.00%, 09/15/24	2,500	2,908,450
Series A, 5.00%, 09/01/25	2,800	3,305,652
Series B, 5.00%, 09/15/26	4,500	5,369,985
Series C, 5.00%, 09/15/21	2,000	2,193,540
Series C, 5.00%, 08/01/25	2,625	3,097,841
Series U, 5.00%, 05/01/27	2,000	2,409,440
State of Ohio RB, Series 1, 5.00%, 12/15/29 (Call 06/15/26)	1,000	1,167,400
		81,580,695
Oklahoma — 0.3%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/27 (PR 06/01/18) (BHAC)	1,515	1,515,000
Series A, 5.00%, 06/01/29 (Call 12/01/26)	5,365	6,322,545
Series A, 5.00%, 06/01/39 (Call 06/01/24)	2,000	2,244,680
Series A, 5.25%, 06/01/40 (PR 06/01/20)	500	532,485
Oklahoma Municipal Power Authority RB, Series A, 4.00%, 01/01/47 (Call 01/01/23)	2,025	2,059,688
Oklahoma Turnpike Authority RB
Series A, 4.00%, 01/01/47 (Call 01/01/26)	2,000	2,083,580
Series A, 5.00%, 01/01/19	1,000	1,019,020

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oklahoma (continued)
Series A, 5.00%, 01/01/20	$ 3,500	$ 3,672,550
Series A, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,076,480
Series A, 5.00%, 01/01/42 (Call 01/01/26)	2,000	2,273,560
Series B, 5.00%, 01/01/29 (PR 01/01/21)	500	538,635
Series C, 5.00%, 01/01/47 (Call 01/01/27)	1,955	2,242,288
University of Oklahoma (The) RB, Series C, 4.00%, 07/01/45 (Call 07/01/25)	2,000	2,078,680
		27,659,191
Oregon — 0.5%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/21	1,000	1,090,650
Series A, 5.00%, 03/01/35 (Call 03/01/20)	1,000	1,048,960
Series B, 5.00%, 06/15/22	2,000	2,232,860
Clackamas County School District No. 12 North Clackamas GO, Series B, 5.00%, 06/15/37 (Call 06/15/27) (GTD)	1,480	1,724,082
Oregon Health & Science University RB, Series B, 4.00%, 07/01/46 (Call 07/01/26)	2,000	2,071,200
Oregon State Lottery RB
Series A, 5.25%, 04/01/26 (PR 04/01/19)	3,475	3,577,304
Series C, 5.00%, 04/01/25 (Call 04/01/24)	8,975	10,341,623
Series D, 5.00%, 04/01/29 (Call 04/01/25) (MO)	2,000	2,318,680
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/28 (Call 11/15/24)	2,500	2,892,550
Series A, 5.00%, 11/15/29 (Call 11/15/24)	1,000	1,153,790
Series A, 5.00%, 11/15/31 (Call 11/15/24)	1,500	1,722,960
Series A, 5.00%, 11/15/33 (PR 05/15/19)	1,070	1,103,341
State of Oregon GO
Series A, 5.00%, 05/01/42 (Call 05/01/27)	3,500	4,067,315
Series L, 5.00%, 08/01/42 (Call 08/01/27)	2,910	3,393,206
Washington & Multnomah Counties School District No. 48J Beaverton GO
Series D, 0.00%, 06/15/35 (Call 06/15/27) (GTD)(a)	2,500	2,887,025
Series D, 0.00%, 06/15/36 (Call 06/15/27) (GTD)(a)	2,500	2,878,475
Washington County School District No. 1 West Union GO, 5.00%, 06/15/38 (Call 06/15/27) (GTD)	2,250	2,628,855
		47,132,876
Pennsylvania — 3.3%
City of Philadelphia PA Airport Revenue RB
Series A, 5.00%, 06/15/40 (Call 06/15/20)	500	524,190
Series A, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,139,090
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	1,500	1,724,985
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 07/01/45 (Call 07/01/24)	2,000	2,224,120
Series A, 5.00%, 10/01/47 (Call 10/01/27)	2,000	2,269,200
Series A, 5.00%, 10/01/52 (Call 10/01/27)	1,000	1,126,050
Series C, 5.00%, 08/01/40 (Call 08/01/20) (AGM)	1,000	1,052,390
Commonwealth of Pennsylvania GO
4.00%, 03/15/34 (Call 03/15/25)	2,000	2,080,660
5.00%, 03/15/20	3,000	3,152,790
5.00%, 03/15/31 (Call 03/15/25)	8,400	9,428,916
First Series, 4.00%, 01/01/30 (Call 01/01/27)	3,000	3,164,850
First Series, 4.00%, 06/15/33 (Call 06/15/24)	1,000	1,039,100
First Series, 4.00%, 03/01/36 (Call 03/01/28)	4,000	4,143,640
First Series, 4.00%, 03/01/37 (Call 03/01/28)	3,000	3,102,720
First Series, 5.00%, 07/01/18	2,805	2,812,658
First Series, 5.00%, 07/01/19	1,000	1,033,800
First Series, 5.00%, 06/01/20	1,000	1,056,880
First Series, 5.00%, 03/15/21	2,000	2,147,940
First Series, 5.00%, 07/01/22	1,000	1,101,570
Security	Par(000)	Value
Pennsylvania (continued)
First Series, 5.00%, 08/15/22	$ 2,500	$ 2,760,075
First Series, 5.00%, 11/15/22 (PR 11/15/21)	2,600	2,864,030
First Series, 5.00%, 01/01/23	2,500	2,775,425
First Series, 5.00%, 03/15/23	2,000	2,229,640
First Series, 5.00%, 04/01/23	1,000	1,115,340
First Series, 5.00%, 08/15/23	2,930	3,287,870
First Series, 5.00%, 01/01/24	1,500	1,688,175
First Series, 5.00%, 06/15/24	2,000	2,265,100
First Series, 5.00%, 08/15/24	2,000	2,269,360
First Series, 5.00%, 09/15/24	4,000	4,542,880
First Series, 5.00%, 11/15/24 (PR 11/15/21)	2,000	2,203,100
First Series, 5.00%, 04/01/25 (PR 04/01/23)	5,000	5,679,100
First Series, 5.00%, 08/15/25	3,000	3,435,810
First Series, 5.00%, 01/01/26	2,000	2,291,060
First Series, 5.00%, 03/15/26 (Call 03/15/25)	1,565	1,779,327
First Series, 5.00%, 09/15/26	2,340	2,699,330
First Series, 5.00%, 10/15/26 (Call 10/15/23)	1,000	1,116,220
First Series, 5.00%, 01/01/27	2,000	2,315,160
First Series, 5.00%, 06/01/27 (PR 06/01/22)	2,000	2,231,540
First Series, 5.00%, 01/01/28 (Call 01/01/27)	12,000	13,841,760
First Series, 5.00%, 11/15/29 (PR 11/15/21)	2,000	2,203,100
First Series, 5.00%, 03/01/32 (Call 03/01/28)	4,000	4,616,440
Second Series, 4.00%, 09/15/30 (Call 09/15/26)	5,000	5,296,250
Second Series, 5.00%, 07/01/18	4,185	4,196,425
Second Series, 5.00%, 08/01/18 (Call 07/02/18)	1,000	1,002,630
Second Series, 5.00%, 05/01/19	780	802,589
Second Series, 5.00%, 07/01/19	1,475	1,524,855
Second Series, 5.00%, 05/01/20	755	796,027
Second Series, 5.00%, 07/01/20	1,255	1,329,020
Second Series, 5.00%, 05/01/21 (PR 05/01/20)	1,500	1,589,340
Second Series, 5.00%, 07/01/21	500	540,470
Second Series, 5.00%, 09/15/21	3,500	3,800,300
Second Series, 5.00%, 01/15/22	2,300	2,511,600
Second Series, 5.00%, 10/15/23	1,200	1,350,324
Second Series, 5.00%, 01/15/25	1,365	1,552,182
Second Series, 5.00%, 09/15/27 (Call 09/15/26)	4,000	4,611,080
Second Series, 5.00%, 10/15/29 (Call 10/15/23)	1,900	2,111,774
Second Series, 5.00%, 10/15/30 (Call 10/15/23)	1,000	1,109,880
Second Series, 5.00%, 10/15/32 (Call 10/15/23)	2,500	2,766,825
Series D, 4.00%, 08/15/33 (Call 08/15/25)	3,000	3,133,440
Series T, 5.00%, 07/01/21	1,000	1,080,940
Series T, 5.00%, 07/01/22	1,700	1,872,669
County of Chester PA GO
5.00%, 07/15/28 (Call 07/15/19)	295	305,490
5.00%, 07/15/28 (PR 07/15/19)	1,115	1,154,148
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/47 (Call 07/01/27)	3,000	3,427,410
Delaware River Port Authority RB
5.00%, 01/01/33 (Call 01/01/24)	2,000	2,224,520
5.00%, 01/01/40 (Call 01/01/24)	1,515	1,663,743
Series D, 5.00%, 01/01/35 (Call 01/01/20)	3,875	4,041,974
Series D, 5.00%, 01/01/40 (Call 01/01/20) (AGM)	500	522,500
Delaware Valley Regional Finance Authority RB, Series A, 5.50%, 08/01/28 (AMBAC)	610	723,265
Pennsylvania Economic Development Financing Authority RB
5.00%, 01/01/21 (Call 01/01/19)	5,185	5,280,611
Series B, 5.00%, 07/01/21 (Call 06/21/18)	795	802,227

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB
5.00%, 09/01/45 (Call 03/01/25)	$ 3,525	$ 3,895,618
Series A, 5.00%, 05/01/31 (Call 05/01/21)	40	42,637
Series A, 5.00%, 05/01/31 (PR 05/01/21)	660	716,443
Pennsylvania State University RB, Series A, 5.00%, 09/01/47 (Call 09/01/27)	4,650	5,403,718
Pennsylvania Turnpike Commission RB
0.00%, 12/01/37 (Call 12/01/26)(a)	2,000	1,865,220
0.00%, 12/01/37 (Call 12/01/35)(a)	2,500	1,893,650
5.00%, 06/01/20	2,000	2,113,760
5.00%, 12/01/34 (Call 12/01/24)	3,000	3,355,290
5.00%, 12/01/38 (PR 12/01/19)	2,500	2,618,350
5.50%, 12/01/34 (PR 12/01/20)	500	543,220
6.00%, 12/01/36 (PR 12/01/20)	1,500	1,649,745
Second Series, 5.00%, 12/01/35 (Call 12/01/27)	3,500	3,920,875
Series A, 5.00%, 12/01/30 (Call 12/01/26)	1,835	2,068,724
Series A, 5.00%, 12/01/37 (Call 12/01/22)	1,120	1,223,813
Series A, 5.00%, 12/01/42 (Call 12/01/21)	825	884,969
Series A, 5.00%, 12/01/42 (PR 12/01/21)	175	192,621
Series A, 5.00%, 12/01/44 (Call 12/01/24)	6,495	7,171,389
Series A, 5.00%, 12/01/48 (Call 12/01/28)	1,000	1,151,600
Series A-1, 5.00%, 12/01/26 (Call 06/01/25)	1,000	1,144,960
Series A-1, 5.00%, 06/01/38 (PR 06/01/18) (AGC)	500	500,000
Series A-1, 5.00%, 12/01/38 (Call 12/01/24)	1,500	1,632,375
Series A-1, 5.00%, 12/01/40 (Call 06/01/25)	2,000	2,230,560
Series A-1, 5.00%, 12/01/42 (Call 12/01/27)	2,500	2,817,850
Series A-1, 5.00%, 12/01/43 (Call 12/01/22)	1,040	1,123,616
Series A-1, 5.00%, 12/01/46 (Call 06/01/26)	15,635	17,407,384
Series B, 5.00%, 12/01/24 (Call 12/01/19)	500	522,085
Series B, 5.00%, 06/01/29 (PR 06/01/19)	2,000	2,064,020
Series B, 5.00%, 12/01/40 (Call 12/01/25)	2,000	2,240,940
Series B, 5.00%, 12/01/45 (Call 12/01/25)	4,500	4,955,660
Series B, 5.25%, 06/01/24 (PR 06/01/19)	575	595,102
Series B, 5.25%, 06/01/39 (PR 06/01/19)	2,780	2,875,799
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,250	5,459,265
Series B-1, 5.00%, 06/01/42 (Call 06/01/27)	2,000	2,208,600
Series B-2, 5.00%, 06/01/28 (Call 06/01/27)	2,500	2,847,100
Series B-2, 5.00%, 06/01/32 (Call 06/01/27)	2,500	2,809,700
Series C, 5.00%, 12/01/39 (Call 12/01/24)	1,500	1,661,775
Series C, 5.00%, 12/01/43 (Call 12/01/23)	6,000	6,546,240
Series C, 5.00%, 12/01/44 (Call 12/01/24)	3,000	3,312,420
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,100	2,201,682
Series D, 5.50%, 12/01/41 (PR 12/01/19)	10,000	10,539,100
Series E, 6.00%, 12/01/30 (Call 12/01/27)	710	876,864
Series E, 6.38%, 12/01/38 (Call 12/01/27)	1,265	1,575,102
Philadelphia Gas Works Co. RB, 5.00%, 08/01/47 (Call 08/01/27)	1,500	1,677,435
State Public School Building Authority RB
5.00%, 06/01/31 (Call 12/01/26) (AGM)	2,000	2,269,020
5.50%, 06/01/28 (AGM)	470	559,605
Westmoreland County Municipal Authority RB, 5.00%, 08/15/37 (PR 08/15/23)	1,000	1,142,050
		304,167,850
Rhode Island — 0.1%
Rhode Island Commerce Corp. RB
Series A, 5.00%, 06/15/23	2,000	2,258,160
Series A, 5.25%, 06/15/19 (ETM) (AGC)	1,200	1,243,584
Series B, 5.00%, 06/15/26	2,500	2,926,375
Series B, 5.00%, 06/15/31 (Call 06/15/26)	2,500	2,887,250
Security	Par(000)	Value
Rhode Island (continued)
Rhode Island Health & Educational Building Corp. RB, Series A, 5.00%, 09/01/29 (Call 09/01/27)	$ 2,000	$ 2,410,240
		11,725,609
South Carolina — 0.8%
Charleston Educational Excellence Finance Corp. RB
5.00%, 12/01/26 (Call 12/01/23)	4,750	5,397,567
5.00%, 12/01/30 (Call 12/01/23)	2,000	2,251,800
City of Columbia SC Waterworks & Sewer System Revenue RB, Series A, 5.00%, 02/01/41 (PR 02/01/21)	500	539,850
Greenville County School District RB, 4.63%, 12/01/20 (AGC)	1,000	1,064,500
Piedmont Municipal Power Agency RB, Series A-2, 5.00%, 01/01/22 (Call 01/01/21)	1,000	1,066,080
South Carolina Public Service Authority RB
Series A, 5.00%, 12/01/31 (Call 06/01/26)	2,000	2,219,340
Series A, 5.00%, 12/01/36 (Call 06/01/26)	3,000	3,282,900
Series A, 5.00%, 12/01/37 (Call 06/01/26)	1,365	1,492,723
Series A, 5.00%, 12/01/49 (Call 06/01/24)	2,000	2,126,420
Series A, 5.00%, 12/01/50 (Call 06/01/25)	6,500	6,946,160
Series A, 5.50%, 01/01/38 (PR 01/01/19)	2,600	2,657,174
Series A, 5.50%, 12/01/54 (Call 06/01/24)	4,000	4,359,080
Series B, 5.00%, 12/01/38 (Call 12/01/23)	3,020	3,216,572
Series B, 5.00%, 12/01/46 (Call 12/01/26)	2,000	2,175,820
Series B, 5.00%, 12/01/56 (Call 12/01/26)	5,690	6,151,573
Series C, 4.00%, 12/01/45 (Call 12/01/24)	1,500	1,504,260
Series C, 5.00%, 12/01/28 (Call 12/01/24)	1,090	1,205,529
Series C, 5.00%, 12/01/30 (Call 12/01/24)	1,400	1,532,916
Series C, 5.00%, 12/01/36 (Call 12/01/21)	1,500	1,569,825
Series C, 5.00%, 12/01/46 (Call 12/01/24)	1,500	1,604,475
Series E, 5.00%, 01/01/40 (PR 01/01/20)	1,950	2,042,099
Series E, 5.00%, 12/01/48 (Call 12/01/23)	6,350	6,724,459
Series E, 5.25%, 12/01/55 (Call 12/01/25)	4,000	4,353,280
South Carolina Transportation Infrastructure Bank RB
Series A, 4.00%, 10/01/33 (Call 10/01/21)	1,000	1,032,030
Series A, 5.00%, 10/01/24	1,000	1,152,970
Series A, 5.25%, 10/01/40 (PR 10/01/19)	500	522,205
Series B, 3.38%, 10/01/32 (Call 10/01/22)	1,000	1,001,370
Series B, 3.63%, 10/01/33 (Call 10/01/22)	715	719,390
State of South Carolina GO
Series A, 4.00%, 04/01/22 (Call 04/01/20)	1,000	1,038,750
Series A, 5.00%, 06/01/18	1,000	1,000,000
Series A, 5.00%, 06/01/19	5,400	5,573,394
		77,524,511
Tennessee — 0.4%
City of Memphis TN GO
Series A, 5.00%, 04/01/26 (Call 04/01/25)	2,000	2,329,600
Series D, 5.00%, 07/01/21 (Call 07/01/20)	1,250	1,330,300
County of Shelby TN GO, Series A, 5.00%, 03/01/24	1,000	1,154,300
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series A, 5.00%, 05/15/36 (Call 05/15/21)	1,025	1,105,237
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/19	750	776,490
5.00%, 07/01/20	2,000	2,128,480
5.00%, 07/01/22	6,725	7,510,682
5.00%, 07/01/23 (Call 07/01/22)	810	903,280
5.00%, 07/01/23 (PR 07/01/22)	190	211,960

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Tennessee (continued)
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/46 (Call 07/01/27)	$ 1,290	$ 1,490,285
State of Tennessee GO
Series A, 5.00%, 08/01/18	1,500	1,508,370
Series A, 5.00%, 08/01/21	1,000	1,095,540
Series A, 5.00%, 08/01/22	3,500	3,924,305
Tennessee State School Bond Authority RB
5.00%, 11/01/40 (Call 11/01/25) (ST)	2,000	2,293,940
5.00%, 11/01/42 (Call 11/01/27) (ST)	3,000	3,507,330
5.00%, 11/01/43 (Call 11/01/22) (ST)	2,595	2,869,862
		34,139,961
Texas — 8.4%
Aldine Independent School District GO, 5.00%, 02/15/45 (Call 02/15/27) (PSF)	4,000	4,601,640
Alvin Independent School District/TX GO, Series B, 3.00%, 02/15/33 (Put 08/14/19) (PSF)(b)(c)	2,000	2,026,060
Austin Community College District GOL, 4.00%, 08/01/40 (Call 08/01/25)	1,500	1,559,610
Central Texas Regional Mobility Authority RB
5.00%, 01/01/40 (Call 01/01/26)	1,000	1,098,330
5.00%, 01/01/42 (Call 01/01/23)	1,560	1,671,041
5.00%, 01/01/46 (Call 01/01/26)	5,925	6,458,250
6.00%, 01/01/41 (PR 01/01/21)	1,000	1,096,980
Series A, 5.00%, 01/01/40 (Call 07/01/25)	1,000	1,094,570
Series A, 5.00%, 01/01/43 (Call 01/01/23)	2,500	2,692,250
Series A, 5.00%, 01/01/45 (Call 07/01/25)	2,500	2,723,350
Series B, 5.00%, 01/01/45 (Put 01/06/21)(b)(c)	500	527,820
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	385	357,176
0.00%, 08/15/21 (ETM)(a)	115	107,400
Series A, 5.00%, 08/15/41 (Call 08/15/22)	6,920	7,456,023
Series B, 0.00%, 08/15/37 (Call 08/15/24)(a)	1,000	441,930
Series B, 5.00%, 08/15/37 (Call 08/15/24)	1,500	1,655,055
Series C, 5.00%, 08/15/33 (Call 08/15/24)	2,000	2,191,400
Series C, 5.00%, 08/15/34 (Call 08/15/24)	1,500	1,639,155
Series C, 5.00%, 08/15/37 (Call 08/15/24)	4,520	4,915,545
Series C, 5.00%, 08/15/42 (Call 08/15/24)	9,900	10,720,413
City of Austin TX Electric Utility Revenue RB
5.00%, 11/15/40 (Call 11/15/22)	1,000	1,097,080
Series A, 5.00%, 11/15/45 (Call 11/15/25)	2,000	2,245,280
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/37 (Call 11/15/22)	1,000	1,099,280
5.00%, 11/15/39 (Call 05/15/24)	2,400	2,684,592
5.00%, 11/15/41 (Call 11/15/21)	1,000	1,084,130
5.00%, 11/15/42 (Call 11/15/27)	1,000	1,158,990
5.00%, 11/15/45 (Call 11/15/26)	1,000	1,145,840
Series A, 5.00%, 11/15/39 (PR 11/15/19)	1,000	1,046,230
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/31 (Call 07/02/18) (AMBAC)	5	5,012
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/45 (Call 07/15/25)	2,000	2,213,940
City of Dallas TX GOL
5.00%, 02/15/23	1,620	1,823,634
5.00%, 02/15/24	1,800	2,059,092
5.00%, 02/15/26 (Call 02/15/24)	2,000	2,266,160
5.00%, 02/15/27 (Call 02/15/24)	1,500	1,690,275
Series A, 5.00%, 02/15/20	605	636,992
Series A, 5.00%, 02/15/20 (ETM)	5	5,258
Security	Par(000)	Value
Texas (continued)
City of Dallas TX Waterworks & Sewer System Revenue RB
5.00%, 10/01/39 (Call 10/01/20)	$ 700	$ 744,331
5.00%, 10/01/39 (PR 10/01/20)	150	160,311
5.00%, 10/01/40 (Call 10/01/21)	1,500	1,624,365
Series A, 5.00%, 10/01/24	1,000	1,159,340
Series A, 5.00%, 10/01/26 (Call 10/01/25)	1,400	1,646,218
Series A, 5.00%, 10/01/30 (Call 10/01/26)	3,590	4,201,808
Series A, 5.00%, 10/01/41 (Call 10/01/26)	5,000	5,727,700
City of Houston TX Airport System Revenue RB
Series A, 5.50%, 07/01/34 (Call 07/02/18)	750	752,168
Series A, 5.50%, 07/01/39 (Call 07/02/18)	3,485	3,495,072
Series B, 5.00%, 07/01/26 (Call 07/01/21)	1,400	1,517,222
Series B, 5.00%, 07/01/30 (Call 07/01/28)	1,250	1,483,900
Series B, 5.00%, 07/01/31 (Call 07/01/22)	1,500	1,637,700
Series B, 5.00%, 07/01/32 (Call 07/01/22)	1,000	1,090,590
City of Houston TX Combined Utility System Revenue RB
6.00%, 11/15/36 (Call 05/15/19) (AGC)	55	57,218
6.00%, 11/15/36 (PR 05/15/19) (AGC)	945	982,375
Series A, 5.25%, 11/15/28 (Call 11/15/20)	2,035	2,192,672
Series A, 5.25%, 11/15/31 (Call 11/15/20)	1,000	1,076,980
Series B, 4.00%, 11/15/37 (Call 11/15/26)	2,000	2,093,420
Series B, 5.00%, 11/15/35 (Call 11/15/26)	4,000	4,605,880
Series B, 5.00%, 11/15/42 (Call 11/15/27)	4,000	4,611,120
Series B, 5.00%, 11/15/43 (Call 11/15/23)	1,000	1,113,620
Series C, 5.00%, 11/15/18	750	761,445
Series C, 5.00%, 05/15/20	1,725	1,828,776
Series C, 5.00%, 05/15/22	2,500	2,779,250
Series C, 5.00%, 05/15/26 (Call 05/15/24)	3,000	3,440,610
Series C, 5.00%, 05/15/28 (Call 05/15/24)	1,300	1,480,856
Series D, 5.00%, 11/15/21	890	978,190
Series D, 5.00%, 11/15/33 (Call 11/15/21)	1,000	1,090,360
Series D, 5.00%, 11/15/36 (Call 11/15/21)	2,650	2,880,285
Series D, 5.00%, 11/15/44 (Call 11/15/24)	2,000	2,251,580
City of Houston TX GOL
Series 2009A, 5.00%, 03/01/27 (Call 03/01/19)	105	107,391
Series A, 5.00%, 03/01/19	1,030	1,055,070
Series A, 5.00%, 03/01/20	1,000	1,054,070
Series A, 5.00%, 03/01/24	2,000	2,293,460
Series A, 5.00%, 03/01/25	2,350	2,726,564
Series A, 5.00%, 03/01/26 (Call 03/01/24)	1,540	1,743,788
Series A, 5.00%, 03/01/27 (PR 03/01/19)	895	916,516
Series A, 5.00%, 03/01/28 (Call 03/01/27)	1,700	1,998,231
City of San Antonio Texas Electric & Gas Systems Revenue RB
3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,000	1,021,250
5.00%, 02/01/21	2,500	2,699,925
5.00%, 02/01/22	5,400	5,972,616
5.00%, 02/01/23	1,040	1,175,616
5.00%, 02/01/44 (Call 02/01/24)	2,550	2,810,712
5.00%, 02/01/47 (Call 08/01/27)	4,850	5,571,292
5.00%, 02/01/48 (Call 02/01/23)	7,500	8,147,325
5.25%, 02/01/24	2,620	3,045,907
5.25%, 02/01/25	1,370	1,619,066
Series D, 5.00%, 02/01/19	600	613,494
City of San Antonio Texas GOL, 5.00%, 02/01/19	1,765	1,803,989
County of Bexar TX GOL
4.00%, 06/15/41 (Call 06/15/26)	2,035	2,125,985
5.00%, 06/15/38 (Call 06/15/24)	2,000	2,246,120
Series A, 5.00%, 06/15/41 (Call 06/15/26)	3,000	3,425,340

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Texas (continued)
County of Harris TX GO
Series A, 5.00%, 10/01/24 (Call 10/01/22)	$ 1,410	$ 1,575,083
Series A, 5.00%, 10/01/25	1,000	1,177,340
Series C, 5.25%, 08/15/19 (AGM)	1,500	1,563,540
County of Harris TX RB
5.00%, 08/15/38 (Call 08/15/19)	435	450,403
5.00%, 08/15/38 (PR 08/15/19)	565	585,894
Series A, 5.00%, 08/15/31 (Call 08/15/26)	2,000	2,328,160
Series A, 5.00%, 08/15/41 (Call 08/15/26)	3,505	3,999,976
Series C, 5.00%, 08/15/24 (PR 08/15/19)	500	519,095
Series C, 5.00%, 08/15/30 (Call 08/15/22)	3,000	3,312,090
Series C, 5.00%, 08/15/49 (Call 08/15/19)	1,000	1,033,480
County of Hays TX GOL, 4.00%, 02/15/42 (Call 02/15/27)	2,000	2,095,760
Cypress-Fairbanks Independent School District GO
Series B-3, 4.00%, 02/15/40 (Put 08/15/19) (PSF)(b)(c)	1,000	1,024,840
Series C, 4.00%, 02/15/29 (Call 02/15/24) (PSF)	2,000	2,136,380
Series C, 5.00%, 02/15/44 (Call 02/15/24) (PSF)	5,000	5,572,550
Dallas Area Rapid Transit RB
5.00%, 12/01/33 (PR 12/01/18)	250	254,035
5.25%, 12/01/29 (AMBAC)	1,050	1,302,451
5.25%, 12/01/43 (PR 12/01/18)	1,000	1,017,360
5.25%, 12/01/48 (PR 12/01/18)	1,170	1,190,311
Series A, 5.00%, 12/01/25 (Call 12/01/24)	3,015	3,503,279
Series A, 5.00%, 12/01/46 (Call 12/01/25)	6,630	7,490,044
Dallas Independent School District GO
4.00%, 02/15/31 (Call 02/15/25) (PSF)	1,000	1,066,490
5.00%, 08/15/28 (Call 08/15/22) (PSF)	1,000	1,111,640
5.00%, 08/15/29 (Call 08/15/22) (PSF)	500	555,185
Dallas/Fort Worth International Airport RB
Series A, 5.00%, 11/01/42 (Call 11/01/20)	1,000	1,060,470
Series A, 5.00%, 11/01/45 (Call 11/01/20)	500	531,080
Series A, 5.25%, 11/01/38 (Call 11/01/20)	500	536,300
Series B, 5.00%, 11/01/32 (Call 11/01/20)	1,000	1,064,820
Series B, 5.00%, 11/01/38 (Call 11/01/22)	1,000	1,096,270
Series B, 5.00%, 11/01/44 (Call 11/01/22)	1,500	1,639,830
Series C, 5.00%, 11/01/45 (Call 11/01/21)	2,000	2,148,780
Series D, 5.00%, 11/01/33 (Call 11/01/23)	1,000	1,117,130
Series D, 5.25%, 11/01/30 (Call 11/01/23)	1,000	1,139,370
Series F, 5.13%, 11/01/25 (Call 11/01/23)	1,000	1,140,140
Series G, 5.00%, 11/01/33 (Call 11/01/20)	2,000	2,127,700
Denton Independent School District GO, Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	2,000	2,268,200
Fort Bend Grand Parkway Toll Road Authority RB, 5.00%, 03/01/37 (Call 03/01/22)	1,000	1,088,360
Fort Worth Independent School District GO, 5.00%, 02/15/28 (Call 02/15/25) (PSF)	3,500	4,050,410
Grand Parkway Transportation Corp. RB
5.00%, 10/01/36 (Call 04/01/28)	3,000	3,507,180
5.00%, 10/01/43 (Call 04/01/28)	4,000	4,631,960
5.00%, 10/01/48 (Call 04/01/28)	1,500	1,728,750
5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,130,810
Series A, 5.50%, 04/01/53 (Call 10/01/23)	1,500	1,686,360
Series B, 0.00%, 10/01/45 (Call 10/01/28)(a)	2,000	1,863,280
Series B, 5.00%, 04/01/53 (Call 10/01/23)	6,000	6,576,960
Harris County Flood Control District GOL
5.00%, 10/01/26 (Call 10/01/24)	1,025	1,190,281
Series A, 5.25%, 10/01/21	1,115	1,231,740
Series A, 5.25%, 10/01/21 (ETM)	285	313,871
Security	Par(000)	Value
Texas (continued)
Harris County Flood Control District RB
Series A, 5.00%, 10/01/34 (PR 10/01/20) (GTD)	$ 1,520	$ 1,624,485
Series A, 5.00%, 10/01/39 (PR 10/01/20) (GTD)	1,000	1,068,740
Harris County Toll Road Authority (The) RB
Series A, 5.00%, 08/15/31 (Call 02/15/28)	2,000	2,375,060
Series A, 5.00%, 08/15/43 (Call 02/15/28)	2,000	2,316,080
Harris County-Houston Sports Authority RB
Series A, 0.00%, 11/15/42 (Call 11/15/31) (AGM)(a)	1,250	436,038
Series A, 0.00%, 11/15/50 (Call 11/15/31) (AGM)(a)	2,000	458,020
Series A, 5.00%, 11/15/28 (Call 11/15/24)	1,390	1,567,475
Houston Community College System GOL
4.00%, 02/15/43 (Call 02/15/23)	5,000	5,122,450
5.00%, 02/15/33 (Call 02/15/23)	2,000	2,212,740
Houston Independent School District GO, Series A, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	2,250	2,643,277
Houston Independent School District GOL
5.00%, 02/15/28 (Call 02/15/27) (PSF)	1,000	1,188,270
Series A, 5.00%, 02/15/30 (Call 02/15/26) (PSF)	5,000	5,813,100
Katy Independent School District GO
4.00%, 02/15/48 (Call 02/15/28) (PSF)	13,650	14,217,976
Series A, 5.00%, 02/15/45 (Call 02/15/25) (PSF)	1,500	1,683,630
Klein Independent School District GO
5.00%, 08/01/38 (Call 08/01/18) (PSF)	25	25,126
5.00%, 08/01/38 (PR 08/01/18) (PSF)	215	216,191
Leander Independent School District GO
Series A, 5.00%, 08/15/40 (Call 08/15/25) (PSF)	1,500	1,721,070
Series D, 0.00%, 08/15/36 (Call 08/15/24) (PSF)(a)	3,590	1,668,524
Series D, 0.00%, 08/15/36 (PR 08/15/24) (PSF)(a)	410	200,219
Lewisville Independent School District GO
Series A, 5.00%, 08/15/20 (PSF)	1,135	1,211,601
Series B, 5.00%, 08/15/28 (Call 08/15/25)	6,090	7,091,318
Lone Star College System GOL, 5.00%, 08/15/33 (PR 08/15/18)	6,000	6,041,400
Lower Colorado River Authority RB
5.00%, 05/15/40 (Call 05/15/20)	1,500	1,572,285
5.00%, 05/15/40 (Call 05/15/25)	5,760	6,344,582
5.00%, 05/15/45 (Call 05/15/25)	3,130	3,431,419
Series A, 5.00%, 05/15/35 (Call 05/15/20)	2,000	2,099,100
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/36 (Call 11/01/21)	1,000	1,085,610
Series A, 5.00%, 11/01/41 (Call 11/01/21)	1,000	1,083,220
Midland County Fresh Water Supply District No. 1 RB, Series A, 0.00%, 09/15/34 (Call 09/15/27)(a)	1,250	660,238
North East Independent School District/TX GO, 5.25%, 02/01/27 (PSF)	530	643,282
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/38 (PR 09/01/18)	1,700	1,714,212
North Texas Tollway Authority RB
0.00%, 01/01/33 (AGC)(a)	3,450	2,119,714
0.00%, 01/01/37 (AGC)(a)	3,250	1,684,345
0.00%, 09/01/43 (PR 09/01/31)(a)	500	548,000
6.00%, 01/01/34 (PR 01/01/21)	1,000	1,100,950
6.00%, 01/01/38 (PR 01/01/19) (AGC-ICC)	500	512,420
6.00%, 01/01/43 (PR 01/01/21)	250	275,238
Series A, 4.00%, 01/01/37 (Call 01/01/27)	500	516,500
Series A, 4.00%, 01/01/43 (Call 01/01/28)	3,615	3,722,293
Series A, 5.00%, 01/01/20	2,120	2,223,838
Series A, 5.00%, 01/01/22	3,300	3,635,082
Series A, 5.00%, 01/01/23	6,375	7,171,429
Series A, 5.00%, 01/01/24 (Call 01/01/23)	500	561,070

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Texas (continued)
Series A, 5.00%, 01/01/25 (Call 01/01/24)	$ 1,000	$ 1,140,500
Series A, 5.00%, 01/01/26 (Call 01/01/23)	2,235	2,489,410
Series A, 5.00%, 01/01/26 (Call 01/01/24)	3,000	3,406,380
Series A, 5.00%, 01/01/27 (Call 01/01/24)	5,000	5,660,550
Series A, 5.00%, 01/01/30 (Call 01/01/26)	8,375	9,636,945
Series A, 5.00%, 01/01/32 (Call 01/01/25)	7,000	7,865,130
Series A, 5.00%, 01/01/33 (Call 01/01/25)	2,000	2,238,300
Series A, 5.00%, 01/01/34 (Call 01/01/27)	1,000	1,151,020
Series A, 5.00%, 01/01/35	1,000	1,218,550
Series A, 5.00%, 01/01/36 (Call 01/01/27)	1,000	1,142,890
Series A, 5.00%, 01/01/38 (Call 01/01/23)	1,000	1,091,140
Series A, 5.00%, 01/01/38 (Call 01/01/25)	3,455	3,812,420
Series A, 5.00%, 01/01/39 (Call 01/01/26)	2,500	2,813,050
Series A, 5.00%, 01/01/39 (Call 01/01/28)	3,500	4,028,430
Series A, 5.00%, 01/01/43 (Call 01/01/28)	2,500	2,868,550
Series A, 5.00%, 01/01/48 (Call 01/01/28)	6,100	6,977,607
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,520	2,792,916
Series A, 6.00%, 01/01/28 (Call 01/01/19)	190	194,342
Series A, 6.00%, 01/01/28 (PR 01/01/19)	820	840,123
Series A, 6.25%, 01/01/39 (Call 01/01/19)	190	194,556
Series A, 6.25%, 01/01/39 (PR 01/01/19)	810	831,036
Series B, 0.00%, 09/01/37 (PR 09/01/31)(a)	1,620	699,192
Series B, 0.00%, 09/01/43 (PR 09/01/31)(a)	2,500	687,700
Series B, 5.00%, 01/01/24 (Call 01/01/23)	500	557,835
Series B, 5.00%, 01/01/26 (Call 01/01/23)	150	166,731
Series B, 5.00%, 01/01/29 (Call 01/01/25)	150	171,431
Series B, 5.00%, 01/01/31 (Call 01/01/24)	2,000	2,224,520
Series B, 5.00%, 01/01/31 (Call 01/01/26)	200	228,960
Series B, 5.00%, 01/01/34 (Call 01/01/25)	4,750	5,340,092
Series B, 5.00%, 01/01/38 (Call 01/01/21)	1,000	1,059,900
Series B, 5.00%, 01/01/40 (Call 01/01/23)	7,500	8,170,125
Series B, 5.00%, 01/01/42 (Call 01/01/22)	6,850	7,337,446
Series B, 5.00%, 01/01/43 (Call 01/01/27)	1,750	1,967,787
Series B, 5.00%, 01/01/48 (Call 01/01/27)	1,750	1,960,857
Series C, 0.00%, 09/01/45 (PR 09/01/31)(a)	500	599,485
Series C, 1.95%, 01/01/38 (Put 01/01/19)(b)(c)	1,000	998,930
Series C, 5.25%, 01/01/44 (Call 01/01/19)	2,300	2,340,089
Series C, 6.00%, 01/01/25 (Call 01/01/19)	185	189,261
Series C, 6.00%, 01/01/25 (PR 01/01/19)	815	834,764
Series D, 0.00%, 01/01/31 (AGC)(a)	965	644,166
Series D, 0.00%, 01/01/34 (AGC)(a)	2,900	1,707,491
Series D, 5.00%, 09/01/24 (PR 09/01/21)	700	766,038
Series D, 5.00%, 09/01/30 (PR 09/01/21)	1,175	1,285,849
Series D, 5.00%, 09/01/32 (PR 09/01/21)	4,770	5,220,002
Series K-1, 5.75%, 01/01/38 (PR 01/01/19) (AGC)	500	511,705
Pasadena Independent School District GO, 4.00%, 02/15/44 (Call 02/15/28) (PSF)	1,250	1,326,325
Permanent University Fund - University of Texas System RB
5.00%, 07/01/41 (Call 07/01/23)	2,000	2,205,780
Series B, 5.00%, 07/01/25 (Call 07/01/24)	1,000	1,161,480
Plano Independent School District GO
Series B, 5.00%, 02/15/20 (PSF)	3,000	3,162,270
Series B, 5.00%, 02/15/21 (PSF)	2,000	2,160,020
Richardson Independent School District GO, 5.00%, 02/15/42 (Call 02/15/26) (PSF)	6,930	7,932,355
Round Rock Independent School District GO, 5.00%, 08/01/33 (Call 08/01/18)	500	502,510
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	2,500	2,871,375
Security	Par(000)	Value
Texas (continued)
San Antonio Public Facilities Corp. RB
4.00%, 09/15/32 (Call 09/15/22)	$ 1,500	$ 1,553,670
4.00%, 09/15/42 (Call 09/15/22)	6,600	6,721,968
San Antonio Water System RB
5.00%, 05/15/27 (Call 05/15/22)	1,000	1,103,700
Series A, 5.00%, 05/15/43 (Call 05/15/28)	2,500	2,913,200
Series A, 5.00%, 05/15/48 (Call 05/15/28)	4,000	4,642,480
Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	1,200	1,183,488
Series C, 5.00%, 05/15/34 (Call 11/15/26)	1,220	1,413,687
Series C, 5.00%, 05/15/46 (Call 11/15/26)	1,220	1,394,985
State of Texas GO
4.00%, 10/01/33 (Call 04/01/24)	1,200	1,267,608
5.00%, 04/01/19	7,000	7,194,110
5.00%, 04/01/20	5,830	6,169,831
5.00%, 04/01/22	5,145	5,716,507
5.00%, 10/01/22	1,000	1,122,350
5.00%, 04/01/27 (Call 04/01/24)	2,000	2,296,280
5.00%, 10/01/27 (Call 04/01/24)	4,000	4,587,840
5.00%, 04/01/28 (Call 04/01/24)	2,000	2,285,720
5.00%, 10/01/33 (Call 10/01/27)	9,800	11,593,596
5.00%, 04/01/35 (Call 04/01/24)	1,660	1,873,044
5.00%, 04/01/36 (Call 04/01/22)	1,500	1,644,555
5.00%, 04/01/36 (Call 04/01/24)	1,000	1,126,040
5.00%, 10/01/36 (Call 10/01/25)	1,995	2,273,841
5.00%, 04/01/42 (Call 04/01/22)	3,000	3,278,760
5.00%, 04/01/44 (Call 04/01/26)	2,045	2,329,807
Series A, 4.00%, 10/01/31 (Call 10/01/24)	2,000	2,146,580
Series A, 4.00%, 10/01/44 (Call 10/01/24)	2,000	2,089,720
Series A, 5.00%, 10/01/18	2,155	2,179,373
Series A, 5.00%, 10/01/21	1,200	1,317,252
Series A, 5.00%, 10/01/22	1,000	1,122,350
Series A, 5.00%, 10/01/23	1,000	1,145,900
Series A, 5.00%, 10/01/24	5,610	6,529,030
Series A, 5.00%, 10/01/28 (Call 10/01/24)	5,000	5,752,150
Series A, 5.00%, 10/01/30 (Call 10/01/27)	2,000	2,387,820
Series A, 5.00%, 10/01/44 (Call 10/01/24)	13,650	15,379,182
Series B, 5.00%, 10/01/32 (Call 10/01/27)	2,500	2,968,850
Series D, 4.00%, 05/15/45 (Call 05/15/25)	2,000	2,082,460
Tarrant Regional Water District RB, 5.00%, 03/01/37 (Call 03/01/22)	3,000	3,263,970
Texas A&M University RB, Series E, 5.00%, 05/15/25	500	587,265
Texas State University System RB
Series A, 5.00%, 03/15/21	1,000	1,081,280
Series A, 5.00%, 03/15/28 (Call 03/15/27)	6,550	7,759,785
Series A, 5.00%, 03/15/31 (Call 03/15/27)	1,900	2,229,783
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18	9,825	9,903,109
5.00%, 10/01/19	3,000	3,128,700
5.00%, 04/01/20	4,000	4,230,160
5.00%, 10/01/20	500	535,785
5.00%, 10/01/21	6,300	6,917,715
5.00%, 10/01/26	2,905	3,462,121
Series A, 5.00%, 10/01/19	1,500	1,564,350
Series A, 5.00%, 10/01/21	1,500	1,647,075
Series A, 5.00%, 04/01/22	4,550	5,055,414
Series A, 5.00%, 04/01/23	5,020	5,699,357
Series A, 5.00%, 10/01/24	4,525	5,257,552
Texas Water Development Board RB
4.00%, 08/01/19	100	102,637
Series A, 4.00%, 10/15/32 (Call 10/15/27)	1,450	1,565,101

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Texas (continued)
Series A, 4.00%, 10/15/33 (Call 10/15/27)	$ 2,000	$ 2,150,320
Series A, 4.00%, 10/15/34 (Call 10/15/25)	3,000	3,182,550
Series A, 4.00%, 10/15/34 (Call 10/15/27)	1,000	1,070,950
Series A, 4.00%, 10/15/36 (Call 04/15/28)	3,000	3,188,490
Series A, 4.00%, 10/15/38 (Call 04/15/28)	4,260	4,520,243
Series A, 4.00%, 10/15/45 (Call 10/15/25)	2,000	2,070,920
Series A, 4.00%, 10/15/47 (Call 10/15/27)	3,755	3,912,823
Series A, 5.00%, 04/15/24	5,500	6,349,255
Series A, 5.00%, 04/15/29 (Call 10/15/27)	1,000	1,198,300
Series A, 5.00%, 10/15/31 (Call 10/15/25)	2,000	2,322,660
Series A, 5.00%, 10/15/31 (Call 10/15/27)	1,000	1,190,060
Series A, 5.00%, 10/15/40 (Call 10/15/25)	1,890	2,155,450
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/28 (Call 08/01/27)	2,000	2,390,680
Tyler Independent School District GO, 4.00%, 02/15/47 (Call 02/15/27) (PSF)	1,600	1,681,536
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,120,600
Series B, 5.00%, 08/15/18	1,000	1,006,880
Series B, 5.00%, 08/15/19	1,000	1,038,800
Series B, 5.00%, 08/15/21	2,445	2,678,180
Series B, 5.00%, 08/15/26	6,000	7,159,320
Series B, 5.00%, 08/15/43 (Call 08/15/22)	1,000	1,096,060
Series B, 5.38%, 08/15/23	1,500	1,744,650
Series C, 5.00%, 08/15/20	1,355	1,447,668
Series D, 5.00%, 08/15/21	600	657,222
Series D, 5.00%, 08/15/24	2,200	2,560,514
Series D, 5.00%, 08/15/25	3,910	4,617,827
Series E, 5.00%, 08/15/26	1,500	1,789,830
Series F, 5.00%, 08/15/47	2,000	2,593,800
Series J, 5.00%, 08/15/25	1,600	1,889,648
Series J, 5.00%, 08/15/26	2,000	2,386,440
Ysleta Independent School District GO, 5.00%, 08/15/47 (Call 08/15/26) (PSF)	2,940	3,343,780
		772,958,592
Utah — 0.7%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/21 (Call 07/01/18)	1,000	1,002,620
Series A, 5.00%, 07/01/22 (Call 07/01/18)	1,675	1,679,388
Salt Lake City Corp. Airport Revenue RB, Series B, 5.00%, 07/01/47 (Call 07/01/27)	2,000	2,295,140
State of Utah GO
5.00%, 07/01/23	1,500	1,716,900
5.00%, 07/01/25 (Call 01/01/25)	2,000	2,346,380
5.00%, 07/01/26	5,140	6,161,524
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	5,000	5,457,650
Series A, 5.00%, 07/01/19	1,500	1,553,625
Series A, 5.00%, 07/01/20	4,380	4,667,854
Series A, 5.00%, 07/01/20 (PR 07/01/18)	3,000	3,007,980
Series A, 5.00%, 07/01/21 (PR 07/01/18)	3,000	3,007,980
Series A, 5.00%, 07/01/22 (PR 07/01/21)	1,040	1,135,191
Series A, 5.00%, 07/01/26 (PR 07/01/21)	1,830	1,997,500
Series C, 5.00%, 07/01/18	2,700	2,707,236
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/23) (SAP)	3,000	3,431,040
Utah Transit Authority RB
5.00%, 06/15/42 (Call 06/15/22)	880	953,295
5.00%, 06/15/42 (PR 06/15/22)	600	667,644
Series A, 4.75%, 06/15/32 (PR 06/15/18) (AGM)	3,210	3,213,274
Series A, 5.00%, 06/15/24	4,000	4,631,720
Security	Par(000)	Value
Utah (continued)
Series A, 5.00%, 06/15/24 (PR 06/15/18)	$ 1,835	$ 1,837,018
Series A, 5.00%, 06/15/28 (PR 06/15/18)	1,275	1,276,403
Series A, 5.00%, 06/15/32 (PR 06/15/18) (AGM)	1,500	1,501,650
Series A, 5.00%, 06/15/36 (PR 06/15/18) (AGM)	1,900	1,902,090
Series A, 5.00%, 06/15/38 (Call 06/15/25)	5,500	6,263,510
		64,414,612
Vermont — 0.0%
University of Vermont & State Agricultural College RB, 5.00%, 10/01/40 (Call 10/01/25)	1,000	1,132,010
Virginia — 1.5%
Chesapeake Bay Bridge & Tunnel District RB, Series 2016, 5.00%, 07/01/41 (Call 07/01/26) (AGM)	3,000	3,372,450
City of Richmond VA Public Utility RB, Series A, 5.00%, 01/15/43 (Call 01/15/23)	2,000	2,211,040
City of Richmond VA RB
5.00%, 01/15/32 (Call 01/15/26)	2,020	2,346,816
Series A, 5.00%, 01/15/29 (Call 01/15/26)	2,000	2,344,640
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/26 (Call 06/01/25) (SAW)	3,000	3,539,460
Series D, 5.00%, 06/01/18	500	500,000
Series D, 5.00%, 06/01/19	1,000	1,033,020
County of Fairfax VA GO
Series A, 4.00%, 10/01/27 (Call 04/01/26) (SAW)	8,785	9,716,034
Series B, 5.00%, 10/01/22 (SAW)	1,000	1,125,000
Series B, 5.00%, 04/01/23 (SAW)	7,315	8,333,833
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	4,500	4,707,000
University of Virginia RB
5.00%, 06/01/40 (PR 06/01/18)	9,560	9,560,000
Series A, 5.00%, 04/01/39 (Call 04/01/27)	5,000	5,841,850
Series A, 5.00%, 06/01/43 (Call 06/01/23)	1,000	1,117,130
Series A-2, 5.00%, 04/01/45 (Call 04/01/25)	3,000	3,407,310
Series B, 5.00%, 08/01/21	1,100	1,204,731
Upper Occoquan Sewage Authority RB, Series A, 5.15%, 07/01/20 (NPFGC)	630	650,437
Virginia College Building Authority RB
Series 2012B, 5.00%, 09/01/20 (ST)	2,570	2,747,484
Series A, 4.00%, 02/01/32 (Call 02/01/25)	3,000	3,202,170
Series C, 5.00%, 02/01/30 (Call 02/01/27)	3,800	4,493,158
Series C, 5.00%, 02/01/31 (Call 02/01/27)	2,830	3,336,627
Series E, 5.00%, 02/01/25	2,500	2,917,800
Series E, 5.00%, 02/01/29 (Call 02/01/28)	7,000	8,406,650
Series E, 5.00%, 02/01/30 (Call 02/01/28)	2,000	2,394,360
Series E, 5.00%, 02/01/31 (Call 02/01/28)	1,000	1,193,420
Virginia Commonwealth Transportation Board RB
4.00%, 05/15/29 (PR 05/15/21) (SAP)	1,000	1,059,610
4.00%, 05/15/37 (Call 05/15/22)	2,500	2,600,900
4.00%, 05/15/42 (Call 05/15/27)	5,920	6,229,320
5.00%, 09/15/23	1,000	1,144,200
5.00%, 09/15/24	3,000	3,484,410
5.00%, 03/15/26	2,500	2,958,725
5.00%, 05/15/27 (PR 05/15/21) (SAP)	500	544,065
5.00%, 09/15/27	1,000	1,205,890
5.00%, 05/15/28 (PR 05/15/22)	1,000	1,114,520
5.00%, 05/15/33 (PR 05/15/21) (SAP)	2,275	2,475,496
5.00%, 05/15/34 (PR 05/15/21) (SAP)	3,000	3,264,390
Series A, 4.00%, 05/15/35 (Call 11/15/27)	1,000	1,063,090
Series A, 5.00%, 05/15/32 (Call 11/15/27)	550	651,832
Series A, 5.00%, 05/15/33 (Call 11/15/27)	500	590,295

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Virginia (continued)
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/28 (Call 08/01/27)	$ 2,980	$ 3,580,947
Series B, 5.00%, 08/01/25	1,910	2,238,883
Series C, 4.00%, 08/01/26 (Call 08/01/24)	2,500	2,727,675
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	2,000	2,090,520
5.00%, 08/01/23 (Call 08/01/22) (SAW)	2,500	2,793,525
5.00%, 08/01/26 (Call 08/01/25) (SAW)	1,515	1,782,413
Series C, 5.00%, 08/01/18 (SAW)	550	553,107
Series C, 5.00%, 08/01/19 (SAW)	770	799,183
		134,655,416
Washington — 3.0%
Central Puget Sound Regional Transit Authority RB
Series S-1, 5.00%, 11/01/31 (Call 11/01/25)	1,250	1,449,112
Series S-1, 5.00%, 11/01/36 (Call 11/01/25)	2,000	2,286,740
Series S-1, 5.00%, 11/01/45 (Call 11/01/25)	13,840	15,646,535
Series S-1-GREEN, 5.00%, 11/01/46	3,150	4,151,353
City of Seattle WA Municipal Light & Power Revenue RB
Series A, 4.00%, 05/01/45 (Call 05/01/25)	1,765	1,835,194
Series A, 5.25%, 02/01/36 (PR 02/01/21)	1,200	1,303,368
Series B, 5.00%, 02/01/21 (Call 02/01/20)	345	362,602
Series B, 5.00%, 02/01/21 (PR 02/01/20)	155	162,804
Series B, 5.00%, 02/01/22 (Call 02/01/20)	750	787,883
Series B, 5.00%, 02/01/22 (PR 02/01/20)	250	262,588
Series B, 5.00%, 02/01/24 (Call 02/01/20)	405	425,185
Series B, 5.00%, 02/01/24 (PR 02/01/20)	95	99,783
City of Tacoma WA Electric System Revenue RB
Series A, 4.00%, 01/01/42 (Call 07/01/23)	1,000	1,031,500
Series A, 5.00%, 01/01/38 (Call 07/01/23)	1,000	1,104,880
County of King WA Sewer Revenue RB
5.00%, 01/01/39 (PR 01/01/19)	8,205	8,362,044
5.00%, 07/01/40 (Call 01/01/25)	2,000	2,251,000
5.00%, 01/01/45 (PR 07/01/20)	1,000	1,062,081
5.00%, 01/01/50 (PR 07/01/20)	2,000	2,124,160
5.00%, 01/01/52 (Call 01/01/22)	4,000	4,318,520
5.13%, 01/01/41 (PR 01/01/21)	500	538,862
5.25%, 01/01/42 (PR 01/01/19)	1,000	1,020,560
Series B, 5.00%, 07/01/39 (Call 07/01/23)	3,000	3,350,790
Series B, 5.00%, 01/01/41 (PR 01/01/21)	1,330	1,429,260
Series B, 5.00%, 07/01/46 (Call 07/01/26)	3,000	3,436,650
Energy Northwest RB
4.00%, 07/01/38 (Call 07/01/25)	2,000	2,097,960
5.00%, 07/01/25	2,000	2,349,260
5.00%, 07/01/27	2,000	2,401,880
5.00%, 07/01/30 (Call 07/01/28)	3,000	3,607,980
5.00%, 07/01/34 (Call 07/01/25)	2,000	2,277,840
5.00%, 07/01/38 (Call 07/01/25)	6,465	7,314,372
Series A, 5.00%, 07/01/18 (ETM)	7,580	7,599,860
Series A, 5.00%, 07/01/19	11,065	11,463,008
Series A, 5.00%, 07/01/20	1,850	1,968,455
Series A, 5.00%, 07/01/21	2,000	2,180,540
Series A, 5.00%, 07/01/22	1,500	1,672,740
Series A, 5.00%, 07/01/22 (Call 07/01/21)	565	615,477
Series A, 5.00%, 07/01/23	1,000	1,138,900
Series A, 5.00%, 07/01/23 (Call 07/01/21)	2,100	2,283,666
Series A, 5.00%, 07/01/24	2,000	2,314,320
Series A, 5.00%, 07/01/27 (Call 07/01/26)	1,000	1,184,970
Series A, 5.00%, 07/01/28 (Call 07/01/22)	1,000	1,107,310
Series A, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,392,920
Series A, 5.25%, 07/01/18 (ETM)	2,185	2,191,140
Security	Par(000)	Value
Washington (continued)
Series C, 5.00%, 07/01/28 (Call 07/01/24)	$ 1,000	$ 1,145,530
FYI Properties RB, 5.50%, 06/01/39 (Call 06/01/19)	1,000	1,031,190
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/39 (Call 12/01/25) (GTD)	2,000	2,282,440
Port of Seattle WA RB
Series A, 5.00%, 08/01/30 (Call 08/01/22)	1,500	1,643,460
Series A, 5.00%, 08/01/31 (Call 08/01/22)	2,910	3,182,289
Snohomish County Public Utility District No. 1 RB, 5.00%, 12/01/40 (Call 12/01/25)	1,000	1,124,730
Snohomish County School District No. 201 Snohomish GO, 5.25%, 12/01/27 (PR 12/01/18) (GTD)	500	508,925
State of Washington GO
5.00%, 07/01/25 (Call 07/01/24)	1,500	1,736,670
5.00%, 07/01/26 (Call 07/01/24)	1,050	1,212,435
5.00%, 07/01/31 (Call 01/01/25)	1,000	1,142,220
5.00%, 07/01/32 (Call 01/01/25)	2,000	2,279,260
5.00%, 08/01/32 (Call 08/01/25)	2,500	2,877,175
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	3,000	3,112,650
Series 2014-A, 5.00%, 08/01/35 (Call 08/01/23)	1,500	1,670,385
Series 2017A, 5.00%, 08/01/37 (Call 08/01/26)	1,345	1,547,786
Series A, 5.00%, 01/01/20	1,500	1,575,150
Series A, 5.00%, 07/01/25 (PR 07/01/18)	1,330	1,333,538
Series A, 5.00%, 07/01/27 (PR 07/01/18)	4,750	4,762,635
Series A, 5.00%, 07/01/31 (PR 07/01/18)	3,400	3,409,044
Series A, 5.00%, 08/01/33 (Call 08/01/23)	2,800	3,138,156
Series A, 5.00%, 08/01/35 (Call 08/01/21)	500	540,250
Series A, 5.00%, 08/01/38 (Call 08/01/23)	1,215	1,348,674
Series B, 5.00%, 07/01/28 (Call 01/01/26)	2,500	2,917,575
Series B, 5.00%, 07/01/29 (Call 01/01/26)	1,500	1,743,810
Series B, 5.00%, 07/01/33 (Call 01/01/26)	3,000	3,454,260
Series C, 5.00%, 02/01/39 (Call 02/01/28)	9,800	11,459,434
Series C, 5.00%, 06/01/41 (Call 06/01/21)	20,455	21,938,601
Series D, 5.00%, 02/01/34 (PR 02/01/22)	1,000	1,107,160
Series D, 5.00%, 02/01/39 (Call 02/01/24)	900	1,002,915
Series D, 5.00%, 02/01/41 (Call 02/01/27)	1,435	1,651,183
Series E, 5.00%, 02/01/31 (PR 02/01/19)	1,500	1,533,135
Series R, 5.00%, 07/01/19	1,500	1,552,980
Series R, 5.00%, 07/01/23	2,000	2,278,820
Series R-2011A, 5.00%, 01/01/21	1,000	1,077,790
Series R-2012A, 5.00%, 07/01/18	1,200	1,203,240
Series R-2012C, 5.00%, 07/01/24 (Call 07/01/22)	3,750	4,166,325
Series R-2012C, 5.00%, 07/01/25 (Call 07/01/22)	1,000	1,108,960
Series R-2012C, 5.00%, 07/01/26 (Call 07/01/22)	1,500	1,660,965
Series R-2013C, 5.00%, 07/01/18	1,500	1,504,050
Series R-2015, 5.00%, 07/01/19	1,500	1,552,980
Series R-2015-C, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,729,965
Series R-2015-C, 5.00%, 07/01/29 (Call 01/01/25)	3,000	3,444,240
Series R-2015-C, 5.00%, 07/01/32 (Call 01/01/25)	1,000	1,139,630
Series R-2015E, 5.00%, 07/01/28 (Call 01/01/25)	1,500	1,729,965
Series R-2015E, 5.00%, 07/01/31 (Call 01/01/25)	3,000	3,426,660
Series R-2015E, 5.00%, 07/01/33 (Call 01/01/25)	2,850	3,238,740
Series R-2017A, 5.00%, 08/01/30 (Call 08/01/26)	2,000	2,342,720
Series R-2017A, 5.00%, 08/01/33 (Call 08/01/26)	3,915	4,548,447
Series R-2017A, 5.00%, 08/01/34 (Call 08/01/26)	5,000	5,789,250
Series R-2018C, 5.00%, 08/01/25	1,000	1,177,240
Series R-2018C, 5.00%, 08/01/28 (Call 08/01/27)	3,000	3,591,420
Series R-2018D, 5.00%, 08/01/32 (Call 08/01/27)	3,000	3,551,100
State of Washington RB
5.00%, 09/01/18	1,125	1,134,101

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Washington (continued)
5.00%, 09/01/19	$ 2,250	$ 2,337,390
5.00%, 09/01/20	1,000	1,065,640
5.00%, 09/01/21	3,000	3,272,160
5.00%, 09/01/24 (Call 09/01/23)	2,000	2,259,880
Series C, 5.00%, 09/01/18	1,200	1,209,708
University of Washington RB, Series A, 5.00%, 07/01/41 (Call 07/01/22)	1,000	1,097,900
Washington State University RB, 5.00%, 04/01/40 (Call 04/01/25)	2,055	2,301,477
		272,872,460
West Virginia — 0.0%
State of West Virginia GO, Series B, 5.00%, 12/01/41 (Call 06/01/28)	2,000	2,337,220
West Virginia Economic Development Authority RB, Series A, 5.00%, 06/15/40 (PR 06/15/20)	1,270	1,349,096
West Virginia University RB, Series B, 5.00%, 10/01/36 (Call 10/01/21)	1,000	1,075,610
		4,761,926
Wisconsin — 1.2%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	1,000	1,032,310
State of Wisconsin GO
5.00%, 05/01/27 (Call 05/01/25)	1,000	1,164,590
5.00%, 11/01/27 (Call 05/01/27)	2,500	2,998,525
5.00%, 11/01/31 (Call 05/01/27)	5,000	5,918,100
Series 1, 5.00%, 05/01/19	2,000	2,060,860
Series 1, 5.00%, 05/01/19 (AMBAC)	1,685	1,736,274
Series 1, 5.00%, 11/01/20	3,000	3,225,210
Series 1, 5.00%, 05/01/21	1,965	2,138,273
Series 1, 5.00%, 05/01/21 (ETM)	5	5,420
Series 1, 5.00%, 11/01/23	10,025	11,498,274
Series 1, 5.00%, 11/01/24	1,000	1,165,190
Series 2, 5.00%, 11/01/19	1,070	1,119,370
Series 2, 5.00%, 11/01/20	2,940	3,160,706
Series 2, 5.00%, 11/01/21	2,000	2,202,960
Series 2, 5.00%, 11/01/22	1,000	1,123,720
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	2,070	2,273,584
Series 2, 5.00%, 05/01/25 (Call 05/01/22)	1,025	1,137,176
Series 2, 5.00%, 05/01/25 (PR 05/01/22)	15	16,642
Series 2, 5.00%, 11/01/25	1,250	1,477,725
Series 2, 5.00%, 11/01/26	1,000	1,196,880
Series 2, 5.00%, 11/01/27 (Call 05/01/27)	1,000	1,199,410
Series 3, 5.00%, 11/01/21	2,840	3,128,203
Series 3, 5.00%, 11/01/22	4,175	4,691,531
Series 3, 5.00%, 11/01/30 (Call 05/01/27)	3,000	3,558,690
Security	Par/Shares (000)	Value
Wisconsin (continued)
Series 3, 5.00%, 11/01/31 (Call 05/01/27)	$ 2,000	$ 2,367,240
Series 3, 5.00%, 11/01/32 (Call 05/01/27)	2,000	2,362,020
Series 3, 5.00%, 11/01/33 (Call 05/01/27)	2,810	3,306,471
Series 4, 5.00%, 05/01/26 (Call 11/01/24)	3,510	4,080,691
Series B, 5.00%, 05/01/22 (PR 05/01/21)	1,500	1,628,280
Series D, 5.00%, 05/01/37 (Call 05/01/24)	5,000	5,609,500
State of Wisconsin RB
Series A, 5.38%, 05/01/25 (Call 05/01/19) (SAP)	1,855	1,915,807
Series A, 5.38%, 05/01/25 (PR 05/01/19) (SAP)	195	201,484
Series A, 5.63%, 05/01/28 (Call 05/01/19) (SAP)	1,330	1,376,337
Series A, 5.63%, 05/01/28 (PR 05/01/19) (SAP)	140	144,969
Series A, 5.75%, 05/01/33 (PR 05/01/19) (SAP)	9,250	9,588,643
Series A, 6.00%, 05/01/36 (PR 05/01/19) (SAP)	5,015	5,209,833
Series A, 6.25%, 05/01/37 (PR 05/01/19) (SAP)	1,000	1,041,100
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/22	1,000	1,116,830
Series 1, 5.00%, 07/01/27	1,000	1,210,870
Series 1, 5.00%, 07/01/28 (Call 07/01/27)	2,000	2,405,480
Series A, 5.00%, 07/01/20 (AGM)	2,000	2,127,640
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	1,095	1,132,843
Series I, 5.00%, 07/01/20 (NPFGC)	1,000	1,065,510
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/01/41 (Call 11/01/26)	3,075	3,463,219
		110,584,390
Total Municipal Debt Obligations — 98.9% (Cost: $9,075,458,280)		9,140,038,297

Short-Term Investments
Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 1.00%(d)(e)	31,092	31,095,273
Total Short-Term Investments — 0.4% (Cost: $31,091,530)		31,095,273
Total Investments in Securities — 99.3% (Cost: $9,106,549,810)		9,171,133,570
Other Assets, Less Liabilities — 0.7%		68,374,848
Net Assets — 100.0%		$ 9,239,508,418

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: Muni Cash	16,465	14,627	31,092	$31,095,273	$106,932	$ 1,067	$ 393

iShares® National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$ —	$9,140,038,297	$ —	$9,140,038,297
Money Market Funds	31,095,273	—	—	31,095,273
	$ 31,095,273	$9,140,038,297	$ —	$9,171,133,570
Portfolio Abbreviations - Fixed Income
AGC	Assured Guaranty Corp.
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOI	General Obligation of the Issuer
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax

iShares® New York Muni Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Municipal Debt Obligations
New York — 98.9%
Battery Park City Authority RB
Series A, 5.00%, 11/01/21	$ 1,115	$ 1,230,871
Series A, 5.00%, 11/01/22	365	412,297
Series A, 5.00%, 11/01/23	200	230,830
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	1,101,153
Brooklyn Arena Local Development Corp. RB
6.25%, 07/15/40 (PR 01/15/20)	125	133,951
6.38%, 07/15/43 (PR 01/15/20)	700	751,513
City of New York NY GO
5.00%, 08/01/26 (Call 08/01/25)	250	292,510
Series 1, 5.00%, 08/01/23	250	285,262
Series A, 5.00%, 08/01/21	500	546,640
Series A, 5.00%, 08/01/22	500	558,915
Series A, 5.00%, 08/01/23	400	456,420
Series A, 5.00%, 08/01/26 (Call 02/01/24)	350	398,863
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,192,640
Series A-1, 5.00%, 08/01/27 (Call 08/01/21)	250	271,878
Series A-1, 5.00%, 08/01/31 (Call 08/01/21)	200	216,862
Series A-1, 5.00%, 10/01/32 (Call 10/01/22)	500	553,305
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	578,135
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	572,650
Series B, 5.00%, 08/01/20	100	106,720
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	656,507
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	286,630
Series B-1, 5.25%, 09/01/20 (Call 09/01/18)	195	196,732
Series C, 5.00%, 08/01/19	680	706,017
Series C, 5.00%, 08/01/20	500	533,600
Series C, 5.00%, 08/01/21 (Call 08/01/19)	300	311,511
Series C, 5.00%, 08/01/23	500	570,525
Series C, 5.00%, 08/01/26	1,000	1,185,060
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	763,203
Series C, 5.00%, 08/01/31 (Call 02/01/28)	1,900	2,258,606
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	283,190
Series D-1, 5.00%, 10/01/30 (Call 10/01/21)	500	544,805
Series E, 5.00%, 08/01/23	740	844,377
Series E, 5.00%, 08/01/24	470	544,805
Series E, 5.00%, 08/01/27 (Call 08/01/19)	355	368,039
Series E, 5.00%, 08/01/27 (PR 08/01/19)	145	150,462
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	418,056
Series E-1, 4.00%, 03/01/42 (Call 03/01/28)	1,010	1,054,733
Series F, 5.00%, 08/01/21	240	262,387
Series F, 5.00%, 08/01/31 (Call 02/01/22)	250	272,995
Series F-1, 5.00%, 03/01/32 (Call 03/01/23)	350	389,049
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	500	552,250
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	579,910
Series F-3, 5.00%, 12/01/25	500	590,155
Series G-1, 5.00%, 04/01/22	500	555,150
Series G-1, 5.00%, 04/01/26 (Call 04/01/22)	1,000	1,099,450
Series G-1, 5.00%, 04/01/27 (Call 04/01/22)	250	274,863
Series H-1, 5.00%, 03/01/23 (Call 03/01/19)	490	502,074
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,114,870
Series I, 5.00%, 08/01/27 (Call 08/01/22)	725	803,097
Series I-1, 5.00%, 04/01/23 (Call 04/01/19)	160	164,384
Series J, 5.00%, 08/01/19	250	259,565
Series J, 5.00%, 08/01/21	600	655,968
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,267,552
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	595,618
Series J-1, 5.00%, 05/15/33 (Call 05/15/19)	240	246,948
Security	Par(000)	Value
New York (continued)
Series J-1, 5.00%, 05/15/33 (PR 05/15/19)	$ 160	$ 165,000
Series J-1, 5.00%, 05/15/36 (Call 05/15/19)	685	704,379
Series J-1, 5.00%, 05/15/36 (PR 05/15/19)	220	226,875
City of New York NY GOL, Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	566,695
County of Nassau NY GOL
Series A, 5.00%, 01/01/22	500	546,790
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	542,950
Series C, 5.00%, 10/01/21	500	546,150
Series C, 5.00%, 10/01/27	975	1,155,209
County of Westchester NY GO, Series B, 5.00%, 07/01/18	500	501,375
County of Westchester NY GOL, Series A, 5.00%, 01/01/22	600	664,860
Dutchess County Local Development Corp. RB, 5.00%, 07/01/42 (Call 07/01/27)	750	864,517
Erie County Industrial Development Agency (The) RB, Series A, 5.00%, 05/01/31 (PR 05/01/20) (SAW)	100	103,043
Hudson Yards Infrastructure Corp. RB
5.25%, 02/15/47 (Call 02/15/21)	480	515,635
5.25%, 02/15/47 (PR 02/15/21)	20	21,764
5.75%, 02/15/47 (Call 02/15/21)	385	418,056
5.75%, 02/15/47 (PR 02/15/21)	615	677,287
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,245,516
Series A, 5.00%, 02/15/23	250	283,457
Series A, 5.00%, 02/15/26	200	235,878
Series A, 5.00%, 02/15/29 (Call 02/15/27)	400	472,232
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	117,464
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	581,020
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,616,370
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	574,795
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	229,588
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	228,930
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	742,956
Long Island Power Authority RB
5.00%, 09/01/42 (Call 09/01/27)	1,000	1,144,700
Series 2015-B, 5.00%, 09/01/45 (Call 09/01/25)	750	834,045
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	278,708
Series A, 5.00%, 05/01/38 (PR 05/01/22)	1,000	1,087,890
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,000	1,110,020
Series A, 5.50%, 04/01/22 (PR 04/01/19)	500	515,990
Series A, 5.50%, 05/01/33 (PR 05/01/19) (BHAC)	1,760	1,820,650
Series A, 5.75%, 04/01/39 (PR 04/01/19)	380	392,928
Series A, 6.25%, 04/01/33 (PR 04/01/19)	250	259,525
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	275,950
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,118,705
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	567,435
Series B, 5.25%, 04/01/19 (ETM)	290	298,622
Metropolitan Transportation Authority RB
4.00%, 11/15/33 (Put 11/15/20)(a)(b)	150	155,921
Series 2015-C, 5.00%, 11/15/34 (Call 11/15/25)	350	396,651
Series A, 0.00%, 11/15/30(c)	850	559,368
Series A, 5.00%, 11/15/18	250	253,860
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	280,965
Series A, 5.00%, 11/15/37 (PR 11/15/21)	455	502,488
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	365,651
Series A, 5.00%, 11/15/46 (PR 11/15/21)	500	552,185
Series A, 5.50%, 11/15/39 (PR 11/15/18)	700	712,236
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,479,798
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	385,115
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,124,160
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	227,514

iShares® New York Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	$ 500	$ 588,400
Series B, 5.00%, 11/15/22	600	672,420
Series B, 5.00%, 11/15/24	500	579,480
Series B, 5.00%, 11/15/26	625	738,612
Series B, 5.00%, 11/15/34 (PR 11/15/20)	650	680,628
Series B, 5.00%, 11/15/37 (Call 11/15/26)	1,000	1,137,050
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	438,932
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,172,430
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	721,369
Series C, 5.00%, 11/15/22	260	291,382
Series C, 5.00%, 11/15/22 (ETM)	150	169,670
Series C, 5.00%, 11/15/41 (Call 11/15/22)	275	301,334
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	254,504
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,314,768
Series C, 6.25%, 11/15/23 (Call 11/15/18)	20	20,416
Series C, 6.25%, 11/15/23 (PR 11/15/18)	80	81,665
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	2,093,640
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	400	414,968
Series C-1, 5.00%, 11/15/25	200	234,374
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,398,336
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(a)(b)	250	262,878
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	259,383
Series D, 5.00%, 11/15/19	690	721,899
Series D, 5.00%, 11/15/25 (Call 11/15/22)	230	256,726
Series D, 5.00%, 11/15/27 (Call 11/15/19)	270	282,088
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	553,850
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	984,669
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	580,600
Series D, 5.00%, 11/15/34 (PR 11/15/20)	1,015	1,092,160
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	275,480
Series D, 5.25%, 11/15/28 (PR 11/15/20)	700	757,379
Series D-1, 5.00%, 11/01/22	250	279,920
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	1,003,113
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	107,622
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	98,579
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	593,843
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	276,593
Monroe County Industrial Development Corp./NY RB, Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,611,008
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,077,390
Nassau County Interim Finance Authority RB, Series 2015A, 5.00%, 11/15/22	1,285	1,452,333
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.13%, 11/01/23 (PR 11/01/18) (BHAC)	250	253,558
Series A, 5.38%, 11/01/28 (PR 11/01/18) (BHAC)	235	238,581
New York City Educational Construction Fund RB, Series A, 5.75%, 04/01/41 (Call 04/01/21)	445	486,358
New York City Industrial Development Agency RB
4.50%, 03/01/39 (Call 07/02/18) (FGIC)	270	270,227
5.00%, 03/01/31 (Call 07/02/18) (FGIC)	210	211,464
5.00%, 03/01/36 (Call 07/02/18) (NPFGC)	275	275,490
5.00%, 03/01/46 (Call 07/02/18) (FGIC)	455	457,439
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	374,003
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	425	475,367
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	633,270
Series S-1A, 5.00%, 07/15/33 (Call 07/15/21) (SAW)	420	454,537
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	564,300
Security	Par(000)	Value
New York (continued)
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	$ 380	$ 398,700
Series S-3, 5.25%, 01/15/30 (Call 01/15/19) (SAW)	500	510,970
Series S-4, 5.50%, 01/15/39 (Call 01/15/19) (SAW)	500	511,015
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	597,265
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/29 (PR 05/01/19)	150	154,496
5.00%, 08/01/29 (Call 08/01/24)	500	573,685
5.00%, 11/01/29 (Call 05/01/27)	1,000	1,182,750
5.00%, 05/01/32 (Call 05/01/26)	500	578,305
5.00%, 08/01/36 (Call 08/01/25)	1,000	1,136,220
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,138,340
5.00%, 02/01/41 (Call 02/01/25)	1,400	1,572,298
Series A, 5.00%, 11/01/21	500	550,565
Series A, 5.00%, 11/01/27 (Call 11/01/21)	400	437,956
Series A, 5.00%, 11/01/38 (Call 11/01/23)	350	392,304
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	387,600
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	368,914
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	446,852
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,162,560
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	418,096
Series B, 5.00%, 11/01/18	1,005	1,019,331
Series B, 5.00%, 11/01/19	400	418,744
Series B, 5.00%, 11/01/20	350	376,362
Series B, 5.00%, 11/01/20 (Call 11/01/19)	125	130,840
Series B, 5.00%, 11/01/20 (PR 11/01/19)	50	52,186
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	306,809
Series B-1, 4.00%, 08/01/42 (Call 08/01/27)	1,350	1,413,234
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	582,940
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,172,190
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	500	570,965
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,679,385
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	500	571,095
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,152,160
Series C, 5.00%, 11/01/21	500	550,565
Series C, 5.00%, 11/01/25 (Call 05/01/25)	500	585,765
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	585,520
Series C, 5.00%, 11/01/33 (Call 11/01/20)	430	459,231
Series C, 5.00%, 11/01/39 (Call 11/01/20)	250	266,205
Series C-1, 5.00%, 05/01/23	500	569,035
Series C-2, 5.00%, 05/01/32 (Call 05/01/28)	500	594,595
Series D, 5.00%, 11/01/23 (Call 05/01/20)	250	264,405
Series D, 5.00%, 02/01/25 (Call 02/01/21)	155	166,933
Series D, 5.00%, 02/01/27 (Call 02/01/21)	250	268,575
Series D, 5.00%, 02/01/31 (Call 02/01/21)	300	321,486
Series D, 5.00%, 02/01/35 (Call 02/01/21)	500	534,335
Series E, 5.00%, 11/01/23 (Call 05/01/21)	115	125,005
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	872,542
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	571,995
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,739,610
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	230,624
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	567,585
Series E-1, 5.00%, 02/01/42 (Call 02/01/22)	250	271,620
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,158,690
Series F-1, 5.00%, 05/01/39 (Call 05/01/22)	670	732,504
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	359,928
New York City Trust for Cultural Resources RB, 5.00%, 04/01/31 (PR 10/01/19)	500	505,655

iShares® New York Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
New York City Water & Sewer System RB
5.00%, 06/15/26 (Call 06/15/21)	$ 750	$ 814,687
5.00%, 06/15/29 (Call 06/15/18)	160	160,176
5.00%, 06/15/29 (PR 06/15/18)	25	25,028
5.00%, 06/15/31 (Call 06/15/21)	160	173,603
5.00%, 06/15/39 (Call 06/15/25)	1,360	1,543,233
5.00%, 06/15/44 (Call 12/15/21)	500	541,810
5.00%, 06/15/46 (Call 06/15/23)	195	214,422
5.38%, 06/15/43 (Call 12/15/20)	125	135,553
Series 2013-CC, 5.00%, 06/15/47 (Call 06/15/23)	370	406,671
Series 2013-CC, 5.00%, 06/15/47 (PR 06/15/23)	330	377,662
Series A, 5.50%, 06/15/21 (PR 06/15/18)	660	660,838
Series AA, 5.00%, 06/15/34 (PR 06/15/21)	420	459,073
Series AA, 5.00%, 06/15/44 (PR 06/15/21)	150	163,955
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	409,656
Series BB, 5.00%, 06/15/31 (Call 06/15/20)	610	647,991
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	564,310
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	506,064
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	720,031
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	589,415
Series CC, 5.00%, 06/15/34 (Call 06/15/18)	200	200,516
Series CC, 5.00%, 06/15/45 (Call 12/15/21)	1,100	1,191,597
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	265,978
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,112,490
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	500	569,570
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	205	229,805
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	565,595
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	500	563,305
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	559,175
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,719,450
Series DD-2-BLOCK, 5.00%, 06/15/21	500	546,205
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	548,645
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	581,165
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	349,413
Series FF, 5.00%, 06/15/25 (Call 06/15/20)	500	532,070
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,362,587
Series FF-2, 5.00%, 06/15/40 (Call 06/15/19)	250	257,533
Series GG, 5.00%, 06/15/26 (Call 06/15/21)	260	282,425
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	568,045
Series GG, 5.00%, 06/15/43 (PR 06/15/21)	280	306,048
Series GG-1, 5.00%, 06/15/39 (Call 06/15/19)	1,675	1,725,652
Series GG-1, 5.25%, 06/15/32 (Call 06/15/19)	750	775,830
Series GG-2, 5.25%, 06/15/40 (Call 06/15/19)	115	118,744
New York City Water & Sewer System RB BAB, Series EE, 5.00%, 06/15/18, (ETM)	825	825,916
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	282,610
Series A, 0.00%, 11/15/48(c)	500	150,165
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	569,320
New York Liberty Development Corp. RB
5.00%, 12/15/41 (Call 12/15/21) (GOI)	1,270	1,377,086
5.25%, 12/15/43 (Call 12/15/21) (GOI)	740	811,506
5.75%, 11/15/51 (Call 11/15/21)	90	99,949
New York Local Government Assistance Corp. RB
Series A, 5.00%, 04/01/19	510	524,316
Series A, 5.00%, 04/01/20	1,500	1,586,310
Series A, 5.00%, 04/01/21	500	543,290
Series A-5/6, 5.50%, 04/01/19	325	335,449
Series B, 5.00%, 04/01/19 (GOI)	305	313,561
Series-B-7V, 1.07%, 04/01/20 (Put 06/06/18)(a)(b)	100	100,000
Security	Par(000)	Value
New York (continued)
New York Municipal Bond Bank Agency RB
5.00%, 12/01/19 (SAW)	$ 50	$ 52,405
5.00%, 12/01/21	1,000	1,102,110
New York Power Authority (The) RB
Series A, 4.50%, 11/15/47 (Call 07/02/18) (NPFGC)	355	355,788
Series A, 5.00%, 11/15/22 (GOI)	350	394,303
Series A, 5.00%, 11/15/38 (Call 11/15/21) (GOI)	410	447,904
Series C, 5.00%, 11/15/20 (Call 07/02/18) (NPFGC)	1,090	1,092,987
Series C, 5.00%, 11/15/21 (Call 07/02/18) (NPFGC)	350	350,959
New York State Dormitory Authority RB
0.92%, 07/01/31 (Put 06/01/18)(a)(b)	125	125,000
1.01%, 11/01/34 (Put 06/07/18)(a)(b)	100	100,000
5.00%, 07/01/22 (Call 07/01/18)	500	501,340
5.00%, 07/01/22 (Call 07/01/19)	460	476,095
5.50%, 07/01/23 (NPFGC)	200	226,932
Series 1, 5.50%, 07/01/40 (AMBAC)	400	527,340
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	522,220
Series A, 5.00%, 03/15/20	800	845,072
Series A, 5.00%, 05/15/20	520	552,521
Series A, 5.00%, 12/15/20	150	161,744
Series A, 5.00%, 03/15/21	825	894,391
Series A, 5.00%, 02/15/24	1,000	1,151,440
Series A, 5.00%, 03/15/24	500	577,645
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	280,945
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,121,940
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	405,690
Series A, 5.00%, 07/01/26	1,000	1,183,360
Series A, 5.00%, 10/01/26	255	307,530
Series A, 5.00%, 10/01/27	500	612,705
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	393,618
Series A, 5.00%, 10/01/28	500	619,795
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	643,270
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	459,044
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	558,905
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,144,260
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	385,278
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	567,155
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	576,445
Series A, 5.00%, 07/01/37 (Call 07/01/22)	760	831,283
Series A, 5.00%, 03/15/38 (Call 03/15/23)	500	556,455
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	572,170
Series A, 5.00%, 07/01/41 (Call 07/01/26)	250	283,125
Series A, 5.00%, 02/15/43 (Call 02/15/23)	500	549,235
Series A, 5.00%, 07/01/43 (Call 07/01/23)	1,025	1,139,175
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	559,445
Series A, 5.00%, 07/01/45 (Call 07/01/25)	100	110,248
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	281,313
Series A, 5.00%, 10/01/47	300	402,219
Series A, 5.00%, 10/01/48	500	673,830
Series A, 5.50%, 07/01/18 (NPFGC-FGIC)	375	376,177
Series A-2, 1.01%, 07/01/32 (Put 06/07/18)(a)(b)	100	100,000
Series A-2, 5.00%, 10/01/46	225	300,564
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	828,950
Series B, 0.80%, 07/01/28 (Put 06/07/18)(a)(b)	250	250,000
Series B, 5.00%, 10/01/22	125	140,791
Series B, 5.00%, 02/15/26	1,000	1,182,470
Series B, 5.00%, 03/15/28 (PR 03/15/19)	200	205,234
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,142,640
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	885,607
Series B, 5.00%, 03/15/31 (Call 03/15/22)	1,050	1,153,257

iShares® New York Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
Series B, 5.00%, 07/01/33 (PR 07/01/18) (AGC)	$ 105	$ 105,272
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	568,040
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,169,300
Series B, 5.00%, 03/15/34 (Call 03/15/22)	440	481,593
Series B, 5.00%, 03/15/35 (Call 03/15/22)	500	546,885
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	579,835
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	564,125
Series B, 5.00%, 10/01/38 (Call 04/01/28)	500	595,790
Series B, 5.00%, 03/15/42 (Call 03/15/22)	600	654,222
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,153,580
Series C, 5.00%, 03/15/29 (Call 03/15/21)	220	237,138
Series C, 5.00%, 03/15/31 (Call 03/15/21)	250	269,123
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	562,855
Series C, 5.00%, 03/15/41 (Call 03/15/21)	500	536,145
Series D, 5.00%, 02/15/23	200	226,382
Series D, 5.00%, 02/15/25	400	467,480
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	237,170
Series D, 5.00%, 02/15/40 (Call 02/15/22)	300	326,763
Series D, 5.00%, 02/15/42 (Call 02/15/22)	250	272,118
Series E, 5.00%, 02/15/23	500	565,955
Series E, 5.00%, 02/15/24	1,000	1,151,440
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,153,920
Series E, 6.13%, 01/01/31 (Call 01/01/19)	250	256,460
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM)	400	444,380
New York State Environmental Facilities Corp. RB
4.00%, 06/15/46 (Call 06/15/26)	800	838,064
5.00%, 06/15/18	100	100,115
5.00%, 06/15/21 (Call 06/15/18)	500	501,345
Series A, 4.00%, 06/15/26 (Call 06/15/22)	420	449,673
Series A, 5.00%, 06/15/18	500	500,575
Series A, 5.00%, 06/15/19	600	621,204
Series A, 5.00%, 06/15/20	1,065	1,134,406
Series A, 5.00%, 06/15/22	375	419,587
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	713,728
Series A, 5.00%, 06/15/24 (Call 06/15/22)	640	712,678
Series A, 5.00%, 06/15/34 (Call 06/15/19)	180	185,629
Series A, 5.00%, 06/15/35 (Call 06/15/27)	1,200	1,411,452
Series A, 5.13%, 06/15/38 (Call 06/15/19)	120	123,805
Series B, 5.00%, 06/15/33 (Call 06/15/18)	500	501,325
Series B, 5.00%, 06/15/41 (Call 06/15/21)	90	97,376
Series D, 5.00%, 06/15/22	520	581,828
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,158,040
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A-1, 5.00%, 04/01/31 (Call 04/01/21)	200	215,480
New York State Thruway Authority RB
5.00%, 01/01/31 (Call 01/01/25)	250	284,262
5.00%, 01/01/32 (Call 01/01/25)	340	385,502
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	601,555
Series A, 5.00%, 05/01/19	2,700	2,781,432
Series A, 5.00%, 03/15/20	230	242,958
Series A, 5.00%, 03/15/21 (Call 09/15/20)	85	91,009
Series A, 5.00%, 03/15/23 (Call 09/15/21)	250	274,110
Series A, 5.00%, 03/15/26 (PR 09/15/18)	300	302,961
Series A, 5.00%, 03/15/29 (Call 09/15/20)	250	267,268
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	561,175
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	671,700
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	3,141,565
Series B, 5.50%, 04/01/20 (AMBAC)	260	277,672
Series C, 5.25%, 03/15/19	250	257,163
Series I, 5.00%, 01/01/37 (Call 01/01/22)	300	326,349
Security	Par(000)	Value
New York (continued)
Series I, 5.00%, 01/01/42 (Call 01/01/22)	$ 1,000	$ 1,084,970
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	530,230
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	528,525
Series L, 5.00%, 01/01/21	250	268,860
Series L, 5.00%, 01/01/25	200	231,320
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	944,671
New York State Urban Development Corp. RB
5.00%, 12/15/18	195	198,750
5.00%, 03/15/28 (Call 03/15/19)	30	30,745
5.00%, 03/15/28 (PR 03/15/19)	220	225,843
Series A, 5.00%, 03/15/19	725	744,372
Series A, 5.00%, 03/15/20	1,000	1,056,340
Series A, 5.00%, 03/15/22	545	604,863
Series A, 5.00%, 03/15/23	1,570	1,780,600
Series A, 5.00%, 03/15/25	350	409,482
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	872,985
Series A, 5.00%, 03/15/31 (Call 03/15/21)	250	269,053
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	463,548
Series A, 5.00%, 03/15/32 (Call 03/15/26)	600	693,504
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	585,085
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	398,653
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	229,058
Series A-1, 5.00%, 03/15/21	450	487,723
Series A-1, 5.00%, 03/15/22	400	443,936
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	583,700
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	265,500
Series B, 5.00%, 01/01/21 (Call 07/01/18)	750	751,920
Series B-1, 5.00%, 03/15/36 (PR 03/15/19)	250	256,640
Series B-1, 5.25%, 03/15/38 (PR 03/15/19)	120	123,419
Series C, 4.00%, 03/15/47 (Call 09/15/27)	500	521,255
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	793,219
Series C, 5.00%, 03/15/39 (Call 09/15/27)	500	579,585
Series D, 5.25%, 01/01/20 (Call 01/01/19)	650	663,520
Series D, 5.50%, 01/01/19	400	408,936
Series D, 5.63%, 01/01/28 (Call 01/01/19)	400	409,196
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	113,025
Port Authority of New York & New Jersey RB
4.00%, 09/15/31 (Call 09/15/19)	500	509,695
4.00%, 12/01/31 (Call 06/01/22) (GOI)	250	263,480
4.00%, 06/01/32 (Call 06/01/22)	170	178,837
4.00%, 12/15/40 (Call 06/15/24)	400	416,528
4.00%, 06/15/44 (Call 06/15/24)	250	258,943
4.50%, 09/15/39 (Call 09/15/19) (GOI)	475	488,889
4.75%, 07/15/31 (Call 07/15/18) (GOI)	200	200,754
4.75%, 07/15/32 (Call 07/15/18) (GOI)	130	130,490
5.00%, 09/01/34 (Call 09/01/24) (GOI)	250	284,507
5.00%, 07/15/35 (Call 07/15/18) (GOI)	200	200,810
5.00%, 09/01/36 (Call 09/01/24) (GOI)	400	453,732
5.00%, 09/15/36 (Call 09/15/19) (GOI)	200	207,828
5.00%, 01/15/41 (Call 01/15/21) (GOI)	250	266,498
5.00%, 10/15/47 (Call 04/15/27)	750	861,555
5.00%, 04/15/57 (Call 04/15/27)	500	567,725
Series 163, 5.00%, 07/15/32 (Call 07/15/20) (GOI)	275	292,105
Series 190, 5.00%, 05/01/33 (Call 05/01/20)	250	264,018
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,167,900
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	500	573,440
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	565,970
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,147,440
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	580,555
Series 205, 5.00%, 11/15/42 (Call 11/15/27)	405	470,476

iShares® New York Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	$ 500	$ 590,975
Series 5, 5.38%, 03/01/28 (GOI)	500	587,805
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/18	1,250	1,265,562
Series A, 5.00%, 10/15/19	935	976,149
Series A, 5.00%, 10/15/20	1,535	1,650,002
Series A, 5.00%, 10/15/21	250	275,390
Series A, 5.00%, 10/15/23	300	345,387
Series A, 5.00%, 10/15/24	1,750	2,048,515
Series A, 5.00%, 10/15/26 (Call 10/15/24)	750	872,115
Series A, 5.00%, 10/15/28 (Call 10/15/24)	1,750	2,027,060
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,592,778
State of New York GO
Series A, 5.00%, 02/15/34 (Call 02/15/19)	475	485,640
Series A, 5.00%, 02/15/39 (Call 02/15/19)	450	459,571
Suffolk County Water Authority RB, 4.00%, 06/01/31 (Call 06/01/25)	1,000	1,078,350
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/43 (Call 05/15/28)	500	585,445
Series A, 0.00%, 11/15/30(c)	445	292,490
Series A, 0.00%, 11/15/32(c)	200	120,636
Series A, 5.00%, 11/15/22	150	168,579
Series A, 5.00%, 01/01/23 (PR 01/01/22)	75	83,034
Series A, 5.00%, 11/15/24	200	233,880
Series A, 5.00%, 11/15/24 (Call 05/15/23)	125	141,320
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	561,040
Series A, 5.00%, 01/01/28 (PR 01/01/22)	350	387,964
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	282,983
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,568,146
Series A, 5.00%, 11/15/47 (Call 05/15/27)	1,500	1,728,780
Series A, 5.25%, 01/01/28 (PR 01/01/22) (GOI)	425	474,759
Series B, 0.00%, 11/15/32(c)	700	426,447
Series B, 4.00%, 11/15/21	200	213,948
Series B, 5.00%, 11/15/19	675	707,501
Series B, 5.00%, 11/15/20	1,765	1,902,246
Series B, 5.00%, 11/15/21	400	441,184
Series B, 5.00%, 11/15/22	500	563,975
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	796,016
Series B, 5.00%, 11/15/27 (Call 11/15/22)	415	464,157
Security	Par(000)	Value
New York (continued)
Series B, 5.00%, 11/15/31 (Call 05/15/27)	$ 1,000	$ 1,183,460
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	379,558
Series B, 5.00%, 11/15/37 (Call 05/15/27)	400	465,432
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	290,680
Series B, 5.50%, 01/01/30 (PR 01/01/22) (GOI)	945	1,044,660
Series C, 5.00%, 11/15/38 (Call 11/15/18)	210	213,035
Series C, 5.00%, 11/15/38 (PR 11/15/18)	340	345,267
Series D, 5.00%, 11/15/31 (Call 11/15/18)	250	253,623
Series D, 5.00%, 11/15/31 (PR 11/15/18)	400	406,196
Series E, 5.50%, 11/15/19 (NPFGC)	255	268,755
Utility Debt Securitization Authority RB
5.00%, 12/15/32 (Call 12/15/25)	1,000	1,160,210
5.00%, 12/15/35 (Call 12/15/25)	600	689,496
5.00%, 12/15/36 (Call 12/15/25)	150	171,717
5.00%, 12/15/37 (Call 12/15/25)	750	858,037
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,408,512
5.00%, 12/15/41 (Call 12/15/27)	255	298,847
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	435,716
Series B, 5.00%, 06/15/20 (Call 06/15/18)	250	250,278
Series B, 5.00%, 12/15/22 (Call 12/15/20)	505	544,279
Series B, 5.00%, 06/15/23 (Call 06/15/21)	600	654,894
Series B, 5.00%, 12/15/24 (Call 12/15/22)	200	226,142
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,418,075
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	850,425
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,128,380
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	1,995	2,239,048
		297,954,996
Total Municipal Debt Obligations — 98.9% (Cost: $296,262,713)		297,954,996
Total Investments in Securities — 98.9% (Cost: $296,262,713)		297,954,996
Other Assets, Less Liabilities — 1.1%		3,396,049
Net Assets — 100.0%		$ 301,351,045

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	Security is payable upon demand on each reset date.
(c)	Zero-coupon bond.

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$ —	$297,954,996	$ —	$297,954,996
Portfolio Abbreviations - Fixed Income
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAB	Build America Bond

BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation

iShares® New York Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Portfolio Abbreviations - Fixed Income (continued)
GOI	General Obligation of the Issuer
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded
RB	Revenue Bond
SAW	State Aid Withholding

iShares® Short Treasury Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.7%
U.S. Treasury Bill
1.70%, 06/28/18 (a)	$ 430,223	$ 429,639,927
1.73%, 07/05/18 (a)	151,786	151,534,773
1.79%, 07/26/18 (a)	1,007,727	1,004,971,149
1.85%, 08/02/18 (a)	400,476	399,187,344
1.90%, 08/30/18 (a)	1,123,060	1,117,753,541
1.91%, 09/27/18 (a)	125,220	124,443,749
1.93%, 09/13/18 (a)	10,512	10,454,073
2.00%, 10/25/18 (a)	1,071,770	1,063,218,015
U.S. Treasury Note/Bond
0.88%, 07/15/18	207,256	207,027,030
0.88%, 10/15/18	81,250	80,904,053
1.00%, 08/15/18	606,219	605,086,092
1.00%, 03/15/19	15,724	15,574,745
1.13%, 06/15/18	543,150	543,040,702
1.25%, 11/15/18	8,199	8,168,254
1.25%, 11/30/18	939,444	935,517,415
1.25%, 03/31/19	317,657	315,113,263
1.38%, 07/31/18	568,412	567,995,593
1.38%, 09/30/18	419,502	418,633,505
1.38%, 12/31/18	346,148	344,593,037
1.38%, 02/28/19	571,211	567,640,931
1.50%, 08/31/18	662,591	661,842,272
1.50%, 12/31/18	679,035	676,462,096
1.50%, 01/31/19	516,036	513,717,868
1.50%, 02/28/19	1,199,540	1,193,214,298
Security	Par/Shares (000)	Value
U.S. Government Obligations (continued)
1.50%, 03/31/19	$ 38,810	$ 38,581,082
1.50%, 05/31/19	106,491	105,688,158
1.63%, 03/31/19	616,234	613,104,690
1.63%, 04/30/19	974,855	969,295,285
1.63%, 07/31/19	10,000	9,916,797
1.75%, 10/31/18	21,000	20,973,750
2.38%, 06/30/18	228,025	228,137,669
3.13%, 05/15/19	68,265	68,808,987
Total U.S. Government Obligations — 98.7% (Cost: $14,018,104,637)		14,010,240,143

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	507,275	507,275,041
Total Money Market Funds — 3.6% (Cost: $507,275,041)		507,275,041
Total Investments in Securities — 102.3% (Cost: $14,525,379,678)		14,517,515,184
Other Assets, Less Liabilities — (2.3)%		(321,825,366)
Net Assets — 100.0%		$ 14,195,689,818

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	734,819	(227,544)	507,275	$507,275,041	$641,065 (a)	$ —	$ —

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$ —	$14,010,240,143	$ —	$14,010,240,143
Money Market Funds	507,275,041	—	—	507,275,041
	$ 507,275,041	$14,010,240,143	$ —	$14,517,515,184

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Municipal Debt Obligations
Alabama — 1.3%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$ 490	$ 493,891
5.00%, 09/01/19	500	519,230
5.00%, 09/01/20	500	533,160
Series A, 5.00%, 09/01/18	400	403,344
Alabama Public School & College Authority RB
Series A, 5.00%, 05/01/19	650	669,480
Series A, 5.00%, 05/01/29 (PR 05/01/19)	1,000	1,029,880
Series B, 5.00%, 01/01/19	4,000	4,077,240
Series B, 5.00%, 01/01/20	1,500	1,574,430
Series B, 5.00%, 01/01/21	1,500	1,617,075
Series B, 5.00%, 01/01/22	400	441,488
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/21)	7,625	8,306,904
		19,666,122
Arizona — 2.0%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A, 5.00%, 07/01/20	890	947,361
Series A, 5.00%, 07/01/22	1,450	1,616,387
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	2,125	2,209,681
Series A, 5.00%, 09/01/20	500	533,960
Series A, 5.00%, 09/01/21	1,000	1,093,350
Arizona Transportation Board RB
5.00%, 07/01/21	1,600	1,745,936
5.00%, 07/01/22	5,000	5,582,050
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,000	1,064,450
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18	1,400	1,403,710
5.00%, 07/01/19	1,425	1,475,018
Series B, 5.00%, 07/01/19	850	880,481
Series B, 5.00%, 07/01/20	500	532,650
Maricopa County Community College District GO
5.00%, 07/01/20	1,675	1,784,377
5.00%, 07/01/21	4,000	4,364,840
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	2,200	2,486,110
Series A, 5.00%, 01/01/22	1,500	1,658,325
Series B, 5.00%, 12/01/19	1,200	1,257,540
		30,636,226
Arkansas — 0.1%
State of Arkansas GO, 4.00%, 06/15/20	1,950	2,035,156
California — 17.4%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	650,097
Bay Area Toll Authority RB
1.38%, 04/01/53 (Put 04/01/20)(b)(c)	3,000	2,979,330
2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,500	1,503,825
Series C, 1.88%, 04/01/47 (Put 04/01/19)(b)(c)	3,100	3,102,914
Series F-1, 5.00%, 04/01/23 (Call 04/01/22)	1,605	1,796,509
Series F-1, 5.13%, 04/01/39 (PR 04/01/19)	3,220	3,317,985
Series F-1, 5.25%, 04/01/24 (PR 04/01/19)	1,000	1,031,450
Series F-1, 5.63%, 04/01/44 (PR 04/01/19)	5,000	5,172,550
Security	Par(000)	Value
California (continued)
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	$ 750	$ 829,665
5.00%, 10/01/22	700	793,100
California State Public Works Board RB
Series E, 5.00%, 09/01/20	1,000	1,072,710
Series F, 5.00%, 09/01/18	1,000	1,008,730
Series F, 5.00%, 05/01/20	1,000	1,062,470
Series F, 5.00%, 05/01/21	725	791,084
Series G, 5.00%, 01/01/19	1,000	1,020,180
Series G, 5.00%, 01/01/20	1,000	1,052,180
Series G, 5.00%, 01/01/21	1,580	1,709,133
Series H, 5.00%, 12/01/19	1,500	1,575,330
Series I-1, 6.13%, 11/01/29 (PR 11/01/19)	1,500	1,596,075
Series I-1, 6.38%, 11/01/34 (PR 11/01/19)	4,000	4,270,080
California State University RB
Series B-1, 3.00%, 11/01/47 (Put 11/01/19)(b)(c)	500	505,240
Series B-2, 4.00%, 11/01/49 (Put 12/01/21)(b)(c)	500	527,965
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	1,250	1,313,100
City of Long Beach CA Harbor Revenue RB, Series C, 5.00%, 11/15/18	1,850	1,880,821
City of Los Angeles CA GO
Series B, 5.00%, 09/01/18	3,000	3,026,040
Series B, 5.00%, 09/01/20	540	579,388
City of Los Angeles CA Wastewater System Revenue RB, Series A, 5.00%, 06/01/19	710	734,800
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,455	1,650,130
Eastern Municipal Water District COP, Series H, 5.00%, 07/01/35 (PR 07/01/18)	5,000	5,014,150
El Camino Community College District GO, Series C, 0.00%, 08/01/20(a)	775	746,240
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,110	2,324,566
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/19	500	520,305
Series A, 5.00%, 08/01/20	775	832,210
Series A, 6.00%, 08/01/33 (PR 08/01/19)	645	678,424
Series E-1, 5.00%, 08/01/33 (PR 08/01/18)	2,000	2,011,780
Series F-1, 5.00%, 08/01/33 (PR 08/01/18)	1,360	1,368,010
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/21	3,000	3,295,350
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	1,275	1,362,478
Series A, 5.00%, 07/01/18	2,965	2,973,361
Series A, 5.00%, 07/01/19	2,110	2,189,589
Series A, 5.00%, 07/01/20	300	320,796
Series A, 5.00%, 07/01/21	1,000	1,098,450
Series B, 5.00%, 12/01/18 (Call 11/01/18)	3,350	3,397,637
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/19	1,000	1,038,270
Series A, 5.00%, 07/01/21	3,000	3,302,940
Series A, 5.00%, 07/01/22	2,000	2,259,600
Series A-1, 5.50%, 07/01/18 (FGIC)	1,190	1,193,820
Series A-2, 5.00%, 07/01/21	1,000	1,100,980
Series B, 5.00%, 07/01/18	4,000	4,011,360
Series B, 5.00%, 07/01/21	500	550,490
Series B-1, 5.00%, 07/01/23	500	578,575

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
California (continued)
Series C, 5.00%, 07/01/19	$ 1,300	$ 1,349,751
Series C, 5.00%, 07/01/20	2,235	2,393,260
Metropolitan Water District of Southern California RB
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,139,060
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,127,280
Series C, 5.00%, 07/01/18	400	401,140
Series C, 5.00%, 07/01/19	205	212,733
New Haven Unified School District GO
5.00%, 08/01/18 (AGC)	120	120,709
5.00%, 08/01/18 (ETM) (AGC)	80	80,471
San Bernardino Community College District GO, Series A, 6.25%, 08/01/33 (PR 08/01/18)	500	503,850
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	3,000	3,193,770
San Diego Public Facilities Financing Authority Sewer Revenue RB
Series A, 5.00%, 05/15/21	1,000	1,097,190
Series A, 5.25%, 05/15/34 (PR 05/15/19)	6,500	6,732,700
Series A, 5.25%, 05/15/39 (PR 05/15/19)	3,500	3,625,300
San Diego Unified School District/CA GO, Series A, 0.00%, 07/01/22(a)	1,000	915,810
San Francisco City & County Airport Commission San Francisco International Airport RB, Second Series A, 5.00%, 05/01/21	1,000	1,092,050
Southern California Public Power Authority RB
Series 1, 2.00%, 07/01/36 (Put 07/01/20)(b)(c)	1,000	1,003,560
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,007,720
State of California Department of Water Resources Power Supply Revenue RB
Series L, 5.00%, 05/01/19	8,110	8,370,250
Series L, 5.00%, 05/01/20	3,660	3,895,777
Series L, 5.00%, 05/01/22 (Call 05/01/20)	1,000	1,061,300
Series M, 4.00%, 05/01/19	300	306,930
Series M, 5.00%, 05/01/19	350	361,232
Series N, 5.00%, 05/01/19	200	206,418
Series N, 5.00%, 05/01/20	3,130	3,331,635
Series O, 5.00%, 05/01/21	6,045	6,606,822
Series O, 5.00%, 05/01/22	1,725	1,935,174
State of California Department of Water Resources RB
5.00%, 12/01/27 (PR 06/01/18)	1,550	1,550,000
Series AX, 5.00%, 12/01/21	875	971,854
Series AX, 5.00%, 12/01/22	400	454,992
State of California GO
3.00%, 12/01/32 (Put 12/01/19)(b)(c)	1,250	1,265,412
4.00%, 11/01/19	5,000	5,171,350
4.00%, 12/01/30 (Put 11/01/21)(b)(c)	430	454,209
5.00%, 09/01/18	1,000	1,008,800
5.00%, 10/01/18	325	328,806
5.00%, 11/01/18	1,000	1,014,630
5.00%, 12/01/18	1,000	1,017,530
5.00%, 02/01/19	3,885	3,975,754
5.00%, 04/01/19	4,000	4,116,280
5.00%, 08/01/19	2,720	2,828,854
5.00%, 08/01/19 (Call 07/02/18)	5	5,012
5.00%, 10/01/19	425	444,321
5.00%, 11/01/19	750	786,112
5.00%, 02/01/20	4,100	4,328,534
5.00%, 03/01/20	1,000	1,058,320
5.00%, 08/01/20	6,900	7,397,145
5.00%, 09/01/20	1,500	1,611,825
Security	Par(000)	Value
California (continued)
5.00%, 10/01/20	$ 500	$ 538,516
5.00%, 11/01/20	885	955,579
5.00%, 02/01/21	1,000	1,085,940
5.00%, 03/01/21 (Call 03/01/20)	1,300	1,374,659
5.00%, 08/01/21	5,000	5,503,550
5.00%, 09/01/21	8,395	9,259,350
5.00%, 04/01/22	1,000	1,118,920
5.00%, 05/01/22	2,500	2,803,600
5.00%, 08/01/22	9,130	10,291,336
5.00%, 09/01/22	4,350	4,912,107
5.00%, 10/01/22	1,000	1,131,220
5.00%, 11/01/22	2,000	2,267,300
5.00%, 08/01/23	550	633,968
5.25%, 02/01/23	1,715	1,974,891
5.50%, 04/01/19	4,490	4,638,888
Series A, 5.00%, 07/01/18 (ETM)	1,015	1,017,872
Series A, 5.00%, 07/01/19 (ETM)	6,780	7,034,996
Series A, 5.00%, 07/01/20 (PR 07/01/19)	11,355	11,782,062
Series A, 5.25%, 07/01/21 (PR 07/01/19)	5,275	5,487,424
Series B, 5.00%, 09/01/18	1,000	1,008,800
Series B, 5.00%, 09/01/19	2,000	2,085,500
Series B, 5.00%, 09/01/20	1,830	1,966,427
University of California RB
Series AF, 5.00%, 05/15/20	1,000	1,067,310
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	3,865	4,439,957
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	500	489,625
Series E, 5.00%, 05/15/21 (Call 05/15/20)	1,635	1,740,163
		268,193,854
Colorado — 0.4%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/23) (HERBIP)	2,000	2,262,340
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	910	1,024,214
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/18 (NPFGC)(a)	3,000	2,987,070
University of Colorado RB, 5.00%, 06/01/41	420	468,623
		6,742,247
Connecticut — 2.5%
Connecticut State Health & Educational Facilities Authority RB
Series A, 1.30%, 07/01/48 (Put 02/03/20)(b)(c)	2,000	1,982,040
Series A, 1.38%, 07/01/35 (Put 07/11/18)(b)(c)	1,250	1,249,950
Series A-1, 1.00%, 07/01/42 (Put 07/01/19)(b)(c)	850	843,056
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,893,664
Series A-4, 1.20%, 07/01/49 (Put 02/01/19)(b)(c)	1,000	996,930
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	2,000	2,127,640
Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,500	3,946,425
Series U, 1.00%, 07/01/33 (Put 02/06/19)(b)(c)	1,500	1,492,905
Series X-2, 1.80%, 07/01/37 (Put 02/09/21)(b)(c)	2,000	1,988,560
State of Connecticut GO
5.00%, 08/01/19	1,000	1,033,920
Series A, 5.00%, 10/15/18	2,500	2,529,650
Series A, 5.00%, 10/15/21	500	539,740
Series A, 5.00%, 04/15/22	545	594,028
Series B, 5.00%, 04/15/20	500	525,415
Series B, 5.00%, 05/15/20	500	526,440
Series B, 5.00%, 05/15/21	500	535,445
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,083,440
Series B, 5.25%, 06/01/19 (AMBAC)	500	515,875

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Connecticut (continued)
Series C, 5.00%, 06/01/18	$ 1,250	$ 1,250,000
Series D, 5.00%, 11/01/18	2,000	2,026,120
Series E, 4.00%, 10/15/19	1,000	1,026,210
Series E, 5.00%, 10/15/21	500	539,740
Series F, 5.00%, 11/15/20	1,000	1,064,860
Series G, 5.00%, 11/01/20	1,500	1,595,775
Series G, 5.00%, 11/01/21	1,000	1,080,150
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	2,500	2,647,775
Series A, 5.00%, 09/01/21	1,000	1,079,610
Series A, 5.00%, 08/01/22	1,550	1,700,799
		38,416,162
District of Columbia — 0.7%
District of Columbia GO
Series A, 5.00%, 06/01/20	2,135	2,268,074
Series A, 5.00%, 06/01/22	2,000	2,229,080
Series B, 5.25%, 06/01/18 (AMBAC)	2,950	2,950,000
District of Columbia RB, Series A, 5.00%, 12/01/19	1,125	1,178,944
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/34 (PR 10/01/18) (AGC)	2,100	2,122,995
		10,749,093
Florida — 2.7%
Central Florida Expressway Authority RB, 1.63%, 01/01/19 (Call 07/02/18)	1,000	998,670
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.50%, 10/01/36 (PR 10/01/19)	8,000	8,392,080
County of Miami-Dade FL GO, Series B-1, 5.75%, 07/01/33 (PR 07/01/18)	2,400	2,407,728
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/22	2,000	2,235,900
Florida Municipal Power Agency RB
Series A, 5.00%, 10/01/21	1,900	2,076,643
Series A, 5.25%, 10/01/19	235	245,688
Series A, 6.25%, 10/01/31 (PR 10/01/19)	4,350	4,599,820
Florida's Turnpike Enterprise RB, Series B, 5.00%, 07/01/18	3,000	3,007,950
Orlando Utilities Commission RB, Series A, 5.00%, 10/01/18	3,000	3,033,630
State of Florida GO
Series A, 5.00%, 06/01/18	1,000	1,000,000
Series A, 5.00%, 06/01/19	2,300	2,375,716
Series A, 5.00%, 06/01/20	2,000	2,125,460
Series A, 5.00%, 06/01/23	1,825	2,081,997
Series C, 5.00%, 06/01/19	1,555	1,606,191
Series D, 5.00%, 06/01/22	1,000	1,116,580
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/18	530	531,431
Series A, 5.00%, 07/01/19	2,500	2,587,475
Series A, 5.00%, 07/01/20	1,000	1,064,870
Series C, 5.00%, 07/01/18	570	571,539
Tampa Bay Water RB Series B, 5.00%, 10/01/19 (ETM)	150	156,219
		42,215,587
Georgia — 4.2%
City of Atlanta Department of Aviation RB
Series A, 5.00%, 01/01/19	2,225	2,267,319
Series A, 5.00%, 01/01/21	1,000	1,077,270
Series B, 5.00%, 01/01/21 (Call 01/01/20)	1,000	1,048,660
Security	Par(000)	Value
Georgia (continued)
City of Atlanta GA Water & Wastewater Revenue RB
Series A, 6.00%, 11/01/27 (PR 11/01/19)	$ 3,515	$ 3,721,858
Series A, 6.00%, 11/01/28 (PR 11/01/19)	3,000	3,176,550
Series A, 6.25%, 11/01/34 (PR 11/01/19)	3,000	3,186,930
Series A, 6.25%, 11/01/39 (PR 11/01/19)	4,610	4,897,249
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/20 (GTD)	1,000	1,054,950
Series A, 5.00%, 03/01/21 (GTD)	410	444,358
Series B, 5.00%, 06/01/18	900	900,000
Series B, 5.00%, 06/01/20	900	954,459
Series B, 5.00%, 06/01/21	500	542,740
Gwinnett County School District GO
5.00%, 08/01/20 (SAW)	4,110	4,388,904
5.00%, 08/01/21 (SAW)	2,000	2,190,420
5.00%, 02/01/22	800	886,928
5.00%, 08/01/22 (SAW)	1,250	1,401,012
Municipal Electric Authority of Georgia RB
Series A, 5.00%, 01/01/21	1,000	1,068,930
Series B, 5.00%, 01/01/20	2,860	2,985,068
Series D, 5.75%, 01/01/19 (Call 07/01/18)	1,120	1,123,259
Series D, 5.75%, 01/01/19 (PR 07/01/18)	740	742,353
State of Georgia GO
Series A-1, 5.00%, 02/01/19	2,610	2,669,926
Series A-1, 5.00%, 02/01/23	1,680	1,906,263
Series B, 5.00%, 07/01/21 (PR 07/01/18)	750	751,995
Series C, 4.00%, 09/01/22	200	216,438
Series C, 4.00%, 10/01/22	1,000	1,083,310
Series C, 5.00%, 07/01/19	1,500	1,553,955
Series C, 5.00%, 10/01/20	2,425	2,602,001
Series C, 5.00%, 07/01/21	2,000	2,186,820
Series E-2, 4.00%, 09/01/19	3,100	3,189,094
Series I, 5.00%, 07/01/18	2,375	2,381,531
Series I, 5.00%, 07/01/19	3,340	3,460,140
Series I, 5.00%, 07/01/20	4,000	4,262,880
		64,323,570
Hawaii — 0.8%
City & County Honolulu HI Wastewater System Revenue RB, Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,098,960
City & County of Honolulu HI GO, Series B, 5.25%, 07/01/19 (AGM)	1,135	1,178,595
State of Hawaii GO
Series DY, 5.00%, 02/01/19	1,020	1,042,399
Series DZ, 5.00%, 12/01/19 (ETM)	590	617,488
Series DZ-2017, 5.00%, 12/01/19	530	555,334
Series DZ-2017, 5.00%, 12/01/19 (ETM)	20	20,947
Series EA, 5.00%, 12/01/18	2,000	2,033,260
Series EF, 5.00%, 11/01/18	600	608,310
Series EH, 5.00%, 08/01/21 (ETM)	675	738,180
Series EH-2017, 5.00%, 08/01/21	315	344,790
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,936
Series EP, 5.00%, 08/01/22	2,235	2,503,111
Series EY, 5.00%, 10/01/23	2,000	2,292,880
		13,045,190
Illinois — 3.5%
Chicago O'Hare International Airport RB
Series 2015-B, 5.00%, 01/01/20	4,500	4,710,375
Series 2015-B, 5.00%, 01/01/21	500	539,290
Series B, 5.00%, 01/01/19	500	509,165

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Illinois (continued)
Series B, 5.00%, 01/01/20	$ 300	$ 314,025
Series B, 6.00%, 01/01/41 (PR 01/01/21)	2,000	2,199,240
Illinois State Toll Highway Authority RB
Series A, 5.00%, 12/01/19	1,000	1,046,280
Series A, 5.00%, 12/01/22	1,000	1,120,040
Series D, 5.00%, 01/01/21	600	644,478
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18 (NPFGC)(a)	15	14,988
0.00%, 06/15/18 (ETM) (NPFGC)(a)	485	484,767
State of Illinois GO
4.00%, 07/01/18	620	620,719
5.00%, 08/01/18	1,690	1,696,659
5.00%, 01/01/19	500	506,220
5.00%, 01/01/19 (AGM)	600	609,990
5.00%, 02/01/19	1,000	1,014,150
5.00%, 01/01/20 (AGM)	400	414,148
5.00%, 02/01/20	1,500	1,538,805
5.00%, 08/01/20	1,500	1,552,635
5.00%, 02/01/21	1,500	1,559,280
5.00%, 07/01/21	425	443,925
5.00%, 02/01/22	1,675	1,760,492
5.25%, 05/01/23	1,000	1,071,740
Series A, 5.00%, 11/01/18	6,000	6,058,860
Series A, 5.00%, 12/01/19	5,000	5,150,700
Series A, 5.00%, 12/01/20	1,000	1,039,130
Series A, 5.00%, 12/01/22	1,500	1,588,920
Series D, 5.00%, 11/01/20	3,900	4,048,512
Series D, 5.00%, 11/01/21	4,900	5,135,690
Series D, 5.00%, 11/01/22	4,000	4,232,960
State of Illinois RB, 5.00%, 06/15/18	2,025	2,027,025
		53,653,208
Indiana — 0.1%
Indiana University RB, 5.00%, 06/01/38 (PR 06/01/18)	1,000	1,000,000
Iowa — 0.1%
Iowa Finance Authority RB, 5.00%, 08/01/20	560	598,125
State of Iowa RB, Series A, 5.00%, 06/01/28 (PR 06/01/19)	1,520	1,568,655
		2,166,780
Kansas — 0.7%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,770	3,106,250
Series A, 5.50%, 03/01/19 (AGM)	3,205	3,296,215
Series B, 5.00%, 09/01/19	925	962,444
Series B, 5.00%, 09/01/20	1,000	1,069,510
Series B, 5.00%, 09/01/21	1,000	1,096,320
Series C, 5.00%, 09/01/20	920	983,949
		10,514,688
Kentucky — 0.1%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	700	729,589
Louisiana — 0.3%
East Baton Rouge Sewerage Commission RB, Series A, 5.25%, 02/01/34 (PR 02/01/19)	400	409,488
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18	400	400,000
5.00%, 06/01/20	325	344,074
Security	Par(000)	Value
Louisiana (continued)
State of Louisiana GO
Series A, 5.00%, 11/15/19	$ 1,100	$ 1,151,018
Series A, 5.00%, 11/15/20 (Call 05/15/20)	1,000	1,058,780
Series C, 5.00%, 07/15/20	900	956,367
		4,319,727
Maryland — 4.6%
County of Montgomery MD GO
Series A, 5.00%, 11/01/20	500	537,535
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,000	1,034,990
Series C, 5.00%, 10/01/22	5,170	5,807,151
Maryland State Transportation Authority RB, 5.25%, 03/01/19	2,020	2,073,187
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,261,480
5.00%, 05/01/19	750	772,823
5.00%, 09/01/22	2,000	2,243,640
State of Maryland GO
5.00%, 03/01/20	3,110	3,280,894
First Series, 5.00%, 06/01/20	700	744,338
First Series, 5.00%, 06/01/21	4,000	4,362,600
First Series, 5.00%, 06/01/22	925	1,033,595
Second Series, 5.00%, 07/15/18	1,000	1,004,050
Second Series, 5.00%, 07/15/22 (PR 07/15/18)	1,280	1,285,171
Second Series, 5.00%, 07/15/23 (PR 07/15/18)	2,850	2,861,514
Second Series E, 4.50%, 08/01/20	1,835	1,940,586
Series A, 5.00%, 03/01/19	1,610	1,650,153
Series A, 5.00%, 03/01/20	1,000	1,054,950
Series A, 5.00%, 03/01/21	2,000	2,167,040
Series A, 5.00%, 03/01/22	300	333,198
Series A, 5.00%, 03/15/22	2,500	2,779,425
Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,777,336
Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,000	4,428,880
Series B, 4.00%, 08/01/23	1,875	2,053,069
Series B, 4.50%, 08/01/21	1,000	1,079,630
Series B, 5.00%, 03/15/19	1,150	1,180,176
Series B, 5.00%, 08/01/19	2,900	3,010,606
Series B, 5.00%, 08/01/20	4,000	4,273,200
Series B, 5.00%, 08/01/20 (PR 08/01/19)	1,175	1,219,121
Series B, 5.00%, 08/01/21 (PR 08/01/19)	1,700	1,763,835
Series B, 5.00%, 08/01/23 (PR 08/01/19)	2,285	2,370,802
Series C, 5.00%, 08/01/19	2,400	2,491,536
Series C, 5.00%, 08/01/21	1,450	1,588,054
Series C, 5.00%, 08/01/23	2,000	2,289,460
		70,754,025
Massachusetts — 6.7%
Commonwealth of Massachusetts GOL
Series A, 5.00%, 04/01/19	1,000	1,027,650
Series A, 5.00%, 04/01/25 (PR 04/01/21)	1,500	1,624,680
Series A, 5.00%, 08/01/27 (PR 08/01/18)	2,000	2,010,920
Series A, 5.00%, 04/01/28 (PR 04/01/21)	3,000	3,249,360
Series A, 5.00%, 04/01/29 (PR 04/01/21)	5,000	5,415,600
Series A, 5.25%, 08/01/19	490	510,090
Series A, 5.25%, 08/01/20 (AGM)	1,700	1,823,199
Series A, 5.25%, 08/01/21	1,000	1,101,550
Series B, 5.00%, 08/01/18	1,000	1,005,670
Series B, 5.00%, 08/01/19	1,650	1,712,931
Series B, 5.00%, 08/01/21	1,000	1,093,920
Series B, 5.00%, 08/01/22	700	783,377
Series B, 5.00%, 06/01/25 (PR 06/01/20)	500	531,065

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Massachusetts (continued)
Series B, 5.25%, 08/01/20	$ 2,950	$ 3,163,786
Series B, 5.25%, 08/01/21 (AGM)	1,000	1,101,550
Series B, 5.25%, 09/01/21	255	281,472
Series B, 5.25%, 08/01/22	110	124,193
Series C, 5.00%, 08/01/19	2,000	2,076,280
Series C, 5.00%, 04/01/20	2,000	2,116,200
Series C, 5.00%, 08/01/20	500	533,600
Series C, 5.00%, 10/01/21	2,000	2,196,100
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	1,300	1,278,134
Series D, 5.00%, 10/01/26 (PR 10/01/21)	3,415	3,745,196
Series D, 5.00%, 08/01/33 (PR 08/01/21)	100	109,199
Series D, 5.50%, 10/01/19 (AMBAC)	2,000	2,099,640
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,472,685
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,182,986
Series F, 5.00%, 11/01/25 (PR 11/01/22)	11,215	12,597,473
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,368,941
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	1,000	1,065,510
Series A, 5.25%, 07/01/21	500	549,635
Series B, 5.25%, 07/01/20	1,500	1,604,595
Series C, 5.00%, 07/01/31 (PR 07/01/18)	4,190	4,201,145
Series C, 5.00%, 07/01/34 (PR 07/01/18)	1,000	1,002,660
Series C, 5.25%, 07/01/19	2,700	2,801,925
Series C, 5.50%, 07/01/18	1,700	1,705,134
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	2,000	2,242,460
5.25%, 08/01/20	475	509,841
Series 2014, 5.00%, 08/01/21	1,000	1,095,540
Series A, 5.25%, 08/01/19	1,100	1,145,870
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,000	1,094,870
Series B-1, 5.00%, 10/15/20	1,510	1,622,027
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/21	2,685	2,941,068
Series B, 5.00%, 08/15/18	1,500	1,510,470
Series B, 5.00%, 08/15/19	2,050	2,131,529
Series B, 5.00%, 08/15/20	2,020	2,158,148
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,000	3,196,350
Series B, 5.00%, 08/01/19	2,235	2,320,757
Series B, 5.00%, 08/01/39 (PR 08/01/19)	250	259,243
Series J, 5.50%, 08/01/20 (AGM)	1,000	1,078,400
Series J, 5.50%, 08/01/21 (AGM)	2,000	2,219,640
		102,794,264
Michigan — 1.4%
Michigan Finance Authority RB
5.00%, 07/01/18 (NPFGC)	500	501,240
5.00%, 01/01/20 (Call 07/01/19)	1,075	1,112,614
5.00%, 07/01/20 (Call 07/01/19)	1,000	1,035,430
5.00%, 01/01/21 (Call 07/01/19)	1,000	1,035,430
Series A, 5.00%, 07/01/18	1,000	1,002,680
Series A, 5.00%, 07/01/19	6,500	6,731,010
Michigan State Building Authority RB
Series I, 5.00%, 04/15/19	1,600	1,644,912
Series I, 5.00%, 04/15/20	1,000	1,056,670
Series I, 5.00%, 04/15/21	300	325,011
State of Michigan GO
Series A, 5.00%, 12/01/21	350	385,865
Series A, 5.00%, 12/01/22	1,000	1,127,340
Security	Par(000)	Value
Michigan (continued)
State of Michigan RB
5.00%, 03/15/20	$ 1,055	$ 1,111,200
5.00%, 03/15/21	100	107,959
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/18	3,000	3,046,470
5.00%, 11/01/20 (Call 11/01/19)	1,000	1,045,290
Series A, 5.50%, 11/01/18	770	782,443
		22,051,564
Minnesota — 1.4%
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/20	3,185	3,361,704
Series A, 5.00%, 03/01/22	1,275	1,416,091
State of Minnesota GO
Series D, 5.00%, 08/01/18	1,765	1,775,537
Series D, 5.00%, 08/01/18 (ETM)	15	15,081
Series D, 5.00%, 08/01/19	1,485	1,541,979
Series D, 5.00%, 08/01/19 (ETM)	15	15,546
Series D, 5.00%, 08/01/22	2,000	2,239,920
Series F, 5.00%, 10/01/18	1,000	1,012,000
Series F, 5.00%, 10/01/19	4,500	4,694,850
Series F, 5.00%, 10/01/20	995	1,066,919
Series F, 5.00%, 10/01/21	2,095	2,301,106
University of Minnesota RB, Series A, 5.00%, 12/01/18, (ETM)	1,500	1,524,945
		20,965,678
Mississippi — 0.4%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/21)	2,785	3,058,988
Series C, 5.00%, 10/01/18	580	586,427
Series C, 5.00%, 10/01/19	1,000	1,042,630
Series D, 5.38%, 07/01/18	1,000	1,002,930
		5,690,975
Missouri — 0.5%
Missouri Highway & Transportation Commission RB
5.00%, 02/01/19	2,970	3,035,607
Series A, 5.00%, 05/01/22	675	752,909
Series B, 5.00%, 05/01/19	1,200	1,236,072
Series B, 5.00%, 05/01/20	1,325	1,404,685
Series B, 5.00%, 05/01/22	1,500	1,670,130
University of Missouri RB, Series A, 5.00%, 11/01/19	240	250,973
		8,350,376
Nebraska — 0.1%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	1,015	1,084,396
Omaha Public Power District RB, Series B, 5.00%, 02/01/20	500	526,435
		1,610,831
Nevada — 1.0%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,500	1,656,255
Series B, 5.00%, 06/15/19	1,865	1,925,258
Series B, 5.00%, 06/15/20	2,000	2,118,380
Series C, 5.00%, 06/15/22	500	552,085
County of Clark Department of Aviation RB, Series B, 5.00%, 07/01/18	2,850	2,857,638
County of Clark NV GOL
5.00%, 06/01/33 (PR 06/01/18)	1,000	1,000,000
5.00%, 06/01/38 (PR 06/01/18)	2,245	2,245,000
Series A, 5.00%, 11/01/20	770	826,487

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Nevada (continued)
State of Nevada GOL, Series C, 5.00%, 06/01/18	$ 1,545	$ 1,545,000
		14,726,103
New Jersey — 5.3%
New Jersey Economic Development Authority RB
5.00%, 06/15/18	250	250,233
5.00%, 09/01/18	590	594,118
5.00%, 09/01/18 (ETM)	1,630	1,643,415
5.00%, 09/01/20	270	283,470
5.00%, 09/01/20 (ETM)	730	778,581
Series A, 4.00%, 07/01/22	1,875	1,942,744
Series B, 5.00%, 11/01/19 (SAP)	1,000	1,037,750
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,053,260
Series B, 5.00%, 11/01/21	1,700	1,817,300
Series BBB, 5.00%, 06/15/22	1,000	1,078,150
Series DDD, 5.00%, 06/15/19	100	102,827
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,125,215
Series GG, 5.00%, 09/01/22 (Call 03/01/21) (SAP)	510	537,734
Series II, 5.00%, 03/01/22	325	348,784
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	503,361
Series K, 5.25%, 12/15/20 (AMBAC)	1,030	1,097,465
Series NN, 5.00%, 03/01/19 (ETM) (SAP)	6,500	6,656,260
Series NN, 5.00%, 03/01/21 (SAP)	1,305	1,379,855
Series NN, 5.00%, 03/01/22	755	810,251
Series NN, 5.00%, 03/01/23	2,000	2,177,320
Series PP, 5.00%, 06/15/19	2,500	2,570,675
Series XX, 5.00%, 06/15/19 (SAP)	750	771,202
Series XX, 5.00%, 06/15/20 (SAP)	250	261,438
Series XX, 5.00%, 06/15/21	2,590	2,752,885
New Jersey Sports & Exposition Authority RB, Series B, 5.00%, 09/01/18 (SAP)	1,000	1,006,860
New Jersey State Turnpike Authority RB
Series A, 5.00%, 01/01/38 (PR 07/01/22)	8,765	9,796,290
Series B, 5.00%, 01/01/19	2,220	2,262,224
New Jersey Transit Corp. RB, Series A, 5.00%, 09/15/18	500	504,370
New Jersey Transportation Trust Fund Authority RB
5.25%, 12/15/19	1,545	1,613,861
5.25%, 12/15/21 (NPFGC)	495	538,624
Series A, 5.00%, 06/15/18	750	750,690
Series A, 5.00%, 06/15/20	4,260	4,458,303
Series A, 5.25%, 12/15/19	1,000	1,044,570
Series A, 5.25%, 12/15/22	440	482,033
Series A, 5.50%, 12/15/21	2,720	2,967,139
Series A, 5.50%, 12/15/22	5,205	5,756,990
Series A-1, 5.00%, 06/15/19	1,200	1,233,924
Series A-1, 5.00%, 06/15/20	850	889,746
Series A-1, 5.00%, 06/15/21	200	212,878
Series A-2, 5.00%, 06/15/21 (Call 06/26/18)	860	861,952
Series A-2, 5.00%, 06/15/22 (Call 06/26/18)	1,000	1,002,270
Series AA, 5.00%, 06/15/22	360	388,135
Series B, 5.00%, 06/15/20	2,100	2,197,755
Series B, 5.00%, 06/15/21	3,715	3,957,552
Series D, 5.00%, 12/15/18	665	674,942
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/43 (PR 07/01/22)	635	709,714
Series B, 5.00%, 01/01/20	1,150	1,204,487
Series B, 5.00%, 01/01/23	1,500	1,684,605
Series H, 5.00%, 01/01/21 (PR 01/01/19)	675	688,115
State of New Jersey GO
5.00%, 06/01/21	1,760	1,900,325
Series H, 5.25%, 07/01/19	405	419,540
Security	Par(000)	Value
New Jersey (continued)
Series Q, 5.00%, 08/15/19	$ 305	$ 316,242
Series Q, 5.00%, 08/15/20	410	435,481
		81,533,910
New Mexico — 0.7%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,000	2,155,760
5.00%, 06/15/18	3,050	3,053,355
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,623,195
Series B, 5.00%, 03/01/22	500	554,375
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	1,750	1,826,947
Series B, 4.00%, 07/01/21	1,000	1,060,580
Series B, 4.00%, 07/01/22	845	909,778
		11,183,990
New York — 14.7%
City of New York NY GO
Series 1, 5.00%, 08/01/20	1,000	1,067,200
Series A, 4.00%, 08/01/18	3,000	3,012,000
Series A, 5.00%, 08/01/18	3,600	3,620,052
Series A, 5.00%, 08/01/19	6,100	6,333,386
Series A, 5.00%, 08/01/20	1,000	1,067,200
Series A, 5.00%, 08/01/21	2,025	2,213,892
Series A, 5.00%, 08/01/22	1,000	1,117,830
Series B, 5.00%, 08/01/18	4,165	4,188,199
Series B, 5.00%, 08/01/19	1,000	1,038,260
Series B, 5.00%, 08/01/20	520	554,944
Series B, 5.00%, 08/01/21	4,120	4,504,314
Series C, 5.00%, 08/01/20	6,780	7,235,616
Series C, 5.00%, 08/01/22	725	810,427
Series D, 5.00%, 08/01/20	1,000	1,067,200
Series E, 5.00%, 08/01/18	2,450	2,463,646
Series E, 5.00%, 08/01/21	1,205	1,317,402
Series F, 5.00%, 08/01/18	1,080	1,086,016
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,101,580
Series G, 5.00%, 08/01/18	1,390	1,397,742
Series G, 5.00%, 08/01/19	500	519,130
Series G-1, 5.00%, 04/01/22	2,000	2,220,600
Series I, 5.00%, 08/01/18	1,400	1,407,798
Series I, 5.00%, 08/01/22	2,025	2,263,606
Series J, 5.00%, 08/01/19	1,200	1,245,912
Series J, 5.00%, 08/01/21	425	464,644
Series J, 5.00%, 08/01/22	1,105	1,235,202
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	500	536,805
Series C, 5.00%, 10/01/21	400	436,920
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/22	1,000	1,108,640
Long Island Power Authority RB
Series A, 0.00%, 06/01/21(a)	1,000	933,040
Series A, 6.00%, 05/01/33 (PR 05/01/19)	2,000	2,077,900
Series B, 5.25%, 04/01/19 (ETM)	250	257,434
Metropolitan Transportation Authority RB
4.00%, 11/15/33 (Put 11/15/20)(b)(c)	500	519,735
Series A, 5.75%, 07/01/18 (AGM-CR)	30	30,097
Series A-1, 5.00%, 11/15/45 (Put 11/15/20)(b)(c)	2,000	2,135,160
Series B, 5.00%, 11/15/22	900	1,008,630
Series B, 5.00%, 11/15/34 (PR 11/15/19)	2,000	2,094,240
Series B-4, 5.00%, 11/15/30 (Put 11/15/19)(b)(c)	1,000	1,045,650

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
New York (continued)
Series C, 5.00%, 11/15/19	$ 1,000	$ 1,046,230
Series C-2B, 5.00%, 11/15/34 (Put 02/15/20)(b)(c)	500	525,755
Series D, 5.00%, 11/15/18	605	614,341
Series D, 5.00%, 11/15/19	2,035	2,129,078
Series D, 5.00%, 11/15/20	1,860	1,995,835
Series D, 5.00%, 11/15/21	1,000	1,097,340
Series F, 5.00%, 11/15/18	325	330,018
Series F, 5.00%, 11/15/19	1,700	1,778,591
New York City Transitional Finance Authority Building Aid Revenue RB, Series S-1, 5.00%, 07/15/20 (SAW)	500	533,245
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/22	1,500	1,688,280
Series A-1, 5.00%, 11/01/19	500	523,430
Series A-1, 5.00%, 08/01/22	5,000	5,597,650
Series B, 4.50%, 11/01/19	580	603,159
Series C, 5.00%, 11/01/19	1,500	1,570,290
Series C, 5.00%, 11/01/20	2,000	2,150,640
Series C, 5.00%, 11/01/21	1,000	1,101,130
Series E, 5.00%, 11/01/18	4,915	4,985,088
Series F-1, 5.00%, 05/01/22	305	339,837
New York City Water & Sewer System RB
Series CC-2, 5.00%, 06/15/23 (Call 12/15/21)	2,125	2,343,535
Series DD, 5.00%, 06/15/22	135	150,996
Series GG, 5.00%, 06/15/20	500	532,070
New York City Water & Sewer System RB BAB, Series EE, 5.00%, 06/15/18, (ETM)	1,000	1,001,110
New York Local Government Assistance Corp. RB, Series A-5/6, 5.50%, 04/01/19	500	516,075
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/21	775	854,135
New York State Dormitory Authority RB
5.50%, 05/15/21 (AMBAC)	200	220,600
Series 2014, 5.00%, 02/15/20	2,000	2,107,840
Series 2015-B, 5.00%, 03/15/19	2,000	2,053,440
Series A, 5.00%, 02/15/19	1,000	1,023,950
Series A, 5.00%, 03/15/19	1,250	1,283,400
Series A, 5.00%, 12/15/19	200	210,116
Series A, 5.00%, 03/15/20	2,340	2,471,836
Series A, 5.00%, 12/15/20	850	916,547
Series A, 5.00%, 02/15/21	4,000	4,326,600
Series A, 5.00%, 03/15/21	2,100	2,276,631
Series A, 5.00%, 12/15/21	700	772,751
Series A, 5.00%, 02/15/22	4,000	4,431,520
Series A, 5.00%, 03/15/22	2,125	2,360,046
Series A, 5.00%, 03/15/23	1,050	1,192,391
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	334,113
Series B, 5.00%, 03/15/20	800	845,072
Series B, 5.00%, 02/15/23	2,000	2,263,820
Series D, 5.00%, 06/15/18	290	290,339
Series D, 5.00%, 06/15/18 (ETM)	340	340,377
Series D, 5.00%, 02/15/20	7,065	7,445,945
Series D, 5.00%, 02/15/22	950	1,052,486
Series D, 5.00%, 02/15/23	5,040	5,704,826
Series E, 5.00%, 02/15/19 (ETM)	2,280	2,334,287
Series E, 5.00%, 03/15/20	1,100	1,161,974
Series E, 5.00%, 03/15/21	200	216,766
Series E, 5.00%, 03/15/22	405	449,485
Security	Par(000)	Value
New York (continued)
New York State Environmental Facilities Corp. RB
Series A, 5.00%, 06/15/19	$ 2,000	$ 2,070,680
Series A, 5.00%, 06/15/21	1,800	1,966,338
New York State Thruway Authority RB
Series A, 5.00%, 05/01/19	14,085	14,509,804
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	910,087
Series A, 5.00%, 03/15/27 (PR 09/15/18)	6,000	6,059,220
Series B, 5.50%, 04/01/20 (AMBAC)	3,240	3,460,223
Series L, 5.00%, 01/01/21	750	806,580
Series L, 5.00%, 01/01/23	1,150	1,292,600
New York State Urban Development Corp. RB
5.00%, 03/15/20	2,000	2,112,680
5.50%, 03/15/19 (AMBAC)	400	412,232
5.50%, 03/15/20 (NPFGC)	700	745,549
Series A, 5.00%, 03/15/19	7,105	7,294,845
Series A, 5.00%, 03/15/20	1,000	1,056,340
Series A, 5.00%, 03/15/21	500	541,915
Series A, 5.00%, 03/15/22	5,445	6,043,079
Series A, 5.00%, 03/15/23	1,000	1,134,140
Series A-2, 5.00%, 01/01/20	1,500	1,575,870
Series B, 5.00%, 01/01/21 (Call 07/02/18)	1,000	1,002,560
Series C, 5.00%, 03/15/21	4,860	5,267,414
Series C, 5.00%, 12/15/21 (Call 12/15/19)	3,000	3,146,610
Series D, 5.50%, 01/01/19	770	787,202
Port Authority of New York & New Jersey RB, Series 179, 5.00%, 12/01/18	675	686,462
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/19	1,200	1,252,812
Series A, 5.00%, 10/15/20	1,425	1,531,761
Series A, 5.00%, 10/15/21	2,835	3,122,923
Series A, 5.00%, 10/15/22	1,000	1,126,530
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	1,000	1,116,370
Series A, 5.00%, 11/15/22	2,635	2,961,371
Series B, 5.00%, 11/15/18	785	797,262
Series B, 5.00%, 11/15/19	285	298,723
Series B, 5.00%, 11/15/20	1,420	1,530,419
Series E, 5.50%, 11/15/19 (NPFGC)	990	1,043,401
Utility Debt Securitization Authority RB, Series B, 5.00%, 12/15/20 (Call 12/15/18)	1,000	1,018,150
		227,515,217
North Carolina — 3.5%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	1,000	1,065,510
5.00%, 07/01/21	1,705	1,864,793
5.00%, 07/01/23	510	584,011
County of Wake NC GO
5.00%, 03/01/19	1,235	1,265,801
5.00%, 02/01/20	1,175	1,237,322
Series 2010C, 5.00%, 03/01/22	360	400,115
Series C, 5.00%, 03/01/20	2,895	3,055,615
Series C, 5.00%, 03/01/21	1,075	1,165,386
Series C, 5.00%, 03/01/23	2,865	3,257,448
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,525,427
Series B, 5.00%, 01/01/21 (ETM)	3,615	3,894,331
Series B, 5.00%, 01/01/26 (PR 01/01/19)	3,000	3,057,420
North Carolina Municipal Power Agency No. 1 RB
4.00%, 01/01/19	1,825	1,850,167
4.00%, 01/01/19 (ETM)	855	866,739

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
North Carolina (continued)
State of North Carolina GO
Series 2013-D, 4.00%, 06/01/20	$ 1,000	$ 1,043,850
Series A, 5.00%, 06/01/22	1,000	1,118,210
Series A, 5.00%, 06/01/23	2,000	2,286,760
Series B, 5.00%, 06/01/18	240	240,000
Series B, 5.00%, 06/01/19	1,575	1,626,849
Series C, 4.00%, 05/01/20	800	833,472
Series C, 4.00%, 05/01/21	600	636,354
Series C, 4.00%, 05/01/22	1,200	1,294,476
Series C, 5.00%, 05/01/19	1,105	1,138,426
Series C, 5.00%, 05/01/20	1,800	1,908,954
Series C, 5.00%, 05/01/22	2,000	2,232,440
Series D, 4.00%, 06/01/21	825	876,389
Series E, 5.00%, 05/01/19	1,300	1,339,325
Series E, 5.00%, 05/01/20	2,100	2,227,113
State of North Carolina RB
5.00%, 03/01/20	1,000	1,051,950
5.00%, 03/01/21	500	540,085
5.00%, 03/01/22	2,400	2,654,592
5.00%, 03/01/23	790	891,720
Series C, 5.00%, 05/01/21	2,000	2,174,580
Series C, 5.00%, 05/01/22	1,860	2,072,449
		54,278,079
Ohio — 0.8%
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/23	2,800	3,190,012
State of Ohio GO
Series A, 5.00%, 09/15/21	2,000	2,193,540
Series Q, 5.00%, 05/01/26 (PR 05/01/22)	635	705,758
State of Ohio RB
Series 1, 5.00%, 12/15/22	1,000	1,123,780
Series 2008-1, 5.75%, 06/15/19 (PR 06/15/18)	850	851,122
Series B, 5.00%, 12/15/18	3,850	3,918,646
Series B, 5.00%, 12/15/19	1,000	1,047,470
		13,030,328
Oklahoma — 0.0%
Oklahoma Capital Improvement Authority RB, Series A, 5.00%, 07/01/18	100	100,268
Oregon — 0.7%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/15/18 (ETM)	1,000	1,001,100
Series A, 5.00%, 06/01/19	1,235	1,275,780
Series A, 5.00%, 06/01/20	1,000	1,062,940
Series A, 5.00%, 06/01/21	450	490,792
Oregon State Lottery RB
Series A, 5.25%, 04/01/26 (PR 04/01/19)	2,000	2,058,880
Series C, 5.00%, 04/01/23	2,000	2,271,640
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/33 (PR 05/15/19)	2,500	2,577,900
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 11/01/18 (Call 07/02/18)	600	600,978
		11,340,010
Pennsylvania — 3.9%
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 01/01/20	400	419,592
Commonwealth of Pennsylvania GO
5.00%, 03/15/20	1,000	1,050,930
First Series, 5.00%, 07/01/18	400	401,092
Security	Par(000)	Value
Pennsylvania (continued)
First Series, 5.00%, 11/15/18	$ 900	$ 914,058
First Series, 5.00%, 07/01/20	1,225	1,297,251
First Series, 5.00%, 03/15/21	1,000	1,073,970
First Series, 5.00%, 04/01/22	500	548,375
First Series, 5.00%, 08/15/22	2,000	2,208,060
First Series, 5.00%, 01/01/23	2,050	2,275,849
Second Series, 5.00%, 07/01/19	3,100	3,204,780
Second Series, 5.00%, 09/15/20	1,000	1,064,450
Second Series, 5.00%, 01/15/21	1,000	1,070,200
Second Series, 5.00%, 09/15/21	3,000	3,257,400
Second Series, 5.00%, 01/15/22	3,000	3,276,000
Third Series, 5.38%, 07/01/19 (NPFGC)	1,000	1,037,770
Pennsylvania Economic Development Financing Authority RB
5.00%, 07/01/20 (Call 07/01/19)	1,120	1,158,584
5.00%, 01/01/21 (Call 01/01/19)	2,130	2,169,277
Series A, 5.00%, 07/01/18	1,685	1,689,499
Series A, 5.00%, 07/01/19	4,065	4,209,917
Series B, 5.00%, 01/01/20 (Call 07/01/19)	720	745,034
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20	500	528,440
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,355,327
Series B, 5.00%, 12/01/18	500	507,995
Series B, 5.75%, 06/01/39 (PR 06/01/19)	5,000	5,199,300
Series B-1, 5.00%, 12/01/37 (PR 12/01/19)	4,650	4,870,131
Series C, 6.25%, 06/01/38 (PR 06/01/18) (AGC)	4,205	4,205,000
Series D, 5.13%, 12/01/40 (PR 12/01/19)	2,000	2,096,840
Series D, 5.50%, 12/01/41 (PR 12/01/19)	5,000	5,269,550
		60,104,671
Rhode Island — 0.0%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/19	500	516,730
South Carolina — 0.2%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/41 (PR 01/01/21)	1,055	1,136,520
Greenville County School District RB, 4.63%, 12/01/20 (AGC)	325	345,962
South Carolina Public Service Authority RB, Series B, 5.00%, 12/01/18, (ETM)	1,000	1,016,380
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/18	350	353,738
State of South Carolina GO, Series A, 5.00%, 06/01/18	555	555,000
		3,407,600
Tennessee — 0.4%
County of Shelby TN GO, Series A, 5.00%, 04/01/20	1,500	1,586,880
Metropolitan Government of Nashville & Davidson County TN GO, Series A, 5.00%, 07/01/18	1,500	1,504,005
State of Tennessee GO
Series A, 5.00%, 08/01/19	500	519,185
Series A, 5.00%, 08/01/20	375	400,530
Series A, 5.00%, 08/01/21	1,900	2,081,526
Series A, 5.00%, 08/01/22	400	448,492
		6,540,618
Texas — 6.3%
Austin Independent School District GO, 5.00%, 08/01/33 (PR 08/01/18)	4,650	4,675,761
Central Texas Regional Mobility Authority RB, Series B, 5.00%, 01/01/45 (Put 01/06/21)(b)(c)	500	527,820

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Texas (continued)
Central Texas Turnpike System RB
0.00%, 08/15/21 (AMBAC)(a)	$ 3,375	$ 3,131,089
Series A, 5.00%, 08/15/42 (Put 04/01/20)(b)(c)	1,450	1,522,993
City of Dallas TX GOL
5.00%, 02/15/21	1,600	1,724,496
Series A, 5.00%, 02/15/20	1,295	1,363,480
City of Houston TX Combined Utility System Revenue RB
Series C, 5.00%, 11/15/18	3,785	3,842,759
Series C, 5.00%, 05/15/20	1,000	1,060,160
City of Houston TX GOL
Series A, 4.50%, 03/01/19	930	949,232
Series A, 4.50%, 03/01/19 (ETM)	95	96,936
Series A, 5.00%, 03/01/19	1,135	1,162,626
Series A, 5.00%, 03/01/20 (Call 03/01/19)	40	40,947
Series A, 5.00%, 03/01/20 (PR 03/01/19)	310	317,452
Series A, 5.00%, 03/01/23	1,500	1,693,860
City of San Antonio Texas Electric & Gas Systems Revenue RB
3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,000	1,021,250
5.00%, 02/01/19	1,100	1,124,442
5.00%, 02/01/20	5,050	5,317,852
5.00%, 02/01/21	3,000	3,239,910
5.00%, 02/01/22	1,275	1,410,201
Series B, 2.00%, 02/01/33 (Put 12/01/21)(b)(c)	500	496,990
City of San Antonio Texas GOL
5.00%, 02/01/19	1,800	1,839,762
5.00%, 02/01/20	1,500	1,579,050
County of Harris TX GO, Series C, 5.25%, 08/15/19 (AGM)	1,000	1,042,360
Cypress-Fairbanks Independent School District GO
Series A-3, 3.00%, 02/15/43 (Put 08/17/20) (PSF)(b)(c)	810	825,771
Series B-3, 4.00%, 02/15/40 (Put 08/15/19) (PSF)(b)(c)	500	512,420
Dallas Area Rapid Transit RB, 5.25%, 12/01/43 (PR 12/01/18)	1,760	1,790,554
Fort Worth Independent School District GO
5.00%, 02/15/19 (PSF)	500	511,765
5.00%, 02/15/21 (PSF)	1,000	1,080,560
Grand Parkway Transportation Corp. RB, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	1,000	1,130,810
Houston Independent School District GOL
5.00%, 02/15/19 (PSF)	1,000	1,023,390
5.00%, 02/15/22 (PSF)	1,780	1,972,026
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,891,925
Series A-2, 3.00%, 06/01/39 (Put 06/01/19) (PSF)(b)(c)	2,000	2,022,700
Lewisville Independent School District GO, 0.00%, 08/15/22(a)	1,350	1,228,486
Mesquite Independent School District GO, Series E, 5.00%, 08/15/20 (PSF)	100	106,772
North Texas Tollway Authority RB
Series A, 5.00%, 01/01/19	500	509,455
Series A, 5.00%, 01/01/20	1,750	1,835,715
Series A, 5.00%, 01/01/21	500	537,980
Series A, 5.00%, 01/01/22	1,000	1,101,540
Series A, 5.00%, 01/01/23	1,200	1,349,916
Series C, 1.95%, 01/01/38 (Put 01/01/19)(b)(c)	1,000	998,930
Series D, 5.00%, 09/01/32 (PR 09/01/21)	2,820	3,086,039
Series D, 5.25%, 09/01/27 (PR 09/01/21)	1,540	1,697,311
Northside Independent School District GO, 1.45%, 06/01/47 (Put 06/01/20) (PSF)(b)(c)	1,000	988,930
San Antonio Water System RB, Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	800	788,992
Security	Par(000)	Value
Texas (continued)
State of Texas GO
5.00%, 10/01/19	$ 4,160	$ 4,340,710
5.00%, 10/01/21	3,000	3,293,130
Series A, 5.00%, 10/01/18	700	707,917
Series A, 5.00%, 10/01/19	1,000	1,043,440
Texas State University System RB
Series A, 5.00%, 03/15/20	1,000	1,056,700
Series A, 5.00%, 03/15/21	1,250	1,351,600
Texas Transportation Commission State Highway Fund RB
4.00%, 10/01/18	500	503,975
5.00%, 10/01/20	1,000	1,071,570
5.00%, 10/01/21	1,120	1,229,816
Series A, 5.00%, 10/01/18	800	808,944
Series A, 5.00%, 04/01/19	2,000	2,054,800
Series A, 5.00%, 10/01/19	750	782,175
Series A, 5.00%, 04/01/21	2,615	2,836,883
Series A, 5.00%, 04/01/22	2,050	2,277,714
Series A, 5.00%, 04/01/23	215	244,096
University of Texas System (The) RB
Series B, 5.00%, 08/15/18	1,675	1,686,524
Series B, 5.00%, 08/15/19	525	545,370
Series B, 5.00%, 08/15/22	1,125	1,260,675
Series B, 5.38%, 08/15/23	605	703,676
Series D, 5.00%, 08/15/21	3,400	3,724,258
		97,697,388
Utah — 2.4%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/18	2,250	2,255,917
Series A, 5.00%, 07/01/21 (Call 07/01/18)	1,140	1,142,987
Series A, 5.00%, 07/01/22 (Call 07/01/18)	1,000	1,002,620
State of Utah GO
5.00%, 07/01/22	2,000	2,239,480
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,460	2,685,164
Series A, 5.00%, 07/01/18	1,000	1,002,680
Series A, 5.00%, 07/01/20	2,000	2,131,440
Series A, 5.00%, 07/01/20 (PR 07/01/18)	3,630	3,639,656
Series A, 5.00%, 07/01/21 (PR 07/01/18)	2,000	2,005,320
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	7,018,538
Series C, 5.00%, 07/01/18	5,000	5,013,400
Utah Transit Authority RB
Series A, 4.75%, 06/15/32 (PR 06/15/18) (AGM)	3,865	3,868,942
Series A, 5.00%, 06/15/32 (PR 06/15/18) (AGM)	1,330	1,331,463
Series A, 5.00%, 06/15/36 (PR 06/15/18) (AGM)	2,000	2,002,200
		37,339,807
Virginia — 2.0%
Commonwealth of Virginia GO, Series D, 5.00%, 06/01/18	2,600	2,600,000
County of Fairfax VA GO
Series B, 4.00%, 04/01/19 (SAW)	860	876,830
Series B, 5.00%, 04/01/23 (SAW)	4,000	4,557,120
County of Loudoun VA GO, Series B, 5.00%, 11/01/19	1,980	2,071,080
Virginia College Building Authority RB, Series A, 5.00%, 02/01/28 (PR 02/01/23)	1,100	1,242,395
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23 (PR 03/15/23)	2,700	3,063,501
5.00%, 05/15/27 (PR 05/15/21) (SAP)	5,000	5,440,650
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,055	1,147,977
Series A, 5.00%, 05/15/23	200	227,418
Virginia Public Building Authority RB, Series C, 5.00%, 08/01/18	3,000	3,016,860

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Virginia (continued)
Virginia Public School Authority RB
4.00%, 08/01/19 (SAW)	$ 1,120	$ 1,149,669
4.00%, 08/01/20 (SAW)	2,500	2,613,150
Series C, 5.00%, 08/01/18 (SAW)	1,000	1,005,650
Series C, 5.00%, 08/01/22 (Call 08/01/19) (SAW)	1,240	1,286,413
		30,298,713
Washington — 3.3%
City of Seattle WA Municipal Light & Power Revenue RB, Series B, 5.00%, 02/01/19	500	510,945
County of King WA Sewer Revenue RB, 5.00%, 01/01/39 (PR 01/01/19)	3,035	3,093,090
Energy Northwest RB
Series A, 5.00%, 07/01/18 (ETM)	7,420	7,439,581
Series A, 5.00%, 07/01/19	1,735	1,797,408
Series A, 5.00%, 07/01/20	305	324,529
Series A, 5.00%, 07/01/21	3,185	3,472,510
Series A, 5.00%, 07/01/22	1,195	1,332,616
Series A, 5.00%, 07/01/23	1,000	1,138,900
Series A, 5.25%, 07/01/18 (ETM)	1,275	1,278,583
State of Washington GO
5.00%, 07/01/19	500	517,660
5.00%, 02/01/20	1,000	1,052,530
Series 2010-B, 5.00%, 08/01/34 (PR 08/01/19)	1,500	1,556,325
Series 2010E, 5.00%, 02/01/20	2,500	2,631,325
Series 2011A, 5.00%, 08/01/33 (PR 08/01/20)	4,000	4,266,160
Series 2012-A, 5.00%, 07/01/19	2,500	2,588,300
Series A, 5.00%, 07/01/31 (PR 07/01/18)	350	350,931
Series B, 5.00%, 07/01/22	2,800	3,127,124
Series C, 5.50%, 07/01/23	715	810,553
Series R-2010A, 5.00%, 01/01/21 (PR 01/01/19)	1,000	1,019,430
Series R-2011A, 5.00%, 01/01/21	1,000	1,077,790
Series R-2011B, 5.00%, 07/01/20	520	553,956
Series R-2011C, 5.00%, 07/01/18	600	601,620
Series R-2012A, 5.00%, 07/01/18	785	787,119
Series R-2012C, 5.00%, 07/01/18	2,000	2,005,400
Series R-2012C, 5.00%, 07/01/20	1,000	1,065,300
Series R-2013C, 5.00%, 07/01/18	2,000	2,005,400
Series R-2015-C, 5.00%, 07/01/20	1,000	1,065,300
Series R-2017A, 5.00%, 08/01/21	1,000	1,093,600
State of Washington RB
5.00%, 09/01/19	500	519,420
5.00%, 09/01/20	1,010	1,076,296
5.00%, 09/01/21	300	327,216
Series C, 5.00%, 09/01/18	500	504,045
		50,990,962
Security	Par/Shares (000)	Value
Wisconsin — 2.1%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 1, 5.00%, 06/01/20, (ETM)	$ 3,060	$ 3,246,997
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	2,500	2,580,775
State of Wisconsin GO
Series 1, 5.00%, 05/01/19	1,200	1,236,516
Series 1, 5.00%, 05/01/20	1,000	1,060,910
Series 1, 5.00%, 05/01/21	1,600	1,741,088
Series 1, 5.00%, 11/01/21	2,000	2,202,960
Series 2, 5.00%, 11/01/18	4,575	4,639,462
Series 2, 5.00%, 11/01/19	2,175	2,275,354
Series 2, 5.00%, 11/01/21	2,000	2,202,960
Series 2, 5.00%, 11/01/22	2,000	2,247,440
Series 4, 5.00%, 05/01/20	1,000	1,060,910
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/21	2,000	2,182,420
Series 1, 5.00%, 07/01/22	1,765	1,971,205
Series A, 5.00%, 07/01/20 (AGM)	560	595,739
Series I, 5.00%, 07/01/18 (NPFGC)	2,060	2,065,418
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	290	300,022
Series I, 5.00%, 07/01/20 (NPFGC)	960	1,022,890
		32,633,066
Total Municipal Debt Obligations — 99.3% (Cost: $1,545,344,972)		1,533,862,372

Short-Term Investments
Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 1.00%(d)(e)	9,715	9,716,315
Total Short-Term Investments — 0.6% (Cost: $9,715,136)		9,716,315
Total Investments in Securities — 99.9% (Cost: $1,555,060,108)		1,543,578,687
Other Assets, Less Liabilities — 0.1%		1,951,448
Net Assets — 100.0%		$ 1,545,530,135

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 02/28/18 (000)	Net Activity (000)	Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	3,910	5,805	9,715	$9,716,315	$50,846	$ (613)	$ 776

iShares® Short-Term National Muni Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$ —	$1,533,862,372	$ —	$1,533,862,372
Money Market Funds	9,716,315	—	—	9,716,315
	$ 9,716,315	$1,533,862,372	$ —	$1,543,578,687
Portfolio Abbreviations - Fixed Income
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	Ambac Assurance Corp.
BAB	Build America Bond
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
HERBIP	Higher Education Revenue Bond Intercept Program
NPFGC	National Public Finance Guarantee Corp.
NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial Guaranty Insurance Co.
PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Interpublic Group of Companies Inc. (The), 3.75%, 02/15/23	$ 262	$ 261,400
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	356	341,208
3.63%, 05/01/22	482	482,058
3.65%, 11/01/24 (Call 08/01/24)	200	196,310
4.45%, 08/15/20	250	257,163
WPP Finance 2010
3.75%, 09/19/24	565	551,304
5.63%, 11/15/43	275	291,167
		2,380,610
Aerospace & Defense — 1.4%
Boeing Capital Corp., 4.70%, 10/27/19	110	113,146
Boeing Co. (The)
2.80%, 03/01/23 (Call 02/01/23)	265	261,809
2.85%, 10/30/24 (Call 07/30/24)	465	452,654
3.25%, 03/01/28 (Call 12/01/27)	390	382,867
3.55%, 03/01/38 (Call 09/01/37)(a)	130	126,182
4.88%, 02/15/20	200	207,446
5.88%, 02/15/40	254	323,007
Embraer Netherlands Finance BV, 5.05%, 06/15/25	19	19,082
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)	50	46,657
2.13%, 08/15/26 (Call 05/15/26)	250	224,533
2.25%, 11/15/22 (Call 08/15/22)	350	336,164
2.63%, 11/15/27 (Call 08/15/27)(a)	325	300,037
3.00%, 05/11/21	225	224,681
3.38%, 05/15/23 (Call 04/15/23)	160	160,754
3.50%, 05/15/25 (Call 03/15/25)	350	349,751
3.75%, 05/15/28 (Call 02/15/28)	210	211,894
3.88%, 07/15/21 (Call 04/15/21)(a)	176	180,041
Harris Corp.
3.83%, 04/27/25 (Call 01/27/25)	20	19,848
4.40%, 12/15/20	200	207,920
4.85%, 04/27/35 (Call 10/27/34)	215	223,050
5.05%, 04/27/45 (Call 10/27/44)	325	346,456
L3 Technologies Inc.
3.95%, 05/28/24 (Call 02/28/24)	42	41,975
4.75%, 07/15/20	390	402,804
5.20%, 10/15/19	252	259,850
Lockheed Martin Corp.
2.50%, 11/23/20 (Call 10/23/20)(a)	25	24,730
2.90%, 03/01/25 (Call 12/01/24)	720	688,298
3.10%, 01/15/23 (Call 11/15/22)	200	198,206
3.35%, 09/15/21	304	306,104
3.55%, 01/15/26 (Call 10/15/25)	548	543,939
3.60%, 03/01/35 (Call 09/01/34)	30	28,389
3.80%, 03/01/45 (Call 09/01/44)	500	465,375
4.07%, 12/15/42(a)	384	374,250
4.25%, 11/15/19	60	61,300
4.50%, 05/15/36 (Call 11/15/35)	250	262,865
4.70%, 05/15/46 (Call 11/15/45)	703	751,240
Series B, 6.15%, 09/01/36	150	187,941
Northrop Grumman Corp.
2.08%, 10/15/20	200	195,834
2.55%, 10/15/22 (Call 09/15/22)	177	171,111
2.93%, 01/15/25 (Call 11/15/24)	121	115,301
3.20%, 02/01/27 (Call 11/01/26)	1,081	1,026,507
Security	Par(000)	Value
Aerospace & Defense (continued)
3.25%, 08/01/23(a)	$ 55	$ 54,677
3.25%, 01/15/28 (Call 10/15/27)(a)	400	378,492
3.50%, 03/15/21	232	235,232
3.85%, 04/15/45 (Call 10/15/44)	225	206,890
4.03%, 10/15/47 (Call 04/15/47)	180	169,765
4.75%, 06/01/43	250	263,125
5.05%, 08/01/19	200	205,152
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	132	128,196
3.13%, 10/15/20	734	739,255
4.20%, 12/15/44 (Call 06/15/44)(a)	430	452,330
4.70%, 12/15/41	25	28,138
4.88%, 10/15/40(a)	130	148,478
Rockwell Collins Inc.
2.80%, 03/15/22 (Call 02/15/22)(a)	350	342,121
3.20%, 03/15/24 (Call 01/15/24)	81	78,333
3.50%, 03/15/27 (Call 12/15/26)	615	588,807
3.70%, 12/15/23 (Call 09/15/23)	100	100,126
4.35%, 04/15/47 (Call 10/15/46)	510	491,048
4.80%, 12/15/43 (Call 06/15/43)	100	101,994
5.25%, 07/15/19	100	102,456
United Technologies Corp.
1.95%, 11/01/21 (Call 10/01/21)	415	398,861
3.10%, 06/01/22(a)	651	644,451
3.13%, 05/04/27 (Call 02/04/27)(a)	325	303,215
3.75%, 11/01/46 (Call 05/01/46)	460	405,131
4.05%, 05/04/47 (Call 11/04/46)(a)	250	230,792
4.15%, 05/15/45 (Call 11/16/44)	416	391,098
4.50%, 04/15/20	1,374	1,415,234
4.50%, 06/01/42	685	677,383
5.40%, 05/01/35	90	98,483
5.70%, 04/15/40	350	400,879
6.05%, 06/01/36	295	344,825
6.13%, 07/15/38(a)	100	119,246
6.70%, 08/01/28	150	181,353
7.50%, 09/15/29	75	96,052
		21,345,616
Agriculture — 1.1%
Altria Group Inc.
2.63%, 01/14/20 (Call 12/14/19)	350	348,754
2.63%, 09/16/26 (Call 06/16/26)(a)	250	228,805
2.85%, 08/09/22	485	475,814
3.88%, 09/16/46 (Call 03/16/46)	495	443,233
4.00%, 01/31/24	600	610,572
4.25%, 08/09/42	390	367,930
4.75%, 05/05/21	490	511,883
5.38%, 01/31/44	510	557,450
9.25%, 08/06/19	348	373,641
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	449	412,856
4.02%, 04/16/43	245	239,889
BAT Capital Corp.
2.30%, 08/14/20(a)(b)	290	284,191
2.76%, 08/15/22 (Call 07/15/22)(b)	247	238,345
3.22%, 08/15/24 (Call 06/15/24)(a)(b)	660	629,581
3.56%, 08/15/27 (Call 05/15/27)(b)	530	499,960
4.39%, 08/15/37 (Call 02/15/37)(b)	286	273,779
4.54%, 08/15/47 (Call 02/15/47)(b)	885	837,847

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Agriculture (continued)
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	$ 150	$ 144,731
3.25%, 08/15/26 (Call 05/15/26)(a)	190	173,381
3.75%, 09/25/27 (Call 06/25/27)	300	285,150
8.50%, 06/15/19	300	316,086
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)(a)	125	121,453
2.00%, 02/21/20	110	108,461
2.13%, 05/10/23 (Call 03/10/23)	285	267,797
2.38%, 08/17/22 (Call 07/17/22)(a)	341	327,807
2.50%, 08/22/22	197	190,489
2.50%, 11/02/22 (Call 10/02/22)	300	289,473
2.75%, 02/25/26 (Call 11/25/25)	319	297,780
2.90%, 11/15/21(a)	497	492,293
3.13%, 08/17/27 (Call 05/17/27)	100	95,224
3.13%, 03/02/28 (Call 12/02/27)(a)	320	304,045
3.25%, 11/10/24(a)	415	405,571
3.38%, 08/11/25 (Call 05/11/25)	10	9,771
3.88%, 08/21/42	8	7,300
4.13%, 05/17/21(a)	200	205,414
4.13%, 03/04/43	628	595,105
4.25%, 11/10/44(a)	361	349,614
4.38%, 11/15/41	327	322,187
4.88%, 11/15/43	350	366,006
6.38%, 05/16/38	285	352,023
Reynolds American Inc.
3.25%, 06/12/20(a)	625	625,556
4.45%, 06/12/25 (Call 03/12/25)	370	375,480
5.70%, 08/15/35 (Call 02/15/35)	330	362,706
5.85%, 08/15/45 (Call 02/15/45)	954	1,067,469
6.88%, 05/01/20	500	533,575
7.25%, 06/15/37	114	146,131
		16,472,608
Airlines — 0.3%
American Airlines Pass Through Trust
Series 2013-2, Class A, 4.95%, 07/15/24	485	500,955
Series 2014-1, Class A, 3.70%, 04/01/28	402	395,056
Series 2015-1, Class A, 3.38%, 11/01/28	102	98,931
Series 2016-3, Class AA, 3.00%, 04/15/30	440	416,293
Continental Airlines Inc. Pass Through Trust
Series 2007-1, Class A, 5.98%, 10/19/23	344	365,150
Series 2009-2, Class A, 7.25%, 11/10/19	183	192,468
Series 2012-2, Class A, 4.00%, 04/29/26	197	198,786
Delta Air Lines Inc.
2.60%, 12/04/20	170	167,071
3.63%, 03/15/22 (Call 02/15/22)	400	397,304
4.38%, 04/19/28 (Call 01/19/28)	200	196,142
Delta Air Lines Inc. Pass Through Trust, Series 2017-1, Class A, 6.82%, 02/10/24	47	51,223
Southwest Airlines Co.
2.65%, 11/05/20 (Call 10/05/20)	175	173,056
2.75%, 11/06/19 (Call 10/06/19)	375	374,209
2.75%, 11/16/22 (Call 10/16/22)	160	156,010
3.00%, 11/15/26 (Call 08/15/26)	20	18,718
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27(a)	54	54,215
Series 2014-2, Class A, 3.75%, 03/03/28	471	466,065
Series 2015-1, Class AA, 3.45%, 06/01/29	93	90,033
Series 2016-1, Class AA, 3.10%, 01/07/30	511	487,113
Security	Par(000)	Value
Airlines (continued)
Series 2016-2, Class AA, 2.88%, 04/07/30	$ 195	$ 181,783
Series 2018-1, Class AA, 3.50%, 09/01/31	50	48,309
		5,028,890
Apparel — 0.1%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	105	100,751
2.38%, 11/01/26 (Call 08/01/26)	945	869,664
3.38%, 11/01/46 (Call 05/01/46)	25	22,468
3.63%, 05/01/43 (Call 11/01/42)	350	329,987
3.88%, 11/01/45 (Call 05/01/45)	145	141,189
Ralph Lauren Corp., 2.63%, 08/18/20 (Call 07/18/20)	100	99,319
VF Corp., 3.50%, 09/01/21 (Call 06/01/21)(a)	295	299,154
		1,862,532
Auto Manufacturers — 1.6%
American Honda Finance Corp.
1.20%, 07/12/19	100	98,362
1.65%, 07/12/21	220	210,740
1.70%, 09/09/21	300	287,805
2.15%, 03/13/20	350	345,811
2.25%, 08/15/19	250	248,720
2.30%, 09/09/26	400	365,368
2.45%, 09/24/20	170	168,171
2.60%, 11/16/22(a)	410	400,525
2.65%, 02/12/21(a)	100	99,324
3.50%, 02/15/28	100	99,268
Daimler Finance North America LLC, 8.50%, 01/18/31	325	469,225
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(a)	467	462,377
4.75%, 01/15/43	602	540,795
5.29%, 12/08/46 (Call 06/08/46)(a)	299	288,457
6.63%, 10/01/28	62	69,951
7.40%, 11/01/46	250	309,773
7.45%, 07/16/31	575	685,538
Ford Motor Credit Co. LLC
2.43%, 06/12/20	405	398,147
2.60%, 11/04/19	200	198,944
2.68%, 01/09/20	435	431,951
3.16%, 08/04/20	200	199,306
3.20%, 01/15/21	1,000	993,960
3.34%, 03/18/21	145	144,053
3.34%, 03/28/22 (Call 02/28/22)	800	786,784
3.66%, 09/08/24	450	433,458
3.81%, 01/09/24 (Call 11/09/23)(a)	500	490,010
4.13%, 08/04/25	245	241,090
4.14%, 02/15/23 (Call 01/15/23)	250	251,743
5.75%, 02/01/21	275	290,202
5.88%, 08/02/21	200	212,982
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	380	368,452
5.15%, 04/01/38 (Call 10/01/37)	250	243,770
5.20%, 04/01/45	609	577,649
5.40%, 04/01/48 (Call 10/01/47)	225	221,337
6.25%, 10/02/43	377	403,605
6.60%, 04/01/36 (Call 10/01/35)	370	412,376
6.75%, 04/01/46 (Call 10/01/45)	415	472,083
General Motors Financial Co. Inc.
2.65%, 04/13/20	265	262,475
3.15%, 06/30/22 (Call 05/30/22)(a)	30	29,281
3.20%, 07/13/20 (Call 06/13/20)	200	199,622

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Auto Manufacturers (continued)
3.20%, 07/06/21 (Call 06/06/21)	$ 155	$ 153,580
3.25%, 01/05/23 (Call 12/05/22)	100	97,416
3.45%, 01/14/22 (Call 12/14/21)	1,005	997,161
3.45%, 04/10/22 (Call 02/10/22)	320	316,918
3.55%, 04/09/21(a)	95	95,182
3.70%, 11/24/20 (Call 10/24/20)	743	748,714
3.70%, 05/09/23 (Call 03/09/23)(a)	160	158,086
3.85%, 01/05/28 (Call 10/05/27)	100	94,086
3.95%, 04/13/24 (Call 02/13/24)	356	351,507
4.00%, 01/15/25 (Call 10/15/24)	645	633,958
4.00%, 10/06/26 (Call 07/06/26)	582	559,581
4.20%, 03/01/21 (Call 02/01/21)	637	648,816
4.25%, 05/15/23(a)	50	50,595
4.30%, 07/13/25 (Call 04/13/25)	329	326,250
4.35%, 04/09/25 (Call 02/09/25)	230	229,312
4.35%, 01/17/27 (Call 10/17/26)	161	158,134
4.38%, 09/25/21	100	102,477
5.25%, 03/01/26 (Call 12/01/25)(a)	483	504,923
PACCAR Financial Corp.
2.05%, 11/13/20(a)	170	166,726
2.30%, 08/10/22	330	318,803
3.10%, 05/10/21	55	55,177
Toyota Motor Credit Corp.
1.55%, 10/18/19(a)	280	275,696
1.90%, 04/08/21	450	437,791
1.95%, 04/17/20	1,000	984,810
2.13%, 07/18/19	575	573,315
2.15%, 03/12/20	350	346,006
2.60%, 01/11/22	58	56,998
2.63%, 01/10/23	545	529,113
2.90%, 04/17/24	75	72,997
2.95%, 04/13/21(a)	100	100,046
3.20%, 01/11/27	62	60,448
3.30%, 01/12/22	1,075	1,081,923
3.40%, 09/15/21	105	106,127
3.40%, 04/14/25	100	99,492
		24,905,654
Auto Parts & Equiptment — 0.1%
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	200	201,370
4.40%, 10/01/46 (Call 04/01/46)	200	189,434
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	160	154,746
Delphi Corp., 4.15%, 03/15/24 (Call 12/15/23)	320	324,489
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	200	200,904
4.15%, 10/01/25 (Call 07/01/25)	150	153,903
		1,224,846
Banks — 20.7%
Australia & New Zealand Banking Group Ltd., 3.30%, 05/17/21	250	250,810
Australia & New Zealand Banking Group Ltd./New York NY
1.60%, 07/15/19	1,000	987,000
2.25%, 06/13/19	495	492,772
2.30%, 06/01/21	300	292,050
2.63%, 05/19/22	500	485,405
2.70%, 11/16/20	250	247,588
BAC Capital Trust XI, 6.63%, 05/23/36(a)	70	103,752
Security	Par(000)	Value
Banks (continued)
Banco Santander SA
3.50%, 04/11/22	$ 200	$ 195,472
3.80%, 02/23/28(a)	800	732,848
3.85%, 04/12/23	200	196,490
4.25%, 04/11/27(a)	400	382,244
4.38%, 04/12/28	400	383,616
Bancolombia SA, 5.95%, 06/03/21	200	208,684
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	40	39,124
2.33%, 10/01/21 (Call 10/01/20)(c)(d)	158	154,676
2.37%, 07/21/21 (Call 07/21/20)(c)(d)	300	294,636
2.50%, 10/21/22 (Call 10/21/21)(a)	1,000	960,390
2.63%, 04/19/21(a)	100	98,448
2.74%, 01/23/22 (Call 01/23/21)(c)(d)	200	197,020
2.82%, 07/21/23 (Call 07/21/22)(c)(d)	200	193,988
2.88%, 04/24/23 (Call 04/24/22)(c)(d)	500	487,500
3.00%, 12/20/23 (Call 12/20/22)(c)(d)	4,058	3,944,214
3.09%, 10/01/25 (Call 10/01/24)(c)(d)	125	119,428
3.12%, 01/20/23 (Call 01/20/22)(a)(c)(d)	300	295,842
3.25%, 10/21/27 (Call 10/21/26)	800	747,456
3.30%, 01/11/23	650	644,579
3.42%, 12/20/28 (Call 12/20/27)(c)(d)	1,732	1,632,445
3.50%, 04/19/26	1,125	1,092,431
3.59%, 07/21/28 (Call 07/21/27)(a)(c)(d)	150	143,661
3.71%, 04/24/28 (Call 04/24/27)(c)(d)	1,000	966,700
3.82%, 01/20/28 (Call 01/20/27)(c)(d)	150	146,598
3.88%, 08/01/25	875	873,206
3.97%, 03/05/29 (Call 03/05/28)(a)(c)(d)	250	246,850
4.00%, 04/01/24	570	578,413
4.00%, 01/22/25	495	490,703
4.10%, 07/24/23	275	281,570
4.13%, 01/22/24	450	460,174
4.20%, 08/26/24	134	135,363
4.24%, 04/24/38 (Call 04/24/37)(a)(c)(d)	410	403,969
4.25%, 10/22/26	300	299,724
4.44%, 01/20/48 (Call 01/20/47)(c)(d)	645	646,987
4.45%, 03/03/26	615	621,673
4.88%, 04/01/44	17	18,067
5.00%, 01/21/44	500	541,045
5.63%, 07/01/20	100	105,053
5.88%, 02/07/42	251	301,815
6.11%, 01/29/37	605	708,618
6.22%, 09/15/26	500	561,590
7.75%, 05/14/38	750	1,034,002
Series L, 2.25%, 04/21/20(a)	2,070	2,041,848
Series L, 4.18%, 11/25/27 (Call 11/25/26)	770	756,194
Series L, 4.75%, 04/21/45	460	469,315
Bank of America N.A., 6.00%, 10/15/36	426	519,963
Bank of Montreal
1.75%, 09/11/19	200	197,618
1.90%, 08/27/21	890	855,156
2.10%, 12/12/19	225	222,703
2.10%, 06/15/20	775	761,585
2.35%, 09/11/22	75	71,961
2.55%, 11/06/22 (Call 10/06/22)(a)	90	87,049
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)(a)	275	267,721
2.20%, 08/16/23 (Call 06/16/23)	308	291,069
2.30%, 09/11/19 (Call 08/11/19)	100	99,511
2.45%, 11/27/20 (Call 10/27/20)	490	483,988

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
2.45%, 08/17/26 (Call 05/17/26)	$ 100	$ 91,454
2.50%, 04/15/21 (Call 03/15/21)	505	497,597
2.60%, 08/17/20 (Call 07/17/20)	390	387,067
2.80%, 05/04/26 (Call 02/04/26)	9	8,506
2.95%, 01/29/23 (Call 12/29/22)	100	98,232
3.25%, 09/11/24 (Call 08/11/24)	150	147,740
3.25%, 05/16/27 (Call 02/16/27)	423	409,384
3.40%, 05/15/24 (Call 04/15/24)	585	580,027
3.40%, 01/29/28 (Call 10/29/27)	150	146,415
3.44%, 02/07/28 (Call 02/07/27)(c)(d)	150	146,826
3.50%, 04/28/23(a)	100	100,418
3.55%, 09/23/21 (Call 08/23/21)	350	354,616
3.65%, 02/04/24 (Call 01/05/24)	426	430,614
3.85%, 04/28/28(a)	250	254,018
4.60%, 01/15/20	50	51,392
Series G, 2.15%, 02/24/20 (Call 01/24/20)	1,200	1,187,400
Series G, 3.00%, 02/24/25 (Call 01/24/25)	180	172,724
Bank of Nova Scotia (The)
1.65%, 06/14/19(a)	565	559,039
2.05%, 06/05/19(a)	100	99,293
2.45%, 03/22/21	1,350	1,322,838
2.45%, 09/19/22	195	188,134
2.70%, 03/07/22(a)	90	88,213
2.80%, 07/21/21	300	296,880
4.38%, 01/13/21	55	56,727
4.50%, 12/16/25(a)	411	412,056
Bank One Corp., 7.63%, 10/15/26	350	429,702
Barclays Bank PLC
2.65%, 01/11/21 (Call 12/11/20)	245	240,098
5.14%, 10/14/20(a)	250	257,563
Barclays PLC
2.75%, 11/08/19	415	412,838
2.88%, 06/08/20	500	495,145
3.25%, 01/12/21	655	647,946
3.65%, 03/16/25	1,600	1,502,864
3.68%, 01/10/23 (Call 01/10/22)	1,150	1,128,173
4.34%, 01/10/28 (Call 01/10/27)	250	237,980
4.38%, 01/12/26	600	585,138
4.95%, 01/10/47	390	365,516
5.25%, 08/17/45	500	488,850
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	355	343,956
2.45%, 01/15/20 (Call 12/15/19)	446	443,047
2.63%, 06/29/20 (Call 05/29/20)	250	248,355
2.75%, 04/01/22 (Call 03/01/22)	500	489,940
2.85%, 10/26/24 (Call 09/26/24)	330	316,691
BNP Paribas SA
2.38%, 05/21/20	400	395,560
4.25%, 10/15/24	200	200,014
5.00%, 01/15/21	510	533,190
BNP Paribas/BNP Paribas U.S. Medium-Term Note Program LLC, 3.25%, 03/03/23	406	403,852
BPCE SA
2.50%, 07/15/19	250	248,865
2.75%, 12/02/21	1,300	1,273,545
4.00%, 04/15/24	250	251,838
Branch Banking & Trust Co.
2.25%, 06/01/20 (Call 05/01/20)	250	246,293
2.63%, 01/15/22 (Call 12/15/21)	250	243,888
3.80%, 10/30/26 (Call 09/30/26)	250	250,468
Security	Par(000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
1.60%, 09/06/19	$ 100	$ 98,497
2.55%, 06/16/22	325	315,971
2.70%, 02/02/21	1,100	1,086,096
Capital One Financial Corp.
2.40%, 10/30/20 (Call 09/30/20)	290	284,281
3.20%, 01/30/23 (Call 12/30/22)	700	682,535
3.20%, 02/05/25 (Call 01/05/25)	381	360,030
3.30%, 10/30/24 (Call 09/30/24)	307	293,824
3.45%, 04/30/21 (Call 03/30/21)	250	250,185
3.50%, 06/15/23	5	4,917
3.75%, 04/24/24 (Call 03/24/24)	440	435,631
3.75%, 07/28/26 (Call 06/28/26)	313	293,869
3.75%, 03/09/27 (Call 02/09/27)	1,030	985,092
3.80%, 01/31/28 (Call 12/31/27)	430	409,854
4.20%, 10/29/25 (Call 09/29/25)	75	73,596
4.25%, 04/30/25 (Call 03/31/25)(a)	250	250,785
Capital One N.A.
1.85%, 09/13/19 (Call 08/13/19)	750	739,702
2.25%, 09/13/21 (Call 08/13/21)	250	240,993
2.40%, 09/05/19 (Call 08/05/19)	1,335	1,326,336
Citibank N.A.
2.10%, 06/12/20 (Call 05/12/20)	300	294,270
2.13%, 10/20/20 (Call 09/20/20)	100	97,731
3.05%, 05/01/20 (Call 04/01/20)	750	750,742
Citigroup Inc.
2.05%, 06/07/19	50	49,624
2.40%, 02/18/20	2,300	2,277,713
2.50%, 07/29/19	650	648,440
2.65%, 10/26/20	700	690,473
2.70%, 10/27/22 (Call 09/27/22)	200	193,040
2.75%, 04/25/22 (Call 03/25/22)	445	433,016
2.88%, 07/24/23 (Call 07/24/22)(c)(d)	285	275,686
2.90%, 12/08/21 (Call 11/08/21)(a)	135	132,754
3.14%, 01/24/23 (Call 01/24/22)(a)(c)(d)	750	737,835
3.20%, 10/21/26 (Call 07/21/26)	600	561,150
3.30%, 04/27/25(a)	550	528,808
3.40%, 05/01/26(a)	1,350	1,286,050
3.50%, 05/15/23	129	127,824
3.67%, 07/24/28 (Call 07/24/27)(c)(d)	425	405,811
3.70%, 01/12/26	310	302,058
3.88%, 10/25/23(a)	1,270	1,282,052
3.88%, 03/26/25	550	536,250
3.88%, 01/24/39 (Call 01/24/38)(c)(d)	350	322,682
3.89%, 01/10/28 (Call 01/10/27)(a)(c)(d)	1,000	974,020
4.04%, 06/01/24 (Call 06/01/23)(c)(d)	250	252,110
4.05%, 07/30/22	125	126,741
4.08%, 04/23/29 (Call 04/23/28)(c)(d)	250	245,550
4.13%, 07/25/28(a)	135	130,213
4.28%, 04/24/48 (Call 04/24/47)(c)(d)	385	369,923
4.30%, 11/20/26	200	198,176
4.40%, 06/10/25	325	325,991
4.45%, 09/29/27(a)	1,345	1,332,653
4.50%, 01/14/22	629	652,581
4.60%, 03/09/26	300	303,564
4.65%, 07/30/45	490	495,321
4.75%, 05/18/46	395	387,444
5.30%, 05/06/44	420	444,389
5.38%, 08/09/20	1,000	1,046,580
5.50%, 09/13/25(a)	650	695,883

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
5.88%, 01/30/42	$ 100	$ 118,551
6.00%, 10/31/33(a)	355	403,053
6.68%, 09/13/43	560	695,453
8.13%, 07/15/39	625	901,350
Citizens Bank N.A./Providence RI
2.25%, 03/02/20 (Call 02/03/20)	250	246,080
2.25%, 10/30/20 (Call 09/30/20)	25	24,459
2.55%, 05/13/21 (Call 04/13/21)	100	98,045
2.65%, 05/26/22 (Call 04/26/22)	250	242,790
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)	641	645,314
Commonwealth Bank of Australia/New York NY
2.30%, 09/06/19	100	99,332
2.30%, 03/12/20	250	247,013
2.55%, 03/15/21	260	255,567
Compass Bank
2.88%, 06/29/22 (Call 05/29/22)	250	241,840
3.88%, 04/10/25 (Call 03/10/25)	250	243,383
Cooperatieve Rabobank UA
3.88%, 02/08/22	1,100	1,118,942
3.95%, 11/09/22	550	548,784
4.38%, 08/04/25	500	493,345
4.50%, 01/11/21	398	410,847
5.25%, 05/24/41	632	729,941
5.25%, 08/04/45	250	265,763
5.75%, 12/01/43(a)	250	284,357
Cooperatieve Rabobank UA/NY
1.38%, 08/09/19(a)	250	245,800
2.25%, 01/14/20	250	247,155
2.50%, 01/19/21	970	953,723
2.75%, 01/10/22(a)	1,250	1,224,637
Credit Suisse AG/New York NY
3.00%, 10/29/21	500	495,790
3.63%, 09/09/24	250	248,008
4.38%, 08/05/20	750	771,030
5.40%, 01/14/20	360	372,722
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 03/26/20	1,205	1,196,095
3.13%, 12/10/20(a)	800	796,168
3.45%, 04/16/21	750	751,672
3.75%, 03/26/25	250	241,508
3.80%, 09/15/22	1,300	1,303,367
4.55%, 04/17/26	750	754,567
4.88%, 05/15/45	280	281,904
Deutsche Bank AG
2.95%, 08/20/20	105	103,144
3.13%, 01/13/21	455	444,631
3.38%, 05/12/21	1,075	1,052,457
4.10%, 01/13/26(a)	240	224,088
4.25%, 10/14/21(a)	555	551,559
Deutsche Bank AG/London, 3.70%, 05/30/24	484	453,963
Deutsche Bank AG/New York NY
2.70%, 07/13/20	285	279,129
3.15%, 01/22/21	250	245,155
3.30%, 11/16/22	690	656,749
Discover Bank
3.10%, 06/04/20 (Call 05/04/20)(a)	250	249,640
3.20%, 08/09/21 (Call 07/09/21)	250	247,200
3.35%, 02/06/23 (Call 01/06/23)	150	147,329
Security	Par(000)	Value
Banks (continued)
4.20%, 08/08/23	$ 250	$ 253,680
7.00%, 04/15/20	550	583,165
Fifth Third Bancorp.
2.60%, 06/15/22 (Call 05/15/22)	300	291,825
3.50%, 03/15/22 (Call 02/15/22)	805	808,687
3.95%, 03/14/28 (Call 02/14/28)	500	496,930
4.30%, 01/16/24 (Call 12/16/23)	340	348,140
8.25%, 03/01/38	257	358,266
Fifth Third Bank/Cincinnati OH
1.63%, 09/27/19 (Call 08/27/19)(a)	300	295,302
2.25%, 06/14/21 (Call 05/14/21)(a)	200	194,872
2.88%, 10/01/21 (Call 09/01/21)	200	197,982
First Republic Bank/CA
2.50%, 06/06/22 (Call 05/06/22)	100	96,511
4.63%, 02/13/47	350	352,310
Goldman Sachs Capital I, 6.35%, 02/15/34(a)	780	904,457
Goldman Sachs Group Inc. (The)
2.30%, 12/13/19 (Call 11/13/19)	70	69,385
2.35%, 11/15/21 (Call 11/15/20)	1,500	1,449,315
2.55%, 10/23/19	830	826,904
2.60%, 04/23/20 (Call 03/23/20)	952	942,927
2.75%, 09/15/20 (Call 08/15/20)	610	604,595
2.88%, 02/25/21 (Call 01/25/21)	610	603,540
2.88%, 10/31/22 (Call 10/31/21)(c)(d)	1,000	975,790
2.91%, 07/24/23 (Call 07/24/22)(c)(d)	1,000	966,880
3.00%, 04/26/22 (Call 04/26/21)	1,260	1,237,862
3.20%, 02/23/23 (Call 01/23/23)	250	244,898
3.27%, 09/29/25 (Call 09/29/24)(c)(d)	700	668,017
3.50%, 11/16/26 (Call 11/16/25)	490	465,123
3.63%, 01/22/23	585	584,245
3.69%, 06/05/28 (Call 06/05/27)(c)(d)	250	237,805
3.75%, 05/22/25 (Call 02/22/25)	410	401,357
3.75%, 02/25/26 (Call 11/25/25)	750	728,722
3.85%, 07/08/24 (Call 04/08/24)	1,600	1,594,032
3.85%, 01/26/27 (Call 01/26/26)	790	766,316
4.00%, 03/03/24	220	221,764
4.02%, 10/31/38 (Call 10/31/37)(c)(d)	500	460,100
4.22%, 05/01/29 (Call 05/01/28)(c)(d)	400	394,632
4.25%, 10/21/25	865	858,149
4.75%, 10/21/45 (Call 04/21/45)	900	909,918
4.80%, 07/08/44 (Call 01/08/44)	525	532,780
5.15%, 05/22/45	710	730,760
5.25%, 07/27/21	401	422,846
5.38%, 03/15/20	515	535,811
5.75%, 01/24/22	1,300	1,399,021
5.95%, 01/15/27	265	292,197
6.13%, 02/15/33	450	524,803
6.25%, 02/01/41	920	1,098,581
6.45%, 05/01/36	125	146,920
6.75%, 10/01/37	1,402	1,688,008
Series D, 6.00%, 06/15/20	800	845,152
HSBC Bank USA N.A., 4.88%, 08/24/20	750	776,460
HSBC Bank USA N.A./New York NY, 5.88%, 11/01/34	250	289,480
HSBC Holdings PLC
2.65%, 01/05/22	1,500	1,455,825
2.95%, 05/25/21	780	770,453
3.40%, 03/08/21	1,200	1,202,736
3.60%, 05/25/23	200	199,358
3.95%, 05/18/24 (Call 05/18/23)(c)(d)	200	200,694
4.00%, 03/30/22	820	834,260

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
4.04%, 03/13/28 (Call 03/13/27)(a)(c)(d)	$ 750	$ 734,722
4.25%, 03/14/24	400	402,160
4.25%, 08/18/25(a)	245	241,925
4.30%, 03/08/26	1,750	1,766,835
5.10%, 04/05/21	164	171,865
5.25%, 03/14/44	400	415,188
6.10%, 01/14/42	597	742,119
6.50%, 05/02/36	435	519,090
6.50%, 09/15/37	549	658,558
6.80%, 06/01/38	850	1,053,558
HSBC USA Inc.
2.35%, 03/05/20	605	598,321
2.38%, 11/13/19(a)	150	148,868
3.50%, 06/23/24	800	790,600
5.00%, 09/27/20	30	31,047
Huntington Bancshares Inc./OH
2.30%, 01/14/22 (Call 12/14/21)	360	346,291
4.00%, 05/15/25 (Call 04/15/25)	250	251,695
Huntington National Bank (The)
2.38%, 03/10/20 (Call 02/10/20)	250	247,078
2.40%, 04/01/20 (Call 03/01/20)	250	246,980
2.50%, 08/07/22 (Call 07/07/22)	250	241,080
3.25%, 05/14/21 (Call 04/14/21)	250	250,003
Industrial & Commercial Bank of China Ltd./New York, 2.45%, 10/20/21	500	482,730
ING Groep NV
3.15%, 03/29/22	550	540,644
3.95%, 03/29/27(a)	400	392,216
Intesa Sanpaolo SpA, 5.25%, 01/12/24(a)	400	402,304
JPMorgan Chase & Co.
2.20%, 10/22/19(a)	266	264,117
2.25%, 01/23/20 (Call 12/23/19)	3,225	3,192,105
2.30%, 08/15/21 (Call 08/15/20)	130	126,282
2.40%, 06/07/21 (Call 05/07/21)	430	420,368
2.55%, 10/29/20 (Call 09/29/20)(a)	850	839,179
2.55%, 03/01/21 (Call 02/01/21)(a)	1,500	1,473,600
2.75%, 06/23/20 (Call 05/23/20)	805	799,115
2.78%, 04/25/23 (Call 04/25/22)(c)(d)	500	486,105
2.95%, 10/01/26 (Call 07/01/26)	495	461,513
2.97%, 01/15/23 (Call 01/15/22)	385	375,752
3.13%, 01/23/25 (Call 10/23/24)	1,017	977,988
3.20%, 01/25/23	940	932,170
3.20%, 06/15/26 (Call 03/15/26)	620	589,490
3.25%, 09/23/22	592	587,702
3.30%, 04/01/26 (Call 01/01/26)(a)	1,485	1,423,966
3.38%, 05/01/23	50	49,067
3.51%, 01/23/29 (Call 01/23/28)(a)(c)(d)	100	95,101
3.54%, 05/01/28 (Call 05/01/27)(c)(d)	300	287,370
3.63%, 05/13/24	620	618,692
3.63%, 12/01/27 (Call 12/01/26)	525	496,781
3.88%, 02/01/24	445	451,065
3.88%, 09/10/24	494	490,493
3.88%, 07/24/38 (Call 07/24/37)(c)(d)	162	150,798
3.90%, 07/15/25 (Call 04/15/25)(a)	1,080	1,081,436
3.96%, 11/15/48 (Call 11/15/47)(c)(d)	340	312,997
4.01%, 04/23/29 (Call 04/23/28)(a)(c)(d)	310	307,018
4.03%, 07/24/48 (Call 07/24/47)(c)(d)	540	500,650
4.13%, 12/15/26(a)	550	547,998
4.25%, 10/15/20	442	453,178
4.25%, 10/01/27(a)	850	848,708
Security	Par(000)	Value
Banks (continued)
4.26%, 02/22/48 (Call 02/22/47)(c)(d)	$ 260	$ 251,711
4.35%, 08/15/21	380	392,776
4.40%, 07/22/20	692	711,570
4.50%, 01/24/22	1,550	1,610,698
4.63%, 05/10/21	750	781,050
4.85%, 02/01/44(a)	405	431,430
4.95%, 06/01/45	390	404,293
5.40%, 01/06/42	345	391,837
5.50%, 10/15/40	200	229,178
5.60%, 07/15/41	660	766,029
5.63%, 08/16/43	900	1,013,661
6.40%, 05/15/38	489	612,712
JPMorgan Chase Bank N.A.
1.65%, 09/23/19 (Call 08/23/19)	250	246,525
2.60%, 02/01/21 (Call 02/01/20)(c)(d)	500	496,575
3.09%, 04/26/21 (Call 04/26/20)(c)(d)	250	249,923
KeyBank N.A./Cleveland OH
2.30%, 09/14/22(a)	400	384,044
2.50%, 11/22/21	410	400,303
3.40%, 05/20/26	250	238,745
KeyCorp.
2.90%, 09/15/20	495	492,258
4.10%, 04/30/28	500	500,320
5.10%, 03/24/21	300	314,868
KfW
0.00%, 04/18/36(e)	450	257,706
1.00%, 07/15/19	250	246,115
1.25%, 09/30/19	3,100	3,050,927
1.50%, 09/09/19	2,000	1,976,360
1.50%, 04/20/20	170	166,666
1.50%, 06/15/21	3,090	2,979,718
1.63%, 05/29/20	1,165	1,143,249
1.63%, 03/15/21	245	237,934
1.75%, 03/31/20	1,100	1,083,918
1.88%, 06/30/20	850	837,581
1.88%, 11/30/20	1,300	1,275,430
2.00%, 09/29/22	500	483,185
2.00%, 10/04/22	300	289,860
2.00%, 05/02/25	2,040	1,917,580
2.13%, 03/07/22	1,480	1,444,051
2.13%, 06/15/22	260	253,079
2.13%, 01/17/23	925	895,021
2.38%, 08/25/21(a)	175	172,942
2.50%, 11/20/24	1,620	1,577,297
2.63%, 01/25/22	895	889,505
2.75%, 09/08/20	2,275	2,280,733
2.75%, 10/01/20	1,500	1,503,615
2.88%, 04/03/28(a)	500	495,095
4.00%, 01/27/20	1,750	1,790,897
4.88%, 06/17/19	450	461,331
Korea Development Bank (The)
2.75%, 03/19/23	200	192,598
3.00%, 09/14/22	500	490,260
3.00%, 01/13/26	300	284,940
3.38%, 09/16/25	200	195,328
3.75%, 01/22/24	200	200,840
4.63%, 11/16/21	300	311,364
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	900	818,298
2.00%, 01/13/25	605	570,594

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
2.25%, 10/01/21	$ 250	$ 245,983
2.38%, 06/10/25	100	96,400
Series 29, 1.38%, 10/23/19	255	251,259
Series 36, 2.00%, 12/06/21	800	779,464
Series 37, 2.50%, 11/15/27	380	364,006
Lloyds Bank PLC
3.30%, 05/07/21	1,000	999,410
6.38%, 01/21/21	555	599,084
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(a)(c)(d)	500	477,885
3.00%, 01/11/22	500	489,315
3.57%, 11/07/28 (Call 11/07/27)(c)(d)	550	508,689
3.75%, 01/11/27	500	473,460
4.45%, 05/08/25	200	202,440
4.50%, 11/04/24	400	397,004
4.65%, 03/24/26	700	691,082
5.30%, 12/01/45(a)	300	303,237
Manufacturers & Traders Trust Co.
2.25%, 07/25/19 (Call 06/25/19)	200	198,676
2.50%, 05/18/22 (Call 04/18/22)	250	242,538
2.63%, 01/25/21 (Call 12/25/20)	500	493,635
2.90%, 02/06/25 (Call 01/06/25)(a)	250	240,670
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	500	481,575
2.53%, 09/13/23(a)	300	284,796
2.67%, 07/25/22	530	513,687
2.76%, 09/13/26	250	230,780
2.95%, 03/01/21	650	644,709
3.29%, 07/25/27	395	378,173
3.46%, 03/02/23	100	99,552
3.68%, 02/22/27(a)	616	608,208
3.85%, 03/01/26	600	599,730
Mizuho Financial Group Inc.
2.60%, 09/11/22	350	335,902
3.55%, 03/05/23(a)	250	248,855
3.66%, 02/28/27	1,005	987,493
Morgan Stanley
2.50%, 04/21/21	1,575	1,542,082
2.63%, 11/17/21	640	624,486
2.65%, 01/27/20	1,675	1,665,486
2.75%, 05/19/22	325	316,768
2.80%, 06/16/20(a)	1,800	1,786,842
3.13%, 01/23/23	100	97,779
3.13%, 07/27/26	1,050	985,435
3.59%, 07/22/28 (Call 07/22/27)(c)(d)	250	238,583
3.63%, 01/20/27	565	546,553
3.70%, 10/23/24(a)	200	198,808
3.75%, 02/25/23	1,200	1,204,944
3.88%, 01/27/26	610	604,168
3.95%, 04/23/27	855	825,331
3.97%, 07/22/38 (Call 07/22/37)(c)(d)	1,150	1,067,970
4.00%, 07/23/25(a)	665	668,624
4.10%, 05/22/23	500	506,370
4.30%, 01/27/45	595	573,163
4.35%, 09/08/26	974	969,822
4.38%, 01/22/47	905	879,931
4.88%, 11/01/22	748	779,999
5.00%, 11/24/25	540	563,566
5.50%, 01/26/20(a)	100	104,008
5.50%, 07/24/20	200	209,736
Security	Par(000)	Value
Banks (continued)
5.50%, 07/28/21(a)	$ 245	$ 260,548
5.63%, 09/23/19	410	424,465
5.75%, 01/25/21	800	850,160
6.38%, 07/24/42	525	654,150
7.25%, 04/01/32	290	372,775
Series F, 3.88%, 04/29/24	740	743,767
MUFG Americas Holdings Corp.
3.00%, 02/10/25 (Call 01/10/25)	200	191,632
3.50%, 06/18/22	400	400,380
National Australia Bank Ltd./New York
2.25%, 01/10/20	250	247,213
2.50%, 05/22/22	1,000	966,720
2.63%, 07/23/20	500	495,405
2.80%, 01/10/22	500	491,325
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	700	683,872
Northern Trust Corp.
3.38%, 08/23/21	300	303,654
3.95%, 10/30/25	377	386,632
Oesterreichische Kontrollbank AG, 1.50%, 10/21/20	710	690,553
PNC Bank N.A.
2.25%, 07/02/19 (Call 06/02/19)(a)(f)	1,395	1,388,527
2.40%, 10/18/19 (Call 09/18/19)(f)	250	248,673
3.10%, 10/25/27 (Call 09/25/27)(f)	500	474,600
4.20%, 11/01/25 (Call 10/02/25)(f)	350	358,806
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27 (Call 04/19/27)(f)	470	448,103
3.30%, 03/08/22 (Call 02/06/22)(f)	312	311,700
3.90%, 04/29/24 (Call 03/29/24)(f)	975	980,596
4.38%, 08/11/20(f)	250	256,763
5.13%, 02/08/20(f)	395	409,500
Regions Bank/Birmingham AL, 6.45%, 06/26/37(a)	250	301,140
Regions Financial Corp.
2.75%, 08/14/22 (Call 07/14/22)	330	319,833
3.20%, 02/08/21 (Call 01/08/21)	25	24,983
Royal Bank of Canada
2.13%, 03/02/20	500	493,110
2.15%, 10/26/20	195	190,808
2.35%, 10/30/20	295	290,121
2.50%, 01/19/21(a)	910	896,359
2.75%, 02/01/22(a)	140	137,721
3.20%, 04/30/21	750	751,657
Royal Bank of Scotland Group PLC
3.88%, 09/12/23	1,225	1,198,785
4.80%, 04/05/26	200	201,896
4.89%, 05/18/29 (Call 05/18/28)(c)(d)	250	249,470
Santander Holdings USA Inc.
2.65%, 04/17/20 (Call 03/17/20)	260	257,930
3.70%, 03/28/22 (Call 02/28/22)	225	222,550
4.40%, 07/13/27 (Call 06/13/27)	100	96,535
4.50%, 07/17/25 (Call 04/17/25)	320	316,253
Santander UK Group Holdings PLC
2.88%, 10/16/20	415	410,842
3.13%, 01/08/21	1,120	1,108,744
3.57%, 01/10/23 (Call 01/10/22)	500	488,395
Santander UK PLC
2.50%, 01/05/21	200	195,998
3.40%, 06/01/21	250	250,040
4.00%, 03/13/24	450	453,442

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Banks (continued)
Skandinaviska Enskilda Banken AB
2.30%, 03/11/20	$ 750	$ 740,302
2.63%, 03/15/21	250	246,120
2.80%, 03/11/22	250	245,103
State Street Corp.
2.55%, 08/18/20	617	613,539
2.65%, 05/15/23 (Call 05/15/22)(a)(c)(d)	300	292,338
2.65%, 05/19/26(a)	382	357,479
3.10%, 05/15/23	95	93,785
3.30%, 12/16/24	513	506,941
3.70%, 11/20/23	560	570,724
4.38%, 03/07/21	322	333,718
Sumitomo Mitsui Banking Corp.
2.25%, 07/11/19	250	248,168
2.45%, 10/20/20	250	245,448
2.51%, 01/17/20	250	247,770
3.40%, 07/11/24	350	346,181
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	800	776,440
2.78%, 10/18/22	600	581,904
2.85%, 01/11/22	250	245,088
2.93%, 03/09/21	500	495,340
3.10%, 01/17/23	250	245,215
3.35%, 10/18/27(a)	300	288,267
3.45%, 01/11/27	2,100	2,038,890
3.54%, 01/17/28	250	243,850
3.78%, 03/09/26	850	846,591
SunTrust Bank/Atlanta GA
2.25%, 01/31/20 (Call 12/31/19)	150	148,407
2.45%, 08/01/22 (Call 07/01/22)	380	366,575
3.30%, 05/15/26 (Call 04/15/26)	300	285,060
SunTrust Banks Inc.
2.70%, 01/27/22 (Call 12/27/21)	900	878,274
2.90%, 03/03/21 (Call 02/03/21)	115	113,958
4.00%, 05/01/25 (Call 03/01/25)	400	404,548
SVB Financial Group, 3.50%, 01/29/25	375	364,462
Svenska Handelsbanken AB
2.25%, 06/17/19	650	647,003
2.40%, 10/01/20	250	246,095
2.45%, 03/30/21(a)	1,500	1,470,015
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	75	72,228
Toronto-Dominion Bank (The)
1.80%, 07/13/21(a)	1,500	1,442,085
2.25%, 11/05/19	400	397,796
2.50%, 12/14/20(a)	796	785,787
2.55%, 01/25/21	250	246,965
U.S. Bancorp.
2.35%, 01/29/21 (Call 12/29/20)	140	137,882
2.95%, 07/15/22 (Call 06/15/22)	395	387,898
3.00%, 03/15/22 (Call 02/15/22)	875	869,400
3.10%, 04/27/26 (Call 03/27/26)	259	245,346
3.60%, 09/11/24 (Call 08/11/24)	110	109,292
3.70%, 01/30/24 (Call 12/29/23)	510	517,273
4.13%, 05/24/21 (Call 04/23/21)	165	170,301
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	18	16,381
Series V, 2.63%, 01/24/22 (Call 12/23/21)	155	152,447
Series X, 3.15%, 04/27/27 (Call 03/27/27)	1,000	961,620
U.S. Bank N.A./Cincinnati OH
2.05%, 10/23/20 (Call 09/23/20)	750	734,317
2.80%, 01/27/25 (Call 12/27/24)	250	238,145
Security	Par(000)	Value
Banks (continued)
UBS AG/Stamford CT
2.38%, 08/14/19	$ 480	$ 477,706
4.88%, 08/04/20	500	517,360
Wells Fargo & Co.
2.10%, 07/26/21	255	245,662
2.50%, 03/04/21	245	240,142
2.55%, 12/07/20	590	581,716
2.60%, 07/22/20	395	390,525
2.63%, 07/22/22	460	443,270
3.00%, 01/22/21(a)	350	348,208
3.00%, 02/19/25	2,430	2,296,690
3.00%, 04/22/26	892	833,458
3.00%, 10/23/26(a)	1,390	1,290,476
3.07%, 01/24/23 (Call 01/24/22)	1,151	1,120,982
3.30%, 09/09/24	1,800	1,739,844
3.50%, 03/08/22	935	936,253
3.55%, 09/29/25	1,372	1,335,011
3.58%, 05/22/28 (Call 05/22/27)(c)(d)	435	416,077
3.90%, 05/01/45	625	582,150
4.10%, 06/03/26	1,765	1,739,107
4.13%, 08/15/23(a)	400	404,260
4.30%, 07/22/27	536	530,935
4.40%, 06/14/46	600	559,662
4.48%, 01/16/24	146	149,841
4.60%, 04/01/21	380	393,038
4.65%, 11/04/44	339	328,935
4.75%, 12/07/46	616	608,454
4.90%, 11/17/45	270	273,923
5.38%, 11/02/43	612	654,099
5.50%, 08/01/35	5	5,451
5.61%, 01/15/44	595	654,673
Series M, 3.45%, 02/13/23(a)	700	688,121
Series N, 2.15%, 01/30/20(a)	873	861,730
Wells Fargo Bank N.A., 2.40%, 01/15/20	400	396,816
Wells Fargo Capital X, 5.95%, 12/01/86	250	267,933
Westpac Banking Corp.
2.30%, 05/26/20	265	261,937
2.50%, 06/28/22	30	28,979
2.60%, 11/23/20	1,520	1,501,851
2.65%, 01/25/21	500	493,760
2.70%, 08/19/26(a)	261	240,598
2.85%, 05/13/26	604	564,347
3.05%, 05/15/20	500	501,255
3.35%, 03/08/27	972	938,009
3.65%, 05/15/23	500	501,230
4.32%, 11/23/31 (Call 11/23/26)(a)(c)(d)	105	102,443
4.88%, 11/19/19	560	576,038
		316,180,786
Beverages — 2.4%
Anheuser-Busch InBev Finance Inc.
2.63%, 01/17/23	753	728,836
2.65%, 02/01/21 (Call 01/01/21)	3,110	3,081,170
3.30%, 02/01/23 (Call 12/01/22)	1,045	1,038,082
3.65%, 02/01/26 (Call 11/01/25)	3,235	3,186,766
3.70%, 02/01/24	605	609,701
4.00%, 01/17/43	281	259,827
4.63%, 02/01/44	526	528,320
4.70%, 02/01/36 (Call 08/01/35)	705	725,960
4.90%, 02/01/46 (Call 08/01/45)	2,886	3,007,674

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	$ 180	$ 174,506
3.50%, 01/12/24 (Call 12/12/23)(a)	545	543,861
3.75%, 01/15/22	330	336,115
3.75%, 07/15/42	250	223,008
4.38%, 02/15/21	75	77,630
4.38%, 04/15/38 (Call 10/15/37)	400	396,656
4.44%, 10/06/48 (Call 04/06/48)(a)	744	727,089
4.60%, 04/15/48 (Call 10/15/47)	750	750,802
4.75%, 04/15/58 (Call 10/15/57)	500	500,755
4.95%, 01/15/42(a)	500	528,080
6.88%, 11/15/19	215	227,375
8.20%, 01/15/39	236	344,638
Beam Suntory Inc., 3.25%, 05/15/22 (Call 02/15/22)	170	168,023
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	260	279,240
Coca-Cola Bottling Co. Consolidated, 3.80%, 11/25/25 (Call 08/25/25)	100	98,428
Coca-Cola Co. (The)
1.55%, 09/01/21(a)	295	283,297
1.88%, 10/27/20	420	411,646
2.20%, 05/25/22	270	263,031
2.25%, 09/01/26	391	355,861
2.45%, 11/01/20	340	338,008
2.50%, 04/01/23	110	107,194
2.88%, 10/27/25	912	877,444
3.15%, 11/15/20	270	272,840
3.20%, 11/01/23	533	535,361
3.30%, 09/01/21	467	473,818
Coca-Cola European Partners PLC, 4.50%, 09/01/21 (Call 06/01/21)	100	103,058
Coca-Cola FEMSA SAB de CV, 5.25%, 11/26/43	300	338,826
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)(a)	70	68,004
4.25%, 05/01/23	350	359,205
4.75%, 12/01/25	340	355,089
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	280	272,107
3.50%, 09/18/23 (Call 08/18/23)	200	201,844
3.88%, 05/18/28 (Call 02/18/28)	200	203,612
3.88%, 04/29/43 (Call 10/29/42)(a)	85	83,676
5.88%, 09/30/36	153	189,310
Diageo Investment Corp.
2.88%, 05/11/22	355	350,981
4.25%, 05/11/42	300	313,020
Dr Pepper Snapple Group Inc.
2.55%, 09/15/26 (Call 06/15/26)	370	324,146
3.43%, 06/15/27 (Call 03/15/27)(a)	50	46,839
Fomento Economico Mexicano SAB de CV, 2.88%, 05/10/23	250	240,633
Maple Escrow Subsidiary Inc.
3.55%, 05/25/21(b)	215	216,103
4.42%, 05/25/25 (Call 03/25/25)(b)	150	151,473
4.60%, 05/25/28 (Call 02/25/28)(b)	130	130,975
5.09%, 05/25/48 (Call 11/25/47)(a)(b)	130	130,836
Molson Coors Brewing Co.
1.45%, 07/15/19	250	245,825
2.10%, 07/15/21 (Call 06/15/21)	575	553,006
2.25%, 03/15/20 (Call 02/15/20)(a)	160	157,629
3.00%, 07/15/26 (Call 04/15/26)(a)	470	429,213
Security	Par(000)	Value
Beverages (continued)
4.20%, 07/15/46 (Call 01/15/46)	$ 540	$ 483,160
5.00%, 05/01/42	620	623,199
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)(a)	295	283,763
2.15%, 10/14/20 (Call 09/14/20)	330	325,463
2.38%, 10/06/26 (Call 07/06/26)	735	673,267
2.75%, 03/05/22	250	248,323
2.75%, 03/01/23(a)	157	154,588
2.75%, 04/30/25 (Call 01/30/25)	217	207,341
2.85%, 02/24/26 (Call 11/24/25)	475	453,345
3.00%, 08/25/21	800	805,144
3.00%, 10/15/27 (Call 07/15/27)(a)	250	238,535
3.45%, 10/06/46 (Call 04/06/46)	565	510,822
3.60%, 03/01/24 (Call 12/01/23)	650	660,543
4.00%, 03/05/42	228	227,428
4.00%, 05/02/47 (Call 11/02/46)(a)	520	516,266
4.25%, 10/22/44 (Call 04/22/44)(a)	160	164,486
4.45%, 04/14/46 (Call 10/14/45)(a)	520	552,521
4.50%, 01/15/20	110	113,284
4.60%, 07/17/45 (Call 01/17/45)	271	293,645
Pepsi-Cola Metropolitan Bottling Co. Inc., Series B, 7.00%, 03/01/29	300	386,166
		35,847,741
Biotechnology — 1.3%
Amgen Inc.
2.13%, 05/01/20 (Call 04/01/20)	400	394,268
2.25%, 08/19/23 (Call 06/19/23)	110	103,327
2.60%, 08/19/26 (Call 05/19/26)	455	412,958
2.65%, 05/11/22 (Call 04/11/22)	350	340,315
3.13%, 05/01/25 (Call 02/01/25)(a)	60	57,659
3.45%, 10/01/20	550	555,786
3.63%, 05/22/24 (Call 02/22/24)(a)	450	450,603
3.88%, 11/15/21 (Call 08/15/21)	377	385,098
4.10%, 06/15/21 (Call 03/15/21)	507	520,887
4.40%, 05/01/45 (Call 11/01/44)	686	669,845
4.56%, 06/15/48 (Call 12/15/47)	448	445,563
4.66%, 06/15/51 (Call 12/15/50)(a)	1,496	1,507,295
Baxalta Inc.
2.88%, 06/23/20 (Call 05/23/20)	100	99,038
4.00%, 06/23/25 (Call 03/23/25)	160	156,854
5.25%, 06/23/45 (Call 12/23/44)	440	464,504
Biogen Inc.
2.90%, 09/15/20	780	777,036
3.63%, 09/15/22	150	150,840
4.05%, 09/15/25 (Call 06/15/25)	532	538,251
5.20%, 09/15/45 (Call 03/15/45)	402	427,905
Bio-Rad Laboratories Inc., 4.88%, 12/15/20	30	31,145
Celgene Corp.
2.25%, 08/15/21	60	57,976
2.88%, 08/15/20	350	347,931
2.88%, 02/19/21	250	247,340
3.25%, 08/15/22	466	458,744
3.25%, 02/20/23 (Call 01/20/23)	500	490,080
3.55%, 08/15/22	176	175,336
3.63%, 05/15/24 (Call 02/15/24)	234	229,587
3.88%, 08/15/25 (Call 05/15/25)	363	356,121
3.90%, 02/20/28 (Call 11/20/27)	250	240,810
3.95%, 10/15/20	200	203,490
4.55%, 02/20/48 (Call 08/20/47)	500	467,515
4.63%, 05/15/44 (Call 11/15/43)	375	356,036

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Biotechnology (continued)
5.00%, 08/15/45 (Call 02/15/45)(a)	$ 717	$ 716,570
5.25%, 08/15/43	250	257,578
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	50	47,762
2.35%, 02/01/20	200	198,612
2.50%, 09/01/23 (Call 07/01/23)	178	170,481
2.55%, 09/01/20	1,145	1,136,161
2.95%, 03/01/27 (Call 12/01/26)(a)	890	834,891
3.25%, 09/01/22 (Call 07/01/22)	130	129,914
3.50%, 02/01/25 (Call 11/01/24)	250	247,560
3.65%, 03/01/26 (Call 12/01/25)	650	644,865
3.70%, 04/01/24 (Call 01/01/24)	468	471,594
4.00%, 09/01/36 (Call 03/01/36)	150	144,468
4.15%, 03/01/47 (Call 09/01/46)	875	842,214
4.40%, 12/01/21 (Call 09/01/21)	380	394,273
4.50%, 04/01/21 (Call 01/01/21)	200	207,164
4.50%, 02/01/45 (Call 08/01/44)	598	601,098
4.60%, 09/01/35 (Call 03/01/35)	250	259,427
4.75%, 03/01/46 (Call 09/01/45)	565	587,589
4.80%, 04/01/44 (Call 10/01/43)	75	78,613
5.65%, 12/01/41 (Call 06/01/41)	242	280,914
		20,371,891
Building Materials — 0.3%
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(g)	75	74,301
3.75%, 12/01/21 (Call 09/01/21)	182	184,220
3.90%, 02/14/26 (Call 11/14/25)	300	297,444
4.25%, 03/01/21	80	81,962
4.50%, 02/15/47 (Call 08/15/46)(a)	470	460,407
4.95%, 07/02/64 (Call 01/02/64)(g)	80	79,064
5.00%, 03/30/20	92	95,179
Lafarge SA, 7.13%, 07/15/36	70	87,826
Martin Marietta Materials Inc.
3.50%, 12/15/27 (Call 09/15/27)	250	234,377
4.25%, 12/15/47 (Call 06/15/47)	100	89,006
Masco Corp.
4.38%, 04/01/26 (Call 01/01/26)(a)	40	40,152
4.45%, 04/01/25 (Call 01/01/25)(a)	500	509,230
4.50%, 05/15/47 (Call 11/15/46)	200	182,908
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	270	251,335
4.20%, 12/15/22 (Call 09/15/22)	352	357,857
4.30%, 07/15/47 (Call 01/15/47)	300	255,909
Vulcan Materials Co.
4.50%, 04/01/25 (Call 01/01/25)	400	408,324
4.50%, 06/15/47 (Call 12/15/46)(a)	250	231,095
4.70%, 03/01/48 (Call 09/01/47)(b)	100	95,256
		4,015,852
Chemicals — 1.3%
Air Products & Chemicals Inc.
3.00%, 11/03/21	200	199,406
4.38%, 08/21/19	150	152,670
Airgas Inc., 3.65%, 07/15/24 (Call 04/15/24)	180	181,777
Braskem Finance Ltd., 6.45%, 02/03/24	200	211,974
Cabot Corp., 3.70%, 07/15/22	50	49,791
Celanese U.S. Holdings LLC, 5.88%, 06/15/21	75	79,632
Dow Chemical Co. (The)
3.00%, 11/15/22 (Call 08/15/22)	530	520,349
3.50%, 10/01/24 (Call 07/01/24)	146	143,182
Security	Par(000)	Value
Chemicals (continued)
4.13%, 11/15/21 (Call 08/15/21)	$ 670	$ 686,777
4.25%, 10/01/34 (Call 04/01/34)	550	539,396
4.38%, 11/15/42 (Call 05/15/42)	585	565,923
5.25%, 11/15/41 (Call 05/15/41)	230	249,283
7.38%, 11/01/29	25	31,951
9.40%, 05/15/39	170	267,136
Eastman Chemical Co.
2.70%, 01/15/20 (Call 12/15/19)	455	452,889
3.60%, 08/15/22 (Call 05/15/22)	104	104,309
3.80%, 03/15/25 (Call 12/15/24)(a)	391	392,071
4.65%, 10/15/44 (Call 04/15/44)	100	100,598
EI du Pont de Nemours & Co.
2.80%, 02/15/23	527	513,087
3.63%, 01/15/21	286	290,605
4.15%, 02/15/43(a)	499	471,750
4.63%, 01/15/20(a)	300	308,763
FMC Corp., 3.95%, 02/01/22 (Call 11/01/21)(a)	410	414,080
International Flavors & Fragrances Inc., 4.38%, 06/01/47 (Call 12/01/46)	485	440,729
Lubrizol Corp. (The), 6.50%, 10/01/34	25	33,082
LYB International Finance BV
4.00%, 07/15/23	5	5,057
4.88%, 03/15/44 (Call 09/15/43)	565	574,017
5.25%, 07/15/43	330	350,394
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	108	102,565
LyondellBasell Industries NV
4.63%, 02/26/55 (Call 08/26/54)	270	256,090
5.75%, 04/15/24 (Call 01/15/24)	300	326,808
6.00%, 11/15/21 (Call 08/17/21)	200	215,548
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	300	297,243
Monsanto Co.
2.13%, 07/15/19	260	257,964
2.85%, 04/15/25 (Call 01/15/25)	350	325,301
3.38%, 07/15/24 (Call 04/15/24)	472	457,835
3.95%, 04/15/45 (Call 10/15/44)	250	221,395
4.20%, 07/15/34 (Call 01/15/34)	102	98,340
4.40%, 07/15/44 (Call 01/15/44)	431	409,359
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	100	97,624
3.75%, 11/15/21 (Call 08/15/21)(a)	360	359,590
4.25%, 11/15/23 (Call 08/15/23)	401	406,065
5.63%, 11/15/43 (Call 05/15/43)(a)	225	229,286
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	154	143,453
3.15%, 10/01/22 (Call 07/01/22)	311	304,108
3.38%, 03/15/25 (Call 12/15/24)	131	124,957
3.50%, 06/01/23 (Call 03/01/23)	180	177,068
4.13%, 03/15/35 (Call 09/15/34)	45	42,420
4.90%, 06/01/43 (Call 12/01/42)	25	25,575
5.25%, 01/15/45 (Call 07/15/44)	300	319,974
5.63%, 12/01/40	251	282,239
6.50%, 05/15/19	160	164,989
PPG Industries Inc.
3.20%, 03/15/23 (Call 02/15/23)	100	99,401
3.60%, 11/15/20	100	101,423
3.75%, 03/15/28 (Call 12/15/27)(a)	100	99,315
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)(a)	400	385,200
2.45%, 02/15/22 (Call 11/15/21)	92	90,017

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Chemicals (continued)
2.65%, 02/05/25 (Call 11/05/24)	$ 140	$ 133,276
3.00%, 09/01/21	100	99,910
3.20%, 01/30/26 (Call 10/30/25)(a)	400	391,492
4.05%, 03/15/21	52	53,488
Rohm & Haas Co., 7.85%, 07/15/29	400	527,476
RPM International Inc.
3.45%, 11/15/22 (Call 08/15/22)	200	198,536
4.25%, 01/15/48 (Call 07/15/47)	100	91,249
Sherwin-Williams Co. (The)
2.25%, 05/15/20	445	438,245
2.75%, 06/01/22 (Call 05/01/22)(a)	374	363,779
3.45%, 06/01/27 (Call 03/01/27)	448	426,281
3.95%, 01/15/26 (Call 10/15/25)(a)	75	74,519
4.00%, 12/15/42 (Call 06/15/42)(a)	100	91,305
4.20%, 01/15/22 (Call 10/15/21)	155	158,520
4.50%, 06/01/47 (Call 12/01/46)(a)	675	662,506
Syngenta Finance NV, 3.13%, 03/28/22(a)	765	729,734
Westlake Chemical Corp.
3.60%, 08/15/26 (Call 05/15/26)	672	643,910
4.38%, 11/15/47 (Call 05/15/47)	90	84,938
5.00%, 08/15/46 (Call 02/15/46)	50	51,695
		19,972,689
Commercial Services — 0.5%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	100	99,014
3.38%, 09/15/25 (Call 06/15/25)	357	356,597
Block Financial LLC
4.13%, 10/01/20 (Call 09/01/20)(a)	425	430,363
5.25%, 10/01/25 (Call 07/01/25)	175	181,998
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	330	318,681
2.70%, 11/01/26 (Call 08/01/26)	8	7,439
3.25%, 12/01/27 (Call 09/01/27)(a)	100	96,219
3.95%, 12/01/47 (Call 06/01/47)	421	405,705
4.35%, 12/08/21	268	278,039
5.50%, 12/08/41	34	40,662
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	230	225,844
Johns Hopkins University, Series 2013, 4.08%, 07/01/53	150	153,428
Massachusetts Institute of Technology
4.68%, 07/01/14	180	198,459
5.60%, 07/01/11	80	103,620
Moody's Corp.
2.63%, 01/15/23 (Call 12/15/22)	350	337,642
2.75%, 07/15/19 (Call 06/15/19)(a)	300	299,487
3.25%, 01/15/28 (Call 10/15/27)	450	425,889
4.88%, 02/15/24 (Call 11/15/23)	430	453,663
5.50%, 09/01/20	100	105,013
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)	425	390,481
S&P Global Inc.
2.95%, 01/22/27 (Call 10/22/26)	425	396,227
4.00%, 06/15/25 (Call 03/15/25)	480	487,104
4.40%, 02/15/26 (Call 11/15/25)	159	165,292
Total System Services Inc.
3.75%, 06/01/23 (Call 03/01/23)	98	97,527
4.80%, 04/01/26 (Call 01/01/26)	306	317,753
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	125	117,619
University of Southern California, 3.03%, 10/01/39	200	182,450
Verisk Analytics Inc., 4.13%, 09/12/22(a)	350	357,784
Security	Par(000)	Value
Commercial Services (continued)
Western Union Co. (The)
5.25%, 04/01/20	$ 110	$ 113,615
6.20%, 11/17/36	100	102,038
		7,245,652
Computers — 2.3%
Apple Inc.
1.55%, 02/07/20	575	564,966
1.55%, 08/04/21 (Call 07/04/21)	95	91,298
1.80%, 11/13/19	300	297,369
1.80%, 05/11/20	250	246,160
1.90%, 02/07/20	500	494,640
2.00%, 05/06/20(a)	1,035	1,023,429
2.10%, 09/12/22 (Call 08/12/22)(a)	460	443,504
2.15%, 02/09/22(a)	152	147,817
2.25%, 02/23/21 (Call 01/23/21)(a)	715	704,826
2.30%, 05/11/22 (Call 04/11/22)	400	390,144
2.40%, 01/13/23 (Call 12/13/22)	120	116,413
2.40%, 05/03/23(a)	381	368,389
2.45%, 08/04/26 (Call 05/04/26)	500	462,015
2.50%, 02/09/22 (Call 01/09/22)(a)	800	787,840
2.50%, 02/09/25(a)	649	613,584
2.70%, 05/13/22	190	188,195
2.85%, 05/06/21	988	990,025
2.85%, 02/23/23 (Call 12/23/22)	390	386,014
2.85%, 05/11/24 (Call 03/11/24)	850	828,435
2.90%, 09/12/27 (Call 06/12/27)	105	99,785
3.00%, 02/09/24 (Call 12/09/23)	395	388,668
3.00%, 11/13/27 (Call 08/13/27)	500	478,895
3.20%, 05/13/25	1,050	1,034,449
3.20%, 05/11/27 (Call 02/11/27)	530	515,176
3.25%, 02/23/26 (Call 11/23/25)	621	609,362
3.35%, 02/09/27 (Call 11/09/26)	347	342,364
3.45%, 05/06/24	775	780,650
3.45%, 02/09/45	737	668,371
3.75%, 09/12/47 (Call 03/12/47)	50	47,661
3.75%, 11/13/47 (Call 05/13/47)	300	287,190
3.85%, 05/04/43	721	700,430
3.85%, 08/04/46 (Call 02/04/46)	455	440,972
4.25%, 02/09/47 (Call 08/09/46)	295	304,080
4.38%, 05/13/45	625	654,269
4.45%, 05/06/44	1,325	1,407,627
4.65%, 02/23/46 (Call 08/23/45)	610	666,876
Dell International LLC/EMC Corp.
3.48%, 06/01/19(b)	745	747,831
4.42%, 06/15/21 (Call 05/15/21)(b)	1,250	1,273,025
5.45%, 06/15/23 (Call 04/15/23)(b)	1,015	1,068,460
6.02%, 06/15/26 (Call 03/15/26)(b)	725	766,731
8.10%, 07/15/36 (Call 01/15/36)(b)	665	781,867
8.35%, 07/15/46 (Call 01/15/46)(b)	575	700,321
DXC Technology Co.
4.25%, 04/15/24 (Call 02/15/24)	50	50,415
4.75%, 04/15/27 (Call 01/15/27)	240	243,646
Hewlett Packard Enterprise Co.
3.60%, 10/15/20 (Call 09/15/20)	1,170	1,180,214
4.90%, 10/15/25 (Call 07/15/25)	825	849,222
6.20%, 10/15/35 (Call 04/15/35)	575	595,516
6.35%, 10/15/45 (Call 04/15/45)	410	415,232
HP Inc.
4.05%, 09/15/22	100	102,041
6.00%, 09/15/41(a)	307	316,238

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Computers (continued)
IBM Credit LLC
2.20%, 09/08/22	$ 150	$ 144,108
2.65%, 02/05/21	250	248,340
3.00%, 02/06/23(a)	350	345,691
International Business Machines Corp.
1.63%, 05/15/20	250	244,648
1.88%, 08/01/22	470	446,514
2.25%, 02/19/21	200	196,472
2.50%, 01/27/22	765	751,666
2.88%, 11/09/22	100	98,659
2.90%, 11/01/21	200	198,412
3.30%, 01/27/27(a)	300	293,631
3.38%, 08/01/23	245	245,304
3.45%, 02/19/26(a)	540	536,609
3.63%, 02/12/24(a)	555	562,404
4.00%, 06/20/42	566	563,068
4.70%, 02/19/46(a)	250	276,685
5.60%, 11/30/39	117	141,322
6.22%, 08/01/27	100	119,614
6.50%, 01/15/28	150	183,686
7.00%, 10/30/25	250	304,007
8.38%, 11/01/19	200	215,508
NetApp Inc., 3.30%, 09/29/24 (Call 07/29/24)	525	504,278
Seagate HDD Cayman
4.25%, 03/01/22 (Call 02/01/22)	50	49,358
4.75%, 06/01/23(a)	290	285,760
4.75%, 01/01/25(a)	170	163,302
4.88%, 03/01/24 (Call 01/01/24)	180	176,011
4.88%, 06/01/27 (Call 03/01/27)(a)	275	256,872
5.75%, 12/01/34 (Call 06/01/34)(a)	235	216,769
		35,431,345
Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
2.30%, 05/03/22	360	352,732
2.45%, 11/15/21	30	29,614
3.25%, 03/15/24	315	316,777
3.70%, 08/01/47 (Call 02/01/47)(a)	165	157,639
Estee Lauder Companies Inc. (The)
1.80%, 02/07/20	50	49,228
3.15%, 03/15/27 (Call 12/15/26)	145	140,847
Procter & Gamble Co. (The)
1.90%, 11/01/19	410	406,417
2.30%, 02/06/22(a)	466	456,125
2.45%, 11/03/26	6	5,590
2.70%, 02/02/26(a)	432	411,921
3.10%, 08/15/23	107	107,281
3.50%, 10/25/47	300	282,072
Unilever Capital Corp.
1.38%, 07/28/21	285	271,263
1.80%, 05/05/20	190	186,711
2.60%, 05/05/24 (Call 03/05/24)	200	191,806
2.75%, 03/22/21	100	99,598
2.90%, 05/05/27 (Call 02/05/27)	300	284,766
3.10%, 07/30/25	100	97,690
3.38%, 03/22/25 (Call 01/22/25)(a)	100	99,784
3.50%, 03/22/28 (Call 12/22/27)(a)	100	99,584
4.25%, 02/10/21	700	723,975
5.90%, 11/15/32	267	331,617
		5,103,037
Security	Par(000)	Value
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	$ 25	$ 22,868
4.60%, 06/15/45 (Call 12/15/44)	340	353,298
		376,166
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27 (Call 04/21/27)(a)	150	137,828
3.95%, 02/01/22 (Call 01/01/22)	1,000	1,001,810
4.50%, 05/15/21	1,340	1,371,423
4.63%, 10/30/20	150	153,776
5.00%, 10/01/21	425	441,405
Affiliated Managers Group Inc., 4.25%, 02/15/24	250	256,110
Air Lease Corp.
2.75%, 01/15/23 (Call 12/15/22)(a)	11	10,510
3.00%, 09/15/23 (Call 07/15/23)(a)	460	438,628
3.63%, 04/01/27 (Call 01/01/27)	50	46,658
3.63%, 12/01/27 (Call 09/01/27)	400	371,924
3.75%, 02/01/22 (Call 12/01/21)	205	205,806
3.88%, 04/01/21 (Call 03/01/21)	595	601,825
4.25%, 09/15/24 (Call 06/15/24)	125	125,831
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)(a)	497	486,006
2.50%, 08/01/22 (Call 07/01/22)	356	342,347
2.65%, 12/02/22	475	458,527
3.00%, 10/30/24 (Call 09/29/24)(a)	507	488,702
3.38%, 05/17/21 (Call 04/17/21)	250	250,505
3.63%, 12/05/24 (Call 11/04/24)	1,150	1,132,853
4.05%, 12/03/42(a)	277	272,526
American Express Credit Corp.
2.60%, 09/14/20 (Call 08/14/20)(a)	395	391,583
1.70%, 10/30/19 (Call 09/30/19)	150	147,929
2.20%, 03/03/20 (Call 02/01/20)	275	271,549
2.25%, 05/05/21 (Call 04/04/21)(a)	495	483,021
2.38%, 05/26/20 (Call 04/25/20)	670	661,833
2.70%, 03/03/22 (Call 01/31/22)(a)	249	244,177
3.30%, 05/03/27 (Call 04/03/27)	470	453,573
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	190	177,293
3.70%, 10/15/24	382	384,105
4.00%, 10/15/23	292	300,150
5.30%, 03/15/20	5	5,193
Brookfield Finance Inc.
4.25%, 06/02/26 (Call 03/02/26)	100	99,116
4.70%, 09/20/47 (Call 03/20/47)	175	169,895
Brookfield Finance LLC, 4.00%, 04/01/24 (Call 02/01/24)(a)	40	39,972
Capital One Bank USA N.A., 2.30%, 06/05/19 (Call 05/05/19)(a)	250	248,730
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)(a)	450	438,615
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	156	150,627
3.20%, 03/02/27 (Call 12/02/26)(a)	250	241,365
3.25%, 05/21/21 (Call 04/21/21)	185	185,997
3.45%, 02/13/26 (Call 11/13/25)	140	138,422
3.85%, 05/21/25 (Call 03/21/25)	250	253,823
CME Group Inc.
3.00%, 09/15/22(a)	652	646,432
3.00%, 03/15/25 (Call 12/15/24)(a)	290	282,321
5.30%, 09/15/43 (Call 03/15/43)	314	377,481

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Diversified Financial Services (continued)
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	$ 460	$ 593,432
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	215	208,030
3.95%, 11/06/24 (Call 08/06/24)	460	452,557
4.10%, 02/09/27 (Call 11/09/26)	462	447,618
5.20%, 04/27/22	160	167,090
E*TRADE Financial Corp., 3.80%, 08/24/27 (Call 05/24/27)	77	74,372
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	355	347,783
Franklin Resources Inc.
2.80%, 09/15/22	62	60,612
2.85%, 03/30/25	170	162,285
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/20	1,145	1,121,379
3.37%, 11/15/25	700	672,630
4.42%, 11/15/35	2,585	2,483,978
Genpact Luxembourg Sarl, 3.70%, 04/01/22 (Call 03/01/22)(b)	285	279,203
Intercontinental Exchange Inc.
2.75%, 12/01/20 (Call 11/01/20)	405	402,853
3.10%, 09/15/27 (Call 06/15/27)(a)	100	94,901
3.75%, 12/01/25 (Call 09/01/25)	577	579,019
4.00%, 10/15/23	330	337,870
International Lease Finance Corp.
5.88%, 08/15/22	50	53,450
8.25%, 12/15/20	45	50,015
8.63%, 01/15/22	50	57,737
Invesco Finance PLC
3.75%, 01/15/26	25	25,082
4.00%, 01/30/24	270	276,286
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	380	392,274
Jefferies Group LLC
6.25%, 01/15/36(a)	50	52,089
6.45%, 06/08/27	225	247,948
6.50%, 01/20/43	230	241,541
6.88%, 04/15/21	100	108,715
8.50%, 07/15/19	180	190,483
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	250	226,248
4.85%, 01/15/27	150	148,754
Lazard Group LLC, 3.75%, 02/13/25	270	263,447
Legg Mason Inc., 5.63%, 01/15/44	300	320,394
Mastercard Inc.
2.00%, 11/21/21 (Call 10/21/21)	200	194,546
2.95%, 11/21/26 (Call 08/21/26)	350	337,806
3.38%, 04/01/24	490	492,014
3.80%, 11/21/46 (Call 05/21/46)	350	348,757
Nasdaq Inc.
3.85%, 06/30/26 (Call 03/30/26)	125	120,973
4.25%, 06/01/24 (Call 03/01/24)	300	304,455
5.55%, 01/15/20	350	363,632
National Rural Utilities Cooperative Finance Corp.
1.50%, 11/01/19	35	34,432
2.30%, 11/15/19 (Call 10/15/19)	300	297,984
2.40%, 04/25/22 (Call 03/25/22)	320	310,506
3.05%, 02/15/22 (Call 11/15/21)	305	303,624
3.05%, 04/25/27 (Call 01/25/27)(a)	555	530,258
3.25%, 11/01/25 (Call 08/01/25)	20	19,579
3.40%, 02/07/28 (Call 11/07/27)	275	269,024
Series C, 8.00%, 03/01/32	200	281,654
Security	Par(000)	Value
Diversified Financial Services (continued)
Nomura Holdings Inc., 6.70%, 03/04/20	$ 24	$ 25,421
ORIX Corp.
2.90%, 07/18/22	150	145,791
3.25%, 12/04/24	325	312,816
3.70%, 07/18/27(a)	150	145,923
Raymond James Financial Inc.
3.63%, 09/15/26	150	145,380
4.95%, 07/15/46	500	525,735
Stifel Financial Corp., 4.25%, 07/18/24	235	235,056
Synchrony Financial
3.00%, 08/15/19 (Call 07/15/19)	1,220	1,219,866
3.70%, 08/04/26 (Call 05/04/26)	100	92,664
3.75%, 08/15/21 (Call 06/15/21)	120	120,499
4.25%, 08/15/24 (Call 05/15/24)	818	807,570
4.50%, 07/23/25 (Call 04/24/25)	110	108,897
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)(a)	370	365,405
3.30%, 04/01/27 (Call 01/01/27)	40	38,736
5.60%, 12/01/19	250	259,640
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	325	312,881
2.20%, 12/14/20 (Call 11/14/20)	895	880,644
2.75%, 09/15/27 (Call 06/15/27)(a)	225	211,426
2.80%, 12/14/22 (Call 10/14/22)(a)	715	705,383
3.15%, 12/14/25 (Call 09/14/25)	1,135	1,111,835
3.65%, 09/15/47 (Call 03/15/47)(a)	250	238,073
4.15%, 12/14/35 (Call 06/14/35)(a)	435	457,333
4.30%, 12/14/45 (Call 06/14/45)	905	956,739
		40,161,234
Electric — 5.2%
AEP Texas Inc.
2.40%, 10/01/22 (Call 09/01/22)	125	119,913
3.80%, 10/01/47 (Call 04/01/47)	125	117,430
AEP Transmission Co. LLC
3.10%, 12/01/26 (Call 09/01/26)(a)	380	366,100
3.75%, 12/01/47 (Call 06/01/47)	50	47,110
4.00%, 12/01/46 (Call 06/01/46)(a)	350	342,828
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	200	191,086
4.15%, 08/15/44 (Call 02/15/44)	290	295,339
4.30%, 01/02/46 (Call 07/02/45)	100	104,873
6.00%, 03/01/39	135	168,187
Series B, 3.70%, 12/01/47 (Call 06/01/47)(a)	20	19,009
Ameren Corp.
2.70%, 11/15/20 (Call 10/15/20)	347	343,055
3.65%, 02/15/26 (Call 11/15/25)	100	97,542
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)	200	196,648
3.70%, 12/01/47 (Call 06/01/47)	60	57,344
4.15%, 03/15/46 (Call 09/15/45)	250	257,150
American Electric Power Co. Inc.
2.15%, 11/13/20	195	191,034
Series F, 2.95%, 12/15/22 (Call 09/15/22)	20	19,583
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	205	211,449
7.00%, 04/01/38	100	134,372
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	50	47,001
3.75%, 05/15/46 (Call 11/15/45)	175	165,102
4.50%, 04/01/42 (Call 10/01/41)	250	264,772

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Berkshire Hathaway Energy Co.
2.38%, 01/15/21	$ 150	$ 147,285
2.40%, 02/01/20 (Call 01/01/20)	350	347,571
2.80%, 01/15/23 (Call 12/15/22)	400	390,240
3.50%, 02/01/25 (Call 11/01/24)	250	248,802
3.75%, 11/15/23 (Call 08/15/23)	30	30,441
4.50%, 02/01/45 (Call 08/01/44)(a)	620	648,284
5.15%, 11/15/43 (Call 05/15/43)	201	230,008
6.13%, 04/01/36	473	597,375
Black Hills Corp.
3.95%, 01/15/26 (Call 07/15/25)	200	198,682
4.20%, 09/15/46 (Call 03/15/46)	100	97,944
4.25%, 11/30/23 (Call 08/30/23)	140	143,195
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	175	164,423
4.50%, 04/01/44 (Call 10/01/43)	300	325,650
Series Z, 2.40%, 09/01/26 (Call 06/01/26)	50	45,892
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	710	672,050
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	250	300,792
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(a)	200	185,984
2.95%, 08/15/27 (Call 05/15/27)(a)	325	308,782
3.40%, 09/01/21 (Call 06/01/21)	450	453,411
3.65%, 06/15/46 (Call 12/15/45)	75	70,289
3.70%, 03/01/45 (Call 09/01/44)	200	189,856
3.75%, 08/15/47 (Call 02/15/47)	70	66,909
6.45%, 01/15/38	140	183,980
Connecticut Light & Power Co. (The)
2.50%, 01/15/23 (Call 10/15/22)	150	145,398
4.00%, 04/01/48 (Call 10/01/47)	150	151,148
Consolidated Edison Co. of New York Inc.
3.13%, 11/15/27 (Call 08/15/27)(a)	250	241,032
3.80%, 05/15/28 (Call 02/15/28)	80	81,306
3.95%, 03/01/43 (Call 09/01/42)(a)	730	711,750
4.45%, 03/15/44 (Call 09/15/43)	480	502,109
4.50%, 12/01/45 (Call 06/01/45)	100	105,686
4.63%, 12/01/54 (Call 06/01/54)	100	105,112
Series 07-A, 6.30%, 08/15/37	208	266,369
Series 08-B, 6.75%, 04/01/38	350	471,222
Series 09-C, 5.50%, 12/01/39	5	5,935
Series 12-A, 4.20%, 03/15/42	150	151,788
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	90	86,575
Series C, 4.00%, 11/15/57 (Call 05/15/57)(a)	40	37,818
Consolidated Edison Inc., 2.00%, 05/15/21 (Call 04/15/21)(a)	250	241,795
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	125	125,418
3.95%, 07/15/47 (Call 01/15/47)	255	255,306
6.70%, 09/15/19	300	314,019
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	50	50,199
Dominion Energy Inc.
2.50%, 12/01/19 (Call 11/01/19)	280	277,718
2.58%, 07/01/20	130	128,366
3.63%, 12/01/24 (Call 09/01/24)	110	108,691
3.90%, 10/01/25 (Call 07/01/25)(a)	390	386,463
4.25%, 06/01/28	250	251,350
4.45%, 03/15/21	225	231,059
4.70%, 12/01/44 (Call 06/01/44)	400	414,208
Security	Par(000)	Value
Electric (continued)
5.20%, 08/15/19	$ 200	$ 205,120
5.75%, 10/01/54 (Call 10/01/24)(a)(c)(d)	200	209,740
7.00%, 06/15/38	140	180,823
Series B, 2.75%, 09/15/22 (Call 06/15/22)	160	154,854
Series B, 5.95%, 06/15/35	400	467,204
Series C, 2.00%, 08/15/21 (Call 07/15/21)	75	71,816
Series F, 5.25%, 08/01/33	100	109,160
DTE Electric Co., 3.70%, 03/15/45 (Call 09/15/44)	430	410,831
DTE Energy Co.
1.50%, 10/01/19	465	456,049
2.40%, 12/01/19 (Call 11/01/19)	195	192,808
2.85%, 10/01/26 (Call 07/01/26)(a)	210	192,788
3.80%, 03/15/27 (Call 12/15/26)	75	73,918
Series B, 3.30%, 06/15/22 (Call 04/15/22)	220	218,418
Duke Energy Carolinas LLC
2.95%, 12/01/26 (Call 09/01/26)(a)	445	425,269
3.05%, 03/15/23 (Call 02/15/23)	340	337,719
3.70%, 12/01/47 (Call 06/01/47)	100	95,393
3.75%, 06/01/45 (Call 12/01/44)	380	363,474
3.90%, 06/15/21 (Call 03/15/21)	180	184,136
3.95%, 03/15/48 (Call 09/15/47)(a)	25	24,848
4.25%, 12/15/41 (Call 06/15/41)	160	166,805
5.30%, 02/15/40(a)	10	11,808
6.05%, 04/15/38	182	231,755
6.10%, 06/01/37	66	82,956
Duke Energy Corp.
1.80%, 09/01/21 (Call 08/01/21)	455	434,743
2.65%, 09/01/26 (Call 06/01/26)	615	559,232
3.05%, 08/15/22 (Call 05/15/22)	575	568,014
3.15%, 08/15/27 (Call 05/15/27)	50	46,744
3.55%, 09/15/21 (Call 06/15/21)	550	554,196
3.75%, 04/15/24 (Call 01/15/24)	320	320,810
3.75%, 09/01/46 (Call 03/01/46)	280	253,008
3.95%, 08/15/47 (Call 02/15/47)(a)	75	69,937
4.80%, 12/15/45 (Call 06/15/45)(a)	100	107,162
Duke Energy Florida LLC
3.10%, 08/15/21 (Call 05/15/21)	100	100,281
3.20%, 01/15/27 (Call 10/15/26)	1,675	1,623,862
3.40%, 10/01/46 (Call 04/01/46)	80	71,977
3.85%, 11/15/42 (Call 05/15/42)	300	293,823
5.65%, 04/01/40	100	123,540
6.35%, 09/15/37	500	658,590
Duke Energy Indiana LLC
6.12%, 10/15/35	29	36,194
6.35%, 08/15/38	200	261,930
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	50	56,046
Duke Energy Ohio Inc., 3.70%, 06/15/46 (Call 12/15/45)(a)	300	284,760
Duke Energy Progress LLC
3.70%, 10/15/46 (Call 04/15/46)	1,075	1,021,916
4.10%, 03/15/43 (Call 09/15/42)	60	60,724
4.15%, 12/01/44 (Call 06/01/44)	220	224,352
Edison International
2.40%, 09/15/22 (Call 08/15/22)	325	310,323
4.13%, 03/15/28 (Call 12/15/27)	250	249,295
El Paso Electric Co., 6.00%, 05/15/35	50	58,574
Emera U.S. Finance LP
2.70%, 06/15/21 (Call 05/15/21)	56	54,828
3.55%, 06/15/26 (Call 03/15/26)	535	508,801
4.75%, 06/15/46 (Call 12/15/45)	500	501,035
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	75	71,274

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Entergy Arkansas Inc.
3.50%, 04/01/26 (Call 01/01/26)	$ 150	$ 149,090
3.75%, 02/15/21 (Call 11/15/20)	390	395,850
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	1,280	1,176,653
Entergy Louisiana LLC
2.40%, 10/01/26 (Call 07/01/26)	100	91,326
4.95%, 01/15/45 (Call 01/15/25)	170	172,545
Eversource Energy
2.90%, 10/01/24 (Call 08/01/24)	275	261,970
Series K, 2.75%, 03/15/22 (Call 02/15/22)	150	146,931
Exelon Corp.
2.85%, 06/15/20 (Call 05/15/20)	170	169,045
3.40%, 04/15/26 (Call 01/15/26)	399	382,545
3.50%, 06/01/22 (Call 05/01/22)	370	366,996
3.95%, 06/15/25 (Call 03/15/25)	604	603,185
4.45%, 04/15/46 (Call 10/15/45)	760	756,990
5.10%, 06/15/45 (Call 12/15/44)	50	54,518
5.15%, 12/01/20 (Call 09/01/20)	280	291,220
Exelon Generation Co. LLC
3.40%, 03/15/22 (Call 02/15/22)(a)	110	109,745
4.00%, 10/01/20 (Call 07/01/20)	175	178,013
4.25%, 06/15/22 (Call 03/15/22)	30	30,769
5.20%, 10/01/19	200	205,778
5.60%, 06/15/42 (Call 12/15/41)	325	332,033
6.25%, 10/01/39	450	488,398
FirstEnergy Corp.
Series B, 3.90%, 07/15/27 (Call 04/15/27)	355	347,541
Series B, 4.25%, 03/15/23 (Call 12/15/22)	400	407,616
Series C, 4.85%, 07/15/47 (Call 01/15/47)	460	481,298
Florida Power & Light Co.
3.70%, 12/01/47 (Call 06/01/47)	60	57,428
3.80%, 12/15/42 (Call 06/15/42)	250	245,015
4.05%, 10/01/44 (Call 04/01/44)	400	404,568
4.13%, 02/01/42 (Call 08/01/41)	45	46,057
5.25%, 02/01/41 (Call 08/01/40)	200	233,180
5.65%, 02/01/37	200	243,952
5.69%, 03/01/40	45	55,760
5.95%, 02/01/38	185	234,315
5.96%, 04/01/39	115	146,264
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	510	468,114
Georgia Power Co.
4.25%, 12/01/19	20	20,380
4.30%, 03/15/42(a)	510	521,633
Series 10-C, 4.75%, 09/01/40	25	27,018
Great Plains Energy Inc., 4.85%, 06/01/21 (Call 03/01/21)	50	51,513
Iberdrola International BV, 6.75%, 07/15/36	200	252,682
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)(a)	250	251,705
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	90	88,343
6.25%, 07/15/39	100	126,597
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)(b)	50	48,372
3.35%, 11/15/27 (Call 08/15/27)(a)(b)	250	235,847
5.30%, 07/01/43 (Call 01/01/43)	250	280,292
Kansas City Power & Light Co.
4.20%, 06/15/47 (Call 12/15/46)	360	358,808
4.20%, 03/15/48 (Call 09/15/47)	225	223,031
5.30%, 10/01/41 (Call 04/01/41)	200	227,706
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	210	244,759
Security	Par(000)	Value
Electric (continued)
LG&E & KU Energy LLC, 3.75%, 11/15/20 (Call 08/15/20)	$ 32	$ 32,413
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	500	491,550
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	70	70,554
3.65%, 08/01/48 (Call 02/01/48)	500	473,075
3.95%, 08/01/47 (Call 02/01/47)	300	299,826
4.25%, 05/01/46 (Call 11/01/45)	250	260,475
Nevada Power Co., 2.75%, 04/15/20	250	249,630
NextEra Energy Capital Holdings Inc.
2.40%, 09/15/19 (Call 08/15/19)	135	134,056
2.80%, 01/15/23 (Call 12/15/22)	185	179,023
3.55%, 05/01/27 (Call 02/01/27)	470	452,389
4.50%, 06/01/21 (Call 03/01/21)	100	103,099
4.80%, 12/01/77 (Call 12/01/27)(c)(d)	100	93,822
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	20	19,199
3.60%, 09/15/47 (Call 03/15/47)	115	108,140
4.13%, 05/15/44 (Call 11/15/43)	325	336,053
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	250	241,165
3.20%, 05/15/27 (Call 02/15/27)(a)	295	285,103
5.50%, 03/15/40	125	150,141
Oglethorpe Power Corp.
5.25%, 09/01/50(a)	226	244,238
5.38%, 11/01/40	95	107,829
Ohio Power Co., Series M, 5.38%, 10/01/21	120	128,383
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 (Call 01/01/25)	250	240,570
3.75%, 04/01/45 (Call 10/01/44)	50	48,337
3.80%, 09/30/47 (Call 03/30/47)	50	48,379
5.30%, 06/01/42 (Call 12/01/41)	400	475,520
7.00%, 09/01/22	170	194,759
7.50%, 09/01/38	66	94,558
Pacific Gas & Electric Co.
2.45%, 08/15/22 (Call 05/15/22)	200	191,336
3.30%, 12/01/27 (Call 09/01/27)	600	557,238
3.40%, 08/15/24 (Call 05/15/24)	155	150,452
3.50%, 10/01/20 (Call 07/01/20)(a)	423	424,755
3.75%, 02/15/24 (Call 11/15/23)	225	224,408
4.00%, 12/01/46 (Call 06/01/46)	1,075	974,380
4.25%, 05/15/21 (Call 02/15/21)	90	91,645
4.25%, 03/15/46 (Call 09/15/45)	205	192,290
4.75%, 02/15/44 (Call 08/15/43)	300	302,382
5.40%, 01/15/40	25	27,323
5.80%, 03/01/37(a)	50	56,854
6.05%, 03/01/34(a)	780	905,346
6.25%, 03/01/39	350	418,953
PacifiCorp
2.95%, 02/01/22 (Call 11/01/21)(a)	238	236,646
2.95%, 06/01/23 (Call 03/01/23)	50	49,252
3.60%, 04/01/24 (Call 01/01/24)	186	188,485
3.85%, 06/15/21 (Call 03/15/21)(a)	230	235,173
4.10%, 02/01/42 (Call 08/01/41)	250	255,445
6.00%, 01/15/39	260	330,104
PECO Energy Co.
1.70%, 09/15/21 (Call 08/15/21)	300	286,599
3.15%, 10/15/25 (Call 07/15/25)	250	242,992
5.95%, 10/01/36	100	125,973

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Potomac Electric Power Co.
3.60%, 03/15/24 (Call 12/15/23)	$ 165	$ 166,320
4.15%, 03/15/43 (Call 09/15/42)	480	487,262
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	50	46,762
4.00%, 09/15/47 (Call 03/15/47)	125	117,600
4.20%, 06/15/22 (Call 03/15/22)	150	153,383
5.00%, 03/15/44 (Call 09/15/43)	54	57,864
PPL Electric Utilities Corp.
3.00%, 09/15/21 (Call 06/15/21)	150	149,805
4.15%, 10/01/45 (Call 04/01/45)(a)	250	256,645
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	260	257,135
4.40%, 01/15/21 (Call 10/15/20)	45	46,107
7.75%, 03/01/31	225	302,285
PSEG Power LLC
3.00%, 06/15/21 (Call 05/15/21)	240	238,006
8.63%, 04/15/31(a)	300	396,132
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	400	385,668
3.80%, 06/15/47 (Call 12/15/46)	250	243,412
4.30%, 03/15/44 (Call 09/15/43)	25	26,263
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	350	351,295
Public Service Electric & Gas Co.
1.90%, 03/15/21 (Call 02/15/21)	100	96,990
2.25%, 09/15/26 (Call 06/15/26)(a)	340	309,913
2.38%, 05/15/23 (Call 02/15/23)	50	47,993
3.60%, 12/01/47 (Call 06/01/47)	90	84,160
5.50%, 03/01/40	110	133,264
5.80%, 05/01/37	200	246,298
Public Service Enterprise Group Inc.
1.60%, 11/15/19	110	107,770
2.65%, 11/15/22 (Call 10/15/22)	100	96,529
Puget Energy Inc.
3.65%, 05/15/25 (Call 02/15/25)	250	244,337
5.63%, 07/15/22 (Call 04/15/22)	330	352,628
Puget Sound Energy Inc.
5.76%, 10/01/39	130	160,182
5.80%, 03/15/40	300	367,506
San Diego Gas & Electric Co.
3.00%, 08/15/21	605	603,149
4.50%, 08/15/40	60	64,526
6.00%, 06/01/39	50	63,803
Sempra Energy
2.40%, 02/01/20	115	113,742
2.40%, 03/15/20 (Call 02/15/20)	154	152,191
2.85%, 11/15/20 (Call 10/15/20)	100	99,193
2.88%, 10/01/22 (Call 07/01/22)	65	63,546
2.90%, 02/01/23 (Call 01/01/23)	35	34,195
3.25%, 06/15/27 (Call 03/15/27)	250	235,125
3.75%, 11/15/25 (Call 08/15/25)	188	185,736
3.80%, 02/01/38 (Call 08/01/37)	235	218,437
4.00%, 02/01/48 (Call 08/01/47)(a)	250	232,115
6.00%, 10/15/39	345	418,212
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	100	93,101
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	25	24,007
4.50%, 06/01/64 (Call 12/01/63)	300	274,659
4.60%, 06/15/43 (Call 12/15/42)	165	162,956
Security	Par(000)	Value
Electric (continued)
5.10%, 06/01/65 (Call 12/01/64)	$ 440	$ 447,049
6.05%, 01/15/38	125	144,316
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	184	188,017
4.00%, 04/01/47 (Call 10/01/46)	140	137,603
4.65%, 10/01/43 (Call 04/01/43)(a)	150	161,894
5.50%, 03/15/40	140	164,478
5.63%, 02/01/36	200	238,968
5.75%, 04/01/35	160	189,197
6.00%, 01/15/34	62	75,030
Series 05-E, 5.35%, 07/15/35	400	455,968
Series 06-E, 5.55%, 01/15/37	180	211,394
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	325	308,591
Series C, 3.60%, 02/01/45 (Call 08/01/44)(a)	100	90,941
Southern Co. (The)
1.85%, 07/01/19	155	153,486
2.35%, 07/01/21 (Call 06/01/21)	475	462,840
2.75%, 06/15/20 (Call 05/15/20)	285	283,378
3.25%, 07/01/26 (Call 04/01/26)	1,675	1,584,516
4.25%, 07/01/36 (Call 01/01/36)	300	298,548
4.40%, 07/01/46 (Call 01/01/46)(a)	1,375	1,377,049
Southern Power Co.
4.15%, 12/01/25 (Call 09/01/25)(a)	800	808,416
5.15%, 09/15/41	100	103,112
Series 158, 2.38%, 06/01/20 (Call 05/01/20)	25	24,664
Southwestern Electric Power Co.
Series J, 3.90%, 04/01/45 (Call 10/01/44)	325	308,561
Series L, 3.85%, 02/01/48 (Call 08/01/47)	100	93,832
Southwestern Public Service Co., 3.70%, 08/15/47 (Call 02/15/47)	545	517,183
Tampa Electric Co., 4.10%, 06/15/42 (Call 12/15/41)	55	54,477
Toledo Edison Co. (The), 6.15%, 05/15/37	244	300,879
UIL Holdings Corp., 4.63%, 10/01/20	100	103,184
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	75	71,288
3.50%, 04/15/24 (Call 01/15/24)	100	100,433
3.90%, 09/15/42 (Call 03/15/42)	300	296,118
Virginia Electric & Power Co.
2.95%, 01/15/22 (Call 10/15/21)	180	178,783
2.95%, 11/15/26 (Call 08/15/26)(a)	500	472,230
4.45%, 02/15/44 (Call 08/15/43)	285	298,050
6.35%, 11/30/37	350	450,485
8.88%, 11/15/38	205	330,230
Series A, 3.10%, 05/15/25 (Call 02/15/25)	200	193,250
Series A, 3.15%, 01/15/26 (Call 10/15/25)	180	173,506
Series A, 3.50%, 03/15/27 (Call 12/15/26)	485	477,613
Series B, 3.80%, 09/15/47 (Call 03/15/47)	50	46,957
Series B, 6.00%, 01/15/36	30	37,187
Series C, 4.00%, 11/15/46 (Call 05/15/46)(a)	135	131,598
Series D, 4.65%, 08/15/43 (Call 02/15/43)(a)	60	64,372
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)(a)	75	74,092
Westar Energy Inc.
4.10%, 04/01/43 (Call 10/01/42)(a)	100	101,092
4.13%, 03/01/42 (Call 09/01/41)	50	50,825
4.25%, 12/01/45 (Call 06/01/45)	200	207,488
Wisconsin Electric Power Co., 2.95%, 09/15/21 (Call 06/15/21)	250	248,560
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	170	162,229

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Electric (continued)
Wisconsin Public Service Corp., 4.75%, 11/01/44 (Call 05/01/44)	$ 50	$ 55,215
Xcel Energy Inc.
2.40%, 03/15/21 (Call 02/15/21)	515	504,463
3.30%, 06/01/25 (Call 12/01/24)	75	73,103
3.35%, 12/01/26 (Call 06/01/26)	400	387,528
4.70%, 05/15/20 (Call 11/15/19)	475	486,671
6.50%, 07/01/36	225	293,942
		78,953,072
Electrical Components & Equiptment — 0.1%
Emerson Electric Co.
2.63%, 02/15/23 (Call 11/15/22)	300	291,456
4.25%, 11/15/20	250	257,525
Hubbell Inc., 3.50%, 02/15/28 (Call 11/15/27)	165	158,529
		707,510
Electronics — 0.5%
Agilent Technologies Inc.
3.05%, 09/22/26 (Call 06/22/26)	100	93,043
3.20%, 10/01/22 (Call 07/01/22)	150	147,930
5.00%, 07/15/20	250	259,177
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	125	120,074
3.55%, 10/01/27 (Call 07/01/27)	100	93,393
Amphenol Corp.
3.20%, 04/01/24 (Call 02/01/24)	315	305,323
4.00%, 02/01/22 (Call 11/01/21)	400	409,632
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	270	254,232
4.00%, 04/01/25 (Call 01/01/25)	235	230,443
4.50%, 03/01/23 (Call 12/01/22)	100	101,576
Avnet Inc., 4.88%, 12/01/22	322	331,303
Corning Inc.
2.90%, 05/15/22 (Call 03/15/22)	35	34,269
4.38%, 11/15/57 (Call 05/15/57)	240	213,046
4.75%, 03/15/42(a)	106	110,694
5.75%, 08/15/40	150	175,785
Flex Ltd.
4.63%, 02/15/20	205	208,751
4.75%, 06/15/25 (Call 03/15/25)	100	102,446
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(a)	710	668,650
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	560	540,316
2.50%, 11/01/26 (Call 08/01/26)	1,403	1,295,544
4.25%, 03/01/21	462	479,237
Jabil Inc.
3.95%, 01/12/28 (Call 10/12/27)	50	47,990
4.70%, 09/15/22	100	102,885
5.63%, 12/15/20(a)	100	104,050
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	150	153,340
4.60%, 04/06/27 (Call 01/06/27)	355	359,768
Koninklijke Philips NV, 5.00%, 03/15/42	584	647,101
PerkinElmer Inc., 5.00%, 11/15/21 (Call 08/15/21)	130	135,980
Tyco Electronics Group SA
3.45%, 08/01/24 (Call 05/01/24)(a)	25	24,655
3.50%, 02/03/22 (Call 11/03/21)(a)	150	151,087
		7,901,720
Security	Par(000)	Value
Engineering & Construction — 0.0%
Fluor Corp.
3.38%, 09/15/21	$ 250	$ 250,817
3.50%, 12/15/24 (Call 09/15/24)	110	108,202
		359,019
Environmental Control — 0.2%
Republic Services Inc.
3.20%, 03/15/25 (Call 12/15/24)(a)	204	197,776
3.38%, 11/15/27 (Call 08/15/27)(a)	260	248,742
3.55%, 06/01/22 (Call 03/01/22)(a)	206	207,259
3.95%, 05/15/28 (Call 02/15/28)	180	179,737
4.75%, 05/15/23 (Call 02/15/23)	100	105,215
5.25%, 11/15/21	417	443,333
Waste Management Inc.
2.90%, 09/15/22 (Call 06/15/22)(a)	200	196,812
3.13%, 03/01/25 (Call 12/01/24)(a)	160	154,678
3.15%, 11/15/27 (Call 08/15/27)	476	447,445
3.90%, 03/01/35 (Call 09/01/34)	400	393,284
4.10%, 03/01/45 (Call 09/01/44)	357	354,794
		2,929,075
Food — 1.5%
Campbell Soup Co.
3.30%, 03/15/21	250	249,063
3.65%, 03/15/23 (Call 02/15/23)	250	245,768
3.80%, 08/02/42	250	197,595
3.95%, 03/15/25 (Call 01/15/25)(a)	250	242,885
4.80%, 03/15/48 (Call 09/15/47)(a)	100	91,376
Conagra Brands Inc.
3.20%, 01/25/23 (Call 10/25/22)	390	381,849
7.00%, 10/01/28	100	119,681
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	250	256,683
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	561	557,118
3.20%, 04/16/21	30	29,969
4.00%, 04/17/25 (Call 02/17/25)	625	623,400
4.20%, 04/17/28 (Call 01/17/28)(a)	35	34,555
4.55%, 04/17/38 (Call 10/17/37)	250	244,600
5.40%, 06/15/40	350	367,846
Hershey Co. (The)
2.30%, 08/15/26 (Call 05/15/26)	890	807,995
3.10%, 05/15/21	100	100,522
3.38%, 05/15/23 (Call 04/15/23)	100	100,638
4.13%, 12/01/20	100	103,235
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	350	330,467
4.63%, 11/01/20(a)	275	283,731
JM Smucker Co. (The)
2.50%, 03/15/20	300	297,291
3.38%, 12/15/27 (Call 09/15/27)	100	94,027
3.50%, 03/15/25	225	218,304
4.38%, 03/15/45	495	470,651
Kellogg Co.
3.25%, 05/14/21	195	195,509
3.25%, 04/01/26(a)	300	283,074
3.40%, 11/15/27 (Call 08/15/27)(a)	350	327,845
4.00%, 12/15/20	460	470,594
4.30%, 05/15/28 (Call 02/15/28)	250	251,050
4.50%, 04/01/46	250	240,345
Series B, 7.45%, 04/01/31	50	64,237

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Food (continued)
Kraft Heinz Foods Co.
2.80%, 07/02/20 (Call 06/02/20)	$ 1,030	$ 1,023,974
3.00%, 06/01/26 (Call 03/01/26)(a)	485	442,611
3.50%, 06/06/22	670	668,231
3.50%, 07/15/22 (Call 05/15/22)	300	298,500
3.95%, 07/15/25 (Call 04/15/25)(a)	540	532,651
4.38%, 06/01/46 (Call 12/01/45)	935	836,301
5.00%, 07/15/35 (Call 01/15/35)	375	375,600
5.00%, 06/04/42	285	279,243
5.20%, 07/15/45 (Call 01/15/45)	640	640,416
6.50%, 02/09/40	200	231,522
6.88%, 01/26/39	182	216,828
Kroger Co. (The)
2.60%, 02/01/21 (Call 01/01/21)	410	403,731
2.65%, 10/15/26 (Call 07/15/26)(a)	57	50,760
2.95%, 11/01/21 (Call 10/01/21)	284	280,592
3.30%, 01/15/21 (Call 12/15/20)	400	401,188
3.40%, 04/15/22 (Call 01/15/22)	350	349,895
3.70%, 08/01/27 (Call 05/01/27)(a)	125	119,641
3.85%, 08/01/23 (Call 05/01/23)	371	376,294
3.88%, 10/15/46 (Call 04/15/46)	115	97,836
4.45%, 02/01/47 (Call 08/01/46)(a)	680	624,716
4.65%, 01/15/48 (Call 07/15/47)(a)	50	47,310
5.00%, 04/15/42 (Call 10/15/41)	90	89,143
5.40%, 07/15/40 (Call 01/15/40)	100	103,760
6.90%, 04/15/38	100	122,623
7.50%, 04/01/31	185	232,464
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	75	71,499
Mondelez International Inc.
3.00%, 05/07/20	500	500,420
3.63%, 05/07/23 (Call 04/07/23)	500	501,660
4.13%, 05/07/28 (Call 02/07/28)	500	500,420
Sysco Corp.
2.50%, 07/15/21 (Call 06/15/21)	435	426,448
2.60%, 10/01/20 (Call 09/01/20)	475	471,475
3.25%, 07/15/27 (Call 04/15/27)	250	236,728
3.30%, 07/15/26 (Call 04/15/26)	263	251,612
3.75%, 10/01/25 (Call 07/01/25)(a)	425	422,807
Tyson Foods Inc.
2.25%, 08/23/21 (Call 07/23/21)	65	62,724
2.65%, 08/15/19 (Call 07/15/19)(a)	200	199,614
3.55%, 06/02/27 (Call 03/02/27)	210	200,325
3.95%, 08/15/24 (Call 05/15/24)(a)	200	201,146
4.50%, 06/15/22 (Call 03/15/22)	442	457,620
4.55%, 06/02/47 (Call 12/02/46)	610	591,499
4.88%, 08/15/34 (Call 02/15/34)	241	247,341
		22,471,071
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	200	200,328
Domtar Corp., 4.40%, 04/01/22 (Call 01/01/22)	152	155,558
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	35	35,425
5.50%, 01/17/27(a)	25	25,150
Georgia-Pacific LLC
7.75%, 11/15/29	250	335,510
8.00%, 01/15/24	200	243,578
Security	Par(000)	Value
Forest Products & Paper (continued)
International Paper Co.
3.00%, 02/15/27 (Call 11/15/26)	$ 517	$ 471,163
3.65%, 06/15/24 (Call 03/15/24)	425	420,397
3.80%, 01/15/26 (Call 10/15/25)	120	117,207
4.40%, 08/15/47 (Call 02/15/47)	310	287,314
4.80%, 06/15/44 (Call 12/15/43)	445	436,340
5.00%, 09/15/35 (Call 03/15/35)	204	211,134
6.00%, 11/15/41 (Call 05/15/41)	75	85,132
7.30%, 11/15/39	300	384,975
		3,409,211
Gas — 0.5%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)	450	430,380
4.15%, 01/15/43 (Call 07/15/42)	172	173,483
5.50%, 06/15/41 (Call 12/15/40)	100	118,952
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (Call 03/01/23)	250	249,262
4.00%, 04/01/28 (Call 01/01/28)	400	396,484
4.10%, 09/01/47 (Call 03/01/47)	225	214,243
4.50%, 01/15/21 (Call 10/15/20)	331	339,639
5.85%, 01/15/41 (Call 07/15/40)	50	60,847
Dominion Energy Gas Holdings LLC
2.50%, 12/15/19 (Call 11/15/19)	260	258,042
2.80%, 11/15/20 (Call 10/15/20)	275	272,913
4.80%, 11/01/43 (Call 05/01/43)	200	212,028
KeySpan Corp., 5.80%, 04/01/35	175	204,043
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	250	247,847
3.95%, 09/15/27 (Call 06/15/27)	50	47,680
4.90%, 12/01/21 (Call 09/01/21)	120	124,090
NiSource Inc.
3.49%, 05/15/27 (Call 02/15/27)(a)	285	274,654
4.38%, 05/15/47 (Call 11/15/46)	300	296,277
4.80%, 02/15/44 (Call 08/15/43)	150	158,095
5.25%, 02/15/43 (Call 08/15/42)	195	215,631
5.65%, 02/01/45 (Call 08/01/44)(a)	455	526,358
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	100	107,488
Piedmont Natural Gas Co. Inc., 4.65%, 08/01/43 (Call 02/01/43)	200	215,476
Southern California Gas Co.
3.20%, 06/15/25 (Call 03/15/25)	1,325	1,307,139
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	85	79,642
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	145	136,196
3.50%, 09/15/21 (Call 06/15/21)	120	119,950
5.25%, 08/15/19	80	82,036
5.88%, 03/15/41 (Call 09/15/40)	75	88,945
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	150	149,590
		7,107,410
Hand & Machine Tools — 0.0%
Kennametal Inc., 2.65%, 11/01/19 (Call 10/01/19)	352	349,846
Stanley Black & Decker Inc.
2.90%, 11/01/22	270	266,471
3.40%, 12/01/21 (Call 09/01/21)	22	22,222
		638,539
Health Care - Products — 1.5%
Abbott Laboratories
2.00%, 03/15/20(a)	255	251,101
2.35%, 11/22/19	677	672,417

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Products (continued)
2.55%, 03/15/22	$ 50	$ 48,627
2.80%, 09/15/20 (Call 08/15/20)	265	263,405
2.90%, 11/30/21 (Call 10/30/21)	180	178,043
3.25%, 04/15/23 (Call 01/15/23)(a)	25	24,733
3.40%, 11/30/23 (Call 09/30/23)	325	322,666
3.75%, 11/30/26 (Call 08/30/26)	1,250	1,236,950
4.13%, 05/27/20	200	204,388
4.75%, 11/30/36 (Call 05/30/36)	545	576,997
4.75%, 04/15/43 (Call 10/15/42)	332	350,546
4.90%, 11/30/46 (Call 05/30/46)	850	920,805
5.30%, 05/27/40	418	469,071
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)(a)	299	272,840
3.50%, 08/15/46 (Call 02/15/46)	150	129,378
Becton Dickinson and Co.
2.40%, 06/05/20	300	295,134
2.68%, 12/15/19	480	477,528
2.89%, 06/06/22 (Call 05/06/22)(a)	529	514,082
3.13%, 11/08/21(a)	405	401,485
3.25%, 11/12/20	486	484,474
3.36%, 06/06/24 (Call 04/06/24)	100	96,688
3.70%, 06/06/27 (Call 03/06/27)	693	660,900
3.73%, 12/15/24 (Call 09/15/24)	188	184,473
4.67%, 06/06/47 (Call 12/06/46)	540	534,087
4.69%, 12/15/44 (Call 06/15/44)(a)	267	259,946
Boston Scientific Corp.
3.85%, 05/15/25	685	683,178
4.00%, 03/01/28 (Call 12/01/27)	100	98,845
6.00%, 01/15/20	520	542,849
Covidien International Finance SA, 3.20%, 06/15/22 (Call 03/15/22)	170	169,854
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	250	247,910
3.35%, 09/15/25 (Call 06/15/25)	250	248,862
4.38%, 09/15/45 (Call 03/15/45)	150	158,691
Life Technologies Corp.
5.00%, 01/15/21 (Call 10/15/20)	150	155,517
6.00%, 03/01/20	200	209,224
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)(a)	170	167,236
Medtronic Inc.
2.50%, 03/15/20(a)	125	124,420
3.15%, 03/15/22	1,040	1,039,594
3.50%, 03/15/25	450	449,433
3.63%, 03/15/24 (Call 12/15/23)	820	826,839
4.38%, 03/15/35	462	484,957
4.63%, 03/15/44 (Call 09/15/43)	512	550,943
4.63%, 03/15/45	1,335	1,442,561
5.55%, 03/15/40(a)	140	165,970
Stryker Corp.
2.63%, 03/15/21 (Call 02/15/21)(a)	250	247,272
3.38%, 11/01/25 (Call 08/01/25)	80	78,651
3.50%, 03/15/26 (Call 12/15/25)	500	492,210
3.65%, 03/07/28 (Call 12/07/27)	75	74,503
4.10%, 04/01/43 (Call 10/01/42)	100	98,072
4.38%, 05/15/44 (Call 11/15/43)	275	277,849
4.63%, 03/15/46 (Call 09/15/45)	345	365,410
Thermo Fisher Scientific Inc.
2.95%, 09/19/26 (Call 06/19/26)	620	577,406
3.00%, 04/15/23 (Call 02/15/23)	485	473,486
Security	Par(000)	Value
Health Care - Products (continued)
3.15%, 01/15/23 (Call 10/15/22)	$ 107	$ 105,314
3.20%, 08/15/27 (Call 05/15/27)	100	94,094
3.30%, 02/15/22	20	19,967
3.60%, 08/15/21 (Call 05/15/21)	160	161,466
4.10%, 08/15/47 (Call 02/15/47)(a)	200	191,350
4.15%, 02/01/24 (Call 11/01/23)(a)	406	414,023
4.50%, 03/01/21	400	414,580
5.30%, 02/01/44 (Call 08/01/43)(a)	100	111,832
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	228	225,148
3.38%, 11/30/21 (Call 08/30/21)	261	259,739
3.55%, 04/01/25 (Call 01/01/25)	415	399,562
3.70%, 03/19/23 (Call 02/19/23)	185	184,404
5.75%, 11/30/39	100	112,881
		22,976,866
Health Care - Services — 1.4%
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)(a)	332	321,363
2.80%, 06/15/23 (Call 04/15/23)	432	414,746
3.50%, 11/15/24 (Call 08/15/24)	268	262,117
4.13%, 06/01/21 (Call 03/01/21)	130	132,691
4.13%, 11/15/42 (Call 05/15/42)	381	359,630
6.75%, 12/15/37	500	646,865
Anthem Inc.
2.25%, 08/15/19	240	238,154
2.50%, 11/21/20(a)	100	98,500
2.95%, 12/01/22 (Call 11/01/22)	196	191,033
3.13%, 05/15/22(a)	50	49,258
3.30%, 01/15/23(a)	635	627,793
3.35%, 12/01/24 (Call 10/01/24)	150	145,338
3.50%, 08/15/24 (Call 05/15/24)	528	516,495
3.65%, 12/01/27 (Call 09/01/27)	350	334,397
3.70%, 08/15/21 (Call 05/15/21)(a)	282	284,905
4.10%, 03/01/28 (Call 12/01/27)	185	182,773
4.35%, 08/15/20	350	358,977
4.38%, 12/01/47 (Call 06/01/47)	250	234,220
4.63%, 05/15/42	527	515,253
4.65%, 01/15/43	458	448,208
4.65%, 08/15/44 (Call 02/15/44)	90	88,686
5.95%, 12/15/34	250	285,485
Ascension Health, 3.95%, 11/15/46	345	342,619
Catholic Health Initiatives, 4.35%, 11/01/42(a)	200	181,720
Children's Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	200	200,208
Cigna Corp.
3.05%, 10/15/27 (Call 07/15/27)	770	699,229
3.25%, 04/15/25 (Call 01/15/25)	130	123,361
3.88%, 10/15/47 (Call 04/15/47)	240	209,138
4.50%, 03/15/21 (Call 12/15/20)	312	320,321
5.13%, 06/15/20(a)	237	245,949
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	104	102,369
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	55	53,653
3.15%, 12/01/22 (Call 09/01/22)(a)	248	244,588
3.95%, 03/15/27 (Call 12/15/26)	40	39,498
4.63%, 12/01/42 (Call 06/01/42)	25	24,911
4.95%, 10/01/44 (Call 04/01/44)	851	891,227

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Health Care - Services (continued)
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)(a)	$ 250	$ 240,402
3.50%, 04/01/22	150	151,083
4.15%, 05/01/47 (Call 11/01/46)	350	357,794
Laboratory Corp. of America Holdings
3.60%, 02/01/25 (Call 11/01/24)	587	576,411
3.60%, 09/01/27 (Call 06/01/27)	50	47,847
3.75%, 08/23/22 (Call 05/23/22)	225	226,721
4.70%, 02/01/45 (Call 08/01/44)	155	152,091
Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/55	25	26,062
New York and Presbyterian Hospital (The), 4.06%, 08/01/56(a)	350	330,008
Northwell Healthcare Inc., 4.26%, 11/01/47 (Call 11/01/46)	340	329,943
Quest Diagnostics Inc.
4.25%, 04/01/24 (Call 01/01/24)	100	102,313
4.70%, 04/01/21	200	207,166
4.70%, 03/30/45 (Call 09/30/44)(a)	261	264,051
UnitedHealth Group Inc.
1.95%, 10/15/20	12	11,754
2.13%, 03/15/21	115	112,375
2.30%, 12/15/19	55	54,663
2.38%, 10/15/22	165	159,296
2.75%, 02/15/23 (Call 11/15/22)	400	390,840
2.88%, 12/15/21	50	49,639
2.88%, 03/15/22 (Call 12/15/21)	515	509,938
2.88%, 03/15/23	259	254,299
2.95%, 10/15/27(a)	400	377,224
3.10%, 03/15/26	425	409,169
3.35%, 07/15/22(a)	401	403,290
3.38%, 04/15/27	200	195,496
3.45%, 01/15/27(a)	205	201,611
3.75%, 07/15/25	925	930,263
3.75%, 10/15/47 (Call 04/15/47)(a)	175	164,062
4.25%, 03/15/43 (Call 09/15/42)	470	474,634
4.25%, 04/15/47 (Call 10/15/46)	305	309,337
4.38%, 03/15/42 (Call 09/15/41)	150	154,475
4.63%, 07/15/35	80	86,367
4.63%, 11/15/41 (Call 05/15/41)	350	374,815
4.70%, 02/15/21 (Call 11/15/20)	350	364,332
4.75%, 07/15/45	546	595,544
5.80%, 03/15/36	132	159,958
5.95%, 02/15/41 (Call 08/15/40)	300	375,900
6.50%, 06/15/37	100	131,382
6.63%, 11/15/37	250	331,275
6.88%, 02/15/38	350	474,351
		21,483,859
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.50%, 02/10/23 (Call 01/10/23)	100	95,773
3.63%, 01/19/22 (Call 12/19/21)	430	422,144
3.88%, 01/15/20 (Call 12/15/19)	250	251,483
FS Investment Corp., 4.25%, 01/15/20 (Call 12/15/19)	200	200,672
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	350	363,174
Prospect Capital Corp., 5.00%, 07/15/19(a)	250	253,507
		1,586,753
Home Builders — 0.0%
DR Horton Inc., 2.55%, 12/01/20	170	167,062
Security	Par(000)	Value
Home Builders (continued)
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	$ 200	$ 202,594
		369,656
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	100	94,984
3.80%, 11/15/24 (Call 08/15/24)	100	98,476
Whirlpool Corp.
3.70%, 05/01/25	250	246,405
4.00%, 03/01/24(a)	100	101,769
4.50%, 06/01/46 (Call 12/01/45)(a)	60	56,584
4.85%, 06/15/21	195	203,266
		801,484
Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	515	479,892
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	450	425,727
3.80%, 11/15/21	200	204,420
3.90%, 05/15/28 (Call 02/15/28)	250	250,198
Kimberly-Clark Corp.
2.40%, 06/01/23(a)	128	123,329
3.20%, 07/30/46 (Call 01/30/46)	50	43,640
3.90%, 05/04/47 (Call 11/04/46)(a)	290	286,076
5.30%, 03/01/41	80	94,639
6.63%, 08/01/37	150	203,582
		2,111,503
Housewares — 0.1%
Newell Brands Inc.
3.15%, 04/01/21 (Call 03/01/21)	150	148,683
3.85%, 04/01/23 (Call 02/01/23)	400	398,268
4.00%, 12/01/24 (Call 09/01/24)	250	246,017
4.20%, 04/01/26 (Call 01/01/26)	10	9,808
5.50%, 04/01/46 (Call 10/01/45)	795	805,979
Tupperware Brands Corp., 4.75%, 06/01/21 (Call 03/01/21)	200	205,594
		1,814,349
Insurance — 2.5%
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)(a)	400	376,804
3.63%, 06/15/23	190	191,908
3.63%, 11/15/24	421	421,063
4.00%, 10/15/46 (Call 04/15/46)	230	219,487
Alleghany Corp.
4.95%, 06/27/22	100	105,437
5.63%, 09/15/20	100	105,014
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	250	245,330
Allstate Corp. (The)
3.15%, 06/15/23	50	49,503
4.20%, 12/15/46 (Call 06/15/46)	390	389,684
4.50%, 06/15/43	249	259,685
5.55%, 05/09/35	188	218,599
5.75%, 08/15/53 (Call 08/15/23)(a)(c)(d)	150	155,838
Alterra Finance LLC, 6.25%, 09/30/20	100	106,107
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)	60	58,191
American International Group Inc.
2.30%, 07/16/19 (Call 06/16/19)	455	452,325
3.30%, 03/01/21 (Call 02/01/21)	330	330,284

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Insurance (continued)
3.75%, 07/10/25 (Call 04/10/25)	$ 245	$ 239,113
3.88%, 01/15/35 (Call 07/15/34)	1,000	909,110
3.90%, 04/01/26 (Call 01/01/26)	675	659,320
4.13%, 02/15/24(a)	280	283,069
4.38%, 01/15/55 (Call 07/15/54)(a)	400	355,296
4.50%, 07/16/44 (Call 01/16/44)	721	689,211
4.80%, 07/10/45 (Call 01/10/45)	11	10,976
4.88%, 06/01/22	625	656,525
6.25%, 05/01/36	100	116,932
6.40%, 12/15/20	322	346,881
Aon Corp.
5.00%, 09/30/20	130	134,888
6.25%, 09/30/40	170	206,507
Aon PLC
2.80%, 03/15/21 (Call 02/15/21)	25	24,648
3.50%, 06/14/24 (Call 03/14/24)	350	344,029
3.88%, 12/15/25 (Call 09/15/25)	407	403,036
4.60%, 06/14/44 (Call 03/14/44)	120	118,690
4.75%, 05/15/45 (Call 11/15/44)(a)	25	25,085
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	300	326,151
Assurant Inc., 6.75%, 02/15/34	50	59,091
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	50	47,039
AXA Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)(b)	250	238,587
AXA SA, 8.60%, 12/15/30(a)	225	299,974
AXIS Specialty Finance LLC, 5.88%, 06/01/20	250	261,982
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	110	104,717
Berkshire Hathaway Finance Corp.
4.40%, 05/15/42(a)	206	214,483
5.75%, 01/15/40	100	121,509
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	1,335	1,312,372
3.00%, 02/11/23	100	99,581
3.13%, 03/15/26 (Call 12/15/25)(a)	935	906,632
3.40%, 01/31/22	300	305,697
3.75%, 08/15/21(a)	350	360,069
4.50%, 02/11/43(a)	478	507,454
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	375	342,157
4.70%, 06/22/47 (Call 12/22/46)	235	206,144
Chubb Corp. (The), 6.50%, 05/15/38	200	262,722
Chubb INA Holdings Inc.
2.88%, 11/03/22 (Call 09/03/22)(a)	580	571,683
3.35%, 05/15/24	401	397,760
3.35%, 05/03/26 (Call 02/03/26)	25	24,486
4.35%, 11/03/45 (Call 05/03/45)	540	561,314
5.90%, 06/15/19	80	82,489
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	300	282,732
3.95%, 05/15/24 (Call 02/15/24)	250	250,712
4.50%, 03/01/26 (Call 12/01/25)	230	235,531
5.88%, 08/15/20	82	86,544
Fidelity National Financial Inc., 5.50%, 09/01/22	250	268,012
First American Financial Corp., 4.60%, 11/15/24	100	101,146
Hartford Financial Services Group Inc. (The)
4.30%, 04/15/43	54	52,502
5.13%, 04/15/22(a)	186	197,579
Security	Par(000)	Value
Insurance (continued)
Lincoln National Corp.
3.35%, 03/09/25	$ 65	$ 62,592
3.63%, 12/12/26 (Call 09/15/26)(a)	55	53,035
3.80%, 03/01/28 (Call 12/01/27)(a)	40	38,710
4.20%, 03/15/22	118	121,096
4.35%, 03/01/48 (Call 09/01/47)(a)	100	95,183
4.85%, 06/24/21	50	52,187
6.15%, 04/07/36	50	58,096
7.00%, 06/15/40	290	376,026
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	375	362,025
4.13%, 05/15/43 (Call 11/15/42)	25	23,704
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(c)(d)	200	192,104
4.15%, 03/04/26	475	478,182
4.90%, 09/17/20	355	367,801
5.38%, 03/04/46(a)	400	458,368
Markel Corp.
3.50%, 11/01/27 (Call 08/01/27)	95	89,843
4.30%, 11/01/47 (Call 05/01/47)	135	125,838
4.90%, 07/01/22(a)	100	104,936
Marsh & McLennan Companies Inc.
2.35%, 09/10/19 (Call 08/10/19)	155	154,022
2.75%, 01/30/22 (Call 12/30/21)	360	352,969
3.30%, 03/14/23 (Call 01/14/23)	305	302,041
3.50%, 03/10/25 (Call 12/10/24)(a)	436	428,374
4.80%, 07/15/21 (Call 04/15/21)	200	208,998
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	30	29,214
MetLife Inc.
3.05%, 12/15/22(a)	390	385,378
3.60%, 04/10/24	667	667,193
3.60%, 11/13/25 (Call 08/13/25)	185	183,117
4.05%, 03/01/45	365	347,035
4.13%, 08/13/42	225	216,477
4.60%, 05/13/46 (Call 11/13/45)(a)	435	449,481
4.72%, 12/15/44	295	309,983
4.75%, 02/08/21	286	297,311
4.88%, 11/13/43	175	187,016
5.70%, 06/15/35	30	34,822
5.88%, 02/06/41	300	359,118
6.38%, 06/15/34	250	306,532
6.40%, 12/15/66 (Call 12/15/31)	415	446,889
Series D, 4.37%, 09/15/23	320	333,235
Old Republic International Corp., 4.88%, 10/01/24 (Call 09/01/24)	200	208,242
Principal Financial Group Inc.
3.13%, 05/15/23	202	198,061
3.30%, 09/15/22	102	101,458
4.30%, 11/15/46 (Call 05/15/46)	40	39,072
6.05%, 10/15/36	132	158,985
Progressive Corp. (The)
3.70%, 01/26/45	120	111,606
3.75%, 08/23/21	350	356,387
4.13%, 04/15/47 (Call 10/15/46)	700	695,226
Prudential Financial Inc.
3.88%, 03/27/28 (Call 12/27/27)(a)	50	49,908
3.91%, 12/07/47 (Call 06/07/47)	720	666,050
3.94%, 12/07/49 (Call 06/07/49)	381	352,090
4.50%, 11/16/21	225	234,200
4.50%, 09/15/47 (Call 09/15/27)(c)(d)	50	46,767

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Insurance (continued)
5.20%, 03/15/44 (Call 03/15/24)(c)(d)	$ 870	$ 870,800
5.38%, 05/15/45 (Call 05/15/25)(c)(d)	346	347,277
5.63%, 06/15/43 (Call 06/15/23)(a)(c)(d)	220	228,906
5.70%, 12/14/36(a)	250	296,197
5.88%, 09/15/42 (Call 09/15/22)(a)(c)(d)	250	265,305
7.38%, 06/15/19	250	261,605
Series D, 6.63%, 12/01/37	250	323,362
Reinsurance Group of America Inc., 5.00%, 06/01/21	300	313,284
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	230	217,405
Transatlantic Holdings Inc., 8.00%, 11/30/39	100	137,412
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	450	420,790
3.90%, 11/01/20	180	183,897
4.00%, 05/30/47 (Call 11/30/46)	170	165,801
4.30%, 08/25/45 (Call 02/25/45)	50	51,230
4.60%, 08/01/43	60	64,273
5.35%, 11/01/40	75	88,399
5.90%, 06/02/19	120	123,839
6.25%, 06/15/37	371	472,287
Travelers Property Casualty Corp., 6.38%, 03/15/33	150	187,770
Unum Group, 4.00%, 03/15/24(a)	225	225,873
Voya Financial Inc.
3.13%, 07/15/24 (Call 05/15/24)	200	189,950
3.65%, 06/15/26	30	28,663
4.80%, 06/15/46	375	374,066
Willis North America Inc., 3.60%, 05/15/24 (Call 03/15/24)	25	24,289
WR Berkley Corp.
4.63%, 03/15/22	55	57,162
4.75%, 08/01/44	130	131,659
5.38%, 09/15/20	120	125,501
XLIT Ltd.
4.45%, 03/31/25	90	89,618
5.50%, 03/31/45	350	371,301
5.75%, 10/01/21	545	583,319
6.25%, 05/15/27	150	170,484
		37,966,133
Internet — 1.0%
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (Call 10/28/19)	430	427,407
2.80%, 06/06/23 (Call 05/06/23)	200	193,498
3.40%, 12/06/27 (Call 09/06/27)(a)	200	189,958
3.60%, 11/28/24 (Call 08/28/24)(a)	1,000	989,170
4.00%, 12/06/37 (Call 06/06/37)	250	236,860
4.20%, 12/06/47 (Call 06/06/47)	250	238,162
4.40%, 12/06/57 (Call 06/06/57)(a)	205	193,924
4.50%, 11/28/34 (Call 05/28/34)(a)	100	101,663
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	333	300,143
3.38%, 02/25/24	436	440,722
3.63%, 05/19/21(a)	615	630,523
Amazon.com Inc.
1.90%, 08/21/20(b)	540	529,616
2.40%, 02/22/23 (Call 01/22/23)(b)	870	839,298
2.50%, 11/29/22 (Call 08/29/22)	583	569,224
2.60%, 12/05/19 (Call 11/05/19)	250	250,307
2.80%, 08/22/24 (Call 06/22/24)(b)	435	421,319
3.15%, 08/22/27 (Call 05/22/27)(b)	657	635,122
3.30%, 12/05/21 (Call 10/05/21)(a)	190	192,379
3.80%, 12/05/24 (Call 09/05/24)(a)	425	436,381
Security	Par(000)	Value
Internet (continued)
3.88%, 08/22/37 (Call 02/22/37)(b)	$ 875	$ 874,160
4.05%, 08/22/47 (Call 02/22/47)(b)	500	499,915
4.25%, 08/22/57 (Call 02/22/57)(b)	335	336,883
4.80%, 12/05/34 (Call 06/05/34)	257	286,426
4.95%, 12/05/44 (Call 06/05/44)(a)	540	615,071
5.20%, 12/03/25 (Call 09/03/25)	445	493,750
Baidu Inc.
3.50%, 11/28/22	400	396,340
3.63%, 07/06/27(a)	600	573,714
3.88%, 09/29/23 (Call 08/29/23)	200	200,592
4.38%, 03/29/28 (Call 12/29/27)	200	201,544
eBay Inc.
2.20%, 08/01/19 (Call 07/01/19)	140	138,991
2.60%, 07/15/22 (Call 04/15/22)	490	474,109
2.75%, 01/30/23 (Call 12/30/22)	735	710,782
3.45%, 08/01/24 (Call 05/01/24)	220	216,040
3.60%, 06/05/27 (Call 03/05/27)	60	56,979
3.80%, 03/09/22 (Call 02/09/22)	60	60,840
4.00%, 07/15/42 (Call 01/15/42)	440	388,445
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)	125	114,472
4.50%, 08/15/24 (Call 05/15/24)	225	226,224
5.95%, 08/15/20	257	270,729
		14,951,682
Iron & Steel — 0.2%
Nucor Corp., 6.40%, 12/01/37	250	318,237
Vale Overseas Ltd.
4.38%, 01/11/22	214	215,076
6.25%, 08/10/26	750	812,925
6.88%, 11/21/36	565	635,557
6.88%, 11/10/39	225	255,875
8.25%, 01/17/34	50	62,707
Vale SA, 5.63%, 09/11/42(a)	572	574,666
		2,875,043
Leisure Time — 0.1%
Carnival Corp., 3.95%, 10/15/20	420	429,072
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)(a)	50	48,891
4.63%, 07/28/45 (Call 01/28/45)	150	147,398
Royal Caribbean Cruises Ltd., 3.70%, 03/15/28 (Call 12/15/27)	130	122,417
		747,778
Lodging — 0.1%
Hyatt Hotels Corp., 3.38%, 07/15/23 (Call 04/15/23)(a)	95	94,091
Marriott International Inc./MD
2.30%, 01/15/22 (Call 12/15/21)	50	48,082
2.88%, 03/01/21 (Call 02/01/21)(a)	155	153,408
3.25%, 09/15/22 (Call 06/15/22)	202	199,584
3.75%, 03/15/25 (Call 12/15/24)	485	479,447
Series N, 3.13%, 10/15/21 (Call 07/15/21)	100	99,150
Series R, 3.13%, 06/15/26 (Call 03/15/26)	90	84,014
Wyndham Worldwide Corp.
4.25%, 03/01/22 (Call 12/01/21)(a)	200	199,722
5.10%, 10/01/25 (Call 07/01/25)(a)	210	217,285
		1,574,783
Machinery — 0.8%
ABB Finance USA Inc.
2.88%, 05/08/22(a)	356	352,575
3.38%, 04/03/23 (Call 03/03/23)	250	250,432

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Machinery (continued)
3.80%, 04/03/28 (Call 01/03/28)	$ 225	$ 228,195
4.38%, 05/08/42	100	102,112
Caterpillar Financial Services Corp.
1.70%, 08/09/21	135	129,410
1.93%, 10/01/21	170	163,618
2.00%, 03/05/20	30	29,593
2.10%, 06/09/19	195	194,021
2.10%, 01/10/20(a)	250	247,575
2.25%, 12/01/19	265	263,113
2.40%, 06/06/22	460	446,706
2.40%, 08/09/26	250	229,435
2.55%, 11/29/22	140	135,972
2.90%, 03/15/21	250	249,155
2.95%, 05/15/20	250	250,187
3.25%, 12/01/24(a)	300	296,700
3.30%, 06/09/24(a)	325	323,089
3.45%, 05/15/23	250	251,220
Caterpillar Inc.
3.40%, 05/15/24 (Call 02/15/24)(a)	405	405,769
3.80%, 08/15/42	395	383,541
3.90%, 05/27/21	299	307,387
4.30%, 05/15/44 (Call 11/15/43)	75	78,817
4.75%, 05/15/64 (Call 11/15/63)(a)	250	267,492
5.20%, 05/27/41	425	497,722
5.30%, 09/15/35	200	234,336
CNH Industrial Capital LLC
4.38%, 11/06/20(a)	100	102,030
4.88%, 04/01/21	25	25,800
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)(a)	100	94,520
4.50%, 08/15/23	75	76,412
Cummins Inc.
3.65%, 10/01/23 (Call 07/01/23)	100	102,453
4.88%, 10/01/43 (Call 04/01/43)	100	111,834
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	616	603,329
3.90%, 06/09/42 (Call 12/09/41)	140	139,362
4.38%, 10/16/19	80	81,705
5.38%, 10/16/29	246	281,977
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	250	248,950
John Deere Capital Corp.
1.25%, 10/09/19	250	245,195
2.05%, 03/10/20	400	394,904
2.15%, 09/08/22	300	287,529
2.20%, 03/13/20	150	148,418
2.30%, 09/16/19	280	278,788
2.38%, 07/14/20	190	188,049
2.55%, 01/08/21(a)	300	297,267
2.65%, 06/24/24	85	81,507
2.65%, 06/10/26	250	233,710
2.75%, 03/15/22	300	295,407
2.80%, 03/04/21(a)	20	19,900
2.80%, 01/27/23(a)	122	119,555
2.80%, 03/06/23	290	284,206
2.80%, 09/08/27(a)	270	252,909
3.15%, 10/15/21	70	70,259
3.35%, 06/12/24	345	343,975
Series 0014, 2.45%, 09/11/20(a)	250	247,572
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	80	76,454
Security	Par(000)	Value
Machinery (continued)
Roper Technologies Inc.
3.13%, 11/15/22 (Call 08/15/22)	$ 150	$ 148,044
3.80%, 12/15/26 (Call 09/15/26)	230	225,819
Wabtec Corp./DE, 3.45%, 11/15/26 (Call 08/15/26)	275	255,156
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)	20	19,084
		12,700,251
Manufacturing — 1.1%
3M Co.
1.63%, 06/15/19	50	49,549
1.63%, 09/19/21 (Call 08/19/21)	50	48,102
2.00%, 08/07/20(a)	150	147,923
2.00%, 06/26/22	825	796,521
2.25%, 03/15/23 (Call 02/15/23)	250	241,623
2.25%, 09/19/26 (Call 06/19/26)	250	227,588
2.88%, 10/15/27 (Call 07/15/27)	300	285,171
3.13%, 09/19/46 (Call 03/19/46)	125	108,591
3.63%, 10/15/47 (Call 04/15/47)	80	76,418
5.70%, 03/15/37	390	480,944
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)(a)	90	87,035
3.75%, 11/15/22 (Call 08/15/22)	202	202,968
3.75%, 12/01/27 (Call 09/01/27)	250	238,798
Dover Corp.
5.38%, 10/15/35	85	96,691
5.38%, 03/01/41 (Call 12/01/40)	157	180,398
Eaton Corp.
2.75%, 11/02/22	617	601,723
3.10%, 09/15/27 (Call 06/15/27)(a)	40	37,384
3.92%, 09/15/47 (Call 03/15/47)	100	93,396
4.00%, 11/02/32	258	256,604
4.15%, 11/02/42	315	308,489
General Electric Co.
2.20%, 01/09/20 (Call 12/09/19)	600	594,366
2.70%, 10/09/22(a)	895	870,164
3.10%, 01/09/23	589	580,713
3.15%, 09/07/22	256	252,974
3.38%, 03/11/24(a)	170	167,168
3.45%, 05/15/24 (Call 02/13/24)	379	372,966
4.13%, 10/09/42	481	442,539
4.50%, 03/11/44(a)	804	780,917
4.63%, 01/07/21	135	139,834
4.65%, 10/17/21	575	600,311
5.30%, 02/11/21(a)	720	755,870
5.50%, 01/08/20	400	415,892
5.88%, 01/14/38	438	500,735
6.00%, 08/07/19	135	140,138
6.15%, 08/07/37	246	288,799
6.88%, 01/10/39	604	770,565
Series A, 6.75%, 03/15/32	740	914,899
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	465	432,143
3.38%, 09/15/21 (Call 06/15/21)	100	100,842
3.50%, 03/01/24 (Call 12/01/23)	100	101,206
3.90%, 09/01/42 (Call 03/01/42)	425	422,934
4.88%, 09/15/41 (Call 03/15/41)	150	170,250
Ingersoll-Rand Global Holding Co. Ltd.
2.90%, 02/21/21	500	496,925
3.75%, 08/21/28 (Call 05/21/28)	275	269,538
5.75%, 06/15/43	50	58,430

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Manufacturing (continued)
Ingersoll-Rand Luxembourg Finance SA
2.63%, 05/01/20 (Call 04/01/20)	$ 250	$ 248,068
3.55%, 11/01/24 (Call 08/01/24)	19	18,830
4.65%, 11/01/44 (Call 05/01/44)	190	194,982
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	355	344,417
3.30%, 11/21/24 (Call 08/21/24)	350	346,573
4.10%, 03/01/47 (Call 09/01/46)	375	375,157
4.20%, 11/21/34 (Call 05/21/34)	80	82,287
Series A, 6.25%, 05/15/38	100	127,955
Textron Inc.
3.65%, 03/15/27 (Call 12/15/26)	50	48,016
3.88%, 03/01/25 (Call 12/01/24)	205	203,438
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	175	169,845
		17,366,602
Media — 2.9%
21st Century Fox America Inc.
3.00%, 09/15/22	410	402,821
3.38%, 11/15/26 (Call 08/15/26)(a)	450	435,933
3.70%, 09/15/24 (Call 06/15/24)	320	320,355
3.70%, 10/15/25 (Call 07/15/25)	30	29,837
4.50%, 02/15/21	515	532,850
4.75%, 11/15/46 (Call 05/15/46)	350	370,079
6.15%, 02/15/41	837	1,021,249
6.40%, 12/15/35	35	43,270
6.65%, 11/15/37	363	462,074
6.90%, 08/15/39	150	196,421
7.75%, 12/01/45	175	261,445
7.85%, 03/01/39(a)	150	213,156
8.15%, 10/17/36	100	142,995
CBS Corp.
2.50%, 02/15/23 (Call 01/15/23)	25	23,598
2.90%, 01/15/27 (Call 10/15/26)	200	178,318
3.38%, 03/01/22 (Call 12/01/21)	450	445,968
3.50%, 01/15/25 (Call 10/15/24)	50	47,838
3.70%, 08/15/24 (Call 05/15/24)	200	195,574
4.00%, 01/15/26 (Call 10/15/25)	197	192,940
4.60%, 01/15/45 (Call 07/15/44)	105	98,422
4.85%, 07/01/42 (Call 01/01/42)	116	111,708
4.90%, 08/15/44 (Call 02/15/44)	242	234,268
5.50%, 05/15/33	75	79,246
7.88%, 07/30/30	495	621,982
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%, 07/23/20 (Call 06/23/20)	410	410,775
3.75%, 02/15/28 (Call 11/15/27)	500	455,105
4.46%, 07/23/22 (Call 05/23/22)	360	367,196
4.91%, 07/23/25 (Call 04/23/25)	1,095	1,117,338
5.38%, 05/01/47 (Call 11/01/46)	250	232,683
6.38%, 10/23/35 (Call 04/23/35)	864	922,337
6.48%, 10/23/45 (Call 04/23/45)	1,115	1,188,936
6.83%, 10/23/55 (Call 04/23/55)	415	454,591
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	200	248,410
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)(a)	996	876,171
2.75%, 03/01/23 (Call 02/01/23)(a)	450	435,114
2.85%, 01/15/23	400	389,220
3.00%, 02/01/24 (Call 01/01/24)	119	114,808
3.13%, 07/15/22	400	394,944
Security	Par(000)	Value
Media (continued)
3.15%, 03/01/26 (Call 12/01/25)(a)	$ 570	$ 537,772
3.20%, 07/15/36 (Call 01/15/36)	359	303,911
3.38%, 02/15/25 (Call 11/15/24)	440	427,341
3.38%, 08/15/25 (Call 05/15/25)	295	285,103
3.40%, 07/15/46 (Call 01/15/46)	408	331,990
3.55%, 05/01/28 (Call 02/01/28)(a)	100	95,776
3.60%, 03/01/24	170	169,339
3.97%, 11/01/47 (Call 05/01/47)	406	358,559
4.00%, 08/15/47 (Call 02/15/47)(a)	300	267,474
4.00%, 11/01/49 (Call 05/01/49)	590	520,280
4.05%, 11/01/52 (Call 05/01/52)	340	299,673
4.20%, 08/15/34 (Call 02/15/34)	1,007	972,118
4.25%, 01/15/33	330	325,149
4.40%, 08/15/35 (Call 02/15/35)	435	426,883
4.60%, 08/15/45 (Call 02/15/45)	936	914,425
4.65%, 07/15/42	409	403,765
4.75%, 03/01/44	505	501,566
5.15%, 03/01/20	750	777,667
5.65%, 06/15/35	350	393,274
5.70%, 07/01/19	242	249,713
6.45%, 03/15/37	25	30,385
6.50%, 11/15/35	25	30,257
7.05%, 03/15/33	300	381,147
Discovery Communications LLC
2.20%, 09/20/19	95	94,102
2.75%, 11/15/19 (Call 10/15/19)(b)	440	437,870
3.30%, 05/15/22	200	197,388
3.50%, 06/15/22 (Call 04/15/22)(b)	200	198,766
3.95%, 03/20/28 (Call 12/20/27)(a)	340	321,844
4.38%, 06/15/21	200	205,280
4.88%, 04/01/43	539	501,221
4.90%, 03/11/26 (Call 12/11/25)(a)	120	122,480
5.05%, 06/01/20	100	103,563
5.20%, 09/20/47 (Call 03/20/47)	700	677,166
6.35%, 06/01/40	235	257,243
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/29/25)	200	201,558
6.13%, 01/31/46 (Call 07/31/45)(a)	400	419,824
6.63%, 03/18/25(a)	315	355,062
6.63%, 01/15/40	125	139,041
NBCUniversal Media LLC
2.88%, 01/15/23(a)	207	201,467
4.38%, 04/01/21	462	477,010
4.45%, 01/15/43	105	100,777
5.15%, 04/30/20	633	657,909
5.95%, 04/01/41	270	313,429
RELX Capital Inc., 3.13%, 10/15/22 (Call 07/15/22)	350	343,364
TCI Communications Inc., 7.13%, 02/15/28	350	429,268
Thomson Reuters Corp.
3.85%, 09/29/24 (Call 06/29/24)	380	375,702
3.95%, 09/30/21 (Call 06/30/21)	300	303,798
5.65%, 11/23/43 (Call 05/23/43)	370	407,048
5.85%, 04/15/40(a)	70	78,419
Time Warner Cable LLC
4.00%, 09/01/21 (Call 06/01/21)	250	251,700
4.50%, 09/15/42 (Call 03/15/42)	289	245,760
5.00%, 02/01/20	700	717,843
5.50%, 09/01/41 (Call 03/01/41)	757	734,638
5.88%, 11/15/40 (Call 05/15/40)	190	191,283
6.55%, 05/01/37	410	447,523

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Media (continued)
6.75%, 06/15/39	$ 523	$ 583,051
7.30%, 07/01/38	360	423,403
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	475	559,811
Time Warner Inc.
2.10%, 06/01/19	225	223,241
2.95%, 07/15/26 (Call 04/15/26)	90	82,277
3.40%, 06/15/22	450	448,285
3.55%, 06/01/24 (Call 03/01/24)	75	73,302
3.60%, 07/15/25 (Call 04/15/25)	760	734,380
3.80%, 02/15/27 (Call 11/15/26)	325	314,382
4.65%, 06/01/44 (Call 12/01/43)	171	161,174
4.70%, 01/15/21	25	25,871
4.75%, 03/29/21(a)	375	389,662
4.85%, 07/15/45 (Call 01/15/45)	185	179,844
4.88%, 03/15/20	80	82,598
4.90%, 06/15/42	490	477,015
5.35%, 12/15/43	300	309,771
6.10%, 07/15/40	300	339,168
6.25%, 03/29/41(a)	58	66,582
Viacom Inc.
3.88%, 12/15/21	350	351,519
3.88%, 04/01/24 (Call 01/01/24)	80	77,984
4.25%, 09/01/23 (Call 06/01/23)	25	25,135
4.38%, 03/15/43(a)	455	390,809
4.50%, 03/01/21	200	204,662
5.85%, 09/01/43 (Call 03/01/43)	340	350,363
6.88%, 04/30/36	260	290,774
Walt Disney Co. (The)
1.85%, 07/30/26	415	365,428
2.15%, 09/17/20	420	413,687
2.35%, 12/01/22	225	217,625
2.45%, 03/04/22	350	342,664
2.55%, 02/15/22	280	275,156
2.75%, 08/16/21	300	297,978
2.95%, 06/15/27(a)	250	238,128
3.00%, 02/13/26(a)	400	386,788
3.00%, 07/30/46	80	65,844
3.15%, 09/17/25	335	329,064
3.70%, 12/01/42	100	93,378
4.13%, 06/01/44(a)	425	424,235
4.38%, 08/16/41	200	209,068
7.00%, 03/01/32	175	233,812
Series E, 4.13%, 12/01/41	100	99,887
		44,940,693
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
2.25%, 06/15/20 (Call 05/15/20)	250	247,427
2.50%, 01/15/23 (Call 10/15/22)(a)	250	242,690
3.25%, 06/15/25 (Call 03/15/25)	420	411,747
3.90%, 01/15/43 (Call 07/15/42)	130	127,143
		1,029,007
Mining — 0.6%
Barrick Gold Corp.
3.85%, 04/01/22	135	137,475
5.25%, 04/01/42	250	267,842
6.45%, 10/15/35	180	218,921
Barrick North America Finance LLC
4.40%, 05/30/21(a)	450	466,461
5.70%, 05/30/41	457	513,951
Security	Par(000)	Value
Mining (continued)
5.75%, 05/01/43	$ 350	$ 401,877
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	75	86,489
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	515	510,416
4.13%, 02/24/42	500	504,030
5.00%, 09/30/43	629	716,639
Goldcorp Inc.
3.70%, 03/15/23 (Call 12/15/22)	830	819,874
5.45%, 06/09/44 (Call 12/09/43)	100	106,933
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)(b)	200	184,694
5.95%, 03/15/24 (Call 12/15/23)	200	209,284
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	140	139,436
4.88%, 03/15/42 (Call 09/15/41)	175	179,692
5.88%, 04/01/35(a)	100	115,845
6.25%, 10/01/39	588	697,680
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	656	664,968
5.20%, 11/02/40(a)	511	586,746
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	241	240,463
Southern Copper Corp.
3.50%, 11/08/22	65	64,225
3.88%, 04/23/25	350	347,063
5.25%, 11/08/42	500	502,960
6.75%, 04/16/40	175	205,691
7.50%, 07/27/35	500	619,020
Yamana Gold Inc., 4.63%, 12/15/27 (Call 09/15/27)(a)(b)	100	96,519
		9,605,194
Office & Business Equipment — 0.0%
Xerox Corp.
3.63%, 03/15/23 (Call 02/15/23)	150	145,046
3.80%, 05/15/24(a)	330	322,258
4.50%, 05/15/21(a)	50	50,801
6.75%, 12/15/39(a)	100	102,786
		620,891
Oil & Gas — 5.8%
Anadarko Petroleum Corp.
3.45%, 07/15/24 (Call 04/15/24)	330	320,621
4.85%, 03/15/21 (Call 02/15/21)	565	585,131
5.55%, 03/15/26 (Call 12/15/25)(a)	357	387,106
6.20%, 03/15/40	446	518,413
6.45%, 09/15/36	456	541,792
6.60%, 03/15/46 (Call 09/15/45)	503	627,442
Andeavor
4.50%, 04/01/48 (Call 10/01/47)	95	89,216
4.75%, 12/15/23 (Call 10/15/23)	375	391,972
5.13%, 12/15/26 (Call 09/15/26)	300	317,211
Apache Corp.
2.63%, 01/15/23 (Call 10/15/22)	206	197,101
3.25%, 04/15/22 (Call 01/15/22)	460	454,876
3.63%, 02/01/21 (Call 11/01/20)	25	25,182
4.25%, 01/15/44 (Call 07/15/43)	380	350,052
4.75%, 04/15/43 (Call 10/15/42)	793	779,115
5.10%, 09/01/40 (Call 03/01/40)	210	213,759
6.00%, 01/15/37	261	293,729

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
BP Capital Markets PLC
2.11%, 09/16/21 (Call 08/16/21)	$ 545	$ 528,830
2.32%, 02/13/20	310	307,380
2.50%, 11/06/22	320	310,019
2.52%, 01/15/20	250	249,023
2.52%, 09/19/22 (Call 08/19/22)	325	315,510
2.75%, 05/10/23	553	537,743
3.02%, 01/16/27 (Call 10/16/26)	259	246,495
3.06%, 03/17/22	330	328,911
3.12%, 05/04/26 (Call 02/04/26)	303	291,998
3.22%, 11/28/23 (Call 09/28/23)	251	248,631
3.22%, 04/14/24 (Call 02/14/24)	350	344,984
3.25%, 05/06/22(a)	50	50,041
3.51%, 03/17/25(a)	330	329,554
3.54%, 11/04/24	300	300,213
3.56%, 11/01/21	480	488,093
3.59%, 04/14/27 (Call 01/14/27)(a)	550	546,947
3.72%, 11/28/28 (Call 08/28/28)(a)	430	431,428
3.81%, 02/10/24	5	5,085
3.99%, 09/26/23	250	257,303
4.50%, 10/01/20	345	357,316
4.74%, 03/11/21(a)	250	261,790
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	120	116,528
3.45%, 11/15/21 (Call 08/15/21)	440	440,656
3.85%, 06/01/27 (Call 03/01/27)(a)	573	562,623
3.90%, 02/01/25 (Call 11/01/24)	300	298,038
4.95%, 06/01/47 (Call 12/01/46)(a)	60	63,442
6.25%, 03/15/38(a)	451	544,758
6.45%, 06/30/33	100	119,359
6.50%, 02/15/37	175	214,496
6.75%, 02/01/39	110	138,936
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	325	312,156
4.25%, 04/15/27 (Call 01/15/27)(a)	545	525,996
4.45%, 09/15/42 (Call 03/15/42)	25	21,907
5.25%, 06/15/37 (Call 12/15/36)(a)	275	273,333
5.40%, 06/15/47 (Call 12/15/46)	450	448,209
5.70%, 10/15/19	225	231,536
6.75%, 11/15/39	340	383,853
Chevron Corp.
1.96%, 03/03/20 (Call 02/03/20)	350	345,852
2.10%, 05/16/21 (Call 04/15/21)	420	410,890
2.19%, 11/15/19 (Call 10/15/19)	600	596,208
2.36%, 12/05/22 (Call 09/05/22)	465	450,427
2.41%, 03/03/22 (Call 01/03/22)	775	758,965
2.42%, 11/17/20 (Call 10/17/20)	650	644,442
2.50%, 03/03/22 (Call 02/03/22)(a)	315	309,453
2.57%, 05/16/23 (Call 03/16/23)(a)	6	5,827
2.90%, 03/03/24 (Call 01/03/24)	539	528,247
2.95%, 05/16/26 (Call 02/16/26)(a)	272	261,762
3.19%, 06/24/23 (Call 03/24/23)(a)	185	184,819
3.33%, 11/17/25 (Call 08/17/25)	45	44,619
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)(a)	505	494,350
4.38%, 06/01/24 (Call 03/01/24)(a)	245	250,735
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	620	601,115
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	900	875,322
Security	Par(000)	Value
Oil & Gas (continued)
CNOOC Nexen Finance 2014 ULC
4.25%, 04/30/24	$ 200	$ 204,288
4.88%, 04/30/44	210	223,083
Concho Resources Inc.
3.75%, 10/01/27 (Call 07/01/27)(a)	463	448,133
4.88%, 10/01/47 (Call 04/01/47)	150	154,835
Conoco Funding Co., 7.25%, 10/15/31	300	392,385
ConocoPhillips, 6.50%, 02/01/39	997	1,296,898
ConocoPhillips Canada Funding Co. I, 5.95%, 10/15/36	25	30,654
ConocoPhillips Co.
2.40%, 12/15/22 (Call 09/15/22)	495	482,001
3.35%, 11/15/24 (Call 08/15/24)	526	526,352
4.15%, 11/15/34 (Call 05/15/34)	36	36,693
4.95%, 03/15/26 (Call 12/15/25)	952	1,026,094
5.95%, 03/15/46 (Call 09/15/45)	300	381,591
ConocoPhillips Holding Co., 6.95%, 04/15/29	25	31,331
Continental Resources Inc/OK, 4.38%, 01/15/28 (Call 10/15/27)	250	249,420
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	410	405,609
4.75%, 05/15/42 (Call 11/15/41)	696	704,108
5.00%, 06/15/45 (Call 12/15/44)	300	316,020
5.60%, 07/15/41 (Call 01/15/41)	225	252,342
Ecopetrol SA
4.13%, 01/16/25	125	120,188
5.38%, 06/26/26 (Call 03/26/26)	1,105	1,132,625
5.88%, 09/18/23	540	572,886
5.88%, 05/28/45	565	541,705
7.63%, 07/23/19	450	469,944
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	200	201,566
6.50%, 08/15/34	220	262,570
6.50%, 02/01/38	200	242,116
7.38%, 11/01/31	300	374,061
EOG Resources Inc.
2.45%, 04/01/20 (Call 03/01/20)(a)	150	148,662
2.63%, 03/15/23 (Call 12/15/22)	223	214,740
3.15%, 04/01/25 (Call 01/01/25)	75	72,317
3.90%, 04/01/35 (Call 10/01/34)	261	255,587
4.10%, 02/01/21	520	532,256
4.15%, 01/15/26 (Call 10/15/25)(a)	160	163,851
5.63%, 06/01/19	180	184,666
EQT Corp.
2.50%, 10/01/20 (Call 09/01/20)(a)	335	327,851
3.00%, 10/01/22 (Call 09/01/22)	150	145,269
3.90%, 10/01/27 (Call 07/01/27)	105	100,065
4.88%, 11/15/21	202	209,417
8.13%, 06/01/19	50	52,401
Equinor ASA
2.45%, 01/17/23	1,172	1,132,644
2.65%, 01/15/24	110	106,179
2.90%, 11/08/20	250	250,578
3.15%, 01/23/22	300	300,231
3.25%, 11/10/24	825	820,372
3.70%, 03/01/24	100	101,922
3.95%, 05/15/43	395	389,340
4.80%, 11/08/43	185	206,046
5.10%, 08/17/40	150	171,549
7.25%, 09/23/27	250	315,412

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
Exxon Mobil Corp.
1.91%, 03/06/20 (Call 02/06/20)	$ 380	$ 375,512
2.22%, 03/01/21 (Call 02/01/21)	575	566,415
2.40%, 03/06/22 (Call 01/06/22)	326	319,966
2.71%, 03/06/25 (Call 12/06/24)	1,210	1,164,165
2.73%, 03/01/23 (Call 01/01/23)	395	388,727
3.04%, 03/01/26 (Call 12/01/25)(a)	620	603,415
3.18%, 03/15/24 (Call 12/15/23)	350	349,436
3.57%, 03/06/45 (Call 09/06/44)(a)	219	205,464
4.11%, 03/01/46 (Call 09/01/45)(a)	492	505,387
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	415	396,603
4.30%, 04/01/27 (Call 01/01/27)	315	306,958
5.60%, 02/15/41	368	376,769
5.80%, 04/01/47 (Call 10/01/46)(a)	100	105,492
6.00%, 01/15/40	145	151,729
7.13%, 03/15/33	37	43,510
7.30%, 08/15/31	444	525,869
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)(a)	20	21,626
Husky Energy Inc.
3.95%, 04/15/22 (Call 01/15/22)	309	313,731
4.00%, 04/15/24 (Call 01/15/24)	100	100,744
6.80%, 09/15/37	50	62,846
7.25%, 12/15/19	325	344,919
Kerr-McGee Corp., 6.95%, 07/01/24	150	172,982
Marathon Oil Corp.
2.70%, 06/01/20 (Call 05/01/20)	160	158,314
2.80%, 11/01/22 (Call 08/01/22)	506	486,797
3.85%, 06/01/25 (Call 03/01/25)	630	620,644
4.40%, 07/15/27 (Call 04/15/27)(a)	350	355,351
5.20%, 06/01/45 (Call 12/01/44)(a)	75	80,510
6.60%, 10/01/37	200	244,344
Marathon Petroleum Corp.
3.40%, 12/15/20 (Call 11/15/20)	345	346,856
4.75%, 09/15/44 (Call 03/15/44)	120	118,961
5.00%, 09/15/54 (Call 03/15/54)	204	199,137
5.13%, 03/01/21	389	407,540
6.50%, 03/01/41 (Call 09/01/40)	240	290,362
Nexen Energy ULC
5.88%, 03/10/35	260	303,794
6.20%, 07/30/19	125	128,816
6.40%, 05/15/37	87	107,656
7.50%, 07/30/39	342	477,682
7.88%, 03/15/32	100	135,710
Noble Energy Inc.
3.85%, 01/15/28 (Call 10/15/27)(a)	400	389,056
3.90%, 11/15/24 (Call 08/15/24)	150	149,976
4.15%, 12/15/21 (Call 09/15/21)	92	93,912
4.95%, 08/15/47 (Call 02/15/47)(a)	70	72,710
5.05%, 11/15/44 (Call 05/15/44)	600	626,832
6.00%, 03/01/41 (Call 09/01/40)	225	257,056
Occidental Petroleum Corp.
2.60%, 04/15/22 (Call 03/15/22)(a)	375	367,789
2.70%, 02/15/23 (Call 11/15/22)	397	387,079
3.00%, 02/15/27 (Call 11/15/26)	350	332,458
3.13%, 02/15/22 (Call 11/15/21)	187	187,094
3.40%, 04/15/26 (Call 01/15/26)	1,000	983,250
4.10%, 02/15/47 (Call 08/15/46)	158	156,542
4.40%, 04/15/46 (Call 10/15/45)	411	423,651
4.63%, 06/15/45 (Call 12/15/44)	190	201,537
Security	Par(000)	Value
Oil & Gas (continued)
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	$ 150	$ 142,988
Petro-Canada
6.80%, 05/15/38	115	150,977
9.25%, 10/15/21	75	88,956
Petroleos Mexicanos
3.50%, 01/30/23	665	624,136
4.25%, 01/15/25	550	512,743
4.50%, 01/23/26	550	511,962
4.63%, 09/21/23(a)	900	884,277
4.88%, 01/24/22	510	513,223
4.88%, 01/18/24	385	376,676
5.35%, 02/12/28(b)	56	52,623
5.38%, 03/13/22(a)	260	268,073
5.50%, 01/21/21	1,200	1,233,492
5.50%, 06/27/44	148	123,312
5.63%, 01/23/46	190	160,430
6.00%, 03/05/20	382	395,985
6.35%, 02/12/48(b)	750	683,400
6.38%, 02/04/21	440	460,240
6.38%, 01/23/45	1,525	1,383,937
6.50%, 03/13/27(b)	25	25,372
6.50%, 03/13/27	885	898,169
6.50%, 06/02/41	400	371,984
6.63%, 06/15/35	320	309,971
6.63%, 06/15/38	50	47,700
6.75%, 09/21/47	2,045	1,929,437
6.88%, 08/04/26	1,450	1,527,604
Phillips 66
4.30%, 04/01/22	183	189,617
4.65%, 11/15/34 (Call 05/15/34)	150	156,011
4.88%, 11/15/44 (Call 05/15/44)	578	613,455
5.88%, 05/01/42	283	336,357
Pioneer Natural Resources Co.
3.45%, 01/15/21 (Call 12/15/20)	324	325,938
3.95%, 07/15/22 (Call 04/15/22)	270	274,274
Shell International Finance BV
1.38%, 09/12/19(a)	250	246,168
1.75%, 09/12/21	560	539,078
1.88%, 05/10/21	840	814,649
2.13%, 05/11/20(a)	575	568,405
2.25%, 11/10/20(a)	420	414,662
2.25%, 01/06/23	300	288,009
2.38%, 08/21/22	255	247,722
2.50%, 09/12/26	1,050	974,253
2.88%, 05/10/26(a)	300	285,966
3.25%, 05/11/25	915	900,406
3.75%, 09/12/46(a)	275	261,629
4.00%, 05/10/46	665	652,199
4.13%, 05/11/35	470	480,608
4.30%, 09/22/19	300	306,711
4.38%, 03/25/20	465	478,015
4.38%, 05/11/45	310	322,558
4.55%, 08/12/43	605	641,844
5.50%, 03/25/40	250	297,362
6.38%, 12/15/38	590	774,788
Suncor Energy Inc.
3.60%, 12/01/24 (Call 09/01/24)	400	397,128
4.00%, 11/15/47 (Call 05/15/47)(a)	350	337,725
6.50%, 06/15/38(a)	510	652,805

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Oil & Gas (continued)
6.85%, 06/01/39	$ 137	$ 182,081
Total Capital Canada Ltd., 2.75%, 07/15/23	950	923,447
Total Capital International SA
2.70%, 01/25/23	385	375,806
2.88%, 02/17/22	40	39,703
3.70%, 01/15/24	25	25,373
3.75%, 04/10/24(a)	300	305,103
Total Capital SA
4.25%, 12/15/21	500	519,360
4.45%, 06/24/20	225	232,261
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)	624	597,823
4.90%, 03/15/45(a)	225	236,072
6.13%, 02/01/20	250	262,055
6.63%, 06/15/37	190	236,244
7.50%, 04/15/32	235	304,219
		88,758,961
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC, 5.13%, 09/15/40	385	414,653
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	50	45,781
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)	102	102,571
3.50%, 08/01/23 (Call 05/01/23)	119	119,240
3.80%, 11/15/25 (Call 08/15/25)(a)	183	182,799
4.50%, 11/15/41 (Call 05/15/41)	160	160,430
4.75%, 08/01/43 (Call 02/01/43)	355	369,097
4.85%, 11/15/35 (Call 05/15/35)	795	838,693
5.00%, 11/15/45 (Call 05/15/45)	476	515,294
6.70%, 09/15/38	25	31,735
7.45%, 09/15/39	329	449,111
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	468	445,517
3.95%, 12/01/42 (Call 06/01/42)	192	167,472
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)(a)	310	313,999
		4,156,392
Packaging & Containers — 0.1%
Bemis Co. Inc., 4.50%, 10/15/21 (Call 07/15/21)	50	51,551
Packaging Corp. of America
3.65%, 09/15/24 (Call 06/15/24)	140	138,376
4.50%, 11/01/23 (Call 08/01/23)	280	291,536
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	132	151,224
WestRock Co.
3.00%, 09/15/24 (Call 07/15/24)(b)	100	95,154
3.38%, 09/15/27 (Call 06/15/27)(b)	75	70,726
WestRock RKT Co., 4.90%, 03/01/22	70	73,391
		871,958
Pharmaceuticals — 4.7%
AbbVie Inc.
2.30%, 05/14/21 (Call 04/14/21)	280	273,087
2.50%, 05/14/20 (Call 04/14/20)	565	559,830
2.85%, 05/14/23 (Call 03/14/23)	300	290,523
2.90%, 11/06/22	975	953,131
3.20%, 11/06/22 (Call 09/06/22)	485	479,670
3.20%, 05/14/26 (Call 02/14/26)	945	889,538
3.60%, 05/14/25 (Call 02/14/25)	965	941,300
4.30%, 05/14/36 (Call 11/14/35)	450	436,864
4.40%, 11/06/42	470	452,201
Security	Par(000)	Value
Pharmaceuticals (continued)
4.45%, 05/14/46 (Call 11/14/45)	$ 780	$ 752,193
4.50%, 05/14/35 (Call 11/14/34)	590	587,947
4.70%, 05/14/45 (Call 11/14/44)	800	807,088
Allergan Finance LLC, 3.25%, 10/01/22 (Call 07/01/22)	414	403,584
Allergan Funding SCS
3.00%, 03/12/20 (Call 02/12/20)	1,250	1,243,750
3.45%, 03/15/22 (Call 01/15/22)	598	589,526
3.80%, 03/15/25 (Call 12/15/24)(a)	747	726,652
4.55%, 03/15/35 (Call 09/15/34)	940	902,080
4.75%, 03/15/45 (Call 09/15/44)	451	434,602
4.85%, 06/15/44 (Call 12/15/43)	457	442,801
Allergan Inc./U.S.
2.80%, 03/15/23 (Call 12/15/22)	645	612,298
3.38%, 09/15/20	250	250,328
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	250	239,283
3.40%, 05/15/24 (Call 02/15/24)	25	24,461
3.45%, 12/15/27 (Call 09/15/27)	130	121,806
3.50%, 11/15/21 (Call 08/15/21)(a)	495	497,356
4.25%, 03/01/45 (Call 09/01/44)	130	119,252
4.30%, 12/15/47 (Call 06/15/47)	100	91,563
AstraZeneca PLC
1.95%, 09/18/19	145	143,492
2.38%, 11/16/20	1,395	1,372,959
3.38%, 11/16/25	730	712,487
4.00%, 09/18/42	526	501,851
4.38%, 11/16/45(a)	231	231,924
6.45%, 09/15/37	644	813,520
Bristol-Myers Squibb Co.
2.00%, 08/01/22(a)	220	211,358
3.25%, 02/27/27(a)	555	540,831
4.50%, 03/01/44 (Call 09/01/43)	275	296,808
Cardinal Health Inc.
1.95%, 06/14/19(a)	200	198,246
2.40%, 11/15/19	225	222,921
2.62%, 06/15/22 (Call 05/15/22)	520	500,874
3.08%, 06/15/24 (Call 04/15/24)	500	473,770
3.41%, 06/15/27 (Call 03/15/27)(a)	100	92,611
3.75%, 09/15/25 (Call 06/15/25)	150	146,106
4.37%, 06/15/47 (Call 12/15/46)(a)	395	357,898
4.50%, 11/15/44 (Call 05/15/44)	200	185,664
4.60%, 03/15/43	155	145,430
4.63%, 12/15/20	100	103,184
CVS Health Corp.
2.13%, 06/01/21 (Call 05/01/21)	610	589,205
2.25%, 08/12/19 (Call 07/12/19)	320	317,750
2.75%, 12/01/22 (Call 09/01/22)	40	38,534
2.80%, 07/20/20 (Call 06/20/20)	1,140	1,132,373
2.88%, 06/01/26 (Call 03/01/26)	9	8,254
3.35%, 03/09/21	1,000	1,002,320
3.38%, 08/12/24 (Call 05/12/24)	400	387,668
3.50%, 07/20/22 (Call 05/20/22)(a)	559	557,379
3.70%, 03/09/23 (Call 02/09/23)	750	747,765
3.88%, 07/20/25 (Call 04/20/25)	1,320	1,298,616
4.00%, 12/05/23 (Call 09/05/23)	265	267,902
4.10%, 03/25/25 (Call 01/25/25)	1,000	1,001,930
4.30%, 03/25/28 (Call 12/25/27)	2,250	2,238,862
4.78%, 03/25/38 (Call 09/25/37)	1,250	1,244,562
4.88%, 07/20/35 (Call 01/20/35)	300	304,335
5.05%, 03/25/48 (Call 09/25/47)	2,000	2,053,780

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pharmaceuticals (continued)
5.13%, 07/20/45 (Call 01/20/45)	$ 492	$ 509,008
5.30%, 12/05/43 (Call 06/05/43)	555	586,357
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	490	469,170
3.10%, 05/15/27 (Call 02/15/27)	10	9,660
3.70%, 03/01/45 (Call 09/01/44)	470	451,914
5.50%, 03/15/27(a)	200	229,004
Express Scripts Holding Co.
2.25%, 06/15/19	154	152,920
3.00%, 07/15/23 (Call 05/15/23)	132	125,679
3.05%, 11/30/22 (Call 10/30/22)	100	96,825
3.40%, 03/01/27 (Call 12/01/26)(a)	56	51,802
3.50%, 06/15/24 (Call 03/15/24)	281	270,266
3.90%, 02/15/22	477	479,437
4.50%, 02/25/26 (Call 11/27/25)	822	826,546
4.75%, 11/15/21	426	441,711
4.80%, 07/15/46 (Call 01/15/46)(a)	296	288,538
6.13%, 11/15/41	277	320,251
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	484	473,299
3.38%, 05/15/23	250	250,738
3.63%, 05/15/25	210	210,953
3.88%, 05/15/28	250	253,940
4.20%, 03/18/43	95	96,758
5.38%, 04/15/34	50	57,355
6.38%, 05/15/38	734	959,507
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	378	373,381
3.13%, 05/14/21	250	250,945
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	400	389,028
1.88%, 12/05/19(a)	50	49,558
2.05%, 03/01/23 (Call 01/01/23)	785	755,296
2.25%, 03/03/22 (Call 02/03/22)(a)	300	293,505
2.45%, 12/05/21	20	19,739
2.45%, 03/01/26 (Call 12/01/25)	437	410,356
2.63%, 01/15/25 (Call 11/15/24)	6	5,794
2.90%, 01/15/28 (Call 10/15/27)	350	337,152
2.95%, 03/03/27 (Call 12/03/26)	55	53,325
3.38%, 12/05/23	200	203,564
3.40%, 01/15/38 (Call 07/15/37)(a)	320	304,429
3.50%, 01/15/48 (Call 07/15/47)	270	256,692
3.55%, 03/01/36 (Call 09/01/35)	375	367,815
3.63%, 03/03/37 (Call 09/03/36)	170	167,297
3.70%, 03/01/46 (Call 09/01/45)	715	705,505
3.75%, 03/03/47 (Call 09/03/46)	380	377,845
4.38%, 12/05/33 (Call 06/05/33)	575	621,374
4.50%, 12/05/43 (Call 06/05/43)	200	222,476
4.85%, 05/15/41	30	34,344
5.95%, 08/15/37	288	374,417
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	198	190,549
2.85%, 03/15/23 (Call 12/15/22)(a)	370	357,065
3.80%, 03/15/24 (Call 12/15/23)(a)	340	338,456
Mead Johnson Nutrition Co.
3.00%, 11/15/20(a)	410	409,233
4.60%, 06/01/44 (Call 12/01/43)(a)	226	236,789
4.90%, 11/01/19	250	257,070
Security	Par(000)	Value
Pharmaceuticals (continued)
Merck & Co. Inc.
1.85%, 02/10/20	$ 400	$ 395,128
2.35%, 02/10/22	459	448,475
2.40%, 09/15/22 (Call 06/15/22)	255	248,352
2.75%, 02/10/25 (Call 11/10/24)(a)	370	356,036
2.80%, 05/18/23(a)	658	647,531
3.70%, 02/10/45 (Call 08/10/44)	375	360,488
3.88%, 01/15/21 (Call 10/15/20)	200	204,764
4.15%, 05/18/43(a)	184	189,947
Merck Sharp & Dohme Corp., 5.00%, 06/30/19	392	401,839
Mylan Inc., 5.40%, 11/29/43 (Call 05/29/43)	100	99,461
Mylan NV
3.15%, 06/15/21 (Call 05/15/21)	460	455,037
3.95%, 06/15/26 (Call 03/15/26)	740	705,745
5.25%, 06/15/46 (Call 12/15/45)	565	552,084
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	970	946,836
2.40%, 09/21/22	380	370,720
3.00%, 11/20/25 (Call 08/20/25)	50	48,491
3.10%, 05/17/27 (Call 02/17/27)(a)	655	634,322
3.40%, 05/06/24	386	387,143
4.00%, 11/20/45 (Call 05/20/45)	400	407,284
4.40%, 04/24/20(a)	400	412,104
4.40%, 05/06/44	440	479,380
Perrigo Finance Unlimited Co., 3.90%, 12/15/24 (Call 09/15/24)	300	293,328
Pfizer Inc.
1.70%, 12/15/19	230	226,982
2.20%, 12/15/21(a)	566	553,616
2.75%, 06/03/26	250	236,983
3.00%, 06/15/23	715	711,060
3.00%, 12/15/26(a)	664	640,328
3.40%, 05/15/24(a)	425	427,291
4.00%, 12/15/36	485	491,960
4.13%, 12/15/46(a)	384	389,664
4.30%, 06/15/43(a)	156	161,583
4.40%, 05/15/44	7	7,374
7.20%, 03/15/39	546	772,530
Sanofi, 4.00%, 03/29/21	350	360,808
Shire Acquisitions Investments Ireland DAC
1.90%, 09/23/19	1,415	1,395,077
2.40%, 09/23/21 (Call 08/23/21)	970	934,091
2.88%, 09/23/23 (Call 07/23/23)	565	534,524
3.20%, 09/23/26 (Call 06/23/26)	1,170	1,075,756
Wyeth LLC
5.95%, 04/01/37(a)	859	1,070,323
6.00%, 02/15/36	325	403,234
6.45%, 02/01/24	420	487,486
6.50%, 02/01/34	7	8,958
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	400	371,336
3.25%, 02/01/23 (Call 11/01/22)	156	154,217
3.95%, 09/12/47 (Call 03/12/47)	185	172,616
4.50%, 11/13/25 (Call 08/13/25)	395	412,585
4.70%, 02/01/43 (Call 08/01/42)(a)	312	322,820
		71,908,217

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines — 3.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
3.50%, 12/01/22 (Call 11/01/22)	$ 15	$ 14,763
5.20%, 12/01/47 (Call 06/01/47)	205	204,258
6.38%, 05/01/24 (Call 05/01/19)	250	267,065
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)(a)	250	246,370
5.95%, 06/01/26 (Call 03/01/26)	20	21,687
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(a)	675	630,814
4.15%, 07/01/23 (Call 04/01/23)	100	99,595
4.88%, 02/01/21 (Call 11/01/20)	100	102,239
5.85%, 11/15/43 (Call 05/15/43)	150	149,087
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	5	5,055
5.80%, 06/01/45 (Call 12/01/44)	270	307,452
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)(a)	150	145,775
4.40%, 03/15/27 (Call 12/15/26)	20	19,402
4.95%, 05/15/28 (Call 02/15/28)	190	190,640
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	180	182,606
7.38%, 10/15/45 (Call 04/15/45)	300	395,361
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)(a)	220	214,416
3.70%, 07/15/27 (Call 04/15/27)(a)	65	62,271
4.00%, 10/01/23 (Call 07/01/23)(a)	100	100,704
4.25%, 12/01/26 (Call 09/01/26)	150	150,429
4.50%, 06/10/44 (Call 12/10/43)	225	215,631
5.50%, 12/01/46 (Call 05/29/46)(a)	300	329,832
Energy Transfer Partners LP
3.60%, 02/01/23 (Call 11/01/22)	440	430,034
4.05%, 03/15/25 (Call 12/15/24)	17	16,477
4.15%, 10/01/20 (Call 08/01/20)	450	457,267
4.65%, 06/01/21 (Call 03/01/21)	202	207,618
4.75%, 01/15/26 (Call 10/15/25)	615	616,095
4.90%, 03/15/35 (Call 09/15/34)	135	125,005
5.15%, 02/01/43 (Call 08/01/42)(a)	200	180,060
5.15%, 03/15/45 (Call 09/15/44)	255	230,568
5.20%, 02/01/22 (Call 11/01/21)	150	156,877
5.30%, 04/15/47 (Call 10/15/46)	100	92,528
5.95%, 10/01/43 (Call 04/01/43)	50	49,966
6.05%, 06/01/41 (Call 12/01/40)(a)	356	359,934
6.13%, 12/15/45 (Call 06/15/45)	705	718,353
6.50%, 02/01/42 (Call 08/01/41)(a)	170	180,909
Energy Transfer Partners LP/Regency Energy Finance Corp., 5.88%, 03/01/22 (Call 12/01/21)	805	854,982
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	350	335,181
4.40%, 04/01/24 (Call 01/01/24)	300	298,071
5.05%, 04/01/45 (Call 10/01/44)	319	286,347
5.45%, 06/01/47 (Call 12/01/46)	25	23,544
Enterprise Products Operating LLC
2.80%, 02/15/21	25	24,760
2.85%, 04/15/21 (Call 03/15/21)	300	297,366
3.35%, 03/15/23 (Call 12/15/22)	360	357,336
3.70%, 02/15/26 (Call 11/15/25)	150	147,932
3.75%, 02/15/25 (Call 11/15/24)	210	209,028
3.95%, 02/15/27 (Call 11/15/26)	585	585,158
4.05%, 02/15/22	200	204,766
4.45%, 02/15/43 (Call 08/15/42)	325	314,951
Security	Par(000)	Value
Pipelines (continued)
4.85%, 08/15/42 (Call 02/15/42)	$ 491	$ 504,282
4.85%, 03/15/44 (Call 09/15/43)	474	485,765
4.90%, 05/15/46 (Call 11/15/45)	236	244,232
5.10%, 02/15/45 (Call 08/15/44)	574	609,100
5.20%, 09/01/20	280	293,303
5.70%, 02/15/42	20	22,825
5.95%, 02/01/41	300	349,596
6.45%, 09/01/40	100	122,464
7.55%, 04/15/38	250	336,422
Series D, 6.88%, 03/01/33	165	206,016
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	350	343,609
3.50%, 03/01/21 (Call 01/01/21)	50	50,088
3.50%, 09/01/23 (Call 06/01/23)	200	195,140
3.95%, 09/01/22 (Call 06/01/22)	555	558,463
4.15%, 03/01/22	200	202,738
4.15%, 02/01/24 (Call 11/01/23)	250	250,697
5.00%, 08/15/42 (Call 02/15/42)	10	9,606
5.30%, 09/15/20	480	500,386
5.40%, 09/01/44 (Call 03/01/44)	300	300,108
5.50%, 03/01/44 (Call 09/01/43)	200	204,242
5.80%, 03/15/35	25	26,685
6.50%, 02/01/37	84	94,660
6.55%, 09/15/40	375	418,260
6.95%, 01/15/38	310	366,228
7.30%, 08/15/33	50	60,335
7.50%, 11/15/40	264	325,216
Kinder Morgan Inc./DE
3.05%, 12/01/19 (Call 11/01/19)	370	370,215
3.15%, 01/15/23 (Call 12/15/22)	5	4,845
4.30%, 06/01/25 (Call 03/01/25)	310	310,499
4.30%, 03/01/28 (Call 12/01/27)(a)	500	490,475
5.05%, 02/15/46 (Call 08/15/45)	310	301,528
5.30%, 12/01/34 (Call 06/01/34)	357	361,345
5.55%, 06/01/45 (Call 12/01/44)	1,200	1,248,372
7.75%, 01/15/32	156	194,334
Magellan Midstream Partners LP
4.20%, 10/03/47 (Call 04/03/47)(a)	50	47,654
4.25%, 02/01/21	180	184,453
5.00%, 03/01/26 (Call 12/01/25)	370	396,066
5.15%, 10/15/43 (Call 04/15/43)	250	271,865
MPLX LP
4.13%, 03/01/27 (Call 12/01/26)	430	419,912
4.50%, 04/15/38 (Call 10/15/37)	500	478,095
4.88%, 12/01/24 (Call 09/01/24)	150	156,706
4.88%, 06/01/25 (Call 03/01/25)	406	420,340
5.20%, 03/01/47 (Call 09/01/46)	630	646,972
5.50%, 02/15/23 (Call 07/02/18)	367	375,125
ONEOK Inc.
4.00%, 07/13/27 (Call 04/13/27)	115	112,725
4.95%, 07/13/47 (Call 01/06/47)(a)	350	355,684
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	400	395,792
4.90%, 03/15/25 (Call 12/15/24)	250	259,870
5.00%, 09/15/23 (Call 06/15/23)	360	378,515
6.13%, 02/01/41 (Call 08/01/40)	240	274,829
6.65%, 10/01/36	100	119,669
Phillips 66 Partners LP
3.75%, 03/01/28 (Call 12/01/27)	395	376,526
4.90%, 10/01/46 (Call 04/01/46)	275	273,614

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, 12/15/19 (Call 11/15/19)	$ 250	$ 247,992
2.85%, 01/31/23 (Call 10/31/22)	200	189,074
3.60%, 11/01/24 (Call 08/01/24)	100	95,702
3.65%, 06/01/22 (Call 03/01/22)	200	197,768
3.85%, 10/15/23 (Call 07/15/23)	221	217,203
4.30%, 01/31/43 (Call 07/31/42)	200	169,198
4.50%, 12/15/26 (Call 09/15/26)	405	399,541
4.65%, 10/15/25 (Call 07/15/25)(a)	290	291,360
4.90%, 02/15/45 (Call 08/15/44)	200	184,330
5.00%, 02/01/21 (Call 11/01/20)	250	257,945
5.15%, 06/01/42 (Call 12/01/41)	115	108,517
6.65%, 01/15/37	25	27,467
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	370	361,013
5.00%, 03/15/27 (Call 09/15/26)(a)	1,085	1,118,711
5.63%, 04/15/23 (Call 01/15/23)	1,045	1,117,293
5.63%, 03/01/25 (Call 12/01/24)	815	871,170
5.88%, 06/30/26 (Call 12/31/25)	275	298,306
6.25%, 03/15/22 (Call 12/15/21)	350	378,367
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp., 4.40%, 06/15/21 (Call 03/15/21)	150	153,485
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)(a)	20	18,686
3.50%, 03/15/25 (Call 12/15/24)(a)	150	143,901
4.50%, 03/15/45 (Call 09/15/44)(a)	110	105,058
4.75%, 03/15/24 (Call 12/15/23)	281	289,683
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	290	282,454
4.00%, 10/01/27 (Call 07/01/27)(a)	56	52,713
4.40%, 04/01/21 (Call 03/01/21)	50	51,073
4.95%, 01/15/43 (Call 07/15/42)	100	87,944
5.30%, 04/01/44 (Call 10/01/43)	25	23,183
5.35%, 05/15/45 (Call 11/15/44)	490	459,052
5.40%, 10/01/47 (Call 04/01/47)	25	23,492
5.95%, 12/01/25 (Call 09/01/25)	170	182,342
6.10%, 02/15/42	300	303,933
TC PipeLines LP
4.38%, 03/13/25 (Call 12/13/24)	150	149,844
4.65%, 06/15/21 (Call 03/15/21)	100	102,021
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	75	89,179
Texas Eastern Transmission LP, 7.00%, 07/15/32	225	278,104
TransCanada PipeLines Ltd.
2.50%, 08/01/22(a)	575	555,007
3.80%, 10/01/20	255	258,784
4.25%, 05/15/28 (Call 02/15/28)	500	502,640
4.63%, 03/01/34 (Call 12/01/33)	662	670,593
4.75%, 05/15/38 (Call 11/15/37)	500	511,735
4.88%, 01/15/26 (Call 10/15/25)	70	73,736
5.00%, 10/16/43 (Call 04/16/43)	250	260,415
5.85%, 03/15/36	185	210,639
6.20%, 10/15/37	182	214,567
7.63%, 01/15/39(a)	440	592,812
Western Gas Partners LP
4.00%, 07/01/22 (Call 04/01/22)	450	448,699
5.38%, 06/01/21 (Call 03/01/21)	25	25,999
5.45%, 04/01/44 (Call 10/01/43)	37	37,140
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	940	924,734
3.60%, 03/15/22 (Call 01/15/22)	975	973,196
Security	Par(000)	Value
Pipelines (continued)
3.75%, 06/15/27 (Call 03/15/27)	$ 500	$ 474,090
3.90%, 01/15/25 (Call 10/15/24)	600	588,078
4.00%, 09/15/25 (Call 06/15/25)	123	120,416
4.30%, 03/04/24 (Call 12/04/23)	430	433,745
4.85%, 03/01/48 (Call 09/01/47)	250	244,457
4.90%, 01/15/45 (Call 07/15/44)	50	48,724
5.10%, 09/15/45 (Call 03/15/45)	95	95,593
5.25%, 03/15/20	500	517,250
5.40%, 03/04/44 (Call 09/04/43)	33	34,274
5.80%, 11/15/43 (Call 05/15/43)	255	276,216
6.30%, 04/15/40	357	406,848
		46,950,547
Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	270	267,362
CBRE Services Inc.
4.88%, 03/01/26 (Call 12/01/25)	340	354,083
5.25%, 03/15/25 (Call 12/15/24)	250	266,030
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	139	139,293
4.25%, 08/15/23 (Call 05/15/23)	337	348,414
		1,375,182
Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	25	24,090
4.50%, 07/30/29 (Call 04/30/29)	350	353,615
American Homes 4 Rent LP, 4.25%, 02/15/28 (Call 11/15/27)	125	121,109
American Tower Corp.
2.80%, 06/01/20 (Call 05/01/20)	400	396,880
3.00%, 06/15/23	220	211,418
3.13%, 01/15/27 (Call 10/15/26)	100	91,310
3.30%, 02/15/21 (Call 01/15/21)	440	439,740
3.38%, 10/15/26 (Call 07/15/26)	348	324,423
3.45%, 09/15/21	502	501,669
3.55%, 07/15/27 (Call 04/15/27)(a)	115	107,988
3.60%, 01/15/28 (Call 10/15/27)(a)	50	47,011
4.00%, 06/01/25 (Call 03/01/25)	350	345,516
4.40%, 02/15/26 (Call 11/15/25)	55	55,076
4.70%, 03/15/22	285	296,312
5.00%, 02/15/24	406	424,810
5.05%, 09/01/20	100	103,475
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	150	147,042
2.95%, 05/11/26 (Call 02/11/26)	340	318,770
3.20%, 01/15/28 (Call 10/15/27)	130	122,621
3.50%, 11/15/24 (Call 08/15/24)	200	198,114
3.90%, 10/15/46 (Call 04/15/46)	300	280,173
4.35%, 04/15/48 (Call 10/15/47)	150	149,612
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	242	218,797
3.13%, 09/01/23 (Call 06/01/23)	100	97,491
3.65%, 02/01/26 (Call 11/03/25)	246	238,413
3.80%, 02/01/24 (Call 11/01/23)(a)	310	309,622
3.85%, 02/01/23 (Call 11/01/22)	430	434,162
4.13%, 05/15/21 (Call 02/15/21)	175	178,906
5.88%, 10/15/19 (Call 07/17/19)	560	578,833
Brandywine Operating Partnership LP, 3.95%, 11/15/27 (Call 08/15/27)(a)	100	95,872

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	$ 25	$ 24,243
3.88%, 08/15/22 (Call 06/15/22)	470	470,014
3.90%, 03/15/27 (Call 12/15/26)	645	612,840
Camden Property Trust, 2.95%, 12/15/22 (Call 09/15/22)	100	97,429
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23	417	416,249
Columbia Property Trust Operating Partnership LP, 3.65%, 08/15/26 (Call 05/15/26)	335	314,595
Crown Castle International Corp.
2.25%, 09/01/21 (Call 08/01/21)	25	24,052
3.65%, 09/01/27 (Call 06/01/27)	312	294,659
4.45%, 02/15/26 (Call 11/15/25)	30	30,161
4.75%, 05/15/47 (Call 11/15/46)	350	343,375
4.88%, 04/15/22	399	414,828
5.25%, 01/15/23	1,183	1,246,231
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)(a)	30	27,740
DDR Corp., 4.63%, 07/15/22 (Call 04/15/22)	205	211,408
Digital Realty Trust LP
4.75%, 10/01/25 (Call 07/01/25)	250	259,048
5.25%, 03/15/21 (Call 12/15/20)	210	219,986
Duke Realty LP, 4.38%, 06/15/22 (Call 03/15/22)	330	340,900
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)	250	248,243
5.75%, 08/15/22 (Call 05/15/22)	245	259,239
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	170	158,845
3.25%, 08/01/27 (Call 05/01/27)(a)	75	71,555
3.50%, 03/01/28 (Call 12/01/27)	125	121,115
4.50%, 07/01/44 (Call 01/01/44)	400	407,168
4.50%, 06/01/45 (Call 12/01/44)	185	188,230
4.63%, 12/15/21 (Call 09/15/21)	25	26,007
4.75%, 07/15/20 (Call 04/15/20)	350	360,647
Essex Portfolio LP
3.25%, 05/01/23 (Call 02/01/23)(a)	70	68,498
3.50%, 04/01/25 (Call 01/01/25)	150	145,250
3.63%, 05/01/27 (Call 02/01/27)	350	336,329
3.88%, 05/01/24 (Call 02/01/24)	450	449,217
4.50%, 03/15/48 (Call 09/15/47)	100	98,137
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	100	101,910
Government Properties Income Trust, 3.75%, 08/15/19 (Call 07/15/19)(a)	170	169,942
HCP Inc.
3.15%, 08/01/22 (Call 05/01/22)	100	98,287
3.40%, 02/01/25 (Call 11/01/24)	145	138,065
3.88%, 08/15/24 (Call 05/17/24)	302	296,905
4.00%, 12/01/22 (Call 10/01/22)	840	846,014
4.00%, 06/01/25 (Call 03/01/25)	154	151,571
4.20%, 03/01/24 (Call 12/01/23)	350	351,494
4.25%, 11/15/23 (Call 08/15/23)	416	420,684
5.38%, 02/01/21 (Call 11/03/20)	78	81,397
Healthcare Realty Trust Inc., 3.63%, 01/15/28 (Call 10/15/27)	130	122,292
Healthcare Trust of America Holdings LP, 3.75%, 07/01/27 (Call 04/01/27)	125	119,231
Highwoods Realty LP, 4.13%, 03/15/28 (Call 12/15/27)	75	73,840
Hospitality Properties Trust
4.25%, 02/15/21 (Call 11/15/20)	200	202,730
4.50%, 06/15/23 (Call 12/15/22)	25	25,351
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
5.00%, 08/15/22 (Call 02/15/22)	$ 350	$ 361,483
5.25%, 02/15/26 (Call 08/15/25)(a)	435	444,426
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	350	344,277
Series E, 4.00%, 06/15/25 (Call 03/15/25)(a)	490	478,358
Series F, 4.50%, 02/01/26 (Call 11/01/25)	100	100,340
Hudson Pacific Properties LP, 3.95%, 11/01/27	250	235,830
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	80	78,793
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)(a)	340	302,376
3.20%, 05/01/21 (Call 03/01/21)	150	149,147
3.30%, 02/01/25 (Call 12/01/24)(a)	171	162,084
3.80%, 04/01/27 (Call 01/01/27)	500	477,980
4.25%, 04/01/45 (Call 10/01/44)	197	179,971
4.45%, 09/01/47 (Call 03/01/47)	175	164,801
Liberty Property LP
3.25%, 10/01/26 (Call 07/01/26)	350	327,474
4.40%, 02/15/24 (Call 11/15/23)	350	358,701
4.75%, 10/01/20 (Call 07/01/20)	250	257,550
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	130	123,929
Lifestorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	100	93,937
National Retail Properties Inc.
3.30%, 04/15/23 (Call 01/15/23)(a)	186	182,319
5.50%, 07/15/21 (Call 04/15/21)	485	512,402
Omega Healthcare Investors Inc.
4.38%, 08/01/23 (Call 06/01/23)	90	89,677
4.50%, 04/01/27 (Call 01/01/27)(a)	400	381,140
4.75%, 01/15/28 (Call 10/15/27)(a)	405	391,092
5.25%, 01/15/26 (Call 10/15/25)	425	428,430
Physicians Realty LP, 3.95%, 01/15/28 (Call 10/15/27)	130	122,617
Public Storage, 3.09%, 09/15/27 (Call 06/15/27)	100	94,764
Realty Income Corp.
3.25%, 10/15/22 (Call 07/15/22)	460	453,841
3.65%, 01/15/28 (Call 10/15/27)(a)	100	96,113
3.88%, 04/15/25 (Call 02/15/25)	75	74,174
4.13%, 10/15/26 (Call 07/15/26)	96	95,909
4.65%, 08/01/23 (Call 05/01/23)(a)	50	52,086
4.65%, 03/15/47 (Call 09/15/46)(a)	160	163,234
Regency Centers Corp., 3.75%, 11/15/22 (Call 08/15/22)	255	254,505
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 02/01/21 (Call 07/02/18)	100	102,176
Select Income REIT
3.60%, 02/01/20 (Call 01/01/20)	490	488,069
4.50%, 02/01/25 (Call 11/01/24)(a)	100	97,784
Senior Housing Properties Trust, 4.75%, 02/15/28 (Call 08/15/27)	50	48,510
Simon Property Group LP
2.50%, 09/01/20 (Call 06/01/20)	485	479,272
2.75%, 02/01/23 (Call 11/01/22)	580	562,873
2.75%, 06/01/23 (Call 03/01/23)(a)	25	24,191
3.30%, 01/15/26 (Call 10/15/25)	681	656,811
3.38%, 10/01/24 (Call 07/01/24)	1,480	1,450,681
3.38%, 06/15/27 (Call 03/15/27)(a)	300	289,308
4.25%, 10/01/44 (Call 04/01/44)(a)	380	370,139
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	25	22,990
3.50%, 01/15/28 (Call 10/15/27)(a)	240	227,758
4.63%, 01/10/22 (Call 10/10/21)	250	257,998

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Real Estate Investment Trusts (continued)
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)	$ 345	$ 320,012
3.75%, 05/01/24 (Call 02/01/24)	300	296,871
3.85%, 04/01/27 (Call 01/01/27)	350	337,306
4.13%, 01/15/26 (Call 10/15/25)	120	119,341
4.38%, 02/01/45 (Call 08/01/44)	205	193,096
Ventas Realty LP/Ventas Capital Corp., 4.75%, 06/01/21 (Call 03/01/21)	340	351,244
VEREIT Operating Partnership LP
3.95%, 08/15/27 (Call 05/15/27)(a)	560	521,674
4.88%, 06/01/26 (Call 03/01/26)(a)	85	84,817
Vornado Realty LP, 5.00%, 01/15/22 (Call 10/15/21)	200	208,412
Welltower Inc.
3.75%, 03/15/23 (Call 12/15/22)	20	19,904
4.00%, 06/01/25 (Call 03/01/25)	4	3,927
4.25%, 04/01/26 (Call 01/01/26)(a)	100	99,295
4.95%, 01/15/21 (Call 10/15/20)	412	425,781
5.25%, 01/15/22 (Call 10/15/21)	246	258,826
Weyerhaeuser Co.
3.25%, 03/15/23 (Call 12/15/22)	310	305,257
4.63%, 09/15/23	250	261,708
7.38%, 03/15/32	677	874,264
WP Carey Inc., 4.00%, 02/01/25 (Call 11/01/24)	375	365,790
		36,858,666
Retail — 2.3%
Advance Auto Parts Inc., 4.50%, 01/15/22 (Call 10/15/21)(a)	350	359,695
AutoNation Inc.
3.35%, 01/15/21 (Call 12/15/20)	205	204,032
3.80%, 11/15/27 (Call 08/15/27)	100	94,265
4.50%, 10/01/25 (Call 07/01/25)	325	326,618
AutoZone Inc.
3.13%, 07/15/23 (Call 04/15/23)	150	146,767
3.25%, 04/15/25 (Call 01/15/25)	110	105,412
3.70%, 04/15/22 (Call 01/15/22)	326	329,244
3.75%, 06/01/27 (Call 03/01/27)(a)	355	344,169
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(a)	100	90,960
4.92%, 08/01/34 (Call 02/01/34)(a)	165	131,457
5.17%, 08/01/44 (Call 02/01/44)	375	283,054
Best Buy Co. Inc., 5.50%, 03/15/21 (Call 12/15/20)	200	209,956
Costco Wholesale Corp.
1.70%, 12/15/19	495	488,357
2.15%, 05/18/21 (Call 04/18/21)(a)	130	127,434
2.25%, 02/15/22	370	360,284
2.30%, 05/18/22 (Call 04/18/22)(a)	180	175,250
2.75%, 05/18/24 (Call 03/18/24)	173	168,445
3.00%, 05/18/27 (Call 02/18/27)	65	62,481
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	355	344,701
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	327	322,775
3.88%, 04/15/27 (Call 01/15/27)(a)	355	345,546
4.15%, 11/01/25 (Call 08/01/25)	210	212,184
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	420	410,932
2.13%, 09/15/26 (Call 06/15/26)	150	134,830
2.63%, 06/01/22 (Call 05/01/22)	445	439,153
2.70%, 04/01/23 (Call 01/01/23)(a)	326	320,777
3.00%, 04/01/26 (Call 01/01/26)(a)	510	492,043
Security	Par(000)	Value
Retail (continued)
3.35%, 09/15/25 (Call 06/15/25)	$ 945	$ 936,731
3.50%, 09/15/56 (Call 03/15/56)	25	21,912
3.75%, 02/15/24 (Call 11/15/23)	110	112,584
3.90%, 06/15/47 (Call 12/15/46)	177	173,510
4.20%, 04/01/43 (Call 10/01/42)	400	408,604
4.25%, 04/01/46 (Call 10/01/45)	282	290,468
4.40%, 04/01/21 (Call 01/01/21)(a)	855	886,284
4.40%, 03/15/45 (Call 09/15/44)	369	387,959
4.88%, 02/15/44 (Call 08/15/43)	580	649,878
5.88%, 12/16/36	425	534,301
5.95%, 04/01/41 (Call 10/01/40)	440	556,895
Kohl's Corp., 4.25%, 07/17/25 (Call 04/17/25)	210	208,324
Lowe's Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)(a)	326	300,350
3.10%, 05/03/27 (Call 02/03/27)	596	570,324
3.12%, 04/15/22 (Call 01/15/22)	210	211,042
3.13%, 09/15/24 (Call 06/15/24)	100	98,057
3.38%, 09/15/25 (Call 06/15/25)	275	271,722
3.70%, 04/15/46 (Call 10/15/45)	380	349,421
4.05%, 05/03/47 (Call 11/03/46)	572	554,074
4.38%, 09/15/45 (Call 03/15/45)	475	484,714
4.63%, 04/15/20 (Call 10/15/19)	152	155,818
4.65%, 04/15/42 (Call 10/15/41)	300	319,197
Macy's Retail Holdings Inc.
2.88%, 02/15/23 (Call 11/15/22)(a)	200	189,006
3.63%, 06/01/24 (Call 03/01/24)(a)	250	241,745
3.88%, 01/15/22 (Call 10/15/21)(a)	685	685,226
4.50%, 12/15/34 (Call 06/15/34)	25	21,485
6.90%, 04/01/29	25	27,025
McDonald's Corp.
2.20%, 05/26/20 (Call 04/26/20)	475	469,400
2.63%, 01/15/22	346	341,277
2.75%, 12/09/20 (Call 11/09/20)	745	743,421
3.25%, 06/10/24	130	128,486
3.38%, 05/26/25 (Call 02/26/25)(a)	300	295,845
3.50%, 03/01/27 (Call 12/01/26)	500	491,955
3.63%, 05/20/21	30	30,533
3.70%, 01/30/26 (Call 10/30/25)	660	661,300
3.70%, 02/15/42(a)	195	176,491
4.45%, 03/01/47 (Call 09/01/46)	210	212,633
4.70%, 12/09/35 (Call 06/09/35)	200	213,026
4.88%, 12/09/45 (Call 06/09/45)	763	817,066
6.30%, 10/15/37	331	413,959
6.30%, 03/01/38	25	31,412
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(a)	20	19,226
5.00%, 01/15/44 (Call 07/15/43)	247	227,514
O'Reilly Automotive Inc., 4.63%, 09/15/21 (Call 06/15/21)(a)	252	262,027
QVC Inc.
4.38%, 03/15/23	300	298,524
4.85%, 04/01/24	75	75,857
5.13%, 07/02/22	475	491,758
5.45%, 08/15/34 (Call 02/15/34)	70	65,088
Starbucks Corp.
2.10%, 02/04/21 (Call 01/04/21)	230	225,319
2.45%, 06/15/26 (Call 03/15/26)	280	259,238
2.70%, 06/15/22 (Call 04/15/22)	200	196,898
3.10%, 03/01/23 (Call 02/01/23)	200	199,244
3.50%, 03/01/28 (Call 12/01/27)(a)	100	99,447

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Retail (continued)
3.75%, 12/01/47 (Call 06/01/47)	$ 60	$ 57,127
3.85%, 10/01/23 (Call 07/01/23)	251	258,884
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	305	294,853
4.25%, 04/01/25 (Call 01/01/25)	25	24,704
Target Corp.
2.50%, 04/15/26(a)	730	673,586
2.90%, 01/15/22(a)	255	254,855
3.50%, 07/01/24	430	434,098
3.63%, 04/15/46	746	672,616
3.90%, 11/15/47 (Call 05/15/47)	500	471,655
4.00%, 07/01/42	250	241,622
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	409	366,644
2.50%, 05/15/23 (Call 02/15/23)	300	289,761
2.75%, 06/15/21 (Call 04/15/21)	50	49,775
Walgreen Co.
3.10%, 09/15/22(a)	305	300,038
4.40%, 09/15/42	100	92,060
Walgreens Boots Alliance Inc.
2.70%, 11/18/19 (Call 10/18/19)	269	268,718
3.30%, 11/18/21 (Call 09/18/21)	300	300,063
3.45%, 06/01/26 (Call 03/01/26)(a)	925	875,882
4.80%, 11/18/44 (Call 05/18/44)	737	717,831
Walmart Inc.
2.55%, 04/11/23 (Call 01/11/23)	590	575,834
2.65%, 12/15/24 (Call 10/15/24)	750	725,340
3.30%, 04/22/24 (Call 01/22/24)	700	704,711
3.63%, 07/08/20	135	137,782
3.63%, 12/15/47 (Call 06/15/47)(a)	325	311,600
4.00%, 04/11/43 (Call 10/11/42)	425	428,532
4.30%, 04/22/44 (Call 10/22/43)(a)	400	422,952
5.63%, 04/15/41	500	624,215
		34,700,159
Semiconductors — 1.3%
Altera Corp., 4.10%, 11/15/23	250	260,632
Analog Devices Inc.
2.95%, 01/12/21	535	533,095
3.13%, 12/05/23 (Call 10/05/23)(a)	310	302,616
3.50%, 12/05/26 (Call 09/05/26)	512	493,983
5.30%, 12/15/45 (Call 06/15/45)(a)	200	220,714
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	200	198,646
3.30%, 04/01/27 (Call 01/01/27)	185	180,701
3.90%, 10/01/25 (Call 07/01/25)	300	307,077
4.30%, 06/15/21(a)	225	233,203
4.35%, 04/01/47 (Call 10/01/46)	515	529,188
5.10%, 10/01/35 (Call 04/01/35)	100	112,076
5.85%, 06/15/41	200	241,786
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%, 01/15/20	565	558,254
3.00%, 01/15/22 (Call 12/15/21)	1,120	1,093,355
3.13%, 01/15/25 (Call 11/15/24)	90	83,845
3.63%, 01/15/24 (Call 11/15/23)	885	861,663
3.88%, 01/15/27 (Call 10/15/26)	1,105	1,056,325
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	700	677,327
1.85%, 05/11/20	250	246,550
2.35%, 05/11/22 (Call 04/11/22)	325	317,190
2.45%, 07/29/20	500	497,445
Security	Par(000)	Value
Semiconductors (continued)
2.60%, 05/19/26 (Call 02/19/26)	$ 297	$ 278,681
2.70%, 12/15/22	263	259,563
3.10%, 07/29/22	520	521,529
3.15%, 05/11/27 (Call 02/11/27)(a)	621	604,643
3.30%, 10/01/21	228	230,647
3.70%, 07/29/25 (Call 04/29/25)	520	528,174
3.73%, 12/08/47 (Call 06/08/47)(b)	986	943,691
4.00%, 12/15/32	25	25,818
4.10%, 05/19/46 (Call 11/19/45)	246	250,701
4.10%, 05/11/47 (Call 11/11/46)(a)	375	382,309
KLA-Tencor Corp.
4.13%, 11/01/21 (Call 09/01/21)	235	240,499
4.65%, 11/01/24 (Call 08/01/24)(a)	415	431,820
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	250	246,782
NVIDIA Corp.
2.20%, 09/16/21 (Call 08/16/21)	475	462,669
3.20%, 09/16/26 (Call 06/16/26)	382	369,130
QUALCOMM Inc.
2.10%, 05/20/20(a)	350	349,671
2.25%, 05/20/20	630	621,010
2.60%, 01/30/23 (Call 12/30/22)(a)	570	545,416
2.90%, 05/20/24 (Call 03/20/24)	490	464,280
3.00%, 05/20/22(a)	442	435,052
3.25%, 05/20/27 (Call 02/20/27)(a)	745	701,499
3.45%, 05/20/25 (Call 02/20/25)	281	272,140
4.30%, 05/20/47 (Call 11/20/46)(a)	640	604,243
4.65%, 05/20/35 (Call 11/20/34)	100	101,978
4.80%, 05/20/45 (Call 11/20/44)(a)	440	448,457
Texas Instruments Inc.
1.65%, 08/03/19	230	227,622
1.75%, 05/01/20 (Call 04/01/20)	274	268,986
2.90%, 11/03/27 (Call 08/03/27)(a)	220	208,969
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	275	263,101
		20,294,751
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27 (Call 09/01/27)(b)	100	95,508
Software — 2.3%
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	390	375,028
Adobe Systems Inc.
3.25%, 02/01/25 (Call 11/01/24)	290	287,112
4.75%, 02/01/20	205	211,714
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)	270	256,416
4.38%, 06/15/25 (Call 03/15/25)	195	198,438
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)	150	153,108
Citrix Systems Inc., 4.50%, 12/01/27 (Call 09/01/27)	100	97,667
Electronic Arts Inc., 3.70%, 03/01/21 (Call 02/01/21)	100	101,413
Fidelity National Information Services Inc.
2.25%, 08/15/21 (Call 07/15/21)	150	144,861
3.00%, 08/15/26 (Call 05/15/26)	535	493,537
3.50%, 04/15/23 (Call 01/15/23)	25	24,772
3.63%, 10/15/20 (Call 09/15/20)	725	733,613
3.88%, 06/05/24 (Call 03/05/24)(a)	200	200,338
4.50%, 08/15/46 (Call 02/15/46)	260	245,055
5.00%, 10/15/25 (Call 07/15/25)	355	375,743

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Software (continued)
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	$ 162	$ 162,248
4.75%, 06/15/21	100	104,437
Microsoft Corp.
1.10%, 08/08/19	575	565,984
1.55%, 08/08/21 (Call 07/08/21)	770	740,332
1.85%, 02/12/20 (Call 01/12/20)	745	736,663
2.00%, 11/03/20 (Call 10/03/20)	420	413,650
2.00%, 08/08/23 (Call 06/08/23)	500	474,375
2.13%, 11/15/22(a)	300	289,947
2.38%, 02/12/22 (Call 01/12/22)	575	564,667
2.38%, 05/01/23 (Call 02/01/23)	440	426,598
2.40%, 02/06/22 (Call 01/06/22)	655	643,033
2.40%, 08/08/26 (Call 05/08/26)	606	562,447
2.65%, 11/03/22 (Call 09/03/22)	485	478,913
2.70%, 02/12/25 (Call 11/12/24)	70	67,519
2.88%, 02/06/24 (Call 12/06/23)(a)	510	501,937
3.00%, 10/01/20(a)	380	383,139
3.13%, 11/03/25 (Call 08/03/25)	345	340,029
3.30%, 02/06/27 (Call 11/06/26)(a)	1,924	1,906,184
3.45%, 08/08/36 (Call 02/08/36)	1,169	1,129,686
3.50%, 02/12/35 (Call 08/12/34)	405	396,090
3.50%, 11/15/42	350	330,211
3.63%, 12/15/23 (Call 09/15/23)(a)	150	153,748
3.70%, 08/08/46 (Call 02/08/46)	810	787,628
3.75%, 05/01/43 (Call 11/01/42)	60	58,867
3.75%, 02/12/45 (Call 08/12/44)(a)	122	119,705
3.95%, 08/08/56 (Call 02/08/56)	300	296,445
4.00%, 02/12/55 (Call 08/12/54)	435	435,109
4.10%, 02/06/37 (Call 08/06/36)	190	199,707
4.20%, 06/01/19	222	225,812
4.20%, 11/03/35 (Call 05/03/35)	250	265,942
4.45%, 11/03/45 (Call 05/03/45)	1,600	1,750,032
4.50%, 02/06/57 (Call 08/06/56)	25	27,297
4.75%, 11/03/55 (Call 05/03/55)(a)	460	521,893
5.20%, 06/01/39	150	177,799
5.30%, 02/08/41	1,037	1,256,813
Series 30Y, 4.25%, 02/06/47 (Call 08/06/46)	555	591,147
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	735	711,098
2.25%, 10/08/19	1,500	1,494,330
2.40%, 09/15/23 (Call 07/15/23)(a)	78	74,760
2.50%, 05/15/22 (Call 03/15/22)	1,562	1,530,494
2.50%, 10/15/22	600	585,354
2.63%, 02/15/23 (Call 01/15/23)	100	97,759
2.65%, 07/15/26 (Call 04/15/26)	440	410,652
2.80%, 07/08/21	345	343,972
2.95%, 11/15/24 (Call 09/15/24)	508	494,289
2.95%, 05/15/25 (Call 02/15/25)	205	197,864
3.25%, 11/15/27 (Call 08/15/27)	611	593,049
3.25%, 05/15/30 (Call 02/15/30)	525	504,499
3.63%, 07/15/23	250	254,922
3.80%, 11/15/37 (Call 05/15/37)	430	420,471
3.85%, 07/15/36 (Call 01/15/36)(a)	435	428,962
3.88%, 07/15/20	100	102,556
3.90%, 05/15/35 (Call 11/15/34)	515	513,270
4.00%, 07/15/46 (Call 01/15/46)	609	597,070
4.00%, 11/15/47 (Call 05/15/47)	585	573,756
4.13%, 05/15/45 (Call 11/15/44)	100	99,636
4.30%, 07/08/34 (Call 01/08/34)	708	741,064
Security	Par(000)	Value
Software (continued)
4.38%, 05/15/55 (Call 11/15/54)	$ 400	$ 403,016
4.50%, 07/08/44 (Call 01/08/44)	507	535,554
5.00%, 07/08/19	182	186,923
5.38%, 07/15/40	399	470,944
6.13%, 07/08/39	308	391,496
6.50%, 04/15/38	315	413,513
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	66	63,513
3.90%, 08/21/27 (Call 05/21/27)	460	431,949
		35,651,583
Telecommunications — 4.0%
America Movil SAB de CV
3.13%, 07/16/22	250	246,218
4.38%, 07/16/42(a)	450	443,587
5.00%, 10/16/19	265	272,123
6.13%, 11/15/37	200	234,642
6.13%, 03/30/40	550	652,767
AT&T Inc.
2.45%, 06/30/20 (Call 05/30/20)(a)	660	651,994
2.63%, 12/01/22 (Call 09/01/22)	417	398,685
2.80%, 02/17/21 (Call 01/17/21)	390	385,437
3.00%, 06/30/22 (Call 04/30/22)	630	615,208
3.20%, 03/01/22 (Call 02/01/22)	300	296,589
3.40%, 05/15/25 (Call 02/15/25)(a)	580	554,074
3.60%, 02/17/23 (Call 12/17/22)	430	427,347
3.80%, 03/15/22	360	362,574
3.80%, 03/01/24 (Call 01/01/24)	810	804,484
3.88%, 08/15/21	686	697,106
3.90%, 03/11/24 (Call 12/11/23)	600	600,222
3.95%, 01/15/25 (Call 10/15/24)	300	297,054
4.10%, 02/15/28 (Call 11/15/27)(b)	843	819,936
4.13%, 02/17/26 (Call 11/17/25)(a)	210	208,095
4.25%, 03/01/27 (Call 12/01/26)	650	645,957
4.30%, 02/15/30 (Call 11/15/29)(b)	659	636,713
4.30%, 12/15/42 (Call 06/15/42)	500	441,980
4.35%, 06/15/45 (Call 12/15/44)	1,100	962,676
4.45%, 05/15/21	284	292,963
4.50%, 05/15/35 (Call 11/15/34)	295	279,743
4.50%, 03/09/48 (Call 09/09/47)	1,128	1,002,093
4.55%, 03/09/49 (Call 09/09/48)	837	746,520
4.75%, 05/15/46 (Call 11/15/45)	961	888,031
4.80%, 06/15/44 (Call 12/15/43)	440	408,470
5.15%, 03/15/42	261	257,821
5.15%, 11/15/46 (Call 05/15/46)(b)	900	880,677
5.20%, 03/15/20	500	518,600
5.25%, 03/01/37 (Call 09/01/36)	970	986,626
5.35%, 09/01/40	300	304,731
5.45%, 03/01/47 (Call 09/01/46)	900	917,442
5.55%, 08/15/41	218	223,661
5.65%, 02/15/47 (Call 08/15/46)	400	418,216
5.70%, 03/01/57 (Call 09/01/56)	520	538,522
5.88%, 10/01/19	400	415,644
6.00%, 08/15/40 (Call 05/15/40)	240	262,356
6.38%, 03/01/41	267	300,901
British Telecommunications PLC, 9.13%, 12/15/30	157	225,298
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	975	941,606
2.20%, 02/28/21	730	717,933
2.20%, 09/20/23 (Call 07/20/23)	440	417,710
2.45%, 06/15/20	330	328,571

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Telecommunications (continued)
2.50%, 09/20/26 (Call 06/20/26)	$ 425	$ 394,774
2.60%, 02/28/23	300	292,608
2.95%, 02/28/26(a)	390	375,414
3.00%, 06/15/22	20	19,980
3.50%, 06/15/25(a)	300	302,505
3.63%, 03/04/24(a)	315	320,613
4.45%, 01/15/20(a)	467	480,557
5.50%, 01/15/40(a)	273	333,063
5.90%, 02/15/39	320	403,571
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	721	997,648
Juniper Networks Inc.
4.35%, 06/15/25 (Call 03/15/25)	150	150,243
5.95%, 03/15/41	155	158,773
Koninklijke KPN NV, 8.38%, 10/01/30	200	266,424
Motorola Solutions Inc.
3.50%, 03/01/23(a)	100	97,637
3.75%, 05/15/22	517	515,888
4.60%, 02/23/28 (Call 11/23/27)	100	100,292
Orange SA
1.63%, 11/03/19	300	294,693
5.38%, 01/13/42	300	333,483
5.50%, 02/06/44 (Call 08/06/43)	260	294,796
9.00%, 03/01/31	741	1,055,562
Rogers Communications Inc.
3.63%, 12/15/25 (Call 09/15/25)	450	442,921
4.50%, 03/15/43 (Call 09/15/42)	400	400,168
5.00%, 03/15/44 (Call 09/15/43)	353	373,686
7.50%, 08/15/38	50	68,492
Telefonica Emisiones SAU
4.10%, 03/08/27(a)	500	488,680
4.57%, 04/27/23(a)	300	312,288
4.67%, 03/06/38	210	201,172
5.21%, 03/08/47(a)	835	832,128
5.46%, 02/16/21	531	560,863
5.88%, 07/15/19(a)	210	216,852
7.05%, 06/20/36	333	411,901
Telefonica Europe BV, 8.25%, 09/15/30	270	359,597
TELUS Corp., 2.80%, 02/16/27 (Call 11/16/26)(a)	445	409,369
Verizon Communications Inc.
1.75%, 08/15/21	300	286,536
2.45%, 11/01/22 (Call 08/01/22)	470	450,641
2.63%, 08/15/26	550	496,067
2.95%, 03/15/22	1,000	982,930
3.00%, 11/01/21 (Call 09/01/21)	800	794,088
3.13%, 03/16/22	190	187,885
3.38%, 02/15/25	888	859,353
3.50%, 11/01/21	453	456,117
3.50%, 11/01/24 (Call 08/01/24)	1,234	1,211,961
3.85%, 11/01/42 (Call 05/01/42)	775	663,927
4.13%, 03/16/27(a)	910	912,320
4.13%, 08/15/46	710	616,692
4.15%, 03/15/24 (Call 12/15/23)(a)	375	383,055
4.27%, 01/15/36(a)	250	233,465
4.40%, 11/01/34 (Call 05/01/34)	851	818,705
4.50%, 08/10/33	250	246,525
4.52%, 09/15/48	1,300	1,200,069
4.60%, 04/01/21	40	41,600
4.67%, 03/15/55	1,180	1,068,573
4.81%, 03/15/39	793	776,918
Security	Par(000)	Value
Telecommunications (continued)
4.86%, 08/21/46	$ 970	$ 941,453
5.01%, 04/15/49	1,036	1,022,915
5.01%, 08/21/54	1,305	1,255,540
5.15%, 09/15/23	2,085	2,241,896
5.25%, 03/16/37	550	572,792
5.50%, 03/16/47	525	556,904
6.55%, 09/15/43	771	928,531
Vodafone Group PLC
2.50%, 09/26/22	455	436,331
2.95%, 02/19/23(a)	708	686,286
3.75%, 01/16/24	285	283,729
4.13%, 05/30/25	195	194,951
4.38%, 05/30/28	675	673,306
4.38%, 02/19/43	592	538,898
5.00%, 05/30/38	315	314,250
5.25%, 05/30/48	250	253,120
5.45%, 06/10/19	450	462,577
6.15%, 02/27/37	555	624,131
6.25%, 11/30/32	67	76,588
		60,947,869
Textiles — 0.1%
Cintas Corp. No. 2
2.90%, 04/01/22 (Call 03/01/22)	25	24,589
3.25%, 06/01/22 (Call 03/01/22)	100	99,463
3.70%, 04/01/27 (Call 01/01/27)	450	445,545
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	250	253,652
		823,249
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.15%, 05/15/21 (Call 03/15/21)	55	54,884
3.50%, 09/15/27 (Call 06/15/27)(a)	375	348,157
		403,041
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	347	342,701
3.00%, 04/01/25 (Call 01/01/25)	100	96,789
3.05%, 03/15/22 (Call 12/15/21)	162	161,567
3.05%, 09/01/22 (Call 06/01/22)	385	383,310
3.25%, 06/15/27 (Call 03/15/27)(a)	25	24,360
3.45%, 09/15/21 (Call 06/15/21)	300	303,132
3.65%, 09/01/25 (Call 06/01/25)	210	211,294
3.75%, 04/01/24 (Call 01/01/24)	481	488,653
3.85%, 09/01/23 (Call 06/01/23)	326	334,333
3.90%, 08/01/46 (Call 02/01/46)	350	336,878
4.13%, 06/15/47 (Call 12/15/46)(a)	105	104,871
4.15%, 04/01/45 (Call 10/01/44)	200	200,210
4.38%, 09/01/42 (Call 03/01/42)	280	288,795
4.40%, 03/15/42 (Call 09/15/41)	300	310,626
4.45%, 03/15/43 (Call 09/15/42)	225	234,259
4.55%, 09/01/44 (Call 03/01/44)	340	356,891
4.90%, 04/01/44 (Call 10/01/43)	321	354,301
5.15%, 09/01/43 (Call 03/01/43)	100	114,363
5.40%, 06/01/41 (Call 12/01/40)	300	349,335
5.75%, 05/01/40 (Call 11/01/39)(a)	142	173,507
6.15%, 05/01/37	37	46,258
Canadian National Railway Co.
2.40%, 02/03/20	205	203,766
2.95%, 11/21/24 (Call 08/21/24)	350	341,866
3.20%, 08/02/46 (Call 02/02/46)	65	56,586

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Transportation (continued)
3.65%, 02/03/48 (Call 08/03/47)	$ 100	$ 93,962
6.38%, 11/15/37	250	325,162
Canadian Pacific Railway Co.
2.90%, 02/01/25 (Call 11/01/24)	315	301,524
4.80%, 09/15/35 (Call 03/15/35)	245	262,718
4.80%, 08/01/45 (Call 02/01/45)	25	27,053
5.95%, 05/15/37	152	186,995
7.13%, 10/15/31	475	611,762
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)	52	47,302
3.25%, 06/01/27 (Call 03/01/27)(a)	231	219,690
3.35%, 11/01/25 (Call 08/01/25)	450	436,972
3.40%, 08/01/24 (Call 05/01/24)	250	246,850
3.70%, 10/30/20 (Call 07/30/20)(a)	200	202,924
3.70%, 11/01/23 (Call 08/01/23)	310	311,885
3.80%, 03/01/28 (Call 12/01/27)(a)	125	123,680
3.80%, 11/01/46 (Call 05/01/46)(a)	430	389,073
3.95%, 05/01/50 (Call 11/01/49)	350	316,946
4.10%, 03/15/44 (Call 09/15/43)(a)	377	358,116
4.25%, 06/01/21 (Call 03/01/21)	130	133,780
4.40%, 03/01/43 (Call 09/01/42)	300	298,413
4.75%, 05/30/42 (Call 11/30/41)	325	342,023
5.50%, 04/15/41 (Call 10/15/40)	50	56,967
6.00%, 10/01/36	50	60,048
6.15%, 05/01/37	152	185,314
6.22%, 04/30/40	250	308,112
FedEx Corp.
2.63%, 08/01/22	335	325,493
3.30%, 03/15/27 (Call 12/15/26)	90	86,361
3.88%, 08/01/42	50	45,752
4.00%, 01/15/24	701	717,621
4.10%, 02/01/45	45	41,882
4.40%, 01/15/47 (Call 07/15/46)	670	650,711
4.55%, 04/01/46 (Call 10/01/45)	515	510,592
4.75%, 11/15/45 (Call 05/15/45)	378	385,311
5.10%, 01/15/44	200	214,270
JB Hunt Transport Services Inc., 3.30%, 08/15/22 (Call 06/15/22)	250	248,177
Kansas City Southern
3.00%, 05/15/23 (Call 02/15/23)	300	288,918
4.95%, 08/15/45 (Call 02/15/45)	200	206,198
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	100	99,014
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)(a)	90	84,961
3.00%, 04/01/22 (Call 01/01/22)(a)	330	327,169
3.15%, 06/01/27 (Call 03/01/27)	15	14,283
3.25%, 12/01/21 (Call 09/01/21)(a)	70	70,204
3.94%, 11/01/47 (Call 05/01/47)	217	205,048
3.95%, 10/01/42 (Call 04/01/42)	150	142,383
4.45%, 06/15/45 (Call 12/15/44)	260	264,792
4.65%, 01/15/46 (Call 07/15/45)(a)	270	282,325
4.84%, 10/01/41	237	254,156
5.90%, 06/15/19	282	290,756
Norfolk Southern Railway Co., 9.75%, 06/15/20	350	395,727
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	240	237,917
Union Pacific Corp.
2.25%, 06/19/20 (Call 05/19/20)	700	692,482
2.75%, 03/01/26 (Call 12/01/25)(a)	450	425,241
3.00%, 04/15/27 (Call 01/15/27)(a)	350	333,931
3.25%, 08/15/25 (Call 05/15/25)	300	294,840
Security	Par(000)	Value
Transportation (continued)
3.38%, 02/01/35 (Call 08/01/34)	$ 300	$ 277,743
3.80%, 10/01/51 (Call 04/01/51)	325	294,291
3.88%, 02/01/55 (Call 08/01/54)	350	317,681
4.00%, 04/15/47 (Call 10/15/46)(a)	250	243,172
4.10%, 09/15/67 (Call 03/15/67)(a)	105	95,294
4.15%, 01/15/45 (Call 07/15/44)	300	297,573
4.16%, 07/15/22 (Call 04/15/22)	350	362,778
4.38%, 11/15/65 (Call 05/15/65)	170	161,560
4.75%, 09/15/41 (Call 03/15/41)	100	107,524
United Parcel Service Inc.
2.05%, 04/01/21	140	136,942
2.40%, 11/15/26 (Call 08/15/26)	105	96,487
2.45%, 10/01/22	495	482,026
3.05%, 11/15/27 (Call 08/15/27)	356	341,874
3.13%, 01/15/21	506	510,250
3.40%, 11/15/46 (Call 05/15/46)	265	235,630
3.75%, 11/15/47 (Call 05/15/47)	60	56,350
4.88%, 11/15/40 (Call 05/15/40)	50	55,760
6.20%, 01/15/38	406	517,313
		24,392,685
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	50	46,461
3.50%, 03/15/28 (Call 12/15/27)	130	120,990
3.85%, 03/30/27 (Call 12/30/26)	50	48,207
4.55%, 11/07/28 (Call 08/07/28)	250	252,672
4.85%, 06/01/21	150	156,062
5.20%, 03/15/44 (Call 09/15/43)(a)	150	159,022
		783,414
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)(a)	185	174,283
3.40%, 03/01/25 (Call 12/01/24)	50	49,606
3.75%, 09/01/47 (Call 03/01/47)	250	234,025
3.85%, 03/01/24 (Call 12/01/23)	120	122,006
6.59%, 10/15/37	452	596,911
United Utilities PLC, 6.88%, 08/15/28	150	182,102
		1,358,933
Total Corporate Bonds & Notes — 85.7% (Cost: $1,341,886,904)		1,308,257,418
Foreign Government Obligations(h)
Canada — 1.1%
Export Development Canada
1.50%, 05/26/21	530	511,556
1.63%, 12/03/19	225	222,077
1.63%, 01/17/20	1,390	1,370,331
1.75%, 07/21/20	105	103,169
Hydro-Quebec, 8.05%, 07/07/24	435	542,649
Province of Alberta Canada
1.90%, 12/06/19	925	915,343
2.20%, 07/26/22	125	120,950
3.30%, 03/15/28	250	250,025
Province of British Columbia Canada
2.00%, 10/23/22	410	394,629
2.25%, 06/02/26	740	692,818
2.65%, 09/22/21	455	452,247
7.25%, 09/01/36	150	227,597

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Canada (continued)
Province of Manitoba Canada
2.05%, 11/30/20	$ 100	$ 98,129
2.10%, 09/06/22	765	736,450
2.13%, 06/22/26	150	137,676
3.05%, 05/14/24(a)	450	446,436
Province of Ontario Canada
1.65%, 09/27/19	200	197,670
1.88%, 05/21/20	665	654,121
2.20%, 10/03/22	50	48,252
2.25%, 05/18/22	600	582,120
2.40%, 02/08/22	315	308,221
2.45%, 06/29/22	100	97,667
2.50%, 09/10/21	1,000	986,000
2.50%, 04/27/26	750	713,108
3.20%, 05/16/24	415	415,548
4.00%, 10/07/19	1,400	1,426,180
4.40%, 04/14/20	320	329,901
Province of Quebec Canada
2.38%, 01/31/22	315	308,624
2.50%, 04/20/26	185	176,214
2.63%, 02/13/23	320	314,442
2.75%, 08/25/21	125	124,405
2.75%, 04/12/27	825	794,830
2.88%, 10/16/24	860	848,682
3.50%, 07/29/20	950	965,646
Series PD, 7.50%, 09/15/29	190	262,113
		16,775,826
Chile — 0.1%
Chile Government International Bond
2.25%, 10/30/22	695	662,710
3.13%, 03/27/25	300	292,014
3.13%, 01/21/26	500	482,650
3.86%, 06/21/47(a)	250	237,275
3.88%, 08/05/20	545	555,154
		2,229,803
Colombia — 0.5%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	500	471,195
3.88%, 04/25/27 (Call 01/25/27)	750	720,367
4.00%, 02/26/24 (Call 11/26/23)	445	441,551
4.38%, 07/12/21	400	407,968
4.50%, 01/28/26 (Call 10/28/25)	1,000	1,013,200
5.00%, 06/15/45 (Call 12/15/44)	650	629,798
5.63%, 02/26/44 (Call 08/26/43)	450	473,225
6.13%, 01/18/41	210	233,675
7.38%, 09/18/37	950	1,180,185
8.13%, 05/21/24	530	638,136
10.38%, 01/28/33	150	229,997
11.75%, 02/25/20	1,095	1,248,004
		7,687,301
Germany — 0.1%
FMS Wertmanagement
1.38%, 06/08/21	1,280	1,228,685
1.75%, 01/24/20	540	532,974
		1,761,659
Hungary — 0.3%
Hungary Government International Bond
5.38%, 02/21/23	850	903,558
5.38%, 03/25/24	820	877,712
Security	Par(000)	Value
Hungary (continued)
5.75%, 11/22/23	$ 800	$ 867,528
6.38%, 03/29/21	830	889,295
7.63%, 03/29/41	300	418,134
		3,956,227
Indonesia — 0.0%
Indonesia Government International Bond, 3.50%, 01/11/28	200	187,306
Isreal — 0.1%
Israel Government International Bond
2.88%, 03/16/26	950	906,139
4.00%, 06/30/22	300	308,412
4.50%, 01/30/43	200	202,550
		1,417,101
Italy — 0.1%
Republic of Italy Government International Bond
5.38%, 06/15/33	590	623,099
6.88%, 09/27/23	820	905,526
		1,528,625
Japan — 0.5%
Japan Bank for International Cooperation
1.50%, 07/21/21	300	286,548
1.75%, 05/28/20	650	636,772
1.88%, 04/20/21	1,000	971,120
1.88%, 07/21/26	1,000	904,340
2.13%, 11/16/20	500	490,950
2.13%, 02/10/25	400	374,648
2.25%, 11/04/26	1,200	1,115,220
2.38%, 11/16/22	500	484,780
2.38%, 04/20/26	1,000	944,400
2.75%, 01/21/26	200	194,050
2.75%, 11/16/27	350	336,661
2.88%, 06/01/27	250	243,058
3.38%, 07/31/23	200	202,358
		7,184,905
Mexico — 0.8%
Mexico Government International Bond
3.50%, 01/21/21	160	159,770
3.60%, 01/30/25	1,100	1,061,665
3.63%, 03/15/22	1,470	1,463,458
3.75%, 01/11/28(a)	250	234,883
4.00%, 10/02/23	700	701,918
4.13%, 01/21/26	1,450	1,437,965
4.15%, 03/28/27	1,700	1,667,547
4.35%, 01/15/47	250	218,565
4.60%, 01/23/46	500	452,095
4.60%, 02/10/48	350	316,820
4.75%, 03/08/44	1,050	973,161
5.55%, 01/21/45	1,525	1,575,737
5.75%, 10/12/10	330	318,321
6.05%, 01/11/40(a)	1,200	1,305,228
6.75%, 09/27/34	545	649,727
7.50%, 04/08/33	200	255,066
		12,791,926
Panama — 0.3%
Panama Government International Bond
4.00%, 09/22/24 (Call 06/22/24)	1,050	1,060,321
4.30%, 04/29/53(a)	250	234,985
5.20%, 01/30/20	605	626,338

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Panama (continued)
6.70%, 01/26/36	$ 795	$ 978,566
8.88%, 09/30/27	400	543,392
9.38%, 04/01/29	275	386,950
		3,830,552
Peru — 0.2%
Peruvian Government International Bond
4.13%, 08/25/27	550	562,237
5.63%, 11/18/50(a)	520	602,181
6.55%, 03/14/37	365	457,655
7.35%, 07/21/25	600	732,756
8.75%, 11/21/33(a)	555	812,709
		3,167,538
Philippines — 0.4%
Philippine Government International Bond
3.70%, 03/01/41	250	234,240
3.95%, 01/20/40	1,750	1,698,760
4.00%, 01/15/21	1,030	1,047,613
5.00%, 01/13/37	300	326,394
5.50%, 03/30/26	200	221,740
6.38%, 01/15/32	200	242,336
6.38%, 10/23/34	1,200	1,479,888
6.50%, 01/20/20	750	791,467
8.38%, 06/17/19	350	369,289
10.63%, 03/16/25	215	301,888
		6,713,615
Poland — 0.3%
Republic of Poland Government International Bond
3.00%, 03/17/23	550	537,135
3.25%, 04/06/26	575	555,151
4.00%, 01/22/24	825	838,390
5.00%, 03/23/22	855	901,897
5.13%, 04/21/21	550	577,500
6.38%, 07/15/19	575	597,661
		4,007,734
South Korea — 0.3%
Export-Import Bank of Korea
1.88%, 10/21/21	500	474,785
2.25%, 01/21/20	200	197,232
2.38%, 04/21/27	200	177,908
2.50%, 05/10/21	750	731,032
2.63%, 05/26/26	200	183,408
2.88%, 01/21/25(a)	300	283,419
3.25%, 11/10/25	300	288,843
3.25%, 08/12/26	400	383,364
4.00%, 01/29/21	235	238,828
4.38%, 09/15/21	450	462,614
5.00%, 04/11/22	500	526,000
5.13%, 06/29/20	120	124,518
Korea Development Bank (The), 2.63%, 02/27/22	200	194,338
Korea International Bond
3.88%, 09/11/23	250	256,838
4.13%, 06/10/44(a)	250	267,350
		4,790,477
Supranational — 5.1%
African Development Bank
1.25%, 07/26/21	1,120	1,069,544
1.88%, 03/16/20	370	365,671
2.38%, 09/23/21	559	551,973
Security	Par(000)	Value
Supranational (continued)
Asian Development Bank
1.00%, 08/16/19	$ 1,040	$ 1,022,486
1.38%, 03/23/20	255	249,808
1.50%, 01/22/20	115	113,138
1.63%, 05/05/20	250	245,615
1.63%, 08/26/20	850	832,150
1.63%, 03/16/21	190	184,581
1.75%, 01/10/20	2,330	2,302,203
1.75%, 06/08/21	165	160,364
1.75%, 09/13/22	1,000	957,380
1.88%, 02/18/22	200	193,642
2.00%, 02/16/22	1,800	1,750,500
2.00%, 01/22/25	765	722,887
2.00%, 04/24/26	1,300	1,212,328
2.13%, 03/19/25	250	237,443
2.50%, 11/02/27	100	95,981
2.63%, 01/12/27(a)	200	194,406
2.75%, 03/17/23	750	746,858
2.75%, 01/19/28	100	97,956
Corp. Andina de Fomento
2.13%, 09/27/21	700	674,688
4.38%, 06/15/22	509	529,782
Council of Europe Development Bank, 1.63%, 03/16/21(a)	1,225	1,189,169
European Bank for Reconstruction & Development
1.13%, 08/24/20	595	575,776
1.50%, 11/02/21	350	335,440
1.63%, 05/05/20	1,180	1,159,197
1.75%, 06/14/19	1,750	1,738,555
1.88%, 02/23/22	100	96,727
European Investment Bank
1.13%, 08/15/19	250	246,145
1.25%, 12/16/19	1,350	1,324,647
1.38%, 06/15/20	4,275	4,171,759
1.38%, 09/15/21	1,500	1,433,925
1.63%, 12/15/20	450	438,462
1.63%, 06/15/21	1,000	967,010
1.75%, 06/17/19	1,600	1,589,616
1.75%, 05/15/20	1,300	1,279,317
1.88%, 02/10/25	710	662,444
2.00%, 03/15/21	1,550	1,520,100
2.00%, 12/15/22	200	192,710
2.13%, 10/15/21	30	29,367
2.13%, 04/13/26	250	235,058
2.25%, 03/15/22	1,350	1,322,609
2.25%, 08/15/22	2,030	1,982,457
2.38%, 06/15/22(a)	1,150	1,129,484
2.38%, 05/24/27	185	175,617
2.50%, 04/15/21	725	720,266
2.50%, 03/15/23	300	294,795
2.50%, 10/15/24	475	462,907
2.88%, 09/15/20	830	834,175
3.25%, 01/29/24	515	523,678
4.00%, 02/16/21	455	470,152
4.88%, 02/15/36(a)	410	507,281
Inter-American Development Bank
1.25%, 09/14/21	250	238,253
1.63%, 05/12/20	2,715	2,667,107
1.75%, 10/15/19	1,000	990,760
1.75%, 04/14/22	460	442,262
1.75%, 09/14/22	335	320,779

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Supranational (continued)
1.88%, 06/16/20	$ 1,063	$ 1,048,139
1.88%, 03/15/21	1,780	1,741,801
2.00%, 06/02/26	250	233,075
2.13%, 11/09/20	345	340,822
2.13%, 01/15/25	420	400,138
2.38%, 07/07/27	65	61,828
2.50%, 01/18/23	300	295,773
3.00%, 10/04/23(a)	250	251,515
3.00%, 02/21/24	1,920	1,929,792
3.20%, 08/07/42	350	347,414
3.88%, 02/14/20	600	613,368
4.38%, 01/24/44	350	418,705
International Bank for Reconstruction & Development
0.88%, 08/15/19	1,500	1,472,805
1.25%, 07/26/19	1,500	1,480,575
1.38%, 03/30/20	1,700	1,665,320
1.38%, 05/24/21	365	351,287
1.38%, 09/20/21(a)	545	521,957
1.63%, 09/04/20	1,380	1,350,923
1.63%, 03/09/21	3,195	3,106,786
1.63%, 02/10/22	1,000	960,060
1.75%, 04/19/23(a)	312	296,930
1.88%, 10/07/19	360	357,278
1.88%, 04/21/20	875	864,500
1.88%, 10/07/22	30	28,865
1.88%, 10/27/26	185	169,808
2.00%, 01/26/22	2,805	2,730,135
2.13%, 02/13/23	165	159,972
2.13%, 03/03/25	755	719,613
2.25%, 06/24/21	1,035	1,021,090
2.50%, 11/25/24	520	507,556
2.50%, 07/29/25	1,350	1,312,349
2.50%, 11/22/27	300	288,153
4.75%, 02/15/35	200	244,692
7.63%, 01/19/23	510	614,672
International Finance Corp.
1.63%, 07/16/20	590	578,359
1.75%, 09/16/19	1,345	1,333,446
2.00%, 10/24/22	175	169,204
2.13%, 04/07/26	631	595,191
Nordic Investment Bank, 2.13%, 02/01/22	1,000	976,440
		78,339,726
Sweden — 0.2%
Svensk Exportkredit AB
1.13%, 08/28/19	500	491,635
1.75%, 05/18/20	750	737,242
1.75%, 03/10/21	200	194,538
1.88%, 06/17/19	300	298,185
1.88%, 06/23/20	250	245,920
2.38%, 03/09/22	400	392,608
2.88%, 03/14/23(a)	350	348,831
		2,708,959
Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	250	225,020
4.38%, 10/27/27	585	597,513
4.50%, 08/14/24	1,035	1,071,857
5.10%, 06/18/50(a)	1,160	1,151,219
Security	Par(000)	Value
Uruguay (continued)
7.63%, 03/21/36	$ 220	$ 283,307
8.00%, 11/18/22	330	376,454
		3,705,370
Total Foreign Government Obligations — 10.6% (Cost: $167,501,329)		162,784,650
Municipal Debt Obligations
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District RB BAB, 4.84%, 01/01/41	255	291,728
California — 0.7%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	250	348,728
Series S-1, 7.04%, 04/01/50	130	194,376
Series S-3, 6.91%, 10/01/50	425	631,146
East Bay Municipal Utility District Water System Revenue RB BAB, Series B, 5.87%, 06/01/40	380	489,809
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	450	661,891
Los Angeles County Metropolitan Transportation Authority RB BAB, Series A, 5.74%, 06/01/39	360	439,297
Los Angeles Department of Water & Power System Revenue RB BAB
Series A, 6.60%, 07/01/50	120	175,885
Series D, 6.57%, 07/01/45	290	415,184
Los Angeles Unified School District/CA GO BAB
5.75%, 07/01/34	165	200,119
5.76%, 07/01/29	265	307,800
Series RY, 6.76%, 07/01/34	375	494,483
San Diego County Regional Transportation Commission RB BAB, 5.91%, 04/01/48	100	133,043
San Diego County Water Authority Financing Corp. RB BAB, Series B, 6.14%, 05/01/49	125	168,303
Santa Clara Valley Transportation Authority RB BAB, 5.88%, 04/01/32	100	117,892
State of California Department of Water Resources Power Supply Revenue RB, Series P, 2.00%, 05/01/22	60	58,010
State of California GO BAB
5.70%, 11/01/21	400	435,788
7.50%, 04/01/34	370	522,347
7.55%, 04/01/39	1,030	1,534,865
7.60%, 11/01/40	1,000	1,516,370
7.70%, 11/01/30 (Call 11/01/20)	240	266,306
University of California RB
Series AD, 4.86%, 05/15/12	350	368,078
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	500	490,630
University of California RB BAB
5.77%, 05/15/43	205	254,452
5.95%, 05/15/45	100	127,494
		10,352,296
Connecticut — 0.0%
State of Connecticut GO, Series A, 5.85%, 03/15/32	180	208,318
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/14	150	163,759

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par(000)	Value
Florida — 0.1%
State Board of Administration Finance Corp. RB, Series A, 3.00%, 07/01/20	$ 810	$ 812,082
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	150	188,983
Project M, Series 2010-A, 6.66%, 04/01/57	200	250,722
Project P, Series 2010-A, 7.06%, 04/01/57	125	149,908
		589,613
Illinois — 0.2%
Chicago Transit Authority RB, Series A, 6.90%, 12/01/40	340	448,276
City of Chicago IL GO, Series B, 6.31%, 01/01/44	200	205,882
Metropolitan Water Reclamation District of Greater Chicago GOL BAB, 5.72%, 12/01/38	75	93,191
State of Illinois GO
4.95%, 06/01/23	485	493,657
5.10%, 06/01/33	1,225	1,179,785
State of Illinois GO BAB
Series 3, 6.73%, 04/01/35	100	105,299
Series 5, 7.35%, 07/01/35	750	824,340
		3,350,430
Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	100	132,886
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB
Series D, 4.50%, 08/01/31	230	247,128
Series E, 4.20%, 12/01/21	85	87,827
Series E, 5.46%, 12/01/39	460	560,841
Commonwealth of Massachusetts Transportation Fund Revenue RB BAB, Series A, 5.73%, 06/01/40	100	125,590
Massachusetts School Building Authority RB BAB, Series B, 5.72%, 08/15/39	230	282,857
		1,304,243
Mississippi — 0.0%
State of Mississippi GO BAB, Series F, 5.25%, 11/01/34	100	114,313
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 3.65%, 08/15/57 (Call 02/15/57)	50	46,565
Nevada — 0.0%
County of Clark Department of Aviation RB BAB, Series C, 6.82%, 07/01/45	225	326,761
New Jersey — 0.2%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	300	364,374
Series B, 0.00%, 02/15/20 (AGM)(e)	100	95,341
Series B, 0.00%, 02/15/24 (AGM)(e)	400	322,464
New Jersey State Turnpike Authority RB BAB
7.10%, 01/01/41	277	392,997
Series F, 7.41%, 01/01/40	435	638,493
New Jersey Transportation Trust Fund Authority RB BAB
6.56%, 12/15/40	250	316,842
Series C, 5.75%, 12/15/28	150	166,817
Rutgers The State University of New Jersey RB BAB, 5.67%, 05/01/40	175	206,076
		2,503,404
Security	Par(000)	Value
New York — 0.3%
City of New York NY GO BAB
Series C-1, 5.52%, 10/01/37	$ 250	$ 301,680
Series F1, 6.27%, 12/01/37	250	320,903
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	221,894
Series 2010-A, 6.67%, 11/15/39	160	216,461
New York City Transitional Finance Authority Future Tax Secured Revenue RB BAB
5.51%, 08/01/37	85	102,162
Series C-2, 5.77%, 08/01/36	300	356,220
New York City Water & Sewer System RB BAB
5.44%, 06/15/43	250	310,150
5.72%, 06/15/42	210	267,853
5.75%, 06/15/41	290	370,669
New York State Dormitory Authority RB BAB, 5.63%, 03/15/39	265	315,384
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	100	117,456
Port Authority of New York & New Jersey RB
4.93%, 10/01/51	525	620,324
6.04%, 12/01/29	400	484,604
Series 174, 4.46%, 10/01/62	525	568,139
		4,573,899
Ohio — 0.1%
American Municipal Power Inc. RB BAB
Series B, 8.08%, 02/15/50	270	440,586
Series E, 6.27%, 02/15/50	90	114,359
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	295	338,206
		893,151
Oregon — 0.1%
State of Oregon Department of Transportation RB BAB, Series 2010-A, 5.83%, 11/15/34	155	192,242
State of Oregon GO, 5.89%, 06/01/27	950	1,110,692
		1,302,934
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission RB BAB, Series B, 5.51%, 12/01/45	40	50,779
Texas — 0.2%
City of Houston TX GOL
3.96%, 03/01/47	100	100,652
Series A, 6.29%, 03/01/32	130	150,688
City of San Antonio TX Electric & Gas Systems Revenue, Series C, 5.99%, 02/01/39	130	167,998
Dallas Area Rapid Transit RB BAB, 6.00%, 12/01/44	175	228,835
Dallas County Hospital District GOL BAB, Series C, 5.62%, 08/15/44	100	122,794
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	430	617,678
Permanent University Fund - University of Texas System RB, Series A, 3.38%, 07/01/47 (Call 01/01/47)	150	139,831
State of Texas GO BAB, 5.52%, 04/01/39	350	434,805
Texas Transportation Commission State Highway Fund RB BAB, Series B, 5.18%, 04/01/30	490	561,270
University of Texas System (The) RB BAB, Series B, 6.28%, 08/15/41 (Call 08/15/19)	125	129,518
		2,654,069

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Par/Shares (000)	Value
Utah — 0.0%
State of Utah GO BAB, Series D, 4.55%, 07/01/24	$ 75	$ 79,108
Virginia — 0.0%
University of Virginia RB, Series C, 4.18%, 09/01/17 (Call 03/01/17)	150	148,384
Wisconsin — 0.0%
State of Wisconsin RB, Series A, 5.70%, 05/01/26	150	166,680
Total Municipal Debt Obligations — 2.0% (Cost: $29,430,903)		30,065,402

Short-Term Investments
Money Market Funds — 11.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(f)(i)(j)	163,896	163,928,992
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(f)(i)	7,809	7,808,787
		171,737,779
Total Short-Term Investments — 11.3% (Cost: $171,709,337)		171,737,779
Total Investments in Securities — 109.6% (Cost: $1,710,528,473)		1,672,845,249
Other Assets, Less Liabilities — (9.6)%		(146,127,071)
Net Assets — 100.0%		$ 1,526,718,178
(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date. Reference index and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(e)	Zero-coupon bond.
(f)	Affiliate of the Fund.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Investments are denominated in U.S. dollars.
(i)	Annualized 7-day yield as of period-end.
(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Par/Shares Held at 02/28/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 05/31/18 (000)	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	206,509	—	(42,613) (a)	163,896	$163,928,992	$166,451 (b)	$ (5,476)	$ 23,369
BlackRock Cash Funds: Treasury, SL Agency Shares	8,621	—	(812) (a)	7,809	7,808,787	40,662	—	—
PNC Bank N.A.
1.95%, 03/04/19	500	—	(500)	—	—	674	(4,719)	4,930
2.25%, 07/02/19	1,395	—	—	1,395	1,388,527	6,106	—	4,447
2.40%, 10/18/19	250	—	—	250	248,673	1,141	—	558
3.10%, 10/25/27	500	—	—	500	474,600	3,972	—	(3,272)
4.20%, 11/01/25	350	—	—	350	358,806	3,023	—	(2,592)
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27	470	—	—	470	448,103	3,761	—	(3,895)
3.30%, 03/08/22	312	—	—	312	311,700	2,407	—	(2,613)
3.90%, 04/29/24	975	—	—	975	980,596	7,646	—	(12,111)
4.38%, 08/11/20	250	—	—	250	256,763	1,787	—	(705)
5.13%, 02/08/20	395	—	—	395	409,500	3,020	—	15
6.88%, 05/15/19	400	—	(400)	—	—	4,854	7,399	(9,158)
					$176,615,047	$245,504	$ (2,796)	$ (1,027)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® U.S. Credit Bond ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$ —	$1,308,257,418	$ —	$1,308,257,418
Foreign Government Obligations	—	162,784,650	—	162,784,650
Municipal Debt Obligations	—	30,065,402	—	30,065,402
Money Market Funds	171,737,779	—	—	171,737,779
	$ 171,737,779	$1,501,107,470	$ —	$1,672,845,249
Portfolio Abbreviations - Fixed Income
AGM	Assured Guaranty Municipal Corp.
BAB	Build America Bond
GO	General Obligation
GOL	General Obligation Limited
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	July 30, 2018

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	July 30, 2018